UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:         811-08495

NATIONWIDE MUTUAL FUNDS
(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code: 05-02-210R Columbus, OH 43215
(Address of principal executive offices) (Zip code)

Stephen R. Rimes, Esq.
One Nationwide Plaza
Mail Code: 05-02-210R
Columbus, OH 43215
(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-3820

Date of fiscal year end: October 31, 2023

Date of reporting period: November 1, 2022 through April 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR § 270.30e-1). The Commission may use the information provided on Form N-CSR in the Commission’s regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D. C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1).

(b)

Include a copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Semiannual Report
April 30, 2023 (Unaudited)
Nationwide Mutual Funds
Target Destination Funds
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Destination 2055 Fund
Nationwide Destination 2060 Fund
Nationwide Destination 2065 Fund
Nationwide Destination Retirement Fund
IMPORTANT INFORMATION
As permitted by the Securities and Exchange Commission, Nationwide Mutual Funds
no longer mails paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports
.
Instead, Nationwide Mutual Funds posts
the reports on the Funds’ website, nationwide.com/mutualfundprospectuses , and mails you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery), you do not need to take any action. If you wish to receive reports and other Fund documents via eDelivery
you may elect this option
by contacting your financial intermediary (such as a
broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-
848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, please contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, please call Shareholder Services at 800-848-0920 to register your preference, and tell them that you wish to continue receiving paper copies of your reports. Your election to receive paper reports applies to all Funds held in your account.

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling
800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Overview 4
Shareholder Expense Examples 14
Statements of Investments 18
Statements of Assets and Liabilities 28
Statements of Operations 36
Statements of Changes in Net Assets 40
Financial Highlights 54
Notes to Financial Statements 64
Supplemental Information 78
Management Information 81
Market Index Definitions 84
Glossary 89

Nationwide Mutual Funds - April 30, 2023 (Unaudited) - 1
Message to Investors
Dear Investor,
In these complex and uncertain times, we continue to work with determination to navigate markets and manage the assets entrusted to us. At Nationwide, we hold your confidence in the highest regard, as we strive to provide a broad array of competitive mutual funds to support your diverse investment needs. In addition, we maintain our unshakeable commitment to our employees, communities and you, our investors.
During the semi-annual reporting period ended on April 30, 2023, most asset classes produced a positive investment return. In the early part of the reporting period, equity markets experienced fluctuations as investors reacted to various economic data points. Initial market gains were driven by better-than-expected earnings reports and evidence that inflation had peaked in June
2022. During the second month of the reporting period, however, the market experienced a downturn, with the S&P 500
®
Index falling 5.76% in December 2022. This decline was prompted by comments from Jerome Powell, Chair of the Federal Reserve (“Fed”), who indicated that the Fed anticipated further interest rate increases to quell inflation. Further, the Fed raised the median projection for the federal funds rate to 5.1% by the end of 2023, a figure higher than the
4.6% projected in September 2022.
The unexpectedly hawkish comments from the Fed shifted investor sentiment to extremely negative levels in December 2022. However, for the reporting period, equity markets delivered positive returns. The S&P 500
®
Index gained 8.63%, and the MSCI EAFE
®
Index registered a
24.19% return. For perspective, it is important to recognize that the stock market was highly tumultuous in multiple aspects during 2022. For instance, the level of decline in both the equity and bond markets was notable, as was the degree of volatility seen throughout the year. Further, it is noteworthy that the S&P 500
®
Index closed down 57% of the trading days in 2022. Against
this backdrop, the market exhibited resilience during the reporting period, despite the recent banking stress and concerns about a potential recession in the latter half of 2023.
The economic data was mixed during the reporting period, confounding policymakers, economists, and investors. For example, the Fed Funds Futures market continued to price approximately two to three rate cuts by the end of 2023, while the Fed continued to reassure investors that no rate cuts would commence in 2023. Economic growth was modest during the reporting period. For example, fourth-quarter gross domestic product (“GDP”) rose at a
2.6% annualized pace, a minor reduction from the 3.2% annualized growth rate from the prior quarter, per the U.S. Bureau of Economic Analysis. Likewise, for the first quarter of 2023,
GDP grew at an annualized rate of 1.1%. However, signs of decelerating economic growth in the U.S. economy persisted during the reporting period. For instance, key leading economic indicators, such as the yield curve, the Conference Board’s Leading Economic Index
®
(“LEI”),
and tightening bank lending standards, indicated signs of a nearing recession. It is important to remember that recessions and expansions are usually magnified through the labor market, which has remained highly resilient during the reporting period. With the unemployment rate at an all-time 54-year low, investors remained steadfast that a “soft landing” from a potential recession was still feasible, providing a tailwind for equities.
While the exact timing of a recession remains elusive, the economy is showing signs of slower growth.

2 - April 30, 2023 (Unaudited) - Nationwide Mutual Funds
Despite facing challenges during the reporting period, including the collapse of two regional U.S.
banks and the emergency rescue of Credit Suisse, the S&P 500 Index managed to generate a positive return. Within the S&P 500, communication services, information technology, and consumer staples were the strongest performers. On the other hand, energy, financials, and healthcare were the weakest performers. The easing of the two largest sources of discomfort in 2022, namely the highest inflation in over four decades, coupled with the fastest and most aggressive monetary policy response since the 1980s, was arguably the driving force behind the market’s resurgence during the first quarter of 2023. Further, 2022 saw high-valuation technology stocks lag the overall market. During the reporting period, however, investors flocked to large-cap technology companies as fears of a banking contagion roiled investor confidence and increased investors’ expectations that the Fed would have to lower rates to stem an economic downturn.
As measured by the relative outperformance of the Russell 1000
®
Growth Index over the
Russell 1000
®
Value Index, the various indices exemplified the sentiment and positioning of investors over the reporting period. Investors favored companies with strong balance sheets, exceptional cash flows, and the ability to capture market share against a slowing economic backdrop. Further, investors bid up mega-cap tech stocks as some of the hawkish Fed rhetoric and moderation in inflation that crushed long-duration assets in 2022 abated, giving investors hope that the Fed might be closer to pausing its rate hiking cycle. For the reporting period, the
Russell 1000
®
Growth returned 11.51%, while the Russell 1000
®
Value posted a 4.54% return.
Another notable trend during the reporting period was global markets outperforming domestic markets, as measured by the MSCI Emerging Markets
®
Index, which was up 16.36% during
the reporting period. The S&P 500
®
Index, on the other hand, returned 8.63%. The notable
outperformance was attributed to several factors. First, the U.S. Dollar Index fell by 8.8% during the reporting period and over 11% since reaching a multi-decade high in September 2022.
Second, China’s GDP grew by 4.5% in the first quarter of 2023, reassuring investors that the bullish narrative surrounding China’s growth remained largely intact. Lastly, European banking risks moderated, decreasing the probability of contagion among European banks.
The 2-year Treasury yield epitomized the volatility experienced by the fixed-income market during the reporting period. For example, the 2-year U.S. Treasury yield went from a high of
5.1% on March 8th, 2023, to around 4.0% on March 13th, 2023. Moreover, the yield on the
2-year Treasury moved 0.20% or more for six consecutive days in March, the longest streak since at least 1977. The rapid movement in yields primarily reflected investors’ risk-off appetite and fears that a credit crunch would increase the risk of the Federal Reserve committing a policy error, i.e., pushing the economy into a recession. Further, the ICE BofAML MOVE Index, which tracks bond market volatility, traded at levels not seen since the 2008-2009 Global Financial
Crisis. For perspective, the MOVE Index started the reporting period at 148, increased to over
180 on March 15th, and ended the reporting period at 122.
The recent performance of risk assets during the reporting period is likely attributed to the resurgence of better-than-expected economic data, easing of banking sector pressures, and disinflation trends.
The sustained yield curve inversion over the reporting period reflected the bond market’s elevated anxiety about a potential recession in the year ahead. For example, at the beginning of the reporting period, the spread between the 10-year U.S. Treasury note yield and the 2-year
U.S. Treasury note yield was -0.47. Against the backdrop of a potential Fed policy error, the spread reached a low of -1.07 on March 8th, a level not seen since the 1980s. Due to the crisis in banking, however, the spread began to narrow, which some investors interpreted as an ominous sign that a recession was likely on the horizon. Amidst all the volatility experienced in the bond market during the reporting period, investors allocated cash into money market funds, with money market funds swelling to $5.26 trillion as of April 27th, 2023. The influx into money market funds represented an important shift in investor sentiment and preference during the reporting period. Cash sorting, or investors migrating from non-interest paying deposits to money market funds, was a key concern for investors worried about bank profitability, specifically net

Nationwide Mutual Funds - April 30, 2023 (Unaudited) - 3
interest margins. Ultimately, Treasury bill yields may rise modestly if the Fed continues to hike rates; however, as economic data continues to moderate, the Fed will need to balance financial stability risk against its mission to assuage inflation.
As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial professional. At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.
Sincerely,
Kevin T. Jestice
President and Chief Executive Officer
Nationwide Funds
The following chart provides returns for various market segments for the six-month reporting period that ended April 30, 2023:
Index
Semiannual Total Return
(as of April 30, 2023)
Bloomberg Emerging Markets USD (United States Dollars)
Aggregate Bond Index 10.28%
Bloomberg Municipal Bond Index 7.65%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index 2.89%
Bloomberg U.S. 10-20 Year Treasury Bond Index 11.85%
Bloomberg U.S. Aggregate Bond Index 6.91%
Bloomberg U.S. Corporate High Yield Index 6.21%
MSCI EAFE
®
Index 24.19%
MSCI Emerging Markets
®
Index 16.36%
MSCI ACWI ex USA Index 20.65%
Russell 1000
®
Growth Index 11.51%
Russell 1000
®
Value Index 4.54%
Russell 2000
®
Index -3.45%
S&P 500
®
Index 8.63%
Source: Morningstar

4 - Fund Overview - April 30, 2023 (Unaudited) - Nationwide Destination 2025 Fund
Asset Allocation
1
Fixed Income Funds 46.6%
Equity Funds 41.4%
Money Market Fund 6.8%
Alternative Assets 5.2%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Bond Portfolio, Class R6 39.3%
Nationwide Multi-Cap Portfolio, Class R6 19.0%
Nationwide International Index Fund, Class R6 10.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 6.9%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 6.8%
Nationwide Inflation-Protected Securities Fund,
Class R6 5.4%
Nationwide Amundi Strategic Income Fund, Class
R6 5.2%
iShares Core MSCI Emerging Markets ETF 3.0%
Nationwide Mid Cap Market Index Fund, Class R6 2.1%
iShares 20+ Year Treasury Bond ETF 1.9%
Nationwide Small Cap Index Fund, Class R6 0.4%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

Nationwide Destination 2030 Fund - April 30, 2023 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Equity Funds 57.9%
Fixed Income Funds 34.8%
Money Market Fund 3.7%
Alternative Assets 3.6%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Bond Portfolio, Class R6 30.9%
Nationwide Multi-Cap Portfolio, Class R6 25.6%
Nationwide International Index Fund, Class R6 13.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 9.3%
iShares Core MSCI Emerging Markets ETF 4.3%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 3.7%
Nationwide Amundi Strategic Income Fund, Class
R6 3.6%
Nationwide Mid Cap Market Index Fund, Class R6 3.3%
Nationwide Inflation-Protected Securities Fund,
Class R6 2.4%
Nationwide Small Cap Index Fund, Class R6 1.7%
iShares 20+ Year Treasury Bond ETF 1.5%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

6 - Fund Overview - April 30, 2023 (Unaudited) - Nationwide Destination 2035 Fund
Asset Allocation
1
Equity Funds 70.0%
Fixed Income Funds 25.7%
Alternative Assets 2.5%
Money Market Fund 1.8%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 30.0%
Nationwide Bond Portfolio, Class R6 23.5%
Nationwide International Index Fund, Class R6 16.3%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 10.9%
iShares Core MSCI Emerging Markets ETF 5.6%
Nationwide Mid Cap Market Index Fund, Class R6 4.6%
Nationwide Small Cap Index Fund, Class R6 2.6%
Nationwide Amundi Strategic Income Fund, Class
R6 2.6%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 1.8%
iShares 20+ Year Treasury Bond ETF 1.2%
Nationwide Inflation-Protected Securities Fund,
Class R6 0.9%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

Nationwide Destination 2040 Fund - April 30, 2023 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Equity Funds 80.1%
Fixed Income Funds 17.4%
Alternative Assets 1.7%
Money Market Fund 0.8%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 34.3%
Nationwide International Index Fund, Class R6 18.6%
Nationwide Bond Portfolio, Class R6 16.1%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 12.3%
iShares Core MSCI Emerging Markets ETF 6.4%
Nationwide Mid Cap Market Index Fund, Class R6 5.7%
Nationwide Small Cap Index Fund, Class R6 2.8%
Nationwide Amundi Strategic Income Fund, Class
R6 1.7%
iShares 20+ Year Treasury Bond ETF 1.0%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 0.8%
Nationwide Inflation-Protected Securities Fund,
Class R6 0.3%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

8 - Fund Overview - April 30, 2023 (Unaudited) - Nationwide Destination 2045 Fund
Asset Allocation
1
Equity Funds 86.0%
Fixed Income Funds 13.0%
Alternative Assets 0.7%
Money Market Fund 0.3%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 36.3%
Nationwide International Index Fund, Class R6 20.2%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 13.1%
Nationwide Bond Portfolio, Class R6 12.0%
iShares Core MSCI Emerging Markets ETF 6.9%
Nationwide Mid Cap Market Index Fund, Class R6 6.5%
Nationwide Small Cap Index Fund, Class R6 2.9%
iShares 20+ Year Treasury Bond ETF 1.1%
Nationwide Amundi Strategic Income Fund, Class
R6 0.7%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 0.3%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

Nationwide Destination 2050 Fund - April 30, 2023 (Unaudited) - Fund Overview - 9
Asset Allocation
1
Equity Funds 89.2%
Fixed Income Funds 10.7%
Alternative Assets 0.2%
Liabilities in excess of other assets (0.1)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 38.0%
Nationwide International Index Fund, Class R6 20.4%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 13.6%
Nationwide Bond Portfolio, Class R6 9.6%
iShares Core MSCI Emerging Markets ETF 7.2%
Nationwide Mid Cap Market Index Fund, Class R6 7.0%
Nationwide Small Cap Index Fund, Class R6 2.9%
iShares 20+ Year Treasury Bond ETF 1.1%
Nationwide Amundi Strategic Income Fund, Class
R6 0.2%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

10 - Fund Overview - April 30, 2023 (Unaudited) - Nationwide Destination 2055 Fund
Asset Allocation
1
Equity Funds 91.0%
Fixed Income Funds 9.0%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 38.3%
Nationwide International Index Fund, Class R6 21.2%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 13.8%
Nationwide Bond Portfolio, Class R6 7.9%
iShares Core MSCI Emerging Markets ETF 7.4%
Nationwide Mid Cap Market Index Fund, Class R6 7.3%
Nationwide Small Cap Index Fund, Class R6 3.0%
iShares 20+ Year Treasury Bond ETF 1.1%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

Nationwide Destination 2060 Fund - April 30, 2023 (Unaudited) - Fund Overview - 11
Asset Allocation
1
Equity Funds 92.1%
Fixed Income Funds 7.9%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 37.9%
Nationwide International Index Fund, Class R6 21.6%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 13.9%
Nationwide Mid Cap Market Index Fund, Class R6 7.9%
iShares Core MSCI Emerging Markets ETF 7.6%
Nationwide Bond Portfolio, Class R6 7.1%
Nationwide Small Cap Index Fund, Class R6 3.2%
iShares 20+ Year Treasury Bond ETF 0.8%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

12 - Fund Overview - April 30, 2023 (Unaudited) - Nationwide Destination 2065 Fund
Asset Allocation
1
Equity Funds 93.2%
Fixed Income Funds 6.7%
Other assets in excess of liabilities 0.1%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 38.1%
Nationwide International Index Fund, Class R6 21.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 14.1%
Nationwide Mid Cap Market Index Fund, Class R6 8.1%
iShares Core MSCI Emerging Markets ETF 7.8%
Nationwide Bond Portfolio, Class R6 6.2%
Nationwide Small Cap Index Fund, Class R6 3.3%
iShares 20+ Year Treasury Bond ETF 0.6%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

Nationwide Destination Retirement Fund - April 30, 2023 (Unaudited) - Fund Overview - 13
Asset Allocation
1
Fixed Income Funds 51.3%
Equity Funds 35.0%
Money Market Fund 8.0%
Alternative Assets 5.8%
Liabilities in excess of other assets (0.1)%
100.0%
Top Holdings
2
Nationwide Bond Portfolio, Class R6 42.5%
Nationwide Multi-Cap Portfolio, Class R6 16.3%
Nationwide International Index Fund, Class R6 8.5%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 8.0%
Nationwide Inflation-Protected Securities Fund,
Class R6 6.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 5.9%
Nationwide Amundi Strategic Income Fund, Class
R6 5.7%
iShares Core MSCI Emerging Markets ETF 2.5%
iShares 20+ Year Treasury Bond ETF 2.1%
Nationwide Mid Cap Market Index Fund, Class R6 1.8%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

14 - Shareholder Expense Example - April 30, 2023 (Unaudited) - Target Destination Funds
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2022) and continued to hold your shares at the end of the reporting period (April 30, 2023).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2022 through April 30, 2023. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses
Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2022 through April 30, 2023. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 11/1/22
Ending Account
Value($) 4/30/23
Expenses Paid
During Period ($)
11/1/22 - 4/30/23
(a)
Expense Ratio
During Period (%)
11/1/22 - 4/30/23
(a)
Nationwide Destination 2025 Fund
Class A Shares
Actual
(b)
1,000.00 1,078.20 3.04 0.59
Hypothetical
(b)(c)
1,000.00 1,021.87 2.96 0.59
Class R Shares
Actual
(b)
1,000.00 1,076.90 4.58 0.89
Hypothetical
(b)(c)
1,000.00 1,020.38 4.46 0.89
Class R6 Shares
Actual
(b)
1,000.00 1,082.20 0.72 0.14
Hypothetical
(b)(c)
1,000.00 1,024.10 0.70 0.14
Institutional Service Class Shares
Actual
(b)
1,000.00 1,080.80 2.01 0.39
Hypothetical
(b)(c)
1,000.00 1,022.86 1.96 0.39

Target Destination Funds - April 30, 2023 (Unaudited) - Shareholder Expense Example - 15
Beginning Account
Value($) 11/1/22
Ending Account
Value($) 4/30/23
Expenses Paid
During Period ($)
11/1/22 - 4/30/23
(a)
Expense Ratio
During Period (%)
11/1/22 - 4/30/23
(a)
Nationwide Destination 2030 Fund
Class A Shares
Actual
(b)
1,000.00 1,085.10 3.31 0.64
Hypothetical
(b)(c)
1,000.00 1,021.62 3.21 0.64
Class R Shares
Actual
(b)
1,000.00 1,083.20 4.60 0.89
Hypothetical
(b)(c)
1,000.00 1,020.38 4.46 0.89
Class R6 Shares
Actual
(b)
1,000.00 1,088.30 0.72 0.14
Hypothetical
(b)(c)
1,000.00 1,024.10 0.70 0.14
Institutional Service Class Shares
Actual
(b)
1,000.00 1,086.30 2.02 0.39
Hypothetical
(b)(c)
1,000.00 1,022.86 1.96 0.39
Nationwide Destination 2035 Fund
Class A Shares
Actual
(b)
1,000.00 1,089.60 3.06 0.59
Hypothetical
(b)(c)
1,000.00 1,021.87 2.96 0.59
Class R Shares
Actual
(b)
1,000.00 1,087.70 4.56 0.88
Hypothetical
(b)(c)
1,000.00 1,020.43 4.41 0.88
Class R6 Shares
Actual
(b)
1,000.00 1,091.10 0.73 0.14
Hypothetical
(b)(c)
1,000.00 1,024.10 0.70 0.14
Institutional Service Class Shares
Actual
(b)
1,000.00 1,089.20 2.02 0.39
Hypothetical
(b)(c)
1,000.00 1,022.86 1.96 0.39
Nationwide Destination 2040 Fund
Class A Shares
Actual
(b)
1,000.00 1,094.10 3.06 0.59
Hypothetical
(b)(c)
1,000.00 1,021.87 2.96 0.59
Class R Shares
Actual
(b)
1,000.00 1,092.30 4.57 0.88
Hypothetical
(b)(c)
1,000.00 1,020.43 4.41 0.88
Class R6 Shares
Actual
(b)
1,000.00 1,096.40 0.73 0.14
Hypothetical
(b)(c)
1,000.00 1,024.10 0.70 0.14
Institutional Service Class Shares
Actual
(b)
1,000.00 1,094.20 2.03 0.39
Hypothetical
(b)(c)
1,000.00 1,022.86 1.96 0.39

16 - Shareholder Expense Example - April 30, 2023 (Unaudited) - Target Destination Funds
Beginning Account
Value($) 11/1/22
Ending Account
Value($) 4/30/23
Expenses Paid
During Period ($)
11/1/22 - 4/30/23
(a)
Expense Ratio
During Period (%)
11/1/22 - 4/30/23
(a)
Nationwide Destination 2045 Fund
Class A Shares
Actual
(b)
1,000.00 1,094.60 3.06 0.59
Hypothetical
(b)(c)
1,000.00 1,021.87 2.96 0.59
Class R Shares
Actual
(b)
1,000.00 1,094.70 4.57 0.88
Hypothetical
(b)(c)
1,000.00 1,020.43 4.41 0.88
Class R6 Shares
Actual
(b)
1,000.00 1,098.40 0.73 0.14
Hypothetical
(b)(c)
1,000.00 1,024.10 0.70 0.14
Institutional Service Class Shares
Actual
(b)
1,000.00 1,097.00 2.03 0.39
Hypothetical
(b)(c)
1,000.00 1,022.86 1.96 0.39
Nationwide Destination 2050 Fund
Class A Shares
Actual
(b)
1,000.00 1,096.00 3.33 0.64
Hypothetical
(b)(c)
1,000.00 1,021.62 3.21 0.64
Class R Shares
Actual
(b)
1,000.00 1,095.50 4.57 0.88
Hypothetical
(b)(c)
1,000.00 1,020.43 4.41 0.88
Class R6 Shares
Actual
(b)
1,000.00 1,099.50 0.73 0.14
Hypothetical
(b)(c)
1,000.00 1,024.10 0.70 0.14
Institutional Service Class Shares
Actual
(b)
1,000.00 1,097.30 2.03 0.39
Hypothetical
(b)(c)
1,000.00 1,022.86 1.96 0.39
Nationwide Destination 2055 Fund
Class A Shares
Actual
(b)
1,000.00 1,097.40 3.22 0.62
Hypothetical
(b)(c)
1,000.00 1,021.72 3.11 0.62
Class R Shares
Actual
(b)
1,000.00 1,096.60 4.57 0.88
Hypothetical
(b)(c)
1,000.00 1,020.43 4.41 0.88
Class R6 Shares
Actual
(b)
1,000.00 1,099.90 0.73 0.14
Hypothetical
(b)(c)
1,000.00 1,024.10 0.70 0.14
Institutional Service Class Shares
Actual
(b)
1,000.00 1,098.70 2.03 0.39
Hypothetical
(b)(c)
1,000.00 1,022.86 1.96 0.39

Target Destination Funds - April 30, 2023 (Unaudited) - Shareholder Expense Example - 17
Beginning Account
Value($) 11/1/22
Ending Account
Value($) 4/30/23
Expenses Paid
During Period ($)
11/1/22 - 4/30/23
(a)
Expense Ratio
During Period (%)
11/1/22 - 4/30/23
(a)
Nationwide Destination 2060 Fund
Class A Shares
Actual
(b)
1,000.00 1,098.30 3.28 0.63
Hypothetical
(b)(c)
1,000.00 1,021.67 3.16 0.63
Class R Shares
Actual
(b)
1,000.00 1,096.40 4.57 0.88
Hypothetical
(b)(c)
1,000.00 1,020.43 4.41 0.88
Class R6 Shares
Actual
(b)
1,000.00 1,099.30 0.73 0.14
Hypothetical
(b)(c)
1,000.00 1,024.10 0.70 0.14
Institutional Service Class Shares
Actual
(b)
1,000.00 1,098.10 2.03 0.39
Hypothetical
(b)(c)
1,000.00 1,022.86 1.96 0.39
Nationwide Destination 2065 Fund
Class A Shares
Actual
(b)
1,000.00 1,096.60 3.28 0.63
Hypothetical
(b)(c)
1,000.00 1,021.67 3.16 0.63
Class R Shares
Actual
(b)
1,000.00 1,095.50 4.57 0.88
Hypothetical
(b)(c)
1,000.00 1,020.43 4.41 0.88
Class R6 Shares
Actual
(b)
1,000.00 1,098.90 0.68 0.13
Hypothetical
(b)(c)
1,000.00 1,024.15 0.65 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 1,097.80 1.98 0.38
Hypothetical
(b)(c)
1,000.00 1,022.91 1.91 0.38
Nationwide Destination Retirement Fund
Class A Shares
Actual
(b)
1,000.00 1,075.80 3.04 0.59
Hypothetical
(b)(c)
1,000.00 1,021.87 2.96 0.59
Class R Shares
Actual
(b)
1,000.00 1,074.50 4.58 0.89
Hypothetical
(b)(c)
1,000.00 1,020.38 4.46 0.89
Class R6 Shares
Actual
(b)
1,000.00 1,077.80 0.72 0.14
Hypothetical
(b)(c)
1,000.00 1,024.10 0.70 0.14
Institutional Service Class Shares
Actual
(b)
1,000.00 1,075.80 2.01 0.39
Hypothetical
(b)(c)
1,000.00 1,022.86 1.96 0.39
(a) Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2022 through April 30, 2023 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c) Represents the hypothetical 5% return before expenses.

18 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Destination 2025 Fund
Investment Companies 88 .4%
Shares Value ($)
Alternative Assets 5.2%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 921,279 8,595,535
Total Alternative Assets
(cost $9,002,990) 8,595,535
Equity Funds 38.5%
Nationwide International Index
Fund, Class R6(a) 1,970,085 16,706,320
Nationwide Mid Cap Market
Index Fund, Class R6(a) 232,265 3,558,306
Nationwide Multi-Cap Portfolio,
Class R6*(a) 2,701,325 31,686,543
Nationwide Small Cap Index
Fund, Class R6(a) 71,091 716,596
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,169,097 11,457,153
Total Equity Funds
(cost $52,689,615) 64,124,918
Fixed Income Funds 44.7%
Nationwide Bond Portfolio, Class
R6(a) 7,520,039 65,349,137
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 970,850 9,067,737
Total Fixed Income Funds
(cost $83,206,808) 74,416,874
Total Investment Companies
(cost $144,899,413) 147,137,327
Exchange Traded Funds 4 .8%
Shares Value ($)
Equity Fund 2.9%
iShares Core MSCI Emerging
Markets ETF 101,541 4,932,862
Fixed Income Fund 1.9%
iShares 20+ Year Treasury Bond
ETF 29,707 3,162,607
Total Exchange Traded Funds
(cost $8,928,515) 8,095,469
Short-Term Investment 6 .8%
Money Market Fund 6 .8%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.77% (b) 11,276,548 11,276,548
Total Short-Term Investment
(cost $11,276,548)
11,276,548
Total Investments
(cost $165,104,476) — 100.0% 166,509,344
Liabilities in excess of other assets — 0.0%
†
(45,907)
NET ASSETS — 100.0% $ 166,463,437
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of April 30, 2023.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2030 Fund - April 30, 2023 (Unaudited) - Statement of Investments - 19
Investment Companies 90 .5%
Shares Value ($)
Alternative Assets 3.6%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 755,616 7,049,902
Total Alternative Assets
(cost $7,466,212) 7,049,902
Equity Funds 53.6%
Nationwide International Index
Fund, Class R6(a) 3,147,045 26,686,945
Nationwide Mid Cap Market
Index Fund, Class R6(a) 420,991 6,449,587
Nationwide Multi-Cap Portfolio,
Class R6*(a) 4,249,871 49,850,987
Nationwide Small Cap Index
Fund, Class R6(a) 321,255 3,238,251
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,848,289 18,113,234
Total Equity Funds
(cost $88,245,331) 104,339,004
Fixed Income Funds 33.3%
Nationwide Bond Portfolio, Class
R6(a) 6,936,062 60,274,381
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 497,725 4,648,756
Total Fixed Income Funds
(cost $72,644,700) 64,923,137
Total Investment Companies
(cost $168,356,243) 176,312,043
Exchange Traded Funds 5 .8%
Shares Value ($)
Equity Fund 4.3%
iShares Core MSCI Emerging
Markets ETF 173,000 8,404,340
Fixed Income Fund 1.5%
iShares 20+ Year Treasury Bond
ETF 27,552 2,933,186
Total Exchange Traded Funds
(cost $12,361,928) 11,337,526
Short-Term Investment 3 .7%
Money Market Fund 3 .7%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.77% (b) 7,184,130 7,184,130
Total Short-Term Investment
(cost $7,184,130)
7,184,130
Total Investments
(cost $187,902,301) — 100.0% 194,833,699
Liabilities in excess of other assets — 0.0%
†
(60,693)
NET ASSETS — 100.0% $ 194,773,006
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of April 30, 2023.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

20 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Destination 2035 Fund
Investment Companies 91 .5%
Shares Value ($)
Alternative Assets 2.5%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 488,262 4,555,484
Total Alternative Assets
(cost $4,870,179) 4,555,484
Equity Funds 64.5%
Nationwide International Index
Fund, Class R6(a) 3,416,706 28,973,665
Nationwide Mid Cap Market
Index Fund, Class R6(a) 537,266 8,230,913
Nationwide Multi-Cap Portfolio,
Class R6*(a) 4,569,699 53,602,569
Nationwide Small Cap Index
Fund, Class R6(a) 460,277 4,639,595
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,979,604 19,400,116
Total Equity Funds
(cost $98,828,247) 114,846,858
Fixed Income Funds 24.5%
Nationwide Bond Portfolio, Class
R6(a) 4,825,050 41,929,681
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 178,819 1,670,167
Total Fixed Income Funds
(cost $48,431,903) 43,599,848
Total Investment Companies
(cost $152,130,329) 163,002,190
Exchange Traded Funds 6 .7%
Shares Value ($)
Equity Fund 5.5%
iShares Core MSCI Emerging
Markets ETF 203,604 9,891,082
Fixed Income Fund 1.2%
iShares 20+ Year Treasury Bond
ETF 19,356 2,060,640
Total Exchange Traded Funds
(cost $12,854,111) 11,951,722
Short-Term Investment 1 .8%
Money Market Fund 1 .8%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.77% (b) 3,258,134 3,258,134
Total Short-Term Investment
(cost $3,258,134)
3,258,134
Total Investments
(cost $168,242,574) — 100.0% 178,212,046
Liabilities in excess of other assets — 0.0%
†
(50,742)
NET ASSETS — 100.0% $ 178,161,304
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of April 30, 2023.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2040 Fund - April 30, 2023 (Unaudited) - Statement of Investments - 21
Investment Companies 91 .8%
Shares Value ($)
Alternative Assets 1.7%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 284,606 2,655,377
Total Alternative Assets
(cost $2,794,450) 2,655,377
Equity Funds 73.7%
Nationwide International Index
Fund, Class R6(a) 3,511,482 29,777,369
Nationwide Mid Cap Market
Index Fund, Class R6(a) 599,505 9,184,424
Nationwide Multi-Cap Portfolio,
Class R6*(a) 4,685,377 54,959,469
Nationwide Small Cap Index
Fund, Class R6(a) 444,447 4,480,023
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 2,008,054 19,678,927
Total Equity Funds
(cost $102,302,902) 118,080,212
Fixed Income Funds 16.4%
Nationwide Bond Portfolio, Class
R6(a) 2,968,318 25,794,687
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 44,606 416,617
Total Fixed Income Funds
(cost $29,137,735) 26,211,304
Total Investment Companies
(cost $134,235,087) 146,946,893
Exchange Traded Funds 7 .4%
Shares Value ($)
Equity Fund 6.4%
iShares Core MSCI Emerging
Markets ETF 211,050 10,252,809
Fixed Income Fund 1.0%
iShares 20+ Year Treasury Bond
ETF 15,278 1,626,496
Total Exchange Traded Funds
(cost $12,696,356) 11,879,305
Short-Term Investment 0 .8%
Money Market Fund 0 .8%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.77% (b) 1,332,065 1,332,065
Total Short-Term Investment
(cost $1,332,065)
1,332,065
Total Investments
(cost $148,263,508) — 100.0% 160,158,263
Liabilities in excess of other assets — 0.0%
†
(59,160)
NET ASSETS — 100.0% $ 160,099,103
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of April 30, 2023.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

22 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Destination 2045 Fund
Investment Companies 91 .8%
Shares Value ($)
Alternative Assets 0.7%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 111,966 1,044,645
Total Alternative Assets
(cost $1,111,848) 1,044,645
Equity Funds 79.1%
Nationwide International Index
Fund, Class R6(a) 3,370,888 28,585,127
Nationwide Mid Cap Market
Index Fund, Class R6(a) 603,524 9,245,992
Nationwide Multi-Cap Portfolio,
Class R6*(a) 4,392,789 51,527,418
Nationwide Small Cap Index
Fund, Class R6(a) 403,366 4,065,933
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,896,403 18,584,746
Total Equity Funds
(cost $97,371,717) 112,009,216
Fixed Income Fund 12.0%
Nationwide Bond Portfolio, Class
R6(a) 1,952,515 16,967,359
Total Fixed Income Funds
(cost $18,843,375) 16,967,359
Total Investment Companies
(cost $117,326,940) 130,021,220
Exchange Traded Funds 7 .9%
Shares Value ($)
Equity Fund 6.9%
iShares Core MSCI Emerging
Markets ETF 200,872 9,758,361
Fixed Income Fund 1.0%
iShares 20+ Year Treasury Bond
ETF 14,275 1,519,717
Total Exchange Traded Funds
(cost $12,065,196) 11,278,078
Short-Term Investment 0 .3%
Money Market Fund 0 .3%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.77% (b) 458,370 458,370
Total Short-Term Investment
(cost $458,370)
458,370
Total Investments
(cost $129,850,506) — 100.0% 141,757,668
Liabilities in excess of other assets — 0.0%
†
(60,071)
NET ASSETS — 100.0% $ 141,697,597
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of April 30, 2023.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2050 Fund - April 30, 2023 (Unaudited) - Statement of Investments - 23
Investment Companies 91 .7%
Shares Value ($)
Alternative Assets 0.2%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 22,465 209,595
Total Alternative Assets
(cost $219,104) 209,595
Equity Funds 81.9%
Nationwide International Index
Fund, Class R6(a) 3,169,567 26,877,926
Nationwide Mid Cap Market
Index Fund, Class R6(a) 599,508 9,184,470
Nationwide Multi-Cap Portfolio,
Class R6*(a) 4,268,300 50,067,162
Nationwide Small Cap Index
Fund, Class R6(a) 384,915 3,879,943
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,825,461 17,889,519
Total Equity Funds
(cost $94,284,095) 107,899,020
Fixed Income Fund 9.6%
Nationwide Bond Portfolio, Class
R6(a) 1,461,367 12,699,283
Total Fixed Income Funds
(cost $14,030,696) 12,699,283
Total Investment Companies
(cost $108,533,895) 120,807,898
Exchange Traded Funds 8 .4%
Shares Value ($)
Equity Fund 7.3%
iShares Core MSCI Emerging
Markets ETF 196,485 9,545,241
Fixed Income Fund 1.1%
iShares 20+ Year Treasury Bond
ETF 14,113 1,502,470
Total Exchange Traded Funds
(cost $11,705,026) 11,047,711
Total Investments
(cost $120,238,921) — 100.1% 131,855,609
Liabilities in excess of other assets — (0.1)% (67,200)
NET ASSETS — 100.0% $ 131,788,409
* Denotes a non-income producing security.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

24 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Destination 2055 Fund
Investment Companies 91 .5%
Shares Value ($)
Equity Funds 83.6%
Nationwide International Index
Fund, Class R6(a) 2,164,510 18,355,045
Nationwide Mid Cap Market
Index Fund, Class R6(a) 414,265 6,346,534
Nationwide Multi-Cap Portfolio,
Class R6*(a) 2,831,267 33,210,759
Nationwide Small Cap Index
Fund, Class R6(a) 259,327 2,614,015
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,218,521 11,941,505
Total Equity Funds
(cost $64,020,336) 72,467,858
Fixed Income Fund 7.9%
Nationwide Bond Portfolio, Class
R6(a) 789,727 6,862,726
Total Fixed Income Funds
(cost $7,538,168) 6,862,726
Total Investment Companies
(cost $71,558,504) 79,330,584
Exchange Traded Funds 8 .5%
Shares Value ($)
Equity Fund 7.4%
iShares Core MSCI Emerging
Markets ETF 131,290 6,378,068
Fixed Income Fund 1.1%
iShares 20+ Year Treasury Bond
ETF 9,036 961,973
Total Exchange Traded Funds
(cost $7,726,438) 7,340,041
Total Investments
(cost $79,284,942) — 100.0% 86,670,625
Liabilities in excess of other assets — 0.0%
†
(35,772)
NET ASSETS — 100.0% $ 86,634,853
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2060 Fund - April 30, 2023 (Unaudited) - Statement of Investments - 25
Investment Companies 91 .6%
Shares Value ($)
Equity Funds 84.5%
Nationwide International Index
Fund, Class R6(a) 992,419 8,415,711
Nationwide Mid Cap Market
Index Fund, Class R6(a) 200,793 3,076,142
Nationwide Multi-Cap Portfolio,
Class R6*(a) 1,257,470 14,750,125
Nationwide Small Cap Index
Fund, Class R6(a) 122,138 1,231,149
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 554,086 5,430,045
Total Equity Funds
(cost $29,473,397) 32,903,172
Fixed Income Fund 7.1%
Nationwide Bond Portfolio, Class
R6(a) 316,297 2,748,620
Total Fixed Income Funds
(cost $2,991,453) 2,748,620
Total Investment Companies
(cost $32,464,850) 35,651,792
Exchange Traded Funds 8 .4%
Shares Value ($)
Equity Fund 7.6%
iShares Core MSCI Emerging
Markets ETF 60,736 2,950,555
Fixed Income Fund 0.8%
iShares 20+ Year Treasury Bond
ETF 3,059 325,661
Total Exchange Traded Funds
(cost $3,396,271) 3,276,216
Total Investments
(cost $35,861,121) — 100.0% 38,928,008
Liabilities in excess of other assets — 0.0%
†
(15,991)
NET ASSETS — 100.0% $ 38,912,017
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

26 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Destination 2065 Fund
Investment Companies 91 .6%
Shares Value ($)
Equity Funds 85.4%
Nationwide International Index
Fund, Class R6(a) 131,925 1,118,722
Nationwide Mid Cap Market
Index Fund, Class R6(a) 27,106 415,268
Nationwide Multi-Cap Portfolio,
Class R6*(a) 167,834 1,968,699
Nationwide Small Cap Index
Fund, Class R6(a) 16,678 168,118
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 73,869 723,912
Total Equity Funds
(cost $4,147,017) 4,394,719
Fixed Income Fund 6.2%
Nationwide Bond Portfolio, Class
R6(a) 36,588 317,948
Total Fixed Income Funds
(cost $333,930) 317,948
Total Investment Companies
(cost $4,480,947) 4,712,667
Exchange Traded Funds 8 .3%
Shares Value ($)
Equity Fund 7.8%
iShares Core MSCI Emerging
Markets ETF 8,241 400,348
Fixed Income Fund 0.5%
iShares 20+ Year Treasury Bond
ETF 278 29,596
Total Exchange Traded Funds
(cost $451,744) 429,944
Total Investments
(cost $4,932,691) — 99.9% 5,142,611
Other assets in excess of liabilities — 0.1% 3,224
NET ASSETS — 100.0% $ 5,145,835
* Denotes a non-income producing security.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination Retirement Fund - April 30, 2023 (Unaudited) - Statement of Investments - 27
Investment Companies 87 .5%
Shares Value ($)
Alternative Assets 5.8%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 674,542 6,293,476
Total Alternative Assets
(cost $6,239,167) 6,293,476
Equity Funds 32.5%
Nationwide International Index
Fund, Class R6(a) 1,096,917 9,301,858
Nationwide Mid Cap Market
Index Fund, Class R6(a) 125,173 1,917,647
Nationwide Multi-Cap Portfolio,
Class R6*(a) 1,521,369 17,845,663
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 663,401 6,501,328
Total Equity Funds
(cost $28,627,968) 35,566,496
Fixed Income Funds 49.2%
Nationwide Bond Portfolio, Class
R6(a) 5,350,564 46,496,401
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 790,946 7,387,433
Total Fixed Income Funds
(cost $60,132,650) 53,883,834
Total Investment Companies
(cost $94,999,785) 95,743,806
Exchange Traded Funds 4 .6%
Shares Value ($)
Equity Fund 2.5%
iShares Core MSCI Emerging
Markets ETF 56,871 2,762,793
Fixed Income Fund 2.1%
iShares 20+ Year Treasury Bond
ETF 21,153 2,251,948
Total Exchange Traded Funds
(cost $5,617,586) 5,014,741
Short-Term Investment 8 .0%
Money Market Fund 8 .0%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.77% (b) 8,722,659 8,722,659
Total Short-Term Investment
(cost $8,722,659)
8,722,659
Total Investments
(cost $109,340,030) — 100.1% 109,481,206
Liabilities in excess of other assets — (0.1)% (69,872)
NET ASSETS — 100.0% $ 109,411,334
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of April 30, 2023.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

28 - Statements of Assets and Liabilities - April 30, 2023 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2025
Fund
Assets:
Investment securities of affiliated issuers, at value $ 147,137,327
Investment securities of unaffiliated issuers, at value 19,372,017
Interest and dividends receivable 44,303
Receivable for investments sold 192,366
Receivable for capital shares issued 42,597
Total Assets 166,788,610
Liabilities:
Payable for capital shares redeemed 262,576
Accrued expenses and other payables:
Investment advisory fees 17,803
Distribution fees 21,423
Administrative servicing fees 22,096
Trustee fees 458
Professional fees 817
Total Liabilities 325,173
Net Assets $ 166,463,437
Cost of investment securities of affiliated issuers 144,899,413
Cost of investment securities of unaffiliated issuers 20,205,063
Represented by:
Capital $ 165,138,688
Total distributable earnings (loss) 1,324,749
Net Assets $ 166,463,437

Target Destination Funds - April 30, 2023 (Unaudited) - Statements of Assets and Liabilities - 29
Nationwide
Destination 2030
Fund
Nationwide
Destination 2035
Fund
Nationwide
Destination 2040
Fund
Nationwide
Destination 2045
Fund
Nationwide
Destination 2050
Fund
$ 176,312,043 $ 163,002,190 $ 146,946,893 $ 130,021,220 $ 120,807,898
18,521,656 15,209,856 13,211,370 11,736,448 11,047,711
28,285 12,743 5,174 1,852 153
97,856 229,329 86,864 8,283 305,312
75,025 100,643 110,041 117,220 167,528
195,034,865 178,554,761 160,360,342 141,885,023 132,328,602
174,474 329,956 196,900 134,517 472,827
20,774 18,922 17,092 15,083 14,030
26,519 22,540 22,419 19,746 19,223
38,680 20,782 23,729 17,129 33,235
500 432 374 324 302
912 825 725 627 576
261,859 393,457 261,239 187,426 540,193
$ 194,773,006 $ 178,161,304 $ 160,099,103 $ 141,697,597 $ 131,788,409
168,356,243 152,130,329 134,235,087 117,326,940 108,533,895
19,546,058 16,112,245 14,028,421 12,523,566 11,705,026
$ 187,823,772 $ 168,589,904 $ 149,330,798 $ 131,271,886 $ 122,833,404
6,949,234 9,571,400 10,768,305 10,425,711 8,955,005
$ 194,773,006 $ 178,161,304 $ 160,099,103 $ 141,697,597 $ 131,788,409

30 - Statements of Assets and Liabilities - April 30, 2023 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2025
Fund
Net Assets:
Class A Shares $ 31,998,721
Class R Shares 36,027,588
Class R6 Shares 55,576,989
Institutional Service Class Shares 42,860,139
Total $ 166,463,437
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 3,887,948
Class R Shares 4,398,792
Class R6 Shares 6,691,163
Institutional Service Class Shares 5,197,733
Total 20,175,636
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 8 .23 (a)
Class R Shares $ 8 .19
Class R6 Shares $ 8 .31
Institutional Service Class Shares $ 8 .25
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 8 .73
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Target Destination Funds - April 30, 2023 (Unaudited) - Statements of Assets and Liabilities - 31
Nationwide
Destination 2030
Fund
Nationwide
Destination 2035
Fund
Nationwide
Destination 2040
Fund
Nationwide
Destination 2045
Fund
Nationwide
Destination 2050
Fund
$ 39,976,359 $ 39,023,598 $ 36,137,944 $ 34,484,200 $ 30,566,936
45,034,734 35,408,722 36,458,817 30,985,918 31,643,937
60,287,951 58,983,331 46,486,999 45,247,890 39,143,403
49,473,962 44,745,653 41,015,343 30,979,589 30,434,133
$ 194,773,006 $ 178,161,304 $ 160,099,103 $ 141,697,597 $ 131,788,409
4,952,849 4,410,169 4,159,099 3,791,669 3,776,245
5,633,989 4,048,138 4,246,349 3,467,527 3,999,988
7,392,536 6,587,233 5,270,303 4,915,307 4,804,093
6,117,144 5,043,408 4,674,122 3,403,721 3,755,893
24,096,518 20,088,948 18,349,873 15,578,224 16,336,219
$ 8 .07 (a) $ 8 .85 (a) $ 8 .69 (a) $ 9 .09 (a) $ 8 .09 (a)
$ 7 .99 $ 8 .75 $ 8 .59 $ 8 .94 $ 7 .91
$ 8 .16 $ 8 .95 $ 8 .82 $ 9 .21 $ 8 .15
$ 8 .09 $ 8 .87 $ 8 .77 $ 9 .10 $ 8 .10
$ 8 .56 $ 9 .39 $ 9 .22 $ 9 .64 $ 8 .58
5 .75% 5 .75% 5 .75% 5 .75% 5 .75%

32 - Statements of Assets and Liabilities - April 30, 2023 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2055
Fund
Assets:
Investment securities of affiliated issuers, at value $ 79,330,584
Investment securities of unaffiliated issuers, at value 7,340,041
Cash —
Interest and dividends receivable 189
Receivable for investments sold 13,299
Receivable for capital shares issued 94,763
Prepaid expenses —
Total Assets 86,778,876
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 108,055
Accrued expenses and other payables:
Investment advisory fees 9,136
Distribution fees 11,432
Administrative servicing fees 14,864
Trustee fees 177
Professional fees 359
Total Liabilities 144,023
Net Assets $ 86,634,853
Cost of investment securities of affiliated issuers 71,558,504
Cost of investment securities of unaffiliated issuers 7,726,438
Represented by:
Capital $ 81,655,057
Total distributable earnings (loss) 4,979,796
Net Assets $ 86,634,853

Target Destination Funds - April 30, 2023 (Unaudited) - Statements of Assets and Liabilities - 33
Nationwide
Destination 2060
Fund
Nationwide
Destination 2065
Fund
Nationwide
Destination
Retirement Fund
$ 35,651,792 $ 4,712,667 $ 95,743,806
3,276,216 429,944 13,737,400
7,644 5,554 —
118 49 34,741
90,487 — 494,522
51,527 16,086 33,127
— — 292
39,077,784 5,164,300 110,043,888
— 7,667 —
149,674 9,115 576,121
4,137 521 11,827
4,170 380 17,451
7,551 764 26,231
80 6 344
155 12 580
165,767 18,465 632,554
$ 38,912,017 $ 5,145,835 $ 109,411,334
32,464,850 4,480,947 94,999,785
3,396,271 451,744 14,340,245
$ 36,717,647 $ 5,031,761 $ 111,516,243
2,194,370 114,074 (2,104,909)
$ 38,912,017 $ 5,145,835 $ 109,411,334

34 - Statements of Assets and Liabilities - April 30, 2023 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2055
Fund
Net Assets:
Class A Shares $ 22,185,460
Class R Shares 17,016,800
Class R6 Shares 29,581,025
Institutional Service Class Shares 17,851,568
Total $ 86,634,853
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 1,766,128
Class R Shares 1,363,807
Class R6 Shares 2,330,286
Institutional Service Class Shares 1,408,879
Total 6,869,100
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 12 .56 (a)
Class R Shares $ 12 .48
Class R6 Shares $ 12 .69
Institutional Service Class Shares $ 12 .67
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 13 .33
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Target Destination Funds - April 30, 2023 (Unaudited) - Statements of Assets and Liabilities - 35
Nationwide
Destination 2060
Fund
Nationwide
Destination 2065
Fund
Nationwide
Destination
Retirement Fund
$ 12,402,506 $ 1,163,650 $ 18,579,359
3,905,167 338,678 32,392,348
13,132,149 1,727,153 37,330,918
9,472,195 1,916,354 21,108,709
$ 38,912,017 $ 5,145,835 $ 109,411,334
1,160,660 105,585 2,581,080
367,454 30,845 4,525,972
1,222,232 156,254 5,171,460
882,543 173,583 2,930,696
3,632,889 466,267 15,209,208
$ 10 .69 (a) $ 11 .02 (a) $ 7 .20 (a)
$ 10 .63 $ 10 .98 $ 7 .16
$ 10 .74 $ 11 .05 $ 7 .22
$ 10 .73 $ 11 .04 $ 7 .20
$ 11 .34 $ 11 .69 $ 7 .64
5 .75% 5 .75% 5 .75%

36 - Statements of Operations - For the Six Months Ended April 30, 2023 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2025
Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 1,590,147
Dividend income from unaffiliated issuers 350,223
Income from securities lending (Note 2) 126
Interest income (unaffiliated) —
Total Income 1,940,496
EXPENSES:
Investment advisory fees 107,704
Distribution fees Class A 39,132
Distribution fees Class R 90,479
Administrative servicing fees Class A 31,306
Administrative servicing fees Class R 45,239
Administrative servicing fees Institutional Service Class 52,936
Professional fees 1,427
Trustee fees 3,005
Total Expenses 371,228
NET INVESTMENT INCOME 1,569,268
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated issuers 710,042
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 2,481,498
Transactions in investment securities of unaffiliated issuers (100,544)
Net realized gains (losses) 3,090,996
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 6,926,947
Investment securities of unaffiliated issuers 1,125,261
Net change in unrealized appreciation/depreciation 8,052,208
Net realized/unrealized gains (losses) 11,143,204
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 12,712,472

Target Destination Funds - For the Six Months Ended April 30, 2023 (Unaudited) - Statements of Operations - 37
Nationwide
Destination 2030
Fund
Nationwide
Destination 2035
Fund
Nationwide
Destination 2040
Fund
Nationwide
Destination 2045
Fund
Nationwide
Destination 2050
Fund
$ 1,440,975 $ 1,046,748 $ 721,849 $ 506,140 $ 411,697
305,200 231,122 190,835 159,699 152,731
132 83 74 66 77
— — — — 362
1,746,307 1,277,953 912,758 665,905 564,867
123,575 112,332 101,470 88,411 83,087
47,250 47,324 44,903 41,192 37,129
111,407 89,021 89,110 74,682 75,964
47,250 37,860 35,923 32,955 37,128
55,703 44,510 44,555 37,341 37,982
62,438 53,789 50,758 37,352 37,759
1,604 1,451 1,307 1,120 1,058
3,442 3,135 2,837 2,463 2,317
452,669 389,422 370,863 315,516 312,424
1,293,638 888,531 541,895 350,389 252,443
841,135 848,682 826,977 733,564 699,128
3,587,678 3,574,645 3,296,802 2,826,329 1,702,765
(86,145) (114,273) (72,278) (87,003) (124,628)
4,342,668 4,309,054 4,051,501 3,472,890 2,277,265
8,380,421 7,936,175 7,792,731 7,108,664 7,899,163
1,504,843 1,618,941 1,554,782 1,456,103 1,508,502
9,885,264 9,555,116 9,347,513 8,564,767 9,407,665
14,227,932 13,864,170 13,399,014 12,037,657 11,684,930
$ 15,521,570 $ 14,752,701 $ 13,940,909 $ 12,388,046 $ 11,937,373

38 - Statements of Operations - For the Six Months Ended April 30, 2023 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2055
Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 237,999
Dividend income from unaffiliated issuers 96,701
Interest income (unaffiliated) 417
Income from securities lending (Note 2) 40
Total Income 335,157
EXPENSES:
Investment advisory fees 52,907
Distribution fees Class A 26,168
Distribution fees Class R 40,719
Administrative servicing fees Class A 24,074
Administrative servicing fees Class R 20,360
Administrative servicing fees Institutional Service Class 20,557
Professional fees 668
Trustee fees 1,467
Total Expenses 186,920
NET INVESTMENT INCOME 148,237
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated issuers 459,986
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 751,863
Transactions in investment securities of unaffiliated issuers (80,937)
Net realized gains (losses) 1,130,912
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 5,332,291
Investment securities of unaffiliated issuers 947,593
Net change in unrealized appreciation/depreciation 6,279,884
Net realized/unrealized gains (losses) 7,410,796
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 7,559,033

Target Destination Funds - For the Six Months Ended April 30, 2023 (Unaudited) - Statements of Operations - 39
Nationwide
Destination 2060
Fund
Nationwide
Destination 2065
Fund
Nationwide
Destination
Retirement Fund
$ 101,837 $ 10,267 $ 1,173,500
43,425 4,397 263,728
308 159 —
– — 75
145,570 14,823 1,437,303
23,662 2,726 72,467
14,993 1,302 23,503
9,117 707 83,357
14,993 1,302 18,802
4,559 354 41,678
10,873 1,758 27,657
296 29 982
650 72 2,017
79,143 8,250 270,463
66,427 6,573 1,166,840
218,167 23,068 478,895
357,089 (29,104) 920,607
(56,419) (1,692) (219,946)
518,837 (7,728) 1,179,556
2,342,639 322,569 5,070,739
449,095 39,023 852,571
2,791,734 361,592 5,923,310
3,310,571 353,864 7,102,866
$ 3,376,998 $ 360,437 $ 8,269,706

The accompanying notes are an integral part of these financial statements.
40 - Statements of Changes in Net Assets - April 30, 2023 (Unaudited) - Target Destination Funds
Nationwide Destination 2025 Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
OPERATIONS:
Net investment income $ 1,569,268 $ 5,579,552
Net realized gains 3,090,996 4,544,130
Net change in unrealized appreciation/depreciation 8,052,208 (44,584,873)
Change in net assets resulting from operations 12,712,472 (34,461,191)
Distributions to Shareholders From:
Distributable earnings:
Class A (1,069,025) (3,614,152)
Class R (1,216,419) (4,394,434)
Class R6 (2,158,262) (6,643,568)
Institutional Service Class (1,517,026) (4,515,279)
Change in net assets from shareholder distributions (5,960,732) (19,167,433)
Change in net assets from capital transactions (1,658,048) (279,144)
Change in net assets 5,093,692 (53,907,768)
Net Assets:
Beginning of period 161,369,745 215,277,513
End of period $ 166,463,437 $ 161,369,745
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 2,014,341 $ 3,865,853
Dividends reinvested 1,069,025 3,614,152
Cost of shares redeemed (3,482,784) (6,295,270)
Total Class A Shares (399,418) 1,184,735
Class R Shares
Proceeds from shares issued 1,618,027 3,015,285
Dividends reinvested 1,216,419 4,394,434
Cost of shares redeemed (4,477,534) (12,416,237)
Total Class R Shares (1,643,088) (5,006,518)
Class R6 Shares
Proceeds from shares issued 6,214,784 8,322,807
Dividends reinvested 2,158,262 6,643,568
Cost of shares redeemed (9,002,782) (14,221,250)
Total Class R6 Shares (629,736) 745,125
Institutional Service Class Shares
Proceeds from shares issued 5,865,220 8,690,457
Dividends reinvested 1,517,026 4,515,279
Cost of shares redeemed (6,368,052) (10,408,222)
Total Institutional Service Class Shares 1,014,194 2,797,514
Change in net assets from capital transactions $ (1,658,048) $ (279,144)

Target Destination Funds - April 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 41
Nationwide Destination 2030 Fund Nationwide Destination 2035 Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
$ 1,293,638 $ 6,715,636 $ 888,531 $ 6,464,240
4,342,668 3,754,553 4,309,054 1,895,103
9,885,264 (52,445,903) 9,555,116 (48,040,476)
15,521,570 (41,975,714) 14,752,701 (39,681,133)
(879,453) (4,062,032) (614,541) (4,152,559)
(1,014,541) (4,815,645) (544,940) (4,094,358)
(1,476,203) (6,946,210) (1,039,407) (5,948,730)
(1,236,313) (5,156,565) (731,428) (4,352,959)
(4,606,510) (20,980,452) (2,930,316) (18,548,606)
2,532,367 2,583,131 1,971,963 12,348,503
13,447,427 (60,373,035) 13,794,348 (45,881,236)
181,325,579 241,698,614 164,366,956 210,248,192
$ 194,773,006 $ 181,325,579 $ 178,161,304 $ 164,366,956
$ 2,865,323 $ 5,706,293 $ 2,616,307 $ 5,394,785
879,453 4,062,032 614,541 4,152,559
(1,801,320) (8,241,490) (2,859,845) (8,304,749)
1,943,456 1,526,835 371,003 1,242,595
1,692,301 4,644,338 1,537,611 3,394,980
1,014,541 4,815,645 544,940 4,094,358
(3,541,849) (9,381,883) (4,252,102) (7,808,116)
(835,007) 78,100 (2,169,551) (318,778)
6,404,122 8,628,424 5,017,184 10,539,684
1,476,203 6,946,210 1,039,407 5,948,730
(5,738,959) (19,075,328) (3,762,395) (11,094,772)
2,141,366 (3,500,694) 2,294,196 5,393,642
6,475,796 9,384,397 7,465,154 10,312,226
1,236,313 5,156,565 731,428 4,352,959
(8,429,557) (10,062,072) (6,720,267) (8,634,141)
(717,448) 4,478,890 1,476,315 6,031,044
$ 2,532,367 $ 2,583,131 $ 1,971,963 $ 12,348,503

The accompanying notes are an integral part of these financial statements.
42 - Statements of Changes in Net Assets - April 30, 2023 (Unaudited) - Target Destination Funds
Nationwide Destination 2025 Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
SHARE TRANSACTIONS:
Class A Shares
Issued 248,602 428,259
Reinvested 136,008 378,432
Redeemed (426,361) (698,259)
Total Class A Shares (41,751) 108,432
Class R Shares
Issued 200,141 345,771
Reinvested 155,354 461,052
Redeemed (550,517) (1,357,722)
Total Class R Shares (195,022) (550,899)
Class R6 Shares
Issued 758,399 929,989
Reinvested 272,410 691,753
Redeemed (1,099,339) (1,585,552)
Total Class R6 Shares (68,530) 36,190
Institutional Service Class Shares
Issued 717,011 964,349
Reinvested 192,744 472,736
Redeemed (782,989) (1,146,744)
Total Institutional Service Class Shares 126,766 290,341
Total change in shares (178,537) (115,936)

Target Destination Funds - April 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 43
Nationwide Destination 2030 Fund Nationwide Destination 2035 Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
362,794 657,928 303,924 580,576
114,961 434,336 73,598 405,505
(228,396) (963,172) (329,798) (899,718)
249,359 129,092 47,724 86,363
216,454 545,695 180,012 367,715
133,668 517,811 65,973 402,988
(452,242) (1,084,963) (497,161) (841,112)
(102,120) (21,457) (251,176) (70,409)
800,120 990,035 571,520 1,121,238
191,218 738,906 123,153 578,263
(717,104) (2,150,772) (427,081) (1,185,889)
274,234 (421,831) 267,592 513,612
809,586 1,073,565 853,190 1,070,666
161,399 552,069 87,387 425,531
(1,050,766) (1,139,582) (767,226) (908,376)
(79,781) 486,052 173,351 587,821
341,692 171,856 237,491 1,117,387

The accompanying notes are an integral part of these financial statements.
44 - Statements of Changes in Net Assets - April 30, 2023 (Unaudited) - Target Destination Funds
Nationwide Destination 2040 Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
OPERATIONS:
Net investment income $ 541,895 $ 6,012,003
Net realized gains 4,051,501 2,179,251
Net change in unrealized appreciation/depreciation 9,347,513 (44,156,273)
Change in net assets resulting from operations 13,940,909 (35,965,019)
Distributions to Shareholders From:
Distributable earnings:
Class A (730,554) (3,649,787)
Class R (685,624) (3,772,631)
Class R6 (954,280) (4,856,249)
Institutional Service Class (846,585) (3,999,643)
Change in net assets from shareholder distributions (3,217,043) (16,278,310)
Change in net assets from capital transactions 1,500,334 13,539,284
Change in net assets 12,224,200 (38,704,045)
Net Assets:
Beginning of period 147,874,903 186,578,948
End of period $ 160,099,103 $ 147,874,903
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 2,514,533 $ 5,034,041
Dividends reinvested 730,238 3,649,787
Cost of shares redeemed (3,548,885) (4,942,470)
Total Class A Shares (304,114) 3,741,358
Class R Shares
Proceeds from shares issued 1,411,922 4,236,027
Dividends reinvested 685,624 3,772,631
Cost of shares redeemed (2,551,588) (5,988,932)
Total Class R Shares (454,042) 2,019,726
Class R6 Shares
Proceeds from shares issued 4,394,695 6,055,990
Dividends reinvested 954,280 4,856,249
Cost of shares redeemed (2,902,153) (9,560,205)
Total Class R6 Shares 2,446,822 1,352,034
Institutional Service Class Shares
Proceeds from shares issued 5,835,070 8,777,406
Dividends reinvested 846,585 3,999,643
Cost of shares redeemed (6,869,987) (6,350,883)
Total Institutional Service Class Shares (188,332) 6,426,166
Change in net assets from capital transactions $ 1,500,334 $ 13,539,284

Target Destination Funds - April 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 45
Nationwide Destination 2045 Fund Nationwide Destination 2050 Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
$ 350,389 $ 5,526,251 $ 252,443 $ 5,055,920
3,472,890 1,979,924 2,277,265 1,968,958
8,564,767 (39,457,477) 9,407,665 (36,564,283)
12,388,046 (31,951,302) 11,937,373 (29,539,405)
(691,848) (3,705,751) (650,567) (2,975,633)
(609,502) (3,599,972) (634,430) (3,133,791)
(1,010,225) (5,419,187) (903,369) (3,792,180)
(655,347) (3,053,687) (698,710) (2,579,989)
(2,966,922) (15,778,597) (2,887,076) (12,481,593)
5,496,358 10,609,228 2,166,085 14,244,667
14,917,482 (37,120,671) 11,216,382 (27,776,331)
126,780,115 163,900,786 120,572,027 148,348,358
$ 141,697,597 $ 126,780,115 $ 131,788,409 $ 120,572,027
$ 2,702,516 $ 4,541,909 $ 2,543,999 $ 4,578,358
691,848 3,705,744 650,567 2,975,633
(1,822,052) (5,174,534) (3,029,973) (5,836,690)
1,572,312 3,073,119 164,593 1,717,301
1,884,791 3,392,026 1,890,825 3,513,182
609,502 3,599,972 634,430 3,133,791
(1,908,412) (6,116,780) (2,195,591) (5,168,870)
585,881 875,218 329,664 1,478,103
4,710,181 5,645,605 4,090,173 6,535,707
1,010,225 5,419,187 903,369 3,792,180
(3,962,450) (9,634,259) (3,513,969) (6,290,529)
1,757,956 1,430,533 1,479,573 4,037,358
4,982,929 6,434,606 6,326,564 9,346,629
655,347 3,053,687 698,710 2,579,989
(4,058,067) (4,257,935) (6,833,019) (4,914,713)
1,580,209 5,230,358 192,255 7,011,905
$ 5,496,358 $ 10,609,228 $ 2,166,085 $ 14,244,667

The accompanying notes are an integral part of these financial statements.
46 - Statements of Changes in Net Assets - April 30, 2023 (Unaudited) - Target Destination Funds
Nationwide Destination 2040 Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
SHARE TRANSACTIONS:
Class A Shares
Issued 296,139 550,153
Reinvested 89,380 360,456
Redeemed (416,197) (520,719)
Total Class A Shares (30,678) 389,890
Class R Shares
Issued 168,436 462,991
Reinvested 84,854 375,760
Redeemed (305,194) (624,166)
Total Class R Shares (51,904) 214,585
Class R6 Shares
Issued 508,319 655,658
Reinvested 115,251 475,903
Redeemed (333,402) (1,030,234)
Total Class R6 Shares 290,168 101,327
Institutional Service Class Shares
Issued 673,702 940,016
Reinvested 102,741 392,714
Redeemed (789,011) (676,485)
Total Institutional Service Class Shares (12,568) 656,245
Total change in shares 195,018 1,362,047

Target Destination Funds - April 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 47
Nationwide Destination 2045 Fund Nationwide Destination 2050 Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
306,133 472,082 323,090 546,754
81,108 348,255 85,827 313,646
(202,941) (531,017) (380,129) (666,694)
184,300 289,320 28,788 193,706
216,103 364,786 244,951 426,119
72,646 343,181 85,503 336,967
(219,677) (642,826) (282,185) (600,271)
69,072 65,141 48,269 162,815
522,457 580,804 513,892 762,594
117,195 506,425 118,552 400,234
(437,564) (999,260) (439,607) (735,739)
202,088 87,969 192,837 427,089
554,736 668,813 793,235 1,089,246
76,828 287,842 92,178 272,890
(449,079) (430,933) (848,302) (548,630)
182,485 525,722 37,111 813,506
637,945 968,152 307,005 1,597,116

The accompanying notes are an integral part of these financial statements.
48 - Statements of Changes in Net Assets - April 30, 2023 (Unaudited) - Target Destination Funds
Nationwide Destination 2055 Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
OPERATIONS:
Net investment income $ 148,237 $ 3,133,099
Net realized gains (losses) 1,130,912 1,069,996
Net change in unrealized appreciation/depreciation 6,279,884 (22,341,414)
Change in net assets resulting from operations 7,559,033 (18,138,319)
Distributions to Shareholders From:
Distributable earnings:
Class A (418,748) (1,895,303)
Class R (311,649) (1,507,860)
Class R6 (624,104) (2,595,371)
Institutional Service Class (339,708) (1,230,371)
Change in net assets from shareholder distributions (1,694,209) (7,228,905)
Change in net assets from capital transactions 5,013,525 10,667,400
Change in net assets 10,878,349 (14,699,824)
Net Assets:
Beginning of period 75,756,504 90,456,328
End of period $ 86,634,853 $ 75,756,504
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 2,210,991 $ 3,739,979
Dividends reinvested 418,748 1,895,303
Cost of shares redeemed (1,536,292) (3,718,837)
Total Class A Shares 1,093,447 1,916,445
Class R Shares
Proceeds from shares issued 1,266,683 2,768,950
Dividends reinvested 311,649 1,507,860
Cost of shares redeemed (1,400,094) (3,044,740)
Total Class R Shares 178,238 1,232,070
Class R6 Shares
Proceeds from shares issued 4,091,285 5,269,194
Dividends reinvested 624,104 2,595,371
Cost of shares redeemed (2,760,128) (4,946,155)
Total Class R6 Shares 1,955,261 2,918,410
Institutional Service Class Shares
Proceeds from shares issued 2,909,669 4,600,553
Dividends reinvested 339,708 1,230,371
Cost of shares redeemed (1,462,798) (1,230,449)
Total Institutional Service Class Shares 1,786,579 4,600,475
Change in net assets from capital transactions $ 5,013,525 $ 10,667,400

Target Destination Funds - April 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 49
Nationwide Destination 2060 Fund Nationwide Destination 2065 Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
$ 66,427 $ 1,336,010 $ 6,573 $ 99,213
518,837 149,889 (7,728) (33,103)
2,791,734 (9,162,345) 361,592 (650,202)
3,376,998 (7,676,446) 360,437 (584,092)
(205,609) (964,587) (11,126) (29,279)
(58,244) (299,261) (2,989) (5,196)
(232,641) (1,030,972) (19,164) (68,408)
(154,732) (645,948) (14,322) (47,195)
(651,226) (2,940,768) (47,601) (150,078)
2,851,568 6,820,578 1,472,623 1,601,972
5,577,340 (3,796,636) 1,785,459 867,802
33,334,677 37,131,313 3,360,376 2,492,574
$ 38,912,017 $ 33,334,677 $ 5,145,835 $ 3,360,376
$ 1,607,676 $ 3,100,281 $ 360,547 $ 674,571
205,609 964,587 11,126 29,279
(1,339,859) (2,271,047) (192,689) (96,910)
473,426 1,793,821 178,984 606,940
523,034 978,798 124,372 163,929
58,244 299,261 2,989 5,196
(285,370) (954,406) (21,334) (66,531)
295,908 323,653 106,027 102,594
2,133,328 3,952,358 336,540 441,374
232,641 1,030,972 19,164 68,408
(1,341,553) (2,547,939) (6,959) (93,905)
1,024,416 2,435,391 348,745 415,877
1,638,928 3,426,486 871,062 910,900
154,732 645,948 14,322 47,195
(735,842) (1,804,721) (46,517) (481,534)
1,057,818 2,267,713 838,867 476,561
$ 2,851,568 $ 6,820,578 $ 1,472,623 $ 1,601,972

The accompanying notes are an integral part of these financial statements.
50 - Statements of Changes in Net Assets - April 30, 2023 (Unaudited) - Target Destination Funds
Nationwide Destination 2055 Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
SHARE TRANSACTIONS:
Class A Shares
Issued 180,775 289,573
Reinvested 35,608 129,173
Redeemed (125,362) (275,953)
Total Class A Shares 91,021 142,793
Class R Shares
Issued 104,241 212,349
Reinvested 26,659 103,066
Redeemed (115,600) (221,505)
Total Class R Shares 15,300 93,910
Class R6 Shares
Issued 329,487 402,049
Reinvested 52,623 176,425
Redeemed (220,871) (368,689)
Total Class R6 Shares 161,239 209,785
Institutional Service Class Shares
Issued 234,670 350,983
Reinvested 28,667 83,515
Redeemed (118,378) (96,091)
Total Institutional Service Class Shares 144,959 338,407
Total change in shares 412,519 784,895

Target Destination Funds - April 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 51
Nationwide Destination 2060 Fund Nationwide Destination 2065 Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
154,704 282,453 33,711 59,717
20,561 77,529 1,079 2,307
(128,051) (190,955) (17,817) (8,251)
47,214 169,027 16,973 53,773
50,499 89,444 11,692 15,318
5,854 24,095 291 407
(27,755) (80,911) (1,981) (5,294)
28,598 32,628 10,002 10,431
204,055 354,829 31,152 39,210
23,171 83,205 1,857 5,433
(126,393) (235,243) (641) (8,105)
100,833 202,791 32,368 36,538
156,182 300,990 79,825 80,490
15,412 51,959 1,388 3,720
(69,842) (156,079) (4,332) (40,282)
101,752 196,870 76,881 43,928
278,397 601,316 136,224 144,670

52 - Statements of Changes in Net Assets - April 30, 2023 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination Retirement Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
OPERATIONS:
Net investment income $ 1,166,840 $ 3,799,869
Net realized gains 1,179,556 3,132,878
Net change in unrealized appreciation/depreciation 5,923,310 (29,405,928)
Change in net assets resulting from operations 8,269,706 (22,473,181)
Distributions to Shareholders From:
Distributable earnings:
Class A (699,090) (2,388,763)
Class R (1,189,290) (4,044,687)
Class R6 (1,520,060) (4,590,597)
Institutional Service Class (852,260) (2,773,659)
Change in net assets from shareholder distributions (4,260,700) (13,797,706)
Change in net assets from capital transactions (4,979,817) (11,187,959)
Change in net assets (970,811) (47,458,846)
Net Assets:
Beginning of period 110,382,145 157,840,991
End of period $ 109,411,334 $ 110,382,145
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 671,514 $ 2,324,590
Dividends reinvested 699,090 2,386,457
Cost of shares redeemed (2,199,659) (8,073,792)
Total Class A Shares (829,055) (3,362,745)
Class R Shares
Proceeds from shares issued 1,504,397 2,665,236
Dividends reinvested 1,189,290 4,044,687
Cost of shares redeemed (5,123,799) (10,578,377)
Total Class R Shares (2,430,112) (3,868,454)
Class R6 Shares
Proceeds from shares issued 2,078,573 8,595,587
Dividends reinvested 1,520,060 4,590,597
Cost of shares redeemed (3,916,445) (15,329,266)
Total Class R6 Shares (317,812) (2,143,082)
Institutional Service Class Shares
Proceeds from shares issued 1,769,008 3,341,155
Dividends reinvested 852,260 2,773,659
Cost of shares redeemed (4,024,106) (7,928,492)
Total Institutional Service Class Shares (1,402,838) (1,813,678)
Change in net assets from capital transactions $ (4,979,817) $ (11,187,959)

Target Destination Funds - April 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 53
The accompanying notes are an integral part of these financial statements.
Nationwide Destination Retirement Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
SHARE TRANSACTIONS:
Class A Shares
Issued 94,945 295,466
Reinvested 101,465 288,194
Redeemed (308,732) (1,011,766)
Total Class A Shares (112,322) (428,106)
Class R Shares
Issued 212,962 354,357
Reinvested 173,366 490,310
Redeemed (719,681) (1,336,761)
Total Class R Shares (333,353) (492,094)
Class R6 Shares
Issued 291,915 1,106,931
Reinvested 219,888 554,398
Redeemed (549,379) (1,960,326)
Total Class R6 Shares (37,576) (298,997)
Institutional Service Class Shares
Issued 247,388 430,462
Reinvested 123,493 335,173
Redeemed (564,813) (1,028,016)
Total Institutional Service Class Shares (193,932) (262,381)
Total change in shares (677,183) (1,481,578)

54 - Financial Highlights - April 30, 2023 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
1
Nationwide Destination 2025 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2023 (Unaudited) $ 7.91 $ 0.07 $ 0.54 $ 0.61 $ (0.09) $ (0.20) $ — $ (0.29) $ 8.23 7.82% $ 31,999 0.59% 1.71% 0.59% 18.58%
10/31/2022 10.49 0.26 (1.90) (1.64) (0.30) (0.64) — (0.94) 7.91 (17.10)% 31,071 0.59% 2.89% 0.59% 35.82%
10/31/2021 9.02 0.22 1.48 1.70 (0.23) — — (0.23) 10.49 19.06% 40,093 0.61% 2.15% 0.61% 41.52%
10/31/2020 9.52 0.40 — 0.40 (0.47) (0.40) (0.03) (0.90) 9.02 4.23% 34,947 0.62% 4.45% 0.62% 35.10%
10/31/2019 9.46 0.17 0.68 0.85 (0.18) (0.61) — (0.79) 9.52 10.20% 35,709 0.63% 1.88% 0.63% 60.90%(g)
10/31/2018 10.34 0.17 (0.21) (0.04) (0.19) (0.65) — (0.84) 9.46 (0.68)% 34,050 0.63% 1.71% 0.63% 25.06%
Class R Shares
4/30/2023 (Unaudited) 7.87 0.06 0.53 0.59 (0.07) (0.20) — (0.27) 8.19 7.69% 36,028 0.89% 1.46% 0.89% 18.58%
10/31/2022 10.45 0.23 (1.89) (1.66) (0.28) (0.64) — (0.92) 7.87 (17.37)% 36,146 0.89% 2.62% 0.89% 35.82%
10/31/2021 8.99 0.19 1.48 1.67 (0.21) — — (0.21) 10.45 18.73% 53,769 0.88% 1.91% 0.88% 41.52%
10/31/2020 9.49 0.38 (0.01) 0.37 (0.44) (0.40) (0.03) (0.87) 8.99 3.94% 50,822 0.89% 4.16% 0.89% 35.10%
10/31/2019 9.43 0.15 0.68 0.83 (0.16) (0.61) — (0.77) 9.49 9.94% 61,566 0.88% 1.63% 0.88% 60.90%(g)
10/31/2018 10.31 0.15 (0.22) (0.07) (0.16) (0.65) — (0.81) 9.43 (0.93)% 63,568 0.89% 1.49% 0.89% 25.06%
Class R6 Shares
4/30/2023 (Unaudited) 7.98 0.09 0.55 0.64 (0.11) (0.20) — (0.31) 8.31 8.22% 55,577 0.14% 2.25% 0.14% 18.58%
10/31/2022 10.58 0.30 (1.92) (1.62) (0.34) (0.64) — (0.98) 7.98 (16.78)% 53,971 0.13% 3.36% 0.13% 35.82%
10/31/2021 9.10 0.27 1.49 1.76 (0.28) — — (0.28) 10.58 19.56% 71,166 0.14% 2.63% 0.14% 41.52%
10/31/2020 9.60 0.46 (0.02) 0.44 (0.51) (0.40) (0.03) (0.94) 9.10 4.72% 61,606 0.13% 5.03% 0.13% 35.10%
10/31/2019 9.53 0.22 0.69 0.91 (0.23) (0.61) — (0.84) 9.60 10.79% 69,059 0.13% 2.38% 0.13% 60.90%(g)
10/31/2018 10.41 0.23 (0.22) 0.01 (0.24) (0.65) — (0.89) 9.53 (0.17)% 71,500 0.14% 2.28% 0.14% 25.06%
Institutional Service Class Shares
4/30/2023 (Unaudited) 7.92 0.08 0.55 0.63 (0.10) (0.20) — (0.30) 8.25 8.08% 42,860 0.39% 1.94% 0.39% 18.58%
10/31/2022 10.51 0.27 (1.90) (1.63) (0.32) (0.64) — (0.96) 7.92 (17.01)% 40,181 0.38% 3.01% 0.38% 35.82%
10/31/2021 9.04 0.30 1.42 1.72 (0.25) — — (0.25) 10.51 19.28% 50,249 0.38% 2.98% 0.38% 41.52%
10/31/2020 9.54 0.43 (0.02) 0.41 (0.48) (0.40) (0.03) (0.91) 9.04 4.48% 133,496 0.39% 4.79% 0.39% 35.10%
10/31/2019 9.47 0.19 0.69 0.88 (0.20) (0.61) — (0.81) 9.54 10.57% 132,986 0.38% 2.11% 0.38% 60.90%(g)
10/31/2018 10.36 0.20 (0.23) (0.03) (0.21) (0.65) — (0.86) 9.47 (0.52)% 115,139 0.39% 1.97% 0.39% 25.06%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Target Destination Funds - April 30, 2023 (Unaudited) - Financial Highlights - 55
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2030 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2023 (Unaudited) $ 7.62 $ 0.05 $ 0.58 $ 0.63 $ (0.06) $ (0.12) $ — $ (0.18) $ 8.07 8.51% $ 39,976 0.64% 1.19% 0.64% 21.60%
10/31/2022 10.23 0.26 (1.98) (1.72) (0.31) (0.58) — (0.89) 7.62 (18.43)% 35,855 0.63% 3.04% 0.63% 36.18%
10/31/2021 8.46 0.22 1.78 2.00 (0.23) — — (0.23) 10.23 23.98% 46,817 0.62% 2.29% 0.62% 32.48%
10/31/2020 9.12 0.43 (0.10) 0.33 (0.51) (0.45) (0.03) (0.99) 8.46 3.47% 42,902 0.62% 5.09% 0.62% 30.90%
10/31/2019 9.17 0.16 0.69 0.85 (0.17) (0.73) — (0.90) 9.12 10.82% 46,687 0.62% 1.83% 0.62% 58.52% (g)
10/31/2018 10.06 0.16 (0.21) (0.05) (0.18) (0.66) — (0.84) 9.17 (0.74)% 39,938 0.63% 1.65% 0.63% 22.92%
Class R Shares
4/30/2023 (Unaudited) 7.55 0.04 0.57 0.61 (0.05) (0.12) — (0.17) 7.99 8.32% 45,035 0.89% 0.97% 0.89% 21.60%
10/31/2022 10.14 0.24 (1.96) (1.72) (0.29) (0.58) — (0.87) 7.55 (18.61)% 43,313 0.89% 2.78% 0.89% 36.18%
10/31/2021 8.40 0.20 1.76 1.96 (0.22) — — (0.22) 10.14 23.54% 58,410 0.88% 2.06% 0.88% 32.48%
10/31/2020 9.06 0.41 (0.10) 0.31 (0.49) (0.45) (0.03) (0.97) 8.40 3.27% 54,535 0.89% 4.80% 0.89% 30.90%
10/31/2019 9.11 0.14 0.69 0.83 (0.15) (0.73) — (0.88) 9.06 10.57% 65,304 0.88% 1.59% 0.88% 58.52%(g)
10/31/2018 10.01 0.14 (0.22) (0.08) (0.16) (0.66) — (0.82) 9.11 (1.12)% 68,303 0.89% 1.45% 0.89% 22.92%
Class R6 Shares
4/30/2023 (Unaudited) 7.70 0.07 0.59 0.66 (0.08) (0.12) — (0.20) 8.16 8.83% 60,288 0.14% 1.69% 0.14% 21.60%
10/31/2022 10.33 0.32 (2.02) (1.70) (0.35) (0.58) — (0.93) 7.70 (18.02)% 54,819 0.13% 3.72% 0.13% 36.18%
10/31/2021 8.54 0.27 1.80 2.07 (0.28) — — (0.28) 10.33 24.53% 77,905 0.14% 2.72% 0.14% 32.48%
10/31/2020 9.19 0.48 (0.10) 0.38 (0.55) (0.45) (0.03) (1.03) 8.54 4.08% 67,722 0.13% 5.57% 0.13% 30.90%
10/31/2019 9.23 0.21 0.70 0.91 (0.22) (0.73) — (0.95) 9.19 11.38% 71,007 0.13% 2.33% 0.13% 58.52%(g)
10/31/2018 10.13 0.22 (0.23) (0.01) (0.23) (0.66) — (0.89) 9.23 (0.36)% 66,023 0.14% 2.25% 0.14% 22.92%
Institutional Service Class Shares
4/30/2023 (Unaudited) 7.64 0.06 0.58 0.64 (0.07) (0.12) — (0.19) 8.09 8.63% 49,474 0.39% 1.45% 0.39% 21.60%
10/31/2022 10.26 0.28 (1.99) (1.71) (0.33) (0.58) — (0.91) 7.64 (18.26)% 47,338 0.38% 3.21% 0.38% 36.18%
10/31/2021 8.48 0.30 1.73 2.03 (0.25) — — (0.25) 10.26 24.28% 58,567 0.38% 3.14% 0.38% 32.48%
10/31/2020 9.13 0.46 (0.10) 0.36 (0.53) (0.45) (0.03) (1.01) 8.48 3.84% 136,957 0.39% 5.39% 0.39% 30.90%
10/31/2019 9.18 0.18 0.69 0.87 (0.19) (0.73) — (0.92) 9.13 11.06% 136,658 0.38% 2.05% 0.38% 58.52%(g)
10/31/2018 10.08 0.19 (0.22) (0.03) (0.21) (0.66) — (0.87) 9.18 (0.61)% 115,632 0.39% 1.92% 0.39% 22.92%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

56 - Financial Highlights - April 30, 2023 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2035 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2023 (Unaudited) $ 8.26 $ 0.04 $ 0.69 $ 0.73 $ (0.05) $ (0.09) $ — $ (0.14) $ 8.85 8.96% $ 39,024 0.59% 0.89% 0.59% 23.94%
10/31/2022 11.20 0.31 (2.27) (1.96) (0.37) (0.61) — (0.98) 8.26 (19.19)% 36,049 0.58% 3.36% 0.58% 31.93%
10/31/2021 8.93 0.25 2.29 2.54 (0.27) — — (0.27) 11.20 28.79% 47,906 0.62% 2.37% 0.62% 28.42%
10/31/2020 9.84 0.51 (0.22) 0.29 (0.62) (0.56) (0.02) (1.20) 8.93 2.74% 40,556 0.64% 5.68% 0.64% 29.44%
10/31/2019 9.83 0.17 0.77 0.94 (0.18) (0.75) — (0.93) 9.84 11.11% 40,363 0.63% 1.76% 0.63% 62.73%(g)
10/31/2018 10.78 0.17 (0.23) (0.06) (0.19) (0.70) — (0.89) 9.83 (0.83)% 39,492 0.63% 1.60% 0.63% 25.24%
Class R Shares
4/30/2023 (Unaudited) 8.17 0.03 0.68 0.71 (0.04) (0.09) — (0.13) 8.75 8.77% 35,409 0.88% 0.62% 0.88% 23.94%
10/31/2022 11.09 0.29 (2.26) (1.97) (0.34) (0.61) — (0.95) 8.17 (19.41)% 35,125 0.89% 3.13% 0.89% 31.93%
10/31/2021 8.86 0.23 2.25 2.48 (0.25) — — (0.25) 11.09 28.39% 48,471 0.88% 2.25% 0.88% 28.42%
10/31/2020 9.77 0.49 (0.22) 0.27 (0.60) (0.56) (0.02) (1.18) 8.86 2.56% 44,852 0.89% 5.43% 0.89% 29.44%
10/31/2019 9.77 0.14 0.77 0.91 (0.16) (0.75) — (0.91) 9.77 10.77% 57,946 0.88% 1.52% 0.88% 62.73%(g)
10/31/2018 10.72 0.14 (0.23) (0.09) (0.16) (0.70) — (0.86) 9.77 (1.10)% 62,132 0.89% 1.38% 0.89% 25.24%
Class R6 Shares
4/30/2023 (Unaudited) 8.36 0.06 0.69 0.75 (0.07) (0.09) — (0.16) 8.95 9.11% 58,983 0.14% 1.34% 0.14% 23.94%
10/31/2022 11.33 0.35 (2.30) (1.95) (0.41) (0.61) — (1.02) 8.36 (18.85)% 52,840 0.13% 3.75% 0.13% 31.93%
10/31/2021 9.02 0.32 2.30 2.62 (0.31) — — (0.31) 11.33 29.51% 65,766 0.14% 2.95% 0.14% 28.42%
10/31/2020 9.92 0.56 (0.22) 0.34 (0.66) (0.56) (0.02) (1.24) 9.02 3.23% 54,648 0.13% 6.16% 0.13% 29.44%
10/31/2019 9.90 0.21 0.79 1.00 (0.23) (0.75) — (0.98) 9.92 11.69% 57,568 0.13% 2.22% 0.13% 62.73%(g)
10/31/2018 10.86 0.23 (0.25) (0.02) (0.24) (0.70) — (0.94) 9.90 (0.43)% 49,512 0.14% 2.18% 0.14% 25.24%
Institutional Service Class Shares
4/30/2023 (Unaudited) 8.29 0.05 0.68 0.73 (0.06) (0.09) — (0.15) 8.87 8.92% 44,746 0.39% 1.08% 0.39% 23.94%
10/31/2022 11.23 0.32 (2.26) (1.94) (0.39) (0.61) — (1.00) 8.29 (18.96)% 40,353 0.38% 3.46% 0.38% 31.93%
10/31/2021 8.95 0.35 2.22 2.57 (0.29) — — (0.29) 11.23 29.09% 48,105 0.38% 3.37% 0.38% 28.42%
10/31/2020 9.85 0.54 (0.22) 0.32 (0.64) (0.56) (0.02) (1.22) 8.95 3.04% 109,526 0.39% 5.99% 0.39% 29.44%
10/31/2019 9.84 0.18 0.78 0.96 (0.20) (0.75) — (0.95) 9.85 11.37% 110,607 0.38% 1.95% 0.38% 62.73%(g)
10/31/2018 10.80 0.19 (0.23) (0.04) (0.22) (0.70) — (0.92) 9.84 (0.68)% 95,516 0.39% 1.86% 0.39% 25.24%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Target Destination Funds - April 30, 2023 (Unaudited) - Financial Highlights - 57
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2040 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2023 (Unaudited) $ 8.11 $ 0.02 $ 0.73 $ 0.75 $ (0.04) $ (0.13) $ — $ (0.17) $ 8.69 9.41% $ 36,138 0.59% 0.59% 0.59% 25.19%
10/31/2022 11.07 0.32 (2.32) (2.00) (0.38) (0.58) — (0.96) 8.11 (19.74)% 33,998 0.58% 3.54% 0.58% 25.57%
10/31/2021 8.62 0.26 2.47 2.73 (0.28) — — (0.28) 11.07 32.10% 42,062 0.62% 2.55% 0.62% 24.30%
10/31/2020 9.61 0.53 (0.27) 0.26 (0.64) (0.58) (0.03) (1.25) 8.62 2.52% 37,083 0.64% 6.05% 0.64% 25.82%
10/31/2019 9.64 0.15 0.77 0.92 (0.17) (0.78) — (0.95) 9.61 11.29% 36,369 0.63% 1.64% 0.63% 69.69%(g)
10/31/2018 10.48 0.16 (0.20) (0.04) (0.18) (0.62) — (0.80) 9.64 (0.58)% 33,134 0.63% 1.54% 0.63% 21.19%
Class R Shares
4/30/2023 (Unaudited) 8.02 0.01 0.72 0.73 (0.03) (0.13) — (0.16) 8.59 9.23% 36,459 0.88% 0.30% 0.88% 25.19%
10/31/2022 10.96 0.30 (2.30) (2.00) (0.36) (0.58) — (0.94) 8.02 (19.93)% 34,471 0.89% 3.31% 0.89% 25.57%
10/31/2021 8.55 0.23 2.44 2.67 (0.26) — — (0.26) 10.96 31.71% 44,759 0.88% 2.22% 0.88% 24.30%
10/31/2020 9.55 0.50 (0.26) 0.24 (0.63) (0.58) (0.03) (1.24) 8.55 2.29% 38,170 0.89% 5.78% 0.89% 25.82%
10/31/2019 9.59 0.13 0.75 0.88 (0.14) (0.78) — (0.92) 9.55 10.94% 45,988 0.88% 1.42% 0.88% 69.69%(g)
10/31/2018 10.42 0.14 (0.19) (0.05) (0.16) (0.62) — (0.78) 9.59 (0.75)% 50,266 0.89% 1.33% 0.89% 21.19%
Class R6 Shares
4/30/2023 (Unaudited) 8.23 0.04 0.74 0.78 (0.06) (0.13) — (0.19) 8.82 9.64% 46,487 0.14% 1.02% 0.14% 25.19%
10/31/2022 11.22 0.38 (2.36) (1.98) (0.43) (0.58) — (1.01) 8.23 (19.37)% 41,010 0.13% 4.04% 0.13% 25.57%
10/31/2021 8.73 0.31 2.49 2.80 (0.31) — — (0.31) 11.22 32.60% 54,746 0.14% 2.98% 0.14% 24.30%
10/31/2020 9.71 0.58 (0.27) 0.31 (0.68) (0.58) (0.03) (1.29) 8.73 3.04% 45,122 0.13% 6.53% 0.13% 25.82%
10/31/2019 9.72 0.20 0.78 0.98 (0.21) (0.78) — (0.99) 9.71 11.98% 48,038 0.13% 2.12% 0.13% 69.69%(g)
10/31/2018 10.56 0.22 (0.20) 0.02 (0.24) (0.62) — (0.86) 9.72 (0.10)% 47,721 0.14% 2.14% 0.14% 21.19%
Institutional Service Class Shares
4/30/2023 (Unaudited) 8.19 0.03 0.73 0.76 (0.05) (0.13) — (0.18) 8.77 9.42% 41,015 0.39% 0.78% 0.39% 25.19%
10/31/2022 11.17 0.34 (2.34) (2.00) (0.40) (0.58) — (0.98) 8.19 (19.57)% 38,397 0.38% 3.65% 0.38% 25.57%
10/31/2021 8.69 0.35 2.42 2.77 (0.29) — — (0.29) 11.17 32.33% 45,012 0.38% 3.40% 0.38% 24.30%
10/31/2020 9.67 0.57 (0.28) 0.29 (0.66) (0.58) (0.03) (1.27) 8.69 2.79% 92,565 0.39% 6.44% 0.39% 25.82%
10/31/2019 9.69 0.17 0.78 0.95 (0.19) (0.78) — (0.97) 9.67 11.63% 90,087 0.38% 1.84% 0.38% 69.69%(g)
10/31/2018 10.53 0.19 (0.20) (0.01) (0.21) (0.62) — (0.83) 9.69 (0.34)% 72,677 0.39% 1.82% 0.39% 21.19%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

58 - Financial Highlights - April 30, 2023 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2045 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2023 (Unaudited) $ 8.49 $ 0.02 $ 0.77 $ 0.79 $ (0.03) $ (0.16) $ — $ (0.19) $ 9.09 9.46% $ 34,484 0.59% 0.39% 0.59% 24.08%
10/31/2022 11.73 0.36 (2.48) (2.12) (0.42) (0.70) — (1.12) 8.49 (20.02)% 30,610 0.58% 3.71% 0.58% 23.85%
10/31/2021 9.01 0.28 2.73 3.01 (0.29) — — (0.29) 11.73 33.93% 38,907 0.61% 2.58% 0.61% 22.50%
10/31/2020 10.06 0.58 (0.32) 0.26 (0.71) (0.57) (0.03) (1.31) 9.01 2.32% 32,437 0.64% 6.34% 0.64% 21.81%
10/31/2019 10.07 0.16 0.82 0.98 (0.17) (0.82) — (0.99) 10.06 11.63% 33,168 0.63% 1.62% 0.63% 69.22%(g)
10/31/2018 10.90 0.16 (0.20) (0.04) (0.19) (0.60) — (0.79) 10.07 (0.57)% 31,046 0.63% 1.51% 0.63% 21.94%
Class R Shares
4/30/2023 (Unaudited) 8.34 — 0.78 0.78 (0.02) (0.16) — (0.18) 8.94 9.47% 30,986 0.88% 0.10% 0.88% 24.08%
10/31/2022 11.56 0.33 (2.45) (2.12) (0.40) (0.70) — (1.10) 8.34 (20.30)% 28,345 0.89% 3.49% 0.89% 23.85%
10/31/2021 8.90 0.25 2.70 2.95 (0.29) — — (0.29) 11.56 33.59% 38,524 0.88% 2.28% 0.88% 22.50%
10/31/2020 9.96 0.55 (0.31) 0.24 (0.70) (0.57) (0.03) (1.30) 8.90 2.09% 32,296 0.89% 6.08% 0.89% 21.81%
10/31/2019 9.99 0.13 0.81 0.94 (0.15) (0.82) — (0.97) 9.96 11.22% 36,321 0.88% 1.40% 0.88% 69.22%(g)
10/31/2018 10.82 0.14 (0.21) (0.07) (0.16) (0.60) — (0.76) 9.99 (0.83)% 39,184 0.89% 1.32% 0.89% 21.94%
Class R6 Shares
4/30/2023 (Unaudited) 8.59 0.04 0.79 0.83 (0.05) (0.16) — (0.21) 9.21 9.84% 45,248 0.14% 0.85% 0.14% 24.08%
10/31/2022 11.86 0.42 (2.53) (2.11) (0.46) (0.70) — (1.16) 8.59 (19.68)% 40,470 0.13% 4.28% 0.13% 23.85%
10/31/2021 9.10 0.33 2.77 3.10 (0.34) — — (0.34) 11.86 34.56% 54,833 0.14% 2.99% 0.14% 22.50%
10/31/2020 10.13 0.64 (0.33) 0.31 (0.74) (0.57) (0.03) (1.34) 9.10 2.86% 42,418 0.13% 6.89% 0.13% 21.81%
10/31/2019 10.14 0.20 0.83 1.03 (0.22) (0.82) — (1.04) 10.13 12.10% 44,918 0.13% 2.09% 0.13% 69.22%(g)
10/31/2018 10.97 0.23 (0.22) 0.01 (0.24) (0.60) — (0.84) 10.14 (0.07)% 39,306 0.14% 2.12% 0.14% 21.94%
Institutional Service Class Shares
4/30/2023 (Unaudited) 8.49 0.03 0.78 0.81 (0.04) (0.16) — (0.20) 9.10 9.70% 30,980 0.39% 0.58% 0.39% 24.08%
10/31/2022 11.74 0.36 (2.47) (2.11) (0.44) (0.70) — (1.14) 8.49 (19.92)% 27,356 0.38% 3.74% 0.38% 23.85%
10/31/2021 9.00 0.38 2.66 3.04 (0.30) — — (0.30) 11.74 34.28% 31,637 0.38% 3.52% 0.38% 22.50%
10/31/2020 10.04 0.61 (0.33) 0.28 (0.72) (0.57) (0.03) (1.32) 9.00 2.56% 66,390 0.38% 6.65% 0.38% 21.81%
10/31/2019 10.06 0.17 0.83 1.00 (0.20) (0.82) — (1.02) 10.04 11.82% 62,071 0.38% 1.81% 0.38% 69.22%(g)
10/31/2018 10.89 0.19 (0.20) (0.01) (0.22) (0.60) — (0.82) 10.06 (0.32)% 48,039 0.39% 1.76% 0.39% 21.94%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Target Destination Funds - April 30, 2023 (Unaudited) - Financial Highlights - 59
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2050 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2023 (Unaudited) $ 7.55 $ 0.01 $ 0.70 $ 0.71 $ (0.02) $ (0.15) $ — $ (0.17) $ 8.09 9.60% $ 30,567 0.64% 0.25% 0.64% 26.29%
10/31/2022 10.31 0.32 (2.23) (1.91) (0.37) (0.48) — (0.85) 7.55 (20.20)% 28,283 0.63% 3.77% 0.63% 19.99%
10/31/2021 7.86 0.24 2.46 2.70 (0.25) — — (0.25) 10.31 34.98% 36,640 0.63% 2.47% 0.63% 22.22%
10/31/2020 8.82 0.51 (0.29) 0.22 (0.64) (0.53) (0.01) (1.18) 7.86 2.06% 28,152 0.64% 6.40% 0.64% 19.73%
10/31/2019 8.73 0.14 0.73 0.87 (0.15) (0.63) — (0.78) 8.82 11.58% 28,021 0.63% 1.61% 0.63% 72.55%(g)
10/31/2018 9.29 0.13 (0.16) (0.03) (0.16) (0.37) — (0.53) 8.73 (0.46)% 26,073 0.63% 1.46% 0.63% 19.14%
Class R Shares
4/30/2023 (Unaudited) 7.38 — 0.69 0.69 (0.01) (0.15) — (0.16) 7.91 9.55% 31,644 0.88% (0.01)% 0.88% 26.29%
10/31/2022 10.11 0.30 (2.19) (1.89) (0.36) (0.48) — (0.84) 7.38 (20.42)% 29,163 0.89% 3.55% 0.89% 19.99%
10/31/2021 7.73 0.22 2.41 2.63 (0.25) — — (0.25) 10.11 34.57% 38,311 0.88% 2.31% 0.88% 22.22%
10/31/2020 8.69 0.48 (0.29) 0.19 (0.62) (0.53) — (1.15) 7.73 1.83% 31,629 0.89% 6.10% 0.89% 19.73%
10/31/2019 8.61 0.11 0.73 0.84 (0.13) (0.63) — (0.76) 8.69 11.34% 33,975 0.88% 1.36% 0.88% 72.55%(g)
10/31/2018 9.18 0.12 (0.18) (0.06) (0.14) (0.37) — (0.51) 8.61 (0.82)% 36,604 0.89% 1.27% 0.89% 19.14%
Class R6 Shares
4/30/2023 (Unaudited) 7.60 0.03 0.71 0.74 (0.04) (0.15) — (0.19) 8.15 9.95% 39,143 0.14% 0.75% 0.14% 26.29%
10/31/2022 10.37 0.36 (2.24) (1.88) (0.41) (0.48) — (0.89) 7.60 (19.76)% 35,028 0.13% 4.22% 0.13% 19.99%
10/31/2021 7.89 0.29 2.47 2.76 (0.28) — — (0.28) 10.37 35.59% 43,407 0.14% 2.96% 0.14% 22.22%
10/31/2020 8.84 0.55 (0.28) 0.27 (0.68) (0.53) (0.01) (1.22) 7.89 2.66% 35,350 0.13% 6.88% 0.13% 19.73%
10/31/2019 8.76 0.17 0.73 0.90 (0.19) (0.63) — (0.82) 8.84 11.97% 35,860 0.13% 2.07% 0.13% 72.55%(g)
10/31/2018 9.32 0.19 (0.17) 0.02 (0.21) (0.37) — (0.58) 8.76 0.04% 32,439 0.14% 2.07% 0.14% 19.14%
Institutional Service Class Shares
4/30/2023 (Unaudited) 7.56 0.02 0.70 0.72 (0.03) (0.15) — (0.18) 8.10 9.73% 30,434 0.39% 0.50% 0.39% 26.29%
10/31/2022 10.32 0.32 (2.21) (1.89) (0.39) (0.48) — (0.87) 7.56 (19.96)% 28,098 0.38% 3.75% 0.38% 19.99%
10/31/2021 7.86 0.32 2.40 2.72 (0.26) — — (0.26) 10.32 35.19% 29,990 0.38% 3.42% 0.38% 22.22%
10/31/2020 8.81 0.54 (0.29) 0.25 (0.66) (0.53) (0.01) (1.20) 7.86 2.43% 51,492 0.38% 6.76% 0.38% 19.73%
10/31/2019 8.72 0.15 0.74 0.89 (0.17) (0.63) — (0.80) 8.81 11.86% 47,013 0.38% 1.76% 0.38% 72.55%(g)
10/31/2018 9.29 0.16 (0.18) (0.02) (0.18) (0.37) — (0.55) 8.72 (0.33)% 35,576 0.39% 1.74% 0.39% 19.14%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

60 - Financial Highlights - April 30, 2023 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2055 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2023 (Unaudited) $ 11.69 $ 0.01 $ 1.11 $ 1.12 $ (0.03) $ (0.22) $ — $ (0.25) $ 12.56 9.74% $ 22,185 0.62% 0.21% 0.62% 23.89%
10/31/2022 15.89 0.49 (3.44) (2.95) (0.58) (0.67) — (1.25) 11.69 (20.15)% 19,580 0.62% 3.74% 0.62% 18.66%
10/31/2021 12.06 0.36 3.87 4.23 (0.40) — — (0.40) 15.89 35.64% 24,351 0.63% 2.43% 0.63% 24.93%
10/31/2020 13.53 0.79 (0.49) 0.30 (0.97) (0.77) (0.03) (1.77) 12.06 1.92% 17,889 0.64% 6.44% 0.64% 18.49%
10/31/2019 13.32 0.20 1.11 1.31 (0.22) (0.88) — (1.10) 13.53 11.45% 17,369 0.63% 1.58% 0.63% 77.13%(g)
10/31/2018 13.98 0.20 (0.25) (0.05) (0.24) (0.37) — (0.61) 13.32 (0.47)% 17,584 0.64% 1.43% 0.64% 18.61%
Class R Shares
4/30/2023 (Unaudited) 11.61 — 1.10 1.10 (0.01) (0.22) — (0.23) 12.48 9.66% 17,017 0.88% (0.05)% 0.88% 23.89%
10/31/2022 15.81 0.46 (3.43) (2.97) (0.56) (0.67) — (1.23) 11.61 (20.39)% 15,659 0.89% 3.49% 0.89% 18.66%
10/31/2021 12.02 0.33 3.85 4.18 (0.39) — — (0.39) 15.81 35.34% 19,837 0.88% 2.24% 0.88% 24.93%
10/31/2020 13.49 0.75 (0.48) 0.27 (0.94) (0.77) (0.03) (1.74) 12.02 1.65% 15,729 0.89% 6.10% 0.89% 18.49%
10/31/2019 13.28 0.17 1.11 1.28 (0.19) (0.88) — (1.07) 13.49 11.22% 17,224 0.88% 1.32% 0.88% 77.13%(g)
10/31/2018 13.95 0.17 (0.26) (0.09) (0.21) (0.37) — (0.58) 13.28 (0.77)% 17,971 0.89% 1.24% 0.89% 18.61%
Class R6 Shares
4/30/2023 (Unaudited) 11.81 0.04 1.12 1.16 (0.06) (0.22) — (0.28) 12.69 9.99% 29,581 0.14% 0.69% 0.14% 23.89%
10/31/2022 16.05 0.57 (3.49) (2.92) (0.65) (0.67) — (1.32) 11.81 (19.80)% 25,617 0.13% 4.26% 0.13% 18.66%
10/31/2021 12.15 0.44 3.90 4.34 (0.44) — — (0.44) 16.05 36.33% 31,441 0.14% 2.93% 0.14% 24.93%
10/31/2020 13.61 0.86 (0.49) 0.37 (1.03) (0.77) (0.03) (1.83) 12.15 2.47% 22,742 0.13% 6.94% 0.13% 18.49%
10/31/2019 13.39 0.26 1.13 1.39 (0.29) (0.88) — (1.17) 13.61 12.03% 21,833 0.13% 2.00% 0.13% 77.13%(g)
10/31/2018 14.05 0.29 (0.27) 0.02 (0.31) (0.37) — (0.68) 13.39 0.02% 18,355 0.14% 2.03% 0.14% 18.61%
Institutional Service Class Shares
4/30/2023 (Unaudited) 11.79 0.03 1.11 1.14 (0.04) (0.22) — (0.26) 12.67 9.87% 17,852 0.39% 0.42% 0.39% 23.89%
10/31/2022 16.02 0.49 (3.44) (2.95) (0.61) (0.67) — (1.28) 11.79 (19.98)% 14,900 0.38% 3.70% 0.38% 18.66%
10/31/2021 12.13 0.52 3.78 4.30 (0.41) — — (0.41) 16.02 36.01% 14,827 0.38% 3.54% 0.38% 24.93%
10/31/2020 13.60 0.83 (0.50) 0.33 (1.00) (0.77) (0.03) (1.80) 12.13 2.15% 27,503 0.38% 6.72% 0.38% 18.49%
10/31/2019 13.38 0.22 1.14 1.36 (0.26) (0.88) — (1.14) 13.60 11.76% 23,767 0.38% 1.71% 0.38% 77.13%(g)
10/31/2018 14.04 0.24 (0.25) (0.01) (0.28) (0.37) — (0.65) 13.38 (0.23)% 17,338 0.39% 1.69% 0.39% 18.61%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Target Destination Funds - April 30, 2023 (Unaudited) - Financial Highlights - 61
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2060 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2023 (Unaudited) $ 9.91 $ 0.01 $ 0.95 $ 0.96 $ (0.02) $ (0.16) $ — $ (0.18) $ 10.69 9.83% $ 12,403 0.63% 0.17% 0.63% 24.41%
10/31/2022 13.46 0.41 (2.92) (2.51) (0.50) (0.54) — (1.04) 9.91 (20.22)% 11,040 0.64% 3.70% 0.64% 22.52%
10/31/2021 10.18 0.30 3.32 3.62 (0.34) — — (0.34) 13.46 36.12% 13,000 0.63% 2.39% 0.63% 36.19%
10/31/2020 11.11 0.65 (0.41) 0.24 (0.81) (0.34) (0.02) (1.17) 10.18 1.92% 8,944 0.63% 6.27% 0.63% 17.95%
10/31/2019 10.74 0.16 0.94 1.10 (0.18) (0.55) — (0.73) 11.11 11.45% 7,567 0.63% 1.51% 0.63% 77.38%(g)
10/31/2018 11.31 0.15 (0.18) (0.03) (0.19) (0.35) — (0.54) 10.74 (0.43)% 5,481 0.63% 1.35% 0.63% 16.95%
Class R Shares
4/30/2023 (Unaudited) 9.86 — 0.94 0.94 (0.01) (0.16) — (0.17) 10.63 9.64% 3,905 0.88% (0.09)% 0.88% 24.41%
10/31/2022 13.40 0.39 (2.91) (2.52) (0.48) (0.54) — (1.02) 9.86 (20.38)% 3,342 0.89% 3.51% 0.89% 22.52%
10/31/2021 10.15 0.28 3.30 3.58 (0.33) — — (0.33) 13.40 35.85% 4,000 0.88% 2.27% 0.88% 36.19%
10/31/2020 11.10 0.64 (0.44) 0.20 (0.79) (0.34) (0.02) (1.15) 10.15 1.53% 3,101 0.88% 6.19% 0.88% 17.95%
10/31/2019 10.73 0.13 0.95 1.08 (0.16) (0.55) — (0.71) 11.10 11.22% 2,318 0.88% 1.24% 0.88% 77.38%(g)
10/31/2018 11.30 0.13 (0.18) (0.05) (0.17) (0.35) — (0.52) 10.73 (0.65)% 1,603 0.90% 1.12% 0.90% 16.95%
Class R6 Shares
4/30/2023 (Unaudited) 9.97 0.03 0.95 0.98 (0.05) (0.16) — (0.21) 10.74 9.93% 13,132 0.14% 0.67% 0.14% 24.41%
10/31/2022 13.53 0.45 (2.91) (2.46) (0.56) (0.54) — (1.10) 9.97 (19.77)% 11,178 0.13% 4.05% 0.13% 22.52%
10/31/2021 10.21 0.35 3.35 3.70 (0.38) — — (0.38) 13.53 36.89% 12,000 0.14% 2.80% 0.14% 36.19%
10/31/2020 11.15 0.73 (0.45) 0.28 (0.86) (0.34) (0.02) (1.22) 10.21 2.29% 7,417 0.13% 7.07% 0.13% 17.95%
10/31/2019 10.77 0.21 0.95 1.16 (0.23) (0.55) — (0.78) 11.15 12.06% 5,821 0.13% 1.96% 0.13% 77.38%(g)
10/31/2018 11.34 0.23 (0.20) 0.03 (0.25) (0.35) — (0.60) 10.77 0.04% 3,925 0.14% 2.00% 0.14% 16.95%
Institutional Service Class Shares
4/30/2023 (Unaudited) 9.96 0.02 0.94 0.96 (0.03) (0.16) — (0.19) 10.73 9.81% 9,472 0.39% 0.40% 0.39% 24.41%
10/31/2022 13.51 0.45 (2.93) (2.48) (0.53) (0.54) — (1.07) 9.96 (19.93)% 7,775 0.38% 3.99% 0.38% 22.52%
10/31/2021 10.20 0.41 3.25 3.66 (0.35) — — (0.35) 13.51 36.43% 8,000 0.38% 3.33% 0.38% 36.19%
10/31/2020 11.14 0.70 (0.44) 0.26 (0.84) (0.34) (0.02) (1.20) 10.20 2.08% 12,771 0.38% 6.75% 0.38% 17.95%
10/31/2019 10.76 0.18 0.96 1.14 (0.21) (0.55) — (0.76) 11.14 11.80% 8,444 0.38% 1.73% 0.38% 77.38%(g)
10/31/2018 11.33 0.18 (0.18) — (0.22) (0.35) — (0.57) 10.76 (0.20)% 5,672 0.38% 1.59% 0.38% 16.95%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

62 - Financial Highlights - April 30, 2023 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2065 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2023 (Unaudited) $ 10.17 $ — $ 0.97 $ 0.97 $ (0.02) $ (0.10) $ — $ (0.12) $ 11.02 9.66% $ 1,164 0.63% 0.09% 0.63% 22.78%
10/31/2022 13.43 0.32 (2.88) (2.56) (0.50) (0.20) — (0.70) 10.17 (20.06)% 901 0.60% 2.86% 0.60% 28.46%
10/31/2021 10.11 0.22 3.45 3.67 (0.35) — — (0.35) 13.43 36.94% 468 0.53% 1.73% 0.53% 71.42%
10/31/2020(g) 10.00 0.61 (0.07) 0.54 (0.33) — (0.10) (0.43) 10.11 5.37% 81 0.63% 8.75% 0.63% 3.65%
Class R Shares
4/30/2023 (Unaudited) 10.14 (0.01) 0.97 0.96 (0.02) (0.10) — (0.12) 10.98 9.55% 339 0.88% (0.14)% 0.88% 22.78%
10/31/2022 13.39 0.28 (2.87) (2.59) (0.46) (0.20) — (0.66) 10.14 (20.31)% 211 0.88% 2.53% 0.88% 28.46%
10/31/2021 10.11 0.15 3.47 3.62 (0.34) — — (0.34) 13.39 36.35% 139 0.88% 1.22% 0.88% 71.42%
10/31/2020(g) 10.00 0.45 0.08 0.53 (0.32) — (0.10) (0.42) 10.11 5.27% 33 0.87% 6.48% 0.87% 3.65%
Class R6 Shares
4/30/2023 (Unaudited) 10.20 0.03 0.96 0.99 (0.04) (0.10) — (0.14) 11.05 9.89% 1,727 0.13% 0.61% 0.13% 22.78%
10/31/2022 13.46 0.44 (2.95) (2.51) (0.55) (0.20) — (0.75) 10.20 (19.69)% 1,263 0.13% 3.87% 0.13% 28.46%
10/31/2021 10.12 0.38 3.35 3.73 (0.39) — — (0.39) 13.46 37.49% 1,176 0.13% 3.06% 0.13% 71.42%
10/31/2020(g) 10.00 0.35 0.23 0.58 (0.35) — (0.11) (0.46) 10.12 5.70% 1,075 0.14% 5.28% 0.14% 3.65%
Institutional Service Class Shares
4/30/2023 (Unaudited) 10.19 0.01 0.97 0.98 (0.03) (0.10) — (0.13) 11.04 9.78% 1,916 0.38% 0.25% 0.38% 22.78%
10/31/2022 13.45 0.46 (3.00) (2.54) (0.52) (0.20) — (0.72) 10.19 (19.90)% 985 0.38% 4.08% 0.38% 28.46%
10/31/2021 10.11 0.06 3.65 3.71 (0.37) — — (0.37) 13.45 37.20% 710 0.38% 0.48% 0.38% 71.42%
10/31/2020(g) 10.00 0.33 0.22 0.55 (0.34) — (0.10) (0.44) 10.11 5.45%(h) 6 0.39% 4.99% 0.39% 3.65%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from March 2, 2020 (commencement of operations) through October 31, 2020. Total return is calculated based on inception date of February 28, 2020 through October 31, 2020.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Target Destination Funds - April 30, 2023 (Unaudited) - Financial Highlights - 63
The accompanying notes are an integral part of these financial statements.
Nationwide Destination Retirement Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2023 (Unaudited) $ 6.95 $ 0.07 $ 0.44 $ 0.51 $ (0.08) $ (0.18) $ (0.26) $ 7.20 7.58% $ 18,579 0.59% 1.99% 0.59% 13.60%
10/31/2022 9.09 0.22 (1.53) (1.31) (0.26) (0.57) (0.83) 6.95 (15.90)% 18,719 0.59% 2.82% 0.59% 40.04%
10/31/2021 8.20 0.20 0.89 1.09 (0.20) — (0.20) 9.09 13.41% 28,374 0.60% 2.22% 0.60% 33.36%
10/31/2020 8.44 0.31 0.11 0.42 (0.37) (0.29) (0.66) 8.20 5.18% 32,709 0.60% 3.74% 0.60% 31.60%
10/31/2019 8.30 0.17 0.52 0.69 (0.17) (0.38) (0.55) 8.44 9.13% 5,844 0.61% 2.02% 0.61% 64.58%(g)
10/31/2018 8.84 0.16 (0.21) (0.05) (0.17) (0.32) (0.49) 8.30 (0.66)% 5,542 0.62% 1.85% 0.62% 28.01%
Class R Shares
4/30/2023 (Unaudited) 6.91 0.06 0.44 0.50 (0.07) (0.18) (0.25) 7.16 7.45% 32,392 0.89% 1.69% 0.89% 13.60%
10/31/2022 9.04 0.19 (1.52) (1.33) (0.23) (0.57) (0.80) 6.91 (16.13)% 33,580 0.89% 2.48% 0.89% 40.04%
10/31/2021 8.16 0.17 0.88 1.05 (0.17) — (0.17) 9.04 13.04% 48,391 0.88% 1.91% 0.88% 33.36%
10/31/2020 8.40 0.29 0.10 0.39 (0.34) (0.29) (0.63) 8.16 4.88% 52,827 0.88% 3.51% 0.88% 31.60%
10/31/2019 8.26 0.14 0.53 0.67 (0.15) (0.38) (0.53) 8.40 8.83% 18,483 0.89% 1.76% 0.89% 64.58%(g)
10/31/2018 8.80 0.14 (0.21) (0.07) (0.15) (0.32) (0.47) 8.26 (0.92)% 21,516 0.89% 1.60% 0.89% 28.01%
Class R6 Shares
4/30/2023 (Unaudited) 6.98 0.09 0.44 0.53 (0.11) (0.18) (0.29) 7.22 7.78% 37,331 0.14% 2.46% 0.14% 13.60%
10/31/2022 9.12 0.25 (1.53) (1.28) (0.29) (0.57) (0.86) 6.98 (15.45)% 36,346 0.13% 3.23% 0.13% 40.04%
10/31/2021 8.23 0.24 0.89 1.13 (0.24) — (0.24) 9.12 13.89% 50,257 0.14% 2.68% 0.14% 33.36%
10/31/2020 8.47 0.37 0.09 0.46 (0.41) (0.29) (0.70) 8.23 5.66% 58,625 0.13% 4.46% 0.13% 31.60%
10/31/2019 8.33 0.21 0.52 0.73 (0.21) (0.38) (0.59) 8.47 9.60% 13,854 0.13% 2.50% 0.13% 64.58%(g)
10/31/2018 8.87 0.21 (0.22) (0.01) (0.21) (0.32) (0.53) 8.33 (0.15)% 16,520 0.14% 2.41% 0.14% 28.01%
Institutional Service Class Shares
4/30/2023 (Unaudited) 6.96 0.08 0.43 0.51 (0.09) (0.18) (0.27) 7.20 7.58% 21,109 0.39% 2.18% 0.39% 13.60%
10/31/2022 9.10 0.23 (1.53) (1.30) (0.27) (0.57) (0.84) 6.96 (15.71)% 21,738 0.38% 3.00% 0.38% 40.04%
10/31/2021 8.21 0.26 0.85 1.11 (0.22) — (0.22) 9.10 13.64% 30,819 0.38% 2.95% 0.38% 33.36%
10/31/2020 8.45 0.36 0.08 0.44 (0.39) (0.29) (0.68) 8.21 5.40% 101,569 0.38% 4.40% 0.38% 31.60%
10/31/2019 8.31 0.18 0.53 0.71 (0.19) (0.38) (0.57) 8.45 9.35% 25,844 0.38% 2.21% 0.38% 64.58%(g)
10/31/2018 8.85 0.18 (0.21) (0.03) (0.19) (0.32) (0.51) 8.31 (0.40)% 25,675 0.39% 2.10% 0.39% 28.01%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

64 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Target Destination Funds
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2023, the
Trust operates forty-seven (47) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the ten (10) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Destination 2025 Fund (“Destination 2025”)
Nationwide Destination 2030 Fund (“Destination 2030”)
Nationwide Destination 2035 Fund (“Destination 2035”)
Nationwide Destination 2040 Fund (“Destination 2040”)
Nationwide Destination 2045 Fund (“Destination 2045”)
Nationwide Destination 2050 Fund (“Destination 2050”)
Nationwide Destination 2055 Fund (“Destination 2055”)
Nationwide Destination 2060 Fund (“Destination 2060”)
Nationwide Destination 2065 Fund ("Destination 2065")
Nationwide Destination Retirement Fund (“Destination Retirement”)
Each Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust, and in unaffiliated mutual funds (including exchange traded funds ("ETFs")) (together, the
“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities. Each Fund may also invest in an unregistered fixed interest contract (the “Nationwide Contract”)
issued by Nationwide Life Insurance Company (“NLIC”), which is a direct wholly owned subsidiary of NFS.
The Funds currently offer Class A, Class R, Class R6 and Institutional Service Class shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

Target Destination Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 65
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”)
as reported by such Underlying Fund. Shares of ETFs are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of registered open-end
Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy.
Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Shares of affiliated registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value
(“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.
The Funds may invest in other series of the Trust, which are open-end investment companies generally available to the public and other investment companies. The Funds’ Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
During the period, certain Funds invested in the Nationwide Contract (Investment contract). The Nationwide Contract is a fixed interest contract issued by NLIC. The Nationwide Contract has a stable principal value and pays a fixed rate of interest to each
Fund that invests in a contract. As of April 30, 2023, the Funds did not invest in the Nationwide Contract.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2023. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Destination 2025
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 8,095,469 $ – $ – $ 8,095,469
Investment Companies 147,137,327 – – 147,137,327
Short-Term Investment 11,276,548 – – 11,276,548
Total $ 166,509,344 $ – $ – $ 166,509,344
Destination 2030
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 11,337,526 $ – $ – $ 11,337,526
Investment Companies 176,312,043 – – 176,312,043

66 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Target Destination Funds
Level 1 Level 2 Level 3 Total
Assets:
Short-Term Investment $ 7,184,130 $ – $ – $ 7,184,130
Total $ 194,833,699 $ – $ – $ 194,833,699
Destination 2035
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 11,951,722 $ – $ – $ 11,951,722
Investment Companies 163,002,190 – – 163,002,190
Short-Term Investment 3,258,134 – – 3,258,134
Total $ 178,212,046 $ – $ – $ 178,212,046
Destination 2040
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 11,879,305 $ – $ – $ 11,879,305
Investment Companies 146,946,893 – – 146,946,893
Short-Term Investment 1,332,065 – – 1,332,065
Total $ 160,158,263 $ – $ – $ 160,158,263
Destination 2045
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 11,278,078 $ – $ – $ 11,278,078
Investment Companies 130,021,220 – – 130,021,220
Short-Term Investment 458,370 – – 458,370
Total $ 141,757,668 $ – $ – $ 141,757,668
Destination 2050
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 11,047,711 $ – $ – $ 11,047,711
Investment Companies 120,807,898 – – 120,807,898
Total $ 131,855,609 $ – $ – $ 131,855,609
Destination 2055
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 7,340,041 $ – $ – $ 7,340,041
Investment Companies 79,330,584 – – 79,330,584
Total $ 86,670,625 $ – $ – $ 86,670,625

Target Destination Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 67
For additional information about each affiliated Underlying Fund’s valuation policies, please refer to the affiliated Underlying Fund’s most recent semiannual report to shareholders which can be found at www.nationwide.com/mutualfunds or at the SEC's website at www.sec.gov.
For additional information about each unaffiliated Underlying Fund's valuation policies, please refer to the unaffiliated Underlying
Fund’s most recent annual or semiannual report.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of April 30, 2023, the Funds did not have overdrawn balances.
(c) Securities Lending
During the six months ended April 30, 2023, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees
Destination 2060
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 3,276,216 $ – $ – $ 3,276,216
Investment Companies 35,651,792 – – 35,651,792
Total $ 38,928,008 $ – $ – $ 38,928,008
Destination 2065
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 429,944 $ – $ – $ 429,944
Investment Companies 4,712,667 – – 4,712,667
Total $ 5,142,611 $ – $ – $ 5,142,611
Destination Retirement
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 5,014,741 $ – $ – $ 5,014,741
Investment Companies 95,743,806 – – 95,743,806
Short-Term Investment 8,722,659 – – 8,722,659
Total $ 109,481,206 $ – $ – $ 109,481,206

68 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Target Destination Funds
charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of April 30, 2023, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
As of April 30, 2023, the Funds did not have any portfolio securities on loan.
(d) Joint Repurchase Agreements
During the six months ended April 30, 2023, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of April 30, 2023, the Funds did not invest in any repurchase agreements.
(e) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations.

Target Destination Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 69
(f) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(g) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(h) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. Each Fund pays NFA a unified management fee of 0.13% per annum of the Fund’s average daily net assets. Out of the unified management fee, NFA pays substantially all of the expenses of managing and operating each Fund except for Rule 12b-1 fees, administrative services fees, the cost of investment securities or other investment assets, taxes, interest charges, brokerage commissions, short-
sale dividend expenses, the cost of share certificates representing shares of the Trust, compensation and expenses of the non-
interested Trustees and counsel to the non-interested Trustees, and expenses incurred by a Fund in connection with any merger or reorganization and other non-routine expenses not incurred in the ordinary course of a Fund’s business. For the six months ended April 30, 2023, the Funds’ effective unified management fee rate was 0.13%
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.

70 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Target Destination Funds
Pursuant to the unified advisory fee terms of the Investment Advisory Agreement, NFA pays fund administration and transfer agency fees. Therefore, during the six months ended April 30, 2023, the Funds did not pay any fund administration and transfer agency fees.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class A shares and 0.50% for Class R shares of each Fund. Class R6 and Institutional Service Class shares do not pay a distribution fee.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds' Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the six months ended April 30, 2023, the Funds imposed aggregate front-end sales charges of $15,685. From these fees, NFD retained a portion amounting to $2,232.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class
A shares for certain redemptions made within 18 months of purchase. Applicable Class A CDSCs are 1.00% for all Funds. During
the six months ended April 30, 2023, the Funds did not impose CDSCs.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class R, and Institutional Service Class shares of each Fund.
For the six months ended April 30, 2023, the effective rates for administrative services fees were as follows:
For the six months ended April 30, 2023, each Fund’s total administrative services fees were as follows:
Fund Class A Class R
Institutional
Service Class
Destination 2025 0.20% 0.25% 0.25%
Destination 2030 0.25 0.25 0.25
Destination 2035 0.20 0.25 0.25
Destination 2040 0.20 0.25 0.25
Destination 2045 0.20 0.25 0.25
Destination 2050 0.25 0.25 0.25
Destination 2055 0.23 0.25 0.25
Destination 2060 0.25 0.25 0.25
Destination 2065 0.25 0.25 0.25
Destination Retirement 0.20 0.25 0.25
Fund Amount
Destination 2025 $ 129,481
Destination 2030 165,391
Destination 2035 136,159
Destination 2040 131,236
Destination 2045 107,648
Destination 2050 112,869
Destination 2055 64,991
Destination 2060 30,425
Destination 2065 3,414
Destination Retirement 88,137

Target Destination Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 71
As of April 30, 2023, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the
Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
4. Investments in Affiliated Issuers
Each Fund invests in Class R6 shares of the affiliated Underlying Funds. The Funds’ transactions in the shares of affiliated
Underlying Funds and in the Nationwide Contract during the six months ended April 30, 2023 were as follows:
Fund
% of Shares
Outstanding
Owned
Destination 2025 23.45%
Destination 2030 23.26
Destination 2035 23.72
Destination 2040 22.81
Destination 2045 20.54
Destination 2050 17.93
Destination 2055 28.45
Destination 2060 26.40
Destination 2065 54.59
Destination Retirement 22.42
Destination 2025
Security Description
Shares/Principal
at April 30, 2023
Market Value
October 31, 2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 921,279 7,652,277 1,758,630 (508,862) (55,537) (250,973) 8,595,535 270,532 426,287
Nationwide International
Index Fund, Class R6 1,970,085 14,904,393 3,399,054 (4,901,022) 280,036 3,023,859 16,706,320 65,363 —
Nationwide Mid Cap Market
Index Fund, Class R6 232,265 3,934,895 487,548 (692,816) 74,779 (246,100) 3,558,306 28,333 278,282
Nationwide Multi-Cap
Portfolio, Class R6 ** 2,701,325 49,110,302 1,926,250 (23,042,384) 3,006,959 685,416 31,686,543 — —
Nationwide Small Cap Index
Fund, Class R6 71,091 1,053,043 11,179 (306,191) 83,964 (125,399) 716,596 5,704 5,473
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,169,097 — 12,419,534 (454,313) (19,882) (488,186) 11,457,153 — —
Nationwide Bond Portfolio,
Class R6 7,520,039 59,444,113 7,206,136 (4,438,542) (814,919) 3,952,349 65,349,137 1,156,601 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 970,850 7,752,088 1,368,896 (355,326) (73,902) 375,981 9,067,737 63,614 —
Total 143,851,111 28,577,227 (34,699,456) 2,481,498 6,926,947 147,137,327 1,590,147 710,042
Destination 2030
Security Description
Shares/Principal
at April 30, 2023
Market Value
October 31, 2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 755,616 6,024,709 1,561,908 (290,248) (31,559) (214,908) 7,049,902 216,319 338,277
Nationwide International
Index Fund, Class R6 3,147,045 21,530,490 5,295,187 (5,048,729) 100,414 4,809,583 26,686,945 98,570 —
Nationwide Mid Cap Market
Index Fund, Class R6 420,991 6,652,831 929,040 (831,686) 63,048 (363,646) 6,449,587 49,418 480,873
Nationwide Multi-Cap
Portfolio, Class R6 ** 4,249,871 71,231,561 2,890,982 (29,879,871) 4,064,471 1,543,844 49,850,987 — —

72 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Target Destination Funds
Security Description
Shares/Principal
at April 30, 2023
Market Value
October 31, 2022
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Small Cap Index
Fund, Class R6 321,255 3,611,207 209,967 (431,960) 58,546 (209,509) 3,238,251 23,085 21,985
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,848,289 — 19,460,088 (561,050) (18,849) (766,955) 18,113,234 — —
Nationwide Bond Portfolio,
Class R6 6,936,062 52,469,376 8,317,672 (3,296,176) (625,618) 3,409,127 60,274,381 1,021,862 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 497,725 3,764,928 835,729 (102,011) (22,775) 172,885 4,648,756 31,721 —
Total 165,285,102 39,500,573 (40,441,731) 3,587,678 8,380,421 176,312,043 1,440,975 841,135
Destination 2035
Security Description
Shares/Principal
at April 30, 2023
Market Value
October 31, 2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 488,262 3,803,967 1,154,839 (243,500) (25,367) (134,455) 4,555,484 138,936 217,396
Nationwide International
Index Fund, Class R6 3,416,706 22,548,180 5,969,696 (4,745,388) 97,773 5,103,404 28,973,665 104,035 —
Nationwide Mid Cap Market
Index Fund, Class R6 537,266 8,128,715 1,164,828 (682,052) 38,575 (419,153) 8,230,913 61,807 601,210
Nationwide Multi-Cap
Portfolio, Class R6 ** 4,569,699 75,687,446 2,869,090 (30,937,109) 4,049,353 1,933,789 53,602,569 — —
Nationwide Small Cap Index
Fund, Class R6 460,277 4,574,706 504,729 (243,042) 9,724 (206,522) 4,639,595 31,605 30,076
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,979,604 — 20,406,094 (143,518) (6,601) (855,859) 19,400,116 — —
Nationwide Bond Portfolio,
Class R6 4,825,050 34,995,482 8,118,531 (3,058,274) (578,215) 2,452,157 41,929,681 698,990 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 178,819 1,313,537 348,815 (44,402) (10,597) 62,814 1,670,167 11,375 —
Total 151,052,033 40,536,622 (40,097,285) 3,574,645 7,936,175 163,002,190 1,046,748 848,682
Destination 2040
Security Description
Shares/Principal
at April 30, 2023
Market Value
October 31, 2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 284,606 2,091,215 803,700 (147,498) (16,645) (75,395) 2,655,377 78,955 123,321
Nationwide International
Index Fund, Class R6 3,511,482 23,285,429 6,407,133 (5,305,748) 60,977 5,329,578 29,777,369 108,934 —
Nationwide Mid Cap Market
Index Fund, Class R6 599,505 8,908,096 1,412,740 (706,886) 18,304 (447,830) 9,184,424 69,350 674,800
Nationwide Multi-Cap
Portfolio, Class R6 ** 4,685,377 75,655,742 3,768,904 (30,552,780) 3,603,017 2,484,586 54,959,469 — —
Nationwide Small Cap Index
Fund, Class R6 444,447 4,337,017 572,162 (242,995) (22,181) (163,980) 4,480,023 30,318 28,856
Nationwide U.S. 130/30
Equity Portfolio, Class R6 2,008,054 — 20,980,815 (429,854) (17,323) (854,711) 19,678,927 — —
Nationwide Bond Portfolio,
Class R6 2,968,318 21,718,698 4,690,586 (1,793,721) (328,021) 1,507,145 25,794,687 431,565 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 44,606 283,044 127,272 (5,711) (1,326) 13,338 416,617 2,727 —
Total 136,279,241 38,763,312 (39,185,193) 3,296,802 7,792,731 146,946,893 721,849 826,977

Target Destination Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 73
Destination 2045
Security Description
Shares/Principal
at April 30, 2023
Market Value
October 31, 2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 111,966 747,464 374,533 (41,308) (5,103) (30,941) 1,044,645 30,112 46,969
Nationwide International
Index Fund, Class R6 3,370,888 21,329,078 5,471,260 (3,246,649) 66,154 4,965,284 28,585,127 102,307 —
Nationwide Mid Cap Market
Index Fund, Class R6 603,524 8,549,619 1,601,663 (487,307) 5,932 (423,915) 9,245,992 68,234 660,886
Nationwide Multi-Cap
Portfolio, Class R6 ** 4,392,789 68,252,720 4,877,488 (27,163,204) 2,971,626 2,588,788 51,527,418 — —
Nationwide Small Cap Index
Fund, Class R6 403,366 3,795,613 596,721 (158,899) (8,895) (158,607) 4,065,933 27,093 25,709
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,896,403 — 19,703,619 (311,447) (14,167) (793,259) 18,584,746 — —
Nationwide Bond Portfolio,
Class R6 1,952,515 14,134,103 3,049,440 (988,280) (189,218) 961,314 16,967,359 278,394 —
Total 116,808,597 35,674,724 (32,397,094) 2,826,329 7,108,664 130,021,220 506,140 733,564
Destination 2050
Security Description
Shares/Principal
at April 30, 2023
Market Value
October 31, 2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 22,465 145,500 79,816 (8,315) (1,001) (6,405) 209,595 6,077 9,486
Nationwide International
Index Fund, Class R6 3,169,567 20,983,968 4,857,067 (3,883,422) 32,673 4,887,640 26,877,926 100,314 —
Nationwide Mid Cap Market
Index Fund, Class R6 599,508 8,558,173 1,908,176 (883,586) (16,052) (382,241) 9,184,470 68,448 664,657
Nationwide Multi-Cap
Portfolio, Class R6 ** 4,268,300 66,458,863 4,819,897 (26,657,377) 1,953,228 3,492,551 50,067,162 — —
Nationwide Small Cap Index
Fund, Class R6 384,915 3,691,685 571,920 (224,156) (32,022) (127,484) 3,879,943 26,287 24,985
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,825,461 — 19,116,338 (449,273) (13,463) (764,083) 17,889,519 — —
Nationwide Bond Portfolio,
Class R6 1,461,367 10,983,632 2,285,397 (1,148,333) (220,598) 799,185 12,699,283 210,571 —
Total 110,821,821 33,638,611 (33,254,462) 1,702,765 7,899,163 120,807,898 411,697 699,128
Destination 2055
Security Description
Shares/Principal
at April 30, 2023
Market Value
October 31, 2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Index Fund, Class R6 2,164,510 13,482,644 3,603,317 (1,916,423) (6,336) 3,191,843 18,355,045 64,685 —
Nationwide Mid Cap Market
Index Fund, Class R6 414,265 5,750,564 1,257,847 (365,801) (23,959) (272,117) 6,346,534 46,276 443,773
Nationwide Multi-Cap
Portfolio, Class R6 ** 2,831,267 42,359,869 3,715,998 (16,357,763) 888,175 2,604,480 33,210,759 — —
Nationwide Small Cap Index
Fund, Class R6 259,327 2,395,655 387,902 (61,881) (9,276) (98,385) 2,614,015 17,139 16,213
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,218,521 — 12,571,429 (129,954) (7,178) (492,792) 11,941,505 — —
Nationwide Bond Portfolio,
Class R6 789,727 5,661,489 1,374,112 (482,574) (89,563) 399,262 6,862,726 109,899 —
Total 69,650,221 22,910,605 (19,314,396) 751,863 5,332,291 79,330,584 237,999 459,986

74 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Target Destination Funds
Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund or an
ETF) may be found in such affiliated Underlying Fund’s most recent annual report to shareholders, which is available at www.
nationwide.com/mutualfunds or at the SEC's website at www.sec.gov.
Destination 2060
Security Description
Shares/Principal
at April 30, 2023
Market Value
October 31, 2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Index Fund, Class R6 992,419 5,868,385 1,877,857 (745,085) 2,253 1,412,301 8,415,711 28,403 —
Nationwide Mid Cap Market
Index Fund, Class R6 200,793 2,675,486 598,870 (56,821) (7,628) (133,765) 3,076,142 21,965 210,706
Nationwide Multi-Cap
Portfolio, Class R6 ** 1,257,470 18,674,222 2,252,133 (7,753,240) 396,643 1,180,367 14,750,125 — —
Nationwide Small Cap Index
Fund, Class R6 122,138 1,084,249 207,200 (8,892) (1,233) (50,175) 1,231,149 7,927 7,461
Nationwide U.S. 130/30
Equity Portfolio, Class R6 554,086 — 5,656,680 (2,158) (81) (224,396) 5,430,045 — —
Nationwide Bond Portfolio,
Class R6 316,297 2,270,086 536,361 (183,269) (32,865) 158,307 2,748,620 43,542 —
Total 30,572,428 11,129,101 (8,749,465) 357,089 2,342,639 35,651,792 101,837 218,167
Destination 2065
Security Description
Shares/Principal
at April 30, 2023
Market Value
October 31, 2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Index Fund, Class R6 131,925 589,627 414,040 (37,370) (2,555) 154,980 1,118,722 2,956 —
Nationwide Mid Cap Market
Index Fund, Class R6 27,106 274,031 163,639 (5,384) (667) (16,351) 415,268 2,437 22,272
Nationwide Multi-Cap
Portfolio, Class R6 ** 167,834 1,904,235 796,788 (912,533) (24,048) 204,257 1,968,699 — —
Nationwide Small Cap Index
Fund, Class R6 16,678 112,044 63,400 (256) (67) (7,003) 168,118 879 796
Nationwide U.S. 130/30
Equity Portfolio, Class R6 73,869 — 753,732 (2,560) (80) (27,180) 723,912 — —
Nationwide Bond Portfolio,
Class R6 36,588 201,153 114,495 (9,879) (1,687) 13,866 317,948 3,995 —
Total 3,081,090 2,306,094 (967,982) (29,104) 322,569 4,712,667 10,267 23,068
Destination Retirement
Security Description
Shares/Principal
at April 30, 2023
Market Value
October 31, 2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 674,542 6,281,551 811,255 (572,773) (54,362) (172,195) 6,293,476 208,056 328,459
Nationwide International
Index Fund, Class R6 1,096,917 7,881,027 1,708,384 (2,061,560) 112,460 1,661,547 9,301,858 36,539 —
Nationwide Mid Cap Market
Index Fund, Class R6 125,173 2,081,021 293,933 (369,752) 41,781 (129,336) 1,917,647 15,240 150,436
Nationwide Multi-Cap
Portfolio, Class R6 ** 1,521,369 26,458,817 1,194,140 (11,901,829) 1,783,890 310,645 17,845,663 — —
Nationwide U.S. 130/30
Equity Portfolio, Class R6 663,401 — 7,001,056 (215,468) (7,493) (276,767) 6,501,328 — —
Nationwide Bond Portfolio,
Class R6 5,350,564 46,647,774 2,584,741 (5,175,700) (917,476) 3,357,062 46,496,401 858,338 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 790,946 7,485,484 278,436 (658,077) (38,193) 319,783 7,387,433 55,327 —
Total 96,835,674 13,871,945 (20,955,159) 920,607 5,070,739 95,743,806 1,173,500 478,895
* Purchases include reinvestment of income and realized gain distributions, as applicable.
** Non-income producing security.

Target Destination Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 75
5. Line of Credit and Interfund Lending
The Trust and Nationwide Variable Insurance Trust ("NVIT") (together, the “Trusts”) renewed the credit agreement with JPMorgan,
The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a)
if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b)
the Federal Funds Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the
Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit.
In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023. During the six months ended April 30, 2023, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended April 30, 2023, none of the Funds engaged in interfund lending.
6. Investment Transactions
For the six months ended April 30, 2023, purchases and sales of securities (excluding short-term securities) were as follows:
7. Portfolio Investment Risks
(a) Risks Associated with Underlying Funds
The Underlying Funds in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfunds or at the SEC's website at www.sec.gov.
Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to shareholders.
Fund Purchases
*
Sales
Destination 2025 $ 29,042,636 $ 35,812,484
Destination 2030 39,991,201 41,332,564
Destination 2035 41,291,029 41,087,084
Destination 2040 39,411,227 39,911,864
Destination 2045 36,583,321 33,010,433
Destination 2050 34,308,899 33,973,925
Destination 2055 23,625,391 19,688,394
Destination 2060 11,476,467 8,976,198
Destination 2065 2,427,085 974,417
Destination Retirement 14,033,303 21,574,036
* Purchases include reinvestments of income and realized gain distributions, as applicable.

76 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Target Destination Funds
Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such affiliated or unaffiliated Underlying Fund’s annual or semiannual report to shareholders.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements and Other Matters
On October 26, 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports. Tailored Shareholder Reports are
concise and visually engaging streamlined annual and semiannual reports that will focus on fund expenses, performance, certain portfolio holdings, and certain other retail-oriented information. Additional in-depth information is available online and for delivery free of charge to investors on request. The rule became effective in January 2023 and there is an 18-month transition period after the effective date with a compliance date of July 2024. Management is currently evaluating the implications of the changes and the impact on financial statement disclosures and reporting requirements.
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
10. Other
As of April 30, 2023, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
No
Fund % of Shares
Number of
Accounts
Destination 2025 60.28% 1
Destination 2030 62.39 1
Destination 2035 61.74 1
Destination 2040 62.35 1
Destination 2045 65.84 1
Destination 2050 66.79 1
Destination 2055 80.15 2(a)
Destination 2060 83.43 3(a)
Destination 2065 88.69 3(a)
Destination Retirement 61.96 1
(a) All or a portion of the accounts are the accounts of affiliated funds.

Target Destination Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 77
11. Federal Tax Information
As of April 30, 2023, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
12. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
13. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Destination 2025 $ 169,258,612 $ 9,355,009 $ (12,104,277) $ (2,749,268)
Destination 2030 193,520,872 12,941,742 (11,628,915) 1,312,827
Destination 2035 173,765,682 12,651,820 (8,205,456) 4,446,364
Destination 2040 153,876,085 12,042,555 (5,760,377) 6,282,178
Destination 2045 135,090,953 11,010,169 (4,343,454) 6,666,715
Destination 2050 125,468,078 9,873,944 (3,486,413) 6,387,531
Destination 2055 83,288,169 5,470,140 (2,087,684) 3,382,456
Destination 2060 37,445,655 2,265,859 (783,506) 1,482,353
Destination 2065 5,027,483 208,160 (93,032) 115,128
Destination Retirement 113,496,713 4,972,612 (8,988,119) (4,015,507)

78 - Supplemental Information - April 30, 2023 (Unaudited) - Target Destination Funds
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Destination 2055 Fund
Nationwide Destination 2060 Fund
Nationwide Destination 2065 Fund
Nationwide Destination Retirement Fund
Continuation of Advisory Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) (the “Advisory Agreements”) must be approved for each series of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory
Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreement, including investment performance, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory relationship separately.
In preparation for the Board’s meetings in 2022 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
• A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2022)
compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding one or more other share classes.) An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds and advised the
Independent Trustees in connection with their consideration of the data provided by Broadridge and related matters.
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation of the Adviser based on information that was provided. In such cases, the
Trustees determined that the omission of any such information was not material to its considerations.

Target Destination Funds - April 30, 2023 (Unaudited) - Supplemental Information - 79
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2022 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each meeting with Independent Legal Counsel. At the Trustees’ regular quarterly meeting in
December 2022, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, financial analysis, and its asset allocation methodology.
• The Adviser’s personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities.
• The financial condition and stability of the Adviser.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds, and benefits to
Nationwide Life Insurance Company derived from guaranteed fixed annuity contracts issued by it and held until recently by certain of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.
The Trustees considered that, although each Fund was shown to pay actual management fees higher than its peer group median, its total expense ratio (including 12b-1/non-12b-1 fees) was at a level equal to or lower than the Fund’s peer group median (or, in the case of the total expense ratio of Nationwide Destination 2025 Fund and Nationwide Destination 2030 Fund, within one basis point of the peer group median). The Trustees noted the Adviser’s view that a Fund’s total expense ratio is a more useful indication of the reasonableness of the cost of the Fund’s investment program than a comparison with other funds’ advisory fees, due to the Funds’ fund-of-funds structure and the wide variety of arrangements used by peers in pricing the advisory services (including as between a fund-of-funds and its underlying funds) within such structures. The Trustees considered the Adviser’s statement that, because the Funds’ management fees are “unified fees,” the Adviser pays substantially all of the expenses of managing and operating the Funds out of its management fees, resulting in management fees that are higher than they would be if the management fees were paid on a traditional (not unified) basis. They also considered the Adviser’s statement that many of the
Funds’ peers do not pay management fees, at least in part because their sponsors presumably earn revenues indirectly through the Funds’ investments in affiliated funds or through other related revenue sources.
The Trustees considered that each of Nationwide Destination 2065 Fund and Nationwide Destination Retirement Fund was shown to have experienced three-year performance for the period ended June 30, 2022 (or the two-year period for Nationwide Destination
2065 Fund which commenced operations in February 2020) above its peer group median and that the Nationwide Destination
2025 Fund experienced three-year performance for the period ended June 30, 2022 below its peer group median but within the top three comparative quintiles. With respect to the remaining Funds, the Trustees noted that each Fund had experienced performance below its peer group median and in the fourth or fifth quintile of its peer group for the period ended June 30, 2022,

80 - Supplemental Information - April 30, 2023 (Unaudited) - Target Destination Funds
and considered the Adviser’s statements that the Funds underperformed due to a number of factors, including the performance of the specific underlying funds in which the Funds invested. The Trustees considered changes that the Adviser has made and plans to make to the investment selections employed by the Adviser to improve performance. The Trustees also considered changes that the Adviser expects to make going forward in an effort to improve the Funds’ performance.
The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that the Funds’ advisory fee rate schedules are not subject to contractual breakpoints. The Trustees noted that the advisory fee rate schedules for many of the underlying funds in which the Funds invest are subject to contractual advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds, and the
Adviser’s view that those breakpoints provide investors benefits arising from the growth of those underlying funds. The Trustees determined to continue to monitor the fees paid at the Fund level to determine whether breakpoints might in the future become appropriate there as well, in light of any economies related to the asset allocation function that are not appropriately shared through breakpoints at the underlying fund level. The Board also considered the extent to which economies of scale realized by the Adviser could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2022.
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Mutual Funds (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”).  The Trust’s Board of Trustees (the “Board”) has designated
Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a Liquidity Risk
Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets.  The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets.  Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1)
the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;  and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.  Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the  investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.   Each
Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 13, 2023, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2021 through November 30, 2022. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

Target Destination Funds - April 30, 2023 (Unaudited) - Management Information - 81
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 47 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

82 - Management Information - April 30, 2023 (Unaudited) - Target Destination Funds
Interested Trustee
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 116
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Target Destination Funds - April 30, 2023 (Unaudited) - Management Information - 83
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Kevin T. Jestice
Year of Birth Positions Held with Funds and Length of Time Served
1980 President, Chief Executive Officer and Principal Executive Officer since March 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Jestice is President and Chief Executive Officer of Nationwide Funds Group and is a Senior Vice President of Nationwide Mutual Insurance
Company.
=
1
He previously served as Vice President of Internal Sales and Service (ISS) and Institutional Investments Distribution (IID) for Nationwide
Financial Services, Inc. Prior to joining Nationwide in 2020, Mr. Jestice served as Principal, Head of Enterprise Advice and as Principal, Head of
Institutional Investor Services at The Vanguard Group, Inc. for more than 13 years.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1963 Senior Vice President and Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group and is a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the Trust’s Treasurer and Principal Financial Officer, and served temporarily as the Trust’s President,
Chief Executive Officer and Principal Executive Officer from September 2022 until March 2023.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
1
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
1

84 - Market Index Definitions - April 30, 2023 (Unaudited) - Target Destination Funds
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Target Destination Funds - April 30, 2023 (Unaudited) - Market Index Definitions - 85
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

86 - Market Index Definitions - April 30, 2023 (Unaudited) - Target Destination Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the info rmation on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.

Target Destination Funds - April 30, 2023 (Unaudited) - Market Index Definitions - 87
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

88 - Market Index Definitions - April 30, 2023 (Unaudited) - Target Destination Funds
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

Target Destination Funds - April 30, 2023 (Unaudited) - Glossary - 89
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds.
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

90 - Glossary - April 30, 2023 (Unaudited) - Target Destination Funds
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500
®
Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market Capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Mutual Fund: A pooled, diversified portfolio of securities managed by a professional portfolio manager. The pooled funds come from individual investors who purchase shares of the mutual fund.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.

Target Destination Funds - April 30, 2023 (Unaudited) - Glossary - 91
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Share: Also known as stocks or shares of stock, are a portion of ownership of a company’s equity. The value of a share is based on how the company divided its equity into units. Shares entitle the share owner to a portion of the company’s profits (or gain in stock price). This also applies to a drop in the stock price, as the value of the share will go down with it.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-TD (6-23)
Call 800-848-0920 to request a summary prospectus , statutory prospec tus, or SAI. You can also download regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
T he Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of
Nationwid e Mutual Insurance Company. © 2023

Semiannual Report
April 30, 2023 (Unaudited)
Nationwide Mutual Funds
Investor Destinations Funds
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Investor Destinations Conservative Fund
IMPORTANT INFORMATION
As permitted by the Securities and Exchange Commission, Nationwide Mutual Funds
no longer mails paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports
.
Instead, Nationwide Mutual Funds posts
the reports on the Funds’ website, nationwide.com/mutualfundprospectuses , and mails you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery), you do not need to take any action. If you wish to receive reports and other Fund documents via eDelivery
you may elect this option
by contacting your financial intermediary (such as a
broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-
848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, please contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, please call Shareholder Services at 800-848-0920 to register your preference, and tell them that you wish to continue receiving paper copies of your reports. Your election to receive paper reports applies to all Funds held in your account.

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling
800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Overview 4
Shareholder Expense Examples 9
Statements of Investments 12
Statements of Assets and Liabilities 18
Statements of Operations 22
Statements of Changes in Net Assets 24
Financial Highlights 36
Notes to Financial Statements 46
Supplemental Information 59
Management Information 63
Market Index Definitions 67
Glossary 72

Nationwide Mutual Funds - April 30, 2023 (unaudited) - 1
Message to Investors
Dear Investor,
In these complex and uncertain times, we continue to work with determination to navigate markets and manage the assets entrusted to us. At Nationwide, we hold your confidence in the highest regard, as we strive to provide a broad array of competitive mutual funds to support your diverse investment needs. In addition, we maintain our unshakeable commitment to our employees, communities and you, our investors.
During the semi-annual reporting period ended on April 30, 2023, most asset classes produced a positive investment return. In the early part of the reporting period, equity markets experienced fluctuations as investors reacted to various economic data points. Initial market gains were driven by better-than-expected earnings reports and evidence that inflation had peaked in June
2022. During the second month of the reporting period, however, the market experienced a downturn, with the S&P 500
®
Index falling 5.76% in December 2022. This decline was prompted by comments from Jerome Powell, Chair of the Federal Reserve (“Fed”), who indicated that the Fed anticipated further interest rate increases to quell inflation. Further, the Fed raised the median projection for the federal funds rate to 5.1% by the end of 2023, a figure higher than the
4.6% projected in September 2022.
The unexpectedly hawkish comments from the Fed shifted investor sentiment to extremely negative levels in December 2022. However, for the reporting period, equity markets delivered positive returns. The S&P 500
®
Index gained 8.63%, and the MSCI EAFE
®
Index registered a
24.19% return. For perspective, it is important to recognize that the stock market was highly tumultuous in multiple aspects during 2022. For instance, the level of decline in both the equity and bond markets was notable, as was the degree of volatility seen throughout the year. Further, it is noteworthy that the S&P 500
®
Index closed down 57% of the trading days in 2022. Against
this backdrop, the market exhibited resilience during the reporting period, despite the recent banking stress and concerns about a potential recession in the latter half of 2023.
The economic data was mixed during the reporting period, confounding policymakers, economists, and investors. For example, the Fed Funds Futures market continued to price approximately two to three rate cuts by the end of 2023, while the Fed continued to reassure investors that no rate cuts would commence in 2023. Economic growth was modest during the reporting period. For example, fourth-quarter gross domestic product (“GDP”) rose at a
2.6% annualized pace, a minor reduction from the 3.2% annualized growth rate from the prior quarter, per the U.S. Bureau of Economic Analysis. Likewise, for the first quarter of 2023,
GDP grew at an annualized rate of 1.1%. However, signs of decelerating economic growth in the U.S. economy persisted during the reporting period. For instance, key leading economic indicators, such as the yield curve, the Conference Board’s Leading Economic Index
®
(“LEI”),
and tightening bank lending standards, indicated signs of a nearing recession. It is important to remember that recessions and expansions are usually magnified through the labor market, which has remained highly resilient during the reporting period. With the unemployment rate at an all-time 54-year low, investors remained steadfast that a “soft landing” from a potential recession was still feasible, providing a tailwind for equities.
While the exact timing of a recession remains elusive, the economy is showing signs of slower growth.

2 - April 30, 2023 (unaudited) - Nationwide Mutual Funds
Despite facing challenges during the reporting period, including the collapse of two regional U.S.
banks and the emergency rescue of Credit Suisse, the S&P 500 Index managed to generate a positive return. Within the S&P 500, communication services, information technology, and consumer staples were the strongest performers. On the other hand, energy, financials, and healthcare were the weakest performers. The easing of the two largest sources of discomfort in 2022, namely the highest inflation in over four decades, coupled with the fastest and most aggressive monetary policy response since the 1980s, was arguably the driving force behind the market’s resurgence during the first quarter of 2023. Further, 2022 saw high-valuation technology stocks lag the overall market. During the reporting period, however, investors flocked to large-cap technology companies as fears of a banking contagion roiled investor confidence and increased investors’ expectations that the Fed would have to lower rates to stem an economic downturn.
As measured by the relative outperformance of the Russell 1000
®
Growth Index over the
Russell 1000
®
Value Index, the various indices exemplified the sentiment and positioning of investors over the reporting period. Investors favored companies with strong balance sheets, exceptional cash flows, and the ability to capture market share against a slowing economic backdrop. Further, investors bid up mega-cap tech stocks as some of the hawkish Fed rhetoric and moderation in inflation that crushed long-duration assets in 2022 abated, giving investors hope that the Fed might be closer to pausing its rate hiking cycle. For the reporting period, the
Russell 1000
®
Growth returned 11.51%, while the Russell 1000
®
Value posted a 4.54% return.
Another notable trend during the reporting period was global markets outperforming domestic markets, as measured by the MSCI Emerging Markets
®
Index, which was up 16.36% during
the reporting period. The S&P 500
®
Index, on the other hand, returned 8.63%. The notable
outperformance was attributed to several factors. First, the U.S. Dollar Index fell by 8.8% during the reporting period and over 11% since reaching a multi-decade high in September 2022.
Second, China’s GDP grew by 4.5% in the first quarter of 2023, reassuring investors that the bullish narrative surrounding China’s growth remained largely intact. Lastly, European banking risks moderated, decreasing the probability of contagion among European banks.
The 2-year Treasury yield epitomized the volatility experienced by the fixed-income market during the reporting period. For example, the 2-year U.S. Treasury yield went from a high of
5.1% on March 8th, 2023, to around 4.0% on March 13th, 2023. Moreover, the yield on the
2-year Treasury moved 0.20% or more for six consecutive days in March, the longest streak since at least 1977. The rapid movement in yields primarily reflected investors’ risk-off appetite and fears that a credit crunch would increase the risk of the Federal Reserve committing a policy error, i.e., pushing the economy into a recession. Further, the ICE BofAML MOVE Index, which tracks bond market volatility, traded at levels not seen since the 2008-2009 Global Financial
Crisis. For perspective, the MOVE Index started the reporting period at 148, increased to over
180 on March 15th, and ended the reporting period at 122.
The recent performance of risk assets during the reporting period is likely attributed to the resurgence of better-than-expected economic data, easing of banking sector pressures, and disinflation trends.
The sustained yield curve inversion over the reporting period reflected the bond market’s elevated anxiety about a potential recession in the year ahead. For example, at the beginning of the reporting period, the spread between the 10-year U.S. Treasury note yield and the 2-year
U.S. Treasury note yield was -0.47. Against the backdrop of a potential Fed policy error, the spread reached a low of -1.07 on March 8th, a level not seen since the 1980s. Due to the crisis in banking, however, the spread began to narrow, which some investors interpreted as an ominous sign that a recession was likely on the horizon. Amidst all the volatility experienced in the bond market during the reporting period, investors allocated cash into money market funds, with money market funds swelling to $5.26 trillion as of April 27th, 2023. The influx into money market funds represented an important shift in investor sentiment and preference during the reporting period. Cash sorting, or investors migrating from non-interest paying deposits to money market funds, was a key concern for investors worried about bank profitability, specifically net

Nationwide Mutual Funds - April 30, 2023 (unaudited) - 3
interest margins. Ultimately, Treasury bill yields may rise modestly if the Fed continues to hike rates; however, as economic data continues to moderate, the Fed will need to balance financial stability risk against its mission to assuage inflation.
As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial professional. At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.
Sincerely,
Kevin T. Jestice
President and Chief Executive Officer
Nationwide Funds
The following chart provides returns for various market segments for the six-month reporting period that ended April 30, 2023:
Index
Semiannual Total Return
(as of April 30, 2023)
Bloomberg Emerging Markets USD (United States Dollars)
Aggregate Bond Index 10.28%
Bloomberg Municipal Bond Index 7.65%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index 2.89%
Bloomberg U.S. 10-20 Year Treasury Bond Index 11.85%
Bloomberg U.S. Aggregate Bond Index 6.91%
Bloomberg U.S. Corporate High Yield Index 6.21%
MSCI EAFE
®
Index 24.19%
MSCI Emerging Markets
®
Index 16.36%
MSCI ACWI ex USA Index 20.65%
Russell 1000
®
Growth Index 11.51%
Russell 1000
®
Value Index 4.54%
Russell 2000
®
Index -3.45%
S&P 500
®
Index 8.63%
Source: Morningstar

4 - Fund Overview - April 30, 2023 (Unaudited) - Nationwide Investor Destinations Aggresive Fund
Asset Allocation
1
Equity Funds 95.1%
Fixed Income Funds 4.5%
Alternative Assets 0.5%
Liabilities in excess of other assets (0.1)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 38.9%
Nationwide International Index Fund, Class R6 15.9%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 12.6%
Nationwide Mid Cap Market Index Fund, Class R6 11.6%
iShares Core MSCI Emerging Markets ETF 8.0%
Nationwide International Small Cap Fund, Class R6 4.1%
Nationwide Bond Portfolio, Class R6 3.6%
Nationwide GQG US Quality Equity Fund, Class R6 2.0%
iShares Core S&P Small-Cap ETF 1.9%
Nationwide Loomis Core Bond Fund, Class R6 0.9%
Nationwide Amundi Global High Yield Fund, Class
R6 0.5%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

Nationwide Investor Destinations Moderately Aggresive Fund - April 30, 2023 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Equity Funds 80.4%
Fixed Income Funds 17.5%
Alternative Assets 2.2%
Repurchase Agreement 0.1%
Liabilities in excess of other assets (0.2)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 34.0%
Nationwide Bond Portfolio, Class R6 14.6%
Nationwide International Index Fund, Class R6 12.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 11.5%
Nationwide Mid Cap Market Index Fund, Class R6 7.7%
iShares Core MSCI Emerging Markets ETF 7.3%
Nationwide International Small Cap Fund, Class R6 3.3%
Nationwide Loomis Core Bond Fund, Class R6 1.9%
iShares Core S&P Small-Cap ETF 1.9%
Nationwide GQG US Quality Equity Fund, Class R6 1.5%
Other Holdings
#
3.5%
100.0%
#
For purposes of listing top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

6 - Fund Overview - April 30, 2023 (Unaudited) - Nationwide Investor Destinations Moderate Fund
Asset Allocation
1
Equity Funds 60.4%
Fixed Income Funds 32.0%
Money Market Fund 5.4%
Alternative Assets 2.2%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 27.4%
Nationwide Bond Portfolio, Class R6 18.2%
Nationwide International Index Fund, Class R6 9.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 9.2%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 5.4%
Nationwide Loomis Core Bond Fund, Class R6 5.0%
Nationwide Mid Cap Market Index Fund, Class R6 4.7%
iShares Core MSCI Emerging Markets ETF 4.2%
Nationwide Loomis Short Term Bond Fund, Class R6 3.9%
iShares Core S&P Small-Cap ETF 2.4%
Other Holdings 9.9%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

Nationwide Investor Destinations Moderately Conservative Fund - April 30, 2023 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Fixed Income Funds 48.6%
Equity Funds 39.9%
Money Market Fund 9.2%
Alternative Assets 2.3%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Bond Portfolio, Class R6 27.8%
Nationwide Multi-Cap Portfolio, Class R6 18.5%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 9.2%
Nationwide Loomis Short Term Bond Fund, Class R6 7.5%
Nationwide International Index Fund, Class R6 6.3%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 6.2%
Nationwide Loomis Core Bond Fund, Class R6 4.0%
Nationwide Mid Cap Market Index Fund, Class R6 4.0%
Nationwide Inflation-Protected Securities Fund,
Class R6 3.0%
iShares Core MSCI Emerging Markets ETF 3.0%
Other Holdings 10.5%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

8 - Fund Overview - April 30, 2023 (Unaudited) - Nationwide Investor Destinations Conservative Fund
Asset Allocation
1
Fixed Income Funds 64.5%
Equity Funds 20.1%
Money Market Fund 12.9%
Alternative Assets 2.5%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Bond Portfolio, Class R6 34.4%
Nationwide Loomis Short Term Bond Fund, Class R6 13.0%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 12.9%
Nationwide Multi-Cap Portfolio, Class R6 10.0%
Nationwide Inflation-Protected Securities Fund,
Class R6 5.0%
iShares 20+ Year Treasury Bond ETF 4.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 3.3%
iShares 7-10 Year Treasury Bond ETF 3.0%
iShares U.S. Treasury Bond ETF 3.0%
Nationwide International Index Fund, Class R6 2.7%
Other Holdings 8.7%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

Investor Destination Funds - April 30, 2023 (unaudited) - Shareholder Expense Examples - 9
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2022) and continued to hold your shares at the end of the reporting period (April 30, 2023).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2022 through April 30, 2023. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses
Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2022 through April 30, 2023. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 11/1/22
Ending Account
Value($) 4/30/23
Expenses Paid
During Period ($)
11/1/22 - 4/30/23
(a)
Expense Ratio
During Period (%)
11/1/22 - 4/30/23
(a)
Nationwide Investor Destinations Aggressive Fund
Class A Shares
Actual
(b)
1,000.00 1,093.50 2.70 0.52
Hypothetical
(b)(c)
1,000.00 1,022.22 2.61 0.52
Class C Shares
Actual
(b)
1,000.00 1,090.00 6.32 1.22
Hypothetical
(b)(c)
1,000.00 1,018.74 6.11 1.22
Class R Shares
Actual
(b)
1,000.00 1,092.50 4.25 0.82
Hypothetical
(b)(c)
1,000.00 1,020.73 4.11 0.82
Class R6 Shares
Actual
(b)
1,000.00 1,096.00 0.94 0.18
Hypothetical
(b)(c)
1,000.00 1,023.90 0.90 0.18
Institutional Service Class Shares
Actual
(b)
1,000.00 1,095.00 1.61 0.31
Hypothetical
(b)(c)
1,000.00 1,023.26 1.56 0.31
Service Class Shares
Actual
(b)
1,000.00 1,093.00 3.01 0.58
Hypothetical
(b)(c)
1,000.00 1,021.92 2.91 0.58

10 - Shareholder Expense Examples - April 30, 2023 (unaudited) - Investor Destination Funds
Beginning Account
Value($) 11/1/22
Ending Account
Value($) 4/30/23
Expenses Paid
During Period ($)
11/1/22 - 4/30/23
(a)
Expense Ratio
During Period (%)
11/1/22 - 4/30/23
(a)
Nationwide Investor Destinations Moderately Aggressive Fund
Class A Shares
Actual
(b)
1,000.00 1,089.10 2.69 0.52
Hypothetical
(b)(c)
1,000.00 1,022.22 2.61 0.52
Class C Shares
Actual
(b)
1,000.00 1,086.20 6.31 1.22
Hypothetical
(b)(c)
1,000.00 1,018.74 6.11 1.22
Class R Shares
Actual
(b)
1,000.00 1,087.60 4.24 0.82
Hypothetical
(b)(c)
1,000.00 1,020.73 4.11 0.82
Class R6 Shares
Actual
(b)
1,000.00 1,090.20 0.93 0.18
Hypothetical
(b)(c)
1,000.00 1,023.90 0.90 0.18
Institutional Service Class Shares
Actual
(b)
1,000.00 1,091.60 1.19 0.23
Hypothetical
(b)(c)
1,000.00 1,023.65 1.15 0.23
Service Class Shares
Actual
(b)
1,000.00 1,088.10 3.00 0.58
Hypothetical
(b)(c)
1,000.00 1,021.92 2.91 0.58
Nationwide Investor Destinations Moderate Fund
Class A Shares
Actual
(b)
1,000.00 1,077.90 2.73 0.53
Hypothetical
(b)(c)
1,000.00 1,022.17 2.66 0.53
Class C Shares
Actual
(b)
1,000.00 1,074.50 6.28 1.22
Hypothetical
(b)(c)
1,000.00 1,018.74 6.11 1.22
Class R Shares
Actual
(b)
1,000.00 1,077.30 4.33 0.84
Hypothetical
(b)(c)
1,000.00 1,020.63 4.21 0.84
Class R6 Shares
Actual
(b)
1,000.00 1,080.30 0.98 0.19
Hypothetical
(b)(c)
1,000.00 1,023.85 0.95 0.19
Institutional Service Class Shares
Actual
(b)
1,000.00 1,080.10 1.29 0.25
Hypothetical
(b)(c)
1,000.00 1,023.55 1.25 0.25
Service Class Shares
Actual
(b)
1,000.00 1,078.10 3.04 0.59
Hypothetical
(b)(c)
1,000.00 1,021.87 2.96 0.59

Investor Destination Funds - April 30, 2023 (unaudited) - Shareholder Expense Examples - 11
Beginning Account
Value($) 11/1/22
Ending Account
Value($) 4/30/23
Expenses Paid
During Period ($)
11/1/22 - 4/30/23
(a)
Expense Ratio
During Period (%)
11/1/22 - 4/30/23
(a)
Nationwide Investor Destinations Moderately Conservative Fund
Class A Shares
Actual
(b)
1,000.00 1,070.70 2.62 0.51
Hypothetical
(b)(c)
1,000.00 1,022.27 2.56 0.51
Class C Shares
Actual
(b)
1,000.00 1,066.50 6.51 1.27
Hypothetical
(b)(c)
1,000.00 1,018.50 6.36 1.27
Class R Shares
Actual
(b)
1,000.00 1,068.60 4.36 0.85
Hypothetical
(b)(c)
1,000.00 1,020.58 4.26 0.85
Class R6 Shares
Actual
(b)
1,000.00 1,072.30 1.08 0.21
Hypothetical
(b)(c)
1,000.00 1,023.75 1.05 0.21
Institutional Service Class Shares
Actual
(b)
1,000.00 1,071.20 1.44 0.28
Hypothetical
(b)(c)
1,000.00 1,023.41 1.40 0.28
Service Class Shares
Actual
(b)
1,000.00 1,069.50 3.08 0.60
Hypothetical
(b)(c)
1,000.00 1,021.82 3.01 0.60
Nationwide Investor Destinations Conservative Fund
Class A Shares
Actual
(b)
1,000.00 1,063.00 2.61 0.51
Hypothetical
(b)(c)
1,000.00 1,022.27 2.56 0.51
Class C Shares
Actual
(b)
1,000.00 1,059.20 6.43 1.26
Hypothetical
(b)(c)
1,000.00 1,018.55 6.31 1.26
Class R Shares
Actual
(b)
1,000.00 1,060.20 4.39 0.86
Hypothetical
(b)(c)
1,000.00 1,020.53 4.31 0.86
Class R6 Shares
Actual
(b)
1,000.00 1,064.30 1.07 0.21
Hypothetical
(b)(c)
1,000.00 1,023.75 1.05 0.21
Institutional Service Class Shares
Actual
(b)
1,000.00 1,063.90 1.59 0.31
Hypothetical
(b)(c)
1,000.00 1,023.26 1.56 0.31
Service Class Shares
Actual
(b)
1,000.00 1,062.30 3.12 0.61
Hypothetical
(b)(c)
1,000.00 1,021.77 3.06 0.61
(a) Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2022 through April 30, 2023 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c) Represents the hypothetical 5% return before expenses.

12 - Statement of Investments - April 30, 2023 (unaudited) - Nationwide Investor Destinations Aggressive Fund
Investment Companies 90 .2%
Shares Value ($)
Alternative Assets 0.5%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 514,390 4,012,241
Total Alternative Assets
(cost $4,593,039) 4,012,241
Equity Funds 85.2%
Nationwide GQG US Quality
Equity Fund, Class R6(a) 1,502,974 17,239,113
Nationwide International Index
Fund, Class R6(a) 16,233,102 137,656,704
Nationwide International Small
Cap Fund, Class R6(a) 3,735,224 35,185,807
Nationwide Mid Cap Market
Index Fund, Class R6(a) 6,528,692 100,019,561
Nationwide Multi-Cap Portfolio,
Class R6*(a) 28,730,339 337,006,874
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 11,128,579 109,060,072
Total Equity Funds
(cost $650,635,042) 736,168,131
Investment Companies
Shares Value ($)
Fixed Income Funds 4.5%
Nationwide Bond Portfolio, Class
R6(a) 3,564,355 30,974,247
Nationwide Loomis Core Bond
Fund, Class R6(a) 848,159 8,133,844
Total Fixed Income Funds
(cost $42,242,098) 39,108,091
Total Investment Companies
(cost $697,470,179) 779,288,463
Exchange Traded Funds 9 .9%
Equity Funds 9.9%
iShares Core MSCI Emerging
Markets ETF 1,420,082 68,987,584
iShares Core S&P Small-Cap
ETF 173,080 16,269,520
Total Exchange Traded Funds
(cost $93,690,755) 85,257,104
Total Investments
(cost $791,160,934) — 100.1% 864,545,567
Liabilities in excess of other assets — (0.1)% (525,942)
NET ASSETS — 100.0% $ 864,019,625
* Denotes a non-income producing security.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Investor Destinations Moderately Aggressive Fund - April 30, 2023 (unaudited) - Statement of Investments - 13
Investment Companies 90 .8%
Shares Value ($)
Alternative Assets 2.2%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 2,293,293 17,887,688
Nationwide Amundi Strategic
Income Fund, Class R6(a) 955,313 8,913,068
Total Alternative Assets
(cost $29,802,608) 26,800,756
Equity Funds 71.1%
Nationwide GQG US Quality
Equity Fund, Class R6(a) 1,658,608 19,024,233
Nationwide International Index
Fund, Class R6(a) 18,899,603 160,268,634
Nationwide International Small
Cap Fund, Class R6(a) 4,399,354 41,441,916
Nationwide Mid Cap Market
Index Fund, Class R6(a) 6,278,182 96,181,743
Nationwide Multi-Cap Portfolio,
Class R6*(a) 36,209,678 424,739,528
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 14,707,473 144,133,237
Total Equity Funds
(cost $775,673,089) 885,789,291
Fixed Income Funds 17.5%
Nationwide Bond Portfolio, Class
R6(a) 20,968,239 182,213,995
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,287,372 12,024,056
Nationwide Loomis Core Bond
Fund, Class R6(a) 2,526,830 24,232,303
Total Fixed Income Funds
(cost $237,555,802) 218,470,354
Total Investment Companies
(cost $1,043,031,499) 1,131,060,401
Exchange Traded Funds 9 .3%
Equity Funds 9.3%
iShares Core MSCI Emerging
Markets ETF(b) 1,878,001 91,233,289
Exchange Traded Funds
Shares Value ($)
iShares Core S&P Small-Cap
ETF 257,318 24,187,892
Total Exchange Traded Funds
(cost $126,202,080) 115,421,181
Repurchase Agreement 0 .1%
Principal
Amount ($)
CF Secured, LLC, 4.77%,
dated 4/28/2023, due
5/1/2023, repurchase price
$1,827,277, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
5/15/2023 - 2/15/2053; total
market value $1,863,822.
(c)(d) 1,826,550 1,826,550
Total Repurchase Agreement
(cost $1,826,550) 1,826,550
Total Investments
(cost $1,171,060,129) — 100.2% 1,248,308,132
Liabilities in excess of other assets — (0.2)% (2,467,308)
NET ASSETS — 100.0% $ 1,245,840,824
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of April
30, 2023. The total value of securities on loan as of April 30,
2023 was $15,773,926, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $1,826,550 and by $14,201,131 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 4.38%, and maturity dates ranging from
9/15/2023 – 2/15/2052, a total value of $16,027,681.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2023 was $1,826,550.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

14 - Statement of Investments - April 30, 2023 (unaudited) - Nationwide Investor Destinations Moderate Fund
Investment Companies 84 .1%
Shares Value ($)
Alternative Assets 2.2%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 1,758,513 13,716,401
Nationwide Amundi Strategic
Income Fund, Class R6(a) 732,540 6,834,601
Total Alternative Assets
(cost $23,120,038) 20,551,002
Equity Funds 53.8%
Nationwide GQG US Quality
Equity Fund, Class R6(a) 805,493 9,239,010
Nationwide International Index
Fund, Class R6(a) 10,633,305 90,170,423
Nationwide International Small
Cap Fund, Class R6(a) 1,622,667 15,285,524
Nationwide Mid Cap Market
Index Fund, Class R6(a) 2,848,088 43,632,706
Nationwide Multi-Cap Portfolio,
Class R6*(a) 21,657,849 254,046,574
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 8,666,035 84,927,142
Total Equity Funds
(cost $424,588,487) 497,301,379
Fixed Income Funds 28.1%
Nationwide Bond Portfolio, Class
R6(a) 19,363,443 168,268,319
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 987,166 9,220,128
Nationwide Loomis Core Bond
Fund, Class R6(a) 4,832,400 46,342,717
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 3,735,270 36,418,885
Total Fixed Income Funds
(cost $282,079,814) 260,250,049
Total Investment Companies
(cost $729,788,339) 778,102,430
Exchange Traded Funds 10 .5%
Equity Funds 6.6%
iShares Core MSCI Emerging
Markets ETF(b) 794,096 38,577,184
Exchange Traded Funds
Shares Value ($)
iShares Core S&P Small-Cap
ETF 238,816 22,448,704
Total Equity Funds
(cost $67,901,654) 61,025,888
Fixed Income Funds 3.9%
iShares 20+ Year Treasury Bond
ETF 131,200 13,967,552
iShares 7-10 Year Treasury
Bond ETF 92,847 9,259,631
iShares U.S. Treasury Bond ETF 553,166 12,966,211
Total Fixed Income Funds
(cost $42,039,025) 36,193,394
Total Exchange Traded Funds
(cost $109,940,679) 97,219,282
Short-Term Investment 5 .4%
Money Market Fund 5 .4%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.77% (c) 50,344,478 50,344,478
Total Short-Term Investment
(cost $50,344,478)
50,344,478
Total Investments
(cost $890,073,496) — 100.0% 925,666,190
Liabilities in excess of other assets — 0.0%
†
(193,984)
NET ASSETS — 100.0% $ 925,472,206
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
April 30, 2023. The total value of securities on loan as of
April 30, 2023 was $12,148,886, which was collateralized
by $12,339,885 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.13% – 4.38%, and
maturity dates ranging from 9/15/2023 – 2/15/2052.
(c) Represents 7-day effective yield as of April 30, 2023.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Investor Destinations Moderately Conservative Fund - April 30, 2023 (unaudited) - Statement of Investments - 15
Investment Companies 80 .4%
Shares Value ($)
Alternative Assets 2.3%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 626,352 4,885,545
Nationwide Amundi Strategic
Income Fund, Class R6(a) 260,918 2,434,367
Total Alternative Assets
(cost $8,203,660) 7,319,912
Equity Funds 35.8%
Nationwide International Index
Fund, Class R6(a) 2,399,185 20,345,091
Nationwide International Small
Cap Fund, Class R6(a) 246,893 2,325,734
Nationwide Mid Cap Market
Index Fund, Class R6(a) 844,346 12,935,378
Nationwide Multi-Cap Portfolio,
Class R6*(a) 5,096,938 59,787,081
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 2,047,943 20,069,845
Total Equity Funds
(cost $94,812,061) 115,463,129
Fixed Income Funds 42.3%
Nationwide Bond Portfolio, Class
R6(a) 10,316,181 89,647,613
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,042,295 9,735,038
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,356,851 13,012,203
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 2,493,198 24,308,680
Total Fixed Income Funds
(cost $148,303,894) 136,703,534
Total Investment Companies
(cost $251,319,615) 259,486,575
Exchange Traded Funds 10 .4%
Equity Funds 4.1%
iShares Core MSCI Emerging
Markets ETF(b) 196,179 9,530,376
Exchange Traded Funds
Shares Value ($)
iShares Core S&P Small-Cap
ETF 40,657 3,821,758
Total Equity Funds
(cost $14,274,226) 13,352,134
Fixed Income Funds 6.3%
iShares 20+ Year Treasury Bond
ETF 61,598 6,557,723
iShares 7-10 Year Treasury
Bond ETF 65,727 6,554,954
iShares U.S. Treasury Bond ETF 308,900 7,240,616
Total Fixed Income Funds
(cost $23,551,611) 20,353,293
Total Exchange Traded Funds
(cost $37,825,837) 33,705,427
Short-Term Investment 9 .2%
Money Market Fund 9 .2%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.77% (c) 29,803,119 29,803,119
Total Short-Term Investment
(cost $29,803,119)
29,803,119
Total Investments
(cost $318,948,571) — 100.0% 322,995,121
Liabilities in excess of other assets — 0.0%
†
(120,495)
NET ASSETS — 100.0% $ 322,874,626
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
April 30, 2023. The total value of securities on loan as of
April 30, 2023 was $7,085,296, which was collateralized
by $7,196,687 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.13% – 4.38%, and
maturity dates ranging from 9/15/2023 – 2/15/2052.
(c) Represents 7-day effective yield as of April 30, 2023.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

16 - Statement of Investments - April 30, 2023 (unaudited) - Nationwide Investor Destinations Conservative Fund
Investment Companies 75 .2%
Shares Value ($)
Alternative Assets 2.5%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 515,305 4,019,379
Nationwide Amundi Strategic
Income Fund, Class R6(a) 641,190 5,982,300
Total Alternative Assets
(cost $10,687,769) 10,001,679
Equity Funds 18.2%
Nationwide International Index
Fund, Class R6(a) 1,250,638 10,605,410
Nationwide International Small
Cap Fund, Class R6(a) 119,857 1,129,058
Nationwide Mid Cap Market
Index Fund, Class R6(a) 466,585 7,148,080
Nationwide Multi-Cap Portfolio,
Class R6*(a) 3,369,437 39,523,494
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,340,853 13,140,360
Total Equity Funds
(cost $55,234,618) 71,546,402
Fixed Income Funds 54.5%
Nationwide Bond Portfolio, Class
R6(a) 15,618,931 135,728,508
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,112,275 19,728,644
Nationwide Loomis Core Bond
Fund, Class R6(a) 833,341 7,991,738
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 5,262,553 51,309,896
Total Fixed Income Funds
(cost $231,555,756) 214,758,786
Total Investment Companies
(cost $297,478,143) 296,306,867
Exchange Traded Funds 11 .9%
Equity Funds 1.9%
iShares Core MSCI Emerging
Markets ETF 131,156 6,371,558
Exchange Traded Funds
Shares Value ($)
iShares Core S&P Small-Cap
ETF 10,264 964,816
Total Equity Funds
(cost $7,538,590) 7,336,374
Fixed Income Funds 10.0%
iShares 20+ Year Treasury Bond
ETF 148,517 15,811,120
iShares 7-10 Year Treasury
Bond ETF 119,819 11,949,549
iShares U.S. Treasury Bond ETF 498,760 11,690,934
Total Fixed Income Funds
(cost $46,196,777) 39,451,603
Total Exchange Traded Funds
(cost $53,735,367) 46,787,977
Short-Term Investment 12 .9%
Money Market Fund 12 .9%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.77% (b) 50,909,074 50,909,074
Total Short-Term Investment
(cost $50,909,074)
50,909,074
Total Investments
(cost $402,122,584) — 100.0% 394,003,918
Liabilities in excess of other assets — 0.0%
†
(50,526)
NET ASSETS — 100.0% $ 393,953,392
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of April 30, 2023.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

18 - Statements of Assets and Liabilities - April 30, 2023 (unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor
Destinations
Aggressive Fund
Assets:
Investment securities of affiliated issuers, at value $ 779,288,463
Investment securities of unaffiliated issuers, at value
*
85,257,104
Repurchase agreements, at value —
Cash —
Interest and dividends receivable —
Security lending income receivable —
Receivable for investments sold —
Receivable for capital shares issued 466,229
Prepaid expenses 57,482
Total Assets 865,069,278
Liabilities:
Payable for investments purchased 275,222
Payable for capital shares redeemed 267,086
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 92,167
Fund administration fees 22,057
Distribution fees 139,479
Administrative servicing fees 163,914
Accounting and transfer agent fees 5,766
Trustee fees 1,208
Custodian fees 30,541
Compliance program costs (Note 3) 138
Professional fees 12,805
Printing fees 30,315
Other 8,955
Total Liabilities 1,049,653
Net Assets $ 864,019,625
* Includes value of securities on loan (Note 2) —
Cost of investment securities of affiliated issuers 697,470,179
Cost of investment securities of unaffiliated issuers 93,690,755
Cost of repurchase agreements —
Represented by:
Capital $ 808,958,867
Total distributable earnings (loss) 55,060,758
Net Assets $ 864,019,625

Investor Destinations Funds - April 30, 2023 (unaudited) - Statements of Assets and Liabilities - 19
Nationwide Investor
Destinations
Moderately
Aggressive Fund
Nationwide Investor
Destinations
Moderate Fund
Nationwide Investor
Destinations
Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
$ 1,131,060,401 $ 778,102,430 $ 259,486,575 $ 296,306,867
115,421,181 147,563,760 63,508,546 97,697,051
1,826,550 — — —
2 — — —
— 196,044 116,520 201,759
— 888 543 185
642,084 — 505,145 205,245
311,924 283,136 51,004 188,709
57,222 58,205 53,641 50,940
1,249,319,364 926,204,463 323,721,974 394,650,756
— — — —
951,375 150,306 602,444 320,418
1,826,550 — — —
133,045 98,717 34,470 42,273
28,524 23,033 12,860 14,063
192,072 150,458 56,896 85,823
217,089 194,566 74,020 140,179
8,961 8,174 4,580 7,110
1,748 1,380 470 644
45,550 36,878 11,217 16,203
196 158 54 76
14,565 13,512 10,744 11,477
43,962 39,743 32,860 54,108
14,903 15,332 6,733 4,990
3,478,540 732,257 847,348 697,364
$ 1,245,840,824 $ 925,472,206 $ 322,874,626 $ 393,953,392
15,773,926 12,148,886 7,085,296 —
1,043,031,499 729,788,339 251,319,615 297,478,143
126,202,080 160,285,157 67,628,956 104,644,441
1,826,550 — — —
$ 1,189,007,739 $ 902,182,643 $ 323,429,623 $ 411,935,817
56,833,085 23,289,563 (554,997) (17,982,425)
$ 1,245,840,824 $ 925,472,206 $ 322,874,626 $ 393,953,392

20 - Statements of Assets and Liabilities - April 30, 2023 (unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor
Destinations
Aggressive Fund
Net Assets:
Class A Shares $ 81,350,513
Class C Shares 8,160,357
Class R Shares 39,805,288
Class R6 Shares 245,869,087
Institutional Service Class Shares 3,604,962
Service Class Shares 485,229,418
Total $ 864,019,625
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 9,218,908
Class C Shares 989,953
Class R Shares 4,692,729
Class R6 Shares 27,229,327
Institutional Service Class Shares 407,189
Service Class Shares 54,824,087
Total 97,362,193
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 8 .82 (a)
Class C Shares $ 8 .24 (b)
Class R Shares $ 8 .48
Class R6 Shares $ 9 .03
Institutional Service Class Shares $ 8 .85
Service Class Shares $ 8 .85
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 9 .36
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

Investor Destinations Funds - April 30, 2023 (unaudited) - Statements of Assets and Liabilities - 21
Nationwide Investor
Destinations
Moderately
Aggressive Fund
Nationwide Investor
Destinations
Moderate Fund
Nationwide Investor
Destinations
Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
$ 149,998,764 $ 133,263,491 $ 63,344,930 $ 78,418,777
12,404,801 20,973,040 16,518,655 52,652,577
77,018,360 55,381,982 18,590,886 17,043,538
404,911,098 303,022,755 110,180,457 80,523,934
20,154,855 7,387,873 4,024,868 73,823,206
581,352,946 405,443,065 110,214,830 91,491,360
$ 1,245,840,824 $ 925,472,206 $ 322,874,626 $ 393,953,392
16,664,250 14,925,695 6,726,353 8,145,781
1,464,481 2,438,357 1,770,638 5,501,344
8,975,365 6,465,461 1,967,568 1,774,782
45,018,526 34,199,730 11,526,063 8,314,613
2,247,593 834,946 423,499 7,643,079
64,865,003 45,713,701 11,598,806 9,467,405
139,235,218 104,577,890 34,012,927 40,847,004
$ 9 .00 (a) $ 8 .93 (a) $ 9 .42 (a) $ 9 .63 (a)
$ 8 .47 (b) $ 8 .60 (b) $ 9 .33 (b) $ 9 .57 (b)
$ 8 .58 $ 8 .57 $ 9 .45 $ 9 .60
$ 8 .99 $ 8 .86 $ 9 .56 $ 9 .68
$ 8 .97 $ 8 .85 $ 9 .50 $ 9 .66
$ 8 .96 $ 8 .87 $ 9 .50 $ 9 .66
$ 9 .55 $ 9 .47 $ 9 .99 $ 10 .22
5 .75% 5 .75% 5 .75% 5 .75%

22 - Statements of Operations - For the Six Months Ended April 30, 2023 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor
Destinations
Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 5,998,160
Dividend income from unaffiliated issuers 1,071,310
Income from securities lending (Note 2) 278
Interest income (unaffiliated) 270
Total Income 7,070,018
EXPENSES:
Investment advisory fees 552,581
Fund administration fees 113,532
Distribution fees Class A 100,022
Distribution fees Class C 41,413
Distribution fees Class R 99,192
Distribution fees Service Class 597,834
Administrative servicing fees Class A 36,008
Administrative servicing fees Class C 1,657
Administrative servicing fees Class R 27,774
Administrative servicing fees Institutional Service Class 2,366
Administrative servicing fees Service Class 358,702
Registration and filing fees 38,122
Professional fees 14,806
Printing fees 10,009
Trustee fees 15,565
Custodian fees 13,848
Accounting and transfer agent fees 16,646
Compliance program costs (Note 3) 1,922
Other 8,411
Total Expenses 2,050,410
NET INVESTMENT INCOME 5,019,608
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated issuers 7,457,189
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers (68,651)
Transactions in investment securities of unaffiliated issuers (317,325)
Net realized gains (losses) 7,071,213
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 55,474,816
Investment securities of unaffiliated issuers 8,620,312
Net change in unrealized appreciation/depreciation 64,095,128
Net realized/unrealized gains (losses) 71,166,341
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 76,185,949

Investor Destinations Funds - For the Six Months Ended April 30, 2023 (Unaudited) - Statements of Operations - 23
Nationwide Investor
Destinations
Moderately
Aggressive Fund
Nationwide Investor
Destinations
Moderate Fund
Nationwide Investor
Destinations
Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
$ 11,588,703 $ 9,247,033 $ 3,581,362 $ 4,873,143
1,489,910 2,227,189 1,050,209 1,755,818
194 3,514 2,096 2,560
297 — — —
13,079,104 11,477,736 4,633,667 6,631,521
805,590 598,094 208,836 263,692
156,052 121,259 55,821 65,118
187,265 165,755 77,988 96,227
65,418 107,541 87,168 290,669
198,290 138,841 45,802 43,484
720,471 503,163 137,618 114,152
67,417 59,673 15,744 19,246
2,514 4,302 5,230 14,534
55,521 41,653 12,825 13,045
5,253 2,194 1,422 40,866
432,285 301,899 77,066 68,492
38,000 38,366 36,910 38,331
19,910 16,346 8,652 9,969
14,065 12,172 5,973 15,448
22,781 16,966 5,935 7,626
20,149 15,810 5,302 8,098
26,119 22,675 11,946 17,536
2,821 2,106 740 949
10,834 8,217 3,701 5,506
2,850,755 2,177,032 804,679 1,132,988
10,228,349 9,300,704 3,828,988 5,498,533
7,811,492 3,819,080 1,157,994 918,785
915,651 1,858,034 483,340 (2,718,656)
(1,170,963) (677,493) (234,039) (1,338,186)
7,556,180 4,999,621 1,407,295 (3,138,057)
76,128,091 47,816,877 14,153,481 17,460,967
12,558,962 7,537,404 2,771,939 5,291,781
88,687,053 55,354,281 16,925,420 22,752,748
96,243,233 60,353,902 18,332,715 19,614,691
$ 106,471,582 $ 69,654,606 $ 22,161,703 $ 25,113,224

The accompanying notes are an integral part of these financial statements.
24 - Statements of Changes in Net Assets - April 30, 2023 (unaudited) - Investor Destinations Funds
Nationwide Investor Destinations Aggressive
Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
OPERATIONS:
Net investment income $ 5,019,608 $ 36,549,112
Net realized gains 7,071,213 30,512,275
Net change in unrealized appreciation/depreciation 64,095,128 (274,140,226)
Net increase from payment by affiliate (Note 3) — 352,223
Change in net assets resulting from operations 76,185,949 (206,726,616)
Distributions to Shareholders From:
Distributable earnings:
Class A (2,582,052) (6,436,585)
Class C (277,756) (763,715)
Class R (1,296,973) (3,350,067)
Class R6 (7,754,776) (20,599,447)
Institutional Service Class (120,315) (346,915)
Service Class (15,288,254) (39,515,159)
Change in net assets from shareholder distributions (27,320,126) (71,011,888)
Change in net assets from capital transactions 552,678 (14,893,785)
Change in net assets 49,418,501 (292,632,289)
Net Assets:
Beginning of period 814,601,124 1,107,233,413
End of period $ 864,019,625 $ 814,601,124

Investor Destinations Funds - April 30, 2023 (unaudited) - Statements of Changes in Net Assets - 25
Nationwide Investor Destinations Moderately
Aggressive Fund
Nationwide Investor Destinations Moderate
Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
$ 10,228,349 $ 52,914,087 $ 9,300,704 $ 36,425,337
7,556,180 38,399,526 4,999,621 22,811,348
88,687,053 (386,536,695) 55,354,281 (259,750,398)
— 416,029 — 237,709
106,471,582 (294,807,053) 69,654,606 (200,276,004)
(5,151,312) (10,876,934) (4,077,592) (9,039,822)
(462,979) (1,177,796) (649,785) (1,664,743)
(2,857,100) (6,004,967) (1,686,161) (3,930,795)
(14,044,259) (30,511,020) (9,801,223) (22,192,721)
(752,476) (1,325,430) (236,217) (516,538)
(19,719,372) (42,240,325) (12,389,902) (27,864,353)
(42,987,498) (92,136,472) (28,840,880) (65,208,972)
(21,899,584) (29,281,802) (18,561,033) (65,443,854)
41,584,500 (416,225,327) 22,252,693 (330,928,830)
1,204,256,324 1,620,481,651 903,219,513 1,234,148,343
$ 1,245,840,824 $ 1,204,256,324 $ 925,472,206 $ 903,219,513

The accompanying notes are an integral part of these financial statements.
26 - Statements of Changes in Net Assets - April 30, 2023 (unaudited) - Investor Destinations Funds
Nationwide Investor Destinations Aggressive
Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 2,676,389 $ 10,057,163
Proceeds from shares issued from class conversion (Note 1) 100,419 277,059
Dividends reinvested 2,201,542 5,445,550
Cost of shares redeemed (4,559,274) (12,728,619)
Total Class A Shares 419,076 3,051,153
Class C Shares
Proceeds from shares issued 322,823 1,043,706
Dividends reinvested 249,994 687,785
Cost of shares redeemed in class conversion (Note 1) (100,419) (277,059)
Cost of shares redeemed (1,256,805) (3,270,591)
Total Class C Shares (784,407) (1,816,159)
Class R Shares
Proceeds from shares issued 2,555,910 4,099,187
Dividends reinvested 1,285,584 3,329,397
Cost of shares redeemed (4,256,855) (8,898,033)
Total Class R Shares (415,361) (1,469,449)
Class R6 Shares
Proceeds from shares issued 10,831,577 21,176,579
Dividends reinvested 7,596,235 20,136,815
Cost of shares redeemed (15,644,648) (46,740,095)
Total Class R6 Shares 2,783,164 (5,426,701)
Institutional Service Class Shares
Proceeds from shares issued 240,647 695,065
Dividends reinvested 82,463 220,874
Cost of shares redeemed (518,299) (1,750,070)
Total Institutional Service Class Shares (195,189) (834,131)
Service Class Shares
Proceeds from shares issued 13,371,562 39,361,907
Dividends reinvested 15,288,254 39,515,159
Cost of shares redeemed (29,914,421) (87,275,564)
Total Service Class Shares (1,254,605) (8,398,498)
Change in net assets from capital transactions $ 552,678 $ (14,893,785)

Investor Destinations Funds - April 30, 2023 (unaudited) - Statements of Changes in Net Assets - 27
Nationwide Investor Destinations Moderately
Aggressive Fund
Nationwide Investor Destinations Moderate
Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
$ 5,156,332 $ 12,842,485 $ 5,128,542 $ 13,972,809
197,848 503,567 242,700 690,483
4,452,002 9,177,534 3,494,553 7,546,332
(14,114,654) (20,469,577) (12,324,335) (24,642,910)
(4,308,472) 2,054,009 (3,458,540) (2,433,286)
425,700 1,126,064 985,658 2,005,720
452,540 1,126,112 618,223 1,582,728
(197,848) (503,567) (242,700) (690,483)
(2,706,594) (6,170,825) (3,315,359) (9,431,126)
(2,026,202) (4,422,216) (1,954,178) (6,533,161)
3,321,881 7,066,784 4,048,550 5,541,200
2,846,959 5,990,142 1,685,972 3,930,148
(11,712,658) (15,904,685) (7,286,454) (14,073,660)
(5,543,818) (2,847,759) (1,551,932) (4,602,312)
15,537,454 28,081,398 9,723,250 22,313,033
13,934,264 30,240,199 9,705,320 21,963,501
(29,999,257) (66,319,730) (23,296,981) (71,685,128)
(527,539) (7,998,133) (3,868,411) (27,408,594)
757,633 5,222,284 659,160 5,902,355
530,305 862,069 136,326 299,829
(3,061,249) (2,903,102) (841,405) (6,344,809)
(1,773,311) 3,181,251 (45,919) (142,625)
13,475,693 42,102,550 9,864,309 31,188,143
19,719,372 42,240,325 12,389,902 27,864,353
(40,915,307) (103,591,829) (29,936,264) (83,376,372)
(7,720,242) (19,248,954) (7,682,053) (24,323,876)
$ (21,899,584) $ (29,281,802) $ (18,561,033) $ (65,443,854)

The accompanying notes are an integral part of these financial statements.
28 - Statements of Changes in Net Assets - April 30, 2023 (unaudited) - Investor Destinations Funds
Nationwide Investor Destinations Aggressive
Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
SHARE TRANSACTIONS:
Class A Shares
Issued 310,859 1,079,956
Issued in class conversion (Note 1) 11,360 27,408
Reinvested 265,887 526,108
Redeemed (529,018) (1,333,034)
Total Class A Shares 59,088 300,438
Class C Shares
Issued 39,980 118,980
Reinvested 32,257 70,182
Redeemed in class conversion (Note 1) (12,142) (29,129)
Redeemed (155,028) (342,847)
Total Class C Shares (94,933) (182,814)
Class R Shares
Issued 307,930 457,151
Reinvested 161,303 331,925
Redeemed (506,406) (972,470)
Total Class R Shares (37,173) (183,394)
Class R6 Shares
Issued 1,218,785 2,253,302
Reinvested 897,900 1,916,543
Redeemed (1,775,279) (4,880,699)
Total Class R6 Shares 341,406 (710,854)
Institutional Service Class Shares
Issued 27,592 71,667
Reinvested 9,935 21,371
Redeemed (59,327) (182,285)
Total Institutional Service Class Shares (21,800) (89,247)
Service Class Shares
Issued 1,540,244 4,227,249
Reinvested 1,839,742 3,802,348
Redeemed (3,415,587) (9,285,968)
Total Service Class Shares (35,601) (1,256,371)
Total change in shares 210,987 (2,122,242)

Investor Destinations Funds - April 30, 2023 (unaudited) - Statements of Changes in Net Assets - 29
Nationwide Investor Destinations Moderately
Aggressive Fund
Nationwide Investor Destinations Moderate
Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
587,383 1,309,967 588,301 1,447,335
22,504 50,581 27,619 70,675
524,382 869,709 411,494 733,515
(1,611,086) (2,113,307) (1,410,475) (2,598,459)
(476,817) 116,950 (383,061) (346,934)
50,923 123,505 116,813 214,380
56,497 111,828 75,393 157,513
(23,882) (53,428) (28,629) (73,118)
(325,890) (653,372) (393,061) (1,009,050)
(242,352) (471,467) (229,484) (710,275)
392,221 784,234 482,883 597,067
351,476 590,227 206,868 395,215
(1,386,205) (1,716,097) (855,507) (1,521,117)
(642,508) (341,636) (165,756) (528,835)
1,760,710 2,942,882 1,116,305 2,401,936
1,645,132 2,889,177 1,150,503 2,161,961
(3,406,450) (6,832,919) (2,674,748) (7,573,092)
(608) (1,000,860) (407,940) (3,009,195)
87,098 623,221 75,637 684,616
62,758 82,459 16,181 29,691
(345,420) (302,074) (96,355) (742,531)
(195,564) 403,606 (4,537) (28,224)
1,530,067 4,504,029 1,129,170 3,320,850
2,333,653 4,012,775 1,467,723 2,721,529
(4,625,472) (10,958,290) (3,413,843) (9,001,730)
(761,752) (2,441,486) (816,950) (2,959,351)
(2,319,601) (3,734,893) (2,007,728) (7,582,814)

The accompanying notes are an integral part of these financial statements.
30 - Statements of Changes in Net Assets - April 30, 2023 (unaudited) - Investor Destinations Funds
Nationwide Investor Destinations Moderately
Conservative Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
OPERATIONS:
Net investment income $ 3,828,988 $ 10,699,870
Net realized gains (losses) 1,407,295 5,832,210
Net change in unrealized appreciation/depreciation 16,925,420 (79,518,855)
Net increase from payment by affiliate (Note 3) — 82,930
Change in net assets resulting from operations 22,161,703 (62,903,845)
Distributions to Shareholders From:
Distributable earnings:
Class A (1,441,477) (2,385,085)
Class C (361,695) (801,178)
Class R (393,828) (689,937)
Class R6 (2,681,142) (5,014,778)
Institutional Service Class (100,453) (207,857)
Service Class (2,510,357) (4,342,200)
Change in net assets from shareholder distributions (7,488,952) (13,441,035)
Change in net assets from capital transactions (9,943,437) (36,424,352)
Change in net assets 4,729,314 (112,769,232)
Net Assets:
Beginning of period 318,145,312 430,914,544
End of period $ 322,874,626 $ 318,145,312

Investor Destinations Funds - April 30, 2023 (unaudited) - Statements of Changes in Net Assets - 31
Nationwide Investor Destinations
Conservative Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
$ 5,498,533 $ 12,098,296
(3,138,057) 2,871,813
22,752,748 (93,345,018)
— 95,348
25,113,224 (78,279,561)
(1,112,476) (2,791,690)
(629,606) (2,347,938)
(221,020) (650,906)
(1,263,595) (3,317,165)
(1,284,573) (5,265,411)
(1,254,663) (3,316,758)
(5,765,933) (17,689,868)
(46,442,310) (90,062,486)
(27,095,019) (186,031,915)
421,048,411 607,080,326
$ 393,953,392 $ 421,048,411

The accompanying notes are an integral part of these financial statements.
32 - Statements of Changes in Net Assets - April 30, 2023 (unaudited) - Investor Destinations Funds
Nationwide Investor Destinations Moderately
Conservative Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 3,415,994 $ 8,675,064
Proceeds from shares issued from class conversion (Note 1) 231,462 755,129
Dividends reinvested 1,250,470 2,045,728
Cost of shares redeemed (6,078,382) (9,179,701)
Total Class A Shares (1,180,456) 2,296,220
Class C Shares
Proceeds from shares issued 235,191 1,501,268
Dividends reinvested 348,701 775,596
Cost of shares redeemed in class conversion (Note 1) (231,462) (755,129)
Cost of shares redeemed (3,727,558) (9,677,586)
Total Class C Shares (3,375,128) (8,155,851)
Class R Shares
Proceeds from shares issued 1,568,875 2,881,120
Dividends reinvested 393,807 689,904
Cost of shares redeemed (2,094,268) (6,122,804)
Total Class R Shares (131,586) (2,551,780)
Class R6 Shares
Proceeds from shares issued 3,450,289 9,617,065
Dividends reinvested 2,651,553 4,959,997
Cost of shares redeemed (8,179,518) (32,761,391)
Total Class R6 Shares (2,077,676) (18,184,329)
Institutional Service Class Shares
Proceeds from shares issued 126,648 5,311,924
Dividends reinvested 63,016 133,495
Cost of shares redeemed (397,597) (5,893,253)
Total Institutional Service Class Shares (207,933) (447,834)
Service Class Shares
Proceeds from shares issued 3,929,480 11,986,147
Dividends reinvested 2,510,357 4,342,200
Cost of shares redeemed (9,410,495) (25,709,125)
Total Service Class Shares (2,970,658) (9,380,778)
Change in net assets from capital transactions $ (9,943,437) $ (36,424,352)

Investor Destinations Funds - April 30, 2023 (unaudited) - Statements of Changes in Net Assets - 33
Nationwide Investor Destinations
Conservative Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
$ 8,210,752 $ 15,336,590
478,432 1,183,798
999,790 2,509,001
(11,128,522) (17,084,423)
(1,439,548) 1,944,966
577,592 3,802,143
604,022 2,264,272
(478,432) (1,183,798)
(15,588,785) (29,835,828)
(14,885,603) (24,953,211)
1,349,693 2,447,296
220,561 646,087
(2,427,641) (7,733,326)
(857,387) (4,639,943)
5,788,700 13,389,838
1,247,393 3,257,384
(8,340,962) (26,151,224)
(1,304,869) (9,504,002)
2,828,426 24,718,203
1,088,396 4,442,389
(28,174,381) (79,013,365)
(24,257,559) (49,852,773)
4,817,231 21,024,194
1,246,597 3,284,194
(9,761,172) (27,365,911)
(3,697,344) (3,057,523)
$ (46,442,310) $ (90,062,486)

The accompanying notes are an integral part of these financial statements.
34 - Statements of Changes in Net Assets - April 30, 2023 (unaudited) - Investor Destinations Funds
Nationwide Investor Destinations Moderately
Conservative Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
SHARE TRANSACTIONS:
Class A Shares
Issued 367,900 857,689
Issued in class conversion (Note 1) 25,257 74,474
Reinvested 138,201 194,384
Redeemed (654,248) (927,295)
Total Class A Shares (122,890) 199,252
Class C Shares
Issued 25,901 152,762
Reinvested 38,874 72,864
Redeemed in class conversion (Note 1) (25,472) (75,152)
Redeemed (405,698) (986,912)
Total Class C Shares (366,395) (836,438)
Class R Shares
Issued 168,489 286,511
Reinvested 43,404 64,771
Redeemed (222,863) (607,128)
Total Class R Shares (10,970) (255,846)
Class R6 Shares
Issued 367,403 959,965
Reinvested 288,796 466,233
Redeemed (864,895) (3,254,225)
Total Class R6 Shares (208,696) (1,828,027)
Institutional Service Class Shares
Issued 13,682 552,235
Reinvested 6,902 12,751
Redeemed (42,515) (631,965)
Total Institutional Service Class Shares (21,931) (66,979)
Service Class Shares
Issued 419,796 1,193,815
Reinvested 275,067 407,664
Redeemed (1,003,394) (2,600,341)
Total Service Class Shares (308,531) (998,862)
Total change in shares (1,039,413) (3,786,900)

Investor Destinations Funds - April 30, 2023 (unaudited) - Statements of Changes in Net Assets - 35
Nationwide Investor Destinations
Conservative Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
865,848 1,504,152
50,090 117,267
106,966 238,425
(1,176,950) (1,713,364)
(154,046) 146,480
61,127 360,544
65,072 212,648
(50,409) (118,004)
(1,657,157) (2,997,101)
(1,581,367) (2,541,913)
142,819 245,471
23,661 61,053
(255,715) (766,262)
(89,235) (459,738)
607,768 1,322,145
132,690 308,717
(873,053) (2,573,508)
(132,595) (942,646)
298,692 2,327,360
116,062 419,628
(2,970,756) (7,851,241)
(2,556,002) (5,104,253)
505,224 2,051,181
132,945 310,258
(1,023,222) (2,718,407)
(385,053) (356,968)
(4,898,298) (9,259,038)

36 - Financial Highlights - April 30, 2023 (unaudited) - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2023 (Unaudited) $ 8.34 $ 0.05 $ 0.71 $ 0.76 $ (0.06) $ (0.22) $ — $ (0.28) $ 8.82 9.35% $ 81,351 0.52% 1.14% 0.52% 2.75%
10/31/2022 11.10 0.36 (2.39) (2.03) (0.43) (0.30) — (0.73) 8.34 (19.58)% 76,405 0.53% 3.83% 0.53% 34.31%
10/31/2021 8.32 0.24 2.80 3.04 (0.26) — — (0.26) 11.10 37.03% 98,337 0.53% 2.36% 0.53% 14.17%
10/31/2020 9.46 0.49 (0.29) 0.20 (0.55) (0.72) (0.07) (1.34) 8.32 1.70% 74,817 0.53% 5.82% 0.53% 16.63%
10/31/2019 9.69 0.16 0.75 0.91 (0.21) (0.93) — (1.14) 9.46 11.65% 75,166 0.53% 1.74% 0.53% 57.66%(g)
10/31/2018 11.30 0.17 (0.27) (0.10) (0.26) (1.25) — (1.51) 9.69 (1.43)% 65,700 0.54% 1.59% 0.54% 24.35%
Class C Shares
4/30/2023 (Unaudited) 7.82 0.02 0.66 0.68 (0.04) (0.22) — (0.26) 8.24 9.00% 8,160 1.22% 0.48% 1.22% 2.75%
10/31/2022 10.48 0.28 (2.26) (1.98) (0.38) (0.30) — (0.68) 7.82 (20.19)% 8,487 1.24% 3.22% 1.24% 34.31%
10/31/2021 7.91 0.17 2.64 2.81 (0.24) — — (0.24) 10.48 36.03% 13,283 1.24% 1.80% 1.24% 14.17%
10/31/2020 9.04 0.40 (0.26) 0.14 (0.50) (0.72) (0.05) (1.27) 7.91 1.01% 13,364 1.28% 4.93% 1.28% 16.63%
10/31/2019 9.33 0.10 0.70 0.80 (0.16) (0.93) — (1.09) 9.04 10.71% 21,288 1.28% 1.12% 1.28% 57.66%(g)
10/31/2018 10.94 0.09 (0.25) (0.16) (0.20) (1.25) — (1.45) 9.33 (2.10)% 34,450 1.28% 0.89% 1.28% 24.35%
Class R Shares
4/30/2023 (Unaudited) 8.03 0.03 0.69 0.72 (0.05) (0.22) — (0.27) 8.48 9.25% 39,805 0.82% 0.83% 0.82% 2.75%
10/31/2022 10.72 0.32 (2.31) (1.99) (0.40) (0.30) — (0.70) 8.03 (19.89)% 38,002 0.84% 3.57% 0.84% 34.31%
10/31/2021 8.06 0.20 2.71 2.91 (0.25) — — (0.25) 10.72 36.61% 52,658 0.85% 2.04% 0.85% 14.17%
10/31/2020 9.20 0.45 (0.27) 0.18 (0.54) (0.72) (0.06) (1.32) 8.06 1.42% 44,326 0.85% 5.48% 0.85% 16.63%
10/31/2019 9.46 0.13 0.73 0.86 (0.19) (0.93) — (1.12) 9.20 11.27% 53,276 0.85% 1.50% 0.85% 57.66%(g)
10/31/2018 11.07 0.14 (0.27) (0.13) (0.23) (1.25) — (1.48) 9.46 (1.75)% 61,474 0.84% 1.33% 0.84% 24.35%
Class R6 Shares
4/30/2023 (Unaudited) 8.52 0.06 0.73 0.79 (0.06) (0.22) — (0.28) 9.03 9.60% 245,869 0.18% 1.48% 0.18% 2.75%
10/31/2022 11.33 0.40 (2.45) (2.05) (0.46) (0.30) — (0.76) 8.52 (19.34)% 229,143 0.19% 4.19% 0.19% 34.31%
10/31/2021 8.48 0.28 2.85 3.13 (0.28) — — (0.28) 11.33 37.51% 312,586 0.19% 2.71% 0.19% 14.17%
10/31/2020 9.61 0.50 (0.26) 0.24 (0.58) (0.72) (0.07) (1.37) 8.48 2.12% 234,120 0.19% 5.86% 0.19% 16.63%
10/31/2019 9.83 0.19 0.77 0.96 (0.25) (0.93) — (1.18) 9.61 11.98% 213,224 0.19% 2.06% 0.19% 57.66%(g)
10/31/2018 11.44 0.20 (0.26) (0.06) (0.30) (1.25) — (1.55) 9.83 (1.06)% 193,020 0.19% 1.90% 0.19% 24.35%
Institutional Service Class Shares
4/30/2023 (Unaudited) 8.36 0.06 0.71 0.77 (0.06) (0.22) — (0.28) 8.85 9.50% 3,605 0.31% 1.37% 0.31% 2.75%
10/31/2022 11.13 0.38 (2.40) (2.02) (0.45) (0.30) — (0.75) 8.36 (19.44)% 3,588 0.32% 4.05% 0.32% 34.31%
10/31/2021 8.33 0.26 2.81 3.07 (0.27) — — (0.27) 11.13 37.41% 5,767 0.32% 2.47% 0.32% 14.17%
10/31/2020 9.47 0.51 (0.29) 0.22 (0.57) (0.72) (0.07) (1.36) 8.33 1.90% 4,059 0.30% 6.04% 0.30% 16.63%
10/31/2019 9.70 0.18 0.76 0.94 (0.24) (0.93) — (1.17) 9.47 11.93% 6,971 0.29% 2.01% 0.29% 57.66%(g)
10/31/2018 11.31 0.20 (0.27) (0.07) (0.29) (1.25) — (1.54) 9.70 (1.19)% 6,597 0.29% 1.89% 0.29% 24.35%
Service Class Shares
4/30/2023 (Unaudited) 8.37 0.05 0.71 0.76 (0.06) (0.22) — (0.28) 8.85 9.30% 485,229 0.58% 1.08% 0.58% 2.75%
10/31/2022 11.13 0.35 (2.39) (2.04) (h) (0.42) (0.30) — (0.72) 8.37 (19.58)%(h) 458,976 0.59% 3.77% 0.59% 34.31%
10/31/2021 8.34 0.24 2.80 3.04 (0.25) — — (0.25) 11.13 37.03% 624,603 0.59% 2.33% 0.59% 14.17%
10/31/2020 9.48 0.50 (0.30) 0.20 (0.55) (0.72) (0.07) (1.34) 8.34 1.63% 526,542 0.59% 5.85% 0.59% 16.63%
10/31/2019 9.71 0.15 0.76 0.91 (0.21) (0.93) — (1.14) 9.48 11.55% 611,178 0.59% 1.69% 0.59% 57.66%(g)
10/31/2018 11.32 0.16 (0.27) (0.11) (0.25) (1.25) — (1.50) 9.71 (1.50)% 611,561 0.60% 1.55% 0.60% 24.35%

Investor Destination Funds - April 30, 2023 (unaudited) - Financial Highlights - 37
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Includes payment by an affiliate which impacted the Fund’s per share operations activity and total return. The per share impact was $0.01 per share for Service Class.
Excluding the payment from the affiliate, the Service Class total returns is -19.68%. (Note 3)

38 - Financial Highlights - April 30, 2023 (unaudited) - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Moderately Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2023 (Unaudited) $ 8.56 $ 0.07 $ 0.67 $ 0.74 $ (0.08) $ (0.22) $ — $ (0.30) $ 9.00 8.91% $ 149,999 0.52% 1.60% 0.52% 2.20%
10/31/2022 11.22 0.36 (2.38) (2.02) (0.41) (0.23) — (0.64) 8.56 (19.07)% 146,719 0.52% 3.75% 0.52% 37.04%
10/31/2021 8.78 0.26 2.46 2.72 (0.28) — — (0.28) 11.22 31.39% 190,995 0.52% 2.48% 0.52% 16.49%
10/31/2020 9.79 0.51 (0.21) 0.30 (0.55) (0.69) (0.07) (1.31) 8.78 2.84% 152,026 0.53% 5.72% 0.53% 20.97%
10/31/2019 10.08 0.19 0.74 0.93 (0.23) (0.99) — (1.22) 9.79 11.40% 147,843 0.53% 1.97% 0.53% 55.29%(g)
10/31/2018 11.41 0.19 (0.23) (0.04) (0.26) (1.03) — (1.29) 10.08 (0.72)% 137,275 0.53% 1.73% 0.53% 21.75%
Class C Shares
4/30/2023 (Unaudited) 8.08 0.04 0.64 0.68 (0.07) (0.22) — (0.29) 8.47 8.62% 12,405 1.22% 0.94% 1.22% 2.20%
10/31/2022 10.66 0.30 (2.28) (1.98) (0.37) (0.23) — (0.60) 8.08 (19.71)% 13,800 1.22% 3.26% 1.22% 37.04%
10/31/2021 8.39 0.19 2.33 2.52 (0.25) — — (0.25) 10.66 30.47% 23,213 1.23% 1.94% 1.23% 16.49%
10/31/2020 9.43 0.43 (0.19) 0.24 (0.52) (0.69) (0.07) (1.28) 8.39 2.17% 24,282 1.25% 4.99% 1.25% 20.97%
10/31/2019 9.76 0.12 0.71 0.83 (0.17) (0.99) — (1.16) 9.43 10.62% 35,743 1.25% 1.36% 1.25% 55.29%(g)
10/31/2018 11.11 0.11 (0.23) (0.12) (0.20) (1.03) — (1.23) 9.76 (1.55)% 54,463 1.25% 1.04% 1.25% 21.75%
Class R Shares
4/30/2023 (Unaudited) 8.18 0.06 0.63 0.69 (0.07) (0.22) — (0.29) 8.58 8.76% 77,018 0.82% 1.33% 0.82% 2.20%
10/31/2022 10.75 0.32 (2.28) (1.96) (0.38) (0.23) — (0.61) 8.18 (19.33)% 78,674 0.84% 3.49% 0.84% 37.04%
10/31/2021 8.44 0.22 2.35 2.57 (0.26) — — (0.26) 10.75 30.90% 107,069 0.84% 2.21% 0.84% 16.49%
10/31/2020 9.46 0.46 (0.19) 0.27 (0.53) (0.69) (0.07) (1.29) 8.44 2.61% 94,195 0.85% 5.36% 0.85% 20.97%
10/31/2019 9.78 0.16 0.71 0.87 (0.20) (0.99) — (1.19) 9.46 11.07% 112,622 0.84% 1.72% 0.84% 55.29%(g)
10/31/2018 11.12 0.15 (0.23) (0.08) (0.23) (1.03) — (1.26) 9.78 (1.14)% 128,988 0.84% 1.46% 0.84% 21.75%
Class R6 Shares
4/30/2023 (Unaudited) 8.55 0.08 0.67 0.75 (0.09) (0.22) — (0.31) 8.99 9.02% 404,911 0.18% 1.93% 0.18% 2.20%
10/31/2022 11.21 0.39 (2.37) (1.98) (h) (0.45) (0.23) — (0.68) 8.55 (18.80)%(h) 384,753 0.18% 4.11% 0.18% 37.04%
10/31/2021 8.76 0.30 2.45 2.75 (0.30) — — (0.30) 11.21 31.94% 515,657 0.18% 2.86% 0.18% 16.49%
10/31/2020 9.77 0.51 (0.18) 0.33 (0.57) (0.69) (0.08) (1.34) 8.76 3.20% 429,532 0.19% 5.83% 0.19% 20.97%
10/31/2019 10.06 0.22 0.75 0.97 (0.27) (0.99) — (1.26) 9.77 11.81% 428,123 0.18% 2.30% 0.18% 55.29%(g)
10/31/2018 11.40 0.22 (0.23) (0.01) (0.30) (1.03) — (1.33) 10.06 (0.46)% 373,903 0.18% 2.04% 0.18% 21.75%
Institutional Service Class Shares
4/30/2023 (Unaudited) 8.52 0.08 0.68 0.76 (0.09) (0.22) — (0.31) 8.97 9.16% 20,155 0.23% 1.91% 0.23% 2.20%
10/31/2022 11.18 0.39 (2.38) (1.99) (0.44) (0.23) — (0.67) 8.52 (18.89)% 20,822 0.23% 4.04% 0.23% 37.04%
10/31/2021 8.74 0.29 2.45 2.74 (0.30) — — (0.30) 11.18 31.83% 22,793 0.23% 2.79% 0.23% 16.49%
10/31/2020 9.75 0.54 (0.21) 0.33 (0.58) (0.69) (0.07) (1.34) 8.74 3.12% 18,652 0.26% 6.16% 0.26% 20.97%
10/31/2019 10.04 0.21 0.75 0.96 (0.26) (0.99) — (1.25) 9.75 11.73% 20,760 0.28% 2.22% 0.28% 55.29%(g)
10/31/2018 11.38 0.21 (0.23) (0.02) (0.29) (1.03) — (1.32) 10.04 (0.56)% 20,267 0.28% 1.99% 0.28% 21.75%
Service Class Shares
4/30/2023 (Unaudited) 8.53 0.07 0.66 0.73 (0.08) (0.22) — (0.30) 8.96 8.81% 581,353 0.58% 1.52% 0.58% 2.20%
10/31/2022 11.18 0.35 (2.36) (2.01) (h) (0.41) (0.23) — (0.64) 8.53 (19.10)%(h) 559,489 0.58% 3.70% 0.58% 37.04%
10/31/2021 8.75 0.26 2.44 2.70 (0.27) — — (0.27) 11.18 31.33% 760,754 0.58% 2.45% 0.58% 16.49%
10/31/2020 9.76 0.50 (0.20) 0.30 (0.55) (0.69) (0.07) (1.31) 8.75 2.78% 670,020 0.59% 5.69% 0.59% 20.97%
10/31/2019 10.05 0.18 0.75 0.93 (0.23) (0.99) — (1.22) 9.76 11.37% 798,173 0.58% 1.93% 0.58% 55.29%(g)
10/31/2018 11.39 0.18 (0.23) (0.05) (0.26) (1.03) — (1.29) 10.05 (0.87)% 811,010 0.58% 1.71% 0.58% 21.75%

Investor Destination Funds - April 30, 2023 (unaudited) - Financial Highlights - 39
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Includes payment by an affiliate which impacted the Fund’s per share operations activity and total return. The per share impact was $0.01 per share for Class R6 and
Service Class. Excluding the payment from the affiliate, the Class R6 and Service Class total returns are -18.89% and -19.20%, respectively. (Note 3)

40 - Financial Highlights - April 30, 2023 (unaudited) - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Moderate Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2023 (Unaudited) $ 8.55 $ 0.09 $ 0.56 $ 0.65 $ (0.09) $ (0.18) $ — $ (0.27) $ 8.93 7.79% $ 133,263 0.53% 1.97% 0.53% 2.06%
10/31/2022 10.90 0.32 (2.10) (1.78) (0.35) (0.22) — (0.57) 8.55 (17.14)% 130,850 0.53% 3.37% 0.53% 34.56%
10/31/2021 9.06 0.24 1.86 2.10 (0.26) — — (0.26) 10.90 23.50% 170,634 0.53% 2.31% 0.53% 20.10%
10/31/2020 9.64 0.46 (0.12) 0.34 (0.50) (0.37) (0.05) (0.92) 9.06 3.46% 142,689 0.53% 5.04% 0.53% 28.45%
10/31/2019 9.79 0.19 0.68 0.87 (0.22) (0.80) — (1.02) 9.64 10.37% 137,179 0.53% 2.03% 0.53% 49.80%(g)
10/31/2018 10.64 0.19 (0.21) (0.02) (0.23) (0.60) — (0.83) 9.79 (0.37)% 132,813 0.54% 1.82% 0.54% 21.55%
Class C Shares
4/30/2023 (Unaudited) 8.25 0.05 0.55 0.60 (0.07) (0.18) — (0.25) 8.60 7.45% 20,973 1.22% 1.30% 1.22% 2.06%
10/31/2022 10.56 0.26 (2.05) (1.79) (0.30) (0.22) — (0.52) 8.25 (17.78)% 22,018 1.23% 2.83% 1.23% 34.56%
10/31/2021 8.81 0.17 1.80 1.97 (0.22) — — (0.22) 10.56 22.64% 35,674 1.25% 1.73% 1.25% 20.10%
10/31/2020 9.41 0.38 (0.12) 0.26 (0.44) (0.37) (0.05) (0.86) 8.81 2.68% 39,214 1.27% 4.26% 1.27% 28.45%
10/31/2019 9.59 0.13 0.64 0.77 (0.15) (0.80) — (0.95) 9.41 9.46% 50,158 1.25% 1.39% 1.25% 49.80%(g)
10/31/2018 10.43 0.11 (0.19) (0.08) (0.16) (0.60) — (0.76) 9.59 (1.00)% 74,319 1.26% 1.11% 1.26% 21.55%
Class R Shares
4/30/2023 (Unaudited) 8.21 0.07 0.55 0.62 (0.08) (0.18) — (0.26) 8.57 7.73% 55,382 0.84% 1.64% 0.84% 2.06%
10/31/2022 10.50 0.29 (2.03) (1.74) (0.33) (0.22) — (0.55) 8.21 (17.44)% 54,462 0.84% 3.15% 0.84% 34.56%
10/31/2021 8.74 0.20 1.80 2.00 (0.24) — — (0.24) 10.50 23.14% 75,187 0.83% 2.04% 0.83% 20.10%
10/31/2020 9.33 0.42 (0.12) 0.30 (0.47) (0.37) (0.05) (0.89) 8.74 3.15% 72,805 0.84% 4.75% 0.84% 28.45%
10/31/2019 9.52 0.16 0.64 0.80 (0.19) (0.80) — (0.99) 9.33 9.90% 89,053 0.84% 1.77% 0.84% 49.80%(g)
10/31/2018 10.36 0.15 (0.19) (0.04) (0.20) (0.60) — (0.80) 9.52 (0.58)% 101,171 0.83% 1.54% 0.83% 21.55%
Class R6 Shares
4/30/2023 (Unaudited) 8.48 0.10 0.56 0.66 (0.10) (0.18) — (0.28) 8.86 8.03% 303,023 0.19% 2.31% 0.19% 2.06%
10/31/2022 10.82 0.35 (2.08) (1.73) (0.39) (0.22) — (0.61) 8.48 (16.89)% 293,628 0.19% 3.71% 0.19% 34.56%
10/31/2021 9.00 0.28 1.84 2.12 (0.30) — — (0.30) 10.82 23.85% 407,191 0.19% 2.76% 0.19% 20.10%
10/31/2020 9.58 0.47 (0.10) 0.37 (0.52) (0.37) (0.06) (0.95) 9.00 3.85% 381,614 0.19% 5.20% 0.19% 28.45%
10/31/2019 9.74 0.22 0.67 0.89 (0.25) (0.80) — (1.05) 9.58 10.71% 369,916 0.19% 2.35% 0.19% 49.80%(g)
10/31/2018 10.59 0.22 (0.20) 0.02 (0.27) (0.60) — (0.87) 9.74 (0.01)% 317,770 0.18% 2.16% 0.18% 21.55%
Institutional Service Class Shares
4/30/2023 (Unaudited) 8.47 0.10 0.56 0.66 (0.10) (0.18) — (0.28) 8.85 8.01% 7,388 0.25% 2.23% 0.25% 2.06%
10/31/2022 10.81 0.29 (2.03) (1.74) (0.38) (0.22) — (0.60) 8.47 (16.96)% 7,113 0.25% 3.14% 0.25% 34.56%
10/31/2021 8.99 0.28 1.83 2.11 (0.29) — — (0.29) 10.81 23.76% 9,381 0.28% 2.73% 0.28% 20.10%
10/31/2020 9.57 0.47 (0.11) 0.36 (0.51) (0.37) (0.06) (0.94) 8.99 3.74% 9,980 0.29% 5.25% 0.29% 28.45%
10/31/2019 9.73 0.22 0.66 0.88 (0.24) (0.80) — (1.04) 9.57 10.60% 13,521 0.29% 2.39% 0.29% 49.80%(g)
10/31/2018 10.58 0.21 (0.20) 0.01 (0.26) (0.60) — (0.86) 9.73 (0.11)% 17,863 0.28% 2.04% 0.28% 21.55%
Service Class Shares
4/30/2023 (Unaudited) 8.49 0.08 0.57 0.65 (0.09) (0.18) — (0.27) 8.87 7.81% 405,443 0.59% 1.91% 0.59% 2.06%
10/31/2022 10.83 0.31 (2.08) (1.77) (0.35) (0.22) — (0.57) 8.49 (17.22)% 395,148 0.59% 3.31% 0.59% 34.56%
10/31/2021 9.00 0.24 1.84 2.08 (0.25) — — (0.25) 10.83 23.47% 536,081 0.59% 2.30% 0.59% 20.10%
10/31/2020 9.58 0.45 (0.12) 0.33 (0.49) (0.37) (0.05) (0.91) 9.00 3.40% 498,721 0.59% 5.01% 0.59% 28.45%
10/31/2019 9.74 0.18 0.67 0.85 (0.21) (0.80) — (1.01) 9.58 10.26% 595,109 0.59% 1.98% 0.59% 49.80%(g)
10/31/2018 10.59 0.18 (0.20) (0.02) (0.23) (0.60) — (0.83) 9.74 (0.42)% 605,801 0.58% 1.78% 0.58% 21.55%

Investor Destination Funds - April 30, 2023 (unaudited) - Financial Highlights - 41
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

42 - Financial Highlights - April 30, 2023 (unaudited) - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Moderately Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2023 (Unaudited) $ 9.01 $ 0.11 $ 0.52 $ 0.63 $ (0.11) $ (0.11) $ — $ (0.22) $ 9.42 7.07% $ 63,345 0.51% 2.34% 0.51% 2.98%
10/31/2022 11.01 0.27 (1.92) (1.65) (0.31) (0.04) — (0.35) 9.01 (15.39)% 61,696 0.50% 2.77% 0.50% 37.80%
10/31/2021 9.74 0.22 1.30 1.52 (0.25) — — (0.25) 11.01 15.72% 73,240 0.50% 2.07% 0.50% 25.70%
10/31/2020 9.99 0.38 0.04 0.42 (0.43) (0.21) (0.03) (0.67) 9.74 4.20% 63,725 0.53% 3.96% 0.53% 29.33%
10/31/2019 9.90 0.20 0.62 0.82 (0.22) (0.51) — (0.73) 9.99 9.11% 60,256 0.55% 2.10% 0.55% 42.30%(g)
10/31/2018 10.51 0.20 (0.21) (0.01) (0.22) (0.38) — (0.60) 9.90 (0.22)% 59,304 0.55% 1.93% 0.55% 22.97%
Class C Shares
4/30/2023 (Unaudited) 8.93 0.08 0.51 0.59 (0.08) (0.11) — (0.19) 9.33 6.65% 16,519 1.27% 1.65% 1.27% 2.98%
10/31/2022 10.92 0.22 (1.93) (1.71) (0.24) (0.04) — (0.28) 8.93 (16.03)% 19,080 1.27% 2.24% 1.27% 37.80%
10/31/2021 9.68 0.15 1.27 1.42 (0.18) — — (0.18) 10.92 14.79% 32,483 1.27% 1.38% 1.27% 25.70%
10/31/2020 9.93 0.30 0.05 0.35 (0.36) (0.21) (0.03) (0.60) 9.68 3.47% 34,375 1.28% 3.16% 1.28% 29.33%
10/31/2019 9.84 0.14 0.61 0.75 (0.15) (0.51) — (0.66) 9.93 8.37% 42,817 1.28% 1.40% 1.28% 42.30%(g)
10/31/2018 10.46 0.12 (0.21) (0.09) (0.15) (0.38) — (0.53) 9.84 (1.05)% 46,816 1.28% 1.18% 1.28% 22.97%
Class R Shares
4/30/2023 (Unaudited) 9.04 0.09 0.53 0.62 (0.10) (0.11) — (0.21) 9.45 6.86% 18,591 0.85% 2.02% 0.85% 2.98%
10/31/2022 11.05 0.25 (1.94) (1.69) (h) (0.28) (0.04) — (0.32) 9.04 (15.74)%(h) 17,878 0.87% 2.54% 0.87% 37.80%
10/31/2021 9.77 0.19 1.29 1.48 (0.20) — — (0.20) 11.05 15.31% 24,679 0.89% 1.76% 0.89% 25.70%
10/31/2020 10.01 0.35 0.04 0.39 (0.39) (0.21) (0.03) (0.63) 9.77 3.92% 27,757 0.88% 3.63% 0.88% 29.33%
10/31/2019 9.92 0.18 0.61 0.79 (0.19) (0.51) — (0.70) 10.01 8.74% 34,742 0.87% 1.82% 0.87% 42.30%(g)
10/31/2018 10.54 0.17 (0.22) (0.05) (0.19) (0.38) — (0.57) 9.92 (0.63)% 39,808 0.86% 1.62% 0.86% 22.97%
Class R6 Shares
4/30/2023 (Unaudited) 9.14 0.13 0.53 0.66 (0.13) (0.11) — (0.24) 9.56 7.23% 110,180 0.21% 2.68% 0.21% 2.98%
10/31/2022 11.17 0.32 (1.97) (1.65) (0.34) (0.04) — (0.38) 9.14 (15.19)% 107,252 0.21% 3.18% 0.21% 37.80%
10/31/2021 9.87 0.26 1.32 1.58 (0.28) — — (0.28) 11.17 16.14% 151,492 0.21% 2.39% 0.21% 25.70%
10/31/2020 10.12 0.42 0.03 0.45 (0.45) (0.21) (0.04) (0.70) 9.87 4.48% 136,414 0.22% 4.23% 0.22% 29.33%
10/31/2019 10.02 0.24 0.62 0.86 (0.25) (0.51) — (0.76) 10.12 9.47% 137,633 0.22% 2.43% 0.22% 42.30%(g)
10/31/2018 10.63 0.23 (0.20) 0.03 (0.26) (0.38) — (0.64) 10.02 0.13% 120,763 0.21% 2.24% 0.21% 22.97%
Institutional Service Class Shares
4/30/2023 (Unaudited) 9.09 0.12 0.52 0.64 (0.12) (0.11) — (0.23) 9.50 7.12% 4,025 0.28% 2.62% 0.28% 2.98%
10/31/2022 11.11 0.32 (1.96) (1.64) (0.34) (0.04) — (0.38) 9.09 (15.24)% 4,048 0.29% 3.18% 0.29% 37.80%
10/31/2021 9.82 0.24 1.31 1.55 (0.26) — — (0.26) 11.11 16.00% 5,694 0.31% 2.26% 0.31% 25.70%
10/31/2020 10.07 0.41 0.02 0.43 (0.43) (0.21) (0.04) (0.68) 9.82 4.34% 5,454 0.37% 4.17% 0.37% 29.33%
10/31/2019 9.97 0.23 0.62 0.85 (0.24) (0.51) — (0.75) 10.07 9.38% 8,865 0.35% 2.35% 0.35% 42.30%(g)
10/31/2018 10.59 0.22 (0.21) 0.01 (0.25) (0.38) — (0.63) 9.97 (0.06)% 12,694 0.30% 2.12% 0.30% 22.97%
Service Class Shares
4/30/2023 (Unaudited) 9.09 0.11 0.52 0.63 (0.11) (0.11) — (0.22) 9.50 6.95% 110,215 0.60% 2.28% 0.60% 2.98%
10/31/2022 11.11 0.27 (1.95) (1.68) (h) (0.30) (0.04) — (0.34) 9.09 (15.54)%(h) 108,192 0.62% 2.72% 0.62% 37.80%
10/31/2021 9.82 0.21 1.31 1.52 (0.23) — — (0.23) 11.11 15.65% 143,327 0.62% 1.98% 0.62% 25.70%
10/31/2020 10.06 0.38 0.04 0.42 (0.42) (0.21) (0.03) (0.66) 9.82 4.17% 135,199 0.63% 3.91% 0.63% 29.33%
10/31/2019 9.97 0.20 0.61 0.81 (0.21) (0.51) — (0.72) 10.06 8.96% 151,770 0.63% 2.04% 0.63% 42.30%(g)
10/31/2018 10.58 0.19 (0.20) (0.01) (0.22) (0.38) — (0.60) 9.97 (0.28)% 157,756 0.61% 1.86% 0.61% 22.97%

Investor Destination Funds - April 30, 2023 (unaudited) - Financial Highlights - 43
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Includes payment by an affiliate which impacted the Fund’s per share operations activity and total return. The per share impact was $0.01 per share for Class R and
Service Class. Excluding the payment from the affiliate, the Class R and Service Class total returns are -15.83% and -15.63%, respectively. (Note 3)

44 - Financial Highlights - April 30, 2023 (unaudited) - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2023 (Unaudited) $ 9.19 $ 0.13 $ 0.44 $ 0.57 $ (0.13) $ — $ — $ (0.13) $ 9.63 6.30% $ 78,419 0.51% 2.74% 0.51% 2.06%
10/31/2022 11.02 0.23 (1.72) (1.49) (0.26) (0.08) — (0.34) 9.19 (13.93)% 76,271 0.51% 2.28% 0.51% 38.68%
10/31/2021 10.38 0.19 0.66 0.85 (0.21) — — (0.21) 11.02 8.22% 89,866 0.53% 1.78% 0.53% 28.07%
10/31/2020 10.26 0.29 0.19 0.48 (0.32) (0.03) (0.01) (0.36) 10.38 4.80% 88,254 0.54% 2.80% 0.54% 25.37%
10/31/2019 10.01 0.22 0.54 0.76 (0.23) (0.28) — (0.51) 10.26 7.95% 84,754 0.54% 2.22% 0.54% 27.16%(g)
10/31/2018 10.36 0.21 (0.25) (0.04) (0.21) (0.10) — (0.31) 10.01 (0.44)% 91,956 0.53% 2.03% 0.53% 21.58%
Class C Shares
4/30/2023 (Unaudited) 9.13 0.10 0.43 0.53 (0.09) — — (0.09) 9.57 5.92% 52,653 1.26% 2.05% 1.26% 2.06%
10/31/2022 10.95 0.16 (1.72) (1.56) (0.18) (0.08) — (0.26) 9.13 (14.61)% 64,694 1.28% 1.63% 1.28% 38.68%
10/31/2021 10.32 0.11 0.65 0.76 (0.13) — — (0.13) 10.95 7.40% 105,432 1.27% 1.06% 1.27% 28.07%
10/31/2020 10.20 0.21 0.19 0.40 (0.24) (0.03) (0.01) (0.28) 10.32 4.03% 112,259 1.28% 2.07% 1.28% 25.37%
10/31/2019 9.96 0.15 0.52 0.67 (0.15) (0.28) — (0.43) 10.20 7.08% 124,962 1.28% 1.49% 1.28% 27.16%(g)
10/31/2018 10.31 0.13 (0.24) (0.11) (0.14) (0.10) — (0.24) 9.96 (1.18)% 141,350 1.27% 1.28% 1.27% 21.58%
Class R Shares
4/30/2023 (Unaudited) 9.17 0.11 0.44 0.55 (0.12) — — (0.12) 9.60 6.02% 17,044 0.86% 2.38% 0.86% 2.06%
10/31/2022 10.99 0.20 (1.72) (1.52) (0.22) (0.08) — (0.30) 9.17 (14.20)% 17,088 0.87% 2.02% 0.87% 38.68%
10/31/2021 10.36 0.17 0.63 0.80 (0.17) — — (0.17) 10.99 7.78% 25,549 0.86% 1.54% 0.86% 28.07%
10/31/2020 10.23 0.26 0.19 0.45 (0.28) (0.03) (0.01) (0.32) 10.36 4.55% 27,980 0.87% 2.50% 0.87% 25.37%
10/31/2019 9.99 0.19 0.53 0.72 (0.20) (0.28) — (0.48) 10.23 7.51% 28,864 0.87% 1.90% 0.87% 27.16%(g)
10/31/2018 10.34 0.17 (0.24) (0.07) (0.18) (0.10) — (0.28) 9.99 (0.76)% 30,480 0.85% 1.70% 0.85% 21.58%
Class R6 Shares
4/30/2023 (Unaudited) 9.24 0.14 0.45 0.59 (0.15) — — (0.15) 9.68 6.43% 80,524 0.21% 3.02% 0.21% 2.06%
10/31/2022 11.09 0.27 (1.75) (1.48) (0.29) (0.08) — (0.37) 9.24 (13.76)% 78,086 0.21% 2.63% 0.21% 38.68%
10/31/2021 10.44 0.23 0.66 0.89 (0.24) — — (0.24) 11.09 8.63% 104,097 0.20% 2.10% 0.20% 28.07%
10/31/2020 10.31 0.32 0.20 0.52 (0.35) (0.03) (0.01) (0.39) 10.44 5.22% 102,890 0.21% 3.11% 0.21% 25.37%
10/31/2019 10.07 0.25 0.53 0.78 (0.26) (0.28) — (0.54) 10.31 8.16% 92,131 0.21% 2.52% 0.21% 27.16%(g)
10/31/2018 10.42 0.24 (0.24) — (0.25) (0.10) — (0.35) 10.07 (0.10)% 84,634 0.20% 2.35% 0.20% 21.58%
Institutional Service Class Shares
4/30/2023 (Unaudited) 9.22 0.14 0.44 0.58 (0.14) — — (0.14) 9.66 6.39% 73,823 0.31% 3.01% 0.31% 2.06%
10/31/2022 11.06 0.27 (1.75) (1.48) (0.28) (0.08) — (0.36) 9.22 (13.80)% 94,028 0.31% 2.69% 0.31% 38.68%
10/31/2021 10.41 0.22 0.66 0.88 (0.23) — — (0.23) 11.06 8.54% 169,200 0.30% 2.03% 0.30% 28.07%
10/31/2020 10.29 0.32 0.18 0.50 (0.34) (0.03) (0.01) (0.38) 10.41 5.04% 177,189 0.29% 3.13% 0.29% 25.37%
10/31/2019 10.04 0.25 0.53 0.78 (0.25) (0.28) — (0.53) 10.29 8.21% 219,476 0.28% 2.49% 0.28% 27.16%(g)
10/31/2018 10.39 0.23 (0.24) (0.01) (0.24) (0.10) — (0.34) 10.04 (0.19)% 218,169 0.28% 2.26% 0.28% 21.58%
Service Class Shares
4/30/2023 (Unaudited) 9.22 0.12 0.45 0.57 (0.13) — — (0.13) 9.66 6.23% 91,491 0.61% 2.62% 0.61% 2.06%
10/31/2022 11.06 0.22 (1.73) (1.51) (0.25) (0.08) — (0.33) 9.22 (14.06)% 90,881 0.61% 2.19% 0.61% 38.68%
10/31/2021 10.42 0.19 0.65 0.84 (0.20) — — (0.20) 11.06 8.11% 112,937 0.60% 1.72% 0.60% 28.07%
10/31/2020 10.29 0.28 0.20 0.48 (0.31) (0.03) (0.01) (0.35) 10.42 4.80% 122,605 0.61% 2.75% 0.61% 25.37%
10/31/2019 10.05 0.21 0.53 0.74 (0.22) (0.28) — (0.50) 10.29 7.74% 117,677 0.61% 2.14% 0.61% 27.16%(g)
10/31/2018 10.40 0.20 (0.24) (0.04) (0.21) (0.10) — (0.31) 10.05 (0.50)% 119,347 0.60% 1.95% 0.60% 21.58%

Investor Destination Funds - April 30, 2023 (unaudited) - Financial Highlights - 45
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

46 - Notes to Financial Statements - April 30, 2023 (unaudited) - Investor Destination Funds
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2023, the
Trust operates forty-seven (47) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Investor Destinations Aggressive Fund (“Investor Destinations Aggressive”)
Nationwide Investor Destinations Moderately Aggressive Fund (“Investor Destinations Moderately Aggressive”)
Nationwide Investor Destinations Moderate Fund (“Investor Destinations Moderate”)
Nationwide Investor Destinations Moderately Conservative Fund (“Investor Destinations Moderately Conservative”)
Nationwide Investor Destinations Conservative Fund (“Investor Destinations Conservative”)
Each Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust, and in unaffiliated mutual funds (including exchange traded funds ("ETFs")) (together, the
“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities. Each Fund may also invest in an unregistered fixed interest contract (the “Nationwide Contract”)
issued by Nationwide Life Insurance Company (“NLIC”), which is a direct wholly owned subsidiary of NFS.
The Funds currently offer Class A, Class C, Class R, Class R6, Institutional Service Class and Service Class shares. Class C shares convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Each share class of a
Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Investor Destination Funds - April 30, 2023 (unaudited) - Notes to Financial Statements - 47
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”)
as reported by such Underlying Fund. Shares of ETFs are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of registered open-end
Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy.
Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Funds may invest in other series of the Trust, which are open-end investment companies generally available to the public and other investment companies. The Funds’ Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2023. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Investor Destinations Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 85,257,104 $ – $ – $ 85,257,104
Investment Companies 779,288,463 – – 779,288,463
Total $ 864,545,567 $ – $ – $ 864,545,567
Investor Destinations Moderately Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 115,421,181 $ – $ – $ 115,421,181
Investment Companies 1,131,060,401 – – 1,131,060,401
Repurchase Agreement – 1,826,550 – 1,826,550
Total $ 1,246,481,582 $ 1,826,550 $ – $ 1,248,308,132
Investor Destinations Moderate
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 97,219,282 $ – $ – $ 97,219,282
Investment Companies 778,102,430 – – 778,102,430
Short-Term Investment 50,344,478 – – 50,344,478
Total $ 925,666,190 $ – $ – $ 925,666,190

48 - Notes to Financial Statements - April 30, 2023 (unaudited) - Investor Destination Funds
For additional information about each affiliated Underlying Fund’s valuation policies, please refer to the affiliated Underlying Fund’s most recent semiannual report to shareholders which can be found at www.nationwide.com/mutualfunds or at the SEC's website at www.sec.gov.
For additional information about each unaffiliated Underlying Fund's valuation policies, please refer to the unaffiliated Underlying
Fund’s most recent annual or semiannual report.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of April 30, 2023, the Funds did not have overdrawn balances.
(c) Securities Lending
During the six months ended April 30, 2023, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
Investor Destinations Moderately Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 33,705,427 $ – $ – $ 33,705,427
Investment Companies 259,486,575 – – 259,486,575
Short-Term Investment 29,803,119 – – 29,803,119
Total $ 322,995,121 $ – $ – $ 322,995,121
Investor Destinations Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 46,787,977 $ – $ – $ 46,787,977
Investment Companies 296,306,867 – – 296,306,867
Short-Term Investment 50,909,074 – – 50,909,074
Total $ 394,003,918 $ – $ – $ 394,003,918

Investor Destination Funds - April 30, 2023 (unaudited) - Notes to Financial Statements - 49
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2023, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of April 30, 2023, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(d) Joint Repurchase Agreements
During the six months ended April 30, 2023, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Investor Destinations Moderately Aggressive $ 1,826,550
As of April 30, 2023, the joint repos on a gross basis were as follows:
CF Secured, LLC, 4.77%, dated 4/28/2023, due 5/1/2023, repurchase price $105,903,970, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 7.63%, maturing 5/15/2023 - 2/15/2053; total market value $112,676,341.

50 - Notes to Financial Statements - April 30, 2023 (unaudited) - Investor Destination Funds
As of April 30, 2023, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
(e) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations.
(f) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(g) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
Investor Destinations Moderately Aggressive
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,826,550 $ – $ 1,826,550 $ (1,826,550) $ –
Total $ 1,826,550 $ – $ 1,826,550 $ (1,826,550) $ –
* As of April 30, 2023, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Investor Destination Funds - April 30, 2023 (unaudited) - Notes to Financial Statements - 51
(h) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. Each Fund pays NFA an investment advisory fee of 0.13% per year based on the Fund’s average daily net assets. For the six months ended April 30, 2023, the Funds’ effective advisory fee rate was 0.13%.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding 0.25% for each share class until February 29, 2024.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of April 30, 2023, the Funds had no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2023, NFM earned an aggregate of $511,782 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

52 - Notes to Financial Statements - April 30, 2023 (unaudited) - Investor Destination Funds
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2023, the Funds’ aggregate portion of such costs amounted to $8,538.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class A shares, 1.00% for Class C shares, 0.50% for Class R shares, and 0.25% for Service Class shares of each Fund. Class R6 and Institutional Service Class shares do not pay a distribution fee.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds' Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the six months ended April 30, 2023, the Funds imposed aggregate front-end sales charges of $154,267. From these fees, NFD retained a portion amounting to $17,127.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions made within 18 months of purchase and Class C shares redemptions made within 1 year of purchase. Applicable Class A and Class C CDSCs are 1.00% for all Funds. During the six months ended April 30,
2023, the Funds imposed aggregate CDSCs of $1,923. NFD retained all of the CDSCs imposed by the Funds.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class C, Class R, Institutional Service Class and Service Class shares of each Fund.
For the six months ended April 30, 2023, the effective rates for administrative services fees were as follows:
For the six months ended April 30, 2023, each Fund’s total administrative services fees were as follows:
Fund Class A Class C Class R
Institutional
Service Class Service Class
Investor Destinations Aggressive 0.09% 0.04% 0.14% 0.13% 0.15%
Investor Destinations Moderately Aggressive 0.09 0.04 0.14 0.05 0.15
Investor Destinations Moderate 0.09 0.04 0.15 0.06 0.15
Investor Destinations Moderately
Conservative 0.05 0.06 0.14 0.07 0.14
Investor Destinations Conservative 0.05 0.05 0.15 0.10 0.15
Fund Amount
Investor Destinations Aggressive $ 426,507
Investor Destinations Moderately Aggressive 562,990
Investor Destinations Moderate 409,721
Investor Destinations Moderately Conservative 112,287
Investor Destinations Conservative 156,183

Investor Destination Funds - April 30, 2023 (unaudited) - Notes to Financial Statements - 53
As of April 30, 2023, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the
Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
During the year ended October 31, 2022, NFA agreed to make contributions to the Funds to offset capital losses incurred by the
Funds on the sale of certain securities. The contributions to the Funds were as follows:
4. Investments in Affiliated Issuers
Each Fund invests in shares of the affiliated Underlying Funds. The Funds’ transactions in the shares of affiliated Underlying Funds and in the Nationwide Contract during the six months ended April 30, 2023 were as follows:
Fund
% of Shares
Outstanding
Owned
Investor Destinations Aggressive 45.64%
Investor Destinations Moderately Aggressive 37.26
Investor Destinations Moderate 34.10
Investor Destinations Moderately Conservative 24.52
Investor Destinations Conservative 16.49
Fund Amount
Investor Destinations Aggressive $ 352,223
Investor Destinations Moderately Aggressive 416,029
Investor Destinations Moderate 237,709
Investor Destinations Moderately Conservative 82,930
Investor Destinations Conservative 95,348
Investor Destinations Aggressive
Security Description
Shares/Principal
at April 30, 2023
Market Value
October 31, 2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 514,390 3,844,685 279,864 — — (112,308) 4,012,241 279,864 —
Nationwide GQG US Quality
Equity Fund, Class R6 1,502,974 17,035,208 368,884 — — (164,979) 17,239,113 205,372 —
Nationwide International
Index Fund, Class R6 16,233,102 128,276,707 630,865 (20,516,572) 179,443 29,086,261 137,656,704 630,864 —
Nationwide International
Small Cap Fund, Class R6 3,735,224 31,745,074 208,679 (2,621,209) (501,423) 6,354,686 35,185,807 208,679 —
Nationwide Mid Cap Market
Index Fund, Class R6 6,528,692 98,238,344 10,118,567 (3,432,568) (284,562) (4,620,220) 100,019,561 768,893 7,444,005
Nationwide Multi-Cap
Portfolio, Class R6 ** 28,730,339 317,957,347 3,710,095 (9,269,075) 541,129 24,067,378 337,006,874 — —
Nationwide U.S. 130/30
Equity Portfolio, Class R6 11,128,579 105,870,761 4,249,529 (82,931) (3,238) (974,049) 109,060,072 3,248,503 —
Nationwide Bond Portfolio,
Class R6 3,564,355 26,653,447 2,867,231 — — 1,453,569 30,974,247 522,286 —
Nationwide Loomis Core
Bond Fund, Class R6 848,159 7,602,129 147,237 — — 384,478 8,133,844 133,699 13,184
Total 737,223,702 22,580,951 (35,922,355) (68,651) 55,474,816 779,288,463 5,998,160 7,457,189

54 - Notes to Financial Statements - April 30, 2023 (unaudited) - Investor Destination Funds
Investor Destinations Moderately Aggressive
Security Description
Shares/Principal
at April 30, 2023
Market Value
October 31, 2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 2,293,293 17,140,678 1,247,710 — — (500,700) 17,887,688 1,247,710 —
Nationwide Amundi Strategic
Income Fund, Class R6 955,313 8,498,288 718,637 — — (303,857) 8,913,068 280,233 438,403
Nationwide GQG US Quality
Equity Fund, Class R6 1,658,608 18,986,925 228,391 — — (191,083) 19,024,233 228,391 —
Nationwide International
Index Fund, Class R6 18,899,603 155,385,651 743,556 (30,572,920) 57,968 34,654,379 160,268,634 743,556 —
Nationwide International
Small Cap Fund, Class R6 4,399,354 38,609,618 253,804 (4,493,722) (769,446) 7,841,662 41,441,916 253,804 —
Nationwide Mid Cap Market
Index Fund, Class R6 6,278,182 96,434,051 9,680,417 (5,227,045) (449,079) (4,256,601) 96,181,743 754,203 7,333,810
Nationwide Multi-Cap
Portfolio, Class R6 ** 36,209,678 413,476,407 938,131 (21,355,046) 2,813,566 28,866,470 424,739,528 — —
Nationwide U.S. 130/30
Equity Portfolio, Class R6 14,707,473 143,150,147 4,368,142 (2,098,561) (36,012) (1,250,479) 144,133,237 4,368,142 —
Nationwide Bond Portfolio,
Class R6 20,968,239 170,079,461 7,403,183 (4,253,796) (701,346) 9,686,493 182,213,995 3,229,049 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,287,372 11,502,369 85,312 — — 436,375 12,024,056 85,312 —
I
Nationwide Loomis Core
Bond Fund, Class R6 2,526,830 22,648,220 438,651 — — 1,145,432 24,232,303 398,303 39,279
Total 1,095,911,815 26,105,934 (68,001,090) 915,651 76,128,091 1,131,060,401 11,588,703 7,811,492
Investor Destinations Moderate
Security Description
Shares/Principal
at April 30, 2023
Market Value
October 31, 2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 1,758,513 13,143,589 956,751 — — (383,939) 13,716,401 956,752 —
Nationwide Amundi Strategic
Income Fund, Class R6 732,540 6,516,545 551,055 — — (232,999) 6,834,601 214,885 336,170
Nationwide GQG US Quality
Equity Fund, Class R6 805,493 9,220,892 110,917 — — (92,799) 9,239,010 110,917 —
Nationwide International
Index Fund, Class R6 10,633,305 89,100,168 416,873 (19,058,212) 523,524 19,188,070 90,170,423 416,873 —
Nationwide International
Small Cap Fund, Class R6 1,622,667 14,508,227 94,450 (1,940,825) (230,465) 2,854,137 15,285,524 94,449 —
Nationwide Mid Cap Market
Index Fund, Class R6 2,848,088 44,809,875 4,190,558 (3,192,688) (16,613) (2,158,426) 43,632,706 351,673 3,407,792
Nationwide Multi-Cap
Portfolio, Class R6 ** 21,657,849 252,447,188 — (17,650,399) 2,413,296 16,836,489 254,046,574 — —
Nationwide U.S. 130/30
Equity Portfolio, Class R6 8,666,035 86,835,796 2,644,790 (3,837,920) (7,821) (707,703) 84,927,142 2,644,791 —
Nationwide Bond Portfolio,
Class R6 19,363,443 158,484,744 6,452,034 (5,023,639) (823,887) 9,179,067 168,268,319 2,992,207 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 987,166 8,820,094 65,418 — — 334,616 9,220,128 65,418 —
Nationwide Loomis Core
Bond Fund, Class R6 4,832,400 43,313,260 838,892 — — 2,190,565 46,342,717 761,756 75,118
Nationwide Loomis Short
Term Bond Fund, Class
R6 3,735,270 34,970,407 638,679 — — 809,799 36,418,885 637,312 —
Total 762,170,785 16,960,417 (50,703,683) 1,858,034 47,816,877 778,102,430 9,247,033 3,819,080

Investor Destination Funds - April 30, 2023 (unaudited) - Notes to Financial Statements - 55
Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund or an
ETF) may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.
nationwide.com/mutualfunds or at the SEC's website at www.sec.gov.
Investor Destinations Moderately Conservative
Security Description
Shares/Principal
at April 30, 2023
Market Value
October 31, 2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 626,352 4,681,519 340,779 — — (136,753) 4,885,545 340,779 —
Nationwide Amundi Strategic
Income Fund, Class R6 260,918 2,321,081 196,276 — — (82,990) 2,434,367 76,538 119,738
Nationwide International
Index Fund, Class R6 2,399,185 20,888,166 94,650 (5,191,668) 341,553 4,212,390 20,345,091 94,650 —
Nationwide International
Small Cap Fund, Class R6 246,893 2,306,760 15,163 (411,589) 3,833 411,567 2,325,734 15,164 —
Nationwide Mid Cap Market
Index Fund, Class R6 844,346 13,643,427 1,422,731 (1,493,253) 37,876 (675,403) 12,935,378 104,927 1,016,851
Nationwide Multi-Cap
Portfolio, Class R6 ** 5,096,938 60,859,306 1,054,374 (6,765,700) 802,618 3,836,483 59,787,081 — —
Nationwide U.S. 130/30
Equity Portfolio, Class R6 2,047,943 21,241,463 634,231 (1,658,200) 11,837 (159,486) 20,069,845 633,100 —
Nationwide Bond Portfolio,
Class R6 10,316,181 85,877,453 3,460,834 (4,201,116) (679,329) 5,189,771 89,647,613 1,603,781 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,042,295 9,424,697 69,902 (117,326) (6,182) 363,947 9,735,038 69,902 —
Nationwide Loomis Core
Bond Fund, Class R6 1,356,851 12,341,920 238,559 (192,234) (27,528) 651,486 13,012,203 216,583 21,405
Nationwide Loomis Short
Term Bond Fund, Class
R6 2,493,198 23,367,241 445,844 (45,536) (1,338) 542,469 24,308,680 425,938 —
Total 256,953,033 7,973,343 (20,076,622) 483,340 14,153,481 259,486,575 3,581,362 1,157,994
Investor Destinations Conservative
Security Description
Shares/Principal
at April 30, 2023
Market Value
October 31, 2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 515,305 4,242,421 302,031 (403,165) (88,455) (33,453) 4,019,379 302,032 —
Nationwide Amundi Strategic
Income Fund, Class R6 641,190 6,310,132 528,693 (628,056) (70,415) (158,054) 5,982,300 204,306 324,387
Nationwide International
Index Fund, Class R6 1,250,638 11,535,605 51,070 (3,403,678) 250,978 2,171,435 10,605,410 51,069 —
Nationwide International
Small Cap Fund, Class R6 119,857 1,209,446 7,306 (295,393) (4,609) 212,308 1,129,058 7,306 —
Nationwide Mid Cap Market
Index Fund, Class R6 466,585 8,040,692 639,261 (1,165,945) 127,727 (493,655) 7,148,080 61,234 580,337
Nationwide Multi-Cap
Portfolio, Class R6 ** 3,369,437 42,358,213 385,391 (6,401,959) 814,503 2,367,346 39,523,494 — —
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,340,853 14,356,800 428,008 (1,547,123) 1,816 (99,141) 13,140,360 428,008 —
Nationwide Bond Portfolio,
Class R6 15,618,931 144,953,057 2,724,141 (19,286,389) (3,225,460) 10,563,159 135,728,508 2,584,162 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 2,112,275 21,304,519 151,019 (2,489,671) (183,753) 946,530 19,728,644 151,019 —
Nationwide Loomis Core
Bond Fund, Class R6 833,341 8,388,371 153,732 (966,758) (145,998) 562,391 7,991,738 139,304 14,061
Nationwide Loomis Short
Term Bond Fund, Class
R6 5,262,553 54,774,763 1,232,206 (5,924,184) (194,990) 1,422,101 51,309,896 944,703 —
Total 317,474,019 6,602,858 (42,512,321) (2,718,656) 17,460,967 296,306,867 4,873,143 918,785
* Purchases include reinvestment of income and realized gain distributions, as applicable.
** Non-income producing security.

56 - Notes to Financial Statements - April 30, 2023 (unaudited) - Investor Destination Funds
5. Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023.
During the six months ended April 30, 2023, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended April 30, 2023, none of the Funds engaged in interfund lending.
6. Investment Transactions
For the six months ended April 30, 2023, purchases and sales of securities (excluding short-term securities) were as follows:
7. Portfolio Investment Risks
(a) Risks Associated with Underlying Funds
The Underlying Funds in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfunds for series of the Trust or at the SEC's website at www.sec.gov.
Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in
Fund Purchases
*
Sales
Investor Destinations Aggressive $ 23,595,574 $ 37,485,706
Investor Destinations Moderately Aggressive 27,511,548 73,989,117
Investor Destinations Moderate 18,083,076 55,704,332
Investor Destinations Moderately Conservative 8,786,466 22,202,122
Investor Destinations Conservative 7,340,621 49,727,819
* Purchases include reinvestments of income and realized gain distributions, as applicable.

Investor Destination Funds - April 30, 2023 (unaudited) - Notes to Financial Statements - 57 the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements and Other Matters
On October 26, 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports. Tailored Shareholder Reports are
concise and visually engaging streamlined annual and semiannual reports that will focus on fund expenses, performance, certain portfolio holdings, and certain other retail-oriented information. Additional in-depth information is available online and for delivery free of charge to investors on request. The rule became effective in January 2023 and there is an 18-month transition period after the effective date with a compliance date of July 2024. Management is currently evaluating the implications of the changes and the impact on financial statement disclosures and reporting requirements.
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
10. Other
As of April 30, 2023, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
11. Federal Tax Information
As of April 30, 2023, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
12. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
Fund % of Shares
Number of
Accounts
Investor Destinations Aggressive 54.07% 3(a)
Investor Destinations Moderately Aggressive 54.49 3(a)
Investor Destinations Moderate 52.73 3(a)
Investor Destinations Moderately Conservative 27.81 1
Investor Destinations Conservative 16.22 1
(a) All or a portion of the accounts are the accounts of affiliated funds.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Investor Destinations Aggressive $ 819,930,233 $ 62,752,735 $ (18,137,401) $ 44,615,334
Investor Destinations Moderately Aggressive 1,205,688,831 84,713,331 (42,094,030) 42,619,301
Investor Destinations Moderate 911,770,743 58,441,496 (44,546,049) 13,895,447
Investor Destinations Moderately Conservative 325,098,544 17,093,833 (19,197,256) (2,103,423)
Investor Destinations Conservative 410,420,036 12,760,550 (29,176,668) (16,416,118)

58 - Notes to Financial Statements - April 30, 2023 (unaudited) - Investor Destination Funds
13. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Investor Destination Funds - April 30, 2023 (Unaudited) - Supplemental Information - 59
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Conservative Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderately Conservative Fund
Continuation of Advisory Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) (the “Advisory Agreements”) must be approved for each series of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory
Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreement, including investment performance, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2022 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
• A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2022)
compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding one or more other share classes.) An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds and advised the
Independent Trustees in connection with their consideration of the data provided by Broadridge and related matters.
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation of the Adviser based on information that was provided.  In such cases, the
Trustees determined that the omission of any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December
2022 to discuss matters related to the continuation of the Advisory Agreements.  In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each meeting with Independent Legal Counsel.  At the Trustees’ regular

60 - Supplemental Information - April 30, 2023 (Unaudited) - Investor Destination Funds
quarterly meeting in December 2022, the Trustees met to give final consideration to information bearing on the continuation of the
Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, financial analysis, and its asset allocation methodology.
• The Adviser’s personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities.
• The financial condition and stability of the Adviser.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds, and benefits to
Nationwide Life Insurance Company derived from guaranteed fixed annuity contracts issued by it and held until recently by certain of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.
The Trustees considered that, although each Fund was shown to pay actual management fees higher than its peer group median, its total expense ratio (including 12b-1/non-12b-1 fees) was at a level lower than the Fund’s peer group median (other than the total expense ratio of Nationwide Investor Destinations Moderately Conservative Fund, which was above the peer group median by less than four bps).  The Trustees noted the Adviser’s view that a Fund’s total expense ratio is a more useful indication of the reasonableness of the cost of the Fund’s investment program than a comparison with other funds’ advisory fees, due to the Funds’
fund-of-funds structure and the wide variety of arrangements used by peers in pricing the advisory services (including as between a fund-of-funds and its underlying funds) within such structures. The Trustees judged that the level of the Funds’ management fees was not so high as to be inconsistent with continuation of the Advisory Agreements.
The Trustees noted that each Fund was shown to have experienced three-year performance for the period ended June 30, 2022 below its peer group median and considered the Adviser’s statement that the Funds underperformed due to a number of factors, including asset allocations within the Funds and the performance of the specific underlying funds in which the Funds invested. The
Trustees considered changes that the Adviser has made to the Funds’ asset allocations and that it expects to make going forward in an effort to improve the Funds’ performance.
The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each Fund, and the other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that the Funds’ advisory fee rate schedules are not subject to contractual breakpoints. The Trustees noted the Adviser’s statement that the advisory fee rate schedules for many of the underlying funds in which the Funds invest are subject to contractual advisory fee breakpoints if the assets of those underlying funds increase

Investor Destination Funds - April 30, 2023 (Unaudited) - Supplemental Information - 61
over certain thresholds, and the Adviser’s view that those breakpoints provide investors benefits arising from the growth of those underlying funds. The Trustees determined to continue to monitor the fees paid at the Fund level to determine whether breakpoints might in the future become appropriate there as well, in light of any economies related to the asset allocation function that are not appropriately shared through breakpoints at the underlying fund level. The Board also considered the extent to which economies of scale realized by the Adviser could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2022.
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Mutual Funds (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”).  The Trust’s Board of Trustees (the “Board”) has designated
Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a Liquidity Risk
Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets.  The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets.  Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1)
the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;  and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.  Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the  investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.   Each
Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 13, 2023, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2021 through November 30, 2022. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

Investor Destinations Funds - April 30, 2023 (unaudited) - Management Information - 63
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 47 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

64 - Management Information - April 30, 2023 (unaudited) - Investor Destinations Funds
Interested Trustee
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 116
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Investor Destinations Funds - April 30, 2023 (unaudited) - Management Information - 65
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Kevin T. Jestice
Year of Birth Positions Held with Funds and Length of Time Served
1980 President, Chief Executive Officer and Principal Executive Officer since March 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Jestice is President and Chief Executive Officer of Nationwide Funds Group and is a Senior Vice President of Nationwide Mutual Insurance
Company.
=
1
He previously served as Vice President of Internal Sales and Service (ISS) and Institutional Investments Distribution (IID) for Nationwide
Financial Services, Inc. Prior to joining Nationwide in 2020, Mr. Jestice served as Principal, Head of Enterprise Advice and as Principal, Head of
Institutional Investor Services at The Vanguard Group, Inc. for more than 13 years.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1963 Senior Vice President and Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group and is a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the Trust’s Treasurer and Principal Financial Officer, and served temporarily as the Trust’s President,
Chief Executive Officer and Principal Executive Officer from September 2022 until March 2023.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
1
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
1

Investor Destinations Funds - April 30, 2023 (unaudited) - Market Index Definitions - 67
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

68 - Market Index Definitions - April 30, 2023 (unaudited) - Investor Destinations Funds
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

Investor Destinations Funds - April 30, 2023 (unaudited) - Market Index Definitions - 69
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the info rmation on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.

70 - Market Index Definitions - April 30, 2023 (unaudited) - Investor Destinations Funds
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

Investor Destinations Funds - April 30, 2023 (unaudited) - Market Index Definitions - 71
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

72 - Glossary - April 30, 2023 (unaudited) - Investor Destinations Funds
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds.
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

Investor Destinations Funds - April 30, 2023 (unaudited) - Glossary - 73
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500
®
Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market Capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Mutual Fund: A pooled, diversified portfolio of securities managed by a professional portfolio manager. The pooled funds come from individual investors who purchase shares of the mutual fund.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.

74 - Glossary - April 30, 2023 (unaudited) - Investor Destinations Funds
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Share: Also known as stocks or shares of stock, are a portion of ownership of a company’s equity. The value of a share is based on how the company divided its equity into units. Shares entitle the share owner to a portion of the company’s profits (or gain in stock price). This also applies to a drop in the stock price, as the value of the share will go down with it.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-ID (6-23)
Call 800-848-0920 to request a summary prospectus , statutory prospec tus, or SAI. You can also download regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
T he Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of
Nationwid e Mutual Insurance Company. © 2023

Semiannual Report
April 30, 2023 (Unaudited)
Nationwide Mutual Funds
Fixed Income Funds
Nationwide BNY Mellon Core Plus Bond ESG Fund
Nationwide Bond Fund
Nationwide Government Money Market Fund
Nationwide Inflation-Protected Securities Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
IMPORTANT INFORMATION
As permitted by the Securities and Exchange Commission, Nationwide Mutual Funds
no longer mails paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports . Instead, Nationwide Mutual Funds posts the reports on the Funds’ website, nationwide.com/ mutualfundprospectuses , and mails you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you do not need to take any action. If you wish to receive reports and other Fund documents via eDelivery
you may elect this option
by contacting your financial intermediary (such as a
broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-
848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, please contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, please call Shareholder Services at 800-848-0920 to register your preference, and tell them that you wish to continue receiving paper copies of your reports. Your election to receive paper reports applies to all Funds held in your account.

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling
800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Overview 4
Shareholder Expense Example 10
Statements of Investments 13
Statements of Assets and Liabilities 58
Statements of Operations 62
Statements of Changes in Net Assets 64
Financial Highlights 74
Notes to Financial Statements 80
Supplemental Information 106
Management Information 111
Market Index Definitions 114
Glossary 119

Nationwide Mutual Funds - April 30, 2023 (Unaudited) - 1
Message to Investors
Dear Investor,
In these complex and uncertain times, we continue to work with determination to navigate markets and manage the assets entrusted to us. At Nationwide, we hold your confidence in the highest regard, as we strive to provide a broad array of competitive mutual funds to support your diverse investment needs. In addition, we maintain our unshakeable commitment to our employees, communities and you, our investors.
During the semi-annual reporting period ended on April 30, 2023, most asset classes produced a positive investment return. In the early part of the reporting period, equity markets experienced fluctuations as investors reacted to various economic data points. Initial market gains were driven by better-than-expected earnings reports and evidence that inflation had peaked in June
2022. During the second month of the reporting period, however, the market experienced a downturn, with the S&P 500
®
Index falling 5.76% in December 2022. This decline was prompted by comments from Jerome Powell, Chair of the Federal Reserve (“Fed”), who indicated that the Fed anticipated further interest rate increases to quell inflation. Further, the Fed raised the median projection for the federal funds rate to 5.1% by the end of 2023, a figure higher than the
4.6% projected in September 2022.
The unexpectedly hawkish comments from the Fed shifted investor sentiment to extremely negative levels in December 2022. However, for the reporting period, equity markets delivered positive returns. The S&P 500
®
Index gained 8.63%, and the MSCI EAFE
®
Index registered a
24.19% return. For perspective, it is important to recognize that the stock market was highly tumultuous in multiple aspects during 2022. For instance, the level of decline in both the equity and bond markets was notable, as was the degree of volatility seen throughout the year. Further, it is noteworthy that the S&P 500
®
Index closed down 57% of the trading days in 2022. Against
this backdrop, the market exhibited resilience during the reporting period, despite the recent banking stress and concerns about a potential recession in the latter half of 2023.
The economic data was mixed during the reporting period, confounding policymakers, economists, and investors. For example, the Fed Funds Futures market continued to price approximately two to three rate cuts by the end of 2023, while the Fed continued to reassure investors that no rate cuts would commence in 2023. Economic growth was modest during the reporting period. For example, fourth-quarter gross domestic product (“GDP”) rose at a
2.6% annualized pace, a minor reduction from the 3.2% annualized growth rate from the prior quarter, per the U.S. Bureau of Economic Analysis. Likewise, for the first quarter of 2023,
GDP grew at an annualized rate of 1.1%. However, signs of decelerating economic growth in the U.S. economy persisted during the reporting period. For instance, key leading economic indicators, such as the yield curve, the Conference Board’s Leading Economic Index
®
(“LEI”),
and tightening bank lending standards, indicated signs of a nearing recession. It is important to remember that recessions and expansions are usually magnified through the labor market, which has remained highly resilient during the reporting period. With the unemployment rate at an all-time 54-year low, investors remained steadfast that a “soft landing” from a potential recession was still feasible, providing a tailwind for equities.
While the exact timing of a recession remains elusive, the economy is showing signs of slower growth.

2 - April 30, 2023 (Unaudited) - Nationwide Mutual Funds
Despite facing challenges during the reporting period, including the collapse of two regional U.S.
banks and the emergency rescue of Credit Suisse, the S&P 500 Index managed to generate a positive return. Within the S&P 500, communication services, information technology, and consumer staples were the strongest performers. On the other hand, energy, financials, and healthcare were the weakest performers. The easing of the two largest sources of discomfort in 2022, namely the highest inflation in over four decades, coupled with the fastest and most aggressive monetary policy response since the 1980s, was arguably the driving force behind the market’s resurgence during the first quarter of 2023. Further, 2022 saw high-valuation technology stocks lag the overall market. During the reporting period, however, investors flocked to large-cap technology companies as fears of a banking contagion roiled investor confidence and increased investors’ expectations that the Fed would have to lower rates to stem an economic downturn.
As measured by the relative outperformance of the Russell 1000
®
Growth Index over the
Russell 1000
®
Value Index, the various indices exemplified the sentiment and positioning of investors over the reporting period. Investors favored companies with strong balance sheets, exceptional cash flows, and the ability to capture market share against a slowing economic backdrop. Further, investors bid up mega-cap tech stocks as some of the hawkish Fed rhetoric and moderation in inflation that crushed long-duration assets in 2022 abated, giving investors hope that the Fed might be closer to pausing its rate hiking cycle. For the reporting period, the
Russell 1000
®
Growth returned 11.51%, while the Russell 1000
®
Value posted a 4.54% return.
Another notable trend during the reporting period was global markets outperforming domestic markets, as measured by the MSCI Emerging Markets
®
Index, which was up 16.36% during
the reporting period. The S&P 500
®
Index, on the other hand, returned 8.63%. The notable
outperformance was attributed to several factors. First, the U.S. Dollar Index fell by 8.8% during the reporting period and over 11% since reaching a multi-decade high in September 2022.
Second, China’s GDP grew by 4.5% in the first quarter of 2023, reassuring investors that the bullish narrative surrounding China’s growth remained largely intact. Lastly, European banking risks moderated, decreasing the probability of contagion among European banks.
The 2-year Treasury yield epitomized the volatility experienced by the fixed-income market during the reporting period. For example, the 2-year U.S. Treasury yield went from a high of
5.1% on March 8th, 2023, to around 4.0% on March 13th, 2023. Moreover, the yield on the
2-year Treasury moved 0.20% or more for six consecutive days in March, the longest streak since at least 1977. The rapid movement in yields primarily reflected investors’ risk-off appetite and fears that a credit crunch would increase the risk of the Federal Reserve committing a policy error, i.e., pushing the economy into a recession. Further, the ICE BofAML MOVE Index, which tracks bond market volatility, traded at levels not seen since the 2008-2009 Global Financial
Crisis. For perspective, the MOVE Index started the reporting period at 148, increased to over
180 on March 15th, and ended the reporting period at 122.
The recent performance of risk assets during the reporting period is likely attributed to the resurgence of better-than-expected economic data, easing of banking sector pressures, and disinflation trends.
The sustained yield curve inversion over the reporting period reflected the bond market’s elevated anxiety about a potential recession in the year ahead. For example, at the beginning of the reporting period, the spread between the 10-year U.S. Treasury note yield and the 2-year
U.S. Treasury note yield was -0.47. Against the backdrop of a potential Fed policy error, the spread reached a low of -1.07 on March 8th, a level not seen since the 1980s. Due to the crisis in banking, however, the spread began to narrow, which some investors interpreted as an ominous sign that a recession was likely on the horizon. Amidst all the volatility experienced in the bond market during the reporting period, investors allocated cash into money market funds, with money market funds swelling to $5.26 trillion as of April 27th, 2023. The influx into money market funds represented an important shift in investor sentiment and preference during the reporting period. Cash sorting, or investors migrating from non-interest paying deposits to money market funds, was a key concern for investors worried about bank profitability, specifically net

Nationwide Mutual Funds - April 30, 2023 (Unaudited) - 3
interest margins. Ultimately, Treasury bill yields may rise modestly if the Fed continues to hike rates; however, as economic data continues to moderate, the Fed will need to balance financial stability risk against its mission to assuage inflation.
As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial professional. At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.
Sincerely,
Kevin T. Jestice
President and Chief Executive Officer
Nationwide Funds
The following chart provides returns for various market segments for the six-month reporting period that ended April 30, 2023:
Index
Semiannual Total Return
(as of April 30, 2023)
Bloomberg Emerging Markets USD (United States Dollars)
Aggregate Bond Index 10.28%
Bloomberg Municipal Bond Index 7.65%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index 2.89%
Bloomberg U.S. 10-20 Year Treasury Bond Index 11.85%
Bloomberg U.S. Aggregate Bond Index 6.91%
Bloomberg U.S. Corporate High Yield Index 6.21%
MSCI EAFE
®
Index 24.19%
MSCI Emerging Markets
®
Index 16.36%
MSCI ACWI ex USA Index 20.65%
Russell 1000
®
Growth Index 11.51%
Russell 1000
®
Value Index 4.54%
Russell 2000
®
Index -3.45%
S&P 500
®
Index 8.63%
Source: Morningstar

4 - Fund Overview - April 30, 2023 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
Asset Allocation
1
Corporate Bonds 50.8%
Mortgage-Backed Securities 27.0%
U.S. Treasury Obligations 10.4%
Asset-Backed Securities 6.7%
Repurchase Agreement 2.1%
Municipal Bonds 1.7%
Commercial Mortgage-Backed Securities 1.1%
Preferred Stocks 0.6%
Collateralized Mortgage Obligations 0.3%
Foreign Government Securities 0.2%
Futures Contracts (0.1)%
Liabilities in excess of other assets (0.8)%
100.0%
Top Industries
2
Oil, Gas & Consumable Fuels 7.1%
Banks 5.9%
Electric Utilities 4.9%
Capital Markets 3.4%
Diversified Telecommunication Services 2.5%
Health Care Providers & Services 2.4%
Automobiles 2.3%
Consumer Finance 2.0%
Biotechnology 1.9%
Electronic Equipment, Instruments & Components 1.7%
Other Industries
#
65.9%
100.0%
Top Holdings
2
U.S. Treasury Bonds, 1.88%, 2/15/2041 3.4%
U.S. Treasury Bonds, 2.00%, 8/15/2051 2.2%
Verizon Communications, Inc., 1.50%, 9/18/2030 1.8%
U.S. Treasury Notes, 4.00%, 2/29/2028 1.7%
ONEOK Partners LP, 6.85%, 10/15/2037 1.4%
Cedar Funding VII CLO Ltd., 6.25%, 1/20/2031 1.4%
FNMA UMBS, 3.00%, 10/1/2051 1.1%
Corning, Inc., 7.25%, 8/15/2036 1.1%
Bank of America Corp., 6.20%, 11/10/2028 1.1%
Morgan Stanley, 7.25%, 4/1/2032 1.1%
Other Holdings
#
83.7%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

Nationwide Bond Fund - April 30, 2023 (Unaudited) - Fund Overview - 5
Asset Allocation
1
U.S. Treasury Obligations 33.4%
Corporate Bonds 27.4%
Mortgage-Backed Securities 22.6%
Asset-Backed Securities 8.3%
Commercial Mortgage-Backed Securities 2.8%
Collateralized Mortgage Obligations 2.0%
Repurchase Agreement 0.5%
Municipal Bonds 0.5%
Futures Contracts 0.1%
Credit Default Swaps
†
(0.0)%
Other assets in excess of liabilities 2.4%
100.0%
Top Industries
2
Electric Utilities 6.1%
Banks 3.9%
Oil, Gas & Consumable Fuels 2.5%
Capital Markets 2.5%
Aerospace & Defense 1.3%
Ground Transportation 1.1%
Biotechnology 0.9%
Diversified Telecommunication Services 0.7%
Residential REITs 0.7%
Consumer Staples Distribution & Retail 0.6%
Other Industries
#
79.7%
100.0%
Top Holdings
2
U.S. Treasury Bonds, 2.00%, 11/15/2041 4.4%
FNMA UMBS, 2.00%, 4/1/2052 3.1%
FHLMC UMBS, 2.50%, 4/1/2052 2.7%
U.S. Treasury Bonds, 2.25%, 2/15/2052 2.6%
FNMA UMBS, 4.00%, 9/1/2052 2.6%
FNMA UMBS, 2.00%, 8/1/2051 2.3%
U.S. Treasury Notes, 4.25%, 9/30/2024 2.2%
U.S. Treasury Notes, 3.00%, 7/15/2025 2.2%
BBCMS Mortgage Trust, 3.39%, 8/14/2036 1.9%
FNMA UMBS, 3.00%, 5/1/2050 1.8%
Other Holdings
#
74.2%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

6 - Fund Overview - April 30, 2023 (Unaudited) - Nationwide Government Money Market Fund
Asset Allocation
1
Repurchase Agreements 70.9%
U.S. Government Agency Securities 27.5%
U.S. Treasury Obligations 2.8%
Liabilities in excess of other assets (1.2)%
100.0%
Top Holdings
2
FHLB, 4.83%, 8/7/2023 2.3%
FHLB, 4.82%, 8/25/2023 1.7%
FHLB, 4.83%, 5/1/2023 1.7%
FHLB, 4.90%, 7/14/2023 1.7%
U.S. Treasury Notes, 5.17%, 7/31/2024 1.7%
FHLB, 1.00%, 11/1/2023 1.4%
FHLB, 4.84%, 6/7/2023 1.4%
FHLB, 4.83%, 7/13/2023 1.4%
FHLB, 4.77%, 5/8/2023 1.4%
FHLB, 1.00%, 2/1/2024 1.0%
Other Holdings
#
84.3%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

Nationwide Inflation-Protected Securities Fund - April 30, 2023 (Unaudited) - Fund Overview - 7
Asset Allocation
1
U.S. Treasury Obligations 87.8%
U.S. Government Agency Securities 7.6%
Asset-Backed Securities 2.0%
Mortgage-Backed Securities 0.8%
Collateralized Mortgage Obligations 0.8%
Commercial Mortgage-Backed Security
†
0.0%
Other assets in excess of liabilities 1.0%
100.0%
Top Holdings
2
U.S. Treasury Inflation Linked Notes, 0.13%,
7/15/2031 7.6%
U.S. Treasury Inflation Linked Notes, 0.38%,
7/15/2027 6.7%
U.S. Treasury Inflation Linked Notes, 0.63%,
1/15/2026 6.5%
U.S. Treasury Inflation Linked Notes, 0.38%,
7/15/2025 6.2%
U.S. Treasury Inflation Linked Notes, 0.50%,
1/15/2028 6.2%
U.S. Treasury Inflation Linked Bonds, 0.63%,
2/15/2043 6.0%
U.S. Treasury Inflation Linked Bonds, 3.63%,
4/15/2028 5.2%
U.S. Treasury Inflation Linked Notes, 0.13%,
4/15/2025 5.1%
U.S. Treasury Inflation Linked Bonds, 1.38%,
2/15/2044 4.7%
State of Israel AID Bond, 5.50%, 9/18/2023 4.0%
Other Holdings 41.8%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

8 - Fund Overview - April 30, 2023 (Unaudited) - Nationwide Loomis Core Bond Fund
Asset Allocation
1
Corporate Bonds 43.1%
Mortgage-Backed Securities 18.3%
Asset-Backed Securities 11.4%
U.S. Treasury Obligations 9.8%
Commercial Mortgage-Backed Securities 8.4%
Collateralized Mortgage Obligations 7.4%
Repurchase Agreement 0.7%
Short-Term Investment 0.4%
Futures Contracts 0.4%
Other assets in excess of liabilities 0.1%
100.0%
Top Industries
2
Banks 12.0%
Insurance 4.5%
Capital Markets 4.0%
Consumer Finance 2.9%
Electric Utilities 2.3%
Financial Services 1.6%
Semiconductors & Semiconductor Equipment 1.2%
Ground Transportation 1.1%
Electronic Equipment, Instruments & Components 0.9%
Oil, Gas & Consumable Fuels 0.9%
Other Industries
#
68.6%
100.0%
Top Holdings
2
U.S. Treasury Notes, 3.63%, 3/31/2028 3.6%
FHLMC UMBS, 2.50%, 4/1/2052 3.1%
FHLMC UMBS, 3.50%, 6/1/2052 2.2%
U.S. Treasury Bonds, 2.25%, 8/15/2049 2.0%
U.S. Treasury Bonds, 3.00%, 8/15/2052 1.7%
FNMA, 3.50%, 11/25/2043 1.4%
GNMA, 3.00%, 5/20/2052 1.2%
FNMA UMBS, 3.00%, 5/1/2052 1.2%
FNMA, 3.67%, 7/1/2033 1.1%
FNMA UMBS, 3.50%, 8/1/2052 1.1%
Other Holdings
#
81.4%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

Nationwide Loomis Short Term Bond Fund - April 30, 2023 (Unaudited) - Fund Overview - 9
Asset Allocation
1
Corporate Bonds 57.8%
Asset-Backed Securities 22.1%
U.S. Treasury Obligations 11.7%
Commercial Mortgage-Backed Securities 5.1%
Repurchase Agreement 1.6%
Collateralized Mortgage Obligations 0.8%
Mortgage-Backed Securities 0.4%
Futures Contracts (0.1)%
Other assets in excess of liabilities 0.6%
100.0%
Top Industries
2
Banks 12.1%
Insurance 5.0%
Electric Utilities 4.4%
Capital Markets 4.3%
Consumer Finance 4.1%
Ground Transportation 2.2%
Semiconductors & Semiconductor Equipment 1.9%
Oil, Gas & Consumable Fuels 1.9%
Multi-Utilities 1.7%
Financial Services 1.6%
Other Industries
#
60.8%
100.0%
Top Holdings
2
U.S. Treasury Notes, 4.13%, 1/31/2025 8.0%
U.S. Treasury Notes, 4.38%, 10/31/2024 2.8%
U.S. Treasury Notes, 3.88%, 3/31/2025 1.0%
Eversource Energy, 3.80%, 12/1/2023 0.8%
JPMorgan Chase & Co., 5.55%, 12/15/2025 0.8%
WEC Energy Group, Inc., 0.55%, 9/15/2023 0.7%
American Electric Power Co., Inc., 5.29%, 11/1/2023 0.7%
Morgan Stanley, 5.27%, 1/25/2024 0.7%
VMware, Inc., 0.60%, 8/15/2023 0.7%
Guardian Life Global Funding, 1.10%, 6/23/2025 0.6%
Other Holdings
#
83.2%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

10 - Shareholder Expense Example - April 30, 2023 (Unaudited) - Fixed Income Funds
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2022) and continued to hold your shares at the end of the reporting period (April 30, 2023).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2022 through April 30, 2023. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses
Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2022 through April 30, 2023. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 11/1/22
Ending Account
Value($) 4/30/23
Ex penses Paid
During Period ($)
11/1/22 - 4/30/23
Expense Ratio
During Period (%)
11/1/22 - 4/30/23
Nationwide BNY Mellon Core Plus Bond ESG Fund
Class A Shares
Actual
(a)
1,000.00 1,072.60 4.16 0.81
Hypothetical
(a)(b)
1,000.00 1,020.78 4.06 0.81
Class R6 Shares
Actual
(a)
1,000.00 1,075.50 2.47 0.48
Hypothetical
(a)(b)
1,000.00 1,022.41 2.41 0.48
Institutional Service Class Shares
Actual
(a)
1,000.00 1,073.60 3.03 0.59
Hypothetical
(a)(b)
1,000.00 1,021.87 2.96 0.59

Fixed Income Funds - April 30, 2023 (Unaudited) - Shareholder Expense Example - 11
Beginning Account
Value($) 11/1/22
Ending Account
Value($) 4/30/23
Expenses Paid
During Period ($)
11/1/22 - 4/30/23
Expense Ratio
During Period (%)
11/1/22 - 4/30/23
Nationwide Bond Fund
Class A Shares
Actual
(a)
1,000.00 1,066.80 3.79 0.74
Hypothetical
(a)(b)
1,000.00 1,021.12 3.71 0.74
Class C Shares
Actual
(a)
1,000.00 1,062.70 7.72 1.51
Hypothetical
(a)(b)
1,000.00 1,017.31 7.55 1.51
Class R6 Shares
Actual
(a)
1,000.00 1,069.60 2.26 0.44
Hypothetical
(a)(b)
1,000.00 1,022.61 2.21 0.44
Institutional Service Class Shares
Actual
(a)
1,000.00 1,067.90 2.67 0.52
Hypothetical
(a)(b)
1,000.00 1,022.22 2.61 0.52
Nationwide Government Money Market Fund
Class R6 Shares
Actual
(a)
1,000.00 1,019.90 2.15 0.43
Hypothetical
(a)(b)
1,000.00 1,022.66 2.16 0.43
Investor Shares
Actual
(a)
1,000.00 1,019.40 2.65 0.53
Hypothetical
(a)(b)
1,000.00 1,022.17 2.66 0.53
Service Class Shares
Actual
(a)
1,000.00 1,018.40 3.60 0.72
Hypothetical
(a)(b)
1,000.00 1,021.22 3.61 0.72
Nationwide Inflation-Protected Securities Fund
Class A Shares
Actual
(a)
1,000.00 1,043.50 3.70 0.73
Hypothetical
(a)(b)
1,000.00 1,021.17 3.66 0.73
Class R6 Shares
Actual
(a)
1,000.00 1,045.40 1.52 0.30
Hypothetical
(a)(b)
1,000.00 1,023.31 1.51 0.30
Institutional Service Class Shares
Actual
(a)
1,000.00 1,044.60 2.28 0.45
Hypothetical
(a)(b)
1,000.00 1,022.56 2.26 0.45

12 - Shareholder Expense Example - April 30, 2023 (Unaudited) - Fixed Income Funds
Beginning Account
Value($) 11/1/22
Ending Account
Value($) 4/30/23
Expenses Paid
During Period ($)
11/1/22 - 4/30/23
Expense Ratio
During Period (%)
11/1/22 - 4/30/23
Nationwide Loomis Core Bond Fund
Class A Shares
Actual
(a)
1,000.00 1,068.60 4.10 0.80
Hypothetical
(a)(b)
1,000.00 1,020.83 4.01 0.80
Class C Shares
Actual
(a)
1,000.00 1,065.40 6.55 1.28
Hypothetical
(a)(b)
1,000.00 1,018.45 6.41 1.28
Class R6 Shares
Actual
(a)
1,000.00 1,069.90 2.46 0.48
Hypothetical
(a)(b)
1,000.00 1,022.41 2.41 0.48
Institutional Service Class Shares
Actual
(a)
1,000.00 1,068.60 3.74 0.73
Hypothetical
(a)(b)
1,000.00 1,021.17 3.66 0.73
Nationwide Loomis Short-Term Bond Fund
Class A Shares
Actual
(a)
1,000.00 1,039.70 4.05 0.80
Hypothetical
(a)(b)
1,000.00 1,020.83 4.01 0.80
Class C Shares
Actual
(a)
1,000.00 1,036.60 6.56 1.30
Hypothetical
(a)(b)
1,000.00 1,018.35 6.51 1.30
Class R6 Shares
Actual
(a)
1,000.00 1,041.40 2.28 0.45
Hypothetical
(a)(b)
1,000.00 1,022.56 2.26 0.45
Institutional Service Class Shares
Actual
(a)
1,000.00 1,040.70 2.88 0.57
Hypothetical
(a)(b)
1,000.00 1,021.97 2.86 0.57
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2022 through April 30, 2023 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

Nationwide BNY Mellon Core Plus Bond ESG Fund - April 30, 2023 (Unaudited) - Statements of Investments - 13
Asset-Backed Securities 6 .7%
Principal
Amount ($) Value ($)
Airlines 0 .1%
United Airlines Pass-Through
Trust, Series 2016-1, Class
B, 3.65%, 1/7/2026 571,759 530,239
Automobiles 1 .9%
AmeriCredit Automobile
Receivables Trust
Series 2022-1, Class A2,
2.05%, 1/20/2026 315,569 312,645
Series 2022-2, Class B,
4.81%, 4/18/2028 1,088,000 1,083,016
Avis Budget Rental Car
Funding AESOP LLC,
Series 2020-1A, Class A,
2.33%, 8/20/2026(a) 795,000 746,771
Drive Auto Receivables Trust,
Series 2021-2, Class B,
0.58%, 12/15/2025 1,154,893 1,150,603
Exeter Automobile
Receivables Trust, Series
2022-3A, Class B, 4.86%,
12/15/2026 1,058,000 1,046,395
Ford Credit Auto Owner Trust,
Series 2022-C, Class A4,
4.59%, 12/15/2027 1,367,000 1,367,488
Hyundai Auto Receivables
Trust, Series 2022-B, Class
A2A, 3.64%, 5/15/2025 1,525,974 1,511,259
Santander Drive Auto
Receivables Trust
Series 2021-3, Class B,
0.60%, 12/15/2025 781,895 779,839
Series 2022-1, Class B,
2.36%, 8/17/2026 2,300,000 2,244,067
Series 2022-5, Class A3,
4.11%, 8/17/2026 591,000 584,052
10,826,135
Credit Card 0 .6%
Capital One Multi-Asset
Execution Trust, Series
2005-B3, Class B3, 5.81%,
5/15/2028(b) 3,500,000 3,446,200
Equipment Loans & Leases 0 .0%
†
Amur Equipment Finance
Receivables XI LLC, Series
2022-2A, Class A2, 5.30%,
6/21/2028(a) 259,139 257,640
Other 4 .1%
Apidos CLO XXXIX Ltd.,
Series 2022-39A, Class A1,
6.36%, 4/21/2035(a)(b) 3,045,000 3,012,056
Cedar Funding VII CLO Ltd.,
Series 2018-7A, Class A1,
6.25%, 1/20/2031(a)(b) 8,187,726 8,115,076
Cerberus Loan Funding
XXXVII LP, Series 2022-
1A, Class A1, 6.77%,
4/15/2034(a)(b) 2,000,000 1,952,870
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
CF Hippolyta Issuer LLC,
Series 2020-1, Class A1,
1.69%, 7/15/2060(a) 3,372,945 3,060,585
DataBank Issuer, Series
2021-2A, Class A2, 2.40%,
10/25/2051(a) 3,500,000 3,073,917
DB Master Finance LLC,
Series 2021-1A, Class A2II,
2.49%, 11/20/2051(a) 3,505,625 3,005,811
Domino's Pizza Master Issuer
LLC, Series 2021-1A, Class
A2I, 2.66%, 4/25/2051(a) 935,900 808,509
Hilton Grand Vacations Trust,
Series 2022-2A, Class A,
4.30%, 1/25/2037(a) 184,178 179,614
Marlette Funding Trust, Series
2022-3A, Class A, 5.18%,
11/15/2032(a) 257,323 255,233
Textainer Marine Containers
VII Ltd., Series 2021-
2A, Class A, 2.23%,
4/20/2046(a) 840,000 734,915
24,198,586
Total Asset-Backed Securities
(cost $40,540,705)
39,258,800
Collateralized Mortgage Obligations 0 .3%
FHLMC REMICS, Series
4026, Class WJ, 2.75%,
8/15/2041 366,619 351,667
GNMA REMICS, Series
2023-19, Class WB, 5.70%,
11/20/2051(b) 864,058 903,396
Towd Point Mortgage Trust,
Series 2023-1, Class A1,
3.75%, 1/25/2063(a) 593,369 556,783
Total Collateralized Mortgage Obligations
(cost $1,807,808)
1,811,846
Commercial Mortgage-Backed Securities 1 .1%
GNMA REMICS
Series 2018-17, Class MA,
2.60%, 5/1/2052 2,438,347 2,185,167
Series 2019-131, Class AD,
2.50%, 8/16/2060 4,814,141 4,215,422
Total Commercial Mortgage-Backed
Securities
(cost $7,261,425) 6,400,589

14 - Statements of Investments - April 30, 2023 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
Corporate Bonds 50 .8%
Principal
Amount ($) Value ($)
Aerospace & Defense 0 .2%
Rolls-Royce plc ,
5.75%, 10/15/2027(a) 1,156,000 1,153,647
Automobiles 2 .3%
Ford Motor Co. ,
3.25%, 2/12/2032 7,550,000 5,855,151
General Motors Co. ,
6.80%, 10/1/2027 1,500,000 1,585,415
5.60%, 10/15/2032(c) 5,870,000 5,750,875
13,191,441
Banks 5 .9%
Bank of America Corp. ,
(SOFR + 1.99%), 6.20%,
11/10/2028(d) 6,375,000 6,647,026
Citigroup, Inc. ,
3.20%, 10/21/2026 2,000,000 1,899,147
(CME Term SOFR 3
Month + 1.60%), 3.98%,
3/20/2030(d) 3,325,000 3,119,458
Comerica, Inc. ,
3.70%, 7/31/2023 2,215,000 2,192,889
ING Groep NV ,
(SOFR + 1.64%), 3.87%,
3/28/2026(d) 2,533,000 2,452,637
JPMorgan Chase & Co. ,
(SOFR + 0.49%), 0.77%,
8/9/2025(d) 3,000,000 2,820,510
(SOFR + 1.07%), 1.95%,
2/4/2032(d) 8,045,000 6,484,725
Mizuho Financial Group, Inc. ,
4.02%, 3/5/2028 5,715,000 5,462,150
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.09%), 4.76%,
1/26/2027(d) 3,000,000 2,965,730
Santander Holdings USA, Inc. ,
(SOFR + 2.36%), 6.50%,
3/9/2029(d) 417,000 419,157
34,463,429
Beverages 0 .3%
Anheuser-Busch InBev
Worldwide, Inc. ,
4.50%, 6/1/2050 1,625,000 1,535,370
Biotechnology 1 .9%
AbbVie, Inc. ,
4.05%, 11/21/2039 1,965,000 1,738,182
Amgen, Inc. ,
3.00%, 2/22/2029(c) 4,900,000 4,548,628
5.15%, 11/15/2041 3,875,000 3,773,295
5.38%, 5/15/2043 1,320,000 1,292,557
11,352,662
Broadline Retail 0 .2%
Macy's Retail Holdings LLC ,
5.88%, 3/15/2030(a) 1,015,000 901,254
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products 1 .4%
Carrier Global Corp. ,
2.72%, 2/15/2030 4,000,000 3,502,315
Johnson Controls International
plc ,
1.75%, 9/15/2030 3,760,000 3,119,709
Smyrna Ready Mix Concrete
LLC ,
6.00%, 11/1/2028(a) 1,756,000 1,643,487
8,265,511
Capital Markets 3 .4%
Charles Schwab Corp. (The) ,
1.95%, 12/1/2031 5,830,000 4,562,441
Credit Suisse Group AG ,
(SOFR + 3.92%), 6.54%,
8/12/2033(a)(d) 460,000 466,253
Deutsche Bank AG ,
(SOFR + 3.18%), 6.72%,
1/18/2029(d) 799,000 812,391
(SOFR + 3.65%), 7.08%,
2/10/2034(d) 978,000 914,967
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 1.51%), 4.39%,
6/15/2027(d) 3,250,000 3,193,455
(SOFR + 1.09%), 1.99%,
1/27/2032(d) 4,040,000 3,234,679
Morgan Stanley ,
7.25%, 4/1/2032 5,600,000 6,605,083
19,789,269
Chemicals 1 .3%
Braskem Netherlands Finance
BV ,
5.88%, 1/31/2050(a) 1,881,000 1,434,993
Celanese US Holdings LLC ,
6.17%, 7/15/2027(c) 2,586,000 2,617,678
LG Chem Ltd. ,
2.38%, 7/7/2031(a) 3,750,000 3,099,586
Nutrien Ltd. ,
4.90%, 3/27/2028 188,000 188,771
7,341,028
Commercial Services & Supplies 0 .4%
ILFC E-Capital Trust I ,
+ 1.55%, 14.50% Cap),
6.55%, 12/21/2065(a)(d) 3,800,000 2,451,000
Construction & Engineering 0 .2%
Promontoria Holding 264 BV ,
7.88%, 3/1/2027(a) 1,014,000 1,025,407
Consumer Finance 1 .6%
Capital One Financial Corp. ,
(SOFR + 0.69%), 5.53%,
12/6/2024(d) 4,295,000 4,204,547
Discover Financial Services ,
6.70%, 11/29/2032 517,000 547,029
General Motors Financial Co.,
Inc. ,
2.40%, 10/15/2028 1,000,000 858,345

Nationwide BNY Mellon Core Plus Bond ESG Fund - April 30, 2023 (Unaudited) - Statements of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Synchrony Financial ,
2.88%, 10/28/2031 4,775,000 3,516,545
9,126,466
Containers & Packaging 0 .6%
Ardagh Metal Packaging
Finance USA LLC ,
6.00%, 6/15/2027(a) 3,200,000 3,184,175
Sealed Air Corp. ,
6.13%, 2/1/2028(a) 88,000 89,294
3,273,469
Diversified REITs 0 .6%
Simon Property Group LP ,
5.85%, 3/8/2053 566,000 574,558
Vornado Realty LP ,
2.15%, 6/1/2026 3,561,000 2,954,029
3,528,587
Diversified Telecommunication Services 2 .5%
AT&T, Inc. ,
3.55%, 9/15/2055 4,360,000 3,094,276
CCO Holdings LLC ,
4.50%, 5/1/2032(a) 1,500,000 1,200,862
Verizon Communications, Inc. ,
1.50%, 9/18/2030(c) 12,970,000 10,493,400
14,788,538
Electric Utilities 4 .9%
Avangrid, Inc. ,
3.20%, 4/15/2025 2,800,000 2,688,216
CenterPoint Energy Houston
Electric LLC ,
5.30%, 4/1/2053 169,000 176,923
Commonwealth Edison Co. ,
3.70%, 8/15/2028 2,090,000 2,020,064
Duke Energy Carolinas LLC ,
3.95%, 11/15/2028 3,795,000 3,739,497
Duke Energy Corp. ,
5.00%, 8/15/2052 2,415,000 2,265,874
Enel Finance America LLC ,
2.88%, 7/12/2041(a) 3,969,000 2,643,029
Enel Finance International NV ,
5.00%, 6/15/2032(a) 3,200,000 3,043,219
Eversource Energy ,
Series R, 1.65%,
8/15/2030(c) 3,200,000 2,605,536
Indiana Michigan Power Co. ,
5.63%, 4/1/2053 122,000 129,788
New England Power Co. ,
5.94%, 11/25/2052(a) 1,186,000 1,299,925
PPL Electric Utilities Corp. ,
3.95%, 6/1/2047 1,730,000 1,491,691
Sociedad de Transmision
Austral SA ,
4.00%, 1/27/2032(a) 3,750,000 3,212,908
Southern Co. (The) ,
Series A, 3.70%, 4/30/2030 3,750,000 3,511,838
28,828,508
Corporate Bonds
Principal
Amount ($) Value ($)
Electrical Equipment 0 .3%
Eaton Corp. ,
4.15%, 3/15/2033 2,000,000 1,924,028
Electronic Equipment, Instruments & Components 1 .7%
Corning, Inc. ,
7.25%, 8/15/2036 6,312,000 6,662,827
5.75%, 8/15/2040 3,000,000 3,150,019
9,812,846
Energy Equipment & Services 0 .3%
Baker Hughes Holdings LLC ,
3.14%, 11/7/2029 2,000,000 1,816,729
Entertainment 0 .4%
Netflix, Inc. ,
5.88%, 11/15/2028 628,000 659,772
Warnermedia Holdings, Inc. ,
3.64%, 3/15/2025(a) 1,442,000 1,395,690
2,055,462
Financial Services 0 .9%
EDP Finance BV ,
6.30%, 10/11/2027(a) 200,000 210,720
Fiserv, Inc. ,
5.60%, 3/2/2033 379,000 395,207
Global Payments, Inc. ,
5.40%, 8/15/2032 896,000 886,196
Jackson Financial, Inc. ,
3.13%, 11/23/2031 3,720,000 3,000,975
Synchrony Bank ,
5.40%, 8/22/2025 997,000 950,772
5,443,870
Food Products 0 .2%
NBM US Holdings, Inc. ,
7.00%, 5/14/2026(a) 1,385,000 1,348,228
Ground Transportation 1 .1%
Simpar Europe SA ,
5.20%, 1/26/2031(a) 2,500,000 1,849,899
Triton Container International
Ltd. ,
3.15%, 6/15/2031(a) 590,000 467,859
Union Pacific Corp. ,
4.95%, 9/9/2052(c) 4,000,000 4,078,974
6,396,732
Health Care Providers & Services 2 .4%
AdaptHealth LLC ,
5.13%, 3/1/2030(a) 6,400,000 5,296,000
Elevance Health, Inc. ,
5.10%, 1/15/2044 4,000,000 3,888,320
HCA, Inc. ,
4.50%, 2/15/2027 4,135,000 4,060,008
3.13%, 3/15/2027(a)(c) 384,000 360,576
Tenet Healthcare Corp. ,
4.88%, 1/1/2026 652,000 642,126
14,247,030
Health Care REITs 0 .4%
Healthpeak OP LLC ,
3.40%, 2/1/2025 178,000 172,826

16 - Statements of Investments - April 30, 2023 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care REITs
Ventas Realty LP ,
4.00%, 3/1/2028 2,300,000 2,175,369
2,348,195
Hotels, Restaurants & Leisure 0 .0%
†
Caesars Entertainment, Inc. ,
7.00%, 2/15/2030(a) 51,000 51,455
Household Durables 0 .2%
Newell Brands, Inc. ,
6.38%, 9/15/2027 509,000 501,365
6.63%, 9/15/2029 452,000 446,497
947,862
Independent Power and Renewable Electricity Producers
0 .8%
AES Corp. (The) ,
2.45%, 1/15/2031(c) 3,750,000 3,077,739
Constellation Energy
Generation LLC ,
5.80%, 3/1/2033 1,312,000 1,368,665
4,446,404
Industrial REITs 0 .2%
Rexford Industrial Realty LP ,
2.15%, 9/1/2031 1,110,000 885,399
Insurance 1 .4%
Prudential Financial, Inc. ,
5.70%, 12/14/2036 3,416,000 3,678,009
SBL Holdings, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 5.62%),
6.50%, 11/13/2026(a)(d)(e) 7,500,000 4,366,425
8,044,434
Machinery 0 .1%
TK Elevator US Newco, Inc. ,
5.25%, 7/15/2027(a) 855,000 799,311
Media 1 .0%
Comcast Corp. ,
4.65%, 2/15/2033(c) 5,500,000 5,567,614
Multi-Utilities 0 .0%
†
NiSource, Inc. ,
5.25%, 3/30/2028 158,000 161,380
Office REITs 0 .2%
Alexandria Real Estate
Equities, Inc. ,
4.75%, 4/15/2035 378,000 359,816
Boston Properties LP ,
3.80%, 2/1/2024 890,000 870,520
1,230,336
Oil, Gas & Consumable Fuels 7 .1%
Aker BP ASA ,
2.00%, 7/15/2026(a) 4,500,000 4,101,955
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
BP Capital Markets plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.04%),
4.38%, 6/22/2025(d)(e) 2,105,000 2,019,351
Crestwood Midstream
Partners LP ,
7.38%, 2/1/2031(a) 114,000 114,000
CVR Energy, Inc. ,
5.25%, 2/15/2025(a) 895,000 865,322
DT Midstream, Inc. ,
4.30%, 4/15/2032(a) 1,392,000 1,260,954
Enbridge, Inc. ,
5.70%, 3/8/2033 929,000 964,758
Energy Transfer LP ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(d)(e) 487,000 410,298
Enterprise Products Operating
LLC ,
4.80%, 2/1/2049 1,915,000 1,767,931
EQT Corp. ,
5.68%, 10/1/2025 402,000 400,920
FS Luxembourg Sarl ,
10.00%, 12/15/2025(a) 2,000,000 1,990,653
Occidental Petroleum Corp. ,
6.63%, 9/1/2030 2,000,000 2,135,000
ONEOK Partners LP ,
6.85%, 10/15/2037 7,593,000 8,133,412
ONEOK, Inc. ,
6.10%, 11/15/2032(c) 2,032,000 2,124,404
Parkland Corp. ,
4.50%, 10/1/2029(a) 2,000,000 1,752,500
Valero Energy Corp. ,
8.75%, 6/15/2030 2,500,000 2,972,549
7.50%, 4/15/2032 2,641,000 3,040,959
6.63%, 6/15/2037 3,500,000 3,840,531
4.00%, 6/1/2052 816,000 627,034
Western Midstream Operating
LP ,
6.15%, 4/1/2033 166,000 168,790
Williams Cos., Inc. (The) ,
2.60%, 3/15/2031 3,500,000 2,973,489
41,664,810
Passenger Airlines 0 .1%
United Airlines, Inc. ,
4.63%, 4/15/2029(a) 902,000 816,334
Pharmaceuticals 0 .1%
Teva Pharmaceutical Finance
Netherlands III BV ,
5.13%, 5/9/2029(c) 285,000 264,373
Semiconductors & Semiconductor Equipment 1 .1%
Intel Corp. ,
5.20%, 2/10/2033 190,000 194,014
5.70%, 2/10/2053 125,000 127,853

Nationwide BNY Mellon Core Plus Bond ESG Fund - April 30, 2023 (Unaudited) - Statements of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Micron Technology, Inc. ,
2.70%, 4/15/2032 3,750,000 3,003,323
NXP BV ,
3.40%, 5/1/2030 3,500,000 3,146,311
6,471,501
Software 0 .9%
Oracle Corp. ,
5.55%, 2/6/2053 248,000 238,263
Salesforce, Inc. ,
2.70%, 7/15/2041 3,565,000 2,666,293
VMware, Inc. ,
2.20%, 8/15/2031 2,870,000 2,275,316
5,179,872
Specialized REITs 0 .8%
Equinix, Inc. ,
3.90%, 4/15/2032 3,000,000 2,733,520
Extra Space Storage LP ,
5.70%, 4/1/2028 405,000 414,394
Iron Mountain, Inc. ,
4.88%, 9/15/2027(a) 1,711,000 1,630,748
4,778,662
Specialty Retail 0 .4%
Lowe's Cos., Inc. ,
2.80%, 9/15/2041 3,395,000 2,405,547
Technology Hardware, Storage & Peripherals 0 .7%
Dell International LLC ,
3.45%, 12/15/2051(a) 2,555,000 1,679,484
Lenovo Group Ltd. ,
6.54%, 7/27/2032(a) 2,328,000 2,340,594
4,020,078
Tobacco 0 .3%
Philip Morris International,
Inc. ,
5.63%, 11/17/2029 281,000 293,503
2.10%, 5/1/2030(c) 1,825,000 1,533,563
1,827,066
Wireless Telecommunication Services 0 .0%
†
T-Mobile USA, Inc. ,
4.95%, 3/15/2028 258,000 260,758
Total Corporate Bonds
(cost $320,667,200)
296,231,902
Foreign Government Securities 0 .2%
COLOMBIA 0.0%
†
Republic of Colombia,
7.50%, 2/2/2034 203,000 194,464
HUNGARY 0.1%
Hungary Government Bond,
6.75%, 9/25/2052(a) 400,000 415,040
Foreign Government Securities
Principal
Amount ($) Value ($)
ROMANIA 0.1%
Romania Government Bond,
7.63%, 1/17/2053(a) 370,000 398,490
Total Foreign Government Securities
(cost $952,512)
1,007,994
Mortgage-Backed Securities 27 .0%
FHLMC Gold Pool
Pool# J14732
4.00%, 3/1/2026 6 6
Pool# C91768
3.50%, 7/1/2034 1,987,381 1,937,646
Pool# G30692
3.50%, 8/1/2034 2,596,198 2,531,282
Pool# G30782
3.50%, 2/1/2035 699,049 681,550
Pool# C91859
3.50%, 12/1/2035 684,813 662,587
Pool# C91868
3.50%, 4/1/2036 1,691,438 1,636,537
Pool# Q10392
3.50%, 8/1/2042 1,039,793 993,118
Pool# G08541
3.50%, 8/1/2043 1,509,829 1,441,238
Pool# G08554
3.50%, 10/1/2043 863,059 823,357
Pool# G08588
4.00%, 5/1/2044 596,048 582,208
Pool# G08721
3.00%, 9/1/2046 2,150,654 1,975,480
Pool# G08726
3.00%, 10/1/2046 3,140,088 2,890,966
FHLMC UMBS Pool
Pool# SB0548
2.00%, 7/1/2036 4,999,204 4,515,664
Pool# RB5076
2.00%, 8/1/2040 7,440,583 6,370,391
Pool# SD0040
3.00%, 7/1/2049 1,689,788 1,532,788
Pool# SD8036
3.00%, 1/1/2050 1,240,344 1,123,181
Pool# SD0612
2.50%, 11/1/2050 3,654,616 3,232,690
Pool# SD1607
2.50%, 3/1/2052 6,723,645 5,908,613
Pool# RA7557
4.50%, 6/1/2052 4,498,894 4,400,405
Pool# SD1716
5.00%, 9/1/2052 3,447,780 3,494,496
Pool# SD1686
5.50%, 9/1/2052 2,845,824 2,919,965
Pool# SD1853
5.50%, 11/1/2052 1,467,305 1,517,069
FNMA UMBS Pool
Pool# MA2124
3.00%, 12/1/2029 359,988 346,617
Pool# AL6591
3.00%, 9/1/2033 1,986,881 1,874,365

18 - Statements of Investments - April 30, 2023 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA1608
3.50%, 10/1/2033 2,553,744 2,487,250
Pool# MA1982
3.50%, 8/1/2034 2,681,231 2,611,417
Pool# MA2610
3.00%, 5/1/2036 2,382,306 2,237,040
Pool# MA3697
3.00%, 7/1/2039 1,588,781 1,478,828
Pool# AE0311
3.50%, 8/1/2040 1,747,923 1,669,932
Pool# AB1845
4.00%, 11/1/2040 1,805,993 1,766,694
Pool# AJ9278
3.50%, 12/1/2041 1,925,351 1,836,960
Pool# AW8165
4.00%, 1/1/2042 1,428,904 1,397,805
Pool# AL2866
3.50%, 11/1/2042 1,455,768 1,385,387
Pool# AU2592
3.50%, 8/1/2043 1,317,618 1,256,835
Pool# AX4312
3.50%, 2/1/2045 754,471 713,055
Pool# AZ7353
3.50%, 11/1/2045 1,166,034 1,100,942
Pool# AS6408
3.50%, 1/1/2046 1,774,993 1,675,901
Pool# AS8583
3.50%, 1/1/2047 3,159,329 2,982,937
Pool# MA3088
4.00%, 8/1/2047 705,254 686,113
Pool# CA1191
3.50%, 11/1/2047 1,843,478 1,731,395
Pool# MA3305
3.50%, 3/1/2048 1,504,689 1,418,570
Pool# MA3744
3.00%, 8/1/2049 1,561,095 1,413,716
Pool# FS2253
3.50%, 4/1/2050 1,845,162 1,732,642
Pool# CA7972
3.00%, 9/1/2050 7,108,762 6,419,218
Pool# FM7398
2.50%, 6/1/2051 4,809,788 4,239,675
Pool# FM9134
3.00%, 6/1/2051 4,814,724 4,433,687
Pool# FP0012
3.00%, 8/1/2051 1,268,495 1,158,978
Pool# MA4439
3.00%, 10/1/2051 7,439,538 6,696,447
Pool# FS2838
2.50%, 4/1/2052 1,158,750 1,019,898
Pool# FS3537
2.50%, 4/1/2052 1,091,934 962,614
Pool# CB3678
4.00%, 5/1/2052 3,088,834 2,953,980
Pool# FS1855
4.00%, 5/1/2052 2,826,552 2,723,904
Pool# MA4625
3.50%, 6/1/2052 3,123,650 2,902,826
Pool# CB3851
4.00%, 6/1/2052 1,995,686 1,936,278
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4684
4.50%, 6/1/2052 5,819,097 5,689,309
Pool# FS2513
4.00%, 7/1/2052 5,967,281 5,739,040
Pool# FS2323
4.00%, 7/1/2052 2,186,125 2,098,279
Pool# FS2293
4.50%, 7/1/2052 5,969,646 5,877,658
Pool# FS2257
4.50%, 7/1/2052 1,557,732 1,531,493
Pool# CB4037
5.00%, 7/1/2052 2,984,399 2,967,454
Pool# BV7937
4.00%, 8/1/2052 3,080,259 2,945,204
Pool# FS2790
5.00%, 9/1/2052 4,485,385 4,489,864
Pool# FS3210
5.00%, 9/1/2052 1,967,706 1,966,558
Pool# FS3220
5.50%, 11/1/2052 2,828,748 2,856,465
GNMA Pool# BT6867 ,
3.00%, 5/20/2050 1,150,766
1,055,857
Total Mortgage-Backed Securities
(cost $165,942,491)
157,640,324
Municipal Bonds 1 .7%
California 0 .7%
City of San Francisco CA
Public Utilities Commission
Water Revenue, RB, Series
A, 3.47%, 11/1/2043 5,000,000 4,089,675
Michigan 0 .2%
University of Michigan, RB,
Series C, 3.60%, 4/1/2047 1,145,000 1,024,926
Virginia 0 .8%
City of Richmond VA Public
Utility Revenue, RB, 2.50%,
1/15/2029 2,450,000 2,210,526
Virginia College Building
Authority, RB, Series B,
2.17%, 2/1/2034 3,465,000 2,768,693
4,979,219
Total Municipal Bonds
(cost $12,210,009)
10,093,820
U.S. Treasury Obligations 10 .4%
U.S. Treasury Bonds
1.88%, 2/15/2041 26,913,200 20,217,490
4.00%, 11/15/2042 1,147,300 1,181,719
2.00%, 8/15/2051 18,478,400 13,006,340
3.63%, 2/15/2053 582,900 577,982

Nationwide BNY Mellon Core Plus Bond ESG Fund - April 30, 2023 (Unaudited) - Statements of Investments - 19
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
1.75%, 5/15/2023 2,500,000 2,497,232
1.50%, 2/29/2024 5,793,000 5,633,466
0.38%, 4/30/2025 2,106,600 1,959,138
0.63%, 12/31/2027 2,299,600 2,013,677
4.00%, 2/29/2028 9,737,900 9,952,438
3.63%, 3/31/2030 3,155,000 3,184,085
3.50%, 2/15/2033 545,500 548,739
Total U.S. Treasury Obligations
(cost $69,959,497)
60,772,306
Preferred Stocks 0 .6%
Shares
Consumer Finance 0 .4%
Capital One Financial Corp.,
4.80%, 6/1/2025(f) 128,250 2,495,745
Financial Services 0 .0%
†
FHLMC, + 0.00%,
7.88% Floor), 8.38%,
12/31/2027*(d)(f) 35,000 52,500
Mortgage Real Estate Investment Trusts (REITs) 0 .2%
Two Harbors Investment
Corp., + 5.35%), 7.63%,
7/27/2027(d)(f) 50,000 950,000
Total Preferred Stocks
(cost $5,403,070)
3,498,245
Repurchase Agreement 2 .1%
Principal
Amount ($)
CF Secured, LLC
4.77%, dated 4/28/2023,
due 5/1/2023, repurchase
price $12,175,749,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
5/15/2023 - 2/15/2053;
total market value
$12,419,265. (g)(h) 12,170,911 12,170,911
Total Repurchase Agreement
(cost $12,170,911)
12,170,911
Total Investments
(cost $636,915,628) — 100.9%
588,886,737
Liabilities in excess of other
assets — (0.9)% (4,966,442)
NET ASSETS — 100.0%
$ 583,920,295
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2023 was
$86,121,056 which represents 14.75% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of April 30, 2023.
(c) The security or a portion of this security is on loan as of April
30, 2023. The total value of securities on loan as of April 30,
2023 was $14,559,752, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $12,170,911 and by $2,703,481 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 4.38%, and maturity dates ranging from
9/15/2023 – 2/15/2052, a total value of $14,874,392.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2023.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2023. The
maturity date reflects the next call date.
(f) The date shown reflects the next call date on which the
issuer may redeem the security at par value. The coupon
rate for this security is based on par value and is currently in effect as of April 30, 2023.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2023 was $12,170,911.
(h) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities

20 - Statements of Investments - April 30, 2023 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
Futures contracts outstanding as of April 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 25 6/2023 USD 5,154,102 47,199
U.S. Treasury 5 Year Note 170 6/2023 USD 18,656,172 215,549
U.S. Treasury Long Bond 25 6/2023 USD 3,291,406 131,321
U.S. Treasury Ultra Bond 88 6/2023 USD 12,443,750 383,894
Total long contracts 777,963
Short Contracts
U.S. Treasury 10 Year Note (29) 6/2023 USD (3,340,891) (12,273)
U.S. Treasury 10 Year Ultra Note (276) 6/2023 USD (33,521,062) (1,139,073)
Total short contracts (1,151,346)
Net contracts (373,383)
As of April 30, 2023, the Fund had $402,448 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Bond Fund - April 30, 2023 (Unaudited) - Statements of Investments - 21
+
Asset-Backed Securities 8 .3%
Principal
Amount ($) Value ($)
Airlines 0 .7%
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(a) 805,405 718,044
United Airlines Pass-Through
Trust, Series 2020-1, Class
A, 5.88%, 10/15/2027 1,221,762 1,221,527
1,939,571
Home Equity 0 .1%
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
6.27%, 1/25/2036(b) 282,367 276,243
Other 7 .5%
Apidos CLO XXII, Series
2015-22A, Class A1R,
6.31%, 4/20/2031(a)(b) 1,000,000 990,076
Apidos CLO XXXIV, Series
2020-34A, Class A1R,
6.40%, 1/20/2035(a)(b) 750,000 733,600
Ares LVI CLO Ltd., Series
2020-56A, Class AR,
6.42%, 10/25/2034(a)(b) 500,000 489,057
Ares LXIII CLO Ltd., Series
2022-63A, Class A1A,
6.43%, 4/20/2035(a)(b) 1,000,000 979,493
Broad River Bsl Funding CLO
Ltd., Series 2020-1A, Class
AR, 6.42%, 7/20/2034(a)(b) 1,000,000 976,827
Carlyle Global Market
Strategies CLO Ltd., Series
2016-1A, Class A1R2,
6.39%, 4/20/2034(a)(b) 200,000 195,689
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class A1R,
6.41%, 10/17/2034(a)(b) 500,000 489,824
CVS Pass-Through Trust,
6.94%, 1/10/2030 1,192,738 1,232,051
Dryden 86 CLO Ltd.
Series 2020-86A, Class
A1R, 6.36%, 7/17/2034(a)
(b) 1,150,000 1,124,224
Series 2020-86A, Class BR,
6.96%, 7/17/2034(a)(b) 850,000 826,973
FCI Funding LLC, Series
2021-1A, Class A, 1.13%,
4/15/2033(a) 178,184 170,060
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 810,713 738,864
Goodgreen
Series 2019-2A, Class A,
2.76%, 4/15/2055(a) 963,390 810,656
Series 2022-1A, Class A,
3.84%, 10/15/2056(a) 613,395 550,722
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(a) 92,954 83,866
HERO Funding Trust
Series 2015-2A, Class A,
3.99%, 9/20/2040(a) 106,774 97,869
Series 2015-1A, Class A,
3.84%, 9/21/2040(a) 462,836 421,609
Series 2015-3A, Class A,
4.28%, 9/20/2041(a) 421,305 390,413
Invesco CLO Ltd.
Series 2021-1A, Class A1,
6.26%, 4/15/2034(a)(b) 400,000 389,440
Series 2021-2A, Class A,
6.38%, 7/15/2034(a)(b) 1,000,000 979,476
LCM 37 Ltd., Series
37A, Class A1, 6.47%,
4/15/2034(a)(b) 500,000 493,151
Magnetite XXVIII Ltd., Series
2020-28A, Class AR,
6.38%, 1/20/2035(a)(b) 1,000,000 977,089
Magnetite XXXII Ltd., Series
2022-32A, Class A, 6.34%,
4/15/2035(a)(b) 500,000 495,315
Neuberger Berman Loan
Advisers CLO 32 Ltd.,
Series 2019-32A, Class AR,
6.26%, 1/20/2032(a)(b) 500,000 493,981
Neuberger Berman Loan
Advisers CLO 38 Ltd.,
Series 2020-38A, Class AR,
6.39%, 10/20/2035(a)(b) 1,000,000 982,133
NRZ Advance Receivables
Trust
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 1,700,000 1,660,950
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 200,000 195,165
Reese Park CLO Ltd., Series
2020-1A, Class AR, 6.39%,
10/15/2034(a)(b) 400,000 391,432
Renew, Series 2018-1, Class
A, 3.95%, 9/20/2053(a) 887,611 788,842
RR 1 LLC, Series 2017-
1A, Class A1AB, 6.41%,
7/15/2035(a)(b) 1,000,000 980,248
Wellman Park CLO Ltd.,
Series 2021-1A, Class A,
6.36%, 7/15/2034(a)(b) 1,000,000 980,290
21,109,385
Total Asset-Backed Securities
(cost $24,378,322)
23,325,199

22 - Statements of Investments - April 30, 2023 (Unaudited) - Nationwide Bond Fund
Collateralized Mortgage Obligations 2 .0%
Principal
Amount ($) Value ($)
Alternative Loan Trust, Series
2007-2CB, Class 2A14,
5.75%, 3/25/2037 181,569 100,242
American Home Mortgage
Investment Trust, Series
2004-3, Class 6A1, 5.32%,
10/25/2034(c) 2,979 2,889
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 333,030 314,065
Chase Mortgage Finance
Corp., Series 2016-
SH2, Class M2, 3.75%,
12/25/2045(a)(b) 2,661,471 2,362,666
CHL Mortgage Pass-Through
Trust, Series 2005-15,
Class A7, 5.50%, 8/25/2035 38,372 22,467
Citigroup Mortgage Loan
Trust, Series 2015-
RP2, Class A1, 3.50%,
1/25/2053(a)(b) 141,198 134,609
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 151,621 144,656
FNMA REMICS, Series
2003-33, Class LB, 5.50%,
5/25/2023 18 18
MASTR Alternative Loan
Trust, Series 2005-6, Class
1A5, 5.50%, 12/25/2035 124,783 89,670
NYMT Loan Trust
Series 2022-CP1, Class A2,
3.01%, 7/25/2061(a) 688,000 588,431
Series 2022-CP1, Class M1,
3.21%, 7/25/2061(a) 688,000 574,568
Series 2022-CP1, Class M2,
3.51%, 7/25/2061(a) 465,000 383,038
Sequoia Mortgage Trust,
Series 2017-CH1, Class A2,
3.50%, 8/25/2047(a)(b) 29,571 27,698
Verus Securitization Trust
Series 2022-3, Class A2,
4.13%, 2/25/2067(a)(b) 392,910 365,496
Series 2022-3, Class A1,
4.13%, 2/25/2067(a)(c) 295,119 278,411
Visio Trust, Series 2019-
2, Class A2, 2.92%,
11/25/2054(a)(b) 221,258 209,147
Total Collateralized Mortgage Obligations
(cost $6,421,953)
5,598,071
Commercial Mortgage-Backed Securities 2 .8%
AREIT Trust, Series 2022-
CRE6, Class A, 6.01%,
1/16/2037(a)(b) 560,426 543,652
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Aventura Mall Trust, Series
2018-AVM, Class A, 4.25%,
7/5/2040(a)(b) 700,000 658,507
BBCMS Mortgage Trust,
Series 2016-ETC, Class C,
3.39%, 8/14/2036(a) 6,300,000 5,143,209
BXP Trust, Series 2017-
GM, Class B, 3.54%,
6/13/2039(a)(b) 1,300,000 1,122,342
Natixis Commercial Mortgage
Securities Trust, Series
2019-LVL, Class A, 3.89%,
8/15/2038(a) 400,000 362,494
Total Commercial Mortgage-Backed
Securities
(cost $9,513,913) 7,830,204
Corporate Bonds 27 .4%
Aerospace & Defense 1 .3%
Boeing Co. (The) ,
2.95%, 2/1/2030(d) 1,225,000 1,087,341
3.25%, 2/1/2035 500,000 409,093
Lockheed Martin Corp. ,
4.07%, 12/15/2042 150,000 137,754
Raytheon Technologies Corp. ,
4.13%, 11/16/2028 1,900,000 1,874,329
5.15%, 2/27/2033 150,000 155,895
3,664,412
Automobiles 0 .3%
Hyundai Capital America ,
2.38%, 10/15/2027(a) 385,000 340,833
1.80%, 1/10/2028(a) 140,000 119,683
6.38%, 4/8/2030(a)(d) 460,000 483,905
944,421
Banks 3 .8%
Bank of America Corp. ,
(CME Term SOFR 3
Month + 1.21%), 3.97%,
2/7/2030(e) 990,000 926,277
Bank of Montreal ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(e) 1,250,000 1,004,925
BPCE SA ,
5.70%, 10/22/2023(a) 1,500,000 1,488,825
(SOFR + 1.73%), 3.12%,
10/19/2032(a)(e) 750,000 582,305
Citigroup, Inc. ,
(SOFR + 1.94%), 3.79%,
3/17/2033(e) 450,000 404,728
Citizens Financial Group, Inc. ,
2.64%, 9/30/2032 1,350,000 1,005,145
Commonwealth Bank of
Australia ,
3.78%, 3/14/2032(a) 1,000,000 849,186

Nationwide Bond Fund - April 30, 2023 (Unaudited) - Statements of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Huntington National Bank
(The) ,
5.65%, 1/10/2030 1,000,000 996,361
JPMorgan Chase & Co. ,
(SOFR + 2.08%), 4.91%,
7/25/2033(e) 375,000 372,924
(SOFR + 2.58%), 5.72%,
9/14/2033(e) 425,000 438,747
(SOFR + 1.51%), 2.53%,
11/19/2041(e) 650,000 455,592
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.93%), 5.07%,
1/24/2034(e) 490,000 482,373
Wells Fargo & Co. ,
(SOFR + 1.50%), 3.35%,
3/2/2033(e) 750,000 654,645
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(e) 1,250,000 985,747
10,647,780
Beverages 0 .6%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 1,000,000 990,953
Bacardi Ltd. ,
5.30%, 5/15/2048(a) 460,000 430,424
PepsiCo, Inc. ,
3.90%, 7/18/2032 175,000 172,311
1,593,688
Biotechnology 0 .9%
Amgen, Inc. ,
4.05%, 8/18/2029 325,000 315,683
5.65%, 3/2/2053 675,000 699,266
CSL Finance plc ,
4.25%, 4/27/2032(a) 1,600,000 1,559,470
2,574,419
Broadline Retail 0 .3%
Amazon.com, Inc. ,
4.70%, 12/1/2032 825,000 848,452
Capital Markets 2 .4%
Brookfield Finance, Inc. ,
4.35%, 4/15/2030 600,000 568,443
FMR LLC ,
4.95%, 2/1/2033(a) 925,000 887,707
Morgan Stanley ,
(SOFR + 2.62%), 5.30%,
4/20/2037(e) 600,000 571,583
Nuveen Finance LLC ,
4.13%, 11/1/2024(a) 1,555,000 1,515,799
S&P Global, Inc. ,
2.90%, 3/1/2032 1,000,000 888,002
State Street Corp. ,
(SOFR + 1.57%), 4.82%,
1/26/2034(e) 325,000 323,725
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
4.75%, 5/12/2028(a)(e) 2,000,000 1,928,628
6,683,887
Chemicals 0 .2%
Cytec Industries, Inc. ,
3.95%, 5/1/2025 600,000 586,793
Consumer Staples Distribution & Retail 0 .6%
CVS Pass-Through Trust ,
7.51%, 1/10/2032(a) 578,439 625,315
Walmart, Inc. ,
4.15%, 9/9/2032 1,000,000 1,009,429
1,634,744
Containers & Packaging 0 .2%
Berry Global, Inc. ,
5.50%, 4/15/2028(a) 515,000 515,300
Diversified REITs 0 .4%
WP Carey, Inc. ,
2.45%, 2/1/2032 1,250,000 1,004,453
Diversified Telecommunication Services 0 .7%
AT&T, Inc. ,
2.55%, 12/1/2033 174,000 140,082
3.65%, 6/1/2051 870,000 648,648
Verizon Communications, Inc. ,
2.55%, 3/21/2031 1,450,000 1,234,515
2,023,245
Electric Utilities 6 .0%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 2,000,000 1,932,187
Appalachian Power Co. ,
Series BB, 4.50%, 8/1/2032 225,000 217,974
Series Z, 3.70%, 5/1/2050 190,000 146,066
DTE Electric Co. ,
5.20%, 4/1/2033 825,000 861,338
Duke Energy Ohio, Inc. ,
5.25%, 4/1/2033 865,000 898,076
Entergy Arkansas LLC ,
4.00%, 6/1/2028 2,650,000 2,585,699
Evergy, Inc. ,
2.90%, 9/15/2029 1,020,000 917,907
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 2,625,000 2,459,247
Georgia Power Co. ,
4.70%, 5/15/2032 1,250,000 1,247,022
Indiana Michigan Power Co. ,
3.85%, 5/15/2028 1,250,000 1,212,468
ITC Holdings Corp. ,
4.95%, 9/22/2027(a) 440,000 446,317
Jersey Central Power & Light
Co. ,
2.75%, 3/1/2032(a) 170,000 144,210

24 - Statements of Investments - April 30, 2023 (Unaudited) - Nationwide Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Kentucky Utilities Co. ,
Series KENT, 5.45%,
4/15/2033 825,000 861,484
Metropolitan Edison Co. ,
4.30%, 1/15/2029(a) 1,000,000 967,663
NextEra Energy Capital
Holdings, Inc. ,
6.05%, 3/1/2025 260,000 264,323
Pacific Gas and Electric Co. ,
2.50%, 2/1/2031 145,000 117,498
PPL Capital Funding, Inc. ,
4.13%, 4/15/2030 95,000 89,607
Southern California Edison
Co. ,
5.85%, 11/1/2027 400,000 420,419
Vistra Operations Co. LLC ,
4.30%, 7/15/2029(a) 1,000,000 923,114
16,712,619
Entertainment 0 .4%
Walt Disney Co. (The) ,
2.65%, 1/13/2031 800,000 709,128
Warnermedia Holdings, Inc. ,
4.28%, 3/15/2032(a) 500,000 444,080
1,153,208
Food Products 0 .4%
Cargill, Inc. ,
5.13%, 10/11/2032(a) 1,000,000 1,037,401
Ground Transportation 1 .0%
Ashtead Capital, Inc. ,
4.00%, 5/1/2028(a) 1,600,000 1,501,174
Burlington Northern Santa Fe
LLC ,
4.15%, 4/1/2045 875,000 781,160
ERAC USA Finance LLC ,
5.40%, 5/1/2053(a) 350,000 352,136
Norfolk Southern Corp. ,
4.55%, 6/1/2053(d) 350,000 317,343
2,951,813
Health Care Equipment & Supplies 0 .4%
GE HealthCare Technologies,
Inc. ,
5.86%, 3/15/2030(a) 1,000,000 1,052,325
Health Care Providers & Services 0 .2%
UnitedHealth Group, Inc. ,
5.88%, 2/15/2053 575,000 649,366
Industrial Conglomerates 0 .1%
GE Capital Funding LLC ,
4.55%, 5/15/2032 322,000 318,335
Insurance 0 .4%
Five Corners Funding Trust IV ,
6.00%, 2/15/2053(a) 375,000 384,309
New York Life Global Funding ,
4.55%, 1/28/2033(a) 750,000 745,510
1,129,819
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services 0 .3%
International Business
Machines Corp. ,
4.40%, 7/27/2032(d) 850,000 833,546
Media 0 .4%
Charter Communications
Operating LLC ,
5.75%, 4/1/2048 400,000 339,978
Comcast Corp. ,
2.94%, 11/1/2056 1,208,000 803,090
1,143,068
Multi-Utilities 0 .3%
Black Hills Corp. ,
3.05%, 10/15/2029 675,000 597,438
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025 275,000 266,787
864,225
Oil, Gas & Consumable Fuels 2 .4%
BP Capital Markets America,
Inc. ,
2.94%, 6/4/2051 500,000 351,003
Continental Resources, Inc. ,
4.38%, 1/15/2028 215,000 204,437
5.75%, 1/15/2031(a) 350,000 342,231
2.88%, 4/1/2032(a) 586,000 460,658
Energy Transfer LP ,
5.50%, 6/1/2027 1,000,000 1,014,529
6.50%, 2/1/2042 250,000 259,963
Exxon Mobil Corp. ,
3.45%, 4/15/2051 725,000 580,851
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a) 650,000 552,482
Targa Resources Partners LP ,
4.88%, 2/1/2031 505,000 475,920
4.00%, 1/15/2032 1,020,000 896,346
Valero Energy Partners LP ,
4.50%, 3/15/2028 80,000 79,098
Var Energi ASA ,
5.00%, 5/18/2027(a) 1,417,245 1,367,525
7.50%, 1/15/2028(a) 200,000 210,864
6,795,907
Personal Care Products 0 .3%
Kenvue, Inc. ,
4.90%, 3/22/2033(a) 825,000 854,306
Pharmaceuticals 0 .3%
Merck & Co., Inc. ,
6.55%, 9/15/2037 665,000 797,063
Residential REITs 0 .7%
Invitation Homes Operating
Partnership LP ,
2.70%, 1/15/2034 1,235,000 951,672

Nationwide Bond Fund - April 30, 2023 (Unaudited) - Statements of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
Residential REITs
Sun Communities Operating
LP ,
2.30%, 11/1/2028 1,131,000 968,402
1,920,074
Retail REITs 0 .2%
Kite Realty Group Trust ,
4.75%, 9/15/2030 549,000 501,421
Semiconductors & Semiconductor Equipment 0 .2%
Intel Corp. ,
4.15%, 8/5/2032 415,000 400,898
5.20%, 2/10/2033 165,000 168,486
569,384
Specialty Retail 0 .4%
AutoZone, Inc. ,
4.75%, 8/1/2032 1,000,000 994,962
Technology Hardware, Storage & Peripherals 0 .6%
Apple, Inc. ,
3.35%, 8/8/2032 1,650,000 1,565,670
Tobacco 0 .5%
BAT Capital Corp. ,
3.46%, 9/6/2029 1,010,000 898,186
Philip Morris International,
Inc. ,
5.63%, 11/17/2029 165,000 172,342
5.75%, 11/17/2032(d) 200,000 210,051
5.38%, 2/15/2033 250,000 254,991
1,535,570
Wireless Telecommunication Services 0 .2%
T-Mobile USA, Inc. ,
3.30%, 2/15/2051 810,000 578,057
Total Corporate Bonds
(cost $83,506,752)
76,679,733
Mortgage-Backed Securities 23 .8%
FHLMC UMBS Pool
Pool# SB8203
3.50%, 1/1/2038 1,523,088 1,474,249
Pool# SD8178
2.50%, 11/1/2051 5,162,493 4,474,565
Pool# QE0799
2.50%, 4/1/2052 8,462,868 7,332,237
Pool# SD2254
3.50%, 7/1/2052 985,675 916,539
Pool# SD8255
3.50%, 10/1/2052 976,283 907,259
Pool# SD8302
6.50%, 2/1/2053 480,362 495,753
FNMA UMBS Pool
Pool# CA4488
2.50%, 7/1/2034 1,224,343 1,145,076
Pool# FM1776
3.00%, 10/1/2034 387,732 370,383
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BC0180
4.00%, 1/1/2046 703,286 685,361
Pool# BC9003
3.00%, 11/1/2046 104,271 95,604
Pool# AS8483
3.00%, 12/1/2046 81,129 74,646
Pool# MA2863
3.00%, 1/1/2047 446,248 409,409
Pool# BM2003
4.00%, 10/1/2047 435,656 424,012
Pool# CA2208
4.50%, 8/1/2048 1,462,222 1,450,359
Pool# CA2469
4.00%, 10/1/2048 105,431 102,384
Pool# BN0906
4.00%, 11/1/2048 993,204 965,423
Pool# CA3866
3.50%, 7/1/2049 1,867,052 1,752,164
Pool# BP5783
3.00%, 5/1/2050 5,395,043 4,889,571
Pool# MA4210
2.50%, 12/1/2050 966,938 840,839
Pool# FS2041
2.00%, 8/1/2051 7,632,357 6,353,456
Pool# MA4491
1.50%, 12/1/2051 1,422,046 1,121,742
Pool# MA4577
2.00%, 4/1/2052 10,040,221 8,357,747
Pool# BU8944
3.00%, 4/1/2052 4,748,151 4,268,921
Pool# MA4732
4.00%, 9/1/2052 7,290,262 6,969,864
Pool# MA4733
4.50%, 9/1/2052 1,920,798 1,877,807
Pool# MA4782
3.50%, 10/1/2052 4,895,866 4,549,742
Pool# MA4980
6.00%, 4/1/2053 742,196 756,065
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 5/25/2053 500,000
509,375
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
6.50%, 5/25/2053 250,000
257,929
UMBS, 15 Year, Single Family
Conventional Pool TBA
5.00%, 5/25/2038 3,000,000
3,011,556
Total Mortgage-Backed Securities
(cost $72,852,568)
66,840,037

26 - Statements of Investments - April 30, 2023 (Unaudited) - Nationwide Bond Fund
Municipal Bonds 0 .5%
Principal
Amount ($) Value ($)
California 0 .2%
Northern California Power
Agency, RB, Series B,
7.31%, 6/1/2040 500,000 596,366
District of Columbia 0 .3%
Metropolitan Washington
Airports Authority Dulles Toll
Road Revenue, RB, Series
D, 7.46%, 10/1/2046 600,000 777,115
Total Municipal Bonds
(cost $1,313,977)
1,373,481
U.S. Treasury Obligations 33 .4%
U.S. Treasury Bonds
2.00%, 11/15/2041 16,000,000 12,123,125
2.38%, 2/15/2042 6,000,000 4,842,422
3.25%, 5/15/2042 3,500,000 3,240,918
3.88%, 2/15/2043 1,000,000 1,010,625
2.25%, 8/15/2046 2,100,000 1,589,027
2.25%, 2/15/2052 9,500,000 7,089,004
2.88%, 5/15/2052 1,750,000 1,497,480
U.S. Treasury Notes
0.25%, 3/15/2024 (d) 4,000,000 3,843,906
2.13%, 3/31/2024 2,000,000 1,951,094
4.25%, 9/30/2024 6,000,000 5,984,531
4.50%, 11/30/2024 4,000,000 4,009,531
1.00%, 12/15/2024 5,000,000 4,744,141
4.25%, 12/31/2024 3,300,000 3,298,453
4.13%, 1/31/2025 3,000,000 2,995,313
2.88%, 6/15/2025 2,000,000 1,954,141
3.00%, 7/15/2025 6,000,000 5,875,547
2.63%, 1/31/2026 (f) 4,000,000 3,877,969
4.00%, 2/15/2026 3,000,000 3,017,109
2.25%, 2/15/2027 1,000,000 952,148
0.50%, 4/30/2027 2,000,000 1,771,797
2.38%, 5/15/2027 2,000,000 1,909,063
3.25%, 6/30/2027 2,000,000 1,973,672
4.13%, 9/30/2027 1,000,000 1,022,617
3.88%, 12/31/2027 900,000 912,973
3.50%, 1/31/2028 2,100,000 2,097,621
1.25%, 3/31/2028 1,000,000 897,891
2.75%, 5/31/2029 2,000,000 1,915,859
3.25%, 6/30/2029 1,000,000 984,805
3.50%, 1/31/2030 2,100,000 2,101,066
2.75%, 8/15/2032 1,000,000 946,406
3.50%, 2/15/2033 3,100,000 3,118,406
Total U.S. Treasury Obligations
(cost $95,547,772)
93,548,660
Repurchase Agreement 0 .5%
Principal
Amount ($) Value ($)
CF Secured, LLC
4.77%, dated 4/28/2023,
due 5/1/2023, repurchase
price $1,514,590,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
5/15/2023 - 2/15/2053;
total market value
$1,544,881. (g)(h) 1,513,988 1,513,988
Total Repurchase Agreement
(cost $1,513,988)
1,513,988
Total Investments
(cost $295,049,245) — 98.7%
276,709,373
Other assets in excess of
liabilities — 1.3% 3,601,315
NET ASSETS — 100.0%
$ 280,310,688
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2023 was
$61,313,486 which represents 21.87% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of April 30, 2023.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of April 30, 2023.
(d) The security or a portion of this security is on loan as of April
30, 2023. The total value of securities on loan as of April
30, 2023 was $5,530,166, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $1,513,988 and by $4,133,812 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 4.38%, and maturity dates ranging from
9/15/2023 – 2/15/2052, a total value of $5,647,800.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2023.
(f) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2023 was $1,513,988.
(h) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits

Nationwide Bond Fund - April 30, 2023 (Unaudited) - Statements of Investments - 27
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection as of April 30, 2023
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
40-V1 1.00 Quarterly 6/20/2028 0.75 USD 18,000,000 (151,189) (72,625) (223,814)
(151,189) (72,625) (223,814)
As of April 30, 2023, the Fund had $255,318 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

28 - Statements of Investments - April 30, 2023 (Unaudited) - Nationwide Bond Fund
Futures contracts outstanding as of April 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 92 6/2023 USD 18,967,094 160,705
U.S. Treasury 5 Year Note 157 6/2023 USD 17,229,523 79,936
U.S. Treasury 10 Year Note 51 6/2023 USD 5,875,359 150,135
U.S. Treasury Ultra Bond 3 6/2023 USD 424,219 19,425
Total long contracts 410,201
Short Contracts
U.S. Treasury Long Bond (80) 6/2023 USD (10,532,500) (258,098)
Total short contracts (258,098)
Net contracts 152,103
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Government Money Market Fund - April 30, 2023 (Unaudited) - Statements of Investments - 29
U.S. Government Agency Securities 27 .5%
Principal
Amount ($) Value ($)
FFCB
(SOFR + 0.04%), 4.85%,
5/19/2023(a) 3,000,000 3,000,000
(SOFR + 0.05%), 4.86%,
4/25/2024(a) 3,000,000 3,000,000
(SOFR + 0.05%), 4.86%,
5/24/2024(a) 2,000,000 2,000,000
(SOFR + 0.10%), 4.91%,
7/18/2024(a) 4,000,000 4,000,000
(SOFR + 0.08%), 4.89%,
7/22/2024(a) 3,000,000 2,999,541
FHLB
(SOFR + 0.03%), 4.83%,
5/1/2023(a) 10,000,000 10,000,000
(SOFR + 0.06%), 4.86%,
5/1/2023(a) 4,000,000 4,000,000
4.77%, 5/8/2023 8,000,000 7,992,627
(SOFR + 0.03%), 4.84%,
5/17/2023(a) 4,000,000 4,000,000
4.79%, 5/19/2023 6,000,000 5,985,813
(SOFR + 0.05%), 4.86%,
5/23/2023(a) 5,000,000 5,000,000
4.84%, 5/26/2023 6,000,000 5,980,071
(SOFR + 0.05%), 4.86%,
6/2/2023(a) 5,000,000 5,000,000
(SOFR + 0.03%), 4.84%,
6/7/2023(a) 8,000,000 8,000,000
(SOFR + 0.04%), 4.85%,
6/16/2023(a) 2,000,000 2,000,000
(SOFR + 0.10%), 4.91%,
6/22/2023(a) 5,000,000 5,000,000
(SOFR + 0.02%), 4.83%,
7/13/2023(a) 8,000,000 8,000,000
(SOFR + 0.09%), 4.90%,
7/14/2023(a) 10,000,000 10,000,000
(SOFR + 0.07%), 4.88%,
7/25/2023(a) 3,000,000 3,000,000
5.05%, 7/25/2023 5,000,000 4,941,444
(SOFR + 0.02%), 4.83%,
8/7/2023(a) 13,000,000 13,000,000
(SOFR + 0.01%), 4.82%,
8/25/2023(a) 10,000,000 10,000,000
(SOFR + 0.09%), 4.90%,
9/14/2023(a) 5,000,000 5,000,000
(SOFR + 0.07%), 4.88%,
10/4/2023(a) 4,000,000 4,000,000
(SOFR + 0.07%), 4.88%,
10/19/2023(a) 3,000,000 3,000,000
(SOFR + 0.03%), 1.00%,
11/1/2023(a) 8,000,000 8,000,000
(SOFR + 0.04%), 1.00%,
2/1/2024(a) 6,000,000 6,000,000
5.02%, 2/9/2024 3,000,000 2,886,873
Total U.S. Government Agency Securities
(cost $155,786,369)
155,786,369
U.S. Treasury Obligations 2 .8%
Principal
Amount ($) Value ($)
U.S. Treasury Notes
(US Treasury 3 Month Bill
Money Market Yield - 0.08%),
5.06%, 4/30/2024(a) 6,000,000 5,995,472
(US Treasury 3 Month
Bill Money Market Yield +
0.04%), 5.17%, 7/31/2024(a) 10,000,000 9,995,920
Total U.S. Treasury Obligations
(cost $15,991,392) 15,991,392
Repurchase Agreements 70 .9%
Banco Santander SA, 4.81%,
dated 4/28/2023, due
5/1/2023, repurchase price
$97,038,881, collateralized
by U.S. Government
Agency Securities, ranging
from 2.00% - 6.50%,
maturing 9/1/2028 -
1/1/2057; total market
value $99,088,524.(b) 97,000,000 97,000,000
Canadian Imperial Bank
of Commerce, 4.80%,
dated 4/28/2023, due
5/1/2023, repurchase price
$85,034,000, collateralized
by U.S. Government
Agency Securities, ranging
from 0.00% - 7.50%,
maturing 10/15/2023 -
12/1/2052; total market
value $86,702,770.(b) 85,000,000 85,000,000
MUFG Securities Ltd.,
4.80%, dated 4/28/2023,
due 5/1/2023, repurchase
price $50,020,000,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.25% -
5.50%, maturing 1/15/2025
- 4/1/2053; total market
value $51,000,049.(b) 50,000,000 50,000,000
MUFG Securities Ltd.,
4.77%, dated 4/28/2023,
due 5/1/2023, repurchase
price $40,015,900,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.25% - 4.75%, maturing
4/15/2024 - 2/15/2052;
total market value
$40,800,026.(b) 40,000,000 40,000,000

30 - Statements of Investments - April 30, 2023 (Unaudited) - Nationwide Government Money Market Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Nomura Securities Co. Ltd.,
4.77%, dated 4/28/2023,
due 5/1/2023, repurchase
price $10,003,975,
collateralized by U.S.
Government Agency
Securities, ranging from
2.50% - 6.00%, maturing
4/1/2030 - 1/20/2053; total
market value $10,357,567.
(b) 10,000,000 10,000,000
RBC Dominion Securities
Inc., 4.79%, dated
4/28/2023, due 5/1/2023,
repurchase price
$40,015,967, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00% -
6.13%, maturing 6/8/2023
- 2/15/2051; total market
value $40,800,029.(b) 40,000,000 40,000,000
RBC Dominion Securities
Inc., 4.80%, dated
4/28/2023, due 5/1/2023,
repurchase price
$25,010,000, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.13% - 6.13%, maturing
2/15/2024 - 4/20/2053;
total market value
$26,111,208.(b) 25,000,000 25,000,000
Royal Bank of Canada,
4.80%, dated 4/28/2023,
due 5/1/2023, repurchase
price $55,022,000,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
5.50%, maturing 5/25/2023
- 12/20/2051; total market
value $58,467,586.(b) 55,000,000 55,000,000
Total Repurchase Agreements
(cost $402,000,000) 402,000,000
Total Investments
(cost $573,777,761) — 101.2% 573,777,761
Liabilities in excess of other assets — (1.2)% (6,967,085)
NET ASSETS — 100.0%
$566,810,676
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2023.
(b) Please refer to Note 2 for additional information on the joint repurchase agreement.
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
SOFR Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.

Nationwide Inflation-Protected Securities Fund - April 30, 2023 (Unaudited) - Statements of Investments - 31
Asset-Backed Securities 2 .0%
Principal
Amount ($) Value ($)
Other 2 .0%
Goodgreen, Series 2022-
1A, Class A, 3.84%,
10/15/2056(a) 431,968 387,832
New Residential Advance
Receivables Trust Advance
Receivables Backed
Series 2020-T1, Class AT1,
1.43%, 8/15/2053(a) 1,900,000 1,866,479
Series 2020-T1, Class BT1,
1.82%, 8/15/2053(a) 250,000 245,537
Series 2020-T1, Class CT1,
2.27%, 8/15/2053(a) 250,000 245,654
SPS Servicer Advance
Receivables Trust, Series
2020-T2, Class A, 1.83%,
11/15/2055(a) 1,290,000 1,172,940
Total Asset-Backed Securities
(cost $4,121,588)
3,918,442
Collateralized Mortgage Obligations 0 .8%
FHLMC REMICS
Series 1684, Class I, 6.50%,
3/15/2024 8,587 8,606
Series 2296, Class H,
6.50%, 3/15/2031 11 11
FNMA REMICS
Series 1993-226, Class PK,
6.00%, 12/25/2023 4,079 4,054
Series 2013-59, Class MX,
2.50%, 9/25/2042 884,268 828,825
GCAT 2022-CM1 Trust,
Series 2022-HX1, Class A1,
2.89%, 12/27/2066(a)(b) 891,450 802,148
Total Collateralized Mortgage Obligations
(cost $1,799,005)
1,643,644
Commercial Mortgage-Backed Security 0 .0%
†
FNMA REMICS, Series
1998-73, Class MZ, 6.30%,
10/17/2038 64,147 58,601
Total Commercial Mortgage-Backed Security
(cost $64,380) 58,601
Mortgage-Backed Securities 0 .8%
FNMA Pool
Pool# 874982
6.81%, 11/1/2025 1,310,065 1,305,600
Pool# 773298
4.63%, 4/1/2035(b) 229,010 224,166
Pool# 745769
4.31%, 7/1/2036(b) 80,289 79,025
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# 813605
4.55%, 7/1/2036(b) 55,912 54,729
Total Mortgage-Backed Securities
(cost $1,695,374)
1,663,520
U.S. Government Agency Securities 7 .6%
FFCB, 3.25%, 7/28/2032 5,000,000 4,706,736
FHLB, 5.37%, 9/9/2024 2,615,000 2,641,322
State of Israel AID Bond,
5.50%, 9/18/2023 8,000,000 8,006,894
Total U.S. Government Agency Securities
(cost $16,867,812)
15,354,952
U.S. Treasury Obligations 87 .8%
U.S. Treasury Inflation Linked
Bonds
1.75%, 1/15/2028 (c) 4,800,000 7,031,647
3.63%, 4/15/2028 (c) 5,000,000 10,332,466
2.50%, 1/15/2029 (c) 4,750,000 7,090,191
3.88%, 4/15/2029 (c) 3,300,000 6,919,923
0.63%, 2/15/2043 (c) 10,850,000 11,891,237
1.38%, 2/15/2044 (c) 7,500,000 9,314,776
0.75%, 2/15/2045 (c) 3,000,000 3,237,317
1.00%, 2/15/2046 (c) 3,875,000 4,362,741
0.88%, 2/15/2047 (c) 5,000,000 5,345,512
1.00%, 2/15/2049 (c) 1,250,000 1,312,117
U.S. Treasury Inflation Linked
Notes
0.13%, 7/15/2024 (c) 6,000,000 7,411,907
0.13%, 4/15/2025 (c) 9,000,000 10,116,458
0.38%, 7/15/2025 (c) 10,000,000 12,347,046
0.63%, 1/15/2026 (c) 10,500,000 12,958,713
0.13%, 7/15/2026 (c) 3,000,000 3,619,647
0.38%, 7/15/2027 (c) 11,250,000 13,340,263
0.50%, 1/15/2028 (c) 10,500,000 12,337,725
0.75%, 7/15/2028 (c) 4,000,000 4,687,173
0.88%, 1/15/2029 (c) 2,500,000 2,914,117
0.25%, 7/15/2029 (c) 4,000,000 4,440,880
0.13%, 1/15/2030 (c) 1,000,000 1,085,186
0.13%, 1/15/2031 (c) 4,250,000 4,514,577
0.13%, 7/15/2031 (c) 14,750,000 15,156,842
0.13%, 1/15/2032 (c) 5,250,000 5,179,239
Total U.S. Treasury Obligations
(cost $186,089,138)
176,947,700
Total Investments
(cost $210,637,297) — 99.0%
199,586,859
Other assets in excess of
liabilities — 1.0% 1,925,808
NET ASSETS — 100.0%
$ 201,512,667

32 - Statements of Investments - April 30, 2023 (Unaudited) - Nationwide Inflation-Protected Securities Fund
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2023 was
$4,720,590 which represents 2.34% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of April 30, 2023.
(c) Principal amounts are not adjusted for inflation.
AID Agency for International Development
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
REMICS Real Estate Mortgage Investment Conduits
The accompanying notes are an integral part of these financial statements.

Nationwide Loomis Core Bond Fund - April 30, 2023 (Unaudited) - Statements of Investments - 33
Asset-Backed Securities 11 .4%
Principal
Amount ($) Value ($)
Automobiles 9 .9%
American Credit Acceptance
Receivables Trust
Series 2020-4, Class C,
1.31%, 12/14/2026(a) 333,659 328,379
Series 2022-4, Class C,
7.86%, 2/15/2029(a) 130,000 134,283
Americredit Automobile
Receivables Trust, Series
2023-1, Class B, 5.57%,
3/20/2028 735,000 740,016
AmeriCredit Automobile
Receivables Trust
Series 2020-2, Class B,
0.97%, 2/18/2026 124,121 122,566
Series 2021-2, Class B,
0.69%, 1/19/2027 655,000 618,120
Series 2021-3, Class C,
1.41%, 8/18/2027 830,000 757,972
Series 2022-2, Class A3,
4.38%, 4/18/2028 520,000 513,624
Avis Budget Rental Car
Funding AESOP LLC
Series 2019-2A, Class A,
3.35%, 9/22/2025(a) 980,000 953,537
Series 2023-2A, Class A,
5.20%, 10/20/2027(a) 295,000 295,735
Series 2023-3A, Class A,
5.44%, 2/22/2028(a) 1,625,000 1,637,483
Carmax Auto Owner Trust,
Series 2023-2, Class A3,
5.05%, 1/18/2028 895,000 897,578
Carvana Auto Receivables
Trust
Series 2021-P4, Class A3,
1.31%, 1/11/2027 1,140,000 1,080,403
Series 2023-N1, Class A,
6.36%, 4/12/2027(a) 720,000 719,185
Series 2022-P3, Class A3,
4.61%, 11/10/2027 270,000 264,573
Series 2023-P1, Class A3,
5.98%, 12/10/2027(a) 1,425,000 1,433,748
Series 2021-N2, Class B,
0.75%, 3/10/2028 121,998 113,287
Series 2021-N4, Class C,
1.72%, 9/11/2028 387,763 372,558
Chesapeake Funding II LLC,
Series 2023-1A, Class A1,
5.65%, 5/15/2035(a) 760,000 761,045
Credit Acceptance Auto Loan
Trust
Series 2020-2A, Class A,
1.37%, 7/16/2029(a) 61,593 61,454
Series 2020-3A, Class B,
1.77%, 12/17/2029(a) 660,000 636,942
Series 2021-2A, Class A,
0.96%, 2/15/2030(a) 446,555 435,015
Series 2021-3A, Class A,
1.00%, 5/15/2030(a) 625,000 605,847
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2022-3A, Class A,
6.57%, 10/15/2032(a) 1,360,000 1,377,778
Series 2023-1A, Class A,
6.48%, 3/15/2033(a) 550,000 557,598
Donlen Fleet Lease Funding 2
LLC, Series 2021-2, Class
A2, 0.56%, 12/11/2034(a) 562,264 546,871
Drive Auto Receivables Trust
Series 2021-2, Class B,
0.58%, 12/15/2025 258,696 257,735
Series 2021-3, Class B,
1.11%, 5/15/2026 735,000 721,359
DT Auto Owner Trust
Series 2021-1A, Class B,
0.62%, 9/15/2025(a) 19,366 19,329
Series 2020-2A, Class C,
3.28%, 3/16/2026(a) 159,511 158,077
Series 2021-2A, Class B,
0.81%, 1/15/2027(a) 345,492 342,221
Series 2021-4A, Class C,
1.50%, 9/15/2027(a) 690,000 647,833
Series 2022-3A, Class B,
6.74%, 7/17/2028(a) 1,015,000 1,028,766
Series 2023-1A, Class B,
5.19%, 10/16/2028(a) 280,000 278,232
Series 2023-2A, Class B,
5.41%, 2/15/2029(a) 590,000 590,157
Enterprise Fleet Financing
LLC, Series 2022-3, Class
A2, 4.38%, 7/20/2029(a) 290,000 285,647
Exeter Automobile
Receivables Trust
Series 2020-2A, Class C,
3.28%, 5/15/2025(a) 23,510 23,487
Series 2021-4A, Class B,
1.05%, 5/15/2026 970,423 956,417
Series 2022-3A, Class B,
4.86%, 12/15/2026 945,000 934,634
Series 2022-5A, Class B,
5.97%, 3/15/2027 1,115,000 1,117,911
Series 2023-1A, Class B,
5.72%, 4/15/2027 590,000 590,133
Series 2022-6A, Class B,
6.03%, 8/16/2027 355,000 357,438
Flagship Credit Auto Trust
Series 2020-2, Class C,
3.80%, 4/15/2026(a) 28,871 28,746
Series 2020-4, Class C,
1.28%, 2/16/2027(a) 120,000 115,022
Series 2021-2, Class B,
0.93%, 6/15/2027(a) 500,000 481,193
Series 2022-4, Class A3,
6.32%, 6/15/2027(a) 785,000 799,450
Series 2021-3, Class B,
0.95%, 7/15/2027(a) 375,000 353,349
Series 2023-2, Class C,
5.81%, 5/15/2029(a) 650,000 650,333

34 - Statements of Investments - April 30, 2023 (Unaudited) - Nationwide Loomis Core Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Ford Credit Auto Owner Trust
Series 2018-1, Class A,
3.19%, 7/15/2031(a) 1,900,000 1,842,651
Series 2021-1, Class A,
1.37%, 10/17/2033(a) 980,000 890,022
Foursight Capital Automobile
Receivables Trust
Series 2022-1, Class A3,
1.83%, 12/15/2026(a) 635,000 612,399
Series 2022-2, Class A3,
4.59%, 6/15/2027(a) 525,000 516,252
GLS Auto Receivables Issuer
Trust
Series 2021-3A, Class B,
0.78%, 11/17/2025(a) 500,398 493,032
Series 2020-4A, Class C,
1.14%, 11/17/2025(a) 234,892 231,206
Series 2021-4A, Class B,
1.53%, 4/15/2026(a) 1,570,000 1,521,948
GM Financial Consumer
Automobile Receivables
Trust, Series 2020-2, Class
A3, 1.49%, 12/16/2024 41,684 41,372
GMF Floorplan Owner
Revolving Trust, Series
2020-1, Class A, 0.68%,
8/15/2025(a) 310,000 305,193
Prestige Auto Receivables
Trust, Series 2021-
1A, Class C, 1.53%,
2/15/2028(a) 680,000 637,256
Santander Consumer Auto
Receivables Trust, Series
2020-AA, Class C, 3.71%,
2/17/2026(a) 330,065 327,951
Santander Drive Auto
Receivables Trust
Series 2020-4, Class C,
1.01%, 1/15/2026 197,511 196,338
Series 2022-1, Class B,
2.36%, 8/17/2026 975,000 951,289
Series 2022-5, Class B,
4.43%, 3/15/2027 460,000 452,875
Series 2022-7, Class A3,
5.75%, 4/15/2027 175,000 176,200
Series 2022-3, Class B,
4.13%, 8/16/2027 975,000 955,702
Series 2022-4, Class B,
4.42%, 11/15/2027 860,000 847,193
Series 2023-1, Class C,
5.09%, 5/15/2030 185,000 184,138
Toyota Auto Loan Extended
Note Trust, Series 2020-
1A, Class A, 1.35%,
5/25/2033(a) 405,000 377,812
United Auto Credit
Securitization Trust
Series 2022-1, Class B,
2.10%, 3/10/2025(a) 237,167 235,731
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2022-2, Class C,
5.81%, 5/10/2027(a) 490,000 484,572
Westlake Automobile
Receivables Trust
Series 2020-2A, Class C,
2.01%, 7/15/2025(a) 110,194 109,744
Series 2020-3A, Class C,
1.24%, 11/17/2025(a) 272,629 268,315
Series 2021-1A, Class B,
0.64%, 3/16/2026(a) 956,245 950,484
Series 2021-2A, Class B,
0.62%, 7/15/2026(a) 620,000 606,510
Series 2021-3A, Class C,
1.58%, 1/15/2027(a) 1,675,000 1,586,589
Series 2023-1A, Class C,
5.74%, 8/15/2028(a) 275,000 275,907
World Omni Select Auto Trust
Series 2020-A, Class A3,
0.55%, 7/15/2025 35,226 35,145
Series 2021-A, Class B,
0.85%, 8/16/2027 595,000 553,568
43,370,460
Equipment Loans & Leases 0 .1%
SCF Equipment Leasing LLC,
Series 2022-1A, Class A3,
2.92%, 7/20/2029(a) 645,000 616,055
Other 1 .2%
Affirm Asset Securitization
Trust, Series 2021-B, Class
A, 1.03%, 8/17/2026(a) 665,000 638,711
Aqua Finance Trust, Series
2021-A, Class A, 1.54%,
7/17/2046(a) 535,450 481,171
BHG Securitization Trust,
Series 2022-C, Class A,
5.32%, 10/17/2035(a) 170,236 168,707
Hilton Grand Vacations Trust,
Series 2022-2A, Class C,
5.57%, 1/25/2037(a) 88,208 85,855
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 1,355,000 1,176,603
OneMain Financial Issuance
Trust, Series 2022-
S1, Class A, 4.13%,
5/14/2035(a) 1,920,000 1,866,581
Planet Fitness Master Issuer
LLC, Series 2018-1A, Class
A2II, 4.67%, 9/5/2048(a) 888,150 859,984
5,277,612
Student Loan 0 .2%
Massachusetts Educational
Financing Authority, Series
2018-A, Class A, 3.85%,
5/25/2033 244,336 238,153

Nationwide Loomis Core Bond Fund - April 30, 2023 (Unaudited) - Statements of Investments - 35
Asset-Backed Securities
Principal
Amount ($) Value ($)
Student Loan
Navient Private Education Refi
Loan Trust
Series 2020-HA, Class A,
1.31%, 1/15/2069(a) 209,960 192,223
Series 2020-BA, Class A2,
2.12%, 1/15/2069(a) 260,624 239,683
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 95,681 85,810
SoFi Professional Loan
Program LLC, Series
2018-A, Class A2B, 2.95%,
2/25/2042(a) 148,734 143,704
899,573
Total Asset-Backed Securities
(cost $51,449,003)
50,163,700
Collateralized Mortgage Obligations 7 .4%
FHLMC REMICS
Series 5065, Class HI, IO,
4.91%, 4/15/2042(b) 1,867,272 322,524
Series 5115, Class FD,
4.00%, 8/15/2043(b) 2,111,200 2,004,282
Series 5065, Class EI, IO,
5.42%, 11/25/2044(b) 414,534 86,510
Series 5094, Class , IO,
1.53%, 12/15/2048(b) 871,651 59,579
Series 5214, Class BI, IO,
0.90%, 4/25/2052(b) 121,617 4,717
Series 5214, Class BY,
3.00%, 4/25/2052 45,000 37,950
FNMA REMICS
Series 2004-29, Class PS,
IO, 2.58%, 5/25/2034(b) 1,054,408 127,593
Series 2016-32, Class SA,
IO, 1.08%, 10/25/2034(b) 5,022,771 381,026
Series 2020-85, Class LI,
IO, 3.00%, 2/25/2035 2,988,457 387,520
Series 2010-57, Class SA,
IO, 1.43%, 6/25/2040(b) 1,473,220 134,263
Series 2010-63, Class SA,
IO, 1.48%, 6/25/2040(b) 1,272,599 115,596
Series 2010-118, Class SN,
IO, 1.58%, 10/25/2040(b) 6,454,775 795,256
Series 2013-18, Class FB,
5.37%, 10/25/2041(b) 105,733 105,574
Series 2013-117, Class Z,
3.50%, 11/25/2043 6,325,085 5,965,338
Series 2015-55, Class IN,
IO, 4.50%, 8/25/2045 289,726 44,006
Series 2017-26, Class ID,
IO, 3.50%, 4/25/2047 221,050 32,255
Series 2021-24, Class , IO,
1.16%, 3/25/2059(b) 3,715,811 266,479
GNMA REMICS
Series 2009-61, Class ZQ,
6.00%, 8/16/2039 3,728,556 3,985,109
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2020-34, Class , IO,
5.00%, 12/20/2039 2,195,310 422,100
Series 2019-21, Class , IO,
4.50%, 2/20/2049 3,978,093 603,132
Series 2019-117, Class LI,
IO, 3.50%, 9/20/2049 474,493 33,458
Series 2019-132, Class LI,
IO, 3.50%, 10/20/2049 168,346 16,957
Series 2012-H20, Class PT,
5.52%, 7/20/2062(b) 407,272 405,895
Series 2018-H02, Class ZJ,
4.49%, 10/20/2064(b) 567,038 559,938
Series 2017-H12, Class EZ,
4.66%, 6/20/2066(b) 667,548 662,432
Series 2017-H13, Class JZ,
5.07%, 5/20/2067(b) 124,121 125,658
Series 2017-H22, Class FD,
4.61%, 11/20/2067(b) 35,163 34,688
Series 2017-H25, Class FD,
4.85%, 12/20/2067(b) 55,172 54,270
Series 2021-H08, Class IA,
IO, 0.01%, 1/20/2068(b) 629,068 3,594
Series 2019-H01, Class FT,
5.10%, 10/20/2068(b) 3,533,596 3,516,242
Series 2019-H07, Class BZ,
4.27%, 1/20/2069(b) 4,397,196 4,298,231
Series 2019-H05, Class FT,
5.49%, 4/20/2069(b) 2,513,304 2,512,450
Series 2019-H13, Class FT,
5.51%, 8/20/2069(b) 357,209 356,786
Series 2019-H18, Class DF,
5.10%, 10/20/2069(b) 413,952 408,925
Series 2021-H03, Class ,
IO, 0.00%, 4/20/2070(b) 5,447,220 22,132
Series 2022-H09, Class GF,
4.68%, 4/20/2072(b) 2,509,522 2,478,316
Series 2022-H22, Class FE,
4.36%, 9/20/2072(b) 946,128 939,714
Total Collateralized Mortgage Obligations
(cost $33,257,098)
32,310,495
Commercial Mortgage-Backed Securities 8 .4%
BANK
Series 2020-BN25, Class
A5, 2.65%, 1/15/2063 1,030,000 894,708
Series 2020-BN26, Class
A4, 2.40%, 3/15/2063 2,050,000 1,748,670
Series 2022-BNK40, Class
A4, 3.51%, 3/15/2064(b) 790,000 706,829
Series 2021-BN37, Class
A5, 2.62%, 11/15/2064(b) 1,480,000 1,246,700
BBCMS Mortgage Trust
Series 2020-BID, Class A,
7.09%, 10/15/2037(a)(b) 1,095,000 1,058,403
Series 2021-C12, Class A5,
2.69%, 11/15/2054 1,470,000 1,239,263

36 - Statements of Investments - April 30, 2023 (Unaudited) - Nationwide Loomis Core Bond Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Benchmark Mortgage Trust,
Series 2021-B31, Class A5,
2.67%, 12/15/2054 1,190,000 1,001,647
BPR Trust
Series 2022-OANA, Class
A, 6.79%, 4/15/2037(a)(b) 605,000 589,072
Series 2021-NRD, Class A,
6.42%, 12/15/2038(a)(b) 815,000 760,758
Citigroup Commercial
Mortgage Trust, Series
2019-C7, Class A4, 3.10%,
12/15/2072 910,000 809,561
Commercial Mortgage Pass-
Through Certificates, Series
2012-LTRT, Class A2,
3.40%, 10/5/2030(a) 94,634 83,883
CSAIL Commercial Mortgage
Trust, Series 2019-
C18, Class A4, 2.97%,
12/15/2052 765,000 672,754
CSMC OA LLC
Series 2014-USA, Class A1,
3.30%, 9/15/2037(a) 334,917 301,606
Series 2014-USA, Class A2,
3.95%, 9/15/2037(a) 1,030,000 927,493
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K107, Class X1, IO,
1.71%, 1/25/2030(b) 482,741 41,297
Series K142, Class X1, IO,
0.40%, 3/25/2032(b) 5,767,580 131,062
Series K147, Class X1, IO,
0.49%, 6/25/2032(b) 3,871,600 113,692
Series K149, Class X1, IO,
0.40%, 8/25/2032(b) 6,254,031 145,958
Series K-150, Class X1, IO,
0.45%, 9/25/2032(b) 5,429,318 144,325
Series K157, Class X1, IO,
0.16%, 8/25/2033(b) 9,042,689 43,081
Series K-1513, Class X1,
IO, 0.99%, 8/25/2034(b) 965,010 60,757
Series K-1521, Class X1,
IO, 1.10%, 8/25/2036(b) 2,802,965 242,079
Series K146, Class X1, IO,
0.35%, 6/25/2054(b) 5,008,845 99,766
Series K143, Class X1, IO,
0.45%, 4/25/2055(b) 2,602,983 69,046
Series K145, Class X1, IO,
0.43%, 6/25/2055(b) 1,478,452 37,471
FNMA ACES REMICS
Series 2020-M33, Class X,
IO, 2.00%, 6/25/2028(b) 694,176 41,752
Series 2020-M37, Class X,
IO, 1.12%, 4/25/2032(b) 1,207,516 65,566
Series 2020-M43, Class X1,
IO, 2.09%, 8/25/2034(b) 5,216,375 529,369
Series 2020-M36, Class X1,
IO, 1.54%, 9/25/2034(b) 886,323 59,669
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA REMICS
Series 2018-82, Class , IO,
0.48%, 5/16/2058(b) 10,178,894 325,940
Series 2021-145, Class , IO,
0.77%, 7/16/2061(b) 815,826 46,346
Series 2020-108, Class , IO,
0.85%, 6/16/2062(b) 2,846,486 169,841
Series 2021-20, Class , IO,
1.14%, 8/16/2062(b) 2,779,854 211,790
Series 2020-179, Class , IO,
1.01%, 9/16/2062(b) 2,719,332 191,183
Series 2021-33, Class , IO,
0.84%, 10/16/2062(b) 2,512,727 160,791
Series 2020-128, Class , IO,
0.91%, 10/16/2062(b) 1,432,802 94,374
Series 2021-40, Class , IO,
0.82%, 2/16/2063(b) 2,212,181 141,846
Series 2021-12, Class , IO,
0.97%, 3/16/2063(b) 3,019,194 205,625
Series 2021-52, Class , IO,
0.72%, 4/16/2063(b) 3,350,448 181,941
Series 2021-144, Class , IO,
0.82%, 4/16/2063(b) 3,936,981 255,031
Series 2021-106, Class , IO,
0.86%, 4/16/2063(b) 3,033,607 207,730
Series 2021-151, Class , IO,
0.92%, 4/16/2063(b) 3,483,209 244,639
Series 2021-132, Class BI,
IO, 0.92%, 4/16/2063(b) 3,996,555 277,069
Series 2021-186, Class , IO,
0.76%, 5/16/2063(b) 4,102,983 249,570
Series 2021-10, Class , IO,
0.99%, 5/16/2063(b) 682,212 49,369
Series 2021-133, Class , IO,
0.88%, 7/16/2063(b) 3,828,119 259,431
Series 2021-163, Class , IO,
0.80%, 3/16/2064(b) 3,670,202 233,587
Series 2022-17, Class , IO,
0.80%, 6/16/2064(b) 2,075,669 138,648
Series 2022-132, Class , IO,
0.54%, 10/16/2064(b) 3,492,848 191,192
GS Mortgage Securities Corp.
Trust
Series 2013-PEMB, Class
A, 3.67%, 3/5/2033(a)(b) 410,000 359,751
Series 2012-BWTR, Class
A, 2.95%, 11/5/2034(a) 1,035,000 549,844
GS Mortgage Securities Trust
Series 2014-GC18, Class
A4, 4.07%, 1/10/2047 4,139,865 4,070,280
Series 2020-GC45, Class
A5, 2.91%, 2/13/2053 415,000 365,126
Hudsons Bay Simon JV Trust,
Series 2015-HB10, Class
A10, 4.15%, 8/5/2034(a) 2,015,000 1,743,708
Med Trust, Series 2021-
MDLN, Class A, 5.90%,
11/15/2038(a)(b) 752,764 730,153

Nationwide Loomis Core Bond Fund - April 30, 2023 (Unaudited) - Statements of Investments - 37
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2013-C11, Class A4,
4.30%, 8/15/2046(b) 1,130,000 1,122,093
SCOTT Trust, Series 2023-
SFS, Class A, 5.91%,
3/15/2040(a) 755,000 768,729
SPGN Mortgage Trust, Series
2022-TFLM, Class A,
6.44%, 2/15/2039(a)(b) 1,495,000 1,417,006
Starwood Retail Property
Trust, Series 2014-
STAR, Class A, 6.42%,
11/15/2027(a)(b) 655,893 468,963
Wells Fargo Commercial
Mortgage Trust
Series 2013-LC12, Class
A4, 4.22%, 7/15/2046(b) 1,071,341 1,068,333
Series 2021-C61, Class A4,
2.66%, 11/15/2054 2,165,000 1,815,282
Series 2022-C62, Class A4,
4.00%, 4/15/2055(b) 1,405,000 1,301,763
WFRBS Commercial
Mortgage Trust, Series
2014-C19, Class A5, 4.10%,
3/15/2047 3,490,000 3,424,778
Total Commercial Mortgage-Backed
Securities
(cost $40,514,089) 36,907,989
Corporate Bonds 43 .1%
Aerospace & Defense 0 .1%
Northrop Grumman Corp. ,
4.95%, 3/15/2053 465,000 459,545
Air Freight & Logistics 0 .2%
United Parcel Service, Inc. ,
5.05%, 3/3/2053 635,000 654,267
Automobile Components 0 .3%
Aptiv plc ,
3.10%, 12/1/2051 510,000 323,728
Denso Corp. ,
1.24%, 9/16/2026(a) 1,115,000 995,183
1,318,911
Automobiles 0 .9%
Hyundai Capital America ,
2.10%, 9/15/2028(a) 1,085,000 924,560
5.80%, 4/1/2030(a) 955,000 980,236
Kia Corp. ,
1.00%, 4/16/2024(a) 400,000 384,231
Mercedes-Benz Finance North
America LLC ,
4.80%, 3/30/2028(a) 1,070,000 1,078,444
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles
Volkswagen Group of America
Finance LLC ,
3.35%, 5/13/2025(a) 490,000 474,542
3,842,013
Banks 11 .9%
AIB Group plc ,
(SOFR + 3.46%), 7.58%,
10/14/2026(a)(c) 890,000 918,258
ANZ New Zealand Int'l Ltd. ,
2.17%, 2/18/2025(a) 890,000 848,134
ASB Bank Ltd. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.25%),
5.28%, 6/17/2032(a)(c) 925,000 893,338
Banco Santander SA ,
3.89%, 5/24/2024 1,000,000 981,965
Bank of America Corp. ,
(SOFR + 1.91%), 5.29%,
4/25/2034(c) 1,600,000 1,610,697
Bank of Ireland Group plc ,
4.50%, 11/25/2023(a) 620,000 612,259
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
6.25%, 9/16/2026(a)(c) 510,000 512,993
Bank of New Zealand ,
2.00%, 2/21/2025(a) 1,015,000 962,362
2.29%, 1/27/2027(a) 1,195,000 1,095,830
Bank of Nova Scotia (The) ,
4.85%, 2/1/2030 690,000 688,993
Banque Federative du Credit
Mutuel SA ,
2.38%, 11/21/2024(a) 985,000 940,390
BNP Paribas SA ,
(SOFR + 1.22%), 2.16%,
9/15/2029(a)(c) 1,065,000 904,876
Canadian Imperial Bank of
Commerce ,
3.95%, 8/4/2025 1,120,000 1,094,766
5.00%, 4/28/2028 1,615,000 1,622,171
Citigroup, Inc. ,
(SOFR + 0.67%), 0.98%,
5/1/2025(c) 395,000 376,139
(SOFR + 2.84%), 3.11%,
4/8/2026(c) 535,000 514,679
Citizens Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.75%),
5.64%, 5/21/2037(c) 1,290,000 1,189,952
Commonwealth Bank of
Australia ,
5.32%, 3/13/2026 1,845,000 1,882,135
Cooperatieve Rabobank UA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.40%),
5.56%, 2/28/2029(a)(c) 1,515,000 1,534,319

38 - Statements of Investments - April 30, 2023 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Credit Agricole SA ,
(SOFR + 1.68%), 1.91%,
6/16/2026(a)(c) 860,000 796,082
Danske Bank A/S ,
3.88%, 9/12/2023(a) 1,125,000 1,115,647
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.55%),
0.98%, 9/10/2025(a)(c) 955,000 890,651
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.10%),
6.47%, 1/9/2026(a)(c) 735,000 740,239
DNB Bank ASA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.85%),
1.13%, 9/16/2026(a)(c) 1,115,000 1,005,706
(United States SOFR
Compounded Index
+ 1.95%), 5.90%,
10/9/2026(a)(c) 400,000 402,326
Federation des Caisses
Desjardins du Quebec ,
5.70%, 3/14/2028(a) 1,070,000 1,096,090
HSBC Holdings plc ,
(SOFR + 1.97%), 6.16%,
3/9/2029(c) 620,000 637,640
HSBC USA, Inc. ,
5.63%, 3/17/2025 1,850,000 1,864,209
Huntington National Bank
(The) ,
5.65%, 1/10/2030 475,000 473,271
Intesa Sanpaolo SpA ,
7.00%, 11/21/2025(a) 805,000 822,493
JPMorgan Chase & Co. ,
(SOFR + 1.07%), 5.55%,
12/15/2025(c) 1,835,000 1,843,259
KeyBank NA ,
5.85%, 11/15/2027 690,000 689,065
Lloyds Banking Group plc ,
4.05%, 8/16/2023 905,000 900,211
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.38%),
5.42%, 2/22/2029(c) 715,000 726,158
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.97%),
5.41%, 4/19/2034(c) 615,000 621,135
National Bank of Canada ,
(SOFR + 1.01%), 3.75%,
6/9/2025(c) 1,185,000 1,162,461
Nordea Bank Abp ,
1.50%, 9/30/2026(a) 1,625,000 1,447,168
Royal Bank of Canada ,
6.00%, 11/1/2027 630,000 662,082
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Royal Bank of Canada,
5.00%, 5/2/2033 1,520,000 1,520,507
Santander Holdings USA, Inc. ,
3.45%, 6/2/2025 1,095,000 1,038,044
(SOFR + 2.36%), 6.50%,
3/9/2029(c) 915,000 919,733
Santander UK Group Holdings
plc ,
(SOFR + 2.75%), 6.83%,
11/21/2026(c) 580,000 590,298
(SOFR + 2.60%), 6.53%,
1/10/2029(c) 465,000 477,826
Societe Generale SA ,
7.37%, 1/10/2053(a) 325,000 318,715
Standard Chartered plc ,
6.30%, 1/9/2029(a) 975,000 999,418
Sumitomo Mitsui Financial
Group, Inc. ,
1.90%, 9/17/2028 790,000 674,721
5.71%, 1/13/2030 620,000 641,857
Sumitomo Mitsui Trust Bank
Ltd. ,
0.85%, 3/25/2024(a) 1,130,000 1,085,010
2.55%, 3/10/2025(a) 280,000 266,898
Toronto-Dominion Bank (The) ,
5.16%, 1/10/2028 1,195,000 1,208,695
Truist Financial Corp. ,
(SOFR + 1.85%), 5.12%,
1/26/2034(c) 785,000 761,140
UniCredit SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(c) 1,090,000 991,822
Wells Fargo & Co. ,
(SOFR + 1.56%), 4.54%,
8/15/2026(c) 1,285,000 1,265,772
(SOFR + 2.02%), 5.39%,
4/24/2034(c) 1,335,000 1,358,051
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.68%),
5.41%, 8/10/2033(c) 1,040,000 1,004,559
52,203,215
Beverages 0 .4%
Coca-Cola Europacific
Partners plc ,
0.80%, 5/3/2024(a) 1,345,000 1,285,576
Constellation Brands, Inc. ,
4.90%, 5/1/2033 245,000 245,815
1,531,391
Biotechnology 0 .1%
Amgen, Inc. ,
5.65%, 3/2/2053 605,000 626,750

Nationwide Loomis Core Bond Fund - April 30, 2023 (Unaudited) - Statements of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Broadline Retail 0 .1%
Prosus NV ,
4.99%, 1/19/2052(a) 665,000 488,742
Building Products 0 .2%
Fortune Brands Innovations,
Inc. ,
4.50%, 3/25/2052 1,130,000 873,884
Capital Markets 4 .0%
Ameriprise Financial, Inc. ,
5.15%, 5/15/2033 960,000 967,396
Ares Capital Corp. ,
4.25%, 3/1/2025 45,000 43,032
2.88%, 6/15/2028(d) 870,000 731,011
Ares Finance Co. IV LLC ,
3.65%, 2/1/2052(a) 905,000 601,185
Bain Capital Specialty
Finance, Inc. ,
2.55%, 10/13/2026 880,000 758,578
Bank of New York Mellon
Corp. (The) ,
(SOFR + 1.03%), 4.95%,
4/26/2027(c) 1,170,000 1,178,452
Barings BDC, Inc. ,
3.30%, 11/23/2026 335,000 297,805
Blackstone Private Credit
Fund ,
2.63%, 12/15/2026 1,470,000 1,251,796
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028 750,000 617,899
Blue Owl Finance LLC ,
4.38%, 2/15/2032(a) 580,000 468,277
Credit Suisse AG ,
5.00%, 7/9/2027 415,000 400,091
Deutsche Bank AG ,
(SOFR + 3.19%), 6.12%,
7/14/2026(c) 305,000 301,167
(SOFR + 3.18%), 6.72%,
1/18/2029(c) 470,000 477,877
(SOFR + 3.65%), 7.08%,
2/10/2034(c) 200,000 187,110
FS KKR Capital Corp. ,
3.13%, 10/12/2028 705,000 585,779
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026 1,100,000 951,128
Hercules Capital, Inc. ,
3.38%, 1/20/2027 1,080,000 932,363
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(e) 4,000,000 8,000
Main Street Capital Corp. ,
3.00%, 7/14/2026 1,205,000 1,060,165
Morgan Stanley ,
(SOFR + 1.59%), 5.16%,
4/20/2029(c) 1,255,000 1,264,047
Morgan Stanley Direct
Lending Fund ,
4.50%, 2/11/2027 660,000 618,673
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Nomura Holdings, Inc. ,
2.33%, 1/22/2027 625,000 555,459
Northern Trust Corp. ,
(ICE LIBOR USD 3 Month +
1.13%), 3.38%, 5/8/2032(c) 1,175,000 1,065,465
Owl Rock Capital Corp. ,
3.75%, 7/22/2025 210,000 193,958
4.25%, 1/15/2026 490,000 456,648
OWL Rock Core Income
Corp. ,
5.50%, 3/21/2025 275,000 267,426
7.75%, 9/16/2027(a) 210,000 210,992
Owl Rock Technology Finance
Corp. ,
4.75%, 12/15/2025(a)(d) 1,145,000 1,042,288
17,494,067
Chemicals 0 .2%
Cabot Corp. ,
4.00%, 7/1/2029 415,000 389,254
5.00%, 6/30/2032 465,000 454,185
843,439
Commercial Services & Supplies 0 .2%
Waste Management, Inc. ,
4.63%, 2/15/2030 865,000 875,840
Consumer Finance 2 .9%
AerCap Ireland Capital DAC ,
3.15%, 2/15/2024 855,000 835,214
Ally Financial, Inc. ,
7.10%, 11/15/2027 1,090,000 1,125,695
American Express Co. ,
4.90%, 2/13/2026 700,000 703,912
(SOFR + 1.84%), 1.00%,
5/1/2034(c) 1,515,000 1,518,361
American Honda Finance
Corp. ,
4.60%, 4/17/2030 1,345,000 1,349,729
BOC Aviation USA Corp. ,
1.63%, 4/29/2024(a) 575,000 554,087
Capital One Financial Corp. ,
(SOFR + 0.69%), 1.34%,
12/6/2024(c) 65,000 62,900
(SOFR + 2.08%), 5.47%,
2/1/2029(c) 1,145,000 1,126,502
(SOFR + 1.27%), 2.62%,
11/2/2032(c) 270,000 209,479
General Motors Financial Co.,
Inc. ,
6.05%, 10/10/2025 1,045,000 1,056,257
5.85%, 4/6/2030 410,000 409,797
Harley-Davidson Financial
Services, Inc. ,
3.35%, 6/8/2025(a) 535,000 511,082
6.50%, 3/10/2028(a) 1,305,000 1,319,429
Hyundai Capital Services, Inc. ,
2.13%, 4/24/2025(a)(d) 410,000 385,855
LeasePlan Corp. NV ,
2.88%, 10/24/2024(a) 780,000 746,921

40 - Statements of Investments - April 30, 2023 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Synchrony Financial ,
4.88%, 6/13/2025 835,000 788,998
12,704,218
Consumer Staples Distribution & Retail 0 .4%
CK Hutchison International 23
Ltd. ,
4.75%, 4/21/2028(a) 605,000 611,280
Walmart, Inc. ,
4.50%, 4/15/2053 1,265,000 1,253,474
1,864,754
Containers & Packaging 0 .1%
Amcor Flexibles North
America, Inc. ,
4.00%, 5/17/2025 545,000 532,953
Distributors 0 .2%
Ferguson Finance plc ,
4.65%, 4/20/2032(a) 735,000 702,158
Diversified REITs 0 .1%
Simon Property Group LP ,
5.85%, 3/8/2053 470,000 477,106
Electric Utilities 2 .3%
AEP Transmission Co. LLC ,
Series N, 2.75%, 8/15/2051 290,000 194,093
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 810,000 782,536
American Electric Power Co.,
Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.68%),
3.88%, 2/15/2062(c) 765,000 612,248
CenterPoint Energy Houston
Electric LLC ,
5.30%, 4/1/2053 180,000 188,439
Edison International ,
4.70%, 8/15/2025 1,340,000 1,322,913
Entergy Corp. ,
0.90%, 9/15/2025(d) 1,100,000 1,002,123
Exelon Corp. ,
5.60%, 3/15/2053 605,000 622,785
Interstate Power and Light
Co. ,
3.10%, 11/30/2051 675,000 461,562
New England Power Co. ,
2.81%, 10/6/2050(a) 1,000,000 667,009
NextEra Energy Capital
Holdings, Inc. ,
6.05%, 3/1/2025 615,000 625,225
5.25%, 2/28/2053 655,000 648,193
Pacific Gas and Electric Co. ,
4.95%, 6/8/2025 905,000 895,437
Pennsylvania Electric Co. ,
5.15%, 3/30/2026(a) 175,000 175,847
Public Service Co. of
Colorado ,
5.25%, 4/1/2053 485,000 498,851
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Vistra Operations Co. LLC ,
5.13%, 5/13/2025(a) 1,165,000 1,139,160
9,836,421
Electronic Equipment, Instruments & Components 0 .9%
Avnet, Inc. ,
6.25%, 3/15/2028 1,305,000 1,339,180
5.50%, 6/1/2032 535,000 519,108
CDW LLC ,
3.28%, 12/1/2028 1,070,000 927,710
Flex Ltd. ,
6.00%, 1/15/2028 585,000 597,624
Jabil, Inc. ,
5.45%, 2/1/2029 160,000 161,039
Trimble, Inc. ,
6.10%, 3/15/2033 560,000 573,445
4,118,106
Entertainment 0 .6%
Take-Two Interactive
Software, Inc. ,
4.95%, 3/28/2028(d) 2,030,000 2,047,181
Warnermedia Holdings, Inc. ,
5.14%, 3/15/2052(a) 730,000 583,312
2,630,493
Financial Services 1 .7%
Antares Holdings LP ,
3.75%, 7/15/2027(a) 1,220,000 1,029,198
Element Fleet Management
Corp. ,
3.85%, 6/15/2025(a) 815,000 778,047
Equitable Holdings, Inc. ,
5.59%, 1/11/2033 635,000 631,246
Global Payments, Inc. ,
1.50%, 11/15/2024(d) 860,000 811,800
Jackson Financial, Inc. ,
4.00%, 11/23/2051 455,000 304,676
Nationwide Building Society ,
(ICE LIBOR USD 3 Month +
1.39%), 4.36%, 8/1/2024(a)
(c) 980,000 975,533
4.85%, 7/27/2027(a) 475,000 468,453
ORIX Corp. ,
3.25%, 12/4/2024 635,000 615,209
Synchrony Bank ,
5.40%, 8/22/2025 890,000 848,734
Western Union Co. (The) ,
4.25%, 6/9/2023 645,000 643,063
1.35%, 3/15/2026 235,000 211,620
7,317,579
Food Products 0 .5%
Archer-Daniels-Midland Co. ,
4.50%, 8/15/2033(d) 510,000 510,907
Cargill, Inc. ,
4.50%, 6/24/2026(a) 420,000 422,427
JBS USA LUX SA ,
6.50%, 12/1/2052(a) 625,000 592,158

Nationwide Loomis Core Bond Fund - April 30, 2023 (Unaudited) - Statements of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Nestle Holdings, Inc. ,
4.85%, 3/14/2033(a) 350,000 366,720
Viterra Finance BV ,
2.00%, 4/21/2026(a) 300,000 268,122
2,160,334
Gas Utilities 0 .3%
CenterPoint Energy
Resources Corp. ,
5.40%, 3/1/2033 920,000 957,149
Southwest Gas Corp. ,
3.18%, 8/15/2051 780,000 520,294
1,477,443
Ground Transportation 1 .1%
DAE Funding LLC ,
1.55%, 8/1/2024(a) 525,000 496,730
ERAC USA Finance LLC ,
5.40%, 5/1/2053(a) 830,000 835,064
Penske Truck Leasing Co. LP ,
4.13%, 8/1/2023(a) 985,000 980,155
4.00%, 7/15/2025(a) 400,000 387,995
5.55%, 5/1/2028(a) 1,005,000 1,011,692
Ryder System, Inc. ,
5.65%, 3/1/2028 1,105,000 1,132,500
4,844,136
Health Care Equipment & Supplies 0 .3%
GE HealthCare Technologies,
Inc. ,
5.55%, 11/15/2024(a) 1,150,000 1,154,893
Health Care Providers & Services 0 .4%
CVS Health Corp. ,
5.63%, 2/21/2053 910,000 914,334
McKesson Corp. ,
1.30%, 8/15/2026 480,000 431,022
UnitedHealth Group, Inc. ,
5.05%, 4/15/2053 475,000 482,402
1,827,758
Health Care REITs 0 .1%
Omega Healthcare Investors,
Inc. ,
4.50%, 1/15/2025 405,000 389,997
Hotels, Restaurants & Leisure 0 .1%
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 319,000 322,745
Marriott International, Inc. ,
4.90%, 4/15/2029 240,000 238,597
561,342
Household Durables 0 .3%
MDC Holdings, Inc. ,
3.97%, 8/6/2061 950,000 577,069
Whirlpool Corp. ,
5.50%, 3/1/2033 910,000 925,218
1,502,287
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Power and Renewable Electricity Producers
0 .3%
AES Corp. (The) ,
3.30%, 7/15/2025(a) 795,000 754,973
Constellation Energy
Generation LLC ,
5.80%, 3/1/2033 590,000 615,482
1,370,455
Insurance 4 .5%
Arthur J Gallagher & Co. ,
3.05%, 3/9/2052 1,010,000 661,930
Assurant, Inc. ,
4.20%, 9/27/2023 93,000 92,055
Athene Global Funding ,
2.50%, 3/24/2028(a) 590,000 497,735
Athene Holding Ltd. ,
6.65%, 2/1/2033 360,000 366,913
Brighthouse Financial Global
Funding ,
1.20%, 12/15/2023(a) 960,000 931,232
1.75%, 1/13/2025(a) 955,000 894,611
CNO Global Funding ,
2.65%, 1/6/2029(a) 1,140,000 998,124
Corebridge Global Funding ,
0.90%, 9/22/2025(a) 1,010,000 913,844
Equitable Financial Life Global
Funding ,
5.50%, 12/2/2025(a)(d) 955,000 955,647
F&G Annuities & Life, Inc. ,
7.40%, 1/13/2028(a) 405,000 411,946
F&G Global Funding ,
5.15%, 7/7/2025(a) 880,000 866,931
2.00%, 9/20/2028(a) 525,000 446,319
Five Corners Funding Trust III ,
5.79%, 2/15/2033(a) 795,000 812,878
GA Global Funding Trust ,
1.25%, 12/8/2023(a) 465,000 451,138
2.25%, 1/6/2027(a) 1,135,000 1,022,520
Great-West Lifeco US Finance
2020 LP ,
0.90%, 8/12/2025(a) 1,225,000 1,109,212
Hill City Funding Trust ,
4.05%, 8/15/2041(a) 670,000 462,803
Jackson National Life Global
Funding ,
1.75%, 1/12/2025(a) 1,105,000 1,033,203
3.88%, 6/11/2025(a) 195,000 187,599
Metropolitan Life Global
Funding I ,
5.15%, 3/28/2033(a) 455,000 461,965
New York Life Global Funding ,
4.85%, 1/9/2028(a) 390,000 395,978
Pine Street Trust II ,
5.57%, 2/15/2049(a) 275,000 247,159
Protective Life Global
Funding ,
1.65%, 1/13/2025(a) 1,060,000 997,587
4.71%, 7/6/2027(a) 930,000 921,215

42 - Statements of Investments - April 30, 2023 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Prudential Financial, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.85%),
6.75%, 3/1/2053(c)(d) 860,000 862,150
Reliance Standard Life Global
Funding II ,
3.85%, 9/19/2023(a) 225,000 223,257
2.75%, 5/7/2025(a) 1,270,000 1,206,852
RGA Global Funding ,
2.70%, 1/18/2029(a) 870,000 762,166
Trustage Financial Group,
Inc. ,
4.63%, 4/15/2032(a) 560,000 503,958
19,698,927
IT Services 0 .4%
DXC Technology Co. ,
2.38%, 9/15/2028 1,160,000 984,040
International Business
Machines Corp. ,
4.50%, 2/6/2028 930,000 932,099
1,916,139
Leisure Products 0 .1%
Brunswick Corp. ,
4.40%, 9/15/2032(d) 370,000 327,247
Machinery 0 .6%
CNH Industrial Capital LLC ,
1.95%, 7/2/2023 560,000 556,879
3.95%, 5/23/2025 1,155,000 1,127,724
4.55%, 4/10/2028 85,000 84,116
Kennametal, Inc. ,
4.63%, 6/15/2028 380,000 369,605
Stanley Black & Decker, Inc. ,
6.00%, 3/6/2028 620,000 642,476
2,780,800
Metals & Mining 0 .2%
Glencore Funding LLC ,
4.13%, 3/12/2024(a) 290,000 285,361
Northern Star Resources Ltd. ,
6.13%, 4/11/2033(a) 490,000 488,411
773,772
Multi-Utilities 0 .7%
Consumers Energy Co. ,
4.63%, 5/15/2033 445,000 447,580
Puget Energy, Inc. ,
4.22%, 3/15/2032 470,000 437,368
San Diego Gas & Electric Co. ,
5.35%, 4/1/2053 825,000 854,807
Sempra Energy ,
3.70%, 4/1/2029 495,000 466,991
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.87%),
4.12%, 4/1/2052(c) 970,000 785,547
2,992,293
Corporate Bonds
Principal
Amount ($) Value ($)
Office REITs 0 .5%
Hudson Pacific Properties LP ,
5.95%, 2/15/2028 1,165,000 909,080
Office Properties Income
Trust ,
4.50%, 2/1/2025 405,000 344,527
2.40%, 2/1/2027 300,000 192,431
3.45%, 10/15/2031 580,000 298,985
Piedmont Operating
Partnership LP ,
3.15%, 8/15/2030 370,000 279,455
2,024,478
Oil, Gas & Consumable Fuels 0 .9%
Enbridge, Inc. ,
5.70%, 3/8/2033 860,000 893,102
Kinder Morgan, Inc. ,
5.20%, 6/1/2033 515,000 511,239
Phillips 66 ,
4.95%, 12/1/2027 915,000 923,517
Pioneer Natural Resources
Co. ,
5.10%, 3/29/2026 785,000 792,793
Targa Resources Corp. ,
6.50%, 2/15/2053 905,000 924,449
4,045,100
Pharmaceuticals 0 .4%
Astrazeneca Finance LLC ,
4.90%, 3/3/2030 1,250,000 1,292,187
Bayer US Finance II LLC ,
3.38%, 7/15/2024(a) 605,000 591,408
1,883,595
Retail REITs 0 .1%
Realty Income Corp. ,
4.70%, 12/15/2028 440,000 435,563
Semiconductors & Semiconductor Equipment 1 .2%
Broadcom, Inc. ,
4.00%, 4/15/2029(a) 730,000 687,483
Marvell Technology, Inc. ,
4.20%, 6/22/2023 940,000 938,146
Microchip Technology, Inc. ,
2.67%, 9/1/2023 860,000 851,799
0.97%, 2/15/2024 240,000 231,810
Micron Technology, Inc. ,
6.75%, 11/1/2029 890,000 937,902
5.88%, 9/15/2033 705,000 704,530
Qorvo, Inc. ,
1.75%, 12/15/2024(a) 320,000 299,658
Texas Instruments, Inc. ,
5.00%, 3/14/2053 625,000 647,076
5,298,404
Software 0 .1%
Infor, Inc. ,
1.45%, 7/15/2023(a) 585,000 579,916
Specialty Retail 0 .5%
AutoNation, Inc. ,
3.50%, 11/15/2024 800,000 778,082

Nationwide Loomis Core Bond Fund - April 30, 2023 (Unaudited) - Statements of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
AutoNation, Inc.,
4.50%, 10/1/2025 675,000 659,825
Dick's Sporting Goods, Inc. ,
4.10%, 1/15/2052 710,000 497,900
Lowe's Cos., Inc. ,
5.75%, 7/1/2053 150,000 153,065
2,088,872
Technology Hardware, Storage & Peripherals 0 .6%
Hewlett Packard Enterprise
Co. ,
5.90%, 10/1/2024 1,220,000 1,232,985
NetApp, Inc. ,
1.88%, 6/22/2025 535,000 501,518
Seagate HDD Cayman ,
4.88%, 3/1/2024 685,000 674,704
2,409,207
Tobacco 0 .6%
Philip Morris International,
Inc. ,
5.13%, 2/15/2030 2,470,000 2,495,719
Trading Companies & Distributors 0 .5%
Air Lease Corp. ,
1.88%, 8/15/2026 605,000 537,625
Aircastle Ltd. ,
2.85%, 1/26/2028(a) 885,000 771,757
Aviation Capital Group LLC ,
3.88%, 5/1/2023(a) 835,000 835,000
2,144,382
Total Corporate Bonds
(cost $201,620,715)
188,578,911
Mortgage-Backed Securities 18 .3%
FHLMC UMBS Pool
Pool# SD8200
2.50%, 3/1/2052 2,132,842 1,847,904
Pool# SD8205
2.50%, 4/1/2052 15,512,246 13,437,037
Pool# QE0012
2.50%, 4/1/2052 1,776,119 1,538,963
Pool# QE0764
3.00%, 4/1/2052 5,372,847 4,830,019
Pool# QE2352
2.50%, 5/1/2052 1,393,035 1,207,114
Pool# SD8219
2.50%, 6/1/2052 1,109,885 961,611
Pool# QE4044
2.50%, 6/1/2052 598,700 518,700
Pool# SD2088
3.50%, 6/1/2052 10,348,244 9,620,257
Pool# SD8224
2.50%, 7/1/2052 1,400,660 1,213,469
Pool# SD8234
2.50%, 8/1/2052 430,823 373,254
Pool# SD8262
2.50%, 9/1/2052 567,518 491,595
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8271
2.50%, 10/1/2052 971,284 841,391
FNMA Pool
Pool# BS6952
5.34%, 10/1/2032 1,165,941 1,253,120
Pool# AN8477
3.40%, 2/1/2033 1,994,819 1,907,280
Pool# AN9700
3.67%, 7/1/2033 5,000,000 4,857,866
FNMA UMBS Pool
Pool# MA3209
3.00%, 12/1/2047 1,376,815 1,256,672
Pool# MA3275
3.00%, 2/1/2048 1,237,132 1,128,022
Pool# MA4562
2.00%, 3/1/2052 2,165,558 1,802,665
Pool# CB3496
3.00%, 5/1/2052 5,623,621 5,056,052
Pool# MA4623
2.50%, 6/1/2052 624,409 541,076
Pool# BU8730
2.50%, 6/1/2052 367,228 318,180
Pool# MA4652
2.50%, 7/1/2052 404,223 350,150
Pool# MA4653
3.00%, 7/1/2052 5,351,528 4,809,678
Pool# MA4743
2.50%, 8/1/2052 386,246 334,655
Pool# FS3497
3.50%, 8/1/2052 5,214,807 4,848,839
Pool# MA4768
2.50%, 9/1/2052 827,070 716,471
GNMA I Pool
Pool# 369270
6.50%, 12/15/2023 256 263
Pool# 354696
6.50%, 12/15/2023 149 153
Pool# 368677
7.50%, 1/15/2024 572 572
Pool# 359986
7.50%, 1/15/2024 94 94
Pool# 362734
7.50%, 1/15/2024 33 33
Pool# 371909
6.50%, 2/15/2024 190 195
Pool# 442138
8.00%, 11/15/2026 8,093 8,228
Pool# 399109
7.50%, 2/15/2027 4,158 4,176
Pool# 445661
7.50%, 7/15/2027 1,813 1,812
Pool# 443887
7.50%, 8/15/2027 3,100 3,097
Pool# 455381
7.50%, 8/15/2027 1,903 1,923
Pool# 450591
7.50%, 8/15/2027 307 307
Pool# 453295
7.50%, 8/15/2027 151 151

44 - Statements of Investments - April 30, 2023 (Unaudited) - Nationwide Loomis Core Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 446699
6.00%, 8/15/2028 4,493 4,585
Pool# 482748
6.00%, 9/15/2028 22,092 22,542
Pool# 460906
6.00%, 9/15/2028 179 180
Pool# 476969
6.50%, 1/15/2029 10,848 11,126
Pool# 781029
6.50%, 5/15/2029 36,342 37,274
GNMA II Pool
Pool# MA8043
3.00%, 5/20/2052 5,588,633 5,098,803
Pool# MA8098
3.00%, 6/20/2052 5,308,842 4,843,539
Pool# MA8192
4.00%, 8/20/2052 2,274,407 2,147,067
Pool# MA8260
4.00%, 9/20/2052 986,767 931,519
Pool# MA8261
4.50%, 9/20/2052 724,378 700,362
Pool# MA8418
4.50%, 11/20/2052 496,018 479,574
Total Mortgage-Backed Securities
(cost $80,387,957)
80,359,615
U.S. Treasury Obligations 9 .8%
U.S. Treasury Bonds
3.38%, 8/15/2042 2,360,000 2,222,456
3.88%, 2/15/2043 (d) 3,555,000 3,592,772
2.25%, 8/15/2049 11,385,000 8,572,105
3.00%, 8/15/2052 8,520,000 7,484,287
U.S. Treasury Notes
3.75%, 4/15/2026 2,830,000 2,830,885
3.63%, 3/31/2028 (d) 15,635,000 15,719,282
3.50%, 2/15/2033 2,515,000 2,529,933
Total U.S. Treasury Obligations
(cost $45,352,565)
42,951,720
Short-Term Investment 0 .4%
U.S. Treasury Obligation 0 .4%
U.S. Treasury Bills, 5.03%,
8/22/2023(d) 1,600,000 1,575,008
Total Short-Term Investment
(cost $1,575,155)
1,575,008
Repurchase Agreement 0 .7%
Principal
Amount ($) Value ($)
CF Secured, LLC
4.77%, dated 4/28/2023,
due 5/1/2023, repurchase
price $2,952,533,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
5/15/2023 - 2/15/2053;
total market value
$3,011,584. (f)(g) 2,951,360 2,951,360
Total Repurchase Agreement
(cost $2,951,360)
2,951,360
Total Investments
(cost $457,107,942) — 99.5%
435,798,798
Other assets in excess of
liabilities — 0.5% 2,192,288
NET ASSETS — 100.0%
$ 437,991,086
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2023 was
$116,288,506 which represents 26.55% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of April 30, 2023.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2023.
(d) The security or a portion of this security is on loan as of April
30, 2023. The total value of securities on loan as of April 30,
2023 was $18,356,575, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $2,951,360 and by $15,762,676 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 7.63%, and maturity dates ranging from
7/20/2023 – 11/15/2052, a total value of $18,714,036.
(e) Security in default.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2023 was $2,951,360.
(g) Please refer to Note 2 for additional information on the joint repurchase agreement.

Nationwide Loomis Core Bond Fund - April 30, 2023 (Unaudited) - Statements of Investments - 45
ACES Alternative Credit Enhancement Services
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of April 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 35 6/2023 USD 3,840,977 84,970
U.S. Treasury Long Bond 132 6/2023 USD 17,378,625 782,058
U.S. Treasury Ultra Bond 114 6/2023 USD 16,120,312 676,637
Net contracts 1,543,665
As of April 30, 2023, the Fund had $1,410,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

46 - Statements of Investments - April 30, 2023 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities 22 .1%
Principal
Amount ($) Value ($)
Automobiles 17 .4%
Ally Auto Receivables Trust,
Series 2022-3, Class A3,
5.07%, 4/15/2027 130,000 130,336
American Credit Acceptance
Receivables Trust
Series 2023-2, Class A,
5.89%, 10/13/2026(a) 180,000 180,010
Series 2022-4, Class C,
7.86%, 2/15/2029(a) 85,000 87,800
Americredit Automobile
Receivables Trust, Series
2023-1, Class B, 5.57%,
3/20/2028 440,000 443,003
AmeriCredit Automobile
Receivables Trust
Series 2020-2, Class B,
0.97%, 2/18/2026 19,394 19,151
Series 2021-3, Class C,
1.41%, 8/18/2027 265,000 242,003
Series 2022-2, Class A3,
4.38%, 4/18/2028 175,000 172,854
Avid Automobile Receivables
Trust, Series 2023-1, Class
A, 6.63%, 7/15/2026(a) 504,041 503,038
Avis Budget Rental Car
Funding AESOP LLC
Series 2019-2A, Class A,
3.35%, 9/22/2025(a) 570,000 554,608
Series 2023-2A, Class A,
5.20%, 10/20/2027(a) 100,000 100,249
BMW Vehicle Lease Trust,
Series 2023-1, Class A3,
5.16%, 11/25/2025 80,000 80,121
Capital One Prime Auto
Receivables Trust, Series
2023-1, Class A3, 4.87%,
2/15/2028 450,000 454,000
Carmax Auto Owner Trust
Series 2021-1, Class A3,
0.34%, 12/15/2025 114,795 111,222
Series 2023-2, Class A3,
5.05%, 1/18/2028 525,000 526,512
CarNow Auto Receivables
Trust, Series 2023-
1A, Class A, 6.62%,
12/16/2024(a) 196,502 196,590
Carvana Auto Receivables
Trust
Series 2023-N1, Class A,
6.36%, 4/12/2027(a) 490,000 489,446
Series 2022-P3, Class A3,
4.61%, 11/10/2027 70,000 68,593
Series 2023-P1, Class A3,
5.98%, 12/10/2027(a) 515,000 518,162
Series 2021-N2, Class B,
0.75%, 3/10/2028 42,864 39,803
Series 2021-N4, Class A1,
0.83%, 9/11/2028 189,262 183,859
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2021-N4, Class C,
1.72%, 9/11/2028 121,176 116,424
Chesapeake Funding II LLC,
Series 2023-1A, Class A1,
5.65%, 5/15/2035(a) 445,000 445,612
CIG Auto Receivables Trust,
Series 2021-1A, Class A,
0.69%, 4/14/2025(a) 50,071 49,593
Credit Acceptance Auto Loan
Trust
Series 2020-2A, Class A,
1.37%, 7/16/2029(a) 25,362 25,305
Series 2021-3A, Class A,
1.00%, 5/15/2030(a) 275,000 266,572
Series 2022-3A, Class A,
6.57%, 10/15/2032(a) 625,000 633,170
Donlen Fleet Lease Funding 2
LLC, Series 2021-2, Class
A2, 0.56%, 12/11/2034(a) 191,586 186,341
Drive Auto Receivables Trust,
Series 2021-3, Class B,
1.11%, 5/15/2026 235,000 230,638
DT Auto Owner Trust
Series 2020-2A, Class C,
3.28%, 3/16/2026(a) 71,780 71,135
Series 2020-3A, Class C,
1.47%, 6/15/2026(a) 188,202 183,894
Series 2021-2A, Class B,
0.81%, 1/15/2027(a) 118,551 117,429
Series 2021-4A, Class C,
1.50%, 9/15/2027(a) 325,000 305,139
Series 2022-3A, Class B,
6.74%, 7/17/2028(a) 160,000 162,170
Series 2023-1A, Class B,
5.19%, 10/16/2028(a) 170,000 168,926
Series 2023-2A, Class B,
5.41%, 2/15/2029(a) 260,000 260,069
Enterprise Fleet Financing
LLC
Series 2023-1, Class A2,
5.51%, 1/22/2029(a) 190,000 190,702
Series 2022-3, Class A2,
4.38%, 7/20/2029(a) 140,000 137,899
Series 2022-4, Class A2,
5.76%, 10/22/2029(a) 380,000 382,430
Exeter Automobile
Receivables Trust
Series 2020-2A, Class C,
3.28%, 5/15/2025(a) 10,739 10,729
Series 2020-3A, Class C,
1.32%, 7/15/2025 41,134 40,957
Series 2022-4A, Class A3,
4.33%, 2/17/2026 235,000 233,757
Series 2021-4A, Class B,
1.05%, 5/15/2026 310,706 306,221
Series 2022-3A, Class B,
4.86%, 12/15/2026 320,000 316,490
Series 2022-5A, Class B,
5.97%, 3/15/2027 360,000 360,940

Nationwide Loomis Short Term Bond Fund - April 30, 2023 (Unaudited) - Statements of Investments - 47
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2023-1A, Class B,
5.72%, 4/15/2027 365,000 365,082
Series 2022-6A, Class B,
6.03%, 8/16/2027 110,000 110,756
First Investors Auto Owner
Trust
Series 2021-1A, Class A,
0.45%, 3/16/2026(a) 11,437 11,378
Series 2022-1A, Class C,
3.13%, 5/15/2028(a) 350,000 331,693
Flagship Credit Auto Trust
Series 2023-1, Class A2,
5.38%, 12/15/2026(a) 425,000 423,222
Series 2022-3, Class A3,
4.55%, 4/15/2027(a) 385,000 380,361
Series 2021-2, Class B,
0.93%, 6/15/2027(a) 175,000 168,418
Series 2022-4, Class A3,
6.32%, 6/15/2027(a) 505,000 514,296
Series 2023-1, Class A3,
5.01%, 8/16/2027(a) 215,000 213,825
Series 2023-2, Class C,
5.81%, 5/15/2029(a) 660,000 660,338
Ford Credit Auto Owner Trust
Series 2020-C, Class A3,
0.41%, 7/15/2025 136,024 132,676
Series 2021-A, Class A3,
0.30%, 8/15/2025 272,411 265,126
Series 2023-A, Class A3,
4.65%, 2/15/2028 200,000 200,396
Foursight Capital Automobile
Receivables Trust
Series 2022-2, Class A2,
4.49%, 3/16/2026(a) 406,101 402,905
Series 2022-1, Class A3,
1.83%, 12/15/2026(a) 205,000 197,704
GLS Auto Receivables Issuer
Trust
Series 2020-4A, Class C,
1.14%, 11/17/2025(a) 65,551 64,522
Series 2021-4A, Class B,
1.53%, 4/15/2026(a) 485,000 470,156
Series 2023-1A, Class B,
6.19%, 6/15/2027(a) 395,000 399,394
GM Financial Automobile
Leasing Trust, Series
2023-1, Class A3, 5.16%,
4/20/2026 335,000 335,979
GM Financial Consumer
Automobile Receivables
Trust
Series 2022-2, Class A2,
2.52%, 5/16/2025 138,028 136,408
Series 2021-1, Class A3,
0.35%, 10/16/2025 95,221 92,558
Series 2023-1, Class A3,
4.66%, 2/16/2028 90,000 90,206
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Harley-Davidson Motorcycle
Trust
Series 2022-A, Class A2A,
2.45%, 5/15/2025 40,243 39,956
Series 2021-A, Class A3,
0.37%, 4/15/2026 155,504 151,356
Series 2023-A, Class A3,
5.05%, 12/15/2027 675,000 680,800
Honda Auto Receivables
Owner Trust
Series 2021-1, Class A3,
0.27%, 4/21/2025 141,835 138,082
Series 2023-1, Class A3,
5.04%, 4/21/2027 190,000 191,409
NextGear Floorplan Master
Owner Trust, Series 2023-
1A, Class A2, 5.74%,
3/15/2028(a) 560,000 574,529
Nissan Auto Receivables
Owner Trust, Series
2023-A, Class A3, 4.91%,
11/15/2027 475,000 477,377
OneMain Direct Auto
Receivables Trust
Series 2022-1A, Class A2,
6.34%, 3/14/2029(a)(b) 585,000 584,499
Series 2023-1A, Class A,
5.41%, 11/14/2029(a) 540,000 542,906
PenFed Auto Receivables
Owner Trust, Series
2022-A, Class A4, 4.18%,
12/15/2028(a) 120,000 118,868
Prestige Auto Receivables
Trust
Series 2020-1A, Class C,
1.31%, 11/16/2026(a) 197,269 194,817
Series 2021-1A, Class C,
1.53%, 2/15/2028(a) 215,000 201,485
Santander Consumer Auto
Receivables Trust, Series
2020-AA, Class C, 3.71%,
2/17/2026(a) 150,030 149,068
Santander Drive Auto
Receivables Trust
Series 2020-4, Class C,
1.01%, 1/15/2026 76,971 76,514
Series 2020-3, Class C,
1.12%, 1/15/2026 52,773 52,625
Series 2022-7, Class A3,
5.75%, 4/15/2027 110,000 110,755
Series 2022-3, Class B,
4.13%, 8/16/2027 325,000 318,567
Series 2022-4, Class B,
4.42%, 11/15/2027 575,000 566,437
Series 2023-1, Class C,
5.09%, 5/15/2030 115,000 114,464

48 - Statements of Investments - April 30, 2023 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Toyota Auto Loan Extended
Note Trust, Series 2020-
1A, Class A, 1.35%,
5/25/2033(a) 170,000 158,588
Toyota Auto Receivables
Owner Trust, Series 2020-A,
Class A3, 1.66%, 5/15/2024 84,719 84,604
Toyota Lease Owner Trust,
Series 2023-A, Class A3,
4.93%, 4/20/2026(a) 430,000 431,394
United Auto Credit
Securitization Trust
Series 2022-1, Class B,
2.10%, 3/10/2025(a) 150,582 149,671
Series 2022-2, Class C,
5.81%, 5/10/2027(a) 230,000 227,452
Westlake Automobile
Receivables Trust
Series 2020-2A, Class C,
2.01%, 7/15/2025(a) 49,141 48,940
Series 2020-3A, Class C,
1.24%, 11/17/2025(a) 71,509 70,378
Series 2021-1A, Class B,
0.64%, 3/16/2026(a) 335,421 333,401
Series 2021-3A, Class C,
1.58%, 1/15/2027(a) 535,000 506,761
Series 2023-2A, Class A3,
5.80%, 2/16/2027(a) 575,000 577,192
Series 2023-1A, Class C,
5.74%, 8/15/2028(a) 120,000 120,396
World Omni Auto Receivables
Trust
Series 2019-C, Class A3,
1.96%, 12/16/2024 92,698 92,424
Series 2020-B, Class A3,
0.63%, 5/15/2025 133,351 131,410
Series 2022-D, Class A2A,
5.51%, 3/16/2026 465,000 465,184
Series 2023-A, Class A3,
4.83%, 5/15/2028 585,000 587,445
World Omni Automobile Lease
Securitization Trust, Series
2022-A, Class A3, 3.21%,
2/18/2025 125,000 122,540
World Omni Select Auto Trust,
Series 2021-A, Class B,
0.85%, 8/16/2027 190,000 176,770
25,840,365
Credit Card 0 .3%
Mercury Financial Credit
Card Master Trust, Series
2022-1A, Class A, 2.50%,
9/21/2026(a) 480,000 451,794
Equipment Loans & Leases 1 .5%
CCG Receivables Trust,
Series 2023-1, Class A2,
5.82%, 9/16/2030(a) 260,000 262,104
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases
CNH Equipment Trust, Series
2020-A, Class A3, 1.16%,
6/16/2025 14,403 14,197
Dell Equipment Finance Trust,
Series 2023-1, Class A3,
5.65%, 9/22/2028(a) 375,000 380,074
HPEFS Equipment Trust,
Series 2023-1A, Class A3,
5.41%, 2/22/2028(a) 745,000 747,224
John Deere Owner Trust,
Series 2023-A, Class A3,
5.01%, 11/15/2027 145,000 146,858
Kubota Credit Owner Trust,
Series 2023-1A, Class A2,
5.40%, 2/17/2026(a) 270,000 269,733
SCF Equipment Leasing LLC,
Series 2022-1A, Class A3,
2.92%, 7/20/2029(a) 420,000 401,152
2,221,342
Other 2 .0%
ACHV ABS TRUST
Series 2023-1PL, Class A,
6.42%, 3/18/2030(a) 70,473 70,550
Series 2023-2PL, Class A,
6.42%, 5/20/2030(a) 170,000 170,179
Affirm Asset Securitization
Trust, Series 2021-B, Class
A, 1.03%, 8/17/2026(a) 220,000 211,303
Aqua Finance Trust, Series
2021-A, Class A, 1.54%,
7/17/2046(a) 171,694 154,289
BHG Securitization Trust,
Series 2022-C, Class A,
5.32%, 10/17/2035(a) 121,057 119,969
FREED ABS Trust, Series
2022-4FP, Class B, 7.58%,
12/18/2029(a) 375,000 374,773
Marlette Funding Trust
Series 2021-3A, Class A,
0.65%, 12/15/2031(a) 25,740 25,635
Series 2022-3A, Class A,
5.18%, 11/15/2032(a) 110,545 109,647
Series 2023-2A, Class A,
6.04%, 6/15/2033(a) 450,000 450,705
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 450,000 390,754
OneMain Financial Issuance
Trust, Series 2022-
S1, Class A, 4.13%,
5/14/2035(a) 920,000 894,403
2,972,207

Nationwide Loomis Short Term Bond Fund - April 30, 2023 (Unaudited) - Statements of Investments - 49
Asset-Backed Securities
Principal
Amount ($) Value ($)
Student Loan 0 .9%
Massachusetts Educational
Financing Authority, Series
2018-A, Class A, 3.85%,
5/25/2033 162,033 157,933
Navient Private Education Refi
Loan Trust
Series 2020-HA, Class A,
1.31%, 1/15/2069(a) 101,594 93,011
Series 2021-A, Class A,
0.84%, 5/15/2069(a) 103,313 90,674
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 37,969 34,052
Series 2021-CA, Class A,
1.06%, 10/15/2069(a) 322,949 282,350
Series 2021-EA, Class A,
0.97%, 12/16/2069(a) 705,684 611,433
1,269,453
Total Asset-Backed Securities
(cost $33,264,525)
32,755,161
Collateralized Mortgage Obligations 0 .8%
FHLMC REMICS
Series 2611, Class HD,
5.00%, 5/15/2023 155 155
Series 3585, Class LA,
3.50%, 10/15/2024 1,529 1,508
Series 3721, Class PE,
3.50%, 9/15/2040 45,517 43,385
FNMA REMICS
Series 2012-100, Class WA,
1.50%, 9/25/2027 79,811 75,280
Series 2012-93, Class DP,
1.50%, 9/25/2027 67,810 64,418
GNMA REMICS
Series 2009-104, Class KE,
2.50%, 8/16/2039 5,890 5,756
Series 2011-39, Class NE,
3.50%, 9/16/2039 40,350 39,553
Series 2010-H22, Class FE,
5.05%, 5/20/2059(b) 11,826 11,698
Series 2010-H02, Class FA,
5.51%, 2/20/2060(b) 151,807 150,877
Series 2011-H11, Class FA,
5.20%, 3/20/2061(b) 120,763 120,002
Series 2011-H23, Class HA,
3.00%, 12/20/2061 4,344 4,149
Series 2012-H18, Class NA,
5.22%, 8/20/2062(b) 39,459 39,185
Series 2016-H13, Class FT,
5.28%, 5/20/2066(b) 18,942 18,870
Series 2017-H25, Class FD,
4.85%, 12/20/2067(b) 42,312 41,620
Series 2019-H01, Class FJ,
4.54%, 9/20/2068(b) 63,961 63,539
Series 2019-H01, Class FT,
5.10%, 10/20/2068(b) 175,267 174,406
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2019-H13, Class FT,
5.51%, 8/20/2069(b) 290,510 290,166
Total Collateralized Mortgage Obligations
(cost $1,164,667)
1,144,567
Commercial Mortgage-Backed Securities 5 .1%
AOA Mortgage Trust, Series
2021-1177, Class A, 5.82%,
10/15/2038(a)(b) 680,000 627,985
BBCMS Mortgage Trust,
Series 2020-BID, Class A,
7.09%, 10/15/2037(a)(b) 425,000 410,796
Benchmark Mortgage Trust,
Series 2019-B10, Class A1,
2.79%, 3/15/2062 540,110 530,322
BPR Trust
Series 2022-OANA, Class
A, 6.79%, 4/15/2037(a)(b) 200,000 194,734
Series 2021-NRD, Class A,
6.42%, 12/15/2038(a)(b) 350,000 326,706
Series 2022-SSP, Class A,
7.89%, 5/15/2039(a)(b) 455,000 446,519
CFCRE Commercial Mortgage
Trust REMICS, Series
2016-C7, Class A3, 3.84%,
12/10/2054 340,000 321,785
Citigroup Commercial
Mortgage Trust, Series
2021-PRM2, Class A,
5.90%, 10/15/2038(a)(b) 680,000 659,572
CSMC OA LLC, Series 2014-
USA, Class A2, 3.95%,
9/15/2037(a) 395,000 355,689
DROP Mortgage Trust, Series
2021-FILE, Class A, 6.10%,
10/15/2043(a)(b) 525,000 482,914
GS Mortgage Securities Corp.
Trust
Series 2013-PEMB, Class
A, 3.67%, 3/5/2033(a)(b) 100,000 87,744
Series 2012-BWTR, Class
A, 2.95%, 11/5/2034(a) 350,000 185,938
Hudsons Bay Simon JV Trust,
Series 2015-HB7, Class A7,
3.91%, 8/5/2034(a) 110,000 96,931
Med Trust, Series 2021-
MDLN, Class A, 5.90%,
11/15/2038(a)(b) 249,259 241,773
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2013-C11, Class A4,
4.30%, 8/15/2046(b) 565,000 561,046
MSBAM Commercial
Mortgage Securities Trust,
Series 2012-CKSV, Class
A2, 3.28%, 10/15/2030(a) 449,658 358,151

50 - Statements of Investments - April 30, 2023 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
OPG Trust, Series 2021-
PORT, Class A, 5.43%,
10/15/2036(a)(b) 522,687 500,933
SCOTT Trust, Series 2023-
SFS, Class A, 5.91%,
3/15/2040(a) 230,000 234,183
Starwood Retail Property
Trust, Series 2014-
STAR, Class A, 6.42%,
11/15/2027(a)(b) 336,810 240,819
Wells Fargo Commercial
Mortgage Trust, Series
2013-LC12, Class A4,
4.22%, 7/15/2046(b) 722,532 720,503
Total Commercial Mortgage-Backed
Securities
(cost $8,207,171) 7,585,043
Corporate Bonds 57 .8%
Aerospace & Defense 0 .1%
Raytheon Technologies Corp. ,
3.65%, 8/16/2023 23,000 22,891
5.00%, 2/27/2026 180,000 183,037
205,928
Automobiles 1 .3%
Hyundai Capital America ,
0.88%, 6/14/2024(a) 715,000 680,729
Kia Corp. ,
2.38%, 2/14/2025(a) 520,000 494,520
Mercedes-Benz Finance North
America LLC ,
4.80%, 3/30/2028(a) 420,000 423,315
Volkswagen Group of America
Finance LLC ,
4.25%, 11/13/2023(a) 330,000 327,743
1,926,307
Banks 12 .1%
AIB Group plc ,
(SOFR + 3.46%), 7.58%,
10/14/2026(a)(c) 345,000 355,954
ANZ New Zealand Int'l Ltd. ,
2.17%, 2/18/2025(a) 300,000 285,888
ASB Bank Ltd. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.25%),
5.28%, 6/17/2032(a)(c) 295,000 284,902
Banco Bilbao Vizcaya
Argentaria SA ,
0.88%, 9/18/2023 600,000 588,545
Bank of America Corp. ,
(SOFR + 1.33%), 3.38%,
4/2/2026(c)(d) 465,000 448,397
(SOFR + 1.63%), 5.20%,
4/25/2029(c) 740,000 744,919
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of Ireland Group plc ,
4.50%, 11/25/2023(a) 360,000 355,505
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
6.25%, 9/16/2026(a)(c) 200,000 201,174
Bank of Nova Scotia (The) ,
4.85%, 2/1/2030 210,000 209,694
Barclays plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.30%),
7.39%, 11/2/2028(c) 480,000 511,140
BNP Paribas SA ,
(ICE LIBOR USD 3
Month + 2.24%), 4.70%,
1/10/2025(a)(c) 545,000 540,250
Canadian Imperial Bank of
Commerce ,
5.00%, 4/28/2028 550,000 552,442
Citigroup, Inc. ,
(SOFR + 0.67%), 0.98%,
5/1/2025(c) 95,000 90,464
Citizens Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.75%),
5.64%, 5/21/2037(c) 430,000 396,651
Cooperatieve Rabobank UA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.40%),
5.56%, 2/28/2029(a)(c) 495,000 501,312
Danske Bank A/S ,
3.88%, 9/12/2023(a) 645,000 639,637
DNB Bank ASA ,
(United States SOFR
Compounded Index
+ 1.95%), 5.90%,
10/9/2026(a)(c) 515,000 517,995
Federation des Caisses
Desjardins du Quebec ,
5.70%, 3/14/2028(a) 510,000 522,435
HSBC Holdings plc ,
(SOFR + 1.10%), 2.25%,
11/22/2027(c) 285,000 254,847
(SOFR + 1.97%), 6.16%,
3/9/2029(c) 375,000 385,669
HSBC USA, Inc. ,
5.63%, 3/17/2025 740,000 745,684
Intesa Sanpaolo SpA ,
7.00%, 11/21/2025(a) 280,000 286,085
JPMorgan Chase & Co. ,
(SOFR + 1.07%), 5.55%,
12/15/2025(c) 1,125,000 1,130,063
KeyBank NA ,
5.85%, 11/15/2027 415,000 414,438

Nationwide Loomis Short Term Bond Fund - April 30, 2023 (Unaudited) - Statements of Investments - 51
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.70%),
5.87%, 3/6/2029(c) 330,000 336,898
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.70%),
5.24%, 4/19/2029(c) 745,000 750,508
National Bank of Canada ,
(SOFR + 1.01%), 3.75%,
6/9/2025(c) 600,000 588,588
NatWest Markets plc ,
1.60%, 9/29/2026(a) 455,000 403,947
Royal Bank of Canada ,
6.00%, 11/1/2027 245,000 257,477
5.00%, 5/2/2033 370,000 370,123
Santander Holdings USA, Inc. ,
3.45%, 6/2/2025 495,000 469,253
(SOFR + 2.36%), 6.50%,
3/9/2029(c) 120,000 120,620
Santander UK Group Holdings
plc ,
(SOFR + 2.75%), 6.83%,
11/21/2026(c) 330,000 335,859
Standard Chartered plc ,
6.30%, 1/9/2029(a) 360,000 369,016
Sumitomo Mitsui Financial
Group, Inc. ,
5.52%, 1/13/2028 745,000 762,063
Sumitomo Mitsui Trust Bank
Ltd. ,
5.65%, 3/9/2026(a) 360,000 366,276
UniCredit SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(c) 455,000 414,017
Wells Fargo & Co. ,
(SOFR + 1.32%), 3.91%,
4/25/2026(c) 795,000 775,219
(SOFR + 2.02%), 5.39%,
4/24/2034(c) 305,000 310,266
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.68%),
5.41%, 8/10/2033(c) 305,000 294,606
17,888,826
Beverages 0 .8%
Bacardi Ltd. ,
4.45%, 5/15/2025(a) 565,000 555,807
Coca-Cola Europacific
Partners plc ,
0.50%, 5/5/2023(a) 490,000 489,799
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Constellation Brands, Inc. ,
4.90%, 5/1/2033 85,000 85,283
1,130,889
Biotechnology 0 .5%
Amgen, Inc. ,
5.25%, 3/2/2030 745,000 765,149
Broadline Retail 0 .2%
Prosus NV ,
3.26%, 1/19/2027(a) 370,000 338,366
Capital Markets 4 .3%
Ameriprise Financial, Inc. ,
5.15%, 5/15/2033 205,000 206,579
Ares Capital Corp. ,
2.88%, 6/15/2028 310,000 260,475
Bank of New York Mellon
Corp. (The) ,
(SOFR + 1.03%), 4.95%,
4/26/2027(c) 275,000 276,987
Barings BDC, Inc. ,
3.30%, 11/23/2026 105,000 93,342
Blackstone Private Credit
Fund ,
2.63%, 12/15/2026 485,000 413,007
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028 235,000 193,608
Credit Suisse AG ,
5.00%, 7/9/2027 350,000 337,427
Deutsche Bank AG ,
5.37%, 9/9/2027(d) 395,000 391,412
(SOFR + 3.18%), 6.72%,
1/18/2029(c) 150,000 152,514
(SOFR + 3.65%), 7.08%,
2/10/2034(c) 240,000 224,532
FS KKR Capital Corp. ,
4.25%, 2/14/2025(a) 90,000 84,985
3.25%, 7/15/2027 200,000 172,613
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026 355,000 306,955
Hercules Capital, Inc. ,
3.38%, 1/20/2027 275,000 237,407
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(e) 500,000 1,000
Main Street Capital Corp. ,
3.00%, 7/14/2026 370,000 325,528
Morgan Stanley ,
(SOFR + 0.46%), 5.27%,
1/25/2024(c)(d) 1,080,000 1,078,941
(SOFR + 1.59%), 5.16%,
4/20/2029(c) 410,000 412,956
Morgan Stanley Direct
Lending Fund ,
4.50%, 2/11/2027 150,000 140,607
Nomura Holdings, Inc. ,
2.33%, 1/22/2027 220,000 195,522

52 - Statements of Investments - April 30, 2023 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Owl Rock Capital Corp. ,
3.75%, 7/22/2025 310,000 286,319
OWL Rock Core Income
Corp. ,
5.50%, 3/21/2025 85,000 82,659
7.75%, 9/16/2027(a) 60,000 60,283
Owl Rock Technology Finance
Corp. ,
4.75%, 12/15/2025(a) 440,000 400,530
6,336,188
Chemicals 0 .6%
Celanese US Holdings LLC ,
6.17%, 7/15/2027(d) 575,000 582,044
Nutrien Ltd. ,
5.90%, 11/7/2024 335,000 339,213
921,257
Commercial Services & Supplies 0 .2%
Waste Management, Inc. ,
4.63%, 2/15/2030 265,000 268,321
Consumer Finance 4 .1%
AerCap Ireland Capital DAC ,
3.15%, 2/15/2024 280,000 273,520
Ally Financial, Inc. ,
7.10%, 11/15/2027 335,000 345,971
American Express Co. ,
4.90%, 2/13/2026 435,000 437,431
(SOFR + 1.84%), 1.00%,
5/1/2034(c) 370,000 370,821
American Honda Finance
Corp. ,
4.60%, 4/17/2030 395,000 396,389
Avolon Holdings Funding Ltd. ,
5.50%, 1/15/2026(a) 345,000 338,614
BOC Aviation USA Corp. ,
1.63%, 4/29/2024(a) 205,000 197,544
Capital One Financial Corp. ,
(SOFR + 0.69%), 1.34%,
12/6/2024(c) 25,000 24,193
(SOFR + 2.08%), 5.47%,
2/1/2029(c) 500,000 491,922
Caterpillar Financial Services
Corp. ,
4.80%, 1/6/2026 420,000 426,613
Ford Motor Credit Co. LLC ,
2.30%, 2/10/2025 200,000 186,199
6.80%, 5/12/2028 340,000 340,203
General Motors Financial Co.,
Inc. ,
6.05%, 10/10/2025 615,000 621,625
5.85%, 4/6/2030 120,000 119,940
Harley-Davidson Financial
Services, Inc. ,
3.35%, 6/8/2025(a) 70,000 66,871
6.50%, 3/10/2028(a) 520,000 525,749
Hyundai Capital Services, Inc. ,
2.13%, 4/24/2025(a) 200,000 188,222
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
LeasePlan Corp. NV ,
2.88%, 10/24/2024(a) 495,000 474,007
Synchrony Financial ,
4.88%, 6/13/2025 220,000 207,880
6,033,714
Consumer Staples Distribution & Retail 0 .6%
CK Hutchison International 23
Ltd. ,
4.75%, 4/21/2028(a) 225,000 227,335
Walmart, Inc. ,
3.90%, 4/15/2028 740,000 739,033
966,368
Containers & Packaging 0 .5%
Amcor Flexibles North
America, Inc. ,
4.00%, 5/17/2025 185,000 180,911
Sonoco Products Co. ,
1.80%, 2/1/2025 655,000 617,476
798,387
Diversified REITs 0 .4%
GLP Capital LP ,
5.25%, 6/1/2025 600,000 588,788
Diversified Telecommunication Services 0 .3%
British Telecommunications
plc ,
4.50%, 12/4/2023 400,000 398,065
Electric Utilities 4 .3%
Alliant Energy Finance LLC ,
3.75%, 6/15/2023(a) 820,000 817,911
American Electric Power Co.,
Inc. ,
Series A, (ICE LIBOR USD
3 Month + 0.48%), 5.29%,
11/1/2023(c) 1,085,000 1,083,271
2.03%, 3/15/2024 255,000 246,976
Edison International ,
4.70%, 8/15/2025 585,000 577,541
Eversource Energy ,
Series N, 3.80%, 12/1/2023 1,155,000 1,142,629
NextEra Energy Capital
Holdings, Inc. ,
(United States SOFR
Compounded Index
+ 0.40%), 5.26%,
11/3/2023(c) 170,000 169,571
6.05%, 3/1/2025 190,000 193,159
4.90%, 2/28/2028(d) 545,000 551,539
Pacific Gas and Electric Co. ,
3.25%, 2/16/2024 465,000 455,177
Pennsylvania Electric Co. ,
5.15%, 3/30/2026(a) 100,000 100,484
Southern Co. (The) ,
Series 21-A, 0.60%,
2/26/2024 750,000 722,557

Nationwide Loomis Short Term Bond Fund - April 30, 2023 (Unaudited) - Statements of Investments - 53
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Vistra Operations Co. LLC ,
5.13%, 5/13/2025(a) 375,000 366,682
6,427,497
Electronic Equipment, Instruments & Components 0 .7%
Amphenol Corp. ,
4.75%, 3/30/2026 60,000 60,326
Avnet, Inc. ,
6.25%, 3/15/2028 520,000 533,620
Flex Ltd. ,
6.00%, 1/15/2028 180,000 183,885
Jabil, Inc. ,
5.45%, 2/1/2029 50,000 50,325
Trimble, Inc. ,
6.10%, 3/15/2033 175,000 179,201
1,007,357
Entertainment 1 .0%
Take-Two Interactive
Software, Inc. ,
3.30%, 3/28/2024 555,000 544,471
4.95%, 3/28/2028 630,000 635,332
Warnermedia Holdings, Inc. ,
3.76%, 3/15/2027(a) 285,000 268,586
1,448,389
Financial Services 1 .6%
Antares Holdings LP ,
3.75%, 7/15/2027(a) 390,000 329,006
Element Fleet Management
Corp. ,
3.85%, 6/15/2025(a) 320,000 305,491
Fidelity National Information
Services, Inc. ,
4.50%, 7/15/2025 555,000 549,456
Global Payments, Inc. ,
1.50%, 11/15/2024(d) 275,000 259,587
Synchrony Bank ,
5.40%, 8/22/2025 305,000 290,858
Western Union Co. (The) ,
4.25%, 6/9/2023 570,000 568,289
2,302,687
Food Products 1 .2%
Archer-Daniels-Midland Co. ,
4.50%, 8/15/2033(d) 105,000 105,187
Cargill, Inc. ,
4.50%, 6/24/2026(a) 100,000 100,578
JBS USA LUX SA ,
5.13%, 2/1/2028(a) 805,000 786,215
Mars, Inc. ,
4.55%, 4/20/2028(a) 735,000 741,844
1,733,824
Gas Utilities 0 .6%
CenterPoint Energy
Resources Corp. ,
5.25%, 3/1/2028 745,000 772,813
Corporate Bonds
Principal
Amount ($) Value ($)
Gas Utilities
Southwest Gas Corp. ,
5.45%, 3/23/2028(d) 85,000 86,399
859,212
Ground Transportation 2 .2%
DAE Funding LLC ,
1.55%, 8/1/2024(a) 215,000 203,423
ERAC USA Finance LLC ,
4.60%, 5/1/2028(a) 400,000 399,058
Penske Truck Leasing Co. LP ,
4.13%, 8/1/2023(a) 845,000 840,844
4.00%, 7/15/2025(a) 45,000 43,649
5.55%, 5/1/2028(a) 390,000 392,597
Ryder System, Inc. ,
5.65%, 3/1/2028 455,000 466,323
Triton Container International
Ltd. ,
0.80%, 8/1/2023(a) 495,000 487,824
Union Pacific Corp. ,
4.75%, 2/21/2026 365,000 368,863
3,202,581
Health Care Equipment & Supplies 0 .5%
GE HealthCare Technologies,
Inc. ,
5.55%, 11/15/2024(a) 735,000 738,128
Hotels, Restaurants & Leisure 0 .5%
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 281,000 284,299
Hyatt Hotels Corp. ,
1.30%, 10/1/2023 405,000 399,015
5.38%, 4/23/2025(f) 65,000 65,245
Marriott International, Inc. ,
4.90%, 4/15/2029 70,000 69,591
818,150
Household Durables 0 .3%
Whirlpool Corp. ,
5.50%, 3/1/2033 370,000 376,188
Independent Power and Renewable Electricity Producers
0 .2%
AES Corp. (The) ,
3.30%, 7/15/2025(a) 315,000 299,140
Insurance 5 .0%
Assurant, Inc. ,
4.20%, 9/27/2023 49,000 48,502
Athene Global Funding ,
2.50%, 3/24/2028(a) 320,000 269,958
Brighthouse Financial Global
Funding ,
1.20%, 12/15/2023(a) 255,000 247,359
1.75%, 1/13/2025(a) 375,000 351,287
CNO Global Funding ,
2.65%, 1/6/2029(a) 475,000 415,885
Equitable Financial Life Global
Funding ,
5.50%, 12/2/2025(a)(d) 435,000 435,295

54 - Statements of Investments - April 30, 2023 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
F&G Annuities & Life, Inc. ,
7.40%, 1/13/2028(a) 125,000 127,144
F&G Global Funding ,
5.15%, 7/7/2025(a) 390,000 384,208
GA Global Funding Trust ,
1.25%, 12/8/2023(a) 565,000 548,157
Guardian Life Global Funding ,
1.10%, 6/23/2025(a) 995,000 914,316
Jackson National Life Global
Funding ,
1.75%, 1/12/2025(a) 460,000 430,112
MassMutual Global Funding II ,
4.15%, 8/26/2025(a) 202,000 198,554
Metropolitan Life Global
Funding I ,
0.90%, 6/8/2023(a) 445,000 442,963
New York Life Global Funding ,
4.85%, 1/9/2028(a) 175,000 177,683
Pricoa Global Funding I ,
1.15%, 12/6/2024(a) 955,000 897,079
Protective Life Global
Funding ,
1.65%, 1/13/2025(a) 460,000 432,915
4.71%, 7/6/2027(a) 245,000 242,686
RGA Global Funding ,
2.70%, 1/18/2029(a) 360,000 315,379
Security Benefit Global
Funding ,
1.25%, 5/17/2024(a) 450,000 428,597
Trustage Financial Group,
Inc. ,
4.63%, 4/15/2032(a) 135,000 121,490
7,429,569
IT Services 0 .3%
International Business
Machines Corp. ,
4.50%, 2/6/2028 515,000 516,162
Machinery 0 .5%
CNH Industrial Capital LLC ,
1.95%, 7/2/2023 230,000 228,718
5.45%, 10/14/2025 170,000 171,859
4.55%, 4/10/2028 115,000 113,804
Stanley Black & Decker, Inc. ,
6.00%, 3/6/2028 190,000 196,888
711,269
Metals & Mining 0 .6%
BHP Billiton Finance USA Ltd. ,
4.88%, 2/27/2026 520,000 526,374
Glencore Funding LLC ,
4.13%, 3/12/2024(a) 190,000 186,961
Northern Star Resources Ltd. ,
6.13%, 4/11/2033(a) 140,000 139,546
852,881
Mortgage Real Estate Investment Trusts (REITs) 0 .2%
Starwood Property Trust, Inc. ,
5.50%, 11/1/2023(a) 40,000 39,700
Corporate Bonds
Principal
Amount ($) Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Starwood Property Trust, Inc.,
3.75%, 12/31/2024(a) 355,000 331,852
371,552
Multi-Utilities 1 .7%
Dominion Energy, Inc. ,
3.07%, 8/15/2024(f) 295,000 286,840
DTE Energy Co. ,
4.22%, 11/1/2024(f) 375,000 369,491
Public Service Enterprise
Group, Inc. ,
0.84%, 11/8/2023 675,000 658,930
Sempra Energy ,
3.70%, 4/1/2029 165,000 155,664
WEC Energy Group, Inc. ,
0.55%, 9/15/2023 1,105,000 1,085,177
2,556,102
Office REITs 0 .4%
Hudson Pacific Properties LP ,
5.95%, 2/15/2028 370,000 288,721
Office Properties Income
Trust ,
4.50%, 2/1/2025 350,000 297,739
586,460
Oil, Gas & Consumable Fuels 1 .9%
Baytex Energy Corp. ,
8.50%, 4/30/2030(a)(d) 120,000 120,639
Crestwood Midstream
Partners LP ,
7.38%, 2/1/2031(a)(d) 260,000 260,000
Enbridge, Inc. ,
5.70%, 3/8/2033 245,000 254,430
EQT Corp. ,
6.13%, 2/1/2025(f) 240,000 240,641
Gray Oak Pipeline LLC ,
2.60%, 10/15/2025(a) 75,000 69,660
Matador Resources Co. ,
6.88%, 4/15/2028(a) 40,000 40,251
Phillips 66 ,
4.95%, 12/1/2027 270,000 272,513
Pioneer Natural Resources
Co. ,
5.10%, 3/29/2026 460,000 464,566
TransCanada PipeLines Ltd. ,
1.00%, 10/12/2024 235,000 220,657
(United States SOFR
Compounded Index +
1.52%), 6.36%, 3/9/2026(c) 520,000 520,360
Williams Cos., Inc. (The) ,
5.40%, 3/2/2026 300,000 306,021
2,769,738
Passenger Airlines 0 .2%
Southwest Airlines Co. ,
5.25%, 5/4/2025 255,000 255,631
United Airlines, Inc. ,
4.38%, 4/15/2026(a) 120,000 114,602
370,233

Nationwide Loomis Short Term Bond Fund - April 30, 2023 (Unaudited) - Statements of Investments - 55
Corporate Bonds
Principal
Amount ($) Value ($)
Personal Care Products 0 .2%
Kenvue, Inc. ,
5.05%, 3/22/2028(a) 355,000 367,669
Pharmaceuticals 0 .9%
AstraZeneca plc ,
3.50%, 8/17/2023 695,000 691,976
Bayer US Finance II LLC ,
3.38%, 7/15/2024(a) 385,000 376,351
Teva Pharmaceutical Finance
Netherlands III BV ,
4.75%, 5/9/2027 230,000 215,403
1,283,730
Real Estate Management & Development 0 .1%
Forestar Group, Inc. ,
3.85%, 5/15/2026(a) 155,000 143,339
Retail REITs 0 .5%
Federal Realty Investment
Trust ,
3.95%, 1/15/2024 665,000 657,706
Realty Income Corp. ,
4.70%, 12/15/2028(d) 150,000 148,487
806,193
Semiconductors & Semiconductor Equipment 1 .9%
Broadcom, Inc. ,
4.00%, 4/15/2029(a) 245,000 230,731
Marvell Technology, Inc. ,
4.20%, 6/22/2023 600,000 598,817
Microchip Technology, Inc. ,
2.67%, 9/1/2023 335,000 331,805
Micron Technology, Inc. ,
5.38%, 4/15/2028 370,000 368,785
6.75%, 11/1/2029 355,000 374,107
Qorvo, Inc. ,
1.75%, 12/15/2024(a) 100,000 93,643
Skyworks Solutions, Inc. ,
0.90%, 6/1/2023 525,000 522,902
Texas Instruments, Inc. ,
4.90%, 3/14/2033 285,000 297,308
2,818,098
Software 0 .8%
Infor, Inc. ,
1.45%, 7/15/2023(a) 225,000 223,045
VMware, Inc. ,
0.60%, 8/15/2023 1,005,000 991,138
1,214,183
Specialty Retail 0 .5%
Advance Auto Parts, Inc. ,
5.90%, 3/9/2026 275,000 282,311
Lowe's Cos., Inc. ,
4.40%, 9/8/2025 400,000 398,439
680,750
Technology Hardware, Storage & Peripherals 0 .6%
Dell International LLC ,
5.85%, 7/15/2025 390,000 398,298
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise
Co. ,
5.90%, 10/1/2024 485,000 490,162
888,460
Tobacco 1 .4%
BAT International Finance plc ,
4.45%, 3/16/2028 940,000 902,963
Philip Morris International,
Inc. ,
4.88%, 2/15/2028 740,000 746,518
5.13%, 2/15/2030 420,000 424,373
2,073,854
Trading Companies & Distributors 1 .0%
Air Lease Corp. ,
0.70%, 2/15/2024 505,000 484,970
0.80%, 8/18/2024 200,000 187,798
Aircastle Ltd. ,
2.85%, 1/26/2028(a) 330,000 287,774
Aviation Capital Group LLC ,
3.88%, 5/1/2023(a) 515,000 515,000
1,475,542
Total Corporate Bonds
(cost $87,769,206)
85,695,490
Mortgage-Backed Securities 0 .4%
FHLMC Gold Pool
Pool# G14899
3.00%, 11/1/2023 5,711 5,681
Pool# G13746
4.50%, 1/1/2025 14,575 14,578
Pool# G13888
5.00%, 6/1/2025 1,010 1,015
Pool# J19197
3.00%, 5/1/2027 86,869 84,484
Pool# C00748
6.00%, 4/1/2029 3,756 3,902
Pool# C01418
5.50%, 10/1/2032 29,072 30,152
Pool# G01740
5.50%, 12/1/2034 16,063 16,661
Pool# G04342
6.00%, 4/1/2038 20,425 21,379
FHLMC Non Gold Pool
Pool# 972136
4.35%, 1/1/2034(b) 18,175 18,198
Pool# 848191
4.34%, 12/1/2034(b) 105,212 103,208
FNMA Pool# 815323 ,
5.49%, 1/1/2035 (b) 26,874
26,875
FNMA UMBS Pool
Pool# 931892
4.50%, 9/1/2024 57,147 57,092
Pool# AL0802
4.50%, 4/1/2025 10,644 10,633

56 - Statements of Investments - April 30, 2023 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AB2518
4.00%, 3/1/2026 15,550 15,415
Pool# AB4998
3.00%, 4/1/2027 156,279 151,828
Pool# 190307
8.00%, 6/1/2030 310 327
Pool# 253516
8.00%, 11/1/2030 242 252
Pool# 725773
5.50%, 9/1/2034 35,561 36,845
Pool# 811773
5.50%, 1/1/2035 35,612 36,899
GNMA Pool# 5080 ,
4.00%, 6/20/2026 21,313
20,871
Total Mortgage-Backed Securities
(cost $673,080)
656,295
U.S. Treasury Obligations 11 .7%
U.S. Treasury Notes
4.38%, 10/31/2024 4,075,000 4,073,568
4.13%, 1/31/2025 11,840,000 11,821,500
3.88%, 3/31/2025 (d) 1,485,000 1,478,967
Total U.S. Treasury Obligations
(cost $17,278,723)
17,374,035
Repurchase Agreement 1 .6%
CF Secured, LLC
4.77%, dated 4/28/2023,
due 5/1/2023, repurchase
price $2,300,531,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
5/15/2023 - 2/15/2053;
total market value
$2,346,541. (g)(h) 2,299,616 2,299,616
Total Repurchase Agreement
(cost $2,299,616)
2,299,616
Total Investments
(cost $150,656,988) — 99.5%
147,510,207
Other assets in excess of
liabilities — 0.5% 757,933
NET ASSETS — 100.0%
$ 148,268,140
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2023 was
$57,849,171 which represents 39.02% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of April 30, 2023.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2023.
(d) The security or a portion of this security is on loan as of April
30, 2023. The total value of securities on loan as of April
30, 2023 was $4,984,751, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $2,299,616 and by $2,818,775 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 4.38%, and maturity dates ranging from
9/15/2023 – 2/15/2052, a total value of $5,118,391.
(e) Security in default.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of April 30, 2023.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2023 was $2,299,616.
(h) Please refer to Note 2 for additional information on the joint repurchase agreement.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

Nationwide Loomis Short Term Bond Fund - April 30, 2023 (Unaudited) - Statements of Investments - 57
Futures contracts outstanding as of April 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 14 6/2023 USD 2,886,297 25,130
Total long contracts 25,130
Short Contracts
U.S. Treasury 10 Year Ultra Note (50) 6/2023 USD (6,072,656) (201,648)
Total short contracts (201,648)
Net contracts (176,518)
As of April 30, 2023, the Fund had $327,000 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

58 - Statements of Assets and Liabilities - April 30, 2023 (Unaudited) - Fixed lncome Funds
The accompanying notes are an integral part of these financial statements.
Nationwide BNY
Mellon Core Plus
Bond ESG Fund
Assets:
Investment securities, at value
*
$ 576,715,826
Repurchase agreements, at value 12,170,911
Cash 2,737,689
Cash pledged for swap contracts —
Restricted cash, collateral for TBAs —
Deposits with broker for futures contracts 287,969
Interest and dividends receivable 4,449,707
Security lending income receivable 4,755
Receivable for investments sold —
Receivable for capital shares issued 2,527
Receivable for variation margin on futures contracts 141,447
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 29,927
Total Assets 596,540,758
Liabilities:
Payable for investments purchased —
Distributions payable 1,416
Payable for capital shares redeemed 136,186
Payable for variation margin on futures contracts —
Payable for variation margin on centrally cleared swap contracts —
Foreign currency overdraft payable (Note 2) 78
Payable upon return of securities loaned (Note 2) 12,170,911
Accrued expenses and other payables:
Investment advisory fees 195,655
Fund administration fees 22,967
Distribution fees 2,464
Administrative servicing fees 2,147
Accounting and transfer agent fees 3,258
Trustee fees 1,028
Due to broker —
Custodian fees 25,040
Compliance program costs (Note 3) 97
Professional fees 14,582
Printing fees 33,611
Other 11,023
Total Liabilities 12,620,463
Net Assets $ 583,920,295
* Includes value of securities on loan (Note 2) 14,559,752
Cost of investment securities 624,744,717
Cost of repurchase agreements 12,170,911
Cost of foreign currencies (78)
Represented by:
Capital $ 675,120,092
Total distributable earnings (loss) (91,199,797)
Net Assets $ 583,920,295

Fixed lncome Funds - April 30, 2023 (Unaudited) - Statements of Assets and Liabilities - 59
Nationwide Bond
Fund
Nationwide
Government Money
Market Fund
Nationwide
Inflation-Protected
Securities Fund
Nationwide Loomis
Core Bond Fund
Nationwide Loomis
Short-Term Bond
Fund
$ 275,195,385 $ 171,777,761 $ 199,586,859 $ 432,847,438 $ 145,210,591
1,513,988 402,000,000 — 2,951,360 2,299,616
3,825,450 757,030 1,598,705 7,466,234 4,192,190
255,318 — — — —
222 — — — —
— — — 1,410,000 325,938
2,000,771 735,230 432,649 2,634,335 1,116,927
2,102 — — 3,962 706
451 6,072,126 — 21,272,494 991,899
49,449 626,287 5,131 72,976 15,367
— — — 391,610 —
19,179 9 10,240 — 6,404
41,918 34,048 26,229 40,662 33,447
282,904,233 582,002,491 201,659,813 469,091,071 154,193,085
606,260 14,000,000 — 27,651,223 3,384,243
2,175 2,547 — 1,479 3,892
173,502 655,362 20,870 66,949 82,064
9,935 — — — 36,078
27,846 — — — —
— — — — —
1,513,988 — — 2,951,360 2,299,616
93,611 126,642 41,599 155,028 40,286
14,279 21,404 13,416 20,442 12,112
2,050 216 2,061 2,669 4,701
7,110 106,081 2,027 185,457 4,099
5,580 98,578 2,919 6,223 4,968
428 478 297 736 234
78,751 — 1,574 — —
5,705 8,076 4,158 8,785 3,598
43 75 34 79 25
14,416 15,771 15,228 14,273 12,910
28,941 141,130 38,960 28,632 27,661
8,925 15,455 4,003 6,650 8,458
2,593,545 15,191,815 147,146 31,099,985 5,924,945
$ 280,310,688 $ 566,810,676 $ 201,512,667 $ 437,991,086 $ 148,268,140
5,530,166 — — 18,356,575 4,984,751
293,535,257 171,777,761 210,637,297 454,156,582 148,357,372
1,513,988 402,000,000 — 2,951,360 2,299,616
— — — — —
$ 327,329,407 $ 566,813,720 $ 222,065,150 $ 521,409,335 $ 159,858,925
(47,018,719) (3,044) (20,552,483) (83,418,249) (11,590,785)
$ 280,310,688 $ 566,810,676 $ 201,512,667 $ 437,991,086 $ 148,268,140

60 - Statements of Assets and Liabilities - April 30, 2023 (Unaudited) - Fixed lncome Funds
The accompanying notes are an integral part of these financial statements.
Nationwide BNY
Mellon Core Plus
Bond ESG Fund
Net Assets:
Class A Shares $ 11,906,281
Class C Shares —
Class R6 Shares 566,202,865
Institutional Service Class Shares 5,811,149
Investor Shares —
Service Class Shares —
Total $ 583,920,295
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 1,322,873
Class C Shares —
Class R6 Shares 62,866,458
Institutional Service Class Shares 645,106
Investor Shares —
Service Class Shares —
Total 64,834,437
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 9 .00 (a)
Class C Shares $ —
Class R6 Shares $ 9 .01
Institutional Service Class Shares $ 9 .01
Investor Shares $ —
Service Class Shares $ —
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 9 .40
Maximum Sales Charge:
Class A Shares 4 .25%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(c) For Class A Shares that were purchased without a sales charge because such purchase exceeded $250,000, a contingent deferred sales charge of 0.50% may apply to any redemption of such shares within 18 months of their purchase.
(d) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

Fixed lncome Funds - April 30, 2023 (Unaudited) - Statements of Assets and Liabilities - 61
Nationwide Bond
Fund
Nationwide
Government Money
Market Fund
Nationwide
Inflation-Protected
Securities Fund
Nationwide Loomis
Core Bond Fund
Nationwide Loomis
Short-Term Bond
Fund
$ 8,140,801 $ — $ 10,025,642 $ 10,227,953 $ 19,055,624
462,273 — — 921,701 1,345,603
242,449,014 217,459,858 171,137,927 159,390,518 117,676,196
29,258,600 — 20,349,098 267,450,914 10,190,717
— 347,430,733 — — —
— 1,920,085 — — —
$ 280,310,688 $ 566,810,676 $ 201,512,667 $ 437,991,086 $ 148,268,140
976,936 — 1,082,265 1,087,347 1,957,611
55,399 — — 98,642 136,572
29,040,084 217,463,469 18,318,789 16,612,872 12,066,525
3,506,473 — 2,180,640 27,874,215 1,045,087
— 347,434,132 — — —
— 1,920,117 — — —
33,578,892 566,817,718 21,581,694 45,673,076 15,205,795
$ 8 .33 (b) $ — $ 9 .26 (b) $ 9 .41 (c) $ 9 .73 (c)
$ 8 .34 (d) $ — $ — $ 9 .34 (d) $ 9 .85 (d)
$ 8 .35 $ 1 .00 $ 9 .34 $ 9 .59 $ 9 .75
$ 8 .34 $ — $ 9 .33 $ 9 .59 $ 9 .75
$ — $ 1 .00 $ — $ — $ —
$ — $ 1 .00 $ — $ — $ —
$ 8 .52 $ — $ 9 .47 $ 9 .63 $ 9 .95
2 .25% – % 2 .25% 2 .25% 2 .25%

62 - Statements of Operations - For the Six Months Ended April 30, 2023 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Nationwide BNY
Mellon Core Plus
Bond ESG Fund
INVESTMENT INCOME:
Interest income $ 12,193,122
Dividend income 124,606
Income from securities lending (Note 2) 16,964
Foreign tax withholding (185)
Total Income 12,334,507
EXPENSES:
Investment advisory fees 1,282,572
Fund administration fees 98,754
Distribution fees Class A 14,672
Distribution fees Class C —
Distribution fees Service Class —
Administrative servicing fees Class A 4,695
Administrative servicing fees Class C —
Administrative servicing fees Institutional Service Class 3,477
Administrative servicing fees Investor —
Administrative servicing fees Service Class —
Registration and filing fees 23,479
Professional fees 27,689
Printing fees 8,786
Trustee fees 10,598
Custodian fees 15,420
Accounting and transfer agent fees 10,718
Compliance program costs (Note 3) 1,336
Other 5,218
Total expenses before fees waived and expenses reimbursed 1,507,414
Investment advisory fees waived (Note 3) (108,852)
Expenses reimbursed by adviser (Note 3) —
Net Expenses 1,398,562
NET INVESTMENT INCOME 10,935,945
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (11,285,575)
Expiration or closing of futures contracts (Note 2) 1,615,272
Expiration or closing of written option contracts (Note 2) —
TBA Sale Commitments (Note 2) —
Expiration or closing of swap contracts (Note 2) —
Net realized gains (losses) (9,670,303)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 42,199,534
Futures contracts (Note 2) (2,282,270)
Written options contracts (Note 2) —
Swap contracts (Note 2) —
Net change in unrealized appreciation/depreciation 39,917,264
Net realized/unrealized gains (losses) 30,246,961
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 41,182,906

Fixed Income Funds - For the Six Months Ended April 30, 2023 (Unaudited) - Statements of Operations - 63
Nationwide Bond
Fund
Nationwide
Government Money
Market Fund
Nationwide
Inflation-Protected
Securities Fund
Nationwide Loomis
Core Bond Fund
Nationwide Loomis
Short-Term Bond
Fund
$ 5,375,738 $ 12,126,641 $ 3,939,318 $ 7,723,942 $ 2,965,305
— — — — —
10,065 — 209 21,333 5,393
— — — — —
5,385,803 12,126,641 3,939,527 7,745,275 2,970,698
560,670 824,642 250,925 959,188 259,098
62,714 94,715 50,681 86,682 44,004
10,204 — 12,410 12,811 22,479
2,501 — — 3,418 5,584
— 1,357 — — —
2,097 — 8,941 3,074 8,992
175 — — 182 744
11,590 — 15,229 397,355 7,758
— 170,035 — — —
— 1,356 — — —
26,937 21,940 21,075 28,484 25,546
25,293 13,158 21,749 26,811 22,207
3,062 2,392 2,590 2,981 621
5,042 10,092 3,709 8,888 2,743
5,664 4,980 4,235 10,723 3,298
12,662 280,487 6,737 19,037 13,714
639 1,275 466 1,128 346
5,262 3,453 1,936 4,480 1,584
734,512 1,429,882 400,683 1,565,242 418,718
— (74,215) — — (3,427)
(112,596) (67) (62,694) — (39,791)
621,916 1,355,600 337,989 1,565,242 375,500
4,763,887 10,771,041 3,601,538 6,180,033 2,595,198
(5,030,521) — (2,509,210) (5,759,817) (979,644)
(350,287) — 82,632 (1,698,353) 158,880
223,064 — — — —
— — — 14,963 —
(398,041) — — — —
(5,555,785) — (2,426,578) (7,443,207) (820,764)
19,455,313 — 8,473,114 28,282,421 4,933,141
(69,935) — (602,500) 5,171,057 (685,830)
(218,439) — — — —
58,551 — — — —
19,225,490 — 7,870,614 33,453,478 4,247,311
13,669,705 — 5,444,036 26,010,271 3,426,547
$ 18,433,592 $ 10,771,041 $ 9,045,574 $ 32,190,304 $ 6,021,745

The accompanying notes are an integral part of these financial statements.
64 - Statements of Changes in Net Assets - April 30, 2023 (Unaudited) - Fixed Income Funds
Nationwide BNY Mellon Core Plus Bond ESG
Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
OPERATIONS:
Net investment income $ 10,935,945 $ 18,880,091
Net realized gains (losses) (9,670,303) (29,092,593)
Net change in unrealized appreciation/depreciation 39,917,264 (106,102,251)
Change in net assets resulting from operations 41,182,906 (116,314,753)
Distributions to Shareholders From:
Distributable earnings:
Class A (208,875) (444,937)
Class C — —
Class R6 (10,807,715) (27,125,314)
Institutional Service Class (118,939) (317,707)
Investor — —
Service Class — —
Change in net assets from shareholder distributions (11,135,529) (27,887,958)
Change in net assets from capital transactions (1,154,670) (348,075,385)
Change in net assets 28,892,707 (492,278,096)
Net Assets:
Beginning of period 555,027,588 1,047,305,684
End of period $ 583,920,295 $ 555,027,588

Fixed Income Funds - April 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 65
Nationwide Bond Fund Nationwide Government Money Market Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
$ 4,763,887 $ 7,232,944 $ 10,771,041 $ 3,717,924
(5,555,785) (21,252,028) — 60
19,225,490 (44,456,578) — —
18,433,592 (58,475,662) 10,771,041 3,717,984
(127,399) (352,724) — —
(5,864) (22,862) — —
(4,056,302) (8,938,656) (4,141,853) (1,490,622)
(483,485) (1,144,766) — —
— — (6,595,924) (2,243,763)
— — (33,264) (10,707)
(4,673,050) (10,459,008) (10,771,041) (3,745,092)
(1,268,399) (5,313,429) 4,683,103 4,370,388
12,492,143 (74,248,099) 4,683,103 4,343,280
267,818,545 342,066,644 562,127,573 557,784,293
$ 280,310,688 $ 267,818,545 $ 566,810,676 $ 562,127,573

The accompanying notes are an integral part of these financial statements.
66 - Statements of Changes in Net Assets - April 30, 2023 (Unaudited) - Fixed Income Funds
Nationwide BNY Mellon Core Plus Bond ESG
Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 1,243,147 $ 264,934
Proceeds from shares issued from class conversion (Note 1) — —
Dividends reinvested 202,932 433,137
Cost of shares redeemed (888,796) (3,296,973)
Total Class A Shares 557,283 (2,598,902)
Class C Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed in class conversion (Note 1) — —
Cost of shares redeemed — —
Total Class C Shares — —
Class R6 Shares
Proceeds from shares issued 7,538,023 47,681,499
Dividends reinvested 10,806,537 26,905,845
Cost of shares redeemed (18,863,205) (417,372,715)
Total Class R6 Shares (518,645) (342,785,371)
Institutional Service Class Shares
Proceeds from shares issued 424,245 650,517
Dividends reinvested 117,759 315,700
Cost of shares redeemed (1,735,312) (3,657,329)
Total Institutional Service Class Shares (1,193,308) (2,691,112)
Investor Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Investor Shares — —
Service Class Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Service Class Shares — —
Change in net assets from capital transactions $ (1,154,670) $ (348,075,385)

Fixed Income Funds - April 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 67
Nationwide Bond Fund Nationwide Government Money Market Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
$ 112,469 $ 251,664 $ — $ —
21,537 16,503 — —
120,282 336,403 — —
(615,588) (4,770,744) — —
(361,300) (4,166,174) — —
368 64,936 — —
5,635 22,799 — —
(21,537) (16,503) — —
(102,468) (530,137) — —
(118,002) (458,905) — —
1,557,961 2,061,683 33,055,301 76,626,854
4,056,302 8,938,651 4,141,402 1,490,572
(5,591,364) (9,259,145) (32,868,401) (83,031,705)
22,899 1,741,189 4,328,302 (4,914,279)
1,487,483 4,463,766 — —
477,485 1,129,250 — —
(2,776,964) (8,022,555) — —
(811,996) (2,429,539) — —
— — 49,275,169 114,980,876
— — 6,578,299 2,238,478
— — (55,523,346) (108,330,353)
— — 330,122 8,889,001
— — 277,117 606,454
— — 33,264 10,707
— — (285,702) (221,495)
— — 24,679 395,666
$ (1,268,399) $ (5,313,429) $ 4,683,103 $ 4,370,388

The accompanying notes are an integral part of these financial statements.
68 - Statements of Changes in Net Assets - April 30, 2023 (Unaudited) - Fixed Income Funds
Nationwide BNY Mellon Core Plus Bond ESG
Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
SHARE TRANSACTIONS:
Class A Shares
Issued 138,135 28,403
Issued in class conversion (Note 1) — —
Reinvested 22,726 44,625
Redeemed (99,532) (338,070)
Total Class A Shares 61,329 (265,042)
Class C Shares
Issued — —
Reinvested — —
Redeemed in class conversion (Note 1) — —
Redeemed — —
Total Class C Shares — —
Class R6 Shares
Issued 842,759 4,659,316
Reinvested 1,209,049 2,756,684
Redeemed (2,109,761) (41,213,319)
Total Class R6 Shares (57,953) (33,797,319)
Institutional Service Class Shares
Issued 47,248 67,568
Reinvested 13,182 32,429
Redeemed (195,674) (376,891)
Total Institutional Service Class Shares (135,244) (276,894)
Investor Shares
Issued — —
Reinvested — —
Redeemed — —
Total Investor Shares — —
Service Class Shares
Issued — —
Reinvested — —
Redeemed — —
Total Service Class Shares — —
Total change in shares (131,868) (34,339,255)

Fixed Income Funds - April 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 69
Nationwide Bond Fund Nationwide Government Money Market Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
13,771 26,926 — —
2,597 2,029 — —
14,593 36,602 — —
(74,723) (510,842) — —
(43,762) (445,285) — —
45 7,002 — —
682 2,460 — —
(2,591) (2,026) — —
(12,498) (59,833) — —
(14,362) (52,397) — —
187,013 223,209 33,055,301 76,626,854
491,020 983,337 4,141,403 1,490,573
(674,466) (1,028,178) (32,868,401) (83,031,705)
3,567 178,368 4,328,303 (4,914,278)
181,150 490,697 — —
57,838 123,938 — —
(335,931) (888,915) — —
(96,943) (274,280) — —
— — 49,275,170 114,980,876
— — 6,578,299 2,238,478
— — (55,523,346) (108,330,352)
— — 330,123 8,889,002
— — 277,117 606,454
— — 33,264 10,707
— — (285,702) (221,495)
— — 24,679 395,666
(151,500) (593,594) 4,683,105 4,370,390

The accompanying notes are an integral part of these financial statements.
70 - Statements of Changes in Net Assets - April 30, 2023 (Unaudited) - Fixed Income Funds
Nationwide Inflation-Protected Securities
Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
OPERATIONS:
Net investment income $ 3,601,538 $ 14,768,182
Net realized losses (2,426,578) (633,007)
Net change in unrealized appreciation/depreciation 7,870,614 (42,873,792)
Change in net assets resulting from operations 9,045,574 (28,738,617)
Distributions to Shareholders From:
Distributable earnings:
Class A (52,232) (1,049,095)
Class C — —
Class R6 (1,255,102) (18,809,114)
Institutional Service Class (133,411) (2,277,019)
Change in net assets from shareholder distributions (1,440,745) (22,135,228)
Change in net assets from capital transactions (6,060,444) (7,552,540)
Change in net assets 1,544,385 (58,426,385)
Net Assets:
Beginning of period 199,968,282 258,394,667
End of period $ 201,512,667 $ 199,968,282
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 599,745 $ 2,932,263
Proceeds from shares issued from class conversion (Note 1) — —
Dividends reinvested 51,673 1,040,314
Cost of shares redeemed (769,849) (3,408,609)
Total Class A Shares (118,431) 563,968
Class C Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed in class conversion (Note 1) — —
Cost of shares redeemed — —
Total Class C Shares — —
Class R6 Shares
Proceeds from shares issued 3,115,727 8,611,434
Dividends reinvested 1,255,102 18,809,109
Cost of shares redeemed (9,164,464) (34,470,463)
Total Class R6 Shares (4,793,635) (7,049,920)
Institutional Service Class Shares
Proceeds from shares issued 842,269 4,037,779
Dividends reinvested 128,411 2,209,797
Cost of shares redeemed (2,119,058) (7,314,164)
Total Institutional Service Class Shares (1,148,378) (1,066,588)
Change in net assets from capital transactions $ (6,060,444) $ (7,552,540)

Fixed Income Funds - April 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 71
Nationwide Loomis Core Bond Fund Nationwide Loomis Short-Term Bond Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
$ 6,180,033 $ 10,080,826 $ 2,595,198 $ 3,423,180
(7,443,207) (49,729,077) (820,764) (4,419,965)
33,453,478 (53,893,069) 4,247,311 (9,006,046)
32,190,304 (93,541,320) 6,021,745 (10,002,831)
(179,103) (363,855) (292,421) (321,759)
(13,880) (31,990) (20,029) (26,451)
(2,850,753) (5,403,026) (2,091,145) (2,807,321)
(5,532,060) (10,856,246) (210,405) (312,973)
(8,575,796) (16,655,117) (2,614,000) (3,468,504)
(48,392,451) (36,546,697) (4,178,236) (30,389,869)
(24,777,943) (146,743,134) (770,491) (43,861,204)
462,769,029 609,512,163 149,038,631 192,899,835
$ 437,991,086 $ 462,769,029 $ 148,268,140 $ 149,038,631
$ 219,911 $ 751,620 $ 2,414,194 $ 2,829,657
— 905 852 91,154
169,158 341,767 271,660 298,006
(1,128,378) (1,831,105) (2,283,313) (3,962,101)
(739,309) (736,813) 403,393 (743,284)
18,739 20,969 408,811 283,049
13,644 31,449 19,986 26,126
— (905) (852) (91,154)
(50,965) (947,010) (721,842) (1,478,618)
(18,582) (895,497) (293,897) (1,260,597)
10,058,940 22,814,007 4,854,073 14,120,606
2,849,174 5,401,750 2,090,690 2,806,726
(6,605,464) (32,476,608) (7,619,849) (42,015,562)
6,302,650 (4,260,851) (675,086) (25,088,230)
30,487,026 30,907,775 561,858 2,427,076
5,530,041 10,851,618 208,780 308,011
(89,954,277) (72,412,929) (4,383,284) (6,032,845)
(53,937,210) (30,653,536) (3,612,646) (3,297,758)
$ (48,392,451) $ (36,546,697) $ (4,178,236) $ (30,389,869)

The accompanying notes are an integral part of these financial statements.
72 - Statements of Changes in Net Assets - April 30, 2023 (Unaudited) - Fixed Income Funds
Nationwide Inflation-Protected Securities
Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
SHARE TRANSACTIONS:
Class A Shares
Issued 66,287 279,798
Issued in class conversion (Note 1) — —
Reinvested 5,710 102,602
Redeemed (84,789) (341,007)
Total Class A Shares (12,792) 41,393
Class C Shares
Issued — —
Reinvested — —
Redeemed in class conversion (Note 1) — —
Redeemed — —
Total Class C Shares — —
Class R6 Shares
Issued 337,664 825,212
Reinvested 137,284 1,839,847
Redeemed (995,746) (3,362,259)
Total Class R6 Shares (520,798) (697,200)
Institutional Service Class Shares
Issued 91,850 394,033
Reinvested 14,068 216,288
Redeemed (231,073) (716,487)
Total Institutional Service Class Shares (125,155) (106,166)
Total change in shares (658,745) (761,973)

Fixed Income Funds - April 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 73
Nationwide Loomis Core Bond Fund Nationwide Loomis Short-Term Bond Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
23,467 71,388 249,304 284,903
— 93 88 9,322
18,166 33,513 28,024 30,386
(121,808) (180,836) (236,278) (399,293)
(80,175) (75,842) 41,138 (74,682)
2,009 2,082 41,751 28,024
1,476 3,068 2,038 2,632
— (93) (87) (9,206)
(5,538) (91,253) (73,733) (148,036)
(2,053) (86,196) (30,031) (126,586)
1,064,692 2,188,938 499,949 1,402,210
300,024 521,526 215,273 285,025
(695,793) (3,211,306) (786,021) (4,267,099)
668,923 (500,842) (70,799) (2,579,864)
3,248,403 2,909,649 57,863 240,661
582,425 1,042,814 21,510 31,280
(9,429,959) (7,089,971) (452,318) (608,754)
(5,599,131) (3,137,508) (372,945) (336,813)
(5,012,436) (3,800,388) (432,637) (3,117,945)

74 - Financial Highlights - April 30, 2023 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Nationwide BNY Mellon Core Plus Bond ESG Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2023 (Unaudited) $ 8.54 $ 0.15 $ 0.47 $ 0.62 $ (0.16) $ — $ (0.16) $ 9.00 7.26% $ 11,906 0.81% 3.49% 0.85% 22.12%
10/31/2022 10.54 0.22 (1.89) (1.67) (0.24) (0.09) (0.33) 8.54 (16.23)% 10,771 0.81% 2.31% 0.84% 103.72%
10/31/2021 10.80 0.18 (0.04) 0.14 (0.21) (0.19) (0.40) 10.54 1.31% 16,089 0.81% 1.69% 0.82% 102.88%
10/31/2020 10.41 0.24 0.41 0.65 (0.26) — (0.26) 10.80 6.38% 18,296 0.82% 2.25% 0.83% 99.33%
10/31/2019 9.74 0.28 0.68 0.96 (0.29) — (0.29) 10.41 10.03% 21,799 0.83% 2.80% 0.84% 113.81%
10/31/2018 10.24 0.29 (0.49) (0.20) (0.30) — (0.30) 9.74 (2.01)% 20,176 0.86% 2.86% 0.86% 77.41%
Class R6 Shares
4/30/2023 (Unaudited) 8.54 0.17 0.47 0.64 (0.17) — (0.17) 9.01 7.55% 566,203 0.48% 3.81% 0.52% 22.12%
10/31/2022 10.55 0.25 (1.90) (1.65) (0.27) (0.09) (0.36) 8.54 (16.04)% 537,588 0.48% 2.61% 0.51% 103.72%
10/31/2021 10.81 0.22 (0.04) 0.18 (0.25) (0.19) (0.44) 10.55 1.65% 1,020,063 0.48% 2.02% 0.49% 102.88%
10/31/2020 10.42 0.27 0.42 0.69 (0.30) — (0.30) 10.81 6.74% 1,121,592 0.48% 2.58% 0.49% 99.33%
10/31/2019 9.75 0.32 0.68 1.00 (0.33) — (0.33) 10.42 10.40% 1,146,900 0.48% 3.15% 0.49% 113.81%
10/31/2018 10.25 0.32 (0.49) (0.17) (0.33) — (0.33) 9.75 (1.65)% 1,149,051 0.49% 3.22% 0.49% 77.41%
Institutional Service Class Shares
4/30/2023 (Unaudited) 8.55 0.16 0.47 0.63 (0.17) — (0.17) 9.01 7.36% 5,811 0.59% 3.69% 0.63% 22.12%
10/31/2022 10.55 0.25 (1.90) (1.65) (0.26) (0.09) (0.35) 8.55 (15.99)% 6,669 0.53% 2.56% 0.56% 103.72%
10/31/2021 10.81 0.21 (0.04) 0.17 (0.24) (0.19) (0.43) 10.55 1.60% 11,153 0.53% 1.97% 0.54% 102.88%
10/31/2020 10.42 0.27 0.41 0.68 (0.29) — (0.29) 10.81 6.66% 16,321 0.55% 2.53% 0.56% 99.33%
10/31/2019 9.75 0.30 0.69 0.99 (0.32) — (0.32) 10.42 10.28% 27,501 0.58% 3.01% 0.59% 113.81%
10/31/2018 10.25 0.31 (0.49) (0.18) (0.32) — (0.32) 9.75 (1.76)% 17,769 0.60% 3.09% 0.60% 77.41%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Fixed Income Funds - April 30, 2023 (Unaudited) - Financial Highlights - 75
The accompanying notes are an integral part of these financial statements.
Nationwide Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2023 (Unaudited) $ 7.93 $ 0.13 $ 0.40 $ 0.53 $ (0.13) $ — $ (0.13) $ 8.33 6.68% $ 8,141 0.74% 3.19% 0.82% 20.80%
10/31/2022 9.95 0.19 (1.93) (1.74) (0.20) (0.08) (0.28) 7.93 (17.77)% 8,090 0.72% 2.07% 0.80% 145.73%
10/31/2021 10.27 0.15 (0.07) 0.08 (0.19) (0.21) (0.40) 9.95 0.75% 14,585 0.72% 1.52% 0.80% 119.56%
10/31/2020 10.00 0.21 0.30 0.51 (0.24) — (0.24) 10.27 5.16% 16,646 0.72% 2.11% 0.79% 56.59%
10/31/2019 9.27 0.26 0.74 1.00 (0.27) — (0.27) 10.00 10.93% 13,439 0.72% 2.69% 0.79% 38.73%
10/31/2018 9.70 0.26 (0.43) (0.17) (0.26) — (0.26) 9.27 (1.76)% 10,834 0.74% 2.71% 0.81% 47.75%
Class C Shares
4/30/2023 (Unaudited) 7.94 0.10 0.40 0.50 (0.10) — (0.10) 8.34 6.27% 462 1.51% 2.41% 1.59% 20.80%
10/31/2022 9.96 0.11 (1.92) (1.81) (0.13) (0.08) (0.21) 7.94 (18.40)% 554 1.51% 1.26% 1.59% 145.73%
10/31/2021 10.28 0.08 (0.08) — (0.11) (0.21) (0.32) 9.96 (0.02)% 1,217 1.49% 0.75% 1.56% 119.56%
10/31/2020 10.01 0.14 0.29 0.43 (0.16) — (0.16) 10.28 4.35% 1,696 1.49% 1.33% 1.56% 56.59%
10/31/2019 9.28 0.19 0.74 0.93 (0.20) — (0.20) 10.01 10.07% 1,169 1.49% 1.95% 1.57% 38.73%
10/31/2018 9.71 0.18 (0.42) (0.24) (0.19) — (0.19) 9.28 (2.50)% 2,134 1.49% 1.95% 1.56% 47.75%
Class R6 Shares
4/30/2023 (Unaudited) 7.94 0.14 0.41 0.55 (0.14) — (0.14) 8.35 6.96% 242,449 0.44% 3.48% 0.52% 20.80%
10/31/2022 9.97 0.21 (1.93) (1.72) (0.23) (0.08) (0.31) 7.94 (17.61)% 230,576 0.44% 2.39% 0.52% 145.73%
10/31/2021 10.29 0.18 (0.08) 0.10 (0.21) (0.21) (0.42) 9.97 1.03% 287,637 0.44% 1.80% 0.52% 119.56%
10/31/2020 10.02 0.24 0.30 0.54 (0.27) — (0.27) 10.29 5.44% 297,589 0.44% 2.39% 0.51% 56.59%
10/31/2019 9.28 0.29 0.75 1.04 (0.30) — (0.30) 10.02 11.34% 303,435 0.44% 2.98% 0.51% 38.73%
10/31/2018 9.72 0.29 (0.44) (0.15) (0.29) — (0.29) 9.28 (1.57)% 325,877 0.44% 3.01% 0.51% 47.75%
Institutional Service Class Shares
4/30/2023 (Unaudited) 7.94 0.14 0.40 0.54 (0.14) — (0.14) 8.34 6.79% 29,259 0.52% 3.40% 0.60% 20.80%
10/31/2022 9.96 0.21 (1.93) (1.72) (0.22) (0.08) (0.30) 7.94 (17.59)% 28,599 0.52% 2.30% 0.60% 145.73%
10/31/2021 10.28 0.17 (0.07) 0.10 (0.21) (0.21) (0.42) 9.96 0.95% 38,628 0.52% 1.72% 0.60% 119.56%
10/31/2020 10.01 0.24 0.29 0.53 (0.26) — (0.26) 10.28 5.36% 42,901 0.52% 2.32% 0.59% 56.59%
10/31/2019 9.28 0.28 0.74 1.02 (0.29) — (0.29) 10.01 11.16% 51,985 0.51% 2.90% 0.58% 38.73%
10/31/2018 9.71 0.28 (0.43) (0.15) (0.28) — (0.28) 9.28 (1.53)% 42,859 0.50% 2.95% 0.57% 47.75%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

76 - Financial Highlights - April 30, 2023 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Government Money Market Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(c)(d)
Class R6 Shares
4/30/2023 (Unaudited) $ 1.00 $ 0.02 $ — $ 0.02 $ (0.02) $ — $ (0.02) $ 1.00 1.99% $ 217,460 0.43% 3.98% 0.46%
10/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 0.71% 213,132 0.30% 0.70% 0.48%
10/31/2021 1.00 — — — — — — 1.00 —% 218,056 0.08% —% 0.48%
10/31/2020 1.00 — — — — — — 1.00 0.46% 258,186 0.35% 0.40% 0.47%
10/31/2019 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.90% 209,338 0.47% 1.89% 0.47%
10/31/2018 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.21% 239,032 0.48% 1.18% 0.48%
Investor Shares
4/30/2023 (Unaudited) 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.94% 347,431 0.53% 3.88% 0.56%
10/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 0.66% 347,101 0.35% 0.66% 0.58%
10/31/2021 1.00 — — — — — — 1.00 —% 338,228 0.08% —% 0.58%
10/31/2020 1.00 — — — — — — 1.00 0.42% 384,298 0.38% 0.38% 0.57%
10/31/2019 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.84% 326,772 0.53% 1.82% 0.53%
10/31/2018 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.13% 315,540 0.57% 1.11% 0.57%
Service Class Shares
4/30/2023 (Unaudited) 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.84% 1,920 0.72% 3.68% 0.76%
10/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 0.57% 1,895 0.46% 0.60% 0.78%
10/31/2021 1.00 — — — — — — 1.00 —% 1,500 0.08% —% 0.78%
10/31/2020 1.00 — — — — — — 1.00 0.34% 1,619 0.47% 0.35% 0.77%
10/31/2019 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.62% 1,794 0.75% 1.61% 0.77%
10/31/2018 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 0.94% 1,867 0.75% 0.92% 0.78%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

Fixed Income Funds - April 30, 2023 (Unaudited) - Financial Highlights - 77
The accompanying notes are an integral part of these financial statements.
Nationwide Inflation-Protected Securities Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2023 (Unaudited) $ 8.92 $ 0.14 $ 0.25 $ 0.39 $ (0.05) $ — $ (0.05) $ 9.26 4.35% $ 10,026 0.73% 3.19% 0.79% 4.31%
10/31/2022 11.15 0.61 (1.90) (1.29) (0.81) (0.13) (0.94) 8.92 (12.32)% 9,769 0.72% 6.00% 0.78% 44.89%
10/31/2021 10.77 0.37 0.25 0.62 (0.24) — (0.24) 11.15 5.79% 11,747 0.71% 3.38% 0.77% 17.65%
10/31/2020 9.98 0.11 0.75 0.86 (0.07) — (0.07) 10.77 8.63% 12,387 0.65% 1.07% 0.73% 19.71%
10/31/2019 9.38 0.14 0.66 0.80 (0.20) — (0.20) 9.98 8.58% 9,491 0.57% 1.46% 0.74% 14.70%
10/31/2018 9.70 0.19 (0.35) (0.16) (0.16) — (0.16) 9.38 (1.69)% 11,342 0.58% 1.98% 0.75% 13.69%
Class R6 Shares
4/30/2023 (Unaudited) 9.00 0.16 0.25 0.41 (0.07) — (0.07) 9.34 4.54% 171,138 0.30% 3.62% 0.36% 4.31%
10/31/2022 11.24 0.65 (1.90) (1.25) (0.86) (0.13) (0.99) 9.00 (11.93)% 169,480 0.30% 6.37% 0.36% 44.89%
10/31/2021 10.86 0.42 0.25 0.67 (0.29) — (0.29) 11.24 6.26% 219,568 0.30% 3.83% 0.36% 17.65%
10/31/2020 10.06 0.14 0.75 0.89 (0.09) — (0.09) 10.86 8.93% 219,947 0.30% 1.35% 0.37% 19.71%
10/31/2019 9.46 0.17 0.66 0.83 (0.23) — (0.23) 10.06 8.82% 200,303 0.30% 1.74% 0.38% 14.70%
10/31/2018 9.77 0.25 (0.38) (0.13) (0.18) — (0.18) 9.46 (1.35)% 205,271 0.30% 2.55% 0.38% 13.69%
Institutional Service Class Shares
4/30/2023 (Unaudited) 8.99 0.16 0.24 0.40 (0.06) — (0.06) 9.33 4.46% 20,349 0.45% 3.47% 0.51% 4.31%
10/31/2022 11.23 0.64 (1.91) (1.27) (0.84) (0.13) (0.97) 8.99 (12.07)% 20,720 0.45% 6.22% 0.51% 44.89%
10/31/2021 10.85 0.41 0.24 0.65 (0.27) — (0.27) 11.23 6.08% 27,080 0.45% 3.72% 0.51% 17.65%
10/31/2020 10.05 0.13 0.75 0.88 (0.08) — (0.08) 10.85 8.84% 26,704 0.43% 1.22% 0.50% 19.71%
10/31/2019 9.45 0.16 0.66 0.82 (0.22) — (0.22) 10.05 8.70% 22,797 0.42% 1.62% 0.50% 14.70%
10/31/2018 9.76 0.21 (0.35) (0.14) (0.17) — (0.17) 9.45 (1.45)% 23,578 0.42% 2.13% 0.50% 13.69%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

78 - Financial Highlights - April 30, 2023 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Loomis Core Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
4/30/2023 (Unaudited) $ 8.96 $ 0.12 $ 0.50 $ 0.62 $ (0.15) $ (0.02) $ (0.17) $ 9.41 6.86% $ 10,228 0.80% 2.51% 0.80% 183.15%
10/31/2022 10.98 0.17 (1.90) (1.73) (0.18) (0.11) (0.29) 8.96 (16.00)% 10,457 0.79% 1.74% 0.79% 342.05%
10/31/2021 11.52 0.12 (0.13) (0.01) (0.14) (0.39) (0.53) 10.98 (0.14)% 13,647 0.80% 1.11% 0.80% 222.10%
10/31/2020 11.09 0.20 0.51 0.71 (0.21) (0.07) (0.28) 11.52 6.54% 13,709 0.82% 1.79% 0.82% 149.72%
10/31/2019 10.20 0.28 0.91 1.19 (0.29) (0.01) (0.30) 11.09 11.73% 12,836 0.90% 2.65% 0.90% 145.32%
10/31/2018 10.71 0.23 (0.50) (0.27) (0.24) — (0.24) 10.20 (2.58)% 11,648 0.91% 2.16% 0.91% 289.06%
Class C Shares
4/30/2023 (Unaudited) 8.90 0.09 0.49 0.58 (0.12) (0.02) (0.14) 9.34 6.54% 922 1.28% 2.05% 1.28% 183.15%
10/31/2022 10.91 0.12 (1.88) (1.76) (0.14) (0.11) (0.25) 8.90 (16.42)%(f) 896 1.28% 1.20% 1.28% 342.05%
10/31/2021 11.45 0.07 (0.13) (0.06) (0.09) (0.39) (0.48) 10.91 (0.63)%(f) 2,038 1.29% 0.64% 1.29% 222.10%
10/31/2020 11.02 0.15 0.50 0.65 (0.15) (0.07) (0.22) 11.45 6.05% 3,001 1.34% 1.31% 1.34% 149.72%
10/31/2019 10.14 0.24 0.89 1.13 (0.24) (0.01) (0.25) 11.02 11.22% 3,492 1.34% 2.23% 1.34% 145.32%
10/31/2018 10.64 0.19 (0.50) (0.31) (0.19) — (0.19) 10.14 (2.90)% 3,413 1.33% 1.79% 1.33% 289.06%
Class R6 Shares
4/30/2023 (Unaudited) 9.13 0.13 0.51 0.64 (0.16) (0.02) (0.18) 9.59 6.99% 159,391 0.48% 2.75% 0.48% 183.15%
10/31/2022 11.19 0.21 (1.94) (1.73) (0.22) (0.11) (0.33) 9.13 (15.80)% 145,639 0.47% 2.02% 0.47% 342.05%
10/31/2021 11.74 0.16 (0.14) 0.02 (0.18) (0.39) (0.57) 11.19 0.08% 184,051 0.47% 1.39% 0.47% 222.10%
10/31/2020 11.30 0.23 0.53 0.76 (0.25) (0.07) (0.32) 11.74 6.85% 167,866 0.48% 1.96% 0.48% 149.72%
10/31/2019 10.39 0.32 0.93 1.25 (0.33) (0.01) (0.34) 11.30 12.14% 23,343 0.50% 3.00% 0.50% 145.32%
10/31/2018 10.90 0.27 (0.50) (0.23) (0.28) — (0.28) 10.39 (2.14)% 30,609 0.48% 2.51% 0.48% 289.06%
Institutional Service Class Shares
4/30/2023 (Unaudited) 9.13 0.12 0.51 0.63 (0.15) (0.02) (0.17) 9.59 6.86%(f) 267,451 0.73% 2.48% 0.73% 183.15%
10/31/2022 11.19 0.18 (1.94) (1.76) (0.19) (0.11) (0.30) 9.13 (16.02)%(f) 305,778 0.72% 1.75% 0.72% 342.05%
10/31/2021 11.74 0.13 (0.14) (0.01) (0.15) (0.39) (0.54) 11.19 (0.17)% 409,776 0.72% 1.15% 0.72% 222.10%
10/31/2020 11.30 0.21 0.52 0.73 (0.22) (0.07) (0.29) 11.74 6.59% 384,185 0.73% 1.84% 0.73% 149.72%
10/31/2019 10.40 0.30 0.91 1.21 (0.30) (0.01) (0.31) 11.30 11.75% 364,079 0.75% 2.74% 0.75% 145.32%
10/31/2018 10.91 0.25 (0.51) (0.26) (0.25) — (0.25) 10.40 (2.37)% 349,573 0.73% 2.31% 0.73% 289.06%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Fixed Income Funds - April 30, 2023 (Unaudited) - Financial Highlights - 79
The accompanying notes are an integral part of these financial statements.
Nationwide Loomis Short-Term Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2023 (Unaudited) $ 9.51 $ 0.15 $ 0.23 $ 0.38 $ (0.16) $ — $ (0.16) $ 9.73 3.97% $ 19,056 0.80% 3.23% 0.85% 100.66%
10/31/2022 10.27 0.16 (0.75) (0.59) (0.17) — (0.17) 9.51 (5.81)% 18,233 0.80% 1.65% 0.85% 172.73%
10/31/2021 10.33 0.12 (0.05) 0.07 (0.13) — (0.13) 10.27 0.64% 20,441 0.80% 1.18% 0.85% 156.80%
10/31/2020 10.08 0.19 0.25 0.44 (0.19) — (0.19) 10.33 4.39% 22,765 0.78% 1.83% 0.83% 149.16%
10/31/2019 9.77 0.22 0.32 0.54 (0.23) — (0.23) 10.08 5.57% 22,554 0.78% 2.27% 0.81% 126.63%
10/31/2018 9.92 0.16 (0.14) 0.02 (0.17) — (0.17) 9.77 0.24% 24,049 0.78% 1.66% 0.80% 134.55%
Class C Shares
4/30/2023 (Unaudited) 9.63 0.13 0.22 0.35 (0.13) — (0.13) 9.85 3.66% 1,346 1.30% 2.66% 1.35% 100.66%
10/31/2022 10.39 0.11 (0.75) (0.64) (0.12) — (0.12) 9.63 (6.22)% 1,604 1.30% 1.05% 1.35% 172.73%
10/31/2021 10.46 0.07 (0.07) — (0.07) — (0.07) 10.39 0.02% 3,047 1.30% 0.66% 1.34% 156.80%
10/31/2020 10.21 0.13 0.26 0.39 (0.14) — (0.14) 10.46 3.80% 5,195 1.28% 1.31% 1.32% 149.16%
10/31/2019 9.89 0.18 0.32 0.50 (0.18) — (0.18) 10.21 5.07% 6,440 1.27% 1.74% 1.30% 126.63%
10/31/2018 10.04 0.11 (0.14) (0.03) (0.12) — (0.12) 9.89 (0.26)% 9,933 1.27% 1.15% 1.28% 134.55%
Class R6 Shares
4/30/2023 (Unaudited) 9.53 0.17 0.22 0.39 (0.17) — (0.17) 9.75 4.14% 117,676 0.45% 3.57% 0.50% 100.66%
10/31/2022 10.28 0.20 (0.75) (0.55) (0.20) — (0.20) 9.53 (5.38)% 115,687 0.45% 1.98% 0.50% 172.73%
10/31/2021 10.35 0.16 (0.07) 0.09 (0.16) — (0.16) 10.28 0.88% 151,365 0.45% 1.52% 0.50% 156.80%
10/31/2020 10.10 0.22 0.25 0.47 (0.22) — (0.22) 10.35 4.72% 170,326 0.45% 2.15% 0.49% 149.16%
10/31/2019 9.79 0.26 0.31 0.57 (0.26) — (0.26) 10.10 5.90% 175,635 0.45% 2.59% 0.48% 126.63%
10/31/2018 9.94 0.20 (0.14) 0.06 (0.21) — (0.21) 9.79 0.57% 192,944 0.45% 2.02% 0.47% 134.55%
Institutional Service Class Shares
4/30/2023 (Unaudited) 9.53 0.16 0.23 0.39 (0.17) — (0.17) 9.75 4.07% 10,191 0.57% 3.42% 0.63% 100.66%
10/31/2022 10.28 0.19 (0.74) (0.55) (0.20) — (0.20) 9.53 (5.42)% 13,515 0.49% 1.92% 0.54% 172.73%
10/31/2021 10.35 0.15 (0.06) 0.09 (0.16) — (0.16) 10.28 0.84% 18,047 0.49% 1.48% 0.54% 156.80%
10/31/2020 10.10 0.22 0.25 0.47 (0.22) — (0.22) 10.35 4.67% 19,869 0.50% 2.13% 0.54% 149.16%
10/31/2019 9.78 0.25 0.33 0.58 (0.26) — (0.26) 10.10 5.95% 36,470 0.50% 2.54% 0.53% 126.63%
10/31/2018 9.94 0.19 (0.15) 0.04 (0.20) — (0.20) 9.78 0.40% 34,863 0.52% 1.91% 0.54% 134.55%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

80 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Fixed Income Funds
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2023, the
Trust operates forty-seven (47) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the six (6) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide BNY Mellon Core Plus Bond ESG Fund (“Core Plus Bond”)
Nationwide Bond Fund (“Bond”)
Nationwide Government Money Market Fund (“Government Money Market”)
Nationwide Inflation-Protected Securities Fund (“Inflation-Protected Securities”)
Nationwide Loomis Core Bond Fund (“Core Bond”)
Nationwide Loomis Short Term Bond Fund (“Short Term Bond”)
The Funds, as applicable, currently offer Class A, Class C, Class R6, Institutional Service Class, Investor Class and Service Class
shares. Class C shares convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Government Money Market seeks to maintain a stable price of $1.00 per share by using the amortized cost method of valuation to value portfolio securities. Government Money Market invests primarily in a portfolio of U.S. government securities and repurchase agreements that are collateralized fully by cash or U.S. government securities, and which mature in 397 calendar days or less, with certain exceptions permitted by applicable regulations. U.S. Government securities are debt securities issued and/or guaranteed as to principal and interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. Government Money Market will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Government Money Market operates as a "Government Money Market Fund," as defined in Rule 2a-7 under the 1940 Act. This means that Government Money Market invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by U.S. government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, Government Money Market invests at least
80% of its net assets, excluding cash, in U.S. government securities and repurchase agreements that are fully collateralized by
U.S. government securities.
Government Money Market does not currently intend to impose liquidity fees or redemption gates on shareholder redemptions.
However, the Board of Trustees of the Trust (“Board of Trustees”) may reserve the ability to subject Government Money Market to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders. Because Government Money Market invests in short-term securities, Government Money Market’s subadviser generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.

Fixed Income Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 81
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees,
NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii) general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.
Securities held by Government Money Market are valued at amortized cost, which approximates fair value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium

82 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Fixed Income Funds
or discount, if any, is amortized or accreted, respectively, to the maturity of the security. Government Money Market’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S.
dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2023. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Core Plus Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 39,258,800 $ – $ 39,258,800
Collateralized Mortgage Obligations – 1,811,846 – 1,811,846
Commercial Mortgage-Backed Securities – 6,400,589 – 6,400,589
Corporate Bonds – 296,231,902 – 296,231,902
Foreign Government Securities – 1,007,994 – 1,007,994
Futures Contracts# 777,963 – – 777,963
Mortgage-Backed Securities – 157,640,324 – 157,640,324
Municipal Bonds – 10,093,820 – 10,093,820
Preferred Stocks 3,498,245 – – 3,498,245
Repurchase Agreement – 12,170,911 – 12,170,911
U.S. Treasury Obligations – 60,772,306 – 60,772,306
Total Assets $ 4,276,208 $ 585,388,492 $ – $ 589,664,700
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (1,151,346) $ – $ – $ (1,151,346)
Total Liabilities $ (1,151,346) $ – $ – $ (1,151,346)
Total $ 3,124,862 $ 585,388,492 $ – $ 588,513,354

Fixed Income Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 83
Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 23,325,199 $ – $ 23,325,199
Collateralized Mortgage Obligations – 5,598,071 – 5,598,071
Commercial Mortgage-Backed Securities – 7,830,204 – 7,830,204
Corporate Bonds – 76,679,733 – 76,679,733
Futures Contracts# 410,201 – – 410,201
Mortgage-Backed Securities – 66,840,037 – 66,840,037
Municipal Bonds – 1,373,481 – 1,373,481
Repurchase Agreement – 1,513,988 – 1,513,988
U.S. Treasury Obligations – 93,548,660 – 93,548,660
Total Assets $ 410,201 $ 276,709,373 $ – $ 277,119,574
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps† $ – $ (72,625) $ – $ (72,625)
Futures Contracts# (258,098) – – (258,098)
Total Liabilities $ (258,098) $ (72,625) $ – $ (330,723)
Total $ 152,103 $ 276,636,748 $ – $ 276,788,851
Government Money Market
Level 1 Level 2 Level 3 Total
Assets:
Repurchase Agreements $ – $ 402,000,000 $ – $ 402,000,000
U.S. Government Agency Securities – 155,786,369 – 155,786,369
U.S. Treasury Obligations – 15,991,392 – 15,991,392
Total $ – $ 573,777,761 $ – $ 573,777,761
Inflation-Protected Securities
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 3,918,442 $ – $ 3,918,442
Collateralized Mortgage Obligations – 1,643,644 – 1,643,644
Commercial Mortgage-Backed Security – 58,601 – 58,601
Mortgage-Backed Securities – 1,663,520 – 1,663,520
U.S. Government Agency Securities – 15,354,952 – 15,354,952
U.S. Treasury Obligations – 176,947,700 – 176,947,700
Total $ – $ 199,586,859 $ – $ 199,586,859
Core Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 50,163,700 $ – $ 50,163,700
Collateralized Mortgage Obligations – 32,310,495 – 32,310,495
Commercial Mortgage-Backed Securities – 36,907,989 – 36,907,989
Corporate Bonds – 188,578,911 – 188,578,911
Futures Contracts# 1,543,665 – – 1,543,665
Mortgage-Backed Securities – 80,359,615 – 80,359,615
Repurchase Agreement – 2,951,360 – 2,951,360
Short-Term Investment – 1,575,008 – 1,575,008
U.S. Treasury Obligations – 42,951,720 – 42,951,720
Total $ 1,543,665 $ 435,798,798 $ – $ 437,342,463

84 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Fixed Income Funds
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of April 30, 2023, Funds that had overdrawn balances were as follows:
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
Short Term Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 32,755,161 $ – $ 32,755,161
Collateralized Mortgage Obligations – 1,144,567 – 1,144,567
Commercial Mortgage-Backed Securities – 7,585,043 – 7,585,043
Corporate Bonds – 85,695,490 – 85,695,490
Futures Contracts# 25,130 – – 25,130
Mortgage-Backed Securities – 656,295 – 656,295
Repurchase Agreement – 2,299,616 – 2,299,616
U.S. Treasury Obligations – 17,374,035 – 17,374,035
Total Assets $ 25,130 $ 147,510,207 $ – $ 147,535,337
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (201,648) $ – $ – $ (201,648)
Total Liabilities $ (201,648) $ – $ – $ (201,648)
Total $ (176,518) $ 147,510,207 $ – $ 147,333,689
#
Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statement of Asset and Liabilities.
Fund
Foreign Currency
Amount (USD)
Core Plus Bond $ 78

Fixed Income Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 85
(d) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When a Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-
market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When a Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' written options contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value," in a table in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration

86 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Fixed Income Funds
or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written," as applicable.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities of unaffiliated issuers, at value,” in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities of unaffiliated issuers” and “Net change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers," as applicable.
(e) Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the initiation period are included in the Statements of Assets and Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, as applicable.
These upfront premiums are amortized and accreted daily and are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a
Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, a
Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index,

Fixed Income Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 87
and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of April 30, 2023 are disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(f) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in

88 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Fixed Income Funds
the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of April 30, 2023:
Core Plus Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 777,963
Total $ 777,963
Liabilities:
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (1,151,346)
Total $ (1,151,346)
Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 410,201
Total $ 410,201
Liabilities:
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ (72,625)
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts (258,098)
Total $ (330,723)
Core Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 1,543,665
Total $ 1,543,665
Short Term Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 25,130
Total $ 25,130
Liabilities:
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (201,648)
Total $ (201,648)

Fixed Income Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 89
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2023:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended April 30, 2023:
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
Core Plus Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 1,615,272
Total $ 1,615,272
Bond
Realized Gains (Losses): Total
Purchased Options§
Interest rate risk $ (284,186)
Written Options
Interest rate risk 223,064
Swap Contracts
Credit risk (398,041)
Futures Contracts
Interest rate risk (350,287)
Total $ (809,450)
Inflation-Protected Securities
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 82,632
Total $ 82,632
Core Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ (1,698,353)
Total $ (1,698,353)
Short Term Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 158,880
Total $ 158,880
§
Realized gains (losses) from purchased options are included in "Net realized gains (losses) from transactions in investment securities."
Core Plus Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ (2,282,270)
Total $ (2,282,270)

90 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Fixed Income Funds
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended April 30,
2023:
Bond
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Interest rate risk $ 281,123
Written Options
Interest rate risk (218,439)
Swap Contracts
Credit risk 58,551
Futures Contracts
Interest rate risk (69,935)
Total $ 51,300
Inflation-Protected Securities
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ (602,500)
Total $ (602,500)
Core Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ 5,171,057
Total $ 5,171,057
Short Term Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ (685,830)
Total $ (685,830)
§ Change in unrealized appreciation/depreciation from purchased options is included in "Net change in unrealized appreciation/
depreciation in the value of investment securities."
Core Plus Bond
Futures Contracts:
Average Notional Balance Long $ 25,940,027
Average Notional Balance Short $ 45,218,725
Bond
Options:
Average Value Purchased $ 875
Average Value Written $ 1,321
Average Number of Purchased Option Contracts 140
Average Number of Written Option Contracts 211
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 27,800,000
Futures Contracts:
Average Notional Balance Long $ 31,761,237
Average Notional Balance Short $ 7,072,980
Inflation-Protected Securities
Futures Contracts:
Average Notional Balance Short $ 3,338,277

Fixed Income Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 91
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of April 30, 2023, the centrally cleared swaps agreements do not provide for a netting arrangement. As of April 30, 2023, certain
Funds may have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
(g) TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced,” trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
(h) Securities Lending
During the six months ended April 30, 2023, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive
Core Bond
Futures Contracts:
Average Notional Balance Long $ 44,490,221
Short Term Bond
Futures Contracts:
Average Notional Balance Long $ 3,195,637
Average Notional Balance Short $ 7,891,260

92 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Fixed Income Funds
interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2023, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of April 30, 2023, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(i) Joint Repurchase Agreements
During the six months ended April 30, 2023, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Core Plus Bond $ 12,170,911
Bond 1,513,988
Core Bond 2,951,360
Short Term Bond 2,299,616

Fixed Income Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 93
of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of April 30, 2023, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of April 30, 2023, the joi nt repos on a gross basis were as follows:
CF Secured, LLC, 4.77%, dated 4/28/2023, due 5/1/2023, repurchase price $105,903,970, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 7.63%, maturing 5/15/2023 - 2/15/2053; total market value $112,676,341.
Core Plus Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 12,170,911 $ – $ 12,170,911 $ (12,170,911) $ –
Total $ 12,170,911 $ – $ 12,170,911 $ (12,170,911) $ –
Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,513,988 $ – $ 1,513,988 $ (1,513,988) $ –
Total $ 1,513,988 $ – $ 1,513,988 $ (1,513,988) $ –
Core Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 2,951,360 $ – $ 2,951,360 $ (2,951,360) $ –
Total $ 2,951,360 $ – $ 2,951,360 $ (2,951,360) $ –

94 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Fixed Income Funds
During the six months ended April 30, 2023, Government Money Market, along with another series of Nationwide Variable
Insurance Trust (“NVIT”), pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash through a joint account at JPMorgan, Government Money Market’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or
JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, Government Money Market has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by Government Money Market may be delayed or limited.
Short Term Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 2,299,616 $ – $ 2,299,616 $ (2,299,616) $ –
Total $ 2,299,616 $ – $ 2,299,616 $ (2,299,616) $ –
* As of April 30, 2023, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.
As of April 30, 2023, the joint repos on a gross basis were as follows:
Banco Santander SA, 4.81%, dated 4/28/2023, due 5/1/2023, repurchase price $546,218,855, collateralized by U.S.
Government Agency Securities, ranging from 1.50% - 9.00%, maturing 4/1/2028 - 11/20/2065; total market value $557,071,180.
Canadian Imperial Bank of Commerce, 4.80%, dated 4/28/2023, due 5/1/2023, repurchase price $490,196,000, collateralized by U.S. Government Agency Securities, ranging from 0.00% - 7.50%, maturing 10/15/2023 - 10/16/2064; total market value
$502,249,449.
MUFG Securities Ltd., 4.77%, dated 4/28/2023, due 5/1/2023, repurchase price $210,083,600, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.25% - 6.13%, maturing 3/31/2024 - 4/1/2053; total market value
$214,200,053.
MUFG Securities Ltd. 4.80%, dated 4/28/2023, due 5/1/2023, repurchase price $310,123,900, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.25% - 5.00%, maturing 4/15/2024 - 1/1/2058; total market value
$316,200,026.
Nomura Securities Co. Ltd., 4.77%, dated 4/28/2023, due 5/1/2023, repurchase price $100,039,750, collateralized by U.S.
Government Agency Securities, ranging from 2.50% - 6.00%, maturing 4/1/2030 - 10/15/2057; total market value $102,157,568.
RBC Dominion Securities Inc., 4.79%, dated 4/28/2023, due 5/1/2023, repurchase price $240,095,800, collateralized by
U.S. Government Treasury Securities, ranging from 0.00% - 6.13%, maturing 5/31/2024 - 2/15/2051; total market value
$244,800,032.

Fixed Income Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 95
As of April 30, 2023, Government Money Market’s investment in joint repos was subject to an enforceable netting arrangement.
The Fund’s proportionate holding in joint repos was as follows:
(j) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual
RBC Dominion Securities Inc., 4.80%, dated 4/28/2023, due 5/1/2023, repurchase price $100,040,000, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 6.13%, maturing 5/4/2023 - 4/20/2053; total market value
$106,963,582.
Royal Bank of Canada, 4.80%, dated 4/28/2023, due 5/1/2023, repurchase price $300,120,000, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 6.00%, maturing 5/25/2023 - 3/16/2064; total market value
$318,986,487.
Government Money Market
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Banco Santander SA $ 97,000,000 $ – $ 97,000,000 $ (97,000,000) $ –
Canadian Imperial
Bank of Commerce 85,000,000 – 85,000,000 (85,000,000) –
MUFG Securities Ltd. 90,000,000 – 90,000,000 (90,000,000) –
Nomura Securities
Co. Ltd. 10,000,000 – 10,000,000 (10,000,000) –
RBC Dominion
Securities Inc. 65,000,000 – 65,000,000 (65,000,000) –
Royal Bank of Canada 55,000,000 – 55,000,000 (55,000,000) –
Total $ 402,000,000 $ – $ 402,000,000 $ (402,000,000) $ –
* As of April 30, 2023, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

96 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Fixed Income Funds
amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(k) Distributions to Shareholders
Distributions from net investment income, if any, are declared daily and paid monthly for Bond, Core Plus Bond, Government
Money Market, Core Bond, and Short Term Bond and declared and paid quarterly for Inflation-Protected Securities. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-
dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(l) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(m) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.

Fixed Income Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 97
As of April 30, 2023, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended April 30, 2023, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until February 29, 2024.
Fund Subadviser
Core Plus Bond Insight North America LLC
Bond Nationwide Asset Management, LLC ("NWAM") (a)
Government Money Market Dreyfus Cash Investment Strategies
Inflation-Protected Securities NWAM (a)
Core Bond Loomis, Sayles & Company, LP ("Loomis")
Short Term Bond Loomis
(a) NWAM is an affiliate of NFA.
Fund Fee Schedule
Advisory Fee
(annual rate)
Core Plus Bond Up to $500 million 0.45%
$500 million up to $1 billion 0.425%
$1 billion up to $1.5 billion 0.40%
$1.5 billion and more 0.39%
Bond Up to $250 million 0.41%
$250 million up to $1 billion 0.385%
$1 billion up to $2 billion 0.36%
$2 billion up to $5 billion 0.335%
$5 billion and more 0.31%
Government Money Market Up to $1 billion 0.30%
$1 billion up to $2 billion 0.28%
$2 billion up to $5 billion 0.26%
$5 billion and more 0.24%
Inflation-Protected Securities Up to $1 billion 0.25%
$1 billion and more 0.23%
Core Bond Up to $250 million 0.41%
$250 million up to $1 billion 0.385%
$1 billion up to $2 billion 0.36%
$2 billion up to $5 billion 0.335%
$5 billion and more 0.31%
Short Term Bond Up to $500 million 0.35%
$500 million up to $1 billion 0.34%
$1 billion up to $3 billion 0.325%
$3 billion up to $5 billion 0.30%
$5 billion up to $10 billion 0.285%
$10 billion and more 0.275%
Fund
Advisory Fee
Waiver
(annual rate)
Core Plus Bond 0.0379%
Government Money Market 0.027
Short Term Bond 0.02(a)
(a) The rate is effective March 20, 2023.

98 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Fixed Income Funds
During the six months ended April 30, 2023, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the six months ended April 30, 2023, the effective advisory fee rates before and after voluntary advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $278,244 during the six months ended April 30, 2023.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 29,
2024.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
Fund Amount
Core Plus Bond $ 108,852
Government Money Market 74,215
Short Term Bond 3,427
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Core Plus Bond 0.45% 0.41% 0.41%
Bond 0.41 N/A 0.33
Government Money Market 0.30 0.27 0.27
Inflation-Protected Securities 0.25 N/A 0.19
Core Bond 0.40 N/A 0.40
Short Term Bond 0.35 0.35 0.29
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
Core Plus Bond All Classes 0.70%
Bond All Classes 0.44
Government Money Market Class R6 0.59
Investor Shares 0.59
Service Class 0.75(a)
Inflation-Protected Securities All Classes 0.30
Core Bond All Classes 0.65
Short Term Bond All Classes 0.45
(a) Effective through February 29, 2024, Fund Operating Expenses including the Rule 12b-1 fees and fees paid pursuant to the Fund's
Administrative Plan shall be limited to 0.75%.

Fixed Income Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 99
As of April 30, 2023, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended April 30, 2023, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2023, NFM earned an aggregate of $437,550 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2023, the Funds’ aggregate portion of such costs amounted to $5,190.
Fund
Fiscal Year
2021 Amount
Fiscal Year
2022 Amount
Six Months Ended
April 30, 2023
Amount Total
Core Plus Bond $ — $ — $ — $ —
Bond 258,511 243,728 112,596 614,835
Government Money Market 518 466 67 1,051
Inflation-Protected Securities 156,753 135,382 62,694 354,829
Core Bond — — — —
Short Term Bond 96,186 85,815 39,791 221,792
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

100 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Fixed Income Funds
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. Core Plus Bond Class A sales charges range from 0.00% to 4.25%, and Bond, Core Bond, Short Term Bond, and Inflation-Protected Securities Class A sales charges range from 0.00% to 2.25% based on the amount of the purchase. During the six months ended April 30, 2023, the Funds imposed aggregate front-end sales charges of $2,982. From these fees, NFD retained a portion amounting to $340.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions made within 18 months of purchase and Class C shares redemptions made within 1 year of purchase. Applicable Class A CDSCs are 0.75% for Bond, Core Plus Bond, and Inflation-Protected Securities and
0.50% for Core Bond and Short Term Bond. Class C CDSCs are 1.00% for Bond, Core Bond, and Short Term Bond. During the
six months ended April 30, 2023, the Funds did not impose CDSCs.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class C, Institutional Service Class, Investor Shares, and Service Class shares of each
Fund.
For the six months ended April 30, 2023, the effective rates for administrative services fees were as follows:
For the six months ended April 30, 2023, each Fund’s total administrative services fees were as follows:
Fund
Class A
Shares
Class C
Shares (a)
Service Class
Shares
Core Plus Bond 0.25% N/A N/A
Bond 0.25 1.00% N/A
Government Money Market N/A N/A 0.15%
Inflation-Protected Securities 0.25 N/A N/A
Core Bond 0.25 0.75 N/A
Short Term Bond 0.25 0.75 N/A
N/A — Not Applicable.
(a) For Class C Shares, 0.25% of the rate may be a service fee and the remainder a distribution fee.
Fund Class A Class C
Institutional
Service Class Investor Service Class
Core Plus Bond 0.08% N/A 0.11% N/A N/A
Bond 0.05 0.07% 0.08 N/A N/A
Government Money Market N/A N/A N/A 0.10% 0.15%
Inflation-Protected Securities 0.18 N/A 0.15 N/A N/A
Core Bond 0.06 0.04 0.25 N/A N/A
Short Term Bond 0.10 0.10 0.13 N/A N/A
N/A — Not Applicable.
Fund Amount
Core Plus Bond $ 8,172
Bond 13,862
Government Money Market 171,391
Inflation-Protected Securities 24,170
Core Bond 400,611
Short Term Bond 17,494

Fixed Income Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 101
As of April 30, 2023, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
4. Line of Credit and Interfund Lending
The Trust, excluding Government Money Market, and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan,
The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a)
if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b)
the Federal Funds Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the
Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statements of Operations. No compensating balances are required under the terms of the line of credit.
In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023. During the six months ended April 30, 2023, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended April 30, 2023, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the six months ended April 30, 2023, purchases and sales of securities (excluding short-term securities) were as follows:
Fund
% of Shares
Outstanding
Owned
Core Plus Bond 95.25%
Bond 87.79
Government Money Market 29.95
Inflation-Protected Securities 87.25
Core Bond 81.22
Short Term Bond 75.82
Fund Purchases* Sales*
Core Plus Bond
$ 126,288,795 $ 141,495,317
Bond
56,398,952 62,557,814
Inflation-Protected Securities
8,608,756 16,302,085
Core Bond
871,458,276 923,229,790
Short Term Bond
145,865,493 151,843,298
* Includes purchases and sales of long-term U.S. Government securities, if any.

102 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Fixed Income Funds
For the six months ended April 30, 2023, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving
Fund Purchases Sales
Core Plus Bond $ 41,849,263 $ 76,107,422
Bond 32,015,273 6,010,175
Inflation-Protected Securities 8,608,756 10,967,246
Core Bond 156,186,571 141,019,078
Short Term Bond 54,693,753 47,351,168

Fixed Income Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 103
only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(b) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(c) Risks Associated with Bank Loans
The bank loans in which the Funds invest are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the Funds, to increased credit risk.
(d) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(e) Risks Associated with Low Quality/High Yield Securities
Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

104 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Fixed Income Funds
(f) Risks Associated with Environmental, Social and Governance ("ESG") Securities
A Fund's ESG investing strategy, which typically selects or excludes securities of certain issuers for reasons other than investment performance, carries the risk that a Fund's performance will differ from or underperform compared to funds that do not utilize an
ESG investing strategy. ESG investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by a Fund or any judgment exercised by a Fund will reflect the opinions of any particular investor.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On October 26, 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports. Tailored Shareholder Reports are
concise and visually engaging streamlined annual and semiannual reports that will focus on fund expenses, performance, certain portfolio holdings, and certain other retail-oriented information. Additional in-depth information is available online and for delivery free of charge to investors on request. The rule became effective in January 2023 and there is an 18-month transition period after the effective date with a compliance date of July 2024. Management is currently evaluating the implications of the changes and the impact on financial statement disclosures and reporting requirements.
9. Other
As of April 30, 2023, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
10. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the six months ended April 30, 2023, the Funds did not recapture any brokerage commissions.
11. Federal Tax Information
As of April 30, 2023, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Fund % of Shares
Number of
Accounts
Core Plus Bond 60.98% 4(a)
Bond 61.66 4(a)
Government Money Market 48.34 3(a)
Inflation-Protected Securities 24.66 2(a)
Core Bond 64.92 3(a)
Short Term Bond 75.56 3(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Core Plus Bond $ 637,598,520 $ 4,380,445 $ (53,465,611) $ (49,085,166)
Bond 291,454,367 1,438,576 (19,776,212) (18,337,636)
Government Money Market 573,777,761 – – –
Inflation-Protected Securities 209,744,402 628,317 (10,785,860) (10,157,543)
Core Bond 457,907,812 4,395,844 (24,961,193) (20,565,349)
Short Term Bond 150,810,418 745,235 (4,221,964) (3,476,729)

Fixed Income Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 105
12. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
13. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

106 - Supplemental Information - April 30, 2023 (Unaudited) - Fixed Income Fund
Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard International Equities Fund
Nationwide Bailard Technology & Science Fund
Nationwide BNY Mellon Core Plus Bond ESG Fund
Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (formerly, Nationwide BNY Mellon Disciplined Value Fund)
Nationwide BNY Mellon Dynamic U.S. Core Fund
Nationwide Bond Fund
Nationwide Bond Portfolio
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Global Sustainable Equity Fund
Nationwide Government Money Market Fund
Nationwide GQG US Quality Equity Fund
Nationwide Inflation-Protected Securities Fund
Nationwide International Small Cap Fund
Nationwide Janus Henderson Overseas Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
Nationwide Multi-Cap Portfolio Fund
Nationwide Small Company Growth Fund
Nationwide WCM Focused Small Cap Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (each a “Sub-Adviser”)
(together, the “Advisory Agreements”) must be approved for each series of the Trust (individually a “Fund” and collectively the
“Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2022 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
• A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30,
2022) compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding the second largest share class.) An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds and advised the
Independent Trustees in connection with their consideration of the data provided by Broadridge and related matters.

Fixed Income Fund - April 30, 2023 (Unaudited) - Supplemental Information - 107
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be an important factor in its deliberations.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser or a Sub-Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation of the firm based on information that was provided. In such cases, the Trustees determined that the omission of any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2022 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each meeting with Independent Legal Counsel. At the Trustees’ regular quarterly meeting in
December 2022, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the
Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.
• The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.
• The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel;
the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the
Adviser’s valuation and valuation oversight capabilities.
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Advisers.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds, and benefits to
Nationwide Life Insurance Company derived from guaranteed fixed annuity contracts issued by it and held until recently by certain of the Funds.

108 - Supplemental Information - April 30, 2023 (Unaudited) - Fixed Income Fund
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.
The Trustees considered that Nationwide Amundi Strategic Income Fund, Nationwide BNY Mellon Core Plus Bond ESG Fund,
Nationwide BNY Mellon Disciplined Value Fund, Nationwide BNY Mellon Dynamic U.S. Core Fund, Nationwide Bond Fund,
Nationwide Bond Portfolio, Nationwide Diamond Hill Large Cap Concentrated Fund, Nationwide Fund, Nationwide Geneva Mid
Cap Growth Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide GQG US Quality Equity Fund, Nationwide Inflation-
Protected Securities Fund, Nationwide Janus Henderson Overseas Fund, and Nationwide Multi-Cap Portfolio Fund, were shown to pay actual management fees and to have total expense ratios (including 12b-1/non-12b-1 fees) at levels lower than or equal to their peer group medians.
With respect to Nationwide Amundi Global High Yield Fund, Nationwide Bailard Cognitive Value Fund, Nationwide Bailard
International Equities Fund, Nationwide Bailard Technology & Science Fund, Nationwide International Small Cap Fund, Nationwide
Loomis All Cap Growth Fund, Nationwide Loomis Core Bond Fund, Nationwide Loomis Short Term Bond Fund, Nationwide Small
Company Growth Fund, and Nationwide WCM Focused Small Cap Fund, the Trustees considered that, although each Fund was shown to pay actual management fees higher than its peer group median, its total expense ratio (including 12b-1/non-12b-1 fees) was at a level equal to or lower than the Fund’s peer group median (or, in the case of the total expense ratio of Nationwide
Loomis All Cap Growth Fund, Nationwide Loomis Core Bond Fund, and Nationwide Small Company Growth Fund, was within what the Trustees considered a generally acceptable range of the Fund’s peer group median) and the level of the Fund’s actual management fee was not so high, in the Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements. In connection with the Trustee’s consideration of Nationwide Loomis All Cap Growth Fund, the Trustees noted pro forma comparative expense information showing the effects of a lower expense limitation that was put into place for the Fund in June 2022.
For the Funds whose expense arrangements the Trustees determined to be acceptable on the bases described above, the
Trustees also considered each Fund’s investment performance. They noted that, with the exception of the Funds referred to below in the next five paragraphs, each of these Funds was shown to have experienced three-year performance for the period ended
June 30, 2022 at or above its peer group median, or below the median but within the top three comparative quintiles. With respect to Nationwide GQG US Quality Equity Fund and Nationwide Bond Portfolio, the Trustees considered that each Fund had been organized in 2021 and did not yet have three years of performance.
With respect to Nationwide WCM Focused Small Cap Fund the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered that the investment performance for the Fund had improved to the first quintile of its peer group for the one-year period ended June 30, 2022.
With respect to Nationwide Bailard International Equities Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group. The Trustees considered the Adviser’s statements regarding the Fund’s unusual status among the Nationwide Funds, in that it serves as a pooled investment vehicle for accounts of clients of the Fund’s
Sub-Adviser, Bailard, Inc., and virtually all of its shareholders are clients of Bailard, Inc. They considered the Adviser’s statements that the Fund is playing an important role in the relationship between Bailard, Inc. and its clients, and that the nature of that relationship is a factor strongly favoring the continuation of the Fund’s sub-advisory relationship. The Adviser stated that it would nonetheless continue to monitor the Fund’s performance closely.
The Trustees noted that, in the case of certain Funds that experienced unfavorable performance relative to their peers, NFA had replaced, or was considering replacing, the Funds’ subadvisers. With respect to Nationwide Janus Henderson Overseas Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered that, as of July 2022, the Fund’s prior subadviser was replaced and that additional time was necessary to evaluate the Fund’s performance under the new subadviser. With respect to Nationwide Loomis All Cap Growth Fund, the Trustees noted that the
Fund had experienced three-year performance in the fifth quintile of its peer group. The Trustees considered that the Adviser is considering additional steps to take in the coming year in light of that underperformance and that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance.
As to a number of Funds, the Trustees considered the Adviser’s statements that, although the Funds underperformed their peers, the underperformance reflected the general positioning of the Funds’ portfolios and was in line with the Adviser’s expectations in light of market conditions. With respect to Nationwide Bond Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered the Adviser’s statements that the Fund’s underperformance was substantially the result of the Fund’s portfolio having an overweight to longer duration investment grade corporate credit and an overweight to high yield compared to certain other funds in its peer group and that the Adviser stated that it would continue to monitor the Fund closely. With respect to Nationwide Inflation-Protected Securities Fund, the Trustees noted that the Fund had

Fixed Income Fund - April 30, 2023 (Unaudited) - Supplemental Information - 109
experienced three-year performance in the fourth quintile of its peer group and considered the Adviser’s statements that the Fund’s underperformance was substantially the result of the Fund’s more conservative positioning compared to other funds in its peer group, and that the Fund had been designated for heightened review in the coming year in light of that performance. With respect to Nationwide Multi-Cap Portfolio Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered that additional Sub-Advisers were added to the Fund in February and November 2021 and additional time was necessary to evaluate the Fund’s performance under the new Sub-Advisers. In addition, the Trustees considered the Adviser’s statements that the Fund had performed as expected and its underperformance was substantially the result of the Fund’s portfolio positioning in the volatile bond and equity markets in 2022, and that the Fund had been designated for heightened review in the coming year in light of that performance. With respect to Nationwide Small Company Growth Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered the
Adviser’s statements that the Fund’s underperformance was substantially the result of the Fund’s growth-oriented investment style that was not in favor during the period and the impact of rising interest rates on the Fund’s holdings.
With respect to Nationwide Diamond Hill Large Cap Concentrated Fund, the Trustees noted that the Fund had experienced three-
year performance in the fifth quintile of its peer group and considered that on September 14, 2022 the Board approved a plan of reorganization pursuant to which the Fund would be merged into the Nationwide GQG US Quality Equity Fund in the near future.
The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
The Trustees considered that certain Funds compared unfavorably with their peers on the basis of both their expenses and performance records. With respect to Nationwide American Century Small Cap Income Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median and the Fund’s total expense ratio
(including 12b-1/non-12b-1 fees) was higher than the Fund’s peer group median in the fifth quintile of its peer group. The Trustees noted that the Fund had experienced three-year performance for the period ended June 30, 2022 below median but within the third quintile of its peer group and considered that on September 14, 2022, the Board approved the liquidation of the Fund effective in
January 2023. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory
Agreement for the period until its liquidation.
With respect to Nationwide Global Sustainable Equity Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median and that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was higher than the Fund’s peer group median in the fifth quintile of its peer group. The Trustees considered that in September 2022, the Adviser increased the Fund’s expense limitation having the effect, according to the Adviser, of reducing the Fund’s total net expense ratio by five basis points. The Trustees noted that the Fund had experienced above-median (second quintile) three-year performance for the period ended June 30, 2022. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to Nationwide Government Money Market Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fourth quintile, and that the Fund’s total expense ratio (including 12b-1/
non-12b-1 fees) was in the fifth quintile of its peer group. The Trustees considered that, although the Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared acceptable within seven basis points of the median, particularly in light of the Fund’s three-year investment performance, during a period of generally historically low short-term interest rates, shown to be within the third quintile of its peer group (within one basis point of the median). The Trustees also considered the voluntary waivers put in place by Adviser to maintain the Fund’s $1.00 net asset value for calendar year 2021 and the first half of 2022. The
Trustees determined on the basis of all of the information presented to them that the expense and performance information of the
Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule is subject to contractual advisory fee breakpoints. The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-
Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2022.

110 - Supplemental Information - April 30, 2023 (Unaudited) - Fixed Income Fund
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Mutual Funds (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”).  The Trust’s Board of Trustees (the “Board”) has designated
Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a Liquidity Risk
Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets.  The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets.  Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1)
the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;  and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.  Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the  investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.   Each
Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 13, 2023, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2021 through November 30, 2022. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

Fixed Income Funds - April 30, 2023 (Unaudited) - Management Information - 111
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 47 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

112 - Management Information - April 30, 2023 (Unaudited) - Fixed Income Funds
Interested Trustee
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 116
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Fixed Income Funds - April 30, 2023 (Unaudited) - Management Information - 113
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Kevin T. Jestice
Year of Birth Positions Held with Funds and Length of Time Served
1980 President, Chief Executive Officer and Principal Executive Officer since March 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Jestice is President and Chief Executive Officer of Nationwide Funds Group and is a Senior Vice President of Nationwide Mutual Insurance
Company.
=
1
He previously served as Vice President of Internal Sales and Service (ISS) and Institutional Investments Distribution (IID) for Nationwide
Financial Services, Inc. Prior to joining Nationwide in 2020, Mr. Jestice served as Principal, Head of Enterprise Advice and as Principal, Head of
Institutional Investor Services at The Vanguard Group, Inc. for more than 13 years.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1963 Senior Vice President and Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group and is a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the Trust’s Treasurer and Principal Financial Officer, and served temporarily as the Trust’s President,
Chief Executive Officer and Principal Executive Officer from September 2022 until March 2023.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
1
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
1

114 - Market Index Definitions - April 30, 2023 (Unaudited) - Fixed Income Funds
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Fixed Income Funds - April 30, 2023 (Unaudited) - Market Index Definitions - 115
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

116 - Market Index Definitions - April 30, 2023 (Unaudited) - Fixed Income Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the info rmation on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.

Fixed Income Funds - April 30, 2023 (Unaudited) - Market Index Definitions - 117
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

118 - Market Index Definitions - April 30, 2023 (Unaudited) - Fixed Income Funds
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

Fixed Income Funds - April 30, 2023 (Unaudited) - Glossary - 119
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds.
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

120 - Glossary - April 30, 2023 (Unaudited) - Fixed Income Funds
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500
®
Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market Capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Mutual Fund: A pooled, diversified portfolio of securities managed by a professional portfolio manager. The pooled funds come from individual investors who purchase shares of the mutual fund.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.

Fixed Income Funds - April 30, 2023 (Unaudited) - Glossary - 121
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Share: Also known as stocks or shares of stock, are a portion of ownership of a company’s equity. The value of a share is based on how the company divided its equity into units. Shares entitle the share owner to a portion of the company’s profits (or gain in stock price). This also applies to a drop in the stock price, as the value of the share will go down with it.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-CFX (6-23)
Call 800-848-0920 to request a summary prospectus , statutory prospec tus, or SAI. You can also download regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
T he Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of
Nationwid e Mutual Insurance Company. © 2023

Semiannual Report
April 30, 2023 (Unaudited)
Nationwide Mutual Funds
Equity Funds
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard Technology & Science Fund
Nationwide BNY Mellon Dynamic U.S. Core Fund
Nationwide BNY Mellon Dynamic U.S. Equity Income
(formerly, Nationwide BNY Mellon Disciplined Value Fund)
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide GQG US Quality Equity Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Small Company Growth Fund
Nationwide WCM Focused Small Cap Fund
IMPORTANT INFORMATION
As permitted by the Securities and Exchange Commission, Nationwide Mutual Funds
no longer mails paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports
.
Instead, Nationwide Mutual Funds posts
the reports on the Funds’ website, nationwide.com/ mutualfundprospectuses , and mails you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you do not need to take any action. If you wish to receive reports and other Fund documents via eDelivery
you may elect this option
by contacting your financial intermediary (such as a
broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-
848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, please contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, please call Shareholder Services at 800-848-0920 to register your preference, and tell them that you wish to continue receiving paper copies of your reports. Your election to receive paper reports applies to all Funds held in your account.

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling
800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Overview 4
Shareholder Expense Examples 14
Statements of Investments 19
Statements of Assets and Liabilities 50
Statements of Operations 58
Statements of Changes in Net Assets 62
Financial Highlights 80
Notes to Financial Statements 95
Supplemental Information 119
Management Information 125
Market Index Definitions 128
Glossary 133

Nationwide Mutual Funds - April 30, 2023 (Unaudited) - 1
Message to Investors
Dear Investor,
In these complex and uncertain times, we continue to work with determination to navigate markets and manage the assets entrusted to us. At Nationwide, we hold your confidence in the highest regard, as we strive to provide a broad array of competitive mutual funds to support your diverse investment needs. In addition, we maintain our unshakeable commitment to our employees, communities and you, our investors.
During the semi-annual reporting period ended on April 30, 2023, most asset classes produced a positive investment return. In the early part of the reporting period, equity markets experienced fluctuations as investors reacted to various economic data points. Initial market gains were driven by better-than-expected earnings reports and evidence that inflation had peaked in June
2022. During the second month of the reporting period, however, the market experienced a downturn, with the S&P 500
®
Index falling 5.76% in December 2022. This decline was prompted by comments from Jerome Powell, Chair of the Federal Reserve (“Fed”), who indicated that the Fed anticipated further interest rate increases to quell inflation. Further, the Fed raised the median projection for the federal funds rate to 5.1% by the end of 2023, a figure higher than the
4.6% projected in September 2022.
The unexpectedly hawkish comments from the Fed shifted investor sentiment to extremely negative levels in December 2022. However, for the reporting period, equity markets delivered positive returns. The S&P 500
®
Index gained 8.63%, and the MSCI EAFE
®
Index registered a
24.19% return. For perspective, it is important to recognize that the stock market was highly tumultuous in multiple aspects during 2022. For instance, the level of decline in both the equity and bond markets was notable, as was the degree of volatility seen throughout the year. Further, it is noteworthy that the S&P 500
®
Index closed down 57% of the trading days in 2022. Against
this backdrop, the market exhibited resilience during the reporting period, despite the recent banking stress and concerns about a potential recession in the latter half of 2023.
The economic data was mixed during the reporting period, confounding policymakers, economists, and investors. For example, the Fed Funds Futures market continued to price approximately two to three rate cuts by the end of 2023, while the Fed continued to reassure investors that no rate cuts would commence in 2023. Economic growth was modest during the reporting period. For example, fourth-quarter gross domestic product (“GDP”) rose at a
2.6% annualized pace, a minor reduction from the 3.2% annualized growth rate from the prior quarter, per the U.S. Bureau of Economic Analysis. Likewise, for the first quarter of 2023,
GDP grew at an annualized rate of 1.1%. However, signs of decelerating economic growth in the U.S. economy persisted during the reporting period. For instance, key leading economic indicators, such as the yield curve, the Conference Board’s Leading Economic Index
®
(“LEI”),
and tightening bank lending standards, indicated signs of a nearing recession. It is important to remember that recessions and expansions are usually magnified through the labor market, which has remained highly resilient during the reporting period. With the unemployment rate at an all-time 54-year low, investors remained steadfast that a “soft landing” from a potential recession was still feasible, providing a tailwind for equities.
While the exact timing of a recession remains elusive, the economy is showing signs of slower growth.

2 - April 30, 2023 (Unaudited) - Nationwide Mutual Funds
Despite facing challenges during the reporting period, including the collapse of two regional U.S.
banks and the emergency rescue of Credit Suisse, the S&P 500 Index managed to generate a positive return. Within the S&P 500, communication services, information technology, and consumer staples were the strongest performers. On the other hand, energy, financials, and healthcare were the weakest performers. The easing of the two largest sources of discomfort in 2022, namely the highest inflation in over four decades, coupled with the fastest and most aggressive monetary policy response since the 1980s, was arguably the driving force behind the market’s resurgence during the first quarter of 2023. Further, 2022 saw high-valuation technology stocks lag the overall market. During the reporting period, however, investors flocked to large-cap technology companies as fears of a banking contagion roiled investor confidence and increased investors’ expectations that the Fed would have to lower rates to stem an economic downturn.
As measured by the relative outperformance of the Russell 1000
®
Growth Index over the
Russell 1000
®
Value Index, the various indices exemplified the sentiment and positioning of investors over the reporting period. Investors favored companies with strong balance sheets, exceptional cash flows, and the ability to capture market share against a slowing economic backdrop. Further, investors bid up mega-cap tech stocks as some of the hawkish Fed rhetoric and moderation in inflation that crushed long-duration assets in 2022 abated, giving investors hope that the Fed might be closer to pausing its rate hiking cycle. For the reporting period, the
Russell 1000
®
Growth returned 11.51%, while the Russell 1000
®
Value posted a 4.54% return.
Another notable trend during the reporting period was global markets outperforming domestic markets, as measured by the MSCI Emerging Markets
®
Index, which was up 16.36% during
the reporting period. The S&P 500
®
Index, on the other hand, returned 8.63%. The notable
outperformance was attributed to several factors. First, the U.S. Dollar Index fell by 8.8% during the reporting period and over 11% since reaching a multi-decade high in September 2022.
Second, China’s GDP grew by 4.5% in the first quarter of 2023, reassuring investors that the bullish narrative surrounding China’s growth remained largely intact. Lastly, European banking risks moderated, decreasing the probability of contagion among European banks.
The 2-year Treasury yield epitomized the volatility experienced by the fixed-income market during the reporting period. For example, the 2-year U.S. Treasury yield went from a high of
5.1% on March 8th, 2023, to around 4.0% on March 13th, 2023. Moreover, the yield on the
2-year Treasury moved 0.20% or more for six consecutive days in March, the longest streak since at least 1977. The rapid movement in yields primarily reflected investors’ risk-off appetite and fears that a credit crunch would increase the risk of the Federal Reserve committing a policy error, i.e., pushing the economy into a recession. Further, the ICE BofAML MOVE Index, which tracks bond market volatility, traded at levels not seen since the 2008-2009 Global Financial
Crisis. For perspective, the MOVE Index started the reporting period at 148, increased to over
180 on March 15th, and ended the reporting period at 122.
The recent performance of risk assets during the reporting period is likely attributed to the resurgence of better-than-expected economic data, easing of banking sector pressures, and disinflation trends.
The sustained yield curve inversion over the reporting period reflected the bond market’s elevated anxiety about a potential recession in the year ahead. For example, at the beginning of the reporting period, the spread between the 10-year U.S. Treasury note yield and the 2-year
U.S. Treasury note yield was -0.47. Against the backdrop of a potential Fed policy error, the spread reached a low of -1.07 on March 8th, a level not seen since the 1980s. Due to the crisis in banking, however, the spread began to narrow, which some investors interpreted as an ominous sign that a recession was likely on the horizon. Amidst all the volatility experienced in the bond market during the reporting period, investors allocated cash into money market funds, with money market funds swelling to $5.26 trillion as of April 27th, 2023. The influx into money market funds represented an important shift in investor sentiment and preference during the reporting period. Cash sorting, or investors migrating from non-interest paying deposits to money market funds, was a key concern for investors worried about bank profitability, specifically net

Nationwide Mutual Funds - April 30, 2023 (Unaudited) - 3
interest margins. Ultimately, Treasury bill yields may rise modestly if the Fed continues to hike rates; however, as economic data continues to moderate, the Fed will need to balance financial stability risk against its mission to assuage inflation.
As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial professional. At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.
Sincerely,
Kevin T. Jestice
President and Chief Executive Officer
Nationwide Funds
The following chart provides returns for various market segments for the six-month reporting period that ended April 30, 2023:
Index
Semiannual Total Return
(as of April 30, 2023)
Bloomberg Emerging Markets USD (United States Dollars)
Aggregate Bond Index 10.28%
Bloomberg Municipal Bond Index 7.65%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index 2.89%
Bloomberg U.S. 10-20 Year Treasury Bond Index 11.85%
Bloomberg U.S. Aggregate Bond Index 6.91%
Bloomberg U.S. Corporate High Yield Index 6.21%
MSCI EAFE
®
Index 24.19%
MSCI Emerging Markets
®
Index 16.36%
MSCI ACWI ex USA Index 20.65%
Russell 1000
®
Growth Index 11.51%
Russell 1000
®
Value Index 4.54%
Russell 2000
®
Index -3.45%
S&P 500
®
Index 8.63%
Source: Morningstar

4 - Fund Overview - April 30, 2023 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Asset Allocation
1
Common Stocks 99.0%
Repurchase Agreement 1.6%
Exchange Traded Fund 0.4%
Rights
†
0.0%
Liabilities in excess of other assets (1.0)%
100.0%
Top Industries
2
Banks 13.4%
Oil, Gas & Consumable Fuels 5.3%
Trading Companies & Distributors 4.3%
Insurance 4.1%
Household Durables 3.6%
Biotechnology 3.4%
Electronic Equipment, Instruments & Components 2.3%
Energy Equipment & Services 2.3%
Mortgage Real Estate Investment Trusts (REITs) 2.3%
Health Care Equipment & Supplies 2.1%
Other Industries
#
56.9%
100.0%
Top Holdings
2
WESCO International, Inc. 1.0%
Atkore, Inc. 0.9%
Tri Pointe Homes, Inc. 0.9%
Matthews International Corp., Class A 0.9%
Kite Realty Group Trust 0.8%
John B Sanfilippo & Son, Inc. 0.8%
Lantheus Holdings, Inc. 0.8%
Univar Solutions, Inc. 0.8%
Outfront Media, Inc. 0.8%
Greif, Inc., Class A 0.7%
Other Holdings
#
91.6%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

Nationwide Bailard Technology & Science Fund - April 30, 2023 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Common Stocks 99.5%
Other assets in excess of liabilities 0.5%
100.0%
Top Industries
2
Software 31.7%
Semiconductors & Semiconductor Equipment 24.3%
Interactive Media & Services 10.8%
Technology Hardware, Storage & Peripherals 6.2%
Financial Services 4.6%
Health Care Equipment & Supplies 3.6%
Electronic Equipment, Instruments & Components 3.4%
Broadline Retail 3.2%
Household Durables 2.7%
Professional Services 2.2%
Other Industries 7.3%
100.0%
Top Holdings
2
Microsoft Corp. 11.5%
NVIDIA Corp. 6.7%
Meta Platforms, Inc., Class A 5.9%
Apple, Inc. 5.0%
Alphabet, Inc., Class A 4.9%
KLA Corp. 4.0%
QUALCOMM, Inc. 3.9%
Adobe, Inc. 3.6%
Amazon.com, Inc. 3.2%
Cadence Design Systems, Inc. 3.2%
Other Holdings 48.1%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

6 - Fund Overview - April 30, 2023 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Asset Allocation
1
Common Stocks 86.8%
Short-Term Investments 10.1%
Purchased Options 0.2%
Futures Contracts 0.1%
Repurchase Agreement
†
0.0%
Other assets in excess of liabilities 2.8%
100.0%
Top Industries
2
Software 8.6%
Technology Hardware, Storage & Peripherals 6.7%
Semiconductors & Semiconductor Equipment 5.4%
Interactive Media & Services 4.5%
Financial Services 4.0%
Oil, Gas & Consumable Fuels 3.9%
Pharmaceuticals 3.9%
Banks 2.8%
Health Care Providers & Services 2.8%
Health Care Equipment & Supplies 2.7%
Other Industries
#
54.7%
100.0%
Top Holdings
2
U.S. Treasury Bills 10.2%
Apple, Inc. 6.5%
Microsoft Corp. 5.9%
Amazon.com, Inc. 2.4%
NVIDIA Corp. 1.8%
Alphabet, Inc., Class A 1.6%
Berkshire Hathaway, Inc., Class B 1.5%
Alphabet, Inc., Class C 1.4%
Meta Platforms, Inc., Class A 1.4%
Exxon Mobil Corp. 1.3%
Other Holdings
#
66.0%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund - April 30, 2023 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Common Stocks 89.3%
Short-Term Investments 5.8%
Purchased Options 0.1%
Futures Contracts (0.2)%
Other assets in excess of liabilities
§
5.0%
100.0%
Top Industries
2
Oil, Gas & Consumable Fuels 10.3%
Capital Markets 8.6%
Insurance 7.1%
Financial Services 6.2%
Health Care Equipment & Supplies 6.0%
Banks 5.6%
Pharmaceuticals 5.2%
Aerospace & Defense 5.0%
Hotels, Restaurants & Leisure 4.8%
Electric Utilities 4.4%
Other Industries 36.8%
100.0%
Top Holdings
2
U.S. Treasury Bills 5.8%
JPMorgan Chase & Co. 4.7%
Berkshire Hathaway, Inc., Class B 4.2%
Exxon Mobil Corp. 3.7%
Becton Dickinson & Co. 3.1%
Cisco Systems, Inc. 3.0%
Medtronic plc 2.9%
Sanofi, ADR 2.9%
Raytheon Technologies Corp. 2.8%
CME Group, Inc. 2.7%
Other Holdings 64.2%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

8 - Fund Overview - April 30, 2023 (Unaudited) - Nationwide Fund
Asset Allocation
1
Common Stocks 98.5%
Exchange Traded Fund 1.1%
Repurchase Agreement 0.6%
Liabilities in excess of other assets (0.2)%
100.0%
Top Industries
2
Interactive Media & Services 8.5%
Software 8.5%
Pharmaceuticals 6.3%
Oil, Gas & Consumable Fuels 5.1%
Semiconductors & Semiconductor Equipment 4.8%
Broadline Retail 4.6%
Capital Markets 4.5%
Health Care Providers & Services 3.8%
Technology Hardware, Storage & Peripherals 3.7%
Financial Services 3.5%
Other Industries
#
46.7%
100.0%
Top Holdings
2
Microsoft Corp. 6.6%
Alphabet, Inc., Class A 5.1%
Amazon.com, Inc. 4.0%
Apple, Inc. 3.7%
Meta Platforms, Inc., Class A 3.4%
Sysco Corp. 2.0%
Eli Lilly & Co. 1.7%
BP plc, ADR 1.6%
TJX Cos., Inc. (The) 1.5%
Shell plc, ADR 1.4%
Other Holdings
#
69.0%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

Nationwide Geneva Mid Cap Growth Fund - April 30, 2023 (Unaudited) - Fund Overview - 9
Asset Allocation
1
Common Stocks 95.8%
Rights
†
0.0%
Other assets in excess of liabilities 4.2%
100.0%
Top Industries
2
Software 17.6%
Specialty Retail 10.2%
Professional Services 9.7%
Electronic Equipment, Instruments & Components 8.2%
Health Care Equipment & Supplies 7.5%
Aerospace & Defense 6.8%
Financial Services 4.9%
IT Services 4.9%
Commercial Services & Supplies 4.9%
Building Products 3.4%
Other Industries 21.9%
100.0%
Top Holdings
2
O'Reilly Automotive, Inc. 5.0%
Copart, Inc. 4.9%
Axon Enterprise, Inc. 4.5%
Intuit, Inc. 4.1%
Keysight Technologies, Inc. 3.5%
CoStar Group, Inc. 3.4%
ANSYS, Inc. 3.3%
Amphenol Corp., Class A 3.3%
Verisk Analytics, Inc. 3.2%
Fiserv, Inc. 3.1%
Other Holdings 61.7%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

10 - Fund Overview - April 30, 2023 (Unaudited) - Nationwide GQG US Quality Equity Fund
Asset Allocation
1
Common Stocks 99.8%
Repurchase Agreement 0.2%
Other assets in excess of liabilities
†
0.0%
100.0%
Top Industries
2
Health Care Providers & Services 15.7%
Software 13.5%
Semiconductors & Semiconductor Equipment 10.9%
Interactive Media & Services 10.7%
Pharmaceuticals 9.7%
Oil, Gas & Consumable Fuels 7.9%
Technology Hardware, Storage & Peripherals 6.1%
Financial Services 5.2%
Food Products 4.0%
Energy Equipment & Services 3.6%
Other Industries
#
12.7%
100.0%
Top Holdings
2
UnitedHealth Group, Inc. 7.3%
Apple, Inc. 6.0%
Microsoft Corp. 6.0%
Eli Lilly & Co. 5.6%
Meta Platforms, Inc., Class A 5.4%
Alphabet, Inc., Class C 5.3%
Visa, Inc., Class A 5.2%
Exxon Mobil Corp. 4.5%
Humana, Inc. 4.3%
AstraZeneca plc, ADR 4.2%
Other Holdings
#
46.2%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

Nationwide Loomis All Cap Growth Fund - April 30, 2023 (Unaudited) - Fund Overview - 11
Asset Allocation
1
Common Stocks 99.1%
Repurchase Agreement 0.1%
Other assets in excess of liabilities 0.8%
100.0%
Top Industries
2
Software 14.5%
Interactive Media & Services 11.9%
Semiconductors & Semiconductor Equipment 8.8%
Financial Services 7.0%
Biotechnology 6.5%
Entertainment 6.2%
Broadline Retail 6.0%
Beverages 5.7%
Hotels, Restaurants & Leisure 5.3%
Aerospace & Defense 5.1%
Other Industries
#
23.0%
100.0%
Top Holdings
2
Meta Platforms, Inc., Class A 7.1%
NVIDIA Corp. 7.0%
Boeing Co. (The) 5.1%
Amazon.com, Inc. 4.9%
Alphabet, Inc., Class A 4.7%
Monster Beverage Corp. 4.6%
Visa, Inc., Class A 4.5%
Oracle Corp. 4.3%
Netflix, Inc. 3.8%
Microsoft Corp. 3.2%
Other Holdings
#
50.8%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

12 - Fund Overview - April 30, 2023 (Unaudited) - Nationwide Small Company Growth Fund
Asset Allocation
1
Common Stocks 95.3%
Repurchase Agreement 0.9%
Rights
†
0.0%
Other assets in excess of liabilities 3.8%
100.0%
Top Industries
2
Software 47.8%
Life Sciences Tools & Services 15.8%
Health Care Equipment & Supplies 9.4%
Biotechnology 5.1%
Health Care Technology 4.5%
Machinery 4.4%
Professional Services 4.3%
Electronic Equipment, Instruments & Components 4.2%
Electrical Equipment 1.7%
Trading Companies & Distributors 1.5%
Other Industries
#
1.3%
100.0%
Top Holdings
2
Appfolio, Inc., Class A 5.1%
Tyler Technologies, Inc. 4.9%
Manhattan Associates, Inc. 4.8%
ANSYS, Inc. 4.8%
Veeva Systems, Inc., Class A 4.5%
Paycom Software, Inc. 4.3%
Bio-Techne Corp. 4.3%
Cognex Corp. 4.2%
Guidewire Software, Inc. 4.2%
Vericel Corp. 4.0%
Other Holdings
#
54.9%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

Nationwide WCM Focused Small Cap Fund - April 30, 2023 (Unaudited) - Fund Overview - 13
Asset Allocation
1
Common Stocks 92.6%
Repurchase Agreement 2.5%
Other assets in excess of liabilities 4.9%
100.0%
Top Industries
2
Building Products 8.1%
Health Care Providers & Services 7.2%
Construction & Engineering 7.0%
Capital Markets 6.2%
Specialty Retail 5.7%
Software 4.8%
Professional Services 4.7%
Electronic Equipment, Instruments & Components 4.6%
Chemicals 4.5%
Commercial Services & Supplies 4.3%
Other Industries
#
42.9%
100.0%
Top Holdings
2
Addus HomeCare Corp. 5.8%
Verra Mobility Corp. 4.7%
ePlus, Inc. 4.6%
Element Solutions, Inc. 4.5%
Enstar Group Ltd. 4.2%
ICU Medical, Inc. 4.2%
Landstar System, Inc. 3.7%
Beacon Roofing Supply, Inc. 3.7%
API Group Corp. 3.6%
Inter Parfums, Inc. 3.5%
Other Holdings
#
57.5%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

14 - Shareholder Expense Example - April 30, 2023 (Unaudited) - Equity Funds
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2022) and continued to hold your shares at the end of the reporting period (April 30, 2023).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2022 through April 30, 2023. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses
Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2022 through April 30, 2023. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 11/1/22
Ending Account
Value($) 4/30/23
Expenses Paid
During Period ($)
11/1/22 - 4/30/23
Expense Ratio
During Period (%)
11/1/22 - 4/30/23
Nationwide Bailard Cognitive Value Fund
Class A Shares
Actual
(a)
1,000.00 924.20 6.20 1.30
Hypothetical
(a)(b)
1,000.00 1,018.35 6.51 1.30
Class C Shares
Actual
(a)
1,000.00 921.00 9.38 1.97
Hypothetical
(a)(b)
1,000.00 1,015.03 9.84 1.97
Class M Shares
Actual
(a)
1,000.00 925.60 4.54 0.95
Hypothetical
(a)(b)
1,000.00 1,020.08 4.76 0.95
Class R6 Shares
Actual
(a)
1,000.00 924.30 4.53 0.95
Hypothetical
(a)(b)
1,000.00 1,020.08 4.76 0.95
Institutional Service Class Shares
Actual
(a)
1,000.00 925.00 4.77 1.00
Hypothetical
(a)(b)
1,000.00 1,019.84 5.01 1.00

Equity Funds - April 30, 2023 (Unaudited) - Shareholder Expense Example - 15
Beginning Account
Value($) 11/1/22
Ending Account
Value($) 4/30/23
Expenses Paid
During Period ($)
11/1/22 - 4/30/23
Expense Ratio
During Period (%)
11/1/22 - 4/30/23
Nationwide Bailard Technology & Science Fund
Class A Shares
Actual
(a)
1,000.00 1,181.00 6.76 1.25
Hypothetical
(a)(b)
1,000.00 1,018.60 6.26 1.25
Class C Shares
Actual
(a)
1,000.00 1,176.80 10.52 1.95
Hypothetical
(a)(b)
1,000.00 1,015.12 9.74 1.95
Class M Shares
Actual
(a)
1,000.00 1,183.30 5.09 0.94
Hypothetical
(a)(b)
1,000.00 1,020.13 4.71 0.94
Class R6 Shares
Actual
(a)
1,000.00 1,183.00 5.09 0.94
Hypothetical
(a)(b)
1,000.00 1,020.13 4.71 0.94
Institutional Service Class Shares
Actual
(a)
1,000.00 1,182.40 5.52 1.02
Hypothetical
(a)(b)
1,000.00 1,019.74 5.11 1.02
Nationwide BNY Mellon Dynamic U.S. Core Fund
Class A Shares
Actual
(a)
1,000.00 1,077.20 4.27 0.83
Hypothetical
(a)(b)
1,000.00 1,020.68 4.16 0.83
Class C Shares
Actual
(a)
1,000.00 1,073.80 8.02 1.56
Hypothetical
(a)(b)
1,000.00 1,017.06 7.80 1.56
Class R Shares
Actual
(a)
1,000.00 1,074.70 6.43 1.25
Hypothetical
(a)(b)
1,000.00 1,018.60 6.26 1.25
Class R6 Shares
Actual
(a)
1,000.00 1,078.90 2.58 0.50
Hypothetical
(a)(b)
1,000.00 1,022.32 2.51 0.50
Eagle Class Shares
Actual
(a)
1,000.00 1,078.90 2.63 0.51
Hypothetical
(a)(b)
1,000.00 1,022.27 2.56 0.51
Institutional Service Class Shares
Actual
(a)
1,000.00 1,078.20 3.35 0.65
Hypothetical
(a)(b)
1,000.00 1,021.57 3.26 0.65

16 - Shareholder Expense Example - April 30, 2023 (Unaudited) - Equity Funds
Beginning Account
Value($) 11/1/22
Ending Account
Value($) 4/30/23
Expenses Paid
During Period ($)
11/1/22 - 4/30/23
Expense Ratio
During Period (%)
11/1/22 - 4/30/23
Nationwide BNY Mellon Dynamic U.S. Equity Income
Class A Shares
Actual
(a)
1,000.00 1,036.30 4.75 0.94
Hypothetical
(a)(b)
1,000.00 1,020.13 4.71 0.94
Class K Shares
Actual
(a)
1,000.00 1,036.90 3.84 0.76
Hypothetical
(a)(b)
1,000.00 1,021.03 3.81 0.76
Class R6 Shares
Actual
(a)
1,000.00 1,037.60 3.33 0.66
Hypothetical
(a)(b)
1,000.00 1,021.52 3.31 0.66
Eagle Class Shares
Actual
(a)
1,000.00 1,037.40 3.33 0.66
Hypothetical
(a)(b)
1,000.00 1,021.52 3.31 0.66
Institutional Service Class Shares
Actual
(a)
1,000.00 1,037.50 3.49 0.69
Hypothetical
(a)(b)
1,000.00 1,021.37 3.46 0.69
Nationwide Fund
Class A Shares
Actual
(a)
1,000.00 1,094.80 4.57 0.88
Hypothetical
(a)(b)
1,000.00 1,020.43 4.41 0.88
Class C Shares
Actual
(a)
1,000.00 1,091.20 8.19 1.58
Hypothetical
(a)(b)
1,000.00 1,016.96 7.90 1.58
Class R Shares
Actual
(a)
1,000.00 1,094.20 5.97 1.15
Hypothetical
(a)(b)
1,000.00 1,019.09 5.76 1.15
Class R6 Shares
Actual
(a)
1,000.00 1,096.60 2.86 0.55
Hypothetical
(a)(b)
1,000.00 1,022.07 2.76 0.55
Institutional Service Class Shares
Actual
(a)
1,000.00 1,096.40 3.33 0.64
Hypothetical
(a)(b)
1,000.00 1,021.62 3.21 0.64

Equity Funds - April 30, 2023 (Unaudited) - Shareholder Expense Example - 17
Beginning Account
Value($) 11/1/22
Ending Account
Value($) 4/30/23
Expenses Paid
During Period ($)
11/1/22 - 4/30/23
Expense Ratio
During Period (%)
11/1/22 - 4/30/23
Nationwide Geneva Mid Cap Growth Fund
Class A Shares
Actual
(a)
1,000.00 1,071.80 5.70 1.11
Hypothetical
(a)(b)
1,000.00 1,019.29 5.56 1.11
Class C Shares
Actual
(a)
1,000.00 1,068.40 9.54 1.86
Hypothetical
(a)(b)
1,000.00 1,015.57 9.30 1.86
Class R6 Shares
Actual
(a)
1,000.00 1,073.40 3.96 0.77
Hypothetical
(a)(b)
1,000.00 1,020.98 3.86 0.77
Institutional Service Class Shares
Actual
(a)
1,000.00 1,072.50 4.52 0.88
Hypothetical
(a)(b)
1,000.00 1,020.43 4.41 0.88
Nationwide GQG US Quality Equity Fund
Class A Shares
Actual
(a)
1,000.00 1,000.10 4.02 0.81
Hypothetical
(a)(b)
1,000.00 1,020.78 4.06 0.81
Class R6 Shares
Actual
(a)
1,000.00 1,002.00 2.43 0.49
Hypothetical
(a)(b)
1,000.00 1,022.36 2.46 0.49
Eagle Class Shares
Actual
(a)
1,000.00 1,001.70 2.88 0.58
Hypothetical
(a)(b)
1,000.00 1,021.92 2.91 0.58
Institutional Service Class Shares
Actual
(a)
1,000.00 1,000.50 3.67 0.74
Hypothetical
(a)(b)
1,000.00 1,021.12 3.71 0.74
Nationwide Loomis All Cap Growth Fund
Class A Shares
Actual
(a)
1,000.00 1,197.80 6.87 1.26
Hypothetical
(a)(b)
1,000.00 1,018.55 6.31 1.26
Class R6 Shares
Actual
(a)
1,000.00 1,200.10 4.47 0.82
Hypothetical
(a)(b)
1,000.00 1,020.73 4.11 0.82
Eagle Class Shares
Actual
(a)
1,000.00 1,199.90 5.02 0.92
Hypothetical
(a)(b)
1,000.00 1,020.23 4.61 0.92
Institutional Service Class Shares
Actual
(a)
1,000.00 1,199.70 4.53 0.83
Hypothetical
(a)(b)
1,000.00 1,020.68 4.16 0.83

18 - Shareholder Expense Example - April 30, 2023 (Unaudited) - Equity Funds
Beginning Account
Value($) 11/1/22
Ending Account
Value($) 4/30/23
Expenses Paid
During Period ($)
11/1/22 - 4/30/23
Expense Ratio
During Period (%)
11/1/22 - 4/30/23
Nationwide Small Company Growth Fund
Class A Shares
Actual
(a)
1,000.00 1,013.10 6.64 1.33
Hypothetical
(a)(b)
1,000.00 1,018.20 6.66 1.33
Institutional Service Class Shares
Actual
(a)
1,000.00 1,014.30 5.84 1.17
Hypothetical
(a)(b)
1,000.00 1,018.99 5.86 1.17
Nationwide WCM Focused Small Cap Fund
Class A Shares
Actual
(a)
1,000.00 1,067.50 5.95 1.16
Hypothetical
(a)(b)
1,000.00 1,019.04 5.81 1.16
Class C Shares
Actual
(a)
1,000.00 1,063.70 9.82 1.92
Hypothetical
(a)(b)
1,000.00 1,015.27 9.59 1.92
Class R6 Shares
Actual
(a)
1,000.00 1,069.60 4.11 0.80
Hypothetical
(a)(b)
1,000.00 1,020.83 4.01 0.80
Institutional Service Class Shares
Actual
(a)
1,000.00 1,069.10 4.51 0.88
Hypothetical
(a)(b)
1,000.00 1,020.43 4.41 0.88
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2022 through April 30, 2023 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

Nationwide Bailard Cognitive Value Fund - April 30, 2023 (Unaudited) - Statement of Investments - 19
Common Stocks 99 .0%
Shares Value ($)
Air Freight & Logistics 0 .6%
Forward Air Corp. 1,700 179,367
Hub Group, Inc., Class A* 4,300 324,220
503,587
Automobile Components 1 .2%
Dana, Inc. 35,800 529,482
Dorman Products, Inc.* 2,100 180,936
Modine Manufacturing Co.* 8,300 173,553
Superior Industries
International, Inc.* 28,989 142,336
1,026,307
Banks 13 .6%
1st Source Corp. 2,400 100,032
Associated Banc-Corp. 9,800 174,734
Bancorp, Inc. (The)* 5,553 177,196
Cadence Bank 6,400 129,408
Capital City Bank Group, Inc. 6,600 201,036
Carter Bankshares, Inc.* 28,300 363,655
Central Pacific Financial Corp. 26,900 427,172
Civista Bancshares, Inc. 28,466 451,756
CNB Financial Corp.(a) 12,100 226,996
Comerica, Inc. 6,100 264,557
Eastern Bankshares, Inc. 14,600 170,090
Enterprise Bancorp, Inc. 13,700 395,108
Enterprise Financial Services
Corp. 3,883 166,037
Financial Institutions, Inc. 26,300 459,724
First Busey Corp. 32,141 584,323
First Financial Bancorp 11,463 237,284
First Financial Corp. 11,200 386,960
First Internet Bancorp 14,200 208,882
First Merchants Corp. 5,800 169,244
First of Long Island Corp.
(The) 4,800 56,160
Hancock Whitney Corp. 6,600 241,032
Hanmi Financial Corp. 35,623 575,668
Heartland Financial USA, Inc. 10,459 340,545
Heritage Financial Corp. 29,564 520,622
Home Bancorp, Inc. 6,400 200,512
HomeTrust Bancshares, Inc. 20,200 421,574
Independent Bank Corp. 7,500 133,650
International Bancshares Corp. 8,100 345,627
Lakeland Bancorp, Inc. 13,900 199,326
Macatawa Bank Corp. 16,500 154,275
Northrim Bancorp, Inc. 8,398 290,151
OFG Bancorp 15,000 383,550
Old Second Bancorp, Inc. 24,376 299,581
Orrstown Financial Services,
Inc. 3,600 69,012
Peapack-Gladstone Financial
Corp. 12,600 334,656
Popular, Inc. 4,700 282,047
QCR Holdings, Inc. 3,500 144,900
SmartFinancial, Inc. 20,226 435,668
South Plains Financial, Inc. 9,927 203,801
Towne Bank 7,900 187,151
UMB Financial Corp. 4,316 274,541
Valley National Bancorp(a) 15,500 145,390
Common Stocks
Shares Value ($)
Banks
WSFS Financial Corp. 1,700 59,789
11,593,422
Beverages 0 .1%
Coca-Cola Consolidated, Inc. 200 117,892
Biotechnology 3 .4%
89bio, Inc.*(a) 28,892 461,694
ADMA Biologics, Inc.* 27,030 90,550
Akero Therapeutics, Inc.* 7,227 323,336
Alkermes plc* 6,462 184,490
Annexon, Inc.* 33,550 177,983
Bolt Biotherapeutics, Inc.*(a) 28,500 45,030
Celldex Therapeutics, Inc.* 1,168 36,722
Chimerix, Inc.* 73,300 85,028
Chinook Therapeutics, Inc.* 1,992 39,860
Cullinan Oncology, Inc.*(a) 11,000 107,030
Dynavax Technologies Corp.* 4,400 45,804
Immunovant, Inc.* 11,300 182,382
Intellia Therapeutics, Inc.*(a) 3,300 124,575
Jounce Therapeutics, Inc.*(a) 90,200 174,086
Kiniksa Pharmaceuticals Ltd.,
Class A* 7,954 85,506
Krystal Biotech, Inc.* 600 50,400
Kymera Therapeutics, Inc.* 1,550 48,887
Ovid therapeutics, Inc.* 12,600 45,108
Puma Biotechnology, Inc.* 7,200 19,296
Rocket Pharmaceuticals, Inc.* 2,500 44,800
Spero Therapeutics, Inc.* 31,400 55,578
Talaris Therapeutics, Inc.* 14,773 42,546
Veracyte, Inc.* 6,800 153,952
Viracta Therapeutics, Inc.*(a) 66,800 86,172
Voyager Therapeutics, Inc.* 11,400 82,650
Xencor, Inc.* 4,641 122,708
2,916,173
Broadline Retail 0 .2%
Macy's, Inc.(a) 13,100 214,054
Building Products 1 .8%
AZEK Co., Inc. (The)*(a) 3,100 84,134
Gibraltar Industries, Inc.* 2,800 140,112
Griffon Corp. 18,317 521,118
Resideo Technologies, Inc.* 14,600 259,880
UFP Industries, Inc. 7,236 568,171
1,573,415
Capital Markets 1 .5%
Ashford, Inc.* 5,807 60,393
Avantax, Inc.* 8,477 215,061
Focus Financial Partners, Inc.,
Class A* 11,771 611,386
StoneX Group, Inc.* 1,302 127,687
Virtu Financial, Inc., Class A 11,600 232,580
1,247,107
Chemicals 1 .1%
Avient Corp. 3,107 119,651
Ecovyst, Inc.* 35,700 405,195
Element Solutions, Inc. 5,700 103,455
FutureFuel Corp. 7,900 59,250
Livent Corp.*(a) 10,000 218,500
906,051

20 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Common Stocks
Shares Value ($)
Commercial Services & Supplies 1 .8%
ARC Document Solutions, Inc. 69,141 210,189
CECO Environmental Corp.* 18,987 220,439
Deluxe Corp. 5,800 87,870
Matthews International Corp.,
Class A 20,100 761,187
SP Plus Corp.* 7,700 263,109
1,542,794
Communications Equipment 0 .2%
Aviat Networks, Inc.* 2,600 85,306
PCTEL, Inc. 22,047 104,944
190,250
Construction & Engineering 2 .1%
EMCOR Group, Inc. 3,200 547,200
IES Holdings, Inc.* 5,200 224,588
Limbach Holdings, Inc.* 12,900 218,526
MDU Resources Group, Inc. 16,600 485,052
Sterling Infrastructure, Inc.* 8,400 310,128
1,785,494
Consumer Finance 0 .6%
Navient Corp. 21,300 352,302
NerdWallet, Inc., Class A*(a) 6,012 81,583
SoFi Technologies, Inc.*(a) 9,400 58,562
492,447
Consumer Staples Distribution & Retail 1 .0%
Andersons, Inc. (The) 12,800 572,160
Chefs' Warehouse, Inc. (The)* 2,509 83,449
Village Super Market, Inc.,
Class A 9,800 214,522
870,131
Containers & Packaging 2 .1%
Berry Global Group, Inc. 10,000 578,100
Graphic Packaging Holding
Co. 20,687 510,141
Greif, Inc., Class A 10,200 640,458
O-I Glass, Inc.* 3,200 71,904
1,800,603
Diversified Consumer Services 0 .9%
Graham Holdings Co., Class B 1,053 606,075
Laureate Education, Inc.,
Class A 11,200 138,768
744,843
Diversified REITs 0 .8%
Essential Properties Realty
Trust, Inc. 3,573 88,432
Global Net Lease, Inc. 53,400 601,284
689,716
Diversified Telecommunication Services 0 .1%
Radius Global Infrastructure,
Inc.* 6,000 88,140
Electric Utilities 1 .7%
ALLETE, Inc. 6,067 378,459
Genie Energy Ltd., Class B 19,800 308,286
IDACORP, Inc. 1,900 211,128
OGE Energy Corp. 2,300 86,342
Common Stocks
Shares Value ($)
Electric Utilities
Portland General Electric Co. 8,661 438,420
1,422,635
Electrical Equipment 1 .8%
Atkore, Inc.* 6,400 808,512
EnerSys 1,000 82,970
LSI Industries, Inc. 16,700 211,923
Powell Industries, Inc. 5,500 220,330
Preformed Line Products Co. 1,747 217,117
1,540,852
Electronic Equipment, Instruments & Components 2 .4%
Arrow Electronics, Inc.* 4,300 492,049
Bel Fuse, Inc., Class B 8,953 363,761
Belden, Inc. 7,300 575,897
Sanmina Corp.* 7,300 381,498
ScanSource, Inc.* 7,869 215,217
2,028,422
Energy Equipment & Services 2 .4%
Borr Drilling Ltd.*(a) 25,087 174,355
Bristow Group, Inc.* 9,854 220,434
Energy Services of America
Corp. 715 1,430
Gulf Island Fabrication, Inc.* 25,279 87,971
Helix Energy Solutions Group,
Inc.* 10,900 79,025
Liberty Energy, Inc., Class A 43,200 553,392
Patterson-UTI Energy, Inc. 42,398 474,433
US Silica Holdings, Inc.* 33,304 434,617
2,025,657
Financial Services 0 .9%
A-Mark Precious Metals, Inc. 5,800 207,640
International Money Express,
Inc.* 7,600 195,928
MGIC Investment Corp. 20,840 309,891
Paysign, Inc.* 11,400 40,470
753,929
Food Products 1 .6%
Fresh Del Monte Produce, Inc.
(a) 1,300 37,323
Ingredion, Inc. 5,600 594,552
John B Sanfilippo & Son, Inc. 6,741 700,727
MamaMancini's Holdings, Inc.* 100 204
1,332,806
Gas Utilities 1 .1%
Brookfield Infrastructure Corp.,
Class A 7,200 306,720
National Fuel Gas Co. 6,900 385,710
ONE Gas, Inc.(a) 3,000 230,850
923,280
Ground Transportation 0 .6%
Daseke, Inc.* 29,000 237,220
Ryder System, Inc. 3,400 269,144
506,364
Health Care Equipment & Supplies 2 .1%
Avanos Medical, Inc.* 7,300 215,642
FONAR Corp.* 4,500 70,987
Haemonetics Corp.* 1,835 153,608

Nationwide Bailard Cognitive Value Fund - April 30, 2023 (Unaudited) - Statement of Investments - 21
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Lantheus Holdings, Inc.*(a) 8,000 683,600
Merit Medical Systems, Inc.* 6,200 503,998
Semler Scientific, Inc.* 7,064 198,357
1,826,192
Health Care Providers & Services 1 .2%
Cross Country Healthcare,
Inc.* 11,640 255,847
Option Care Health, Inc.* 16,361 526,006
Progyny, Inc.* 8,300 275,892
1,057,745
Health Care REITs 1 .1%
CareTrust REIT, Inc. 13,200 257,268
Community Healthcare Trust,
Inc. 3,300 118,107
Global Medical REIT, Inc. 16,900 156,832
National Health Investors, Inc. 4,400 218,988
Omega Healthcare Investors,
Inc. 7,200 192,672
943,867
Health Care Technology 0 .9%
Health Catalyst, Inc.* 3,600 45,360
HealthStream, Inc. 7,994 196,972
NextGen Healthcare, Inc.* 32,700 547,398
789,730
Hotel & Resort REITs 2 .0%
Braemar Hotels & Resorts, Inc. 92,000 349,600
DiamondRock Hospitality Co. 71,700 581,487
Park Hotels & Resorts, Inc. 25,600 308,480
Ryman Hospitality Properties,
Inc. 3,298 295,699
Summit Hotel Properties, Inc. 30,900 198,996
1,734,262
Hotels, Restaurants & Leisure 1 .0%
Ark Restaurants Corp. 4,890 85,477
Bloomin' Brands, Inc. 9,000 222,930
Bluegreen Vacations Holding
Corp. 5,013 144,324
Chuy's Holdings, Inc.* 6,200 216,256
El Pollo Loco Holdings, Inc. 24,400 227,408
896,395
Household Durables 3 .6%
Beazer Homes USA, Inc.* 11,678 248,858
Ethan Allen Interiors, Inc. 5,705 159,341
KB Home 11,800 517,076
M/I Homes, Inc.* 4,100 277,324
Meritage Homes Corp. 2,595 332,290
Skyline Champion Corp.* 6,531 484,404
Taylor Morrison Home Corp.,
Class A* 6,000 258,540
Tri Pointe Homes, Inc.* 27,633 792,514
3,070,347
Household Products 0 .3%
Oil-Dri Corp. of America 5,224 221,393
Independent Power and Renewable Electricity Producers
1 .0%
Altus Power, Inc.* 16,200 73,548
Common Stocks
Shares Value ($)
Independent Power and Renewable Electricity Producers
Atlantica Sustainable
Infrastructure plc 18,100 481,822
Ormat Technologies, Inc.(a) 3,900 334,659
890,029
Industrial REITs 0 .7%
LXP Industrial Trust 10,700 100,580
STAG Industrial, Inc. 5,300 179,511
Terreno Realty Corp. 5,348 329,383
609,474
Insurance 4 .1%
Assurant, Inc. 1,100 135,443
Assured Guaranty Ltd. 11,149 600,597
Axis Capital Holdings Ltd. 10,600 599,324
CNO Financial Group, Inc. 20,500 460,020
Employers Holdings, Inc. 11,900 471,121
Investors Title Co. 1,885 280,450
Reinsurance Group of
America, Inc. 3,300 469,656
Stewart Information Services
Corp. 2,598 108,207
Universal Insurance Holdings,
Inc. 10,800 166,536
Unum Group 5,200 219,440
3,510,794
Interactive Media & Services 0 .1%
Cars.com, Inc.* 6,100 119,377
IT Services 1 .4%
DecisionPoint Systems, Inc.* 20,850 146,575
DXC Technology Co.* 5,500 131,175
Fastly, Inc., Class A* 2,900 42,862
Information Services Group,
Inc. 53,888 274,290
Kyndryl Holdings, Inc.* 39,700 574,062
1,168,964
Leisure Products 0 .5%
MasterCraft Boat Holdings,
Inc.* 7,500 219,525
Topgolf Callaway Brands
Corp.*(a) 10,256 227,376
446,901
Life Sciences Tools & Services 0 .2%
Medpace Holdings, Inc.* 700 140,098
Machinery 1 .8%
Gates Industrial Corp. plc* 18,900 254,583
Hyster-Yale Materials
Handling, Inc. 3,328 175,252
Luxfer Holdings plc 14,200 216,550
Mayville Engineering Co., Inc.* 18,609 225,169
Shyft Group, Inc. (The) 3,823 95,881
Terex Corp. 2,945 131,318
Timken Co. (The) 2,200 169,070
Wabash National Corp. 9,200 236,164
1,503,987
Media 1 .2%
Emerald Holding, Inc.* 34,673 128,637

22 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Common Stocks
Shares Value ($)
Media
Entravision Communications
Corp., Class A 44,400 277,500
Nexstar Media Group, Inc. 1,100 190,795
TEGNA, Inc. 24,814 424,319
1,021,251
Metals & Mining 1 .6%
Commercial Metals Co. 8,300 387,527
Haynes International, Inc. 4,500 211,545
Olympic Steel, Inc. 11,200 521,584
Ryerson Holding Corp. 7,800 294,606
1,415,262
Mortgage Real Estate Investment Trusts (REITs) 2 .3%
Arbor Realty Trust, Inc. 34,878 400,051
Granite Point Mortgage Trust,
Inc. 54,136 241,988
Great Ajax Corp. 28,900 190,162
MFA Financial, Inc. 41,300 441,497
Ready Capital Corp. 34,600 371,258
Redwood Trust, Inc. 13,000 81,640
Starwood Property Trust, Inc. 5,000 89,450
TPG RE Finance Trust, Inc. 18,100 129,053
1,945,099
Multi-Utilities 0 .2%
NorthWestern Corp. 3,400 199,308
Office REITs 0 .4%
Corporate Office Properties
Trust 5,600 128,184
Piedmont Office Realty Trust,
Inc., Class A 30,305 197,286
325,470
Oil, Gas & Consumable Fuels 5 .3%
Ardmore Shipping Corp. 14,000 205,660
California Resources Corp. 14,022 567,891
Chord Energy Corp. 600 85,398
Clean Energy Fuels Corp.* 20,000 85,400
Dorian LPG Ltd. 14,000 311,080
Excelerate Energy, Inc., Class
A 13,367 287,390
International Seaways, Inc. 5,500 219,010
Murphy Oil Corp. 3,587 131,679
Par Pacific Holdings, Inc.* 9,200 215,556
PDC Energy, Inc.(a) 9,295 604,640
Ranger Oil Corp. 4,500 185,400
Riley Exploration Permian, Inc.
(a) 6,670 280,207
Scorpio Tankers, Inc. 11,100 579,975
SM Energy Co. 12,800 359,424
Southwestern Energy Co.* 7,000 36,330
Teekay Tankers Ltd., Class A* 5,500 222,695
World Fuel Services Corp. 6,671 157,702
4,535,437
Passenger Airlines 0 .3%
Copa Holdings SA, Class A(a) 3,300 298,056
Pharmaceuticals 2 .1%
Amphastar Pharmaceuticals,
Inc.* 6,400 228,928
ANI Pharmaceuticals, Inc.* 3,200 120,704
Common Stocks
Shares Value ($)
Pharmaceuticals
Assertio Holdings, Inc.*(a) 57,785 318,395
Athira Pharma, Inc.* 8,700 24,273
Collegium Pharmaceutical,
Inc.* 9,600 223,392
Eton Pharmaceuticals, Inc.*(a) 9,800 35,574
Harrow Health, Inc.*(a) 11,237 283,509
Intra-Cellular Therapies, Inc.* 1,500 93,225
Ligand Pharmaceuticals, Inc.* 1,800 137,430
Prestige Consumer
Healthcare, Inc.* 2,400 147,672
SIGA Technologies, Inc. 15,000 87,450
Third Harmonic Bio, Inc.*(a) 16,218 73,468
Trevi Therapeutics, Inc.*(a) 7,000 24,080
1,798,100
Professional Services 1 .5%
Alight, Inc., Class A* 9,300 86,025
Asure Software, Inc.* 22,830 304,552
Barrett Business Services, Inc. 2,500 209,025
Conduent, Inc.* 25,200 88,452
CSG Systems International,
Inc. 5,700 300,276
Huron Consulting Group, Inc.* 2,000 169,580
ICF International, Inc. 800 91,200
1,249,110
Real Estate Management & Development 2 .0%
DigitalBridge Group, Inc. 51,100 635,173
Douglas Elliman, Inc. 61,540 196,313
Forestar Group, Inc.* 12,000 232,080
Howard Hughes Corp. (The)* 4,100 317,217
RMR Group, Inc. (The), Class
A 10,000 237,500
Tricon Residential, Inc. 10,800 86,724
1,705,007
Residential REITs 0 .4%
Clipper Realty, Inc. 15,400 80,850
Independence Realty Trust,
Inc. 7,900 131,535
UMH Properties, Inc. 9,000 136,800
349,185
Retail REITs 2 .0%
Agree Realty Corp. 1,200 81,588
Brixmor Property Group, Inc. 4,100 87,453
Getty Realty Corp. 5,961 198,680
Kite Realty Group Trust 35,400 733,488
SITE Centers Corp. 17,200 212,248
Tanger Factory Outlet Centers,
Inc. 11,600 227,476
Urban Edge Properties 8,800 129,096
Urstadt Biddle Properties, Inc.,
Class A 3,100 53,382
1,723,411
Semiconductors & Semiconductor Equipment 0 .8%
Axcelis Technologies, Inc.* 2,200 260,260
Cohu, Inc.* 5,600 189,504
PDF Solutions, Inc.* 1,200 43,260
Power Integrations, Inc. 2,600 189,228
682,252

Nationwide Bailard Cognitive Value Fund - April 30, 2023 (Unaudited) - Statement of Investments - 23
Common Stocks
Shares Value ($)
Software 2 .1%
Adeia, Inc. 30,800 235,312
American Software, Inc., Class
A 18,200 217,308
Dropbox, Inc., Class A*(a) 20,060 408,021
Sprout Social, Inc., Class A*(a) 3,300 162,558
Teradata Corp.* 14,200 549,682
Yext, Inc.* 26,190 229,948
1,802,829
Specialized REITs 1 .0%
Global Self Storage, Inc. 27,779 141,673
Outfront Media, Inc. 38,900 648,074
Uniti Group, Inc. 18,500 63,270
853,017
Specialty Retail 2 .0%
Abercrombie & Fitch Co.,
Class A* 2,500 58,850
Boot Barn Holdings, Inc.* 2,400 173,928
Build-A-Bear Workshop, Inc.
(a) 10,200 236,640
Caleres, Inc. 9,700 221,160
Group 1 Automotive, Inc. 2,500 561,200
Signet Jewelers Ltd.(a) 2,500 183,950
Winmark Corp. 800 267,136
1,702,864
Technology Hardware, Storage & Peripherals 0 .4%
Immersion Corp. 30,400 200,336
IonQ, Inc.*(a) 12,600 69,426
Pure Storage, Inc., Class A* 3,200 73,056
342,818
Textiles, Apparel & Luxury Goods 1 .1%
Carter's, Inc.(a) 2,500 174,425
Crocs, Inc.* 2,400 296,808
PVH Corp. 3,500 300,335
Steven Madden Ltd. 4,900 171,696
943,264
Trading Companies & Distributors 4 .3%
Alta Equipment Group, Inc. 13,900 196,546
Applied Industrial
Technologies, Inc. 1,900 257,754
Boise Cascade Co. 1,200 81,972
MRC Global, Inc.*(a) 47,410 461,774
MSC Industrial Direct Co., Inc.,
Class A 4,700 426,431
Rush Enterprises, Inc., Class A 7,400 393,014
Univar Solutions, Inc.* 18,494 656,537
Veritiv Corp. 3,222 370,111
WESCO International, Inc. 5,935 854,640
3,698,779
Wireless Telecommunication Services 0 .4%
Spok Holdings, Inc. 27,079 331,176
Total Common Stocks
(cost $75,200,480) 84,687,621
Exchange Traded Fund 0 .4%
Shares Value ($)
Equity Fund 0.4%
Vanguard Small-Cap Value
ETF 1,978 311,021
Total Exchange Traded Fund
(cost $322,830) 311,021
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
Akouos, Inc., CVR*^∞(a) 21,302 0
Total Rights
(cost $16,828) 0
Repurchase Agreement 1 .6%
Principal
Amount ($)
CF Secured, LLC,
4.77%, dated 4/28/2023,
due 5/1/2023, repurchase
price $1,379,613,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
5/15/2023 - 2/15/2053;
total market value
$1,407,205.(b)(c) 1,379,065 1,379,065
Total Repurchase Agreement
(cost $1,379,065) 1,379,065
Total Investments
(cost $76,919,203) — 101.0% 86,377,707
Liabilities in excess of other assets — (1.0)% (853,911)
NET ASSETS — 100.0%
$ 85,523,796

24 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Bailard Cognitive Value Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of April
30, 2023. The total value of securities on loan as of April
30, 2023 was $4,510,952, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $1,379,065 and by $3,251,632 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from
5/25/2023 – 11/15/2052, a total value of $4,630,697.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2023 was $1,379,065.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

Nationwide Bailard Technology & Science Fund - April 30, 2023 (Unaudited) - Statement of Investments - 25
Common Stocks 99 .5%
Shares Value ($)
Biotechnology 1 .2%
Vertex Pharmaceuticals, Inc.* 4,300 1,465,139
Broadline Retail 3 .1%
Amazon.com, Inc.* 36,740 3,874,233
Electronic Equipment, Instruments & Components 3 .4%
Insight Enterprises, Inc.* 23,918 2,892,882
TE Connectivity Ltd. 10,580 1,294,675
4,187,557
Entertainment 1 .8%
Netflix, Inc.* 2,635 869,366
Sea Ltd., ADR-SG*(a) 17,200 1,310,124
2,179,490
Financial Services 4 .6%
Fiserv, Inc.* 13,100 1,599,772
Shift4 Payments, Inc., Class
A* 8,400 569,268
Visa, Inc., Class A(a) 14,860 3,458,368
5,627,408
Ground Transportation 1 .5%
Uber Technologies, Inc.* 58,760 1,824,498
Health Care Equipment & Supplies 3 .6%
Dexcom, Inc.* 12,325 1,495,516
Hologic, Inc.* 15,050 1,294,450
Merit Medical Systems, Inc.* 19,680 1,599,787
4,389,753
Household Durables 2 .7%
Sony Group Corp., ADR-JP 37,150 3,331,241
Interactive Media & Services 10 .7%
Alphabet, Inc., Class A* 56,180 6,030,361
Meta Platforms, Inc., Class A* 29,765 7,153,125
13,183,486
IT Services 0 .7%
Snowflake, Inc., Class A* 5,715 846,277
Life Sciences Tools & Services 1 .3%
Danaher Corp. 6,780 1,606,250
Common Stocks
Shares Value ($)
Pharmaceuticals 0 .8%
Intra-Cellular Therapies, Inc.* 15,480 962,082
Professional Services 2 .2%
Booz Allen Hamilton Holding
Corp. 16,948 1,622,263
Paycom Software, Inc.* 3,785 1,099,050
2,721,313
Semiconductors & Semiconductor Equipment 24 .2%
Advanced Micro Devices, Inc.* 15,630 1,396,853
KLA Corp. 12,760 4,932,250
Lam Research Corp. 7,200 3,773,376
NVIDIA Corp. 29,570 8,205,379
NXP Semiconductors NV 21,675 3,549,065
QUALCOMM, Inc. 40,595 4,741,496
Texas Instruments, Inc. 18,760 3,136,672
29,735,091
Software 31 .5%
Adobe, Inc.* 11,594 4,377,431
Box, Inc., Class A* 51,200 1,354,752
Cadence Design Systems,
Inc.* 18,390 3,851,785
Crowdstrike Holdings, Inc.,
Class A* 13,680 1,642,284
Datadog, Inc., Class A* 18,640 1,255,963
HubSpot, Inc.* 6,170 2,597,262
Intuit, Inc. 7,325 3,251,934
Microsoft Corp. 45,600 14,011,056
Palo Alto Networks, Inc.* 11,095 2,024,394
ServiceNow, Inc.* 5,820 2,673,824
Sprout Social, Inc., Class A*(a) 23,250 1,145,295
Varonis Systems, Inc.* 21,140 489,602
38,675,582
Technology Hardware, Storage & Peripherals 6 .2%
Apple, Inc. 36,253 6,151,409
Pure Storage, Inc., Class A* 63,780 1,456,097
7,607,506
Total Investments
(cost $49,347,372) — 99.5% 122,216,906
Other assets in excess of liabilities — 0.5% 614,443
NET ASSETS — 100.0%
$ 122,831,349
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
April 30, 2023. The total value of securities on loan as of
April 30, 2023 was $5,499,645, which was collateralized
by $5,542,444 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% – 6.13%, and
maturity dates ranging from 5/31/2023 – 11/15/2052.
ADR American Depositary Receipt
JP Japan
SG Singapore
The accompanying notes are an integral part of these financial statements.

26 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks 86 .8%
Shares Value ($)
Aerospace & Defense 1 .5%
Boeing Co. (The)* 15,951 3,298,348
General Dynamics Corp. 6,432 1,404,363
Howmet Aerospace, Inc. 10,172 450,518
Huntington Ingalls Industries,
Inc. 1,131 228,077
L3Harris Technologies, Inc. 5,432 1,060,055
Lockheed Martin Corp. 6,445 2,993,380
Northrop Grumman Corp. 4,081 1,882,443
Raytheon Technologies Corp. 41,554 4,151,245
Textron, Inc.(a) 5,857 392,067
TransDigm Group, Inc. 1,471 1,125,315
16,985,811
Air Freight & Logistics 0 .5%
CH Robinson Worldwide, Inc.
(a) 3,431 346,085
Expeditors International of
Washington, Inc. 4,479 509,889
FedEx Corp. 6,608 1,505,170
United Parcel Service, Inc.,
Class B 20,702 3,722,427
6,083,571
Automobile Components 0 .1%
Aptiv plc*(a) 7,652 787,085
BorgWarner, Inc.(a) 6,403 308,176
1,095,261
Automobiles 1 .3%
Ford Motor Co.(a) 111,060 1,319,393
General Motors Co. 39,660 1,310,366
Tesla, Inc.* 76,288 12,534,881
15,164,640
Banks 2 .8%
Bank of America Corp. 197,977 5,796,767
Citigroup, Inc. 54,927 2,585,414
Citizens Financial Group, Inc. 14,388 445,165
Comerica, Inc. 3,512 152,315
Fifth Third Bancorp 18,836 493,503
First Republic Bank(a) 5,121 17,975
Huntington Bancshares, Inc. 42,642 477,590
JPMorgan Chase & Co. 83,202 11,501,844
KeyCorp 27,305 307,454
M&T Bank Corp.(a) 4,897 616,043
PNC Financial Services
Group, Inc. (The) 11,477 1,494,879
Regions Financial Corp. 25,829 471,638
Truist Financial Corp. 37,636 1,226,181
US Bancorp 39,044 1,338,428
Wells Fargo & Co. 108,086 4,296,419
Zions Bancorp NA 4,591 127,905
31,349,520
Beverages 1 .6%
Brown-Forman Corp., Class B 5,531 360,013
Coca-Cola Co. (The) 110,400 7,082,160
Constellation Brands, Inc.,
Class A 4,608 1,057,398
Keurig Dr Pepper, Inc. 24,460 799,842
Molson Coors Beverage Co.,
Class B(a) 5,279 313,995
Monster Beverage Corp.* 21,582 1,208,592
Common Stocks
Shares Value ($)
Beverages
PepsiCo, Inc. 39,066 7,457,308
18,279,308
Biotechnology 1 .9%
AbbVie, Inc. 50,164 7,580,784
Amgen, Inc. 15,146 3,631,102
Biogen, Inc.* 4,065 1,236,695
Gilead Sciences, Inc. 35,372 2,907,932
Incyte Corp.* 5,096 379,193
Moderna, Inc.* 9,372 1,245,445
Regeneron Pharmaceuticals,
Inc.* 3,048 2,443,856
Vertex Pharmaceuticals, Inc.* 7,292 2,484,603
21,909,610
Broadline Retail 2 .4%
Amazon.com, Inc.* 252,881 26,666,301
eBay, Inc. 15,393 714,697
Etsy, Inc.*(a) 3,560 359,667
27,740,665
Building Products 0 .4%
A O Smith Corp. 3,599 245,776
Allegion plc 2,492 275,316
Carrier Global Corp. 23,984 1,003,011
Johnson Controls International
plc 19,627 1,174,479
Masco Corp. 6,321 338,237
Trane Technologies plc 6,505 1,208,694
4,245,513
Capital Markets 2 .4%
Ameriprise Financial, Inc. 2,987 911,393
Bank of New York Mellon
Corp. (The) 20,437 870,412
BlackRock, Inc. 4,248 2,851,258
Cboe Global Markets, Inc. 3,036 424,129
Charles Schwab Corp. (The) 43,266 2,260,216
CME Group, Inc. 10,204 1,895,597
FactSet Research Systems,
Inc. 1,045 430,216
Franklin Resources, Inc. 8,409 226,034
Goldman Sachs Group, Inc.
(The) 9,606 3,299,085
Intercontinental Exchange, Inc. 15,852 1,726,758
Invesco Ltd. 13,236 226,733
MarketAxess Holdings, Inc. 1,068 340,019
Moody's Corp. 4,469 1,399,333
Morgan Stanley 37,059 3,334,198
MSCI, Inc. 2,261 1,090,819
Nasdaq, Inc. 9,662 534,985
Northern Trust Corp. 5,929 463,411
Raymond James Financial,
Inc. 5,408 489,586
S&P Global, Inc. 9,338 3,385,772
State Street Corp. 9,900 715,374
T. Rowe Price Group, Inc.(a) 6,362 714,644
27,589,972
Chemicals 1 .6%
Air Products & Chemicals, Inc. 6,325 1,861,827
Albemarle Corp. 3,319 615,542
Celanese Corp. 3,000 318,720

Nationwide BNY Mellon Dynamic U.S. Core Fund - April 30, 2023 (Unaudited) - Statement of Investments - 27
Common Stocks
Shares Value ($)
Chemicals
CF Industries Holdings, Inc. 5,565 398,343
Corteva, Inc. 20,087 1,227,717
Dow, Inc. 19,994 1,087,674
DuPont de Nemours, Inc. 12,762 889,767
Eastman Chemical Co. 3,370 283,990
Ecolab, Inc. 7,052 1,183,608
FMC Corp. 3,535 436,855
International Flavors &
Fragrances, Inc. 7,191 697,239
Linde plc 13,971 5,161,586
LyondellBasell Industries NV,
Class A 7,143 675,799
Mosaic Co. (The) 9,658 413,845
PPG Industries, Inc. 6,667 935,113
Sherwin-Williams Co. (The) 6,689 1,588,905
17,776,530
Commercial Services & Supplies 0 .4%
Cintas Corp. 2,450 1,116,637
Copart, Inc.* 12,102 956,663
Republic Services, Inc. 5,731 828,817
Rollins, Inc. 6,796 287,131
Waste Management, Inc. 10,535 1,749,337
4,938,585
Communications Equipment 0 .8%
Arista Networks, Inc.* 6,976 1,117,276
Cisco Systems, Inc. 116,528 5,505,948
F5, Inc.* 1,622 217,932
Juniper Networks, Inc. 9,082 273,822
Motorola Solutions, Inc. 4,727 1,377,448
8,492,426
Construction & Engineering 0 .1%
Quanta Services, Inc. 4,056 688,060
Construction Materials 0 .1%
Martin Marietta Materials, Inc. 1,784 647,949
Vulcan Materials Co. 3,800 665,456
1,313,405
Consumer Finance 0 .4%
American Express Co. 16,887 2,724,548
Capital One Financial Corp. 10,816 1,052,397
Discover Financial Services 7,574 783,682
Synchrony Financial 12,439 367,075
4,927,702
Consumer Staples Distribution & Retail 1 .7%
Costco Wholesale Corp. 12,587 6,334,030
Dollar General Corp. 6,342 1,404,499
Dollar Tree, Inc.* 5,864 901,355
Kroger Co. (The) 18,477 898,537
Sysco Corp. 14,328 1,099,531
Target Corp. 13,040 2,057,060
Walgreens Boots Alliance, Inc.
(a) 20,262 714,235
Walmart, Inc. 39,778 6,005,285
19,414,532
Containers & Packaging 0 .2%
Amcor plc 43,310 475,111
Avery Dennison Corp. 2,243 391,359
Ball Corp.(a) 8,797 467,824
Common Stocks
Shares Value ($)
Containers & Packaging
International Paper Co. 9,920 328,451
Packaging Corp. of America(a) 2,551 345,048
Sealed Air Corp. 4,228 202,902
Westrock Co. 7,959 238,213
2,448,908
Distributors 0 .1%
Genuine Parts Co. 4,045 680,814
LKQ Corp. 7,174 414,155
Pool Corp.(a) 1,136 399,099
1,494,068
Diversified Telecommunication Services 0 .7%
AT&T, Inc. 202,189 3,572,679
Verizon Communications, Inc. 119,131 4,625,857
8,198,536
Electric Utilities 1 .6%
Alliant Energy Corp.(a) 7,120 392,597
American Electric Power Co.,
Inc. 14,604 1,349,702
Constellation Energy Corp. 9,394 727,095
Duke Energy Corp. 21,841 2,159,638
Edison International(a) 10,748 791,053
Entergy Corp. 5,822 626,331
Evergy, Inc. 6,458 401,106
Eversource Energy 9,880 766,787
Exelon Corp. 28,188 1,196,299
FirstEnergy Corp. 15,227 606,035
NextEra Energy, Inc. 56,367 4,319,403
NRG Energy, Inc. 6,190 211,512
PG&E Corp.*(a) 45,669 781,396
Pinnacle West Capital Corp. 3,353 263,076
PPL Corp.(a) 21,294 611,564
Southern Co. (The) 30,896 2,272,401
Xcel Energy, Inc. 15,523 1,085,213
18,561,208
Electrical Equipment 0 .5%
AMETEK, Inc. 6,514 898,476
Eaton Corp. plc 11,281 1,885,281
Emerson Electric Co. 16,085 1,339,237
Generac Holdings, Inc.* 1,813 185,325
Rockwell Automation, Inc. 3,256 922,783
5,231,102
Electronic Equipment, Instruments & Components 0 .5%
Amphenol Corp., Class A 16,821 1,269,481
CDW Corp. 3,852 653,261
Corning, Inc. 21,765 723,033
Keysight Technologies, Inc.* 5,059 731,734
TE Connectivity Ltd. 9,067 1,109,529
Teledyne Technologies, Inc.* 1,294 536,234
Trimble, Inc.* 6,785 319,573
Zebra Technologies Corp.,
Class A* 1,444 415,915
5,758,760
Energy Equipment & Services 0 .3%
Baker Hughes Co. 28,315 827,931
Halliburton Co. 26,007 851,729
Schlumberger NV 40,377 1,992,605
3,672,265

28 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Entertainment 1 .2%
Activision Blizzard, Inc.* 20,202 1,569,897
Electronic Arts, Inc. 7,503 954,982
Live Nation Entertainment,
Inc.*(a) 4,134 280,202
Netflix, Inc.* 12,632 4,167,676
Take-Two Interactive Software,
Inc.* 4,452 553,339
Walt Disney Co. (The)* 51,818 5,311,345
Warner Bros Discovery, Inc.* 62,683 853,116
13,690,557
Financial Services 3 .9%
Berkshire Hathaway, Inc.,
Class B* 51,107 16,791,205
Fidelity National Information
Services, Inc. 16,831 988,316
Fiserv, Inc.* 18,013 2,199,748
FleetCor Technologies, Inc.* 2,163 462,709
Global Payments, Inc. 7,462 841,042
Jack Henry & Associates, Inc.
(a) 1,981 323,576
Mastercard, Inc., Class A 23,932 9,094,878
PayPal Holdings, Inc.* 32,092 2,438,992
Visa, Inc., Class A(a) 46,093 10,727,224
43,867,690
Food Products 1 .0%
Archer-Daniels-Midland Co. 15,518 1,211,645
Bunge Ltd. 4,275 400,140
Campbell Soup Co. 5,564 302,125
Conagra Brands, Inc.(a) 13,624 517,167
General Mills, Inc. 16,725 1,482,337
Hershey Co. (The) 4,169 1,138,387
Hormel Foods Corp. 8,070 326,351
J M Smucker Co. (The) 2,967 458,135
Kellogg Co. 7,260 506,530
Kraft Heinz Co. (The) 22,750 893,393
Lamb Weston Holdings, Inc. 3,861 431,698
McCormick & Co., Inc.
(Non-Voting) 7,112 624,789
Mondelez International, Inc.,
Class A 38,671 2,966,839
Tyson Foods, Inc., Class A 8,329 520,479
11,780,015
Gas Utilities 0 .0%
†
Atmos Energy Corp.(a) 4,149 473,567
Ground Transportation 0 .7%
CSX Corp. 59,861 1,834,141
JB Hunt Transport Services,
Inc. 2,354 412,633
Norfolk Southern Corp. 6,414 1,302,235
Old Dominion Freight Line, Inc. 2,570 823,402
Union Pacific Corp. 17,356 3,396,569
7,768,980
Health Care Equipment & Supplies 2 .6%
Abbott Laboratories 49,457 5,463,515
Align Technology, Inc.* 2,025 658,732
Baxter International, Inc. 14,549 693,696
Becton Dickinson & Co. 8,027 2,121,616
Boston Scientific Corp.* 40,513 2,111,538
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Cooper Cos., Inc. (The) 1,408 537,082
Dentsply Sirona, Inc. 6,078 254,851
Dexcom, Inc.* 10,993 1,333,891
Edwards Lifesciences Corp.* 17,537 1,542,905
GE HealthCare Technologies,
Inc.*(a) 10,299 837,721
Hologic, Inc.* 7,000 602,070
IDEXX Laboratories, Inc.* 2,348 1,155,592
Insulet Corp.*(a) 1,979 629,401
Intuitive Surgical, Inc.* 9,939 2,993,826
Medtronic plc 37,731 3,431,634
ResMed, Inc. 4,139 997,333
STERIS plc 2,816 530,957
Stryker Corp. 9,600 2,876,640
Teleflex, Inc.(a) 1,329 362,179
Zimmer Biomet Holdings, Inc. 6,008 831,747
29,966,926
Health Care Providers & Services 2 .7%
AmerisourceBergen Corp. 4,590 765,841
Cardinal Health, Inc. 7,389 606,637
Centene Corp.* 15,529 1,070,414
Cigna Group (The) 8,472 2,145,873
CVS Health Corp. 36,332 2,663,499
DaVita, Inc.* 1,477 133,462
Elevance Health, Inc. 6,774 3,174,635
HCA Healthcare, Inc. 6,014 1,728,003
Henry Schein, Inc.* 3,593 290,350
Humana, Inc. 3,545 1,880,587
Laboratory Corp. of America
Holdings 2,513 569,722
McKesson Corp. 3,911 1,424,543
Molina Healthcare, Inc.* 1,657 493,604
Quest Diagnostics, Inc. 3,270 453,909
UnitedHealth Group, Inc. 26,503 13,041,861
Universal Health Services,
Inc., Class B 1,820 273,637
30,716,577
Health Care REITs 0 .2%
Healthpeak Properties, Inc. 14,836 325,947
Ventas, Inc. 11,119 534,268
Welltower, Inc. 13,403 1,061,786
1,922,001
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts, Inc. 18,960 306,583
Hotels, Restaurants & Leisure 1 .9%
Booking Holdings, Inc.* 1,100 2,954,941
Caesars Entertainment, Inc.* 5,635 255,209
Carnival Corp.*(a) 27,005 248,716
Chipotle Mexican Grill, Inc.* 784 1,621,014
Darden Restaurants, Inc. 3,442 522,943
Domino's Pizza, Inc. 1,041 330,486
Expedia Group, Inc.* 4,015 377,250
Hilton Worldwide Holdings,
Inc. 7,492 1,078,998
Las Vegas Sands Corp.* 9,329 595,657
Marriott International, Inc.,
Class A 7,660 1,297,144
McDonald's Corp. 20,776 6,144,502

Nationwide BNY Mellon Dynamic U.S. Core Fund - April 30, 2023 (Unaudited) - Statement of Investments - 29
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
MGM Resorts International 9,146 410,838
Norwegian Cruise Line
Holdings Ltd.*(a) 12,287 164,032
Royal Caribbean Cruises
Ltd.*(a) 6,118 400,301
Starbucks Corp. 32,600 3,725,854
Wynn Resorts Ltd.* 3,064 350,154
Yum! Brands, Inc. 7,942 1,116,486
21,594,525
Household Durables 0 .3%
DR Horton, Inc. 8,872 974,323
Garmin Ltd. 4,158 408,191
Lennar Corp., Class A(a) 7,012 791,024
Mohawk Industries, Inc.* 1,568 166,051
Newell Brands, Inc. 11,161 135,606
NVR, Inc.* 83 484,720
PulteGroup, Inc. 6,727 451,718
Whirlpool Corp.(a) 1,475 205,895
3,617,528
Household Products 1 .3%
Church & Dwight Co., Inc. 6,862 666,437
Clorox Co. (The) 3,487 577,517
Colgate-Palmolive Co. 23,691 1,890,542
Kimberly-Clark Corp. 9,574 1,387,177
Procter & Gamble Co. (The) 66,918 10,464,637
14,986,310
Independent Power and Renewable Electricity Producers
0 .0%
†
AES Corp. (The) 18,489 437,450
Industrial Conglomerates 0 .8%
3M Co. 15,604 1,657,457
General Electric Co. 30,898 3,057,975
Honeywell International, Inc. 18,952 3,787,368
8,502,800
Industrial REITs 0 .3%
Prologis, Inc. 26,184 3,279,546
Insurance 1 .9%
Aflac, Inc. 16,042 1,120,534
Allstate Corp. (The) 7,451 862,528
American International Group,
Inc. 21,127 1,120,576
Aon plc, Class A 5,815 1,890,922
Arch Capital Group Ltd.* 10,492 787,634
Arthur J Gallagher & Co. 6,016 1,251,689
Assurant, Inc. 1,309 161,177
Brown & Brown, Inc. 6,299 405,592
Chubb Ltd. 11,847 2,387,881
Cincinnati Financial Corp. 4,554 484,728
Everest Re Group Ltd. 1,077 407,106
Globe Life, Inc.(a) 2,745 297,887
Hartford Financial Services
Group, Inc. (The) 8,938 634,509
Lincoln National Corp. 4,453 96,764
Loews Corp. 5,281 304,027
Marsh & McLennan Cos., Inc. 14,041 2,530,048
MetLife, Inc. 18,588 1,140,002
Principal Financial Group, Inc. 6,533 487,950
Common Stocks
Shares Value ($)
Insurance
Progressive Corp. (The) 16,591 2,263,012
Prudential Financial, Inc. 10,438 908,106
Travelers Cos., Inc. (The) 6,555 1,187,373
W R Berkley Corp. 6,051 356,525
Willis Towers Watson plc 3,028 701,285
21,787,855
Interactive Media & Services 4 .4%
Alphabet, Inc., Class A* 168,944 18,134,449
Alphabet, Inc., Class C* 147,278 15,938,425
Match Group, Inc.* 7,923 292,359
Meta Platforms, Inc., Class A* 63,135 15,172,603
49,537,836
IT Services 1 .0%
Accenture plc, Class A 17,863 5,006,820
Akamai Technologies, Inc.* 4,460 365,586
Cognizant Technology
Solutions Corp., Class A 14,498 865,676
DXC Technology Co.* 6,458 154,023
EPAM Systems, Inc.* 1,631 460,660
Gartner, Inc.* 2,279 689,306
International Business
Machines Corp. 25,646 3,241,911
VeriSign, Inc.* 2,657 589,323
11,373,305
Leisure Products 0 .0%
†
Hasbro, Inc. 3,575 211,712
Life Sciences Tools & Services 1 .5%
Agilent Technologies, Inc. 8,424 1,140,862
Bio-Rad Laboratories, Inc.,
Class A* 646 291,210
Bio-Techne Corp. 4,229 337,813
Charles River Laboratories
International, Inc.* 1,435 272,822
Danaher Corp. 18,593 4,404,868
Illumina, Inc.* 4,462 917,209
IQVIA Holdings, Inc.* 5,291 995,925
Mettler-Toledo International,
Inc.* 627 935,170
PerkinElmer, Inc. 3,583 467,546
Thermo Fisher Scientific, Inc. 11,125 6,173,263
Waters Corp.* 1,695 509,110
West Pharmaceutical
Services, Inc. 2,097 757,520
17,203,318
Machinery 1 .5%
Caterpillar, Inc. 14,762 3,229,926
Cummins, Inc. 3,989 937,575
Deere & Co. 7,670 2,899,413
Dover Corp. 3,939 575,724
Fortive Corp. 10,194 643,139
IDEX Corp. 2,090 431,209
Illinois Tool Works, Inc. 7,875 1,905,278
Ingersoll Rand, Inc. 11,453 653,050
Nordson Corp. 1,532 331,387
Otis Worldwide Corp. 11,768 1,003,810
PACCAR, Inc. 14,807 1,105,935
Parker-Hannifin Corp. 3,638 1,181,913
Pentair plc 4,881 283,489

30 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Machinery
Snap-on, Inc. 1,507 390,931
Stanley Black & Decker, Inc. 4,085 352,699
Westinghouse Air Brake
Technologies Corp. 5,090 497,140
Xylem, Inc.(a) 4,949 513,904
16,936,522
Media 0 .7%
Charter Communications, Inc.,
Class A* 2,947 1,086,559
Comcast Corp., Class A 119,322 4,936,351
DISH Network Corp., Class
A*(a) 8,148 61,191
Fox Corp., Class A 8,551 284,406
Fox Corp., Class B 3,745 114,373
Interpublic Group of Cos., Inc.
(The) 11,021 393,780
News Corp., Class A 11,435 201,371
News Corp., Class B 2,975 52,806
Omnicom Group, Inc. 5,684 514,800
Paramount Global, Class B(a) 14,831 346,007
7,991,644
Metals & Mining 0 .4%
Freeport-McMoRan, Inc. 40,543 1,536,985
Newmont Corp. 22,515 1,067,211
Nucor Corp. 7,092 1,050,893
Steel Dynamics, Inc. 4,690 487,525
4,142,614
Multi-Utilities 0 .7%
Ameren Corp. 7,446 662,471
CenterPoint Energy, Inc. 18,175 553,792
CMS Energy Corp.(a) 8,271 514,952
Consolidated Edison, Inc. 9,999 984,602
Dominion Energy, Inc. 23,500 1,342,790
DTE Energy Co. 5,496 617,805
NiSource, Inc. 11,520 327,859
Public Service Enterprise
Group, Inc. 14,153 894,470
Sempra Energy 8,892 1,382,617
WEC Energy Group, Inc. 8,944 860,145
8,141,503
Office REITs 0 .1%
Alexandria Real Estate
Equities, Inc. 4,582 568,993
Boston Properties, Inc. 4,046 215,894
784,887
Oil, Gas & Consumable Fuels 3 .7%
APA Corp. 9,120 336,072
Chevron Corp. 50,461 8,506,715
ConocoPhillips 34,715 3,571,826
Coterra Energy, Inc.(a) 22,274 570,215
Devon Energy Corp. 18,521 989,577
Diamondback Energy, Inc. 5,213 741,289
EOG Resources, Inc. 16,702 1,995,388
EQT Corp. 10,411 362,719
Exxon Mobil Corp. 116,809 13,823,177
Hess Corp. 7,871 1,141,767
Kinder Morgan, Inc. 56,659 971,702
Marathon Oil Corp. 17,560 424,250
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Marathon Petroleum Corp. 12,894 1,573,068
Occidental Petroleum Corp.(a) 20,625 1,269,056
ONEOK, Inc. 12,868 841,696
Phillips 66 13,218 1,308,582
Pioneer Natural Resources
Co. 6,674 1,451,929
Targa Resources Corp. 6,421 484,978
Valero Energy Corp. 10,936 1,254,031
Williams Cos., Inc. (The)(a) 34,328 1,038,765
42,656,802
Passenger Airlines 0 .2%
Alaska Air Group, Inc.* 4,033 175,274
American Airlines Group,
Inc.*(a) 19,487 265,803
Delta Air Lines, Inc.* 18,193 624,202
Southwest Airlines Co. 16,509 500,058
United Airlines Holdings, Inc.* 9,273 406,157
1,971,494
Personal Care Products 0 .1%
Estee Lauder Cos., Inc. (The),
Class A 6,572 1,621,444
Pharmaceuticals 3 .7%
Bristol-Myers Squibb Co. 60,309 4,026,832
Catalent, Inc.* 5,469 274,106
Eli Lilly & Co. 22,370 8,855,388
Johnson & Johnson 74,161 12,140,156
Merck & Co., Inc. 71,918 8,304,372
Organon & Co. 7,215 177,706
Pfizer, Inc. 159,224 6,192,221
Viatris, Inc. 34,398 320,933
Zoetis, Inc. 13,203 2,320,823
42,612,537
Professional Services 0 .7%
Automatic Data Processing,
Inc. 11,753 2,585,660
Broadridge Financial
Solutions, Inc. 3,338 485,379
Ceridian HCM Holding, Inc.*(a) 4,324 274,488
CoStar Group, Inc.* 11,533 887,464
Equifax, Inc.(a) 3,479 724,954
Jacobs Solutions, Inc. 3,529 407,458
Leidos Holdings, Inc. 3,877 361,569
Paychex, Inc. 9,121 1,002,033
Paycom Software, Inc.* 1,368 397,226
Robert Half International, Inc. 3,055 223,015
Verisk Analytics, Inc. 4,436 861,072
8,210,318
Real Estate Management & Development 0 .1%
CBRE Group, Inc., Class A*(a) 8,936 685,034
Residential REITs 0 .3%
AvalonBay Communities, Inc. 3,968 715,708
Camden Property Trust 3,214 353,701
Equity Residential 9,661 611,058
Essex Property Trust, Inc. 1,796 394,635
Invitation Homes, Inc. 16,325 544,765
Mid-America Apartment
Communities, Inc. 3,276 503,849

Nationwide BNY Mellon Dynamic U.S. Core Fund - April 30, 2023 (Unaudited) - Statement of Investments - 31
Common Stocks
Shares Value ($)
Residential REITs
UDR, Inc. 9,319 385,155
3,508,871
Retail REITs 0 .3%
Federal Realty Investment
Trust 2,257 223,195
Kimco Realty Corp. 17,544 336,669
Realty Income Corp. 17,789 1,117,861
Regency Centers Corp. 4,666 286,632
Simon Property Group, Inc. 9,274 1,050,930
3,015,287
Semiconductors & Semiconductor Equipment 5 .3%
Advanced Micro Devices, Inc.* 45,735 4,087,337
Analog Devices, Inc. 14,377 2,586,135
Applied Materials, Inc. 24,011 2,713,963
Broadcom, Inc. 11,854 7,426,531
Enphase Energy, Inc.* 3,853 632,662
First Solar, Inc.* 2,879 525,648
Intel Corp. 117,348 3,644,829
KLA Corp. 3,928 1,518,329
Lam Research Corp. 3,828 2,006,178
Microchip Technology, Inc. 15,590 1,137,914
Micron Technology, Inc. 30,952 1,992,071
Monolithic Power Systems,
Inc. 1,269 586,240
NVIDIA Corp. 69,779 19,362,975
NXP Semiconductors NV 7,311 1,197,103
ON Semiconductor Corp.* 12,403 892,520
Qorvo, Inc.* 2,758 253,957
QUALCOMM, Inc. 31,627 3,694,034
Skyworks Solutions, Inc. 4,472 473,585
SolarEdge Technologies, Inc.* 1,585 452,723
Teradyne, Inc.(a) 4,391 401,249
Texas Instruments, Inc. 25,705 4,297,876
59,883,859
Software 8 .4%
Adobe, Inc.* 12,986 4,902,994
ANSYS, Inc.* 2,471 775,696
Autodesk, Inc.* 6,188 1,205,361
Cadence Design Systems,
Inc.* 7,781 1,629,731
Fair Isaac Corp.* 702 511,021
Fortinet, Inc.* 18,527 1,168,127
Gen Digital, Inc. 16,135 285,106
Intuit, Inc. 7,969 3,537,838
Microsoft Corp. 211,147 64,877,027
Oracle Corp. 43,594 4,129,224
PTC, Inc.* 3,019 379,760
Roper Technologies, Inc. 3,017 1,372,071
Salesforce, Inc.* 28,365 5,626,765
ServiceNow, Inc.* 5,758 2,645,340
Synopsys, Inc.* 4,323 1,605,216
Tyler Technologies, Inc.* 1,112 421,481
95,072,758
Specialized REITs 1 .0%
American Tower Corp. 13,207 2,699,379
Crown Castle, Inc. 12,317 1,516,099
Digital Realty Trust, Inc. 8,085 801,628
Equinix, Inc. 2,636 1,908,675
Common Stocks
Shares Value ($)
Specialized REITs
Extra Space Storage, Inc. 3,758 571,366
Iron Mountain, Inc. 7,871 434,794
Public Storage 4,484 1,322,018
SBA Communications Corp. 3,063 799,106
VICI Properties, Inc. 28,470 966,272
Weyerhaeuser Co. 20,730 620,034
11,639,371
Specialty Retail 1 .9%
Advance Auto Parts, Inc. 1,779 223,318
AutoZone, Inc.* 533 1,419,544
Bath & Body Works, Inc. 7,159 251,281
Best Buy Co., Inc. 5,601 417,387
CarMax, Inc.* 4,178 292,585
Home Depot, Inc. (The) 28,910 8,688,612
Lowe's Cos., Inc. 17,153 3,564,908
O'Reilly Automotive, Inc.* 1,769 1,622,721
Ross Stores, Inc. 9,768 1,042,539
TJX Cos., Inc. (The) 32,776 2,583,404
Tractor Supply Co.(a) 3,133 746,907
Ulta Beauty, Inc.* 1,475 813,359
21,666,565
Technology Hardware, Storage & Peripherals 6 .5%
Apple, Inc. 421,868 71,582,562
Hewlett Packard Enterprise
Co. 36,913 528,594
HP, Inc. 24,513 728,281
NetApp, Inc. 6,106 384,006
Seagate Technology Holdings
plc 5,054 297,024
Western Digital Corp.* 9,622 331,382
73,851,849
Textiles, Apparel & Luxury Goods 0 .5%
NIKE, Inc., Class B 35,334 4,477,524
Ralph Lauren Corp. 1,349 154,852
Tapestry, Inc. 6,299 257,062
VF Corp. 9,952 233,972
5,123,410
Tobacco 0 .6%
Altria Group, Inc. 50,530 2,400,680
Philip Morris International, Inc. 43,973 4,395,981
6,796,661
Trading Companies & Distributors 0 .2%
Fastenal Co. 16,431 884,645
United Rentals, Inc. 1,959 707,415
WW Grainger, Inc. 1,276 887,547
2,479,607
Water Utilities 0 .1%
American Water Works Co.,
Inc. 5,422 803,811
Wireless Telecommunication Services 0 .2%
T-Mobile US, Inc.*(a) 16,801 2,417,664
Total Common Stocks
(cost $607,084,145) 988,399,551

32 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Purchased Options 0 .2%
Number of
Contracts Value ($)
Call Options 0 .2%
Future Equity Index Options: 0.2%
S&P 500 E-Mini Index
6/16/2023 at USD 4,200.00,
American Style
Notional Amount: USD
61,916,778
Exchange Traded
*
297 1,147,162
S&P 500 E-Mini Index
7/21/2023 at USD 4,380.00,
European Style
Notional Amount: USD
61,916,778
Exchange Traded
*
297 634,838
Total Purchased Options
(cost $1,710,626) 1,782,000
Short-Term Investments 10 .1%
Shares
U.S. Treasury Obligation 10.1%
U.S. Treasury Bills
0.00% 5/18/2023(b) 112,855,000 112,623,310
0.00% 6/15/2023(b)(c) 2,165,000 2,152,219
Total U.S. Treasury
Obligation
(cost $114,768,830) 114,775,529
Total Short-Term Investment
(cost $114,768,830) 114,775,529
Repurchase Agreement 0 .0%
†
Principal
Amount ($) Value ($)
CF Secured, LLC,
4.77%, dated 4/28/2023,
due 5/1/2023, repurchase
price $523,685,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
5/15/2023 - 2/15/2053;
total market value
$534,158.(d)(e) 523,477 523,477
Total Repurchase Agreement
(cost $523,477) 523,477
Total Investments
(cost $724,087,078) — 97.1% 1,105,480,557
Other assets in excess of liabilities — 2.9% 33,353,308
NET ASSETS — 100.0%
$ 1,138,833,865
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
April 30, 2023. The total value of securities on loan as of
April 30, 2023 was $32,374,611, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $523,477 and by $32,197,181 of collateral in
the form of U.S. Government Treasury Securities, interest
rates ranging from 0.00% – 6.13%, and maturity dates
ranging from 5/31/2023 – 11/15/2052, a total value of
$32,720,658.
(b) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(c) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2023 was $523,477.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar

Nationwide BNY Mellon Dynamic U.S. Core Fund - April 30, 2023 (Unaudited) - Statement of Investments - 33
Futures contracts outstanding as of April 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 167 6/2023 USD 34,973,975 1,209,161
Net contracts 1,209,161
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

34 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Common Stocks 89 .3%
Shares Value ($)
Aerospace & Defense 4 .7%
Howmet Aerospace, Inc. 70,480 3,121,559
L3Harris Technologies, Inc. 23,706 4,626,226
Northrop Grumman Corp. 9,246 4,264,903
Raytheon Technologies Corp. 149,947 14,979,705
26,992,393
Air Freight & Logistics 0 .8%
FedEx Corp. 19,347 4,406,860
Automobiles 0 .7%
General Motors Co. 120,627 3,985,516
Banks 5 .3%
JPMorgan Chase & Co. 183,992 25,435,054
US Bancorp 144,076 4,938,925
30,373,979
Biotechnology 3 .9%
AbbVie, Inc. 60,156 9,090,775
Gilead Sciences, Inc. 157,526 12,950,212
22,040,987
Capital Markets 8 .1%
Ameriprise Financial, Inc. 18,007 5,494,296
Ares Management Corp. 55,156 4,831,114
Charles Schwab Corp. (The) 68,139 3,559,581
CME Group, Inc. 78,302 14,546,162
Goldman Sachs Group, Inc.
(The) 18,515 6,358,792
Morgan Stanley 129,115 11,616,477
46,406,422
Chemicals 1 .2%
CF Industries Holdings, Inc. 53,102 3,801,041
Mosaic Co. (The) 66,780 2,861,523
6,662,564
Communications Equipment 2 .9%
Cisco Systems, Inc. 344,504 16,277,814
Electric Utilities 4 .2%
Constellation Energy Corp. 137,482 10,641,107
Exelon Corp. 161,607 6,858,601
PPL Corp. 226,106 6,493,764
23,993,472
Electrical Equipment 1 .7%
Eaton Corp. plc 41,030 6,856,933
Hubbell, Inc. 10,340 2,784,769
9,641,702
Energy Equipment & Services 1 .5%
Schlumberger NV 178,247 8,796,490
Financial Services 5 .9%
Berkshire Hathaway, Inc.,
Class B* 69,282 22,762,601
Voya Financial, Inc.(a) 141,934 10,855,112
33,617,713
Food Products 0 .9%
Archer-Daniels-Midland Co. 27,323 2,133,380
Bunge Ltd. 32,678 3,058,661
5,192,041
Health Care Equipment & Supplies 5 .7%
Becton Dickinson & Co. 63,500 16,783,685
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Medtronic plc 174,621 15,881,780
32,665,465
Health Care Providers & Services 2 .0%
McKesson Corp. 16,876 6,146,914
UnitedHealth Group, Inc. 11,278 5,549,791
11,696,705
Hotels, Restaurants & Leisure 4 .6%
International Game
Technology plc 492,423 13,856,783
Las Vegas Sands Corp.* 195,324 12,471,438
26,328,221
Insurance 6 .7%
Allstate Corp. (The) 71,910 8,324,302
Aon plc, Class A 14,429 4,692,022
Assurant, Inc. 32,063 3,947,917
Chubb Ltd. 25,633 5,166,587
Everest Re Group Ltd. 16,067 6,073,326
Progressive Corp. (The) 33,769 4,606,092
RenaissanceRe Holdings Ltd. 25,280 5,445,565
38,255,811
Interactive Media & Services 1 .7%
Alphabet, Inc., Class A* 89,521 9,609,184
Life Sciences Tools & Services 1 .4%
Danaher Corp. 33,755 7,996,897
Machinery 0 .5%
Caterpillar, Inc. 12,120 2,651,856
Media 4 .0%
Comcast Corp., Class A 168,935 6,988,841
Interpublic Group of Cos., Inc.
(The) 251,865 8,999,136
Omnicom Group, Inc. 73,635 6,669,122
22,657,099
Metals & Mining 2 .7%
Alcoa Corp. 114,049 4,235,780
Freeport-McMoRan, Inc. 287,522 10,899,959
15,135,739
Oil, Gas & Consumable Fuels 9 .9%
ConocoPhillips 25,696 2,643,861
EQT Corp. 119,731 4,171,428
Exxon Mobil Corp. 171,695 20,318,386
Hess Corp. 90,028 13,059,462
Marathon Petroleum Corp. 73,754 8,997,988
Shell plc, ADR-NL 111,720 6,924,406
56,115,531
Pharmaceuticals 5 .0%
Eli Lilly & Co. 20,283 8,029,228
Merck & Co., Inc. 40,423 4,667,644
Sanofi, ADR 289,789 15,547,180
28,244,052
Semiconductors & Semiconductor Equipment 1 .9%
Applied Materials, Inc. 49,658 5,612,844
Micron Technology, Inc. 83,338 5,363,633
10,976,477

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund - April 30, 2023 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
Software 0 .9%
Dolby Laboratories, Inc., Class
A 59,971 5,018,973
Tobacco 0 .5%
British American Tobacco plc,
ADR-UK 70,949 2,628,661
Total Common Stocks
(cost $411,696,890) 508,368,624
Purchased Options 0 .1%
Number of
Contracts
Call Options 0 .1%
Future Equity Index Options: 0.1%
S&P 500 E-Mini Index
6/16/2023 at USD 4,200.00,
American Style
Notional Amount: USD
28,977,886
Exchange Traded
*
139 536,887
S&P 500 E-Mini Index
7/21/2023 at USD 4,380.00,
European Style
Notional Amount: USD
28,977,886
Exchange Traded
*
139 297,113
Total Purchased Options
(cost $800,596) 834,000
Short-Term Investments 5 .8%
Shares
U.S. Treasury Obligation 5.8%
U.S. Treasury Bills
0.00% 5/18/2023(b) 31,300,000 31,235,741
0.00% 6/15/2023(b)(c) 1,544,000 1,534,886
Total U.S. Treasury
Obligation
(cost $32,767,669) 32,770,627
Total Short-Term Investment
(cost $32,767,669) 32,770,627
Total Investments
(cost $445,265,155) — 95.2% 541,973,251
Other assets in excess of liabilities — 4.8% 27,262,354
NET ASSETS — 100.0%
$ 569,235,605
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
April 30, 2023. The total value of securities on loan as of
April 30, 2023 was $9,769,479, which was collateralized
by $9,884,570 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% – 6.13%, and
maturity dates ranging from 5/31/2023 – 11/15/2052.
(b) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(c) Security or a portion of the security was used to cover the margin requirement for futures contracts.
ADR American Depositary Receipt
NL Netherlands
UK United Kingdom
Currency:
USD United States Dollar

36 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Futures contracts outstanding as of April 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 E-Mini Index 614 6/2023 USD 46,955,650 2,147,852
Total long contracts 2,147,852
Short Contracts
S&P 500 E-Mini Index (272) 6/2023 USD (56,963,600) (3,158,472)
Total short contracts (3,158,472)
Net contracts (1,010,620)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Fund - April 30, 2023 (Unaudited) - Statement of Investments - 37
Common Stocks 98 .5%
Shares Value ($)
Aerospace & Defense 2 .3%
Boeing Co. (The)* 21,404 4,425,919
General Dynamics Corp. 30,933 6,753,911
Lockheed Martin Corp. 15,574 7,233,344
Raytheon Technologies Corp. 91,685 9,159,332
27,572,506
Air Freight & Logistics 0 .7%
CH Robinson Worldwide, Inc.
(a) 61,042 6,157,306
FedEx Corp. 11,406 2,598,059
8,755,365
Automobiles 0 .1%
Ford Motor Co.(a) 116,727 1,386,717
Banks 0 .7%
JPMorgan Chase & Co. 55,357 7,652,552
Beverages 1 .5%
Constellation Brands, Inc.,
Class A 14,571 3,343,607
Monster Beverage Corp.* 258,760 14,490,560
17,834,167
Biotechnology 1 .5%
Alnylam Pharmaceuticals, Inc.* 6,386 1,272,091
Biogen, Inc.* 11,379 3,461,833
Gilead Sciences, Inc. 22,976 1,888,857
Moderna, Inc.* 6,191 822,722
Regeneron Pharmaceuticals,
Inc.* 4,214 3,378,743
Seagen, Inc.* 7,990 1,598,000
Vertex Pharmaceuticals, Inc.* 14,591 4,971,592
17,393,838
Broadline Retail 4 .6%
Amazon.com, Inc.* 449,114 47,359,071
Etsy, Inc.*(a) 65,389 6,606,251
53,965,322
Building Products 1 .0%
Builders FirstSource, Inc.* 73,324 6,948,916
Johnson Controls International
plc 77,393 4,631,197
11,580,113
Capital Markets 4 .5%
Ares Management Corp. 191,568 16,779,441
Goldman Sachs Group, Inc.
(The) 29,447 10,113,278
Morgan Stanley 170,562 15,345,463
MSCI, Inc. 19,530 9,422,248
S&P Global, Inc. 3,743 1,357,137
53,017,567
Chemicals 2 .3%
Celanese Corp. 46,945 4,987,437
FMC Corp. 59,213 7,317,543
Linde plc 26,274 9,706,929
PPG Industries, Inc. 36,985 5,187,516
27,199,425
Commercial Services & Supplies 0 .3%
Waste Connections, Inc. 21,711 3,021,086
Common Stocks
Shares Value ($)
Communications Equipment 0 .4%
Arista Networks, Inc.* 26,482 4,241,357
Consumer Finance 1 .0%
American Express Co. 70,173 11,321,712
Consumer Staples Distribution & Retail 2 .1%
Sysco Corp. 314,168 24,109,252
Containers & Packaging 0 .4%
Ball Corp.(a) 37,740 2,007,013
Crown Holdings, Inc. 28,984 2,486,248
4,493,261
Diversified Telecommunication Services 0 .8%
AT&T, Inc. 548,039 9,683,849
Electric Utilities 3 .0%
Edison International 85,666 6,305,018
Exelon Corp. 161,921 6,871,927
NextEra Energy, Inc. 86,072 6,595,697
PG&E Corp.*(a) 518,823 8,877,062
Southern Co. (The)(a) 91,819 6,753,287
35,402,991
Electrical Equipment 0 .5%
AMETEK, Inc. 35,897 4,951,273
Emerson Electric Co. 14,909 1,241,324
6,192,597
Energy Equipment & Services 0 .3%
Schlumberger NV 73,794 3,641,734
Entertainment 1 .6%
Activision Blizzard, Inc.* 53,255 4,138,446
Spotify Technology SA*(a) 25,485 3,404,796
Walt Disney Co. (The)* 107,180 10,985,950
18,529,192
Financial Services 3 .5%
Berkshire Hathaway, Inc.,
Class B* 11,815 3,881,818
Block, Inc., Class A*(a) 109,366 6,648,359
Equitable Holdings, Inc. 87,286 2,268,563
FleetCor Technologies, Inc.*(a) 22,736 4,863,685
Global Payments, Inc. 72,426 8,163,135
PayPal Holdings, Inc.* 79,635 6,052,260
Visa, Inc., Class A(a) 39,016 9,080,194
40,958,014
Food Products 1 .4%
Hershey Co. (The) 44,419 12,129,052
Lamb Weston Holdings, Inc. 43,457 4,858,927
16,987,979
Gas Utilities 0 .4%
Atmos Energy Corp.(a) 44,789 5,112,216
Health Care Equipment & Supplies 3 .0%
Abbott Laboratories 70,546 7,793,217
Boston Scientific Corp.* 145,903 7,604,464
Dexcom, Inc.* 28,074 3,406,499
Edwards Lifesciences Corp.* 63,649 5,599,839
Insulet Corp.*(a) 8,719 2,772,991
Stryker Corp. 25,259 7,568,859
34,745,869

38 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Fund
Common Stocks
Shares Value ($)
Health Care Providers & Services 3 .8%
AmerisourceBergen Corp. 30,607 5,106,778
Centene Corp.* 107,102 7,382,541
Elevance Health, Inc. 9,146 4,286,273
HCA Healthcare, Inc. 16,781 4,821,685
Humana, Inc. 12,998 6,895,309
Laboratory Corp. of America
Holdings 10,593 2,401,539
Molina Healthcare, Inc.* 13,167 3,922,317
UnitedHealth Group, Inc. 20,197 9,938,742
44,755,184
Health Care REITs 0 .5%
Welltower, Inc. 75,233 5,959,958
Hotels, Restaurants & Leisure 1 .2%
Airbnb, Inc., Class A*(a) 62,120 7,433,900
Marriott International, Inc.,
Class A 41,675 7,057,245
14,491,145
Household Durables 0 .4%
DR Horton, Inc. 16,832 1,848,491
Lennar Corp., Class A 29,304 3,305,784
5,154,275
Industrial Conglomerates 0 .4%
Honeywell International, Inc. 21,072 4,211,028
Industrial REITs 0 .5%
Prologis, Inc. 47,751 5,980,813
Insurance 2 .8%
American International Group,
Inc. 74,140 3,932,385
Arch Capital Group Ltd.* 78,156 5,867,171
Chubb Ltd. 29,678 5,981,898
Marsh & McLennan Cos., Inc. 47,125 8,491,454
MetLife, Inc. 67,524 4,141,247
Progressive Corp. (The) 34,940 4,765,816
33,179,971
Interactive Media & Services 8 .5%
Alphabet, Inc., Class A* 558,649 59,965,384
Meta Platforms, Inc., Class A* 168,335 40,454,267
100,419,651
IT Services 1 .7%
GoDaddy, Inc., Class A* 66,999 5,070,484
Okta, Inc.* 6,931 474,981
Snowflake, Inc., Class A* 9,631 1,426,159
VeriSign, Inc.* 56,054 12,432,777
19,404,401
Life Sciences Tools & Services 1 .6%
Agilent Technologies, Inc. 46,775 6,334,738
Danaher Corp. 41,581 9,850,955
Illumina, Inc.* 15,224 3,129,445
19,315,138
Machinery 2 .4%
Caterpillar, Inc. 11,361 2,485,787
Deere & Co. 2,835 1,071,687
Fortive Corp. 78,646 4,961,776
Ingersoll Rand, Inc. 56,216 3,205,436
PACCAR, Inc. 92,157 6,883,206
Common Stocks
Shares Value ($)
Machinery
Westinghouse Air Brake
Technologies Corp. 96,758 9,450,354
28,058,246
Media 0 .7%
Omnicom Group, Inc. 84,005 7,608,333
Oil, Gas & Consumable Fuels 5 .1%
BP plc, ADR-UK 473,850 19,086,678
ConocoPhillips 112,957 11,622,146
Diamondback Energy, Inc. 13,863 1,971,318
EOG Resources, Inc. 25,146 3,004,193
Marathon Petroleum Corp. 64,238 7,837,036
Shell plc, ADR-NL(a) 271,857 16,849,697
60,371,068
Passenger Airlines 0 .4%
Delta Air Lines, Inc.* 22,954 787,552
Southwest Airlines Co. 129,362 3,918,375
4,705,927
Personal Care Products 0 .6%
Estee Lauder Cos., Inc. (The),
Class A 27,626 6,815,887
Pharmaceuticals 6 .3%
AstraZeneca plc, ADR-UK 140,924 10,318,455
Eli Lilly & Co. 51,883 20,538,405
GSK plc, ADR 84,732 3,052,894
Merck & Co., Inc. 141,957 16,391,775
Novartis AG, ADR-CH 40,935 4,198,703
Pfizer, Inc. 344,935 13,414,522
Zoetis, Inc. 35,658 6,267,963
74,182,717
Professional Services 0 .7%
Ceridian HCM Holding, Inc.*(a) 97,855 6,211,835
Equifax, Inc. 11,913 2,482,431
8,694,266
Real Estate Management & Development 0 .4%
CBRE Group, Inc., Class A*(a) 66,183 5,073,589
Semiconductors & Semiconductor Equipment 4 .8%
Advanced Micro Devices, Inc.* 137,616 12,298,742
KLA Corp. 17,857 6,902,445
Marvell Technology, Inc. 38,722 1,528,744
Micron Technology, Inc. 63,431 4,082,419
NVIDIA Corp. 26,802 7,437,287
ON Semiconductor Corp.* 66,966 4,818,873
Teradyne, Inc. 54,842 5,011,462
Texas Instruments, Inc. 83,368 13,939,130
56,019,102
Software 8 .5%
HubSpot, Inc.* 5,476 2,305,122
Microsoft Corp. 252,369 77,542,899
Palo Alto Networks, Inc.* 13,245 2,416,683
Salesforce, Inc.* 42,219 8,374,983
ServiceNow, Inc.* 12,638 5,806,150
Workday, Inc., Class A* 18,243 3,395,752
99,841,589
Specialized REITs 0 .3%
Public Storage 13,011 3,836,033

Nationwide Fund - April 30, 2023 (Unaudited) - Statement of Investments - 39
Common Stocks
Shares Value ($)
Specialty Retail 1 .8%
AutoZone, Inc.* 1,382 3,680,694
TJX Cos., Inc. (The) 225,339 17,761,220
21,441,914
Technology Hardware, Storage & Peripherals 3 .7%
Apple, Inc. 256,836 43,579,933
Textiles, Apparel & Luxury Goods 1 .3%
NIKE, Inc., Class B 122,303 15,498,236
Tobacco 1 .4%
Philip Morris International, Inc. 158,558 15,851,043
Trading Companies & Distributors 0 .0%
†
United Rentals, Inc. 799 288,527
Wireless Telecommunication Services 0 .8%
T-Mobile US, Inc.* 62,378 8,976,194
Total Common Stocks
(cost $849,328,475) 1,158,512,849
Exchange Traded Fund 1 .1%
Equity Fund 1.1%
SPDR S&P 500 ETF Trust(a) 31,680 13,176,662
Total Exchange Traded Fund
(cost $12,720,109) 13,176,662
Repurchase Agreement 0 .6%
Principal
Amount ($)
CF Secured, LLC,
4.77%, dated 4/28/2023,
due 5/1/2023, repurchase
price $6,586,943,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
5/15/2023 - 2/15/2053;
total market value
$6,718,682.(b)(c) 6,584,325 6,584,325
Total Repurchase Agreement
(cost $6,584,325) 6,584,325
Total Investments
(cost $868,632,909) — 100.2% 1,178,273,836
Liabilities in excess of other assets — (0.2)% (2,342,479)
NET ASSETS — 100.0%
$ 1,175,931,357
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of April
30, 2023. The total value of securities on loan as of April 30,
2023 was $64,606,242, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $6,584,325 and by $58,984,258 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 4.38%, and maturity dates ranging from
9/15/2023 – 2/15/2052, a total value of $65,568,583.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2023 was $6,584,325.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CH Switzerland
ETF Exchange Traded Fund
NL Netherlands
REIT Real Estate Investment Trust
UK United Kingdom
The accompanying notes are an integral part of these financial statements.

40 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Geneva Mid Cap Growth Fund
Common Stocks 95 .8%
Shares Value ($)
Aerospace & Defense 6 .5%
Axon Enterprise, Inc.*(a) 44,615 9,400,826
HEICO Corp., Class A 35,403 4,752,145
14,152,971
Broadline Retail 0 .8%
Etsy, Inc.*(a) 17,035 1,721,046
Building Products 3 .2%
Advanced Drainage Systems,
Inc.(a) 66,763 5,722,924
Fortune Brands Innovations,
Inc. 19,774 1,279,180
7,002,104
Capital Markets 3 .2%
Intercontinental Exchange, Inc. 43,220 4,707,954
Raymond James Financial,
Inc. 24,222 2,192,818
6,900,772
Commercial Services & Supplies 4 .7%
Copart, Inc.* 128,278 10,140,376
Distributors 3 .0%
Pool Corp.(a) 18,623 6,542,632
Electrical Equipment 0 .4%
Generac Holdings, Inc.* 9,572 978,450
Electronic Equipment, Instruments & Components 7 .8%
Amphenol Corp., Class A 90,088 6,798,941
Cognex Corp. 20,513 978,265
Keysight Technologies, Inc.* 49,819 7,205,820
Trimble, Inc.* 44,894 2,114,508
17,097,534
Financial Services 4 .7%
Fiserv, Inc.* 53,821 6,572,620
Global Payments, Inc. 33,332 3,756,850
10,329,470
Food Products 0 .3%
Freshpet, Inc.* 8,216 566,658
Ground Transportation 0 .6%
JB Hunt Transport Services,
Inc. 7,137 1,251,045
Health Care Equipment & Supplies 7 .2%
Align Technology, Inc.* 5,017 1,632,030
Cooper Cos., Inc. (The) 5,550 2,117,048
IDEXX Laboratories, Inc.* 13,182 6,487,653
STERIS plc 29,198 5,505,283
15,742,014
Health Care Providers & Services 0 .3%
HealthEquity, Inc.* 13,280 709,816
Household Products 2 .2%
Church & Dwight Co., Inc. 48,505 4,710,806
Insurance 0 .7%
Ryan Specialty Holdings, Inc.,
Class A* 36,235 1,480,562
IT Services 4 .7%
EPAM Systems, Inc.* 14,172 4,002,740
Common Stocks
Shares Value ($)
IT Services
Gartner, Inc.* 20,585 6,226,139
10,228,879
Life Sciences Tools & Services 2 .1%
Charles River Laboratories
International, Inc.* 3,955 751,924
Repligen Corp.* 24,676 3,741,622
4,493,546
Machinery 2 .5%
IDEX Corp. 26,485 5,464,385
Pharmaceuticals 0 .6%
Catalent, Inc.* 25,219 1,263,976
Professional Services 9 .3%
Broadridge Financial
Solutions, Inc. 29,178 4,242,773
CoStar Group, Inc.* 91,783 7,062,702
Paycom Software, Inc.* 3,002 871,691
SS&C Technologies Holdings,
Inc. 25,273 1,479,481
Verisk Analytics, Inc. 34,256 6,649,432
20,306,079
Semiconductors & Semiconductor Equipment 0 .5%
Monolithic Power Systems,
Inc. 2,350 1,085,630
Software 16 .9%
ANSYS, Inc.* 21,680 6,805,786
Blackline, Inc.* 30,244 1,684,893
Cadence Design Systems,
Inc.* 18,594 3,894,513
HubSpot, Inc.* 10,388 4,372,829
Intuit, Inc. 19,449 8,634,383
Roper Technologies, Inc. 10,781 4,902,983
Tyler Technologies, Inc.* 17,263 6,543,195
36,838,582
Specialty Retail 9 .7%
Burlington Stores, Inc.* 24,964 4,813,309
O'Reilly Automotive, Inc.* 11,469 10,520,629
Ulta Beauty, Inc.* 10,717 5,909,675
21,243,613
Textiles, Apparel & Luxury Goods 1 .9%
Lululemon Athletica, Inc.* 10,946 4,158,714
Trading Companies & Distributors 2 .0%
Watsco, Inc.(a) 12,812 4,437,821
Total Common Stocks
(cost $92,877,733) 208,847,481

Nationwide Geneva Mid Cap Growth Fund - April 30, 2023 (Unaudited) - Statement of Investments - 41
Rights 0 .0%
†
Number of
Rights
Value ($)
Health Care Equipment & Supplies 0 .0%
†
ABIOMED, Inc., CVR*^∞ 15,020 0
Total Rights
(cost $15,320) 0
Total Investments
(cost $92,893,053) — 95.8% 208,847,481
Other assets in excess of liabilities — 4.2% 9,181,974
NET ASSETS — 100.0%
$ 218,029,455
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
April 30, 2023. The total value of securities on loan as of
April 30, 2023 was $14,095,451, which was collateralized
by $14,502,476 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% – 6.25%, and
maturity dates ranging from 5/25/2023 – 11/15/2052.
The accompanying notes are an integral part of these financial statements.

42 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide GQG US Quality Equity Fund
Common Stocks 99 .8%
Shares Value ($)
Broadline Retail 2 .6%
Amazon.com, Inc.* 24,642 2,598,499
Capital Markets 0 .0%
†
Nasdaq, Inc. 653 36,156
Energy Equipment & Services 3 .6%
Schlumberger NV 73,363 3,620,464
Financial Services 5 .2%
Visa, Inc., Class A(a) 22,385 5,209,661
Food Products 4 .0%
Hershey Co. (The) 14,730 4,022,174
Health Care Equipment & Supplies 1 .9%
Stryker Corp. 6,438 1,929,147
Health Care Providers & Services 15 .7%
Elevance Health, Inc. 8,845 4,145,209
Humana, Inc. 8,081 4,286,890
UnitedHealth Group, Inc. 14,824 7,294,742
15,726,841
Household Products 0 .1%
Colgate-Palmolive Co. 616 49,157
Insurance 2 .3%
Chubb Ltd. 264 53,212
Progressive Corp. (The) 16,490 2,249,236
2,302,448
Interactive Media & Services 10 .7%
Alphabet, Inc., Class C* 48,865 5,288,170
Meta Platforms, Inc., Class A* 22,730 5,462,474
10,750,644
IT Services 1 .4%
Snowflake, Inc., Class A* 9,425 1,395,654
Life Sciences Tools & Services 0 .0%
†
Syneos Health, Inc.* 655 25,715
Metals & Mining 2 .2%
Teck Resources Ltd., Class B 46,965 2,188,569
Oil, Gas & Consumable Fuels 7 .9%
Exxon Mobil Corp. 37,944 4,490,293
TotalEnergies SE, ADR-FR(a) 53,757 3,436,685
7,926,978
Pharmaceuticals 9 .7%
AstraZeneca plc, ADR-UK 57,067 4,178,446
Eli Lilly & Co. 14,082 5,574,500
9,752,946
Semiconductors & Semiconductor Equipment 10 .9%
Advanced Micro Devices, Inc.* 29,863 2,668,856
Lam Research Corp. 4,701 2,463,700
Micron Technology, Inc. 30,409 1,957,123
NVIDIA Corp. 14,007 3,886,803
10,976,482
Common Stocks
Shares Value ($)
Software 13 .5%
Adobe, Inc.* 7,624 2,878,517
Microsoft Corp. 19,676 6,045,648
ServiceNow, Inc.* 6,648 3,054,224
Workday, Inc., Class A* 8,279 1,541,053
13,519,442
Technology Hardware, Storage & Peripherals 6 .1%
Apple, Inc. 35,766 6,068,775
Tobacco 2 .0%
Philip Morris International, Inc. 20,111 2,010,497
Total Common Stocks
(cost $90,165,684) 100,110,249
Repurchase Agreement 0 .2%
Principal
Amount ($)
CF Secured, LLC,
4.77%, dated 4/28/2023,
due 5/1/2023, repurchase
price $244,248,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
5/15/2023 - 2/15/2053;
total market value
$249,132.(b)(c) 244,150 244,150
Total Repurchase Agreement
(cost $244,150) 244,150
Total Investments
(cost $90,409,834) — 100.0% 100,354,399
Other assets in excess of liabilities — 0.0%
†
11,513
NET ASSETS — 100.0%
$ 100,365,912
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
April 30, 2023. The total value of securities on loan as of
April 30, 2023 was $5,855,121, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $244,150 and by $5,677,228 of collateral in
the form of U.S. Government Treasury Securities, interest
rates ranging from 0.00% – 6.25%, and maturity dates
ranging from 5/25/2023 – 11/15/2052, a total value of
$5,921,378.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2023 was $244,150.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
FR France
UK United Kingdom
The accompanying notes are an integral part of these financial statements.

Nationwide Loomis All Cap Growth Fund - April 30, 2023 (Unaudited) - Statement of Investments - 43
Common Stocks 99 .1%
Shares Value ($)
Aerospace & Defense 5 .0%
Boeing Co. (The)* 37,743 7,804,497
Air Freight & Logistics 1 .4%
Expeditors International of
Washington, Inc. 19,488 2,218,514
Automobile Components 0 .4%
Mobileye Global, Inc., Class
A*(a) 17,803 670,105
Automobiles 2 .7%
Tesla, Inc.* 25,476 4,185,962
Beverages 5 .6%
Boston Beer Co., Inc. (The),
Class A* 5,344 1,696,773
Monster Beverage Corp.* 126,019 7,057,064
8,753,837
Biotechnology 6 .5%
Alnylam Pharmaceuticals, Inc.* 22,250 4,432,200
BioMarin Pharmaceutical, Inc.* 3,272 314,243
CRISPR Therapeutics AG* 25,221 1,234,316
Regeneron Pharmaceuticals,
Inc.* 5,148 4,127,615
10,108,374
Broadline Retail 6 .0%
Alibaba Group Holding Ltd.,
ADR-CN* 20,193 1,710,145
Amazon.com, Inc.* 71,691 7,559,816
9,269,961
Capital Markets 4 .7%
FactSet Research Systems,
Inc. 6,151 2,532,305
MSCI, Inc. 5,089 2,455,188
SEI Investments Co. 38,392 2,261,673
7,249,166
Entertainment 6 .1%
Netflix, Inc.* 17,629 5,816,336
Walt Disney Co. (The)* 36,127 3,703,017
9,519,353
Financial Services 6 .9%
Block, Inc., Class A* 28,243 1,716,892
PayPal Holdings, Inc.* 26,328 2,000,928
Visa, Inc., Class A 30,151 7,017,042
10,734,862
Health Care Equipment & Supplies 1 .1%
Intuitive Surgical, Inc.* 5,793 1,744,967
Health Care Technology 3 .8%
Doximity, Inc., Class A* 88,859 3,265,568
Veeva Systems, Inc., Class A* 14,243 2,550,637
5,816,205
Hotels, Restaurants & Leisure 5 .2%
Starbucks Corp. 32,898 3,759,912
Yum China Holdings, Inc. 41,459 2,536,462
Yum! Brands, Inc. 13,084 1,839,349
8,135,723
Interactive Media & Services 11 .8%
Alphabet, Inc., Class A* 67,226 7,216,039
Common Stocks
Shares Value ($)
Interactive Media & Services
Alphabet, Inc., Class C* 2,145 232,132
Meta Platforms, Inc., Class A* 45,438 10,919,660
18,367,831
IT Services 1 .3%
Shopify, Inc., Class A* 40,578 1,966,004
Life Sciences Tools & Services 1 .7%
Illumina, Inc.* 12,776 2,626,235
Machinery 0 .8%
Deere & Co. 3,200 1,209,664
Pharmaceuticals 4 .1%
Novartis AG, ADR-CH 18,582 1,905,956
Novo Nordisk A/S, ADR-DK 15,849 2,648,209
Roche Holding AG, ADR 47,067 1,845,968
6,400,133
Semiconductors & Semiconductor Equipment 8 .7%
NVIDIA Corp. 38,965 10,812,398
QUALCOMM, Inc. 23,509 2,745,851
13,558,249
Software 14 .4%
Autodesk, Inc.* 24,137 4,701,646
Microsoft Corp. 16,080 4,940,741
Oracle Corp. 69,827 6,614,013
Salesforce, Inc.* 16,550 3,283,024
Workday, Inc., Class A* 15,531 2,890,940
22,430,364
Textiles, Apparel & Luxury Goods 0 .9%
Under Armour, Inc., Class A* 154,742 1,372,562
Total Common Stocks
(cost $91,805,179) 154,142,568
Repurchase Agreement 0 .1%
Principal
Amount ($)
CF Secured, LLC,
4.77%, dated 4/28/2023,
due 5/1/2023, repurchase
price $133,253,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
5/15/2023 - 2/15/2053;
total market value
$135,918.(b)(c) 133,200 133,200
Total Repurchase Agreement
(cost $133,200) 133,200
Total Investments
(cost $91,938,379) — 99.2% 154,275,768
Other assets in excess of liabilities — 0.8% 1,268,595
NET ASSETS — 100.0%
$ 155,544,363

44 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Loomis All Cap Growth Fund
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of April
30, 2023. The total value of securities on loan as of April 30,
2023 was $135,504, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$133,200.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2023 was $133,200.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CH Switzerland
CN China
DK Denmark
The accompanying notes are an integral part of these financial statements.

Nationwide Small Company Growth Fund - April 30, 2023 (Unaudited) - Statement of Investments - 45
Common Stocks 95 .3%
Shares Value ($)
Biotechnology 4 .9%
Ironwood Pharmaceuticals,
Inc.*(a) 135,336 1,408,848
Vericel Corp.* 172,868 5,447,070
6,855,918
Chemicals 0 .4%
Balchem Corp. 4,068 534,535
Electrical Equipment 1 .7%
Vicor Corp.* 54,618 2,346,936
Electronic Equipment, Instruments & Components 4 .0%
Cognex Corp. 119,680 5,707,539
Health Care Equipment & Supplies 9 .0%
Glaukos Corp.* 62,504 2,969,565
Inari Medical, Inc.*(a) 11,438 759,712
Inogen, Inc.* 73,923 983,915
Neogen Corp.* 93,903 1,617,010
OrthoPediatrics Corp.*(a) 79,694 4,019,765
QuidelOrtho Corp.* 8,606 774,110
Tandem Diabetes Care,
Inc.*(a) 41,134 1,628,084
12,752,161
Health Care Technology 4 .3%
NextGen Healthcare, Inc.* 1,166 19,519
Veeva Systems, Inc., Class A* 33,835 6,059,172
6,078,691
Life Sciences Tools & Services 15 .2%
10X Genomics, Inc., Class
A*(a) 77,251 4,050,270
Bio-Techne Corp. 72,731 5,809,752
CryoPort, Inc.*(a) 179,279 3,772,030
Cytek Biosciences, Inc.* 244,493 2,806,780
Repligen Corp.* 32,810 4,974,980
21,413,812
Machinery 4 .2%
Energy Recovery, Inc.* 28,423 640,370
Helios Technologies, Inc. 83,907 5,046,167
Proto Labs, Inc.* 7,352 211,517
5,898,054
Professional Services 4 .1%
Paycom Software, Inc.* 20,038 5,818,434
Software 46 .0%
Alarm.com Holdings, Inc.* 109,320 5,213,471
Alteryx, Inc., Class A* 17,596 723,723
ANSYS, Inc.* 20,802 6,530,164
Appfolio, Inc., Class A* 49,555 6,918,869
Clearwater Analytics Holdings,
Inc., Class A* 45,499 701,140
Datadog, Inc., Class A* 79,672 5,368,299
Enfusion, Inc., Class A* 256,228 2,147,191
Guidewire Software, Inc.*(a) 73,846 5,626,327
Manhattan Associates, Inc.* 39,576 6,556,952
nCino, Inc.*(a) 109,006 2,695,718
Olo, Inc., Class A* 443,347 3,036,927
PROS Holdings, Inc.*(a) 106,331 3,016,610
Q2 Holdings, Inc.* 80,959 1,993,210
Smartsheet, Inc., Class A* 131,580 5,377,675
Tyler Technologies, Inc.* 17,556 6,654,251
Common Stocks
Shares Value ($)
Software
Workiva, Inc.* 23,366 2,182,852
64,743,379
Trading Companies & Distributors 1 .5%
Xometry, Inc., Class A*(a) 148,690 2,065,304
Total Common Stocks
(cost $110,251,386) 134,214,763
Rights 0 .0%
†
Number of
Rights
Health Care Equipment & Supplies 0 .0%
†
ABIOMED, Inc., CVR*^∞ 17,107 0
Total Rights
(cost $17,449) 0
Repurchase Agreement 0 .9%
Principal
Amount ($)
CF Secured, LLC,
4.77%, dated 4/28/2023,
due 5/1/2023, repurchase
price $1,237,031,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
5/15/2023 - 2/15/2053;
total market value
$1,261,771.(b)(c) 1,236,539 1,236,539
Total Repurchase Agreement
(cost $1,236,539) 1,236,539
Total Investments
(cost $111,505,374) — 96.2% 135,451,302
Other assets in excess of liabilities — 3.8% 5,328,604
NET ASSETS — 100.0%
$ 140,779,906

46 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Small Company Growth Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of April
30, 2023. The total value of securities on loan as of April 30,
2023 was $13,949,626, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $1,236,539 and by $13,071,689 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from
5/25/2023 – 5/15/2052, a total value of $14,308,228.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2023 was $1,236,539.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
The accompanying notes are an integral part of these financial statements.

Nationwide WCM Focused Small Cap Fund - April 30, 2023 (Unaudited) - Statement of Investments - 47
Common Stocks 92 .6%
Shares Value ($)
Automobile Components 3 .3%
Dorman Products, Inc.* 71,400 6,151,824
Broadline Retail 3 .1%
Ollie's Bargain Outlet
Holdings, Inc.*(a) 87,300 5,696,325
Building Products 7 .7%
American Woodmark Corp.* 111,300 5,622,876
AZEK Co., Inc. (The)*(a) 143,500 3,894,590
CSW Industrials, Inc. 20,500 2,760,735
Hayward Holdings, Inc.*(a) 168,900 2,033,556
14,311,757
Capital Markets 5 .9%
Focus Financial Partners, Inc.,
Class A* 107,500 5,583,550
Virtus Investment Partners,
Inc. 29,600 5,393,416
10,976,966
Chemicals 4 .3%
Element Solutions, Inc. 439,500 7,976,925
Commercial Services & Supplies 4 .1%
SP Plus Corp.* 85,700 2,928,369
UniFirst Corp. 28,436 4,654,404
7,582,773
Construction & Engineering 6 .6%
API Group Corp.* 280,900 6,393,284
EMCOR Group, Inc. 34,700 5,933,700
12,326,984
Consumer Staples Distribution & Retail 3 .2%
Grocery Outlet Holding Corp.* 202,400 6,027,472
Electronic Equipment, Instruments & Components 4 .3%
ePlus, Inc.* 185,200 8,063,608
Food Products 2 .4%
Lancaster Colony Corp. 21,650 4,527,448
Ground Transportation 3 .6%
Landstar System, Inc.(a) 37,600 6,618,728
Health Care Equipment & Supplies 4 .0%
ICU Medical, Inc.* 39,300 7,433,202
Health Care Providers & Services 6 .9%
Addus HomeCare Corp.* 125,000 10,217,500
DocGo, Inc.* 299,183 2,543,056
12,760,556
Hotels, Restaurants & Leisure 2 .6%
Wyndham Hotels & Resorts,
Inc. 71,700 4,891,374
Insurance 4 .0%
Enstar Group Ltd.* 31,200 7,506,720
IT Services 1 .0%
Thoughtworks Holding, Inc.* 299,900 1,868,377
Machinery 2 .0%
Hillman Solutions Corp.* 436,300 3,664,920
Personal Care Products 3 .4%
Inter Parfums, Inc. 41,100 6,238,569
Common Stocks
Shares Value ($)
Professional Services 4 .5%
Verra Mobility Corp.* 489,600 8,298,720
Real Estate Management & Development 2 .2%
Cushman & Wakefield plc*(a) 424,100 4,177,385
Software 4 .5%
E2open Parent Holdings,
Inc.*(a) 723,000 4,547,670
MeridianLink, Inc.*(a) 259,100 3,870,954
8,418,624
Specialty Retail 5 .5%
America's Car-Mart, Inc.*(a) 66,220 5,323,426
Leslie's, Inc.*(a) 445,700 4,835,845
10,159,271
Trading Companies & Distributors 3 .5%
Beacon Roofing Supply,
Inc.*(a) 108,000 6,499,440
Total Common Stocks
(cost $155,589,667) 172,177,968
Repurchase Agreement 2 .5%
Principal
Amount ($)
CF Secured, LLC,
4.77%, dated 4/28/2023,
due 5/1/2023, repurchase
price $4,563,021,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
5/15/2023 - 2/15/2053;
total market value
$4,654,281.(b)(c) 4,561,207 4,561,207
Total Repurchase Agreement
(cost $4,561,207) 4,561,207
Total Investments
(cost $160,150,874) — 95.1% 176,739,175
Other assets in excess of liabilities — 4.9% 9,118,513
NET ASSETS — 100.0%
$ 185,857,688

48 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide WCM Focused Small Cap Fund
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of April
30, 2023. The total value of securities on loan as of April 30,
2023 was $27,659,377, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $4,561,207 and by $23,513,587 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from
5/25/2023 – 11/15/2052, a total value of $28,074,794.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2023 was $4,561,207.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
The accompanying notes are an integral part of these financial statements.

50 - Statements of Assets and Liabilities - April 30, 2023 (unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard
Cognitive Value
Fund
Assets:
Investment securities, at value
*
$ 84,998,642
Repurchase agreements, at value 1,379,065
Cash 200,557
Interest and dividends receivable 32,068
Security lending income receivable 1,658
Receivable for investments sold 3,141,825
Receivable for capital shares issued 45,631
Receivable for variation margin on futures contracts —
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 36,898
Total Assets 89,836,344
Liabilities:
Payable for investments purchased 2,834,521
Payable for capital shares redeemed 2,957
Payable for variation margin on futures contracts —
Payable upon return of securities loaned (Note 2) 1,379,065
Accrued expenses and other payables:
Investment advisory fees 53,166
Fund administration fees 10,352
Distribution fees 269
Administrative servicing fees 197
Accounting and transfer agent fees 1,936
Trustee fees 67
Due to broker —
Custodian fees 869
Compliance program costs (Note 3) 15
Professional fees 10,308
Printing fees 15,583
Other 3,243
Total Liabilities 4,312,548
Net Assets $ 85,523,796
* Includes value of securities on loan (Note 2) 4,510,952
Cost of investment securities 75,540,138
Cost of repurchase agreements 1,379,065
Represented by:
Capital $ 72,700,819
Total distributable earnings (loss) 12,822,977
Net Assets $ 85,523,796

Equity Funds - April 30, 2023 (unaudited) - Statements of Assets and Liabilities - 51
Nationwide Bailard
Technology &
Science Fund
Nationwide BNY
Mellon Dynamic
U.S. Core Fund
Nationwide BNY
Mellon Dynamic
U.S. Equity Income Nationwide Fund
Nationwide Geneva
Mid Cap Growth
Fund
$ 122,216,906 $ 1,104,957,080 $ 541,973,251 $ 1,171,689,511 $ 208,847,481
— 523,477 — 6,584,325 —
634,896 34,358,264 28,682,908 3,116,973 9,664,053
12,644 813,192 429,412 582,798 33,460
621 3,882 1,072 7,649 2,099
— 1,277,000 2,280,040 3,858,040 —
75,861 53,207 20,929 167,985 170,990
— 290,163 — — —
— 30,794 19,935 — —
48,251 66,726 53,474 71,035 38,869
122,989,179 1,142,373,785 573,461,021 1,186,078,316 218,756,952
— — 1,984,204 2,595,953 —
30,427 752,919 82,358 165,637 164,437
— — 36,660 — —
— 523,477 — 6,584,325 —
75,398 418,922 280,565 465,183 117,177
11,323 37,960 22,374 36,685 14,455
1,770 17,797 46,664 34,478 19,875
932 362,263 221 51,722 61,867
3,426 53,943 37,786 48,640 6,916
190 1,512 574 1,239 322
— 1,277,004 1,621,995 — —
3,356 15,927 4,867 16,983 11,364
29 201 77 196 59
11,648 15,641 49,871 15,442 10,902
16,540 46,846 57,120 125,423 299,626
2,791 15,508 80 5,053 20,497
157,830 3,539,920 4,225,416 10,146,959 727,497
$ 122,831,349 $ 1,138,833,865 $ 569,235,605 $ 1,175,931,357 $ 218,029,455
5,499,645 32,374,611 9,769,479 64,606,242 14,095,451
49,347,372 723,563,601 445,265,155 862,048,584 92,893,053
— 523,477 — 6,584,325 —
$ 43,919,787 $ 786,813,772 $ 466,846,244 $ 859,433,178 $ 80,410,967
78,911,562 352,020,093 102,389,361 316,498,179 137,618,488
$ 122,831,349 $ 1,138,833,865 $ 569,235,605 $ 1,175,931,357 $ 218,029,455

52 - Statements of Assets and Liabilities - April 30, 2023 (unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard
Cognitive Value
Fund
Net Assets:
Class A Shares $ 719,007
Class C Shares 141,271
Class K Shares —
Class M Shares 84,536,060
Class R Shares —
Class R6 Shares 10,826
Eagle Class Shares —
Institutional Service Class Shares 116,632
Total $ 85,523,796
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 54,860
Class C Shares 12,173
Class K Shares —
Class M Shares 6,399,987
Class R Shares —
Class R6 Shares 819
Eagle Class Shares —
Institutional Service Class Shares 8,813
Total 6,476,652
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 13 .11 (a)
Class C Shares $ 11 .61 (b)
Class K Shares $ —
Class M Shares $ 13 .21
Class R Shares $ —
Class R6 Shares $ 13 .22
Eagle Class Shares $ —
Institutional Service Class Shares $ 13 .23
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 13 .91
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

Equity Funds - April 30, 2023 (unaudited) - Statements of Assets and Liabilities - 53
Nationwide Bailard
Technology &
Science Fund
Nationwide BNY
Mellon Dynamic
U.S. Core Fund
Nationwide BNY
Mellon Dynamic
U.S. Equity Income Nationwide Fund
Nationwide Geneva
Mid Cap Growth
Fund
$ 4,485,798 $ 51,674,883 $ 1,488,127 $ 167,882,681 $ 78,287,547
1,044,606 8,410,624 — 408,313 4,315,746
— — 564,519,393 — —
112,760,568 — — — —
— 936,281 — 31,581 —
2,421,111 200,860,663 2,105,877 46,490,017 23,823,486
— 797,855,070 117,320 — —
2,119,266 79,096,344 1,004,888 961,118,765 111,602,676
$ 122,831,349 $ 1,138,833,865 $ 569,235,605 $ 1,175,931,357 $ 218,029,455
237,179 4,664,308 45,847 6,453,929 6,456,500
71,645 1,348,530 — 18,075 1,077,086
— — 17,389,254 — —
5,364,537 — — — —
— 89,002 — 1,266 —
115,687 16,480,324 64,910 1,841,206 1,662,567
— 64,809,416 3,617 — —
101,628 6,430,917 30,975 38,067,737 8,081,311
5,890,676 93,822,497 17,534,603 46,382,213 17,277,464
$ 18 .91 (a) $ 11 .08 (a) $ 32 .46 (a) $ 26 .01 (a) $ 12 .13 (a)
$ 14 .58 (b) $ 6 .24 (b) $ — $ 22 .59 (b) $ 4 .01 (b)
$ — $ — $ 32 .46 $ — $ —
$ 21 .02 $ — $ — $ — $ —
$ — $ 10 .52 $ — $ 24 .95 $ —
$ 20 .93 $ 12 .19 $ 32 .44 $ 25 .25 $ 14 .33
$ — $ 12 .31 $ 32 .44 $ — $ —
$ 20 .85 $ 12 .30 $ 32 .44 $ 25 .25 $ 13 .81
$ 20 .06 $ 11 .76 $ 34 .44 $ 27 .60 $ 12 .87
5 .75% 5 .75% 5 .75% 5 .75% 5 .75%

54 - Statements of Assets and Liabilities - April 30, 2023 (unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide GQG US
Quality Equity Fund
Assets:
Investment securities, at value
*
$ 100,110,249
Repurchase agreements, at value 244,150
Cash 686,390
Interest and dividends receivable 4,531
Security lending income receivable 743
Receivable for investments sold 4,484,360
Receivable for capital shares issued 12,957
Receivable for reimbursement from investment adviser (Note 3) 1,682
Prepaid expenses 75,791
Total Assets 105,620,853
Liabilities:
Payable for investments purchased 4,868,178
Payable for capital shares redeemed 16,213
Payable upon return of securities loaned (Note 2) 244,150
Accrued expenses and other payables:
Investment advisory fees 36,626
Fund administration fees 38,001
Distribution fees 4,119
Administrative servicing fees 9,151
Accounting and transfer agent fees 1,054
Trustee fees —
Custodian fees 158
Compliance program costs (Note 3) 21
Professional fees 27,037
Printing fees 4,416
Other 5,817
Total Liabilities 5,254,941
Net Assets $ 100,365,912
* Includes value of securities on loan (Note 2) 5,855,121
Cost of investment securities 90,165,684
Cost of repurchase agreements 244,150
Represented by:
Capital $ 91,447,089
Total distributable earnings (loss) 8,918,823
Net Assets $ 100,365,912

Equity Funds - April 30, 2023 (unaudited) - Statements of Assets and Liabilities - 55
Nationwide Loomis
All Cap Growth
Fund
Nationwide Small
Company Growth
Fund
Nationwide WCM
Focused Small Cap
Fund
$ 154,142,568 $ 134,214,763 $ 172,177,968
133,200 1,236,539 4,561,207
1,205,538 6,527,102 13,583,023
13,543 19,728 109,030
1 2,176 3,161
613,301 384,299 —
98,466 55,568 214,284
16,709 2,454 11,583
23,518 26,048 38,503
156,246,844 142,468,677 190,698,759
374,363 180,740 34,549
1,300 25,139 61,666
133,200 1,236,539 4,561,207
127,174 98,676 115,299
13,439 16,647 12,769
1,113 522 4,582
15,170 64,523 13,275
1,297 1,053 2,857
642 205 202
2,939 8,677 919
56 29 32
8,822 5,536 9,399
13,620 44,396 20,238
9,346 6,089 4,077
702,481 1,688,771 4,841,071
$ 155,544,363 $ 140,779,906 $ 185,857,688
135,504 13,949,626 27,659,377
91,805,179 110,268,835 155,589,667
133,200 1,236,539 4,561,207
$ 59,369,297 $ 112,268,572 $ 164,376,618
96,175,066 28,511,334 21,481,070
$ 155,544,363 $ 140,779,906 $ 185,857,688

56 - Statements of Assets and Liabilities - April 30, 2023 (unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide GQG US
Quality Equity Fund
Net Assets:
Class A Shares $ 20,343,702
Class C Shares —
Class R6 Shares 76,728,031
Eagle Class Shares 2,474,374
Institutional Service Class Shares 819,805
Total $ 100,365,912
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 1,775,150
Class C Shares —
Class R6 Shares 6,692,284
Eagle Class Shares 215,897
Institutional Service Class Shares 71,483
Total 8,754,814
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 11 .46 (a)
Class C Shares $ —
Class R6 Shares $ 11 .47
Eagle Class Shares $ 11 .46
Institutional Service Class Shares $ 11 .47
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 12 .16
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

Equity Funds - April 30, 2023 (unaudited) - Statements of Assets and Liabilities - 57
Nationwide Loomis
All Cap Growth
Fund
Nationwide Small
Company Growth
Fund
Nationwide WCM
Focused Small Cap
Fund
$ 5,454,592 $ 2,504,508 $ 12,246,454
— — 2,572,172
110,728,858 — 111,225,267
36,322,203 — —
3,038,710 138,275,398 59,813,795
$ 155,544,363 $ 140,779,906 $ 185,857,688
403,324 199,529 474,395
— — 120,093
7,983,071 — 4,017,295
2,627,920 — —
219,665 10,726,921 2,181,987
11,233,980 10,926,450 6,793,770
$ 13 .52 (a) $ 12 .55 (a) $ 25 .81 (a)
$ — $ — $ 21 .42 (b)
$ 13 .87 $ — $ 27 .69
$ 13 .82 $ — $ —
$ 13 .83 $ 12 .89 $ 27 .41
$ 14 .34 $ 13 .32 $ 27 .38
5 .75% 5 .75% 5 .75%

58 - Statements of Operations - For the Six Months Ended April 30, 2023 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard
Cognitive Value
Fund
INVESTMENT INCOME:
Dividend income $ 1,097,241
Income from securities lending (Note 2) 11,803
Interest income 11,622
Foreign tax withholding (2,783)
Total Income 1,117,883
EXPENSES:
Investment advisory fees 343,363
Fund administration fees 36,561
Distribution fees Class A 927
Distribution fees Class C 764
Distribution fees Class K —
Distribution fees Class R —
Administrative servicing fees Class A 371
Administrative servicing fees Class C 16
Administrative servicing fees Class R —
Administrative servicing fees Eagle Class —
Administrative servicing fees Institutional Service Class 38
Registration and filing fees 29,731
Professional fees 14,743
Printing fees 2,324
Trustee fees 1,714
Custodian fees 1,777
Accounting and transfer agent fees 3,800
Compliance program costs (Note 3) 207
Other 1,789
Total expenses before fees waived and expenses reimbursed 438,125
Investment advisory fees waived (Note 3) —
Expenses reimbursed by adviser (Note 3) —
Net Expenses 438,125
NET INVESTMENT INCOME/(LOSS) 679,758
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities 3,714,612
Expiration or closing of futures contracts (Note 2) —
Foreign currency transactions (Note 2) —
Net realized gains (losses) 3,714,612
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (11,297,729)
Futures contracts (Note 2) —
Net change in unrealized appreciation/depreciation (11,297,729)
Net realized/unrealized gains (losses) (7,583,117)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (6,903,359)

Equity Funds - For the Six Months Ended April 30, 2023 (Unaudited) - Statements of Operations - 59
Nationwide Bailard
Technology &
Science Fund
Nationwide BNY
Mellon Dynamic
U.S. Core Fund
Nationwide BNY
Mellon Dynamic
U.S. Equity Income Nationwide Fund
Nationwide Geneva
Mid Cap Growth
Fund
$ 365,793 $ 8,561,873 $ 5,906,940 $ 8,702,321 $ 478,657
6,104 22,711 9,232 35,284 9,263
11,204 3,019,349 1,330,471 230,547 164,664
(7,417) (2,106) — (28,609) —
375,684 11,601,827 7,246,643 8,939,543 652,584
427,902 2,506,948 1,714,916 2,855,159 718,932
39,520 167,922 97,814 162,298 53,602
5,047 62,784 1,701 201,771 99,845
4,759 41,452 — 1,956 25,296
— — 284,318 — —
— 2,668 — 69 —
1,383 20,453 172 64,568 34,588
48 2,487 — 59 2,024
— 1,334 — 14 —
— 38,528 — — —
797 69,827 156 393,781 58,291
31,454 40,025 33,504 35,914 30,974
13,890 28,166 8,949 26,394 16,981
3,955 26,656 16,339 8,461 2,171
2,126 20,558 10,452 19,505 4,260
2,818 21,427 9,327 21,113 8,213
10,067 140,350 100,948 35,281 16,743
257 2,523 1,292 2,397 501
2,123 13,282 8,864 12,295 1,560
546,146 3,207,390 2,288,752 3,841,035 1,073,981
— — — (241,755) —
— (179,966) (115,967) — —
546,146 3,027,424 2,172,785 3,599,280 1,073,981
(170,462) 8,574,403 5,073,858 5,340,263 (421,397)
6,868,761 9,748,665 7,089,118 19,956,187 24,139,583
— 2,322,159 (1,083,936) — —
— — (4) 225 —
6,868,761 12,070,824 6,005,178 19,956,412 24,139,583
12,496,961 60,833,865 9,248,961 75,716,569 (8,228,907)
— 3,365,111 674,980 — —
12,496,961 64,198,976 9,923,941 75,716,569 (8,228,907)
19,365,722 76,269,800 15,929,119 95,672,981 15,910,676
$ 19,195,260 $ 84,844,203 $ 21,002,977 $ 101,013,244 $ 15,489,279

60 - Statements of Operations - For the Six Months Ended April 30, 2023 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide GQG US
Quality Equity Fund
INVESTMENT INCOME:
Dividend income $ 867,500
Interest income 72,166
Income from securities lending (Note 2) 4,319
Foreign tax withholding (8,129)
Total Income 935,856
EXPENSES:
Investment advisory fees 173,595
Fund administration fees 27,252
Distribution fees Class A 14,387
Distribution fees Class C —
Administrative servicing fees Class A 5,371
Administrative servicing fees Class C —
Administrative servicing fees Eagle Class 636
Administrative servicing fees Institutional Service Class 1,196
Registration and filing fees 29,723
Professional fees 1,628
Printing fees 206
Trustee fees 1,305
Custodian fees 975
Accounting and transfer agent fees 1,930
Compliance program costs (Note 3) 156
Other 545
Total expenses before fees waived and expenses reimbursed 258,905
Administrative servicing fees waived - Class A (Note 3) (1,074)
Expenses reimbursed by adviser (Note 3) (47,905)
Net Expenses 209,926
NET INVESTMENT INCOME/(LOSS) 725,930
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities 1,014,130
Transactions in-kind (Note 3) —
Net realized gains (losses) 1,014,130
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (922,009)(a)
Net change in unrealized appreciation/depreciation (922,009)
Net realized/unrealized gains (losses) 92,121
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 818,051
(a) Excludes unrealized appreciation of $48,257 from the merger (Note 11).

Equity Funds - For the Six Months Ended April 30, 2023 (Unaudited) - Statements of Operations - 61
Nationwide Loomis
All Cap Growth
Fund
Nationwide Small
Company Growth
Fund
Nationwide WCM
Focused Small Cap
Fund
$ 781,090 $ 51,186 $ 490,369
37,916 121,544 147,686
16,303 15,963 14,727
(68,827) — —
766,482 188,693 652,782
1,063,457 588,143 697,412
59,521 42,693 48,576
6,648 3,286 15,432
— — 12,789
5,052 1,841 6,790
— — 1,535
75,489 — —
150 158,016 23,809
25,954 16,344 24,467
18,445 17,116 15,163
3,663 459 11,611
5,192 2,653 3,424
7,823 3,219 3,181
3,613 2,705 7,092
641 323 423
1,622 1,361 2,172
1,277,270 838,159 873,876
— — —
(98,874) (17,082) (69,244)
1,178,396 821,077 804,632
(411,914) (632,384) (151,850)
5,971,933 10,405,959 6,901,930
32,518,323 — —
38,490,256 10,405,959 6,901,930
11,527,485 (7,730,637) 5,913,263
11,527,485 (7,730,637) 5,913,263
50,017,741 2,675,322 12,815,193
$ 49,605,827 $ 2,042,938 $ 12,663,343

The accompanying notes are an integral part of these financial statements.
62 - Statements of Changes in Net Assets - April 30, 2023 (Unaudited) - Equity Funds
Nationwide Bailard Cognitive Value Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
OPERATIONS:
Net investment income/(loss) $ 679,758 $ 910,175
Net realized gains (losses) 3,714,612 1,902,956
Net change in unrealized appreciation/depreciation (11,297,729) (11,940,279)
Change in net assets resulting from operations (6,903,359) (9,127,148)
Distributions to Shareholders From:
Distributable earnings:
Class A (20,139) (29,559)
Class C (4,581) (9,284)
Class M (2,606,319) (5,325,991)
Class R — —
Class R6 (284) (551)
Eagle Class — —
Institutional Service Class (4,122) (9,189)
Change in net assets from shareholder distributions (2,635,445) (5,374,574)
Change in net assets from capital transactions (414,638) 1,155,599
Change in net assets (9,953,442) (13,346,123)
Net Assets:
Beginning of period 95,477,238 108,823,361
End of period $ 85,523,796 $ 95,477,238

Equity Funds - April 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 63
Nationwide Bailard Technology & Science
Fund
Nationwide BNY Mellon Dynamic U.S. Core
Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
$ (170,462) $ (543,897) $ 8,574,403 $ 11,379,573
6,868,761 11,152,266 12,070,824 (34,010,392)
12,496,961 (76,387,351) 64,198,976 (243,257,658)
19,195,260 (65,778,982) 84,844,203 (265,888,477)
(405,416) (1,113,341) (354,537) (5,204,744)
(107,354) (361,098) (82,355) (1,384,649)
(10,295,392) (27,146,902) — —
— — (5,628) (118,830)
(210,536) (672,065) (1,529,730) (19,392,827)
— — (5,962,013) (74,586,367)
(196,545) (571,518) (650,088) (10,514,316)
(11,215,243) (29,864,924) (8,584,351) (111,201,733)
2,429,395 7,686,419 (50,624,904) 8,250,165
10,409,412 (87,957,487) 25,634,948 (368,840,045)
112,421,937 200,379,424 1,113,198,917 1,482,038,962
$ 122,831,349 $ 112,421,937 $ 1,138,833,865 $ 1,113,198,917

The accompanying notes are an integral part of these financial statements.
64 - Statements of Changes in Net Assets - April 30, 2023 (Unaudited) - Equity Funds
Nationwide Bailard Cognitive Value Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 83,362 $ 420,344
Proceeds from shares issued from class conversion (Note 1) 3,760 —
Dividends reinvested 19,466 28,712
Cost of shares redeemed (125,616) (35,141)
Total Class A Shares (19,028) 413,915
Class C Shares
Proceeds from shares issued — —
Dividends reinvested 4,581 9,284
Cost of shares redeemed in class conversion (Note 1) (3,760) —
Cost of shares redeemed (11,779) —
Total Class C Shares (10,958) 9,284
Class M Shares
Proceeds from shares issued 2,014,907 5,095,194
Dividends reinvested 2,578,884 5,259,990
Cost of shares redeemed (4,966,389) (9,623,947)
Total Class M Shares (372,598) 731,237
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 1,619 1,160
Dividends reinvested 284 551
Cost of shares redeemed — (930)
Total Class R6 Shares 1,903 781
Eagle Class Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Eagle Class Shares — —
Institutional Service Class Shares
Proceeds from shares issued 87,000 28,332
Dividends reinvested 4,122 9,189
Cost of shares redeemed (105,079) (37,139)
Total Institutional Service Class Shares (13,957) 382
Change in net assets from capital transactions $ (414,638) $ 1,155,599

Equity Funds - April 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 65
Nationwide Bailard Technology & Science
Fund
Nationwide BNY Mellon Dynamic U.S. Core
Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
$ 736,224 $ 496,480 $ 2,121,629 $ 9,108,089
619 474 12,687 78,758
388,635 1,080,188 339,835 5,030,118
(559,730) (1,366,495) (3,863,792) (12,477,862)
565,748 210,647 (1,389,641) 1,739,103
132,631 20,876 652,500 2,065,965
105,985 358,841 81,233 1,383,903
(619) (474) (12,687) (78,758)
(345,568) (128,242) (1,102,685) (2,467,942)
(107,571) 251,001 (381,639) 903,168
2,040,128 5,545,080 — —
10,047,658 26,382,910 — —
(10,268,516) (24,161,967) — —
1,819,270 7,766,023 — —
— — 55,822 334,299
— — 5,628 118,830
— — (308,254) (373,639)
— — (246,804) 79,490
784,403 675,152 2,557,140 8,033,427
210,536 672,065 1,512,533 19,273,431
(785,761) (1,884,314) (10,071,571) (28,545,099)
209,178 (537,097) (6,001,898) (1,238,241)
— — 1,343,436 5,777,028
— — 5,759,184 72,322,854
— — (28,142,019) (70,972,969)
— — (21,039,399) 7,126,913
100,583 346,932 10,708,647 44,835,588
196,545 571,518 648,598 10,498,998
(354,358) (922,605) (32,922,768) (55,694,854)
(57,230) (4,155) (21,565,523) (360,268)
$ 2,429,395 $ 7,686,419 $ (50,624,904) $ 8,250,165

The accompanying notes are an integral part of these financial statements.
66 - Statements of Changes in Net Assets - April 30, 2023 (Unaudited) - Equity Funds
Nationwide Bailard Cognitive Value Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
SHARE TRANSACTIONS:
Class A Shares
Issued 6,251 26,484
Issued in class conversion (Note 1) 249 —
Reinvested 1,403 1,824
Redeemed (8,958) (2,297)
Total Class A Shares (1,055) 26,011
Class C Shares
Issued — —
Reinvested 372 658
Redeemed in class conversion (Note 1) (280) —
Redeemed (909) —
Total Class C Shares (817) 658
Class M Shares
Issued 145,976 325,333
Reinvested 184,734 332,727
Redeemed (352,017) (620,727)
Total Class M Shares (21,307) 37,333
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 110 73
Reinvested 20 35
Redeemed — (57)
Total Class R6 Shares 130 51
Eagle Class Shares
Issued — —
Reinvested — —
Redeemed — —
Total Eagle Class Shares — —
Institutional Service Class Shares
Issued 5,701 1,740
Reinvested 295 580
Redeemed (7,298) (2,516)
Total Institutional Service Class Shares (1,302) (196)
Total change in shares (24,351) 63,857

Equity Funds - April 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 67
Nationwide Bailard Technology & Science
Fund
Nationwide BNY Mellon Dynamic U.S. Core
Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
39,782 20,886 198,924 750,791
34 20 1,249 6,069
24,079 38,703 32,882 391,932
(31,048) (60,457) (363,409) (1,081,094)
32,847 (848) (130,354) 67,698
9,789 1,140 109,064 294,941
8,499 16,005 13,922 188,570
(42) (24) (2,207) (10,282)
(24,258) (6,547) (184,382) (381,737)
(6,012) 10,574 (63,603) 91,492
106,331 211,961 — —
560,695 863,598 — —
(548,463) (838,899) — —
118,563 236,660 — —
— — 5,601 28,107
— — 573 9,697
— — (30,802) (32,743)
— — (24,628) 5,061
40,114 27,442 220,462 637,093
11,801 22,086 133,111 1,371,451
(41,256) (72,498) (873,286) (2,224,228)
10,659 (22,970) (519,713) (215,684)
— — 112,159 409,484
— — 501,983 5,096,418
— — (2,380,404) (5,452,451)
— — (1,766,262) 53,451
4,898 15,207 912,516 3,208,757
11,054 18,819 56,563 739,081
(18,859) (35,831) (2,779,905) (4,489,264)
(2,907) (1,805) (1,810,826) (541,426)
153,150 221,611 (4,315,386) (539,408)

The accompanying notes are an integral part of these financial statements.
68 - Statements of Changes in Net Assets - April 30, 2023 (Unaudited) - Equity Funds
Nationwide BNY Mellon Dynamic U.S. Equity
Income
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
OPERATIONS:
Net investment income/(loss) $ 5,073,858 $ 7,984,219
Net realized gains 6,005,178 52,476,787
Net change in unrealized appreciation/depreciation 9,923,941 (61,765,701)
Change in net assets resulting from operations 21,002,977 (1,304,695)
Distributions to Shareholders From:
Distributable earnings:
Class A (91,176) (39,174)
Class C — —
Class K (53,728,549) (117,424,488)
Class R — —
Class R6 (11,349) (4,808)
Eagle Class (10,869) (36,608)
Institutional Service Class (83,174) (12,741)
Change in net assets from shareholder distributions (53,925,117) (117,517,819)
Change in net assets from capital transactions 31,300,688 55,412,863
Change in net assets (1,621,452) (63,409,651)
Net Assets:
Beginning of period 570,857,057 634,266,708
End of period $ 569,235,605 $ 570,857,057

Equity Funds - April 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 69
Nationwide Fund Nationwide Geneva Mid Cap Growth Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
$ 5,340,263 $ 7,740,036 $ (421,397) $ (1,783,929)
19,956,412 24,179,156 24,139,583 55,572,418
75,716,569 (249,228,177) (8,228,907) (173,963,848)
101,013,244 (217,308,985) 15,489,279 (120,175,359)
(5,451,537) (26,204,833) (21,236,164) (34,650,357)
(14,434) (79,391) (2,745,996) (4,669,065)
— — — —
(910) (2,791) — —
(1,426,766) (5,061,521) (5,223,701) (26,721,506)
— — — —
(31,529,942) (141,120,536) (26,155,273) (51,085,672)
(38,423,589) (172,469,072) (55,361,134) (117,126,600)
74,021,600 93,766,777 17,783,226 (6,756,000)
136,611,255 (296,011,280) (22,088,629) (244,057,959)
1,039,320,102 1,335,331,382 240,118,084 484,176,043
$ 1,175,931,357 $ 1,039,320,102 $ 218,029,455 $ 240,118,084

The accompanying notes are an integral part of these financial statements.
70 - Statements of Changes in Net Assets - April 30, 2023 (Unaudited) - Equity Funds
Nationwide BNY Mellon Dynamic U.S. Equity
Income
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 881,146 $ 777,534
Proceeds from shares issued from class conversion (Note 1) — —
Dividends reinvested 89,023 39,001
Cost of shares redeemed (358,384) (13,176)
Total Class A Shares 611,785 803,359
Class C Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed in class conversion (Note 1) — —
Cost of shares redeemed — —
Total Class C Shares — —
Class K Shares
Proceeds from shares issued 1,772,282 5,739,681
Dividends reinvested 52,134,368 113,693,602
Cost of shares redeemed (25,787,514) (65,308,278)
Total Class K Shares 28,119,136 54,125,005
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 3,243,141 47,866
Dividends reinvested 11,349 4,808
Cost of shares redeemed (1,195,852) (29,512)
Total Class R6 Shares 2,058,638 23,162
Eagle Class Shares
Proceeds from shares issued — —
Dividends reinvested 10,869 36,608
Cost of shares redeemed — (84,779)
Total Eagle Class Shares 10,869 (48,171)
Institutional Service Class Shares
Proceeds from shares issued 885,292 516,617
Dividends reinvested 57,732 12,261
Cost of shares redeemed (442,764) (19,370)
Total Institutional Service Class Shares 500,260 509,508
Change in net assets from capital transactions $ 31,300,688 $ 55,412,863

Equity Funds - April 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 71
Nationwide Fund Nationwide Geneva Mid Cap Growth Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
$ 1,979,774 $ 4,515,357 $ 3,270,060 $ 6,851,648
2,152 28,850 3,910 16,054
5,399,461 25,920,915 20,800,364 33,910,513
(8,415,335) (20,888,942) (13,575,874) (22,755,738)
(1,033,948) 9,576,180 10,498,460 18,022,477
2,932 14,951 222,679 240,776
13,279 78,624 2,730,293 4,635,892
(2,152) (28,850) (3,910) (16,054)
(12,446) (106,011) (1,951,198) (4,466,475)
1,613 (41,286) 997,864 394,139
— — — —
— — — —
— — — —
— — — —
3,951 7,889 — —
910 2,791 — —
— (183) — —
4,861 10,497 — —
7,204,773 8,654,720 2,405,932 12,213,497
1,426,766 5,061,521 5,158,741 26,342,389
(1,008,378) (3,195,408) (7,469,708) (77,162,295)
7,623,161 10,520,833 94,965 (38,606,409)
— — — —
— — — —
— — — —
— — — —
139,160,133 47,410,988 20,649,799 36,759,095
30,884,591 138,338,993 25,722,165 48,252,929
(102,618,811) (112,049,428) (40,180,027) (71,578,231)
67,425,913 73,700,553 6,191,937 13,433,793
$ 74,021,600 $ 93,766,777 $ 17,783,226 $ (6,756,000)

The accompanying notes are an integral part of these financial statements.
72 - Statements of Changes in Net Assets - April 30, 2023 (Unaudited) - Equity Funds
Nationwide BNY Mellon Dynamic U.S. Equity
Income
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
SHARE TRANSACTIONS:
Class A Shares
Issued 27,296 21,979
Issued in class conversion (Note 1) — —
Reinvested 2,773 1,117
Redeemed (11,559) (344)
Total Class A Shares 18,510 22,752
Class C Shares
Issued — —
Reinvested — —
Redeemed in class conversion (Note 1) — —
Redeemed — —
Total Class C Shares — —
Class K Shares
Issued 53,471 160,812
Reinvested 1,622,992 3,256,651
Redeemed (781,444) (1,850,707)
Total Class K Shares 895,019 1,566,756
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 100,661 1,313
Reinvested 357 138
Redeemed (37,169) (870)
Total Class R6 Shares 63,849 581
Eagle Class Shares
Issued — —
Reinvested 339 1,049
Redeemed — (2,414)
Total Eagle Class Shares 339 (1,365)
Institutional Service Class Shares
Issued 27,150 14,645
Reinvested 1,799 352
Redeemed (13,608) (576)
Total Institutional Service Class Shares 15,341 14,421
Total change in shares 993,058 1,603,145

Equity Funds - April 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 73
Nationwide Fund Nationwide Geneva Mid Cap Growth Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
79,386 159,092 261,237 338,664
86 1,101 313 838
224,558 868,240 1,822,994 1,614,786
(336,849) (751,704) (1,047,692) (1,212,807)
(32,819) 276,729 1,036,852 741,481
136 666 55,807 25,848
635 2,996 722,300 430,445
(99) (1,257) (931) (1,604)
(569) (4,267) (429,375) (420,522)
103 (1,862) 347,801 34,167
— — — —
— — — —
— — — —
— — — —
164 319 — —
39 97 — —
— (6) — —
203 410 — —
299,530 342,345 164,846 574,707
61,152 174,694 382,980 1,111,493
(41,553) (118,194) (446,475) (3,738,576)
319,129 398,845 101,351 (2,052,376)
— — — —
— — — —
— — — —
— — — —
5,665,323 1,815,984 1,515,142 1,827,081
1,323,605 4,773,421 1,981,677 2,090,681
(4,160,137) (4,182,641) (2,702,847) (3,558,822)
2,828,791 2,406,764 793,972 358,940
3,115,407 3,080,886 2,279,976 (917,788)

The accompanying notes are an integral part of these financial statements.
74 - Statements of Changes in Net Assets - April 30, 2023 (Unaudited) - Equity Funds
Nationwide GQG US Quality Equity Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
OPERATIONS:
Net investment income/(loss) $ 725,930 $ 1,344,515
Net realized gains (losses) 1,014,130 (2,141,747)
Net change in unrealized appreciation/depreciation (922,009) (3,485,068)
Change in net assets resulting from operations 818,051 (4,282,300)
Distributions to Shareholders From:
Distributable earnings:
Class A (57,466) (7,016)
Class R6 (743,928) (1,286,394)
Eagle Class (6,276) (119)
Institutional Service Class (11,266) (158,843)
Change in net assets from shareholder distributions (818,936) (1,452,372)
Change in net assets from capital transactions 40,408,813 (10,778,895)
Change in net assets 40,407,928 (16,513,567)
Net Assets:
Beginning of period 59,957,984 76,471,551
End of period $ 100,365,912 $ 59,957,984
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 27,988,651 $ 2,643,754
Proceeds from shares issued from merger (Note 11) 19,844,960 —
Dividends reinvested 56,389 7,016
Cost of shares redeemed (29,551,246) (937,323)
Total Class A Shares 18,338,754 1,713,447
Class R6 Shares
Proceeds from shares issued 31,334,188 1,513,991
Proceeds from shares issued from merger (Note 11) 851,856 —
Dividends reinvested 743,928 1,286,394
Cost of shares redeemed (13,009,368) (18,662,447)
Total Class R6 Shares 19,920,604 (15,862,062)
Eagle Class Shares
Proceeds from shares issued 32,108,042 —
Proceeds from shares issued from merger (Note 11) 2,508,024 —
Dividends reinvested 6,271 119
Proceeds from shares issued in-kind (Note 3) — —
Cost of shares redeemed (32,207,354) —
Total Eagle Class Shares 2,414,983 119
Institutional Service Class Shares
Proceeds from shares issued 28,057 16,946,941
Dividends reinvested 11,266 158,843
Cost of shares redeemed (304,851) (13,736,183)
Total Institutional Service Class Shares (265,528) 3,369,601
Change in net assets from capital transactions $ 40,408,813 $ (10,778,895)

Equity Funds - April 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 75
Nationwide Loomis All Cap Growth Fund Nationwide Small Company Growth Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
$ (411,914) $ (1,286,225) $ (632,384) $ (1,965,328)
38,490,256 24,567,213 10,405,959 13,083,844
11,527,485 (129,574,490) (7,730,637) (104,799,809)
49,605,827 (106,293,502) 2,042,938 (93,681,293)
(405,787) (633,416) (237,274) (758,565)
(7,950,021) (15,918,417) — —
(12,576,347) (18,312,600) — —
(210,327) (462,726) (11,696,580) (28,585,155)
(21,142,482) (35,327,159) (11,933,854) (29,343,720)
(142,451,277) 22,143,366 8,384,786 536,722
(113,987,932) (119,477,295) (1,506,130) (122,488,291)
269,532,295 389,009,590 142,286,036 264,774,327
$ 155,544,363 $ 269,532,295 $ 140,779,906 $ 142,286,036
$ 271,910 $ 1,883,114 $ 62,769 $ 247,781
— — — —
405,787 633,416 227,167 683,492
(973,319) (1,834,545) (441,468) (1,885,378)
(295,622) 681,985 (151,532) (954,105)
6,251,472 44,974,443 — —
— — — —
7,950,021 15,918,417 — —
(17,435,534) (72,756,473) — —
(3,234,041) (11,863,613) — —
7,503,717 52,836,597 — —
— — — —
12,576,347 18,312,600 — —
(127,656,352) — — —
(31,313,980) (37,575,365) — —
(138,890,268) 33,573,832 — —
373,631 348,998 14,616,027 20,894,361
210,327 462,726 11,694,647 28,577,631
(615,304) (1,060,562) (17,774,356) (47,981,165)
(31,346) (248,838) 8,536,318 1,490,827
$ (142,451,277) $ 22,143,366 $ 8,384,786 $ 536,722

The accompanying notes are an integral part of these financial statements.
76 - Statements of Changes in Net Assets - April 30, 2023 (Unaudited) - Equity Funds
Nationwide GQG US Quality Equity Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
SHARE TRANSACTIONS:
Class A Shares
Issued 18,745 223,669
Issued in merger (Note 11) 1,765,280 —
Reinvested 5,178 575
Redeemed (157,424) (81,577)
Total Class A Shares 1,631,779 142,667
Class R6 Shares
Issued 2,419,260 123,351
Issued in merger (Note 11) 75,761 —
Reinvested 66,633 106,793
Redeemed (805,228) (1,555,831)
Total Class R6 Shares 1,756,426 (1,325,687)
Eagle Class Shares
Issued 23,290 —
Issued in merger (Note 11) 223,101 —
Reinvested 584 10
Issued in-kind (Note 3 ) — —
Redeemed (31,589) —
Total Eagle Class Shares 215,386 10
Institutional Service Class Shares
Issued 2,469 1,349,635
Reinvested 1,002 13,001
Redeemed (26,994) (1,268,131)
Total Institutional Service Class Shares (23,523) 94,505
Total change in shares 3,580,068 (1,088,505)

Equity Funds - April 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 77
Nationwide Loomis All Cap Growth Fund Nationwide Small Company Growth Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
21,362 138,316 4,918 14,603
— — — —
34,742 36,891 19,235 32,719
(77,745) (116,023) (35,101) (102,890)
(21,641) 59,184 (10,948) (55,568)
482,654 3,249,977 — —
— — — —
664,717 911,186 — —
(1,356,385) (5,016,858) — —
(209,014) (855,695) — —
576,677 3,766,369 — —
— — — —
1,055,063 1,050,034 — —
(9,416,413) — — —
(2,344,867) (2,471,421) — —
(10,129,540) 2,344,982 — —
27,485 22,372 1,112,155 1,323,926
17,630 26,548 964,905 1,337,904
(46,445) (75,681) (1,357,677) (2,689,168)
(1,330) (26,761) 719,383 (27,338)
(10,361,525) 1,521,710 708,435 (82,906)

The accompanying notes are an integral part of these financial statements.
78 - Statements of Changes in Net Assets - April 30, 2023 (Unaudited) - Equity Funds
Nationwide WCM Focused Small Cap Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
OPERATIONS:
Net investment loss $ (151,850) $ (596,789)
Net realized gains 6,901,930 3,965,921
Net change in unrealized appreciation/depreciation 5,913,263 (26,434,940)
Change in net assets resulting from operations 12,663,343 (23,065,808)
Distributions to Shareholders From:
Distributable earnings:
Class A (256,318) (347,319)
Class C (62,834) (101,929)
Class R6 (2,218,501) (2,725,753)
Institutional Service Class (1,161,480) (1,450,594)
Change in net assets from shareholder distributions (3,699,133) (4,625,595)
Change in net assets from capital transactions (5,204,976) 5,038,398
Change in net assets 3,759,234 (22,653,005)
Net Assets:
Beginning of period 182,098,454 204,751,459
End of period $ 185,857,688 $ 182,098,454
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 428,475 $ 340,709
Proceeds from shares issued from class conversion (Note 1) 1,973 1,439
Dividends reinvested 242,060 330,421
Cost of shares redeemed (843,351) (2,053,595)
Total Class A Shares (170,843) (1,381,026)
Class C Shares
Proceeds from shares issued 284,226 209,783
Dividends reinvested 61,417 99,750
Cost of shares redeemed in class conversion (Note 1) (1,973) (1,439)
Cost of shares redeemed (501,938) (874,246)
Total Class C Shares (158,268) (566,152)
Class R6 Shares
Proceeds from shares issued 10,663,351 24,221,436
Dividends reinvested 819,463 1,021,639
Cost of shares redeemed (16,111,284) (20,447,929)
Total Class R6 Shares (4,628,470) 4,795,146
Institutional Service Class Shares
Proceeds from shares issued 3,301,467 24,103,592
Dividends reinvested 1,126,788 1,402,202
Cost of shares redeemed (4,675,650) (23,315,364)
Total Institutional Service Class Shares (247,395) 2,190,430
Change in net assets from capital transactions $ (5,204,976) $ 5,038,398

Equity Funds - April 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 79
Nationwide WCM Focused Small Cap Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
SHARE TRANSACTIONS:
Class A Shares
Issued 16,528 13,111
Issued in class conversion (Note 1) 72 55
Reinvested 9,965 11,830
Redeemed (32,398) (77,490)
Total Class A Shares (5,833) (52,494)
Class C Shares
Issued 13,072 9,513
Reinvested 3,039 4,243
Redeemed in class conversion (Note 1) (87) (66)
Redeemed (23,539) (39,910)
Total Class C Shares (7,515) (26,220)
Class R6 Shares
Issued 388,110 853,979
Reinvested 31,494 34,329
Redeemed (575,150) (718,818)
Total Class R6 Shares (155,546) 169,490
Institutional Service Class Shares
Issued 120,300 854,132
Reinvested 43,725 47,516
Redeemed (173,218) (856,550)
Total Institutional Service Class Shares (9,193) 45,098
Total change in shares (178,087) 135,874

80 - Financial Highlights - April 30, 2023 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard Cognitive Value Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(c)(g)
Class A Shares
4/30/2023 (Unaudited) $ 14.59 $ 0.08 $ (1.17) $ (1.09) $ (0.09) $ (0.30) $ (0.39) $ 13.11 (7.58)% $ 719 1.30% 1.14% 1.30% 125.20%
10/31/2022 16.82 0.09 (1.52) (1.43) (0.08) (0.72) (0.80) 14.59 (8.82)% 816 1.29% 0.63% 1.29% 283.03%
10/31/2021 9.97 0.06 6.88 6.94 (0.09) — (0.09) 16.82 69.92% 503 1.30% 0.38% 1.30% 199.77%
10/31/2020 11.20 0.09 (1.26) (1.17) (0.06) — (0.06) 9.97 (10.52)% 225 1.44% 0.89% 1.51% 412.91%
10/31/2019 12.53 0.05 0.02 0.07 (0.07) (1.33) (1.40) 11.20 1.92% 458 1.44% 0.42% 1.49% 255.32%
10/31/2018 15.21 0.08 (1.22) (1.14) (0.06) (1.48) (1.54) 12.53 (8.35)% 445 1.35% 0.57% 1.35% 138.27%
Class C Shares
4/30/2023 (Unaudited) 12.99 0.03 (1.04) (1.01) (0.07) (0.30) (0.37) 11.61 (7.90)%(h) 141 1.97% 0.47% 1.97% 125.20%
10/31/2022 15.11 (0.02) (1.35) (1.37) (0.03) (0.72) (0.75) 12.99 (9.44)% 169 2.02% (0.13)% 2.02% 283.03%
10/31/2021 9.00 (0.04) 6.21 6.17 (0.06) — (0.06) 15.11 68.77% 186 2.05% (0.33)% 2.05% 199.77%
10/31/2020 10.17 0.02 (1.15) (1.13) (0.04) — (0.04) 9.00 (11.14)% 128 2.12% 0.26% 2.20% 412.91%
10/31/2019 11.57 (0.03) 0.01 (0.02) (0.05) (1.33) (1.38) 10.17 1.18%(h) 143 2.14% (0.27)% 2.19% 255.32%
10/31/2018 14.24 (0.03) (1.13) (1.16) (0.03) (1.48) (1.51) 11.57 (9.06)%(h) 191 2.12% (0.23)% 2.12% 138.27%
Class M Shares
4/30/2023 (Unaudited) 14.69 0.10 (1.17) (1.07) (0.11) (0.30) (0.41) 13.21 (7.44)% 84,536 0.95% 1.49% 0.95% 125.20%
10/31/2022 16.91 0.14 (1.52) (1.38) (0.12) (0.72) (0.84) 14.69 (8.51)% 94,334 0.98% 0.92% 0.98% 283.03%
10/31/2021 10.00 0.11 6.92 7.03 (0.12) — (0.12) 16.91 70.60% 107,949 1.00% 0.70% 1.00% 199.77%
10/31/2020 11.23 0.13 (1.27) (1.14) (0.09) — (0.09) 10.00 (10.23)% 63,365 1.07% 1.32% 1.15% 412.91%
10/31/2019 12.54 0.09 0.01 0.10 (0.08) (1.33) (1.41) 11.23 2.25% 61,225 1.07% 0.79% 1.12% 255.32%
10/31/2018 15.21 0.12 (1.21) (1.09) (0.10) (1.48) (1.58) 12.54 (8.02)% 84,943 1.01% 0.88% 1.01% 138.27%
Class R6 Shares
4/30/2023 (Unaudited) 14.70 0.10 (1.17) (1.07) (0.11) (0.30) (0.41) 13.22 (7.57)%(h) 11 0.95% 1.50% 0.95% 125.20%
10/31/2022 16.92 0.14 (1.52) (1.38) (0.12) (0.72) (0.84) 14.70 (8.50)%(h) 10 0.97% 0.92% 0.97% 283.03%
10/31/2021 9.99 0.11 6.94 7.05 (0.12) — (0.12) 16.92 70.87%(h) 11 1.00% 0.73% 1.00% 199.77%
10/31/2020 11.23 0.13 (1.28) (1.15) (0.09) — (0.09) 9.99 (10.30)%(h) 10 1.07% 1.29% 1.15% 412.91%
10/31/2019 12.54 0.09 0.01 0.10 (0.08) (1.33) (1.41) 11.23 2.26% 11 1.07% 0.78% 1.12% 255.32%
10/31/2018 15.20 0.12 (1.20) (1.08) (0.10) (1.48) (1.58) 12.54 (7.95)% 11 1.01% 0.89% 1.01% 138.27%
Institutional Service Class Shares
4/30/2023 (Unaudited) 14.72 0.10 (1.19) (1.09) (0.10) (0.30) (0.40) 13.23 (7.50)%(h) 117 1.00% 1.44% 1.00% 125.20%
10/31/2022 16.94 0.13 (1.52) (1.39) (0.11) (0.72) (0.83) 14.72 (8.54)% 149 1.03% 0.87% 1.03% 283.03%
10/31/2021 10.02 0.10 6.93 7.03 (0.11) — (0.11) 16.94 70.46% 175 1.05% 0.64% 1.05% 199.77%
10/31/2020 11.25 0.11 (1.27) (1.16) (0.07) — (0.07) 10.02 (10.38)% 94 1.24% 1.07% 1.31% 412.91%
10/31/2019 12.57 0.07 0.01 0.08 (0.07) (1.33) (1.40) 11.25 2.07% 220 1.24% 0.62% 1.29% 255.32%
10/31/2018 15.22 0.11 (1.21) (1.10) (0.07) (1.48) (1.55) 12.57 (8.08)% 173 1.16% 0.79% 1.16% 138.27%

Equity Funds - April 30, 2023 (Unaudited) - Financial Highlights - 81
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

82 - Financial Highlights - April 30, 2023 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard Technology & Science Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
4/30/2023 (Unaudited) $ 17.98 $ (0.05) $ 2.96 $ 2.91 $ — $ (1.98) $ (1.98) $ 18.91 18.10% $ 4,486 1.25% (0.60)% 1.25% 10.21%
10/31/2022 33.86 (0.15) (10.30) (10.45) — (5.43) (5.43) 17.98 (36.57)% 3,674 1.22% (0.66)% 1.22% 20.23%
10/31/2021 26.91 (0.21) 10.71 10.50 — (3.55) (3.55) 33.86 41.54% 6,948 1.19% (0.68)% 1.19% 20.98%
10/31/2020 20.98 (0.10) 7.69 7.59 — (1.66) (1.66) 26.91 38.34% 4,894 1.23% (0.43)% 1.23% 25.47%
10/31/2019 21.57 (0.04) 2.51 2.47 — (3.06) (3.06) 20.98 14.78% 4,835 1.27% (0.20)% 1.27% 23.24%
10/31/2018 22.22 (0.09) 1.61 1.52 — (2.17) (2.17) 21.57 7.25% 3,857 1.26% (0.41)% 1.26% 22.56%
Class C Shares
4/30/2023 (Unaudited) 14.36 (0.09) 2.29 2.20 — (1.98) (1.98) 14.58 17.68% 1,045 1.95% (1.27)% 1.95% 10.21%
10/31/2022 28.32 (0.25) (8.28) (8.53) — (5.43) (5.43) 14.36 (37.02)% 1,115 1.93% (1.37)% 1.93% 20.23%
10/31/2021 23.15 (0.37) 9.09 8.72 — (3.55) (3.55) 28.32 40.49% 1,900 1.93% (1.42)% 1.93% 20.98%
10/31/2020 18.39 (0.24) 6.66 6.42 — (1.66) (1.66) 23.15 37.31% 1,353 1.98% (1.20)% 1.98% 25.47%
10/31/2019 19.44 (0.17) 2.18 2.01 — (3.06) (3.06) 18.39 13.91% 1,074 2.03% (0.96)% 2.03% 23.24%
10/31/2018 20.37 (0.24) 1.48 1.24 — (2.17) (2.17) 19.44 6.46% 1,242 2.03% (1.19)% 2.03% 22.56%
Class M Shares
4/30/2023 (Unaudited) 19.73 (0.03) 3.30 3.27 — (1.98) (1.98) 21.02 18.33% 112,761 0.94% (0.28)% 0.94% 10.21%
10/31/2022 36.53 (0.09) (11.28) (11.37) — (5.43) (5.43) 19.73 (36.39)% 103,520 0.92% (0.35)% 0.92% 20.23%
10/31/2021 28.73 (0.13) 11.48 11.35 — (3.55) (3.55) 36.53 41.90% 183,006 0.90% (0.39)% 0.90% 20.98%
10/31/2020 22.25 (0.04) 8.20 8.16 (0.02) (1.66) (1.68) 28.73 38.77% 147,656 0.93% (0.15)% 0.93% 25.47%
10/31/2019 22.63 0.02 2.67 2.69 (0.01) (3.06) (3.07) 22.25 15.12% 121,508 0.96% 0.11% 0.96% 23.24%
10/31/2018 23.15 (0.02) 1.69 1.67 (0.02) (2.17) (2.19) 22.63 7.66% 123,214 0.93% (0.08)% 0.93% 22.56%
Class R6 Shares
4/30/2023 (Unaudited) 19.66 (0.03) 3.28 3.25 — (1.98) (1.98) 20.93 18.30% 2,421 0.94% (0.29)% 0.94% 10.21%
10/31/2022 36.41 (0.10) (11.22) (11.32) — (5.43) (5.43) 19.66 (36.37)% 2,064 0.92% (0.37)% 0.92% 20.23%
10/31/2021 28.64 (0.13) 11.45 11.32 — (3.55) (3.55) 36.41 41.93% 4,660 0.90% (0.39)% 0.90% 20.98%
10/31/2020 22.19 (0.04) 8.17 8.13 (0.02) (1.66) (1.68) 28.64 38.74% 3,742 0.93% (0.14)% 0.93% 25.47%
10/31/2019 22.57 0.02 2.67 2.69 (0.01) (3.06) (3.07) 22.19 15.16%(f) 2,919 0.96% 0.10% 0.96% 23.24%
10/31/2018 23.10 (0.02) 1.68 1.66 (0.02) (2.17) (2.19) 22.57 7.63%(f) 4,292 0.93% (0.08)% 0.93% 22.56%
Institutional Service Class Shares
4/30/2023 (Unaudited) 19.60 (0.03) 3.26 3.23 — (1.98) (1.98) 20.85 18.24% 2,119 1.02% (0.36)% 1.02% 10.21%
10/31/2022 36.35 (0.11) (11.21) (11.32) — (5.43) (5.43) 19.60 (36.44)% 2,049 1.00% (0.43)% 1.00% 20.23%
10/31/2021 28.62 (0.16) 11.44 11.28 — (3.55) (3.55) 36.35 41.81% 3,865 0.99% (0.48)% 0.99% 20.98%
10/31/2020 22.18 (0.07) 8.17 8.10 — (1.66) (1.66) 28.62 38.60% 2,823 1.05% (0.28)% 1.05% 25.47%
10/31/2019 22.58 — 2.66 2.66 — (3.06) (3.06) 22.18 14.99% 2,077 1.08% (0.01)% 1.08% 23.24%
10/31/2018 23.11 (0.04) 1.69 1.65 (0.01) (2.17) (2.18) 22.58 7.58% 1,854 1.01% (0.16)% 1.01% 22.56%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

84 - Financial Highlights - April 30, 2023 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide BNY Mellon Dynamic U.S. Core Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2023 (Unaudited) $ 10.36 $ 0.07 $ 0.72 $ 0.79 $ (0.07) $ — $ (0.07) $ 11.08 7.72% $ 51,675 0.83% 1.25% 0.86% 0.65%
10/31/2022 13.81 0.07 (2.42) (2.35) (0.08) (1.02) (1.10) 10.36 (18.56)% 49,676 0.81% 0.61% 0.84% 2.29%
10/31/2021 9.86 0.06 4.16 4.22 (0.06) (0.21) (0.27) 13.81 43.52%(g) 65,274 0.81% 0.48% 0.85% 3.66%
10/31/2020 9.71 0.09 0.86 0.95 (0.12) (0.68) (0.80) 9.86 10.28%(g) 51,190 0.81% 0.90% 0.87% 4.39%
10/31/2019 12.36 0.13 1.17 1.30 (0.12) (3.83) (3.95) 9.71 18.99% 43,377 0.90% 1.43% 1.10% 4.49%
10/31/2018 12.46 0.04 1.11 1.15 (0.03) (1.22) (1.25) 12.36 9.68% 29,136 0.94% 0.34% 1.15% 153.29%
Class C Shares
4/30/2023 (Unaudited) 5.87 0.02 0.41 0.43 (0.06) — (0.06) 6.24 7.38% 8,411 1.56% 0.52% 1.59% 0.65%
10/31/2022 8.32 (0.01) (1.37) (1.38) (0.05) (1.02) (1.07) 5.87 (19.16)% 8,290 1.56% (0.14)% 1.59% 2.29%
10/31/2021 6.05 (0.02) 2.53 2.51 (0.03) (0.21) (0.24) 8.32 42.54% 10,987 1.56% (0.28)% 1.60% 3.66%
10/31/2020 6.27 0.01 0.54 0.55 (0.09) (0.68) (0.77) 6.05 9.35% 7,096 1.56% 0.13% 1.63% 4.39%
10/31/2019 9.46 0.04 0.67 0.71 (0.07) (3.83) (3.90) 6.27 18.12% 5,277 1.69% 0.65% 1.89% 4.49%
10/31/2018 9.86 (0.05) 0.87 0.82 — (1.22) (1.22) 9.46 8.84% 4,315 1.76% (0.50)% 1.96% 153.29%
Class R Shares
4/30/2023 (Unaudited) 9.84 0.04 0.69 0.73 (0.05) — (0.05) 10.52 7.47% 936 1.25% 0.85% 1.28% 0.65%
10/31/2022 13.18 0.02 (2.30) (2.28) (0.04) (1.02) (1.06) 9.84 (18.87)% 1,118 1.24% 0.17% 1.28% 2.29%
10/31/2021 9.43 0.01 3.99 4.00 (0.04) (0.21) (0.25) 13.18 43.07% 1,431 1.19% 0.06% 1.23% 3.66%
10/31/2020 9.34 0.03 0.85 0.88 (0.11) (0.68) (0.79) 9.43 9.82% 639 1.13% 0.35% 1.21% 4.39%
10/31/2019 12.04 0.09 1.12 1.21 (0.08) (3.83) (3.91) 9.34 18.58% 86 1.30% 1.04% 1.50% 4.49%
10/31/2018 12.20 (0.01) 1.08 1.07 (0.01) (1.22) (1.23) 12.04 9.20% 70 1.35% (0.07)% 1.55% 153.29%
Class R6 Shares
4/30/2023 (Unaudited) 11.39 0.09 0.80 0.89 (0.09) — (0.09) 12.19 7.89% 200,861 0.50% 1.58% 0.53% 0.65%
10/31/2022 15.07 0.12 (2.67) (2.55) (0.11) (1.02) (1.13) 11.39 (18.30)% 193,609 0.50% 0.92% 0.53% 2.29%
10/31/2021 10.73 0.10 4.55 4.65 (0.10) (0.21) (0.31) 15.07 44.03% 259,381 0.50% 0.78% 0.54% 3.66%
10/31/2020 10.50 0.13 0.94 1.07 (0.16) (0.68) (0.84) 10.73 10.60% 191,989 0.50% 1.22% 0.56% 4.39%
10/31/2019 13.02 0.17 1.29 1.46 (0.15) (3.83) (3.98) 10.50 19.38% 185,333 0.61% 1.70% 0.82% 4.49%
10/31/2018 13.06 0.08 1.16 1.24 (0.06) (1.22) (1.28) 13.02 10.00% 172,430 0.65% 0.63% 0.85% 153.29%
Eagle Class Shares
4/30/2023 (Unaudited) 11.50 0.09 0.81 0.90 (0.09) — (0.09) 12.31 7.89% 797,855 0.51% 1.57% 0.54% 0.65%
10/31/2022 15.21 0.12 (2.70) (2.58) (0.11) (1.02) (1.13) 11.50 (18.34)% 765,792 0.51% 0.91% 0.54% 2.29%
10/31/2021 10.83 0.10 4.58 4.68 (0.09) (0.21) (0.30) 15.21 43.91%(g) 1,011,536 0.55% 0.74% 0.59% 3.66%
10/31/2020 10.60 0.11 0.95 1.06 (0.15) (0.68) (0.83) 10.83 10.40% 753,099 0.59% 1.04% 0.64% 4.39%
10/31/2019 13.09 0.16 1.32 1.48 (0.14) (3.83) (3.97) 10.60 19.43%(g) 5 0.76% 1.56% 0.96% 4.49%
10/31/2018(h) 14.39 0.01 (1.31) (1.30) — — — 13.09 (9.03)% 5 0.73% 0.72% 0.94% 153.29%
Institutional Service Class Shares
4/30/2023 (Unaudited) 11.49 0.08 0.81 0.89 (0.08) — (0.08) 12.30 7.82% 79,096 0.65% 1.44% 0.69% 0.65%
10/31/2022 15.19 0.10 (2.68) (2.58) (0.10) (1.02) (1.12) 11.49 (18.40)% 94,714 0.63% 0.78% 0.66% 2.29%
10/31/2021 10.82 0.09 4.58 4.67 (0.09) (0.21) (0.30) 15.19 43.78%(g) 133,429 0.62% 0.67% 0.66% 3.66%
10/31/2020 10.58 0.11 0.95 1.06 (0.14) (0.68) (0.82) 10.82 10.50%(g) 105,917 0.61% 1.01% 0.68% 4.39%
10/31/2019 13.09 0.19 1.27 1.46 (0.14) (3.83) (3.97) 10.58 19.19% 33,549 0.72% 1.84% 0.91% 4.49%
10/31/2018 13.12 0.06 1.17 1.23 (0.04) (1.22) (1.26) 13.09 9.88% 5,738 0.80% 0.49% 1.01% 153.29%

Equity Funds - April 30, 2023 (Unaudited) - Financial Highlights - 85
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from October 1, 2018 (commencement of operations) through October 31, 2018. Total return is calculated based on inception date of October 1, 2018 through October 31, 2018.

86 - Financial Highlights - April 30, 2023 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide BNY Mellon Dynamic U.S. Equity Income
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2023 (Unaudited) $ 34.49 $ 0.25 $ 0.96 $ 1.21 $ (0.26) $ (2.98) $ (3.24) $ 32.46 3.63% $ 1,488 0.94% 1.55% 0.98% 37.69%
10/31/2022 42.45 0.41 (0.51) (0.10) (0.40) (7.46) (7.86) 34.49 (0.33)%(g) 943 0.92% 1.18% 0.98% 77.47%
10/31/2021 28.54 0.33 15.16 15.49 (0.35) (1.23) (1.58) 42.45 55.90%(g) 195 0.95% 0.85% 1.01% 76.03%
10/31/2020(h) 33.48 0.33 (5.02) (4.69) (0.25) — (0.25) 28.54 (13.88)% 18 1.15% 1.36% 1.23% 76.80%(i)
Class K Shares(j)
4/30/2023 (Unaudited) 34.51 0.29 0.94 1.23 (0.30) (2.98) (3.28) 32.46 3.69% 564,519 0.76% 1.78% 0.80% 37.69%
10/31/2022 42.46 0.48 (0.51) (0.03) (0.46) (7.46) (7.92) 34.51 (0.16)% 569,225 0.76% 1.35% 0.81% 77.47%
10/31/2021 28.55 0.44 15.13 15.57 (0.43) (1.23) (1.66) 42.46 56.22% 633,803 0.76% 1.16% 0.83% 76.03%
10/31/2020 34.72 0.52 (3.32) (2.80) (0.59) (2.78) (3.37) 28.55 (9.08)% 439,137 0.80% 1.77% 0.86% 76.80%(i)
10/31/2019 37.42 0.42 2.83 3.25 (0.40) (5.55) (5.95) 34.72 11.01% 578,893 1.00% 1.26% 1.01% 52.79%
10/31/2018 38.29 0.36 2.65 3.01 (0.32) (3.56) (3.88) 37.42 8.34% 593,773 1.00% 0.95% 1.01% 72.06%
Class R6 Shares
4/30/2023 (Unaudited) 34.49 0.27 0.98 1.25 (0.32) (2.98) (3.30) 32.44 3.76%(g) 2,106 0.66% 1.71% 0.70% 37.69%
10/31/2022 42.47 0.50 (0.53) (0.03) (0.49) (7.46) (7.95) 34.49 (0.14)%(g) 37 0.66% 1.44% 0.71% 77.47%
10/31/2021 28.55 0.45 15.17 15.62 (0.47) (1.23) (1.70) 42.47 56.43%(g) 20 0.66% 1.17% 0.73% 76.03%
10/31/2020(h) 33.48 0.45 (5.02) (4.57) (0.36) — (0.36) 28.55 (13.51)% 4 0.66% 1.80% 0.74% 76.80%(i)
Eagle Class Shares
4/30/2023 (Unaudited) 34.50 0.31 0.94 1.25 (0.33) (2.98) (3.31) 32.44 3.74% 117 0.66% 1.87% 0.70% 37.69%
10/31/2022 42.45 0.51 (0.50) 0.01 (0.50) (7.46) (7.96) 34.50 (0.05)% 113 0.66% 1.43% 0.72% 77.47%
10/31/2021 28.55 0.47 15.12 15.59 (0.46) (1.23) (1.69) 42.45 56.29% 197 0.68% 1.24% 0.75% 76.03%
10/31/2020(h) 33.48 0.43 (5.02) (4.59) (0.34) — (0.34) 28.55 (13.59)% 128 0.76% 1.75% 0.85% 76.80%(i)
Institutional Service Class Shares
4/30/2023 (Unaudited) 34.49 0.30 0.95 1.25 (0.32) (2.98) (3.30) 32.44 3.75%(g) 1,005 0.69% 1.81% 0.74% 37.69%
10/31/2022 42.46 0.50 (0.52) (0.02) (0.49) (7.46) (7.95) 34.49 (0.11)%(g) 539 0.66% 1.46% 0.72% 77.47%
10/31/2021 28.54 0.46 15.14 15.60 (0.45) (1.23) (1.68) 42.46 56.33%(g) 52 0.71% 1.23% 0.77% 76.03%
10/31/2020(h) 33.48 0.45 (5.08) (4.63) (0.31) — (0.31) 28.54 (13.69)% 54 0.91% 1.87% 0.99% 76.80%(i)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from December 17, 2019 (commencement of operations) through October 31, 2020. Total return is calculated based on inception date of December 16,
2019 through October 31, 2020.
(i) Portfolio turnover excludes securities purchased or sold to rebalance the portfolio after the Fund's reorganization. Had these trades not been excluded, portfolio turnover would have been 90.20%.
(j) Effective December 14, 2019, Shares were renamed Class K Shares.

88 - Financial Highlights - April 30, 2023 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2023 (Unaudited) $ 24.60 $ 0.10 $ 2.16 $ 2.26 $ (0.07) $ (0.78) $ (0.85) $ 26.01 9.48% $ 167,883 0.88% 0.80% 0.92% 42.64%
10/31/2022 33.92 0.12 (5.18) (5.06) (0.08) (4.18) (4.26) 24.60 (17.11)% 159,555 0.89% 0.43% 0.93% 53.21%
10/31/2021 25.02 0.10 9.58 9.68 (0.11) (0.67) (0.78) 33.92 39.33% 210,658 0.86% 0.33% 0.91% 60.51%
10/31/2020 22.73 0.15 2.77 2.92 (0.15) (0.48) (0.63) 25.02 13.03% 165,332 0.88% 0.66% 0.92% 68.55%
10/31/2019 25.12 0.17 2.31 2.48 (0.16) (4.71) (4.87) 22.73 13.91% 153,344 0.90% 0.78% 0.95% 53.33%
10/31/2018 26.48 0.18 0.85 1.03 (0.21) (2.18) (2.39) 25.12 3.87% 148,187 0.95% 0.69% 1.00% 140.41%
Class C Shares
4/30/2023 (Unaudited) 21.50 0.01 1.89 1.90 (0.03) (0.78) (0.81) 22.59 9.12% 408 1.58% 0.10% 1.62% 42.64%
10/31/2022 30.28 (0.07) (4.53) (4.60) — (4.18) (4.18) 21.50 (17.70)% 386 1.59% (0.28)% 1.64% 53.21%
10/31/2021 22.48 (0.11) 8.58 8.47 — (0.67) (0.67) 30.28 38.32% 601 1.62% (0.40)% 1.66% 60.51%
10/31/2020 20.54 (0.03) 2.49 2.46 (0.04) (0.48) (0.52) 22.48 12.15% 892 1.68% (0.12)% 1.72% 68.55%
10/31/2019 23.24 0.01 2.04 2.05 (0.04) (4.71) (4.75) 20.54 12.99% 1,475 1.65% 0.07% 1.70% 53.33%
10/31/2018 24.69 (0.01) 0.81 0.80 (0.07) (2.18) (2.25) 23.24 3.15% 3,042 1.66% (0.02)% 1.71% 140.41%
Class R Shares
4/30/2023 (Unaudited) 23.62 0.06 2.10 2.16 (0.05) (0.78) (0.83) 24.95 9.42%(g) 32 1.15% 0.52% 1.19% 42.64%
10/31/2022 32.76 0.04 (4.96) (4.92) (0.04) (4.18) (4.22) 23.62 (17.31)%(g) 25 1.17% 0.15% 1.22% 53.21%
10/31/2021 24.22 0.01 9.24 9.25 (0.04) (0.67) (0.71) 32.76 38.84%(g) 21 1.13% 0.05% 1.17% 60.51%
10/31/2020 22.05 0.04 2.68 2.72 (0.07) (0.48) (0.55) 24.22 12.50% 13 1.33% 0.16% 1.38% 68.55%
10/31/2019 24.55 0.09 2.19 2.28 (0.07) (4.71) (4.78) 22.05 13.30% 7 1.35% 0.45% 1.39% 53.33%
10/31/2018 25.92 0.09 0.85 0.94 (0.13) (2.18) (2.31) 24.55 3.60%(g) 59 1.28% 0.35% 1.33% 140.41%
Class R6 Shares
4/30/2023 (Unaudited) 23.93 0.13 2.11 2.24 (0.14) (0.78) (0.92) 25.25 9.66% 46,490 0.55% 1.11% 0.59% 42.64%
10/31/2022 33.11 0.20 (5.04) (4.84) (0.16) (4.18) (4.34) 23.93 (16.85)% 36,417 0.56% 0.76% 0.60% 53.21%
10/31/2021 24.43 0.18 9.36 9.54 (0.19) (0.67) (0.86) 33.11 39.80% 37,187 0.57% 0.61% 0.62% 60.51%
10/31/2020 22.21 0.21 2.71 2.92 (0.22) (0.48) (0.70) 24.43 13.36% 23,675 0.59% 0.89% 0.63% 68.55%
10/31/2019 24.67 0.23 2.25 2.48 (0.23) (4.71) (4.94) 22.21 14.27% 6 0.58% 1.08% 0.65% 53.33%
10/31/2018(h) 24.56 0.13 0.12 0.25 (0.14) — (0.14) 24.67 1.00% 5 0.58% 0.91% 0.65% 140.41%
Institutional Service Class Shares
4/30/2023 (Unaudited) 23.92 0.12 2.11 2.23 (0.12) (0.78) (0.90) 25.25 9.64% 961,119 0.64% 1.03% 0.68% 42.64%
10/31/2022 33.10 0.19 (5.04) (4.85) (0.15) (4.18) (4.33) 23.92 (16.90)% 842,936 0.61% 0.70% 0.66% 53.21%
10/31/2021 24.43 0.17 9.34 9.51 (0.17) (0.67) (0.84) 33.10 39.66% 1,086,864 0.64% 0.55% 0.69% 60.51%
10/31/2020 22.21 0.20 2.70 2.90 (0.20) (0.48) (0.68) 24.43 13.27% 895,601 0.66% 0.87% 0.71% 68.55%
10/31/2019 24.68 0.22 2.24 2.46 (0.22) (4.71) (4.93) 22.21 14.13% 865,639 0.67% 1.02% 0.71% 53.33%
10/31/2018 26.07 0.25 0.85 1.10 (0.31) (2.18) (2.49) 24.68 4.22% 855,032 0.67% 0.97% 0.71% 140.41%

Equity Funds - April 30, 2023 (Unaudited) - Financial Highlights - 89
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from April 11, 2018 (commencement of operations) through October 31, 2018. Total return is calculated based on inception date of April 10, 2018 through
October 31, 2018.

90 - Financial Highlights - April 30, 2023 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva Mid Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
4/30/2023 (Unaudited) $ 15.41 $ (0.03) $ 0.88 $ 0.85 $ — $ (4.13) $ (4.13) $ 12.13 7.18% $ 78,288 1.11% (0.52)% 1.11% 10.48%
10/31/2022 29.33 (0.12) (6.30) (6.42) — (7.50) (7.50) 15.41 (28.71)% 83,517 1.10% (0.69)% 1.10% 10.71%
10/31/2021 20.92 (0.19) 10.06 9.87 — (1.46) (1.46) 29.33 48.96% 137,188 1.11% (0.74)% 1.11% 10.64%
10/31/2020 21.64 (0.12) 3.02 2.90 — (3.62) (3.62) 20.92 15.03% 96,665 1.19% (0.60)% 1.19% 19.10%
10/31/2019 26.00 (0.09) 2.50 2.41 — (6.77) (6.77) 21.64 15.19% 104,023 1.18% (0.42)% 1.18% 14.70%
10/31/2018 26.98 (0.12) 1.99 1.87 — (2.85) (2.85) 26.00 7.24% 112,506 1.14% (0.45)% 1.14% 14.29%
Class C Shares
4/30/2023 (Unaudited) 7.85 (0.03) 0.32 0.29 — (4.13) (4.13) 4.01 6.84% 4,316 1.86% (1.27)% 1.86% 10.48%
10/31/2022 18.82 (0.14) (3.33) (3.47) — (7.50) (7.50) 7.85 (29.26)% 5,726 1.86% (1.45)% 1.86% 10.71%
10/31/2021 13.96 (0.25) 6.57 6.32 — (1.46) (1.46) 18.82 47.86% 13,079 1.86% (1.49)% 1.86% 10.64%
10/31/2020 15.68 (0.18) 2.08 1.90 — (3.62) (3.62) 13.96 14.20% 17,731 1.93% (1.33)% 1.93% 19.10%
10/31/2019 20.93 (0.18) 1.70 1.52 — (6.77) (6.77) 15.68 14.34% 24,792 1.92% (1.16)% 1.92% 14.70%
10/31/2018 22.41 (0.26) 1.63 1.37 — (2.85) (2.85) 20.93 6.40% 43,369 1.88% (1.19)% 1.88% 14.29%
Class R6 Shares
4/30/2023 (Unaudited) 17.44 (0.01) 1.03 1.02 — (4.13) (4.13) 14.33 7.34% 23,823 0.77% (0.19)% 0.77% 10.48%
10/31/2022 32.09 (0.08) (7.07) (7.15) — (7.50) (7.50) 17.44 (28.46)%(f) 27,231 0.77% (0.38)% 0.77% 10.71%
10/31/2021 22.70 (0.11) 10.96 10.85 — (1.46) (1.46) 32.09 49.46%(f) 115,969 0.78% (0.41)% 0.78% 10.64%
10/31/2020 23.12 (0.05) 3.25 3.20 — (3.62) (3.62) 22.70 15.42% 93,819 0.84% (0.24)% 0.84% 19.10%
10/31/2019 27.21 (0.01) 2.69 2.68 — (6.77) (6.77) 23.12 15.60% 130,570 0.82% (0.05)% 0.82% 14.70%
10/31/2018 28.02 (0.03) 2.07 2.04 — (2.85) (2.85) 27.21 7.61% 112,698 0.78% (0.09)% 0.78% 14.29%
Institutional Service Class Shares
4/30/2023 (Unaudited) 16.97 (0.02) 0.99 0.97 — (4.13) (4.13) 13.81 7.25% 111,603 0.88% (0.29)% 0.88% 10.48%
10/31/2022 31.46 (0.09) (6.90) (6.99) — (7.50) (7.50) 16.97 (28.54)% 123,643 0.89% (0.47)% 0.89% 10.71%
10/31/2021 22.31 (0.15) 10.76 10.61 — (1.46) (1.46) 31.46 49.24% 217,941 0.92% (0.55)% 0.92% 10.64%
10/31/2020 22.80 (0.08) 3.21 3.13 — (3.62) (3.62) 22.31 15.31% 312,874 0.97% (0.38)% 0.97% 19.10%
10/31/2019 26.95 (0.03) 2.65 2.62 — (6.77) (6.77) 22.80 15.49% 316,344 0.89% (0.13)% 0.89% 14.70%
10/31/2018 27.82 (0.07) 2.05 1.98 — (2.85) (2.85) 26.95 7.44% 442,821 0.93% (0.24)% 0.93% 14.29%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds - April 30, 2023 (Unaudited) - Financial Highlights - 91
The accompanying notes are an integral part of these financial statements.
Nationwide GQG US Quality Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2023 (Unaudited) $ 11.58 $ 0.08 $ (0.08) $ — $ (0.12) $ — $ (0.12) $ 11.46 0.01% $ 20,344 0.81% 1.41% 0.95% 113.30%
10/31/2022 12.19 0.15 (0.56) (0.41) (0.18) (0.02) (0.20) 11.58 (3.45)%(g) 1,660 0.74% 1.30% 0.94% 221.61%
10/31/2021(h) 10.00 0.04 2.15 2.19 — — — 12.19 21.90%(g) 9 0.97% 0.46% 1.37% 97.43%
Class R6 Shares
4/30/2023 (Unaudited) 11.59 0.11 (0.09) 0.02 (0.14) — (0.14) 11.47 0.20% 76,728 0.49% 1.97% 0.62% 113.30%
10/31/2022 12.21 0.22 (0.60) (0.38) (0.22) (0.02) (0.24) 11.59 (3.22)% 57,191 0.49% 1.85% 0.77% 221.61%
10/31/2021(h) 10.00 0.07 2.17 2.24 (0.03) — (0.03) 12.21 22.39% 76,451 0.49% 0.79% 0.92% 97.43%
Eagle Class Shares
4/30/2023 (Unaudited) 11.58 0.08 (0.06) 0.02 (0.14) — (0.14) 11.46 0.17%(g) 2,474 0.58% 1.50% 0.69% 113.30%
10/31/2022 12.21 0.22 (0.61) (0.39) (0.22) (0.02) (0.24) 11.58 (3.30)%(g) 6 0.49% 1.87% 0.77% 221.61%
10/31/2021(h) 10.00 0.06 2.17 2.23 (0.02) — (0.02) 12.21 22.33% 6 0.56% 0.72% 1.32% 97.43%
Institutional Service Class Shares
4/30/2023 (Unaudited) 11.59 0.10 (0.10) — (0.12) — (0.12) 11.47 0.05% 820 0.74% 1.84% 0.87% 113.30%
10/31/2022 12.21 0.26 (0.65) (0.39) (0.21) (0.02) (0.23) 11.59 (3.32)% 1,101 0.58% 2.20% 0.77% 221.61%
10/31/2021(h) 10.00 0.06 2.17 2.23 (0.02) — (0.02) 12.21 22.31% 6 0.59% 0.69% 1.34% 97.43%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from January 26, 2021 (commencement of operations) through October 31, 2021. Total return is calculated based on inception date of January 25, 2021 through October 31, 2021.

92 - Financial Highlights - April 30, 2023 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Loomis All Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2023 (Unaudited) $ 12.24 $ (0.04) $ 2.31 $ 2.27 $ — $ (0.99) $ (0.99) $ 13.52 19.78% $ 5,455 1.26% (0.69)% 1.34% 4.39%(g)
10/31/2022 19.11 (0.11) (4.91) (5.02) — (1.85) (1.85) 12.24 (29.04)% 5,203 1.28% (0.77)% 1.33% 47.91%
10/31/2021 15.11 (0.13) 4.56 4.43 — (0.43) (0.43) 19.11 29.77% 6,988 1.33% (0.76)% 1.37% 13.72%
10/31/2020 12.13 (0.07) 3.21 3.14 — (0.16) (0.16) 15.11 26.11% 6,420 1.35% (0.54)% 1.38% 25.04%
10/31/2019 11.45 (0.03) 1.54 1.51 (0.01) (0.82) (0.83) 12.13 14.48% 5,162 1.28% (0.21)% 1.32% 13.51%
10/31/2018 10.97 (0.01) 0.54 0.53 — (0.05) (0.05) 11.45 4.81% 619 1.20% (0.10)% 1.41% 21.94%
Class R6 Shares
4/30/2023 (Unaudited) 12.51 (0.02) 2.37 2.35 — (0.99) (0.99) 13.87 20.01% 110,729 0.82% (0.26)% 0.90% 4.39%(g)
10/31/2022 19.40 (0.05) (4.99) (5.04) — (1.85) (1.85) 12.51 (28.68)% 102,457 0.84% (0.32)% 0.89% 47.91%
10/31/2021 15.26 (0.05) 4.62 4.57 — (0.43) (0.43) 19.40 30.41% 175,536 0.85% (0.26)% 0.89% 13.72%
10/31/2020 12.20 (0.01) 3.24 3.23 (0.01) (0.16) (0.17) 15.26 26.76% 188,632 0.85% (0.04)% 0.89% 25.04%
10/31/2019 11.50 0.03 1.53 1.56 (0.04) (0.82) (0.86) 12.20 14.93% 178,449 0.82% 0.27% 0.87% 13.51%
10/31/2018 11.00 0.03 0.54 0.57 (0.02) (0.05) (0.07) 11.50 5.15% 173,296 0.85% 0.28% 1.03% 21.94%
Eagle Class Shares
4/30/2023 (Unaudited) 12.47 (0.02) 2.36 2.34 — (0.99) (0.99) 13.82 19.99% 36,322 0.92% (0.34)% 0.99% 4.39%(g)
10/31/2022 19.37 (0.06) (4.99) (5.05) — (1.85) (1.85) 12.47 (28.79)% 159,115 0.94% (0.43)% 0.99% 47.91%
10/31/2021 15.26 (0.07) 4.61 4.54 — (0.43) (0.43) 19.37 30.21% 201,689 0.95% (0.38)% 0.99% 13.72%
10/31/2020 12.21 (0.02) 3.24 3.22 (0.01) (0.16) (0.17) 15.26 26.62% 182,862 0.95% (0.16)% 0.99% 25.04%
10/31/2019 11.48 0.01 1.56 1.57 (0.02) (0.82) (0.84) 12.21 15.00% 135,647 1.02% 0.07% 1.06% 13.51%
10/31/2018(h) 11.76 (0.01) (0.27) (0.28) — — — 11.48 (2.38)% 256 0.94% (0.37)% 1.36% 21.94%
Institutional Service Class Shares
4/30/2023 (Unaudited) 12.48 (0.02) 2.36 2.34 — (0.99) (0.99) 13.83 19.97% 3,039 0.83% (0.25)% 0.91% 4.39%(g)
10/31/2022 19.36 (0.05) (4.98) (5.03) — (1.85) (1.85) 12.48 (28.69)% 2,757 0.85% (0.33)% 0.90% 47.91%
10/31/2021 15.23 (0.05) 4.61 4.56 — (0.43) (0.43) 19.36 30.40% 4,796 0.86% (0.29)% 0.90% 13.72%
10/31/2020 12.19 — 3.21 3.21 (0.01) (0.16) (0.17) 15.23 26.59%(i) 3,952 0.91% —% 0.94% 25.04%
10/31/2019 11.48 0.02 1.54 1.56 (0.03) (0.82) (0.85) 12.19 15.00%(i) 14,441 0.89% 0.16% 0.93% 13.51%
10/31/2018 10.98 0.01 0.54 0.55 — (0.05) (0.05) 11.48 5.00% 7,779 0.97% 0.12% 1.18% 21.94%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) For the period from June 28, 2018 (commencement of operations) through October 31, 2018. Total return is calculated based on inception date of June 27, 2018 through
October 31, 2018.
(i) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds - April 30, 2023 (Unaudited) - Financial Highlights - 93
The accompanying notes are an integral part of these financial statements.
Nationwide Small Company Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2023 (Unaudited) $ 13.61 $ (0.07) $ 0.18 $ 0.11 $ — $ (1.17) $ (1.17) $ 12.55 1.31% $ 2,505 1.33% (1.06)% 1.35% 15.95%
10/31/2022 25.23 (0.21) (8.49) (8.70) — (2.92) (2.92) 13.61 (38.51)% 2,864 1.33% (1.24)% 1.35% 17.88%
10/31/2021 23.05 (0.29) 5.38 5.09 — (2.91) (2.91) 25.23 22.16% 6,711 1.35% (1.19)% 1.35% 9.86%
10/31/2020 20.02 (0.23) 5.21 4.98 — (1.95) (1.95) 23.05 26.87% 7,105 1.35% (1.15)% 1.36% 13.06%
10/31/2019 19.03 (0.22) 2.17 1.95 — (0.96) (0.96) 20.02 11.31% 35,574 1.32% (1.09)% 1.33% 17.37%
10/31/2018 17.52 (0.21) 2.28 2.07 — (0.56) (0.56) 19.03 12.16% 29,344 1.32% (1.07)% 1.32% 16.23%
Institutional Service Class Shares
4/30/2023 (Unaudited) 13.93 (0.06) 0.19 0.13 — (1.17) (1.17) 12.89 1.43% 138,275 1.17% (0.90)% 1.19% 15.95%
10/31/2022 25.72 (0.19) (8.68) (8.87) — (2.92) (2.92) 13.93 (38.43)% 139,422 1.18% (1.08)% 1.20% 17.88%
10/31/2021 23.41 (0.26) 5.48 5.22 — (2.91) (2.91) 25.72 22.39% 258,063 1.19% (1.03)% 1.19% 9.86%
10/31/2020 20.27 (0.22) 5.31 5.09 — (1.95) (1.95) 23.41 27.10% 272,095 1.19% (1.06)% 1.20% 13.06%
10/31/2019 19.24 (0.19) 2.18 1.99 — (0.96) (0.96) 20.27 11.40% 264,314 1.19% (0.95)% 1.19% 17.37%
10/31/2018 17.67 (0.18) 2.31 2.13 — (0.56) (0.56) 19.24 12.40% 266,605 1.19% (0.93)% 1.19% 16.23%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

94 - Financial Highlights - April 30, 2023 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide WCM Focused Small Cap Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2023 (Unaudited) $ 24.71 $ (0.06) $ 1.69 $ 1.63 $ — $ (0.53) $ (0.53) $ 25.81 6.75% $ 12,246 1.16% (0.46)% 1.23% 5.63%
10/31/2022 28.50 (0.16) (2.96) (3.12) — (0.67) (0.67) 24.71 (11.22)% 11,868 1.16% (0.59)% 1.24% 34.24%
10/31/2021 20.37 (0.18) 8.31 8.13 — — — 28.50 39.91% 15,181 1.16% (0.65)% 1.27% 33.26%
10/31/2020 24.52 (0.08) (2.94) (3.02) — (1.13) (1.13) 20.37 (13.12)% 11,958 1.16% (0.37)% 1.47% 32.23%
10/31/2019 35.90 (0.16) 2.34 2.18 — (13.56) (13.56) 24.52 14.39% 15,309 1.54% (0.66)% 1.60% 52.18%
10/31/2018 40.13 (0.23) (0.82) (1.05) (0.04) (3.14) (3.18) 35.90 (2.89)% 14,848 1.38% (0.60)% 1.40% 172.38%
Class C Shares
4/30/2023 (Unaudited) 20.67 (0.13) 1.41 1.28 — (0.53) (0.53) 21.42 6.37% 2,572 1.92% (1.22)% 1.99% 5.63%
10/31/2022 24.12 (0.30) (2.48) (2.78) — (0.67) (0.67) 20.67 (11.86)% 2,638 1.92% (1.35)% 2.00% 34.24%
10/31/2021 17.38 (0.32) 7.06 6.74 — — — 24.12 38.78% 3,711 1.92% (1.40)% 2.03% 33.26%
10/31/2020 21.23 (0.21) (2.51) (2.72) — (1.13) (1.13) 17.38 (13.77)% 3,463 1.93% (1.13)% 2.25% 32.23%
10/31/2019 33.18 (0.30) 1.91 1.61 — (13.56) (13.56) 21.23 13.54% 5,004 2.29% (1.41)% 2.35% 52.18%
10/31/2018 37.57 (0.48) (0.75) (1.23) (0.02) (3.14) (3.16) 33.18 (3.62)% 8,569 2.13% (1.37)% 2.16% 172.38%
Class R6 Shares
4/30/2023 (Unaudited) 26.42 (0.01) 1.81 1.80 — (0.53) (0.53) 27.69 6.96% 111,225 0.80% (0.10)% 0.87% 5.63%
10/31/2022 30.31 (0.07) (3.15) (3.22) — (0.67) (0.67) 26.42 (10.87)% 110,243 0.80% (0.23)% 0.88% 34.24%
10/31/2021 21.59 (0.09) 8.81 8.72 — — — 30.31 40.39% 121,350 0.80% (0.29)% 0.91% 33.26%
10/31/2020 25.84 (0.06) (3.06) (3.12) — (1.13) (1.13) 21.59 (12.83)% 50,134 0.80% (0.29)% 1.00% 32.23%
10/31/2019 36.97 (0.08) 2.51 2.43 — (13.56) (13.56) 25.84 14.78% 2,230 1.20% (0.30)% 1.25% 52.18%
10/31/2018 41.11 (0.07) (0.87) (0.94) (0.06) (3.14) (3.20) 36.97 (2.54)% 2,785 1.00% (0.18)% 1.02% 172.38%
Institutional Service Class Shares
4/30/2023 (Unaudited) 26.17 (0.02) 1.79 1.77 — (0.53) (0.53) 27.41 6.91% 59,814 0.88% (0.18)% 0.95% 5.63%
10/31/2022 30.06 (0.09) (3.13) (3.22) — (0.67) (0.67) 26.17 (10.97)% 57,350 0.88% (0.32)% 0.96% 34.24%
10/31/2021 21.43 (0.11) 8.74 8.63 — — — 30.06 40.27% 64,509 0.89% (0.38)% 1.00% 33.26%
10/31/2020 25.67 (0.03) (3.08) (3.11) — (1.13) (1.13) 21.43 (12.88)% 48,419 0.91% (0.13)% 1.21% 32.23%
10/31/2019 36.86 (0.11) 2.48 2.37 — (13.56) (13.56) 25.67 14.62% 45,063 1.31% (0.43)% 1.37% 52.18%
10/31/2018 41.03 (0.13) (0.84) (0.97) (0.06) (3.14) (3.20) 36.86 (2.63)% 44,422 1.11% (0.33)% 1.13% 172.38%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 95
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2023, the
Trust operates forty-seven (47) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the ten (10) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Bailard Cognitive Value Fund (“Cognitive Value”)
Nationwide Bailard Technology & Science Fund (“Technology & Science”)
Nationwide BNY Mellon Dynamic U.S. Core Fund (“U.S. Core”)
Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (formerly, Nationwide BNY Mellon Disciplined Value
Fund (“U.S. Equity Income”)
Nationwide Fund (“Nationwide Fund”)
Nationwide Geneva Mid Cap Growth Fund (“Mid Cap Growth”)
Nationwide GQG US Quality Equity Fund ("US Quality Equity")
Nationwide Loomis All Cap Growth Fund (“All Cap Growth”)
Nationwide Small Company Growth Fund (“Small Company Growth”)
Nationwide WCM Focused Small Cap Fund (“Focused Small Cap”)
The Funds, as applicable, currently offer Class A, Class C, Class K, Class M, Class R, Class R6, Eagle Class and Institutional
Service Class shares. Class C shares convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund, except US Quality Equity, is a diversified fund as defined in the 1940 Act. US Quality Equity is a non-diversified fund, as defined in the 1940 Act.
Effective March 16, 2023, the Nationwide BNY Mellon Disciplined Value Fund was renamed Nationwide BNY Mellon Dynamic U.S.
Equity Income Fund.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

96 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Equity Funds
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period

Equity Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 97
in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2023. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Cognitive Value
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 84,687,621 $ – $ – $ 84,687,621
Exchange Traded Fund 311,021 – – 311,021
Repurchase Agreement – 1,379,065 – 1,379,065
Rights – – – –
Total $ 84,998,642 $ 1,379,065 $ – $ 86,377,707
Technology & Science
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 122,216,906 $ – $ – $ 122,216,906
Total $ 122,216,906 $ – $ – $ 122,216,906
U.S. Core
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 988,399,551 $ – $ – $ 988,399,551
Futures Contracts# 1,209,161 – – 1,209,161
Purchased Option 1,782,000 – – 1,782,000
Repurchase Agreement – 523,477 – 523,477
Short-Term Investments – 114,775,529 – 114,775,529
Total $ 991,390,712 $ 115,299,006 $ – $ 1,106,689,718
U.S. Equity Income
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 508,368,624 $ – $ – $ 508,368,624
Futures Contracts# 2,147,852 – – 2,147,852
Purchased Option 834,000 – – 834,000
Short-Term Investments – 32,770,627 – 32,770,627
Total Assets $ 511,350,476 $ 32,770,627 $ – $ 544,121,103
$ – $ – $ – $ –

98 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Equity Funds
Level 1 Level 2 Level 3 Total
Liabilities:
Futures Contracts# $ (3,158,472) $ – $ – $ (3,158,472)
Total Liabilities $ (3,158,472) $ – $ – $ (3,158,472)
Total $ 508,192,004 $ 32,770,627 $ – $ 540,962,631
Nationwide Fund
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,158,512,849 $ – $ – $ 1,158,512,849
Exchange Traded Fund 13,176,662 – – 13,176,662
Repurchase Agreement – 6,584,325 – 6,584,325
Total $ 1,171,689,511 $ 6,584,325 $ – $ 1,178,273,836
Mid Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 208,847,481 $ – $ – $ 208,847,481
Rights – – – –
Total $ 208,847,481 $ – $ – $ 208,847,481
US Quality Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 100,110,249 $ – $ – $ 100,110,249
Repurchase Agreement – 244,150 – 244,150
Total $ 100,110,249 $ 244,150 $ – $ 100,354,399
All Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 154,142,568 $ – $ – $ 154,142,568
Repurchase Agreement – 133,200 – 133,200
Total $ 154,142,568 $ 133,200 $ – $ 154,275,768
Small Company Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 134,214,763 $ – $ – $ 134,214,763
Repurchase Agreement – 1,236,539 – 1,236,539
Rights – – – –
Total $ 134,214,763 $ 1,236,539 $ – $ 135,451,302

Equity Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 99
Focused Small Cap
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 172,177,968 $ – $ – $ 172,177,968
Repurchase Agreement – 4,561,207 – 4,561,207
Total $ 172,177,968 $ 4,561,207 $ – $ 176,739,175
# Includes cumulative appreciation /( depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
As of April 30, 2023, Cognitive Value held one right investment that was categorized as a Level 3 investment which was valued at $0.
As of April 30, 2023, Mid Cap Growth held one right investment that was categorized as a Level 3 investment which was valued at $0.
As of April 30, 2023, Small Company Growth held one right investment that was categorized as a Level 3 investment which was valued at $0.
Cognitive Value
Rights Total
Balance as of 10/31/2022 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases
*
16,829 16,829
Sales — —
Change in Unrealized Appreciation/Depreciation (16,829) (16,829)
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 4/30/2023 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 4/30/2023 ** $ (16,829) $ (16,829)

100 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Equity Funds
—
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of April 30, 2023, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
Mid Cap Growth
Rights Total
Balance as of 10/31/2022 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases
*
15,320 15,320
Sales —
Change in Unrealized Appreciation/Depreciation (15,320) (15,320)
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 4/30/2023 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 4/30/2023 ** $ (15,320) $ (15,320)
Small Company Growth
Rights Total
Balance as of 10/31/2022 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases
*
17,449 17,449
Sales — —
Change in Unrealized Appreciation/Depreciation (17,449) (17,449)
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 4/30/2023 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 4/30/2023 ** $ (17,449) $ (17,449)
* Purchases include all purchases of securities and securities received in corporate actions.
**
Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

Equity Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 101
(d) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.
(e) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

102 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Equity Funds
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
(f) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of April 30, 2023:
U.S. Core
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 1,782,000
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts 1,209,161
Total $ 2,991,161

Equity Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 103
2
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2023:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended April 30, 2023:
U.S. Equity Income
Assets: Consolidated Statement of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 834,000
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts 2,147,852
Total $ 2,981,852
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (3,158,472)
Total $ (3,158,472)
# Includes cumulative appreciation /( depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
U.S. Core
Realized Gains (Losses): Total
Purchased Options§
Equity risk $ (1,096,382)
Futures Contracts
Equity risk 241,489
Interest rate risk 2,080,670
Total $ 1,225,777
U.S. Equity Income
Realized Gains (Losses): Total
Purchased Options§
Equity risk $ (513,099)
Futures Contracts
Equity risk (2,130,170)
Interest rate risk 1,046,234
Total $ (1,597,035)
§ Realized gains (losses) from purchased options are included in "Net realized gains (losses) from transactions in investment securities."
U.S. Core
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Equity risk $ (273,364)
Futures Contracts
Equity risk 941,806
Interest rate risk 2,423,305
Total $ 3,091,747

104 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Equity Funds
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended April 30,
2023:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of April 30, 2023, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
(g) Securities Lending
During the six months ended April 30, 2023, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of
U.S. Equity Income
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Equity risk $ (127,938)
Futures Contracts
Equity risk (543,544)
Interest rate risk 1,218,524
Total $ 547,042
§ Change in unrealized appreciation/depreciation from purchased options is included in "Net change in unrealized appreciation/
depreciation in the value of investment securities."
U.S. Core
Options:
Average Value Purchased $ 2,613,494
Average Number of Purchased Option Contracts 806
Futures Contracts:
Average Notional Balance Long $ 47,028,804
U.S. Equity Income
Options:
Average Value Purchased $ 1,223,150
Average Number of Purchased Option Contracts 377
Futures Contracts:
Average Notional Balance Long $ 56,243,113
Average Notional Balance Short $ 61,054,557

Equity Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 105
cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2023, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of April 30, 2023, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(h) Joint Repurchase Agreements
During the six months ended April 30, 2023, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Cognitive Value $ 1,379,065
U.S. Core 523,477
Nationwide Fund 6,584,325
US Quality Equity 244,150
All Cap Growth 133,200
Small Company Growth 1,236,539
Focused Small Cap 4,561,207

106 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Equity Funds
have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of April 30, 2023, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of April 30, 2023, the joint repos on a gross basis were as follows:
CF Secured, LLC, 4.77%, dated 4/28/2023, due 5/1/2023, repurchase price $105,903,970, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 7.63%, maturing 5/15/2023 - 2/15/2053; total market value $112,676,341.
Cognitive Value
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,379,065 $ – $ 1,379,065 $ (1,379,065) $ –
Total $ 1,379,065 $ – $ 1,379,065 $ (1,379,065) $ –
U.S. Core
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 523,477 $ – $ 523,477 $ (523,477) $ –
Total $ 523,477 $ – $ 523,477 $ (523,477) $ –
Nationwide Fund
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 6,584,325 $ – $ 6,584,325 $ (6,584,325) $ –
Total $ 6,584,325 $ – $ 6,584,325 $ (6,584,325) $ –

Equity Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 107
US Quality Equity
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 244,150 $ – $ 244,150 $ (244,150) $ –
Total $ 244,150 $ – $ 244,150 $ (244,150) $ –
All Cap Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 133,200 $ – $ 133,200 $ (133,200) $ –
Total $ 133,200 $ – $ 133,200 $ (133,200) $ –
Small Company Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,236,539 $ – $ 1,236,539 $ (1,236,539) $ –
Total $ 1,236,539 $ – $ 1,236,539 $ (1,236,539) $ –

108 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Equity Funds
(i) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(j) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Focused Small Cap
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 4,561,207 $ – $ 4,561,207 $ (4,561,207) $ –
Total $ 4,561,207 $ – $ 4,561,207 $ (4,561,207) $ –
* As of April 30, 2023, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Equity Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 109
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(k) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(l) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of April 30, 2023, the subadviser for each Fund is as follows:
Fund Subadviser
Cognitive Value Bailard , Inc. (" Bailard ")
Technology & Science Bailard
U.S. Core Newton Investment Management North America, LLC ("Newton US")
U.S. Equity Income Newton US
Nationwide Fund Wellington Management Company LLP
Mid Cap Growth Geneva Capital Management LLC
US Quality Equity GQG Partners LLC
All Cap Growth Loomis, Sayles & Company, L.P.
Small Company Growth Brown Capital Management, LLC
Focused Small Cap WCM Investment Management, LLC

110 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Equity Funds
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended April 30, 2023, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until February 29, 2024.
During the six months ended April 30, 2023, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the six months ended April 30, 2023, the effective advisory fee rates before and after expense reimbursements due to the expense limitation agreement described below, were as follows:
Fund Fee Schedule
Advisory Fee
(annual rate)
Cognitive Value Up to $500 million 0.75%
$500 million and more 0.70%
Technology  & Science Up to $500 million 0.75%
$500 million up to $1 billion 0.70%
$1 billion and more 0.65%
U.S. Core Up to $5 billion 0.45%
$5 billion and more 0.425%
U.S. Equity Income Up to $1 billion 0.60%
$1 billion and more 0.575%
Nationwide Fund Up to $250 million 0.54%
$250 million up to $1 billion 0.53%
$1 billion up to $2 billion 0.52%
$2 billion up to $5 billion 0.495%
$5 billion and more 0.47%
Mid Cap Growth Up to $250 million 0.65%
$250 million up to $500 million 0.60%
$500 million and more 0.55%
US Quality Equity Up to $1 billion 0.45%
$1 billion and more 0.42%
All Cap Growth Up to $1 billion 0.80%
$1 billion and more 0.775%
Small Company Growth Up to $500 million 0.84%
$500 million and more 0.79%
Focused Small Cap Up to $500 million 0.75%
$500 million and more 0.70%
Fund
Advisory Fee
Waiver
(annual rate)
Nationwide Fund 0.045%
Fund Amount
Nationwide Fund $ 241,755
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Cognitive Value 0.75 % N/A 0.75%
Technology & Science 0.75 N/A 0.75
U.S. Core 0.45 N/A 0.42
U.S. Equity Income 0.60 N/A 0.56
Nationwide Fund 0.53 0.49% 0.49
Mid Cap Growth 0.65 N/A 0.65
US Quality Equity 0.45 N/A 0.33
All Cap Growth 0.80 N/A 0.73

Equity Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 111
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 29,
2024.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of April 30, 2023, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Small Company Growth 0.84 % N/A 0.82%
Focused Small Cap 0.75 N/A 0.68
N/A — Not Applicable.
*
Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
Cognitive Value All Classes 1.07%
Technology & Science All Classes 1.05
U.S. Core All Classes 0.50
U.S. Equity Income All Classes 0.66
Mid Cap Growth All Classes 0.98
US Quality Equity All Classes 0.49
All Cap Growth(a) All Classes 0.82
Small Company Growth All Classes 0.94
Focused Small Cap All Classes 0.80
(a) Effective June 1, 2022 through May 31, 2023.
Fund
Fiscal Year 2020
Amount
Fiscal Year 2021
Amount
Fiscal Year 2022
Amount
Six Months Ended
April 30, 2023
Amount Total
Cognitive Value $ 21,225 $ — $ — $ — $ 21,225
Technology & Science — — — — —
U.S. Core 409,891 546,621 424,302 179,966 1,560,780
U.S. Equity Income 251,879(a) 367,355 313,979 115,967 1,049,180
Nationwide Fund — — — — —
Mid Cap Growth — — — — —
US Quality Equity — 192,426 193,588 47,905 433,919
All Cap Growth 69,388 134,312 156,534 98,874 459,108
Small Company Growth 17,209 2,312 24,586 17,082 61,189
Focused Small Cap 95,099 194,248 149,696 69,244 508,287
(a) For the period December 14, 2019 through October 31, 2020.

112 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Equity Funds
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2023, NFM earned an aggregate of $735,759 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2023, the Funds’ aggregate portion of such costs amounted to $8,720.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds' Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the six months ended April 30, 2023, the Funds imposed aggregate front-end sales charges of $58,519. From these fees, NFD retained a portion amounting to $7,963.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund
Class A
Shares
Class C
Shares (a)
Class R
Shares (b)
Class K
Shares
Cognitive Value 0.25 1.00 N/A N/A
Technology & Science 0.25 1.00 N/A N/A
U.S. Core 0.25 1.00 0.50% N/A
U.S. Equity Income 0.25 N/A N/A 0.10%
Nationwide Fund 0.25 1.00 0.50 N/A
Mid Cap Growth 0.25 1.00 N/A N/A
US Quality Equity 0.25 N/A N/A N/A
All Cap Growth 0.25 N/A N/A N/A
Small Company Growth 0.25 N/A N/A N/A
Focused Small Cap 0.25 1.00 N/A N/A
N/A — Not Applicable.
(a) For Class C Shares, 0.25% of the rate may be a service fee and the remainder a distribution fee.
(b) For Class R Shares, 0.25% of the rate may be either a service fee or distribution fee.

Equity Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 113
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions made within 18 months of purchase and Class C shares redemptions made within 1 year of purchase. Applicable Class A and Class C CDSCs are 1.00% for all Funds. During the six months ended April 30,
2023, the Funds imposed aggregate CDSCs of $213. NFD retained all of the CDSCs imposed by the Funds.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.10%
of the average daily net assets of Eagle Class of each Fund, and up to 0.25% of the average daily net assets of Class A, Class C,
Class R, and Institutional Service Class shares of each Fund.
For the six months ended April 30, 2023, the effective rates for administrative services fees were as follows:
For the six months ended April 30, 2023, each Fund’s total administrative services fees were as follows:
The Trust and NFS have entered into a written contract waiving administrative services fees of the Funds according to the following schedule until April 30, 2023:
During the six months ended April 30, 2023, each Fund’s waiver of such administrative service fees by NFS, for which NFS shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Fund Class A Class C Class R Eagle Class
Institutional
Service Class
Cognitive Value 0.10% 0.02% N/A N/A 0.05%
Technology & Science 0.07 0.01 N/A N/A 0.08
U.S. Core 0.08 0.06 0.25% 0.01% 0.15
U.S. Equity Income 0.03 N/A N/A N/A 0.03
Nationwide Fund 0.08 0.03 0.10 N/A 0.09
Mid Cap Growth 0.09 0.08 N/A N/A 0.10
US Quality Equity 0.09 N/A N/A 0.09 0.25
All Cap Growth 0.19 N/A N/A 0.10 0.01
Small Company Growth 0.14 N/A N/A N/A 0.23
Focused Small Cap 0.11 0.12 N/A N/A 0.08
Fund Amount
Cognitive Value $ 425
Technology & Science 2,228
U.S. Core 132,629
U.S. Equity Income 328
Nationwide Fund 458,422
Mid Cap Growth 94,903
US Quality Equity 7,203
All Cap Growth 80,691
Small Company Growth 159,857
Focused Small Cap 32,134
Fund
Class A
Shares
US Quality Equity(a) 0.02%
(a) Effective January 23, 2023.
Fund Amount
US Quality Equity(a) $ 1,074
(a) For the period January 23, 2023 through April 30, 2023.

114 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Equity Funds
As of April 30, 2023, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
Cross trades for the six months ended April 30, 2023 were executed by certain Funds pursuant to procedures adopted by the
Board of Trustees of the Funds to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust, or between a Fund and other series of NVIT. The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.
For the six months ended April 30, 2023, the Funds did not engage in cross trades.
On April 10, 2023, shares of certain Funds held by affiliated entities were redeemed for investments. The net realized gain on investments delivered through these in-kind redemptions is included in the accompanying Statements of Operations. The amount of in-kind redemptions is also included in capital transactions and share transactions in the accompanying Statements of Changes in Net Assets. The Fund recognized no gain or loss from the in-kind transactions for federal income tax purposes.
4. Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023.
During the six months ended April 30, 2023, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank
Fund
% of Shares
Outstanding
Owned
Cognitive Value 0.01%
Technology & Science —
U.S. Core 0.51
U.S. Equity Income —
Nationwide Fund 35.03
Mid Cap Growth —
US Quality Equity 57.16
All Cap Growth 25.23
Small Company Growth 77.09
Focused Small Cap —
All Cap Growth
Class Date of
Net Asset
of In-Kind
Redemption Shares
Security Market
Value Cash
Realized Gain/
(Loss)
Eagle Class 4/10/2023 $ 128,880,561 9,416,413 $ 127,656,352 $ 1,224,209 $ 32,518,323

Equity Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 115
loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended April 30, 2023, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the six months ended April 30, 2023, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(b) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(c) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
Fund Purchases
*
Sales
*
Cognitive Value $ 115,388,940 $ 117,925,243
Technology & Science 11,789,137 20,978,622
U.S. Core 6,371,387 47,920,655
U.S. Equity Income 193,749,936 217,131,445
Nationwide Fund 512,615,470 461,056,663
Mid Cap Growth 22,876,711 68,612,109
US Quality Equity 107,191,496 87,323,964
All Cap Growth 11,482,404 48,245,447#
Small Company Growth 21,675,862 26,058,186
Focused Small Cap 10,128,580 26,666,504
* Includes purchases and sales of long-term U.S. Government securities, if any.
# Sales exclude securities delivered in-kind. (See Note 3)

116 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Equity Funds
8. New Accounting Pronouncements and Other Matters
On October 26, 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports. Tailored Shareholder Reports are
concise and visually engaging streamlined annual and semiannual reports that will focus on fund expenses, performance, certain portfolio holdings, and certain other retail-oriented information. Additional in-depth information is available online and for delivery free of charge to investors on request. The rule became effective in January 2023 and there is an 18-month transition period after the effective date with a compliance date of July 2024. Management is currently evaluating the implications of the changes and the impact on financial statement disclosures and reporting requirements.
9. Other
As of April 30, 2023, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
10. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the six months ended April 30, 2023, the Funds recaptured the following amounts of brokerage commissions:
11. Mergers
At close of business on January 20 2023, Nationwide GQG US Quality Equity Fund (“Acquiring Fund”) acquired all of the net assets of Diamond Hill Large Cap Concentrated Fund (“Target Fund”), each a series of the Trust, pursuant to a plan of reorganization approved by the Board of Trustees at a meeting held on September 14, 2022. The reorganization of the Target Fund was not required to be approved by the shareholders of the Target Fund. The purpose of the reorganization was to combine funds managed by NFA that had comparable objectives and investment strategies. The reorganization was accomplished by a tax free exchange of 2,064,142 shares of the Acquiring Fund, valued at $23,204,840, for the assets of the Target Fund. The investment portfolio of the Target Fund, with a fair value of $22,376,680 and identified cost of $22,328,423 at January 20, 2023, was the principal asset acquired by the Acquiring Fund. The net assets of the Acquiring Fund immediately before the acquisition were $59,593,517. The net assets of the Acquiring Fund immediately following the acquisition were $82,798,357. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at the then current fair values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shareholders of Class A and Class R6 shares of the Target
Fund received a number of shares proportional to their ownership of the corresponding class of the Acquiring Fund. Shareholders of Class C and Institutional Service Class shares of the Target Fund received a number of shares proportional to their ownership of Class A and Eagle Class of the Acquiring Fund.
Fund % of Shares
Number of
Accounts
Cognitive Value 89.96% 2
Technology & Science 82.79 2
U.S. Core 26.19 2
U.S. Equity Income 15.95 1
Nationwide Fund 63.29 3(a)
Mid Cap Growth 23.50 2
US Quality Equity 66.26 4(a)
All Cap Growth 71.37 2(a)
Small Company Growth 93.91 3(a)
Focused Small Cap 36.37 1
(a) All or a portion of the accounts are the accounts of affiliated funds.
Fund Amount
Nationwide Fund $ 4,414
Mid Cap Growth 6,697
US Quality Equity 41
All Cap Growth 4,122
Small Company Growth 9,481
Focused Small Cap 160

Equity Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 117
The following are summaries of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/
(Depreciation) immediately before and after each of the reorganizations.
The following pro forma information for the six months ended April 30, 2023 is provided as though the reorganization had been completed on November 1, 2022, the beginning of the annual reporting period for the Fund:
Net investment income (loss) $754,300;
Net gains (losses) on investments $5,349,897;
Net change in unrealized appreciation/depreciation $(4,308,492); and
Net increase (decrease) in net assets resulting from operations $1,795,705.
Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statement of Operations since January 20, 2023.
12. Federal Tax Information
As of April 30, 2023, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
13. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare
Fund/Class
Shares
Outstanding Net Assets
Net Asset Value
Per Share
Net Unrealized
Appreciation/
(Depreciation)
Target Fund
Nationwide Diamond Hill Large Cap Concentrated Fund $48,257
Class A
2,985,623 $18,859,910 $6.3139
Class C
185,200 985,050 5.3188
Class R6
134,229 851,856 6.3463
Institutional Service Class
392,493 2,508,024 6.3900
Acquiring Fund
Nationwide GQG US Quality Equity Fund $7,708,890
Class A
68,573 $770,889 $11.2418
Class R6
5,147,529 57,878,237 11.2439
Eagle Class
516 5,797 11.2417
Institutional Service Class
83,443 938,594 11.2483
After Reorganization
Nationwide GQG US Quality Equity Fund $7,757,147
Class A
1,833,853 $20,615,849 $11.2418
Class R6
5,223,290 58,730,093 11.2439
Eagle Class
223,617 2,513,821 11.2417
Institutional Service Class
83,443 938,594 11.2483
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Cognitive Value $ 77,401,715 $ 12,201,138 $ (3,225,146) $ 8,975,992
Technology & Science 49,448,734 75,268,546 (2,500,374) 72,768,172
U.S. Core 726,532,516 420,508,162 (40,350,960) 380,157,202
U.S. Equity Income 448,453,424 103,307,646 (10,798,439) 92,509,207
Nationwide Fund 887,321,830 306,089,233 (15,137,227) 290,952,006
Mid Cap Growth 93,695,803 116,881,207 (1,729,529) 115,151,678
US Quality Equity 90,830,701 10,253,200 (729,502) 9,523,698
All Cap Growth 94,630,918 62,724,444 (3,079,594) 59,644,850
Small Company Growth 115,117,385 39,349,467 (19,015,550) 20,333,917
Focused Small Cap 161,959,263 28,265,875 (13,485,963) 14,779,912

118 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Equity Funds
systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
14. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Equity Funds - April 30, 2023 (Unaudited) - Supplemental Information - 119
Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard International Equities Fund
Nationwide Bailard Technology & Science Fund
Nationwide BNY Mellon Core Plus Bond ESG Fund
Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (formerly, Nationwide BNY Mellon Disciplined Value Fund)
Nationwide BNY Mellon Dynamic U.S. Core Fund
Nationwide Bond Fund
Nationwide Bond Portfolio
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Global Sustainable Equity Fund
Nationwide Government Money Market Fund
Nationwide GQG US Quality Equity Fund
Nationwide Inflation-Protected Securities Fund
Nationwide International Small Cap Fund
Nationwide Janus Henderson Overseas Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
Nationwide Multi-Cap Portfolio Fund
Nationwide Small Company Growth Fund
Nationwide WCM Focused Small Cap Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (each a “Sub-Adviser”)
(together, the “Advisory Agreements”) must be approved for each series of the Trust (individually a “Fund” and collectively the
“Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2022 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
• A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30,
2022) compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding the second largest share class.) An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds and advised the
Independent Trustees in connection with their consideration of the data provided by Broadridge and related matters.

120 - Supplemental Information - April 30, 2023 (Unaudited) - Equity Funds
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be an important factor in its deliberations.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser or a Sub-Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation of the firm based on information that was provided. In such cases, the Trustees determined that the omission of any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2022 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each meeting with Independent Legal Counsel. At the Trustees’ regular quarterly meeting in
December 2022, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the
Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.
• The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.
• The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel;
the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the
Adviser’s valuation and valuation oversight capabilities.
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Advisers.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds, and benefits to
Nationwide Life Insurance Company derived from guaranteed fixed annuity contracts issued by it and held until recently by certain of the Funds.

Equity Funds - April 30, 2023 (Unaudited) - Supplemental Information - 121
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.
The Trustees considered that Nationwide Amundi Strategic Income Fund, Nationwide BNY Mellon Core Plus Bond ESG Fund,
Nationwide BNY Mellon Disciplined Value Fund, Nationwide BNY Mellon Dynamic U.S. Core Fund, Nationwide Bond Fund,
Nationwide Bond Portfolio, Nationwide Diamond Hill Large Cap Concentrated Fund, Nationwide Fund, Nationwide Geneva Mid
Cap Growth Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide GQG US Quality Equity Fund, Nationwide Inflation-
Protected Securities Fund, Nationwide Janus Henderson Overseas Fund, and Nationwide Multi-Cap Portfolio Fund, were shown to pay actual management fees and to have total expense ratios (including 12b-1/non-12b-1 fees) at levels lower than or equal to their peer group medians.
With respect to Nationwide Amundi Global High Yield Fund, Nationwide Bailard Cognitive Value Fund, Nationwide Bailard
International Equities Fund, Nationwide Bailard Technology & Science Fund, Nationwide International Small Cap Fund, Nationwide
Loomis All Cap Growth Fund, Nationwide Loomis Core Bond Fund, Nationwide Loomis Short Term Bond Fund, Nationwide Small
Company Growth Fund, and Nationwide WCM Focused Small Cap Fund, the Trustees considered that, although each Fund was shown to pay actual management fees higher than its peer group median, its total expense ratio (including 12b-1/non-12b-1 fees) was at a level equal to or lower than the Fund’s peer group median (or, in the case of the total expense ratio of Nationwide
Loomis All Cap Growth Fund, Nationwide Loomis Core Bond Fund, and Nationwide Small Company Growth Fund, was within what the Trustees considered a generally acceptable range of the Fund’s peer group median) and the level of the Fund’s actual management fee was not so high, in the Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements. In connection with the Trustee’s consideration of Nationwide Loomis All Cap Growth Fund, the Trustees noted pro forma comparative expense information showing the effects of a lower expense limitation that was put into place for the Fund in June 2022.
For the Funds whose expense arrangements the Trustees determined to be acceptable on the bases described above, the
Trustees also considered each Fund’s investment performance. They noted that, with the exception of the Funds referred to below in the next five paragraphs, each of these Funds was shown to have experienced three-year performance for the period ended
June 30, 2022 at or above its peer group median, or below the median but within the top three comparative quintiles. With respect to Nationwide GQG US Quality Equity Fund and Nationwide Bond Portfolio, the Trustees considered that each Fund had been organized in 2021 and did not yet have three years of performance.
With respect to Nationwide WCM Focused Small Cap Fund the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered that the investment performance for the Fund had improved to the first quintile of its peer group for the one-year period ended June 30, 2022.
With respect to Nationwide Bailard International Equities Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group. The Trustees considered the Adviser’s statements regarding the Fund’s unusual status among the Nationwide Funds, in that it serves as a pooled investment vehicle for accounts of clients of the Fund’s
Sub-Adviser, Bailard, Inc., and virtually all of its shareholders are clients of Bailard, Inc. They considered the Adviser’s statements that the Fund is playing an important role in the relationship between Bailard, Inc. and its clients, and that the nature of that relationship is a factor strongly favoring the continuation of the Fund’s sub-advisory relationship. The Adviser stated that it would nonetheless continue to monitor the Fund’s performance closely.
The Trustees noted that, in the case of certain Funds that experienced unfavorable performance relative to their peers, NFA had replaced, or was considering replacing, the Funds’ subadvisers. With respect to Nationwide Janus Henderson Overseas Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered that, as of July 2022, the Fund’s prior subadviser was replaced and that additional time was necessary to evaluate the Fund’s performance under the new subadviser. With respect to Nationwide Loomis All Cap Growth Fund, the Trustees noted that the
Fund had experienced three-year performance in the fifth quintile of its peer group. The Trustees considered that the Adviser is considering additional steps to take in the coming year in light of that underperformance and that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance.
As to a number of Funds, the Trustees considered the Adviser’s statements that, although the Funds underperformed their peers, the underperformance reflected the general positioning of the Funds’ portfolios and was in line with the Adviser’s expectations in light of market conditions. With respect to Nationwide Bond Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered the Adviser’s statements that the Fund’s underperformance was substantially the result of the Fund’s portfolio having an overweight to longer duration investment grade corporate credit and an overweight to high yield compared to certain other funds in its peer group and that the Adviser stated that it would continue to monitor the Fund closely. With respect to Nationwide Inflation-Protected Securities Fund, the Trustees noted that the Fund had

122 - Supplemental Information - April 30, 2023 (Unaudited) - Equity Funds
experienced three-year performance in the fourth quintile of its peer group and considered the Adviser’s statements that the Fund’s underperformance was substantially the result of the Fund’s more conservative positioning compared to other funds in its peer group, and that the Fund had been designated for heightened review in the coming year in light of that performance. With respect to Nationwide Multi-Cap Portfolio Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered that additional Sub-Advisers were added to the Fund in February and November 2021 and additional time was necessary to evaluate the Fund’s performance under the new Sub-Advisers. In addition, the Trustees considered the Adviser’s statements that the Fund had performed as expected and its underperformance was substantially the result of the Fund’s portfolio positioning in the volatile bond and equity markets in 2022, and that the Fund had been designated for heightened review in the coming year in light of that performance. With respect to Nationwide Small Company Growth Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered the
Adviser’s statements that the Fund’s underperformance was substantially the result of the Fund’s growth-oriented investment style that was not in favor during the period and the impact of rising interest rates on the Fund’s holdings.
With respect to Nationwide Diamond Hill Large Cap Concentrated Fund, the Trustees noted that the Fund had experienced three-
year performance in the fifth quintile of its peer group and considered that on September 14, 2022 the Board approved a plan of reorganization pursuant to which the Fund would be merged into the Nationwide GQG US Quality Equity Fund in the near future.
The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
The Trustees considered that certain Funds compared unfavorably with their peers on the basis of both their expenses and performance records. With respect to Nationwide American Century Small Cap Income Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median and the Fund’s total expense ratio
(including 12b-1/non-12b-1 fees) was higher than the Fund’s peer group median in the fifth quintile of its peer group. The Trustees noted that the Fund had experienced three-year performance for the period ended June 30, 2022 below median but within the third quintile of its peer group and considered that on September 14, 2022, the Board approved the liquidation of the Fund effective in
January 2023. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory
Agreement for the period until its liquidation.
With respect to Nationwide Global Sustainable Equity Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median and that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was higher than the Fund’s peer group median in the fifth quintile of its peer group. The Trustees considered that in September 2022, the Adviser increased the Fund’s expense limitation having the effect, according to the Adviser, of reducing the Fund’s total net expense ratio by five basis points. The Trustees noted that the Fund had experienced above-median (second quintile) three-year performance for the period ended June 30, 2022. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to Nationwide Government Money Market Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fourth quintile, and that the Fund’s total expense ratio (including 12b-1/
non-12b-1 fees) was in the fifth quintile of its peer group. The Trustees considered that, although the Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared acceptable within seven basis points of the median, particularly in light of the Fund’s three-year investment performance, during a period of generally historically low short-term interest rates, shown to be within the third quintile of its peer group (within one basis point of the median). The Trustees also considered the voluntary waivers put in place by Adviser to maintain the Fund’s $1.00 net asset value for calendar year 2021 and the first half of 2022. The
Trustees determined on the basis of all of the information presented to them that the expense and performance information of the
Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule is subject to contractual advisory fee breakpoints. The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-
Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2022.

Equity Funds - April 30, 2023 (Unaudited) - Supplemental Information - 123
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Mutual Funds (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”).  The Trust’s Board of Trustees (the “Board”) has designated
Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a Liquidity Risk
Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets.  The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets.  Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1)
the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;  and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.  Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the  investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.   Each
Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 13, 2023, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2021 through November 30, 2022. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

Equity Funds - April 30, 2023 (Unaudited) - Management Information - 125
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 47 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

126 - Management Information - April 30, 2023 (Unaudited) - Equity Funds
Interested Trustee
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 116
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Equity Funds - April 30, 2023 (Unaudited) - Management Information - 127
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Kevin T. Jestice
Year of Birth Positions Held with Funds and Length of Time Served
1980 President, Chief Executive Officer and Principal Executive Officer since March 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Jestice is President and Chief Executive Officer of Nationwide Funds Group and is a Senior Vice President of Nationwide Mutual Insurance
Company.
=
1
He previously served as Vice President of Internal Sales and Service (ISS) and Institutional Investments Distribution (IID) for Nationwide
Financial Services, Inc. Prior to joining Nationwide in 2020, Mr. Jestice served as Principal, Head of Enterprise Advice and as Principal, Head of
Institutional Investor Services at The Vanguard Group, Inc. for more than 13 years.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1963 Senior Vice President and Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group and is a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the Trust’s Treasurer and Principal Financial Officer, and served temporarily as the Trust’s President,
Chief Executive Officer and Principal Executive Officer from September 2022 until March 2023.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
1
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
1

128 - Market Index Definitions - April 30, 2023 (Unaudited) - Equity Funds
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Equity Funds - April 30, 2023 (Unaudited) - Market Index Definitions - 129
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

130 - Market Index Definitions - April 30, 2023 (Unaudited) - Equity Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the info rmation on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.

Equity Funds - April 30, 2023 (Unaudited) - Market Index Definitions - 131
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

132 - Market Index Definitions - April 30, 2023 (Unaudited) - Equity Funds
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

Equity Funds - April 30, 2023 (Unaudited) - Glossary - 133
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds.
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

134 - Glossary - April 30, 2023 (Unaudited) - Equity Funds
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500
®
Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market Capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Mutual Fund: A pooled, diversified portfolio of securities managed by a professional portfolio manager. The pooled funds come from individual investors who purchase shares of the mutual fund.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.

Equity Funds - April 30, 2023 (Unaudited) - Glossary - 135
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Share: Also known as stocks or shares of stock, are a portion of ownership of a company’s equity. The value of a share is based on how the company divided its equity into units. Shares entitle the share owner to a portion of the company’s profits (or gain in stock price). This also applies to a drop in the stock price, as the value of the share will go down with it.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-CEQ (6-23)
Call 800-848-0920 to request a summary prospectus , statutory prospec tus, or SAI. You can also download regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
T he Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of
Nationwid e Mutual Insurance Company. © 2023

Semiannual Report
April 30, 2023 (Unaudited)
Nationwide Mutual Funds
Equity Funds
Nationwide Geneva Small Cap Growth Fund
IMPORTANT INFORMATION
As permitted by the Securities and Exchange Commission, Nationwide Mutual Funds
no longer mails paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports. Instead, Nationwide Mutual Funds posts the reports on the Funds’ website, nationwide.com/ mutualfundprospectuses , and mails you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you do not need to take any action. If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-
848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, please contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, please call Shareholder Services at 800-848-0920 to register your preference, and tell them that you wish to continue receiving paper copies of your reports. Your election to receive paper reports applies to all Funds held in your account.

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling
800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Overview 4
Shareholder Expense Example 5
Statement of Investments 6
Statement of Assets And Liabilities 8
Statement of Operations 10
Statements of Changes in Net Assets 11
Financial Highlights 13
Notes to Financial Statements 14
Supplemental Information 23
Management Information 29
Market Index Definitions 32
Glossary 37

Nationwide Geneva Small Cap Growth Fund - April 30, 2023 (Unaudited) - 1
Message to Investors
Dear Investor,
In these complex and uncertain times, we continue to work with determination to navigate markets and manage the assets entrusted to us. At Nationwide, we hold your confidence in the highest regard, as we strive to provide a broad array of competitive mutual funds to support your diverse investment needs. In addition, we maintain our unshakeable commitment to our employees, communities and you, our investors.
During the semi-annual reporting period ended on April 30, 2023, most asset classes produced a positive investment return. In the early part of the reporting period, equity markets experienced fluctuations as investors reacted to various economic data points. Initial market gains were driven by better-than-expected earnings reports and evidence that inflation had peaked in June
2022. During the second month of the reporting period, however, the market experienced a downturn, with the S&P 500
®
Index falling 5.76% in December 2022. This decline was prompted by comments from Jerome Powell, Chair of the Federal Reserve (“Fed”), who indicated that the Fed anticipated further interest rate increases to quell inflation. Further, the Fed raised the median projection for the federal funds rate to 5.1% by the end of 2023, a figure higher than the
4.6% projected in September 2022.
The unexpectedly hawkish comments from the Fed shifted investor sentiment to extremely negative levels in December 2022. However, for the reporting period, equity markets delivered positive returns. The S&P 500
®
Index gained 8.63%, and the MSCI EAFE
®
Index registered a
24.19% return. For perspective, it is important to recognize that the stock market was highly tumultuous in multiple aspects during 2022. For instance, the level of decline in both the equity and bond markets was notable, as was the degree of volatility seen throughout the year. Further, it is noteworthy that the S&P 500
®
Index closed down 57% of the trading days in 2022. Against
this backdrop, the market exhibited resilience during the reporting period, despite the recent banking stress and concerns about a potential recession in the latter half of 2023.
The economic data was mixed during the reporting period, confounding policymakers, economists, and investors. For example, the Fed Funds Futures market continued to price approximately two to three rate cuts by the end of 2023, while the Fed continued to reassure investors that no rate cuts would commence in 2023. Economic growth was modest during the reporting period. For example, fourth-quarter gross domestic product (“GDP”) rose at a
2.6% annualized pace, a minor reduction from the 3.2% annualized growth rate from the prior quarter, per the U.S. Bureau of Economic Analysis. Likewise, for the first quarter of 2023,
GDP grew at an annualized rate of 1.1%. However, signs of decelerating economic growth in the U.S. economy persisted during the reporting period. For instance, key leading economic indicators, such as the yield curve, the Conference Board’s Leading Economic Index
®
(“LEI”),
and tightening bank lending standards, indicated signs of a nearing recession. It is important to remember that recessions and expansions are usually magnified through the labor market, which has remained highly resilient during the reporting period. With the unemployment rate at an all-time 54-year low, investors remained steadfast that a “soft landing” from a potential recession was still feasible, providing a tailwind for equities.
While the exact timing of a recession remains elusive, the economy is showing signs of slower growth.

2 - April 30, 2023 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Despite facing challenges during the reporting period, including the collapse of two regional U.S.
banks and the emergency rescue of Credit Suisse, the S&P 500 Index managed to generate a positive return. Within the S&P 500, communication services, information technology, and consumer staples were the strongest performers. On the other hand, energy, financials, and healthcare were the weakest performers. The easing of the two largest sources of discomfort in 2022, namely the highest inflation in over four decades, coupled with the fastest and most aggressive monetary policy response since the 1980s, was arguably the driving force behind the market’s resurgence during the first quarter of 2023. Further, 2022 saw high-valuation technology stocks lag the overall market. During the reporting period, however, investors flocked to large-cap technology companies as fears of a banking contagion roiled investor confidence and increased investors’ expectations that the Fed would have to lower rates to stem an economic downturn.
As measured by the relative outperformance of the Russell 1000
®
Growth Index over the
Russell 1000
®
Value Index, the various indices exemplified the sentiment and positioning of investors over the reporting period. Investors favored companies with strong balance sheets, exceptional cash flows, and the ability to capture market share against a slowing economic backdrop. Further, investors bid up mega-cap tech stocks as some of the hawkish Fed rhetoric and moderation in inflation that crushed long-duration assets in 2022 abated, giving investors hope that the Fed might be closer to pausing its rate hiking cycle. For the reporting period, the
Russell 1000
®
Growth returned 11.51%, while the Russell 1000
®
Value posted a 4.54% return.
Another notable trend during the reporting period was global markets outperforming domestic markets, as measured by the MSCI Emerging Markets
®
Index, which was up 16.36% during
the reporting period. The S&P 500
®
Index, on the other hand, returned 8.63%. The notable
outperformance was attributed to several factors. First, the U.S. Dollar Index fell by 8.8% during the reporting period and over 11% since reaching a multi-decade high in September 2022.
Second, China’s GDP grew by 4.5% in the first quarter of 2023, reassuring investors that the bullish narrative surrounding China’s growth remained largely intact. Lastly, European banking risks moderated, decreasing the probability of contagion among European banks.
The 2-year Treasury yield epitomized the volatility experienced by the fixed-income market during the reporting period. For example, the 2-year U.S. Treasury yield went from a high of
5.1% on March 8th, 2023, to around 4.0% on March 13th, 2023. Moreover, the yield on the
2-year Treasury moved 0.20% or more for six consecutive days in March, the longest streak since at least 1977. The rapid movement in yields primarily reflected investors’ risk-off appetite and fears that a credit crunch would increase the risk of the Federal Reserve committing a policy error, i.e., pushing the economy into a recession. Further, the ICE BofAML MOVE Index, which tracks bond market volatility, traded at levels not seen since the 2008-2009 Global Financial
Crisis. For perspective, the MOVE Index started the reporting period at 148, increased to over
180 on March 15th, and ended the reporting period at 122.
The recent performance of risk assets during the reporting period is likely attributed to the resurgence of better-than-expected economic data, easing of banking sector pressures, and disinflation trends.
The sustained yield curve inversion over the reporting period reflected the bond market’s elevated anxiety about a potential recession in the year ahead. For example, at the beginning of the reporting period, the spread between the 10-year U.S. Treasury note yield and the 2-year
U.S. Treasury note yield was -0.47. Against the backdrop of a potential Fed policy error, the spread reached a low of -1.07 on March 8th, a level not seen since the 1980s. Due to the crisis in banking, however, the spread began to narrow, which some investors interpreted as an ominous sign that a recession was likely on the horizon. Amidst all the volatility experienced in the bond market during the reporting period, investors allocated cash into money market funds, with money market funds swelling to $5.26 trillion as of April 27th, 2023. The influx into money market funds represented an important shift in investor sentiment and preference during the reporting period. Cash sorting, or investors migrating from non-interest paying deposits to money market funds, was a key concern for investors worried about bank profitability, specifically net

Nationwide Geneva Small Cap Growth Fund - April 30, 2023 (Unaudited) - 3
interest margins. Ultimately, Treasury bill yields may rise modestly if the Fed continues to hike rates; however, as economic data continues to moderate, the Fed will need to balance financial stability risk against its mission to assuage inflation.
As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial professional. At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.
Sincerely,
Kevin T. Jestice
President and Chief Executive Officer
Nationwide Funds
The following chart provides returns for various market segments for the six-month reporting period that ended April 30, 2023:
Index
Semiannual Total Return
(as of April 30, 2023)
Bloomberg Emerging Markets USD (United States Dollars)
Aggregate Bond Index 10.28%
Bloomberg Municipal Bond Index 7.65%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index 2.89%
Bloomberg U.S. 10-20 Year Treasury Bond Index 11.85%
Bloomberg U.S. Aggregate Bond Index 6.91%
Bloomberg U.S. Corporate High Yield Index 6.21%
MSCI EAFE
®
Index 24.19%
MSCI Emerging Markets
®
Index 16.36%
MSCI ACWI ex USA Index 20.65%
Russell 1000
®
Growth Index 11.51%
Russell 1000
®
Value Index 4.54%
Russell 2000
®
Index -3.45%
S&P 500
®
Index 8.63%
Source: Morningstar

4 - Fund Overview - April 30, 2023 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Asset Allocation
1
Common Stocks 95.2%
Other assets in excess of liabilities 4.8%
100.0%
Top Industries
2
Software 17.7%
Health Care Equipment & Supplies 10.2%
Machinery 10.1%
Professional Services 8.6%
Insurance 5.0%
Automobile Components 4.8%
Building Products 4.6%
Electronic Equipment, Instruments & Components 4.6%
Life Sciences Tools & Services 3.8%
Semiconductors & Semiconductor Equipment 2.7%
Other Industries 27.9%
100.0%
Top Holdings
2
Fair Isaac Corp. 4.8%
Kinsale Capital Group, Inc. 4.6%
ExlService Holdings, Inc. 4.0%
RBC Bearings, Inc. 3.5%
Exponent, Inc. 3.4%
Fox Factory Holding Corp. 3.4%
Descartes Systems Group, Inc. (The) 3.1%
AAON, Inc. 2.9%
Onto Innovation, Inc. 2.7%
Novanta, Inc. 2.7%
Other Holdings 64.9%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

Nationwide Geneva Small Cap Growth Fund - April 30, 2023 (Unaudited) - Shareholder Expense Example - 5
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2022) and continued to hold your shares at the end of the reporting period (April 30, 2023).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2022 through April 30, 2023. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses
Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2022 through April 30, 2023. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 11/1/22
Ending Account
Value($) 4/30/23
Expenses Paid
During Period ($)
11/1/22 - 4/30/23
Expense Ratio
During Period (%)
11/1/22 - 4/30/23
Nationwide Geneva Small Cap Growth Fund
Class A Shares
Actual
(a)
1,000.00 1,048.80 6.10 1.20
Hypothetical
(a)(b)
1,000.00 1,018.84 6.01 1.20
Class C Shares
Actual
(a)
1,000.00 1,045.00 9.63 1.90
Hypothetical
(a)(b)
1,000.00 1,015.37 9.49 1.90
Class R6 Shares
Actual
(a)
1,000.00 1,050.60 4.22 0.83
Hypothetical
(a)(b)
1,000.00 1,020.68 4.16 0.83
Institutional Service Class Shares
Actual
(a)
1,000.00 1,050.10 4.78 0.94
Hypothetical
(a)(b)
1,000.00 1,020.13 4.71 0.94
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2022 through April 30, 2023 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

6 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Common Stocks 95 .2%
Shares Value ($)
Automobile Components 4 .6%
Dorman Products, Inc.* 213,509 18,395,935
Fox Factory Holding Corp.* 409,711 45,424,659
63,820,594
Banks 0 .6%
Axos Financial, Inc.* 195,232 7,940,085
Biotechnology 1 .1%
Avid Bioservices, Inc.*(a) 845,038 15,252,936
Broadline Retail 1 .7%
Ollie's Bargain Outlet
Holdings, Inc.*(a) 367,203 23,959,996
Building Products 4 .4%
AAON, Inc. 397,249 38,930,402
Trex Co., Inc.*(a) 421,619 23,045,695
61,976,097
Chemicals 2 .5%
Balchem Corp. 270,833 35,587,456
Commercial Services & Supplies 1 .0%
Casella Waste Systems, Inc.,
Class A* 153,952 13,701,728
Communications Equipment 0 .3%
Digi International, Inc.* 118,801 3,583,038
Construction & Engineering 2 .1%
Construction Partners, Inc.,
Class A* 1,139,963 29,570,640
Consumer Staples Distribution & Retail 0 .5%
Grocery Outlet Holding
Corp.*(a) 247,433 7,368,555
Diversified Consumer Services 1 .2%
Bright Horizons Family
Solutions, Inc.* 213,648 16,262,886
Electronic Equipment, Instruments & Components 4 .3%
ePlus, Inc.* 560,635 24,410,048
Novanta, Inc.* 237,602 36,315,090
60,725,138
Financial Services 1 .1%
I3 Verticals, Inc., Class A*(a) 673,344 15,655,248
Food Products 2 .0%
J & J Snack Foods Corp. 185,540 28,424,728
Ground Transportation 1 .7%
Marten Transport Ltd.(a) 1,201,995 24,268,279
Health Care Equipment & Supplies 9 .7%
Globus Medical, Inc., Class A* 515,497 29,970,995
LeMaitre Vascular, Inc. 325,941 17,600,814
Masimo Corp.* 110,355 20,872,545
Mesa Laboratories, Inc.(a) 71,031 11,827,372
Neogen Corp.*(a) 593,728 10,223,996
Omnicell, Inc.*(a) 357,511 21,725,943
STAAR Surgical Co.*(a) 342,280 24,120,472
136,342,137
Health Care Providers & Services 1 .1%
HealthEquity, Inc.*(a) 295,064 15,771,171
Common Stocks
Shares Value ($)
Health Care Technology 1 .2%
Certara, Inc.*(a) 698,267 16,877,113
Hotels, Restaurants & Leisure 2 .5%
Texas Roadhouse, Inc. 319,849 35,381,696
Household Products 0 .9%
WD-40 Co.(a) 65,354 12,443,402
Insurance 4 .8%
Kinsale Capital Group, Inc. 186,000 60,768,060
Palomar Holdings, Inc.* 126,001 6,332,810
67,100,870
IT Services 1 .6%
Perficient, Inc.*(a) 347,818 22,580,345
Life Sciences Tools & Services 3 .7%
Azenta, Inc.*(a) 274,710 11,947,138
BioLife Solutions, Inc.*(a) 564,374 9,910,408
Bio-Techne Corp. 367,757 29,376,429
51,233,975
Machinery 9 .6%
Barnes Group, Inc.(a) 239,264 10,056,266
Donaldson Co., Inc. 262,110 16,657,090
ESCO Technologies, Inc. 315,695 29,539,581
Evoqua Water Technologies
Corp.* 635,128 31,407,080
RBC Bearings, Inc.*(a) 207,833 47,180,169
134,840,186
Media 0 .4%
TechTarget, Inc.*(a) 184,571 6,292,025
Passenger Airlines 1 .0%
Allegiant Travel Co.*(a) 133,340 13,855,359
Professional Services 8 .2%
ExlService Holdings, Inc.* 298,941 53,325,096
Exponent, Inc. 499,850 46,011,192
NV5 Global, Inc.* 162,971 15,438,243
114,774,531
Semiconductors & Semiconductor Equipment 2 .6%
Onto Innovation, Inc.* 449,035 36,362,854
Software 16 .9%
Alarm.com Holdings, Inc.*(a) 465,927 22,220,059
Blackbaud, Inc.* 325,664 22,586,427
Blackline, Inc.*(a) 308,079 17,163,081
Descartes Systems Group,
Inc. (The)* 522,004 41,332,277
Envestnet, Inc.*(a) 392,126 24,852,946
Fair Isaac Corp.* 88,804 64,644,872
SPS Commerce, Inc.* 165,324 24,352,225
Tyler Technologies, Inc.* 50,816 19,260,788
236,412,675
Trading Companies & Distributors 1 .9%
SiteOne Landscape Supply,
Inc.*(a) 184,571 27,268,520
Total Investments
(cost $878,742,639) — 95.2% 1,335,634,263
Other assets in excess of liabilities — 4.8% 66,626,050
NET ASSETS — 100.0%
$ 1,402,260,313

Nationwide Geneva Small Cap Growth Fund - April 30, 2023 (Unaudited) - Statement of Investments - 7
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
April 30, 2023. The total value of securities on loan as of
April 30, 2023 was $185,177,712, which was collateralized
by $187,560,015 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% – 6.25%, and
maturity dates ranging from 5/25/2023 – 11/15/2052.
The accompanying notes are an integral part of these financial statements.

8 - Statement of Assets and Liabilities - April 30, 2023 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva
Small Cap Growth
Fund
Assets:
Investment securities, at value $ 1,335,634,263
Cash 66,355,335
Interest and dividends receivable 218,498
Security lending income receivable 20,985
Receivable for capital shares issued 2,886,341
Prepaid expenses 46,718
Total Assets 1,405,162,140
Liabilities:
Payable for capital shares redeemed 1,602,164
Accrued expenses and other payables:
Investment advisory fees 878,691
Fund administration fees 41,250
Distribution fees 29,863
Administrative servicing fees 210,611
Accounting and transfer agent fees 9,560
Trustee fees 1,415
Custodian fees 27,003
Compliance program costs (Note 3) 251
Professional fees 14,495
Printing fees 83,926
Other 2,598
Total Liabilities 2,901,827
Net Assets $ 1,402,260,313
* Includes value of securities on loan (Note 2) 185,177,712
Cost of investment securities 878,742,639
Represented by:
Capital $ 974,419,868
Total distributable earnings (loss) 427,840,445
Net Assets $ 1,402,260,313

Nationwide Geneva Small Cap Growth Fund - April 30, 2023 (Unaudited) - Statement of Assets and Liabilities - 9
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva
Small Cap Growth
Fund
Net Assets:
Class A Shares $ 82,599,380
Class C Shares 15,659,524
Class R6 Shares 409,537,875
Institutional Service Class Shares 894,463,534
Total $ 1,402,260,313
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 1,213,452
Class C Shares 259,681
Class R6 Shares 5,660,934
Institutional Service Class Shares 12,522,016
Total 19,656,083
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 68 .07 (a)
Class C Shares $ 60 .30 (b)
Class R6 Shares $ 72 .34
Institutional Service Class Shares $ 71 .43
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 72 .22
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

10 - Statement of Operations - For the Six Months Ended April 30, 2023 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva
Small Cap Growth
Fund
INVESTMENT INCOME:
Dividend income $ 1,945,507
Interest income 1,258,121
Income from securities lending (Note 2) 120,620
Total Income 3,324,248
EXPENSES:
Investment advisory fees 5,135,368
Fund administration fees 195,006
Distribution fees Class A 103,135
Distribution fees Class C 81,800
Administrative servicing fees Class A 49,505
Administrative servicing fees Class C 5,726
Administrative servicing fees Institutional Service Class 479,246
Registration and filing fees 35,050
Professional fees 31,288
Printing fees 59,155
Trustee fees 24,471
Custodian fees 25,700
Accounting and transfer agent fees 30,501
Compliance program costs (Note 3) 2,998
Other 16,884
Total Expenses 6,275,833
NET INVESTMENT LOSS (2,951,585)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (11,092,680)
Net realized gains (losses) (11,092,680)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 78,753,634
Net change in unrealized appreciation/depreciation 78,753,634
Net realized/unrealized gains (losses) 67,660,954
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 64,709,369

Nationwide Geneva Small Cap Growth Fund - April 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 11
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva Small Cap Growth Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
OPERATIONS:
Net investment loss $ (2,951,585) $ (9,178,556)
Net realized gains (losses) (11,092,680) 23,352,339
Net change in unrealized appreciation/depreciation 78,753,634 (380,210,550)
Change in net assets resulting from operations 64,709,369 (366,036,767)
Distributions to Shareholders From:
Distributable earnings:
Class A (1,459,750) (10,029,199)
Class C (335,360) (2,710,038)
Class R6 (5,848,487) (30,270,435)
Institutional Service Class (14,542,636) (89,612,617)
Change in net assets from shareholder distributions (22,186,233) (132,622,289)
Change in net assets from capital transactions 66,778,772 92,565,548
Change in net assets 109,301,908 (406,093,508)
Net Assets:
Beginning of period 1,292,958,405 1,699,051,913
End of period $ 1,402,260,313 $ 1,292,958,405
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 6,820,984 $ 23,680,082
Proceeds from shares issued from class conversion (Note 1) 57,059 59,351
Dividends reinvested 1,360,500 9,529,648
Cost of shares redeemed (13,594,404) (30,593,455)
Total Class A Shares (5,355,861) 2,675,626
Class C Shares
Proceeds from shares issued 358,773 563,102
Dividends reinvested 332,118 2,625,705
Cost of shares redeemed in class conversion (Note 1) (57,059) (59,351)
Cost of shares redeemed (2,377,323) (10,552,541)
Total Class C Shares (1,743,491) (7,423,085)
Class R6 Shares
Proceeds from shares issued 99,839,256 97,279,084
Dividends reinvested 5,781,309 29,920,557
Cost of shares redeemed (34,929,999) (83,352,149)
Total Class R6 Shares 70,690,566 43,847,492
Institutional Service Class Shares
Proceeds from shares issued 109,282,666 218,184,714
Dividends reinvested 12,713,787 79,074,320
Cost of shares redeemed (118,808,895) (243,793,519)
Total Institutional Service Class Shares 3,187,558 53,465,515
Change in net assets from capital transactions $ 66,778,772 $ 92,565,548

12 - Statements of Changes in Net Assets - April 30, 2023 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
The accompanying notes are an integral part of these financial statements.
s
Nationwide Geneva Small Cap Growth Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
SHARE TRANSACTIONS:
Class A Shares
Issued 101,862 319,527
Issued in class conversion (Note 1) 811 761
Reinvested 21,301 115,301
Redeemed (203,698) (444,103)
Total Class A Shares (79,724) (8,514)
Class C Shares
Issued 6,067 8,322
Reinvested 5,855 35,449
Redeemed in class conversion (Note 1) (914) (846)
Redeemed (39,981) (154,316)
Total Class C Shares (28,973) (111,391)
Class R6 Shares
Issued 1,402,849 1,307,193
Reinvested 85,283 342,733
Redeemed (490,684) (1,073,658)
Total Class R6 Shares 997,448 576,268
Institutional Service Class Shares
Issued 1,558,532 2,883,275
Reinvested 189,871 915,848
Redeemed (1,702,454) (3,246,978)
Total Institutional Service Class Shares 45,949 552,145
Total change in shares 934,700 1,008,508

Nationwide Geneva Small Cap Growth Fund - April 30, 2023 (Unaudited) - Financial Highlights - 13
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva Small Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
4/30/2023 (Unaudited) $ 66.11 $ (0.23) $ 3.38 $ 3.15 $ — $ (1.19) $ (1.19) $ 68.07 4.88% $ 82,599 1.20% (0.70)% 1.20% 7.43%
10/31/2022 92.50 (0.66) (18.20) (18.86) — (7.53) (7.53) 66.11 (22.02)% 85,496 1.21% (0.91)% 1.21% 14.92%
10/31/2021 68.67 (0.78) 25.00 24.22 — (0.39) (0.39) 92.50 35.34% 120,409 1.20% (0.90)% 1.20% 13.13%
10/31/2020 60.71 (0.56) 9.90 9.34 — (1.38) (1.38) 68.67 15.60% 93,544 1.21% (0.89)% 1.21% 17.45%
10/31/2019 59.11 (0.43) 5.21 4.78 — (3.18) (3.18) 60.71 9.13% 85,092 1.23% (0.74)% 1.23% 17.37%
10/31/2018 56.05 (0.47) 6.12 5.65 — (2.59) (2.59) 59.11 10.45% 81,649 1.24% (0.79)% 1.24% 19.60%
Class C Shares
4/30/2023 (Unaudited) 58.91 (0.41) 2.99 2.58 — (1.19) (1.19) 60.30 4.50% 15,660 1.90% (1.40)% 1.90% 7.43%
10/31/2022 83.78 (1.04) (16.30) (17.34) — (7.53) (7.53) 58.91 (22.54)% 17,004 1.88% (1.59)% 1.88% 14.92%
10/31/2021 62.63 (1.22) 22.76 21.54 — (0.39) (0.39) 83.78 34.46% 33,516 1.85% (1.55)% 1.85% 13.13%
10/31/2020 55.87 (0.92) 9.06 8.14 — (1.38) (1.38) 62.63 14.78% 33,981 1.93% (1.60)% 1.93% 17.45%
10/31/2019 55.05 (0.79) 4.79 4.00 — (3.18) (3.18) 55.87 8.34% 37,438 1.95% (1.46)% 1.95% 17.37%
10/31/2018 52.73 (0.84) 5.75 4.91 — (2.59) (2.59) 55.05 9.67% 43,731 1.95% (1.50)% 1.95% 19.60%
Class R6 Shares
4/30/2023 (Unaudited) 70.06 (0.12) 3.59 3.47 — (1.19) (1.19) 72.34 5.06% 409,538 0.83% (0.33)% 0.83% 7.43%
10/31/2022 97.22 (0.41) (19.22) (19.63) — (7.53) (7.53) 70.06 (21.72)% 326,736 0.83% (0.53)% 0.83% 14.92%
10/31/2021 71.89 (0.48) 26.20 25.72 — (0.39) (0.39) 97.22 35.84% 397,363 0.83% (0.53)% 0.83% 13.13%
10/31/2020 63.26 (0.36) 10.37 10.01 — (1.38) (1.38) 71.89 16.03% 330,982 0.84% (0.54)% 0.84% 17.45%
10/31/2019 61.23 (0.23) 5.44 5.21 — (3.18) (3.18) 63.26 9.54% 195,409 0.85% (0.37)% 0.85% 17.37%
10/31/2018 57.76 (0.26) 6.32 6.06 — (2.59) (2.59) 61.23 10.86% 144,599 0.86% (0.42)% 0.86% 19.60%
Institutional Service Class Shares
4/30/2023 (Unaudited) 69.23 (0.15) 3.54 3.39 — (1.19) (1.19) 71.43 5.01% 894,464 0.94% (0.44)% 0.94% 7.43%
10/31/2022 96.26 (0.49) (19.01) (19.50) — (7.53) (7.53) 69.23 (21.81)% 863,723 0.94% (0.64)% 0.94% 14.92%
10/31/2021 71.26 (0.58) 25.97 25.39 — (0.39) (0.39) 96.26 35.69% 1,147,764 0.94% (0.64)% 0.94% 13.13%
10/31/2020 62.79 (0.42) 10.27 9.85 — (1.38) (1.38) 71.26 15.90% 903,364 0.96% (0.64)% 0.96% 17.45%
10/31/2019 60.87 (0.30) 5.40 5.10 — (3.18) (3.18) 62.79 9.41% 748,351 0.98% (0.49)% 0.98% 17.37%
10/31/2018 57.50 (0.32) 6.28 5.96 — (2.59) (2.59) 60.87 10.74% 706,944 0.96% (0.52)% 0.96% 19.60%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

14 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2023, the Trust operates forty-seven (47) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the Nationwide Geneva Small Cap Growth Fund ("Small Cap Growth"
or the “Fund”), a series of the Trust.
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
The Fund currently offers Class A, Class C, Class R6 and Institutional Service Class shares. Class C shares convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
The Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC
946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to the Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.”
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market

Nationwide Geneva Small Cap Growth Fund - April 30, 2023 (Unaudited) - Notes to Financial Statements - 15
or exchange on which each security trades. Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of April 30, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
(b) Cash Overdraft
The Fund may have overdrawn U.S. dollar and/or foreign currency balances with the Fund’s custodian bank, JPMorgan Chase
Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to
Small Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,335,634,263 $ – $ – $ 1,335,634,263
Total $ 1,335,634,263 $ – $ – $ 1,335,634,263

16 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of April 30, 2023, the Fund did not have overdrawn balances.
(c) Securities Lending
During the six months ended April 30, 2023, the Fund entered into securities lending transactions. To generate additional income, the Fund lent their portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.
The Fund receives payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of April 30, 2023, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.
As of April 30, 2023, the Fund did not have any portfolio securities on loan.
(d) Joint Repurchase Agreements
During the six months ended April 30, 2023, the Fund, along with other series of the Trust, pursuant to procedures adopted by the
Board of Trustees and applicable guidance from the Securities and Exchange Commission ("SEC"), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-

Nationwide Geneva Small Cap Growth Fund - April 30, 2023 (Unaudited) - Notes to Financial Statements - 17
market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
As of April 30, 2023, the Fund did not invest in any repurchase agreements.
(e) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on the Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statement of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on the Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital).
Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.
The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.
(f) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
The Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(g) Federal Income Taxes
The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

18 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund files a U.S. federal income tax return and, if applicable, returns in various foreign jurisdictions in which it invests.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(h) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statement of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Geneva Capital Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadviser.
Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended April 30, 2023, the Fund paid investment advisory fees to NFA according to the following schedule.
For the six months ended April 30, 2023, the Fund’s effective advisory fee rate was as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services
Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the following table until February 29, 2024.
NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed
$100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the
Fee Schedule
Advisory Fee
(annual rate)
Up to $250 million 0.84%
$250 million up to $500 million 0.79%
$500 million and more 0.74%
Fund
Effective Advisory
Fee Rate
Small Cap Growth 0.77%
Fund Classes
Amount
(annual rate)
Small Cap Growth All Classes 1.22%

Nationwide Geneva Small Cap Growth Fund - April 30, 2023 (Unaudited) - Notes to Financial Statements - 19
expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of April 30, 2023, the Fund had no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has
entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2023, NFM earned $195,006 in fees from the Fund under the Joint Fund Administration and
Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2023, the Fund’s portion of such costs amounted to $2,998.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the
Fund's principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% for Class A shares and 1.00% for Class C shares of the Fund. For Class C Shares, 0.25%
of the rate may be a service fee and 0.75% may be a distribution fee.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Fund in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Fund. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Fund. The Fund's Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the six months ended April 30, 2023, the Fund imposed front-
end sales charges of $9,658. From these fees, NFD retained a portion amounting to $1,317.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions made within 18 months of purchase and Class C shares redemptions made within 1 year of purchase. Class A and Class C CDSCs are 1.00%. During the six months ended April 30, 2023, the Fund imposed
CDSCs of $22. NFD retained all of the CDSCs imposed by the Fund.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

20 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class C, and Institutional Service Class shares of the Fund.
For the six months ended April 30, 2023, the effective rates for administrative services fees were as follows:
For the six months ended April 30, 2023, the Fund’s total administrative services fees were as follows:
As of April 30, 2023, NFA or its affiliates directly held the percentage of the shares outstanding of the Fund as indicated in the following table.
4. Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023.
During the six months ended April 30, 2023, the Fund had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among
Fund managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended April 30, 2023, the Fund did not engage in interfund lending.
Fund Class A Class C
Institutional
Service Class
Small Cap Growth 0.12% 0.07% 0.11%
Fund Amount
Small Cap Growth $ 534,477
Fund
% of Shares
Outstanding
Owned
Small Cap Growth 0.19%

Nationwide Geneva Small Cap Growth Fund - April 30, 2023 (Unaudited) - Notes to Financial Statements - 21
5. Investment Transactions
For the six months ended April 30, 2023, purchases and sales of securities (excluding short-term securities) were as follows:
6. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
7. New Accounting Pronouncements and Other Matters
On October 26, 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports. Tailored Shareholder Reports are
concise and visually engaging streamlined annual and semiannual reports that will focus on fund expenses, performance, certain portfolio holdings, and certain other retail-oriented information. Additional in-depth information is available online and for delivery free of charge to investors on request. The rule became effective in January 2023 and there is an 18-month transition period after the effective date with a compliance date of July 2024. Management is currently evaluating the implications of the changes and the impact on financial statement disclosures and reporting requirements.
8. Other
As of April 30, 2023, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Fund as detailed in the following table.
9. Recaptured Brokerage Commissions
The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund's brokerage commissions on behalf of the Fund. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Fund's Statement of Operations.
During the six months ended April 30, 2023, the Fund recaptured the following amount of brokerage commissions:
5
10. Federal Tax Information
As of April 30, 2023, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund was as follows:
11. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee
Fund Purchases
*
Sales
*
Small Cap Growth $ 119,383,174 $ 96,236,470
* Includes purchases and sales of long-term U.S. Government securities, if any.
Fund % of Shares
Number of
Accounts
Small Cap Growth 31.47% 2
Fund Amount
Small Cap Growth $ 19,483
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Small Cap Growth $ 886,571,052 $ 497,759,620 $ (48,696,409) $ 449,063,211

22 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
12. Subsequent Events
Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Nationwide Geneva Small Cap Growth Fund - April 30, 2023 (Unaudited) - Supplemental Information - 23
Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard International Equities Fund
Nationwide Bailard Technology & Science Fund
Nationwide BNY Mellon Core Plus Bond ESG Fund
Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (formerly, Nationwide BNY Mellon Disciplined Value Fund)
Nationwide BNY Mellon Dynamic U.S. Core Fund
Nationwide Bond Fund
Nationwide Bond Portfolio
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Global Sustainable Equity Fund
Nationwide Government Money Market Fund
Nationwide GQG US Quality Equity Fund
Nationwide Inflation-Protected Securities Fund
Nationwide International Small Cap Fund
Nationwide Janus Henderson Overseas Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
Nationwide Multi-Cap Portfolio Fund
Nationwide Small Company Growth Fund
Nationwide WCM Focused Small Cap Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (each a “Sub-Adviser”)
(together, the “Advisory Agreements”) must be approved for each series of the Trust (individually a “Fund” and collectively the
“Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2022 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
• A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30,
2022) compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding the second largest share class.) An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds and advised the
Independent Trustees in connection with their consideration of the data provided by Broadridge and related matters.

24 - Supplemental Information - April 30, 2023 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be an important factor in its deliberations.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser or a Sub-Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation of the firm based on information that was provided. In such cases, the Trustees determined that the omission of any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2022 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each meeting with Independent Legal Counsel. At the Trustees’ regular quarterly meeting in
December 2022, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the
Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.
• The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.
• The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel;
the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the
Adviser’s valuation and valuation oversight capabilities.
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Advisers.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds, and benefits to
Nationwide Life Insurance Company derived from guaranteed fixed annuity contracts issued by it and held until recently by certain of the Funds.

Nationwide Geneva Small Cap Growth Fund - April 30, 2023 (Unaudited) - Supplemental Information - 25
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.
The Trustees considered that Nationwide Amundi Strategic Income Fund, Nationwide BNY Mellon Core Plus Bond ESG Fund,
Nationwide BNY Mellon Disciplined Value Fund, Nationwide BNY Mellon Dynamic U.S. Core Fund, Nationwide Bond Fund,
Nationwide Bond Portfolio, Nationwide Diamond Hill Large Cap Concentrated Fund, Nationwide Fund, Nationwide Geneva Mid
Cap Growth Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide GQG US Quality Equity Fund, Nationwide Inflation-
Protected Securities Fund, Nationwide Janus Henderson Overseas Fund, and Nationwide Multi-Cap Portfolio Fund, were shown to pay actual management fees and to have total expense ratios (including 12b-1/non-12b-1 fees) at levels lower than or equal to their peer group medians.
With respect to Nationwide Amundi Global High Yield Fund, Nationwide Bailard Cognitive Value Fund, Nationwide Bailard
International Equities Fund, Nationwide Bailard Technology & Science Fund, Nationwide International Small Cap Fund, Nationwide
Loomis All Cap Growth Fund, Nationwide Loomis Core Bond Fund, Nationwide Loomis Short Term Bond Fund, Nationwide Small
Company Growth Fund, and Nationwide WCM Focused Small Cap Fund, the Trustees considered that, although each Fund was shown to pay actual management fees higher than its peer group median, its total expense ratio (including 12b-1/non-12b-1 fees) was at a level equal to or lower than the Fund’s peer group median (or, in the case of the total expense ratio of Nationwide
Loomis All Cap Growth Fund, Nationwide Loomis Core Bond Fund, and Nationwide Small Company Growth Fund, was within what the Trustees considered a generally acceptable range of the Fund’s peer group median) and the level of the Fund’s actual management fee was not so high, in the Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements. In connection with the Trustee’s consideration of Nationwide Loomis All Cap Growth Fund, the Trustees noted pro forma comparative expense information showing the effects of a lower expense limitation that was put into place for the Fund in June 2022.
For the Funds whose expense arrangements the Trustees determined to be acceptable on the bases described above, the
Trustees also considered each Fund’s investment performance. They noted that, with the exception of the Funds referred to below in the next five paragraphs, each of these Funds was shown to have experienced three-year performance for the period ended
June 30, 2022 at or above its peer group median, or below the median but within the top three comparative quintiles. With respect to Nationwide GQG US Quality Equity Fund and Nationwide Bond Portfolio, the Trustees considered that each Fund had been organized in 2021 and did not yet have three years of performance.
With respect to Nationwide WCM Focused Small Cap Fund the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered that the investment performance for the Fund had improved to the first quintile of its peer group for the one-year period ended June 30, 2022.
With respect to Nationwide Bailard International Equities Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group. The Trustees considered the Adviser’s statements regarding the Fund’s unusual status among the Nationwide Funds, in that it serves as a pooled investment vehicle for accounts of clients of the Fund’s
Sub-Adviser, Bailard, Inc., and virtually all of its shareholders are clients of Bailard, Inc. They considered the Adviser’s statements that the Fund is playing an important role in the relationship between Bailard, Inc. and its clients, and that the nature of that relationship is a factor strongly favoring the continuation of the Fund’s sub-advisory relationship. The Adviser stated that it would nonetheless continue to monitor the Fund’s performance closely.
The Trustees noted that, in the case of certain Funds that experienced unfavorable performance relative to their peers, NFA had replaced, or was considering replacing, the Funds’ subadvisers. With respect to Nationwide Janus Henderson Overseas Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered that, as of July 2022, the Fund’s prior subadviser was replaced and that additional time was necessary to evaluate the Fund’s performance under the new subadviser. With respect to Nationwide Loomis All Cap Growth Fund, the Trustees noted that the
Fund had experienced three-year performance in the fifth quintile of its peer group. The Trustees considered that the Adviser is considering additional steps to take in the coming year in light of that underperformance and that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance.
As to a number of Funds, the Trustees considered the Adviser’s statements that, although the Funds underperformed their peers, the underperformance reflected the general positioning of the Funds’ portfolios and was in line with the Adviser’s expectations in light of market conditions. With respect to Nationwide Bond Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered the Adviser’s statements that the Fund’s underperformance was substantially the result of the Fund’s portfolio having an overweight to longer duration investment grade corporate credit and an overweight to high yield compared to certain other funds in its peer group and that the Adviser stated that it would continue to monitor the Fund closely. With respect to Nationwide Inflation-Protected Securities Fund, the Trustees noted that the Fund had

26 - Supplemental Information - April 30, 2023 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
experienced three-year performance in the fourth quintile of its peer group and considered the Adviser’s statements that the Fund’s underperformance was substantially the result of the Fund’s more conservative positioning compared to other funds in its peer group, and that the Fund had been designated for heightened review in the coming year in light of that performance. With respect to Nationwide Multi-Cap Portfolio Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered that additional Sub-Advisers were added to the Fund in February and November 2021 and additional time was necessary to evaluate the Fund’s performance under the new Sub-Advisers. In addition, the Trustees considered the Adviser’s statements that the Fund had performed as expected and its underperformance was substantially the result of the Fund’s portfolio positioning in the volatile bond and equity markets in 2022, and that the Fund had been designated for heightened review in the coming year in light of that performance. With respect to Nationwide Small Company Growth Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered the
Adviser’s statements that the Fund’s underperformance was substantially the result of the Fund’s growth-oriented investment style that was not in favor during the period and the impact of rising interest rates on the Fund’s holdings.
With respect to Nationwide Diamond Hill Large Cap Concentrated Fund, the Trustees noted that the Fund had experienced three-
year performance in the fifth quintile of its peer group and considered that on September 14, 2022 the Board approved a plan of reorganization pursuant to which the Fund would be merged into the Nationwide GQG US Quality Equity Fund in the near future.
The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
The Trustees considered that certain Funds compared unfavorably with their peers on the basis of both their expenses and performance records. With respect to Nationwide American Century Small Cap Income Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median and the Fund’s total expense ratio
(including 12b-1/non-12b-1 fees) was higher than the Fund’s peer group median in the fifth quintile of its peer group. The Trustees noted that the Fund had experienced three-year performance for the period ended June 30, 2022 below median but within the third quintile of its peer group and considered that on September 14, 2022, the Board approved the liquidation of the Fund effective in
January 2023. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory
Agreement for the period until its liquidation.
With respect to Nationwide Global Sustainable Equity Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median and that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was higher than the Fund’s peer group median in the fifth quintile of its peer group. The Trustees considered that in September 2022, the Adviser increased the Fund’s expense limitation having the effect, according to the Adviser, of reducing the Fund’s total net expense ratio by five basis points. The Trustees noted that the Fund had experienced above-median (second quintile) three-year performance for the period ended June 30, 2022. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to Nationwide Government Money Market Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fourth quintile, and that the Fund’s total expense ratio (including 12b-1/
non-12b-1 fees) was in the fifth quintile of its peer group. The Trustees considered that, although the Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared acceptable within seven basis points of the median, particularly in light of the Fund’s three-year investment performance, during a period of generally historically low short-term interest rates, shown to be within the third quintile of its peer group (within one basis point of the median). The Trustees also considered the voluntary waivers put in place by Adviser to maintain the Fund’s $1.00 net asset value for calendar year 2021 and the first half of 2022. The
Trustees determined on the basis of all of the information presented to them that the expense and performance information of the
Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule is subject to contractual advisory fee breakpoints. The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-
Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2022.

Nationwide Geneva Small Cap Growth Fund - April 30, 2023 (Unaudited) - Supplemental Information - 27
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Mutual Funds (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”).  The Trust’s Board of Trustees (the “Board”) has designated
Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a Liquidity Risk
Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets.  The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets.  Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1)
the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;  and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.  Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the  investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.   Each
Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 13, 2023, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2021 through November 30, 2022. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

Nationwide Geneva Small Cap Growth Fund - April 30, 2023 (Unaudited) - Management Information - 29
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 47 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

30 - Management Information - April 30, 2023 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Interested Trustee
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 116
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Nationwide Geneva Small Cap Growth Fund - April 30, 2023 (Unaudited) - Management Information - 31
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Kevin T. Jestice
Year of Birth Positions Held with Funds and Length of Time Served
1980 President, Chief Executive Officer and Principal Executive Officer since March 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Jestice is President and Chief Executive Officer of Nationwide Funds Group and is a Senior Vice President of Nationwide Mutual Insurance
Company.
=
1
He previously served as Vice President of Internal Sales and Service (ISS) and Institutional Investments Distribution (IID) for Nationwide
Financial Services, Inc. Prior to joining Nationwide in 2020, Mr. Jestice served as Principal, Head of Enterprise Advice and as Principal, Head of
Institutional Investor Services at The Vanguard Group, Inc. for more than 13 years.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1963 Senior Vice President and Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group and is a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the Trust’s Treasurer and Principal Financial Officer, and served temporarily as the Trust’s President,
Chief Executive Officer and Principal Executive Officer from September 2022 until March 2023.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
1
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
1

32 - Market Index Definitions - April 30, 2023 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Nationwide Geneva Small Cap Growth Fund - April 30, 2023 (Unaudited) - Market Index Definitions - 33
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

34 - Market Index Definitions - April 30, 2023 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the info rmation on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.

Nationwide Geneva Small Cap Growth Fund - April 30, 2023 (Unaudited) - Market Index Definitions - 35
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

36 - Market Index Definitions - April 30, 2023 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

Nationwide Geneva Small Cap Growth Fund - April 30, 2023 (Unaudited) - Glossary - 37
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds.
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

38 - Glossary - April 30, 2023 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500
®
Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market Capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Mutual Fund: A pooled, diversified portfolio of securities managed by a professional portfolio manager. The pooled funds come from individual investors who purchase shares of the mutual fund.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.

Nationwide Geneva Small Cap Growth Fund - April 30, 2023 (Unaudited) - Glossary - 39
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Share: Also known as stocks or shares of stock, are a portion of ownership of a company’s equity. The value of a share is based on how the company divided its equity into units. Shares entitle the share owner to a portion of the company’s profits (or gain in stock price). This also applies to a drop in the stock price, as the value of the share will go down with it.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-SCG (6-23)
Call 800-848-0920 to request a summary prospectus , statutory prospec tus, or SAI. You can also download regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
T he Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of
Nationwid e Mutual Insurance Company. © 2023

Semiannual Report
April 30, 2023 (Unaudited)
Nationwide Mutual Funds
1940 Act Funds
Nationwide Bond Portfolio
Nationwide Multi-Cap Portfolio
Nationwide U.S.130/30 Equity Portfolio
IMPORTANT INFORMATION
As permitted by the Securities and Exchange Commission, Nationwide Mutual Funds
no longer mails paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports
.
Instead, Nationwide Mutual Funds posts
the reports on the Funds’ website, nationwide.com/ mutualfundprospectuses , and mails you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you do not need to take any action. If you wish to receive reports and other Fund documents via eDelivery
you may elect this option
by contacting your financial intermediary (such as a
broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-
848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, please contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, please call Shareholder Services at 800-848-0920 to register your preference, and tell them that you wish to continue receiving paper copies of your reports. Your election to receive paper reports applies to all Funds held in your account.

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling
800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Overview 4
Shareholder Expense Example 7
Statements of Investments 9
Statements of Assets and Liabilities 94
Statements of Operations 98
Statements of Changes in Net Assets 100
Financial Highlights 102
Notes to Financial Statements 105
Supplemental Information 132
Management Information 137
Market Index Definitions 140
Glossary 145

Nationwide Mutual Funds - April 30, 2023 (Unaudited) - 1
Message to Investors
Dear Investor,
In these complex and uncertain times, we continue to work with determination to navigate markets and manage the assets entrusted to us. At Nationwide, we hold your confidence in the highest regard, as we strive to provide a broad array of competitive mutual funds to support your diverse investment needs. In addition, we maintain our unshakeable commitment to our employees, communities and you, our investors.
During the semi-annual reporting period ended on April 30, 2023, most asset classes produced a positive investment return. In the early part of the reporting period, equity markets experienced fluctuations as investors reacted to various economic data points. Initial market gains were driven by better-than-expected earnings reports and evidence that inflation had peaked in June
2022. During the second month of the reporting period, however, the market experienced a downturn, with the S&P 500
®
Index falling 5.76% in December 2022. This decline was prompted by comments from Jerome Powell, Chair of the Federal Reserve (“Fed”), who indicated that the Fed anticipated further interest rate increases to quell inflation. Further, the Fed raised the median projection for the federal funds rate to 5.1% by the end of 2023, a figure higher than the
4.6% projected in September 2022.
The unexpectedly hawkish comments from the Fed shifted investor sentiment to extremely negative levels in December 2022. However, for the reporting period, equity markets delivered positive returns. The S&P 500
®
Index gained 8.63%, and the MSCI EAFE
®
Index registered a
24.19% return. For perspective, it is important to recognize that the stock market was highly tumultuous in multiple aspects during 2022. For instance, the level of decline in both the equity and bond markets was notable, as was the degree of volatility seen throughout the year. Further, it is noteworthy that the S&P 500
®
Index closed down 57% of the trading days in 2022. Against
this backdrop, the market exhibited resilience during the reporting period, despite the recent banking stress and concerns about a potential recession in the latter half of 2023.
The economic data was mixed during the reporting period, confounding policymakers, economists, and investors. For example, the Fed Funds Futures market continued to price approximately two to three rate cuts by the end of 2023, while the Fed continued to reassure investors that no rate cuts would commence in 2023. Economic growth was modest during the reporting period. For example, fourth-quarter gross domestic product (“GDP”) rose at a
2.6% annualized pace, a minor reduction from the 3.2% annualized growth rate from the prior quarter, per the U.S. Bureau of Economic Analysis. Likewise, for the first quarter of 2023,
GDP grew at an annualized rate of 1.1%. However, signs of decelerating economic growth in the U.S. economy persisted during the reporting period. For instance, key leading economic indicators, such as the yield curve, the Conference Board’s Leading Economic Index
®
(“LEI”),
and tightening bank lending standards, indicated signs of a nearing recession. It is important to remember that recessions and expansions are usually magnified through the labor market, which has remained highly resilient during the reporting period. With the unemployment rate at an all-time 54-year low, investors remained steadfast that a “soft landing” from a potential recession was still feasible, providing a tailwind for equities.
While the exact timing of a recession remains elusive, the economy is showing signs of slower growth.

2 - April 30, 2023 (Unaudited) - Nationwide Mutual Funds
Despite facing challenges during the reporting period, including the collapse of two regional U.S.
banks and the emergency rescue of Credit Suisse, the S&P 500 Index managed to generate a positive return. Within the S&P 500, communication services, information technology, and consumer staples were the strongest performers. On the other hand, energy, financials, and healthcare were the weakest performers. The easing of the two largest sources of discomfort in 2022, namely the highest inflation in over four decades, coupled with the fastest and most aggressive monetary policy response since the 1980s, was arguably the driving force behind the market’s resurgence during the first quarter of 2023. Further, 2022 saw high-valuation technology stocks lag the overall market. During the reporting period, however, investors flocked to large-cap technology companies as fears of a banking contagion roiled investor confidence and increased investors’ expectations that the Fed would have to lower rates to stem an economic downturn.
As measured by the relative outperformance of the Russell 1000
®
Growth Index over the
Russell 1000
®
Value Index, the various indices exemplified the sentiment and positioning of investors over the reporting period. Investors favored companies with strong balance sheets, exceptional cash flows, and the ability to capture market share against a slowing economic backdrop. Further, investors bid up mega-cap tech stocks as some of the hawkish Fed rhetoric and moderation in inflation that crushed long-duration assets in 2022 abated, giving investors hope that the Fed might be closer to pausing its rate hiking cycle. For the reporting period, the
Russell 1000
®
Growth returned 11.51%, while the Russell 1000
®
Value posted a 4.54% return.
Another notable trend during the reporting period was global markets outperforming domestic markets, as measured by the MSCI Emerging Markets
®
Index, which was up 16.36% during
the reporting period. The S&P 500
®
Index, on the other hand, returned 8.63%. The notable
outperformance was attributed to several factors. First, the U.S. Dollar Index fell by 8.8% during the reporting period and over 11% since reaching a multi-decade high in September 2022.
Second, China’s GDP grew by 4.5% in the first quarter of 2023, reassuring investors that the bullish narrative surrounding China’s growth remained largely intact. Lastly, European banking risks moderated, decreasing the probability of contagion among European banks.
The 2-year Treasury yield epitomized the volatility experienced by the fixed-income market during the reporting period. For example, the 2-year U.S. Treasury yield went from a high of
5.1% on March 8th, 2023, to around 4.0% on March 13th, 2023. Moreover, the yield on the
2-year Treasury moved 0.20% or more for six consecutive days in March, the longest streak since at least 1977. The rapid movement in yields primarily reflected investors’ risk-off appetite and fears that a credit crunch would increase the risk of the Federal Reserve committing a policy error, i.e., pushing the economy into a recession. Further, the ICE BofAML MOVE Index, which tracks bond market volatility, traded at levels not seen since the 2008-2009 Global Financial
Crisis. For perspective, the MOVE Index started the reporting period at 148, increased to over
180 on March 15th, and ended the reporting period at 122.
The recent performance of risk assets during the reporting period is likely attributed to the resurgence of better-than-expected economic data, easing of banking sector pressures, and disinflation trends.
The sustained yield curve inversion over the reporting period reflected the bond market’s elevated anxiety about a potential recession in the year ahead. For example, at the beginning of the reporting period, the spread between the 10-year U.S. Treasury note yield and the 2-year
U.S. Treasury note yield was -0.47. Against the backdrop of a potential Fed policy error, the spread reached a low of -1.07 on March 8th, a level not seen since the 1980s. Due to the crisis in banking, however, the spread began to narrow, which some investors interpreted as an ominous sign that a recession was likely on the horizon. Amidst all the volatility experienced in the bond market during the reporting period, investors allocated cash into money market funds, with money market funds swelling to $5.26 trillion as of April 27th, 2023. The influx into money market funds represented an important shift in investor sentiment and preference during the reporting period. Cash sorting, or investors migrating from non-interest paying deposits to money market funds, was a key concern for investors worried about bank profitability, specifically net

Nationwide Mutual Funds - April 30, 2023 (Unaudited) - 3
interest margins. Ultimately, Treasury bill yields may rise modestly if the Fed continues to hike rates; however, as economic data continues to moderate, the Fed will need to balance financial stability risk against its mission to assuage inflation.
As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial professional. At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.
Sincerely,
Kevin T. Jestice
President and Chief Executive Officer
Nationwide Funds
The following chart provides returns for various market segments for the six-month reporting period that ended April 30, 2023:
Index
Semiannual Total Return
(as of April 30, 2023)
Bloomberg Emerging Markets USD (United States Dollars)
Aggregate Bond Index 10.28%
Bloomberg Municipal Bond Index 7.65%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index 2.89%
Bloomberg U.S. 10-20 Year Treasury Bond Index 11.85%
Bloomberg U.S. Aggregate Bond Index 6.91%
Bloomberg U.S. Corporate High Yield Index 6.21%
MSCI EAFE
®
Index 24.19%
MSCI Emerging Markets
®
Index 16.36%
MSCI ACWI ex USA Index 20.65%
Russell 1000
®
Growth Index 11.51%
Russell 1000
®
Value Index 4.54%
Russell 2000
®
Index -3.45%
S&P 500
®
Index 8.63%
Source: Morningstar

4 - Fund Overview - April 30, 2023 (Unaudited) - Nationwide Bond Portfolio
Asset Allocation
1
Corporate Bonds 42.7%
Mortgage-Backed Securities 35.6%
U.S. Treasury Obligations 17.7%
Asset-Backed Securities 6.5%
Commercial Mortgage-Backed Securities 2.2%
Short-Term Investments 1.4%
Foreign Government Securities 1.0%
Repurchase Agreement 0.2%
Supranational 0.2%
Collateralized Mortgage Obligations 0.1%
Municipal Bonds 0.1%
Interest Rate Swaps
†
0.0%
Futures Contracts (0.2)%
Liabilities in excess of other assets
§
(7.5)%
100.0%
Top Industries
2
Banks 7.6%
Oil, Gas & Consumable Fuels 3.7%
Capital Markets 3.1%
Health Care Providers & Services 2.3%
Diversified Telecommunication Services 2.0%
Beverages 1.8%
Semiconductors & Semiconductor Equipment 1.4%
Software 1.1%
Specialized REITs 1.0%
Electric Utilities 1.0%
Other Industries
#
75.0%
100.0%
Top Holdings
2
FNMA/FHLMC UMBS, 30 Year, Single Family,
5.50%, 5/25/2053 3.3%
U.S. Treasury Bonds, 2.00%, 11/15/2041 3.2%
FNMA/FHLMC UMBS, 30 Year, Single Family,
5.00%, 5/25/2053 2.6%
GNMA, 3.50%, 5/15/2053 2.5%
U.S. Treasury Bonds, 3.00%, 8/15/2052 2.3%
U.S. Treasury Bonds, 1.88%, 2/15/2041 2.0%
GNMA, 2.00%, 12/20/2051 1.9%
FNMA/FHLMC UMBS, 30 Year, Single Family,
4.00%, 5/25/2053 1.5%
FNMA UMBS, 5.50%, 11/1/2052 1.5%
U.S. Treasury Bonds, 3.00%, 2/15/2048 1.4%
Other Holdings
#
77.8%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

Nationwide Multi-Cap Portfolio - April 30, 2023 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Common Stocks 70.4%
Short-Term Investments 9.4%
Corporate Bonds 4.2%
Exchange Traded Funds 1.7%
Asset-Backed Securities 1.6%
U.S. Treasury Obligations 1.3%
Mortgage-Backed Securities 1.1%
Commercial Mortgage-Backed Securities 0.8%
Collateralized Mortgage Obligations 0.7%
Repurchase Agreements 0.5%
Total Return Swaps 0.2%
Foreign Government Securities 0.2%
Spot Currency Contracts 0.1%
Purchased Options 0.1%
U.S. Government Agency Security
†
0.0%
Interest Rate Swaps
†
0.0%
Credit Default Swaps
†
0.0%
Forward Currency Contracts
†
0.0%
Preferred Stock
†
0.0%
Master Limited Partnership
†
0.0%
Rights
†
0.0%
Closed End Fund
†
0.0%
Written Options
†
(0.0)%
Futures Contracts (0.2)%
Other assets in excess of liabilities
§
7.9%
100.0%
Top Industries
2
Software 7.0%
Technology Hardware, Storage & Peripherals 4.8%
Semiconductors & Semiconductor Equipment 4.1%
Oil, Gas & Consumable Fuels 3.9%
Banks 3.6%
Financial Services 3.3%
Interactive Media & Services 3.3%
Pharmaceuticals 3.1%
Health Care Equipment & Supplies 2.5%
Capital Markets 2.5%
Other Industries
#
61.9%
100.0%
Top Holdings
2
Apple, Inc. 4.7%
Microsoft Corp. 4.2%
Amazon.com, Inc. 1.7%
NVIDIA Corp. 1.2%
Alphabet, Inc., Class A 1.2%
Berkshire Hathaway, Inc., Class B 1.1%
Alphabet, Inc., Class C 1.0%
Meta Platforms, Inc., Class A 1.0%
Credit Agricole Corporate and Investment Bank,
5/1/2023 0.9%
Rogers Communications, Inc., 5/25/2023 0.9%
Other Holdings
#
82.1%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings , the repurchase agreements are included as part of Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

6 - Fund Overview - April 30, 2023 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Asset Allocation
1
Common Stocks 97.5%
Total Return Swaps (0.5)%
Liabilities in excess of other assets 3.0%
100.0%
Top Industries
2
Software 10.8%
Technology Hardware, Storage & Peripherals 8.9%
Health Care Providers & Services 6.6%
Insurance 6.1%
Specialty Retail 5.6%
Hotels, Restaurants & Leisure 4.9%
Chemicals 4.7%
Interactive Media & Services 4.1%
Machinery 4.0%
Financial Services 3.9%
Other Industries 40.4%
100.0%
Top Holdings
2
Apple, Inc. 6.9%
Microsoft Corp. 3.5%
Mastercard, Inc., Class A 2.5%
Meta Platforms, Inc., Class A 2.3%
HCA Healthcare, Inc. 2.1%
O'Reilly Automotive, Inc. 2.0%
AutoZone, Inc. 1.9%
Target Corp. 1.9%
Corteva, Inc. 1.7%
Trane Technologies plc 1.7%
Other Holdings 73.5%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

1940 Act Funds - April 30, 2023 (Unaudited) - Shareholder Expense Example - 7
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2022) and continued to hold your shares at the end of the reporting period (April 30, 2023).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2022 through April 30, 2023. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses
Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2022 through April 30, 2023. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 11/1/22
Ending Account
Value($) 4/30/23
Expenses Paid
During Period ($)
11/1/22 - 4/30/23
Expense Ratio
During Period (%)
11/1/22 - 4/30/23
Nationwide Bond Portfolio
Class R6 Shares
Actual
(a)
1,000.00 1,071.40 1.64 0.32
Hypothetical
(a)(b)
1,000.00 1,023.21 1.61 0.32
Nationwide Multi-Cap Portfolio
Class R6 Shares
Actual
(a)
1,000.00 1,077.10 1.29 0.25
Hypothetical
(a)(b)
1,000.00 1,023.55 1.25 0.25

8 - Shareholder Expense Example - April 30, 2023 (Unaudited) - 1940 Act Funds
Beginning Account
Value($) 11/1/22
Ending Account
Value($) 4/30/23
Expenses Paid
During Period ($)
11/1/22 - 4/30/23
Expense Ratio
During Period (%)
11/1/22 - 4/30/23
Nationwide U.S. 130/30 Equity Portfolio
Class R6 Shares
Actual
(a)
1,000.00 1,000.00 2.43 0.49
Hypothetical
(a)(b)
1,000.00 1,022.36 2.46 0.49
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2022 through April 30, 2023 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-
month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

Nationwide Bond Portfolio - April 30, 2023 (Unaudited) - Statement of Investments - 9
Asset-Backed Securities 6 .5%
Principal
Amount ($) Value ($)
CAYMAN ISLANDS 3 .2%
Other 3 .2%
AB BSL CLO 1 Ltd., Series
2020-1A, Class A1R,
6.36%, 1/15/2035(a)(b) 635,000 623,708
Barings CLO Ltd., Series
2019-3A, Class A1R,
6.32%, 4/20/2031(a)(b) 3,500,000 3,466,036
Diameter Capital CLO
4 Ltd., Series 2022-
4A, Class A1, 7.02%,
1/15/2036(a)(b) 2,000,000 2,007,400
LCM 39 Ltd., Series
39A, Class A1, 6.95%,
10/15/2034(a)(b) 745,000 748,129
Oaktree CLO Ltd., Series
2021-1A, Class A1,
6.42%, 7/15/2034(a)(b) 3,500,000 3,425,569
OHA Credit Funding 6 Ltd.,
Series 2020-6A, Class
AR, 6.39%, 7/20/2034(a)
(b) 3,300,000 3,244,339
Palmer Square CLO
Ltd., Series 2019-1A,
Class A1R, 6.02%,
11/14/2034(a)(b) 4,000,000 3,922,252
Park Blue CLO 2022-II
Ltd., Series 2022-
2A, Class A1, 7.19%,
1/20/2035(a)(b) 1,500,000 1,510,565
PARK BLUE CLO Ltd.,
Series 2023-3A, Class
A1, 6.96%, 4/20/2036(a)
(b) 3,500,000 3,491,246
PPM CLO Ltd., Series
2022-6A, Class A,
7.02%, 1/20/2031(a)(b) 3,300,000 3,299,258
RR 26 Ltd., Series 2023-
26A, Class A1, 6.51%,
4/15/2038(a)(b) 2,200,000 2,200,473
27,938,975
JERSEY 0 .4%
Other 0 .4%
Benefit Street Partners
CLO XXX Ltd., Series
2023-30A, Class A,
6.81%, 4/25/2036(a)(b) 3,200,000 3,210,038
Silver Point CLO 1 Ltd.,
Series 2022-1A, Class
A1, 7.10%, 1/20/2036(a)
(b) 1,100,000 1,103,379
4,313,417
UNITED STATES 2 .9%
Automobiles 1 .4%
Hyundai Auto Lease
Securitization Trust,
Series 2021-B, Class
A4, 0.38%, 8/15/2025(b) 1,800,000 1,757,116
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Hyundai Auto Receivables
Trust, Series 2023-A,
Class A2A, 5.19%,
12/15/2025 2,200,000 2,195,445
Nissan Auto Receivables
Owner Trust, Series
2023-A, Class A2A,
5.34%, 2/17/2026 2,200,000 2,200,837
Santander Drive Auto
Receivables Trust
Series 2021-1, Class D,
1.13%, 11/16/2026 500,000 476,866
Series 2021-3, Class D,
1.33%, 9/15/2027 1,000,000 940,617
Toyota Lease Owner Trust,
Series 2023-A, Class
A2, 5.30%, 8/20/2025(b) 2,100,000 2,101,706
World Omni Auto
Receivables Trust,
Series 2023-B, Class
A2A, 5.25%, 11/16/2026 2,200,000 2,197,363
11,869,950
Credit Card 1 .0%
Barclays Dryrock Issuance
Trust, Series 2023-
1, Class A, 4.72%,
2/15/2029 4,400,000 4,433,784
Capital One Multi-Asset
Execution Trust, Series
2022-A3, Class A,
4.95%, 10/15/2027 2,200,000 2,224,066
Discover Card Execution
Note Trust, Series 2023-
A1, Class A, 4.31%,
3/15/2028 2,300,000 2,294,834
8,952,684
Other 0 .5%
AIG CLO LLC, Series
2021-1A, Class A,
6.43%, 4/22/2034(a)(b) 4,500,000 4,404,217
25,226,851
Total Asset-Backed Securities
(cost  $57,286,562) 57,479,243
Collateralized Mortgage Obligations 0 .1%
UNITED STATES 0 .1%
Connecticut Avenue
Securities Trust
Series 2019-R07,
Class 1M2, 7.12%,
10/25/2039(a)(b) 54,902 54,902
Series 2023-R03,
Class 2M2, 0.00%,
4/25/2043(a)(b) 181,218 181,671

10 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Bond Portfolio
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
Connecticut Avenue
Securities Trust
FHLMC STACR Trust,
Series 2019-DNA4,
Class B1, 7.72%,
10/25/2049(a)(b) 280,000 281,919
518,492
0
Total Collateralized Mortgage Obligations
(cost $517,991) 518,492
Commercial Mortgage-Backed Securities 2 .2%
UNITED STATES 2 .2%
BANK
Series 2019-BN17,
Class A4, 3.71%,
4/15/2052 1,000,000 935,918
Series 2022-BNK39,
Class A4, 2.93%,
2/15/2055 1,900,000 1,635,007
Series 2022-BNK43,
Class A5, 4.40%,
8/15/2055 1,250,000 1,203,431
Series 2017-BNK6,
Class ASB, 3.29%,
7/15/2060 849,005 818,082
Series 2020-BN27,
Class A5, 2.14%,
4/15/2063 796,000 658,066
Series 2022-BNK40,
Class A4, 3.51%,
3/15/2064(a) 2,380,000 2,129,434
Bank of America Merrill
Lynch Commercial
Mortgage Trust , Series
2016-UB10, Class A4,
3.17%, 7/15/2049 735,000 687,688
Benchmark Mortgage
Trust
Series 2018-B8, Class
AS, 4.53%, 1/15/2052(a) 500,000 472,348
Series 2020-B16, Class
A5, 2.73%, 2/15/2053 750,000 651,384
Series 2020-B21, Class
A4, 1.70%, 12/17/2053 300,000 241,875
Citigroup Commercial
Mortgage Trust , Series
2019-GC41, Class A4,
2.62%, 8/10/2056 500,000 437,393
FHLMC Multifamily
Structured Pass-
Through Certificates
REMICS
Series K077, Class A2,
3.85%, 5/25/2028(a) 2,000,000 1,976,624
Series K086, Class A2,
3.86%, 11/25/2028(a) 1,000,000 987,285
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Series K126, Class A2,
2.07%, 1/25/2031 1,000,000 864,211
Series KF153, Class AS,
5.31%, 2/25/2033(a) 800,000 799,993
FNMA ACES REMICS,
Series 2022-M1,
Class A2, 1.73%,
10/25/2031(a) 1,000,000 818,953
JPMBB Commercial
Mortgage Securities
Trust
Series 2014-C21, Class
A5, 3.77%, 8/15/2047 752,000 730,787
Series 2015-C30, Class
AS, 4.23%, 7/15/2048(a) 500,000 474,270
Series 2015-C31, Class
A3, 3.80%, 8/15/2048 347,252 332,311
JPMDB Commercial
Mortgage Securities
Trust , Series 2017-
C7, Class A5, 3.41%,
10/15/2050 500,000 467,217
Morgan Stanley Bank of
America Merrill Lynch
Trust , Series 2015-
C25, Class A4, 3.37%,
10/15/2048 535,000 511,557
Morgan Stanley Capital
I Trust , Series 2017-
H1, Class AS, 3.77%,
6/15/2050 500,000 462,821
Wells Fargo Commercial
Mortgage Trust
Series 2019-C52, Class
A5, 2.89%, 8/15/2052 530,000 467,596
Series 2016-C33, Class
A4, 3.43%, 3/15/2059 1,225,000 1,160,976
Total Commercial Mortgage-Backed
Securities
(cost $21,444,370) 19,925,227
Corporate Bonds 42 .7%
AUSTRALIA 0 .1%
Banks 0 .1%
Westpac Banking Corp.,
3.74%, 8/26/2025 385,000 376,856
BELGIUM 1 .0%
Beverages 1 .0%
Anheuser-Busch Cos.
LLC, 4.70%, 2/1/2036 3,025,000 3,043,384
Anheuser-Busch InBev
Worldwide, Inc., 4.75%,
1/23/2029 5,775,000 5,905,776
8,949,160

Nationwide Bond Portfolio - April 30, 2023 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
CANADA 1 .0%
Banks 0 .5%
Bank of Montreal, 3.70%,
6/7/2025 670,000 652,323
Bank of Nova Scotia (The),
2.20%, 2/3/2025 1,000,000 951,263
Canadian Imperial Bank
of Commerce, 1.25%,
6/22/2026 850,000 763,539
Royal Bank of Canada
3.97%, 7/26/2024 380,000 374,829
2.05%, 1/21/2027 500,000 457,160
3.63%, 5/4/2027 150,000 144,412
Toronto-Dominion Bank
(The), 0.75%, 1/6/2026 1,200,000 1,078,190
4,421,716
Capital Markets 0 .1%
Brookfield Finance, Inc.,
4.85%, 3/29/2029 300,000 295,095
Ground Transportation 0 .1%
Canadian Pacific Railway
Co., 2.45%, 12/2/2031 800,000 713,757
Oil, Gas & Consumable Fuels 0 .3%
Canadian Natural
Resources Ltd., 3.85%,
6/1/2027 580,000 556,860
Enbridge, Inc.
1.60%, 10/4/2026 400,000 362,240
4.25%, 12/1/2026 500,000 492,149
5.70%, 3/8/2033 847,000 879,602
2,290,851
Professional Services 0 .0%
†
Thomson Reuters Corp.,
3.35%, 5/15/2026 100,000 96,717
Wireless Telecommunication Services 0 .0%
†
Rogers Communications,
Inc., 3.20%,
3/15/2027(b) 425,000 398,538
8,216,674
CHINA 0 .4%
Semiconductors & Semiconductor Equipment 0 .4%
NXP BV
3.15%, 5/1/2027 265,000 248,308
3.40%, 5/1/2030 2,725,000 2,449,628
2.50%, 5/11/2031 400,000 330,512
3,028,448
FRANCE 0 .1%
Banks 0 .1%
BPCE SA, 4.63%,
9/12/2028(b) 1,250,000 1,192,363
GERMANY 0 .1%
Capital Markets 0 .1%
Deutsche Bank AG
(SOFR + 1.13%),
1.45%, 4/1/2025(c) 1,000,000 942,676
Corporate Bonds
Principal
Amount ($) Value ($)
GERMANY
Capital Markets
(SOFR + 1.22%),
2.31%, 11/16/2027(c) 150,000 129,831
1,072,507
IRELAND 0 .3%
Consumer Finance 0 .3%
AerCap Ireland Capital
DAC
3.00%, 10/29/2028 1,075,000 935,915
3.30%, 1/30/2032 764,000 625,771
3.40%, 10/29/2033 1,325,000 1,064,668
2,626,354
JAPAN 0 .9%
Automobiles 0 .1%
Honda Motor Co. Ltd.,
2.53%, 3/10/2027 420,000 394,528
Banks 0 .7%
Mitsubishi UFJ Financial
Group, Inc.
1.41%, 7/17/2025 1,000,000 919,765
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.55%), 0.95%,
7/19/2025(c) 880,000 831,004
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.67%), 1.64%,
10/13/2027(c) 850,000 755,475
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.83%), 2.34%,
1/19/2028(c) 200,000 181,182
Mizuho Financial Group,
Inc., (SOFR + 1.24%),
2.84%, 7/16/2025(c) 400,000 386,528
Sumitomo Mitsui Financial
Group, Inc.
0.95%, 1/12/2026 2,250,000 2,018,359
1.40%, 9/17/2026 260,000 230,870
5,323,183
Capital Markets 0 .1%
Nomura Holdings, Inc.,
5.10%, 7/3/2025 320,000 315,859
6,033,570
MEXICO 0 .5%
Beverages 0 .2%
Coca-Cola Femsa SAB de
CV, 2.75%, 1/22/2030 1,852,000 1,661,355

12 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
MEXICO
Construction & Engineering 0 .3%
Mexico City Airport
Trust, Reg. S, 3.88%,
4/30/2028 2,510,000 2,324,685
Metals & Mining 0 .0%
†
Southern Copper Corp.,
3.88%, 4/23/2025 185,000 181,347
4,167,387
NETHERLANDS 0 .0%
†
Banks 0 .0%
†
Cooperatieve Rabobank
UA, 4.38%, 8/4/2025 250,000 241,557
ING Groep NV, 3.95%,
3/29/2027 200,000 192,082
433,639
QATAR 0 .2%
Oil, Gas & Consumable Fuels 0 .2%
QatarEnergy, Reg. S,
2.25%, 7/12/2031 1,570,000 1,351,946
SAUDI ARABIA 0 .2%
Oil, Gas & Consumable Fuels 0 .2%
Saudi Arabian Oil
Co., Reg. S, 3.50%,
4/16/2029 2,370,000 2,236,687
SOUTH KOREA 0 .0%
†
Metals & Mining 0 .0%
†
POSCO, 5.75%,
1/17/2028(b) 350,000 363,447
SPAIN 0 .3%
Banks 0 .3%
Banco Santander SA
2.75%, 5/28/2025 400,000 376,948
1.85%, 3/25/2026 2,000,000 1,810,907
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.90%), 1.72%,
9/14/2027(c) 400,000 351,893
2,539,748
SWITZERLAND 0 .1%
Capital Markets 0 .1%
Credit Suisse Group
AG, (SOFR + 5.02%),
9.02%, 11/15/2033(b)(c) 975,000 1,157,003
UNITED ARAB EMIRATES 0 .3%
Oil, Gas & Consumable Fuels 0 .3%
Galaxy Pipeline Assets
Bidco Ltd., Reg. S,
2.63%, 3/31/2036 2,770,000 2,282,477
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM 1 .4%
Banks 0 .9%
Barclays plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.30%), 5.30%,
8/9/2026(c) 215,000 213,142
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.05%), 2.28%,
11/24/2027(c) 740,000 661,334
HSBC Holdings plc
(SOFR + 1.51%),
4.18%, 12/9/2025(c) 585,000 571,367
(SOFR + 1.10%),
2.25%, 11/22/2027(c) 1,775,000 1,587,203
(SOFR + 2.61%),
5.21%, 8/11/2028(c) 2,215,000 2,205,153
Lloyds Banking Group plc
4.45%, 5/8/2025 200,000 196,426
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.75%), 4.72%,
8/11/2026(c) 730,000 720,200
(ICE LIBOR USD 3
Month + 1.21%), 3.57%,
11/7/2028(c) 1,235,000 1,145,515
NatWest Group plc,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.27%), 5.52%,
9/30/2028(c) 1,200,000 1,205,084
8,505,424
Beverages 0 .0%
†
Diageo Capital plc, 2.00%,
4/29/2030 400,000 344,821
Food Products 0 .1%
Unilever Capital Corp.,
2.90%, 5/5/2027(d) 450,000 430,793
Tobacco 0 .4%
BAT Capital Corp.
3.56%, 8/15/2027 300,000 280,753
2.26%, 3/25/2028 970,000 842,185
7.75%, 10/19/2032 110,000 121,873
BAT International Finance
plc
1.67%, 3/25/2026 1,500,000 1,365,751
4.45%, 3/16/2028 325,000 312,195
2,922,757
12,203,795

Nationwide Bond Portfolio - April 30, 2023 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES 35 .8%
Aerospace & Defense 0 .6%
Boeing Co. (The)
5.04%, 5/1/2027 200,000 200,958
3.38%, 6/15/2046 2,650,000 1,878,880
3.85%, 11/1/2048 450,000 335,372
Huntington Ingalls
Industries, Inc., 3.48%,
12/1/2027 500,000 471,710
Lockheed Martin Corp.,
3.90%, 6/15/2032 540,000 524,431
Raytheon Technologies
Corp.
3.95%, 8/16/2025 800,000 789,347
4.05%, 5/4/2047 825,000 714,743
4,915,441
Air Freight & Logistics 0 .1%
United Parcel Service,
Inc., 3.90%, 4/1/2025 500,000 496,264
Automobiles 0 .2%
General Motors Co.
4.20%, 10/1/2027 800,000 767,625
5.95%, 4/1/2049 1,375,000 1,273,507
2,041,132
Banks 5 .6%
Bank of America Corp.,
Series L, 3.95%,
4/21/2025 1,000,000 976,908
Bank of America Corp.
(SOFR + 0.65%),
1.53%, 12/6/2025(c) 1,300,000 1,219,560
(SOFR + 1.15%),
1.32%, 6/19/2026(c) 550,000 503,091
(SOFR + 1.75%),
4.83%, 7/22/2026(c)(d) 635,000 628,893
(SOFR + 1.01%),
1.20%, 10/24/2026(c) 1,000,000 904,663
(SOFR + 0.96%),
1.73%, 7/22/2027(c) 2,000,000 1,791,799
(ICE LIBOR USD 3
Month + 1.58%), 3.82%,
1/20/2028(c) 500,000 477,316
(SOFR + 2.04%),
4.95%, 7/22/2028(c) 660,000 657,733
(SOFR + 1.63%),
5.20%, 4/25/2029(c) 2,745,000 2,763,248
(SOFR + 1.06%),
2.09%, 6/14/2029(c) 4,075,000 3,521,424
6.11%, 1/29/2037 4,500,000 4,823,782
Bank of America Corp.,
Series N, (SOFR
+ 0.91%), 1.66%,
3/11/2027(c) 200,000 180,737
Citigroup, Inc.
(SOFR + 1.37%),
4.14%, 5/24/2025(c) 580,000 572,905
4.40%, 6/10/2025 200,000 196,597
3.20%, 10/21/2026 1,000,000 949,573
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Banks
(SOFR + 0.77%),
1.46%, 6/9/2027(c) 4,150,000 3,725,203
4.45%, 9/29/2027 400,000 390,855
(SOFR + 1.35%),
3.06%, 1/25/2033(c) 3,650,000 3,111,879
HSBC USA, Inc., 3.75%,
5/24/2024 220,000 216,112
JPMorgan Chase & Co.
(CME Term SOFR 3
Month + 1.59%), 2.00%,
3/13/2026(c) 979,000 923,223
(SOFR + 1.85%),
2.08%, 4/22/2026(c) 491,000 462,617
2.95%, 10/1/2026 753,000 714,507
(SOFR + 0.80%),
1.05%, 11/19/2026(c) 1,000,000 901,046
(SOFR + 0.89%),
1.58%, 4/22/2027(c) 218,000 197,518
(SOFR + 0.77%),
1.47%, 9/22/2027(c) 1,000,000 890,454
(SOFR + 1.89%),
2.18%, 6/1/2028(c) 1,850,000 1,661,754
(SOFR + 1.99%),
4.85%, 7/25/2028(c) 1,665,000 1,669,528
(SOFR + 2.52%),
2.96%, 5/13/2031(c) 400,000 346,660
(SOFR + 1.26%),
2.96%, 1/25/2033(c) 425,000 363,446
(SOFR + 1.80%),
4.59%, 4/26/2033(c) 5,075,000 4,938,062
M&T Bank Corp., (SOFR
+ 1.85%), 5.05%,
1/27/2034(c) 1,280,000 1,201,525
Truist Financial Corp.,
3.70%, 6/5/2025 1,000,000 963,289
US Bancorp, (SOFR
+ 1.66%), 4.55%,
7/22/2028(c) 170,000 165,272
Wells Fargo & Co.
(SOFR + 1.32%),
3.91%, 4/25/2026(c) 1,605,000 1,565,064
(SOFR + 1.51%),
3.53%, 3/24/2028(c) 705,000 666,183
(SOFR + 2.10%),
2.39%, 6/2/2028(c) 1,500,000 1,352,363
(SOFR + 1.26%),
2.57%, 2/11/2031(c) 3,680,000 3,142,894
(SOFR + 2.10%),
4.90%, 7/25/2033(c) 366,000 358,175
50,095,858
Beverages 0 .7%
Constellation Brands, Inc.
4.40%, 11/15/2025 800,000 793,163
4.75%, 12/1/2025 500,000 501,505
Keurig Dr Pepper, Inc.
3.40%, 11/15/2025 500,000 483,811
4.60%, 5/25/2028 1,800,000 1,809,461

14 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Beverages
3.95%, 4/15/2029 1,648,000 1,591,613
3.20%, 5/1/2030 470,000 429,500
PepsiCo, Inc., 3.60%,
2/18/2028 760,000 749,030
6,358,083
Biotechnology 0 .9%
AbbVie, Inc.
4.30%, 5/14/2036 742,000 702,634
4.25%, 11/21/2049 2,261,000 1,981,922
Amgen, Inc.
5.25%, 3/2/2030 1,848,000 1,897,980
5.25%, 3/2/2033 1,882,000 1,936,387
Regeneron
Pharmaceuticals, Inc.,
1.75%, 9/15/2030 1,546,000 1,262,946
7,781,869
Broadline Retail 0 .1%
Amazon.com, Inc., 3.10%,
5/12/2051 675,000 510,210
Building Products 0 .1%
Carlisle Cos., Inc., 2.75%,
3/1/2030 371,000 319,750
Carrier Global Corp.,
2.49%, 2/15/2027 378,000 350,045
669,795
Capital Markets 3 .0%
Ares Capital Corp.
3.88%, 1/15/2026 500,000 466,051
2.15%, 7/15/2026 2,350,000 2,052,052
2.88%, 6/15/2028 500,000 420,121
Barings BDC, Inc., 3.30%,
11/23/2026 25,000 22,224
Blackstone Private Credit
Fund, 2.70%, 1/15/2025 130,000 121,291
Charles Schwab Corp.
(The)
3.63%, 4/1/2025 1,000,000 967,250
2.45%, 3/3/2027 205,000 185,808
CME Group, Inc., 2.65%,
3/15/2032 60,000 52,614
FactSet Research
Systems, Inc., 2.90%,
3/1/2027 925,000 864,689
FS KKR Capital Corp.
3.40%, 1/15/2026 200,000 182,388
2.63%, 1/15/2027 500,000 427,248
3.25%, 7/15/2027 1,350,000 1,165,140
Golub Capital BDC, Inc.,
2.50%, 8/24/2026 163,000 140,940
Intercontinental Exchange,
Inc., 3.65%, 5/23/2025 335,000 328,650
LPL Holdings, Inc., 4.00%,
3/15/2029(b) 1,740,000 1,562,824
Morgan Stanley
4.00%, 7/23/2025 200,000 197,121
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Capital Markets
5.00%, 11/24/2025 300,000 300,499
(SOFR + 0.72%),
0.98%, 12/10/2026(c) 2,420,000 2,164,338
3.63%, 1/20/2027 1,000,000 962,677
(SOFR + 0.88%),
1.59%, 5/4/2027(c) 2,450,000 2,203,540
(SOFR + 0.86%),
1.51%, 7/20/2027(c) 3,000,000 2,665,593
(SOFR + 1.59%),
5.16%, 4/20/2029(c) 2,255,000 2,271,256
(ICE LIBOR USD 3
Month + 1.63%), 4.43%,
1/23/2030(c) 4,700,000 4,540,962
Nasdaq, Inc., 3.85%,
6/30/2026 200,000 196,212
Prospect Capital Corp.
3.71%, 1/22/2026 400,000 355,063
3.44%, 10/15/2028 150,000 116,063
S&P Global, Inc.
2.45%, 3/1/2027 870,000 816,241
4.75%, 8/1/2028 780,000 796,236
1.25%, 8/15/2030 500,000 403,437
26,948,528
Chemicals 0 .8%
Cabot Corp., 4.00%,
7/1/2029 720,000 675,332
Celanese US Holdings
LLC
5.90%, 7/5/2024 2,375,000 2,377,619
6.05%, 3/15/2025 2,375,000 2,383,963
1.40%, 8/5/2026 230,000 201,658
6.33%, 7/15/2029 250,000 253,265
DuPont de Nemours, Inc.,
4.49%, 11/15/2025 150,000 149,568
EIDP, Inc., 2.30%,
7/15/2030 395,000 340,847
Huntsman International
LLC, 4.50%, 5/1/2029 20,000 18,797
Sherwin-Williams Co.
(The), 3.45%, 6/1/2027 305,000 292,754
6,693,803
Commercial Services & Supplies 0 .5%
Cintas Corp. No. 2
3.45%, 5/1/2025 565,000 551,729
3.70%, 4/1/2027 4,000 3,916
Republic Services, Inc.,
3.95%, 5/15/2028 2,980,000 2,921,280
Waste Connections, Inc.,
3.20%, 6/1/2032 145,000 128,997
Waste Management, Inc.,
4.15%, 4/15/2032 1,025,000 1,006,186
4,612,108
Communications Equipment 0 .3%
Motorola Solutions, Inc.
4.60%, 2/23/2028 1,190,000 1,180,580

Nationwide Bond Portfolio - April 30, 2023 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Communications Equipment
4.60%, 5/23/2029 1,658,000 1,631,084
2,811,664
Construction & Engineering 0 .0%
†
Quanta Services, Inc.
2.90%, 10/1/2030 100,000 86,743
2.35%, 1/15/2032 505,000 406,769
493,512
Construction Materials 0 .0%
†
Martin Marietta Materials,
Inc., 3.50%, 12/15/2027 300,000 289,878
Consumer Finance 0 .4%
American Express Co.
3.38%, 5/3/2024 220,000 215,901
3.95%, 8/1/2025 200,000 196,112
American Honda Finance
Corp., 1.20%, 7/8/2025 1,000,000 930,155
Capital One Financial
Corp., 3.75%, 7/28/2026 550,000 515,540
General Motors Financial
Co., Inc.
3.80%, 4/7/2025 70,000 68,001
4.35%, 1/17/2027 600,000 580,627
Toyota Motor Credit Corp.,
3.95%, 6/30/2025 1,375,000 1,360,192
3,866,528
Distributors 0 .1%
Genuine Parts Co., 1.75%,
2/1/2025 1,000,000 945,310
Diversified REITs 0 .2%
Digital Realty Trust LP,
3.70%, 8/15/2027(d) 200,000 186,277
GLP Capital LP, 5.75%,
6/1/2028 510,000 501,981
Simon Property Group LP,
1.38%, 1/15/2027 80,000 70,942
VICI Properties LP
4.38%, 5/15/2025 1,090,000 1,062,449
4.50%, 1/15/2028(b) 250,000 234,563
2,056,212
Diversified Telecommunication Services 2 .2%
AT&T, Inc.
1.70%, 3/25/2026 1,000,000 923,342
2.30%, 6/1/2027 2,505,000 2,297,529
1.65%, 2/1/2028 2,300,000 2,017,458
2.75%, 6/1/2031 6,475,000 5,583,615
4.85%, 3/1/2039 1,000,000 938,370
Sprint Capital Corp.,
8.75%, 3/15/2032 855,000 1,045,080
Verizon Communications,
Inc.
0.85%, 11/20/2025 1,500,000 1,367,215
4.33%, 9/21/2028 5,175,000 5,120,165
19,292,774
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Electric Utilities 1 .1%
American Electric Power
Co., Inc., 2.30%,
3/1/2030 100,000 84,887
Arizona Public Service
Co., 2.20%, 12/15/2031 210,000 168,860
Commonwealth Edison
Co., 2.20%, 3/1/2030 149,000 128,521
Duke Energy Corp.
3.15%, 8/15/2027 600,000 567,845
4.30%, 3/15/2028 90,000 88,729
Entergy Corp., 0.90%,
9/15/2025 100,000 91,102
Entergy Texas, Inc.,
4.00%, 3/30/2029 100,000 97,375
Eversource Energy,
4.20%, 6/27/2024 665,000 656,823
Georgia Power Co.,
4.70%, 5/15/2032 390,000 389,071
Indiana Michigan Power
Co., 3.85%, 5/15/2028 200,000 193,995
Interstate Power and Light
Co., 4.10%, 9/26/2028 100,000 98,266
NextEra Energy Capital
Holdings, Inc., 1.90%,
6/15/2028 2,495,000 2,199,402
NSTAR Electric Co.,
3.20%, 5/15/2027 100,000 95,755
Oncor Electric Delivery Co.
LLC
4.15%, 6/1/2032 125,000 122,373
4.55%, 9/15/2032 160,000 160,173
Pacific Gas and Electric
Co., 2.10%, 8/1/2027 300,000 262,485
PacifiCorp, 2.70%,
9/15/2030 100,000 89,248
PPL Capital Funding, Inc.,
3.10%, 5/15/2026 50,000 47,841
Southern Co. (The), Series
21-B, 1.75%, 3/15/2028 550,000 478,478
Southwestern Electric
Power Co., Series N,
1.65%, 3/15/2026 250,000 229,062
Tucson Electric Power
Co., 1.50%, 8/1/2030 100,000 80,297
Union Electric Co., 2.95%,
3/15/2030 100,000 90,913
Virginia Electric and Power
Co., Series B, 3.75%,
5/15/2027 185,000 181,111
Wisconsin Power and
Light Co.
1.95%, 9/16/2031 35,000 28,430
3.95%, 9/1/2032 155,000 147,251
Xcel Energy, Inc.
3.35%, 12/1/2026 2,100,000 2,014,518
1.75%, 3/15/2027 850,000 765,906
9,558,717

16 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Electronic Equipment, Instruments & Components 0 .0%
†
Allegion US Holding Co.,
Inc., 3.55%, 10/1/2027 60,000 57,231
CDW LLC, 3.25%,
2/15/2029 125,000 108,078
165,309
Energy Equipment & Services 0 .2%
Schlumberger Finance
Canada Ltd., 1.40%,
9/17/2025 1,500,000 1,391,616
Entertainment 0 .8%
Activision Blizzard, Inc.,
3.40%, 9/15/2026 410,000 398,345
Take-Two Interactive
Software, Inc., 3.30%,
3/28/2024 410,000 402,222
Warnermedia Holdings,
Inc.
6.41%, 3/15/2026 2,900,000 2,925,010
4.28%, 3/15/2032(b) 3,825,000 3,397,211
7,122,788
Financial Services 0 .1%
Block Financial LLC,
2.50%, 7/15/2028 275,000 237,642
Fidelity National
Information Services,
Inc., 4.50%, 7/15/2025 45,000 44,550
Global Payments, Inc.,
5.30%, 8/15/2029 365,000 362,975
National Rural Utilities
Cooperative Finance
Corp.
1.00%, 6/15/2026 100,000 89,992
1.35%, 3/15/2031 100,000 78,387
813,546
Food Products 0 .5%
Bunge Ltd. Finance Corp.,
1.63%, 8/17/2025 1,300,000 1,201,755
Cargill, Inc., 4.75%,
4/24/2033(b) 1,400,000 1,409,853
General Mills, Inc., 4.20%,
4/17/2028 250,000 248,654
Kraft Heinz Foods Co.
3.88%, 5/15/2027 940,000 917,716
3.75%, 4/1/2030 525,000 498,521
McCormick & Co., Inc.,
0.90%, 2/15/2026 250,000 225,349
4,501,848
Gas Utilities 0 .1%
Atmos Energy Corp.
3.00%, 6/15/2027 50,000 47,374
1.50%, 1/15/2031 100,000 80,638
National Fuel Gas Co.
5.50%, 1/15/2026 740,000 743,818
2.95%, 3/1/2031 200,000 161,991
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Gas Utilities
ONE Gas, Inc., 4.25%,
9/1/2032 195,000 191,406
Piedmont Natural Gas Co.,
Inc., 3.50%, 6/1/2029 100,000 93,515
1,318,742
Health Care Equipment & Supplies 0 .2%
Edwards Lifesciences
Corp., 4.30%, 6/15/2028 850,000 850,251
GE HealthCare
Technologies, Inc.,
6.38%, 11/22/2052(b)(d) 670,000 752,462
1,602,713
Health Care Providers & Services 2 .5%
AmerisourceBergen Corp.,
2.80%, 5/15/2030 100,000 88,040
Cardinal Health, Inc.,
3.75%, 9/15/2025 500,000 487,736
Centene Corp., 2.63%,
8/1/2031 800,000 655,088
Cigna Group (The), 2.40%,
3/15/2030 4,575,000 3,966,873
CVS Health Corp.
3.88%, 7/20/2025 500,000 491,955
1.30%, 8/21/2027 1,300,000 1,139,861
4.78%, 3/25/2038 3,950,000 3,771,848
HCA, Inc.
5.25%, 6/15/2026 500,000 501,804
4.13%, 6/15/2029 270,000 255,986
Humana, Inc.
3.70%, 3/23/2029 255,000 241,365
5.50%, 3/15/2053 425,000 433,483
Laboratory Corp. of
America Holdings,
1.55%, 6/1/2026(d) 1,846,000 1,669,026
UnitedHealth Group, Inc.
3.70%, 5/15/2027 140,000 137,386
5.30%, 2/15/2030 2,475,000 2,612,550
2.30%, 5/15/2031 1,970,000 1,705,154
5.35%, 2/15/2033 2,075,000 2,212,865
5.88%, 2/15/2053 775,000 875,232
5.05%, 4/15/2053 1,046,000 1,062,301
22,308,553
Hotels, Restaurants & Leisure 0 .4%
Choice Hotels
International, Inc.,
3.70%, 12/1/2029 465,000 421,849
Marriott International, Inc.,
5.00%, 10/15/2027 170,000 171,673
Marriott International,
Inc., Series HH, 2.85%,
4/15/2031 2,400,000 2,046,346
McDonald's Corp., 3.50%,
7/1/2027 750,000 729,260
3,369,128

Nationwide Bond Portfolio - April 30, 2023 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Household Durables 0 .0%
†
NVR, Inc., 3.00%,
5/15/2030 300,000 269,360
Independent Power and Renewable Electricity Producers
0 .0%
†
Southern Power Co.,
4.15%, 12/1/2025 150,000 147,216
Industrial Conglomerates 0 .2%
GE Capital International
Funding Co. Unlimited
Co., 4.42%, 11/15/2035 2,025,000 1,975,440
Industrial REITs 0 .2%
Prologis LP, 4.63%,
1/15/2033 1,375,000 1,369,914
Insurance 1 .1%
Aflac, Inc., 3.60%,
4/1/2030 167,000 157,437
Aon Corp., 2.80%,
5/15/2030 200,000 176,046
Assurant, Inc., 4.90%,
3/27/2028 2,530,000 2,465,928
Brown & Brown, Inc.
4.50%, 3/15/2029 910,000 872,938
4.20%, 3/17/2032 280,000 257,436
Enstar Group Ltd., 3.10%,
9/1/2031 745,000 587,596
Marsh & McLennan Cos.,
Inc.
4.38%, 3/15/2029 1,000,000 993,809
2.25%, 11/15/2030(d) 2,700,000 2,305,242
Progressive Corp. (The)
2.50%, 3/15/2027 860,000 802,541
3.00%, 3/15/2032 230,000 206,941
Trinity Acquisition plc,
4.40%, 3/15/2026 250,000 246,029
Willis North America, Inc.
4.50%, 9/15/2028 250,000 243,464
2.95%, 9/15/2029 200,000 177,057
9,492,464
Interactive Media & Services 0 .1%
Meta Platforms, Inc.,
3.50%, 8/15/2027 810,000 786,026
IT Services 1 .0%
International Business
Machines Corp.
4.00%, 7/27/2025 4,080,000 4,036,049
4.15%, 7/27/2027 3,760,000 3,731,228
6.50%, 1/15/2028 1,350,000 1,465,439
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 5,000 4,382
2.70%, 10/15/2028 40,000 33,782
9,270,880
Life Sciences Tools & Services 0 .0%
†
Agilent Technologies, Inc.,
2.75%, 9/15/2029 250,000 224,564
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Machinery 0 .3%
IDEX Corp., 2.63%,
6/15/2031 1,160,000 991,605
Westinghouse Air Brake
Technologies Corp.,
3.20%, 6/15/2025 2,000,000 1,906,371
2,897,976
Media 0 .6%
Charter Communications
Operating LLC, 3.75%,
2/15/2028 4,400,000 4,097,093
Comcast Corp., 3.15%,
3/1/2026 1,000,000 971,411
5,068,504
Metals & Mining 0 .4%
Freeport-McMoRan, Inc.,
4.13%, 3/1/2028 115,000 108,581
Reliance Steel &
Aluminum Co.
1.30%, 8/15/2025 2,100,000 1,928,858
2.15%, 8/15/2030 620,000 522,274
Steel Dynamics, Inc.,
3.45%, 4/15/2030 730,000 664,953
3,224,666
Multi-Utilities 0 .1%
Ameren Corp., 3.50%,
1/15/2031 200,000 182,180
Berkshire Hathaway
Energy Co., 3.25%,
4/15/2028 50,000 47,701
CenterPoint Energy, Inc.,
2.95%, 3/1/2030 100,000 88,626
Consumers Energy Co.,
3.80%, 11/15/2028 100,000 97,037
Dominion Energy, Inc.,
3.90%, 10/1/2025 100,000 98,018
Dominion Energy, Inc.,
Series C, 3.38%,
4/1/2030 100,000 91,219
Sempra Energy
3.25%, 6/15/2027 100,000 94,243
3.70%, 4/1/2029 200,000 188,684
Southern Co. Gas Capital
Corp., Series 20-A,
1.75%, 1/15/2031 100,000 80,173
WEC Energy Group, Inc.,
5.15%, 10/1/2027 180,000 183,910
1,151,791
Oil, Gas & Consumable Fuels 3 .0%
Cheniere Corpus Christi
Holdings LLC, 5.13%,
6/30/2027 4,270,000 4,289,008
Conoco Funding Co.,
7.25%, 10/15/2031 134,000 156,810

18 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
ConocoPhillips Co.,
6.95%, 4/15/2029 1,981,000 2,236,808
Devon Energy Corp.
5.88%, 6/15/2028 1,450,000 1,470,008
4.50%, 1/15/2030 389,000 372,783
Energy Transfer LP,
2.90%, 5/15/2025 800,000 763,594
EQT Corp.
3.90%, 10/1/2027 870,000 823,064
5.00%, 1/15/2029 810,000 775,363
7.00%, 2/1/2030(e) 100,000 105,505
Kinder Morgan, Inc.,
1.75%, 11/15/2026 1,400,000 1,265,101
MPLX LP
1.75%, 3/1/2026 2,080,000 1,913,319
4.25%, 12/1/2027 1,000,000 977,728
4.80%, 2/15/2029 1,308,000 1,300,027
2.65%, 8/15/2030 600,000 512,648
Northwest Pipeline LLC,
4.00%, 4/1/2027 2,000,000 1,943,318
ONEOK, Inc.
2.20%, 9/15/2025 1,000,000 933,654
4.00%, 7/13/2027 800,000 770,337
4.55%, 7/15/2028 1,460,000 1,433,390
Ovintiv Exploration, Inc.,
5.38%, 1/1/2026 40,000 40,135
Pioneer Natural Resources
Co., 1.13%, 1/15/2026 500,000 456,101
Targa Resources Corp.,
4.20%, 2/1/2033 220,000 199,874
Targa Resources Partners
LP
6.50%, 7/15/2027 106,000 108,008
5.00%, 1/15/2028 1,890,000 1,848,080
6.88%, 1/15/2029 500,000 510,650
Williams Cos., Inc. (The)
4.65%, 8/15/2032 1,000,000 970,497
5.65%, 3/15/2033 975,000 1,010,351
27,186,161
Pharmaceuticals 0 .5%
Merck & Co., Inc., 1.90%,
12/10/2028 3,000,000 2,676,265
Utah Acquisition Sub, Inc.,
3.95%, 6/15/2026 200,000 191,360
Zoetis, Inc.
3.00%, 9/12/2027(d) 450,000 428,124
3.90%, 8/20/2028 1,640,000 1,606,607
4,902,356
Real Estate Management & Development 0 .1%
CBRE Services, Inc.,
4.88%, 3/1/2026 800,000 800,588
Residential REITs 0 .1%
Camden Property Trust,
3.15%, 7/1/2029 100,000 90,208
ERP Operating LP, 2.85%,
11/1/2026 100,000 93,528
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Residential REITs
Invitation Homes
Operating Partnership
LP, 2.00%, 8/15/2031 1,450,000 1,117,446
1,301,182
Semiconductors & Semiconductor Equipment 1 .1%
Analog Devices, Inc.
1.70%, 10/1/2028 130,000 114,523
2.10%, 10/1/2031 105,000 89,331
Broadcom Corp., 3.88%,
1/15/2027 1,000,000 971,615
Broadcom, Inc.
3.15%, 11/15/2025 1,650,000 1,583,281
1.95%, 2/15/2028(b) 2,600,000 2,282,192
4.11%, 9/15/2028 580,000 558,086
3.50%, 2/15/2041(b) 2,650,000 1,987,946
Intel Corp., 5.20%,
2/10/2033 1,400,000 1,429,576
Texas Instruments, Inc.,
3.65%, 8/16/2032 1,055,000 1,005,736
Xilinx, Inc., 2.38%,
6/1/2030 250,000 219,097
10,241,383
Software 1 .2%
Adobe, Inc., 2.30%,
2/1/2030 250,000 222,124
Fortinet, Inc., 1.00%,
3/15/2026 2,100,000 1,902,304
Intuit, Inc., 1.65%,
7/15/2030 54,000 45,003
Oracle Corp.
2.50%, 4/1/2025 450,000 429,644
1.65%, 3/25/2026 1,250,000 1,147,799
2.30%, 3/25/2028 600,000 536,733
4.50%, 5/6/2028 1,100,000 1,088,679
4.65%, 5/6/2030 1,425,000 1,396,945
4.90%, 2/6/2033 1,244,000 1,225,611
6.90%, 11/9/2052 2,125,000 2,380,696
ServiceNow, Inc., 1.40%,
9/1/2030 575,000 463,980
VMware, Inc., 4.70%,
5/15/2030 35,000 33,728
10,873,246
Specialized REITs 1 .1%
American Tower Corp.
1.45%, 9/15/2026 210,000 187,446
2.75%, 1/15/2027 300,000 278,047
3.65%, 3/15/2027 580,000 554,955
Crown Castle, Inc.
1.35%, 7/15/2025 1,000,000 925,391
4.45%, 2/15/2026 200,000 197,995
2.90%, 3/15/2027 100,000 93,281
3.65%, 9/1/2027 728,000 695,565
Extra Space Storage LP,
3.90%, 4/1/2029 430,000 402,756
Life Storage LP, 3.88%,
12/15/2027 300,000 285,607

Nationwide Bond Portfolio - April 30, 2023 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Specialized REITs
LifeStorage LP, 3.50%,
7/1/2026 2,400,000 2,294,233
Public Storage
3.09%, 9/15/2027 150,000 142,284
1.85%, 5/1/2028 1,910,000 1,697,572
1.95%, 11/9/2028 600,000 526,965
3.39%, 5/1/2029 550,000 516,687
2.30%, 5/1/2031 950,000 806,895
9,605,679
Specialty Retail 1 .0%
Home Depot, Inc. (The)
2.70%, 4/15/2025 200,000 194,512
2.88%, 4/15/2027 90,000 86,220
Lowe's Cos., Inc.
3.35%, 4/1/2027 245,000 236,157
1.70%, 9/15/2028 6,100,000 5,330,643
1.70%, 10/15/2030 925,000 754,910
2.63%, 4/1/2031 1,305,000 1,123,309
4.25%, 4/1/2052 975,000 804,424
8,530,175
Technology Hardware, Storage & Peripherals 0 .5%
Apple, Inc.
1.40%, 8/5/2028 160,000 140,752
3.35%, 8/8/2032 210,000 199,267
Dell International LLC
6.10%, 7/15/2027 370,000 389,528
8.10%, 7/15/2036 825,000 968,424
HP, Inc.
1.45%, 6/17/2026 1,592,000 1,439,004
3.00%, 6/17/2027 35,000 32,620
4.00%, 4/15/2029 979,000 929,503
NetApp, Inc., 1.88%,
6/22/2025 75,000 70,306
4,169,404
Tobacco 0 .5%
Altria Group, Inc.
2.35%, 5/6/2025 300,000 285,937
4.80%, 2/14/2029 927,000 920,490
Philip Morris International,
Inc.
1.50%, 5/1/2025 2,000,000 1,881,511
0.88%, 5/1/2026 2,050,000 1,848,182
4,936,120
Trading Companies & Distributors 0 .0%
†
Air Lease Corp., 2.20%,
1/15/2027 165,000 147,909
Aircastle Ltd., 4.25%,
6/15/2026 75,000 71,285
219,194
Water Utilities 0 .0%
†
American Water Capital
Corp., 2.95%, 9/1/2027 100,000 94,617
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Water Utilities
Essential Utilities, Inc.,
2.70%, 4/15/2030 50,000 43,503
138,120
Wireless Telecommunication Services 1 .0%
T-Mobile USA, Inc.
3.50%, 4/15/2025 978,000 951,530
3.75%, 4/15/2027 525,000 505,593
2.88%, 2/15/2031 2,064,000 1,788,436
3.50%, 4/15/2031 6,021,000 5,439,270
8,684,829
320,499,167
Total Corporate Bonds
(cost $386,695,417) 378,731,228
Municipal Bonds 0 .1%
CALIFORNIA 0 .1%
Los Angeles
Community College
DistrictGO, 1.81%,
8/1/2030 200,000 170,714
University of
CaliforniaRB, 1.61%,
5/15/2030 200,000 169,845
340,559
FLORIDA 0 .0%
†
State Board of
Administration Finance
Corp.RB, Series
A,2.15%, 7/1/2030 75,000 63,923
MASSACHUSETTS 0 .0%
†
Commonwealth of 100,000 103,083
Total Municipal Bonds
(cost $584,256) 507,565
Mortgage-Backed Securities 41 .5%
FHLMC UMBS Pool
Pool# QB2929
2.00%, 9/1/2050 173,308 144,680
Pool# QB4050
2.00%, 10/1/2050 909,955 759,549
Pool# QB3891
2.00%, 10/1/2050 124,204 103,687
Pool# RA3986
2.50%, 11/1/2050 1,516,633 1,313,760
Pool# SD1384
2.50%, 11/1/2050 365,032 319,943
Pool# SD8129
2.50%, 2/1/2051 3,719,955 3,234,099
Pool# SD7536
2.50%, 2/1/2051 1,527,566 1,338,698
Pool# SD8145
1.50%, 5/1/2051 4,658,910 3,675,069
Pool# QC5798

20 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Bond Portfolio
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
(continued)
2.00%, 8/1/2051 633,680 528,451
Pool# QD0652
2.00%, 11/1/2051 389,722 324,720
Pool# SD8188
2.00%, 1/1/2052 737,218 613,571
Pool# QD5182
2.00%, 1/1/2052 694,482 578,750
Pool# QD5274
2.00%, 1/1/2052 74,537 62,169
Pool# RA7467
2.00%, 2/1/2052 98,968 82,465
Pool# SD8199
2.00%, 3/1/2052 1,065,426 886,600
Pool# SD8211
2.00%, 5/1/2052 1,979,278 1,647,598
Pool# SD8240
2.00%, 7/1/2052 394,703 328,611
Pool# QE6096
2.00%, 7/1/2052 31,515 26,237
Pool# SD8234
2.50%, 8/1/2052 1,000,000 866,375
Pool# SD7555
3.00%, 8/1/2052 3,903,751 3,558,217
Pool# SD1501
4.00%, 8/1/2052 1,203,580 1,151,242
Pool# RA8029
2.00%, 9/1/2052 1,119,982 932,522
Pool# RA7920
4.00%, 9/1/2052 1,556,042 1,487,978
Pool# RA8213
6.00%, 11/1/2052 1,518,463 1,573,041
Pool# RA8214
6.00%, 11/1/2052 1,025,837 1,058,935
Pool# SD2056
6.00%, 12/1/2052 969,160 1,003,519
Pool# SD2038
6.00%, 12/1/2052 851,763 878,662
Pool# RA8419
6.00%, 1/1/2053 1,968,945 2,027,057
Pool# RA8418
6.00%, 1/1/2053 1,950,580 2,013,449
Pool# RA8417
6.00%, 1/1/2053 986,706 1,022,133
FNMA UMBS Pool
Pool# BM5108
3.00%, 2/1/2033 1,080,088 1,035,454
Pool# MA4106
1.50%, 7/1/2035 853,459 750,735
Pool# CA9152
2.50%, 2/1/2036 2,342,799 2,180,878
Pool# BT2234
2.00%, 4/1/2037 4,590,030 4,141,565
Pool# CB3758
2.00%, 5/1/2037 2,534,363 2,286,808
Pool# MA4685
1.50%, 6/1/2037 2,972,278 2,614,530
Pool# FS0146
3.50%, 9/1/2043 1,633,141 1,558,286
Pool# BE3774
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
(continued)
4.00%, 7/1/2047 948,011 924,673
Pool# BM2007
4.00%, 9/1/2048 254,810 247,368
Pool# CA2471
4.00%, 10/1/2048 910,348 883,759
Pool# MA3692
3.50%, 7/1/2049 3,047,134 2,860,894
Pool# FM2363
3.00%, 1/1/2050 840,861 769,337
Pool# CA6032
2.50%, 6/1/2050 2,401,046 2,104,290
Pool# CA6020
3.00%, 6/1/2050 1,917,423 1,732,248
Pool# MA4158
2.00%, 10/1/2050 11,189,488 9,350,468
Pool# CA7404
4.00%, 10/1/2050 4,058,130 3,913,185
Pool# MA4182
2.00%, 11/1/2050 10,950,204 9,141,551
Pool# MA4210
2.50%, 12/1/2050 496,128 431,427
Pool# CA9190
2.00%, 2/1/2051 2,946,584 2,458,347
Pool# FS2772
2.50%, 2/1/2051 154,384 135,313
Pool# FM6554
2.00%, 3/1/2051 1,253,241 1,045,609
Pool# BR6352
2.50%, 3/1/2051 693,654 608,615
Pool# FM6834
2.00%, 4/1/2051 577,506 481,826
Pool# BR7647
2.00%, 4/1/2051 75,241 62,747
Pool# MA4325
2.00%, 5/1/2051 9,625,254 8,029,055
Pool# FM8057
3.00%, 7/1/2051 4,136,541 3,756,385
Pool# MA4398
2.00%, 8/1/2051 7,087,992 5,910,281
Pool# MA4400
3.00%, 8/1/2051 3,821,669 3,442,869
Pool# FM8779
2.50%, 9/1/2051 888,525 775,358
Pool# MA4437
2.00%, 10/1/2051 1,045,149 871,043
Pool# FM8997
2.50%, 10/1/2051 8,815,014 7,640,608
Pool# CB1805
2.50%, 10/1/2051 3,546,787 3,105,206
Pool# FM9450
2.00%, 11/1/2051 163,457 136,594
Pool# CB2045
2.50%, 11/1/2051 2,070,802 1,811,232
Pool# FM9492
2.50%, 11/1/2051 1,598,208 1,397,874
Pool# BQ6858
2.00%, 12/1/2051 274,646 228,968
Pool# FM9783
2.00%, 12/1/2051 31,451 26,217

Nationwide Bond Portfolio - April 30, 2023 (Unaudited) - Statement of Investments - 21
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
(continued)
Pool# FM9578
2.00%, 12/1/2051 31,430 26,198
Pool# BV0465
2.00%, 1/1/2052 894,163 744,878
Pool# BV3083
2.00%, 2/1/2052 1,240,740 1,033,848
Pool# BU7272
2.00%, 2/1/2052 1,142,354 951,752
Pool# BU1302
2.00%, 2/1/2052 95,786 79,845
Pool# CB2809
2.50%, 2/1/2052 3,178,855 2,754,753
Pool# BV3101
2.00%, 3/1/2052 2,953,711 2,460,307
Pool# CB3156
2.00%, 3/1/2052 1,797,587 1,497,678
Pool# BV4122
2.00%, 3/1/2052 1,708,920 1,422,100
Pool# BT2296
2.00%, 3/1/2052 512,428 427,035
Pool# CB3159
2.50%, 3/1/2052 8,183,209 7,097,920
Pool# BV7769
2.00%, 4/1/2052 609,435 507,881
Pool# MA4578
2.50%, 4/1/2052 2,913,545 2,523,774
Pool# CB3368
3.00%, 4/1/2052 1,864,345 1,676,175
Pool# BT2353
2.00%, 5/1/2052 1,240,229 1,033,691
Pool# FS2530
2.00%, 6/1/2052 316,970 264,083
Pool# CB3769
3.50%, 6/1/2052 1,353,245 1,257,767
Pool# CB3915
4.50%, 6/1/2052 2,021,938 1,977,726
Pool# BV7823
2.00%, 7/1/2052 990,983 825,263
Pool# MA4750
2.00%, 7/1/2052 345,004 287,368
Pool# CB5087
5.50%, 11/1/2052 13,628,309 13,951,890
Pool# FS3440
6.00%, 12/1/2052 1,932,499 2,001,961
Pool# CB5306
6.00%, 12/1/2052 1,368,234 1,411,444
Pool# FS3441
6.00%, 12/1/2052 1,080,245 1,114,360
Pool# CB6080
5.50%, 4/1/2053 2,971,690 3,023,244
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA
3.50%, 5/25/2053 13,000,000 12,078,828
4.00%, 5/25/2053 15,000,000 14,337,891
4.50%, 5/25/2053 4,000,000 3,910,156
5.00%, 5/25/2053 25,000,000 24,856,445
5.50%, 5/25/2053 31,000,000 31,254,297
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA0317
3.00%, 8/20/2042 443,406 413,040
Pool# AC0071
3.50%, 10/20/2042 645,451 603,691
Pool# MA2600
3.00%, 2/20/2045 478,663 445,671
Pool# MA2825
3.00%, 5/20/2045 349,906 326,652
Pool# MA4509
3.00%, 6/20/2047 449,174 415,558
Pool# MA4718
3.00%, 9/20/2047 415,797 384,098
Pool# MA4719
3.50%, 9/20/2047 1,628,052 1,547,721
Pool# MA6409
3.00%, 1/20/2050 175,124 161,263
Pool# MA6541
3.00%, 3/20/2050 2,662,894 2,450,428
Pool# MA6710
3.00%, 6/20/2050 961,578 885,673
Pool# MA7535
3.00%, 8/20/2051 1,013,760 928,408
Pool# MA7705
2.50%, 11/20/2051 3,909,677 3,455,042
Pool# MA7707
3.50%, 11/20/2051 2,738,378 2,576,811
Pool# MA7766
2.00%, 12/20/2051 21,035,001 18,015,610
Pool# MA7767
2.50%, 12/20/2051 11,058,870 9,770,000
Pool# MA7768
3.00%, 12/20/2051 2,764,979 2,522,715
Pool# MA7881
2.50%, 2/20/2052 6,099,958 5,389,934
Pool# MA7882
3.00%, 2/20/2052 3,164,765 2,887,396
Pool# MA8150
4.00%, 7/20/2052 496,231 477,043
Pool# MA8197
2.50%, 8/20/2052 473,837 418,753
Pool# MA8198
3.00%, 8/20/2052 2,391,611 2,182,691
Pool# MA8201
4.50%, 8/20/2052 270,531 265,497
Pool# MA8643
3.00%, 2/20/2053 5,934,358 5,450,382
Pool# MA8644
3.50%, 2/20/2053 4,952,143 4,670,790
GNMA TBA
3.50%, 5/15/2053 25,000,000 23,466,797
4.00%, 5/15/2053 6,000,000 5,768,672
4.50%, 5/15/2053 7,000,000 6,867,656
5.00%, 5/15/2053 6,000,000 5,973,047
Total Mortgage-Backed Securities
(cost $382,671,447) 367,904,987

22 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Bond Portfolio
Foreign Government Securities 1 .0%
Principal
Amount ($) Value ($)
CANADA 0 .0%
†
Province of Alberta,
1.30%, 7/22/2030 60,000 50,154
Province of British
Columbia, 1.30%,
1/29/2031 25,000 20,918
Province of Ontario
0.63%, 1/21/2026 50,000 45,643
2.30%, 6/15/2026 45,000 42,768
1.05%, 5/21/2027 25,000 22,382
2.00%, 10/2/2029 25,000 22,402
1.13%, 10/7/2030 40,000 32,955
Province of Quebec
0.60%, 7/23/2025 50,000 46,305
2.50%, 4/20/2026 50,000 47,945
2.75%, 4/12/2027 25,000 23,990
355,462
CHILE 0 .1%
Republic of Chile, 3.25%,
9/21/2071 860,000 572,052
HUNGARY 0 .1%
Hungary Government
Bond, Reg. S, 6.13%,
5/22/2028 940,000 973,548
INDONESIA 0 .3%
Republic of Indonesia
Reg. S, 3.85%,
7/18/2027 2,010,000 1,970,022
3.35%, 3/12/2071 1,450,000 1,000,903
2,970,925
MEXICO 0 .3%
United Mexican States
3.50%, 2/12/2034 1,470,000 1,262,481
3.75%, 4/19/2071 2,330,000 1,581,793
2,844,274
PANAMA 0 .1%
Republic of Panama,
3.87%, 7/23/2060 900,000 600,840
PERU 0 .1%
Republic of Peru, 3.23%,
7/28/2121 1,040,000 632,703
Total Foreign Government Securities
(cost $8,274,206) 8,949,804
Supranational 0 .2%
Asian Development Bank,
0.63%, 4/29/2025 1,000,000 932,763
European Investment
Bank, 1.63%, 3/14/2025 1,000,000 954,398
Total Supranational
(cost $2,017,140) 1,887,161
U.S. Treasury Obligations 17 .7%
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
5.00%, 5/15/2037 1,000,000 1,171,406
1.88%, 2/15/2041 24,900,000 18,705,152
2.00%, 11/15/2041 40,000,000 30,307,812
3.38%, 8/15/2042 12,050,000 11,347,711
2.75%, 11/15/2042 6,500,000 5,542,012
3.00%, 5/15/2045 11,000,000 9,615,977
2.50%, 5/15/2046 2,000,000 1,592,422
2.25%, 8/15/2046 8,000,000 6,053,437
3.00%, 2/15/2047 2,934,700 2,559,609
3.00%, 2/15/2048 15,500,000 13,529,805
1.63%, 11/15/2050 7,000,000 4,498,867
2.25%, 2/15/2052 4,500,000 3,357,949
2.88%, 5/15/2052 2,500,000 2,139,258
3.00%, 8/15/2052 24,800,000 21,785,250
U.S. Treasury Notes
1.38%, 11/15/2031 14,512,600 12,339,112
2.75%, 8/15/2032 13,150,000 12,445,242
Total U.S. Treasury Obligations
(cost $176,363,111) 156,991,021
Short-Term Investments 1 .4%
Commercial Paper 1 .4%
Atlantic Asset
Securitization
LLC,0.00% 6/28/2023(b) 6,491,000 6,434,225
La Fayette Asset
Securitization
LLC,0.00% 7/26/2023(b) 6,000,000 5,922,911
12,357,136
Total Short-Term Investment
(cost $12,366,994)
12,357,136
Repurchase Agreement 0 .2%
CF Secured, LLC 4.77%,
dated 4/28/2023, due
5/1/2023, repurchase
price $2,023,775,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
5/15/2023 - 2/15/2053;
total market value
$2,064,250. (f)(g) 2,022,970 2,022,970
Total Repurchase
Agreement
(cost $2,022,970)
2,022,970
Total Investments Before TBA Sale Commitments
(cost $1,050,244,464) — 113.6% 1,007,274,834

Nationwide Bond Portfolio - April 30, 2023 (Unaudited) - Statement of Investments - 23
TBA Sale Commitments ( 5 .9 ) %
Principal
Amount ($) Value ($)
Mortgage-Backed Security
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 5/25/2053 (1,000,000) (1,018,750)
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA
2.00%, 5/25/2053 (28,000,000) (23,293,047)
2.50%, 5/25/2053 (14,000,000) (12,121,758)
3.00%, 5/25/2053 (1,000,000) (898,203)
GNMA TBA
2.50%, 5/15/2053 (6,000,000) (5,300,976)
3.00%, 5/15/2053 (11,000,000) (10,037,500)
Total TBA Sale Commitment
(cost $(52,796,621)) (52,670,234)
Total Investments
(cost $997,447,843) — 107.7% 954,604,600
Liabilities in excess of other assets — (7.7)% (67,957,687)
NET ASSETS — 100.0%
$ 886,646,913
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of April 30, 2023.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2023 was
$68,129,461 which represents 7.68% of net assets.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2023.
(d) The security or a portion of this security is on loan as of April
30, 2023. The total value of securities on loan as of April 30,
2023 was $1,960,752, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$2,022,970.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of April 30, 2023.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2023 was $2,022,970.
(g) Please refer to Note 2 for additional information on the joint repurchase agreement.
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

24 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Bond Portfolio
Centrally Cleared Interest rate swap contracts outstanding as of April 30, 2023 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 Day SOFR annually 2.08% annually Rec 7/28/2047 USD 5,840,000 72,772 5,026 77,798
1 Day SOFR annually 2.17% annually Rec 8/11/2052 USD 2,880,000 116,458 3,190 119,648
1 Day SOFR annually 2.72% annually Pay 8/11/2037 USD 6,410,000 (194,068) 87,148 (106,920)
1 Day SOFR annually 2.91% annually Pay 7/28/2037 USD 7,480,000 (127,551) 51,969 (75,582)
1 Day SOFR annually 4.54% annually Pay 3/15/2025 USD 15,440,000 95,959 21,123 117,082
Total unrealized appreciation (36,430) 168,456 132,026
1 Day SOFR annually 2.68% annually Rec 7/28/2032 USD 3,010,000 60,944 (29,391) 31,553
1 Day SOFR annually 3.71% annually Rec 9/30/2027 USD 6,590,000 (65,431) (28,246) (93,677)
Total unrealized depreciation (4,487) (57,637) (62,124)
Net unrealized appreciation (40,917) 110,819 69,902
– – –
As of April 30, 2023, the Fund had $60,913 segregated as collateral for interest rate swap contracts.
Currency:
USD United States dollar
Futures contracts outstanding as of April 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 237 6/2023 USD 48,860,883 466,024
U.S. Treasury 10 Year Note 130 6/2023 USD 14,976,406 59,857
U.S. Treasury 10 Year Ultra Note 65 6/2023 USD 7,894,453 82,184
Total long contracts 608,065
Short Contracts
U.S. Treasury 5 Year Note (4) 6/2023 USD (438,969) 233
U.S. Treasury Long Bond (429) 6/2023 USD (56,480,531) (1,988,382)
U.S. Treasury Ultra Bond (54) 6/2023 USD (7,635,937) 23,313
Total short contracts (1,964,836)
Net contracts (1,356,771)
As of April 30, 2023, the Fund had $21,000 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Multi-Cap Portfolio - April 30, 2023 (Unaudited) - Statement of Investments - 25
Asset-Backed Securities 1.6%
Principal
Amount ($) Value ($)
Airlines 0.1%
Blackbird Capital Aircraft,
Series 2021-1A, Class A,
2.44%, 7/15/2046(a) 1,228,119 1,077,060
Stonepeak ABS, Series
2021-1A, Class AA, 2.30%,
2/28/2033(a) 1,711,549 1,572,965
2,650,025
Automobiles 0.2%
Avis Budget Rental Car
Funding AESOP LLC,
Series 2021-2A, Class A,
1.66%, 2/20/2028(a) 5,000,000 4,436,943
Ford Credit Floorplan Master
Owner Trust, Series 2020-2,
Class A, 1.06%, 9/15/2027 2,940,000 2,698,194
Hertz Vehicle Financing III LP,
Series 2021-2A, Class B,
2.12%, 12/27/2027(a) 2,060,000 1,818,410
Hertz Vehicle Financing LLC,
Series 2021-1A, Class B,
1.56%, 12/26/2025(a) 1,390,000 1,298,516
10,252,063
Equipment Loans & Leases 0.0%
†
Pawnee Equipment
Receivables LLC, Series
2020-1, Class A, 1.37%,
11/17/2025(a) 97,378 96,812
Home Equity 0.1%
CWABS, Inc. Asset-Backed
Certificates Trust, Series
2004-6, Class 1A1, 5.56%,
12/25/2034(b) 747,436 703,391
First Franklin Mortgage
Loan Trust, Series 2006-
FF15, Class A2, 5.14%,
11/25/2036(b) 826,353 758,890
Morgan Stanley ABS Capital
I, Inc. Trust, Series 2004-
HE8, Class M2, 6.04%,
9/25/2034(b) 918,668 881,030
Morgan Stanley Home
Equity Loan Trust, Series
2006-2, Class A4, 5.58%,
2/25/2036(b) 498,319 487,128
Saxon Asset Securities Trust,
Series 2006-3, Class A4,
5.50%, 10/25/2046(b) 1,329,000 1,131,344
Structured Asset Investment
Loan Trust, Series 2004-
7, Class A8, 6.22%,
8/25/2034(b) 846,306 816,307
4,778,090
Other 0.9%
AMMC CLO 21 Ltd., Series
2017-21A, Class A, 6.06%,
11/2/2030(a)(b) 589,259 585,159
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
AMMC CLO 23 Ltd., Series
2020-23A, Class A1R,
6.30%, 10/17/2031(a)(b) 600,000 593,871
Arbor Realty Commercial Real
Estate Notes Ltd., Series
2022-FL1, Class A, 6.20%,
1/15/2037(a)(b) 666,000 653,335
Ballyrock CLO Ltd., Series
2019-2A, Class A1BR,
6.12%, 11/20/2030(a)(b) 970,000 952,126
BCRED MML CLO LLC,
Series 2021-1A, Class A,
6.74%, 1/15/2035(a)(b) 1,650,000 1,594,171
BlueMountain CLO Ltd.,
Series 2015-3A, Class A1R,
6.25%, 4/20/2031(a)(b) 1,215,000 1,200,559
Carlyle Global Market
Strategies CLO Ltd.
Series 2014-3RA, Class
A1A, 6.34%, 7/27/2031(a)
(b) 247,958 245,217
Series 2015-4A, Class A1R,
6.59%, 7/20/2032(a)(b) 1,100,000 1,083,017
CarVal CLO VII-C Ltd., Series
2023-1A, Class A1, 6.88%,
1/20/2035(a)(b) 2,460,000 2,462,288
CBAM Ltd., Series 2017-
1A, Class A1, 6.50%,
7/20/2030(a)(b) 978,691 972,447
Cerberus Loan Funding XXVIII
LP, Series 2020-1A, Class
A, 7.11%, 10/15/2031(a)(b) 252,954 250,679
CQS U.S. CLO Ltd., Series
2021-1A, Class A, 6.47%,
1/20/2035(a)(b) 1,000,000 967,802
Diamond Resorts Owner
Trust, Series 2019-
1A, Class A, 2.89%,
2/20/2032(a) 708,167 676,775
Foundation Finance Trust,
Series 2021-1A, Class A,
1.27%, 5/15/2041(a) 957,348 851,815
Galaxy XXVI CLO Ltd., Series
2018-26A, Class A, 6.11%,
11/22/2031(a)(b) 450,000 443,755
Great Lakes Kcap F3c Senior
LLC, Series 2017-1A, Class
A, 6.86%, 12/20/2029(a)(b) 1,367,640 1,362,089
Greywolf CLO V Ltd., Series
2015-1A, Class A1R,
6.42%, 1/27/2031(a)(b) 900,000 892,872
GREYWOLF CLO VI Ltd.,
Series 2018-1A, Class A2,
6.96%, 4/26/2031(a)(b) 1,200,000 1,172,569
Grippen Park CLO Ltd., Series
2017-1A, Class C, 7.55%,
1/20/2030(a)(b) 2,110,000 2,037,646

26 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Halcyon Loan Advisors
Funding Ltd., Series
2017-2A, Class A2, 6.96%,
1/17/2030(a)(b) 750,000 740,474
Hildene Community Funding
CDO Ltd., Series 2015-
1A, Class ARR, 2.60%,
11/1/2035(a) 2,209,835 1,848,977
KKR CLO Ltd., Series
21, Class A, 6.26%,
4/15/2031(a)(b) 250,000 246,729
MF1 Ltd., Series 2021-
FL7, Class A, 6.04%,
10/16/2036(a)(b) 2,080,000 2,013,399
Myers Park CLO Ltd., Series
2018-1A, Class B1, 6.85%,
10/20/2030(a)(b) 510,000 496,067
Neuberger Berman Loan
Advisers CLO 24 Ltd.,
Series 2017-24A, Class AR,
6.28%, 4/19/2030(a)(b) 478,186 473,989
Neuberger Berman Loan
Advisers CLO 29 Ltd.,
Series 2018-29A, Class A1,
6.40%, 10/19/2031(a)(b) 283,333 280,968
Neuberger Berman Loan
Advisers CLO 40 Ltd.,
Series 2021-40A, Class A,
6.32%, 4/16/2033(a)(b) 350,000 345,857
Octagon Investment Partners
35 Ltd., Series 2018-
1A, Class A1A, 6.31%,
1/20/2031(a)(b) 977,866 969,325
Octagon Investment Partners
XXI Ltd., Series 2014-
1A, Class AAR3, 5.87%,
2/14/2031(a)(b) 1,170,000 1,152,335
OHA Loan Funding Ltd.,
Series 2013-2A, Class AR,
5.96%, 5/23/2031(a)(b) 500,000 495,971
Owl Rock CLO I Ltd., Series
2019-1A, Class A, 6.72%,
5/20/2031(a)(b) 1,810,000 1,790,667
Palmer Square CLO Ltd.,
Series 2019-1A, Class A1R,
6.02%, 11/14/2034(a)(b) 1,500,000 1,470,844
Sierra Timeshare Receivables
Funding LLC, Series
2020-2A, Class A, 1.33%,
7/20/2037(a) 455,026 423,938
Stratus Static CLO Ltd., Series
2022-3A, Class A, 7.20%,
10/20/2031(a)(b) 2,598,959 2,600,947
Sunnova Helios II Issuer LLC,
Series 2018-1A, Class A,
4.87%, 7/20/2048(a) 2,101,910 1,975,905
Sycamore Tree CLO Ltd.,
Series 2023-2A, Class A,
7.01%, 4/20/2035(a)(b) 2,480,000 2,484,690
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Symphony CLO XV Ltd.,
Series 2014-15A, Class
AR3, 6.34%, 1/17/2032(a)
(b) 350,000 344,927
Voya CLO Ltd.
Series 2018-2A, Class A1,
6.26%, 7/15/2031(a)(b) 1,155,000 1,141,920
Series 2018-4A, Class
A1AR, 6.30%, 1/15/2032(a)
(b) 825,000 813,400
41,109,521
Student Loan 0.3%
AccessLex Institute, Series
2007-A, Class A3, 5.26%,
5/25/2036(b) 1,830,513 1,771,542
Commonbond Student
Loan Trust, Series 2021-
AGS, Class A, 1.20%,
3/25/2052(a) 1,288,450 1,083,644
ECMC Group Student
Loan Trust, Series 2020-
2A, Class A, 6.17%,
11/25/2069(a)(b) 1,288,388 1,267,539
Navient Private Education
Refi Loan Trust, Series
2020-GA, Class A, 1.17%,
9/16/2069(a) 1,063,123 953,439
Navient Student Loan Trust,
Series 2021-1A, Class A1B,
5.62%, 12/26/2069(a)(b) 1,909,810 1,861,379
SLM Student Loan Trust
Series 2005-7, Class A4,
5.41%, 10/25/2029(b) 74,078 73,645
Series 2003-10A, Class A4,
5.54%, 12/17/2068(a)(b) 1,131,337 1,093,595
SMB Private Education Loan
Trust
Series 2017-A, Class B,
3.50%, 6/17/2041(a) 1,000,000 922,468
Series 2021-B, Class A,
1.31%, 7/17/2051(a) 966,803 862,867
Series 2021-A, Class APT2,
1.07%, 1/15/2053(a) 1,156,705 1,022,497
Series 2021-A, Class A2A1,
5.68%, 1/15/2053(a)(b) 1,554,024 1,507,191
12,419,806
Total Asset-Backed Securities
(cost $74,488,273)
71,306,317

Nationwide Multi-Cap Portfolio - April 30, 2023 (Unaudited) - Statement of Investments - 27
Closed End Fund 0.0%
†
Principal
Amount ($) Value ($)
Diversified REITs 0.0%
†
NexPoint Diversified Real
Estate Trust 183 1,951
Total Closed End Fund
(cost $2,347) 1,951
Collateralized Mortgage Obligations 0.7%
Angel Oak Mortgage Trust,
Series 2021-7, Class A3,
2.34%, 10/25/2066(a)(b) 3,412,262 2,775,414
Connecticut Avenue Securities
Trust, Series 2019-R07,
Class 1M2, 7.12%,
10/25/2039(a)(b) 33,419 33,419
CSMC Trust
Series 2021-AFC1, Class
A1, 0.83%, 3/25/2056(a)(b) 316,213 254,504
Series 2021-AFC1, Class
A3, 1.17%, 3/25/2056(a)(b) 316,213 226,871
Series 2021-NQM6, Class
A3, 1.59%, 7/25/2066(a)(b) 1,525,062 1,210,004
Series 2021-NQM8, Class
A1, 1.84%, 10/25/2066(a)(b) 27,603 23,839
Series 2022-7R, Class 1A1,
7.04%, 10/25/2066(a)(b) 2,355,573 2,264,947
DSLA Mortgage Loan Trust,
Series 2007-AR1, Class
1A1B, 5.09%, 4/19/2047(b) 891,154 728,262
Ellington Financial Mortgage
Trust, Series 2021-2, Class
A1, 0.93%, 6/25/2066(a)(b) 5,641 4,577
FHLMC STACR REMIC Trust
Series 2021-DNA3, Class
M2, 6.92%, 10/25/2033(a)
(b) 3,153,000 3,070,503
Series 2021-DNA5, Class
M2, 6.47%, 1/25/2034(a)(b) 742,393 736,610
Series 2022-DNA3, Class
M1B, 7.72%, 4/25/2042(a)
(b) 960,000 957,600
FNMA REMICS, Series
2015-65, Class CZ, 3.50%,
9/25/2045 915,091 766,251
FNMA
Series 2014-C02, Class
1M2, 7.62%, 5/25/2024(b) 737,368 741,044
Series 2014-C02, Class
2M2, 7.62%, 5/25/2024(b) 287,502 289,651
Series 2014-C03, Class
1M2, 8.02%, 7/25/2024(b) 435,102 443,199
Series 2015-C03, Class
1M2, 10.02%, 7/25/2025(b) 2,022,896 2,152,626
GSMSC Resecuritization
Trust, Series 2015-
7R, Class A, 5.00%,
9/26/2037(a)(b) 154,780 153,747
Legacy Mortgage Asset Trust
Series 2020-RPL1, Class
A1, 3.00%, 9/25/2059(a)(b) 1,347,802 1,268,114
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2020-GS2, Class A1,
5.75%, 3/25/2060(a)(c) 1,097,164 1,098,353
Series 2021-GS2, Class A1,
1.75%, 4/25/2061(a)(c) 420,297 396,151
Morgan Stanley Mortgage
Loan Trust, Series 2005-
2AR, Class A, 5.28%,
4/25/2035(b) 637,823 591,600
New Residential Mortgage
Loan Trust
Series 2017-3A, Class A1,
4.00%, 4/25/2057(a)(b) 36,890 35,565
Series 2019-6A, Class B1,
4.00%, 9/25/2059(a)(b) 843,376 785,624
Series 2019-6A, Class B2,
4.25%, 9/25/2059(a)(b) 818,571 756,592
Series 2022-NQM2, Class
A1, 3.08%, 3/27/2062(a)(b) 35,910 32,681
OBX Trust
Series 2021-NQM2, Class
A3, 1.56%, 5/25/2061(a)(b) 814,346 642,833
Series 2021-NQM1, Class
A1, 1.07%, 2/25/2066(a)(b) 7,966 6,644
Residential Mortgage Loan
Trust, Series 2020-2, Class
A1, 1.65%, 5/25/2060(a)(b) 381,312 372,215
Seasoned Credit Risk Transfer
Trust
Series 2017-1, Class M1,
4.00%, 1/25/2056(a)(b) 1,048,991 1,033,653
Series 2019-1, Class M,
4.75%, 7/25/2058(a)(b) 1,850,000 1,652,337
Series 2019-4, Class M,
4.50%, 2/25/2059(a)(b) 2,107,000 1,848,469
SG Residential Mortgage
Trust, Series 2022-1, Class
A1, 3.17%, 3/27/2062(a)(b) 10,841 9,892
Towd Point Mortgage Trust
Series 2019-HY1, Class B1,
7.17%, 10/25/2048(a)(b) 970,000 954,312
Series 2019-HY2, Class A1,
6.02%, 5/25/2058(a)(b) 783,831 777,030
WaMu Mortgage Pass-
Through Certificates Trust
Series 2004-AR9, Class A7,
3.90%, 8/25/2034(b) 1,335,660 1,252,037
Series 2005-AR13, Class
A1A1, 5.60%, 10/25/2045(b) 500,676 465,070
Total Collateralized Mortgage Obligations
(cost $33,668,946)
30,812,240
Commercial Mortgage-Backed Securities 0.8%
BANK
Series 2017-BNK8, Class
A4, 3.49%, 11/15/2050 1,200,000 1,115,349
Series 2017-BNK9, Class
A4, 3.54%, 11/15/2054 1,406,400 1,318,932

28 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2022-BNK39, Class
XA, IO, 0.53%, 2/15/2055(b) 31,725 921
Series 2017-BNK5, Class
XA, IO, 1.08%, 6/15/2060(b) 40,849,310 1,221,733
Series 2017-BNK5, Class
A5, 3.39%, 6/15/2060 2,000,000 1,872,631
Series 2021-BN38,
Class XA, IO, 0.92%,
12/15/2064(b) 6,958 365
BBCMS Mortgage Trust,
Series 2017-DELC, Class A,
5.92%, 8/15/2036(a)(b) 2,610,000 2,600,084
BPR Trust, Series 2021-
TY, Class B, 6.10%,
9/15/2038(a)(b) 780,000 720,685
BX Commercial Mortgage
Trust
Series 2021-ACNT, Class A,
5.80%, 11/15/2038(a)(b) 950,000 923,794
Series 2022-AHP, Class A,
5.88%, 1/17/2039(a)(b) 2,000,000 1,943,301
Series 2020-VIVA, Class E,
3.67%, 3/11/2044(a)(b) 2,140,000 1,610,838
BX Trust
Series 2021-BXMF, Class A,
5.58%, 10/15/2026(a)(b) 1,310,000 1,258,349
Series 2019-MMP, Class A,
5.95%, 8/15/2036(a)(b) 2,009,942 1,990,878
CFK Trust
Series 2020-MF2, Class E,
3.57%, 3/15/2039(a)(b) 2,670,000 2,134,774
Series 2020-MF2, Class F,
3.57%, 3/15/2039(a)(b) 1,500,000 1,158,982
DBJPM Mortgage Trust,
Series 2016-C1, Class B,
4.20%, 5/10/2049(b) 1,530,000 1,346,005
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K105, Class X1, IO,
1.64%, 1/25/2030(b) 183 15
Series K110, Class X1, IO,
1.81%, 4/25/2030(b) 177 16
Series K116, Class X1, IO,
1.53%, 7/25/2030(b) 200 16
GNMA REMICS
Series 2022-3, Class , IO,
0.64%, 2/16/2061(b) 195,420 11,100
Series 2020-157, Class , IO,
0.94%, 6/16/2062(b) 9,220,554 604,646
Series 2020-190, Class , IO,
1.05%, 11/16/2062(b) 9,653,483 720,763
Hawaii Hotel Trust, Series
2019-MAUI, Class F, 7.70%,
5/15/2038(a)(b) 2,040,000 1,942,853
JP Morgan Chase Commercial
Mortgage Securities Trust,
Series 2020-NNN, Class
GFX, 4.84%, 1/16/2037(a)
(b) 3,550,000 2,658,768
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
JPMDB Commercial Mortgage
Securities Trust, Series
2017-C5, Class B, 4.01%,
3/15/2050(b) 1,610,000 1,348,893
Morgan Stanley Capital I Trust
Series 2019-BPR, Class A,
6.60%, 5/15/2036(a)(b) 1,560,680 1,518,193
Series 2018-H4, Class XA,
IO, 1.00%, 12/15/2051(b) 20,578,968 722,305
OPG Trust, Series 2021-
PORT, Class A, 5.43%,
10/15/2036(a)(b) 1,331,685 1,276,262
STWD Ltd., Series 2019-
FL1, Class A, 6.09%,
7/15/2038(a)(b) 714,897 706,452
TPGI Trust, Series 2021-
DGWD, Class A, 5.65%,
6/15/2026(a)(b) 1,370,000 1,324,528
UBS Commercial Mortgage
Trust, Series 2018-
C11, Class B, 4.71%,
6/15/2051(b) 1,490,000 1,335,430
WMRK Commercial Mortgage
Trust, Series 2022-
WMRK, Class A, 7.68%,
11/15/2027(a)(b) 2,560,000 2,553,566
Total Commercial Mortgage-Backed
Securities
(cost $41,578,355) 37,941,427
Common Stocks 70.4%
Shares
Aerospace & Defense 1.2%
AAR Corp. * 2,987 157,654
Aerojet Rocketdyne Holdings,
Inc. * 6,258 353,014
AeroVironment, Inc. * 1,886 189,901
AerSale Corp. * 879 14,222
Archer Aviation, Inc.,
Class A *(d) 12,488 24,726
Astra Space, Inc. *(d) 1,037 438
Astronics Corp. *(d) 977 14,401
Axon Enterprise, Inc. * 5,148 1,084,735
Boeing Co. (The) * 42,892 8,869,208
BWX Technologies, Inc. 6,390 412,666
Byrna Technologies, Inc. * 113 590
Cadre Holdings, Inc. (d) 2,139 45,047
Curtiss-Wright Corp. 2,693 457,352
Ducommun, Inc. * 446 22,300
Eve Holding, Inc. * 159 1,240
General Dynamics Corp. 19,987 4,363,962
HEICO Corp. (d) 9,346 1,380,317
Hexcel Corp. (d) 6,674 481,062
Howmet Aerospace, Inc. 28,687 1,270,547
Huntington Ingalls Industries,
Inc. 2,896 584,007
Kaman Corp. 1,118 24,674

Nationwide Multi-Cap Portfolio - April 30, 2023 (Unaudited) - Statement of Investments - 29
Common Stocks
Shares Value ($)
Aerospace & Defense
Kratos Defense & Security
Solutions, Inc. * 12,380 159,702
L3Harris Technologies, Inc. 15,576 3,039,657
Leonardo DRS, Inc. * 1,229 18,497
Lockheed Martin Corp. 17,719 8,229,590
Maxar Technologies, Inc. 5,660 298,395
Mercury Systems, Inc. *(d) 3,856 183,816
Moog, Inc., Class A 1,803 162,468
National Presto Industries,
Inc. (d) 1,041 70,809
Northrop Grumman Corp. 10,933 5,043,065
Park Aerospace Corp. 705 9,221
Parsons Corp. *(d) 2,638 114,753
Raytheon Technologies Corp. 112,345 11,223,266
Redwire Corp. *(d) 123 397
Rocket Lab USA, Inc. *(d) 14,261 55,903
Satellogic, Inc., Class A * 213 428
Spirit AeroSystems Holdings,
Inc., Class A (d) 8,396 249,865
Terran Orbital Corp. *(d) 457 814
Textron, Inc. (d) 15,927 1,066,153
TransDigm Group, Inc. 3,928 3,004,920
Triumph Group, Inc. * 4,319 46,688
V2X, Inc. * 460 19,872
Virgin Galactic Holdings,
Inc. *(d) 10,679 38,872
Woodward, Inc. (d) 4,556 437,467
53,226,681
Air Freight & Logistics 0.4%
Air Transport Services Group,
Inc. * 3,550 72,101
CH Robinson Worldwide,
Inc. (d) 8,867 894,414
Expeditors International of
Washington, Inc. 12,211 1,390,100
FedEx Corp. 17,863 4,068,834
Forward Air Corp. 1,912 201,735
GXO Logistics, Inc. * 8,395 446,026
Hub Group, Inc., Class A * 2,318 174,777
Radiant Logistics, Inc. * 1,586 10,468
United Parcel Service, Inc.,
Class B (d) 56,219 10,108,739
17,367,194
Automobile Components 0.1%
Adient plc * 7,574 279,784
American Axle &
Manufacturing Holdings,
Inc. * 4,543 32,482
Aptiv plc *(d) 20,844 2,144,014
BorgWarner, Inc. 17,781 855,799
Dana, Inc. 11,963 176,933
Dorman Products, Inc. *(d) 2,066 178,007
Fox Factory Holding Corp. *(d) 3,233 358,443
Garrett Motion, Inc. * 302 2,494
Gentex Corp. 18,267 503,987
Gentherm, Inc. * 2,989 178,294
Goodyear Tire & Rubber Co.
(The) * 21,642 230,920
Common Stocks
Shares Value ($)
Automobile Components
Holley, Inc. *(d) 332 800
LCI Industries (d) 1,952 220,498
Lear Corp. (d) 4,580 584,683
Luminar Technologies,
Inc. *(d) 14,695 88,464
Modine Manufacturing Co. * 4,732 98,946
Motorcar Parts of America,
Inc. * 765 3,726
Patrick Industries, Inc. (d) 1,426 97,866
QuantumScape Corp. *(d) 22,378 156,646
Solid Power, Inc. *(d) 11,331 25,721
Standard Motor Products, Inc. 2,876 103,565
Stoneridge, Inc. * 1,063 20,016
Visteon Corp. *(d) 2,158 302,962
XPEL, Inc. Reg. S* 1,854 135,453
6,780,503
Automobiles 0.9%
Arrival SA * 29 62
Canoo, Inc. *(d) 5,077 3,833
Cenntro Electric Group Ltd. * 1,152 427
Faraday Future Intelligent
Electric, Inc. *(d) 12,269 2,092
Ferrari NV 308 85,821
Fisker, Inc. *(d) 9,660 62,211
Ford Motor Co. (d) 300,897 3,574,656
General Motors Co. 105,978 3,501,513
Gogoro, Inc. * 1,242 4,173
Harley-Davidson, Inc. (d) 10,458 387,992
Livewire Group, Inc. * 116 899
Lordstown Motors Corp. *(d) 1,116 584
Lucid Group, Inc. *(d) 45,144 358,443
Mullen Automotive, Inc. *(d) 9,868 759
Rivian Automotive, Inc.,
Class A *(d) 41,039 526,120
Stellantis NV (d) 4,665 77,579
Tesla, Inc. * 199,700 32,812,707
Thor Industries, Inc. (d) 3,719 293,875
Winnebago Industries, Inc. (d) 1,873 108,896
Workhorse Group, Inc. *(d) 2,673 2,519
41,805,161
Banks 2.3%
1st Source Corp. 2,744 114,370
ACNB Corp. 52 1,577
Amalgamated Financial
Corp. (d) 579 9,426
Amerant Bancorp, Inc. (d) 3,093 57,530
American National
Bankshares, Inc. 468 13,521
Ameris Bancorp 2,277 76,279
Arrow Financial Corp. 701 15,135
Associated Banc-Corp. (d) 14,887 265,435
Atlantic Union Bankshares
Corp. (d) 3,699 105,865
Axos Financial, Inc. * 3,352 136,326
Banc of California, Inc. 4,350 49,372
BancFirst Corp. (d) 1,864 148,915
Bancorp, Inc. (The) * 844 26,932
Bank First Corp. (d) 258 17,645

30 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Banks
Bank of America Corp. 539,584 15,799,020
Bank of Hawaii Corp. 4,729 229,025
Bank of Marin Bancorp 4,691 82,702
Bank of Montreal 88 7,937
Bank of NT Butterfield & Son
Ltd. (The) 6,145 158,111
Bank OZK 9,659 345,019
BankUnited, Inc. 496 11,185
Banner Corp. 693 34,595
Bar Harbor Bankshares 637 15,798
BCB Bancorp, Inc. 95 1,121
Berkshire Hills Bancorp, Inc. 699 14,868
Blue Foundry Bancorp * 160 1,539
BOK Financial Corp. 2,707 227,036
Bridgewater Bancshares, Inc. * 1,002 9,970
Brookline Bancorp, Inc. 1,725 16,456
Business First Bancshares,
Inc. 611 9,422
Byline Bancorp, Inc. (d) 6,142 118,848
Cadence Bank 1,173 23,718
Cambridge Bancorp (d) 1,491 77,010
Camden National Corp. 590 18,850
Canadian Imperial Bank of
Commerce (d) 3,156 132,394
Capital Bancorp, Inc. (d) 355 5,982
Capital City Bank Group, Inc. 587 17,880
Capitol Federal Financial, Inc. 4,001 24,806
Capstar Financial Holdings,
Inc. 639 8,550
Carter Bankshares, Inc. * 976 12,542
Cathay General Bancorp (d) 8,363 266,529
Central Pacific Financial Corp. 170 2,700
Citigroup, Inc. 151,596 7,135,624
Citizens & Northern Corp. 587 11,212
Citizens Financial Group, Inc. 38,422 1,188,777
City Holding Co. 90 8,207
Civista Bancshares, Inc. 697 11,061
CNB Financial Corp. (d) 685 12,851
Coastal Financial Corp. * 339 12,289
Columbia Banking System,
Inc. 16,539 353,273
Columbia Financial, Inc. * 2,329 39,081
Comerica, Inc. 9,940 431,098
Commerce Bancshares,
Inc. (d) 10,123 565,370
Community Bank System,
Inc. (d) 342 17,086
Community Trust Bancorp,
Inc. 2,033 73,208
ConnectOne Bancorp, Inc. 3,437 54,236
CrossFirst Bankshares, Inc. * 2,052 20,582
Cullen/Frost Bankers, Inc. 4,969 547,832
Customers Bancorp, Inc. * 574 12,536
CVB Financial Corp. 852 12,754
Dime Community Bancshares,
Inc. 2,831 58,319
Eagle Bancorp, Inc. 721 18,097
East West Bancorp, Inc. 11,459 592,316
Eastern Bankshares, Inc. 15,791 183,965
Enterprise Bancorp, Inc. 414 11,940
Common Stocks
Shares Value ($)
Banks
Enterprise Financial Services
Corp. 5,920 253,139
Equity Bancshares, Inc.,
Class A 623 14,672
Esquire Financial Holdings,
Inc. 43 1,662
Farmers & Merchants
Bancorp, Inc. 81 1,847
Farmers National Banc
Corp. (d) 6,893 80,579
FB Financial Corp. 7,406 217,959
Fifth Third Bancorp 53,478 1,401,124
Financial Institutions, Inc. 531 9,282
First Bancorp 1,685 29,637
First Bancorp, Inc. (The) 468 11,560
First Bancshares, Inc.
(The) (d) 6,128 153,813
First Bank (d) 579 5,622
First Busey Corp. 8,188 148,858
First Business Financial
Services, Inc. 50 1,434
First Citizens BancShares,
Inc., Class A 831 836,967
First Commonwealth Financial
Corp. 884 11,032
First Community Bankshares,
Inc. 712 16,668
First Financial Bancorp 1,051 21,756
First Financial Bankshares,
Inc. (d) 10,780 315,423
First Financial Corp. 1,541 53,242
First Foundation, Inc. 5,417 34,073
First Hawaiian, Inc. (d) 13,459 257,201
First Horizon Corp. 40,826 716,496
First Internet Bancorp 357 5,251
First Interstate BancSystem,
Inc., Class A (d) 7,399 189,340
First Merchants Corp. 8,088 236,008
First Mid Bancshares, Inc. 634 16,712
First of Long Island Corp.
(The) 957 11,197
First Republic Bank (d) 14,491 50,863
Five Star Bancorp 63 1,339
Flushing Financial Corp. 7,411 89,154
FNB Corp. 26,972 309,639
Fulton Financial Corp. (d) 20,426 243,682
German American Bancorp,
Inc. 7,171 208,461
Glacier Bancorp, Inc. 9,068 301,330
Great Southern Bancorp, Inc. 490 24,931
Greene County Bancorp, Inc. 42 863
Guaranty Bancshares, Inc. 389 9,379
Hancock Whitney Corp. 6,526 238,330
Hanmi Financial Corp. 999 16,144
HarborOne Bancorp, Inc. 7,133 76,680
HBT Financial, Inc. 378 6,668
Heartland Financial USA, Inc. 7,628 248,368
Heritage Commerce Corp. 2,467 20,969
Heritage Financial Corp. 574 10,108
Hilltop Holdings, Inc. (d) 6,868 213,045

Nationwide Multi-Cap Portfolio - April 30, 2023 (Unaudited) - Statement of Investments - 31
Common Stocks
Shares Value ($)
Banks
Hingham Institution for
Savings (d) 64 12,452
Home Bancorp, Inc. 329 10,308
Home BancShares, Inc. (d) 16,052 349,452
HomeStreet, Inc. 114 1,113
HomeTrust Bancshares, Inc. 657 13,712
Hope Bancorp, Inc. 733 6,670
Horizon Bancorp, Inc. 1,724 18,154
Huntington Bancshares, Inc. 107,077 1,199,262
Independent Bank Corp. 1,665 57,847
Independent Bank Group, Inc. 1,834 66,721
International Bancshares
Corp. 4,935 210,576
John Marshall Bancorp, Inc. 85 1,549
JPMorgan Chase & Co. 222,945 30,819,917
Kearny Financial Corp. (d) 9,699 75,555
KeyCorp 71,699 807,331
Lakeland Bancorp, Inc. 8,660 124,184
Lakeland Financial Corp. 996 50,467
Live Oak Bancshares, Inc. 4,614 108,706
Luther Burbank Corp. 1,198 10,830
M&T Bank Corp. (d) 13,182 1,658,296
Macatawa Bank Corp. 1,870 17,484
Mercantile Bank Corp. 582 16,331
Metrocity Bankshares, Inc. 712 11,641
Metropolitan Bank Holding
Corp. *(d) 1,062 34,080
Mid Penn Bancorp, Inc. 289 6,537
Midland States Bancorp, Inc. 945 18,900
MidWestOne Financial Group,
Inc. 598 12,379
MVB Financial Corp. 360 6,570
National Bank Holdings Corp.,
Class A 2,459 78,196
NBT Bancorp, Inc. 809 26,082
New York Community
Bancorp, Inc. (d) 58,977 630,464
Nicolet Bankshares, Inc. *(d) 1,066 61,092
Northeast Bank 43 1,585
Northfield Bancorp, Inc. 4,430 46,161
Northrim Bancorp, Inc. 247 8,534
Northwest Bancshares, Inc. 2,202 25,741
OceanFirst Financial Corp. 5,323 85,168
OFG Bancorp 523 13,373
Old National Bancorp 21,655 290,394
Old Second Bancorp, Inc. 7,047 86,608
Origin Bancorp, Inc. 3,772 111,010
Orrstown Financial Services,
Inc. 369 7,074
Pacific Premier Bancorp, Inc. 1,809 40,232
PacWest Bancorp 8,058 81,789
Park National Corp. (d) 1,739 188,368
Pathward Financial, Inc. 385 17,144
Peapack-Gladstone Financial
Corp. 4,050 107,568
Peoples Bancorp, Inc. 2,982 77,711
Peoples Financial Services
Corp. 300 12,105
Pinnacle Financial Partners,
Inc. 6,478 351,302
Common Stocks
Shares Value ($)
Banks
Pioneer Bancorp, Inc. * 404 3,563
PNC Financial Services
Group, Inc. (The) 31,556 4,110,169
Popular, Inc. 5,705 342,357
Preferred Bank 89 4,279
Premier Financial Corp. 5,983 99,378
Primis Financial Corp. 877 7,761
Prosperity Bancshares, Inc. 7,728 483,927
Provident Bancorp, Inc. 349 2,384
Provident Financial Services,
Inc. 1,354 23,668
QCR Holdings, Inc. 1,799 74,479
RBB Bancorp 695 8,646
Red River Bancshares, Inc. 189 8,694
Regions Financial Corp. (d) 73,896 1,349,341
Renasant Corp. 1,343 37,765
Republic Bancorp, Inc.,
Class A (d) 392 15,406
Republic First Bancorp, Inc. * 1,341 1,649
Royal Bank of Canada (d) 1,137 112,915
S&T Bancorp, Inc. 485 13,352
Sandy Spring Bancorp, Inc. 7,825 175,906
Seacoast Banking Corp. of
Florida (d) 2,365 52,479
ServisFirst Bancshares, Inc. 4,482 226,341
Shore Bancshares, Inc. 118 1,567
Sierra Bancorp 550 9,014
Signature Bank 400 37
Silvergate Capital Corp.,
Class A *(d) 195 263
Simmons First National Corp.,
Class A 4,090 68,344
SmartFinancial, Inc. 600 12,924
South Plains Financial, Inc. 429 8,807
Southern First Bancshares,
Inc. * 340 9,377
Southern Missouri Bancorp,
Inc. 350 12,698
Southside Bancshares, Inc. (d) 318 10,090
SouthState Corp. (d) 5,987 412,983
Stellar Bancorp, Inc. 3,781 86,736
Sterling Bancorp, Inc. * 103 558
Stock Yards Bancorp, Inc. 3,843 186,770
Summit Financial Group, Inc. 517 10,045
SVB Financial Group * 379 186
Synovus Financial Corp. 12,322 379,518
Texas Capital Bancshares,
Inc. * 5,046 253,561
Tompkins Financial Corp. 1,361 79,782
Toronto-Dominion Bank
(The) (d) 2,150 130,355
Towne Bank 10,088 238,985
TriCo Bancshares 5,232 187,358
Triumph Financial, Inc. * 1,268 65,885
Truist Financial Corp. 101,559 3,308,792
TrustCo Bank Corp. 119 3,551
Trustmark Corp. 669 15,982
UMB Financial Corp. 3,793 241,273
United Bankshares, Inc. (d) 8,140 269,678

32 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Banks
United Community Banks,
Inc. (d) 1,579 39,317
Unity Bancorp, Inc. 47 1,088
Univest Financial Corp. 4,916 98,910
US Bancorp 106,989 3,667,583
Valley National Bancorp (d) 32,895 308,555
Veritex Holdings, Inc. 748 12,873
Washington Federal, Inc. 5,462 153,154
Washington Trust Bancorp,
Inc. 3,859 108,476
Webster Financial Corp. 13,933 519,701
Wells Fargo & Co. 296,270 11,776,732
WesBanco, Inc. 4,398 117,075
West Bancorp, Inc. 681 11,734
Westamerica Bancorp 384 15,556
Western Alliance Bancorp 8,242 305,943
Wintrust Financial Corp. 5,533 378,291
WSFS Financial Corp. (d) 1,422 50,012
Zions Bancorp NA (d) 10,885 303,256
106,308,721
Beverages 1.1%
Boston Beer Co., Inc. (The),
Class A *(d) 746 236,862
Brown-Forman Corp.,
Class A (d) 18,087 1,178,269
Celsius Holdings, Inc. *(d) 4,086 390,499
Coca-Cola Co. (The) 305,594 19,603,855
Coca-Cola Consolidated, Inc. 289 170,354
Constellation Brands, Inc.,
Class A 12,266 2,814,679
Duckhorn Portfolio, Inc. (The) * 2,717 41,027
Keurig Dr Pepper, Inc. 65,714 2,148,848
MGP Ingredients, Inc. 1,241 122,462
Molson Coors Beverage Co.,
Class B (d) 13,300 791,084
Monster Beverage Corp. * 55,579 3,112,424
National Beverage Corp. * 1,985 98,654
PepsiCo, Inc. 105,882 20,211,815
Primo Water Corp. 13,278 201,693
Vintage Wine Estates, Inc. *(d) 210 281
Vita Coco Co., Inc. (The) * 1,697 36,740
51,159,546
Biotechnology 1.8%
2seventy bio, Inc. * 3,502 33,304
4D Molecular Therapeutics,
Inc. * 1,134 20,423
89bio, Inc. *(d) 1,360 21,733
Aadi Bioscience, Inc. * 94 729
AbbVie, Inc. 134,889 20,384,426
Absci Corp. * 274 362
ACADIA Pharmaceuticals,
Inc. * 10,489 223,730
Acrivon Therapeutics, Inc. * 91 1,120
Acumen Pharmaceuticals,
Inc. * 189 730
Adicet Bio, Inc. * 200 1,168
ADMA Biologics, Inc. * 11,931 39,969
Aerovate Therapeutics, Inc. * 68 1,426
Common Stocks
Shares Value ($)
Biotechnology
Affimed NV * 2,728 2,455
Agenus, Inc. * 20,948 31,631
Agios Pharmaceuticals,
Inc. *(d) 5,696 130,268
Akero Therapeutics, Inc. * 1,997 89,346
Alaunos Therapeutics, Inc. * 1,334 760
Aldeyra Therapeutics, Inc. * 1,413 13,466
Alector, Inc. * 1,924 12,698
Alkermes plc * 13,117 374,490
Allakos, Inc. * 2,699 11,471
Allogene Therapeutics,
Inc. *(d) 5,395 29,295
Allovir, Inc. * 1,019 3,505
Alnylam Pharmaceuticals,
Inc. * 9,423 1,877,062
Alpine Immune Sciences,
Inc. *(d) 180 1,348
Altimmune, Inc. * 316 1,596
Alvotech SA *(d) 212 2,078
ALX Oncology Holdings,
Inc. *(d) 419 2,489
Amgen, Inc. 41,404 9,926,195
Amicus Therapeutics, Inc. * 22,279 257,100
AnaptysBio, Inc. * 939 19,550
Anavex Life Sciences
Corp. *(d) 6,033 49,109
Anika Therapeutics, Inc. * 570 14,626
Annexon, Inc. * 221 1,172
Apellis Pharmaceuticals,
Inc. *(d) 7,176 598,694
Arbutus Biopharma Corp. * 752 1,888
Arcellx, Inc. * 1,843 78,659
Arcturus Therapeutics
Holdings, Inc. * 813 21,642
Arcus Biosciences, Inc. * 2,795 49,891
Arcutis Biotherapeutics, Inc. * 3,522 48,745
Ardelyx, Inc. * 4,950 22,077
Arrowhead Pharmaceuticals,
Inc. * 8,593 304,278
Astria Therapeutics, Inc. * 786 10,257
Atara Biotherapeutics, Inc. * 9,044 24,509
Aura Biosciences, Inc. * 102 922
Aurinia Pharmaceuticals, Inc. * 8,079 90,889
Avid Bioservices, Inc. *(d) 3,909 70,557
Avidity Biosciences, Inc. * 3,096 38,390
Avita Medical, Inc. * 902 13,999
Beam Therapeutics, Inc. *(d) 6,206 190,586
BioAtla, Inc. * 265 893
BioCryst Pharmaceuticals,
Inc. * 12,046 91,670
Biogen, Inc. * 10,982 3,341,054
Biohaven Ltd. * 5,398 70,606
BioMarin Pharmaceutical,
Inc. * 14,260 1,369,530
Biomea Fusion, Inc. *(d) 347 10,226
Bioxcel Therapeutics, Inc. *(d) 477 9,836
Bluebird Bio, Inc. * 2,794 12,154
Blueprint Medicines Corp. *(d) 5,114 261,070
Bridgebio Pharma, Inc. * 6,312 91,650
C4 Therapeutics, Inc. * 1,468 4,433

Nationwide Multi-Cap Portfolio - April 30, 2023 (Unaudited) - Statement of Investments - 33
Common Stocks
Shares Value ($)
Biotechnology
Cabaletta Bio, Inc. * 162 1,682
CareDx, Inc. *(d) 3,137 25,378
Caribou Biosciences, Inc. * 487 2,094
Catalyst Pharmaceuticals,
Inc. * 7,879 125,434
Celldex Therapeutics, Inc. * 3,235 101,708
CEL-SCI Corp. * 271 572
Celularity, Inc., Class A * 354 209
Century Therapeutics, Inc. *(d) 136 426
Cerevel Therapeutics
Holdings, Inc. *(d) 3,518 102,163
Chimerix, Inc. * 1,759 2,040
Chinook Therapeutics, Inc. * 4,068 81,401
Cogent Biosciences, Inc. * 5,357 57,641
Coherus Biosciences, Inc. *(d) 7,456 53,907
Compass Therapeutics, Inc. * 502 1,511
Crinetics Pharmaceuticals,
Inc. * 6,603 129,023
CTI BioPharma Corp. *(d) 8,262 40,153
Cue Biopharma, Inc. * 264 1,143
Cullinan Oncology, Inc. *(d) 1,046 10,178
Cytokinetics, Inc. *(d) 6,575 245,905
Day One Biopharmaceuticals,
Inc. * 3,045 37,758
Deciphera Pharmaceuticals,
Inc. * 5,432 77,189
Denali Therapeutics, Inc. * 9,512 236,278
Design Therapeutics, Inc. * 3,289 21,214
Disc Medicine, Inc. * 33 1,080
Dynavax Technologies Corp. * 7,223 75,191
Dyne Therapeutics, Inc. * 176 1,823
Eagle Pharmaceuticals, Inc. * 409 11,485
Editas Medicine, Inc. *(d) 4,295 35,047
Eiger BioPharmaceuticals,
Inc. * 922 950
Emergent BioSolutions, Inc. * 3,346 29,545
Enanta Pharmaceuticals, Inc. * 1,856 65,981
Entrada Therapeutics, Inc. *(d) 768 8,993
EQRx, Inc. * 12,409 20,847
Erasca, Inc. * 5,048 13,932
Exact Sciences Corp. *(d) 13,562 868,917
Exelixis, Inc. * 24,767 453,236
Fate Therapeutics, Inc. * 4,794 29,100
FibroGen, Inc. * 8,260 141,411
Foghorn Therapeutics, Inc. * 1,717 11,195
G1 Therapeutics, Inc. *(d) 281 806
Generation Bio Co. * 1,364 6,711
Geron Corp. * 39,446 97,037
Gilead Sciences, Inc. 96,704 7,950,036
Gossamer Bio, Inc. *(d) 6,490 8,372
Graphite Bio, Inc. * 171 546
GreenLight Biosciences
Holdings PBC * 541 172
Greenwich Lifesciences, Inc. * 23 246
Gritstone bio, Inc. * 506 1,204
Halozyme Therapeutics, Inc. * 10,019 321,910
Heron Therapeutics, Inc. *(d) 3,580 8,556
HilleVax, Inc. *(d) 57 798
Horizon Therapeutics plc * 16,983 1,887,830
Humacyte, Inc. *(d) 340 1,102
Common Stocks
Shares Value ($)
Biotechnology
Icosavax, Inc. * 191 1,052
Ideaya Biosciences, Inc. * 2,042 37,287
IGM Biosciences, Inc. *(d) 313 3,390
Immuneering Corp.,
Class A *(d) 124 1,362
ImmunityBio, Inc. *(d) 1,216 3,405
ImmunoGen, Inc. * 17,076 92,040
Immunovant, Inc. * 1,665 26,873
Incyte Corp. * 14,504 1,079,243
Inhibrx, Inc. * 2,064 43,344
Inovio Pharmaceuticals,
Inc. *(d) 6,084 4,700
Insmed, Inc. *(d) 12,325 240,338
Instil Bio, Inc. * 359 235
Intellia Therapeutics, Inc. *(d) 7,019 264,967
Intercept Pharmaceuticals,
Inc. * 1,052 18,221
Invivyd, Inc. *(d) 919 1,011
Ionis Pharmaceuticals,
Inc. *(d) 11,358 401,732
Iovance Biotherapeutics, Inc. * 8,914 50,275
Ironwood Pharmaceuticals,
Inc. *(d) 9,487 98,760
iTeos Therapeutics, Inc. * 1,933 26,559
IVERIC bio, Inc. * 10,557 347,220
Janux Therapeutics, Inc. * 78 1,195
Jounce Therapeutics, Inc. * 510 984
KalVista Pharmaceuticals,
Inc. * 687 5,860
Karuna Therapeutics, Inc. *(d) 2,467 489,551
Karyopharm Therapeutics,
Inc. * 3,581 12,820
Keros Therapeutics, Inc. * 1,400 62,097
Kezar Life Sciences, Inc. * 1,284 3,120
Kiniksa Pharmaceuticals Ltd.,
Class A * 895 9,621
Kinnate Biopharma, Inc. * 1,155 2,922
Kodiak Sciences, Inc. * 1,983 8,686
Kronos Bio, Inc. *(d) 1,346 2,221
Krystal Biotech, Inc. *(d) 1,437 120,708
Kura Oncology, Inc. * 7,175 69,885
Kymera Therapeutics, Inc. *(d) 2,415 76,169
Lexicon Pharmaceuticals,
Inc. * 2,325 5,557
Lineage Cell Therapeutics,
Inc. *(d) 1,095 1,489
Lyell Immunopharma, Inc. *(d) 13,994 28,408
MacroGenics, Inc. * 5,307 36,565
Madrigal Pharmaceuticals,
Inc. *(d) 1,007 314,184
MannKind Corp. * 24,460 94,171
MeiraGTx Holdings plc * 910 4,869
Mersana Therapeutics, Inc. * 1,928 8,445
MiMedx Group, Inc. *(d) 4,098 15,695
MiNK Therapeutics, Inc. * 306 547
Mirati Therapeutics, Inc. * 4,017 177,993
Mirum Pharmaceuticals, Inc. * 356 9,559
Moderna, Inc. * 25,392 3,374,343
Monte Rosa Therapeutics,
Inc. * 193 876

34 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Biotechnology
MoonLake
Immunotherapeutics *(d) 205 4,367
Morphic Holding, Inc. * 1,512 71,457
Myriad Genetics, Inc. * 7,396 157,461
Natera, Inc. * 7,586 384,762
Neurocrine Biosciences,
Inc. *(d) 7,529 760,730
Nkarta, Inc. * 698 3,455
Novavax, Inc. *(d) 4,075 31,255
Nurix Therapeutics, Inc. * 1,066 10,266
Nuvalent, Inc., Class A *(d) 1,343 47,529
Ocugen, Inc. *(d) 6,135 4,378
Omega Therapeutics, Inc. * 114 873
Organogenesis Holdings,
Inc. * 1,181 2,421
ORIC Pharmaceuticals, Inc. * 164 848
Outlook Therapeutics, Inc. *(d) 872 916
PepGen, Inc. * 60 905
PMV Pharmaceuticals, Inc. * 1,039 4,790
Point Biopharma Global,
Inc. *(d) 7,009 54,250
Poseida Therapeutics, Inc. * 318 840
Praxis Precision Medicines,
Inc. *(d) 384 399
Precigen, Inc. * 3,158 3,821
Precision BioSciences, Inc. * 571 480
Prelude Therapeutics, Inc. *(d) 110 711
Prime Medicine, Inc. *(d) 191 2,630
ProKidney Corp. *(d) 293 2,766
Prometheus Biosciences,
Inc. * 2,663 516,489
Protagonist Therapeutics,
Inc. * 2,808 63,461
Prothena Corp. plc * 3,444 181,223
PTC Therapeutics, Inc. * 5,444 300,182
Rallybio Corp. *(d) 123 663
RAPT Therapeutics, Inc. * 2,351 42,788
Recursion Pharmaceuticals,
Inc., Class A * 7,372 35,164
Regeneron Pharmaceuticals,
Inc. * 7,965 6,386,257
REGENXBIO, Inc. * 2,171 42,031
Relay Therapeutics, Inc. *(d) 7,647 86,946
Replimune Group, Inc. * 1,898 31,754
REVOLUTION Medicines,
Inc. * 5,494 129,054
Rhythm Pharmaceuticals,
Inc. *(d) 1,367 27,572
Rigel Pharmaceuticals, Inc. * 6,887 7,782
Rocket Pharmaceuticals, Inc. * 3,378 60,534
Sage Therapeutics, Inc. * 4,818 235,359
Sana Biotechnology, Inc. *(d) 2,931 15,505
Sangamo Therapeutics, Inc. * 4,813 7,075
Sarepta Therapeutics, Inc. *(d) 6,479 795,427
Scholar Rock Holding
Corp. *(d) 1,553 9,939
Seagen, Inc. * 10,435 2,087,000
Selecta Biosciences, Inc. * 684 814
Seres Therapeutics, Inc. *(d) 1,769 8,624
Shattuck Labs, Inc. *(d) 219 657
Common Stocks
Shares Value ($)
Biotechnology
SpringWorks Therapeutics,
Inc. *(d) 3,035 70,958
Stoke Therapeutics, Inc. *(d) 607 5,396
Summit Therapeutics, Inc. * 179 236
Sutro Biopharma, Inc. * 832 3,544
Syndax Pharmaceuticals,
Inc. *(d) 3,735 76,754
Tango Therapeutics, Inc. *(d) 356 1,210
TG Therapeutics, Inc. *(d) 10,674 265,035
Travere Therapeutics, Inc. *(d) 3,946 85,115
Twist Bioscience Corp. * 2,864 35,743
Tyra Biosciences, Inc. *(d) 126 1,785
Ultragenyx Pharmaceutical,
Inc. * 5,686 248,308
United Therapeutics Corp. * 3,433 790,036
Vanda Pharmaceuticals, Inc. * 2,069 12,704
Vaxart, Inc. *(d) 14,216 11,565
Vaxcyte, Inc. * 5,618 240,619
Vaxxinity, Inc., Class A * 236 503
VBI Vaccines, Inc. *(d) 200 574
Vera Therapeutics, Inc. * 89 592
Veracyte, Inc. * 6,823 154,473
Vericel Corp. * 4,785 150,775
Vertex Pharmaceuticals, Inc. * 19,764 6,734,188
Verve Therapeutics, Inc. * 2,351 37,451
Vigil Neuroscience, Inc. * 84 731
Viking Therapeutics, Inc. * 1,571 33,478
Vir Biotechnology, Inc. * 6,210 156,182
Viridian Therapeutics, Inc. * 4,106 115,091
Vor BioPharma, Inc. * 346 1,540
Voyager Therapeutics, Inc. * 1,465 10,621
XBiotech, Inc. * 107 368
Xencor, Inc. *(d) 5,736 151,660
Y-mAbs Therapeutics, Inc. * 1,202 7,200
Zentalis Pharmaceuticals,
Inc. * 2,351 51,793
Zymeworks, Inc. * 1,567 13,163
83,593,556
Broadline Retail 1.7%
1stdibs.com, Inc. * 111 417
Amazon.com, Inc. * 683,953 72,122,844
Big Lots, Inc. (d) 1,211 10,887
ContextLogic, Inc.,
Class A *(d) 1,348 9,719
Coupang, Inc. * 59,854 1,003,153
Dillard's, Inc., Class A 360 107,421
eBay, Inc. 42,098 1,954,610
Etsy, Inc. *(d) 9,607 970,595
Groupon, Inc. *(d) 992 3,551
Kohl's Corp. (d) 9,236 203,469
Macy's, Inc. 20,964 342,552
Nordstrom, Inc. (d) 9,872 152,621
Ollie's Bargain Outlet
Holdings, Inc. *(d) 4,829 315,092
Pan Pacific International
Holdings Corp. 161,400 3,024,929

Nationwide Multi-Cap Portfolio - April 30, 2023 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
Broadline Retail
Qurate Retail, Inc. Series
A,*(d) 20,159 16,059
80,237,919
Building Products 0.5%
A O Smith Corp. 11,150 761,434
AAON, Inc. 3,185 312,130
Advanced Drainage Systems,
Inc. (d) 4,899 419,942
Allegion plc 6,669 736,791
American Woodmark Corp. * 1,125 56,835
Apogee Enterprises, Inc. 4,620 196,627
Armstrong World Industries,
Inc. 3,619 248,481
AZEK Co., Inc. (The) *(d) 8,864 240,569
AZZ, Inc. 3,668 138,394
Builders FirstSource, Inc. * 10,853 1,028,539
Caesarstone Ltd. 815 3,716
Carlisle Cos., Inc. (d) 3,932 848,722
Carrier Global Corp. 63,574 2,658,665
CSW Industrials, Inc. 1,108 149,214
Daikin Industries Ltd. 8,100 1,473,658
Fortune Brands Innovations,
Inc. 9,783 632,862
Gibraltar Industries, Inc. * 2,590 129,604
Griffon Corp. 2,452 69,759
Hayward Holdings, Inc. *(d) 6,956 83,750
Insteel Industries, Inc. 787 21,666
Janus International Group,
Inc. * 6,310 56,790
JELD-WEN Holding, Inc. * 5,199 66,443
Johnson Controls International
plc 54,604 3,267,503
Lennox International, Inc. 2,382 671,510
Masco Corp. 17,054 912,560
Masonite International Corp. * 1,436 131,265
Masterbrand, Inc. * 6,235 50,316
Owens Corning 6,917 738,805
PGT Innovations, Inc. *(d) 3,991 102,409
Quanex Building Products
Corp. 1,333 25,460
Resideo Technologies, Inc. * 11,300 201,140
Simpson Manufacturing Co.,
Inc. 2,998 377,088
Tecnoglass, Inc. 133 5,832
Trane Technologies plc 17,586 3,267,655
Trex Co., Inc. *(d) 8,585 469,256
UFP Industries, Inc. 4,255 334,103
View, Inc. * 4,521 1,546
Zurn Elkay Water Solutions
Corp. 10,309 222,159
21,113,198
Capital Markets 2.0%
Affiliated Managers Group,
Inc. 2,584 373,078
AlTi Global, Inc. * 373 2,301
Ameriprise Financial, Inc. 7,969 2,431,501
Ares Management Corp. 12,274 1,075,080
Common Stocks
Shares Value ($)
Capital Markets
Artisan Partners Asset
Management, Inc.,
Class A (d) 7,600 263,492
AssetMark Financial Holdings,
Inc. * 3,892 119,407
Associated Capital Group,
Inc., Class A 184 6,869
Avantax, Inc. * 4,693 119,061
B. Riley Financial, Inc. (d) 1,988 62,622
Bakkt Holdings, Inc. * 368 497
Bank of New York Mellon
Corp. (The) 62,571 2,664,899
BGC Partners, Inc., Class A 26,913 121,916
BlackRock, Inc. 902 605,422
Blackstone, Inc., Class A (d) 54,879 4,902,341
Blue Owl Capital, Inc. (d) 34,891 392,873
Bridge Investment Group
Holdings, Inc., Class A 1,059 10,579
Brightsphere Investment
Group, Inc. (d) 6,246 141,035
Carlyle Group, Inc. (The) (d) 19,223 583,034
Cboe Global Markets, Inc. 8,084 1,129,335
Charles Schwab Corp. (The) 117,116 6,118,140
CME Group, Inc. 29,702 5,517,741
Cohen & Steers, Inc. 3,494 209,850
Coinbase Global, Inc.,
Class A *(d) 12,247 658,766
Diamond Hill Investment
Group, Inc. 404 65,496
Donnelley Financial Solutions,
Inc. * 2,647 114,483
Evercore, Inc., Class A 3,674 419,093
FactSet Research Systems,
Inc. 3,104 1,277,886
Federated Hermes, Inc.,
Class B 8,366 346,269
Focus Financial Partners, Inc.,
Class A * 5,726 297,408
Forge Global Holdings, Inc. * 641 859
Franklin Resources, Inc. (d) 25,193 677,188
FS KKR Capital Corp. 4,623 86,959
GCM Grosvenor, Inc., Class A 3,603 29,076
Goldman Sachs Group, Inc.
(The) 25,898 8,894,409
Hamilton Lane, Inc., Class A 3,811 280,794
Houlihan Lokey, Inc. (d) 4,661 425,922
Interactive Brokers Group,
Inc., Class A 7,658 596,175
Intercontinental Exchange,
Inc. 43,531 4,741,832
Invesco Ltd. 33,035 565,890
Janus Henderson Group
plc (d) 13,251 343,863
Jefferies Financial Group, Inc. 23,894 765,325
KKR & Co., Inc. 43,653 2,316,665
Lazard Ltd., Class A 1,010 31,613
LPL Financial Holdings, Inc. 6,218 1,298,567
MarketAxess Holdings, Inc. 2,834 902,261
Moelis & Co., Class A (d) 7,643 289,517

36 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Capital Markets
Moody's Corp. 12,610 3,948,443
Morgan Stanley 97,323 8,756,150
Morningstar, Inc. 1,937 345,386
MSCI, Inc. 6,077 2,931,849
Nasdaq, Inc. 33,014 1,827,985
Northern Trust Corp. (d) 17,563 1,372,724
Open Lending Corp., Class A * 5,635 39,614
Oppenheimer Holdings, Inc.,
Class A 2,248 84,053
P10, Inc., Class A 1,276 13,181
Patria Investments Ltd.,
Class A 352 5,220
Perella Weinberg Partners (d) 8,179 64,614
Pershing Square, Escrow *^∞ 1,191 0
Piper Sandler Cos. 1,894 256,523
PJT Partners, Inc., Class A 2,782 191,318
Raymond James Financial,
Inc. 17,038 1,542,428
Robinhood Markets, Inc.,
Class A *(d) 45,011 398,347
S&P Global, Inc. 25,751 9,336,798
Sculptor Capital Management,
Inc. 762 6,347
SEI Investments Co. 12,364 728,363
Silvercrest Asset Management
Group, Inc., Class A 3,180 59,561
State Street Corp. 27,645 1,997,628
StepStone Group, Inc.,
Class A 7,545 166,216
Stifel Financial Corp. 9,625 577,211
StoneX Group, Inc. * 1,595 156,422
SuRo Capital Corp. * 171 638
T. Rowe Price Group, Inc. (d) 17,887 2,009,247
TPG, Inc. 398 11,530
Tradeweb Markets, Inc.,
Class A 9,058 637,774
Trinity Capital, Inc. 212 2,578
UBS Group AG (Registered)
REG 5,628 113,967
Value Line, Inc. 41 1,878
Victory Capital Holdings, Inc.,
Class A 3,110 94,979
Virtu Financial, Inc., Class A 9,320 186,866
Virtus Investment Partners,
Inc. 677 123,356
WisdomTree, Inc. (d) 1,533 9,566
90,276,149
Chemicals 1.4%
AdvanSix, Inc. 2,979 112,249
Air Products & Chemicals, Inc. 17,385 5,117,449
Albemarle Corp. 8,965 1,662,649
Alto Ingredients, Inc. * 470 616
American Vanguard Corp. 1,211 23,312
Amyris, Inc. *(d) 6,018 4,920
Ashland, Inc. (d) 3,994 405,830
Aspen Aerogels, Inc. * 977 6,116
Avient Corp. 6,901 265,757
Axalta Coating Systems
Ltd. *(d) 16,399 517,716
Common Stocks
Shares Value ($)
Chemicals
Balchem Corp. 2,244 294,862
Cabot Corp. 3,985 285,964
Celanese Corp. 8,125 863,200
CF Industries Holdings, Inc. 14,852 1,063,106
Chase Corp. 300 32,799
Chemours Co. (The) 11,301 328,520
Corteva, Inc. 56,863 3,475,467
Danimer Scientific, Inc. *(d) 2,468 7,799
Diversey Holdings Ltd. * 7,657 62,251
Dow, Inc. 56,149 3,054,506
DuPont de Nemours, Inc. 35,657 2,486,006
Eastman Chemical Co. 10,853 914,582
Ecolab, Inc. 19,086 3,203,394
Ecovyst, Inc. * 10,265 116,508
Element Solutions, Inc. 18,012 326,918
FMC Corp. 9,707 1,199,591
FutureFuel Corp. 1,106 8,295
Ginkgo Bioworks Holdings,
Inc. *(d) 49,837 60,801
Hawkins, Inc. 784 31,627
HB Fuller Co. 4,049 267,922
Huntsman Corp. 17,464 467,861
Ingevity Corp. *(d) 3,003 215,435
Innospec, Inc. (d) 1,672 169,925
International Flavors &
Fragrances, Inc. 19,659 1,906,137
Intrepid Potash, Inc. * 392 10,106
Koppers Holdings, Inc. (d) 826 27,101
Kronos Worldwide, Inc. (d) 949 8,826
Linde plc 37,784 13,959,299
Livent Corp. *(d) 12,631 275,987
Loop Industries, Inc. * 104 340
LSB Industries, Inc. * 3,892 34,756
LyondellBasell Industries NV,
Class A (d) 19,443 1,839,502
Mativ Holdings, Inc. 5,058 97,973
Minerals Technologies, Inc. 3,736 221,395
Mitsui Chemicals, Inc. 87,900 2,219,948
Mosaic Co. (The) 25,871 1,108,572
NewMarket Corp. (d) 433 173,027
Olin Corp. 11,364 629,566
Origin Materials, Inc. *(d) 10,082 39,824
Orion Engineered Carbons SA 3,741 90,570
Perimeter Solutions SA *(d) 8,102 60,603
PPG Industries, Inc. 18,044 2,530,851
PureCycle Technologies,
Inc. *(d) 8,591 56,443
Quaker Chemical Corp. (d) 1,025 191,296
Rayonier Advanced Materials,
Inc. * 2,443 13,290
RPM International, Inc. 9,705 796,101
Scotts Miracle-Gro Co.
(The) (d) 3,225 215,462
Sensient Technologies Corp. 3,355 249,813
Sherwin-Williams Co. (The) 18,254 4,336,055
Shin-Etsu Chemical Co. Ltd. 137,500 3,935,480
Stepan Co. 1,345 124,009
Trinseo plc (d) 1,870 33,884
Tronox Holdings plc 6,412 87,780

Nationwide Multi-Cap Portfolio - April 30, 2023 (Unaudited) - Statement of Investments - 37
Common Stocks
Shares Value ($)
Chemicals
Westlake Corp. 2,388 271,707
62,599,656
Commercial Services & Supplies 0.4%
ABM Industries, Inc. 5,178 220,479
ACCO Brands Corp. 3,375 15,457
ACV Auctions, Inc.,
Class A *(d) 8,256 107,576
Aris Water Solutions, Inc.,
Class A (d) 2,911 21,163
Aurora Innovation, Inc. *(d) 2,380 3,403
Brady Corp., Class A 4,027 205,498
BrightView Holdings, Inc. * 1,285 7,106
Brink's Co. (The) 3,147 197,789
Casella Waste Systems, Inc.,
Class A * 3,506 312,034
CECO Environmental Corp. * 881 10,228
Cimpress plc * 1,047 54,392
Cintas Corp. 6,599 3,007,626
Civeo Corp. * 73 1,405
Clean Harbors, Inc. * 3,769 547,108
CompX International, Inc. 68 1,231
Copart, Inc. * 33,674 2,661,930
CoreCivic, Inc. *(d) 8,669 76,201
Deluxe Corp. 2,724 41,269
Driven Brands Holdings, Inc. * 3,542 108,739
Ennis, Inc. 1,012 19,663
GEO Group, Inc. (The) * 11,126 83,779
Harsco Corp. * 2,995 20,576
Healthcare Services Group,
Inc. 5,266 82,202
Heritage-Crystal Clean,
Inc. *(d) 662 23,144
HNI Corp. 3,736 97,061
Interface, Inc. 2,296 18,001
KAR Auction Services, Inc. * 11,410 154,491
Kimball International, Inc.,
Class B 1,453 17,886
Li-Cycle Holdings Corp. * 8,155 38,736
Liquidity Services, Inc. * 942 12,312
Matthews International Corp.,
Class A (d) 3,718 140,801
MillerKnoll, Inc. 7,550 128,426
Montrose Environmental
Group, Inc. * 2,724 82,973
MSA Safety, Inc. 2,852 370,047
NL Industries, Inc. 360 2,315
Pitney Bowes, Inc. 2,134 7,490
Republic Services, Inc. 15,527 2,245,515
Ritchie Bros Auctioneers, Inc. 5,030 287,666
Rollins, Inc. 18,090 764,303
SP Plus Corp. * 911 31,129
Steelcase, Inc., Class A 11,093 88,744
Stericycle, Inc. * 7,322 334,249
Tetra Tech, Inc. 4,048 560,122
UniFirst Corp. 1,155 189,050
Viad Corp. * 830 15,795
VSE Corp. (d) 66 2,791
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Waste Management, Inc. 32,449 5,388,156
18,808,057
Communications Equipment 0.5%
ADTRAN Holdings, Inc. 4,383 39,973
Arista Networks, Inc. * 18,765 3,005,402
Aviat Networks, Inc. * 70 2,297
CalAmp Corp. * 229 582
Calix, Inc. * 4,419 201,948
Cambium Networks Corp. * 224 3,391
Casa Systems, Inc. *(d) 1,202 1,502
Ciena Corp. * 11,427 526,099
Cisco Systems, Inc. 315,986 14,930,338
Clearfield, Inc. *(d) 578 25,247
CommScope Holding Co.,
Inc. * 12,671 62,468
Comtech Telecommunications
Corp. (d) 1,037 10,733
Digi International, Inc. * 4,066 122,631
DZS, Inc. * 484 3,291
Extreme Networks, Inc. * 6,948 123,535
F5, Inc. *(d) 5,049 678,384
Harmonic, Inc. *(d) 8,798 123,964
Infinera Corp. *(d) 12,075 76,435
Inseego Corp. *(d) 2,769 1,667
Juniper Networks, Inc. 29,057 876,069
Lumentum Holdings, Inc. *(d) 5,621 271,213
Motorola Solutions, Inc. 12,537 3,653,282
NETGEAR, Inc. * 1,188 16,786
NetScout Systems, Inc. *(d) 6,793 184,838
Ribbon Communications, Inc. * 3,051 7,811
Ubiquiti, Inc. 213 49,533
Viasat, Inc. *(d) 5,802 203,244
Viavi Solutions, Inc. *(d) 14,920 133,683
25,336,346
Construction & Engineering 0.2%
AECOM 12,842 1,066,528
Ameresco, Inc., Class A * 2,981 124,010
API Group Corp. * 14,319 325,901
Arcosa, Inc. 3,761 254,018
Argan, Inc. (d) 593 23,856
Bowman Consulting Group
Ltd. * 345 10,281
Comfort Systems USA, Inc. 2,604 389,272
Concrete Pumping Holdings,
Inc. * 1,026 7,131
Construction Partners, Inc.,
Class A *(d) 3,384 87,781
Dycom Industries, Inc. *(d) 2,344 217,101
EMCOR Group, Inc. 3,485 595,935
Fluor Corp. * 11,134 323,554
Granite Construction, Inc. (d) 3,296 125,677
Great Lakes Dredge & Dock
Corp. * 2,569 14,720
IES Holdings, Inc. * 270 11,661
MasTec, Inc. * 4,644 412,434
MDU Resources Group, Inc. 15,096 441,105
MYR Group, Inc. * 1,353 173,171
Northwest Pipe Co. * 347 9,556

38 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Construction & Engineering
Primoris Services Corp. 4,154 105,096
Quanta Services, Inc. (d) 10,742 1,822,273
Sterling Infrastructure, Inc. * 3,271 120,765
Tutor Perini Corp. * 1,621 8,591
Valmont Industries, Inc. 1,552 450,949
WillScot Mobile Mini Holdings
Corp. * 15,761 715,549
7,836,915
Construction Materials 0.1%
Eagle Materials, Inc. (d) 2,768 410,245
Martin Marietta Materials, Inc. 4,847 1,760,430
Summit Materials, Inc.,
Class A * 9,761 267,549
United States Lime &
Minerals, Inc. 82 13,194
Vulcan Materials Co. 10,408 1,822,649
4,274,067
Consumer Finance 0.4%
Ally Financial, Inc. 24,193 638,211
American Express Co. 46,175 7,449,875
Atlanticus Holdings Corp. *(d) 181 5,278
Bread Financial Holdings, Inc. 2,604 71,870
Capital One Financial Corp. 29,913 2,910,535
Credit Acceptance Corp. *(d) 530 259,435
Curo Group Holdings Corp. (d) 748 1,197
Discover Financial Services 20,686 2,140,380
Encore Capital Group, Inc. *(d) 2,868 147,358
Enova International, Inc. * 3,719 163,339
EZCORP, Inc., Class A * 9,288 79,970
FirstCash Holdings, Inc. (d) 3,090 318,363
Green Dot Corp., Class A * 511 8,784
Katapult Holdings, Inc. * 346 156
LendingClub Corp. * 13,994 100,477
LendingTree, Inc. * 785 18,707
Moneylion, Inc. * 28 260
Navient Corp. 11,247 186,025
Nelnet, Inc., Class A (d) 1,434 138,094
NerdWallet, Inc., Class A *(d) 3,943 53,507
OneMain Holdings, Inc. 9,634 369,657
Oportun Financial Corp. * 831 3,382
PRA Group, Inc. * 5,800 210,366
PROG Holdings, Inc. *(d) 3,493 105,593
Regional Management Corp. 394 10,544
SLM Corp. 20,417 306,663
SoFi Technologies, Inc. *(d) 65,392 407,392
Sunlight Financial Holdings,
Inc. * 282 126
Synchrony Financial 35,287 1,041,319
Upstart Holdings, Inc. *(d) 7,389 102,707
World Acceptance Corp. *(d) 207 20,886
17,270,456
Consumer Staples Distribution & Retail 1.2%
Albertsons Cos., Inc., Class A 16,005 334,504
Andersons, Inc. (The) 2,954 132,044
BJ's Wholesale Club Holdings,
Inc. * 10,118 772,712
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail
Casey's General Stores,
Inc. (d) 2,705 618,958
Chefs' Warehouse, Inc. (The) * 2,768 92,064
Costco Wholesale Corp. 33,907 17,062,680
Dollar General Corp. 17,229 3,815,534
Dollar Tree, Inc. * 15,975 2,455,517
Grocery Outlet Holding Corp. * 7,090 211,140
HF Foods Group, Inc. * 1,606 6,295
Ingles Markets, Inc., Class A 1,617 148,829
Kroger Co. (The) 50,005 2,431,743
Natural Grocers by Vitamin
Cottage, Inc. 357 3,852
Performance Food Group
Co. * 11,643 729,900
PriceSmart, Inc. 2,445 180,148
Rite Aid Corp. *(d) 2,163 4,542
SpartanNash Co. 3,065 75,154
Sprouts Farmers Market, Inc. * 7,804 270,487
Sysco Corp. 43,068 3,305,038
Target Corp. 35,678 5,628,204
United Natural Foods, Inc. * 5,332 145,404
US Foods Holding Corp. * 18,995 729,408
Village Super Market, Inc.,
Class A 257 5,626
Walgreens Boots Alliance,
Inc. (d) 55,752 1,965,258
Walmart, Inc. 108,739 16,416,327
Weis Markets, Inc. 1,202 99,153
57,640,521
Containers & Packaging 0.2%
Amcor plc 109,023 1,195,982
AptarGroup, Inc. 5,086 602,742
Ardagh Group SA *^∞(d) 742 4,957
Ardagh Metal Packaging
SA (d) 9,313 37,997
Avery Dennison Corp. 6,197 1,081,253
Ball Corp. (d) 24,039 1,278,394
Berry Global Group, Inc. 12,146 702,160
Crown Holdings, Inc. 8,943 767,131
Graphic Packaging Holding
Co. 22,000 542,520
Greif, Inc., Class A 2,061 133,430
International Paper Co. (d) 30,652 1,014,888
Myers Industries, Inc. 1,495 28,330
O-I Glass, Inc. * 11,021 247,642
Packaging Corp. of
America (d) 6,992 945,738
Pactiv Evergreen, Inc. (d) 2,143 16,930
Ranpak Holdings Corp. * 2,393 9,763
Sealed Air Corp. 11,272 540,943
Silgan Holdings, Inc. 5,717 281,619
Sonoco Products Co. (d) 6,831 414,095
TriMas Corp. (d) 5,752 146,158
Westrock Co. 26,631 797,066
10,789,738
Distributors 0.1%
Funko, Inc., Class A *(d) 1,051 10,363
Genuine Parts Co. 11,347 1,909,813

Nationwide Multi-Cap Portfolio - April 30, 2023 (Unaudited) - Statement of Investments - 39
Common Stocks
Shares Value ($)
Distributors
LKQ Corp. 19,379 1,118,750
Pool Corp. (d) 2,925 1,027,611
4,066,537
Diversified Consumer Services 0.1%
2U, Inc. * 4,284 23,733
ADT, Inc. (d) 11,039 73,961
Adtalem Global Education,
Inc. *(d) 4,220 171,205
American Public Education,
Inc. * 606 3,454
Beachbody Co., Inc. (The) *(d) 911 425
Bright Horizons Family
Solutions, Inc. *(d) 4,606 350,609
Carriage Services, Inc. 702 20,155
Chegg, Inc. *(d) 11,315 203,444
Coursera, Inc. * 8,987 111,798
Duolingo, Inc. *(d) 1,862 253,530
European Wax Center, Inc.,
Class A *(d) 3,166 59,648
Frontdoor, Inc. * 6,905 188,921
Graham Holdings Co., Class B 221 127,201
Grand Canyon Education,
Inc. * 2,328 276,334
H&R Block, Inc. (d) 11,331 384,234
Laureate Education, Inc.,
Class A 12,269 152,013
Mister Car Wash, Inc. * 5,527 48,748
Nerdy, Inc. *(d) 289 1,147
OneSpaWorld Holdings Ltd. * 7,317 87,804
Perdoceo Education Corp. * 2,679 34,773
Rover Group, Inc. *(d) 817 3,701
Service Corp. International (d) 11,027 773,985
Strategic Education, Inc. 1,673 147,224
Stride, Inc. * 3,923 168,532
Udemy, Inc. * 4,998 45,432
WW International, Inc. *(d) 1,652 13,794
3,725,805
Diversified REITs 0.0%
†
Alexander & Baldwin, Inc. 14,524 279,296
American Assets Trust, Inc. 3,669 66,776
Armada Hoffler Properties,
Inc. 9,877 115,758
Belpointe Prep LLC * 20 1,860
Broadstone Net Lease, Inc. 11,506 186,052
CTO Realty Growth, Inc. 801 13,489
Empire State Realty Trust,
Inc., Class A 5,261 32,145
Essential Properties Realty
Trust, Inc. 9,619 238,070
Gladstone Commercial Corp. 1,322 15,785
Global Net Lease, Inc. 8,257 92,974
One Liberty Properties, Inc. 701 15,436
WP Carey, Inc. 18,263 1,355,115
2,412,756
Diversified Telecommunication Services 0.5%
Anterix, Inc. * 2,784 87,919
AST SpaceMobile, Inc. *(d) 389 2,066
Common Stocks
Shares Value ($)
Diversified Telecommunication Services
AT&T, Inc. 548,997 9,700,777
ATN International, Inc. 446 16,132
Bandwidth, Inc., Class A * 770 9,371
Charge Enterprises, Inc. *(d) 9,651 10,230
Cogent Communications
Holdings, Inc. (d) 3,495 241,295
Consolidated Communications
Holdings, Inc. * 2,951 11,420
EchoStar Corp., Class A * 1,139 19,443
Frontier Communications
Parent, Inc. * 18,258 411,535
Globalstar, Inc. *(d) 53,213 48,211
IDT Corp., Class B * 1,588 52,737
Iridium Communications, Inc. 9,525 604,552
Liberty Latin America Ltd.,
Class A * 9,972 88,484
Lumen Technologies, Inc. 85,440 202,493
Ooma, Inc. * 777 9,557
Radius Global Infrastructure,
Inc. * 6,982 102,565
Verizon Communications, Inc. 321,547 12,485,670
24,104,457
Electric Utilities 1.2%
ALLETE, Inc. 4,471 278,901
Alliant Energy Corp. 18,958 1,045,344
American Electric Power Co.,
Inc. 41,172 3,805,116
Avangrid, Inc. (d) 6,363 256,174
Constellation Energy Corp. 26,578 2,057,137
Duke Energy Corp. 62,660 6,195,821
Edison International (d) 29,734 2,188,422
Entergy Corp. 15,275 1,643,285
Evergy, Inc. 17,123 1,063,510
Eversource Energy 26,036 2,020,654
Exelon Corp. 78,797 3,344,145
FirstEnergy Corp. 43,980 1,750,404
Genie Energy Ltd., Class B 729 11,351
Hawaiian Electric Industries,
Inc. 8,402 329,442
IDACORP, Inc. (d) 3,722 413,589
MGE Energy, Inc. (d) 2,934 224,774
NextEra Energy, Inc. 153,862 11,790,445
NRG Energy, Inc. 19,274 658,593
OGE Energy Corp. 14,852 557,544
Otter Tail Corp. (d) 3,059 220,095
PG&E Corp. *(d) 130,922 2,240,075
Pinnacle West Capital Corp. 9,635 755,962
PNM Resources, Inc. 6,457 310,775
Portland General Electric Co. 6,437 325,841
PPL Corp. 61,940 1,778,917
Southern Co. (The) 89,059 6,550,289
Via Renewables, Inc. 85 880
Xcel Energy, Inc. 41,942 2,932,165
54,749,650
Electrical Equipment 0.6%
374Water, Inc. *(d) 339 986
Acuity Brands, Inc. (d) 2,675 420,991

40 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Electrical Equipment
Allied Motion Technologies,
Inc. 503 17,313
American Superconductor
Corp. * 179 725
AMETEK, Inc. 17,969 2,478,464
Amprius Technologies,
Inc. *(d) 63 591
Array Technologies, Inc. * 11,604 237,302
Atkore, Inc. * 2,964 374,442
Babcock & Wilcox Enterprises,
Inc. * 375 2,333
Blink Charging Co. *(d) 1,406 10,025
Bloom Energy Corp., Class A * 14,081 234,449
ChargePoint Holdings,
Inc. *(d) 21,102 182,954
Eaton Corp. plc 31,520 5,267,622
Emerson Electric Co. 45,196 3,763,019
Encore Wire Corp. (d) 1,229 192,130
Energy Vault Holdings, Inc. * 630 1,065
EnerSys 3,369 279,526
Enovix Corp. *(d) 9,417 101,892
Eos Energy Enterprises, Inc. * 480 811
ESS Tech, Inc. *(d) 378 404
Fluence Energy, Inc. *(d) 2,263 40,870
FREYR Battery SA * 791 5,592
FTC Solar, Inc. *(d) 291 794
FuelCell Energy, Inc. *(d) 19,260 36,209
Fuji Electric Co. Ltd. 107,100 4,324,051
Generac Holdings, Inc. * 4,944 505,376
GrafTech International Ltd. (d) 11,705 55,131
Heliogen, Inc. * 1,050 295
Hubbell, Inc. 4,151 1,117,947
LSI Industries, Inc. 895 11,358
NEXTracker, Inc., Class A *(d) 4,237 133,423
Nidec Corp. 41,600 2,061,283
NuScale Power Corp. *(d) 247 2,191
nVent Electric plc 12,893 540,603
Plug Power, Inc. *(d) 41,927 378,601
Powell Industries, Inc. 383 15,343
Preformed Line Products Co. 116 14,416
Regal Rexnord Corp. (d) 5,026 654,184
Rockwell Automation, Inc. 8,879 2,516,397
Sensata Technologies Holding
plc 11,453 497,633
SES AI Corp. * 796 1,297
Shoals Technologies Group,
Inc., Class A *(d) 12,072 252,184
SKYX Platforms Corp. * 306 1,166
Stem, Inc. *(d) 8,513 36,010
SunPower Corp. *(d) 4,500 59,490
Sunrun, Inc. *(d) 16,088 338,492
Thermon Group Holdings,
Inc. * 1,361 28,282
TPI Composites, Inc. *(d) 1,270 15,697
Vertiv Holdings Co. (d) 23,226 346,532
Vicor Corp. * 1,216 52,252
27,610,143
Electronic Equipment, Instruments & Components 0.7%
908 Devices, Inc. * 427 2,887
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Advanced Energy Industries,
Inc. 2,816 243,584
Aeva Technologies, Inc. *(d) 4,424 4,388
AEye, Inc. * 755 150
Akoustis Technologies,
Inc. *(d) 1,200 3,420
Amphenol Corp., Class A 44,623 3,367,698
Arlo Technologies, Inc. * 3,073 19,790
Arrow Electronics, Inc. *(d) 4,066 465,272
Avnet, Inc. 6,101 251,727
Badger Meter, Inc. (d) 2,178 288,215
Bel Fuse, Inc., Class B 65 2,641
Belden, Inc. (d) 3,200 252,448
Benchmark Electronics, Inc. 2,569 54,848
CDW Corp. 10,183 1,726,935
Cepton, Inc. * 275 103
Cognex Corp. 13,629 649,967
Coherent Corp. *(d) 9,396 320,777
Corning, Inc. 63,484 2,108,938
CTS Corp. (d) 3,531 138,451
ePlus, Inc. * 2,655 115,599
Evolv Technologies Holdings,
Inc. *(d) 388 1,397
Fabrinet *(d) 2,767 262,727
FARO Technologies, Inc. * 714 16,672
Flex Ltd. * 2,898 59,612
Focus Universal, Inc. *(d) 173 369
Hamamatsu Photonics KK 52,900 2,804,240
Ibiden Co. Ltd. 85,600 3,372,257
Identiv, Inc. * 138 759
Insight Enterprises, Inc. * 2,331 281,934
IPG Photonics Corp. * 2,566 295,039
Itron, Inc. * 4,148 221,503
Jabil, Inc. (d) 9,429 736,876
Keyence Corp. 8,400 3,791,003
Keysight Technologies, Inc. * 13,661 1,975,927
Kimball Electronics, Inc. *(d) 988 19,888
Knowles Corp. *(d) 11,394 192,331
Lightwave Logic, Inc. *(d) 8,439 37,976
Littelfuse, Inc. (d) 1,776 430,218
Methode Electronics, Inc. (d) 2,732 111,985
MicroVision, Inc. *(d) 5,539 11,078
Mirion Technologies, Inc. * 11,689 94,681
Napco Security Technologies,
Inc. * 3,260 101,060
National Instruments Corp. 10,043 584,804
nLight, Inc. * 1,429 12,532
Novanta, Inc. * 2,599 397,231
OSI Systems, Inc. * 1,657 187,175
Ouster, Inc. *(d) 427 1,512
PAR Technology Corp. *(d) 3,035 92,841
PC Connection, Inc. 461 18,564
Plexus Corp. * 2,173 190,072
Rogers Corp. * 1,423 229,032
Sanmina Corp. * 4,242 221,687
ScanSource, Inc. * 1,947 53,250
SmartRent, Inc. *(d) 11,041 28,486
TD SYNNEX Corp. 3,520 313,421
Teledyne Technologies, Inc. * 3,525 1,460,760
Trimble, Inc. * 19,681 926,975

Nationwide Multi-Cap Portfolio - April 30, 2023 (Unaudited) - Statement of Investments - 41
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
TTM Technologies, Inc. * 6,313 74,557
Vishay Intertechnology, Inc. (d) 8,153 173,577
Vishay Precision Group, Inc. * 478 17,944
Vontier Corp. 11,441 310,394
Zebra Technologies Corp.,
Class A * 3,982 1,146,935
31,279,119
Energy Equipment & Services 0.3%
Archrock, Inc. 10,612 109,197
Baker Hughes Co. (d) 72,869 2,130,690
Borr Drilling Ltd. *(d) 16,524 114,842
Bristow Group, Inc. * 366 8,187
Cactus, Inc., Class A (d) 4,992 202,076
ChampionX Corp. (d) 15,201 411,643
Diamond Offshore Drilling,
Inc. * 10,018 115,107
DMC Global, Inc. * 618 11,705
Dril-Quip, Inc. *(d) 1,952 53,251
Expro Group Holdings NV * 5,476 108,918
Forum Energy Technologies,
Inc. * 401 8,886
Halliburton Co. 68,538 2,244,619
Helix Energy Solutions Group,
Inc. * 13,200 95,700
Helmerich & Payne, Inc. (d) 8,030 266,275
Liberty Energy, Inc., Class A 10,875 139,309
Nabors Industries Ltd. *(d) 517 51,566
National Energy Services
Reunited Corp. *(d) 451 1,376
Newpark Resources, Inc. * 3,347 13,388
NexTier Oilfield Solutions,
Inc. *(d) 14,181 114,582
Nine Energy Service, Inc. *(d) 106 409
Noble Corp. plc * 5,638 216,781
NOV, Inc. 30,448 510,004
Oceaneering International,
Inc. * 6,300 111,699
Oil States International,
Inc. *(d) 2,295 16,157
Patterson-UTI Energy, Inc. 17,110 191,461
ProFrac Holding Corp.,
Class A * 146 1,635
ProPetro Holding Corp. * 3,632 25,206
RPC, Inc. 9,429 69,680
Schlumberger NV 109,902 5,423,664
Select Energy Services, Inc.,
Class A 2,609 19,385
Solaris Oilfield Infrastructure,
Inc., Class A 1,199 9,208
TETRA Technologies, Inc. * 14,193 40,450
Tidewater, Inc. * 3,797 170,979
US Silica Holdings, Inc. * 7,481 97,627
Valaris Ltd. * 4,286 257,160
Weatherford International plc * 5,248 339,178
13,702,000
Entertainment 1.0%
Activision Blizzard, Inc. * 58,909 4,577,818
Common Stocks
Shares Value ($)
Entertainment
AMC Entertainment Holdings,
Inc., Class A *(d) 19,709 108,399
Capcom Co. Ltd. 129,300 4,861,883
Cinemark Holdings, Inc. *(d) 10,131 171,011
Electronic Arts, Inc. 20,867 2,655,952
Endeavor Group Holdings,
Inc., Class A * 872 22,480
Genius Brands International,
Inc. * 193 498
IMAX Corp. * 5,119 107,243
Liberty Media Corp.-Liberty
Braves, Class A * 1,826 69,858
Liberty Media Corp.-Liberty
Formula One, Class A * 15,934 1,141,791
Lions Gate Entertainment
Corp., Class A * 8,189 88,962
Live Nation Entertainment,
Inc. *(d) 12,502 847,386
Madison Square Garden
Entertainment Corp. * 1,851 59,732
Madison Square Garden
Sports Corp., Class A 1,485 297,742
Marcus Corp. (The) (d) 6,396 112,058
Netflix, Inc. * 33,473 11,043,747
Playstudios, Inc. * 3,578 15,672
Playtika Holding Corp. *(d) 5,564 55,640
Reservoir Media, Inc. * 203 1,348
ROBLOX Corp., Class A * 33,545 1,194,202
Roku, Inc. *(d) 9,682 544,225
Sciplay Corp., Class A * 142 2,425
Skillz, Inc. * 16,900 10,524
Sphere Entertainment Co. * 1,851 52,087
Spotify Technology SA * 10,555 1,410,148
Take-Two Interactive
Software, Inc. * 12,632 1,570,060
Vivid Seats, Inc., Class A *(d) 157 1,127
Walt Disney Co. (The) * 139,898 14,339,545
Warner Bros Discovery, Inc. * 179,345 2,440,885
Warner Music Group Corp.,
Class A 763 23,249
World Wrestling
Entertainment, Inc., Class A 3,215 344,552
48,172,249
Financial Services 2.9%
Affirm Holdings, Inc. *(d) 18,144 178,900
Alerus Financial Corp. 532 7,656
A-Mark Precious Metals, Inc. 1,734 62,077
Apollo Global Management,
Inc. 37,165 2,355,889
AvidXchange Holdings, Inc. * 9,786 72,710
Banco Latinoamericano de
Comercio Exterior SA,
Class E 4,925 88,650
Berkshire Hathaway, Inc.,
Class B * 135,730 44,594,092
Block, Inc., Class A * 41,272 2,508,925
Cannae Holdings, Inc. *(d) 5,258 95,906
Cantaloupe, Inc. * 3,082 16,982

42 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Financial Services
Cass Information Systems,
Inc. 571 20,887
Compass Diversified Holdings 2,670 50,890
Corebridge Financial, Inc. 505 8,514
Enact Holdings, Inc. (d) 193 4,659
Equitable Holdings, Inc. 28,150 731,619
Essent Group Ltd. 8,269 351,184
Euronet Worldwide, Inc. * 3,625 401,433
EVERTEC, Inc. 6,137 212,893
Federal Agricultural Mortgage
Corp., Class C 1,652 220,195
Fidelity National Information
Services, Inc. 48,000 2,818,560
Finance of America Cos., Inc.,
Class A * 4,182 6,817
Fiserv, Inc. * 44,893 5,482,333
FleetCor Technologies,
Inc. *(d) 5,484 1,173,137
Flywire Corp. * 5,028 146,667
Global Payments, Inc. 20,078 2,262,991
I3 Verticals, Inc., Class A * 643 14,950
International Money Express,
Inc. * 1,076 27,739
Jack Henry & Associates,
Inc. (d) 5,635 920,421
Jackson Financial, Inc.,
Class A 6,158 221,750
Marqeta, Inc., Class A * 36,331 147,141
Mastercard, Inc., Class A 64,948 24,682,188
Merchants Bancorp (d) 520 12,064
MGIC Investment Corp. (d) 22,125 328,999
MoneyGram International,
Inc. * 3,788 38,486
Mr. Cooper Group, Inc. *(d) 5,861 271,364
NMI Holdings, Inc.,
Class A *(d) 5,764 134,878
ORIX Corp. 271,100 4,616,543
Paymentus Holdings, Inc.,
Class A *(d) 102 839
Payoneer Global, Inc. * 9,868 53,879
PayPal Holdings, Inc. * 87,684 6,663,984
Paysafe Ltd. * 2,468 35,441
PennyMac Financial Services,
Inc. (d) 2,543 158,912
Priority Technology Holdings,
Inc. * 506 1,624
Radian Group, Inc. (d) 8,922 216,537
Remitly Global, Inc. *(d) 6,197 104,110
Repay Holdings Corp. * 3,292 20,641
Rocket Cos., Inc., Class A *(d) 7,820 69,676
Shift4 Payments, Inc.,
Class A *(d) 3,838 260,101
StoneCo Ltd., Class A * 21,169 260,802
TFS Financial Corp. 5,304 63,860
Toast, Inc., Class A *(d) 20,585 374,647
UWM Holdings Corp. (d) 5,330 31,980
Velocity Financial, Inc. * 123 1,122
Visa, Inc., Class A (d) 124,203 28,905,764
Voya Financial, Inc. (d) 8,357 639,143
Walker & Dunlop, Inc. (d) 2,883 194,055
Common Stocks
Shares Value ($)
Financial Services
Waterstone Financial, Inc. 3,931 54,444
Western Union Co. (The) 16,851 184,181
WEX, Inc. *(d) 3,317 588,270
134,175,101
Food Products 0.9%
Ajinomoto Co., Inc. 136,300 4,893,736
AppHarvest, Inc. *(d) 2,574 1,195
Archer-Daniels-Midland Co. 41,557 3,244,771
B&G Foods, Inc. (d) 4,017 64,433
Benson Hill, Inc. * 16,809 17,818
Beyond Meat, Inc. *(d) 3,173 42,962
BRC, Inc., Class A *(d) 261 1,360
Bunge Ltd. 10,452 978,307
Calavo Growers, Inc. 665 21,253
Cal-Maine Foods, Inc. (d) 2,871 136,372
Campbell Soup Co. 15,961 866,682
Conagra Brands, Inc. (d) 35,026 1,329,587
Darling Ingredients, Inc. * 12,217 727,767
Dole plc 440 5,421
Flowers Foods, Inc. (d) 13,991 384,892
Fresh Del Monte Produce,
Inc. (d) 3,648 104,734
Freshpet, Inc. *(d) 3,570 246,223
General Mills, Inc. (d) 44,672 3,959,279
Hain Celestial Group, Inc.
(The) *(d) 10,980 196,871
Hershey Co. (The) 11,400 3,112,884
Hormel Foods Corp. 24,478 989,890
Hostess Brands, Inc. * 9,854 253,839
Ingredion, Inc. 4,738 503,033
J & J Snack Foods Corp. 960 147,072
J M Smucker Co. (The) 7,768 1,199,457
John B Sanfilippo & Son, Inc. 1,107 115,073
Kellogg Co. 20,416 1,424,424
Kraft Heinz Co. (The) 56,070 2,201,869
Lamb Weston Holdings, Inc. 10,801 1,207,660
Lancaster Colony Corp. 1,468 306,988
Lifecore Biomedical, Inc. * 801 3,404
Limoneira Co. 600 10,026
Local Bounti Corp. * 253 135
McCormick & Co., Inc.
(Non-Voting) (d) 20,656 1,814,630
Mission Produce, Inc. * 1,853 21,106
Mondelez International, Inc.,
Class A 109,639 8,411,504
OmniAb, Inc. *^∞(d) 326 0
Pilgrim's Pride Corp. * 2,994 68,293
Post Holdings, Inc. *(d) 3,553 321,511
Seaboard Corp. 4 15,764
Seneca Foods Corp., Class A * 244 11,614
Simply Good Foods Co.
(The) *(d) 6,708 243,970
Sovos Brands, Inc. * 3,791 65,016
SunOpta, Inc. * 7,106 60,401
Tattooed Chef, Inc. *(d) 1,955 3,011
Tootsie Roll Industries, Inc. (d) 693 28,330
TreeHouse Foods, Inc. *(d) 4,246 226,099
Tyson Foods, Inc., Class A 21,448 1,340,286
Utz Brands, Inc. (d) 7,458 141,031

Nationwide Multi-Cap Portfolio - April 30, 2023 (Unaudited) - Statement of Investments - 43
Common Stocks
Shares Value ($)
Food Products
Vital Farms, Inc. * 160 2,061
Westrock Coffee Co. * 213 2,605
Whole Earth Brands, Inc. * 222 533
41,477,182
Gas Utilities 0.1%
Atmos Energy Corp. (d) 10,682 1,219,244
Brookfield Infrastructure Corp.,
Class A 6,352 270,595
Chesapeake Utilities Corp. 276 34,086
National Fuel Gas Co. (d) 6,572 367,375
New Jersey Resources
Corp. (d) 6,673 344,594
Northwest Natural Holding Co. 4,973 233,532
ONE Gas, Inc. (d) 3,916 301,336
Southwest Gas Holdings,
Inc. (d) 5,136 287,616
Spire, Inc. (d) 3,625 245,521
Star Group LP 190 2,571
UGI Corp. 15,824 536,117
3,842,587
Ground Transportation 0.7%
ArcBest Corp. 2,014 190,122
Avis Budget Group, Inc. * 1,923 339,736
Canadian National Railway
Co. 1,728 206,099
Canadian Pacific Kansas City
Ltd. 3,062 241,408
Covenant Logistics Group,
Inc. 426 16,780
CSX Corp. 161,233 4,940,179
Daseke, Inc. * 1,679 13,734
FTAI Infrastructure, Inc. 3,478 10,782
Heartland Express, Inc. 1,955 28,308
Hertz Global Holdings,
Inc. *(d) 13,636 227,448
JB Hunt Transport Services,
Inc. 6,350 1,113,092
Knight-Swift Transportation
Holdings, Inc. 11,656 656,466
Landstar System, Inc. (d) 2,549 448,700
Lyft, Inc., Class A *(d) 25,923 265,711
Marten Transport Ltd. (d) 6,549 132,224
Norfolk Southern Corp. 17,697 3,593,022
Old Dominion Freight Line,
Inc. (d) 7,633 2,445,537
PAM Transportation Services,
Inc. * 40 898
RXO, Inc. *(d) 10,145 183,523
Ryder System, Inc. 3,353 265,423
Saia, Inc. *(d) 2,015 600,007
Schneider National, Inc.,
Class B 4,192 109,705
TuSimple Holdings, Inc.,
Class A *(d) 7,609 9,207
Uber Technologies, Inc. * 147,648 4,584,470
U-Haul Holding Co. (d) 1,397 85,301
U-Haul Holding Co.
(Non-Voting) (d) 5,327 288,191
Common Stocks
Shares Value ($)
Ground Transportation
Union Pacific Corp. 47,167 9,230,582
Universal Logistics Holdings,
Inc. 285 7,296
Werner Enterprises, Inc. 4,312 194,773
XPO, Inc. *(d) 8,113 358,432
Yellow Corp. *(d) 319 597
30,787,753
Health Care Equipment & Supplies 2.3%
Abbott Laboratories 131,174 14,490,792
Accuray, Inc. * 569 1,900
Align Technology, Inc. * 5,987 1,947,571
Alphatec Holdings, Inc. * 6,501 93,874
AngioDynamics, Inc. * 1,485 12,355
Apyx Medical Corp. * 195 663
Artivion, Inc. *(d) 1,446 20,056
Asahi Intecc Co. Ltd. 63,100 1,142,295
AtriCure, Inc. *(d) 4,662 205,081
Atrion Corp. 27 16,613
Avanos Medical, Inc. * 3,516 103,863
Axogen, Inc. * 1,365 12,312
Axonics, Inc. * 3,955 227,254
Baxter International, Inc. 38,751 1,847,648
Becton Dickinson & Co. 22,092 5,839,136
Bioventus, Inc., Class A * 926 935
Boston Scientific Corp. * 117,615 6,130,094
Butterfly Network, Inc. *(d) 6,201 13,394
Cerus Corp. * 15,295 35,331
ClearPoint Neuro, Inc. * 137 1,441
CONMED Corp. 2,304 289,313
Cooper Cos., Inc. (The) (d) 3,693 1,408,695
Cue Health, Inc. *(d) 567 446
Cutera, Inc. *(d) 680 15,504
Dentsply Sirona, Inc. (d) 16,952 710,797
Dexcom, Inc. * 29,436 3,571,764
Edwards Lifesciences Corp. * 47,347 4,165,589
Embecta Corp. 4,798 133,144
Enovis Corp. *(d) 4,383 255,310
Envista Holdings Corp. * 12,615 485,551
Figs, Inc., Class A * 6,298 45,346
GE HealthCare Technologies,
Inc. *(d) 27,714 2,254,257
Glaukos Corp. * 4,000 190,040
Globus Medical, Inc., Class A * 6,050 351,747
Haemonetics Corp. *(d) 3,708 310,397
Heska Corp. *(d) 666 78,029
Hologic, Inc. * 19,746 1,698,353
Hoya Corp. 43,400 4,571,686
ICU Medical, Inc. * 1,502 284,088
IDEXX Laboratories, Inc. * 6,266 3,083,875
Inari Medical, Inc. *(d) 3,724 247,348
Inogen, Inc. * 3,260 43,391
Inspire Medical Systems,
Inc. *(d) 2,200 588,786
Insulet Corp. *(d) 5,231 1,663,667
Integer Holdings Corp. * 2,657 218,804
Integra LifeSciences Holdings
Corp. *(d) 5,292 292,753
Intuitive Surgical, Inc. * 27,095 8,161,556
iRadimed Corp. 214 8,909

44 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
iRhythm Technologies, Inc. * 2,323 305,242
Lantheus Holdings, Inc. *(d) 5,117 437,248
LeMaitre Vascular, Inc. 2,598 140,292
LivaNova plc * 4,594 220,053
Masimo Corp. *(d) 3,579 676,932
Medtronic plc 103,157 9,382,129
Meihua International Medical
Technologies Co. Ltd. * 51 192
Merit Medical Systems, Inc. * 3,984 323,859
Mesa Laboratories, Inc. (d) 368 61,276
Nano-X Imaging Ltd. * 4,287 26,194
Neogen Corp. * 16,434 282,993
Nevro Corp. * 3,663 107,216
Novocure Ltd. *(d) 7,972 525,355
NuVasive, Inc. * 4,636 199,533
Olympus Corp. 305,000 5,335,365
Omnicell, Inc. * 3,532 214,640
OraSure Technologies, Inc. * 2,544 17,299
Orthofix Medical, Inc. * 1,131 21,297
OrthoPediatrics Corp. *(d) 501 25,270
Outset Medical, Inc. * 3,004 54,042
Paragon 28, Inc. * 3,314 61,044
Penumbra, Inc. * 2,735 777,068
PROCEPT BioRobotics
Corp. * 1,722 52,332
Pulmonx Corp. * 1,085 12,749
QuidelOrtho Corp. * 3,543 318,693
ResMed, Inc. 11,041 2,660,439
RxSight, Inc. *(d) 105 1,879
Sanara Medtech, Inc. * 20 839
Semler Scientific, Inc. * 32 899
Senseonics Holdings, Inc. *(d) 13,520 8,046
Shockwave Medical, Inc. * 2,674 775,888
SI-BONE, Inc. * 1,093 24,155
Sight Sciences, Inc. * 185 1,789
Silk Road Medical, Inc. * 2,631 115,817
STAAR Surgical Co. *(d) 3,711 261,514
Stereotaxis, Inc. * 401 666
STERIS plc 7,632 1,439,014
Stryker Corp. 27,408 8,212,807
Surmodics, Inc. * 544 12,534
Tactile Systems Technology,
Inc. * 712 12,980
Tandem Diabetes Care,
Inc. *(d) 5,082 201,146
Teleflex, Inc. (d) 3,605 982,435
Terumo Corp. 76,900 2,301,157
TransMedics Group, Inc. * 1,936 153,138
Treace Medical Concepts,
Inc. * 3,478 85,176
UFP Technologies, Inc. * 301 41,490
Utah Medical Products, Inc. 153 14,511
Varex Imaging Corp. *(d) 1,525 27,053
Vicarious Surgical, Inc. * 183 412
ViewRay, Inc. * 4,704 5,551
Zimmer Biomet Holdings, Inc. 16,086 2,226,946
Zimvie, Inc. * 129 1,062
Zomedica Corp. * 6,252 1,253
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Zynex, Inc. *(d) 817 9,346
106,430,008
Health Care Providers & Services 2.0%
23andMe Holding Co. *(d) 17,816 35,098
Acadia Healthcare Co., Inc. * 6,837 494,247
Accolade, Inc. * 6,075 82,195
AdaptHealth Corp. *(d) 4,459 52,973
Addus HomeCare Corp. * 1,190 97,271
Agiliti, Inc. *(d) 1,053 17,606
agilon health, Inc. *(d) 14,710 357,012
AirSculpt Technologies, Inc. 44 216
Alignment Healthcare, Inc. * 6,003 37,759
Amedisys, Inc. * 2,770 222,431
AmerisourceBergen Corp. 13,064 2,179,728
AMN Healthcare Services,
Inc. * 3,256 281,156
Apollo Medical Holdings,
Inc. *(d) 3,489 123,825
Aveanna Healthcare Holdings,
Inc. *(d) 315 387
Brookdale Senior Living, Inc. * 7,632 32,741
Cano Health, Inc. *(d) 11,769 13,652
Cardinal Health, Inc. 19,790 1,624,759
CareMax, Inc. *(d) 397 1,000
Castle Biosciences, Inc. * 894 20,231
Centene Corp. * 43,960 3,030,163
Chemed Corp. 1,076 593,145
Cigna Group (The) 22,829 5,782,357
Clover Health Investments
Corp. *(d) 28,078 20,738
Community Health Systems,
Inc. * 7,513 47,632
CorVel Corp. * 532 107,480
Cross Country Healthcare,
Inc. * 1,585 34,838
CVS Health Corp. 99,110 7,265,754
DaVita, Inc. *(d) 4,154 375,355
DocGo, Inc. * 3,241 27,548
Elevance Health, Inc. 18,697 8,762,349
Encompass Health Corp. 7,268 466,242
Enhabit, Inc. * 2,602 31,875
Ensign Group, Inc. (The) (d) 3,859 374,670
Fulgent Genetics, Inc. * 1,958 57,898
GeneDx Holdings Corp. * 1,688 462
Guardant Health, Inc. * 8,132 183,458
HCA Healthcare, Inc. 17,346 4,984,026
HealthEquity, Inc. * 6,301 336,788
Henry Schein, Inc. *(d) 10,144 819,737
Hims & Hers Health, Inc. * 6,873 79,658
Humana, Inc. 9,585 5,084,747
InfuSystem Holdings, Inc. * 116 1,087
Innovage Holding Corp. *(d) 117 715
Invitae Corp. *(d) 12,063 16,406
Joint Corp. (The) * 513 8,100
Laboratory Corp. of America
Holdings 6,746 1,529,386
LifeStance Health Group,
Inc. *(d) 6,656 54,246
McKesson Corp. 10,416 3,793,924

Nationwide Multi-Cap Portfolio - April 30, 2023 (Unaudited) - Statement of Investments - 45
Common Stocks
Shares Value ($)
Health Care Providers & Services
ModivCare, Inc. * 843 53,615
Molina Healthcare, Inc. * 4,354 1,297,013
National HealthCare Corp. 1,930 111,766
National Research Corp. 570 24,812
NeoGenomics, Inc. *(d) 10,253 149,899
Nutex Health, Inc. *(d) 1,995 1,134
Oak Street Health, Inc. * 9,058 352,990
Oncology Institute, Inc. (The) * 188 96
OPKO Health, Inc. *(d) 30,863 45,369
Option Care Health, Inc. * 12,303 395,541
Owens & Minor, Inc. * 4,116 63,963
Patterson Cos., Inc. 7,148 193,782
Pediatrix Medical Group, Inc. * 9,271 132,853
Pennant Group, Inc. (The) * 1,044 14,480
PetIQ, Inc. * 777 9,161
Premier, Inc., Class A 8,665 288,804
Prenetics Global Ltd.,
Class A * 523 428
Privia Health Group, Inc. *(d) 5,015 138,564
Progyny, Inc. * 5,974 198,576
Quest Diagnostics, Inc. 8,391 1,164,755
R1 RCM, Inc. *(d) 11,489 179,114
RadNet, Inc. * 4,510 124,747
Select Medical Holdings Corp. 7,065 215,482
Surgery Partners, Inc. *(d) 4,124 163,558
Talkspace, Inc. * 646 517
Tenet Healthcare Corp. * 8,053 590,446
UnitedHealth Group, Inc. 71,186 35,029,919
Universal Health Services,
Inc., Class B 4,740 712,659
US Physical Therapy, Inc. (d) 879 93,578
91,292,692
Health Care REITs 0.2%
CareTrust REIT, Inc. 10,815 210,784
Community Healthcare Trust,
Inc. 4,833 172,973
Diversified Healthcare Trust 9,130 8,339
Global Medical REIT, Inc. 1,654 15,349
Healthcare Realty Trust, Inc. 27,375 541,477
Healthpeak Properties, Inc. 42,473 933,132
LTC Properties, Inc. 3,531 118,112
Medical Properties Trust, Inc. 44,691 391,940
National Health Investors, Inc. 4,465 222,223
Omega Healthcare Investors,
Inc. 20,774 555,912
Physicians Realty Trust 15,942 229,884
Sabra Health Care REIT, Inc. 18,787 214,172
Universal Health Realty
Income Trust 504 21,924
Ventas, Inc. 33,650 1,616,883
Welltower, Inc. 36,386 2,882,499
8,135,603
Health Care Technology 0.1%
American Well Corp., Class A * 16,325 35,752
Babylon Holdings Ltd.,
Class A * 37 294
Certara, Inc. *(d) 9,393 227,029
Common Stocks
Shares Value ($)
Health Care Technology
Computer Programs &
Systems, Inc. *(d) 535 13,846
Definitive Healthcare Corp. * 2,381 25,477
Doximity, Inc., Class A *(d) 8,682 319,063
Evolent Health, Inc., Class A * 6,580 239,578
GoodRx Holdings, Inc.,
Class A * 464 2,167
Health Catalyst, Inc. * 3,585 45,171
HealthStream, Inc. 3,990 98,314
Multiplan Corp. *(d) 19,102 18,687
NextGen Healthcare, Inc. * 7,951 133,100
OptimizeRx Corp. * 465 6,989
Phreesia, Inc. * 3,027 95,774
Schrodinger, Inc. *(d) 5,221 154,124
Sharecare, Inc. * 28,895 44,498
Simulations Plus, Inc. (d) 543 22,670
Teladoc Health, Inc. *(d) 13,091 347,304
Veeva Systems, Inc., Class A * 10,672 1,911,142
Veradigm, Inc. *(d) 10,651 133,031
3,874,010
Hotel & Resort REITs 0.1%
Apple Hospitality REIT, Inc. 17,037 253,681
Ashford Hospitality Trust, Inc. * 221 751
Braemar Hotels & Resorts,
Inc. 415 1,577
Chatham Lodging Trust 1,931 19,773
DiamondRock Hospitality Co. 23,652 191,818
Hersha Hospitality Trust,
Class A 1,339 8,436
Host Hotels & Resorts, Inc. 53,994 873,083
Park Hotels & Resorts, Inc. 19,116 230,348
Pebblebrook Hotel Trust 8,080 114,978
RLJ Lodging Trust 21,228 214,403
Ryman Hospitality Properties,
Inc. 4,061 364,109
Service Properties Trust 14,451 126,735
Summit Hotel Properties, Inc. 3,383 21,787
Sunstone Hotel Investors, Inc. 14,915 142,140
Xenia Hotels & Resorts, Inc. 8,679 109,876
2,673,495
Hotels, Restaurants & Leisure 1.6%
Accel Entertainment, Inc. * 1,464 12,956
Airbnb, Inc., Class A *(d) 28,804 3,446,975
Aramark 21,669 751,914
Bally's Corp. * 4,123 70,916
Biglari Holdings, Inc.,
Class B * 51 8,833
BJ's Restaurants, Inc. * 3,837 124,856
Bloomin' Brands, Inc. 5,997 148,546
Bluegreen Vacations Holding
Corp. 69 1,986
Booking Holdings, Inc. * 2,970 7,978,341
Bowlero Corp. * 1,067 15,610
Boyd Gaming Corp. 7,476 518,834
Brinker International, Inc. * 2,763 110,299
Caesars Entertainment, Inc. * 16,023 725,682
Carnival Corp. *(d) 76,728 706,665
Century Casinos, Inc. * 1,477 10,398

46 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Cheesecake Factory, Inc.
(The) (d) 3,315 111,682
Chipotle Mexican Grill, Inc. * 2,106 4,354,408
Choice Hotels International,
Inc. (d) 2,161 275,571
Churchill Downs, Inc. (d) 2,489 728,107
Chuy's Holdings, Inc. * 724 25,253
Cracker Barrel Old Country
Store, Inc. (d) 1,936 205,526
Darden Restaurants, Inc. 9,597 1,458,072
Dave & Buster's
Entertainment, Inc. * 2,725 96,628
Denny's Corp. * 2,165 24,270
Dine Brands Global, Inc. 2,570 166,870
Domino's Pizza, Inc. 2,678 850,185
DoorDash, Inc., Class A * 19,519 1,194,368
DraftKings, Inc., Class A *(d) 27,627 605,308
Dutch Bros, Inc., Class A * 261 8,130
El Pollo Loco Holdings, Inc. 681 6,347
Everi Holdings, Inc. * 9,184 139,597
Expedia Group, Inc. * 11,556 1,085,802
F45 Training Holdings, Inc. * 214 182
First Watch Restaurant Group,
Inc. * 107 1,721
Genius Sports Ltd. * 663 2,460
Global Business Travel Group
I * 96 590
Golden Entertainment, Inc. * 2,565 108,140
Hilton Grand Vacations, Inc. * 6,178 264,418
Hilton Worldwide Holdings,
Inc. 19,712 2,838,922
Hyatt Hotels Corp., Class A * 3,654 417,652
Inspired Entertainment, Inc. * 154 1,971
International Game
Technology plc 6,968 196,080
Jack in the Box, Inc. 1,908 176,852
Krispy Kreme, Inc. (d) 4,369 67,195
Kura Sushi USA, Inc.,
Class A *(d) 160 11,027
Las Vegas Sands Corp. *(d) 25,156 1,606,211
Life Time Group Holdings,
Inc. * 2,012 41,829
Light & Wonder, Inc. *(d) 6,836 412,142
Lindblad Expeditions
Holdings, Inc. *(d) 1,042 11,785
Marriott International, Inc.,
Class A 20,228 3,425,410
Marriott Vacations Worldwide
Corp. 2,814 378,652
McDonald's Corp. 56,218 16,626,473
MGM Resorts International 24,329 1,092,859
Monarch Casino & Resort, Inc. 1,525 105,774
Mondee Holdings, Inc. * 533 5,517
NEOGAMES SA * 65 874
Noodles & Co., Class A * 1,251 6,180
Norwegian Cruise Line
Holdings Ltd. *(d) 33,857 451,991
ONE Group Hospitality, Inc.
(The) * 5,268 41,248
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Papa John's International,
Inc. (d) 2,775 207,542
Penn Entertainment, Inc. *(d) 11,795 351,373
Planet Fitness, Inc., Class A * 6,248 519,459
PlayAGS, Inc. * 1,671 8,823
Portillo's, Inc., Class A *(d) 2,905 62,806
RCI Hospitality Holdings, Inc. 414 31,009
Red Robin Gourmet Burgers,
Inc. *(d) 96 1,255
Red Rock Resorts, Inc.,
Class A 4,517 220,430
Royal Caribbean Cruises
Ltd. *(d) 17,214 1,126,312
Rush Street Interactive, Inc. * 4,080 12,689
Ruth's Hospitality Group, Inc. 1,157 18,697
Sabre Corp. *(d) 32,037 128,148
SeaWorld Entertainment, Inc. * 2,908 156,043
Shake Shack, Inc., Class A * 3,659 200,550
Six Flags Entertainment
Corp. *(d) 7,127 172,972
Sonder Holdings, Inc. * 1,183 485
Starbucks Corp. 87,430 9,992,375
Sweetgreen, Inc., Class A * 4,203 33,372
Target Hospitality Corp. * 1,791 22,584
Texas Roadhouse, Inc. 5,118 566,153
TH International Ltd. * 150 676
Travel + Leisure Co. 6,221 238,078
Vacasa, Inc., Class A *(d) 858 683
Vail Resorts, Inc. (d) 3,027 728,054
Wendy's Co. (The) 12,563 277,642
Wingstop, Inc. 2,233 446,846
Wyndham Hotels & Resorts,
Inc. 6,998 477,404
Wynn Resorts Ltd. * 8,003 914,583
Xponential Fitness, Inc.,
Class A * 2,329 77,043
Yum! Brands, Inc. 20,932 2,942,621
74,199,797
Household Durables 0.5%
Beazer Homes USA, Inc. * 1,004 21,395
Cavco Industries, Inc. * 572 171,726
Century Communities, Inc. 3,355 225,926
Cricut, Inc., Class A (d) 244 2,228
DR Horton, Inc. 23,615 2,593,399
Dream Finders Homes, Inc.,
Class A *(d) 141 2,150
Ethan Allen Interiors, Inc. 950 26,534
Garmin Ltd. 10,885 1,068,580
GoPro, Inc., Class A * 5,184 22,188
Green Brick Partners, Inc. * 3,225 120,196
Helen of Troy Ltd. * 2,095 210,212
Hovnanian Enterprises, Inc.,
Class A * 27 1,992
Installed Building Products,
Inc. (d) 1,912 237,604
iRobot Corp. *(d) 3,179 125,030
KB Home 6,318 276,855
Landsea Homes Corp. * 61 403
La-Z-Boy, Inc. 3,575 102,710

Nationwide Multi-Cap Portfolio - April 30, 2023 (Unaudited) - Statement of Investments - 47
Common Stocks
Shares Value ($)
Household Durables
Legacy Housing Corp. * 343 7,409
Leggett & Platt, Inc. 13,373 432,082
Lennar Corp., Class A (d) 19,800 2,225,528
LGI Homes, Inc. * 1,664 197,683
Lifetime Brands, Inc. (d) 401 1,965
Lovesac Co. (The) *(d) 324 8,518
M/I Homes, Inc. * 3,930 265,825
MDC Holdings, Inc. (d) 3,825 156,710
Meritage Homes Corp. 2,468 316,027
Mohawk Industries, Inc. * 4,130 437,367
Newell Brands, Inc. 28,841 350,418
NVR, Inc. * 222 1,296,480
PulteGroup, Inc. 16,236 1,090,247
Purple Innovation, Inc. 1,956 5,809
Skyline Champion Corp. * 4,042 299,795
Snap One Holdings Corp. * 114 1,113
Sonos, Inc. * 10,614 224,380
Sony Group Corp. 84,200 7,999,048
Taylor Morrison Home Corp.,
Class A * 8,314 358,250
Tempur Sealy International,
Inc. (d) 12,412 465,078
Toll Brothers, Inc. 8,147 520,675
TopBuild Corp. *(d) 2,395 540,025
Traeger, Inc. * 198 602
Tri Pointe Homes, Inc. * 8,510 244,067
Tupperware Brands Corp. * 3,600 4,500
Universal Electronics, Inc. *(d) 515 5,176
Vizio Holding Corp.,
Class A *(d) 6,146 52,671
Vuzix Corp. *(d) 2,312 9,294
Whirlpool Corp. (d) 4,195 585,580
23,311,450
Household Products 1.0%
Central Garden & Pet Co. *(d) 2,501 88,748
Church & Dwight Co., Inc. 19,705 1,913,750
Clorox Co. (The) 9,323 1,544,075
Colgate-Palmolive Co. 65,337 5,213,893
Energizer Holdings, Inc. (d) 6,380 213,283
Kimberly-Clark Corp. 25,938 3,758,157
Procter & Gamble Co. (The) 181,392 28,366,081
Reynolds Consumer Products,
Inc. (d) 3,019 84,623
Spectrum Brands Holdings,
Inc. (d) 3,214 213,731
Unicharm Corp. 102,500 4,133,063
WD-40 Co. 1,163 221,435
45,750,839
Independent Power and Renewable Electricity Producers
0.1%
AES Corp. (The) 51,020 1,207,133
Altus Power, Inc. * 2,290 10,397
Brookfield Renewable
Corp. (d) 9,726 324,946
Clearway Energy, Inc., Class A 8,379 252,539
Montauk Renewables, Inc. * 4,787 31,833
NextEra Energy Partners
LP (d) 558 32,091
Common Stocks
Shares Value ($)
Independent Power and Renewable Electricity Producers
Ormat Technologies, Inc. 4,059 348,303
Spruce Power Holding Corp. * 668 468
Sunnova Energy International,
Inc. *(d) 8,580 154,097
Vistra Corp. 29,693 708,475
3,070,282
Industrial Conglomerates 0.5%
3M Co. 42,425 4,506,383
General Electric Co. 83,366 8,250,733
Honeywell International, Inc. 51,645 10,320,737
23,077,853
Industrial REITs 0.3%
Americold Realty Trust, Inc. 20,154 596,357
EastGroup Properties, Inc. 2,900 483,024
First Industrial Realty Trust,
Inc. 8,823 462,943
Indus Realty Trust, Inc. 1,606 106,911
Industrial Logistics Properties
Trust 6,262 12,900
Innovative Industrial
Properties, Inc. 2,418 165,754
LXP Industrial Trust 20,228 190,143
Plymouth Industrial REIT, Inc. 2,898 58,656
Prologis, Inc. 71,030 8,896,508
Rexford Industrial Realty, Inc. 14,499 808,609
STAG Industrial, Inc. 20,105 680,956
Terreno Realty Corp. 5,753 354,327
12,817,088
Insurance 1.7%
Aflac, Inc. (d) 50,098 3,499,345
Allstate Corp. (The) 21,156 2,449,019
Ambac Financial Group, Inc. * 1,832 29,220
American Equity Investment
Life Holding Co. 5,819 224,264
American Financial Group,
Inc. 4,251 521,725
American International Group,
Inc. 58,243 3,089,209
AMERISAFE, Inc. 1,788 99,502
Aon plc, Class A 15,621 5,079,637
Arch Capital Group Ltd. * 26,989 2,026,064
Argo Group International
Holdings Ltd. (d) 2,056 60,467
Arthur J Gallagher & Co. 15,969 3,322,510
Assurant, Inc. 2,937 361,633
Assured Guaranty Ltd. 4,842 260,839
Axis Capital Holdings Ltd. 6,052 342,180
Bright Health Group, Inc. * 1,609 259
Brighthouse Financial, Inc. * 6,381 282,040
Brown & Brown, Inc. 18,115 1,166,425
BRP Group, Inc., Class A *(d) 4,882 122,978
Chubb Ltd. 30,165 6,080,057
Cincinnati Financial Corp. 11,933 1,270,149
Citizens, Inc. *(d) 295 552
CNA Financial Corp. 1,805 70,233
CNO Financial Group, Inc. 9,456 212,193

48 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Insurance
Crawford & Co., Class A 644 5,815
Donegal Group, Inc., Class A 455 6,406
eHealth, Inc. * 464 2,784
Employers Holdings, Inc. 173 6,849
Enstar Group Ltd. *(d) 896 215,578
Erie Indemnity Co., Class A (d) 162 35,207
Everest Re Group Ltd. 2,941 1,111,698
F&G Annuities & Life, Inc. 856 15,690
Fidelity National Financial, Inc. 21,239 753,772
First American Financial
Corp. (d) 7,690 443,021
Genworth Financial, Inc.,
Class A * 25,097 145,814
Globe Life, Inc. (d) 6,930 752,044
Goosehead Insurance, Inc.,
Class A * 986 56,695
Greenlight Capital Re Ltd.,
Class A * 1,339 13,095
Hagerty, Inc., Class A * 138 1,381
Hanover Insurance Group,
Inc. (The) (d) 2,824 337,637
Hartford Financial Services
Group, Inc. (The) 24,547 1,742,592
HCI Group, Inc. (d) 284 14,387
Hippo Holdings, Inc. *(d) 84 1,532
Horace Mann Educators Corp. 789 24,680
Investors Title Co. 74 11,010
James River Group Holdings
Ltd. 233 4,537
Kemper Corp. 5,063 246,315
Kinsale Capital Group, Inc. 1,616 527,963
Lemonade, Inc. *(d) 2,422 26,254
Lincoln National Corp. 13,746 298,701
Loews Corp. 15,440 888,881
Manulife Financial Corp. (d) 8,594 169,732
Markel Corp. *(d) 1,018 1,393,164
Marsh & McLennan Cos., Inc. 39,607 7,136,785
MBIA, Inc. * 2,797 28,138
Mercury General Corp. (d) 3,503 106,526
MetLife, Inc. 55,115 3,380,203
National Western Life Group,
Inc., Class A 100 25,498
NI Holdings, Inc. * 313 4,222
Old Republic International
Corp. (d) 20,798 525,565
Oscar Health, Inc., Class A * 10,073 67,791
Palomar Holdings, Inc. * 1,523 76,546
Primerica, Inc. (d) 2,785 508,290
Principal Financial Group, Inc. 19,658 1,468,256
ProAssurance Corp. 616 11,063
Progressive Corp. (The) 47,508 6,480,091
Prudential Financial, Inc. 28,131 2,447,397
Reinsurance Group of
America, Inc. 5,086 723,840
RenaissanceRe Holdings Ltd. 3,329 717,100
RLI Corp. (d) 2,969 412,839
Ryan Specialty Holdings, Inc.,
Class A *(d) 6,029 246,345
Safety Insurance Group, Inc. 119 8,698
Common Stocks
Shares Value ($)
Insurance
Selective Insurance Group,
Inc. (d) 4,421 425,875
Selectquote, Inc. * 10,401 11,025
SiriusPoint Ltd. * 3,683 32,005
Stewart Information Services
Corp. 326 13,578
Tiptree, Inc. 970 13,357
Tokio Marine Holdings, Inc. 263,800 5,307,470
Travelers Cos., Inc. (The) 18,422 3,336,961
Trupanion, Inc. *(d) 3,546 124,500
United Fire Group, Inc. 897 24,129
Universal Insurance Holdings,
Inc. 959 14,788
Unum Group 14,672 619,158
W R Berkley Corp. 15,992 942,249
White Mountains Insurance
Group Ltd. 149 213,389
Willis Towers Watson plc 8,221 1,903,984
77,181,395
Interactive Media & Services 3.0%
Alphabet, Inc., Class A * 865,082 93,210,475
Angi, Inc. * 462 1,063
Bumble, Inc., Class A * 8,269 150,579
BuzzFeed, Inc. * 128 69
Cargurus, Inc. * 8,924 146,711
Cars.com, Inc. *(d) 4,472 87,517
Eventbrite, Inc., Class A *(d) 7,059 51,319
EverQuote, Inc., Class A * 591 4,119
fuboTV, Inc. *(d) 7,806 8,899
Getty Images Holdings,
Inc. *(d) 1,303 8,378
IAC, Inc. * 6,671 345,358
Liberty TripAdvisor Holdings,
Inc., Class A * 464 329
Match Group, Inc. * 21,970 810,693
MediaAlpha, Inc., Class A * 472 3,493
Meta Platforms, Inc., Class A * 171,285 41,163,211
Nextdoor Holdings, Inc. *(d) 692 1,460
Outbrain, Inc. * 161 617
Pinterest, Inc., Class A * 45,666 1,050,318
QuinStreet, Inc. *(d) 5,615 62,383
Rumble, Inc. *(d) 526 4,187
Shutterstock, Inc. (d) 2,153 144,251
Snap, Inc., Class A * 6,478 56,423
System1, Inc. * 113 325
Taboola.com Ltd. *(d) 1,053 2,432
TripAdvisor, Inc. * 8,921 158,169
TrueCar, Inc. * 3,864 9,930
Vimeo, Inc. * 8,159 26,843
Vinco Ventures, Inc. * 1,162 213
Yelp, Inc. *(d) 6,282 187,957
Ziff Davis, Inc. * 3,558 260,232
ZipRecruiter, Inc., Class A *(d) 3,839 65,033
ZoomInfo Technologies, Inc.,
Class A * 21,505 471,175
138,494,161
IT Services 1.2%
Accenture plc, Class A 48,663 13,639,752

Nationwide Multi-Cap Portfolio - April 30, 2023 (Unaudited) - Statement of Investments - 49
Common Stocks
Shares Value ($)
IT Services
Akamai Technologies, Inc. * 12,062 988,722
Amdocs Ltd. 8,755 798,894
BigCommerce Holdings,
Inc. Series 1,* 2,888 21,342
Brightcove, Inc. * 1,604 6,641
Cerberus Cyber Sentinel
Corp. *(d) 374 79
Cloudflare, Inc., Class A * 21,616 1,017,033
Cognizant Technology
Solutions Corp., Class A 41,122 2,455,395
Cyxtera Technologies, Inc. *(d) 284 92
DigitalOcean Holdings,
Inc. *(d) 5,455 172,051
DXC Technology Co. * 17,680 421,668
Edgio, Inc. *(d) 4,284 2,832
EPAM Systems, Inc. * 4,207 1,188,225
Fastly, Inc., Class A * 9,512 140,587
Gartner, Inc. * 5,809 1,756,990
Globant SA * 3,193 500,886
GoDaddy, Inc., Class A * 11,791 892,343
Grid Dynamics Holdings, Inc. * 3,803 41,339
Hackett Group, Inc. (The) 1,031 19,135
International Business
Machines Corp. 68,817 8,699,157
Kyndryl Holdings, Inc. * 15,858 229,307
MongoDB, Inc. * 5,102 1,224,276
Nomura Research Institute
Ltd. 102,500 2,588,335
NTT Data Corp. 270,700 3,676,781
Obic Co. Ltd. 15,700 2,416,845
Okta, Inc. * 11,641 797,758
Otsuka Corp. 35,100 1,276,564
Perficient, Inc. *(d) 2,862 185,801
Rackspace Technology,
Inc. *(d) 2,455 3,584
SHIFT, Inc. * 18,800 3,513,794
Snowflake, Inc., Class A * 23,548 3,486,988
Squarespace, Inc., Class A * 2,653 82,508
Thoughtworks Holding,
Inc. *(d) 4,927 30,695
Tucows, Inc., Class A * 330 7,389
Twilio, Inc., Class A *(d) 13,575 714,181
Unisys Corp. * 2,550 8,185
VeriSign, Inc. * 7,016 1,556,149
Wix.com Ltd. * 3,919 341,854
54,904,157
Leisure Products 0.1%
Acushnet Holdings Corp. (d) 2,471 123,871
AMMO, Inc. *(d) 817 1,610
Brunswick Corp. 5,238 444,130
Clarus Corp. 777 7,560
Hasbro, Inc. 10,220 605,228
Johnson Outdoors, Inc.,
Class A 213 12,354
Latham Group, Inc. * 255 615
Malibu Boats, Inc., Class A * 2,195 124,566
Marine Products Corp. 286 3,938
MasterCraft Boat Holdings,
Inc. * 782 22,889
Common Stocks
Shares Value ($)
Leisure Products
Mattel, Inc. * 26,344 474,192
Peloton Interactive, Inc.,
Class A * 24,438 217,009
Polaris, Inc. 4,072 442,423
Smith & Wesson Brands, Inc. 5,528 66,447
Solo Brands, Inc., Class A * 123 983
Sturm Ruger & Co., Inc. (d) 2,270 130,661
Topgolf Callaway Brands
Corp. * 10,458 231,854
Vista Outdoor, Inc. * 3,241 78,108
YETI Holdings, Inc. * 7,065 278,714
3,267,152
Life Sciences Tools & Services 1.1%
10X Genomics, Inc.,
Class A *(d) 7,132 373,931
AbCellera Biologics, Inc. * 10,741 72,824
Adaptive Biotechnologies
Corp. * 7,485 53,443
Agilent Technologies, Inc. 23,550 3,189,377
Akoya Biosciences, Inc. * 124 863
Alpha Teknova, Inc. * 44 83
Avantor, Inc. * 47,168 918,833
Azenta, Inc. *(d) 5,481 238,369
BioLife Solutions, Inc. * 1,165 20,457
Bionano Genomics, Inc. *(d) 9,108 6,265
Bio-Rad Laboratories, Inc.,
Class A * 1,693 763,188
Bio-Techne Corp. 12,632 1,009,044
Bruker Corp. 7,934 627,818
Charles River Laboratories
International, Inc. * 3,959 752,685
Codexis, Inc. * 4,034 15,813
CryoPort, Inc. * 2,357 49,591
Cytek Biosciences, Inc. * 5,107 58,628
Danaher Corp. 49,563 11,741,970
ICON plc * 526 101,355
Illumina, Inc. * 12,140 2,495,498
Inotiv, Inc. *(d) 1,318 7,302
IQVIA Holdings, Inc. * 14,286 2,689,054
Maravai LifeSciences
Holdings, Inc., Class A * 9,779 134,852
MaxCyte, Inc. *(d) 621 3,105
Medpace Holdings, Inc. * 1,971 394,476
Mettler-Toledo International,
Inc. * 1,663 2,480,365
NanoString Technologies,
Inc. * 1,534 15,033
Nautilus Biotechnology, Inc. * 316 815
OmniAb, Inc. *(d) 4,340 15,103
OmniAb, Inc. *^∞(d) 326 0
Pacific Biosciences of
California, Inc. * 18,830 199,598
PerkinElmer, Inc. 9,843 1,284,413
Personalis, Inc. * 236 538
PhenomeX, Inc. * 1,625 1,901
QIAGEN NV * 16,605 740,749
Quanterix Corp. * 805 10,175
Quantum-Si, Inc. *(d) 586 862
Repligen Corp. *(d) 4,229 641,243

50 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Seer, Inc. * 3,080 10,287
Singular Genomics Systems,
Inc. * 283 280
SomaLogic, Inc. *(d) 17,310 48,468
Sotera Health Co. *(d) 8,874 148,817
Syneos Health, Inc. * 8,173 320,872
Thermo Fisher Scientific, Inc. 29,833 16,554,332
Waters Corp. * 4,438 1,332,998
West Pharmaceutical
Services, Inc. 5,658 2,043,896
51,569,569
Machinery 1.4%
3D Systems Corp. * 16,393 150,160
AGCO Corp. 4,748 588,467
Alamo Group, Inc. 694 122,651
Albany International Corp.,
Class A 2,652 241,889
Allison Transmission Holdings,
Inc. 6,117 298,448
Astec Industries, Inc. 2,308 95,274
Barnes Group, Inc. 5,763 242,219
Berkshire Grey, Inc. *(d) 300 411
Blue Bird Corp. * 675 12,622
Caterpillar, Inc. 40,025 8,757,470
Chart Industries, Inc. *(d) 3,235 430,579
CIRCOR International, Inc. * 793 22,077
CNH Industrial NV 65,605 925,031
Columbus McKinnon Corp. 3,894 135,161
Crane Co. * 2,169 156,320
Crane NXT Co. 4,489 212,599
Cummins, Inc. 11,194 2,631,038
Deere & Co. 20,902 7,901,374
Desktop Metal, Inc.,
Class A *(d) 12,542 27,592
Donaldson Co., Inc. 8,926 567,247
Douglas Dynamics, Inc. 2,360 69,172
Dover Corp. 10,795 1,577,797
Energy Recovery, Inc. * 4,387 98,839
Enerpac Tool Group Corp. 6,248 148,452
EnPro Industries, Inc. (d) 1,900 179,113
Esab Corp. (d) 4,082 238,226
ESCO Technologies, Inc. (d) 2,459 230,089
Evoqua Water Technologies
Corp. * 9,167 453,308
Federal Signal Corp. 4,290 220,420
Flowserve Corp. 10,252 342,314
Fortive Corp. 27,390 1,728,035
Franklin Electric Co., Inc. 3,248 290,599
Gates Industrial Corp. plc * 6,058 81,601
Gorman-Rupp Co. (The) 743 18,241
Graco, Inc. 12,915 1,024,030
Greenbrier Cos., Inc. (The) 2,965 78,424
Helios Technologies, Inc. 3,366 202,431
Hillenbrand, Inc. 4,935 225,135
Hillman Solutions Corp. *(d) 8,016 67,334
Hydrofarm Holdings Group,
Inc. *(d) 982 1,542
Hyliion Holdings Corp. *(d) 3,831 5,248
Common Stocks
Shares Value ($)
Machinery
Hyster-Yale Materials
Handling, Inc. 388 20,432
Hyzon Motors, Inc. * 469 390
Ideanomics, Inc. * 3,618 87
IDEX Corp. 5,696 1,175,199
Illinois Tool Works, Inc. (d) 22,910 5,542,845
Ingersoll Rand, Inc. 31,084 1,772,410
ITT, Inc. 6,575 555,193
John Bean Technologies
Corp. (d) 2,401 261,013
Kadant, Inc. 1,126 209,245
Kennametal, Inc. (d) 9,547 247,840
Kurita Water Industries Ltd. 41,800 1,752,606
Lincoln Electric Holdings,
Inc. (d) 4,151 696,538
Lindsay Corp. (d) 834 100,697
Luxfer Holdings plc 987 15,052
Manitowoc Co., Inc. (The) * 1,410 21,559
Markforged Holding Corp. *(d) 583 568
Mayville Engineering Co.,
Inc. * 59 714
Microvast Holdings, Inc. * 23,084 24,238
Middleby Corp. (The) *(d) 4,097 577,185
Miller Industries, Inc. (d) 461 15,029
Mueller Industries, Inc. (d) 3,737 268,503
Mueller Water Products, Inc.,
Class A (d) 10,763 144,224
Nikola Corp. *(d) 14,078 12,466
Nordson Corp. 4,337 938,136
Omega Flex, Inc. 102 11,221
Oshkosh Corp. 5,287 404,561
Otis Worldwide Corp. 33,236 2,835,031
PACCAR, Inc. 40,391 3,016,804
Parker-Hannifin Corp. 9,759 3,170,504
Park-Ohio Holdings Corp. 55 713
Pentair plc 12,271 712,700
Proterra, Inc. *(d) 16,488 19,291
Proto Labs, Inc. * 1,909 54,922
RBC Bearings, Inc. * 2,138 485,347
REV Group, Inc. 1,094 11,739
Sarcos Technology & Robotics
Corp. * 495 198
Shyft Group, Inc. (The) 1,410 35,363
SMC Corp. 3,200 1,602,379
Snap-on, Inc. 3,941 1,022,335
SPX Technologies, Inc. *(d) 3,279 208,807
Standex International Corp. 1,139 139,881
Stanley Black & Decker,
Inc. (d) 11,721 1,011,991
Symbotic, Inc. * 116 3,081
Tennant Co. 1,598 122,119
Terex Corp. 5,276 235,257
Timken Co. (The) 4,567 350,974
Titan International, Inc. * 3,873 37,800
Toro Co. (The) 7,777 810,830
Trinity Industries, Inc. 7,623 182,571
Velo3D, Inc. *(d) 556 1,301
Wabash National Corp. 4,824 123,832
Watts Water Technologies,
Inc., Class A 2,078 336,075

Nationwide Multi-Cap Portfolio - April 30, 2023 (Unaudited) - Statement of Investments - 51
Common Stocks
Shares Value ($)
Machinery
Westinghouse Air Brake
Technologies Corp. 15,033 1,468,273
Xos, Inc. * 320 162
Xylem, Inc. (d) 13,808 1,433,823
65,001,033
Marine Transportation 0.0%
†
Costamare, Inc. (d) 1,701 15,360
Diana Shipping, Inc. 578 2,289
Eagle Bulk Shipping, Inc. (d) 675 30,186
Genco Shipping & Trading Ltd. 2,197 33,856
Global Ship Lease, Inc.,
Class A 208 3,981
Golden Ocean Group Ltd. (d) 11,860 108,519
Kirby Corp. * 4,835 347,347
Matson, Inc. (d) 3,208 218,240
Safe Bulkers, Inc. 2,043 7,477
Star Bulk Carriers Corp. 436 9,204
776,459
Media 0.6%
Advantage Solutions, Inc. * 3,394 4,344
Altice USA, Inc., Class A * 12,164 42,574
AMC Networks, Inc., Class A * 2,018 35,698
Audacy, Inc. *(d) 4,131 487
Boston Omaha Corp.,
Class A * 460 9,412
Cable One, Inc. 455 345,077
Cardlytics, Inc. *(d) 1,878 12,188
Charter Communications, Inc.,
Class A * 8,014 2,954,762
Clear Channel Outdoor
Holdings, Inc. * 14,507 18,424
Comcast Corp., Class A 324,415 13,421,049
comScore, Inc. * 452 457
Daily Journal Corp. * 51 13,931
DISH Network Corp.,
Class A *(d) 19,538 146,730
Emerald Holding, Inc. * 128 475
Entravision Communications
Corp., Class A 2,526 15,787
EW Scripps Co. (The),
Class A *(d) 2,307 19,448
Fox Corp., Class A 40,235 1,307,181
Gannett Co., Inc. * 5,592 10,625
Gray Television, Inc. 5,531 42,644
iHeartMedia, Inc., Class A * 3,539 12,280
Innovid Corp. * 419 393
Integral Ad Science Holding
Corp. *(d) 3,896 61,284
Interpublic Group of Cos., Inc.
(The) 29,811 1,065,147
John Wiley & Sons, Inc.,
Class A 4,612 177,885
Liberty Broadband Corp.,
Class A *(d) 10,685 905,407
Liberty Media Corp.-Liberty
SiriusXM, Class A *(d) 21,359 598,145
Magnite, Inc. * 7,300 68,620
Common Stocks
Shares Value ($)
Media
New York Times Co. (The),
Class A 15,572 618,987
News Corp., Class A (d) 39,053 689,060
Nexstar Media Group, Inc. (d) 2,643 458,428
Omnicom Group, Inc. (d) 16,312 1,477,378
Paramount Global, Class A (d) 45,318 1,058,217
PubMatic, Inc., Class A *(d) 3,107 42,442
Quotient Technology, Inc. * 3,337 9,410
Scholastic Corp. 1,625 62,514
Sinclair Broadcast Group, Inc.,
Class A (d) 3,276 65,160
Sirius XM Holdings, Inc. (d) 51,297 194,929
Stagwell, Inc. * 7,728 48,068
TechTarget, Inc. *(d) 1,561 53,214
TEGNA, Inc. 16,160 276,336
Thryv Holdings, Inc. * 2,377 53,387
Trade Desk, Inc. (The),
Class A * 33,584 2,160,795
WideOpenWest, Inc. * 1,866 21,328
28,580,107
Metals & Mining 0.4%
5E Advanced Materials,
Inc. *(d) 879 3,709
Alamos Gold, Inc., Class A 9,119 117,909
Alcoa Corp. 13,965 518,660
Alpha Metallurgical
Resources, Inc. 1,223 179,243
Arconic Corp. * 7,694 190,427
ATI, Inc. * 9,613 371,254
Carpenter Technology Corp. 5,054 266,548
Century Aluminum Co. *(d) 2,201 18,907
Cleveland-Cliffs, Inc. * 39,210 603,050
Coeur Mining, Inc. * 16,553 56,280
Commercial Metals Co. 8,238 384,632
Compass Minerals
International, Inc. 2,352 76,981
Constellium SE * 9,961 147,921
Franco-Nevada Corp. 545 82,720
Freeport-McMoRan, Inc. 109,125 4,136,929
Gatos Silver, Inc. * 1,478 8,824
Haynes International, Inc. 520 24,445
Hecla Mining Co. (d) 40,689 246,168
Ivanhoe Electric, Inc. *(d) 5,217 62,134
Kaiser Aluminum Corp. 1,102 72,423
Materion Corp. 1,569 169,938
McEwen Mining, Inc. *(d) 252 2,066
MP Materials Corp. *(d) 7,232 156,717
Newmont Corp. 60,849 2,884,243
Novagold Resources, Inc. * 11,238 61,135
Nucor Corp. (d) 19,349 2,867,135
Olympic Steel, Inc. 342 15,927
Piedmont Lithium, Inc. * 1,845 106,088
Ramaco Resources, Inc. 156 1,268
Reliance Steel & Aluminum
Co. 4,364 1,081,399
Royal Gold, Inc. (d) 4,856 643,129
Ryerson Holding Corp. 1,251 47,250
Schnitzer Steel Industries,
Inc., Class A 3,103 89,646

52 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Metals & Mining
Southern Copper Corp. 6,493 498,857
SSR Mining, Inc. 13,614 194,952
Steel Dynamics, Inc. 12,406 1,289,604
SunCoke Energy, Inc. 3,386 26,343
TimkenSteel Corp. * 5,044 84,437
Tredegar Corp. 1,070 10,037
United States Steel Corp. (d) 17,022 389,463
Warrior Met Coal, Inc. 4,480 154,874
Worthington Industries, Inc. 1,995 118,483
18,462,155
Mortgage Real Estate Investment Trusts (REITs) 0.1%
AFC Gamma, Inc. 104 1,260
AGNC Investment Corp. 41,775 413,990
Angel Oak Mortgage REIT,
Inc. 47 363
Annaly Capital Management,
Inc. 30,965 618,681
Apollo Commercial Real
Estate Finance, Inc. 8,965 90,726
Arbor Realty Trust, Inc. 13,437 154,122
Ares Commercial Real Estate
Corp. 5,778 49,749
ARMOUR Residential REIT,
Inc. 29,178 148,808
Blackstone Mortgage Trust,
Inc., Class A 8,758 159,746
BrightSpire Capital, Inc. 4,749 27,069
Broadmark Realty Capital, Inc. 13,290 65,254
Chimera Investment Corp. 28,811 163,646
Claros Mortgage Trust, Inc. (d) 5,767 68,973
Dynex Capital, Inc. 1,778 21,087
Ellington Financial, Inc. 4,062 51,872
Franklin BSP Realty Trust, Inc. 6,437 81,299
Granite Point Mortgage Trust,
Inc. 333 1,489
Great Ajax Corp. 137 901
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 6,811 193,296
Invesco Mortgage Capital, Inc. 7,300 77,453
KKR Real Estate Finance
Trust, Inc. 1,037 11,137
Ladder Capital Corp. 9,350 87,423
MFA Financial, Inc. 6,333 67,700
New York Mortgage Trust, Inc. 11,485 118,066
Orchid Island Capital, Inc. 7,380 78,966
PennyMac Mortgage
Investment Trust 11,492 142,846
Ready Capital Corp. 1,885 20,226
Redwood Trust, Inc. 10,345 64,967
Rithm Capital Corp. 30,322 247,428
Starwood Property Trust, Inc. 21,320 381,415
TPG RE Finance Trust, Inc. 2,379 16,962
Two Harbors Investment Corp. 15,379 214,229
3,841,149
Multi-Utilities 0.5%
Ameren Corp. 19,005 1,690,875
Avista Corp. (d) 958 42,219
Common Stocks
Shares Value ($)
Multi-Utilities
Black Hills Corp. 4,779 312,021
CenterPoint Energy, Inc. (d) 51,719 1,575,878
CMS Energy Corp. (d) 22,036 1,371,961
Consolidated Edison, Inc. (d) 26,611 2,620,385
Dominion Energy, Inc. 63,985 3,656,103
DTE Energy Co. 14,891 1,673,897
NiSource, Inc. 29,844 849,360
NorthWestern Corp. (d) 4,058 237,880
Public Service Enterprise
Group, Inc. 40,103 2,534,510
Sempra Energy 24,701 3,840,759
Unitil Corp. 2,222 123,521
WEC Energy Group, Inc. 23,752 2,284,230
22,813,599
Office REITs 0.1%
Alexandria Real Estate
Equities, Inc. 13,191 1,638,058
Boston Properties, Inc. 12,198 650,885
Brandywine Realty Trust 10,800 42,444
City Office REIT, Inc. 1,741 10,133
Corporate Office Properties
Trust 8,343 190,971
Cousins Properties, Inc. 11,946 260,542
Douglas Emmett, Inc. 16,971 218,586
Easterly Government
Properties, Inc. 6,222 87,544
Equity Commonwealth 10,414 215,778
Franklin Street Properties
Corp. 4,187 4,857
Highwoods Properties, Inc. 10,117 231,882
Hudson Pacific Properties,
Inc. 11,464 63,740
JBG SMITH Properties 18,461 263,438
Kilroy Realty Corp. 9,436 275,909
Office Properties Income Trust 1,774 11,566
Orion Office REIT, Inc. 1,749 10,739
Paramount Group, Inc. 6,569 28,444
Piedmont Office Realty Trust,
Inc., Class A 7,552 49,164
Postal Realty Trust, Inc.,
Class A 114 1,752
SL Green Realty Corp. 3,772 89,283
Vornado Realty Trust 15,764 236,618
4,582,333
Oil, Gas & Consumable Fuels 2.9%
Aemetis, Inc. *(d) 5,384 11,953
Amplify Energy Corp. * 227 1,569
Antero Midstream Corp. 29,445 316,828
Antero Resources Corp. * 21,794 501,044
APA Corp. (d) 24,573 905,515
Arch Resources, Inc. 1,257 153,668
Ardmore Shipping Corp. 3,427 50,343
Berry Corp. 2,671 20,406
California Resources Corp. 5,829 236,075
Callon Petroleum Co. *(d) 4,686 155,294
Centrus Energy Corp.,
Class A * 78 2,285
Cheniere Energy, Inc. 18,904 2,892,312

Nationwide Multi-Cap Portfolio - April 30, 2023 (Unaudited) - Statement of Investments - 53
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Chesapeake Energy Corp. (d) 9,243 764,211
Chevron Corp. 147,663 24,893,029
Chord Energy Corp. 3,016 429,286
Civitas Resources, Inc. 5,405 373,215
Clean Energy Fuels Corp. * 11,130 47,525
CNX Resources Corp. *(d) 11,513 178,797
Comstock Resources, Inc. (d) 9,058 104,167
ConocoPhillips 94,002 9,671,866
CONSOL Energy, Inc. 3,042 180,512
Coterra Energy, Inc. (d) 59,253 1,516,877
Crescent Energy Co.,
Class A (d) 763 8,866
CVR Energy, Inc. (d) 2,969 78,203
Delek US Holdings, Inc. 7,067 153,707
Denbury, Inc. * 3,898 363,995
Devon Energy Corp. 50,105 2,677,110
DHT Holdings, Inc. 7,581 71,944
Diamondback Energy, Inc. 13,779 1,959,374
Dorian LPG Ltd. 3,568 79,281
DT Midstream, Inc. (d) 7,510 370,018
Earthstone Energy, Inc.,
Class A *(d) 1,504 20,394
Empire Petroleum Corp. *(d) 63 684
Enbridge, Inc. (d) 5,150 204,764
Energy Fuels, Inc. * 16,838 96,145
Enviva, Inc. (d) 4,320 92,880
EOG Resources, Inc. (d) 45,099 5,387,978
EQT Corp. 28,067 977,854
Equitrans Midstream Corp. (d) 36,403 187,475
Excelerate Energy, Inc.,
Class A 2,418 51,987
Exxon Mobil Corp. 314,657 37,236,509
FLEX LNG Ltd. (d) 1,963 67,547
Frontline plc 9,225 142,711
Gevo, Inc. *(d) 16,072 18,644
Golar LNG Ltd. * 7,659 173,859
Granite Ridge Resources, Inc. 417 2,369
Green Plains, Inc. *(d) 575 19,648
Gulfport Energy Corp. * 792 71,644
Hess Corp. (d) 21,640 3,139,098
Hess Midstream LP, Class A 277 8,127
HF Sinclair Corp. (d) 10,206 450,187
HighPeak Energy, Inc. 89 1,759
International Seaways, Inc. 4,078 162,386
Kinder Morgan, Inc. 157,364 2,698,793
Kinetik Holdings, Inc. (d) 1,480 45,584
KNOT Offshore Partners LP 157 750
Kosmos Energy Ltd. * 33,681 215,558
Magnolia Oil & Gas Corp.,
Class A (d) 13,095 276,566
Marathon Oil Corp. 48,577 1,173,620
Marathon Petroleum Corp. 34,379 4,194,238
Matador Resources Co. (d) 8,642 423,717
Murphy Oil Corp. 11,662 428,112
Navigator Holdings Ltd. * 201 2,776
New Fortress Energy, Inc. (d) 4,490 136,002
NextDecade Corp. *(d) 480 2,990
Nordic American Tankers Ltd. 21,842 77,102
Northern Oil and Gas, Inc. (d) 5,462 181,175
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Occidental Petroleum
Corp. (d) 61,485 3,783,172
ONEOK, Inc. (d) 36,053 2,358,227
Ovintiv, Inc. (d) 18,930 682,994
Par Pacific Holdings, Inc. * 4,852 113,682
PBF Energy, Inc., Class A 8,894 310,045
PDC Energy, Inc. (d) 6,595 429,005
Peabody Energy Corp. *(d) 44,445 1,067,569
Permian Resources Corp. (d) 18,089 189,030
Phillips 66 35,423 3,506,877
Pioneer Natural Resources
Co. 18,221 3,963,979
Plains GP Holdings LP,
Class A (d) 1,198 16,053
Range Resources Corp. 18,058 477,634
Ranger Oil Corp. 2,452 101,022
REX American Resources
Corp. * 2,601 73,582
Riley Exploration Permian,
Inc. 24 1,008
Ring Energy, Inc. *(d) 549 994
SandRidge Energy, Inc. *(d) 204 2,891
Scorpio Tankers, Inc. 3,769 196,930
SFL Corp. Ltd. 8,885 80,765
SilverBow Resources, Inc. *(d) 1,346 32,102
Sitio Royalties Corp. (d) 6,026 153,000
SM Energy Co. 9,562 268,501
Southwestern Energy Co. * 82,497 428,159
Talos Energy, Inc. * 4,488 61,171
Targa Resources Corp. 18,507 1,397,834
TC Energy Corp. 4,552 189,090
Teekay Corp. * 444 2,509
Teekay Tankers Ltd., Class A * 986 39,923
Tellurian, Inc. *(d) 30,548 43,378
Texas Pacific Land Corp. 446 659,032
Tsakos Energy Navigation Ltd. 136 2,334
Uranium Energy Corp. *(d) 18,839 49,170
VAALCO Energy, Inc. (d) 685 2,932
Valero Energy Corp. 29,271 3,356,506
Vertex Energy, Inc. *(d) 4,859 38,386
Viper Energy Partners LP 480 14,131
Vital Energy, Inc. *(d) 1,633 75,984
Vitesse Energy, Inc. (d) 1,416 26,054
W&T Offshore, Inc. * 4,040 17,655
Williams Cos., Inc. (The) (d) 94,143 2,848,767
World Fuel Services Corp. 4,834 114,276
134,717,260
Paper & Forest Products 0.0%
†
Clearwater Paper Corp. * 673 24,295
Glatfelter Corp. 1,781 8,050
Louisiana-Pacific Corp. 5,075 303,181
Sylvamo Corp. 2,279 104,424
439,950
Passenger Airlines 0.1%
Alaska Air Group, Inc. *(d) 9,524 413,913
Allegiant Travel Co. *(d) 1,578 163,970
American Airlines Group,
Inc. *(d) 49,282 672,206

54 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Passenger Airlines
Blade Air Mobility, Inc. *(d) 367 961
Copa Holdings SA, Class A (d) 2,155 194,640
Delta Air Lines, Inc. * 48,128 1,651,272
Frontier Group Holdings, Inc. * 2,136 20,271
Hawaiian Holdings, Inc. * 1,918 15,977
JetBlue Airways Corp. * 32,781 234,056
Joby Aviation, Inc. *(d) 14,326 62,032
SkyWest, Inc. * 2,781 78,702
Southwest Airlines Co. 44,971 1,362,172
Spirit Airlines, Inc. 9,568 163,613
Sun Country Airlines Holdings,
Inc. * 2,351 46,385
United Airlines Holdings, Inc. * 24,738 1,083,524
Wheels Up Experience,
Inc. *(d) 1,085 502
6,164,196
Personal Care Products 0.1%
Beauty Health Co. (The) *(d) 4,994 57,231
BellRing Brands, Inc. * 9,477 341,077
Coty, Inc., Class A *(d) 27,303 324,087
Edgewell Personal Care Co. 4,742 207,083
elf Beauty, Inc. * 3,732 346,180
Estee Lauder Cos., Inc. (The),
Class A 17,515 4,321,301
Herbalife Ltd. * 8,782 130,501
Honest Co., Inc. (The) * 335 556
Inter Parfums, Inc. 1,417 215,086
Medifast, Inc. (d) 1,234 113,096
Nature's Sunshine Products,
Inc. * 434 4,757
Nu Skin Enterprises, Inc.,
Class A (d) 5,550 219,003
Olaplex Holdings, Inc. * 7,405 27,399
USANA Health Sciences,
Inc. *(d) 1,570 104,201
Veru, Inc. *(d) 2,767 3,514
Waldencast plc * 311 2,839
6,417,911
Pharmaceuticals 2.8%
Aclaris Therapeutics, Inc. *(d) 4,154 36,929
Amneal Pharmaceuticals,
Inc. *(d) 4,010 7,739
Amphastar Pharmaceuticals,
Inc. * 3,583 128,164
Amylyx Pharmaceuticals, Inc. * 3,149 89,432
AN2 Therapeutics, Inc. * 74 581
ANI Pharmaceuticals, Inc. *(d) 426 16,069
Arvinas, Inc. * 5,612 147,091
Assertio Holdings, Inc. * 1,551 8,546
ATAI Life Sciences NV * 798 1,524
Atea Pharmaceuticals, Inc. * 2,274 7,436
Athira Pharma, Inc. * 1,427 3,981
Axsome Therapeutics, Inc. *(d) 2,781 198,925
Bristol-Myers Squibb Co. 164,877 11,008,837
Cara Therapeutics, Inc. *(d) 1,614 6,779
Cassava Sciences, Inc. *(d) 2,078 48,251
Catalent, Inc. * 13,670 685,140
Common Stocks
Shares Value ($)
Pharmaceuticals
Collegium Pharmaceutical,
Inc. * 1,378 32,066
Corcept Therapeutics, Inc. * 7,898 177,942
Cymabay Therapeutics, Inc. * 2,320 24,963
Daiichi Sankyo Co. Ltd. 96,900 3,323,125
DICE Therapeutics, Inc. *(d) 3,756 122,070
Edgewise Therapeutics,
Inc. *(d) 271 2,377
Elanco Animal Health, Inc. * 37,192 352,208
Eli Lilly & Co. 64,583 25,565,826
Esperion Therapeutics,
Inc. *(d) 1,331 1,757
Evolus, Inc. * 987 8,626
EyePoint Pharmaceuticals,
Inc. *(d) 162 1,017
Fulcrum Therapeutics, Inc. * 2,418 6,045
Harmony Biosciences
Holdings, Inc. * 1,829 58,967
Harrow Health, Inc. *(d) 664 16,753
Innoviva, Inc. * 4,309 50,545
Intra-Cellular Therapies,
Inc. *(d) 7,042 437,660
Jazz Pharmaceuticals plc * 4,694 659,366
Johnson & Johnson 201,337 32,958,867
Kyowa Kirin Co. Ltd. 124,800 2,782,009
Ligand Pharmaceuticals, Inc. * 864 65,966
Liquidia Corp. *(d) 4,267 28,632
Marinus Pharmaceuticals,
Inc. * 1,742 15,852
Merck & Co., Inc. 193,049 22,291,368
Mind Medicine MindMed, Inc. * 207 791
Nektar Therapeutics * 11,766 8,852
NGM Biopharmaceuticals,
Inc. * 1,134 5,114
Nuvation Bio, Inc. *(d) 10,139 16,324
Ocular Therapeutix, Inc. * 2,451 15,196
Omeros Corp. *(d) 2,630 15,254
Organon & Co. 22,955 565,382
Pacira BioSciences, Inc. * 4,642 210,329
Perrigo Co. plc 10,403 386,888
Pfizer, Inc. 431,728 16,789,902
Phathom Pharmaceuticals,
Inc. * 519 5,553
Phibro Animal Health Corp.,
Class A 837 13,024
Pliant Therapeutics, Inc. * 1,214 34,295
Prestige Consumer
Healthcare, Inc. * 3,857 237,321
Reata Pharmaceuticals, Inc.,
Class A *(d) 2,271 224,511
Regencell Bioscience
Holdings Ltd. * 9 236
Relmada Therapeutics, Inc. * 563 1,419
Revance Therapeutics, Inc. * 6,234 198,428
Royalty Pharma plc, Class A 29,105 1,023,041
Scilex Holding Co. *^∞(d) 2,623 18,991
Scilex Holding Co. * 515 3,729
SIGA Technologies, Inc. 2,232 13,013
Supernus Pharmaceuticals,
Inc. * 5,581 205,716

Nationwide Multi-Cap Portfolio - April 30, 2023 (Unaudited) - Statement of Investments - 55
Common Stocks
Shares Value ($)
Pharmaceuticals
Tarsus Pharmaceuticals, Inc. * 147 2,193
Terns Pharmaceuticals,
Inc. *(d) 1,020 13,311
Theravance Biopharma,
Inc. *(d) 6,954 75,312
Theseus Pharmaceuticals,
Inc. *(d) 56 573
Third Harmonic Bio, Inc. *(d) 87 394
Ventyx Biosciences, Inc. *(d) 1,609 60,498
Verrica Pharmaceuticals,
Inc. *(d) 155 956
Viatris, Inc. 91,357 852,361
WaVe Life Sciences Ltd. *(d) 2,408 9,608
Zoetis, Inc. 36,361 6,391,537
128,779,483
Professional Services 0.9%
Alight, Inc., Class A * 27,235 251,924
ASGN, Inc. * 3,760 269,178
Automatic Data Processing,
Inc. 33,382 7,344,040
Barrett Business Services, Inc. 297 24,832
BayCurrent Consulting, Inc. 24,600 855,794
BlackSky Technology, Inc. *(d) 470 583
Booz Allen Hamilton Holding
Corp. (d) 9,797 937,769
Broadridge Financial
Solutions, Inc. (d) 9,480 1,378,487
CACI International, Inc.,
Class A * 1,727 541,104
CBIZ, Inc. * 3,628 191,159
Ceridian HCM Holding,
Inc. *(d) 10,830 687,488
Clarivate plc * 38,138 337,903
Concentrix Corp. 3,249 313,561
Conduent, Inc. * 6,740 23,657
CoStar Group, Inc. * 30,990 2,384,680
CRA International, Inc. 855 89,895
CSG Systems International,
Inc. 3,659 192,756
Dun & Bradstreet Holdings,
Inc. 25,848 288,722
Equifax, Inc. 9,659 2,012,742
ExlService Holdings, Inc. * 2,465 439,707
Exponent, Inc. 3,991 367,371
First Advantage Corp. *(d) 4,176 53,703
FiscalNote Holdings, Inc. * 657 1,189
Forrester Research, Inc. *(d) 452 13,985
Franklin Covey Co. * 511 18,764
FTI Consulting, Inc. * 2,526 455,943
Genpact Ltd. 12,662 564,092
Heidrick & Struggles
International, Inc. 772 19,385
HireRight Holdings Corp. *(d) 115 1,219
Huron Consulting Group, Inc. * 1,963 166,443
IBEX Holdings Ltd. * 23 471
ICF International, Inc. (d) 1,589 181,146
Insperity, Inc. (d) 2,583 316,314
Jacobs Solutions, Inc. 9,681 1,117,768
KBR, Inc. 10,299 584,262
Common Stocks
Shares Value ($)
Professional Services
Kelly Services, Inc.,
Class A (d) 1,382 22,679
Kforce, Inc. 2,332 137,914
Korn Ferry (d) 4,535 217,771
Legalzoom.com, Inc. * 4,833 45,333
Leidos Holdings, Inc. 10,356 965,801
ManpowerGroup, Inc. 4,008 303,446
Maximus, Inc. (d) 4,444 371,741
NV5 Global, Inc. * 1,038 98,330
Paychex, Inc. 24,794 2,723,869
Paycom Software, Inc. * 3,946 1,145,800
Paycor HCM, Inc. * 4,796 112,706
Paylocity Holding Corp. * 3,081 595,526
Planet Labs PBC *(d) 11,586 47,271
Recruit Holdings Co. Ltd. 167,000 4,707,930
Red Violet, Inc. * 59 1,009
Resources Connection, Inc. 1,277 18,631
Robert Half International,
Inc. (d) 8,305 606,265
Science Applications
International Corp. 3,954 403,427
Skillsoft Corp. *(d) 513 631
Spire Global, Inc. * 643 450
SS&C Technologies Holdings,
Inc. 17,065 998,985
Sterling Check Corp. * 536 6,025
TaskUS, Inc., Class A *(d) 173 2,329
TransUnion 15,147 1,042,265
TriNet Group, Inc. * 3,051 283,072
TrueBlue, Inc. *(d) 1,384 20,968
TTEC Holdings, Inc. 2,443 83,233
Upwork, Inc. * 13,481 129,013
Verisk Analytics, Inc. 11,896 2,309,132
Verra Mobility Corp. * 10,643 180,399
Willdan Group, Inc. * 440 6,446
40,016,433
Real Estate Management & Development 0.1%
Anywhere Real Estate, Inc. * 6,221 39,628
CBRE Group, Inc.,
Class A *(d) 25,882 1,984,114
Compass, Inc., Class A * 17,200 40,248
Cushman & Wakefield plc *(d) 7,484 73,717
DigitalBridge Group, Inc. 17,101 212,565
Doma Holdings, Inc. *(d) 454 195
Douglas Elliman, Inc. 2,350 7,496
eXp World Holdings, Inc. (d) 3,596 42,037
Five Point Holdings LLC,
Class A * 415 1,017
Forestar Group, Inc. * 552 10,676
FRP Holdings, Inc. *(d) 290 16,820
Howard Hughes Corp. (The) * 2,870 222,052
Jones Lang LaSalle, Inc. *(d) 3,691 513,197
Kennedy-Wilson Holdings,
Inc. (d) 11,064 185,654
Marcus & Millichap, Inc. (d) 4,445 139,884
Newmark Group, Inc., Class A 8,482 53,776
Offerpad Solutions, Inc. *(d) 319 149
Opendoor Technologies,
Inc. *(d) 24,437 33,723

56 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Real Estate Management & Development
RE/MAX Holdings, Inc.,
Class A 111 2,143
Redfin Corp. *(d) 5,688 42,376
RMR Group, Inc. (The),
Class A 590 14,013
Seritage Growth Properties,
Class A * 1,543 11,557
St Joe Co. (The) (d) 3,188 131,027
Star Holdings * 695 11,217
Tejon Ranch Co. * 921 15,915
Transcontinental Realty
Investors, Inc. * 8 292
WeWork, Inc. *(d) 10,073 4,246
Zillow Group, Inc., Class A *(d) 16,524 715,595
4,525,329
Residential REITs 0.3%
American Homes 4 Rent,
Class A 23,349 776,588
Apartment Income REIT Corp. 10,534 389,547
Apartment Investment and
Management Co., Class A 12,428 97,311
AvalonBay Communities, Inc. 10,746 1,938,256
Bluerock Homes Trust, Inc. * 249 4,920
BRT Apartments Corp. 357 6,187
Camden Property Trust 8,237 906,482
Centerspace 1,289 72,674
Clipper Realty, Inc. 525 2,756
Elme Communities 6,410 110,444
Equity LifeStyle Properties,
Inc. 12,733 877,304
Equity Residential 30,729 1,943,609
Essex Property Trust, Inc. 5,024 1,103,924
Independence Realty Trust,
Inc. 15,400 256,410
Invitation Homes, Inc. 46,279 1,544,330
Mid-America Apartment
Communities, Inc. 8,862 1,362,976
NexPoint Residential Trust,
Inc. 1,240 53,233
Sun Communities, Inc. 9,123 1,267,458
UDR, Inc. 25,044 1,035,069
UMH Properties, Inc. 4,562 69,343
Veris Residential, Inc. * 6,472 105,817
13,924,638
Retail REITs 0.3%
Acadia Realty Trust 3,793 51,243
Agree Realty Corp. 5,734 389,855
Alexander's, Inc. 82 15,258
Brixmor Property Group, Inc. 21,766 464,269
CBL & Associates Properties,
Inc. 2,517 58,218
Federal Realty Investment
Trust 6,152 608,371
Getty Realty Corp. 378 12,599
InvenTrust Properties Corp. 6,694 150,950
Kimco Realty Corp. 46,084 884,352
Kite Realty Group Trust 16,026 332,059
Macerich Co. (The) 11,141 111,298
Common Stocks
Shares Value ($)
Retail REITs
National Retail Properties, Inc. 13,988 608,478
Necessity Retail REIT, Inc.
(The) 4,464 24,597
NETSTREIT Corp. 3,355 61,128
Phillips Edison & Co., Inc. 8,385 264,463
Realty Income Corp. 51,562 3,240,156
Regency Centers Corp. 13,447 826,049
Retail Opportunity
Investments Corp. 14,195 184,961
RPT Realty 3,055 28,411
Saul Centers, Inc. 486 17,510
Simon Property Group, Inc. 24,918 2,823,708
SITE Centers Corp. 17,829 220,010
Spirit Realty Capital, Inc. 9,862 379,292
Tanger Factory Outlet
Centers, Inc. 6,872 134,760
Urban Edge Properties 18,146 266,202
Urstadt Biddle Properties, Inc.,
Class A 1,253 21,577
Whitestone REIT 1,625 14,544
12,194,318
Semiconductors & Semiconductor Equipment 3.7%
ACM Research, Inc., Class A * 3,621 33,856
Advanced Micro Devices,
Inc. * 123,486 11,035,944
Advantest Corp. 69,100 5,365,677
Aehr Test Systems *(d) 636 15,741
Allegro MicroSystems, Inc. * 4,974 177,920
Alpha & Omega
Semiconductor Ltd. * 689 16,453
Ambarella, Inc. * 3,000 185,940
Amkor Technology, Inc. 7,306 163,435
Analog Devices, Inc. 39,029 7,020,537
Applied Materials, Inc. 65,270 7,377,468
Atomera, Inc. * 540 4,266
Axcelis Technologies, Inc. * 2,405 284,511
AXT, Inc. * 1,324 3,535
Broadcom, Inc. 28,981 18,156,596
CEVA, Inc. * 1,038 26,085
Cirrus Logic, Inc. *(d) 4,050 347,449
Cohu, Inc. * 3,571 120,843
Credo Technology Group
Holding Ltd. *(d) 4,850 39,333
Diodes, Inc. * 3,165 252,251
Enphase Energy, Inc. * 10,019 1,645,120
Entegris, Inc. (d) 11,370 851,856
First Solar, Inc. * 8,085 1,476,159
FormFactor, Inc. * 6,278 171,452
GLOBALFOUNDRIES,
Inc. *(d) 4,937 290,296
Ichor Holdings Ltd. *(d) 2,293 63,860
Impinj, Inc. * 1,601 141,544
indie Semiconductor, Inc.,
Class A *(d) 6,161 46,639
Intel Corp. 316,413 9,827,788
KLA Corp. 10,458 4,042,435
Kopin Corp. * 622 647
Kulicke & Soffa Industries,
Inc. (d) 4,534 216,090

Nationwide Multi-Cap Portfolio - April 30, 2023 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Lam Research Corp. 10,283 5,389,115
Lattice Semiconductor Corp. * 10,318 822,345
MACOM Technology Solutions
Holdings, Inc. *(d) 3,938 229,743
Marvell Technology, Inc. 65,523 2,586,848
MaxLinear, Inc. * 5,885 142,005
Meta Materials, Inc. * 2,029 374
Microchip Technology, Inc. 40,633 2,965,803
Micron Technology, Inc. 83,130 5,350,247
MKS Instruments, Inc. 4,416 370,370
Monolithic Power Systems,
Inc. 3,486 1,610,427
Navitas Semiconductor
Corp. *(d) 490 2,612
NVE Corp. 153 11,538
NVIDIA Corp. 181,887 50,471,824
ON Semiconductor Corp. * 33,074 2,380,005
Onto Innovation, Inc. * 3,532 286,021
PDF Solutions, Inc. * 3,019 108,835
Photronics, Inc. *(d) 6,115 88,423
Power Integrations, Inc. 4,306 313,391
Qorvo, Inc. * 7,818 719,881
QUALCOMM, Inc. 85,602 9,998,314
Rambus, Inc. * 8,218 364,386
Rigetti Computing, Inc. *(d) 513 241
Semtech Corp. *(d) 3,526 68,722
Silicon Laboratories, Inc. * 2,409 335,574
SiTime Corp. * 1,266 137,323
SkyWater Technology, Inc. * 115 1,040
Skyworks Solutions, Inc. 12,147 1,286,367
SMART Global Holdings, Inc. * 3,380 52,120
SolarEdge Technologies, Inc. * 360 102,827
Synaptics, Inc. * 3,197 283,126
Teradyne, Inc. (d) 12,120 1,107,526
Texas Instruments, Inc. 69,202 11,570,574
Transphorm, Inc. * 140 430
Ultra Clean Holdings, Inc. *(d) 4,512 128,772
Universal Display Corp. 3,357 448,025
Veeco Instruments, Inc. * 7,908 145,665
Wolfspeed, Inc. *(d) 9,546 444,366
169,726,931
Software 6.4%
8x8, Inc. * 6,901 19,806
A10 Networks, Inc. (d) 7,266 102,741
ACI Worldwide, Inc. * 8,635 218,725
Adeia, Inc. 5,177 39,552
Adobe, Inc. * 34,979 13,206,671
Agilysys, Inc. *(d) 1,563 121,977
Alarm.com Holdings, Inc. * 3,971 189,377
Alkami Technology, Inc. * 234 2,806
Altair Engineering, Inc.,
Class A * 3,936 271,781
Alteryx, Inc., Class A * 4,738 194,874
American Software, Inc.,
Class A 1,198 14,304
Amplitude, Inc., Class A * 3,721 42,233
ANSYS, Inc. * 6,646 2,086,312
Appfolio, Inc., Class A *(d) 1,592 222,275
Appian Corp., Class A * 3,558 133,603
Common Stocks
Shares Value ($)
Software
AppLovin Corp., Class A *(d) 16,201 275,417
Arteris, Inc. *(d) 106 394
Asana, Inc., Class A * 4,751 76,871
Aspen Technology, Inc. *(d) 2,008 355,416
Atlassian Corp., Class A * 11,172 1,649,658
Autodesk, Inc. * 16,622 3,237,799
AvePoint, Inc. *(d) 13,630 59,154
Bentley Systems, Inc., Class B 12,878 548,088
BILL Holdings, Inc. * 7,825 601,038
Black Knight, Inc. * 11,709 639,780
Blackbaud, Inc. * 3,502 242,881
Blackline, Inc. *(d) 4,186 233,202
Blend Labs, Inc., Class A *(d) 19,386 11,478
Box, Inc., Class A * 10,668 282,275
Braze, Inc., Class A * 247 7,262
C3.ai, Inc., Class A *(d) 5,206 92,771
Cadence Design Systems,
Inc. * 20,753 4,346,716
CCC Intelligent Solutions
Holdings, Inc. *(d) 8,868 76,974
Cerence, Inc. * 4,188 107,003
Check Point Software
Technologies Ltd. * 925 117,808
Cipher Mining, Inc. *(d) 251 580
Cleanspark, Inc. * 423 1,654
Clear Secure, Inc., Class A (d) 5,614 135,803
Clearwater Analytics Holdings,
Inc., Class A * 166 2,558
CommVault Systems, Inc. * 3,693 215,191
Confluent, Inc., Class A * 9,818 215,996
Consensus Cloud Solutions,
Inc. *(d) 2,034 75,929
CoreCard Corp. * 39 1,005
Couchbase, Inc. * 1,326 20,367
Crowdstrike Holdings, Inc.,
Class A * 16,568 1,988,988
CS Disco, Inc. * 2,280 13,406
Cvent Holding Corp. *(d) 3,663 30,806
Datadog, Inc., Class A * 20,637 1,390,521
Digimarc Corp. *(d) 499 8,503
Digital Turbine, Inc. *(d) 9,454 110,895
DocuSign, Inc. * 15,384 760,585
Dolby Laboratories, Inc.,
Class A 4,540 379,953
Domo, Inc., Class B * 979 15,547
DoubleVerify Holdings,
Inc. *(d) 6,290 185,052
Dropbox, Inc., Class A *(d) 19,500 396,630
Dynatrace, Inc. * 16,762 708,697
E2open Parent Holdings, Inc. * 10,835 68,152
Ebix, Inc. 1,006 16,358
eGain Corp. * 815 5,982
Elastic NV * 6,365 364,396
Enfusion, Inc., Class A * 118 989
EngageSmart, Inc. * 3,387 58,155
Envestnet, Inc. *(d) 402 25,479
Everbridge, Inc. * 3,885 102,098
EverCommerce, Inc. *(d) 169 2,040
Expensify, Inc., Class A * 1,544 11,719
Fair Isaac Corp. * 1,841 1,340,156

58 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Software
Five9, Inc. * 5,403 350,331
ForgeRock, Inc., Class A * 2,530 50,676
Fortinet, Inc. * 49,333 3,110,446
Freshworks, Inc., Class A * 967 12,919
Gen Digital, Inc. 41,643 735,832
Gitlab, Inc., Class A *(d) 504 15,301
Guidewire Software, Inc. *(d) 6,718 511,844
HashiCorp, Inc., Class A * 453 12,145
HubSpot, Inc. * 3,562 1,499,424
Informatica, Inc., Class A * 3,436 53,121
Instructure Holdings, Inc. *(d) 108 2,865
Intapp, Inc. * 1,341 54,069
InterDigital, Inc. (d) 2,574 174,363
Intuit, Inc. 21,041 9,341,152
Jamf Holding Corp. *(d) 6,370 120,520
JFrog Ltd. * 421 7,818
Latch, Inc. * 655 517
LivePerson, Inc. * 3,624 16,779
LiveRamp Holdings, Inc. * 6,846 164,920
LiveVox Holdings, Inc. * 75 215
Manhattan Associates, Inc. * 4,728 783,335
Marathon Digital Holdings,
Inc. * 11,878 119,611
Matterport, Inc. *(d) 16,145 37,618
MeridianLink, Inc. *(d) 112 1,673
MicroCloud Hologram, Inc. * 61 92
Microsoft Corp. 574,138 176,409,642
MicroStrategy, Inc.,
Class A *(d) 745 244,643
Mitek Systems, Inc. * 4,512 40,698
Model N, Inc. * 2,926 90,121
Momentive Global, Inc. * 13,258 124,493
N-able, Inc. * 5,396 68,799
nCino, Inc. *(d) 6,294 155,651
NCR Corp. *(d) 10,201 227,380
New Relic, Inc. * 4,133 295,386
NextNav, Inc. * 344 743
Nutanix, Inc., Class A * 17,765 426,005
Olo, Inc., Class A * 6,941 47,546
ON24, Inc. * 945 8,221
OneSpan, Inc. * 4,375 64,487
Oracle Corp. 116,739 11,057,518
PagerDuty, Inc. *(d) 6,945 208,767
Palantir Technologies, Inc.,
Class A * 141,237 1,094,587
Palo Alto Networks, Inc. * 22,720 4,145,491
Pegasystems, Inc. 3,431 156,522
Perfect Corp. *(d) 292 1,460
Porch Group, Inc. *(d) 2,546 2,317
PowerSchool Holdings, Inc.,
Class A * 2,569 53,641
Procore Technologies, Inc. * 5,638 301,126
Progress Software Corp. (d) 3,282 180,116
PROS Holdings, Inc. *(d) 2,676 75,918
PTC, Inc. * 8,089 1,017,515
Q2 Holdings, Inc. * 6,024 148,311
Qualtrics International, Inc.,
Class A * 680 12,192
Qualys, Inc. * 2,878 325,041
Rapid7, Inc. *(d) 4,608 223,995
Common Stocks
Shares Value ($)
Software
Rimini Street, Inc. * 1,021 3,819
RingCentral, Inc., Class A * 7,293 200,995
Riot Platforms, Inc. *(d) 13,619 162,883
Roper Technologies, Inc. 8,024 3,649,155
Salesforce, Inc. * 73,665 14,612,926
Samsara, Inc., Class A * 718 12,960
Sapiens International Corp.
NV 4,057 81,667
SecureWorks Corp., Class A * 263 2,385
SEMrush Holdings, Inc.,
Class A *(d) 194 1,874
SentinelOne, Inc., Class A * 15,665 251,737
ServiceNow, Inc. * 15,601 7,167,411
Smartsheet, Inc., Class A * 9,856 402,815
Smith Micro Software, Inc. * 322 374
SolarWinds Corp. * 1,063 9,163
SoundHound AI, Inc. *(d) 727 1,934
SoundThinking, Inc. * 326 9,698
Splunk, Inc. * 12,548 1,082,140
Sprinklr, Inc., Class A * 1,587 18,981
Sprout Social, Inc.,
Class A *(d) 3,777 186,055
SPS Commerce, Inc. * 2,625 386,662
Sumo Logic, Inc. * 8,301 99,612
Synopsys, Inc. * 11,618 4,313,996
Telos Corp. * 1,405 2,388
Tenable Holdings, Inc. * 8,481 313,712
Teradata Corp. * 7,946 307,590
Terawulf, Inc. * 347 618
Tyler Technologies, Inc. *(d) 3,158 1,196,977
UiPath, Inc., Class A * 28,944 407,532
Unity Software, Inc. *(d) 18,662 503,314
Upland Software, Inc. * 1,046 3,839
Varonis Systems, Inc. * 8,789 203,553
Verint Systems, Inc. * 5,816 212,226
Veritone, Inc. *(d) 1,085 5,165
Vertex, Inc., Class A * 240 4,956
Viant Technology, Inc.,
Class A * 763 3,372
VMware, Inc., Class A * 16,288 2,036,489
Weave Communications, Inc. * 229 1,014
WM Technology, Inc. * 466 338
Workday, Inc., Class A * 15,305 2,848,873
Workiva, Inc. * 3,605 336,779
Xperi, Inc. *(d) 1,325 12,574
Yext, Inc. * 10,515 92,322
ZeroFox Holdings, Inc. * 541 521
Zeta Global Holdings Corp.,
Class A *(d) 7,678 74,553
Zoom Video Communications,
Inc., Class A *(d) 18,796 1,154,638
Zscaler, Inc. * 6,645 598,714
Zuora, Inc., Class A * 7,351 57,264
295,907,693
Specialized REITs 0.8%
American Tower Corp. 36,337 7,426,919
Crown Castle, Inc. 32,952 4,056,062
CubeSmart 16,701 759,729
Digital Realty Trust, Inc. 22,039 2,185,167

Nationwide Multi-Cap Portfolio - April 30, 2023 (Unaudited) - Statement of Investments - 59
Common Stocks
Shares Value ($)
Specialized REITs
EPR Properties 6,914 290,111
Equinix, Inc. 7,047 5,102,592
Extra Space Storage, Inc. 10,033 1,525,417
Farmland Partners, Inc. 7,987 83,384
Four Corners Property Trust,
Inc. 5,787 147,626
Gaming and Leisure
Properties, Inc. 18,147 943,644
Gladstone Land Corp. 845 13,613
Iron Mountain, Inc. 23,056 1,273,614
Lamar Advertising Co.,
Class A 6,296 665,361
Life Storage, Inc. 6,309 847,803
National Storage Affiliates
Trust 6,061 233,652
Outfront Media, Inc. 11,114 185,159
PotlatchDeltic Corp. 5,309 245,435
Public Storage 11,809 3,481,648
Rayonier, Inc. 10,899 341,793
Safehold, Inc. 4,261 118,115
SBA Communications Corp. 8,115 2,117,122
Uniti Group, Inc. 12,193 41,700
VICI Properties, Inc. 81,155 2,754,401
Weyerhaeuser Co. 59,934 1,792,626
36,632,693
Specialty Retail 1.7%
1-800-Flowers.com, Inc.,
Class A *(d) 1,267 11,669
Aaron's Co., Inc. (The) 1,277 17,048
Abercrombie & Fitch Co.,
Class A * 3,620 85,215
Academy Sports & Outdoors,
Inc. (d) 5,609 356,284
Advance Auto Parts, Inc. 4,683 587,857
American Eagle Outfitters, Inc. 12,809 171,513
America's Car-Mart, Inc. *(d) 243 19,535
Arhaus, Inc. *(d) 130 1,043
Arko Corp. (d) 3,904 32,637
Asbury Automotive Group,
Inc. *(d) 1,613 312,051
AutoNation, Inc. *(d) 2,480 326,616
AutoZone, Inc. * 1,425 3,795,217
BARK, Inc. *(d) 644 708
Barnes & Noble Education,
Inc. * 217 339
Bath & Body Works, Inc. 17,659 619,831
Bed Bath & Beyond, Inc. * 734 79
Best Buy Co., Inc. 15,312 1,141,050
Big 5 Sporting Goods Corp. (d) 1,629 12,837
Boot Barn Holdings, Inc. * 2,550 184,798
Buckle, Inc. (The) 4,158 139,418
Build-A-Bear Workshop,
Inc. (d) 86 1,995
Burlington Stores, Inc. * 5,012 966,364
Caleres, Inc. (d) 1,509 34,405
Camping World Holdings, Inc.,
Class A (d) 2,962 66,319
CarMax, Inc. *(d) 12,075 845,612
CarParts.com, Inc. * 996 4,721
Common Stocks
Shares Value ($)
Specialty Retail
Carvana Co. *(d) 4,126 28,634
Cato Corp. (The), Class A 930 7,672
Chewy, Inc., Class A *(d) 583 18,079
Chico's FAS, Inc. * 4,876 24,575
Children's Place, Inc. (The) * 292 8,655
Citi Trends, Inc. * 347 5,989
Conn's, Inc. * 678 3,241
Container Store Group, Inc.
(The) * 873 2,698
Designer Brands, Inc.,
Class A (d) 4,216 34,529
Destination XL Group, Inc. * 325 1,427
Dick's Sporting Goods, Inc. 4,080 591,641
Duluth Holdings, Inc.,
Class B * 490 3,067
EVgo, Inc. *(d) 3,818 22,870
Farfetch Ltd., Class A *(d) 2,126 8,568
Five Below, Inc. * 4,235 835,820
Floor & Decor Holdings, Inc.,
Class A *(d) 7,950 789,753
Foot Locker, Inc. (d) 6,199 260,296
Franchise Group, Inc. (d) 2,339 68,416
GameStop Corp., Class A *(d) 20,879 402,756
Gap, Inc. (The) (d) 17,364 166,694
Genesco, Inc. * 486 16,845
Group 1 Automotive, Inc. 978 219,541
GrowGeneration Corp. * 1,959 6,700
Guess?, Inc. (d) 1,712 32,271
Haverty Furniture Cos., Inc. 715 21,550
Hibbett, Inc. 923 50,147
Home Depot, Inc. (The) 77,819 23,387,722
JOANN, Inc. 78 135
Lands' End, Inc. *(d) 444 3,183
Leslie's, Inc. *(d) 15,969 173,264
Lithia Motors, Inc., Class A 2,037 449,953
LL Flooring Holdings, Inc. * 1,181 3,885
Lowe's Cos., Inc. 46,197 9,601,123
Lulu's Fashion Lounge
Holdings, Inc. *(d) 94 212
MarineMax, Inc. * 833 24,257
Monro, Inc. 2,187 106,901
Murphy USA, Inc. (d) 1,434 394,680
National Vision Holdings, Inc. * 7,124 149,889
Nitori Holdings Co. Ltd. 47,500 6,055,280
ODP Corp. (The) * 2,808 121,334
OneWater Marine, Inc.,
Class A *(d) 236 6,230
O'Reilly Automotive, Inc. * 4,711 4,321,447
Overstock.com, Inc. * 2,364 48,131
Penske Automotive Group,
Inc. (d) 1,861 257,897
Petco Health & Wellness Co.,
Inc. * 4,391 43,734
PetMed Express, Inc. (d) 962 14,786
RealReal, Inc. (The) * 2,769 3,101
Rent the Runway, Inc.,
Class A * 289 754
Revolve Group, Inc. *(d) 2,155 44,501
RH * 1,474 376,062
Ross Stores, Inc. 26,236 2,800,168

60 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Specialty Retail
RumbleON, Inc., Class B * 65 442
Sally Beauty Holdings,
Inc. *(d) 10,396 147,935
Shimamura Co. Ltd. 29,100 2,671,822
Shoe Carnival, Inc. 856 19,902
Signet Jewelers Ltd. (d) 3,521 259,075
Sleep Number Corp. * 711 16,033
Sonic Automotive, Inc.,
Class A (d) 841 37,441
Sportsman's Warehouse
Holdings, Inc. * 1,647 10,244
Stitch Fix, Inc., Class A * 2,270 7,741
Tilly's, Inc., Class A * 868 6,519
TJX Cos., Inc. (The) 89,721 7,071,809
Tractor Supply Co. (d) 8,424 2,008,282
TravelCenters of America,
Inc. * 906 78,034
Ulta Beauty, Inc. * 3,901 2,151,128
Upbound Group, Inc. 3,513 93,657
Urban Outfitters, Inc. * 4,174 112,948
Valvoline, Inc. 12,735 439,994
Victoria's Secret & Co. *(d) 6,497 201,472
Vroom, Inc. *(d) 779 630
Warby Parker, Inc.,
Class A *(d) 5,610 59,073
Wayfair, Inc., Class A *(d) 6,254 217,827
Williams-Sonoma, Inc. (d) 5,115 619,120
Winmark Corp. 113 37,733
Zumiez, Inc. * 1,481 25,895
78,050,980
Technology Hardware, Storage & Peripherals 4.4%
Apple, Inc. 1,161,048 197,006,625
Avid Technology, Inc. *(d) 3,262 96,262
Corsair Gaming, Inc. * 4,715 82,135
CPI Card Group, Inc. * 27 1,131
Dell Technologies, Inc.,
Class C 18,004 782,994
Diebold Nixdorf, Inc. *(d) 2,391 1,929
Eastman Kodak Co. * 838 2,757
Hewlett Packard Enterprise
Co. (d) 110,351 1,580,226
HP, Inc. 81,926 2,434,021
Immersion Corp. 1,197 7,888
IonQ, Inc. *(d) 11,005 60,638
NetApp, Inc. (d) 17,026 1,070,765
Pure Storage, Inc., Class A * 22,307 509,269
Quantum Corp. * 613 601
Stratasys Ltd. * 428 6,146
Super Micro Computer,
Inc. *(d) 3,507 369,743
Turtle Beach Corp. * 474 5,152
Western Digital Corp. * 24,932 858,658
Xerox Holdings Corp. 7,937 124,373
205,001,313
Textiles, Apparel & Luxury Goods 0.6%
Allbirds, Inc., Class A *(d) 741 926
Asics Corp. 176,500 4,939,707
Capri Holdings Ltd. * 9,639 400,018
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods
Carter's, Inc. (d) 3,161 220,543
Columbia Sportswear Co. 2,672 223,219
Crocs, Inc. * 4,513 558,123
Deckers Outdoor Corp. * 1,985 951,490
Ermenegildo Zegna NV 4,340 56,116
Fossil Group, Inc. * 1,950 6,552
G-III Apparel Group Ltd. *(d) 1,771 27,805
Hanesbrands, Inc. (d) 31,314 164,085
Kontoor Brands, Inc. 4,120 186,100
Lanvin Group Holdings
Ltd. *(d) 848 4,333
Levi Strauss & Co., Class A (d) 562 8,127
Lululemon Athletica, Inc. * 8,601 3,267,778
Movado Group, Inc. (d) 682 17,473
NIKE, Inc., Class B 92,255 11,690,554
Oxford Industries, Inc. 1,448 149,419
PLBY Group, Inc. * 244 407
PVH Corp. 4,831 414,548
Ralph Lauren Corp. (d) 3,090 354,701
Rocky Brands, Inc. 205 5,990
Skechers USA, Inc., Class A * 10,004 532,113
Steven Madden Ltd. (d) 6,404 224,396
Superior Group of Cos., Inc. 405 3,159
Tapestry, Inc. (d) 18,657 761,392
Under Armour, Inc., Class A * 29,803 256,973
Unifi, Inc. * 612 5,373
Vera Bradley, Inc. * 140 734
VF Corp. 27,576 648,312
Wolverine World Wide, Inc. (d) 4,524 75,732
26,156,198
Tobacco 0.4%
22nd Century Group, Inc. *(d) 8,829 6,272
Altria Group, Inc. 140,373 6,669,121
Philip Morris International, Inc. 119,868 11,983,204
Turning Point Brands, Inc. 401 9,540
Universal Corp. 2,805 153,966
Vector Group Ltd. 9,904 126,177
18,948,280
Trading Companies & Distributors 0.3%
Air Lease Corp. 8,223 330,729
Alta Equipment Group, Inc. 690 9,757
Applied Industrial
Technologies, Inc. 2,915 395,449
Beacon Roofing Supply,
Inc. *(d) 4,139 249,085
BlueLinx Holdings, Inc. * 324 22,699
Boise Cascade Co. 3,110 212,444
Core & Main, Inc., Class A *(d) 5,318 138,587
Custom Truck One Source,
Inc. *(d) 817 5,131
Distribution Solutions Group,
Inc. * 275 12,837
DXP Enterprises, Inc. * 643 16,204
EVI Industries, Inc. * 36 717
Fastenal Co. (d) 46,374 2,496,776
Ferguson plc 7,255 1,021,649
FTAI Aviation Ltd. 2,387 67,910
GATX Corp. (d) 2,582 294,116

Nationwide Multi-Cap Portfolio - April 30, 2023 (Unaudited) - Statement of Investments - 61
Common Stocks
Shares Value ($)
Trading Companies & Distributors
Global Industrial Co. 577 15,377
GMS, Inc. * 2,752 159,781
H&E Equipment Services, Inc. 3,367 122,896
Herc Holdings, Inc. 2,071 207,141
Hudson Technologies, Inc. * 248 1,917
Karat Packaging, Inc. 36 488
McGrath RentCorp 2,809 249,664
MRC Global, Inc. * 3,219 31,353
MSC Industrial Direct Co.,
Inc., Class A 3,649 331,074
NOW, Inc. * 9,399 100,287
Rush Enterprises, Inc.,
Class A 2,915 156,052
SiteOne Landscape Supply,
Inc. *(d) 3,455 510,442
Textainer Group Holdings Ltd. 2,376 83,398
Titan Machinery, Inc. * 773 24,234
Transcat, Inc. * 257 19,607
Triton International Ltd. 4,242 350,686
United Rentals, Inc. 5,368 1,938,438
Univar Solutions, Inc. * 12,418 440,839
Veritiv Corp. 856 98,329
Watsco, Inc. (d) 2,534 877,727
WESCO International, Inc. 3,380 486,720
Willis Lease Finance Corp. * 12 606
WW Grainger, Inc. 3,434 2,388,587
Xometry, Inc., Class A *(d) 1,816 25,224
13,894,957
Water Utilities 0.1%
American States Water Co. (d) 2,935 260,481
American Water Works Co.,
Inc. 14,775 2,190,394
Artesian Resources Corp.,
Class A (d) 303 16,598
California Water Service
Group (d) 4,396 246,528
Essential Utilities, Inc. 17,589 751,050
Global Water Resources, Inc. 434 4,761
Middlesex Water Co. 113 8,247
Pure Cycle Corp. * 795 7,847
SJW Group (d) 2,435 184,865
York Water Co. (The) 3,304 138,900
3,809,671
Wireless Telecommunication Services 0.1%
Gogo, Inc. * 6,248 83,786
KORE Group Holdings,
Inc. *(d) 262 320
Shenandoah
Telecommunications Co. 3,699 76,976
Telephone & Data Systems,
Inc. 9,360 93,600
T-Mobile US, Inc. * 45,795 6,589,900
Common Stocks
Shares Value ($)
Wireless Telecommunication Services
United States Cellular
Corp. *(d) 598 12,702
6,857,284
Total Common Stocks
(cost $2,897,172,865)
3,242,801,627
Corporate Bonds 4.2%
Principal
Amount ($)
Aerospace & Defense 0.1%
Boeing Co. (The) ,
1.43%, 2/4/2024 820,000 796,184
4.88%, 5/1/2025 1,300,000 1,298,544
2.75%, 2/1/2026(d) 400,000 379,129
Northrop Grumman Corp. ,
2.93%, 1/15/2025 1,780,000 1,726,422
Raytheon Technologies Corp. ,
3.15%, 12/15/2024 50,000 48,438
4,248,717
Automobiles 0.1%
Ford Motor Co. ,
3.25%, 2/12/2032 790,000 612,658
General Motors Co. ,
6.13%, 10/1/2025 570,000 580,156
Nissan Motor Acceptance Co.
LLC ,
2.00%, 3/9/2026(a) 50,000 44,063
Nissan Motor Co. Ltd. ,
3.04%, 9/15/2023(a) 1,640,000 1,619,056
2,855,933
Banks 1.2%
Banco Santander SA ,
2.75%, 5/28/2025 800,000 753,895
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.00%),
4.17%, 3/24/2028(e) 800,000 760,595
Bank of America Corp. ,
(ICE LIBOR USD 3
Month + 0.94%), 3.86%,
7/23/2024(e) 620,000 617,306
(SOFR + 1.11%), 3.84%,
4/25/2025(d)(e) 60,000 58,922
(SOFR + 1.15%), 1.32%,
6/19/2026(e) 1,020,000 933,005
(SOFR + 0.96%), 1.73%,
7/22/2027(e) 1,220,000 1,092,997
Bank of Montreal ,
1.85%, 5/1/2025(d) 2,710,000 2,551,926
Bank of Nova Scotia (The) ,
1.30%, 6/11/2025 1,440,000 1,329,832
BNP Paribas SA ,
(ICE LIBOR USD 3
Month + 1.11%), 2.82%,
11/19/2025(a)(e) 3,750,000 3,581,790

62 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc. ,
(SOFR + 1.67%), 1.68%,
5/15/2024(e) 500,000 499,261
(SOFR + 1.37%), 4.14%,
5/24/2025(d)(e) 1,290,000 1,274,219
(SOFR + 2.84%), 3.11%,
4/8/2026(e) 1,070,000 1,029,358
(SOFR + 0.77%), 1.12%,
1/28/2027(e) 750,000 673,735
(SOFR + 0.77%), 1.46%,
6/9/2027(e) 950,000 852,758
Cooperatieve Rabobank UA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.22%),
3.65%, 4/6/2028(a)(e) 2,380,000 2,244,173
Credit Agricole SA ,
(SOFR + 1.68%), 1.91%,
6/16/2026(a)(e) 2,200,000 2,036,488
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.45%),
3.77%, 3/28/2025(a)(e) 1,270,000 1,240,217
DNB Bank ASA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.72%),
1.54%, 5/25/2027(a)(e) 1,470,000 1,311,376
HSBC Holdings plc ,
3.60%, 5/25/2023 5,380,000 5,373,082
(ICE LIBOR USD 3
Month + 1.00%), 5.92%,
5/18/2024(e) 3,140,000 3,140,758
(SOFR + 0.71%), 0.98%,
5/24/2025(d)(e) 200,000 189,204
JPMorgan Chase & Co. ,
(SOFR + 1.46%), 1.51%,
6/1/2024(e) 1,600,000 1,594,585
(SOFR + 1.85%), 2.08%,
4/22/2026(e) 2,790,000 2,628,717
(SOFR + 0.89%), 1.58%,
4/22/2027(e) 750,000 679,535
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.50%),
3.87%, 7/9/2025(e) 720,000 702,708
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.13%),
3.84%, 4/17/2026(e) 340,000 329,026
Morgan Stanley Bank NA ,
4.75%, 4/21/2026 390,000 391,938
Nordea Bank Abp ,
0.63%, 5/24/2024(a) 1,210,000 1,149,672
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Royal Bank of Canada ,
3.38%, 4/14/2025 2,310,000 2,245,824
Santander UK Group Holdings
plc ,
(SOFR + 0.99%), 1.67%,
6/14/2027(e) 650,000 568,972
Sumitomo Mitsui Financial
Group, Inc. ,
(ICE LIBOR USD 3
Month + 0.80%), 6.06%,
10/16/2023(e) 1,430,000 1,432,335
Swedbank AB ,
3.36%, 4/4/2025(a) 1,170,000 1,132,117
Toronto-Dominion Bank (The) ,
0.75%, 6/12/2023 4,060,000 4,038,623
1.15%, 6/12/2025 60,000 55,439
Truist Financial Corp. ,
(SOFR + 0.86%), 1.89%,
6/7/2029(e) 620,000 524,854
US Bancorp ,
1.45%, 5/12/2025 1,090,000 1,011,567
Wells Fargo & Co. ,
(SOFR + 1.60%), 1.67%,
6/2/2024(e) 770,000 767,425
(SOFR + 1.32%), 3.91%,
4/25/2026(e) 700,000 682,583
(SOFR + 2.00%), 2.19%,
4/30/2026(e) 1,430,000 1,347,111
Westpac Banking Corp. ,
1.15%, 6/3/2026 630,000 567,890
53,395,818
Beverages 0.0%
†
Constellation Brands, Inc. ,
3.60%, 5/9/2024 220,000 216,385
5.00%, 2/2/2026 430,000 428,592
PepsiCo, Inc. ,
0.75%, 5/1/2023 740,000 740,000
1,384,977
Biotechnology 0.1%
AbbVie, Inc. ,
2.60%, 11/21/2024 340,000 328,237
3.80%, 3/15/2025 750,000 737,309
2.95%, 11/21/2026 2,130,000 2,021,933
Gilead Sciences, Inc. ,
3.70%, 4/1/2024 500,000 492,964
3,580,443
Broadline Retail 0.1%
Amazon.com, Inc. ,
3.30%, 4/13/2027 290,000 281,894
1.20%, 6/3/2027(d) 1,200,000 1,074,843
eBay, Inc. ,
1.40%, 5/10/2026(d) 760,000 692,416
Prosus NV ,
3.06%, 7/13/2031(a)(d) 1,050,000 827,063
2,876,216

Nationwide Multi-Cap Portfolio - April 30, 2023 (Unaudited) - Statement of Investments - 63
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products 0.0%
†
Carrier Global Corp. ,
2.24%, 2/15/2025 153,000 145,894
Capital Markets 0.3%
Bank of New York Mellon
Corp. (The) ,
1.60%, 4/24/2025 760,000 714,913
Charles Schwab Corp. (The) ,
1.15%, 5/13/2026 910,000 805,661
Credit Suisse AG ,
2.95%, 4/9/2025 3,620,000 3,370,239
Goldman Sachs Group, Inc.
(The) ,
3.50%, 4/1/2025 830,000 806,347
3.75%, 5/22/2025 3,880,000 3,778,176
Morgan Stanley ,
(SOFR + 0.46%), 5.27%,
1/25/2024(e) 1,150,000 1,148,873
(SOFR + 1.16%), 3.62%,
4/17/2025(e) 1,300,000 1,274,457
(SOFR + 1.99%), 2.19%,
4/28/2026(e) 1,480,000 1,393,289
(SOFR + 0.86%), 1.51%,
7/20/2027(e) 680,000 604,201
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.55%),
4.49%, 5/12/2026(a)(e) 330,000 319,832
14,215,988
Chemicals 0.1%
MEGlobal BV ,
2.63%, 4/28/2028(a) 780,000 689,526
OCP SA ,
Reg. S, 4.50%, 10/22/2025 1,130,000 1,096,841
Orbia Advance Corp. SAB de
CV ,
1.88%, 5/11/2026(a) 860,000 778,601
4.00%, 10/4/2027(a) 370,000 347,800
2.88%, 5/11/2031(a) 250,000 203,125
3,115,893
Consumer Finance 0.1%
AerCap Ireland Capital DAC ,
2.45%, 10/29/2026 940,000 842,846
American Express Co. ,
3.38%, 5/3/2024 740,000 726,211
3.95%, 8/1/2025 1,610,000 1,578,704
4.05%, 5/3/2029(d) 130,000 127,299
PACCAR Financial Corp. ,
1.10%, 5/11/2026 430,000 391,155
3,666,215
Diversified Telecommunication Services 0.1%
CCO Holdings LLC ,
4.50%, 8/15/2030(a)(d) 770,000 646,569
Verizon Communications, Inc. ,
2.63%, 8/15/2026 700,000 662,251
2.10%, 3/22/2028 1,700,000 1,519,747
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Verizon Communications, Inc.,
2.36%, 3/15/2032 2,101,000 1,724,792
4,553,359
Electric Utilities 0.2%
Comision Federal de
Electricidad ,
4.75%, 2/23/2027(a) 1,250,000 1,199,375
Pacific Gas and Electric Co. ,
3.25%, 2/16/2024 4,070,000 3,984,025
Perusahaan Listrik Negara PT ,
5.45%, 5/21/2028(a) 880,000 898,991
Southern California Edison
Co. ,
Series E, 3.70%, 8/1/2025 1,360,000 1,331,215
7,413,606
Entertainment 0.0%
†
Warnermedia Holdings, Inc. ,
3.64%, 3/15/2025(a) 700,000 677,519
6.41%, 3/15/2026 210,000 211,811
3.76%, 3/15/2027(a) 670,000 631,413
1,520,743
Financial Services 0.1%
Nationwide Building Society ,
0.55%, 1/22/2024(a) 1,460,000 1,403,897
NTT Finance Corp. ,
1.16%, 4/3/2026(a) 1,510,000 1,375,727
PayPal Holdings, Inc. ,
1.65%, 6/1/2025(d) 2,280,000 2,148,251
Shell International Finance
BV ,
(ICE LIBOR USD 3
Month + 0.40%), 5.27%,
11/13/2023(d)(e) 1,210,000 1,214,249
2.88%, 5/10/2026 280,000 270,239
6,412,363
Food Products 0.0%
†
Mondelez International, Inc. ,
1.50%, 5/4/2025 440,000 412,800
Ground Transportation 0.0%
†
Canadian Pacific Railway Co. ,
1.75%, 12/2/2026 1,360,000 1,241,804
Health Care Equipment & Supplies 0.0%
†
Becton Dickinson & Co. ,
3.36%, 6/6/2024 454,000 446,100
Health Care Providers & Services 0.2%
Cigna Group (The) ,
3.75%, 7/15/2023 12,000 11,956
(ICE LIBOR USD 3
Month + 0.89%), 6.15%,
7/15/2023(e) 5,100,000 5,101,977
3.25%, 4/15/2025 40,000 38,823
CVS Health Corp. ,
3.88%, 7/20/2025(d) 3,060,000 3,010,767

64 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Elevance Health, Inc. ,
4.90%, 2/8/2026 1,020,000 1,018,056
Humana, Inc. ,
4.50%, 4/1/2025 90,000 89,459
UnitedHealth Group, Inc. ,
3.50%, 6/15/2023 120,000 119,755
1.15%, 5/15/2026 300,000 274,832
3.70%, 5/15/2027(d) 780,000 765,434
10,431,059
Hotels, Restaurants & Leisure 0.1%
Las Vegas Sands Corp. ,
2.90%, 6/25/2025 260,000 246,353
3.50%, 8/18/2026 185,000 173,870
McDonald's Corp. ,
3.30%, 7/1/2025 910,000 889,085
1.45%, 9/1/2025(d) 80,000 74,873
3.70%, 1/30/2026 900,000 887,933
2,272,114
Industrial Conglomerates 0.0%
†
3M Co. ,
(ICE LIBOR USD 3
Month + 0.30%), 5.17%,
2/14/2024(e) 1,430,000 1,428,843
Honeywell International, Inc. ,
1.10%, 3/1/2027 500,000 450,302
1,879,145
Insurance 0.1%
American International Group,
Inc. ,
2.50%, 6/30/2025(d) 44,000 41,784
Guardian Life Global Funding ,
1.10%, 6/23/2025(a) 150,000 137,837
MassMutual Global Funding II ,
0.85%, 6/9/2023(a) 1,640,000 1,632,582
4.15%, 8/26/2025(a)(d) 200,000 196,588
New York Life Global Funding ,
0.95%, 6/24/2025(a) 100,000 92,397
Principal Life Global Funding
II ,
1.25%, 6/23/2025(a) 510,000 472,252
2,573,440
Media 0.2%
Charter Communications
Operating LLC ,
(ICE LIBOR USD 3 Month +
1.65%), 6.46%, 2/1/2024(e) 2,510,000 2,520,283
4.91%, 7/23/2025 1,050,000 1,040,171
Comcast Corp. ,
(ICE LIBOR USD 3
Month + 0.63%), 5.89%,
4/15/2024(d)(e) 1,780,000 1,783,333
3.95%, 10/15/2025 1,120,000 1,106,850
4.15%, 10/15/2028 270,000 267,793
CSC Holdings LLC ,
4.13%, 12/1/2030(a) 210,000 150,713
4.50%, 11/15/2031(a) 700,000 490,388
Corporate Bonds
Principal
Amount ($) Value ($)
Media
DISH DBS Corp. ,
5.25%, 12/1/2026(a) 150,000 114,575
5.75%, 12/1/2028(a) 640,000 454,980
Fox Corp. ,
3.05%, 4/7/2025 1,370,000 1,321,271
3.50%, 4/8/2030 130,000 118,033
9,368,390
Metals & Mining 0.1%
Freeport-McMoRan, Inc. ,
4.55%, 11/14/2024 640,000 632,021
Glencore Funding LLC ,
4.13%, 5/30/2023(a) 440,000 439,467
4.13%, 3/12/2024(a) 470,000 462,481
Southern Copper Corp. ,
3.88%, 4/23/2025 940,000 921,439
Vale Overseas Ltd. ,
6.88%, 11/21/2036 130,000 136,031
2,591,439
Oil, Gas & Consumable Fuels 0.6%
Continental Resources, Inc. ,
3.80%, 6/1/2024 450,000 441,347
2.27%, 11/15/2026(a) 270,000 242,021
Coterra Energy, Inc. ,
3.90%, 5/15/2027 440,000 423,451
Devon Energy Corp. ,
5.25%, 9/15/2024 560,000 561,301
5.85%, 12/15/2025 1,810,000 1,842,450
5.25%, 10/15/2027 820,000 818,288
Ecopetrol SA ,
5.38%, 6/26/2026(d) 810,000 767,274
Energy Transfer LP ,
4.50%, 11/1/2023 1,160,000 1,152,878
4.50%, 4/15/2024 360,000 355,924
2.90%, 5/15/2025 1,420,000 1,355,379
Enterprise Products Operating
LLC ,
3.90%, 2/15/2024 520,000 514,388
3.75%, 2/15/2025 640,000 631,847
3.70%, 2/15/2026 60,000 58,873
4.15%, 10/16/2028(d) 590,000 580,813
EQM Midstream Partners LP ,
6.50%, 7/1/2027(a) 900,000 877,508
EQT Corp. ,
6.13%, 2/1/2025(c) 790,000 792,109
3.13%, 5/15/2026(a) 315,000 292,548
3.90%, 10/1/2027 820,000 775,761
5.00%, 1/15/2029 20,000 19,145
Kinder Morgan Energy
Partners LP ,
4.30%, 5/1/2024 1,250,000 1,238,691
Kinder Morgan, Inc. ,
4.30%, 6/1/2025 730,000 721,084
Lukoil Capital DAC ,
Reg. S, 2.80%, 4/26/2027 2,600,000 2,002,000
Lukoil International Finance
BV ,
4.75%, 11/2/2026(a) 1,860,000 1,527,060

Nationwide Multi-Cap Portfolio - April 30, 2023 (Unaudited) - Statement of Investments - 65
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
MPLX LP ,
4.00%, 2/15/2025 80,000 78,398
4.88%, 6/1/2025 720,000 717,459
1.75%, 3/1/2026(d) 850,000 781,885
Occidental Petroleum Corp. ,
3.00%, 2/15/2027 264,000 240,900
Petrobras Global Finance BV ,
5.75%, 2/1/2029 370,000 364,180
Petroleos del Peru SA ,
4.75%, 6/19/2032(a) 1,190,000 887,342
Pioneer Natural Resources
Co. ,
0.55%, 5/15/2023 2,440,000 2,435,927
1.13%, 1/15/2026 2,130,000 1,942,989
Sinopec Group Overseas
Development 2014 Ltd. ,
4.38%, 4/10/2024(a) 860,000 856,268
Transcontinental Gas Pipe
Line Co. LLC ,
7.85%, 2/1/2026 990,000 1,061,614
Western Midstream Operating
LP ,
3.95%, 6/1/2025(d) 410,000 394,854
Williams Cos., Inc. (The) ,
4.30%, 3/4/2024 610,000 604,963
4.55%, 6/24/2024 700,000 694,254
29,053,173
Paper & Forest Products 0.0%
†
Suzano Austria GmbH ,
5.75%, 7/14/2026(a) 1,030,000 1,034,450
Personal Care Products 0.0%
†
Haleon UK Capital plc ,
3.13%, 3/24/2025 540,000 521,570
Kenvue, Inc. ,
5.05%, 3/22/2028(a) 890,000 921,762
1,443,332
Pharmaceuticals 0.1%
AstraZeneca plc ,
(ICE LIBOR USD 3
Month + 0.67%), 5.54%,
8/17/2023(e) 1,896,000 1,897,266
Merck & Co., Inc. ,
1.45%, 6/24/2030 90,000 74,902
Pfizer, Inc. ,
0.80%, 5/28/2025 1,020,000 950,919
Teva Pharmaceutical Finance
Netherlands III BV ,
2.80%, 7/21/2023 260,000 257,926
3.15%, 10/1/2026 200,000 180,716
4.75%, 5/9/2027 500,000 468,268
5.13%, 5/9/2029(d) 300,000 278,288
4,108,285
Professional Services 0.0%
†
Automatic Data Processing,
Inc. ,
1.70%, 5/15/2028 650,000 581,637
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment 0.1%
Broadcom, Inc. ,
3.15%, 11/15/2025 720,000 690,886
3.14%, 11/15/2035(a) 830,000 642,553
Intel Corp. ,
1.60%, 8/12/2028 1,020,000 893,067
5.13%, 2/10/2030 200,000 204,845
Microchip Technology, Inc. ,
0.98%, 9/1/2024 610,000 574,113
NXP BV ,
2.70%, 5/1/2025 1,810,000 1,722,568
Texas Instruments, Inc. ,
1.75%, 5/4/2030 340,000 288,935
TSMC Arizona Corp. ,
1.75%, 10/25/2026 850,000 774,559
5,791,526
Software 0.0%
†
Oracle Corp. ,
2.50%, 4/1/2025 840,000 802,002
4.50%, 5/6/2028 200,000 197,942
999,944
Specialty Retail 0.0%
†
Home Depot, Inc. (The) ,
2.50%, 4/15/2027 10,000 9,471
2.88%, 4/15/2027 160,000 153,280
Lowe's Cos., Inc. ,
2.50%, 4/15/2026 420,000 399,033
1.70%, 9/15/2028 770,000 672,884
1,234,668
Tobacco 0.1%
Altria Group, Inc. ,
2.35%, 5/6/2025 920,000 876,874
4.40%, 2/14/2026 146,000 144,931
2.63%, 9/16/2026 860,000 805,310
BAT International Finance plc ,
1.67%, 3/25/2026 1,060,000 965,131
Philip Morris International,
Inc. ,
1.13%, 5/1/2023 2,420,000 2,420,000
1.50%, 5/1/2025(d) 90,000 84,668
0.88%, 5/1/2026 580,000 522,900
5,819,814
Trading Companies & Distributors 0.0%
†
Air Lease Corp. ,
0.70%, 2/15/2024 750,000 720,253
3.38%, 7/1/2025 90,000 86,243
1.88%, 8/15/2026 490,000 435,432
5.30%, 2/1/2028 260,000 257,260
1,499,188
Transportation Infrastructure 0.0%
†
DP World Crescent Ltd. ,
4.85%, 9/26/2028(a) 950,000 948,375
Wireless Telecommunication Services 0.1%
T-Mobile USA, Inc. ,
3.50%, 4/15/2025 1,290,000 1,255,085

66 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
T-Mobile USA, Inc.,
3.50%, 4/15/2031(d) 840,000 758,842
2,013,927
Total Corporate Bonds
(cost $206,086,414)
195,130,775
Exchange Traded Funds 1.7%
Shares
Debt Funds 0.4%
Vanguard Intermediate-Term
Corporate Bond ETF 233,850 18,836,617
Equity Funds 1.3%
Invesco QQQ Trust(d) 7,699 2,483,390
iShares Core S&P 500 ETF 5,682 2,373,144
iShares Russell 1000 ETF(d) 100,108 22,823,623
SPDR S&P Biotech ETF* 10,472 839,854
Vanguard High Dividend Yield
ETF(d) 68,021 7,267,364
Vanguard Russell 1000(d) 120,874 22,821,011
Vanguard Small-Cap ETF(d) 9,345 1,750,412
60,358,798
Total Exchange Traded Funds
(cost $82,266,420)
79,195,415
Foreign Government Securities 0.1%
Principal
Amount ($)
ARGENTINA 0.0%
†
Argentine Republic,
1.00%, 7/9/2029 33,130 7,785
0.50%, 7/9/2030(c) 788,200 190,915
Provincia de Buenos Aires,
5.25%, 9/1/2037(a)(c) 301,247 93,182
291,882
COLOMBIA 0.0%
†
Republic of Colombia,
3.25%, 4/22/2032 750,000 541,355
MEXICO 0.1%
Mex Bonos Desarr Fix Rt,
8.00%, 11/7/2047 MXN 26,410,000 1,305,510
United Mexican States,
3.50%, 2/12/2034 1,810,000 1,554,483
2,859,993
PANAMA 0.0%
†
Republic of Panama,
3.88%, 3/17/2028 1,000,000 962,026
RUSSIA 0.0%
†
Russian Federation,
6.90%, 5/23/2029^(f) RUB 334,155,000 208,912
7.65%, 4/10/2030^(f) 144,850,000 90,560
Foreign Government Securities
Principal
Amount ($) Value ($)
7.25%, 5/10/2034^(f) RUB 2,250,000 1,407
300,879
SENEGAL 0.0%
†
Republic of Senegal,
Reg. S, 6.25%,
7/30/2024(d) 300,000 287,100
6.25%, 5/23/2033(a) 250,000 196,270
483,370
URUGUAY 0.0%
†
Oriental Republic of Uruguay,
4.38%, 1/23/2031 390,000 393,199
5.75%, 10/28/2034 910,000 1,010,279
1,403,478
Total Foreign Government Securities
(cost $13,702,419)
6,842,983
Master Limited Partnership 0.0%
†
Shares
Oil, Gas & Consumable Fuels 0.0%
†
Magellan Midstream Partners
LP 1,495 83,421
Total Master Limited
Partnership
(cost $82,833) 83,421
Mortgage-Backed Securities 1.1%
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD7521
2.50%, 7/1/2050 1,245,017 1,092,401
Pool# QB4985
2.00%, 11/1/2050 157,502 131,486
Pool# RA3913
2.50%, 11/1/2050 224,705 196,959
Pool# SD7534
2.50%, 2/1/2051 1,003,480 884,546
Pool# RA4532
2.50%, 2/1/2051 446,061 388,855
Pool# SD0781
3.00%, 11/1/2051 684,995 616,282
Pool# QD2260
3.00%, 12/1/2051 85,058 76,595
Pool# QD7333
3.00%, 2/1/2052 93,081 84,003
Pool# SD8209
1.50%, 3/1/2052 1,597,259 1,259,931
Pool# SD1549
3.50%, 4/1/2052 1,442,669 1,341,797
Pool# SD8214
3.50%, 5/1/2052 1,420,880 1,320,432
Pool# SD2549
4.00%, 7/1/2052 99,432 96,006
Pool# SD1807
4.50%, 7/1/2052 685,301 673,549

Nationwide Multi-Cap Portfolio - April 30, 2023 (Unaudited) - Statement of Investments - 67
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# QF3213
4.50%, 11/1/2052 389,313 380,756
Pool# SD2251
4.50%, 11/1/2052 298,479 292,075
Pool# QF4924
6.00%, 12/1/2052 197,534 202,922
Pool# SD2452
6.50%, 2/1/2053 199,481 206,579
Pool# SD2578
6.00%, 3/1/2053 98,849 101,035
Pool# QG1295
5.50%, 4/1/2053 100,000 101,063
FNMA Pool
Pool# AN4927
3.45%, 3/1/2029 19,042 18,386
Pool# AN5386
3.25%, 5/1/2029 19,399 18,520
Pool# AM8700
2.93%, 6/1/2030 18,910 17,770
Pool# BF0301
4.50%, 8/1/2058 311,418 305,980
FNMA UMBS Pool
Pool# FS1248
3.00%, 2/1/2047 1,127,533 1,038,316
Pool# CA2472
4.00%, 10/1/2048 177,491 171,868
Pool# CA5371
4.00%, 3/1/2050 173,171 166,968
Pool# BK2620
2.50%, 6/1/2050 64,277 56,133
Pool# BQ3331
2.00%, 8/1/2050 156,296 130,720
Pool# BQ4926
2.00%, 10/1/2050 227,219 189,735
Pool# CA7257
2.50%, 10/1/2050 154,828 135,690
Pool# FM5313
2.50%, 10/1/2050 83,392 72,715
Pool# CA9220
2.00%, 2/1/2051 762,455 635,945
Pool# BR4052
2.00%, 2/1/2051 160,487 133,910
Pool# CA8955
2.50%, 2/1/2051 428,743 375,529
Pool# FS1631
2.50%, 2/1/2051 274,302 237,953
Pool# FM9413
4.00%, 11/1/2051 72,113 69,148
Pool# BU2591
2.00%, 12/1/2051 374,108 311,365
Pool# FS1107
2.50%, 12/1/2051 265,389 231,812
Pool# FS0439
2.50%, 1/1/2052 364,832 317,737
Pool# CB2664
3.00%, 1/1/2052 924,257 831,902
Pool# FS0551
2.50%, 2/1/2052 91,708 80,182
Pool# FS4314
2.00%, 3/1/2052 99,354 82,919
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FS0736
2.50%, 3/1/2052 91,437 79,829
Pool# FS0957
3.00%, 3/1/2052 743,022 667,588
Pool# CB3282
3.50%, 4/1/2052 1,204,698 1,120,312
Pool# FS2707
3.50%, 4/1/2052 1,146,324 1,066,023
Pool# CB3880
5.00%, 6/1/2052 92,944 93,288
Pool# BW0048
5.00%, 7/1/2052 189,483 189,111
Pool# CB4418
5.50%, 8/1/2052 86,188 87,020
Pool# BX2186
4.50%, 11/1/2052 495,301 484,452
Pool# FS3977
4.50%, 11/1/2052 395,980 387,622
Pool# FS3813
4.50%, 11/1/2052 295,659 289,315
Pool# CB5156
6.50%, 11/1/2052 96,805 101,139
Pool# CB5892
4.50%, 3/1/2053 98,713 96,537
Pool# CB6030
4.50%, 4/1/2053 399,629 390,979
Pool# FS4454
6.00%, 4/1/2053 100,000 102,175
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 5/25/2053 6,300,000 5,240,936
3.00%, 5/25/2053 2,700,000 2,425,148
4.00%, 5/25/2053 3,100,000 2,963,164
5.00%, 5/25/2053 1,400,000 1,391,961
5.50%, 5/25/2053 600,000 604,922
GNMA I Pool Pool# 783669 ,
3.00%, 9/15/2042 51,244
48,030
GNMA II Pool
Pool# 784106
3.50%, 1/20/2046 81,126 77,430
Pool# MA5194
5.00%, 5/20/2048 121,080 122,315
Pool# 784985
3.50%, 9/20/2048 50,415 47,724
Pool# MA5597
5.00%, 11/20/2048 263,450 266,240
Pool# MA5878
5.00%, 4/20/2049 170,188 171,378
Pool# BS1728
4.00%, 1/20/2050 41,463 40,906
Pool# BM7534
3.50%, 2/20/2050 60,735 57,001
Pool# BS1742
4.00%, 2/20/2050 34,153 33,614
Pool# BS1757
4.00%, 3/20/2050 29,915 29,512
Pool# BS8420
4.00%, 4/20/2050 137,117 132,836
Pool# BT1888
2.50%, 12/20/2050 245,624 216,987

68 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# BS8546
2.50%, 12/20/2050 148,031 128,163
Pool# MA7192
2.00%, 2/20/2051 982,923 843,992
Pool# CD8312
2.50%, 5/20/2051 159,067 138,157
Pool# MA7368
3.00%, 5/20/2051 346,395 317,654
Pool# MA7471
2.00%, 7/20/2051 252,754 217,031
Pool# MA7590
3.00%, 9/20/2051 3,184,998 2,916,838
Pool# MA7648
2.00%, 10/20/2051 88,993 76,314
Pool# MA7649
2.50%, 10/20/2051 1,319,370 1,166,316
Pool# 786082
3.00%, 11/20/2051 92,689 84,938
Pool# BZ4383
3.00%, 1/20/2052 135,273 122,078
Pool# 785944
3.00%, 2/20/2052 464,263 425,016
Pool# 786107
3.00%, 3/20/2052 90,493 82,918
Pool# 786077
3.00%, 3/20/2052 89,317 81,619
Pool# MA7989
3.50%, 4/20/2052 2,004,479 1,881,241
Pool# MA8197
2.50%, 8/20/2052 663,371 586,254
Pool# MA8429
5.50%, 11/20/2052 494,506 497,958
Pool# MA8487
3.50%, 12/20/2052 197,340 185,207
Pool# 786474
5.00%, 1/20/2053 99,014 99,956
Pool# MA8642
2.50%, 2/20/2053 1,382,223 1,221,265
Pool# 786544
5.00%, 2/20/2053 697,540 701,819
GNMA TBA
4.00%, 5/15/2053 1,400,000 1,346,023
4.50%, 5/15/2053 1,700,000 1,667,859
Total Mortgage-Backed Securities
(cost $49,295,353)
48,892,585
Purchased Options 0.1%
Number of
Contracts Value ($)
Put Options 0.0%
†
Equity Options 0.0%
†
SPDR S&P 500 ETF Trust
6/16/2023 at USD 400.00,
American Style, Notional
Amount: USD 29,640,000
JPMorgan Chase Bank NA * 29,640,000 278,224
278 , 224
Future Interest Rate Options 0.0%
†
3 Month SOFR 12/15/2023
at USD 95.88, American
Style, Notional Amount:
USD 20,500,000 Exchange
Traded* 82 33,312
3 Month SOFR 12/15/2023
at USD 96.00, American
Style, Notional Amount:
USD 48,000,000 Exchange
Traded* 192 91,200
0
124 , 512
402,736
Call Options 0.1%
Future Interest Rate Options 0.1%
3 Month Eurodollar 6/20/2023
at USD 95.88, American
Style, Notional Amount:
USD 9,750,000 Exchange
Traded* 39 2,925
3 Month SOFR 6/14/2024
at USD 95.13, American
Style, Notional Amount:
USD 7,250,000 Exchange
Traded* 29 112,919
3 Month SOFR 9/13/2024
at USD 95.38, American
Style, Notional Amount:
USD 3,000,000 Exchange
Traded* 12 49,575
3 Month SOFR 6/14/2024
at USD 95.38, American
Style, Notional Amount:
USD 3,000,000 Exchange
Traded* 12 41,100
3 Month SOFR 9/12/2025
at USD 96.63, American
Style, Notional Amount:
USD 8,250,000 Exchange
Traded* 33 94,256
3 Month SOFR 6/13/2025
at USD 96.63, American
Style, Notional Amount:
USD 8,750,000 Exchange
Traded* 35 97,125
3 Month SOFR 3/14/2025
at USD 96.50, American
Style, Notional Amount:
USD 8,750,000 Exchange
Traded* 35 99,531

Nationwide Multi-Cap Portfolio - April 30, 2023 (Unaudited) - Statement of Investments - 69
Purchased Options
Number of
Contracts Value ($)
Call Options
Future Interest Rate Options
3 Month SOFR 3/14/2025
at USD 97.25, American
Style, Notional Amount:
USD 31,250,000 Exchange
Traded* 125 227,344
3 Month SOFR 12/13/2024
at USD 97.25, American
Style, Notional Amount:
USD 34,750,000 Exchange
Traded* 139 231,956
3 Month SOFR 12/13/2024
at USD 96.25, American
Style, Notional Amount:
USD 8,250,000 Exchange
Traded* 33 100,031
3 Month SOFR 9/13/2024
at USD 95.25, American
Style, Notional Amount:
USD 6,500,000 Exchange
Traded* 26 113,588
3 Month SOFR 9/13/2024
at USD 96.00, American
Style, Notional Amount:
USD 8,250,000 Exchange
Traded* 33 100,650
3 Month SOFR 9/13/2024
at USD 97.25, American
Style, Notional Amount:
USD 20,500,000 Exchange
Traded* 82 116,850
3 Month SOFR 6/14/2024
at USD 97.25, American
Style, Notional Amount:
USD 13,750,000 Exchange
Traded* 55 59,125
3 Month SOFR 6/14/2024
at USD 97.75, American
Style, Notional Amount:
USD 32,000,000 Exchange
Traded* 128 96,000
3 Month SOFR 3/15/2024
at USD 97.75, American
Style, Notional Amount:
USD 36,250,000 Exchange
Traded* 145 72,500
3 Month SOFR 3/15/2024
at USD 95.38, American
Style, Notional Amount:
USD 3,000,000 Exchange
Traded* 12 29,475
3 Month SOFR 3/15/2024
at USD 95.00, American
Style, Notional Amount:
USD 13,000,000 Exchange
Traded* 52 159,900
Purchased Options
Number of
Contracts Value ($)
Call Options
Future Interest Rate Options
3 Month SOFR 9/15/2023
at USD 97.25, American
Style, Notional Amount:
USD 12,000,000 Exchange
Traded* 48 7,200
3 Month SOFR 12/15/2023
at USD 97.50, American
Style, Notional Amount:
USD 26,000,000 Exchange
Traded* 104 37,700
0
1,849,750
Total Purchased Options
(cost $2,975,408) 2,252,486
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Achillion Pharmaceuticals,
Inc., CVR*^∞ 5,788 2,662
Akouos, Inc., CVR*^∞(d) 134 0
Albireo Pharma, Inc., CVR*^∞ 131 0
CONTRA ADURO BIOTECH I,
CVR*^∞ 429 0
Oncternal Therapeutics, Inc.,
CVR*^∞ 31 32
Progenics Pharmaceuticals,
Inc., CVR*^∞ 3,700 0
Radius Health, Inc., CVR*^∞ 294 24
2,718
Financial Services 0.0%
†
Contra Costa County Board of
Education, CVR*^∞ 289 0
Health Care Equipment & Supplies 0.0%
†
ABIOMED, Inc., CVR*^∞ 2,271 0
IT Services 0.0%
†
Flexion Inc*^∞ 1,208 0
Pharmaceuticals 0.0%
†
CinCor Pharma, Inc., CVR*^∞ 103 0
Total Rights
(cost $15,836) 2,718
U.S. Government Agency Security 0.0%
†
Principal
Amount ($)
FFCB, 3.38%, 8/26/2024 1,860,000 1,836,298
Total U.S. Government Agency Security
(cost $1,857,921)
1,836,298
U.S. Treasury Obligations 1.3%
U.S. Treasury Bonds
1.13%, 8/15/2040 1,350,000 897,223
1.38%, 11/15/2040 1,660,000 1,148,966

70 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
4.00%, 11/15/2042 6,960,000 7,168,800
1.25%, 5/15/2050 1,890,000 1,101,737
1.38%, 8/15/2050 3,720,000 2,237,958
1.63%, 11/15/2050 2,320,500 1,491,374
2.38%, 5/15/2051 690,000 530,572
1.88%, 11/15/2051 9,066,700 6,177,398
2.25%, 2/15/2052 5,511,000 4,112,369
2.88%, 5/15/2052 3,880,000 3,320,128
3.00%, 8/15/2052 1,820,000 1,598,756
4.00%, 11/15/2052 1,680,000 1,783,688
3.63%, 2/15/2053 2,620,000 2,597,894
U.S. Treasury Inflation Linked
Notes, 1.13%, 1/15/2033 (g) 5,260,000 5,260,666
U.S. Treasury Notes
4.00%, 2/29/2028 (d) 690,000 705,201
2.75%, 5/31/2029 6,109,400 5,852,376
3.25%, 6/30/2029 4,860,000 4,786,151
2.63%, 7/31/2029 2,530,000 2,404,192
4.00%, 10/31/2029 4,530,000 4,658,291
Total U.S. Treasury Obligations
(cost $64,528,772)
57,833,740
Preferred Stock 0.0%
†
Shares
Entertainment 0.0%
†
AMC Entertainment Holdings,
Inc. (Preference), 0.00%,
*(h) 59,239 88,858
Total Preferred Stock
(cost $154,678)
88,858
Short-Term Investments 9.4%
Principal
Amount ($)
Commercial Paper 9.2%
Aes Corp. (The), 5.71%,
5/1/2023 27,250,000 27,237,240
American Honda Finance
Corp., 5.14%, 5/8/2023 20,500,000 20,469,988
BAT International Finance plc,
5.50%, 5/22/2023 7,800,000 7,772,996
Brookfield Infrastructure
Holdings Canada, Inc.,
5.99%, 5/18/2023 17,750,000 17,692,170
Credit Agricole Corporate and
Investment Bank, 4.76%,
5/1/2023 37,800,000 37,784,927
Electricite de France SA,
5.51%, 6/26/2023 28,950,000 28,695,216
Engie SA, 5.01%, 5/24/2023 4,500,000 4,483,435
Fidelity National Information
5.27%, 5/8/2023 30,000,000 29,954,700
5.31%, 5/15/2023(a) 5,500,000 5,486,954
Short-Term Investments
Principal
Amount ($) Value ($)
Commercial Paper
Harley-Davidson Financial
Services, Inc., 5.53%,
5/4/2023(a) 21,450,000 21,431,664
Nutrien Ltd., 5.34%,
6/22/2023(a) 34,400,000 34,122,402
Oglethorpe Pwr Corp, 5.32%,
5/24/2023 5,800,000 5,777,133
Oracle Corp., 5.59%,
5/5/2023 17,750,000 17,731,913
Parker-Hannifin Corp., 5.07%,
6/1/2023 24,250,000 24,131,799
Rogers Communications, Inc.,
5.62%, 5/25/2023 37,500,000 37,353,159
Southern California Edison
Co., 5.65%, 6/26/2023(a) 9,250,000 9,166,333
Sumitomo Mitsui Trust Bank
Ltd., 4.87%, 5/8/2023(a) 9,900,000 9,886,751
Targa Resources Corp.,
5.84%, 5/5/2023(a) 30,500,000 30,471,949
Walgreens Boots Alliance, Inc.
5.77%, 5/4/2023(a) 10,858,000 10,847,994
5.73%, 5/24/2023(a) 8,450,000 8,416,093
White Plains Capital Co. LLC,
5.50%, 6/16/2023(a) 36,750,000 36,484,990
425,399,806
U.S. Government Agency Securities 0.2%
FHLB
4.76%, 5/4/2023 1,170,000 1,169,557
4.98%, 7/28/2023 3,350,000 3,310,746
4.98%, 9/20/2023 2,280,000 2,237,003
5.16%, 10/19/2023 2,340,000 2,287,325
Total U.S. Government Agency Securities
(cost $8,999,788)
9,004,631
Total Short-Term Investments
(cost $434,562,897)
434,404,437
Repurchase Agreements 0.5%
CF Secured, LLC
4.77%, dated 4/28/2023,
due 5/1/2023, repurchase
price $16,919,266,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
5/15/2023 - 2/15/2053;
total market value
$17,257,653. (i)(j) 16,912,543 16,912,543

Nationwide Multi-Cap Portfolio - April 30, 2023 (Unaudited) - Statement of Investments - 71
Repurchase Agreements
Principal
Amount ($) Value ($)
Goldman Sachs & Co.
4.74%, dated 4/28/2023,
due 5/1/2023, repurchase
price $4,501,178,
collateralized by U.S.
Government Treasury
Securities, 0.38%,
maturing 9/30/2027; total
market value $5,280,000.
(k) 4,500,000 4,500,000
Total Repurchase Agreements
(cost $21,412,543)
21,412,543
Total Investments
(cost $3,923,852,280) — 91.9%
4,230,839,821
Other assets in excess of
liabilities — 8.1% 372,920,787
NET ASSETS — 100.0%
$ 4,603,760,608
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2023 was
$315,526,772 which represents 6.85% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of April 30, 2023.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of April 30, 2023.
(d) The security or a portion of this security is on loan as of April
30, 2023. The total value of securities on loan as of April 30,
2023 was $183,749,605, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $16,912,543 and by $169,553,456 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates ranging
from 5/25/2023 – 11/15/2052, a total value of $186,465,999.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2023.
(f) Security in default.
(g) Principal amounts are not adjusted for inflation.
(h) The date shown reflects the next call date on which the
issuer may redeem the security at par value. The coupon
rate for this security is based on par value and is currently in effect as of April 30, 2023.
(i) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2023 was $16,912,543.
(j) Please refer to Note 2 for additional information on the joint repurchase agreement.
(k) Please refer to Note 2 for additional information on the repurchase agreement.

72 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
CDO Collateralized Debt Obligations
CLO Collateralized Loan Obligations
CVR Contingent Value Rights
ETF Exchange Traded Fund
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GP General Partnership
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
CAD Canadian Dollar
CHF Switzerland Franc
EUR Euro
GBP British Pound
JPY Japanese Yen
NOK Norwegian Krone
RUB Russia Ruble
USD United States Dollar

Nationwide Multi-Cap Portfolio - April 30, 2023 (Unaudited) - Statement of Investments - 73
Centrally Cleared Credit default swap contracts outstanding - sell protection as of April 30, 2023
1
:
Reference
Obligation/Index
Financing
Rate
Received
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
40-V1 5.00 Quarterly 6/20/2028 4.64 USD 8,435,000 (33,986) 201,455 167,469
Markit CDX
North American
Investment Grade
Index Series
40-V1 1.00 Quarterly 6/20/2028 0.75 USD 27,229,000 161,251 175,805 337,056
Total unrealized depreciation 127,265 377,260 504,525
1 The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)
under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

74 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Centrally Cleared Interest rate swap contracts outstanding as of April 30, 2023 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 Day SOFR annually 2.00% annually Rec 3/18/2032 USD 2,466,000 17,752 213,417 231,169
1 Day SOFR annually 2.51% annually Rec 2/15/2048 USD 3,258,000 57,859 270,932 328,791
1 Day SOFR annually 2.60% annually Rec 10/14/2027 USD 4,963,000 77,690 129,055 206,745
1 Day SOFR annually 2.60% annually Rec 2/15/2048 USD 6,895,000 467,648 120,491 588,139
1 Day SOFR annually 2.85% annually Rec 2/15/2029 USD 16,831,000 (72,812) 519,221 446,409
1 Day SOFR annually 3.27% annually Rec 4/30/2029 USD 1,143,000 (40,354) 46,559 6,205
Total unrealized appreciation 507,783 1,299,675 1,807,458
1 Day SOFR annually 2.77% annually Pay 10/14/2024 USD 11,959,000 (58,629) (324,145) (382,774)
1 Day SOFR annually 3.15% annually Rec 5/15/2048 USD 9,046,000 76 (117,283) (117,207)
1 Day SOFR annually 3.85% annually Rec 6/30/2029 USD 305,000 363 (9,539) (9,176)
Total unrealized depreciation (58,190) (450,967) (509,157)
Net unrealized appreciation 449,593 848,708 1,298,301
– – –
Abbreviation :
SOFR Secured Overnight Financing Rate
Currency:
USD United States dollar
OTC Total return swap contracts outstanding as of April 30, 2023 :
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($) *
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Albertsons Cos
Inc
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 601,338 — 8,898 8,898
Globus Medical
Inc
Decreases in
total return
of reference
entity
1 Day USD
SOFR -
0.15% and
increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2024 USD 2,309,297 — 36,733 36,733
Heska Corp 1 Day USD
SOFR +
0.32%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2024 USD 856,951 — 1,480 1,480
Radius Global
Infrastructure
Inc
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 991,555 — 924 924

Nationwide Multi-Cap Portfolio - April 30, 2023 (Unaudited) - Statement of Investments - 75
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Russell 1000
Index
1 Day USD
Federal
Funds +
0.19%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Bank of
America NA
10/3/2023 USD 427,253,203 — 3,816,164 3,816,164
Russell 1000
Index
1 Day USD
Federal
Funds +
0.23%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Bank of
America NA
10/3/2023 USD 3,652,809 — 41,081 41,081
Russell 3000
Index
1 Day USD
SOFR +
0.18%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Goldman
Sachs
7/21/2023 USD 392,944,739 — 236,094 236,094
Russell 3000
Index
1 Day USD
SOFR +
0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
8/25/2023 USD 109,000,705 — 613,417 613,417
Russell 3000
Index
1 Day USD
SOFR +
0.27%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Bank of
America NA
11/10/2023 USD 462,259,063 — 4,870,521 4,870,521
SPDR S&P
Biotech ETF
Decreases in
total return
of reference
entity
1 Day USD
SOFR -
2.78% and
increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2024 USD 359,926 — 3,744 3,744
Spirit Airlines
Inc
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 572,338 — 513 513
TEGNA Inc 1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 1,146,162 — 2,709 2,709
Tower
Semiconductor
Ltd
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 911,932 — 2,869 2,869
Total unrealized appreciation — 9,635,147 9,635,147

76 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Activision
Blizzard Inc
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 1,181,550 — (95,226) (95,226)
Aerojet
Rocketdyne
Holdings Inc
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 867,518 — (1,976) (1,976)
BELLUS Health
Inc
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 277,384 — (306) (306)
Black Knight
Inc
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 778,821 — (27,785) (27,785)
Consumer
Staples Select
Sector SPDR
Fund
Decreases in
total return
of reference
entity
1 Day USD
SOFR +
0.15% and
increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2024 USD 606,410 — (13,598) (13,598)
Cytek
Biosciences Inc
Decreases in
total return
of reference
entity
1 Day USD
SOFR -
0.15% and
increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 815,914 — (43,479) (43,479)
Diversey
Holdings Ltd
1 Day USD
SOFR +
0.10%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2024 USD 566,657 — (3,358) (3,358)
First Horizon
Corp
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 1,095,074 — (60,292) (60,292)
Focus Financial
Partners Inc
1 Day USD
SOFR +
0.32%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2024 USD 857,574 — (45) (45)

Nationwide Multi-Cap Portfolio - April 30, 2023 (Unaudited) - Statement of Investments - 77
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
ForgeRock Inc 1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 1,240,882 — (43,338) (43,338)
Horizon
Therapeutics
Plc
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 2,025,596 — (17,690) (17,690)
iRobot Corp 1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 794,304 — (40,672) (40,672)
MoneyGram
International
Inc
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 2,045,162 — (51,290) (51,290)
NuVasive Inc 1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 2,304,076 — (61,217) (61,217)
PNM
Resources Inc
1 Day USD
SOFR +
0.32%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2024 USD 1,397,544 — (15,062) (15,062)
PNM
Resources Inc
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 1,404,514 — (23,789) (23,789)
Prometheus
Biosciences Inc
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 565,464 — (335) (335)
Russell 1000
Index
Decreases in
total return
of reference
entity
1 Day USD
Federal
Funds +
0.23% and
increases in
total return
of reference
entity
Monthly Bank of
America NA
10/3/2023 USD 2,314,375 — (16,077) (16,077)

78 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
S&P Global,
Inc.
Decreases in
total return
of reference
entity
1 Day USD
SOFR +
0.25% and
increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
8/25/2023 USD 109,892,558 — (850,654) (850,654)
Seagen, Inc. 1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 568,292 — (2,292) (2,292)
Seagen, Inc. 1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 581,510 — (16,037) (16,037)
VMware Inc 1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 1,273,791 — (12,081) (12,081)
Total unrealized depreciation — (1,396,599) (1,396,599)
Net unrealized appreciation — 8,238,548 8,238,548
* There are no upfront payments (receipts) on the swap contracts listed above.
As of April 30, 2023, the Fund had $23,052,845 segregated as collateral for swap contracts.
Abbreviation :
SOFR Secured Overnight Financing Rate
Currency:
USD United States dollar

Nationwide Multi-Cap Portfolio - April 30, 2023 (Unaudited) - Statement of Investments - 79
Forward Foreign Currency Contracts outstanding as of April 30, 2023:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 125,775,205 JPY 16,934,000,000 Morgan Stanley Co., Inc. 6/21/2023 507,989
USD 4,615,206 JPY 608,458,097 Goldman Sachs Bank USA 7/18/2023 95,414
Total unrealized appreciation 603,403
JPY 516,000,000 USD 3,911,211 Morgan Stanley Co., Inc. 6/21/2023 (94,163)
CAD 1,815,310 USD 1,349,454 Goldman Sachs Bank USA 7/18/2023 (7,496)
JPY 911,596,277 USD 7,056,300 Goldman Sachs Bank USA 7/18/2023 (284,715)
USD 631,822 EUR 576,000 Bank of America NA 7/18/2023 (5,663)
Total unrealized depreciation (392,037)
Net unrealized appreciation 211,366
Currency:
CAD Canadian dollar
EUR Euro
JPY Japanese yen
USD United States dollar

80 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Futures contracts outstanding as of April 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
30 Day Federal Funds 73 5/2023 USD 28,889,018 (4,704)
EURO STOXX 50 Index 71 6/2023 EUR 3,379,748 153,901
Euro-Bobl 21 6/2023 EUR 2,729,814 64,706
NASDAQ 100 E-Mini Index 84 6/2023 USD 22,378,020 1,162,022
Russell 2000 E-Mini Index 35 6/2023 USD 3,105,900 29,202
Russell 2000 E-Mini Index 65 6/2023 USD 5,768,100 (40,621)
Russell 2000 E-Mini Index 353 6/2023 USD 31,325,220 (1,214,951)
Russell 2000 Micro E-Mini Index 61 6/2023 USD 541,314 4,593
S&P 500 E-Mini Index 294 6/2023 USD 61,570,951 1,589,329
S&P 500 Micro E-Mini Index 195 6/2023 USD 4,083,788 290,121
S&P 500 Micro E-Mini Index 1,284 6/2023 USD 26,890,170 327,623
TOPIX Index 49 6/2023 JPY 7,401,519 125,066
U.S. Treasury 2 Year Note 45 6/2023 USD 9,277,383 36,563
U.S. Treasury 5 Year Note 178 6/2023 USD 19,534,109 428,135
U.S. Treasury 10 Year Note 259 6/2023 USD 29,837,609 176,215
U.S. Treasury 10 Year Note 1,215 6/2023 USD 139,856,594 (656,561)
U.S. Treasury Long Bond 90 6/2023 USD 11,849,063 166,772
U.S. Treasury Ultra Bond 69 6/2023 USD 9,757,031 225,750
3 Month SOFR 45 3/2026 USD 10,929,375 85,968
Total long contracts 2,949,129
Short Contracts
TOPIX Index (763) 6/2023 JPY (115,252,229) (3,536,287)
U.S. Treasury 2 Year Note (476) 6/2023 USD (98,134,094) (993,902)
U.S. Treasury 5 Year Note (1,801) 6/2023 USD (197,645,681) (4,050,491)
U.S. Treasury 10 Year Ultra Note (348) 6/2023 USD (42,265,687) (1,530,629)
U.S. Treasury Long Bond (246) 6/2023 USD (32,387,437) (1,538,259)
3 Month SOFR (151) 12/2023 USD (35,921,012) 60,853
3 Month SOFR (297) 3/2024 USD (70,945,875) 602,946
Total short contracts (10,985,769)
Net contracts (8,036,640)
As of April 30, 2023, the Fund had $15,945,703 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
EUR Euro
JPY Japanese Yen
USD United States Dollar

Nationwide Multi-Cap Portfolio - April 30, 2023 (Unaudited) - Statement of Investments - 81
Written Put Options Contracts as of April 30, 2023 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
3 Month SOFR Exchange Traded 109 USD 27,250,000 USD 95.25 12/15/2023 (19,756)
3 Month SOFR Exchange Traded 385 USD 96,250,000 USD 95.38 12/15/2023 (81,813)
SPDR S&P 500 ETF Trust
JPMorgan Chase
Bank NA 741 USD 28,158,000 USD 380.00 6/16/2023 (133,713)
Total written put options contracts (235,282)
Total Written Options Contracts (Premiums Received ($571,593)) (235,282)
Currency:
USD United States dollar
The accompanying notes are an integral part of these financial statements.

82 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Common Stocks 97.5%
Shares Value ($)
Aerospace & Defense 0.4%
Textron, Inc. 26,484 1,772,839
Air Freight & Logistics 1.1%
CH Robinson Worldwide, Inc. 7,762 782,953
FedEx Corp. 19,830 4,516,877
5,299,830
Automobile Components 0.8%
Lear Corp. 29,916 3,819,077
Automobiles 2.5%
Ford Motor Co. 432,644 5,139,811
General Motors Co. 228,780 7,558,891
12,698,702
Banks 1.7%
Comerica, Inc. 60,143 2,608,402
KeyCorp 388,283 4,372,066
Zions Bancorp NA 57,052 1,589,469
8,569,937
Beverages 1.4%
Monster Beverage Corp.* 128,068 7,171,808
Biotechnology 3.6%
Exelixis , Inc.* 198,207 3,627,188
Incyte Corp.* 56,019 4,168,374
Ionis Pharmaceuticals, Inc.* 25,393 898,150
Mirati Therapeutics, Inc.* 12,525 554,983
Neurocrine Biosciences, Inc.* 33,527 3,387,568
Ultragenyx Pharmaceutical,
Inc.* 26,552 1,159,526
Vertex Pharmaceuticals, Inc.* 12,466 4,247,540
18,043,329
Broadline Retail 0.9%
Amazon.com, Inc.* 33,984 3,583,613
Kohl's Corp. 46,700 1,028,801
4,612,414
Building Products 1.6%
Trane Technologies plc 44,544 8,276,721
Capital Markets 2.8%
Charles Schwab Corp. (The) 105,797 5,526,835
Evercore , Inc., Class A 7,690 877,198
FactSet Research Systems,
Inc. 10,845 4,464,778
Interactive Brokers Group,
Inc., Class A 39,357 3,063,943
13,932,754
Chemicals 4.6%
Corteva , Inc. 136,047 8,315,193
Dow, Inc. 100,533 5,468,995
Eastman Chemical Co. 27,676 2,332,256
FMC Corp. 25,736 3,180,455
Huntsman Corp. 131,300 3,517,527
22,814,426
Communications Equipment 1.2%
F5, Inc.* 14,071 1,890,580
Juniper Networks, Inc. 133,840 4,035,276
5,925,856
Construction & Engineering 0.7%
AECOM 31,517 2,617,487
Common Stocks
Shares Value ($)
Construction & Engineering
Fluor Corp.* 31,384 912,019
3,529,506
Consumer Finance 1.4%
SLM Corp. 145,059 2,178,786
Synchrony Financial 163,905 4,836,837
7,015,623
Consumer Staples Distribution & Retail 1.9%
Target Corp. 59,426 9,374,451
Containers & Packaging 0.3%
Sealed Air Corp. 28,064 1,346,791
Electric Utilities 2.0%
Constellation Energy Corp. 16,155 1,250,397
NRG Energy, Inc. 123,969 4,236,021
Pinnacle West Capital Corp. 60,659 4,759,305
10,245,723
Entertainment 1.0%
Live Nation Entertainment,
Inc.* 74,485 5,048,593
Financial Services 3.8%
Fidelity National Information
Services, Inc. 117,150 6,879,048
Mastercard , Inc., Class A 31,985 12,155,260
19,034,308
Food Products 1.0%
Lamb Weston Holdings, Inc. 47,124 5,268,934
Ground Transportation 0.6%
Landstar System, Inc. 3,448 606,951
Lyft, Inc., Class A* 236,534 2,424,474
3,031,425
Health Care Equipment & Supplies 0.1%
Tandem Diabetes Care, Inc.* 11,358 449,550
Health Care Providers & Services 6.5%
Cigna Group (The) 28,407 7,195,209
DaVita, Inc.* 58,593 5,294,463
Elevance Health, Inc. 1,541 722,190
Guardant Health, Inc.* 51,805 1,168,721
HCA Healthcare, Inc. 35,997 10,343,018
McKesson Corp. 4,558 1,660,206
Molina Healthcare, Inc.* 8,084 2,408,143
Tenet Healthcare Corp.* 48,961 3,589,820
32,381,770
Hotels, Restaurants & Leisure 4.8%
Booking Holdings, Inc.* 2,227 5,982,412
Domino's Pizza, Inc. 14,940 4,743,002
Expedia Group, Inc.* 54,876 5,156,149
Hilton Worldwide Holdings,
Inc. 56,260 8,102,565
23,984,128
Independent Power and Renewable Electricity Producers
0.8%
Vistra Corp. 164,780 3,931,651
Insurance 5.9%
Allstate Corp. (The) 65,035 7,528,452
Brighthouse Financial, Inc.* 26,608 1,176,073

Nationwide U.S. 130/30 Equity Portfolio - April 30, 2023 (Unaudited) - Statement of Investments - 83
Common Stocks
Shares Value ($)
Insurance
Brown & Brown, Inc. 6,030 388,272
Everest Re Group Ltd. 10,560 3,991,680
Lincoln National Corp. 172,040 3,738,429
Progressive Corp. (The) 35,144 4,793,642
Reinsurance Group of
America, Inc. 25,686 3,655,631
W R Berkley Corp. 74,914 4,413,933
29,686,112
Interactive Media & Services 4.0%
Alphabet, Inc., Class C* 64,820 7,014,820
Meta Platforms, Inc., Class A* 47,236 11,351,756
Snap, Inc., Class A* 185,046 1,611,751
19,978,327
IT Services 3.3%
EPAM Systems, Inc.* 14,869 4,199,600
GoDaddy , Inc., Class A* 39,523 2,991,101
Okta , Inc.* 15,071 1,032,816
Twilio , Inc., Class A* 21,520 1,132,167
VeriSign, Inc.* 32,072 7,113,569
16,469,253
Life Sciences Tools & Services 0.0%
†
Syneos Health, Inc.* 6,300 247,338
Machinery 3.9%
AGCO Corp. 32,281 4,000,907
Allison Transmission Holdings,
Inc. 37,582 1,833,626
Fortive Corp. 63,468 4,004,196
Oshkosh Corp. 41,089 3,144,130
Otis Worldwide Corp. 78,457 6,692,382
19,675,241
Metals & Mining 0.1%
MP Materials Corp.* 17,471 378,597
Multi-Utilities 0.5%
DTE Energy Co. 22,529 2,532,485
Oil, Gas & Consumable Fuels 2.4%
Marathon Oil Corp. 126,224 3,049,572
Marathon Petroleum Corp. 16,807 2,050,454
Valero Energy Corp. 61,395 7,040,164
12,140,190
Pharmaceuticals 0.6%
Organon & Co. 127,226 3,133,576
Professional Services 0.6%
Insperity , Inc. 5,864 718,106
TriNet Group, Inc.* 25,690 2,383,518
3,101,624
Residential REITs 0.8%
Camden Property Trust 36,922 4,063,266
Semiconductors & Semiconductor Equipment 2.9%
Axcelis Technologies, Inc.* 10,624 1,256,819
Cirrus Logic, Inc.* 10,537 903,969
Intel Corp. 152,520 4,737,271
Qorvo , Inc.* 52,144 4,801,420
Teradyne, Inc. 30,923 2,825,744
14,525,223
Common Stocks
Shares Value ($)
Software 10.5%
Adobe, Inc.* 18,732 7,072,454
Atlassian Corp., Class A* 28,867 4,262,501
Crowdstrike Holdings, Inc.,
Class A* 26,502 3,181,565
DocuSign, Inc.* 20,287 1,002,989
Dropbox, Inc., Class A* 79,694 1,620,976
Fortinet, Inc.* 129,221 8,147,384
Informatica , Inc., Class A* 6,278 97,058
Microsoft Corp. 54,886 16,864,272
New Relic, Inc.* 28,029 2,003,233
Nutanix , Inc., Class A* 73,149 1,754,113
Pegasystems , Inc. 42,181 1,924,297
Qualys , Inc.* 12,108 1,367,478
Smartsheet , Inc., Class A* 27,331 1,117,018
Tenable Holdings, Inc.* 26,301 972,874
Zscaler , Inc.* 15,389 1,386,549
52,774,761
Specialty Retail 5.5%
AutoZone, Inc.* 3,561 9,484,047
Best Buy Co., Inc. 18,803 1,401,199
O'Reilly Automotive, Inc.* 10,535 9,663,861
Ross Stores, Inc. 64,626 6,897,533
27,446,640
Technology Hardware, Storage & Peripherals 8.7%
Apple, Inc. 197,651 33,537,422
Dell Technologies, Inc., Class
C 126,120 5,484,959
Western Digital Corp.* 131,705 4,535,920
43,558,301
Textiles, Apparel & Luxury Goods 0 .3%
Under Armour , Inc., Class A* 143,740 1,274,974
Total Investments
(cost $485,900,007) — 97.5% 488,566,054
Other assets in excess of liabilities — 2.5% 12,647,647
NET ASSETS — 100.0%
$ 501,213,701
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
REIT Real Estate Investment Trust

84 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
OTC Total return swap contracts outstanding as of April 30, 2023 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Acadia Healthcare
Co., Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 13,106 23,853 23,853
AGCO Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 7,287 10,348 10,348
Allison Transmission
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 71,396 240,605 240,605
Altria Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 189,647 333,779 333,779
Analog Devices, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 2,925 2,282 2,282
APA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 20,900 36,157 36,157
Apellis
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 11,180 13,975 13,975
Apple, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 65,435 387,375 387,375
Aspen Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 9,098 498,479 498,479
Axcelis
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 2,916 846 846
Bank of New York
Mellon Corp. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 64,165 75,073 75,073
Best Buy Co., Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 26,025 78,335 78,335
Booking Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 1,168 103,882 103,882
Brighthouse
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 19,918 46,807 46,807
Camden Property
Trust
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 995 6,985 6,985
Comerica, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 8,536 29,535 29,535
Constellation Energy
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 55,541 85,533 85,533
DaVita, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 755 3,088 3,088

Nationwide U.S. 130/30 Equity Portfolio - April 30, 2023 (Unaudited) - Statement of Investments - 85
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Dell Technologies,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 24,325 53,272 53,272
DTE Energy Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 27,433 10,767 10,767
Dun & Bradstreet
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 9,189 2,665 2,665
Eastman Chemical
Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 30,052 151,462 151,462
Ensign Group, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 16,801 43,823 43,823
EPAM Systems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 1,654 11,628 11,628
Evercore , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 25,854 120,480 120,480
Everest Re Group
Ltd.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 4,803 43,515 43,515
F5, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 17,999 66,416 66,416
FactSet Research
Systems, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 606 6,236 6,236
FedEx Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 21,371 131,645 131,645
FMC Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 13,889 60,278 60,278
Ford Motor Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 221,205 108,390 108,390
Fortive Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 21,703 2,170 2,170
GoDaddy , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 20,008 4,202 4,202
Healthpeak
Properties, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 64,312 77,174 77,174
Hilton Grand
Vacations, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 40,489 49,397 49,397
Huntsman Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 26,432 29,075 29,075
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 30,042 26,437 26,437

86 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Informatica , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 6,179 185 185
Insperity , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 7,919 21,302 21,302
Intel Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 162,392 326,408 326,408
Interactive Brokers
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 17,456 15,187 15,187
Kohl's Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 18,523 3,955 3,955
Lamb Weston
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 2,817 4,395 4,395
Lennar Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 15,605 62,966 62,966
Lincoln National
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 23,670 40,476 40,476
McKesson Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 18,931 104,878 104,878
Meta Platforms, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 2,047 63,293 63,293
Microsoft Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 29,540 351,231 351,231
Mirati Therapeutics,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 9,127 11,135 11,135
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 11,454 255,653 255,653
Monster Beverage
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 17,856 31,069 31,069
MP Materials Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 22,499 3,150 3,150
Netflix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 31,847 279,617 279,617
NRG Energy, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 24,836 28,499 28,499
Oshkosh Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 18,801 3,196 3,196
Pegasystems , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 4,776 9,409 9,409

Nationwide U.S. 130/30 Equity Portfolio - April 30, 2023 (Unaudited) - Statement of Investments - 87
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Pinnacle West
Capital Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 1,504 504 504
Power Integrations,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 9,286 8,357 8,357
Qualys , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 12,494 17,741 17,741
Reinsurance Group
of America, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 8,223 28,945 28,945
Sarepta
Therapeutics, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 28,478 13,954 13,954
SBA
Communications
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 20,146 215,361 215,361
SLM Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 130,639 47,030 47,030
Syneos Health, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 69,542 107,095 107,095
Tandem Diabetes
Care, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 11,873 24,696 24,696
Teladoc Health, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 53,719 40,826 40,826
Textron, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 39,277 54,988 54,988
TriNet Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 1,482 15,976 15,976
Twilio , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 11,687 584 584
Ultragenyx
Pharmaceutical, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 41,813 56,029 56,029
Under Armour , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 36,055 5,769 5,769
VeriSign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 3,065 29,424 29,424
Vistra Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 54,741 59,531 59,531
W R Berkley Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 11,646 18,168 18,168
Western Digital
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 14,363 25,279 25,279

88 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Zions Bancorp NA OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 40,819 60,004 60,004
– –
Total unrealized appreciation 5,422,234 5,422,234
– –
Affirm Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 20,909 (418) (418)
AGNC Investment
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 53,723 (19,878) (19,878)
Agree Realty Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 28,405 (62,292) (62,292)
Alnylam
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 5,163 (8,674) (8,674)
Altice USA, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 444,348 (377,696) (377,696)
Annaly Capital
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 130,964 (205,613) (205,613)
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 31,088 (62,487) (62,487)
Applied Industrial
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 17,697 (72,204) (72,204)
AppLovin Corp. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 58,654 (62,173) (62,173)
Ares Management
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 30,515 (205,366) (205,366)
Azenta , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 15,072 (41,297) (41,297)
Bentley Systems,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 66,096 (77,993) (77,993)
Biogen, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 9,402 (152,218) (152,218)
Blackstone, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 30,039 (145,389) (145,389)
Caesars
Entertainment, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 49,537 (193,690) (193,690)
Carlyle Group, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 74,606 (100,718) (100,718)
Casey's General
Stores, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 4,048 (25,907) (25,907)

Nationwide U.S. 130/30 Equity Portfolio - April 30, 2023 (Unaudited) - Statement of Investments - 89
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Chord Energy Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 9,146 (47,102) (47,102)
Churchill Downs,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 10,305 (419,310) (419,310)
Civitas Resources,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 16,480 (36,586) (36,586)
Cleveland-Cliffs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 119,267 (64,404) (64,404)
Coherent Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 37,541 (50,680) (50,680)
CoStar Group, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 22,622 (113,789) (113,789)
Coterra Energy, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 110,934 (100,950) (100,950)
Credit Acceptance
Corp.
Increases in total
return of reference
entity
OBFR - 0.82% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 2,727 (42,350) (42,350)
Danaher Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 10,537 (50,393) (50,393)
DISH Network Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 259,963 (145,579) (145,579)
DoorDash , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 12,591 (46,461) (46,461)
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 108,375 (59,606) (59,606)
Exelixis , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 39,867 (5,980) (5,980)
Floor & Decor
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 11,226 (61,631) (61,631)
Fortinet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 8,931 (3,126) (3,126)
Freshpet , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 41,303 (62,368) (62,368)
Frontier
Communications
Parent, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 90,520 (124,918) (124,918)
Grocery Outlet
Holding Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 29,025 (16,544) (16,544)
H&R Block, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 73,026 (62,388) (62,388)

90 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Healthcare Realty
Trust, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 131,425 (99,883) (99,883)
ICU Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 14,334 (114,242) (114,242)
Intuit, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 6,250 (193,938) (193,938)
Ionis
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 14,583 (5,542) (5,542)
Karuna
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 2,111 (12,687) (12,687)
Kite Realty Group
Trust
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 80,981 (87,459) (87,459)
KKR & Co., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 49,455 (136,990) (136,990)
Lear Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 3,975 (13,157) (13,157)
Leggett & Platt, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 52,389 (91,157) (91,157)
Leslie's, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 6,632 (2,255) (2,255)
Liberty Broadband
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 1,192 (12,242) (12,242)
Liberty Media Corp-
Liberty Formula One
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 31,064 (59,332) (59,332)
Marathon Petroleum
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 49,210 (26,081) (26,081)
Marsh & McLennan
Cos., Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 13,817 (54,163) (54,163)
Masimo Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 10,937 (24,390) (24,390)
McCormick & Co.,
Inc. (Non-Voting)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 17,444 (56,867) (56,867)
Medical Properties
Trust, Inc.
Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 321,190 (269,800) (269,800)
Mister Car Wash,
Inc.
Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 212,500 (78,625) (78,625)
MKS Instruments,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 15,816 (51,718) (51,718)

Nationwide U.S. 130/30 Equity Portfolio - April 30, 2023 (Unaudited) - Statement of Investments - 91
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Moody's Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 8,256 (67,699) (67,699)
New Fortress
Energy, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 26,691 (39,236) (39,236)
New Relic, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 26,599 (14,895) (14,895)
New York
Community
Bancorp, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 274,265 (460,765) (460,765)
Noble Corp. plc Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 33,071 (69,780) (69,780)
Norwegian Cruise
Line Holdings Ltd.
Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 159,134 (141,629) (141,629)
Omega Healthcare
Investors, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 54,294 (47,845) (47,845)
Option Care Health,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 16,363 (8,836) (8,836)
Paramount Global Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 119,701 (229,826) (229,826)
Paycor HCM, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 39,524 (17,786) (17,786)
Planet Fitness, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 14,589 (47,268) (47,268)
Plug Power, Inc. Increases in total
return of reference
entity
OBFR - 4.07% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 21,798 (12,207) (12,207)
Pool Corp. Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 7,431 (141,709) (141,709)
RBC Bearings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 10,927 (131,015) (131,015)
Realty Income Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 2,091 (4,266) (4,266)
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 14,058 (42,033) (42,033)
RH Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 6,640 (65,935) (65,935)
Roku, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 20,768 (7,269) (7,269)
S&P Global, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 7,194 (161,937) (161,937)

92 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Scotts Miracle- Gro
Co. (The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 12,362 (29,298) (29,298)
SoFi Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 27,337 (15,309) (15,309)
Sotera Health Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 66,579 (29,295) (29,295)
Southwestern
Energy Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 93,620 (33,703) (33,703)
SPS Commerce,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 8,778 (40,818) (40,818)
SS&C Technologies
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 26,497 (94,859) (94,859)
Sunrun , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 62,829 (102,411) (102,411)
Super Micro
Computer, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 9,901 (104,357) (104,357)
T Rowe Price
Group, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 22,408 (86,943) (86,943)
Teledyne
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 5,895 (55,885) (55,885)
Tenable Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 40,575 (811) (811)
Teradyne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 30,101 (58,697) (58,697)
Trade Desk, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 9,046 (39,260) (39,260)
UnitedHealth Group,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 1,507 (11,419) (11,419)
Valley National
Bancorp
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 116,251 (105,788) (105,788)
Viasat , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 42,153 (104,118) (104,118)
VICI Properties, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 78,196 (117,593) (117,593)
Warner Bros
Discovery, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 191,773 (197,526) (197,526)
Webster Financial
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 52,592 (27,874) (27,874)

Nationwide U.S. 130/30 Equity Portfolio - April 30, 2023 (Unaudited) - Statement of Investments - 93
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
West
Pharmaceutical
Services, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 8,241 (34,612) (34,612)
WP Carey, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 22,162 (74,397) (74,397)
– –
Total unrealized depreciation (7,795,615) (7,795,615)
– –
Net unrealized depreciation (2,373,381) (2,373,381)
Financing Costs of Swap Contracts (148,286) (148,286)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts (2,521,667) (2,521,667)
Currency:
USD United States dollar
As of April 30, 2023, the Fund had $770,000 segregated as collateral for swap contracts.
OBFR Overnight Bank Funding Rate
The accompanying notes are an integral part of these financial statements.

94 - Statements of Assets and Liabilities - April 30, 2023 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Portfolio
Assets:
Investment securities, at value
*
$ 1,005,251,864
Repurchase agreements, at value 2,022,970
Cash 3,337,893
Cash pledged for swap contracts 60,913
Deposits with broker for futures contracts 1,731,346
Foreign currencies, at value —
Interest and dividends receivable 5,963,039
Security lending income receivable 633
Receivable for investments sold 73,414,302
Receivable for capital shares issued —
Reclaims receivable —
Swap contracts, at value (Note 2) —
Receivable for variation margin on centrally cleared swap contracts 65,536
Unrealized appreciation on forward foreign currency contracts (Note 2) —
Due from broker —
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 7,021
Total Assets 1,091,855,517
Liabilities:
Payable for investments purchased 149,312,126
Payable for capital shares redeemed 540,208
Payable for variation margin on futures contracts 385,168
Cash collateral pledged by counterparty for swap contracts —
Written options, at value (Note 2) —
Swap contracts, at value (Note 2) —
Foreign currency overdraft payable (Note 2) 851
TBA Sale Commitments, at value (Note 2) 52,670,234
Unrealized depreciation on forward foreign currency contracts (Note 2) —
Payable upon return of securities loaned (Note 2) 2,022,970
Accrued expenses and other payables:
Investment advisory fees 189,935
Fund administration fees 15,826
Accounting and transfer agent fees 4,834
Trustee fees 1,086
Custodian fees 288
Compliance program costs (Note 3) 128
Offering costs 1,579
Professional fees 46,984
Printing fees 15,035
Other 1,352
Total Liabilities 205,208,604
Net Assets $ 886,646,913
* Includes value of securities on loan (Note 2) 1,960,752
Cost of investment securities 1,048,221,494
Cost of repurchase agreements 2,022,970
Cost of foreign currencies (830)
Premiums of written options —
Represented by:
Capital $ 997,111,905
Total distributable earnings (loss) (110,464,992)
Net Assets $ 886,646,913

1940 Act Funds - April 30, 2023 (Unaudited) - Statements of Assets and Liabilities - 95
Nationwide Multi-
Cap Portfolio
Nationwide U.S.
130/30 Equity
Portfolio
$ 4,209,427,278 $ 488,566,054
21,412,543 —
350,834,356 10,104,016
23,052,845 770,000
21,536,605 —
3,997,896 —
7,020,319 358,113
61,011 —
74,627,195 4,315,342
— 167
482 —
9,635,147 5,422,234
182,024 403,950
603,403 —
— 23,216
— 156,285
34,612 3,792
4,722,425,716 510,123,169
92,886,741 537,468
5,603,447 34,513
183,031 —
70,000 —
235,282 —
1,396,599 7,943,901
— —
— —
392,037 —
16,912,543 —
739,830 333,823
107,508 26,910
16,122 218
4,730 738
193 193
700 111
— —
38,804 31,506
60,782 67
16,759 20
118,665,108 8,909,468
$ 4,603,760,608 $ 501,213,701
183,749,605 —
3,902,439,737 485,900,007
21,412,543 —
3,908,224 —
(571,593) —
$ 4,832,586,688 $ 513,590,308
(228,826,080) (12,376,607)
$ 4,603,760,608 $ 501,213,701

96 - Statements of Assets and Liabilities - April 30, 2023 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Portfolio
Net Assets:
Class R6 Shares $ 886,646,913
Total $ 886,646,913
Shares Outstanding (unlimited number of shares authorized):
Class R6 Shares 101,987,677
Total 101,987,677
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class R6 Shares $ 8.69

1940 Act Funds - April 30, 2023 (Unaudited) - Statements of Assets and Liabilities - 97
Nationwide Multi-
Cap Portfolio
Nationwide U.S.
130/30 Equity
Portfolio
$ 4,603,760,608 $ 501,213,701
$ 4,603,760,608 $ 501,213,701
392,573,239 51,128,183
392,573,239 51,128,183
$ 11.73 $ 9.80

98 - Statements of Operations - For the Six Months Ended April 30, 2023 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Portfolio
INVESTMENT INCOME:
Interest income $ 16,736,769
Income from securities lending (Note 2) 6,350
Dividend income —
Foreign tax withholding —
Total Income 16,743,119
EXPENSES:
Investment advisory fees 1,135,268
Fund administration fees 193,705
Professional fees 23,441
Printing fees 176
Trustee fees 15,680
Custodian fees 15,849
Accounting and transfer agent fees 12,399
Compliance program costs (Note 3) 2,009
Other 7,357
Total expenses before fees waived and expenses reimbursed 1,405,884
Investment advisory fees voluntarily waived (Note 3) —
Expenses reimbursed by adviser (Note 3) —
Net Expenses 1,405,884
NET INVESTMENT INCOME 15,337,235
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (2,342,077)
Expiration or closing of futures contracts (Note 2) (7,293,569)
Settlement of forward foreign currency contracts (Note 2) —
Foreign currency transactions (Note 2) (27)
Expiration or closing of written option contracts (Note 2) —
TBA Sale Commitments (Note 2) (301,174)
Expiration or closing of swap contracts (Note 2) 540,226
Net realized gains (losses) (9,396,621)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 55,114,167
Futures contracts (Note 2) (1,575,890)
Forward foreign currency contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) (21)
Written options contracts (Note 2) —
TBA Sale Commitments (Note 2) 95,023
Swap contracts (Note 2) 23,973
Net change in unrealized appreciation/depreciation 53,657,252
Net realized/unrealized gains (losses) 44,260,631
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 59,597,866

1940 Act Funds - For the Six Months Ended April 30, 2023 (Unaudited) - Statements of Operations - 99
Nationwide Multi-
Cap Portfolio
Nationwide U.S.
130/30 Equity
Portfolio
$ 39,444,871 $ 276,145
460,801 —
21,355,023 2,760,469
(95,722) —
61,164,973 3,036,614
4,869,920 1,731,936
701,507 70,843
226,298 37,645
15,894 2,440
85,334 7,362
140,139 3,640
45,458 839
10,493 944
50,854 2,487
6,145,897 1,858,136
(257,257) —
— (826,335)
5,888,640 1,031,801
55,276,333 2,004,813
(121,515,652) (18,353,562)
20,723,729 —
(4,670,514) —
(665,739) —
3,297,670 —
— —
261,024,282 5,712,252
158,193,776 (12,641,310)
343,821,629 16,451,216
(37,585,824) —
(3,092,098) —
1,473,259 —
(1,804,220) —
— —
(158,961,635) (3,140,067)
143,851,111 13,311,149
302,044,887 669,839
$ 357,321,220 $ 2,674,652

The accompanying notes are an integral part of these financial statements.
100 - Statements of Changes in Net Assets - April 30, 2023 (Unaudited) - 1940 Act Funds
Nationwide Bond Portfolio
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
OPERATIONS:
Net investment income $ 15,337,235 $ 15,471,559
Net realized gains (losses) (9,396,621) (68,551,668)
Net change in unrealized appreciation/depreciation 53,657,252 (97,677,526)
Change in net assets resulting from operations 59,597,866 (150,757,635)
Distributions to Shareholders From:
Distributable earnings:
Class R6 (15,745,240) (8,119,075)
Change in net assets from shareholder distributions (15,745,240) (8,119,075)
Change in net assets from capital transactions 7,845,212 589,020,200
Change in net assets 51,697,838 430,143,490
Net Assets:
Beginning of period 834,949,075 404,805,585
End of period $ 886,646,913 $ 834,949,075
CAPITAL TRANSACTIONS:
Class R6 Shares
Proceeds from shares issued $ 45,439,659 $ 699,808,978
Dividends reinvested 15,745,240 8,119,075
Cost of shares redeemed (53,339,687) (118,907,853)
Total Class R6 Shares 7,845,212 589,020,200
Change in net assets from capital transactions $ 7,845,212 $ 589,020,200
SHARE TRANSACTIONS:
Class R6 Shares
Issued 5,312,208 73,354,490
Reinvested 1,858,942 812,720
Redeemed (6,221,497) (13,190,396)
Total Class R6 Shares 949,653 60,976,814
Total change in shares 949,653 60,976,814
(a) For the period from September 12, 2022 (commencement of operations) through October 31, 2022.

1940 Act Funds - April 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 101
Nationwide Multi-Cap Portfolio Nationwide U.S. 130/30 Equity Portfolio
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Six Months Ended
April 30, 2023
(Unaudited)
Period Ended
October 31, 2022(a)
$ 55,276,333 $ 70,522,754 $ 2,004,813 $ 185,525
158,193,776 (751,253,203) (12,641,310) 9,252,681
143,851,111 (394,503,629) 13,311,149 (13,166,769)
357,321,220 (1,075,234,078) 2,674,652 (3,728,563)
— (450,178,299) (11,322,696) —
— (450,178,299) (11,322,696) —
(467,506,199) 3,780,994,448 138,469,906 375,120,402
(110,184,979) 2,255,582,071 129,821,862 371,391,839
4,713,945,587 2,458,363,516 371,391,839 —
$ 4,603,760,608 $ 4,713,945,587 $ 501,213,701 $ 371,391,839
$ 51,827,476 $ 4,468,291,405 $ 139,071,540 $ 378,668,007
— 450,178,299 11,322,696 —
(519,333,675) (1,137,475,256) (11,924,330) (3,547,605)
(467,506,199) 3,780,994,448 138,469,906 375,120,402
$ (467,506,199) $ 3,780,994,448 $ 138,469,906 $ 375,120,402
4,594,238 322,945,851 13,610,902 37,898,011
— 33,822,562 1,195,790 —
(44,735,035) (94,212,009) (1,199,713) (376,807)
(40,140,797) 262,556,404 13,606,979 37,521,204
(40,140,797) 262,556,404 13,606,979 37,521,204

102 - Financial Highlights - April 30, 2023 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond Portfolio
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(c)
Portfolio
Turnover(b)
Class R6 Shares
4/30/2023 (Unaudited) $ 8.26 $ 0.15 $ 0.44 $ 0.59 $ (0.16) $ — $ (0.16) $ 8.69 7.14% $ 886,647 0.32% 3.52% 0.32% 233.30%
10/31/2022 10.10 0.19 (1.89) (1.70) (0.09) (0.05) (0.14) 8.26 (17.01)% 834,949 0.34% 2.11% 0.34% 266.34%
10/31/2021(d) 10.00 0.08 0.02 0.10 — — — 10.10 1.00% 404,806 0.36% 1.23% 0.36% 149.29%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) For the period from March 15, 2021 (commencement of operations) through October 31, 2021. Total return is calculated based on inception date of March 12, 2021 through October 31, 2021.

1940 Act Funds - April 30, 2023 (Unaudited) - Financial Highlights - 103
The accompanying notes are an integral part of these financial statements.
Nationwide Multi-Cap Portfolio
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(c)(d)
Portfolio
Turnover(b)
Class R6 Shares
4/30/2023 (Unaudited) $ 10.89 $ 0.13 $ 0.71 $ 0.84 $ — $ — $ — $ — $ 11.73 7.71% $ 4,603,761 0.25% 2.37% 0.24% 57.99%
10/31/2022 14.45 0.17 (2.62)(e) (2.45) (0.70) (0.41) — (1.11) 10.89 (18.37)%(e) 4,713,946 0.25% 1.42% 0.25% 83.86%
10/31/2021 10.47 0.16 4.42 4.58 (0.60) — — (0.60) 14.45 45.09%(f) 2,458,364 0.26% 1.22% 0.27% 64.43%
10/31/2020 11.61 0.20 0.31 0.51 (1.32) (0.11) (0.22) (1.65) 10.47 4.27% 2,156,150 0.27% 1.86% 0.27% 84.60%
10/31/2019(g) 10.00 0.21 1.49 1.70 (0.09) — — (0.09) 11.61 17.11% 2,495,082 0.28% 2.14% 0.28% 74.59%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e) Settlement proceeds impacted the Fund’s per share operations activity and total return. The per share impact was $0.07 per share for Class R6. Excluding the settlement proceeds, the Class R6 total returns is -18.89%.
(Note 11)
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(g) For the period from December 7, 2018 (commencement of operations) through October 31, 2019. Total return is calculated based on inception date of December 6, 2018 through October 31, 2019.

104 - Financial Highlights - April 30, 2023 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide U.S. 130/30 Equity Portfolio
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(c)(d)
Portfolio
Turnover(b)
Class R6 Shares
4/30/2023 (Unaudited) $ 9.90 $ 0.05 $ 0.15 $ 0.20 $ (0.30) $ — $ (0.30) $ 9.80 —% $ 501,214 0.49% 0.95% 0.88% 52.70%
10/31/2022(e) 10.00 — (0.10) (0.10) — — — 9.90 (1.00)% 371,392 0.47% 0.37% 0.93% 13.55%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e) For the period from September 12, 2022 (commencement of operations) through October 31, 2022. Total return is calculated based on inception date of September 9, 2022 through October 31, 2022.

1940 Act Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 105
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2023, the
Trust operates forty-seven (47) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the three (3) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Bond Portfolio (“Bond Portfolio”)
Nationwide Multi-Cap Portfolio ("Multi-Cap Portfolio”)
Nationwide U.S. 130/30 Equity Portfolio ("U.S. 130/30 Equity")
The Funds currently offer Class R6 shares.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market

106 - Notes to Financial Statements - April 30, 2023 (Unaudited) - 1940 Act Funds
or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii) general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

1940 Act Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 107
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2023. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Bond Portfolio
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 57,479,243 $ – $ 57,479,243
Collateralized Mortgage Obligations – 518,492 – 518,492
Commercial Mortgage-Backed Securities – 19,925,227 – 19,925,227
Corporate Bonds – 378,731,228 – 378,731,228
Foreign Government Securities – 8,949,804 – 8,949,804
Futures Contracts# 631,611 – – 631,611
Interest Rate Swaps† – 168,456 – 168,456
Mortgage-Backed Securities – 367,904,987 – 367,904,987
Municipal Bonds – 507,565 – 507,565
Repurchase Agreement – 2,022,970 – 2,022,970
Short-Term Investments – 12,357,136 – 12,357,136
Supranational – 1,887,161 – 1,887,161
U.S. Treasury Obligations – 156,991,021 – 156,991,021
Total Assets $ 631,611 $ 1,007,443,290 $ – $ 1,008,074,901
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (1,988,382) $ – $ – $ (1,988,382)
Interest Rate Swaps† – (57,637) – (57,637)
TBA Sale Commitment $ – $ (52,670,234) $ – $ (52,670,234)
Total Liabilities $ (1,988,382) $ (52,727,871) $ – $ (54,716,253)
Total $ (1,356,771) $ 954,715,419 $ – $ 953,358,648
Multi-Cap Portfolio
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 71,306,317 $ – $ 71,306,317
Closed End Fund 1,951 – – 1,951
Collateralized Mortgage Obligations – 30,812,240 – 30,812,240
Commercial Mortgage-Backed Securities – 37,941,427 – 37,941,427
  Common Stocks
Aerospace & Defense 53,226,681 – – 53,226,681
Air Freight & Logistics 17,367,194 – – 17,367,194
Automobile Components 6,780,503 – – 6,780,503
Automobiles 41,805,161 – – 41,805,161
Banks 106,308,721 – – 106,308,721
Beverages 51,159,546 – – 51,159,546
Biotechnology 83,593,556 – – 83,593,556
Broadline Retail 77,212,990 3,024,929 – 80,237,919
Building Products 19,639,540 1,473,658 – 21,113,198
Capital Markets 90,276,149 – – 90,276,149
Chemicals 56,444,228 6,155,428 – 62,599,656
Commercial Services & Supplies 18,808,057 – – 18,808,057
Communications Equipment 25,336,346 – – 25,336,346
Construction & Engineering 7,836,915 – – 7,836,915
Construction Materials 4,274,067 – – 4,274,067
Consumer Finance 17,270,456 – – 17,270,456
Consumer Staples Distribution & Retail 57,640,521 – – 57,640,521
Containers & Packaging 10,784,781 – 4,957 10,789,738
Distributors 4,066,537 – – 4,066,537
Diversified Consumer Services 3,725,805 – – 3,725,805
Diversified REITs 2,412,756 – – 2,412,756
Diversified Telecommunication Services 24,104,457 – – 24,104,457
Electric Utilities 54,749,650 – – 54,749,650
Electrical Equipment 21,224,809 6,385,334 – 27,610,143

108 - Notes to Financial Statements - April 30, 2023 (Unaudited) - 1940 Act Funds
Level 1 Level 2 Level 3 Total
Assets:
Electronic Equipment, Instruments &
Components $ 21,311,619 $ 9,967,500 $ – $ 31,279,119
Energy Equipment & Services 13,702,000 – – 13,702,000
Entertainment 43,310,366 4,861,883 – 48,172,249
Financial Services 129,558,558 4,616,543 – 134,175,101
Food Products 36,583,446 4,893,736 – 41,477,182
Gas Utilities 3,842,587 – – 3,842,587
Ground Transportation 30,787,753 – – 30,787,753
Health Care Equipment & Supplies 93,079,505 13,350,503 – 106,430,008
Health Care Providers & Services 91,292,692 – – 91,292,692
Health Care REITs 8,135,603 – – 8,135,603
Health Care Technology 3,874,010 – – 3,874,010
Hotel & Resort REITs 2,673,495 – – 2,673,495
Hotels, Restaurants & Leisure 74,199,797 – – 74,199,797
Household Durables 15,312,402 7,999,048 – 23,311,450
Household Products 41,617,776 4,133,063 – 45,750,839
Independent Power and Renewable
Electricity Producers 3,070,282 – – 3,070,282
Industrial Conglomerates 23,077,853 – – 23,077,853
Industrial REITs 12,817,088 – – 12,817,088
Insurance 71,873,925 5,307,470 – 77,181,395
Interactive Media & Services 138,494,161 – – 138,494,161
IT Services 41,431,838 13,472,319 – 54,904,157
Leisure Products 3,267,152 – – 3,267,152
Life Sciences Tools & Services 51,569,569 – – 51,569,569
Machinery 61,646,048 3,354,985 – 65,001,033
Marine Transportation 776,459 – – 776,459
Media 28,580,107 – – 28,580,107
Metals & Mining 18,462,155 – – 18,462,155
Mortgage Real Estate Investment Trusts
(REITs) 3,841,149 – – 3,841,149
Multi-Utilities 22,813,599 – – 22,813,599
Office REITs 4,582,333 – – 4,582,333
Oil, Gas & Consumable Fuels 134,717,260 – – 134,717,260
Paper & Forest Products 439,950 – – 439,950
Passenger Airlines 6,164,196 – – 6,164,196
Personal Care Products 6,417,911 – – 6,417,911
Pharmaceuticals 122,655,358 6,105,134 18,991 128,779,483
Professional Services 34,452,709 5,563,724 – 40,016,433
Real Estate Management & Development 4,525,329 – – 4,525,329
Residential REITs 13,924,638 – – 13,924,638
Retail REITs 12,194,318 – – 12,194,318
Semiconductors & Semiconductor
Equipment 164,361,254 5,365,677 – 169,726,931
Software 295,907,693 – – 295,907,693
Specialized REITs 36,632,693 – – 36,632,693
Specialty Retail 69,323,878 8,727,102 – 78,050,980
Technology Hardware, Storage &
Peripherals 205,001,313 – – 205,001,313
Textiles, Apparel & Luxury Goods 21,216,491 4,939,707 – 26,156,198
Tobacco 18,948,280 – – 18,948,280
Trading Companies & Distributors 13,894,957 – – 13,894,957
Water Utilities 3,809,671 – – 3,809,671
Wireless Telecommunication Services 6,857,284 – – 6,857,284
Total Common Stocks $ 3,123,079,936 $ 119,697,743 $ 23,948 $ 3,242,801,627
Corporate Bonds – 195,130,775 – 195,130,775
Credit Default Swaps† – 377,260 – 377,260
Exchange Traded Funds 79,195,415 – – 79,195,415
Foreign Government Securities   – 6,542,104 300,879 6,842,983
Forward Foreign Currency Contracts – 603,403 – 603,403
Futures Contracts# 5,529,765 – – 5,529,765

1940 Act Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 109
Level 1 Level 2 Level 3 Total
Assets:
Interest Rate Swaps† $ – $ 1,299,675 $ – $ 1,299,675
Master Limited Partnership 83,421 – – 83,421
Mortgage-Backed Securities – 48,892,585 – 48,892,585
Preferred Stock 88,858 – – 88,858
Purchased Options 1,974,262 278,224 – 2,252,486
Repurchase Agreements – 21,412,543 – 21,412,543
Rights – – 2,718 2,718
Short-Term Investments – 434,404,437 – 434,404,437
Total Return Swaps† – 9,635,147 – 9,635,147
U.S. Government Agency Security – 1,836,298 – 1,836,298
U.S. Treasury Obligations – 57,833,740 – 57,833,740
Total Assets $ 3,209,953,608 $ 1,038,003,918 $ 327,545 $ 4,248,285,071
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contracts $ – $ (392,037) $ – $ (392,037)
Futures Contracts# (13,566,405) – – (13,566,405)
Interest Rate Swaps† – (450,967) – (450,967)
Total Return Swaps† – (1,396,599) – (1,396,599)
Written Options (101,569) (133,713) – (235,282)
Total Liabilities $ (13,667,974) $ (2,373,316) $ – $ (16,041,290)
Total $ 3,196,285,634 $ 1,035,630,602 $ 327,545 $ 4,232,243,781
U.S. 130/30 Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 488,566,054 $ – $ – $ 488,566,054
Total Return Swaps† – 5,422,234 – 5,422,234
Total Assets $ 488,566,054 $ 5,422,234 $ – $ 493,988,288
$ – $ – $ – $ –
Liabilities:
Total Return Swaps† $ – $ (7,943,901) $ – $ (7,943,901)
Total Liabilities $ – $ (7,943,901) $ – $ (7,943,901)
Total $ 488,566,054 $ (2,521,667) $ – $ 486,044,387
# Includes cumulative appreciation /( depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation /( depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statement of Asset and Liabilities.
As of April 30, 2023, Multi-Cap Portfolio held eight rights investments and three common stock investments that were categorized as Level 3 investments which were each valued at $0.

110 - Notes to Financial Statements - April 30, 2023 (Unaudited) - 1940 Act Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of April 30, 2023, Funds that had overdrawn balances were as follows:
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
Multi-Cap Portfolio
Common
Stocks
Foreign
Government
Securities Rights Total
Balance as of 10/31/2022 $ 5,624 $ 3,684,063 $ — $ 3,689,687
Accrued Accretion/(Amortization) — — — —
Realized Gains (Losses) — — 8,120 8,120
Purchases
*
— — 2,422 2,422
Sales — — (8,120) (8,120)
Change in Unrealized Appreciation/Depreciation 18,324 (3,383,184) (2,422) (3,367,282)
Transfers into Level 3 — — 2,718 2,718
Transfers out of Level 3 — — — —
Balance as of 4/30/2023 $ 23,948 $ 300,879 $ 2,718 $ 327,545
Change in Unrealized Appreciation/Depreciation for Investments Still Held
as of 4/30/2023 ** $ 18,324 $ (3,383,184) $ (2,422) $ (3,367,282)
* Purchases include all purchases of securities and securities received in corporate actions.
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."
Fund
Foreign Currency
Amount (USD)
Bond Portfolio $ 851

1940 Act Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 111
(d) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When a Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-
market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When a Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' written options contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value," in a table in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration

112 - Notes to Financial Statements - April 30, 2023 (Unaudited) - 1940 Act Funds
or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written," as applicable.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.
Swaptions  — Certain Funds may purchase and write (sell) options on swap agreements. Certain Funds entered into put and call swaptions to gain exposure to and/or hedge against changes in interest rates, as applicable, to meet the Fund's stated
investment strategies as shown in the Fund's Prospectus. An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium”
to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Funds may write (sell) and purchase put and call swaptions. The Funds may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Funds may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Funds may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities a Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in a Fund’s use of options.
Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.
The Funds' swaption contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of option contracts written” and “Net change in unrealized appreciation/depreciation in the value of option contracts written,” as applicable.
As of April 30, 2023, the Funds had no open swaptions.
(e) Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the initiation period are included in the Statements of Assets and Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, as applicable.
These upfront premiums are amortized and accreted daily and are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)

1940 Act Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 113
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a
Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, a
Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of April 30, 2023 are disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
Total Return Swap Contracts — Certain Funds entered into total return swap contracts to take long and short positions in equities or to obtain exposure to a domestic or foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's
Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal

114 - Notes to Financial Statements - April 30, 2023 (Unaudited) - 1940 Act Funds
to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that a
Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty.
Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value may also include interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between a Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of a Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Certain Funds entered into total return swap contracts on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swap contracts is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the counterparty to a total return swap defaults, a Fund’s risk of loss consists of the net amount of payments that a Fund is contractually entitled to receive, if any.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
Interest Rate Swap Contracts — Certain Funds entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Funds have segregated liquid assets to cover their obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); a Fund will realize a gain or loss upon the payment or receipt of accrued interest. A Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to a Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, a Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of a Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(f) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.

1940 Act Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 115
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
(g) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.

116 - Notes to Financial Statements - April 30, 2023 (Unaudited) - 1940 Act Funds
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of April 30, 2023:
Bond Portfolio
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts $ 168,456
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts 631,611
Total $ 800,067
Liabilities:
Swap Contracts†
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts $ (57,637)
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts (1,988,382)
Total $ (2,046,019)
Multi-Cap Portfolio
Assets: Statement of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 278,224
Interest rate risk Investment securities, at value 1,974,262
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts 377,260
Equity risk Swap contracts, at value 9,635,147
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts 1,299,675
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 603,403
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts 3,681,859
Interest rate risk Receivable/payable for variation margin on futures contracts 1,847,906
Total $ 19,697,736
Liabilities:
Written Options
Equity risk Written options, at value $ (133,713)
Interest rate risk Written options, at value (101,569)
Swap Contracts†
Equity risk Swap Contracts, at value (1,396,599)
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts (450,967)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (392,037)
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts (4,791,860)
Interest rate risk Receivable/payable for variation margin on futures contracts (8,774,545)
Total $ (16,041,290)

1940 Act Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 117
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2023:
U.S. 130/30 Equity
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 5,422,234
Total $ 5,422,234
Liabilities:
Swap Contracts†
Equity risk Swap Contracts, at value $ (7,943,901)
Total $ (7,943,901)
# Includes cumulative appreciation /( depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation /( depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
Bond Portfolio
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ 497,685
Interest rate risk 42,541
Futures Contracts
Interest rate risk (7,293,569)
Total $ (6,753,343)
Multi-Cap Portfolio
Realized Gains (Losses): Total
Purchased Options§
Equity risk $ (837,560)
Interest rate risk (2,549,471)
Written Options
Equity risk 835,424
Interest rate risk 2,462,246
Swap Contracts
Credit risk 3,365,843
Equity risk 251,489,471
Interest rate risk 6,168,968
Forward Foreign Currency Contracts
Currency risk (4,670,514)
Futures Contracts
Equity risk (2,737,117)
Interest rate risk 23,460,846
Total $ 276,988,136
U.S. 130/30 Equity
Realized Gains (Losses): Total
Swap Contracts
Equity risk $ 5,712,252
Total $ 5,712,252
§ Realized gains (losses) from purchased options are included in "Net realized gains (losses) from transactions in investment securities."

118 - Notes to Financial Statements - April 30, 2023 (Unaudited) - 1940 Act Funds
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended April 30, 2023:
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended April 30,
2023:
Bond Portfolio
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ (86,846)
Interest rate risk 110,819
Futures Contracts
Interest rate risk (1,575,890)
Total $ (1,551,917)
Multi-Cap Portfolio
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Equity risk $ (401,061)
Interest rate risk 1,233,579
Written Options
Equity risk (293,964)
Interest rate risk (1,510,256)
Swap Contracts
Credit risk (1,152,719)
Equity risk (143,285,337)
Interest rate risk (14,523,579)
Forward Foreign Currency Contracts
Currency risk (3,092,098)
Futures Contracts
Equity risk (1,554,080)
Interest rate risk (36,031,744)
Total $ (200,611,259)
U.S. 130/30 Equity
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Equity risk $ (3,140,067)
Total $ (3,140,067)
§ Change in unrealized appreciation/depreciation from purchased options is included in "Net change in unrealized appreciation/
depreciation in the value of investment securities."
Bond Portfolio
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Sell Protection $ 25,942,857
Centrally Cleared Interest Rate Swaps:
Average Notional Balance—Pays Fixed rate $ 14,074,286
Average Notional Balance—Pays Float Rate $ 19,014,286
Futures Contracts:
Average Notional Balance Long $ 84,100,562
Average Notional Balance Short $ 103,174,750

1940 Act Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 119
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of April 30, 2023, certain Funds may have entered into futures contracts, centrally cleared swaps, over the counter swaps, forward foreign currency contracts, purchased options and written options contracts. The futures contract agreement, centrally cleared swaps agreements, purchased options agreements and written options contracts agreements do not provide for netting arrangements
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
Multi-Cap Portfolio
Options:
Average Value Purchased $ 1,654,947
Average Value Written $ 217,540
Average Number of Purchased Option Contracts 18,797,067
Average Number of Written Option Contracts 15,543,696
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Sell Protection $ 114,700,429
Centrally Cleared Interest Rate Swaps:
Average Notional Balance—Pays Fixed rate $ 202,999,143
Average Notional Balance—Pays Float Rate $ 65,353,571
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 2,255,138,602
Average Notional Balance — Pays Float Rate $ 121,930,402
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 19,275,657
Average Settlement Value Sold $ 153,199,908
Futures Contracts:
Average Notional Balance Long $ 572,033,502
Average Notional Balance Short $ 1,380,624,796
U.S. 130/30 Equity
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 139,590,302
Average Notional Balance — Pays Float Rate $ (129,572,884)

120 - Notes to Financial Statements - April 30, 2023 (Unaudited) - 1940 Act Funds
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts and OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of April 30, 2023:
Multi-Cap Portfolio
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
*
Net Amount
of Asset
Derivatives
Bank of America NA Swap Contracts $ 8,727,766 $ (16,077) $ — $ 8,711,689
Goldman Sachs Swap Contracts 236,094 — — 236,094
Goldman Sachs Bank
USA
Forward Foreign
Currency Contracts 95,414 (95,414) — —
JPMorgan Chase
Bank NA Purchased Options 278,224 (133,713) — 144,511
JPMorgan Chase
Bank NA Swap Contracts 655,374 (655,374) — —
Total JPMorgan
Chase Bank NA 933,598 ( 789 , 087 ) — 144 , 511
Morgan Stanley
Capital Services, Inc. Swap Contracts 15,913 (15,913) — —
Morgan Stanley Co.,
Inc.
Forward Foreign
Currency Contracts 507,989 (94,163) — 413,826
Total $ 10, 516 , 774 $ ( 1,010 , 654 ) $ — $ 9, 506 , 120
* Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparties.
Aggregate additional collateral received was $70,000.
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
*
Net Amount
of Liability
Derivatives
Bank of America NA
Forward Foreign
Currency Contracts $ (5,663) $ — $ — $ (5,663)
Bank of America NA Swap Contracts (16,077) 16,077 — —
Total Bank of America
NA (21,740) 16,077 — (5,663)
Goldman Sachs Bank
USA
Forward Foreign
Currency Contracts (292,211) 95,414 — (196,797)
JPMorgan Chase
Bank NA
Swap Contracts
(882,717) 655,374 227,343 —
JPMorgan Chase
Bank NA Written Options (133 , 713) 133,713 — —
Total JPMorgan
Chase Bank NA (1,016 , 430) 789 , 087 227,343 —
Morgan Stanley
Capital Services, Inc.
Swap Contracts
(497,805) 15,913 481,892 —
Morgan Stanley Co.,
Inc.
Forward Foreign
Currency Contracts (94,163) 94,163 — —
Total $ (1, 922 , 349 ) $ 1,010 , 654 $ 709,235 $ ( 202 , 460 )
* Collateral pledged includes non-cash collateral. For additional information on the Fund's non-cash collateral, please refer to the
Statement of Investments. Per GAAP disclosure requirements, the table above does not include the additional collateral pledged from the counterparties. Aggregate additional collateral pledged was $19,546,106.

1940 Act Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 121
(h) TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced,” trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
(i) Securities Lending
During the six months ended April 30, 2023, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
U.S. 130/30 Equity
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
JPMorgan Chase
Bank NA Swap Contracts $ 5,422,234 $ (5,422,234) $ — $ —
Total $ 5,422,234 $ (5,422,234) $ — $ —
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
JPMorgan Chase
Bank NA
Swap Contracts
$ (7,795,615) $ 5,422,234 $ — $ (2,373,381)
Total $ (7,795,615) $ 5,422,234 $ — $ (2,373,381)

122 - Notes to Financial Statements - April 30, 2023 (Unaudited) - 1940 Act Funds
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2023, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of April 30, 2023, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(j) Joint Repurchase Agreements
During the six months ended April 30, 2023, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Bond Portfolio $ 2,022,970
Multi-Cap Portfolio 16,912,543

1940 Act Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 123
As of April 30, 2023, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
(k) Repurchase Agreements
During the six months ended April 30, 2023, certain Funds, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash through an account at JPMorgan, the Funds' custodian, the daily balance of which is invested in one or more repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.
As of April 30, 2023, the joint repos on a gross basis were as follows:
CF Secured, LLC, 4.77%, dated 4/28/2023, due 5/1/2023, repurchase price $105,903,970, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 7.63%, maturing 5/15/2023 - 2/15/2053; total market value $112,676,341.
Bond Portfolio
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 2,022,970 $ – $ 2,022,970 $ (2,022,970) $ –
Total $ 2,022,970 $ – $ 2,022,970 $ (2,022,970) $ –
Multi-Cap Portfolio
Gross Amounts
not Offset in the
Statement of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statement of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 16,912,543 $ – $ 16,912,543 $ (16,912,543) $ –
Total $ 16,912,543 $ – $ 16,912,543 $ (16,912,543) $ –
* As of April 30, 2023, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

124 - Notes to Financial Statements - April 30, 2023 (Unaudited) - 1940 Act Funds
As of April 30, 2023, the Fund’s investment in the repos was subject to an enforceable netting arrangement. The Fund’s holding in the repos was as follows:
(l) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(m) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Multi-Cap Portfolio
Gross Amounts
not Offset in the
Statement of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statement of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Goldman Sachs & Co. $ 4,500,000 $ 4,500,000 $ (4,500,000) $ –
Total $ 4,500,000 $ – $ 4,500,000 $ (4,500,000) $ –
* As of April 30, 2023, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

1940 Act Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 125
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(n) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(o) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of April 30, 2023, the subadviser for each Fund is as follows:
Fund Subadviser
Bond Portfolio Goldman Sachs Asset Management L.P. ("GSAM")
Multi Cap Portfolio BlackRock Investment Management. LLC
GSAM
Janus Capital Management LLC
Western Asset Management Company, LLC
U.S. 130/30 Equity Jacobs Levy Equity Management, Inc.

126 - Notes to Financial Statements - April 30, 2023 (Unaudited) - 1940 Act Funds
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended April 30, 2023, the Funds paid investment advisory fees to NFA according to the following schedule.
During the six months ended April 30, 2023, due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive a portion of its Investment Advisory Fee. The following table provides the waiver of such investment advisory fee for which NFA shall not be entitled to later seek recoupment.
For the six months ended April 30, 2023, the Funds' effective advisory fee rates were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 29,
2024.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
Fund Fee Schedule
Advisory Fee
(annual rate)
Bond Portfolio Up to $500 million 0.265%
$500 million up to $1 billion 0.255%
$1 billion and more 0.245%
Multi Cap Portfolio Up to $1.5 billion 0.23%
$1.5 billion up to $3 billion 0.21%
$3 billion and more 0.19%
U.S. 130/30 Equity Up to $200 million 0.93%
$200 million up to $500 million 0.73%
$500 million and more 0.68%
Fund Amount
Multi-Cap Portfolio $ 257,257
Fund
Effective Advisory
Fee Rate Before
Voluntary* Fee
Waivers and Expense
Reimbursements
Effective Advisory Fee
Rate After Voluntary*
Fee Waivers
Effective Advisory
Fee Rate After
Voluntary* Fee
Waivers and Expense
Reimbursements
Bond Portfolio 0.26 %       N/A 0.26%
Multi-Cap Portfolio 0.21 0.20% 0.20
U.S. 130/30 Equity 0.82       N/A 0.43
* Voluntary waivers may be discontinued at any time at the discretion of NFA.
Fund Classes
Amount
(annual rate)
U.S. 130/30 Equity All Classes 0.49%

1940 Act Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 127
As of April 30, 2023, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2023, NFM earned an aggregate of $966,055 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2023, the Funds’ aggregate portion of such costs amounted to $13,446.
As of April 30, 2023, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
4. Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be
Fund
Fiscal Year
2022 Amount
Six Months Ended
April 30, 2023
Amount Total
Bond Portfolio $ — $ — $ —
Multi-Cap Portfolio — — —
U.S. 130/30 Equity 233,779(a) 826,335 1,060,114
(a) For the period from September 12, 2022 (commencement of operations) through October 31, 2022.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund
% of Shares
Outstanding
Owned
Bond Portfolio 100.00%
Multi-Cap Portfolio 100.00
U.S. 130/30 Equity 100.00

128 - Notes to Financial Statements - April 30, 2023 (Unaudited) - 1940 Act Funds
payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023.
During the six months ended April 30, 2023, the Funds had no borrowings under the line of credit.
U.S. 130/30 Equity is not yet a party to this agreement, although it will be added as a party upon renewal of the agreement.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended April 30, 2023, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the six months ended April 30, 2023, purchases and sales of securities (excluding short-term securities) were as follows:
For the six months ended April 30, 2023, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Fund Purchases
*
Sales
*
Bond Portfolio $ 2,307,222,743 $ 2,320,824,451
Multi-Cap Portfolio 2,244,715,103 2,398,588,583
U.S. 130/30 Equity 346,410,397 216,890,104
*
Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Bond Portfolio $ 73,068,147 $ 229,701,618
Multi-Cap Portfolio 143,168,197 261,390,456

1940 Act Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 129
(b) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.

130 - Notes to Financial Statements - April 30, 2023 (Unaudited) - 1940 Act Funds
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(c) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(d) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On October 26, 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports. Tailored Shareholder Reports are
concise and visually engaging streamlined annual and semiannual reports that will focus on fund expenses, performance, certain portfolio holdings, and certain other retail-oriented information. Additional in-depth information is available online and for delivery free of charge to investors on request. The rule became effective in January 2023 and there is an 18-month transition period after the effective date with a compliance date of July 2024. Management is currently evaluating the implications of the changes and the impact on financial statement disclosures and reporting requirements.
9. Other
As of April 30, 2023, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
Fund % of Shares
Number of
Accounts
Bond Portfolio 64.95% 4(a)
Multi-Cap Portfolio 38.21 3(a)
U.S. 130/30 Equity 64.53 3(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.

1940 Act Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 131
10. Federal Tax Information
As of April 30, 2023, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
11. Settlement Proceeds
During the year ended October 31, 2022, the Multi-Cap Portfolio reached a settlement agreement in the amount of $31,254,300 from a former subadvisor. These settlement proceeds are reflected in the Financial Highlights.
12. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
13. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Bond Portfolio $ 1,051,165,835 $ 13,335,175 $ (58,513,045) $ (45,177,870)
Multi-Cap Portfolio 4,072,517,750 230,677,796 (70,374,907) 160,302,889
U.S. 130/30 Equity 487,819,519 36,297,324 (38,072,456) (1,775,132)

132 - Supplemental Information - April 30, 2023 (Unaudited) - 1940 Act Funds
Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard International Equities Fund
Nationwide Bailard Technology & Science Fund
Nationwide BNY Mellon Core Plus Bond ESG Fund
Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (formerly, Nationwide BNY Mellon Disciplined Value Fund)
Nationwide BNY Mellon Dynamic U.S. Core Fund
Nationwide Bond Fund
Nationwide Bond Portfolio
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Global Sustainable Equity Fund
Nationwide Government Money Market Fund
Nationwide GQG US Quality Equity Fund
Nationwide Inflation-Protected Securities Fund
Nationwide International Small Cap Fund
Nationwide Janus Henderson Overseas Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
Nationwide Multi-Cap Portfolio Fund
Nationwide Small Company Growth Fund
Nationwide WCM Focused Small Cap Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (each a “Sub-Adviser”)
(together, the “Advisory Agreements”) must be approved for each series of the Trust (individually a “Fund” and collectively the
“Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2022 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
• A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30,
2022) compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding the second largest share class.) An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds and advised the
Independent Trustees in connection with their consideration of the data provided by Broadridge and related matters.

1940 Act Funds - April 30, 2023 (Unaudited) - Supplemental Information - 133
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be an important factor in its deliberations.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser or a Sub-Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation of the firm based on information that was provided. In such cases, the Trustees determined that the omission of any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2022 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each meeting with Independent Legal Counsel. At the Trustees’ regular quarterly meeting in
December 2022, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the
Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.
• The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.
• The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel;
the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the
Adviser’s valuation and valuation oversight capabilities.
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Advisers.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds, and benefits to
Nationwide Life Insurance Company derived from guaranteed fixed annuity contracts issued by it and held until recently by certain of the Funds.

134 - Supplemental Information - April 30, 2023 (Unaudited) - 1940 Act Funds
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.
The Trustees considered that Nationwide Amundi Strategic Income Fund, Nationwide BNY Mellon Core Plus Bond ESG Fund,
Nationwide BNY Mellon Disciplined Value Fund, Nationwide BNY Mellon Dynamic U.S. Core Fund, Nationwide Bond Fund,
Nationwide Bond Portfolio, Nationwide Diamond Hill Large Cap Concentrated Fund, Nationwide Fund, Nationwide Geneva Mid
Cap Growth Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide GQG US Quality Equity Fund, Nationwide Inflation-
Protected Securities Fund, Nationwide Janus Henderson Overseas Fund, and Nationwide Multi-Cap Portfolio Fund, were shown to pay actual management fees and to have total expense ratios (including 12b-1/non-12b-1 fees) at levels lower than or equal to their peer group medians.
With respect to Nationwide Amundi Global High Yield Fund, Nationwide Bailard Cognitive Value Fund, Nationwide Bailard
International Equities Fund, Nationwide Bailard Technology & Science Fund, Nationwide International Small Cap Fund, Nationwide
Loomis All Cap Growth Fund, Nationwide Loomis Core Bond Fund, Nationwide Loomis Short Term Bond Fund, Nationwide Small
Company Growth Fund, and Nationwide WCM Focused Small Cap Fund, the Trustees considered that, although each Fund was shown to pay actual management fees higher than its peer group median, its total expense ratio (including 12b-1/non-12b-1 fees) was at a level equal to or lower than the Fund’s peer group median (or, in the case of the total expense ratio of Nationwide
Loomis All Cap Growth Fund, Nationwide Loomis Core Bond Fund, and Nationwide Small Company Growth Fund, was within what the Trustees considered a generally acceptable range of the Fund’s peer group median) and the level of the Fund’s actual management fee was not so high, in the Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements. In connection with the Trustee’s consideration of Nationwide Loomis All Cap Growth Fund, the Trustees noted pro forma comparative expense information showing the effects of a lower expense limitation that was put into place for the Fund in June 2022.
For the Funds whose expense arrangements the Trustees determined to be acceptable on the bases described above, the
Trustees also considered each Fund’s investment performance. They noted that, with the exception of the Funds referred to below in the next five paragraphs, each of these Funds was shown to have experienced three-year performance for the period ended
June 30, 2022 at or above its peer group median, or below the median but within the top three comparative quintiles. With respect to Nationwide GQG US Quality Equity Fund and Nationwide Bond Portfolio, the Trustees considered that each Fund had been organized in 2021 and did not yet have three years of performance.
With respect to Nationwide WCM Focused Small Cap Fund the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered that the investment performance for the Fund had improved to the first quintile of its peer group for the one-year period ended June 30, 2022.
With respect to Nationwide Bailard International Equities Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group. The Trustees considered the Adviser’s statements regarding the Fund’s unusual status among the Nationwide Funds, in that it serves as a pooled investment vehicle for accounts of clients of the Fund’s
Sub-Adviser, Bailard, Inc., and virtually all of its shareholders are clients of Bailard, Inc. They considered the Adviser’s statements that the Fund is playing an important role in the relationship between Bailard, Inc. and its clients, and that the nature of that relationship is a factor strongly favoring the continuation of the Fund’s sub-advisory relationship. The Adviser stated that it would nonetheless continue to monitor the Fund’s performance closely.
The Trustees noted that, in the case of certain Funds that experienced unfavorable performance relative to their peers, NFA had replaced, or was considering replacing, the Funds’ subadvisers. With respect to Nationwide Janus Henderson Overseas Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered that, as of July 2022, the Fund’s prior subadviser was replaced and that additional time was necessary to evaluate the Fund’s performance under the new subadviser. With respect to Nationwide Loomis All Cap Growth Fund, the Trustees noted that the
Fund had experienced three-year performance in the fifth quintile of its peer group. The Trustees considered that the Adviser is considering additional steps to take in the coming year in light of that underperformance and that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance.
As to a number of Funds, the Trustees considered the Adviser’s statements that, although the Funds underperformed their peers, the underperformance reflected the general positioning of the Funds’ portfolios and was in line with the Adviser’s expectations in light of market conditions. With respect to Nationwide Bond Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered the Adviser’s statements that the Fund’s underperformance was substantially the result of the Fund’s portfolio having an overweight to longer duration investment grade corporate credit and an overweight to high yield compared to certain other funds in its peer group and that the Adviser stated that it would continue to monitor the Fund closely. With respect to Nationwide Inflation-Protected Securities Fund, the Trustees noted that the Fund had

1940 Act Funds - April 30, 2023 (Unaudited) - Supplemental Information - 135
experienced three-year performance in the fourth quintile of its peer group and considered the Adviser’s statements that the Fund’s underperformance was substantially the result of the Fund’s more conservative positioning compared to other funds in its peer group, and that the Fund had been designated for heightened review in the coming year in light of that performance. With respect to Nationwide Multi-Cap Portfolio Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered that additional Sub-Advisers were added to the Fund in February and November 2021 and additional time was necessary to evaluate the Fund’s performance under the new Sub-Advisers. In addition, the Trustees considered the Adviser’s statements that the Fund had performed as expected and its underperformance was substantially the result of the Fund’s portfolio positioning in the volatile bond and equity markets in 2022, and that the Fund had been designated for heightened review in the coming year in light of that performance. With respect to Nationwide Small Company Growth Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered the
Adviser’s statements that the Fund’s underperformance was substantially the result of the Fund’s growth-oriented investment style that was not in favor during the period and the impact of rising interest rates on the Fund’s holdings.
With respect to Nationwide Diamond Hill Large Cap Concentrated Fund, the Trustees noted that the Fund had experienced three-
year performance in the fifth quintile of its peer group and considered that on September 14, 2022 the Board approved a plan of reorganization pursuant to which the Fund would be merged into the Nationwide GQG US Quality Equity Fund in the near future.
The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
The Trustees considered that certain Funds compared unfavorably with their peers on the basis of both their expenses and performance records. With respect to Nationwide American Century Small Cap Income Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median and the Fund’s total expense ratio
(including 12b-1/non-12b-1 fees) was higher than the Fund’s peer group median in the fifth quintile of its peer group. The Trustees noted that the Fund had experienced three-year performance for the period ended June 30, 2022 below median but within the third quintile of its peer group and considered that on September 14, 2022, the Board approved the liquidation of the Fund effective in
January 2023. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory
Agreement for the period until its liquidation.
With respect to Nationwide Global Sustainable Equity Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median and that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was higher than the Fund’s peer group median in the fifth quintile of its peer group. The Trustees considered that in September 2022, the Adviser increased the Fund’s expense limitation having the effect, according to the Adviser, of reducing the Fund’s total net expense ratio by five basis points. The Trustees noted that the Fund had experienced above-median (second quintile) three-year performance for the period ended June 30, 2022. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to Nationwide Government Money Market Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fourth quintile, and that the Fund’s total expense ratio (including 12b-1/
non-12b-1 fees) was in the fifth quintile of its peer group. The Trustees considered that, although the Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared acceptable within seven basis points of the median, particularly in light of the Fund’s three-year investment performance, during a period of generally historically low short-term interest rates, shown to be within the third quintile of its peer group (within one basis point of the median). The Trustees also considered the voluntary waivers put in place by Adviser to maintain the Fund’s $1.00 net asset value for calendar year 2021 and the first half of 2022. The
Trustees determined on the basis of all of the information presented to them that the expense and performance information of the
Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule is subject to contractual advisory fee breakpoints. The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-
Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2022.

136 - Supplemental Information - April 30, 2023 (Unaudited) - 1940 Act Funds
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Mutual Funds (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”).  The Trust’s Board of Trustees (the “Board”) has designated
Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a Liquidity Risk
Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets.  The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets.  Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1)
the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;  and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.  Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the  investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.   Each
Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 13, 2023, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2021 through November 30, 2022. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

1940 Act Funds - April 30, 2023 (Unaudited) - Management Information - 137
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 47 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

138 - Management Information - April 30, 2023 (Unaudited) - 1940 Act Funds
Interested Trustee
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 116
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

1940 Act Funds - April 30, 2023 (Unaudited) - Management Information - 139
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Kevin T. Jestice
Year of Birth Positions Held with Funds and Length of Time Served
1980 President, Chief Executive Officer and Principal Executive Officer since March 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Jestice is President and Chief Executive Officer of Nationwide Funds Group and is a Senior Vice President of Nationwide Mutual Insurance
Company.
=
1
He previously served as Vice President of Internal Sales and Service (ISS) and Institutional Investments Distribution (IID) for Nationwide
Financial Services, Inc. Prior to joining Nationwide in 2020, Mr. Jestice served as Principal, Head of Enterprise Advice and as Principal, Head of
Institutional Investor Services at The Vanguard Group, Inc. for more than 13 years.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1963 Senior Vice President and Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group and is a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the Trust’s Treasurer and Principal Financial Officer, and served temporarily as the Trust’s President,
Chief Executive Officer and Principal Executive Officer from September 2022 until March 2023.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
1
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
1

140 - Market Index Definitions - April 30, 2023 (Unaudited) - 1940 Act Funds
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

1940 Act Funds - April 30, 2023 (Unaudited) - Market Index Definitions - 141
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

142 - Market Index Definitions - April 30, 2023 (Unaudited) - 1940 Act Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the info rmation on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.

1940 Act Funds - April 30, 2023 (Unaudited) - Market Index Definitions - 143
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

144 - Market Index Definitions - April 30, 2023 (Unaudited) - 1940 Act Funds
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

1940 Act Funds - April 30, 2023 (Unaudited) - Glossary - 145
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds.
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

146 - Glossary - April 30, 2023 (Unaudited) - 1940 Act Funds
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500
®
Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market Capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Mutual Fund: A pooled, diversified portfolio of securities managed by a professional portfolio manager. The pooled funds come from individual investors who purchase shares of the mutual fund.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.

1940 Act Funds - April 30, 2023 (Unaudited) - Glossary - 147
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Share: Also known as stocks or shares of stock, are a portion of ownership of a company’s equity. The value of a share is based on how the company divided its equity into units. Shares entitle the share owner to a portion of the company’s profits (or gain in stock price). This also applies to a drop in the stock price, as the value of the share will go down with it.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-40 (6-23)
Call 800-848-0920 to request a summary prospectus , statutory prospec tus, or SAI. You can also download regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
T he Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of
Nationwid e Mutual Insurance Company. © 2023

Semiannual Report
April 30, 2023 (Unaudited)
Nationwide Mutual Funds
International Funds
Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Bailard International Equities Fund
Nationwide Global Sustainable Equity Fund
Nationwide International Small Cap Fund
Nationwide Janus Henderson Overseas Fund
IMPORTANT INFORMATION
As permitted by the Securities and Exchange Commission, Nationwide Mutual Funds
no longer mails paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports. Instead, Nationwide Mutual Funds posts the reports on the Funds’ website, nationwide.com/mutualfundprospectuses , and mails you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery), you do not need to take any action. If you wish to receive reports and other Fund documents via eDelivery
you may elect this option
by contacting your financial intermediary (such as a
broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-
848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, please contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, please call Shareholder Services at 800-848-0920 to register your preference, and tell them that you wish to continue receiving paper copies of your reports. Your election to receive paper reports applies to all Funds held in your account.

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling
800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Overview 9
Shareholder Expense Examples 10
Statements of Investments 13
Statements of Assets and Liabilities 50
Statements of Operations 54
Statements of Changes in Net Assets 56
Financial Highlights 66
Notes to Financial Statements 74
Supplemental Information 101
Management Information 107
Market Index Definitions 110
Glossary 115

Nationwide Mutual Funds - April 30, 2023 (Unaudited) - 1
Message to Investors
Dear Investor,
In these complex and uncertain times, we continue to work with determination to navigate markets and manage the assets entrusted to us. At Nationwide, we hold your confidence in the highest regard, as we strive to provide a broad array of competitive mutual funds to support your diverse investment needs. In addition, we maintain our unshakeable commitment to our employees, communities and you, our investors.
During the semi-annual reporting period ended on April 30, 2023, most asset classes produced a positive investment return. In the early part of the reporting period, equity markets experienced fluctuations as investors reacted to various economic data points. Initial market gains were driven by better-than-expected earnings reports and evidence that inflation had peaked in June
2022. During the second month of the reporting period, however, the market experienced a downturn, with the S&P 500
®
Index falling 5.76% in December 2022. This decline was prompted by comments from Jerome Powell, Chair of the Federal Reserve (“Fed”), who indicated that the Fed anticipated further interest rate increases to quell inflation. Further, the Fed raised the median projection for the federal funds rate to 5.1% by the end of 2023, a figure higher than the
4.6% projected in September 2022.
The unexpectedly hawkish comments from the Fed shifted investor sentiment to extremely negative levels in December 2022. However, for the reporting period, equity markets delivered positive returns. The S&P 500
®
Index gained 8.63%, and the MSCI EAFE
®
Index registered a
24.19% return. For perspective, it is important to recognize that the stock market was highly tumultuous in multiple aspects during 2022. For instance, the level of decline in both the equity and bond markets was notable, as was the degree of volatility seen throughout the year. Further, it is noteworthy that the S&P 500
®
Index closed down 57% of the trading days in 2022. Against
this backdrop, the market exhibited resilience during the reporting period, despite the recent banking stress and concerns about a potential recession in the latter half of 2023.
The economic data was mixed during the reporting period, confounding policymakers, economists, and investors. For example, the Fed Funds Futures market continued to price approximately two to three rate cuts by the end of 2023, while the Fed continued to reassure investors that no rate cuts would commence in 2023. Economic growth was modest during the reporting period. For example, fourth-quarter gross domestic product (“GDP”) rose at a
2.6% annualized pace, a minor reduction from the 3.2% annualized growth rate from the prior quarter, per the U.S. Bureau of Economic Analysis. Likewise, for the first quarter of 2023,
GDP grew at an annualized rate of 1.1%. However, signs of decelerating economic growth in the U.S. economy persisted during the reporting period. For instance, key leading economic indicators, such as the yield curve, the Conference Board’s Leading Economic Index
®
(“LEI”),
and tightening bank lending standards, indicated signs of a nearing recession. It is important to remember that recessions and expansions are usually magnified through the labor market, which has remained highly resilient during the reporting period. With the unemployment rate at an all-time 54-year low, investors remained steadfast that a “soft landing” from a potential recession was still feasible, providing a tailwind for equities.
While the exact timing of a recession remains elusive, the economy is showing signs of slower growth.

2 - April 30, 2023 (Unaudited) - Nationwide Mutual Funds
Despite facing challenges during the reporting period, including the collapse of two regional U.S.
banks and the emergency rescue of Credit Suisse, the S&P 500 Index managed to generate a positive return. Within the S&P 500, communication services, information technology, and consumer staples were the strongest performers. On the other hand, energy, financials, and healthcare were the weakest performers. The easing of the two largest sources of discomfort in 2022, namely the highest inflation in over four decades, coupled with the fastest and most aggressive monetary policy response since the 1980s, was arguably the driving force behind the market’s resurgence during the first quarter of 2023. Further, 2022 saw high-valuation technology stocks lag the overall market. During the reporting period, however, investors flocked to large-cap technology companies as fears of a banking contagion roiled investor confidence and increased investors’ expectations that the Fed would have to lower rates to stem an economic downturn.
As measured by the relative outperformance of the Russell 1000
®
Growth Index over the
Russell 1000
®
Value Index, the various indices exemplified the sentiment and positioning of investors over the reporting period. Investors favored companies with strong balance sheets, exceptional cash flows, and the ability to capture market share against a slowing economic backdrop. Further, investors bid up mega-cap tech stocks as some of the hawkish Fed rhetoric and moderation in inflation that crushed long-duration assets in 2022 abated, giving investors hope that the Fed might be closer to pausing its rate hiking cycle. For the reporting period, the
Russell 1000
®
Growth returned 11.51%, while the Russell 1000
®
Value posted a 4.54% return.
Another notable trend during the reporting period was global markets outperforming domestic markets, as measured by the MSCI Emerging Markets
®
Index, which was up 16.36% during
the reporting period. The S&P 500
®
Index, on the other hand, returned 8.63%. The notable
outperformance was attributed to several factors. First, the U.S. Dollar Index fell by 8.8% during the reporting period and over 11% since reaching a multi-decade high in September 2022.
Second, China’s GDP grew by 4.5% in the first quarter of 2023, reassuring investors that the bullish narrative surrounding China’s growth remained largely intact. Lastly, European banking risks moderated, decreasing the probability of contagion among European banks.
The 2-year Treasury yield epitomized the volatility experienced by the fixed-income market during the reporting period. For example, the 2-year U.S. Treasury yield went from a high of
5.1% on March 8th, 2023, to around 4.0% on March 13th, 2023. Moreover, the yield on the
2-year Treasury moved 0.20% or more for six consecutive days in March, the longest streak since at least 1977. The rapid movement in yields primarily reflected investors’ risk-off appetite and fears that a credit crunch would increase the risk of the Federal Reserve committing a policy error, i.e., pushing the economy into a recession. Further, the ICE BofAML MOVE Index, which tracks bond market volatility, traded at levels not seen since the 2008-2009 Global Financial
Crisis. For perspective, the MOVE Index started the reporting period at 148, increased to over
180 on March 15th, and ended the reporting period at 122.
The recent performance of risk assets during the reporting period is likely attributed to the resurgence of better-than-expected economic data, easing of banking sector pressures, and disinflation trends.
The sustained yield curve inversion over the reporting period reflected the bond market’s elevated anxiety about a potential recession in the year ahead. For example, at the beginning of the reporting period, the spread between the 10-year U.S. Treasury note yield and the 2-year
U.S. Treasury note yield was -0.47. Against the backdrop of a potential Fed policy error, the spread reached a low of -1.07 on March 8th, a level not seen since the 1980s. Due to the crisis in banking, however, the spread began to narrow, which some investors interpreted as an ominous sign that a recession was likely on the horizon. Amidst all the volatility experienced in the bond market during the reporting period, investors allocated cash into money market funds, with money market funds swelling to $5.26 trillion as of April 27th, 2023. The influx into money market funds represented an important shift in investor sentiment and preference during the reporting period. Cash sorting, or investors migrating from non-interest paying deposits to money market funds, was a key concern for investors worried about bank profitability, specifically net

Nationwide Mutual Funds - April 30, 2023 (Unaudited) - 3
interest margins. Ultimately, Treasury bill yields may rise modestly if the Fed continues to hike rates; however, as economic data continues to moderate, the Fed will need to balance financial stability risk against its mission to assuage inflation.
As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial professional. At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.
Sincerely,
Kevin T. Jestice
President and Chief Executive Officer
Nationwide Funds
The following chart provides returns for various market segments for the six-month reporting period that ended April 30, 2023:
Index
Semiannual Total Return
(as of April 30, 2023)
Bloomberg Emerging Markets USD (United States Dollars)
Aggregate Bond Index 10.28%
Bloomberg Municipal Bond Index 7.65%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index 2.89%
Bloomberg U.S. 10-20 Year Treasury Bond Index 11.85%
Bloomberg U.S. Aggregate Bond Index 6.91%
Bloomberg U.S. Corporate High Yield Index 6.21%
MSCI EAFE
®
Index 24.19%
MSCI Emerging Markets
®
Index 16.36%
MSCI ACWI ex USA Index 20.65%
Russell 1000
®
Growth Index 11.51%
Russell 1000
®
Value Index 4.54%
Russell 2000
®
Index -3.45%
S&P 500
®
Index 8.63%
Source: Morningstar

4 - Fund Overview - April 30, 2023 (Unaudited) - Nationwide Amundi Global High Yield Fund
Asset Allocation
1
Corporate Bonds 87.7%
Repurchase Agreement 5.6%
Loan Participations 4.1%
Common Stock 0.5%
Convertible Bonds 0.5%
Asset-Backed Security 0.2%
Warrant
†
0.0%
Forward Currency Contracts (0.1)%
Credit Default Swaps (0.2)%
Other assets in excess of liabilities 1.7%
100.0%
Top Industries
2
Oil, Gas & Consumable Fuels 12.5%
Hotels, Restaurants & Leisure 7.9%
Passenger Airlines 7.1%
Consumer Finance 6.6%
Commercial Services & Supplies 4.2%
Financial Services 4.1%
Diversified Telecommunication Services 3.5%
Chemicals 3.4%
Media 3.1%
Pharmaceuticals 2.9%
Other Industries
#
44.7%
100.0%
Top Holdings
2
ABRA Global Finance, 6.00%, 3/2/2028 2.3%
Avation Capital SA, 6.50%, 10/31/2026 1.9%
First Brands Group LLC, 1st Lien Term Loan,
10.25%, 3/30/2027 1.8%
Grupo Aeromexico SAB de CV, 8.50%, 3/17/2027 1.8%
ProFrac Holdings II LLC, Term Loan, 12.42%,
3/4/2025 1.7%
Transportes Aereos Portugueses SA, 5.63%,
12/2/2024 1.4%
ASG Finance Designated Activity Co., 7.88%,
12/3/2024 1.4%
McGraw-Hill Education, Inc., 8.00%, 8/1/2029 1.2%
Global Aircraft Leasing Co. Ltd., 6.50%, 9/15/2024 1.2%
Mativ Holdings, Inc., 6.88%, 10/1/2026 1.2%
Other Holdings
#
84.1%
100.0%
Top Countries
2
United States 49.2%
Canada 5.6%
Mexico 4.5%
Brazil 4.1%
Italy 3.1%
Colombia 2.6%
France 2.5%
United Kingdom 2.2%
Singapore 1.9%
Germany 1.6%
Other Countries
#
22.7%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

Nationwide Amundi Strategic Income Fund - April 30, 2023 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Corporate Bonds 57.7%
Collateralized Mortgage Obligations 13.9%
Asset-Backed Securities 6.6%
Commercial Mortgage-Backed Securities 5.6%
Repurchase Agreement 3.3%
Loan Participations 1.9%
Convertible Bonds 1.2%
Convertible Preferred Stock 0.4%
Foreign Government Security 0.3%
Common Stock 0.1%
Warrant
†
0.0%
Forward Currency Contracts
†
(0.0)%
Credit Default Swaps (0.2)%
Futures Contracts (1.0)%
Other assets in excess of liabilities
§
10.2%
100.0%
Top Industries
2
Banks 16.7%
Capital Markets 4.6%
Insurance 4.1%
Financial Services 3.7%
Oil, Gas & Consumable Fuels 3.7%
Consumer Finance 3.6%
Passenger Airlines 3.5%
Electric Utilities 2.9%
Chemicals 2.4%
Media 1.8%
Other Industries
#
53.0%
100.0%
Top Holdings
2
FHLMC Structured Agency Credit Risk Debt Notes,
6.90%, 4/25/2043 1.8%
Nomura Holdings, Inc., 5.61%, 7/6/2029 1.5%
Enel Finance International NV, 5.00%, 6/15/2032 1.4%
ProFrac Holdings II LLC, Term Loan, 12.42%,
3/4/2025 1.3%
ABRA Global Finance, 6.00%, 3/2/2028 1.3%
Northern Trust Corp., 6.13%, 11/2/2032 1.3%
Mitsubishi UFJ Financial Group, Inc., 5.41%,
4/19/2034 1.3%
Oaktown Re III Ltd., 9.37%, 7/25/2029 1.2%
STACR Trust, 15.52%, 2/25/2047 1.2%
SLG Office Trust, 2.85%, 7/15/2041 1.1%
Other Holdings
#
86.6%
100.0%
Top Countries
2
United States 56.2%
Bermuda 9.1%
United Kingdom 5.0%
Italy 4.0%
Japan 3.6%
Canada 3.1%
Mexico 2.2%
France 1.9%
Brazil 1.6%
Netherlands 1.5%
Other Countries
#
11.8%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

6 - Fund Overview - April 30, 2023 (Unaudited) - Nationwide Bailard International Equities Fund
Asset Allocation
1
Common Stocks 98.0%
Repurchase Agreement 1.5%
Exchange Traded Fund 0.2%
Other assets in excess of liabilities 0.3%
100.0%
Top Industries
2
Pharmaceuticals 9.2%
Banks 8.0%
Oil, Gas & Consumable Fuels 5.8%
Metals & Mining 5.7%
Semiconductors & Semiconductor Equipment 5.6%
Insurance 5.3%
Textiles, Apparel & Luxury Goods 4.4%
Automobiles 4.0%
Trading Companies & Distributors 3.4%
Personal Care Products 3.1%
Other Industries
#
45.5%
100.0%
Top Holdings
2
Novo Nordisk A/S, Class B 2.4%
LVMH Moet Hennessy Louis Vuitton SE 2.2%
Nestle SA (Registered) 1.7%
BP plc 1.5%
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen (Registered) 1.5%
AstraZeneca plc, ADR 1.5%
TotalEnergies SE 1.5%
ASML Holding NV (Registered), NYRS 1.5%
Siemens AG (Registered) 1.4%
L'Oreal SA 1.4%
Other Holdings
#
83.4%
100.0%
Top Countries
2
Japan 23.1%
France 12.1%
United Kingdom 11.0%
Germany 7.1%
United States 6.6%
Australia 6.6%
Netherlands 6.0%
Italy 4.1%
Denmark 3.8%
Spain 3.1%
Other Countries
#
16.5%
100.0%
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

Nationwide International Small Cap Fund - April 30, 2023 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Common Stocks 97.1%
Repurchase Agreement 2.3%
Exchange Traded Fund 1.9%
Rights
†
0.0%
Liabilities in excess of other assets (1.3)%
100.0%
Top Industries
2
Machinery 8.1%
Banks 5.7%
Hotels, Restaurants & Leisure 4.4%
Financial Services 4.1%
Real Estate Management & Development 3.8%
Chemicals 3.4%
Specialty Retail 2.9%
Oil, Gas & Consumable Fuels 2.9%
Life Sciences Tools & Services 2.8%
Metals & Mining 2.7%
Other Industries
#
59.2%
100.0%
Top Holdings
2
iShares MSCI EAFE Small-Cap ETF 1.8%
Beazley plc 1.7%
Calbee, Inc. 1.5%
Rotork plc 1.5%
IMI plc 1.5%
JCDecaux SE 1.2%
Spectris plc 1.1%
Trelleborg AB, Class B 1.1%
Tecan Group AG (Registered) 1.1%
BAWAG Group AG 1.0%
Other Holdings
#
86.5%
100.0%
Top Countries
2
Japan 26.1%
United Kingdom 19.7%
Australia 6.0%
Canada 3.9%
France 3.8%
Italy 3.7%
Sweden 3.3%
Brazil 3.2%
Germany 3.2%
Switzerland 2.5%
Other Countries
#
24.6%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

8 - Fund Overview - April 30, 2023 (Unaudited) - Nationwide Global Sustainable Equity Fund
T
Asset Allocation
1
Common Stocks 98.5%
Repurchase Agreement 2.3%
Liabilities in excess of other assets (0.8)%
100.0%
Top Industries
2
Software 12.5%
Biotechnology 4.5%
Capital Markets 4.5%
Semiconductors & Semiconductor Equipment 4.4%
Banks 4.4%
Oil, Gas & Consumable Fuels 4.3%
Chemicals 4.2%
Insurance 4.2%
Machinery 4.1%
Pharmaceuticals 3.8%
Other Industries
#
49.1%
100.0%
Top Holdings
2
Microsoft Corp. 5.0%
Linde plc 2.8%
Visa, Inc., Class A 2.7%
UnitedHealth Group, Inc. 2.4%
AXA SA 2.4%
London Stock Exchange Group plc 2.3%
Hess Corp. 2.3%
TJX Cos., Inc. (The) 2.2%
Ameriprise Financial, Inc. 2.1%
Eli Lilly & Co. 2.1%
Other Holdings
#
73.7%
100.0%
Top Countries
2
United States 61.1%
United Kingdom 9.3%
Japan 5.4%
France 4.8%
Norway 3.0%
Switzerland 2.1%
Netherlands 1.9%
Canada 1.9%
Finland 1.4%
India 1.3%
Other Countries
#
7.8%
100.0%
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

Nationwide Janus Henderson Overseas Fund - April 30, 2023 (Unaudited) - Fund Overview - 9
Asset Allocation
1
Common Stocks 96.1%
Other assets in excess of liabilities 3.9%
100.0%
Top Industries
2
Banks 12.3%
Pharmaceuticals 10.1%
Insurance 7.9%
Hotels, Restaurants & Leisure 7.5%
Semiconductors & Semiconductor Equipment 7.0%
Beverages 6.7%
Oil, Gas & Consumable Fuels 6.4%
Metals & Mining 5.6%
Textiles, Apparel & Luxury Goods 5.1%
Aerospace & Defense 4.1%
Other Industries 27.3%
100.0%
Top Holdings
2
Teck Resources Ltd., Class B 5.2%
BNP Paribas SA 4.7%
Entain plc 4.6%
Taiwan Semiconductor Manufacturing Co. Ltd. 3.9%
Ferguson plc 3.8%
Heineken NV 3.7%
BAE Systems plc 3.5%
Canadian Natural Resources Ltd. 3.4%
Dai-ichi Life Holdings, Inc. 3.4%
Deutsche Telekom AG (Registered) 3.3%
Other Holdings 60.5%
100.0%
Top Countries
2
United Kingdom 21.8%
United States 13.2%
Japan 11.1%
France 10.2%
Canada 8.5%
Netherlands 7.8%
China 6.1%
Germany 5.4%
Taiwan 3.9%
Austria 3.3%
Other Countries 8.7%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

10 - Shareholder Expense Examples - April 30, 2023 (Unaudited) - International Funds
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2022) and continued to hold your shares at the end of the reporting period (April 30, 2023).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2022 through April 30, 2023. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses
Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2022 through April 30, 2023. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 11/1/22
Ending Account
Value($) 4/30/23
Expenses Paid
During Period ($)
11/1/22 - 4/30/23
Expense Ratio
During Period (%)
11/1/22 - 4/30/23
Nationwide Amundi Global High Yield Fund
Class A Shares
Actual
(a)
1,000.00 1,040.80 5.21 1.03
Hypothetical
(a)(b)
1,000.00 1,019.69 5.16 1.03
Class C Shares
Actual
(a)
1,000.00 1,037.90 8.89 1.76
Hypothetical
(a)(b)
1,000.00 1,016.07 8.80 1.76
Class R6 Shares
Actual
(a)
1,000.00 1,042.20 3.54 0.70
Hypothetical
(a)(b)
1,000.00 1,021.32 3.51 0.70
Institutional Service Class Shares
Actual
(a)
1,000.00 1,042.40 4.15 0.82
Hypothetical
(a)(b)
1,000.00 1,020.73 4.11 0.82

International Funds - April 30, 2023 (Unaudited) - Shareholder Expense Examples - 11
Beginning Account
Value($) 11/1/22
Ending Account
Value($) 4/30/23
Expenses Paid
During Period ($)
11/1/22 - 4/30/23
Expense Ratio
During Period (%)
11/1/22 - 4/30/23
Nationwide Amundi Strategic Income Fund
Class A Shares
Actual
(a)
1,000.00 1,048.40 3.96 0.78
Hypothetical
(a)(b)
1,000.00 1,020.93 3.91 0.78
Class C Shares
Actual
(a)
1,000.00 1,043.60 8.01 1.58
Hypothetical
(a)(b)
1,000.00 1,016.96 7.90 1.58
Class R6 Shares
Actual
(a)
1,000.00 1,048.80 2.49 0.49
Hypothetical
(a)(b)
1,000.00 1,022.36 2.46 0.49
Institutional Service Class Shares
Actual
(a)
1,000.00 1,048.20 3.10 0.61
Hypothetical
(a)(b)
1,000.00 1,021.77 3.06 0.61
Nationwide Bailard International Equities Fund
Class A Shares
Actual
(a)
1,000.00 1,231.70 6.81 1.23
Hypothetical
(a)(b)
1,000.00 1,018.70 6.16 1.23
Class C Shares
Actual
(a)
1,000.00 1,227.90 10.77 1.95
Hypothetical
(a)(b)
1,000.00 1,015.12 9.74 1.95
Class M Shares
Actual
(a)
1,000.00 1,235.30 4.99 0.90
Hypothetical
(a)(b)
1,000.00 1,020.33 4.51 0.90
Class R6 Shares
Actual
(a)
1,000.00 1,235.30 4.99 0.90
Hypothetical
(a)(b)
1,000.00 1,020.33 4.51 0.90
Institutional Service Class Shares
Actual
(a)
1,000.00 1,235.20 5.21 0.94
Hypothetical
(a)(b)
1,000.00 1,020.13 4.71 0.94
Nationwide Global Sustainable Equity Fund
Class A Shares
Actual
(a)
1,000.00 1,101.00 6.51 1.25
Hypothetical
(a)(b)
1,000.00 1,018.60 6.26 1.25
Class C Shares
Actual
(a)
1,000.00 1,097.30 9.88 1.90
Hypothetical
(a)(b)
1,000.00 1,015.37 9.49 1.90
Class R6 Shares
Actual
(a)
1,000.00 1,103.00 4.69 0.90
Hypothetical
(a)(b)
1,000.00 1,020.33 4.51 0.90
Institutional Service Class Shares
Actual
(a)
1,000.00 1,102.50 5.21 1.00
Hypothetical
(a)(b)
1,000.00 1,019.84 5.01 1.00

12 - Shareholder Expense Examples - April 30, 2023 (Unaudited) - International Funds
Beginning Account
Value($) 11/1/22
Ending Account
Value($) 4/30/23
Expenses Paid
During Period ($)
11/1/22 - 4/30/23
Expense Ratio
During Period (%)
11/1/22 - 4/30/23
Nationwide International Small Cap Fund
Class A Shares
Actual
(a)
1,000.00 1,189.70 6.95 1.28
Hypothetical
(a)(b)
1,000.00 1,018.45 6.41 1.28
Class R6 Shares
Actual
(a)
1,000.00 1,192.00 4.84 0.89
Hypothetical
(a)(b)
1,000.00 1,020.38 4.46 0.89
Institutional Service Class Shares
Actual
(a)
1,000.00 1,190.40 5.38 0.99
Hypothetical
(a)(b)
1,000.00 1,019.89 4.96 0.99
Nationwide Janus Henderson Overseas Fund
Class A Shares
Actual
(a)
1,000.00 1,260.60 6.11 1.09
Hypothetical
(a)(b)
1,000.00 1,019.39 5.46 1.09
Class R6 Shares
Actual
(a)
1,000.00 1,262.90 4.04 0.72
Hypothetical
(a)(b)
1,000.00 1,021.22 3.61 0.72
Eagle Class Shares
Actual
(a)
1,000.00 1,262.60 4.04 0.72
Hypothetical
(a)(b)
1,000.00 1,021.22 3.61 0.72
Institutional Service Class Shares
Actual
(a)
1,000.00 1,261.20 5.27 0.94
Hypothetical
(a)(b)
1,000.00 1,020.13 4.71 0.94
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2022 through April 30, 2023 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

Nationwide Amundi Global High Yield Fund - April 30, 2023 (Unaudited) - Statement of Investments - 13
Asset-Backed Security 0.2%
Principal
Amount ($) Value ($)
UNITED STATES 0.2%
Airlines 0.2%
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 109,825 96,886
Total Asset-Backed Securities
(cost  $109,825) 96,886
Corporate Bonds 87.7%
BELGIUM 0.4%
Distributors 0.4%
Azelis Finance NV, 5.75%,
3/15/2028(a) EUR 185,000 204,737
BRAZIL 4.1%
Commercial Services & Supplies 0.4%
Atento Luxco 1 SA, 8.00%,
2/10/2026(a) 611,000 156,416
Ground Transportation 0.9%
Simpar Europe SA, 5.20%,
1/26/2031(a) 570,000 421,777
Marine Transportation 0.4%
Hidrovias International
Finance SARL, 4.95%,
2/8/2031(a) 245,000 184,546
Oil, Gas & Consumable Fuels 1.7%
Acu Petroleo Luxembourg
Sarl, 7.50%,
1/13/2032(a) 496,940 433,402
MC Brazil Downstream
Trading SARL, 7.25%,
6/30/2031(a) 434,813 334,141
767,543
Water Utilities 0.7%
Aegea Finance Sarl,
6.75%, 5/20/2029(a) 340,000 313,542
1,843,824
CANADA 5.5%
Aerospace & Defense 0.5%
Bombardier, Inc., 7.88%,
4/15/2027(a) 235,000 234,309
Commercial Services & Supplies 1.1%
Garda World Security
Corp.
9.50%, 11/1/2027(a) 216,000 206,991
6.00%, 6/1/2029(a) 380,000 312,550
519,541
Distributors 0.3%
Ritchie Bros Holdings, Inc.
6.75%, 3/15/2028(a) 50,000 51,750
7.75%, 3/15/2031(a) 75,000 79,687
131,437
Corporate Bonds
Principal
Amount ($) Value ($)
CANADA
Energy Equipment & Services 0.5%
Enerflex Ltd., 9.00%,
10/15/2027(a) 220,000 219,208
Oil, Gas & Consumable Fuels 3.1%
Baytex Energy Corp.
8.75%, 4/1/2027(a) 217,000 223,234
8.50%, 4/30/2030(a) 300,000 301,596
International Petroleum
Corp., Reg. S, 7.25%,
2/1/2027(a) 467,000 440,084
Strathcona Resources
Ltd., 6.88%, 8/1/2026(a) 327,000 276,533
Vermilion Energy, Inc.,
6.88%, 5/1/2030(a) 200,000 185,584
1,427,031
2,531,526
CAYMAN ISLANDS 1.2%
Consumer Finance 1.2%
Global Aircraft Leasing
Co. Ltd., 6.50%,
9/15/2024(a) 606,442 541,383
COLOMBIA 2.6%
Passenger Airlines 2.6%
ABRA Global Finance
0.00%, 3/2/2028(a) 161,327 132,557
6.00%, 3/2/2028(a) 1,322,492 1,046,061
1,178,618
CYPRUS 1.4%
Consumer Finance 1.4%
ASG Finance Designated
Activity Co., 7.88%,
12/3/2024(a) 660,000 636,900
CZECH REPUBLIC 0.3%
Hotels, Restaurants & Leisure 0.3%
Allwyn Entertainment
Financing UK plc,
7.25%, 4/30/2030(a) EUR 135,000 150,107
EGYPT 0.9%
Oil, Gas & Consumable Fuels 0.9%
Energean plc, 6.50%,
4/30/2027(a) 475,000 430,065
FRANCE 2.5%
Chemicals 0.5%
Lune Holdings Sarl,
5.63%, 11/15/2028(a) EUR 250,000 235,408
Health Care Providers & Services 0.9%
Chrome Bidco SASU,
3.50%, 5/31/2028(a) EUR 455,000 404,317
Real Estate Management & Development 1.1%
Emeria SASU, 7.75%,
3/31/2028(a) EUR 485,000 500,083
1,139,808

14 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Amundi Global High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
GERMANY 1.6%
Automobile Components 0.8%
IHO Verwaltungs GmbH,
8.75%, 5/15/2028(a) EUR 200,000 223,487
ZF North America
Capital, Inc., 7.13%,
4/14/2030(a) 150,000 154,829
378,316
Pharmaceuticals 0.8%
Cheplapharm Arzneimittel
GmbH, 7.50%,
5/15/2030(a) EUR 320,000 353,049
731,365
GHANA 0.8%
Oil, Gas & Consumable Fuels 0.8%
Tullow Oil plc, 10.25%,
5/15/2026(a) 470,000 367,070
HONG KONG 0.9%
Transportation Infrastructure 0 .9%
Seaspan Corp., 5.50%,
8/1/2029(a) 520,000 416,000
ISRAEL 1.3%
Banks 0.7%
Bank Leumi Le-Israel BM,
Reg. S, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.47%), 7.13%,
7/18/2033(a)(b) 315,000 306,227
Pharmaceuticals 0.6%
Teva Pharmaceutical
Finance Netherlands III
BV, 7.88%, 9/15/2029 260,000 272,261
578,488
ITALY 3.1%
Banks 0.5%
Intesa Sanpaolo SpA,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.60%), 4.20%,
6/1/2032(a)(b) 305,000 231,160
Containers & Packaging 0.8%
Fiber Bidco Spa, 11.00%,
10/25/2027(a) EUR 100,000 118,355
Guala Closures SpA,
3.25%, 6/15/2028(a) EUR 265,000 251,503
369,858
Hotels, Restaurants & Leisure 0 .8%
Lottomatica SpA
5.13%, 7/15/2025(a) EUR 200,000 222,165
9.75%, 9/30/2027(a) EUR 115,000 135,707
357,872
Corporate Bonds
Principal
Amount ($) Value ($)
ITALY
Specialty Retail 1.0%
Shiba Bidco SpA, 4.50%,
10/31/2028(a) EUR 500,000 457,329
1,416,219
LUXEMBOURG 0.8%
Financial Services 0.8%
Garfunkelux Holdco 3 SA
6.75%, 11/1/2025(a) EUR 160,000 133,540
7.75%, 11/1/2025(a) GBP 270,000 254,601
388,141
MEXICO 3.7%
Consumer Finance 0.0%
†
Credito Real SAB de CV
SOFOM ER, 8.00%,
1/21/2028(a)(c) 350,000 23,278
Diversified Telecommunication Services 0.8%
Total Play
Telecomunicaciones
SA de CV, 7.50%,
11/12/2025(a) 520,000 363,484
Financial Services 0.0%
†
Unifin Financiera SAB de
CV, 8.38%, 1/27/2028(a)
(c) 830,000 20,750
Hotels, Restaurants & Leisure 1.1%
Food Service Project SA,
5.50%, 1/21/2027(a) EUR 330,000 339,879
Grupo Posadas SAB
de CV, 5.00%,
12/30/2027(a)(d) 249,744 201,540
541,419
Passenger Airlines 1.8%
Grupo Aeromexico SAB de
CV, 8.50%, 3/17/2027(a) 925,000 827,578
1,776,509
MOLDOVA, REPUBLIC OF 0.5%
Food Products 0.5%
Aragvi Finance
International DAC,
8.45%, 4/29/2026(a) 360,000 244,800
NETHERLANDS 1.0%
Construction & Engineering 1.0%
Promontoria Holding 264
BV
6.38%, 3/1/2027(a) EUR 220,000 243,388
7.88%, 3/1/2027(a) 205,000 207,306
450,694
NIGERIA 0.7%
Diversified Telecommunication Services 0.7%
IHS Holding Ltd.
5.63%, 11/29/2026(a) 200,000 166,788

Nationwide Amundi Global High Yield Fund - April 30, 2023 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
NIGERIA
Diversified Telecommunication Services
6.25%, 11/29/2028(a) 200,000 158,500
325,288
PARAGUAY 0.4%
Food Products 0.4%
Frigorifico Concepcion SA,
7.70%, 7/21/2028(a) 245,000 175,253
PORTUGAL 1.4%
Passenger Airlines 1.4%
Transportes Aereos
Portugueses SA, 5.63%,
12/2/2024(a) EUR 600,000 643,108
RUSSIA 0.0%
†
Banks 0.0%
†
Sovcombank
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 6.38%), 7.75%,
5/06/2025^∞(a)(b)(c)(e) 325,000 0
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 6.36%), 7.60%,
2/17/2027^∞(a)(b)(c)(e) 530,000 0
0
SINGAPORE 1.9%
Consumer Finance 1.9%
Avation Capital SA, 6.50%,
10/31/2026(a) 1,001,707 857,364
SPAIN 1.5%
Hotels, Restaurants & Leisure 1.5%
Cirsa Finance International
Sarl, 10.38%,
11/30/2027(a) EUR 240,000 281,609
eDreams ODIGEO SA,
5.50%, 7/15/2027(a) EUR 415,000 402,375
683,984
SWEDEN 0.6%
Commercial Services & Supplies 0.6%
Intrum AB, 9.25%,
3/15/2028(a) EUR 280,000 293,877
SWITZERLAND 1.0%
Consumer Finance 1.0%
VistaJet Malta Finance plc
7.88%, 5/1/2027(a) 280,000 266,000
6.38%, 2/1/2030(a) 205,000 177,352
443,352
TURKEY 0.7%
Metals & Mining 0.4%
Eldorado Gold Corp.,
6.25%, 9/1/2029(a) 177,000 164,610
Corporate Bonds
Principal
Amount ($) Value ($)
TURKEY
Passenger Airlines 0.3%
Pegasus Hava
Tasimaciligi A/S, 9.25%,
4/30/2026(a) 140,000 139,490
304,100
UKRAINE 0.3%
Metals & Mining 0.3%
Metinvest BV, 7.75%,
10/17/2029(a) 265,000 151,050
UNITED ARAB EMIRATES 0.7%
Energy Equipment & Services 0.7%
Shelf Drilling Holdings Ltd.,
8.25%, 2/15/2025(a) 371,000 337,610
UNITED KINGDOM 2.1%
Capital Markets 1.1%
Sherwood Financing plc,
6.00%, 11/15/2026(a) GBP 495,000 511,828
Oil, Gas & Consumable Fuels 1.0%
Harbour Energy plc,
5.50%, 10/15/2026(a) 220,000 201,505
SCC Power plc
4.00%, 12/31/2028(a)(f) 724,052 240,586
0.00%, 5/17/2032(a)(f) 392,194 32,145
474,236
986,064
UNITED STATES 43.8%
Aerospace & Defense 0.5%
Spirit AeroSystems, Inc.,
9.38%, 11/30/2029(a) 105,000 112,866
Triumph Group, Inc.,
9.00%, 3/15/2028(a) 95,000 96,303
209,169
Air Freight & Logistics 0.5%
Rand Parent LLC, 8.50%,
2/15/2030(a) 170,000 154,014
Western Global Airlines
LLC, 10.38%,
8/15/2025(a) 720,000 93,600
247,614
Automobile Components 1.6%
Adient Global Holdings
Ltd.
7.00%, 4/15/2028(a) 115,000 117,925
8.25%, 4/15/2031(a) 220,000 225,348
Dealer Tire LLC, 8.00%,
2/1/2028(a)(g) 388,000 359,870
703,143
Building Products 0.4%
Knife River Holding Co.,
7.75%, 5/1/2031(a)(g) 160,000 162,192

16 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Amundi Global High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Chemicals 2.9%
Mativ Holdings, Inc.,
6.88%, 10/1/2026(a)(g) 576,000 524,896
Rain CII Carbon LLC,
7.25%, 4/1/2025(a) 331,000 320,785
SCIL IV LLC
4.38%, 11/1/2026(a) EUR 230,000 232,528
5.38%, 11/1/2026(a) 265,000 243,972
1,322,181
Commercial Services & Supplies 2.0%
Allied Universal
Holdco LLC, 9.75%,
7/15/2027(a) 485,000 451,163
Neptune Bidco US, Inc.,
9.29%, 4/15/2029(a) 210,000 197,662
Prime Security Services
Borrower LLC, 6.25%,
1/15/2028(a) 300,000 280,961
929,786
Communications Equipment 0.3%
CommScope, Inc., 6.00%,
3/1/2026(a) 163,000 155,679
Construction & Engineering 0.7%
Artera Services LLC,
9.03%, 12/4/2025(a) 380,295 326,622
Consumer Finance 1.0%
Ford Motor Credit Co.
LLC, 4.13%, 8/17/2027 520,000 477,131
Consumer Staples Distribution & Retail 0.7%
Albertsons Cos., Inc.,
6.50%, 2/15/2028(a) 300,000 303,750
Diversified REITs 0.9%
Uniti Group LP
10.50%, 2/15/2028(a) 30,000 28,707
6.00%, 1/15/2030(a) 635,000 374,593
403,300
Diversified Telecommunication Services 1.9%
CCO Holdings LLC
7.38%, 3/1/2031(a) 60,000 58,797
4.75%, 2/1/2032(a) 405,000 335,130
Level 3 Financing, Inc.,
10.50%, 5/15/2030(a) 176,000 168,486
Windstream Escrow LLC,
7.75%, 8/15/2028(a) 400,000 329,452
891,865
Electric Utilities 0.4%
NRG Energy, Inc., 3.88%,
2/15/2032(a)(g) 245,000 197,825
Electrical Equipment 0.6%
Energizer Gamma
Acquisition BV, 3.50%,
6/30/2029(a) EUR 340,000 294,565
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Energy Equipment & Services 1.4%
Nabors Industries Ltd.,
7.50%, 1/15/2028(a) 200,000 181,997
Noble Finance II LLC,
8.00%, 4/15/2030(a) 60,000 61,441
Transocean Titan
Financing Ltd., 8.38%,
2/1/2028(a) 40,000 40,769
Transocean, Inc., 8.75%,
2/15/2030(a) 120,000 121,079
Valaris Ltd., 8.38%,
4/30/2030(a) 235,000 235,101
640,387
Financial Services 3.2%
Freedom Mortgage Corp.
8.13%, 11/15/2024(a) 354,000 340,905
6.63%, 1/15/2027(a)(g) 165,000 133,650
Provident Funding
Associates LP, 6.38%,
6/15/2025(a) 565,000 494,375
United Wholesale
Mortgage LLC, 5.75%,
6/15/2027(a) 530,000 482,906
1,451,836
Ground Transportation 1.9%
Carriage Purchaser, Inc.,
7.88%, 10/15/2029(a) 665,000 488,302
PECF USS Intermediate
Holding III Corp., 8.00%,
11/15/2029(a) 238,000 155,335
XPO Escrow Sub LLC,
7.50%, 11/15/2027(a) 195,000 199,872
843,509
Health Care Providers & Services 1.4%
Owens & Minor, Inc.,
6.63%, 4/1/2030(a) 275,000 239,250
Surgery Center Holdings,
Inc., 10.00%,
4/15/2027(a) 101,000 103,524
US Acute Care Solutions
LLC, 6.38%, 3/1/2026(a) 265,000 236,513
US Renal Care, Inc.,
10.63%, 7/15/2027(a) 456,000 80,940
660,227
Hotels, Restaurants & Leisure 3.7%
Carnival Holdings
Bermuda Ltd., 10.38%,
5/1/2028(a) 35,000 37,628
Carnival plc, 1.00%,
10/28/2029 EUR 303,000 168,920
Mohegan Tribal Gaming
Authority, 8.00%,
2/1/2026(a)(g) 209,000 187,055
NCL Corp. Ltd.
5.88%, 3/15/2026(a) 395,000 340,240

Nationwide Amundi Global High Yield Fund - April 30, 2023 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Hotels, Restaurants & Leisure
7.75%, 2/15/2029(a)(g) 180,000 152,413
Royal Caribbean Cruises
Ltd.
11.63%, 8/15/2027(a) 220,000 234,033
7.25%, 1/15/2030(a) 35,000 35,098
Viking Cruises Ltd., 5.88%,
9/15/2027(a) 298,000 255,663
VOC Escrow Ltd., 5.00%,
2/15/2028(a)(g) 285,000 253,439
1,664,489
Household Durables 0.6%
Beazer Homes USA, Inc.,
7.25%, 10/15/2029 275,000 262,212
Household Products 0.8%
Spectrum Brands, Inc.,
3.88%, 3/15/2031(a) 450,000 369,000
Independent Power and Renewable Electricity Producers
0.9%
Clearway Energy
Operating LLC, 3.75%,
2/15/2031(a) 310,000 265,223
Talen Energy Supply LLC,
8.63%, 6/1/2030(a) 145,000 145,000
410,223
Machinery 0.4%
Park-Ohio Industries, Inc.,
6.63%, 4/15/2027 255,000 202,725
Media 3.1%
Clear Channel Outdoor
Holdings, Inc.
7.75%, 4/15/2028(a) 175,000 132,789
7.50%, 6/1/2029(a)(g) 440,000 325,598
CSC Holdings LLC,
4.63%, 12/1/2030(a) 400,000 195,251
McGraw-Hill Education,
Inc., 8.00%, 8/1/2029(a) 653,000 561,580
Stagwell Global LLC,
5.63%, 8/15/2029(a) 231,000 200,831
1,416,049
Metals & Mining 2.1%
Coeur Mining, Inc., 5.13%,
2/15/2029(a) 380,000 313,386
Constellium SE, 3.13%,
7/15/2029(a) EUR 253,000 228,948
TMS International Corp.,
6.25%, 4/15/2029(a)(g) 560,000 432,756
975,090
Oil, Gas & Consumable Fuels 4.8%
Aethon United BR LP,
8.25%, 2/15/2026(a) 275,000 267,043
Ascent Resources Utica
Holdings LLC, 5.88%,
6/30/2029(a)(g) 325,000 291,894
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
Crestwood Midstream
Partners LP, 7.38%,
2/1/2031(a) 205,000 205,000
Delek Logistics Partners
LP, 7.13%, 6/1/2028(a) 425,000 387,105
Energy Transfer LP, Series
G, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(b)(e) 300,000 252,750
Harvest Midstream I LP,
7.50%, 9/1/2028(a) 364,000 356,156
Matador Resources Co.,
6.88%, 4/15/2028(a) 195,000 196,223
Tap Rock Resources LLC,
7.00%, 10/1/2026(a) 240,000 230,594
2,186,765
Passenger Airlines 0.4%
Spirit Loyalty Cayman Ltd.,
8.00%, 9/20/2025(a) 195,000 196,965
Pharmaceuticals 1.4%
P&L Development LLC,
7.75%, 11/15/2025(a) 315,000 252,000
Par Pharmaceutical, Inc.,
7.50%, 4/1/2027(a)(c)(d) 585,000 414,505
666,505
Software 1.0%
AthenaHealth Group, Inc.,
6.50%, 2/15/2030(a)(g) 563,000 462,414
Specialty Retail 1.5%
Staples, Inc., 7.50%,
4/15/2026(a) 246,000 207,461
White Cap Buyer LLC,
6.88%, 10/15/2028(a) 550,000 476,939
684,400
Textiles, Apparel & Luxury Goods 0.3%
Hanesbrands, Inc., 9.00%,
2/15/2031(a) 120,000 122,838
Trading Companies & Distributors 0.5%
Fortress Transportation
and Infrastructure
Investors LLC, 9.75%,
8/1/2027(a) 225,000 234,323
20,074,779
Total Corporate Bonds
(cost $49,389,290) 40,302,083

18 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Amundi Global High Yield Fund
Common Stock 0.5%
Shares Value ($)
MEXICO 0.5%
Passenger Airlines 0.5%
Grupo Aeromexico SAB de
CV *^∞ 27,837 247,722
Total Common Stock
(cost $455,000) 247,722
Warrants 0.0%
†
Number of
Warrants
SINGAPORE 0.0%
†
Trading Companies & Distributors 0.0%
†
Avation plc, expiring
10/31/2026*^∞ 24,413 0
Total Warrants
(cost $0)
0
Loan Participations 4.1%
Principal
Amount ($)
UNITED STATES 4.1%
Auto Components 1.8%
First Brands Group LLC,
1st Lien Term Loan,
(SOFR + 5.00%),
10.25%, 3/30/2027 (b) 858,826 830,554
Metal Fabrication/Hardware 0.7%
Grinding Media, Inc.
(Molycop Ltd.), 1st Lien
Term Loan, (SOFR
+ 4.00%), 9.20%,
10/12/2028 (b) 325,050 307,172
Oil & Gas Services 1.6%
ProFrac Holdings II LLC,
Term Loan, (SOFR
+ 7.25%), 12.42%,
3/4/2025 (b) 774,546 765,507
Total Loan Participations
(cost $1,942,111)
1,903,233
Convertible Bonds 0.5%
Hotels, Restaurants & Leisure 0.3%
DraftKings Holdings, Inc.,
0.00%, 3/15/2028 (h) 215,000 153,940
Semiconductors & Semiconductor Equipment 0.2%
ON Semiconductor Corp.,
0.50%, 3/1/2029 (a) 65,000 62,601
Total Convertible Bond
(cost  $279,745) 216,541
Repurchase Agreement 5.6%
Principal
Amount ($) Value ($)
CF Secured, LLC 4.77%,
dated 4/28/2023, due
5/1/2023, repurchase
price $2,562,781,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
5/15/2023 - 2/15/2053;
total market value
$2,268,870. (i)(j) 2,561,763 2,561,763
Total Repurchase
Agreement
(cost $2,561,763)
2,561,763
Total Investments
(cost $54,737,734) — 98.6% 45,328,228
Other assets in excess of liabilities — 1.4% 646,894
NET ASSETS — 100.0%
$ 45,975,122

Nationwide Amundi Global High Yield Fund - April 30, 2023 (Unaudited) - Statement of Investments - 19
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2023 was
$38,728,685 which represents 84.24% of net assets.
(b) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2023.
(c) Security in default.
(d) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of April 30, 2023.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2023. The
maturity date reflects the next call date.
(f) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(g) The security or a portion of this security is on loan as of April
30, 2023. The total value of securities on loan as of April 30,
2023 was $2,474,874, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$2,561,763.
(h) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(i) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2023 was $2,561,763.
(j) Please refer to Note 2 for additional information on the joint repurchase agreement.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
Currency:
EUR Euro
GBP British Pound
USD United States Dollar

20 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Amundi Global High Yield Fund
Centrally Cleared Credit default swap contracts outstanding - buy protection as of April 30, 2023
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
40-V1 5.00 Quarterly 6/20/2028 4.64 USD 14,790,000 (202,462) (91,180) (293,642)
(202,462) (91,180) (293,642)
As of April 30, 2023, the Fund had $892,800 segregated as collateral for credit default swap contracts.
1
The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2
Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk.
Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3
The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4
Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of April 30, 2023:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 6,373,657 EUR 5,810,000 Brown Brothers Harriman & Co. 5/22/2023 (36,471)
USD 807,094 GBP 648,000 Morgan Stanley Co., Inc. 5/22/2023 (7,673)
USD 119,310 MXN 2,230,000 HSBC Bank, N.A. 6/29/2023 (3,229)
Total unrealized depreciation (47,373)
Net unrealized depreciation (47,373)
Currency:
EUR Euro
GBP British pound
MXN Mexican peso
USD United States dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Amundi Strategic Income Fund - April 30, 2023 (Unaudited) - Statement of Investments - 21
Asset-Backed Securities 6 .6%
Principal
Amount ($) Value ($)
CAYMAN ISLANDS 0 .6%
Other 0 .6%
MF1 Ltd., Series 2021-
FL7, Class D, 7.51%,
10/16/2036(a)(b) 715,000 636,675
Race Point VIII CLO
Ltd., Series 2013-8A,
Class CR2, 6.97%,
2/20/2030(a)(b) 350,000 334,222
970,897
UNITED STATES 6 .0%
Airlines 0 .9%
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 143,250 126,373
Blackbird Capital Aircraft,
Series 2021-1A, Class
B, 3.45%, 7/15/2046(b) 1,126,299 940,347
United Airlines Pass-
Through Trust, Series
2020-1, Class B, 4.88%,
1/15/2026 136,315 132,148
1,198,868
Automobiles 1 .6%
Foursight Capital
Automobile Receivables
Trust
Series 2021-2, Class E,
3.35%, 10/15/2027(b) 290,000 266,925
Series 2021-2, Class F,
4.19%, 2/15/2029(b) 240,000 221,143
JPMorgan Chase Bank
NA-CACLN
Series 2021-2, Class F,
4.39%, 12/26/2028(b) 770,000 712,703
Series 2021-3, Class F,
3.69%, 2/26/2029(b) 550,000 482,585
Santander Bank Auto
Credit-Linked Notes,
Series 2022-A, Class D,
9.97%, 5/15/2032(b) 625,000 614,472
2,297,828
Credit Card 0 .5%
Continental Credit Card
ABS LLC, Series 2019-
1A, Class C, 6.16%,
8/15/2026(b) 725,000 682,641
Other 3 .0%
AMSR Trust
Series 2022-SFR3,
Class E1, 4.00%,
10/17/2039(b) 490,000 426,301
Arbor Realty Commercial
Real Estate Notes Ltd.,
Series 2021-FL4, Class
E, 8.35%, 11/15/2036(a)
(b) 775,000 714,815
Progress Residential Trust
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2021-SFR8,
Class G, 4.01%,
10/17/2038(b) 1,020,000 845,641
Series 2021-SFR7,
Class F, 3.83%,
8/17/2040(b) 840,000 670,524
Series 2021-SFR9,
Class F, 4.05%,
11/17/2040(b) 390,000 310,740
Tricon American Homes,
Series 2020-SFR1,
Class F, 4.88%,
7/17/2038(b) 570,000 542,464
Tricon American Homes
Trust, Series 2017-
SFR2, Class F, 5.10%,
1/17/2036(b) 740,000 726,252
4,236,737
8,416,074
Total Asset-Backed Securities
(cost  $10,415,797) 9,386,971
Collateralized Mortgage Obligations 13 .9%
BERMUDA 4 .3%
Bellemeade RE Ltd.,
Series 2021-3A,
Class B1, 8.67%,
9/25/2031(a)(b) 1,030,000 957,582
Eagle RE Ltd., Series
2021-2, Class M2,
9.07%, 4/25/2034(a)(b) 1,370,000 1,351,739
Home RE Ltd., Series
2020-1, Class B1,
12.02%, 10/25/2030(a)
(b) 160,000 163,333
Oaktown Re III Ltd., Series
2019-1A, Class B1B,
9.37%, 7/25/2029(a)(b) 1,520,000 1,529,933
Oaktown Re VII Ltd.,
Series 2021-2,
Class B1, 9.22%,
4/25/2034(a)(b) 700,000 637,323
Radnor RE Ltd., Series
2021-1, Class M2,
7.97%, 12/27/2033(a)(b) 1,230,000 1,189,865
Triangle Re Ltd., Series
2021-3, Class B1,
9.77%, 2/25/2034(a)(b) 440,000 405,799
6,235,574
0
UNITED STATES 9 .6%
Connecticut Avenue
Securities Trust
Series 2022-R02,
Class 2M2, 7.82%,
1/25/2042(a)(b) 330,000 322,575

22 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Amundi Strategic Income Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
Connecticut Avenue
Securities Trust
Series 2023-R03,
Class 2M1, 0.00%,
4/25/2043(a)(b) 1,290,000 1,293,225
FARM Mortgage Trust,
Series 2021-1, Class B,
3.24%, 7/25/2051(a)(b) 318,446 217,022
FHLMC REMICS
Series 4395, Class TI,
IO, 4.00%, 5/15/2026 22,198 515
Series 3927, Class AI,
IO, 4.50%, 8/15/2026 11,474 47
Series 4097, Class CI,
IO, 3.00%, 8/15/2027 162,635 6,863
Series 4123, Class DI,
IO, 3.00%, 10/15/2027 430,515 19,208
Series 4244, Class AI,
IO, 4.50%, 8/15/2028 38,007 916
FHLMC STACR REMIC
Trust
Series 2021-HQA1,
Class B2, 9.82%,
8/25/2033(a)(b) 955,000 787,344
Series 2020-DNA6,
Class B2, 10.47%,
12/25/2050(a)(b) 790,000 740,069
FHLMC STACR Trust
Series 2018-HQA2,
Class B2, 16.02%,
10/25/2048(a)(b) 1,090,000 1,269,052
Series 2019-HRP1,
Class B1, 9.07%,
2/25/2049(a)(b) 1,100,000 1,078,334
Series 2019-DNA3,
Class B2, 13.17%,
7/25/2049(a)(b) 720,000 744,793
FHLMC Structured Agency
Credit Risk Debt Notes
Series 2023-DNA2,
Class M1A, 6.90%,
4/25/2043(a)(b) 2,285,000 2,290,682
Series 2020-HQA5,
Class B2, 12.22%,
11/25/2050(a)(b) 630,000 614,675
Flagstar Mortgage Trust,
Series 2021-4, Class
AX1, IO, 0.21%,
6/1/2051(a)(b) 43,778,014 433,643
FNMA REMICS
Series 2012-130,
Class UI, IO, 3.00%,
12/25/2027 199,364 8,281
Series 2012-150, Class
BI, IO, 3.00%, 1/25/2028 207,181 9,238
Series 2013-5, Class YI,
IO, 3.00%, 2/25/2028 209,778 8,451
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
FNMA REMICS
Series 2009-31,
Class PI, IO, 5.00%,
11/25/2038 43,511 2,742
GNMA REMICS
Series 2013-84,
Class SC, IO, 1.65%,
3/16/2040(a) 49,947 2,670
Series 2011-135,
Class QI, IO, 4.50%,
6/16/2041 66,544 6,714
Series 2012-140,
Class IC, IO, 3.50%,
11/20/2042 103,449 14,477
Series 2016-5, Class
CS, IO, 1.20%,
1/20/2046(a) 105,241 9,464
Series 2016-20,
Class SB, IO, 1.15%,
2/20/2046(a) 103,423 9,293
Series 2016-17,
Class JS, IO, 1.15%,
2/20/2046(a) 83,941 7,953
Series 2016-81, Class ,
IO, 4.00%, 6/20/2046 62,195 11,458
Series 2016-88,
Class SM, IO, 1.15%,
7/20/2046(a) 110,090 13,531
Series 2016-108,
Class QI, IO, 4.00%,
8/20/2046 102,086 20,756
Series 2016-118,
Class DS, IO, 1.15%,
9/20/2046(a) 133,161 18,758
Series 2016-145,
Class UI, IO, 3.50%,
10/20/2046 65,885 11,633
Series 2019-159,
Class HI, IO, 3.50%,
12/20/2049 1,190,739 211,896
Series 2019-159,
Class CI, IO, 3.50%,
12/20/2049 414,244 70,349
Hundred Acre Wood Trust,
Series 2021-INV1,
Class AX1, IO, 0.23%,
7/25/2051(a)(b) 16,458,015 167,414
JP Morgan Mortgage Trust
Series 2021-10, Class
AX1, IO, 0.12%,
12/25/2051(a)(b) 30,743,819 189,957
Series 2021-8, Class
AX1, IO, 0.12%,
12/25/2051(a)(b) 27,595,295 164,738
STACR Trust
Series 2018-HRP2,
Class B1, 9.22%,
2/25/2047(a)(b) 1,310,000 1,371,916

Nationwide Amundi Strategic Income Fund - April 30, 2023 (Unaudited) - Statement of Investments - 23
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
STACR Trust
Series 2018-HRP2,
Class B2, 15.52%,
2/25/2047(a)(b) 1,380,000 1,516,132
13,666,784
0
Total Collateralized Mortgage Obligations
(cost $19,679,372) 19,902,358
Commercial Mortgage-Backed Securities 5 .6%
UNITED STATES 5 .6%
BX Trust , Series 2021-
ARIA, Class D, 6.84%,
10/15/2036(a)(b) 850,000 801,063
Commercial Mortgage
Trust , Series 2015-
CR26, Class D, 3.61%,
10/10/2048(a) 1,350,000 911,704
CSAIL Commercial
Mortgage Trust , Series
2015-C4, Class D,
3.71%, 11/15/2048(a) 250,000 200,415
FHLMC Multifamily
Structured Credit Risk
REMICS
Series 2021-MN1, Class
M2, 8.31%, 1/25/2051(a)
(b) 700,000 624,957
Series 2021-MN3,
Class M2, 8.82%,
11/25/2051(a)(b) 815,000 714,851
GS Mortgage Securities
Corp. Trust
Series 2021-IP, Class D,
7.05%, 10/15/2036(a)(b) 350,000 321,012
Series 2021-IP, Class E,
8.50%, 10/15/2036(a)(b) 150,000 137,899
GS Mortgage Securities
Trust , Series 2016-
GS4, Class D, 3.23%,
11/10/2049(a)(b) 1,340,000 884,269
Med Trust , Series 2021-
MDLN, Class F, 8.95%,
11/15/2038(a)(b) 677,986 633,215
Morgan Stanley Capital
I Trust , Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(b) 420,000 295,869
Multifamily Connecticut
Avenue Securities
Trust , Series 2019-
01, Class M10, 8.27%,
10/25/2049(a)(b) 471,101 439,793
SLG Office Trust , Series
2021-OVA, Class E,
2.85%, 7/15/2041(b) 1,975,000 1,426,983
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
UBS Commercial
Mortgage Trust , Series
2017-C4, Class C,
4.69%, 10/15/2050(a) 810,000 699,907
Total Commercial Mortgage-Backed
Securities
(cost $9,610,407) 8,091,937
Corporate Bonds 57 .7%
AUSTRALIA 0 .5%
Banks 0 .5%
National Australia
Bank Ltd., 6.43%,
1/12/2033(b) 645,000 667,669
BERMUDA 4 .1%
Financial Services 2 .3%
Alamo Re Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 4.09%), 9.08%,
6/7/2024(b)(c) 250,000 240,750
Series A, (T-BILL 1MO
+ 8.50%), 13.55%,
6/7/2026(b)(c) 250,000 249,875
Cape Lookout Re Ltd.,
Series A, (T-BILL 1MO
+ 6.50%), 11.47%,
4/28/2026(b)(c) 250,000 249,875
Citrus Re Ltd, 12.01%,
6/7/2026 250,000 250,000
Four Lakes Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 6.50%), 11.18%,
1/7/2026(b)(c) 250,000 250,775
Hypatia Ltd., Series A,
(3 Month Treasury Bill
Rate + 9.50%), 9.50%,
4/8/2026(b)(c) 250,000 249,750
Locke Tavern Re Ltd.,
Series A, (3 Month
Treasury Bill Rate
+ 4.75%), 4.75%,
4/9/2026(b)(c) 250,000 250,350
Mona Lisa Re Ltd., Series
B, (3 Month Treasury
Bill Rate + 12.50%),
17.18%, 1/8/2026(b)(c) 250,000 254,225
Mystic Re IV Ltd., Series
B, (3 Month Treasury
Bill Rate + 11.60%),
11.69%, 1/8/2025(b)(c) 250,000 216,900
Mystic Re IV Ltd., Series
A, (3 Month Treasury Bill
Rate + 9.25%), 13.93%,
1/8/2026(b)(c) 250,000 248,800

24 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Financial Services
Sanders Re III Ltd., Series
A, (3 Month Treasury Bill
Rate + 3.50%), 8.09%,
4/7/2026(b)(c) 250,000 236,900
Sanders Re III Ltd., (3
Month Treasury Bill
Rate + 5.75%), 10.43%,
4/7/2027(b)(c) 250,000 251,000
Ursa Re Ltd., Series Aa,
(3 Month Treasury Bill
Rate + 5.50%), 10.55%,
12/6/2025(b)(c) 250,000 249,875
3,199,075
Insurance 1 .8%
Bonanza RE Ltd., Series
2020, (3 Month Treasury
Bill Rate + 4.87%),
9.64%, 2/20/2024(b)(c) 450,000 387,630
Bonanza RE Ltd., Series
A, (3 Month Treasury Bill
Rate + 8.25%), 13.00%,
1/8/2026(b)(c) 250,000 249,550
First Coast Re IV Ltd.,
Series A, (3 Month
Treasury Bill Rate
+ 9.00%), 9.00%,
4/7/2026(b)(c) 250,000 249,625
FloodSmart Re Ltd.,
Series A, (T-BILL 1MO
+ 16.25%), 20.99%,
3/11/2026(b)(c) 500,000 499,600
Integrity Re Ltd., Series A,
(T-BILL 1MO + 12.00%),
16.67%, 6/6/2025(b)(c) 250,000 249,800
Merna Reinsurance
II Ltd., Series A, (3
Month Treasury Bill
Rate + 7.75%), 7.75%,
7/7/2026(b)(c) 250,000 249,625
Merna Reinsurance II
Ltd., Series B, (3 Month
Treasury Bill Rate +
10.25%), 10.25%,
7/7/2026(b)(c) 250,000 249,875
Titania RE Ltd., Series A,
(T-BILL 1MO + 12.25%),
17.22%, 2/27/2026(b)(c) 250,000 256,650
2,392,355
5,591,430
BRAZIL 1 .5%
Electric Utilities 0 .3%
Light Servicos de
Eletricidade SA, 4.38%,
6/18/2026(b) 995,000 370,836
Corporate Bonds
Principal
Amount ($) Value ($)
BRAZIL
Food Products 0 .7%
Minerva Luxembourg SA,
4.38%, 3/18/2031(b) 1,210,000 951,279
Oil, Gas & Consumable Fuels 0 .5%
MC Brazil Downstream
Trading SARL, 7.25%,
6/30/2031(b) 1,043,552 801,937
2,124,052
CAMEROON 0 .2%
Oil, Gas & Consumable Fuels 0 .2%
Golar LNG Ltd., 7.00%,
10/20/2025(b) 346,055 344,325
CANADA 2 .2%
Banks 1 .4%
Bank of Nova Scotia
(The), (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.05%), 4.59%,
5/4/2037(c) 1,455,000 1,289,852
Federation des Caisses
Desjardins du Quebec,
5.70%, 3/14/2028(b) 705,000 722,190
2,012,042
Multi-Utilities 0 .4%
Algonquin Power & Utilities
Corp., (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.25%), 4.75%,
1/18/2082(c) 705,000 570,171
Oil, Gas & Consumable Fuels 0 .4%
International Petroleum
Corp., Reg. S, 7.25%,
2/1/2027(b) 616,000 580,496
3,162,709
CAYMAN ISLANDS 0 .4%
Financial Services 0 .2%
Long Point Re IV Ltd.,
Series 2022, (3 Month
Treasury Bill Rate
+ 4.25%), 9.03%,
6/1/2026(b)(c) 250,000 248,500
Insurance 0 .2%
Residential Reinsurance
2020 Ltd., Series 3,
(3 Month Treasury Bill
Rate + 7.98%), 12.82%,
12/6/2024(b)(c) 250,000 236,375

Nationwide Amundi Strategic Income Fund - April 30, 2023 (Unaudited) - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
CAYMAN ISLANDS
Insurance
Vitality Re XIII Ltd., Series
A, (3 Month Treasury Bill
Rate + 2.00%), 6.69%,
1/6/2026(b)(c) 250,000 240,725
477,100
725,600
COLOMBIA 1 .2%
Passenger Airlines 1 .2%
ABRA Global Finance,
6.00%, 3/2/2028(b)(d) 2,165,879 1,713,159
FINLAND 0 .2%
Banks 0 .2%
Nordea Bank Abp,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.60%), 3.75%,
3/01/2029(b)(c)(e) 455,000 342,038
FRANCE 1 .7%
Banks 1 .2%
Societe Generale SA
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.20%), 6.22%,
6/15/2033(b)(c) 1,400,000 1,319,638
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.90%), 4.03%,
1/21/2043(b)(c) 670,000 447,126
1,766,764
Diversified Telecommunication Services 0 .5%
Altice France SA, 5.13%,
7/15/2029(b) 930,000 687,591
2,454,355
GERMANY 0 .3%
Automobile Components 0 .3%
ZF North America Capital,
Inc.
6.88%, 4/14/2028(b) 170,000 174,961
7.13%, 4/14/2030(b) 255,000 263,210
438,171
GHANA 0 .5%
Oil, Gas & Consumable Fuels 0 .5%
Tullow Oil plc, 10.25%,
5/15/2026(b) 855,000 667,755
HONG KONG 0 .1%
Transportation Infrastructure 0 .1%
Seaspan Corp., 5.50%,
8/1/2029(b) 185,000 148,000
Corporate Bonds
Principal
Amount ($) Value ($)
IRELAND 0 .3%
Consumer Finance 0 .3%
AerCap Ireland Capital
DAC, 3.30%, 1/30/2032 545,000 446,395
ITALY 3 .6%
Banks 1 .4%
Intesa Sanpaolo SpA,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 4.40%), 8.25%,
11/21/2033(b)(c) 760,000 815,797
UniCredit SpA, (USD
ICE Swap Rate 5 Year
+ 3.70%), 5.86%,
6/19/2032(b)(c) 1,260,000 1,147,759
1,963,556
Electric Utilities 1 .3%
Enel Finance International
NV, 5.00%, 6/15/2032(b) 1,915,000 1,821,176
Household Durables 0 .4%
International Design
Group SpA, 6.50%,
11/15/2025(b) EUR 585,000 616,410
Specialty Retail 0 .5%
Shiba Bidco SpA, 4.50%,
10/31/2028(b) EUR 855,000 782,033
5,183,175
JAPAN 3 .3%
Banks 1 .9%
Mitsubishi UFJ Financial
Group, Inc., (US
Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year +
1.97%), 5.41%,
4/19/2034(c) 1,650,000 1,666,461
Mizuho Financial Group,
Inc., (US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.40%), 5.67%,
9/13/2033(c)(f) 950,000 971,815
2,638,276
Capital Markets 1 .4%
Nomura Holdings, Inc.,
5.61%, 7/6/2029 2,000,000 1,990,555
4,628,831
MEXICO 1 .9%
Diversified Telecommunication Services 0 .3%
Total Play
Telecomunicaciones
SA de CV, 6.38%,
9/20/2028(b) 665,000 438,130

26 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
MEXICO
Hotels, Restaurants & Leisure 0 .2%
Grupo Posadas SAB
de CV, 5.00%,
12/30/2027(b)(g) 440,606 355,563
Oil, Gas & Consumable Fuels 0 .6%
Petroleos Mexicanos,
6.70%, 2/16/2032 1,076,000 828,276
Passenger Airlines 0 .8%
Grupo Aeromexico SAB de
CV, 8.50%, 3/17/2027(b) 1,210,000 1,082,561
2,704,530
NETHERLANDS 1 .4%
Banks 0 .7%
ING Groep NV, Series
NC10, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.86%), 4.25%,
5/16/2031(c)(e) 1,510,000 954,018
Chemicals 0 .7%
OCI NV, 6.70%,
3/16/2033(b) 1,035,000 1,023,803
1,977,821
SINGAPORE 1 .0%
Consumer Finance 0 .7%
Avation Capital SA, 6.50%,
10/31/2026(b)(d) 1,239,601 1,060,978
Financial Services 0 .1%
Easton Re Pte. Ltd.,
Series A, (3 Month
Treasury Bill Rate
+ 4.53%), 9.26%,
1/8/2024(b)(c) 250,000 243,700
Insurance 0 .2%
Alamo Re II Pte. Ltd.,
Series A, (T-BILL 1MO
+ 5.52%), 10.51%,
6/8/2023(b)(c) 250,000 250,000
1,554,678
SOUTH AFRICA 0 .2%
Metals & Mining 0 .2%
Anglo American Capital
plc, 4.75%, 3/16/2052(b) 380,000 321,909
SPAIN 0 .3%
Banks 0 .3%
CaixaBank SA, (SOFR
+ 2.70%), 6.21%,
1/18/2029(b)(c) 465,000 470,568
Corporate Bonds
Principal
Amount ($) Value ($)
SWITZERLAND 0 .8%
Capital Markets 0 .8%
UBS Group AG, (US
Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year +
2.20%), 5.96%,
1/12/2034(b)(c) 1,110,000 1,134,419
UNITED ARAB EMIRATES 0 .3%
Energy Equipment & Services 0 .3%
Shelf Drilling Holdings Ltd.,
8.25%, 2/15/2025(b) 490,000 445,900
UNITED KINGDOM 4 .5%
Banks 3 .9%
Barclays plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.30%), 7.39%,
11/2/2028(c) 1,025,000 1,091,498
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.00%), 5.75%,
8/9/2033(c) 615,000 605,151
HSBC Holdings plc,
(SOFR + 3.35%),
7.39%, 11/3/2028(c) 1,030,000 1,108,745
Lloyds Banking Group plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.91%), 8.00%,
9/27/2029(c)(e) 590,000 539,555
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.30%), 4.98%,
8/11/2033(c)(f) 460,000 445,945
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.75%), 7.95%,
11/15/2033(c) 870,000 966,796
NatWest Group plc,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.35%), 3.03%,
11/28/2035(c) 1,030,000 807,504
5,565,194
Financial Services 0 .1%
Sussex Capital UK Pcc
Ltd., (3 Month Treasury
Bill Rate + 8.38%),
13.22%, 1/8/2025(b)(c) 250,000 228,475

Nationwide Amundi Strategic Income Fund - April 30, 2023 (Unaudited) - Statement of Investments - 27
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM
Hotels, Restaurants & Leisure 0 .3%
Deuce Finco plc, 5.50%,
6/15/2027(b) GBP 370,000 395,183
Oil, Gas & Consumable Fuels 0 .2%
SCC Power plc
4.00%, 12/31/2028(b) 727,316 241,671
0.00%, 5/17/2032(b) 393,962 32,290
273,961
6,462,813
UNITED STATES 27 .2%
Aerospace & Defense 0 .4%
Boeing Co. (The), 5.81%,
5/1/2050(f) 590,000 586,841
Air Freight & Logistics 0 .4%
Rand Parent LLC, 8.50%,
2/15/2030(b)(f) 490,000 443,922
Western Global Airlines
LLC, 10.38%,
8/15/2025(b) 880,000 114,400
558,322
Automobile Components 0 .5%
Dealer Tire LLC, 8.00%,
2/1/2028(b) 757,000 702,118
Automobiles 0 .7%
Ford Motor Co., 6.10%,
8/19/2032 210,000 200,273
Hyundai Capital America,
5.80%, 4/1/2030(b) 775,000 795,479
995,752
Banks 3 .7%
Bank of America Corp.,
(SOFR + 1.91%),
5.29%, 4/25/2034(c) 720,000 724,814
Comerica Bank, (SOFR
+ 2.61%), 5.33%,
8/25/2033(c) 550,000 462,929
JPMorgan Chase & Co.,
(SOFR + 2.08%),
4.91%, 7/25/2033(c) 1,010,000 1,004,410
PNC Financial Services
Group, Inc. (The),
(SOFR + 1.93%),
5.07%, 1/24/2034(c) 310,000 305,175
Truist Financial Corp.,
(SOFR + 2.24%),
4.92%, 7/28/2033(c) 1,255,000 1,174,995
US Bancorp
(SOFR + 2.11%), 4.97%,
7/22/2033(c) 700,000 654,985
(SOFR + 2.09%),
5.85%, 10/21/2033(c)(f) 1,080,000 1,111,744
5,439,052
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Building Products 0 .1%
Fortune Brands
Innovations, Inc., 4.50%,
3/25/2052 185,000 143,069
Capital Markets 2 .0%
Bank of New York Mellon
Corp. (The), (SOFR
+ 1.51%), 4.71%,
2/1/2034(c) 230,000 228,523
Morgan Stanley
(SOFR + 2.62%),
5.30%, 4/20/2037(c) 715,000 681,137
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.43%), 5.95%,
1/19/2038(c) 295,000 296,566
Northern Trust Corp.,
6.13%, 11/2/2032(f) 1,576,000 1,685,463
2,891,689
Chemicals 1 .5%
Albemarle Corp.
5.05%, 6/1/2032 402,000 387,679
5.65%, 6/1/2052 558,000 522,262
Celanese US Holdings
LLC, 6.38%,
7/15/2032(f) 910,000 922,846
Trinseo Materials
Operating SCA, 5.13%,
4/1/2029(b) 505,000 313,100
2,145,887
Commercial Services & Supplies 0 .5%
Allied Universal Holdco
LLC
3.63%, 6/1/2028(b) EUR 480,000 433,073
6.00%, 6/1/2029(b)(f) 310,000 243,034
676,107
Construction & Engineering 0 .2%
Artera Services LLC,
9.03%, 12/4/2025(b) 374,148 321,343
Consumer Finance 2 .2%
Capital One Financial
Corp., (SOFR + 2.60%),
5.82%, 2/1/2034(c) 275,000 267,951
Ford Motor Credit Co. LLC
7.35%, 3/6/2030 200,000 205,432
3.63%, 6/17/2031 1,500,000 1,236,541
General Motors Financial
Co., Inc., 6.40%,
1/9/2033 1,365,000 1,403,540
3,113,464
Diversified REITs 1 .0%
HAT Holdings I LLC,
3.38%, 6/15/2026(b) 586,000 520,138

28 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Diversified REITs
Uniti Group LP, 6.00%,
1/15/2030(b) 1,550,000 914,360
1,434,498
Diversified Telecommunication Services 0 .4%
Windstream Escrow LLC,
7.75%, 8/15/2028(b)(f) 650,000 535,359
Electric Utilities 1 .1%
Duke Energy Corp.,
5.00%, 8/15/2052 1,105,000 1,036,767
Entergy Louisiana LLC,
4.75%, 9/15/2052 220,000 208,961
NextEra Energy Capital
Holdings, Inc., 6.05%,
3/1/2025 345,000 350,736
1,596,464
Electrical Equipment 0 .8%
Energizer Gamma
Acquisition BV, 3.50%,
6/30/2029(b) EUR 610,000 528,485
Regal Rexnord Corp.,
6.30%, 2/15/2030(b) 595,000 606,193
1,134,678
Energy Equipment & Services 0 .5%
Noble Finance II LLC,
8.00%, 4/15/2030(b) 170,000 174,083
Transocean Titan
Financing Ltd., 8.38%,
2/1/2028(b) 120,000 122,308
Transocean, Inc., 8.75%,
2/15/2030(b) 355,000 358,191
654,582
Financial Services 0 .7%
Gateway Re Ltd., Series A,
(T-BILL 1MO + 13.00%),
17.99%, 2/24/2026(b)(c) 250,000 259,225
Lightning Re, Series 2023,
(3 Month Treasury
Bill Rate + 11.00%),
15.43%, 3/31/2026(b)(c) 250,000 253,600
United Wholesale
Mortgage LLC, 5.50%,
4/15/2029(b) 485,000 418,313
931,138
Food Products 0 .7%
JBS USA LUX SA
5.75%, 4/1/2033(b) 355,000 340,143
6.50%, 12/1/2052(b) 705,000 667,955
1,008,098
Gas Utilities 0 .8%
KeySpan Gas East Corp.,
5.99%, 3/6/2033(b) 1,035,000 1,073,173
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Health Care Providers & Services 0 .8%
CVS Health Corp., 5.25%,
2/21/2033 875,000 893,730
Elevance Health, Inc.,
6.10%, 10/15/2052 275,000 306,734
1,200,464
Hotels, Restaurants & Leisure 0 .4%
Royal Caribbean
Cruises Ltd., 7.25%,
1/15/2030(b) 175,000 175,492
Viking Ocean Cruises
Ship VII Ltd., 5.63%,
2/15/2029(b) 505,000 426,815
602,307
Insurance 1 .5%
Farmers Exchange Capital
III, (ICE LIBOR USD 3
Month + 3.45%), 5.45%,
10/15/2054(b)(c) 1,070,000 993,948
Liberty Mutual
Insurance Co., 7.70%,
10/15/2097(b) 420,000 485,129
Metropolitan Life Global
Funding I, 5.15%,
3/28/2033(b) 685,000 695,486
2,174,563
Machinery 0 .2%
Park-Ohio Industries, Inc.,
6.63%, 4/15/2027 320,000 254,400
Media 1 .1%
Clear Channel Outdoor
Holdings, Inc., 7.50%,
6/1/2029(b)(f) 1,610,000 1,191,390
CSC Holdings LLC,
4.63%, 12/1/2030(b) 800,000 390,502
Diamond Sports
Group LLC, 6.63%,
8/15/2027(b)(h) 322,000 9,660
1,591,552
Metals & Mining 0 .4%
Coeur Mining, Inc., 5.13%,
2/15/2029(b) 460,000 379,362
TMS International Corp.,
6.25%, 4/15/2029(b) 194,000 149,919
529,281
Office REITs 0 .9%
Corporate Office
Properties LP, 2.90%,
12/1/2033 1,850,000 1,291,605

Nationwide Amundi Strategic Income Fund - April 30, 2023 (Unaudited) - Statement of Investments - 29
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels 0 .9%
Energy Transfer LP, Series
G, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(c)(e) 859,000 723,707
Midwest Connector
Capital Co. LLC, 4.63%,
4/1/2029(b) 587,000 551,833
1,275,540
Passenger Airlines 0 .5%
American Airlines, Inc.,
5.75%, 4/20/2029(b) 190,000 180,554
Spirit Loyalty Cayman Ltd.,
8.00%, 9/20/2025(b) 535,000 540,392
720,946
Professional Services 0 .5%
CoreLogic, Inc., 4.50%,
5/1/2028(b) 945,000 772,537
Real Estate Management & Development 0 .3%
Kennedy-Wilson, Inc.,
4.75%, 2/1/2030(f) 565,000 437,350
Residential REITs 0 .9%
Sun Communities
Operating LP, 5.70%,
1/15/2033 1,330,000 1,331,761
Semiconductors & Semiconductor Equipment 0 .3%
Micron Technology, Inc.,
5.88%, 2/9/2033 373,000 376,079
Specialty Retail 0 .3%
AutoNation, Inc., 3.85%,
3/1/2032 495,000 418,482
38,918,501
Total Corporate Bonds
(cost $91,771,441) 82,628,803
Foreign Government Security 0 .3%
SERBIA 0 .3%
Republic of Serbia, 2.05%,
9/23/2036 (b) EUR 600,000 400,188
Total Foreign Government Security
(cost $685,407) 400,188
Common Stock 0 .1%
Shares Value ($)
MEXICO 0 .1%
Passenger Airlines 0 .1%
Grupo Aeromexico SAB de
CV *^∞(f) 21,107 187,832
Total Common Stock
(cost $345,000) 187,832
Warrants 0 .0%
†
Number of
Warrants
SINGAPORE 0 .0%
†
Trading Companies & Distributors 0 .0%
†
Avation plc, expiring
10/31/2026*^∞ 21,088 0
Total Warrants
(cost $0)
0
Loan Participations 1 .9%
Principal
Amount ($)
UNITED STATES 1 .9%
Industrial Services 0 .2%
LaserShip, Inc., 1st Lien
Term Loan, (ICE LIBOR
USD 3 Month + 4.50%),
9.66%, 5/7/2028 (c) 334,900 286,899
Media 0 .5%
Radiate Holdco LLC,
Term Loan, (ICE LIBOR
USD 1 Month + 3.25%),
8.27%, 9/25/2026 (c) 824,563 679,753
Oil & Gas Services 1 .2%
ProFrac Holdings II LLC,
Term Loan, (SOFR
+ 7.25%), 12.42%,
3/4/2025 (c) 1,736,805 1,716,536
Total Loan Participations
(cost $2,886,621)
2,683,188
Convertible Bonds 1 .2%
Hotels, Restaurants & Leisure 0 .5%
DraftKings Holdings, Inc.,
0.00%, 3/15/2028 (i) 1,019,000 729,604
Passenger Airlines 0 .7%
Air Canada, 4.00%,
7/1/2025 803,000 937,924
Pharmaceuticals 0 .0%
†
Tricida, Inc., 3.50%,
5/15/2027 (h) 715,000 76,863
Total Convertible Bond
(cost  $2,553,023) 1,744,391

30 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Amundi Strategic Income Fund
Convertible Preferred Stock 0 .4%
Principal
Amount ($) Value ($)
Banks 0 .4%
Wells Fargo & Co., 7.50%, 500 584,015
Total Convertible Preferred Stock
(cost  $703,260) 584,015
Repurchase Agreement 3 .3%
CF Secured, LLC 4.77%,
dated 4/28/2023, due
5/1/2023, repurchase
price $4,702,350,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
5/15/2023 - 2/15/2053;
total market value
$4,796,397. (j)(k) 4,700,481 4,700,481
Total Repurchase
Agreement
(cost $4,700,481)
4,700,481
Total Investments
(cost $143,350,809) — 91.0% 130,310,164
Other assets in excess of liabilities — 9.0% 12,906,585
NET ASSETS — 100.0%
$ 143,216,749
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current
interest rates and prepayments on the underlying pool of
assets.  See Note 6 for further information. The interest
rate shown was the current rate as of April 30, 2023.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of April 30, 2023 was $81,504,273 which
represents 56.91% of net assets.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate
as of April 30, 2023.
(d) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(e) Perpetual Bond Security. The rate reflected in the
Statement of Investments is the rate in effect on April 30,
2023. The maturity date reflects the next call date.
(f) The security or a portion of this security is on loan as of
April 30, 2023. The total value of securities on loan as of
April 30, 2023 was $6,673,221, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $4,700,481 and by $2,181,367 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.13% – 4.38%, and maturity
dates ranging from 9/15/2023 – 2/15/2052, a total value of
$6,881,848.
(g) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The
rate shown is the rate as of April 30, 2023.
(h) Security in default.
(i) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(j) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2023 was $4,700,481.
(k) Please refer to Note 2 for additional information on the joint repurchase agreement.

Nationwide Amundi Strategic Income Fund - April 30, 2023 (Unaudited) - Statement of Investments - 31
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
Currency:
EUR Euro
GBP British Pound
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection as of April 30, 2023
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
40-V1 5.00 Quarterly 6/20/2028 4.64 USD 36,400,000 (502,764) (219,925) (722,689)
Markit CDX
North American
Investment Grade
Index Series
40-V1 1.00 Quarterly 6/20/2028 0.75 USD 23,000,000 (217,045) (67,662) (284,707)
(719,809) (287,587) (1,007,396)
As of April 30, 2023, the Fund had $2,513,610 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)
under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

32 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Amundi Strategic Income Fund
Forward Foreign Currency Contracts outstanding as of April 30, 2023:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 2,830,299 EUR 2,580,000 Brown Brothers Harriman & Co. 5/22/2023 (16,195)
USD 402,302 GBP 323,000 HSBC Bank PLC 5/22/2023 (3,825)
USD 187,124 MXN 3,497,135 Morgan Stanley Co., Inc. 6/29/2023 (5,045)
Total unrealized depreciation (25,065)
Net unrealized depreciation (25,065)
Currency:
EUR Euro
GBP British pound
MXN Mexican peso
USD United States dollar
Futures contracts outstanding as of April 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 50 6/2023 USD 10,308,203 80,632
U.S. Treasury 5 Year Note 68 6/2023 USD 7,462,469 81,516
U.S. Treasury Long Bond 13 6/2023 USD 1,711,531 73,968
Total long contracts 236,116
Short Contracts
Euro-Bobl (9) 6/2023 EUR (1,169,920) (27,653)
Euro-Bund (23) 6/2023 EUR (3,435,592) (117,020)
U.S. Treasury 10 Year Note (105) 6/2023 USD (12,096,328) (334,130)
U.S. Treasury 10 Year Ultra Note (236) 6/2023 USD (28,662,938) (941,341)
U.S. Treasury Ultra Bond (29) 6/2023 USD (4,100,781) (167,708)
USD 10 Year Interest Rate Swap (27) 6/2023 USD (2,657,391) (104,660)
Total short contracts (1,692,512)
Net contracts (1,456,396)
As of April 30, 2023, the Fund had $1,297,370 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
EUR Euro
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Bailard International Equities Fund - April 30, 2023 (Unaudited) - Statement of Investments - 33
Common Stocks 98 .0%
Shares Value ($)
AUSTRALIA 6 .6%
Banks 0 .5%
National Australia Bank Ltd. 50,000 956,976
Broadline Retail 0 .8%
Wesfarmers Ltd. (a) 40,000 1,377,812
Capital Markets 0 .6%
Macquarie Group Ltd. 8,000 972,416
Commercial Services & Supplies 0 .7%
Brambles Ltd. 138,000 1,305,171
Consumer Staples Distribution & Retail 0 .5%
Coles Group Ltd. 70,000 843,134
Metals & Mining 3 .5%
BHP Group Ltd. 100,000 2,952,961
Glencore plc 225,000 1,327,632
Rio Tinto plc 27,000 1,714,452
5,995,045
11,450,554
BRAZIL 0 .4%
Oil, Gas & Consumable Fuels 0 .4%
Petroleo Brasileiro SA, ADR (a) 65,000 690,300
CANADA 1 .1%
Chemicals 0 .4%
Nutrien Ltd. 10,000 693,730
Oil, Gas & Consumable Fuels 0 .7%
Suncor Energy, Inc. 40,000 1,252,389
1,946,119
CHINA 0 .6%
Automobiles 0 .3%
BYD Co. Ltd.
, Class H
15,000 452,799
Interactive Media & Services 0 .3%
Tencent Holdings Ltd. 15,000 663,559
1,116,358
COLOMBIA 0 .2%
Oil, Gas & Consumable Fuels 0 .2%
Ecopetrol SA, ADR 40,000 388,800
DENMARK 3 .8%
Beverages 0 .8%
Carlsberg A/S
, Class B
8,000 1,321,409
Marine Transportation 0 .6%
AP Moller - Maersk A/S
, Class B
600 1,082,219
Pharmaceuticals 2 .4%
Novo Nordisk A/S
, Class B
25,000 4,170,450
6,574,078
FINLAND 1 .1%
Banks 0 .4%
Nordea Bank Abp 70,000 779,803
Machinery 0 .7%
Kone OYJ
, Class B
20,000 1,140,496
1,920,299
FRANCE 12 .1%
Aerospace & Defense 0 .8%
Airbus SE 10,000 1,403,781
Common Stocks
Shares Value ($)
FRANCE
Banks 1 .1%
BNP Paribas SA 30,000 1,942,264
Building Products 0 .7%
Cie de Saint-Gobain 20,000 1,157,548
Chemicals 1 .3%
Air Liquide SA 13,000 2,339,520
Construction & Engineering 0 .5%
Vinci SA 6,500 804,878
Insurance 1 .1%
AXA SA 60,000 1,958,799
IT Services 0 .4%
Capgemini SE 4,000 730,121
Oil, Gas & Consumable Fuels 1 .5%
TotalEnergies SE 40,000 2,549,948
Personal Care Products 1 .4%
L'Oreal SA 5,000 2,386,341
Textiles, Apparel & Luxury Goods 3 .3%
Hermes International 900 1,952,945
LVMH Moet Hennessy Louis
Vuitton SE 4,000 3,843,738
5,796,683
21,069,883
GERMANY 7 .0%
Air Freight & Logistics 0 .9%
Deutsche Post AG (Registered) 33,000 1,583,828
Automobiles 0 .8%
Bayerische Motoren Werke AG 13,000 1,453,035
Diversified Telecommunication Services 1 .0%
Deutsche Telekom AG
(Registered) 70,000 1,687,780
Industrial Conglomerates 1 .4%
Siemens AG (Registered) 15,000 2,460,909
Insurance 1 .4%
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) * 7,000 2,628,411
Pharmaceuticals 0 .8%
Bayer AG (Registered) 20,000 1,317,171
Semiconductors & Semiconductor Equipment 0 .7%
Infineon Technologies AG 32,500 1,180,037
12,311,171
HONG KONG 1 .6%
Capital Markets 0 .3%
Hong Kong Exchanges & Clearing
Ltd. 14,000 584,098
Insurance 0 .8%
AIA Group Ltd. 125,000 1,363,898
Real Estate Management & Development 0 .5%
CK Asset Holdings Ltd. 140,000 827,804
2,775,800

34 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Bailard International Equities Fund
Common Stocks
Shares Value ($)
INDIA 0 .4%
IT Services 0 .4%
Infosys Ltd., ADR 50,000 777,000
IRELAND 0 .7%
Construction Materials 0 .7%
CRH plc 27,000 1,305,720
ITALY 4 .1%
Automobiles 0 .6%
Ferrari NV 4,000 1,114,471
Banks 1 .4%
Intesa Sanpaolo SpA 300,000 788,837
UniCredit SpA 80,000 1,583,179
2,372,016
Electric Utilities 0 .8%
Enel SpA 200,000 1,366,550
Electrical Equipment 0 .8%
Prysmian SpA 35,000 1,430,476
Insurance 0 .5%
Assicurazioni Generali SpA 40,000 832,578
7,116,091
JAPAN 23 .0%
Automobile Components 0 .7%
Denso Corp. 20,000 1,206,921
Automobiles 1 .6%
Honda Motor Co. Ltd. 50,000 1,327,751
Suzuki Motor Corp. 20,000 695,393
Toyota Motor Corp. 60,000 823,873
2,847,017
Banks 1 .1%
Mitsubishi UFJ Financial Group,
Inc. 200,000 1,261,623
Sumitomo Mitsui Financial Group,
Inc. 15,000 615,798
1,877,421
Beverages 0 .6%
Kirin Holdings Co. Ltd. 65,000 1,056,793
Chemicals 0 .8%
Shin-Etsu Chemical Co. Ltd. 50,000 1,431,084
Consumer Staples Distribution & Retail 0 .5%
Seven & i Holdings Co. Ltd. 20,000 905,801
Electrical Equipment 0 .7%
Mitsubishi Electric Corp. 100,000 1,239,817
Electronic Equipment, Instruments & Components 0 .5%
Murata Manufacturing Co. Ltd. 14,000 814,985
Entertainment 0 .6%
Nintendo Co. Ltd. 25,000 1,054,395
Financial Services 0 .5%
ORIX Corp. 50,000 851,447
Health Care Equipment & Supplies 1 .2%
Hoya Corp. 12,000 1,264,061
Olympus Corp. 45,000 787,185
2,051,246
Household Durables 1 .4%
Panasonic Holdings Corp. 100,000 941,678
Sekisui Chemical Co. Ltd. 40,000 569,732
Common Stocks
Shares Value ($)
JAPAN
Household Durables
Sony Group Corp. 10,000 950,005
2,461,415
Industrial Conglomerates 0 .6%
Hitachi Ltd. 20,000 1,109,746
Insurance 0 .5%
Dai-ichi Life Holdings, Inc. 50,000 928,199
IT Services 1 .2%
Fujitsu Ltd. 7,000 932,785
NEC Corp. 30,000 1,154,361
2,087,146
Media 0 .4%
Hakuhodo DY Holdings, Inc. 60,000 706,913
Metals & Mining 0 .4%
Nippon Steel Corp. 30,000 640,502
Personal Care Products 0 .5%
Kao Corp. 20,000 809,377
Pharmaceuticals 1 .4%
Astellas Pharma, Inc. 90,000 1,357,347
Chugai Pharmaceutical Co. Ltd. 40,000 1,032,480
2,389,827
Professional Services 0 .7%
Recruit Holdings Co. Ltd. 43,000 1,212,222
Semiconductors & Semiconductor Equipment 2 .1%
Advantest Corp. 15,000 1,164,763
Renesas Electronics Corp. * 100,000 1,306,564
Tokyo Electron Ltd. 10,500 1,199,118
3,670,445
Specialty Retail 0 .5%
Fast Retailing Co. Ltd. 3,900 923,294
Technology Hardware, Storage & Peripherals 0 .5%
Canon, Inc. 40,000 955,298
Tobacco 0 .3%
Japan Tobacco, Inc. 25,000 537,907
Trading Companies & Distributors 2 .5%
ITOCHU Corp. 40,000 1,329,192
Mitsubishi Corp. 35,000 1,298,580
Mitsui & Co. Ltd. 35,000 1,095,818
Sumitomo Corp. 40,000 717,384
4,440,974
Wireless Telecommunication Services 1 .2%
KDDI Corp. 30,000 936,833
SoftBank Corp. 100,000 1,126,320
2,063,153
40,273,345
LUXEMBOURG 0 .5%
Metals & Mining 0 .5%
ArcelorMittal SA 30,000 851,311
NETHERLANDS 6 .0%
Banks 0 .9%
ING Groep NV 130,000 1,614,341
Consumer Staples Distribution & Retail 1 .0%
Koninklijke Ahold Delhaize NV 50,000 1,721,889

Nationwide Bailard International Equities Fund - April 30, 2023 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
NETHERLANDS
Oil, Gas & Consumable Fuels 1 .1%
Shell plc 60,000 1,845,887
Professional Services 1 .5%
Randstad NV 20,000 1,087,249
Wolters Kluwer NV 13,000 1,722,791
2,810,040
Semiconductors & Semiconductor Equipment 1 .5%
ASML Holding NV (Registered),
NYRS 4,000 2,547,440
10,539,597
NORWAY 0 .6%
Metals & Mining 0 .6%
Norsk Hydro ASA 150,000 1,103,518
POLAND 0 .4%
Oil, Gas & Consumable Fuels 0 .4%
Polski Koncern Naftowy ORLEN
SA 50,000 764,704
PORTUGAL 1 .1%
Consumer Staples Distribution & Retail 0 .6%
Jeronimo Martins SGPS SA 40,000 1,010,546
Electric Utilities 0 .5%
EDP - Energias de Portugal SA 150,000 827,560
1,838,106
SINGAPORE 0 .9%
Semiconductors & Semiconductor Equipment 0 .9%
STMicroelectronics NV 35,000 1,499,455
SOUTH AFRICA 0 .8%
Metals & Mining 0 .8%
Anglo American plc 45,000 1,382,010
SOUTH KOREA 1 .0%
Banks 0 .4%
KB Financial Group, Inc. 20,000 742,111
Technology Hardware, Storage & Peripherals 0 .6%
Samsung Electronics Co. Ltd. 20,000 985,368
1,727,479
SPAIN 3 .1%
Banks 0 .8%
Banco Bilbao Vizcaya Argentaria
SA 200,000 1,471,282
Electric Utilities 0 .5%
Iberdrola SA 65,000 843,284
Gas Utilities 0 .7%
Naturgy Energy Group SA (a) 40,000 1,246,622
Specialty Retail 0 .6%
Industria de Diseno Textil SA (a) 30,000 1,031,873
Transportation Infrastructure 0 .5%
Aena SME SA Reg. S *(a)(b) 5,000 844,354
5,437,415
SWEDEN 0 .6%
Machinery 0 .6%
Atlas Copco AB
, Class B
(a) 75,000 962,837
Common Stocks
Shares Value ($)
SWITZERLAND 2 .5%
Capital Markets 0 .5%
UBS Group AG (Registered) 40,000 812,987
Insurance 0 .8%
Zurich Insurance Group AG 3,000 1,451,047
Pharmaceuticals 1 .2%
Novartis AG (Registered) 20,000 2,047,013
4,311,047
TAIWAN 0 .5%
Semiconductors & Semiconductor Equipment 0 .5%
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR 10,000 843,000
UNITED KINGDOM 10 .9%
Aerospace & Defense 0 .6%
BAE Systems plc 80,000 1,019,969
Banks 1 .3%
Barclays plc 570,000 1,149,857
HSBC Holdings plc 150,000 1,079,607
2,229,464
Beverages 0 .5%
Diageo plc 20,000 913,648
Capital Markets 0 .8%
3i Group plc 60,000 1,336,390
Electric Utilities 0 .5%
SSE plc 35,000 807,519
Hotels, Restaurants & Leisure 0 .5%
Compass Group plc 30,000 790,787
Household Products 0 .5%
Reckitt Benckiser Group plc 10,000 808,742
Industrial Conglomerates 0 .6%
CK Hutchison Holdings Ltd. 150,000 1,008,788
Oil, Gas & Consumable Fuels 1 .4%
BP plc 400,000 2,690,142
Personal Care Products 1 .3%
Unilever plc 40,000 2,227,911
Pharmaceuticals 1 .4%
AstraZeneca plc, ADR 35,000 2,562,700
Professional Services 0 .4%
RELX plc 22,500 748,443
Textiles, Apparel & Luxury Goods 1 .1%
Burberry Group plc 60,000 1,956,702
19,101,205
UNITED STATES 6 .4%
Automobiles 0 .6%
Stellantis NV 65,000 1,075,835
Electrical Equipment 1 .2%
Schneider Electric SE 12,500 2,183,864
Food Products 1 .7%
Nestle SA (Registered) 23,000 2,948,851
Pharmaceuticals 2 .1%
Roche Holding AG 6,000 1,880,626

36 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Bailard International Equities Fund
Common Stocks
Shares Value ($)
UNITED STATES
Pharmaceuticals
Sanofi 15,000 1,653,301
3,533,927
Trading Companies & Distributors 0 .8%
Ferguson plc 10,000 1,409,156
11,151,633
Total Common Stocks
(cost $140,531,392) 171,228,835
Exchange Traded Fund 0 .2%
UNITED STATES 0 .2%
VanEck Vietnam ETF (a) 35,000 425,250
Total Exchange Traded Fund
(cost $622,056) 425,250
Repurchase Agreement 1 .5%
Principal
Amount ($)
CF Secured, LLC, 4.77%,
dated 4/28/2023, due
5/1/2023, repurchase price
$2,588,446, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
5/15/2023 - 2/15/2053; total
market value $2,640,215.(c)
(d) 2,587,417 2,587,417
Total Repurchase Agreement
(cost $2,587,417) 2,587,417
Total Investments
(cost $143,740,865) — 99.7% 174,241,502
Other assets in excess of liabilities — 0.3% 557,116
NET ASSETS — 100.0%
$ 174,798,618
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of April
30, 2023. The total value of securities on loan as of April
30, 2023 was $5,509,674, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $2,587,417 and by $4,151,138 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from
5/25/2023 – 5/15/2052, a total value of $6,738,555.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2023 was
$844,354 which represents 0.48% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2023 was $2,587,417.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
ETF Exchange Traded Fund
NYRS New York Registry Shares
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
The accompanying notes are an integral part of these financial statements.

Nationwide Global Sustainable Equity Fund - April 30, 2023 (Unaudited) - Statement of Investments - 37
Common Stocks 98 .5%
Shares Value ($)
BRAZIL 0 .9%
Broadline Retail 0 .9%
MercadoLibre, Inc. * 1,503 1,920,067
CANADA 1 .9%
Ground Transportation 1 .9%
Canadian Pacific Kansas City Ltd.
(a) 49,319 3,888,310
CHINA 0 .8%
Automobiles 0 .4%
Li Auto, Inc., ADR *(a) 38,132 896,102
Chemicals 0 .0%
†
Tianhe Chemicals Group Ltd. *^∞ 2,702,000 0
Hotels, Restaurants & Leisure 0 .4%
Meituan
, Class B
Reg. S *(b) 46,480 793,240
1,689,342
DENMARK 1 .1%
Biotechnology 1 .1%
Genmab A/S * 5,319 2,184,954
FINLAND 1 .4%
Machinery 1 .4%
Metso Outotec OYJ 258,300 2,856,653
FRANCE 4 .8%
Automobile Components 1 .2%
Cie Generale des Etablissements
Michelin SCA 75,034 2,391,823
Food Products 1 .3%
Danone SA (a) 39,015 2,581,672
Insurance 2 .3%
AXA SA 148,573 4,850,411
9,823,906
GERMANY 1 .1%
Machinery 1 .1%
Knorr-Bremse AG 30,876 2,160,855
INDIA 1 .4%
Banks 1 .4%
Axis Bank Ltd., GDR Reg. S 52,167 2,762,160
INDONESIA 0 .7%
Banks 0 .7%
Bank Mandiri Persero Tbk. PT 4,211,100 1,487,885
ITALY 0 .9%
Electrical Equipment 0 .9%
Prysmian SpA 46,174 1,887,166
JAPAN 5 .4%
Banks 1 .0%
Mitsubishi UFJ Financial Group,
Inc. 328,200 2,070,324
Diversified Telecommunication Services 1 .0%
Nippon Telegraph & Telephone
Corp. 67,800 2,067,722
Household Durables 1 .7%
Sony Group Corp. 36,800 3,496,021
Professional Services 0 .6%
TechnoPro Holdings, Inc. 43,814 1,195,507
Common Stocks
Shares Value ($)
JAPAN
Wireless Telecommunication Services 1 .1%
SoftBank Group Corp. 58,800 2,220,714
11,050,288
NETHERLANDS 1 .9%
Health Care Equipment & Supplies 1 .9%
Koninklijke Philips NV 185,594 3,922,851
NORWAY 3 .0%
Metals & Mining 1 .0%
Norsk Hydro ASA 288,199 2,120,218
Oil, Gas & Consumable Fuels 2 .0%
Equinor ASA 137,106 3,940,267
6,060,485
SWITZERLAND 2 .1%
Food Products 1 .0%
Barry Callebaut AG (Registered) 973 2,076,445
Health Care Equipment & Supplies 1 .1%
Alcon, Inc. 30,351 2,208,188
4,284,633
UNITED KINGDOM 9 .4%
Capital Markets 2 .4%
London Stock Exchange Group plc 45,712 4,792,500
Electronic Equipment, Instruments & Components 1 .4%
Spectris plc 60,455 2,865,031
Personal Care Products 1 .6%
Unilever plc 58,293 3,247,101
Pharmaceuticals 1 .7%
AstraZeneca plc 23,461 3,452,236
Software 1 .0%
Sage Group plc (The) 194,837 2,008,516
Trading Companies & Distributors 1 .3%
Ashtead Group plc 46,345 2,669,134
19,034,518
UNITED STATES 61 .7%
Automobile Components 1 .7%
Aptiv plc * 33,221 3,417,112
Automobiles 0 .1%
Rivian Automotive, Inc.
, Class A
*(a) 18,330 234,991
Banks 1 .3%
Wells Fargo & Co. 68,063 2,705,504
Biotechnology 3 .4%
AbbVie, Inc. 22,598 3,415,010
Vertex Pharmaceuticals, Inc. * 10,417 3,549,384
6,964,394
Capital Markets 2 .1%
Ameriprise Financial, Inc. 14,129 4,311,040
Chemicals 4 .3%
Ecolab, Inc. 17,279 2,900,107
Linde plc 15,586 5,758,248
8,658,355

38 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Global Sustainable Equity Fund
Common Stocks
Shares Value ($)
UNITED STATES
Commercial Services & Supplies 2 .6%
Montrose Environmental Group,
Inc. * 58,748 1,789,464
MSA Safety, Inc. 15,432 2,002,302
Waste Management, Inc. 9,197 1,527,162
5,318,928
Consumer Finance 0 .7%
SLM Corp. 99,934 1,501,009
Consumer Staples Distribution & Retail 1 .4%
Costco Wholesale Corp. 5,617 2,826,587
Electrical Equipment 1 .6%
Regal Rexnord Corp. (a) 13,877 1,806,231
Shoals Technologies Group, Inc.
,
Class A
* 65,933 1,377,340
3,183,571
Electronic Equipment, Instruments & Components 0 .9%
Zebra Technologies Corp.
, Class
A
* 6,205 1,787,226
Entertainment 2 .7%
Electronic Arts, Inc. 23,087 2,938,513
Netflix, Inc. * 7,462 2,461,938
5,400,451
Financial Services 3 .5%
Fidelity National Information
Services, Inc. 26,800 1,573,696
Visa, Inc.
, Class A
(a) 24,002 5,585,985
7,159,681
Health Care Providers & Services 3 .6%
Laboratory Corp. of America
Holdings 11,060 2,507,413
UnitedHealth Group, Inc. 9,930 4,886,453
7,393,866
Hotels, Restaurants & Leisure 1 .7%
Starbucks Corp. 30,233 3,455,330
Industrial REITs 0 .8%
Prologis, Inc. 13,072 1,637,268
Insurance 1 .8%
Marsh & McLennan Cos., Inc. 20,671 3,724,707
IT Services 0 .9%
Snowflake, Inc.
, Class A
* 12,116 1,794,137
Leisure Products 0 .8%
Brunswick Corp. 18,284 1,550,300
Life Sciences Tools & Services 1 .2%
Bio-Rad Laboratories, Inc.
, Class
A
* 5,405 2,436,520
Machinery 1 .6%
Ingersoll Rand, Inc. 58,320 3,325,406
Oil, Gas & Consumable Fuels 2 .4%
Hess Corp. 32,909 4,773,780
Pharmaceuticals 2 .1%
Eli Lilly & Co. 10,792 4,272,121
Semiconductors & Semiconductor Equipment 4 .6%
Advanced Micro Devices, Inc. * 22,662 2,025,303
Micron Technology, Inc. 32,131 2,067,951
MKS Instruments, Inc. 9,756 818,236
Common Stocks
Shares Value ($)
UNITED STATES
Semiconductors & Semiconductor Equipment
ON Semiconductor Corp. * 18,201 1,309,744
Universal Display Corp. 21,302 2,842,966
9,064,200
Software 11 .7%
Adobe, Inc. * 11,207 4,231,315
Cadence Design Systems, Inc. * 13,113 2,746,518
Five9, Inc. * 21,280 1,379,795
Microsoft Corp. 33,295 10,230,222
Salesforce, Inc. * 13,083 2,595,275
Splunk, Inc. * 16,528 1,425,375
VMware, Inc.
, Class A
* 7,739 967,607
23,576,107
Specialty Retail 2 .2%
TJX Cos., Inc. (The) 56,071 4,419,516
124,892,107
Total Common Stocks
(cost $184,986,640) 199,906,180
Repurchase Agreement 2 .3%
Principal
Amount ($)
CF Secured, LLC, 4.77%,
dated 4/28/2023, due
5/1/2023, repurchase price
$4,663,195, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
5/15/2023 - 2/15/2053; total
market value $4,756,459.(c)
(d) 4,661,341 4,661,341
Total Repurchase Agreement
(cost $4,661,341) 4,661,341
Total Investments
(cost $189,647,981) — 100.8% 204,567,521
Liabilities in excess of other assets — (0.8)% (1,693,452)
NET ASSETS — 100.0%
$ 202,874,069

Nationwide Global Sustainable Equity Fund - April 30, 2023 (Unaudited) - Statement of Investments - 39
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of April
30, 2023. The total value of securities on loan as of April 30,
2023 was $10,569,024, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $4,661,341 and by $6,066,634 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.13%, and maturity dates ranging from
5/31/2023 – 11/15/2052, a total value of $10,727,975.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2023 was
$793,240 which represents 0.39% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2023 was $4,661,341.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
GDR Global Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

40 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks 97 .1%
Shares Value ($)
AUSTRALIA 6 .1%
Chemicals 0 .2%
Nufarm Ltd. 397,956 1,470,685
Construction Materials 0 .1%
CSR Ltd. 143,457 499,356
Consumer Finance 0 .3%
Credit Corp. Group Ltd. (a) 152,864 1,836,413
Consumer Staples Distribution & Retail 0 .3%
GrainCorp Ltd.
, Class A
76,202 342,831
Metcash Ltd. (a) 516,941 1,338,784
1,681,615
Containers & Packaging 0 .4%
Orora Ltd. 1,058,792 2,414,210
Distributors 0 .2%
Bapcor Ltd. 220,255 955,328
Financial Services 1 .1%
Liberty Financial Group Ltd. Reg.
S 774,695 1,971,183
Omni Bridgeway Ltd. *(a) 990,026 1,503,898
Tyro Payments Ltd. * 2,555,841 2,691,215
6,166,296
Food Products 0 .1%
Elders Ltd. 156,766 843,305
Hotels, Restaurants & Leisure 0 .2%
Flight Centre Travel Group Ltd.
*(a) 87,915 1,149,243
Household Durables 0 .1%
Breville Group Ltd. (a) 66,600 912,267
Metals & Mining 1 .2%
Bellevue Gold Ltd. * 3,350,795 3,122,940
Genesis Minerals Ltd. * 208,967 187,004
IGO Ltd. 257,709 2,352,199
OZ Minerals Ltd. ∞ 69,387 1,216,705
6,878,848
Oil, Gas & Consumable Fuels 0 .4%
Whitehaven Coal Ltd. 448,034 2,150,487
Retail REITs 0 .4%
Vicinity Ltd. 1,979,938 2,760,421
Software 0 .1%
SiteMinder Ltd. * 264,931 641,383
Specialized REITs 0 .5%
National Storage REIT 1,872,117 3,106,089
Specialty Retail 0 .3%
Lovisa Holdings Ltd. 43,239 761,598
Nick Scali Ltd. (a) 113,600 731,725
Temple & Webster Group Ltd. *(a) 210,300 561,709
2,055,032
Trading Companies & Distributors 0 .2%
Seven Group Holdings Ltd. 89,322 1,403,611
Transportation Infrastructure 0 .0%
†
Atlas Arteria Ltd. 51,171 221,709
37,146,298
AUSTRIA 2 .4%
Banks 1 .5%
Addiko Bank AG * 179,319 2,746,894
Common Stocks
Shares Value ($)
AUSTRIA
Banks
BAWAG Group AG Reg. S (b) 133,315 6,519,953
9,266,847
Construction Materials 0 .2%
Wienerberger AG 39,071 1,180,354
Machinery 0 .7%
ANDRITZ AG 70,065 4,550,525
14,997,726
BELGIUM 0 .7%
Banks 0 .7%
KBC Ancora 89,816 4,344,131
BRAZIL 3 .3%
Financial Services 0 .3%
Pagseguro Digital Ltd.
, Class A
*(a) 198,908 1,957,255
Ground Transportation 0 .5%
Rumo SA 741,900 2,930,236
IT Services 0 .5%
Locaweb Servicos de Internet SA
Reg. S *(b) 2,882,900 3,040,229
Software 0 .8%
TOTVS SA 965,300 4,966,036
Water Utilities 0 .4%
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP * 240,100 2,220,581
Wireless Telecommunication Services 0 .8%
TIM SA 1,763,700 4,950,439
20,064,776
BURKINA FASO 0 .5%
Metals & Mining 0 .5%
Endeavour Mining plc (a) 112,589 2,898,553
CANADA 3 .9%
Chemicals 0 .2%
EcoSynthetix, Inc. *(a) 574,423 1,280,406
Entertainment 0 .2%
Boat Rocker Media, Inc. * 667,303 1,039,236
Financial Services 0 .7%
Nuvei Corp. Reg. S * 109,962 4,469,955
Metals & Mining 0 .3%
Faraday Copper Corp. *(a) 1,420,222 1,069,215
Stelco Holdings, Inc. 30,449 1,063,923
2,133,138
Oil, Gas & Consumable Fuels 0 .9%
MEG Energy Corp. * 178,828 2,977,717
Parex Resources, Inc. 133,480 2,710,289
5,688,006
Real Estate Management & Development 0 .6%
Colliers International Group, Inc. 34,907 3,712,146
Residential REITs 0 .3%
Boardwalk REIT 37,292 1,596,439
Software 0 .7%
Lightspeed Commerce, Inc. * 316,971 4,163,502
24,082,828

Nationwide International Small Cap Fund - April 30, 2023 (Unaudited) - Statement of Investments - 41
Common Stocks
Shares Value ($)
CHILE 0 .4%
Metals & Mining 0 .4%
Lundin Mining Corp. 281,998 2,154,245
CHINA 2 .0%
Automobile Components 0 .2%
Minth Group Ltd. 492,347 1,423,192
Gas Utilities 0 .6%
Beijing Enterprises Holdings Ltd. 801,500 3,324,910
Hotels, Restaurants & Leisure 0 .3%
BTG Hotels Group Co. Ltd.
, Class
A
526,600 1,648,801
Independent Power and Renewable Electricity Producers 0 .3%
China Datang Corp. Renewable
Power Co. Ltd.
, Class H
5,250,000 2,041,898
Machinery 0 .4%
Airtac International Group 62,432 2,265,910
Software 0 .2%
Kingdee International Software
Group Co. Ltd. * 482,785 746,190
Longshine Technology Group Co.
Ltd.
, Class A
159,700 553,320
1,299,510
12,004,221
DENMARK 0 .7%
Biotechnology 0 .7%
Ascendis Pharma A/S, ADR * 24,769 1,732,839
Zealand Pharma A/S * 73,544 2,484,704
4,217,543
EGYPT 0 .4%
Oil, Gas & Consumable Fuels 0 .4%
Energean plc 152,103 2,368,457
FINLAND 0 .8%
Automobile Components 0 .1%
Nokian Renkaat OYJ (a) 90,752 884,976
Chemicals 0 .5%
Kemira OYJ 143,565 2,513,790
Machinery 0 .2%
Wartsila OYJ Abp 120,957 1,404,779
4,803,545
FRANCE 3 .8%
Construction Materials 0 .2%
Imerys SA 15,472 635,900
Vicat SA 29,892 872,445
1,508,345
Diversified REITs 0 .6%
ICADE 80,838 3,799,185
Energy Equipment & Services 0 .1%
Vallourec SA * 77,579 881,830
Gas Utilities 0 .4%
Rubis SCA 91,030 2,690,005
Ground Transportation 0 .5%
ALD SA Reg. S (b) 250,099 3,013,592
Household Durables 0 .5%
Kaufman & Broad SA (a) 92,624 3,014,998
Common Stocks
Shares Value ($)
FRANCE
Media 1 .3%
JCDecaux SE * 343,329 7,596,649
Oil, Gas & Consumable Fuels 0 .2%
Gaztransport Et Technigaz SA 9,399 1,007,823
23,512,427
GERMANY 3 .2%
Aerospace & Defense 1 .0%
Hensoldt AG 166,608 6,249,923
Biotechnology 0 .1%
Immatics NV *(a) 110,321 788,795
Electronic Equipment, Instruments & Components 0 .6%
Jenoptik AG 119,380 3,802,954
Financial Services 0 .2%
Hypoport SE *(a) 8,021 1,284,203
Life Sciences Tools & Services 0 .2%
Evotec SE * 57,949 1,065,363
Machinery 0 .2%
KION Group AG 31,786 1,312,368
Professional Services 0 .3%
Bertrandt AG 34,964 1,947,292
Semiconductors & Semiconductor Equipment 0 .5%
AIXTRON SE 107,385 3,032,659
Transportation Infrastructure 0 .1%
Hamburger Hafen und Logistik AG 25,215 348,226
19,831,783
HONG KONG 1 .8%
Banks 0 .9%
Dah Sing Financial Holdings Ltd. 1,973,336 5,058,931
Food Products 0 .1%
Vitasoy International Holdings Ltd. 282,693 499,797
Hotels, Restaurants & Leisure 0 .5%
Melco Resorts & Entertainment
Ltd., ADR * 238,130 3,248,093
Specialty Retail 0 .2%
Luk Fook Holdings International
Ltd. 79,000 254,358
Pou Sheng International Holdings
Ltd. 14,560,150 1,223,397
1,477,755
Textiles, Apparel & Luxury Goods 0 .1%
Chow Sang Sang Holdings
International Ltd. 360,000 473,436
10,758,012
HUNGARY 0 .1%
Oil, Gas & Consumable Fuels 0 .1%
MOL Hungarian Oil & Gas plc 44,866 363,667
INDIA 0 .3%
Hotels, Restaurants & Leisure 0 .3%
MakeMyTrip Ltd. * 45,062 1,056,253
Zomato Ltd. * 1,367,161 1,091,558
2,147,811

42 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
ISRAEL 1 .4%
IT Services 0 .9%
Wix.com Ltd. *(a) 64,061 5,588,041
Real Estate Management & Development 0 .5%
Melisron Ltd. 41,645 2,786,626
8,374,667
ITALY 3 .7%
Banks 0 .3%
Banca Popolare di Sondrio SpA 413,095 1,877,672
Construction Materials 0 .2%
Buzzi Unicem SpA 56,046 1,391,366
Electrical Equipment 0 .1%
Eurogroup Laminations SpA * 87,323 510,947
Financial Services 0 .7%
BFF Bank SpA Reg. S (b) 437,344 4,204,019
Gas Utilities 0 .6%
Italgas SpA 574,796 3,752,235
Life Sciences Tools & Services 0 .8%
Stevanato Group SpA 196,526 5,209,904
Textiles, Apparel & Luxury Goods 1 .0%
OVS SpA Reg. S (b) 1,362,986 4,097,439
Salvatore Ferragamo SpA 97,830 1,720,348
5,817,787
22,763,930
JAPAN 26 .3%
Automobile Components 0 .5%
Ichikoh Industries Ltd. 49,900 202,152
Koito Manufacturing Co. Ltd. 56,000 1,082,738
Musashi Seimitsu Industry Co. Ltd. 114,400 1,544,022
Nifco, Inc. 12,295 352,929
3,181,841
Banks 1 .4%
Bank of Kyoto Ltd. (The) 95,316 4,682,670
Shiga Bank Ltd. (The) (a) 192,500 4,010,273
8,692,943
Broadline Retail 0 .1%
Seria Co. Ltd. 48,700 867,328
Building Products 0 .1%
Sekisui Jushi Corp. 38,400 616,937
Capital Markets 0 .0%
†
Ichiyoshi Securities Co. Ltd. (a) 55,870 242,976
Chemicals 2 .1%
Air Water, Inc. 100,500 1,269,791
Daicel Corp. 78,400 617,918
Denka Co. Ltd. 22,400 448,787
JSR Corp. 90,182 2,095,419
Kansai Paint Co. Ltd. 70,300 991,379
Lintec Corp. 32,100 536,631
Mitsubishi Gas Chemical Co., Inc. 56,100 815,428
Nippon Shokubai Co. Ltd. 14,400 578,083
NOF Corp. 29,700 1,357,451
Resonac Holdings Corp. 42,100 666,001
Shin-Etsu Polymer Co. Ltd. 85,400 840,318
Teijin Ltd. 61,000 681,229
Tokyo Ohka Kogyo Co. Ltd. 40,900 2,136,010
13,034,445
Common Stocks
Shares Value ($)
JAPAN
Commercial Services & Supplies 0 .4%
Park24 Co. Ltd. * 175,000 2,689,283
Construction & Engineering 1 .2%
COMSYS Holdings Corp. 58,600 1,120,332
EXEO Group, Inc. 62,300 1,156,233
JGC Holdings Corp. 87,200 1,088,571
Kumagai Gumi Co. Ltd. 30,700 653,009
Kyudenko Corp. 31,800 846,521
MIRAIT ONE Corp. 55,800 693,299
SHO-BOND Holdings Co. Ltd. 17,300 739,517
Toyo Construction Co. Ltd. 60,600 432,180
Yokogawa Bridge Holdings Corp. 35,600 582,361
7,312,023
Construction Materials 0 .1%
Taiheiyo Cement Corp. 31,600 566,322
Containers & Packaging 0 .3%
FP Corp. 65,300 1,622,703
Electric Utilities 0 .7%
Kyushu Electric Power Co., Inc. * 679,500 3,990,835
Electronic Equipment, Instruments & Components 0 .3%
Taiyo Yuden Co. Ltd. 53,600 1,639,023
Entertainment 0 .3%
Koei Tecmo Holdings Co. Ltd. 36,200 665,654
Square Enix Holdings Co. Ltd. 25,385 1,249,403
1,915,057
Financial Services 0 .1%
GMO Financial Gate, Inc. 9,640 780,692
Food Products 1 .5%
Calbee, Inc. 438,400 9,485,056
Ground Transportation 1 .2%
Fukuyama Transporting Co. Ltd. 125,600 3,353,223
Seino Holdings Co. Ltd. 359,900 3,993,978
7,347,201
Health Care Equipment & Supplies 0 .8%
Asahi Intecc Co. Ltd. 168,800 3,055,774
Mani, Inc. 145,400 1,905,475
4,961,249
Hotels, Restaurants & Leisure 1 .0%
Food & Life Cos. Ltd. 155,800 3,750,230
Kyoritsu Maintenance Co. Ltd. 63,400 2,554,016
6,304,246
Household Durables 0 .5%
Nikon Corp. 304,500 3,145,504
Household Products 0 .4%
Pigeon Corp. 163,000 2,533,372
Industrial REITs 0 .7%
LaSalle Logiport REIT 3,427 4,069,825
IT Services 0 .2%
Simplex Holdings, Inc. 56,560 983,674
Leisure Products 0 .5%
Universal Entertainment Corp. * 137,200 2,895,278
Machinery 2 .5%
Amada Co. Ltd. 159,300 1,488,459
DMG Mori Co. Ltd. 72,300 1,162,345
Ebara Corp. 36,900 1,616,136

Nationwide International Small Cap Fund - April 30, 2023 (Unaudited) - Statement of Investments - 43
Common Stocks
Shares Value ($)
JAPAN
Machinery
Fuji Corp. 75,200 1,262,310
Giken Ltd. 18,500 290,756
Hino Motors Ltd. * 146,700 578,314
IHI Corp. 57,200 1,437,177
Japan Steel Works Ltd. (The) 21,500 390,840
Kawasaki Heavy Industries Ltd. 73,000 1,586,289
Max Co. Ltd. 43,600 698,053
Miura Co. Ltd. 35,900 957,884
NSK Ltd. 117,200 661,483
Shibaura Machine Co. Ltd. 19,000 442,850
Sumitomo Heavy Industries Ltd. 57,800 1,397,100
THK Co. Ltd. 59,800 1,340,552
15,310,548
Media 1 .0%
Hakuhodo DY Holdings, Inc. 524,954 6,184,945
Personal Care Products 1 .2%
Mandom Corp. 233,800 2,779,128
Pola Orbis Holdings, Inc. 329,900 4,583,703
7,362,831
Professional Services 1 .3%
dip Corp. (a) 65,100 1,608,513
TechnoPro Holdings, Inc. 220,200 6,008,368
Visional, Inc. * 5,890 307,947
7,924,828
Real Estate Management & Development 0 .8%
Heiwa Real Estate Co. Ltd. 52,300 1,497,530
SRE Holdings Corp. *(a) 62,500 1,404,686
Tokyo Tatemono Co. Ltd. 141,000 1,784,061
4,686,277
Residential REITs 0 .6%
Comforia Residential REIT, Inc. 1,594 3,988,106
Retail REITs 0 .4%
Frontier Real Estate Investment
Corp. 734 2,652,460
Semiconductors & Semiconductor Equipment 0 .7%
Ulvac, Inc. 109,100 4,315,196
Software 0 .2%
Sansan, Inc. * 81,008 1,088,910
Specialty Retail 1 .2%
Istyle, Inc. * 1,169,700 4,667,779
JINS Holdings, Inc. 115,600 2,490,790
7,158,569
Textiles, Apparel & Luxury Goods 1 .0%
Asics Corp. 104,100 2,913,447
Descente Ltd. 98,100 3,116,754
6,030,201
Trading Companies & Distributors 0 .6%
Inaba Denki Sangyo Co. Ltd. 52,700 1,175,846
Sojitz Corp. 100,780 2,125,811
Yamazen Corp. 77,600 601,794
3,903,451
Transportation Infrastructure 0 .4%
Japan Airport Terminal Co. Ltd. 56,500 2,762,515
162,246,650
Common Stocks
Shares Value ($)
JERSEY 0 .3%
Oil, Gas & Consumable Fuels 0 .3%
Ithaca Energy plc 1,012,965 2,033,164
MEXICO 0 .4%
Real Estate Management & Development 0 .4%
Corp. Inmobiliaria Vesta SAB de
CV 873,000 2,757,455
NETHERLANDS 2 .0%
Biotechnology 0 .4%
Merus NV *(a) 119,256 2,287,330
Capital Markets 0 .3%
Flow Traders Ltd. 73,698 1,826,647
Chemicals 0 .2%
Corbion NV (a) 32,260 1,015,715
Hotels, Restaurants & Leisure 0 .2%
DP Eurasia NV Reg. S *(b) 2,157,390 1,143,250
Oil, Gas & Consumable Fuels 0 .1%
Koninklijke Vopak NV (a) 21,877 836,041
Semiconductors & Semiconductor Equipment 0 .8%
BE Semiconductor Industries NV
(a) 56,096 5,063,169
12,172,152
NEW ZEALAND 0 .2%
Building Products 0 .2%
Fletcher Building Ltd. 364,814 1,017,231
NORWAY 0 .7%
Banks 0 .4%
Sparebanken Vest 236,065 2,215,181
Industrial Conglomerates 0 .3%
Aker ASA
, Class A
(a) 33,768 2,063,722
4,278,903
PORTUGAL 0 .3%
Banks 0 .3%
Banco Comercial Portugues SA
,
Class R
7,937,773 2,043,282
SINGAPORE 2 .0%
Ground Transportation 0 .1%
ComfortDelGro Corp. Ltd. 847,500 758,442
Real Estate Management & Development 0 .5%
UOL Group Ltd. 567,500 2,960,915
Retail REITs 0 .2%
Frasers Centrepoint Trust 921,500 1,530,243
Specialized REITs 0 .5%
Keppel DC REIT 1,879,100 3,037,247
Transportation Infrastructure 0 .7%
SATS Ltd. * 2,033,829 3,884,500
12,171,347
SLOVENIA 0 .3%
Banks 0 .3%
Nova Ljubljanska Banka dd, GDR
Reg. S 140,617 2,129,334

44 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
SOUTH AFRICA 0 .4%
Insurance 0 .1%
Discovery Ltd. * 43,925 345,009
Oil, Gas & Consumable Fuels 0 .3%
Thungela Resources Ltd. (a) 221,917 2,066,640
2,411,649
SOUTH KOREA 0 .2%
Automobile Components 0 .2%
Hankook Tire & Technology Co.
Ltd. 3,474 89,692
SNT Motiv Co. Ltd. 23,975 856,371
946,063
SPAIN 0 .6%
Office REITs 0 .1%
Arima Real Estate SOCIMI SA * 71,868 586,142
Pharmaceuticals 0 .5%
Almirall SA 274,341 2,814,544
3,400,686
SWEDEN 3 .3%
Containers & Packaging 0 .4%
Billerud AB (a) 236,044 2,270,008
Health Care Equipment & Supplies 0 .5%
Cellavision AB (a) 59,080 1,009,425
Surgical Science Sweden AB *(a) 114,761 2,096,402
3,105,827
Machinery 1 .1%
Trelleborg AB
, Class B
(a) 273,732 6,893,155
Metals & Mining 0 .4%
SSAB AB
, Class A
382,467 2,721,976
Real Estate Management & Development 0 .9%
Catena AB 62,838 2,410,622
Hufvudstaden AB
, Class A
(a) 208,613 2,975,529
5,386,151
20,377,117
SWITZERLAND 2 .6%
Life Sciences Tools & Services 1 .9%
Siegfried Holding AG (Registered)
* 6,143 4,731,727
Tecan Group AG (Registered) 15,118 6,585,089
11,316,816
Real Estate Management & Development 0 .2%
PSP Swiss Property AG
(Registered) 11,598 1,364,917
Specialty Retail 0 .5%
Dufry AG (Registered) * 66,618 3,070,664
15,752,397
TAIWAN 0 .9%
Electronic Equipment, Instruments & Components 0 .3%
Chroma ATE, Inc. 247,209 1,536,044
Semiconductors & Semiconductor Equipment 0 .6%
Nanya Technology Corp. 1,783,000 3,948,002
5,484,046
Common Stocks
Shares Value ($)
UNITED ARAB EMIRATES 1 .0%
Financial Services 1 .0%
Network International Holdings plc
Reg. S *(b) 1,309,354 6,376,687
UNITED KINGDOM 19 .9%
Biotechnology 1 .2%
Abcam plc, ADR * 291,454 4,747,785
Immunocore Holdings plc, ADR
*(a) 47,692 2,768,521
7,516,306
Broadline Retail 0 .5%
B&M European Value Retail SA 476,864 2,880,667
Capital Markets 0 .8%
Allfunds Group plc * 344,724 2,291,742
Impax Asset Management Group
plc 166,205 1,640,045
TP ICAP Group plc 455,414 974,249
4,906,036
Chemicals 0 .3%
Elementis plc * 753,718 1,182,742
Synthomer plc 441,163 663,054
1,845,796
Commercial Services & Supplies 0 .7%
Smart Metering Systems plc 419,376 4,181,657
Construction Materials 0 .0%
†
Marshalls plc 73,645 278,357
Electronic Equipment, Instruments & Components 1 .1%
Spectris plc 146,839 6,958,866
Food Products 0 .6%
Cranswick plc 41,638 1,679,557
Tate & Lyle plc 189,940 1,947,618
3,627,175
Ground Transportation 0 .4%
National Express Group plc 1,426,594 2,178,545
Health Care Equipment & Supplies 0 .7%
ConvaTec Group plc Reg. S (b) 1,464,581 4,047,996
Hotels, Restaurants & Leisure 1 .9%
Greggs plc 73,415 2,606,274
Restaurant Group plc (The) * 4,374,363 2,232,738
SSP Group plc * 1,017,925 3,300,516
Trainline plc Reg. S *(a)(b) 1,080,382 3,390,285
11,529,813
Household Durables 0 .8%
Berkeley Group Holdings plc 40,307 2,252,644
Taylor Wimpey plc 1,626,446 2,628,869
4,881,513
Insurance 2 .3%
Beazley plc 1,374,931 10,309,328
Sabre Insurance Group plc Reg.
S (b) 2,277,917 3,619,546
13,928,874
IT Services 0 .8%
Softcat plc 292,135 4,928,870
Machinery 3 .0%
IMI plc 461,654 9,263,091
Rotork plc 2,271,701 9,367,817
18,630,908

Nationwide International Small Cap Fund - April 30, 2023 (Unaudited) - Statement of Investments - 45
Common Stocks
Shares Value ($)
UNITED KINGDOM
Office REITs 0 .3%
Derwent London plc 59,212 1,788,005
Oil, Gas & Consumable Fuels 0 .2%
Harbour Energy plc 406,065 1,263,709
Passenger Airlines 0 .5%
easyJet plc * 483,639 3,028,193
Pharmaceuticals 0 .5%
Verona Pharma plc, ADR * 158,594 3,322,544
Residential REITs 0 .1%
UNITE Group plc (The) 31,922 385,541
Retail REITs 0 .7%
Shaftesbury Capital plc 3,060,961 4,535,424
Specialized REITs 0 .5%
Safestore Holdings plc 243,370 3,031,156
Specialty Retail 0 .7%
Watches of Switzerland Group plc
*(b) 162,286 1,697,495
WH Smith plc 136,626 2,711,148
4,408,643
Trading Companies & Distributors 0 .6%
RS GROUP plc 334,160 3,879,346
Water Utilities 0 .7%
Pennon Group plc 401,134 4,339,183
122,303,123
UNITED STATES 0 .2%
Building Products 0 .2%
Reliance Worldwide Corp. Ltd. 476,992 1,295,024
Total Common Stocks
(cost $578,684,396) 596,030,930
Exchange Traded Fund 1 .9%
UNITED STATES 1 .9%
iShares MSCI EAFE Small-Cap
ETF 187,928 11,433,540
Total Exchange Traded Fund
(cost $10,122,478) 11,433,540
Rights 0 .0%
†
Number of
Rights
FRANCE 0 .0%
†
Biotechnology 0 .0%
†
Clementia Pharmaceuticals, Inc.,
CVR*^∞ 16,268 0
Total Rights
(cost $0) 0
Repurchase Agreement 2 .3%
Principal
Amount ($) Value ($)
CF Secured, LLC, 4.77%,
dated 4/28/2023, due
5/1/2023, repurchase price
$14,397,435, collateralized
by U.S. Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
5/15/2023 - 2/15/2053; total
market value $14,685,384.
(c)(d) 14,391,713 14,391,713
Total Repurchase Agreement
(cost $14,391,713) 14,391,713
Total Investments
(cost $603,198,587) — 101.3% 621,856,183
Liabilities in excess of other assets — (1.3)% (7,951,012)
NET ASSETS — 100.0%
$ 613,905,171
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
April 30, 2023. The total value of securities on loan as of
April 30, 2023 was $26,939,293, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $14,391,713 and by $17,049,276 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.25%, and maturity
dates ranging from 5/25/2023 – 5/15/2052, a total value of
$31,440,989.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of April 30, 2023 was $41,150,491 which
represents 6.70% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2023 was $14,391,713.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.

46 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide International Small Cap Fund
ADR American Depositary Receipt
CVR Contingent Value Rights
ETF Exchange Traded Fund
GDR Global Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

Nationwide Janus Henderson Overseas Fund - April 30, 2023 (Unaudited) - Statement of Investments - 47
Common Stocks 96 .1%
Shares Value ($)
AUSTRIA 3 .1%
Banks 3 .1%
Erste Group Bank AG 39,841 1,453,123
CANADA 8 .2%
Metals & Mining 4 .9%
Teck Resources Ltd.
, Class B
49,208 2,292,148
Oil, Gas & Consumable Fuels 3 .3%
Canadian Natural Resources Ltd. 24,673 1,504,313
3,796,461
CHINA 5 .9%
Broadline Retail 2 .3%
JD.com, Inc.
, Class A
59,428 1,055,645
Ground Transportation 0 .8%
Full Truck Alliance Co. Ltd., ADR * 58,498 374,387
Hotels, Restaurants & Leisure 2 .8%
Yum China Holdings, Inc. 21,184 1,294,314
2,724,346
DENMARK 0 .4%
Biotechnology 0 .4%
Ascendis Pharma A/S, ADR * 2,924 204,563
FRANCE 9 .8%
Aerospace & Defense 0 .5%
Airbus SE 1,686 236,678
Banks 4 .5%
BNP Paribas SA 32,074 2,076,538
Oil, Gas & Consumable Fuels 2 .9%
Gaztransport Et Technigaz SA 2,220 238,043
TotalEnergies SE 17,622 1,123,380
1,361,423
Textiles, Apparel & Luxury Goods 1 .9%
LVMH Moet Hennessy Louis
Vuitton SE 917 881,177
4,555,816
GERMANY 5 .2%
Automobiles 0 .8%
Dr Ing hc F Porsche AG
(Preference) Reg. S *(a) 2,939 367,483
Diversified Telecommunication Services 3 .1%
Deutsche Telekom AG
(Registered) 60,799 1,465,933
Pharmaceuticals 1 .3%
Bayer AG (Registered) 8,919 587,393
2,420,809
HONG KONG 3 .0%
Insurance 3 .0%
AIA Group Ltd. 127,275 1,388,721
ITALY 1 .5%
Banks 1 .5%
UniCredit SpA 34,948 691,612
JAPAN 10 .6%
Commercial Services & Supplies 1 .9%
Secom Co. Ltd. 13,768 879,551
Common Stocks
Shares Value ($)
JAPAN
Electronic Equipment, Instruments & Components 2 .8%
Keyence Corp. 2,922 1,318,728
Ground Transportation 1 .4%
Central Japan Railway Co. 5,096 630,785
Health Care Equipment & Supplies 1 .3%
Hoya Corp. 5,595 589,368
Insurance 3 .2%
Dai-ichi Life Holdings, Inc. 80,702 1,498,150
4,916,582
NETHERLANDS 7 .5%
Beverages 3 .5%
Heineken NV 14,223 1,632,531
Biotechnology 1 .0%
Argenx SE, ADR * 1,192 462,353
Semiconductors & Semiconductor Equipment 3 .0%
ASML Holding NV 2,180 1,388,041
3,482,925
SWEDEN 1 .0%
Electronic Equipment, Instruments & Components 1 .0%
Hexagon AB
, Class B
38,898 445,029
SWITZERLAND 2 .4%
Pharmaceuticals 2 .4%
Novartis AG (Registered) 10,822 1,107,639
TAIWAN 3 .7%
Semiconductors & Semiconductor Equipment 3 .7%
Taiwan Semiconductor
Manufacturing Co. Ltd. 105,000 1,721,947
UNITED KINGDOM 21 .1%
Aerospace & Defense 3 .4%
BAE Systems plc 123,651 1,576,502
Banks 2 .7%
NatWest Group plc 380,631 1,260,522
Beverages 3 .0%
Diageo plc 29,895 1,365,675
Hotels, Restaurants & Leisure 4 .5%
Entain plc 112,603 2,049,924
Insurance 1 .3%
Beazley plc 82,844 621,170
Personal Care Products 3 .1%
Unilever plc 25,522 1,421,519
Pharmaceuticals 3 .1%
AstraZeneca plc 9,628 1,416,739
9,712,051
UNITED STATES 12 .7%
Entertainment 2 .5%
Liberty Media Corp.-Liberty
Formula One
, Class C
* 16,295 1,176,336
Metals & Mining 0 .4%
Freeport-McMoRan, Inc. 5,473 207,481

48 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Janus Henderson Overseas Fund
Common Stocks
Shares Value ($)
UNITED STATES
Pharmaceuticals 3 .0%
Sanofi 12,545 1,382,711
Textiles, Apparel & Luxury Goods 3 .0%
Samsonite International SA Reg.
S *(a) 441,622 1,399,909
Trading Companies & Distributors 3 .8%
Ferguson plc 12,140 1,710,716
5,877,153
Total Common Stocks
(cost $35,167,949) 44,498,777
Total Investments
(cost $35,167,949) — 96.1% 44,498,777
Other assets in excess of liabilities — 3.9% 1,782,412
NET ASSETS — 100.0%
$ 46,281,189
* Denotes a non-income producing security.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2023 was
$1,767,392 which represents 3.82% of net assets.
ADR American Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
The accompanying notes are an integral part of these financial statements.

50 - Statements of Assets and Liabilities - April 30, 2023 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Amundi
Global High Yield
Fund
Assets:
Investment securities, at value
*
$ 42,766,465
Repurchase agreements, at value 2,561,763
Cash 1,977,018
Cash pledged for swap contracts 892,800
Deposits with broker for futures contracts —
Foreign currencies, at value 115,728
Interest and dividends receivable 834,299
Security lending income receivable 448
Receivable for investments sold —
Receivable for capital shares issued —
Reclaims receivable 3,099
Due from custodian 148,757
Receivable for reimbursement from investment adviser (Note 3) 13,021
Prepaid expenses 34,832
Total Assets 49,348,230
Liabilities:
Payable for investments purchased 646,365
Payable for capital shares redeemed 1
Payable for variation margin on futures contracts —
Payable for variation margin on centrally cleared swap contracts 35,615
Foreign currency overdraft payable (Note 2) —
Unrealized depreciation on forward foreign currency contracts (Note 2) 47,373
Payable upon return of securities loaned (Note 2) 2,561,763
Accrued expenses and other payables:
Investment advisory fees 24,209
Fund administration fees 9,451
Distribution fees 257
Administrative servicing fees 634
Accounting and transfer agent fees 3,099
Trustee fees 124
Custodian fees 1,155
Compliance program costs (Note 3) 12
Professional fees 17,459
Printing fees 19,336
Other 6,255
Total Liabilities 3,373,108
Net Assets $ 45,975,122
* Includes value of securities on loan (Note 2) 2,474,874
Cost of investment securities 52,175,971
Cost of repurchase agreements 2,561,763
Cost of foreign currencies 115,259
Represented by:
Capital $ 69,174,789
Total distributable earnings (loss) (23,199,667)
Net Assets $ 45,975,122

International Funds - April 30, 2023 (Unaudited) - Statements of Assets and Liabilities - 51
Nationwide Amundi
Strategic Income
Fund
Nationwide Bailard
International
Equities Fund
Nationwide Global
Sustainable Equity
Fund
Nationwide
International Small
Cap Fund
Nationwide
Janus Henderson
Overseas Fund
$ 125,609,683 $ 171,654,085 $ 199,906,180 $ 607,464,470 $ 44,498,777
4,700,481 2,587,417 4,661,341 14,391,713 —
13,079,045 1,681,215 2,919,042 1,560,518 1,009,314
2,513,610 — — — —
2,204,720 — — — —
15,686 — 44,068 1,425,902 3,851
1,628,614 755,375 136,769 3,001,226 478,204
1,902 4,657 1,514 61,954 —
379,746 — — 10,436,859 —
478,186 25,423 36,666 52,391 57,391
— 904,027 109,091 893,897 303,504
— — — — —
27,233 — 1,172 110,873 19,295
37,411 48,957 25,794 43,632 27,111
150,676,317 177,661,156 207,841,637 639,443,435 46,397,447
1,290,000 — — 9,225,420 —
904,168 34,790 93,957 1,383,626 17
300,808 — — — —
92,598 — — — —
— 26,689 — — —
25,065 — — — —
4,700,481 2,587,417 4,661,341 14,391,713 —
62,257 106,738 96,620 476,353 47,991
10,096 12,362 16,508 26,881 11,022
3,024 1,433 8,267 60 254
26,709 6,402 25,898 3,500 39,266
2,836 3,004 3,006 2,092 2,944
176 261 54 922 709
1,585 6,387 963 9,956 318
14 22 8 86 22
17,950 15,520 24,883 578 13,629
19,406 46,864 31,774 15,848 20
2,395 14,649 4,289 1,229 66
7,459,568 2,862,538 4,967,568 25,538,264 116,258
$ 143,216,749 $ 174,798,618 $ 202,874,069 $ 613,905,171 $ 46,281,189
6,673,221 5,509,674 10,569,024 26,939,293 —
138,650,328 141,153,448 184,986,640 588,806,874 35,167,949
4,700,481 2,587,417 4,661,341 14,391,713 —
15,686 (26,689) 44,738 1,416,931 3,846
$ 160,323,090 $ 157,001,808 $ 189,615,524 $ 634,793,809 $ 32,648,591
(17,106,341) 17,796,810 13,258,545 (20,888,638) 13,632,598
$ 143,216,749 $ 174,798,618 $ 202,874,069 $ 613,905,171 $ 46,281,189

52 - Statements of Assets and Liabilities - April 30, 2023 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Amundi
Global High Yield
Fund
Net Assets:
Class A Shares $ 414,478
Class C Shares 208,540
Class M Shares —
Class R6 Shares 44,603,940
Eagle Class Shares —
Institutional Service Class Shares 748,164
Total $ 45,975,122
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 53,261
Class C Shares 26,924
Class M Shares —
Class R6 Shares 5,722,921
Eagle Class Shares —
Institutional Service Class Shares 96,046
Total 5,899,152
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 7 .78 (a)
Class C Shares $ 7 .75 (c)
Class M Shares $ —
Class R6 Shares $ 7 .79
Eagle Class Shares $ —
Institutional Service Class Shares $ 7 .79
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 7 .96
Maximum Sales Charge:
Class A Shares 2 .25%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(c) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

International Funds - April 30, 2023 (Unaudited) - Statements of Assets and Liabilities - 53
Nationwide Amundi
Strategic Income
Fund
Nationwide Bailard
International
Equities Fund
Nationwide Global
Sustainable Equity
Fund
Nationwide
International Small
Cap Fund
Nationwide
Janus Henderson
Overseas Fund
$ 13,389,094 $ 3,450,132 $ 35,973,740 $ 294,367 $ 1,210,120
1,836,499 888,392 1,126,006 — —
— 164,991,991 — — —
55,981,319 1,627,176 8,183,459 560,660,250 11,837,160
— — — — 6,387
72,009,837 3,840,927 157,590,864 52,950,554 33,227,522
$ 143,216,749 $ 174,798,618 $ 202,874,069 $ 613,905,171 $ 46,281,189
1,435,588 413,453 1,968,242 31,482 63,420
197,478 109,420 67,779 — —
— 19,709,987 — — —
6,001,580 194,367 427,401 59,498,907 613,895
— — — — 324
7,722,368 458,880 8,225,946 5,632,730 1,688,908
15,357,014 20,886,107 10,689,368 65,163,119 2,366,547
$ 9 .33 (a) $ 8 .34 (b) $ 18 .28 (b) $ 9 .35 (b) $ 19 .08 (b)
$ 9 .30 (c) $ 8 .12 (c) $ 16 .61 (c) $ — $ —
$ — $ 8 .37 $ — $ — $ —
$ 9 .33 $ 8 .37 $ 19 .15 $ 9 .42 $ 19 .28
$ — $ — $ — $ — $ 19 .71
$ 9 .32 $ 8 .37 $ 19 .16 $ 9 .40 $ 19 .67
$ 9 .54 $ 8 .85 $ 19 .40 $ 9 .92 $ 20 .24
2 .25% 5 .75% 5 .75% 5 .75% 5 .75%

54 - Statements of Operations - For the Six Months Ended April 30, 2023 (unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Amundi
Global High Yield
Fund
INVESTMENT INCOME:
Interest income $ 1,850,633
Income from securities lending (Note 2) 3,325
Dividend income —
European Union tax reclaims (Note 2) —
Foreign tax withholding (2,746)
Total Income 1,851,212
EXPENSES:
Investment advisory fees 145,115
Fund administration fees 32,455
Distribution fees Class A 528
Distribution fees Class C 1,182
Administrative servicing fees Class A 169
Administrative servicing fees Class C 71
Administrative servicing fees Institutional Service Class 473
Registration and filing fees 26,270
Professional fees 25,391
Printing fees 229
Trustee fees 886
Custodian fees 2,471
Accounting and transfer agent fees 5,682
Compliance program costs (Note 3) 106
Other 1,186
Total expenses before expenses reimbursed 242,214
Expenses reimbursed by adviser (Note 3) (81,034)
Net Expenses 161,180
NET INVESTMENT INCOME 1,690,032
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) † (2,580,237)
Transactions in-kind (Note 3) —
Expiration or closing of futures contracts (Note 2) —
Settlement of forward foreign currency contracts (Note 2) (666,913)
Foreign currency transactions (Note 2) 24,379
Expiration or closing of swap contracts (Note 2) (1,154,813)
Net realized gains (losses) (4,377,584)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities †† 4,066,209
Futures contracts (Note 2) —
Forward foreign currency contracts (Note 2) (11,468)
Translation of assets and liabilities denominated in foreign currencies (Note 2) 2,630
Swap contracts (Note 2) 538,237
Unfunded Commitments —
Net change in unrealized appreciation/depreciation 4,595,608
Net realized/unrealized gains (losses) 218,024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 1,908,056
† Net of capital gain country taxes $ —
†† Net of (increase) decrease in deferred capital gain country tax accrual on unrealized appreciation/
depreciation $ —

International Funds - For the Six Months Ended April 30, 2023 (unaudited) - Statements of Operations - 55
Nationwide Amundi
Strategic Income
Fund
Nationwide Bailard
International
Equities Fund
Nationwide Global
Sustainable Equity
Fund
Nationwide
International Small
Cap Fund
Nationwide
Janus Henderson
Overseas Fund
$ 4,710,203 $ 26,390 $ 50,659 $ 105,420 $ 72,063
8,138 16,745 8,266 101,401 4,077
25,369 3,382,826 402,767 7,856,229 2,295,831
— 23,571 — 193,776 63,861
(5,482) (303,173) (30,736) (521,432) (194,666)
4,738,228 3,146,359 430,956 7,735,394 2,241,166
361,246 609,031 247,339 2,812,403 673,577
45,096 45,463 32,866 99,688 49,931
3,533 3,993 44,729 354 1,616
8,675 4,529 5,807 — —
565 1,278 17,892 193 776
781 242 — — —
43,586 776 11,354 25,820 196,991
27,329 31,180 27,228 23,579 25,955
30,755 23,445 16,749 83,335 40,813
3,158 526 1,551 5,140 9,791
2,380 2,906 881 10,679 3,837
2,485 5,350 1,349 18,057 7,231
7,282 8,844 9,182 8,340 4,074
305 363 108 1,331 481
1,948 2,199 1,132 7,749 4,885
539,124 740,125 418,167 3,096,668 1,019,958
(160,071) — (41,476) (421,454) (124,598)
379,053 740,125 376,691 2,675,214 895,360
4,359,175 2,406,234 54,265 5,060,180 1,345,806
(2,532,443) (2,060,683) (1,316,809) (1,358,151) 10,028,281
— — — — 18,230,527
2,097,183 — — — —
(624,379) — — — —
(10,834) 7,222 (124,341) 184,175 129,166
(1,253,310) — — — —
(2,323,783) (2,053,461) (1,441,150) (1,173,976) 28,387,974
7,932,956 32,907,937 8,956,192 98,077,132 16,573,407
(3,468,793) — — — —
13,324 — — — —
13,947 86,623 14,710 87,705 (10,462)
(362,097) — — — —
7,668 — — — —
4,137,005 32,994,560 8,970,902 98,164,837 16,562,945
1,813,222 30,941,099 7,529,752 96,990,861 44,950,919
$ 6,172,397 $ 33,347,333 $ 7,584,017 $ 102,051,041 $ 46,296,725
$ — $ — $ — $ — $ (64,168)
$ — $ — $ — $ — $ 1,655

The accompanying notes are an integral part of these financial statements.
56 - Statements of Changes in Net Assets - April 30, 2023 (Unaudited) - International Funds
Nationwide Amundi Global High Yield Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
OPERATIONS:
Net investment income $ 1,690,032 $ 5,527,901
Net realized gains (losses) (4,377,584) (6,328,114)
Net change in unrealized appreciation/depreciation 4,595,608 (13,515,255)
Change in net assets resulting from operations 1,908,056 (14,315,468)
Distributions to Shareholders From:
Distributable earnings:
Class A (29,591) (58,128)
Class C (18,232) (20,415)
Class M — —
Class R6 (3,135,296) (6,784,753)
Institutional Service Class (56,085) (87,186)
Change in net assets from shareholder distributions (3,239,204) (6,950,482)
Change in net assets from capital transactions 2,335,434 (51,254,624)
Change in net assets 1,004,286 (72,520,574)
Net Assets:
Beginning of period 44,970,836 117,491,410
End of period $ 45,975,122 $ 44,970,836
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 4,848 $ 29,486
Proceeds from shares issued from class conversion (Note 1) — —
Dividends reinvested 29,591 43,094
Cost of shares redeemed (123,338) (520,854)
Total Class A Shares (88,899) (448,274)
Class C Shares
Proceeds from shares issued 1,300 —
Dividends reinvested 18,232 20,415
Cost of shares redeemed in class conversion (Note 1) — —
Cost of shares redeemed (100,236) (29,415)
Total Class C Shares (80,704) (9,000)
Class M Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class M Shares — —
Class R6 Shares
Proceeds from shares issued 1,855 7,486,882
Dividends reinvested 3,135,296 6,784,753
Cost of shares redeemed (404,199) (64,853,966)
Total Class R6 Shares 2,732,952 (50,582,331)
Institutional Service Class Shares
Proceeds from shares issued 602 420,507
Dividends reinvested 56,085 86,175
Cost of shares redeemed (284,602) (721,701)
Total Institutional Service Class Shares (227,915) (215,019)
Change in net assets from capital transactions $ 2,335,434 $ (51,254,624)

International Funds - April 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 57
Nationwide Amundi Strategic Income Fund
Nationwide Bailard International Equities
Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
$ 4,359,175 $ 7,098,638 $ 2,406,234 $ 4,366,414
(2,323,783) 8,092,639 (2,053,461) (941,116)
4,137,005 (21,547,319) 32,994,560 (51,914,240)
6,172,397 (6,356,042) 33,347,333 (48,488,942)
(141,223) (63,881) (31,459) (133,901)
(141,894) (9,814) (7,658) (40,386)
— — (1,624,505) (6,294,974)
(4,516,026) (3,717,845) (15,903) (66,983)
(5,868,045) (2,271,158) (42,245) (298,618)
(10,667,188) (6,062,698) (1,721,770) (6,834,862)
24,218,827 (17,633,493) 361,479 (13,321,484)
19,724,036 (30,052,233) 31,987,042 (68,645,288)
123,492,713 153,544,946 142,811,576 211,456,864
$ 143,216,749 $ 123,492,713 $ 174,798,618 $ 142,811,576
$ 12,327,989 $ 1,700,260 $ 164,904 $ 164,580
— — 5,194 11,582
132,782 61,570 27,434 114,401
(842,789) (1,220,662) (236,725) (580,289)
11,617,982 541,168 (39,193) (289,726)
474,629 1,233,386 352 628
141,894 9,814 7,628 39,638
— — (5,194) (11,582)
(37,780) (120,731) (122,316) (383,990)
578,743 1,122,469 (119,530) (355,306)
— — 5,531,404 10,513,735
— — 1,559,311 6,037,151
— — (5,933,089) (16,901,968)
— — 1,157,626 (351,082)
4,816,436 7,852,347 51,884 209,707
4,516,026 3,717,845 14,951 60,128
(2,646,069) (50,988,900) (37,891) (9,025,355)
6,686,393 (39,418,708) 28,944 (8,755,520)
26,701,270 45,197,031 48,414 182,596
5,799,087 2,248,134 39,031 280,174
(27,164,648) (27,323,587) (753,813) (4,032,620)
5,335,709 20,121,578 (666,368) (3,569,850)
$ 24,218,827 $ (17,633,493) $ 361,479 $ (13,321,484)

The accompanying notes are an integral part of these financial statements.
58 - Statements of Changes in Net Assets - April 30, 2023 (Unaudited) - International Funds
Nationwide Amundi Global High Yield Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
SHARE TRANSACTIONS:
Class A Shares
Issued 626 3,527
Issued in class conversion (Note 1) — —
Reinvested 3,827 4,629
Redeemed (15,563) (58,413)
Total Class A Shares (11,110) (50,257)
Class C Shares
Issued 166 —
Reinvested 2,367 2,203
Redeemed in class conversion (Note 1) — —
Redeemed (13,061) (3,221)
Total Class C Shares (10,528) (1,018)
Class M Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class M Shares — —
Class R6 Shares
Issued 235 805,792
Reinvested 405,493 731,406
Redeemed (51,553) (7,680,175)
Total Class R6 Shares 354,175 (6,142,977)
Institutional Service Class Shares
Issued 75 45,794
Reinvested 7,254 9,288
Redeemed (35,846) (80,937)
Total Institutional Service Class Shares (28,517) (25,855)
Total change in shares 304,020 (6,220,107)

International Funds - April 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 59
Nationwide Amundi Strategic Income Fund
Nationwide Bailard International Equities
Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
1,325,199 169,985 20,126 20,789
— — 680 1,302
14,462 6,071 3,634 13,393
(89,831) (123,911) (29,892) (76,425)
1,249,830 52,145 (5,452) (40,941)
48,577 124,048 44 71
15,498 966 1,035 4,708
— — (697) (1,331)
(4,080) (11,830) (15,690) (48,637)
59,995 113,184 (15,308) (45,189)
— — 697,372 1,247,271
— — 205,986 708,649
— — (760,896) (2,125,643)
— — 142,462 (169,723)
500,760 762,794 6,717 25,308
492,031 364,896 1,975 7,061
(281,944) (5,116,706) (4,913) (961,103)
710,847 (3,989,016) 3,779 (928,734)
2,815,010 4,499,817 6,361 22,315
631,808 221,318 5,156 32,753
(2,863,646) (2,700,116) (96,362) (532,451)
583,172 2,021,019 (84,845) (477,383)
2,603,844 (1,802,668) 40,636 (1,661,970)

The accompanying notes are an integral part of these financial statements.
60 - Statements of Changes in Net Assets - April 30, 2023 (Unaudited) - International Funds
Nationwide Global Sustainable Equity Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
OPERATIONS:
Net investment income $ 54,265 $ 282,506
Net realized gains (losses) (1,441,150) 4,002,834
Net change in unrealized appreciation/depreciation 8,970,902 (16,726,476)
Net increase from settlement proceeds (Note 12) — —
Change in net assets resulting from operations 7,584,017 (12,441,136)
Distributions to Shareholders From:
Distributable earnings:
Class A (3,094,909) (5,727,314)
Class C (108,317) (208,896)
Class R6 (452,644) (919,737)
Eagle Class — —
Institutional Service Class (439,971) (895,259)
Change in net assets from shareholder distributions (4,095,841) (7,751,206)
Change in net assets from capital transactions 152,877,058 2,258,086
Change in net assets 156,365,234 (17,934,256)
Net Assets:
Beginning of period 46,508,835 64,443,091
End of period $ 202,874,069 $ 46,508,835

International Funds - April 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 61
Nationwide International Small Cap Fund Nationwide Janus Henderson Overseas Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
$ 5,060,180 $ 10,024,800 $ 1,345,806 $ 1,371,729
(1,173,976) (26,059,653) 28,387,974 (23,758,186)
98,164,837 (231,118,393) 16,562,945 (129,971,417)
— — — 2,049,674
102,051,041 (247,153,246) 46,296,725 (150,308,200)
(408) (191,559) (18,662) (204,095)
— — — —
(3,229,009) (96,976,273) (277,232) (662,819)
— — (107) (525)
(251,126) (6,545,433) (3,421,646) (16,027,514)
(3,480,543) (103,713,265) (3,717,647) (16,894,953)
(18,498,103) 164,149,284 (200,333,132) 75,851,842
80,072,395 (186,717,227) (157,754,054) (91,351,311)
533,832,776 720,550,003 204,035,243 295,386,554
$ 613,905,171 $ 533,832,776 $ 46,281,189 $ 204,035,243

The accompanying notes are an integral part of these financial statements.
62 - Statements of Changes in Net Assets - April 30, 2023 (Unaudited) - International Funds
Nationwide Global Sustainable Equity Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 713,820 $ 694,389
Proceeds from shares issued from class conversion (Note 1) — 2,570
Dividends reinvested 2,995,938 5,535,251
Cost of shares redeemed (2,839,925) (4,286,449)
Total Class A Shares 869,833 1,945,761
Class C Shares
Proceeds from shares issued 53,349 186,524
Dividends reinvested 77,316 177,492
Cost of shares redeemed in class conversion (Note 1) — (2,570)
Cost of shares redeemed (229,987) (661,584)
Total Class C Shares (99,322) (300,138)
Class R6 Shares
Proceeds from shares issued 3,238,920 12,703
Dividends reinvested 388,431 908,836
Cost of shares redeemed (718,811) (1,157,362)
Total Class R6 Shares 2,908,540 (235,823)
Eagle Class Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Eagle Class Shares — —
Institutional Service Class Shares
Proceeds from shares issued 153,044,927 1,800,233
Dividends reinvested 290,569 636,246
In-kind Redemption (Note 3) — —
Cost of shares redeemed (4,137,489) (1,588,193)
Total Institutional Service Class Shares 149,198,007 848,286
Change in net assets from capital transactions $ 152,877,058 $ 2,258,086

International Funds - April 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 63
Nationwide International Small Cap Fund Nationwide Janus Henderson Overseas Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
$ 38,773 $ 439,440 $ 79,407 $ 244,696
— — — —
408 191,559 18,662 204,095
(31,226) (854,226) (450,466) (1,034,199)
7,955 (223,227) (352,397) (585,408)
— — — —
— — — —
— — — —
— — — —
— — — —
20,133,540 91,240,656 7,274,717 12,837,392
3,149,542 95,982,195 277,232 662,819
(43,321,766) (46,511,415) (10,691,002) (6,230,167)
(20,038,684) 140,711,436 (3,139,053) 7,270,044
— — — —
— — 107 525
— — — —
— — 107 525
11,865,899 46,026,186 5,673,498 85,496,791
245,729 6,545,433 3,420,683 16,019,766
— — (115,294,990) —
(10,579,002) (28,910,544) (90,640,980) (32,349,876)
1,532,626 23,661,075 (196,841,789) 69,166,681
$ (18,498,103) $ 164,149,284 $ (200,333,132) $ 75,851,842

The accompanying notes are an integral part of these financial statements.
64 - Statements of Changes in Net Assets - April 30, 2023 (Unaudited) - International Funds
Nationwide Global Sustainable Equity Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
SHARE TRANSACTIONS:
Class A Shares
Issued 39,155 29,055
Issued in class conversion (Note 1) — 102
Reinvested 172,976 246,056
Redeemed (157,851) (207,937)
Total Class A Shares 54,280 67,276
Class C Shares
Issued 3,118 9,109
Reinvested 4,900 8,562
Redeemed in class conversion (Note 1) — (110)
Redeemed (13,631) (30,191)
Total Class C Shares (5,613) (12,630)
Class R6 Shares
Issued 173,340 594
Reinvested 21,437 38,787
Redeemed (39,506) (52,958)
Total Class R6 Shares 155,271 (13,577)
Eagle Class Shares
Issued — —
Reinvested — —
Redeemed — —
Total Eagle Class Shares — —
Institutional Service Class Shares
Issued 8,144,882 76,303
Reinvested 16,018 27,155
In-kind Redemption (Note 3) — —
Redeemed (217,496) (78,290)
Total Institutional Service Class Shares 7,943,404 25,168
Total change in shares 8,147,342 66,237

International Funds - April 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 65
Nationwide International Small Cap Fund Nationwide Janus Henderson Overseas Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
4,536 39,315 4,510 11,300
— — — —
47 17,450 1,063 7,997
(3,601) (110,992) (24,960) (55,176)
982 (54,227) (19,387) (35,879)
— — — —
— — — —
— — — —
— — — —
— — — —
2,234,731 8,965,887 398,122 762,507
361,601 8,699,053 15,654 25,731
(4,777,500) (5,104,582) (590,090) (365,392)
(2,181,168) 12,560,358 (176,314) 422,846
— — — —
— — 6 20
— — — —
— — 6 20
1,345,046 4,630,936 308,035 4,158,846
28,277 594,721 189,197 608,885
— — (6,332,279) —
(1,162,931) (2,987,618) (4,494,559) (1,650,099)
210,392 2,238,039 (10,329,606) 3,117,632
(1,969,794) 14,744,170 (10,525,301) 3,504,619

66 - Financial Highlights - April 30, 2023 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Amundi Global High Yield Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2023 (Unaudited) $ 8.02 $ 0.28 $ 0.04 $ 0.32 $ (0.56) $ — $ (0.56) $ 7.78 4.08%(g) $ 414 1.03% 7.15% 1.39% 19.99%
10/31/2022 9.93 0.52 (1.86) (1.34) (0.57) — (0.57) 8.02 (14.16)% 516 1.02% 5.78% 1.21% 48.45%
10/31/2021 9.18 0.49 0.74 1.23 (0.48) — (0.48) 9.93 13.75% 1,139 0.98% 5.04% 1.13% 111.54%
10/31/2020 9.81 0.53 (0.79) (0.26) (0.37) — (0.37) 9.18 (2.77)% 1,287 0.97% 5.76% 1.13% 86.06%
10/31/2019 9.81 0.58 0.22 0.80 (0.76) (0.04) (0.80) 9.81 8.70% 1,596 0.97% 5.97% 1.12% 74.60%
10/31/2018 10.69 0.59 (0.51) 0.08 (0.47) (0.49) (0.96) 9.81 0.76% 1,251 0.97% 5.90% 1.11% 103.59%
Class C Shares
4/30/2023 (Unaudited) 7.97 0.25 0.04 0.29 (0.51) — (0.51) 7.75 3.79% 209 1.76% 6.47% 2.12% 19.99%
10/31/2022 9.90 0.46 (1.86) (1.40) (0.53) — (0.53) 7.97 (14.80)% 298 1.76% 5.17% 1.97% 48.45%
10/31/2021 9.17 0.41 0.75 1.16 (0.43) — (0.43) 9.90 12.90% 381 1.76% 4.26% 1.91% 111.54%
10/31/2020 9.80 0.45 (0.78) (0.33) (0.30) — (0.30) 9.17 (3.51)% 458 1.76% 4.97% 1.92% 86.06%
10/31/2019 9.80 0.50 0.23 0.73 (0.69) (0.04) (0.73) 9.80 7.95% 293 1.72% 5.22% 1.87% 74.60%
10/31/2018 10.69 0.52 (0.52) — (0.40) (0.49) (0.89) 9.80 (0.08)% 153 1.70% 5.16% 1.84% 103.59%
Class R6 Shares
4/30/2023 (Unaudited) 8.04 0.29 0.04 0.33 (0.58) — (0.58) 7.79 4.22%(g) 44,604 0.70% 7.46% 1.06% 19.99%
10/31/2022 9.94 0.55 (1.86) (1.31) (0.59) — (0.59) 8.04 (13.85)% 43,156 0.70% 6.08% 0.89% 48.45%
10/31/2021 9.20 0.52 0.73 1.25 (0.51) — (0.51) 9.94 13.93% 114,477 0.70% 5.31% 0.85% 111.54%
10/31/2020 9.82 0.55 (0.78) (0.23) (0.39) — (0.39) 9.20 (2.40)% 112,634 0.70% 6.01% 0.86% 86.06%
10/31/2019 9.81 0.61 0.22 0.83 (0.78) (0.04) (0.82) 9.82 9.10% 119,518 0.70% 6.27% 0.85% 74.60%
10/31/2018 10.70 0.62 (0.52) 0.10 (0.50) (0.49) (0.99) 9.81 0.94% 126,173 0.70% 6.15% 0.84% 103.59%
Institutional Service Class Shares
4/30/2023 (Unaudited) 8.03 0.29 0.04 0.33 (0.57) — (0.57) 7.79 4.24%(g) 748 0.82% 7.36% 1.18% 19.99%
10/31/2022 9.94 0.54 (1.87) (1.33) (0.58) — (0.58) 8.03 (14.06)% 1,000 0.87% 6.01% 1.07% 48.45%
10/31/2021 9.19 0.51 0.74 1.25 (0.50) — (0.50) 9.94 13.94% 1,495 0.80% 5.22% 0.95% 111.54%
10/31/2020 9.82 0.55 (0.80) (0.25) (0.38) — (0.38) 9.19 (2.60)% 1,767 0.80% 6.00% 0.96% 86.06%
10/31/2019 9.81 0.59 0.23 0.82 (0.77) (0.04) (0.81) 9.82 8.99% 4,409 0.80% 6.09% 0.95% 74.60%
10/31/2018 10.70 0.61 (0.52) 0.09 (0.49) (0.49) (0.98) 9.81 0.83% 1,483 0.82% 6.06% 0.96% 103.59%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

International Funds - April 30, 2023 (Unaudited) - Financial Highlights - 67
The accompanying notes are an integral part of these financial statements.
Nationwide Amundi Strategic Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2023 (Unaudited) $ 9.68 $ 0.30 $ 0.15 $ 0.45 $ (0.30) $ (0.50) $ (0.80) $ 9.33 4.84% $ 13,389 0.78% 6.45% 1.02% 30.50%
10/31/2022 10.55 0.49 (0.96) (0.47) (0.40) — (0.40) 9.68 (4.55)% 1,799 0.79% 4.84% 1.02% 75.11%
10/31/2021 10.11 0.40 0.62 1.02 (0.58) — (0.58) 10.55 10.35% 1,410 0.83% 3.80% 1.07% 101.89%
10/31/2020 10.38 0.44 (0.45) (0.01) (0.26) — (0.26) 10.11 (0.05)% 2,800 0.84% 4.46% 1.07% 102.30%
10/31/2019 10.21 0.50 0.08 0.58 (0.41) — (0.41) 10.38 5.86% 4,883 1.06% 4.83% 1.15% 93.97%
10/31/2018 10.68 0.47 (0.17) 0.30 (0.37) (0.40) (0.77) 10.21 2.91% 2,004 0.94% 4.52% 1.15% 135.53%
Class C Shares
4/30/2023 (Unaudited) 9.66 0.26 0.15 0.41 (0.27) (0.50) (0.77) 9.30 4.36% 1,836 1.58% 5.62% 1.82% 30.50%
10/31/2022 10.54 0.42 (0.97) (0.55) (0.33) — (0.33) 9.66 (5.31)% 1,328 1.58% 4.21% 1.81% 75.11%
10/31/2021 10.09 0.31 0.64 0.95 (0.50) — (0.50) 10.54 9.59%(g) 256 1.60% 3.01% 1.84% 101.89%
10/31/2020 10.37 0.37 (0.47) (0.10) (0.18) — (0.18) 10.09 (0.85)% 462 1.61% 3.73% 1.84% 102.30%
10/31/2019 10.21 0.42 0.09 0.51 (0.35) — (0.35) 10.37 5.08% 729 1.77% 4.11% 1.86% 93.97%
10/31/2018 10.68 0.39 (0.16) 0.23 (0.30) (0.40) (0.70) 10.21 2.14% 202 1.72% 3.73% 1.96% 135.53%
Class R6 Shares
4/30/2023 (Unaudited) 9.69 0.31 0.14 0.45 (0.31) (0.50) (0.81) 9.33 4.88% 55,981 0.49% 6.73% 0.73% 30.50%
10/31/2022 10.55 0.51 (0.94) (0.43) (0.43) — (0.43) 9.69 (4.19)% 51,242 0.49% 5.02% 0.73% 75.11%
10/31/2021 10.11 0.43 0.63 1.06 (0.62) — (0.62) 10.55 10.72% 97,899 0.49% 4.14% 0.73% 101.89%
10/31/2020 10.39 0.47 (0.46) 0.01 (0.29) — (0.29) 10.11 0.20% 109,284 0.50% 4.78% 0.73% 102.30%
10/31/2019 10.21 0.54 0.09 0.63 (0.45) — (0.45) 10.39 6.33% 108,035 0.67% 5.29% 0.76% 93.97%
10/31/2018 10.68 0.49 (0.16) 0.33 (0.40) (0.40) (0.80) 10.21 3.20% 111,778 0.67% 4.75% 0.79% 135.53%
Institutional Service Class Shares
4/30/2023 (Unaudited) 9.68 0.31 0.14 0.45 (0.31) (0.50) (0.81) 9.32 4.82% 72,010 0.61% 6.60% 0.85% 30.50%
10/31/2022 10.55 0.50 (0.95) (0.45) (0.42) — (0.42) 9.68 (4.40)% 69,124 0.61% 4.99% 0.84% 75.11%
10/31/2021 10.10 0.43 0.63 1.06 (0.61) — (0.61) 10.55 10.69%(g) 53,980 0.61% 4.07% 0.85% 101.89%
10/31/2020 10.38 0.47 (0.47) — (0.28) — (0.28) 10.10 0.18% 36,067 0.61% 4.73% 0.84% 102.30%
10/31/2019 10.21 0.52 0.09 0.61 (0.44) — (0.44) 10.38 6.18% 53,515 0.74% 5.07% 0.82% 93.97%
10/31/2018 10.68 0.48 (0.14) 0.34 (0.41) (0.40) (0.81) 10.21 3.22% 3,117 0.67% 4.55% 1.08% 135.53%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

68 - Financial Highlights - April 30, 2023 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard International Equities Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
4/30/2023 (Unaudited) $ 6.84 $ 0.10 $ 1.48 $ 1.58 $ (0.08) $ — $ (0.08) $ 8.34 23.17% $ 3,450 1.23% 2.64% 1.23% 26.60%
10/31/2022 9.38 0.18 (2.42) (2.24) (0.30) — (0.30) 6.84 (24.53)% 2,864 1.24% 2.16% 1.24% 44.83%
10/31/2021 7.33 0.18 2.03 2.21 (0.16) — (0.16) 9.38 30.34% 4,314 1.26% 1.93% 1.26% 39.84%
10/31/2020 7.78 0.10 (0.44) (0.34) (0.11) — (0.11) 7.33 (4.47)% 3,633 1.28% 1.28% 1.28% 53.09%
10/31/2019 7.63 0.16 0.37 0.53 (0.38) — (0.38) 7.78 7.62% 5,543 1.26% 2.16% 1.26% 71.60%
10/31/2018 8.87 0.16 (1.23) (1.07) (0.17) — (0.17) 7.63 (12.32)% 8,802 1.21% 1.78% 1.21% 70.96%
Class C Shares
4/30/2023 (Unaudited) 6.67 0.07 1.44 1.51 (0.06) — (0.06) 8.12 22.79% 888 1.95% 1.84% 1.95% 26.60%
10/31/2022 9.18 0.11 (2.37) (2.26) (0.25) — (0.25) 6.67 (25.13)% 831 1.97% 1.38% 1.97% 44.83%
10/31/2021 7.19 0.09 2.02 2.11 (0.12) — (0.12) 9.18 29.49% 1,559 1.99% 1.05% 1.99% 39.84%
10/31/2020 7.69 0.04 (0.43) (0.39) (0.11) — (0.11) 7.19 (5.25)% 1,896 2.02% 0.50% 2.02% 53.09%
10/31/2019 7.54 0.10 0.37 0.47 (0.32) — (0.32) 7.69 6.86%(f) 3,584 2.01% 1.39% 2.01% 71.60%
10/31/2018 8.77 0.10 (1.22) (1.12) (0.11) — (0.11) 7.54 (12.97)%(f) 5,425 1.96% 1.14% 1.96% 70.96%
Class M Shares
4/30/2023 (Unaudited) 6.85 0.12 1.48 1.60 (0.08) — (0.08) 8.37 23.53% 164,992 0.90% 2.98% 0.90% 26.60%
10/31/2022 9.40 0.20 (2.43) (2.23) (0.32) — (0.32) 6.85 (24.39)% 134,084 0.91% 2.51% 0.91% 44.83%
10/31/2021 7.34 0.21 2.04 2.25 (0.19) — (0.19) 9.40 30.85% 185,472 0.92% 2.29% 0.92% 39.84%
10/31/2020 7.78 0.12 (0.44) (0.32) (0.12) — (0.12) 7.34 (4.23)% 139,648 0.94% 1.68% 0.94% 53.09%
10/31/2019 7.63 0.19 0.37 0.56 (0.41) — (0.41) 7.78 8.03%(f) 188,068 0.92% 2.50% 0.92% 71.60%
10/31/2018 8.87 0.19 (1.23) (1.04) (0.20) — (0.20) 7.63 (11.95)%(f) 166,742 0.85% 2.22% 0.85% 70.96%
Class R6 Shares
4/30/2023 (Unaudited) 6.85 0.12 1.48 1.60 (0.08) — (0.08) 8.37 23.53% 1,627 0.90% 2.98% 0.90% 26.60%
10/31/2022 9.40 0.17 (2.40) (2.23) (0.32) — (0.32) 6.85 (24.39)% 1,306 0.91% 2.02% 0.91% 44.83%
10/31/2021 7.34 0.21 2.04 2.25 (0.19) — (0.19) 9.40 30.85% 10,519 0.92% 2.35% 0.92% 39.84%
10/31/2020 7.78 0.12 (0.44) (0.32) (0.12) — (0.12) 7.34 (4.23)% 5,560 0.94% 1.62% 0.94% 53.09%
10/31/2019 7.63 0.14 0.42 0.56 (0.41) — (0.41) 7.78 8.03% 9,034 0.90% 1.93% 0.90% 71.60%
10/31/2018 8.88 0.19 (1.24) (1.05) (0.20) — (0.20) 7.63 (12.05)% 143,744 0.85% 2.20% 0.85% 70.96%
Institutional Service Class Shares
4/30/2023 (Unaudited) 6.85 0.11 1.49 1.60 (0.08) — (0.08) 8.37 23.52% 3,841 0.94% 2.82% 0.94% 26.60%
10/31/2022 9.39 0.20 (2.43) (2.23) (0.31) — (0.31) 6.85 (24.34)% 3,726 0.95% 2.43% 0.95% 44.83%
10/31/2021 7.33 0.19 2.06 2.25 (0.19) — (0.19) 9.39 30.84% 9,593 0.96% 2.12% 0.96% 39.84%
10/31/2020 7.77 0.11 (0.43) (0.32) (0.12) — (0.12) 7.33 (4.30)% 10,036 0.98% 1.48% 0.98% 53.09%
10/31/2019 7.62 0.17 0.39 0.56 (0.41) — (0.41) 7.77 7.95% 23,872 0.98% 2.24% 0.98% 71.60%
10/31/2018 8.86 0.19 (1.23) (1.04) (0.20) — (0.20) 7.62 (12.06)%(f) 63,572 0.95% 2.18% 0.95% 70.96%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

International Funds - April 30, 2023 (Unaudited) - Financial Highlights - 69
The accompanying notes are an integral part of these financial statements.
Nationwide Global Sustainable Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2023 (Unaudited) $ 18.17 $ 0.01 $ 1.74 $ 1.75 $ (0.06) $ (1.58) $ (1.64) $ 18.28 10.10% $ 35,974 1.25% 0.10% 1.44% 12.20%
10/31/2022 25.87 0.10 (4.68) (4.58) (0.08) (3.04) (3.12) 18.17 (19.99)% 34,769 1.31% 0.47% 1.49% 28.25%
10/31/2021 18.29 (0.03) 7.86 7.83 (0.05) (0.20) (0.25) 25.87 43.09% 47,775 1.30% (0.11)% 1.55% 39.73%
10/31/2020 18.31 0.04 1.11 1.15 (0.23) (0.94) (1.17) 18.29 6.37% 35,464 1.30% 0.24% 1.61% 38.94%
10/31/2019 18.30 0.22 1.75 1.97 (0.18) (1.78) (1.96) 18.31 12.83% 38,591 1.30% 1.29% 1.59% 47.52%
10/31/2018 18.09 0.10 0.17 0.27 (0.06) — (0.06) 18.30 1.50% 32,209 1.33% 0.53% 1.59% 34.22%
Class C Shares
4/30/2023 (Unaudited) 16.65 (0.05) 1.59 1.54 — (1.58) (1.58) 16.61 9.73% 1,126 1.90% (0.55)% 2.09% 12.20%
10/31/2022 24.02 (0.03) (4.30) (4.33) — (3.04) (3.04) 16.65 (20.51)% 1,222 1.96% (0.16)% 2.14% 28.25%
10/31/2021 17.07 (0.17) 7.32 7.15 — (0.20) (0.20) 24.02 42.13% 2,066 1.96% (0.77)% 2.22% 39.73%
10/31/2020 17.13 (0.09) 1.03 0.94 (0.06) (0.94) (1.00) 17.07 5.53%(g) 1,877 2.07% (0.54)% 2.38% 38.94%
10/31/2019 17.25 0.01 1.70 1.71 (0.05) (1.78) (1.83) 17.13 11.90%(g) 2,268 2.10% 0.09% 2.39% 47.52%
10/31/2018 17.12 (0.05) 0.18 0.13 — — — 17.25 0.76% 10,110 2.11% (0.25)% 2.37% 34.22%
Class R6 Shares
4/30/2023 (Unaudited) 18.96 0.04 1.82 1.86 (0.09) (1.58) (1.67) 19.15 10.30% 8,183 0.90% 0.45% 1.08% 12.20%
10/31/2022 26.89 0.17 (4.88) (4.71) (0.18) (3.04) (3.22) 18.96 (19.73)% 5,159 0.96% 0.80% 1.14% 28.25%
10/31/2021 18.99 0.05 8.16 8.21 (0.11) (0.20) (0.31) 26.89 43.56% 7,682 0.95% 0.22% 1.20% 39.73%
10/31/2020 18.92 0.11 1.15 1.26 (0.25) (0.94) (1.19) 18.99 6.78% 6,221 0.95% 0.59% 1.26% 38.94%
10/31/2019 18.85 0.27 1.83 2.10 (0.25) (1.78) (2.03) 18.92 13.20% 6,549 0.95% 1.53% 1.24% 47.52%
10/31/2018 18.62 0.17 0.19 0.36 (0.13) — (0.13) 18.85 1.90% 7,402 0.95% 0.88% 1.21% 34.22%
Institutional Service Class Shares
4/30/2023 (Unaudited) 18.97 0.02 1.83 1.85 (0.08) (1.58) (1.66) 19.16 10.25% 157,591 1.00% 0.22% 1.01% 12.20%
10/31/2022 26.89 0.16 (4.88) (4.72) (0.16) (3.04) (3.20) 18.97 (19.78)% 5,359 1.02% 0.76% 1.20% 28.25%
10/31/2021 18.99 0.03 8.16 8.19 (0.09) (0.20) (0.29) 26.89 43.44% 6,920 1.05% 0.14% 1.30% 39.73%
10/31/2020 18.93 0.09 1.16 1.25 (0.25) (0.94) (1.19) 18.99 6.70% 4,184 1.05% 0.49% 1.36% 38.94%
10/31/2019 18.86 0.29 1.79 2.08 (0.23) (1.78) (2.01) 18.93 13.07% 5,657 1.02% 1.59% 1.31% 47.52%
10/31/2018 18.62 0.16 0.19 0.35 (0.11) — (0.11) 18.86 1.86% 3,288 1.03% 0.83% 1.29% 34.22%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

70 - Financial Highlights - April 30, 2023 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide International Small Cap Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2023 (Unaudited) $ 7.87 $ 0.06 $ 1.43 $ 1.49 $ (0.01) $ — $ (0.01) $ 9.35 18.97% $ 294 1.28% 1.32% 1.42% 39.94%
10/31/2022 13.67 0.11 (4.00) (3.89) (0.47) (1.44) (1.91) 7.87 (32.45)% 240 1.46% 1.12% 1.52% 85.43%
10/31/2021 9.66 0.13 3.96 4.09 (0.08) — (0.08) 13.67 42.50% 1,158 1.41% 1.00% 1.43% 73.74%
10/31/2020 9.78 0.07 0.06 0.13 (0.25) — (0.25) 9.66 1.23% 115 1.30% 0.79% 1.34% 91.59%
10/31/2019 10.21 0.11 0.77 0.88 (0.29) (1.02) (1.31) 9.78 11.01%(g) 108 1.25% 1.17% 1.29% 71.10%
10/31/2018 12.57 0.14 (1.29) (1.15) (0.23) (0.98) (1.21) 10.21 (10.29)%(g) 100 1.27% 1.19% 1.31% 69.54%
Class R6 Shares
4/30/2023 (Unaudited) 7.95 0.08 1.44 1.52 (0.05) — (0.05) 9.42 19.20% 560,660 0.89% 1.71% 1.03% 39.94%
10/31/2022 13.76 0.16 (4.04) (3.88) (0.49) (1.44) (1.93) 7.95 (32.11)% 490,565 0.95% 1.62% 1.02% 85.43%
10/31/2021 9.72 0.13 4.03 4.16 (0.12) — (0.12) 13.76 43.01% 675,666 0.99% 1.03% 1.01% 73.74%
10/31/2020 9.82 0.10 0.06 0.16 (0.26) — (0.26) 9.72 1.50% 511,412 0.99% 1.11% 1.03% 91.59%
10/31/2019 10.24 0.13 0.78 0.91 (0.31) (1.02) (1.33) 9.82 11.37% 514,643 0.99% 1.42% 1.03% 71.10%
10/31/2018 12.61 0.14 (1.26) (1.12) (0.27) (0.98) (1.25) 10.24 (10.06)% 400,854 0.99% 1.18% 1.03% 69.54%
Institutional Service Class Shares
4/30/2023 (Unaudited) 7.94 0.07 1.44 1.51 (0.05) — (0.05) 9.40 19.04% 52,951 0.99% 1.64% 1.14% 39.94%
10/31/2022 13.73 0.14 (4.00) (3.86) (0.49) (1.44) (1.93) 7.94 (32.06)% 43,027 1.03% 1.50% 1.09% 85.43%
10/31/2021 9.70 0.13 4.01 4.14 (0.11) — (0.11) 13.73 42.84% 43,726 1.09% 1.03% 1.11% 73.74%
10/31/2020 9.81 0.10 0.04 0.14 (0.25) — (0.25) 9.70 1.37% 26,867 1.11% 1.01% 1.15% 91.59%
10/31/2019 10.24 0.13 0.77 0.90 (0.31) (1.02) (1.33) 9.81 11.20% 13,879 1.11% 1.33% 1.15% 71.10%
10/31/2018 12.60 0.16 (1.28) (1.12) (0.26) (0.98) (1.24) 10.24 (10.04)% 15 0.99% 1.35% 1.03% 69.54%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

72 - Financial Highlights - April 30, 2023 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Janus Henderson Overseas Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2023 (Unaudited) $ 15.35 $ 0.14 $ 3.84 $ 3.98 $ (0.25) $ — $ (0.25) $ 19.08 26.06% $ 1,210 1.09% 1.53% 1.27% 19.07%(g)
10/31/2022 30.62 0.05 (13.56) (13.51)(h) — (1.76) (1.76) 15.35 (46.40)%(h) 1,271 1.09% 0.27% 1.20% 104.12%
10/31/2021 24.88 (0.14) 6.65 6.51(i) (0.06) (0.71) (0.77) 30.62 26.44%(i) 3,634 1.05% (0.45)% 1.14% 19.84%
10/31/2020 18.04 0.21 6.74 6.95 (0.11) — (0.11) 24.88 38.57%(j) 1,584 1.06% 0.98% 1.18% 26.04%
10/31/2019(k)(l)  17.22 (0.01) 0.83 0.82 — — — 18.04 4.76%(j) 622 1.05% (0.67)% 2.26% 4.81%(g)
9/30/2019 17.91 — (0.23) (0.23) (0.06) (0.40) (0.46) 17.22 (0.88)% 593 1.05% 0.02% 2.36% 44.46%
9/30/2018 19.73 0.02 0.82 0.84 (0.31) (2.35) (2.66) 17.91 4.32% 1,183 1.05% 0.10% 1.89% 17.00%
Class R6 Shares(m)
4/30/2023 (Unaudited) 15.55 0.16 3.90 4.06 (0.33) — (0.33) 19.28 26.29% 11,837 0.72% 1.75% 0.89% 19.07%(g)
10/31/2022 30.88 0.16 (13.73) (13.57)(h) — (1.76) (1.76) 15.55 (46.19)%(h) 12,288 0.72% 0.87% 0.83% 104.12%
10/31/2021 25.00 (0.04) 6.70 6.66(i) (0.07) (0.71) (0.78) 30.88 26.90%(i) 11,343 0.72% (0.13)% 0.81% 19.84%
10/31/2020 18.50 0.20 6.89 7.09 (0.59) — (0.59) 25.00 39.04%(j) 1,220 0.72% 0.96% 0.84% 26.04%
10/31/2019(k)(l)  17.65 (0.01) 0.86 0.85 — — — 18.50 4.82%(j) 437 0.72% (0.42)% 2.93% 4.81%(g)
9/30/2019 18.32 0.06 (0.24) (0.18) (0.09) (0.40) (0.49) 17.65 (0.60)% 5,619 0.79% 0.37% 1.62% 44.46%
9/30/2018 19.90 0.07 0.82 0.89 (0.12) (2.35) (2.47) 18.32 4.54% 27,427 0.80% 0.37% 1.61% 17.00%
Eagle Class Shares
4/30/2023 (Unaudited) 15.90 0.19 3.96 4.15 (0.34) — (0.34) 19.71 26.26%(j) 6 0.72% 2.00% 0.90% 19.07%(g)
10/31/2022 31.54 0.15 (14.03) (13.88)(h) — (1.76) (1.76) 15.90 (46.22)%(h)(j) 5 0.72% 0.74% 0.83% 104.12%
10/31/2021 25.58 (0.04) 6.78 6.74(i) (0.07) (0.71) (0.78) 31.54 26.59%(i)(j) 9 0.73% (0.13)% 0.81% 19.84%
10/31/2020 18.53 0.21 6.98 7.19 (0.14) — (0.14) 25.58 38.87%(j) 7 0.83% 0.98% 0.94% 26.04%
10/31/2019(k)(l)  17.68 (0.01) 0.86 0.85 — — — 18.53 4.81%(j) 5 0.86% (0.49)% 2.06% 4.81%(g)
9/30/2019(n) 17.02 (0.01) 0.67 0.66 — — — 17.68 3.88% 5 0.86% (0.18)% 2.75% 44.46%
Institutional Service Class Shares
4/30/2023 (Unaudited) 15.85 0.13 3.98 4.11 (0.29) — (0.29) 19.67 26.12% 33,228 0.94% 1.36% 1.07% 19.07%(g)
10/31/2022 31.50 0.12 (14.01) (13.89)(h) — (1.76) (1.76) 15.85 (46.31)%(h) 190,471 0.95% 0.58% 1.05% 104.12%
10/31/2021 25.56 (0.11) 6.82 6.71(i) (0.06) (0.71) (0.77) 31.50 26.52%(i) 280,400 0.97% (0.36)% 1.05% 19.84%
10/31/2020 18.52 0.17 7.00 7.17 (0.13) — (0.13) 25.56 38.73% 255,276 0.94% 0.80% 1.05% 26.04%
10/31/2019(k)(l)  17.67 (0.01) 0.86 0.85 — — — 18.52 4.81% 229,197 0.95% (0.47)% 0.97% 4.81%(g)
9/30/2019(n) 17.02 (0.02) 0.67 0.65 — — — 17.67 3.82% 5 0.97% (0.29)% 2.86% 44.46%

International Funds - April 30, 2023 (Unaudited) - Financial Highlights - 73
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Includes settlement proceeds which impacted the Fund’s per share operations activity and total return. The per share impact was $0.23, $0.12, $0.18 and $0.16 per share for Class A, Class R6, Eagle Class and Institutional Service Class respectively. Excluding the settlement proceeds, the Class A, Class R6, Eagle Class and Institutional
Service Class total returns are -47.21%, -46.61%, -46.83% and -46.85%, respectively. (Note 12)
(i) Includes payment by Nationwide Retirement Solutions ("NRS"), an affiliate, to offset capital losses due to the sale of securities. The payment impacted the Fund’s per share operations activity and total return. The per share impact was $0.01 per share for all classes. Excluding the payment from NRS, the Class A, Class R6, Eagle Class and Institutional Service Class total returns are 26.40%, 26.86%, 26.55% and 26.48%, respectively.
(j) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(k) For the period October 1, 2019 through October 31, 2019.
(l) Fiscal year end changed from September 30th to October 31st.
(m) Effective June 1, 2019, Institutional Class Shares were renamed Class R6 Shares.
(n) For the period from June 4, 2019 (commencement of operations) through September 30, 2019. Total return is calculated based on inception date of June 3, 2019 through
September 30, 2019.

74 - Notes to Financial Statements - April 30, 2023 (Unaudited) - International Funds
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2023, the
Trust operates forty-seven (47) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the six (6) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Amundi Global High Yield Fund (“Global High Yield”)
Nationwide Amundi Strategic Income Fund (“Strategic Income”)
Nationwide Bailard International Equities Fund (“International Equities”)
Nationwide Global Sustainable Equity Fund (“Global Sustainable Equity”)
Nationwide International Small Cap Fund (“International Small Cap”)
Nationwide Janus Henderson Overseas Fund ("Overseas")
The Funds, as applicable, currently offer Class A, Class C, Class M, Class R6, Eagle Class and Institutional Service
Class shares. Class C shares convert to Class A shares eight years after their purchase as described in each Fund’s prospectus.
Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

International Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 75
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

76 - Notes to Financial Statements - April 30, 2023 (Unaudited) - International Funds
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2023. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Global High Yield
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Security $ – $ 96,886 $ – $ 96,886
Common Stock – – 247,722 247,722
Convertible Bonds – 216,541 – 216,541
  Corporate Bonds
Aerospace & Defense – 443,478 – 443,478
Air Freight & Logistics – 247,614 – 247,614
Automobile Components – 1,081,459 – 1,081,459
Banks – 537,387 – 537,387
Building Products – 162,192 – 162,192
Capital Markets – 511,828 – 511,828
Chemicals – 1,557,589 – 1,557,589
Commercial Services & Supplies – 1,899,620 – 1,899,620
Communications Equipment – 155,679 – 155,679
Construction & Engineering – 777,316 – 777,316
Consumer Finance – 2,979,408 – 2,979,408
Consumer Staples Distribution & Retail – 303,750 – 303,750
Containers & Packaging – 369,858 – 369,858
Distributors – 336,174 – 336,174
Diversified REITs – 403,300 – 403,300
Diversified Telecommunication Services – 1,580,637 – 1,580,637
Electric Utilities – 197,825 – 197,825
Electrical Equipment – 294,565 – 294,565
Energy Equipment & Services – 1,197,205 – 1,197,205
Financial Services – 1,860,727 – 1,860,727
Food Products – 420,053 – 420,053
Ground Transportation – 1,265,286 – 1,265,286
Health Care Providers & Services – 1,064,544 – 1,064,544
Hotels, Restaurants & Leisure – 3,397,871 – 3,397,871
Household Durables – 262,212 – 262,212
Household Products – 369,000 – 369,000
Independent Power and Renewable
Electricity Producers – 410,223 – 410,223
Machinery – 202,725 – 202,725
Marine Transportation – 184,546 – 184,546
Media – 1,416,049 – 1,416,049
Metals & Mining – 1,290,750 – 1,290,750
Oil, Gas & Consumable Fuels – 5,652,710 – 5,652,710
Passenger Airlines – 2,985,759 – 2,985,759
Pharmaceuticals – 1,291,815 – 1,291,815
Real Estate Management & Development – 500,083 – 500,083
Software – 462,414 – 462,414
Specialty Retail – 1,141,729 – 1,141,729
Textiles, Apparel & Luxury Goods – 122,838 – 122,838
Trading Companies & Distributors – 234,323 – 234,323
Transportation Infrastructure – 416,000 – 416,000
Water Utilities – 313,542 – 313,542
Total Corporate Bonds $ – $ 40,302,083 $ – $ 40,302,083

International Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 77
Level 1 Level 2 Level 3 Total
Assets:
Loan Participations $ – $ 1,903,233 $ – $ 1,903,233
Repurchase Agreement – 2,561,763 – 2,561,763
Warrants – – – –
Total Assets $ – $ 45,080,506 $ 247,722 $ 45,328,228
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps† $ – $ (91,180) $ – $ (91,180)
Forward Foreign Currency Contracts – (47,373) – (47,373)
Total Liabilities $ – $ (138,553) $ – $ (138,553)
Total $ – $ 44,941,953 $ 247,722 $ 45,189,675
Strategic Income
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 9,386,971 $ – $ 9,386,971
Collateralized Mortgage Obligations – 19,902,358 – 19,902,358
Commercial Mortgage-Backed Securities – 8,091,937 – 8,091,937
Common Stock – – 187,832 187,832
Convertible Bonds – 1,744,391 – 1,744,391
Convertible Preferred Stock 584,015 – – 584,015
Corporate Bonds – 82,628,803 – 82,628,803
Foreign Government Security – 400,188 – 400,188
Futures Contracts# 236,116 – – 236,116
Loan Participations – 2,683,188 – 2,683,188
Repurchase Agreement – 4,700,481 – 4,700,481
Warrants – – – –
Total Assets $ 820,131 $ 129,538,317 $ 187,832 $ 130,546,280
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps† $ – $ (287,587) $ – $ (287,587)
Forward Foreign Currency Contracts – (25,065) – (25,065)
Futures Contracts# (1,692,512) – – (1,692,512)
Total Liabilities $ (1,692,512) $ (312,652) $ – $ (2,005,164)
Total $ (872,381) $ 129,225,665 $ 187,832 $ 128,541,116
International Equities
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 2,423,750 $ – $ 2,423,750
Air Freight & Logistics – 1,583,828 – 1,583,828
Automobile Components – 1,206,921 – 1,206,921
Automobiles – 6,943,157 – 6,943,157
Banks – 13,985,678 – 13,985,678
Beverages – 3,291,850 – 3,291,850
Broadline Retail – 1,377,812 – 1,377,812
Building Products – 1,157,548 – 1,157,548
Capital Markets – 3,705,891 – 3,705,891
Chemicals 693,730 3,770,604 – 4,464,334
Commercial Services & Supplies – 1,305,171 – 1,305,171
Construction & Engineering – 804,878 – 804,878
Construction Materials – 1,305,720 – 1,305,720
Consumer Staples Distribution & Retail – 4,481,370 – 4,481,370
Diversified Telecommunication Services – 1,687,780 – 1,687,780
Electric Utilities – 3,844,913 – 3,844,913
Electrical Equipment – 4,854,157 – 4,854,157
Electronic Equipment, Instruments &
Components – 814,985 – 814,985

78 - Notes to Financial Statements - April 30, 2023 (Unaudited) - International Funds
Level 1 Level 2 Level 3 Total
Assets:
Entertainment $ – $ 1,054,395 $ – $ 1,054,395
Financial Services – 851,447 – 851,447
Food Products – 2,948,851 – 2,948,851
Gas Utilities – 1,246,622 – 1,246,622
Health Care Equipment & Supplies – 2,051,246 – 2,051,246
Hotels, Restaurants & Leisure – 790,787 – 790,787
Household Durables – 2,461,415 – 2,461,415
Household Products – 808,742 – 808,742
Industrial Conglomerates – 4,579,443 – 4,579,443
Insurance – 9,162,932 – 9,162,932
Interactive Media & Services – 663,559 – 663,559
IT Services 777,000 2,817,267 – 3,594,267
Machinery – 2,103,333 – 2,103,333
Marine Transportation – 1,082,219 – 1,082,219
Media – 706,913 – 706,913
Metals & Mining – 9,972,386 – 9,972,386
Oil, Gas & Consumable Fuels 2,331,489 7,850,681 – 10,182,170
Personal Care Products – 5,423,629 – 5,423,629
Pharmaceuticals 2,562,700 13,458,388 – 16,021,088
Professional Services – 4,770,705 – 4,770,705
Real Estate Management & Development – 827,804 – 827,804
Semiconductors & Semiconductor
Equipment 3,390,440 6,349,937 – 9,740,377
Specialty Retail – 1,955,167 – 1,955,167
Technology Hardware, Storage & Peripherals – 1,940,666 – 1,940,666
Textiles, Apparel & Luxury Goods – 7,753,385 – 7,753,385
Tobacco – 537,907 – 537,907
Trading Companies & Distributors – 5,850,130 – 5,850,130
Transportation Infrastructure – 844,354 – 844,354
Wireless Telecommunication Services – 2,063,153 – 2,063,153
Total Common Stocks $ 9,755,359 $ 161,473,476 $ – $ 171,228,835
Exchange Traded Fund 425,250 – – 425,250
Repurchase Agreement – 2,587,417 – 2,587,417
Total $ 10,180,609 $ 164,060,893 $ – $ 174,241,502
Global Sustainable Equity
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Automobile Components $ 3,417,112 $ 2,391,823 $ – $ 5,808,935
Automobiles 1,131,093 – – 1,131,093
Banks 2,705,504 6,320,369 – 9,025,873
Biotechnology 6,964,394 2,184,954 – 9,149,348
Broadline Retail 1,920,067 – – 1,920,067
Capital Markets 4,311,040 4,792,500 – 9,103,540
Chemicals 8,658,355 – – 8,658,355
Commercial Services & Supplies 5,318,928 – – 5,318,928
Consumer Finance 1,501,009 – – 1,501,009
Consumer Staples Distribution & Retail 2,826,587 – – 2,826,587
Diversified Telecommunication Services – 2,067,722 – 2,067,722
Electrical Equipment 3,183,571 1,887,166 – 5,070,737
Electronic Equipment, Instruments &
Components 1,787,226 2,865,031 – 4,652,257
Entertainment 5,400,451 – – 5,400,451
Financial Services 7,159,681 – – 7,159,681
Food Products – 4,658,117 – 4,658,117
Ground Transportation 3,888,310 – – 3,888,310
Health Care Equipment & Supplies – 6,131,039 – 6,131,039
Health Care Providers & Services 7,393,866 – – 7,393,866

International Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 79
Level 1 Level 2 Level 3 Total
Assets:
Hotels, Restaurants & Leisure $ 3,455,330 $ 793,240 $ – $ 4,248,570
Household Durables – 3,496,021 – 3,496,021
Industrial REITs 1,637,268 – – 1,637,268
Insurance 3,724,707 4,850,411 – 8,575,118
IT Services 1,794,137 – – 1,794,137
Leisure Products 1,550,300 – – 1,550,300
Life Sciences Tools & Services 2,436,520 – – 2,436,520
Machinery 3,325,406 5,017,508 – 8,342,914
Metals & Mining – 2,120,218 – 2,120,218
Oil, Gas & Consumable Fuels 4,773,780 3,940,267 – 8,714,047
Personal Care Products – 3,247,101 – 3,247,101
Pharmaceuticals 4,272,121 3,452,236 – 7,724,357
Professional Services – 1,195,507 – 1,195,507
Semiconductors & Semiconductor
Equipment 9,064,200 – – 9,064,200
Software 23,576,107 2,008,516 – 25,584,623
Specialty Retail 4,419,516 – – 4,419,516
Trading Companies & Distributors – 2,669,134 – 2,669,134
Wireless Telecommunication Services – 2,220,714 – 2,220,714
Total Common Stocks $ 131,596,586 $ 68,309,594 $ – $ 199,906,180
Repurchase Agreement – 4,661,341 – 4,661,341
Total $ 131,596,586 $ 72,970,935 $ – $ 204,567,521
International Small Cap
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 6,249,923 $ – $ 6,249,923
Automobile Components – 6,436,072 – 6,436,072
Banks – 35,628,321 – 35,628,321
Biotechnology 12,325,270 2,484,704 – 14,809,974
Broadline Retail – 3,747,995 – 3,747,995
Building Products – 2,929,192 – 2,929,192
Capital Markets – 6,975,659 – 6,975,659
Chemicals 1,280,406 19,880,431 – 21,160,837
Commercial Services & Supplies – 6,870,940 – 6,870,940
Construction & Engineering – 7,312,023 – 7,312,023
Construction Materials – 5,424,100 – 5,424,100
Consumer Finance – 1,836,413 – 1,836,413
Consumer Staples Distribution & Retail – 1,681,615 – 1,681,615
Containers & Packaging – 6,306,921 – 6,306,921
Distributors – 955,328 – 955,328
Diversified REITs – 3,799,185 – 3,799,185
Electric Utilities – 3,990,835 – 3,990,835
Electrical Equipment – 510,947 – 510,947
Electronic Equipment, Instruments &
Components – 13,936,887 – 13,936,887
Energy Equipment & Services – 881,830 – 881,830
Entertainment 1,039,236 1,915,057 – 2,954,293
Financial Services 6,427,210 18,811,897 – 25,239,107
Food Products – 14,455,333 – 14,455,333
Gas Utilities – 9,767,150 – 9,767,150
Ground Transportation 2,930,236 13,297,780 – 16,228,016
Health Care Equipment & Supplies – 12,115,072 – 12,115,072
Hotels, Restaurants & Leisure 4,304,346 22,866,911 – 27,171,257
Household Durables – 11,954,282 – 11,954,282
Household Products – 2,533,372 – 2,533,372
Independent Power and Renewable
Electricity Producers – 2,041,898 – 2,041,898

80 - Notes to Financial Statements - April 30, 2023 (Unaudited) - International Funds
Level 1 Level 2 Level 3 Total
Assets:
Industrial Conglomerates $ – $ 2,063,722 $ – $ 2,063,722
Industrial REITs – 4,069,825 – 4,069,825
Insurance – 14,273,883 – 14,273,883
IT Services 8,628,270 5,912,544 – 14,540,814
Leisure Products – 2,895,278 – 2,895,278
Life Sciences Tools & Services 5,209,904 12,382,179 – 17,592,083
Machinery – 50,368,193 – 50,368,193
Media – 13,781,594 – 13,781,594
Metals & Mining 7,185,936 9,600,824 – 16,786,760
Office REITs – 2,374,147 – 2,374,147
Oil, Gas & Consumable Fuels 5,688,006 12,089,988 – 17,777,994
Passenger Airlines – 3,028,193 – 3,028,193
Personal Care Products – 7,362,831 – 7,362,831
Pharmaceuticals 3,322,544 2,814,544 – 6,137,088
Professional Services – 9,872,120 – 9,872,120
Real Estate Management & Development 6,469,601 17,184,886 – 23,654,487
Residential REITs 1,596,439 4,373,647 – 5,970,086
Retail REITs – 11,478,548 – 11,478,548
Semiconductors & Semiconductor
Equipment – 16,359,026 – 16,359,026
Software 9,129,538 3,029,803 – 12,159,341
Specialized REITs – 9,174,492 – 9,174,492
Specialty Retail – 18,170,663 – 18,170,663
Textiles, Apparel & Luxury Goods – 12,321,424 – 12,321,424
Trading Companies & Distributors – 9,186,408 – 9,186,408
Transportation Infrastructure – 7,216,950 – 7,216,950
Water Utilities 2,220,581 4,339,183 – 6,559,764
Wireless Telecommunication Services 4,950,439 – – 4,950,439
Total Common Stocks $ 82,707,962 $ 513,322,968 $ – $ 596,030,930
Exchange Traded Fund 11,433,540 – – 11,433,540
Repurchase Agreement – 14,391,713 – 14,391,713
Rights – – – –
Total $ 94,141,502 $ 527,714,681 $ – $ 621,856,183
Overseas
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 1,813,180 $ – $ 1,813,180
Automobiles – 367,483 – 367,483
Banks – 5,481,795 – 5,481,795
Beverages – 2,998,206 – 2,998,206
Biotechnology 666,916 – – 666,916
Broadline Retail – 1,055,645 – 1,055,645
Commercial Services & Supplies – 879,551 – 879,551
Diversified Telecommunication Services – 1,465,933 – 1,465,933
Electronic Equipment, Instruments &
Components – 1,763,757 – 1,763,757
Entertainment 1,176,336 – – 1,176,336
Ground Transportation 374,387 630,785 – 1,005,172
Health Care Equipment & Supplies – 589,368 – 589,368
Hotels, Restaurants & Leisure – 3,344,238 – 3,344,238
Insurance – 3,508,041 – 3,508,041
Metals & Mining 2,499,629 – – 2,499,629
Oil, Gas & Consumable Fuels 1,504,313 1,361,423 – 2,865,736
Personal Care Products – 1,421,519 – 1,421,519
Pharmaceuticals – 4,494,482 – 4,494,482
Semiconductors & Semiconductor
Equipment – 3,109,988 – 3,109,988

International Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 81
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Textiles, Apparel & Luxury Goods $ – $ 2,281,086 $ – $ 2,281,086
Trading Companies & Distributors – 1,710,716 – 1,710,716
Total $ 6,221,581 $ 38,277,196 $ – $ 44,498,777
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statement of Asset and Liabilities.
As of April 30, 2023, Global High Yield held one warrant investment and two corporate bond investments that were categorized as Level 3 investments which were each valued at $0.
As of April 30, 2023, Strategic Income held one warrant investment that was categorized as a Level 3 investment which was valued at $0.
As of April 30, 2023, Global Sustainable Equity held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
As of April 30, 2023, International Small Cap held one right investment that was categorized as a Level 3 investment which was valued at $0.
Global High Yield
Common
Stocks Total
Balance as of 10/31/2022 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases — —
Sales — —
Change in Unrealized Appreciation/Depreciation (6,496) (6,496)
Transfers into Level 3 254,218 254,218
Transfers out of Level 3 — —
Balance as of 4/30/2023 $ 247,722 $ 247,722
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 4/30/2023 ** $ (6,496) $ (6,496)
Strategic Income
Common
Stocks Total
Balance as of 10/31/2022 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases — —
Sales — —
Change in Unrealized Appreciation/Depreciation (4,926) (4,926)
Transfers into Level 3 192,758 192,758
Transfers out of Level 3 — —
Balance as of 4/30/2023 $ 187,832 $ 187,832
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 4/30/2023 ** $ (4,926) $ (4,926)
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

82 - Notes to Financial Statements - April 30, 2023 (Unaudited) - International Funds
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of April 30, 2023, Funds that had overdrawn balances were as follows:
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
Fund
Foreign Currency
Amount (USD)
International Equities $ 26,689

International Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 83
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' written options contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value," in a table in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written," as applicable.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.
As of April 30, 2023, the Funds had no open option contracts.
(e) Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the initiation period are included in the Statements of Assets and Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, as applicable.
These upfront premiums are amortized and accreted daily and are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a
Fund keeps the stream of payments and would have no payment of obligations.

84 - Notes to Financial Statements - April 30, 2023 (Unaudited) - International Funds
If a credit event or default (or similar event) occurs, a Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, a
Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of April 30, 2023 are disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
Interest Rate Swap Contracts — Certain Funds entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Funds have segregated liquid assets to cover their obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); a Fund will realize a gain or loss upon the payment or receipt of accrued interest. A Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to a Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, a Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of a Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.

International Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 85
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(f) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
(g) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

86 - Notes to Financial Statements - April 30, 2023 (Unaudited) - International Funds
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of April 30, 2023:
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2023:
Global High Yield
Liabilities: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ (91,180)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (47,373)
Total $ (138,553)
Strategic Income
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 236,116
Total $ 236,116
Liabilities:
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ (287,587)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (25,065)
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts (1,692,512)
Total $ (2,005,164)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
Global High Yield
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ (1,154,813)
Forward Foreign Currency Contracts
Currency risk (666,913)
Total $ (1,821,726)

International Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 87
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended April 30, 2023:
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended April 30,
2023:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency
Strategic Income
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ (1,253,310)
Forward Foreign Currency Contracts
Currency risk (624,379)
Futures Contracts
Interest rate risk 2,097,183
Total $ 219,494
Global High Yield
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ 538,237
Forward Foreign Currency Contracts
Currency risk (11,468)
Total $ 526,769
Strategic Income
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ (362,097)
Forward Foreign Currency Contracts
Currency risk 13,324
Futures Contracts
Interest rate risk (3,468,793)
Total $ (3,817,566)
Global High Yield
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 15,115,714
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Sold $ 7,124,501
Strategic Income
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 59,557,143
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Sold $ 6,182,114
Futures Contracts:
Average Notional Balance Long $ 13,750,153
Average Notional Balance Short $ 47,416,751

88 - Notes to Financial Statements - April 30, 2023 (Unaudited) - International Funds
of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of April 30, 2023, certain Funds may have entered into futures contracts, centrally cleared swaps and forward foreign currency contracts. The futures contract agreement and centrally cleared swaps agreements do not provide for netting arrangements
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts, OTC swaptions, and OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of April 30, 2023:
(h) Unfunded Commitments
Each Fund may enter into commitments to buy and sell investments including commitments to buy Loan Participations to settle on future dates as part of its normal investment activities. Commitments are generally traded and priced as part of a related Loan
Participations. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.
As of April 30, 2023, the Funds did not have unfunded loan commitments.
Global High Yield
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
Brown Brothers
Harriman & Co.
Forward Foreign
Currency Contracts $ (36,471) $ — $ — $ (36,471)
HSBC Bank, N.A.
Forward Foreign
Currency Contracts (3,229) — — (3,229)
Morgan Stanley Co.,
Inc.
Forward Foreign
Currency Contracts (7,673) — — (7,673)
Total $ (47,373) $ — $ — $ (47,373)
Strategic Income
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
Brown Brothers
Harriman & Co.
Forward Foreign
Currency Contracts $ (16,195) $ — $ — $ (16,195)
HSBC Bank PLC
Forward Foreign
Currency Contracts (3,825) — — (3,825)
Morgan Stanley Co.,
Inc.
Forward Foreign
Currency Contracts (5,045) — — (5,045)
Total $ (25,065) $ — $ — $ (25,065)

International Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 89
(i) Securities Lending
During the six months ended April 30, 2023, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2023, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of April 30, 2023, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Global High Yield $ 2,561,763
Strategic Income 4,700,481
International Equities 2,587,417
Global Sustainable Equity 4,661,341
International Small Cap 14,391,713

90 - Notes to Financial Statements - April 30, 2023 (Unaudited) - International Funds
(j) Joint Repurchase Agreements
During the six months ended April 30, 2023, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of April 30, 2023, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of April 30, 2023, the joint repos on a gross basis were as follows:
CF Secured, LLC, 4.77%, dated 4/28/2023, due 5/1/2023, repurchase price $105,903,970, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 7.63%, maturing 5/15/2023 - 2/15/2053; total market value $112,676,341.
Global High Yield
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 2,561,763 $ – $ 2,561,763 $ (2,561,763) $ –
Total $ 2,561,763 $ – $ 2,561,763 $ (2,561,763) $ –
Strategic Income
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 4,700,481 $ – $ 4,700,481 $ (4,700,481) $ –
Total $ 4,700,481 $ – $ 4,700,481 $ (4,700,481) $ –

International Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 91
(k) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a
International Equities
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 2,587,417 $ – $ 2,587,417 $ (2,587,417) $ –
Total $ 2,587,417 $ – $ 2,587,417 $ (2,587,417) $ –
Global Sustainable Equity
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 4,661,341 $ – $ 4,661,341 $ (4,661,341) $ –
Total $ 4,661,341 $ – $ 4,661,341 $ (4,661,341) $ –
International Small Cap
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 14,391,713 $ – $ 14,391,713 $ (14,391,713) $ –
Total $ 14,391,713 $ – $ 14,391,713 $ (14,391,713) $ –
* As of April 30, 2023, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

92 - Notes to Financial Statements - April 30, 2023 (Unaudited) - International Funds
foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(l) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid monthly for Global High Yield and Strategic Income, and are declared and paid quarterly for International Equities, Global Sustainable Equity, International Small Cap, and
Overseas. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(m) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(n) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

International Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 93
(o) European Union (“EU”) Reclaims
As a result of several court cases, certain funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements until payments are received by the Fund. For U.S. income tax purposes, when EU reclaims are received by the Fund and the Fund previously passed foreign tax credit on to its shareholders, the Fund may enter into a closing agreement with the Internal Revenue Service ("IRS") in order to pay the associated tax liability on behalf of the Fund’s shareholders.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of April 30, 2023, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended April 30, 2023, the Funds paid investment advisory fees to NFA according to the following schedule.
For the six months ended April 30, 2023, the effective advisory fee rates before and after expense reimbursements due to the expense limitation agreement described below, were as follows:
Fund Subadviser
Global High Yield
Amundi Asset Management US, Inc.
(" Amundi ")
Strategic Income Amundi
International Equities Bailard , Inc. (' Bailard ')
Global Sustainable Equity UBS Asset Management (Americas) Inc.
International Small Cap Wellington Management Compnay LLP
Overseas Janus Henderson Investors US LLC
Fund Fee Schedule
Advisory Fee
(annual rate)
Global High Yield Up to $500 million 0.64%
$500 million and more 0.62%
Strategic Income Up to $500 million 0.55%
$500 million and more 0.50%
International Equities Up to $1 billion 0.75%
$1 billion and more 0.70%
Global Sustainable Equity Up to $250 million 0.75%
$250 million up to $500 million 0.70%
$500 million up to $1 billion 0.68%
$1 billion and more 0.65%
International Small Cap Up to $500 million 0.95%
$500 million up to $1 billion 0.925%
$1 billion and more 0.90%
Overseas Up to $200 million 0.70%
$200 million up to $500 million 0.68%
$500 million and more 0.65%
Fund
Effective Advisory
Fee Rate Before Expense
Reimbursements
Effective Advisory
Fee Rate After Expense
Reimbursements
Global High Yield 0.64% 0.28%
Strategic Income 0.55 0.31
International Equities 0.75 0.75
Global Sustainable Equity 0.75 0.62
International Small Cap 0.94 0.80
Overseas 0.70 0.57

94 - Notes to Financial Statements - April 30, 2023 (Unaudited) - International Funds
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 29,
2024.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of April 30, 2023, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended April 30, 2023, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
Fund Classes
Amount
(annual rate)
Global High Yield All Classes 0.70%
Strategic Income All Classes 0.49
International Equities All Classes 1.10
Global Sustainable Equity(a) All Classes 0.90
International Small Cap(b) All Classes 0.89
Overseas All Classes 0.72
(a) Effective October 1, 2022 through September 30, 2023.
(b) Effective June 1, 2022 through May 31, 2023.
Fund
Fiscal Year 2020
Amount
Fiscal Year 2021
Amount
Fiscal Year 2022
Amount
Six Months Ended
April 30, 2023
Amount Total
Global High Yield $ 95,523 $ 179,168 $ 173,383 $ 81,034 $ 529,108
Strategic Income 188,673 370,812 334,132 160,071 1,053,688
International Equities — — — — —
Global Sustainable Equity 76,544 150,314 99,623 41,476 367,957
International Small Cap 103,961 141,089 407,730 421,454 1,074,234
Overseas 170,489 249,610 252,496 124,598 797,193
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

International Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 95
For the six months ended April 30, 2023, NFM earned an aggregate of $305,499 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2023, the Funds’ aggregate portion of such costs amounted to $2,694.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as follows:
0.25% of the average daily net assets of Class A shares of each Fund (distribution or service fee)
1.00% of the average daily net assets of Class C shares of each Fund (0.75% of which may be a distribution fee and 0.25% service fee)
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds' Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the six months ended April 30, 2023, the Funds imposed aggregate front-end sales charges of $3,628. From these fees, NFD retained a portion amounting to $437.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions made within 18 months of purchase and Class C shares redemptions made within 1 year of purchase. Applicable Class A CDSCs are 1.00% for International Equities, Global Sustainable Equity, International
Small Cap, and Overseas. Applicable Class A CDSCs are 0.75% for Global High Yield and Strategic Income. Class C CDSCs are
1.00% for all Funds. During the six months ended April 30, 2023, the Funds did not impose CDSCs.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class C, Eagle Class, and Institutional Service Class shares of each Fund.
For the six months ended April 30, 2023, the effective rates for administrative services fees were as follows:
Fund Class A Class C
Institutional
Service Class
Global High Yield 0.08% 0.06% 0.12%
Strategic Income 0.04 0.09 0.12
International Equities 0.08 0.05 0.04
Global Sustainable Equity 0.10 N/A 0.10
International Small Cap 0.14 N/A 0.10
Overseas 0.12 N/A 0.22
N/A — Not Applicable.

96 - Notes to Financial Statements - April 30, 2023 (Unaudited) - International Funds
For the six months ended April 30, 2023, each Fund’s total administrative services fees were as follows:
As of April 30, 2023, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
On April 10, 2023, shares of certain Funds were redeemed for investments. The net realized gain on investments delivered through these in-kind redemptions is included in the accompanying Statements of Operations. The amount of in-kind redemptions is also included in capital transactions and share transactions in the accompanying Statements of Changes in Net Assets. The
Fund recognized no gain or loss from the in-kind transactions for federal income tax purposes.
4. Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023.
During the six months ended April 30, 2023, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives
Fund Amount
Global High Yield $ 713
Strategic Income 44,932
International Equities 2,296
Global Sustainable Equity 29,246
International Small Cap 26,013
Overseas 197,767
Fund
% of Shares
Outstanding
Owned
Global High Yield 96.77%
Strategic Income 46.03
International Equities —
Global Sustainable Equity 74.11
International Small Cap 60.29
Overseas 54.10
Overseas
Class Date of
Net Asset
of In-Kind
Redemption Shares
Security Market
Value Cash
Realized Gain/
(Loss)
Institutional Service Class 4/10/2023 $ 122,797,453 6,332,279 $ 115,294,990 $ 7,502,463 $ 18,230,527

International Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 97
and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended April 30, 2023, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the six months ended April 30, 2023, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Credit and Emerging Markets
Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.
(b) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(c) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements
Fund Purchases
*
Sales
*
Global High Yield $ 8,561,381 $ 10,066,553
Strategic Income 42,764,855 36,484,154
International Equities 42,765,523 44,331,302
Global Sustainable Equity 154,623,247 8,501,147
International Small Cap 234,970,024 250,017,496
Overseas 34,297,439 119,030,768#
* Includes purchases and sales of long-term U.S. Government securities, if any.
# Sales exclude securities delivered in-kind. (See Note 3)

98 - Notes to Financial Statements - April 30, 2023 (Unaudited) - International Funds
similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(d) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

International Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 99
(e) Risks Associated with Bank Loans
The bank loans in which the Funds invest are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the Funds, to increased credit risk.
(f) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(g) Risks Associated with Low Quality/High Yield Securities
Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On October 26, 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports. Tailored Shareholder Reports are
concise and visually engaging streamlined annual and semiannual reports that will focus on fund expenses, performance, certain portfolio holdings, and certain other retail-oriented information. Additional in-depth information is available online and for delivery free of charge to investors on request. The rule became effective in January 2023 and there is an 18-month transition period after the effective date with a compliance date of July 2024. Management is currently evaluating the implications of the changes and the impact on financial statement disclosures and reporting requirements.

100 - Notes to Financial Statements - April 30, 2023 (Unaudited) - International Funds
9. Other
As of April 30, 2023, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
10. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the six months ended April 30, 2023, the Funds recaptured the following amounts of brokerage commissions:
11. Federal Tax Information
As of April 30, 2023, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
12. Settlement Proceeds
During the year ended October 31, 2022, Overseas reached a settlement agreement in the amount of $2,049,674 from a former subadvisor. These settlement proceeds are reflected in the Statements of Changes in Net Assets and Financial Highlights.
13. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
14. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund % of Shares
Number of
Accounts
Global High Yield 79.30% 3(a)
Strategic Income 40.29 3
International Equities 87.92 2
Global Sustainable Equity 78.48 3(a)
International Small Cap 33.99 2(a)
Overseas 90.50 3(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.
Fund Amount
International Small Cap $ 379
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Global High Yield $ 54,742,727 $ 315,114 $ (10,070,628) $ (9,755,514)
Strategic Income 143,136,558 1,987,240 (17,552,491) (15,565,251)
International Equities 144,166,179 33,172,796 (3,097,473) 30,075,323
Global Sustainable Equity 189,824,842 18,032,581 (3,289,902) 14,742,679
International Small Cap 612,587,176 70,826,482 (61,557,475) 9,269,007
Overseas 35,550,944 9,316,533 (368,700) 8,947,833

International Funds - April 30, 2023 (unaudited) - Supplemental Information - 101
Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard International Equities Fund
Nationwide Bailard Technology & Science Fund
Nationwide BNY Mellon Core Plus Bond ESG Fund
Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (formerly, Nationwide BNY Mellon Disciplined Value Fund)
Nationwide BNY Mellon Dynamic U.S. Core Fund
Nationwide Bond Fund
Nationwide Bond Portfolio
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Global Sustainable Equity Fund
Nationwide Government Money Market Fund
Nationwide GQG US Quality Equity Fund
Nationwide Inflation-Protected Securities Fund
Nationwide International Small Cap Fund
Nationwide Janus Henderson Overseas Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
Nationwide Multi-Cap Portfolio Fund
Nationwide Small Company Growth Fund
Nationwide WCM Focused Small Cap Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (each a “Sub-Adviser”)
(together, the “Advisory Agreements”) must be approved for each series of the Trust (individually a “Fund” and collectively the
“Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2022 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
• A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30,
2022) compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding the second largest share class.) An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds and advised the
Independent Trustees in connection with their consideration of the data provided by Broadridge and related matters.

102 - Supplemental Information - April 30, 2023 (unaudited) - International Funds
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be an important factor in its deliberations.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser or a Sub-Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation of the firm based on information that was provided. In such cases, the Trustees determined that the omission of any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2022 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each meeting with Independent Legal Counsel. At the Trustees’ regular quarterly meeting in
December 2022, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the
Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.
• The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.
• The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel;
the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the
Adviser’s valuation and valuation oversight capabilities.
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Advisers.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds, and benefits to
Nationwide Life Insurance Company derived from guaranteed fixed annuity contracts issued by it and held until recently by certain of the Funds.

International Funds - April 30, 2023 (unaudited) - Supplemental Information - 103
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.
The Trustees considered that Nationwide Amundi Strategic Income Fund, Nationwide BNY Mellon Core Plus Bond ESG Fund,
Nationwide BNY Mellon Disciplined Value Fund, Nationwide BNY Mellon Dynamic U.S. Core Fund, Nationwide Bond Fund,
Nationwide Bond Portfolio, Nationwide Diamond Hill Large Cap Concentrated Fund, Nationwide Fund, Nationwide Geneva Mid
Cap Growth Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide GQG US Quality Equity Fund, Nationwide Inflation-
Protected Securities Fund, Nationwide Janus Henderson Overseas Fund, and Nationwide Multi-Cap Portfolio Fund, were shown to pay actual management fees and to have total expense ratios (including 12b-1/non-12b-1 fees) at levels lower than or equal to their peer group medians.
With respect to Nationwide Amundi Global High Yield Fund, Nationwide Bailard Cognitive Value Fund, Nationwide Bailard
International Equities Fund, Nationwide Bailard Technology & Science Fund, Nationwide International Small Cap Fund, Nationwide
Loomis All Cap Growth Fund, Nationwide Loomis Core Bond Fund, Nationwide Loomis Short Term Bond Fund, Nationwide Small
Company Growth Fund, and Nationwide WCM Focused Small Cap Fund, the Trustees considered that, although each Fund was shown to pay actual management fees higher than its peer group median, its total expense ratio (including 12b-1/non-12b-1 fees) was at a level equal to or lower than the Fund’s peer group median (or, in the case of the total expense ratio of Nationwide
Loomis All Cap Growth Fund, Nationwide Loomis Core Bond Fund, and Nationwide Small Company Growth Fund, was within what the Trustees considered a generally acceptable range of the Fund’s peer group median) and the level of the Fund’s actual management fee was not so high, in the Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements. In connection with the Trustee’s consideration of Nationwide Loomis All Cap Growth Fund, the Trustees noted pro forma comparative expense information showing the effects of a lower expense limitation that was put into place for the Fund in June 2022.
For the Funds whose expense arrangements the Trustees determined to be acceptable on the bases described above, the
Trustees also considered each Fund’s investment performance. They noted that, with the exception of the Funds referred to below in the next five paragraphs, each of these Funds was shown to have experienced three-year performance for the period ended
June 30, 2022 at or above its peer group median, or below the median but within the top three comparative quintiles. With respect to Nationwide GQG US Quality Equity Fund and Nationwide Bond Portfolio, the Trustees considered that each Fund had been organized in 2021 and did not yet have three years of performance.
With respect to Nationwide WCM Focused Small Cap Fund the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered that the investment performance for the Fund had improved to the first quintile of its peer group for the one-year period ended June 30, 2022.
With respect to Nationwide Bailard International Equities Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group. The Trustees considered the Adviser’s statements regarding the Fund’s unusual status among the Nationwide Funds, in that it serves as a pooled investment vehicle for accounts of clients of the Fund’s
Sub-Adviser, Bailard, Inc., and virtually all of its shareholders are clients of Bailard, Inc. They considered the Adviser’s statements that the Fund is playing an important role in the relationship between Bailard, Inc. and its clients, and that the nature of that relationship is a factor strongly favoring the continuation of the Fund’s sub-advisory relationship. The Adviser stated that it would nonetheless continue to monitor the Fund’s performance closely.
The Trustees noted that, in the case of certain Funds that experienced unfavorable performance relative to their peers, NFA had replaced, or was considering replacing, the Funds’ subadvisers. With respect to Nationwide Janus Henderson Overseas Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered that, as of July 2022, the Fund’s prior subadviser was replaced and that additional time was necessary to evaluate the Fund’s performance under the new subadviser. With respect to Nationwide Loomis All Cap Growth Fund, the Trustees noted that the
Fund had experienced three-year performance in the fifth quintile of its peer group. The Trustees considered that the Adviser is considering additional steps to take in the coming year in light of that underperformance and that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance.
As to a number of Funds, the Trustees considered the Adviser’s statements that, although the Funds underperformed their peers, the underperformance reflected the general positioning of the Funds’ portfolios and was in line with the Adviser’s expectations in light of market conditions. With respect to Nationwide Bond Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered the Adviser’s statements that the Fund’s underperformance was substantially the result of the Fund’s portfolio having an overweight to longer duration investment grade corporate credit and an overweight to high yield compared to certain other funds in its peer group and that the Adviser stated that it would continue to monitor the Fund closely. With respect to Nationwide Inflation-Protected Securities Fund, the Trustees noted that the Fund had

104 - Supplemental Information - April 30, 2023 (unaudited) - International Funds experienced three-year performance in the fourth quintile of its peer group and considered the Adviser’s statements that the Fund’s underperformance was substantially the result of the Fund’s more conservative positioning compared to other funds in its peer group, and that the Fund had been designated for heightened review in the coming year in light of that performance. With respect to Nationwide Multi-Cap Portfolio Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered that additional Sub-Advisers were added to the Fund in February and November 2021 and additional time was necessary to evaluate the Fund’s performance under the new Sub-Advisers. In addition, the Trustees considered the Adviser’s statements that the Fund had performed as expected and its underperformance was substantially the result of the Fund’s portfolio positioning in the volatile bond and equity markets in 2022, and that the Fund had been designated for heightened review in the coming year in light of that performance. With respect to Nationwide Small Company Growth Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered the
Adviser’s statements that the Fund’s underperformance was substantially the result of the Fund’s growth-oriented investment style that was not in favor during the period and the impact of rising interest rates on the Fund’s holdings.
With respect to Nationwide Diamond Hill Large Cap Concentrated Fund, the Trustees noted that the Fund had experienced three-
year performance in the fifth quintile of its peer group and considered that on September 14, 2022 the Board approved a plan of reorganization pursuant to which the Fund would be merged into the Nationwide GQG US Quality Equity Fund in the near future.
The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
The Trustees considered that certain Funds compared unfavorably with their peers on the basis of both their expenses and performance records. With respect to Nationwide American Century Small Cap Income Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median and the Fund’s total expense ratio
(including 12b-1/non-12b-1 fees) was higher than the Fund’s peer group median in the fifth quintile of its peer group. The Trustees noted that the Fund had experienced three-year performance for the period ended June 30, 2022 below median but within the third quintile of its peer group and considered that on September 14, 2022, the Board approved the liquidation of the Fund effective in
January 2023. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory
Agreement for the period until its liquidation.
With respect to Nationwide Global Sustainable Equity Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median and that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was higher than the Fund’s peer group median in the fifth quintile of its peer group. The Trustees considered that in September 2022, the Adviser increased the Fund’s expense limitation having the effect, according to the Adviser, of reducing the Fund’s total net expense ratio by five basis points. The Trustees noted that the Fund had experienced above-median (second quintile) three-year performance for the period ended June 30, 2022. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to Nationwide Government Money Market Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fourth quintile, and that the Fund’s total expense ratio (including 12b-1/
non-12b-1 fees) was in the fifth quintile of its peer group. The Trustees considered that, although the Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared acceptable within seven basis points of the median, particularly in light of the Fund’s three-year investment performance, during a period of generally historically low short-term interest rates, shown to be within the third quintile of its peer group (within one basis point of the median). The Trustees also considered the voluntary waivers put in place by Adviser to maintain the Fund’s $1.00 net asset value for calendar year 2021 and the first half of 2022. The
Trustees determined on the basis of all of the information presented to them that the expense and performance information of the
Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule is subject to contractual advisory fee breakpoints. The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-
Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2022.

International Funds - April 30, 2023 (unaudited) - Supplemental Information - 105
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Mutual Funds (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”).  The Trust’s Board of Trustees (the “Board”) has designated
Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a Liquidity Risk
Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets.  The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets.  Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1)
the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;  and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.  Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the  investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.   Each
Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 13, 2023, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2021 through November 30, 2022. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

International Funds - April 30, 2023 (Unaudited) - Management Information - 107
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 47 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

108 - Management Information - April 30, 2023 (Unaudited) - International Funds
Interested Trustee
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 116
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

International Funds - April 30, 2023 (Unaudited) - Management Information - 109
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Kevin T. Jestice
Year of Birth Positions Held with Funds and Length of Time Served
1980 President, Chief Executive Officer and Principal Executive Officer since March 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Jestice is President and Chief Executive Officer of Nationwide Funds Group and is a Senior Vice President of Nationwide Mutual Insurance
Company.
=
1
He previously served as Vice President of Internal Sales and Service (ISS) and Institutional Investments Distribution (IID) for Nationwide
Financial Services, Inc. Prior to joining Nationwide in 2020, Mr. Jestice served as Principal, Head of Enterprise Advice and as Principal, Head of
Institutional Investor Services at The Vanguard Group, Inc. for more than 13 years.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1963 Senior Vice President and Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group and is a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the Trust’s Treasurer and Principal Financial Officer, and served temporarily as the Trust’s President,
Chief Executive Officer and Principal Executive Officer from September 2022 until March 2023.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
1
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
1

110 - Market Index Definitions - April 30, 2023 (Unaudited) - International Funds
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

International Funds - April 30, 2023 (Unaudited) - Market Index Definitions - 111
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

112 - Market Index Definitions - April 30, 2023 (Unaudited) - International Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the info rmation on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.

International Funds - April 30, 2023 (Unaudited) - Market Index Definitions - 113
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

114 - Market Index Definitions - April 30, 2023 (Unaudited) - International Funds
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

International Funds - April 30, 2023 (Unaudited) - Glossary - 115
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds.
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

116 - Glossary - April 30, 2023 (Unaudited) - International Funds
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500
®
Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market Capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Mutual Fund: A pooled, diversified portfolio of securities managed by a professional portfolio manager. The pooled funds come from individual investors who purchase shares of the mutual fund.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.

International Funds - April 30, 2023 (Unaudited) - Glossary - 117
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Share: Also known as stocks or shares of stock, are a portion of ownership of a company’s equity. The value of a share is based on how the company divided its equity into units. Shares entitle the share owner to a portion of the company’s profits (or gain in stock price). This also applies to a drop in the stock price, as the value of the share will go down with it.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-INT (6-23)
Call 800-848-0920 to request a summary prospectus , statutory prospec tus, or SAI. You can also download regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
T he Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of
Nationwid e Mutual Insurance Company. © 2023

Semiannual Report
April 30, 2023 (Unaudited)
Nationwide Mutual Funds
Index Funds
Nationwide Bond Index Fund
Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide NYSE Arca Tech 100 Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund
IMPORTANT INFORMATION
As permitted by the Securities and Exchange Commission, Nationwide Mutual Funds
no longer mails paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports
.
Instead, Nationwide Mutual Funds posts
the reports on the Funds’ website, nationwide.com/ mutualfundprospectuses , and mails you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you do not need to take any action. If you wish to receive reports and other Fund documents via eDelivery
you may elect this option
by contacting your financial intermediary (such as a
broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-
848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, please contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, please call Shareholder Services at 800-848-0920 to register your preference, and tell them that you wish to continue receiving paper copies of your reports. Your election to receive paper reports applies to all Funds held in your account.

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling
800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Overview 4
Shareholder Expense Examples 11
Statements of Investments 14
Statements of Assets and Liabilities 100
Statements of Operations 104
Statements of Changes in Net Assets 106
Financial Highlights 116
Notes to Financial Statements 126
Supplemental Information 150
Management Information 153
Market Index Definitions 156
Glossary 161

Nationwide Mutual Funds - April 30, 2023 (Unaudited) - 1
Message to Investors
Dear Investor,
In these complex and uncertain times, we continue to work with determination to navigate markets and manage the assets entrusted to us. At Nationwide, we hold your confidence in the highest regard, as we strive to provide a broad array of competitive mutual funds to support your diverse investment needs. In addition, we maintain our unshakeable commitment to our employees, communities and you, our investors.
During the semi-annual reporting period ended on April 30, 2023, most asset classes produced a positive investment return. In the early part of the reporting period, equity markets experienced fluctuations as investors reacted to various economic data points. Initial market gains were driven by better-than-expected earnings reports and evidence that inflation had peaked in June
2022. During the second month of the reporting period, however, the market experienced a downturn, with the S&P 500
®
Index falling 5.76% in December 2022. This decline was prompted by comments from Jerome Powell, Chair of the Federal Reserve (“Fed”), who indicated that the Fed anticipated further interest rate increases to quell inflation. Further, the Fed raised the median projection for the federal funds rate to 5.1% by the end of 2023, a figure higher than the
4.6% projected in September 2022.
The unexpectedly hawkish comments from the Fed shifted investor sentiment to extremely negative levels in December 2022. However, for the reporting period, equity markets delivered positive returns. The S&P 500
®
Index gained 8.63%, and the MSCI EAFE
®
Index registered a
24.19% return. For perspective, it is important to recognize that the stock market was highly tumultuous in multiple aspects during 2022. For instance, the level of decline in both the equity and bond markets was notable, as was the degree of volatility seen throughout the year. Further, it is noteworthy that the S&P 500
®
Index closed down 57% of the trading days in 2022. Against
this backdrop, the market exhibited resilience during the reporting period, despite the recent banking stress and concerns about a potential recession in the latter half of 2023.
The economic data was mixed during the reporting period, confounding policymakers, economists, and investors. For example, the Fed Funds Futures market continued to price approximately two to three rate cuts by the end of 2023, while the Fed continued to reassure investors that no rate cuts would commence in 2023. Economic growth was modest during the reporting period. For example, fourth-quarter gross domestic product (“GDP”) rose at a
2.6% annualized pace, a minor reduction from the 3.2% annualized growth rate from the prior quarter, per the U.S. Bureau of Economic Analysis. Likewise, for the first quarter of 2023,
GDP grew at an annualized rate of 1.1%. However, signs of decelerating economic growth in the U.S. economy persisted during the reporting period. For instance, key leading economic indicators, such as the yield curve, the Conference Board’s Leading Economic Index
®
(“LEI”),
and tightening bank lending standards, indicated signs of a nearing recession. It is important to remember that recessions and expansions are usually magnified through the labor market, which has remained highly resilient during the reporting period. With the unemployment rate at an all-time 54-year low, investors remained steadfast that a “soft landing” from a potential recession was still feasible, providing a tailwind for equities.
While the exact timing of a recession remains elusive, the economy is showing signs of slower growth.

2 - April 30, 2023 (Unaudited) - Nationwide Mutual Funds
Despite facing challenges during the reporting period, including the collapse of two regional U.S.
banks and the emergency rescue of Credit Suisse, the S&P 500 Index managed to generate a positive return. Within the S&P 500, communication services, information technology, and consumer staples were the strongest performers. On the other hand, energy, financials, and healthcare were the weakest performers. The easing of the two largest sources of discomfort in 2022, namely the highest inflation in over four decades, coupled with the fastest and most aggressive monetary policy response since the 1980s, was arguably the driving force behind the market’s resurgence during the first quarter of 2023. Further, 2022 saw high-valuation technology stocks lag the overall market. During the reporting period, however, investors flocked to large-cap technology companies as fears of a banking contagion roiled investor confidence and increased investors’ expectations that the Fed would have to lower rates to stem an economic downturn.
As measured by the relative outperformance of the Russell 1000
®
Growth Index over the
Russell 1000
®
Value Index, the various indices exemplified the sentiment and positioning of investors over the reporting period. Investors favored companies with strong balance sheets, exceptional cash flows, and the ability to capture market share against a slowing economic backdrop. Further, investors bid up mega-cap tech stocks as some of the hawkish Fed rhetoric and moderation in inflation that crushed long-duration assets in 2022 abated, giving investors hope that the Fed might be closer to pausing its rate hiking cycle. For the reporting period, the
Russell 1000
®
Growth returned 11.51%, while the Russell 1000
®
Value posted a 4.54% return.
Another notable trend during the reporting period was global markets outperforming domestic markets, as measured by the MSCI Emerging Markets
®
Index, which was up 16.36% during
the reporting period. The S&P 500
®
Index, on the other hand, returned 8.63%. The notable
outperformance was attributed to several factors. First, the U.S. Dollar Index fell by 8.8% during the reporting period and over 11% since reaching a multi-decade high in September 2022.
Second, China’s GDP grew by 4.5% in the first quarter of 2023, reassuring investors that the bullish narrative surrounding China’s growth remained largely intact. Lastly, European banking risks moderated, decreasing the probability of contagion among European banks.
The 2-year Treasury yield epitomized the volatility experienced by the fixed-income market during the reporting period. For example, the 2-year U.S. Treasury yield went from a high of
5.1% on March 8th, 2023, to around 4.0% on March 13th, 2023. Moreover, the yield on the
2-year Treasury moved 0.20% or more for six consecutive days in March, the longest streak since at least 1977. The rapid movement in yields primarily reflected investors’ risk-off appetite and fears that a credit crunch would increase the risk of the Federal Reserve committing a policy error, i.e., pushing the economy into a recession. Further, the ICE BofAML MOVE Index, which tracks bond market volatility, traded at levels not seen since the 2008-2009 Global Financial
Crisis. For perspective, the MOVE Index started the reporting period at 148, increased to over
180 on March 15th, and ended the reporting period at 122.
The recent performance of risk assets during the reporting period is likely attributed to the resurgence of better-than-expected economic data, easing of banking sector pressures, and disinflation trends.
The sustained yield curve inversion over the reporting period reflected the bond market’s elevated anxiety about a potential recession in the year ahead. For example, at the beginning of the reporting period, the spread between the 10-year U.S. Treasury note yield and the 2-year
U.S. Treasury note yield was -0.47. Against the backdrop of a potential Fed policy error, the spread reached a low of -1.07 on March 8th, a level not seen since the 1980s. Due to the crisis in banking, however, the spread began to narrow, which some investors interpreted as an ominous sign that a recession was likely on the horizon. Amidst all the volatility experienced in the bond market during the reporting period, investors allocated cash into money market funds, with money market funds swelling to $5.26 trillion as of April 27th, 2023. The influx into money market funds represented an important shift in investor sentiment and preference during the reporting period. Cash sorting, or investors migrating from non-interest paying deposits to money market funds, was a key concern for investors worried about bank profitability, specifically net

Nationwide Mutual Funds - April 30, 2023 (Unaudited) - 3
interest margins. Ultimately, Treasury bill yields may rise modestly if the Fed continues to hike rates; however, as economic data continues to moderate, the Fed will need to balance financial stability risk against its mission to assuage inflation.
As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial professional. At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.
Sincerely,
Kevin T. Jestice
President and Chief Executive Officer
Nationwide Funds
The following chart provides returns for various market segments for the six-month reporting period that ended April 30, 2023:
Index
Semiannual Total Return
(as of April 30, 2023)
Bloomberg Emerging Markets USD (United States Dollars)
Aggregate Bond Index 10.28%
Bloomberg Municipal Bond Index 7.65%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index 2.89%
Bloomberg U.S. 10-20 Year Treasury Bond Index 11.85%
Bloomberg U.S. Aggregate Bond Index 6.91%
Bloomberg U.S. Corporate High Yield Index 6.21%
MSCI EAFE
®
Index 24.19%
MSCI Emerging Markets
®
Index 16.36%
MSCI ACWI ex USA Index 20.65%
Russell 1000
®
Growth Index 11.51%
Russell 1000
®
Value Index 4.54%
Russell 2000
®
Index -3.45%
S&P 500
®
Index 8.63%
Source: Morningstar

4 - Fund Overview - April 30, 2023 (Unaudited) - Nationwide Bond Index Fund
Asset Allocation
1
U.S. Treasury Obligations 40.9%
Mortgage-Backed Securities 27.0%
Corporate Bonds 24.7%
Commercial Mortgage-Backed Securities 1.8%
Foreign Government Securities 1.5%
Supranational 1.2%
U.S. Government Agency Securities 1.1%
Municipal Bonds 0.9%
Repurchase Agreement 0.6%
Asset-Backed Securities 0.1%
Other assets in excess of liabilities 0.2%
100.0%
Top Industries
2
Banks 4.9%
Oil, Gas & Consumable Fuels 1.6%
Electric Utilities 1.5%
Capital Markets 1.5%
Health Care Providers & Services 1.2%
Semiconductors & Semiconductor Equipment 0.8%
Media 0.7%
Pharmaceuticals 0.7%
Consumer Finance 0.7%
Insurance 0.6%
Other Industries
#
85.8%
100.0%
Top Holdings
2
U.S. Treasury Notes, 3.88%, 1/15/2026 0.8%
U.S. Treasury Notes, 4.25%, 12/31/2024 0.8%
FNMA UMBS, 2.00%, 4/1/2036 0.6%
U.S. Treasury Notes, 2.25%, 11/15/2025 0.5%
GNMA, 2.00%, 4/20/2051 0.5%
U.S. Treasury Notes, 3.50%, 1/31/2028 0.5%
FHLMC UMBS, 2.00%, 4/1/2051 0.5%
U.S. Treasury Notes, 0.38%, 11/30/2025 0.4%
GNMA, 4.00%, 5/15/2053 0.4%
U.S. Treasury Notes, 2.13%, 11/30/2024 0.4%
Other Holdings
#
94.6%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

Nationwide International Index Fund - April 30, 2023 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Common Stocks 98.7%
Repurchase Agreement 1.2%
Futures Contracts
†
(0.0)%
Other assets in excess of liabilities 0.1%
100.0%
Top Industries
2
Pharmaceuticals 9.4%
Banks 9.2%
Insurance 5.4%
Oil, Gas & Consumable Fuels 4.4%
Textiles, Apparel & Luxury Goods 3.5%
Food Products 3.4%
Metals & Mining 3.2%
Automobiles 2.9%
Machinery 2.9%
Semiconductors & Semiconductor Equipment 2.9%
Other Industries
#
52.8%
100.0%
Top Holdings
2
Nestle SA (Registered) 2.2%
Novo Nordisk A/S Class B 1.7%
LVMH Moet Hennessy Louis Vuitton SE 1.7%
ASML Holding NV 1.6%
AstraZeneca plc 1.4%
Novartis AG (Registered) 1.4%
Roche Holding AG 1.4%
Shell plc 1.4%
TotalEnergies SE 1.0%
Toyota Motor Corp. 0.9%
Other Holdings
#
85.3%
100.0%
Top Countries
2
Japan 20.9%
United Kingdom 11.6%
France 10.8%
Germany 8.5%
Australia 7.6%
United States 7.3%
Switzerland 6.2%
Netherlands 5.2%
Sweden 3.1%
Denmark 3.1%
Other Countries
#
15.7%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

6 - Fund Overview - April 30, 2023 (Unaudited) - Nationwide Mid Cap Market Index Fund
Asset Allocation
1
Common Stocks 99.5%
Repurchase Agreement 0.7%
Futures Contracts
†
0.0%
Liabilities in excess of other assets (0.2)%
100.0%
Top Industries
2
Banks 6.0%
Machinery 4.7%
Insurance 4.0%
Health Care Equipment & Supplies 3.9%
Hotels, Restaurants & Leisure 3.5%
Building Products 3.5%
Professional Services 3.5%
Electronic Equipment, Instruments & Components 3.3%
Specialty Retail 3.1%
Oil, Gas & Consumable Fuels 3.0%
Other Industries
#
61.5%
100.0%
Top Holdings
2
Reliance Steel & Aluminum Co. 0.7%
Hubbell, Inc. 0.7%
Axon Enterprise, Inc. 0.7%
Builders FirstSource, Inc. 0.7%
Graco, Inc. 0.6%
Deckers Outdoor Corp. 0.6%
AECOM 0.5%
Watsco, Inc. 0.5%
Life Storage, Inc. 0.5%
Carlisle Cos., Inc. 0.5%
Other Holdings
#
94.0%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

Nationwide NYSE Arca Tech 100 Index Fund - April 30, 2023 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Common Stocks 98.8%
Repurchase Agreement 0.5%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 0.7%
100.0%
Top Industries
2
Semiconductors & Semiconductor Equipment 26.4%
Software 18.1%
Aerospace & Defense 8.4%
Life Sciences Tools & Services 8.0%
Communications Equipment 5.6%
Biotechnology 4.6%
Financial Services 4.3%
IT Services 3.9%
Interactive Media & Services 3.0%
Technology Hardware, Storage & Peripherals 2.6%
Other Industries
#
15.1%
100.0%
Top Holdings
2
ASML Holding NV (Registered), NYRS 4.5%
Broadcom, Inc. 4.4%
Thermo Fisher Scientific, Inc. 3.9%
Lam Research Corp. 3.7%
Lockheed Martin Corp. 3.3%
Intuit, Inc. 3.1%
KLA Corp. 2.7%
Mastercard, Inc., Class A 2.7%
Adobe, Inc. 2.7%
Synopsys, Inc. 2.6%
Other Holdings
#
66.4%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

8 - Fund Overview - April 30, 2023 (Unaudited) - Nationwide S&P 500 Index Fund
Asset Allocation
1
Common Stocks 99.7%
Repurchase Agreement 0.1%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 0.2%
100.0%
Top Industries
2
Software 9.6%
Technology Hardware, Storage & Peripherals 7.5%
Semiconductors & Semiconductor Equipment 6.1%
Interactive Media & Services 5.0%
Financial Services 4.4%
Oil, Gas & Consumable Fuels 4.3%
Pharmaceuticals 4.3%
Banks 3.2%
Health Care Providers & Services 3.1%
Health Care Equipment & Supplies 3.0%
Other Industries
#
49.5%
100.0%
Top Holdings
2
Apple, Inc. 7.2%
Microsoft Corp. 6.6%
Amazon.com, Inc. 2.7%
NVIDIA Corp. 2.0%
Alphabet, Inc., Class A 1.8%
Berkshire Hathaway, Inc., Class B 1.7%
Alphabet, Inc., Class C 1.6%
Meta Platforms, Inc., Class A 1.5%
Exxon Mobil Corp. 1.4%
UnitedHealth Group, Inc. 1.3%
Other Holdings
#
72.2%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

Nationwide Small Cap Index Fund - April 30, 2023 (Unaudited) - Fund Overview - 9
Asset Allocation
1
Common Stocks 99.3%
Repurchase Agreement 2.2%
Rights
†
0.0%
Futures Contracts
†
0.0%
Liabilities in excess of other assets (1.5)%
100.0%
Top Industries
2
Banks 7.9%
Biotechnology 7.2%
Software 4.8%
Oil, Gas & Consumable Fuels 4.3%
Health Care Equipment & Supplies 4.1%
Machinery 3.8%
Hotels, Restaurants & Leisure 2.8%
Specialty Retail 2.6%
Health Care Providers & Services 2.5%
Semiconductors & Semiconductor Equipment 2.5%
Other Industries
#
57.5%
100.0%
Top Holdings
2
Shockwave Medical, Inc. 0.4%
EMCOR Group, Inc. 0.4%
Iridium Communications, Inc. 0.3%
Saia, Inc. 0.3%
Apellis Pharmaceuticals, Inc. 0.3%
Inspire Medical Systems, Inc. 0.3%
Crocs, Inc. 0.3%
Texas Roadhouse, Inc. 0.3%
Kinsale Capital Group, Inc. 0.3%
Prometheus Biosciences, Inc. 0.3%
Other Holdings
#
96.8%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2023.
2
Percentages indicated are based upon total investments as of April 30, 2023.

Index Funds - April 30, 2023 (Unaudited) - Shareholder Expense Example - 11
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2022) and continued to hold your shares at the end of the reporting period (April 30, 2023).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2022 through April 30, 2023. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses
Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2022 through April 30, 2023. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 11/1/22
Ending Account
Value($) 4/30/23
Expenses Paid
During Period ($)
11/1/22 - 4/30/23
Expense Ratio
During Period (%)
11/1/22 - 4/30/23
Nationwide Bond Index Fund
Class A Shares
Actual
(a)
1,000.00 1,065.60 3.28 0.64
Hypothetical
(a)(b)
1,000.00 1,021.62 3.21 0.64
Class C Shares
Actual
(a)
1,000.00 1,061.20 6.49 1.27
Hypothetical
(a)(b)
1,000.00 1,018.50 6.36 1.27
Class R6 Shares
Actual
(a)
1,000.00 1,067.90 1.13 0.22
Hypothetical
(a)(b)
1,000.00 1,023.70 1.10 0.22
Institutional Service Class Shares
Actual
(a)
1,000.00 1,065.50 2.41 0.47
Hypothetical
(a)(b)
1,000.00 1,022.46 2.36 0.47

12 - Shareholder Expense Example - April 30, 2023 (Unaudited) - Index Funds
Beginning Account
Value($) 11/1/22
Ending Account
Value($) 4/30/23
Expenses Paid
During Period ($)
11/1/22 - 4/30/23
Expense Ratio
During Period (%)
11/1/22 - 4/30/23
Nationwide International Index Fund
Class A Shares
Actual
(a)
1,000.00 1,242.00 3.84 0.69
Hypothetical
(a)(b)
1,000.00 1,021.37 3.46 0.69
Class C Shares
Actual
(a)
1,000.00 1,237.60 8.54 1.54
Hypothetical
(a)(b)
1,000.00 1,017.16 7.70 1.54
Class R Shares
Actual
(a)
1,000.00 1,240.70 5.78 1.04
Hypothetical
(a)(b)
1,000.00 1,019.64 5.21 1.04
Class R6 Shares
Actual
(a)
1,000.00 1,243.60 1.61 0.29
Hypothetical
(a)(b)
1,000.00 1,023.36 1.45 0.29
Institutional Service Class Shares
Actual
(a)
1,000.00 1,244.30 3.00 0.54
Hypothetical
(a)(b)
1,000.00 1,022.12 2.71 0.54
Nationwide Mid Cap Market Index Fund
Class A Shares
Actual
(a)
1,000.00 1,029.40 3.42 0.68
Hypothetical
(a)(b)
1,000.00 1,021.42 3.41 0.68
Class C Shares
Actual
(a)
1,000.00 1,025.60 6.93 1.38
Hypothetical
(a)(b)
1,000.00 1,017.95 6.90 1.38
Class R Shares
Actual
(a)
1,000.00 1,027.00 5.03 1.00
Hypothetical
(a)(b)
1,000.00 1,019.84 5.01 1.00
Class R6 Shares
Actual
(a)
1,000.00 1,031.50 1.31 0.26
Hypothetical
(a)(b)
1,000.00 1,023.51 1.30 0.26
Institutional Service Class Shares
Actual
(a)
1,000.00 1,029.60 2.47 0.49
Hypothetical
(a)(b)
1,000.00 1,022.36 2.46 0.49
Nationwide NYSE Arca Tech 100 Index Fund
Class A Shares
Actual
(a)
1,000.00 1,105.60 3.45 0.66
Hypothetical
(a)(b)
1,000.00 1,021.52 3.31 0.66
Class C Shares
Actual
(a)
1,000.00 1,101.50 7.35 1.41
Hypothetical
(a)(b)
1,000.00 1,017.80 7.05 1.41
Class R6 Shares
Actual
(a)
1,000.00 1,107.50 1.67 0.32
Hypothetical
(a)(b)
1,000.00 1,023.21 1.61 0.32
Institutional Service Class Shares
Actual
(a)
1,000.00 1,107.00 2.25 0.43
Hypothetical
(a)(b)
1,000.00 1,022.66 2.16 0.43

Index Funds - April 30, 2023 (Unaudited) - Shareholder Expense Example - 13
Beginning Account
Value($) 11/1/22
Ending Account
Value($) 4/30/23
Expenses Paid
During Period ($)
11/1/22 - 4/30/23
Expense Ratio
During Period (%)
11/1/22 - 4/30/23
Nationwide S&P 500 Index Fund
Class A Shares
Actual
(a)
1,000.00 1,083.10 3.00 0.58
Hypothetical
(a)(b)
1,000.00 1,021.92 2.91 0.58
Class C Shares
Actual
(a)
1,000.00 1,079.50 6.34 1.23
Hypothetical
(a)(b)
1,000.00 1,018.70 6.16 1.23
Class R Shares
Actual
(a)
1,000.00 1,081.20 4.85 0.94
Hypothetical
(a)(b)
1,000.00 1,020.13 4.71 0.94
Class R6 Shares
Actual
(a)
1,000.00 1,084.80 0.98 0.19
Hypothetical
(a)(b)
1,000.00 1,023.85 0.95 0.19
Institutional Service Class Shares
Actual
(a)
1,000.00 1,084.30 2.27 0.44
Hypothetical
(a)(b)
1,000.00 1,022.61 2.21 0.44
Service Class Shares
Actual
(a)
1,000.00 1,082.90 3.05 0.59
Hypothetical
(a)(b)
1,000.00 1,021.87 2.96 0.59
Nationwide Small Cap Index Fund
Class A Shares
Actual
(a)
1,000.00 963.60 3.31 0.68
Hypothetical
(a)(b)
1,000.00 1,021.42 3.41 0.68
Class C Shares
Actual
(a)
1,000.00 959.60 6.61 1.36
Hypothetical
(a)(b)
1,000.00 1,018.05 6.81 1.36
Class R Shares
Actual
(a)
1,000.00 962.50 4.91 1.01
Hypothetical
(a)(b)
1,000.00 1,019.79 5.06 1.01
Class R6 Shares
Actual
(a)
1,000.00 966.00 1.27 0.26
Hypothetical
(a)(b)
1,000.00 1,023.51 1.30 0.26
Institutional Service Class Shares
Actual
(a)
1,000.00 964.90 2.39 0.49
Hypothetical
(a)(b)
1,000.00 1,022.36 2.46 0.49
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2022 through April 30, 2023 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

14 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Bond Index Fund
Asset-Backed Securities 0 .1%
Principal
Amount ($) Value ($)
Airlines 0 .1%
United Airlines Pass-Through
Trust, Series 2013-1, Class
A, 4.30%, 8/15/2025 144,545 138,634
Automobiles 0 .0%
†
World Omni Select Auto Trust,
Series 2020-A, Class A3,
0.55%, 7/15/2025 49,122 49,009
Credit Card 0 .0%
†
BA Credit Card Trust, Series
2021-A1, Class A1, 0.44%,
9/15/2026 50,000 47,793
Total Asset-Backed Securities
(cost $242,794)
235,436
Commercial Mortgage-Backed Securities 1 .8%
BBCMS Mortgage Trust,
Series 2017-C1, Class A4,
3.67%, 2/15/2050 450,000 425,439
Citigroup Commercial
Mortgage Trust
Series 2013-GC17, Class
A4, 4.13%, 11/10/2046 650,000 642,815
Series 2014-GC25, Class
A4, 3.64%, 10/10/2047 500,000 483,454
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K066, Class A2,
3.12%, 6/25/2027 250,000 240,222
Series K739, Class A2,
1.34%, 9/25/2027 620,000 554,000
Series K-1510, Class A3,
3.79%, 1/25/2034 200,000 192,555
FNMA ACES REMICS, Series
2020-M5, Class A2, 2.21%,
1/25/2030 1,067,217 945,015
JPMCC Commercial Mortgage
Securities Trust, Series
2017-JP7, Class A5, 3.45%,
9/15/2050 750,000 699,047
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class
A4, 3.59%, 3/15/2049 450,000 427,924
Series 2019-H6, Class A4,
3.42%, 6/15/2052 150,000 136,917
Total Commercial Mortgage-Backed
Securities
(cost $5,228,920) 4,747,388
Corporate Bonds 24 .7%
Aerospace & Defense 0 .5%
Boeing Co. (The) ,
3.10%, 5/1/2026 200,000 189,594
3.20%, 3/1/2029 100,000 91,575
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
Boeing Co. (The),
5.15%, 5/1/2030 50,000 50,385
5.71%, 5/1/2040 200,000 200,733
5.81%, 5/1/2050 25,000 24,866
General Dynamics Corp. ,
4.25%, 4/1/2040 50,000 46,681
L3Harris Technologies, Inc. ,
4.85%, 4/27/2035 55,000 54,031
Leidos, Inc. ,
2.30%, 2/15/2031 50,000 40,572
Lockheed Martin Corp. ,
4.09%, 9/15/2052 100,000 90,098
4.15%, 6/15/2053 10,000 9,041
4.30%, 6/15/2062 10,000 9,035
Northrop Grumman Corp. ,
4.75%, 6/1/2043 100,000 95,502
Raytheon Technologies Corp. ,
4.13%, 11/16/2028 200,000 197,298
4.50%, 6/1/2042 100,000 94,409
3.75%, 11/1/2046 50,000 41,276
3.03%, 3/15/2052 50,000 35,868
1,270,964
Air Freight & Logistics 0 .2%
FedEx Corp. ,
4.25%, 5/15/2030 100,000 97,608
4.55%, 4/1/2046 100,000 87,417
United Parcel Service, Inc. ,
2.20%, 9/1/2024 250,000 241,980
6.20%, 1/15/2038 40,000 45,965
5.30%, 4/1/2050 50,000 53,705
526,675
Automobile Components 0 .1%
Aptiv plc ,
5.40%, 3/15/2049 50,000 44,773
BorgWarner, Inc. ,
3.38%, 3/15/2025 70,000 68,131
2.65%, 7/1/2027 25,000 23,183
Lear Corp. ,
3.80%, 9/15/2027 123,000 117,739
253,826
Automobiles 0 .1%
General Motors Co. ,
6.25%, 10/2/2043 150,000 145,338
Honda Motor Co. Ltd. ,
2.97%, 3/10/2032 20,000 18,073
Mercedes-Benz Finance North
America LLC ,
8.50%, 1/18/2031 50,000 63,688
227,099
Banks 4 .9%
Banco Santander SA ,
2.71%, 6/27/2024 200,000 193,425
4.25%, 4/11/2027 200,000 192,210
Bank of America Corp. ,
4.25%, 10/22/2026 145,000 141,120

Nationwide Bond Index Fund - April 30, 2023 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(SOFR + 1.05%), 2.55%,
2/4/2028(a) 200,000 182,515
(ICE LIBOR USD 3
Month + 1.04%), 3.42%,
12/20/2028(a) 241,000 223,717
(ICE LIBOR USD 3 Month +
1.07%), 3.97%, 3/5/2029(a) 50,000 47,425
(SOFR + 2.15%), 2.59%,
4/29/2031(a) 100,000 84,710
(SOFR + 1.32%), 2.69%,
4/22/2032(a) 200,000 167,125
(SOFR + 1.33%), 2.97%,
2/4/2033(a) 95,000 80,198
(SOFR + 1.83%), 4.57%,
4/27/2033(a) 40,000 38,153
(SOFR + 2.16%), 5.02%,
7/22/2033(a) 45,000 44,369
(ICE LIBOR USD 3
Month + 1.81%), 4.24%,
4/24/2038(a) 95,000 85,119
(SOFR + 1.93%), 2.68%,
6/19/2041(a) 170,000 120,609
5.88%, 2/7/2042 25,000 26,931
(ICE LIBOR USD 3
Month + 1.99%), 4.44%,
1/20/2048(a) 100,000 88,671
(ICE LIBOR USD 3
Month + 3.15%), 4.08%,
3/20/2051(a) 70,000 58,713
(SOFR + 1.56%), 2.97%,
7/21/2052(a) 30,000 20,471
Bank of Montreal ,
5.20%, 2/1/2028 50,000 50,825
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(a) 25,000 20,098
Bank of Nova Scotia (The) ,
2.70%, 8/3/2026 250,000 233,989
Barclays plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.30%),
7.39%, 11/2/2028(a) 200,000 212,975
(ICE LIBOR USD 3
Month + 1.90%), 4.97%,
5/16/2029(a) 250,000 241,681
BNP Paribas SA ,
4.25%, 10/15/2024 250,000 245,150
Canadian Imperial Bank of
Commerce ,
3.60%, 4/7/2032 30,000 27,665
Citigroup, Inc. ,
3.75%, 6/16/2024 300,000 295,685
3.70%, 1/12/2026 250,000 243,489
3.40%, 5/1/2026 200,000 192,688
(SOFR + 1.28%), 3.07%,
2/24/2028(a) 10,000 9,349
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
(CME Term SOFR 3
Month + 1.41%), 3.52%,
10/27/2028(a) 100,000 93,872
(CME Term SOFR 3
Month + 1.60%), 3.98%,
3/20/2030(a) 100,000 93,818
(SOFR + 1.17%), 2.56%,
5/1/2032(a) 80,000 66,413
6.63%, 6/15/2032 142,000 153,391
8.13%, 7/15/2039 40,000 51,698
4.65%, 7/23/2048 100,000 92,239
Citizens Financial Group, Inc. ,
2.85%, 7/27/2026 90,000 79,334
Comerica, Inc. ,
4.00%, 2/1/2029 15,000 12,828
Cooperatieve Rabobank UA ,
3.75%, 7/21/2026 250,000 235,304
Fifth Third Bancorp ,
3.95%, 3/14/2028 70,000 65,331
(SOFR + 1.66%), 4.34%,
4/25/2033(a) 20,000 18,046
HSBC Holdings plc ,
(SOFR + 1.51%), 4.18%,
12/9/2025(a) 200,000 195,339
(SOFR + 1.54%), 1.64%,
4/18/2026(a) 200,000 185,000
(SOFR + 3.35%), 7.39%,
11/3/2028(a) 200,000 215,290
(ICE LIBOR USD 3
Month + 1.53%), 4.58%,
6/19/2029(a) 200,000 192,071
4.95%, 3/31/2030 200,000 197,320
6.50%, 9/15/2037 100,000 101,651
ING Groep NV ,
(SOFR + 1.83%), 4.02%,
3/28/2028(a) 200,000 191,018
JPMorgan Chase & Co. ,
3.13%, 1/23/2025(b) 250,000 243,208
(SOFR + 0.49%), 0.77%,
8/9/2025(a) 100,000 94,017
(SOFR + 1.16%), 2.30%,
10/15/2025(a) 250,000 238,788
3.30%, 4/1/2026 250,000 242,102
(SOFR + 1.32%), 4.08%,
4/26/2026(a) 100,000 98,266
(SOFR + 1.56%), 4.32%,
4/26/2028(a) 190,000 186,420
(SOFR + 1.99%), 4.85%,
7/25/2028(a) 150,000 150,408
(ICE LIBOR USD 3
Month + 1.33%), 4.45%,
12/5/2029(a) 25,000 24,336
(SOFR + 1.51%), 2.74%,
10/15/2030(a) 100,000 87,721
(SOFR + 2.04%), 2.52%,
4/22/2031(a) 125,000 106,919

16 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(CME Term SOFR 3
Month + 1.25%), 2.58%,
4/22/2032(a) 100,000 83,998
(SOFR + 1.26%), 2.96%,
1/25/2033(a) 35,000 29,931
(SOFR + 2.08%), 4.91%,
7/25/2033(a) 50,000 49,723
(SOFR + 2.58%), 5.72%,
9/14/2033(a) 50,000 51,617
6.40%, 5/15/2038 120,000 135,749
(ICE LIBOR USD 3
Month + 1.38%), 3.96%,
11/15/2048(a) 145,000 120,767
(SOFR + 2.44%), 3.11%,
4/22/2051(a) 60,000 42,658
KeyBank NA ,
5.85%, 11/15/2027 250,000 249,661
Korea Development Bank
(The) ,
4.38%, 2/15/2028 200,000 201,053
Kreditanstalt fuer
Wiederaufbau ,
0.63%, 1/22/2026 100,000 91,721
3.75%, 2/15/2028 100,000 100,520
2.88%, 4/3/2028 200,000 193,192
1.75%, 9/14/2029 100,000 89,906
Lloyds Banking Group plc ,
4.50%, 11/4/2024 250,000 244,247
(ICE LIBOR USD 3
Month + 1.21%), 3.57%,
11/7/2028(a) 200,000 185,509
Manufacturers & Traders Trust
Co. ,
4.65%, 1/27/2026 250,000 242,139
Mitsubishi UFJ Financial
Group, Inc. ,
3.75%, 7/18/2039 200,000 173,147
Mizuho Financial Group, Inc. ,
3.17%, 9/11/2027(b) 250,000 233,412
National Australia Bank Ltd. ,
3.38%, 1/14/2026 250,000 243,121
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.64%, 6/14/2027(a) 200,000 177,852
Oesterreichische Kontrollbank
AG ,
4.13%, 1/20/2026 70,000 70,306
PNC Financial Services
Group, Inc. (The) ,
2.55%, 1/22/2030 100,000 85,688
(SOFR + 1.93%), 5.07%,
1/24/2034(a) 40,000 39,378
Royal Bank of Canada ,
2.05%, 1/21/2027 100,000 91,432
5.00%, 2/1/2033 70,000 70,476
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Santander Holdings USA, Inc. ,
4.40%, 7/13/2027 100,000 95,270
Santander UK Group Holdings
plc ,
(SOFR + 2.75%), 6.83%,
11/21/2026(a) 200,000 203,551
Sumitomo Mitsui Financial
Group, Inc. ,
3.20%, 9/17/2029 250,000 222,574
Toronto-Dominion Bank (The) ,
2.65%, 6/12/2024 200,000 194,378
1.25%, 12/13/2024 100,000 94,287
4.46%, 6/8/2032 60,000 57,882
Truist Financial Corp. ,
(SOFR + 1.46%), 4.26%,
7/28/2026(a) 10,000 9,682
(SOFR + 0.61%), 1.27%,
3/2/2027(a) 50,000 44,315
(SOFR + 2.24%), 4.92%,
7/28/2033(a) 10,000 9,363
(SOFR + 2.30%), 6.12%,
10/28/2033(a)(b) 40,000 41,598
(SOFR + 1.85%), 5.12%,
1/26/2034(a) 40,000 38,784
US Bancorp ,
2.40%, 7/30/2024 250,000 241,384
Series X, 3.15%, 4/27/2027 250,000 235,295
(SOFR + 2.11%), 4.97%,
7/22/2033(a) 25,000 23,392
Wells Fargo & Co. ,
(SOFR + 1.56%), 4.54%,
8/15/2026(a) 40,000 39,402
(SOFR + 1.26%), 2.57%,
2/11/2031(a) 250,000 213,512
(SOFR + 1.50%), 3.35%,
3/2/2033(a) 50,000 43,643
(SOFR + 2.10%), 4.90%,
7/25/2033(a) 90,000 88,076
5.61%, 1/15/2044 240,000 235,979
(SOFR + 4.50%), 5.01%,
4/4/2051(a) 60,000 56,777
Westpac Banking Corp. ,
5.46%, 11/18/2027 130,000 134,972
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.75%),
2.67%, 11/15/2035(a) 30,000 23,540
3.13%, 11/18/2041 65,000 45,188
12,971,270
Beverages 0 .5%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 230,000 227,919
Anheuser-Busch InBev
Worldwide, Inc. ,
4.75%, 1/23/2029 100,000 102,265
5.45%, 1/23/2039 80,000 85,017
5.55%, 1/23/2049 100,000 108,039
Brown-Forman Corp. ,
4.75%, 4/15/2033 20,000 20,422

Nationwide Bond Index Fund - April 30, 2023 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Coca-Cola Co. (The) ,
2.90%, 5/25/2027 100,000 95,800
2.60%, 6/1/2050 100,000 71,905
Constellation Brands, Inc. ,
5.25%, 11/15/2048 50,000 48,580
Diageo Capital plc ,
2.38%, 10/24/2029 200,000 177,647
Keurig Dr Pepper, Inc. ,
4.42%, 12/15/2046 20,000 17,507
4.50%, 4/15/2052 30,000 26,790
Molson Coors Beverage Co. ,
4.20%, 7/15/2046 50,000 42,105
PepsiCo, Inc. ,
2.25%, 3/19/2025 100,000 96,415
3.45%, 10/6/2046 75,000 64,055
2.75%, 10/21/2051 50,000 36,752
1,221,218
Biotechnology 0 .4%
AbbVie, Inc. ,
4.30%, 5/14/2036 100,000 94,695
4.70%, 5/14/2045 50,000 46,906
4.25%, 11/21/2049 175,000 153,399
Amgen, Inc. ,
5.25%, 3/2/2033 80,000 82,312
2.80%, 8/15/2041 80,000 58,297
5.60%, 3/2/2043 60,000 61,740
4.66%, 6/15/2051 170,000 154,628
5.75%, 3/2/2063 60,000 62,145
Biogen, Inc. ,
4.05%, 9/15/2025 95,000 93,148
3.15%, 5/1/2050 30,000 20,854
Gilead Sciences, Inc. ,
4.75%, 3/1/2046 150,000 143,262
971,386
Broadline Retail 0 .2%
Alibaba Group Holding Ltd. ,
2.13%, 2/9/2031 200,000 166,041
Amazon.com, Inc. ,
3.60%, 4/13/2032 25,000 23,770
4.70%, 12/1/2032 25,000 25,711
2.50%, 6/3/2050 50,000 33,762
3.95%, 4/13/2052 25,000 22,012
4.25%, 8/22/2057 150,000 136,226
4.10%, 4/13/2062 25,000 21,738
eBay, Inc. ,
4.00%, 7/15/2042 50,000 40,902
470,162
Building Products 0 .1%
Carrier Global Corp. ,
2.49%, 2/15/2027 23,000 21,299
2.72%, 2/15/2030 100,000 87,558
Fortune Brands Innovations,
Inc. ,
3.25%, 9/15/2029 50,000 44,814
Johnson Controls International
plc ,
4.90%, 12/1/2032 100,000 102,065
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products
Masco Corp. ,
3.13%, 2/15/2051 30,000 19,583
Owens Corning ,
4.30%, 7/15/2047 10,000 8,233
Trane Technologies Global
Holding Co. Ltd. ,
5.75%, 6/15/2043 20,000 20,890
304,442
Capital Markets 1 .5%
Ares Capital Corp. ,
3.88%, 1/15/2026 60,000 55,926
Bank of New York Mellon
Corp. (The) ,
2.05%, 1/26/2027 100,000 91,002
Series J, 1.90%, 1/25/2029 100,000 86,164
(United States SOFR
Compounded Index
+ 2.07%), 5.83%,
10/25/2033(a) 20,000 21,402
Blackstone Private Credit
Fund ,
4.00%, 1/15/2029 50,000 42,193
Brookfield Finance I UK plc ,
2.34%, 1/30/2032(b) 100,000 81,514
Brookfield Finance, Inc. ,
4.85%, 3/29/2029 60,000 59,019
Charles Schwab Corp. (The) ,
0.90%, 3/11/2026 100,000 88,545
1.95%, 12/1/2031 50,000 39,129
CME Group, Inc. ,
5.30%, 9/15/2043 50,000 52,913
Credit Suisse Group AG ,
3.75%, 3/26/2025 250,000 233,097
Deutsche Bank AG ,
(SOFR + 3.19%), 6.12%,
7/14/2026(a) 200,000 197,487
(SOFR + 1.32%), 2.55%,
1/7/2028(a) 200,000 173,889
Goldman Sachs Group, Inc.
(The) ,
3.50%, 4/1/2025 300,000 291,451
(SOFR + 0.91%), 1.95%,
10/21/2027(a) 200,000 179,098
(SOFR + 1.11%), 2.64%,
2/24/2028(a) 25,000 22,888
(CME Term SOFR 3
Month + 1.43%), 4.41%,
4/23/2039(a) 250,000 225,430
6.25%, 2/1/2041 200,000 220,767
Intercontinental Exchange,
Inc. ,
4.35%, 6/15/2029 20,000 19,725
4.60%, 3/15/2033(b) 20,000 19,879
4.95%, 6/15/2052 20,000 19,874
3.00%, 9/15/2060 50,000 33,157
5.20%, 6/15/2062 20,000 20,369
Jefferies Financial Group, Inc. ,
4.15%, 1/23/2030 50,000 46,378

18 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Moody's Corp. ,
3.75%, 2/25/2052 40,000 32,013
Morgan Stanley ,
4.35%, 9/8/2026 250,000 244,527
(SOFR + 1.00%), 2.48%,
1/21/2028(a) 130,000 118,708
(ICE LIBOR USD 3
Month + 1.63%), 4.43%,
1/23/2030(a) 50,000 48,308
(SOFR + 1.14%), 2.70%,
1/22/2031(a) 40,000 34,522
7.25%, 4/1/2032 100,000 117,948
(SOFR + 1.29%), 2.94%,
1/21/2033(a) 50,000 42,421
(SOFR + 2.56%), 6.34%,
10/18/2033(a) 80,000 86,980
4.38%, 1/22/2047 250,000 224,271
Nomura Holdings, Inc. ,
2.33%, 1/22/2027 200,000 177,747
Northern Trust Corp. ,
3.65%, 8/3/2028 50,000 48,589
1.95%, 5/1/2030 50,000 42,293
Raymond James Financial,
Inc. ,
4.65%, 4/1/2030 100,000 99,088
S&P Global, Inc. ,
2.70%, 3/1/2029 10,000 9,151
2.90%, 3/1/2032 50,000 44,400
State Street Corp. ,
3.30%, 12/16/2024 155,000 150,667
(SOFR + 1.57%), 4.82%,
1/26/2034(a) 40,000 39,843
3,882,772
Chemicals 0 .3%
Cabot Corp. ,
4.00%, 7/1/2029 30,000 28,139
Celanese US Holdings LLC ,
6.38%, 7/15/2032 50,000 50,706
CF Industries, Inc. ,
5.15%, 3/15/2034 60,000 58,335
Dow Chemical Co. (The) ,
4.25%, 10/1/2034 86,000 80,650
6.90%, 5/15/2053 25,000 28,827
DuPont de Nemours, Inc. ,
5.32%, 11/15/2038 30,000 30,329
Eastman Chemical Co. ,
4.65%, 10/15/2044 50,000 43,035
Ecolab, Inc. ,
2.13%, 2/1/2032 100,000 84,356
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048 20,000 17,322
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 13,000 15,193
LyondellBasell Industries NV ,
4.63%, 2/26/2055 60,000 48,962
Mosaic Co. (The) ,
5.45%, 11/15/2033 50,000 50,397
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Nutrien Ltd. ,
5.00%, 4/1/2049 20,000 18,588
PPG Industries, Inc. ,
2.80%, 8/15/2029 100,000 90,212
Sherwin-Williams Co. (The) ,
4.50%, 6/1/2047 50,000 44,275
Westlake Corp. ,
4.38%, 11/15/2047 40,000 32,049
721,375
Commercial Services & Supplies 0 .0%
†
Republic Services, Inc. ,
1.45%, 2/15/2031 55,000 44,117
3.05%, 3/1/2050 50,000 36,359
Waste Management, Inc. ,
4.15%, 7/15/2049 50,000 45,312
125,788
Communications Equipment 0 .1%
Cisco Systems, Inc. ,
2.50%, 9/20/2026(b) 150,000 142,784
5.90%, 2/15/2039 40,000 45,219
Juniper Networks, Inc. ,
3.75%, 8/15/2029 50,000 47,036
Motorola Solutions, Inc. ,
4.00%, 9/1/2024 16,000 15,754
2.30%, 11/15/2030 35,000 28,694
279,487
Construction & Engineering 0 .0%
†
Quanta Services, Inc. ,
2.90%, 10/1/2030 50,000 43,372
Construction Materials 0 .0%
†
Martin Marietta Materials, Inc. ,
4.25%, 12/15/2047 50,000 42,400
Vulcan Materials Co. ,
3.90%, 4/1/2027(b) 100,000 98,046
140,446
Consumer Finance 0 .7%
AerCap Ireland Capital DAC ,
3.00%, 10/29/2028 200,000 174,124
Ally Financial, Inc. ,
8.00%, 11/1/2031 30,000 31,645
American Express Co. ,
3.63%, 12/5/2024 150,000 146,676
(SOFR + 1.00%), 1.00%,
5/1/2026(a) 100,000 99,963
3.13%, 5/20/2026 300,000 287,663
(SOFR + 1.84%), 1.00%,
5/1/2034(a) 100,000 100,222
American Honda Finance
Corp. ,
1.50%, 1/13/2025 50,000 47,483
2.25%, 1/12/2029 50,000 44,514
Capital One Financial Corp. ,
3.75%, 3/9/2027(b) 250,000 234,209
(SOFR + 2.06%), 4.93%,
5/10/2028(a) 45,000 43,673

Nationwide Bond Index Fund - April 30, 2023 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Discover Financial Services ,
4.50%, 1/30/2026 100,000 96,757
General Motors Financial Co.,
Inc. ,
2.35%, 2/26/2027 50,000 44,972
John Deere Capital Corp. ,
0.70%, 1/15/2026 100,000 91,092
PACCAR Financial Corp. ,
1.80%, 2/6/2025 100,000 95,309
Synchrony Financial ,
4.50%, 7/23/2025 80,000 74,544
Toyota Motor Credit Corp. ,
3.95%, 6/30/2025 45,000 44,515
3.65%, 1/8/2029 100,000 97,518
4.45%, 6/29/2029 50,000 50,776
1,805,655
Consumer Staples Distribution & Retail 0 .3%
Costco Wholesale Corp. ,
2.75%, 5/18/2024 200,000 195,463
Dollar General Corp. ,
4.13%, 4/3/2050 50,000 41,016
Dollar Tree, Inc. ,
2.65%, 12/1/2031 25,000 21,100
3.38%, 12/1/2051 25,000 17,807
Kroger Co. (The) ,
7.50%, 4/1/2031 90,000 104,716
Sysco Corp. ,
6.60%, 4/1/2050 50,000 57,299
Target Corp. ,
2.50%, 4/15/2026(b) 250,000 240,754
3.90%, 11/15/2047 50,000 43,154
Walgreens Boots Alliance,
Inc. ,
3.20%, 4/15/2030 70,000 61,822
Walmart, Inc. ,
1.80%, 9/22/2031(b) 100,000 84,863
2.65%, 9/22/2051 100,000 72,355
940,349
Containers & Packaging 0 .1%
International Paper Co. ,
4.40%, 8/15/2047 25,000 21,674
Sonoco Products Co. ,
1.80%, 2/1/2025 50,000 47,136
2.25%, 2/1/2027 45,000 41,044
2.85%, 2/1/2032 50,000 42,446
WRKCo, Inc. ,
4.20%, 6/1/2032(b) 40,000 37,139
189,439
Diversified Consumer Services 0 .1%
Massachusetts Institute of
Technology ,
Series G, 2.29%, 7/1/2051 100,000 65,999
Northwestern University ,
Series 2017, 3.66%,
12/1/2057 12,000 9,690
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Consumer Services
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 50,000 40,265
University of Notre Dame du
Lac ,
Series 2017, 3.39%,
2/15/2048 30,000 25,270
Yale University ,
Series 2020, 2.40%,
4/15/2050 26,000 17,714
158,938
Diversified REITs 0 .2%
Digital Realty Trust LP ,
4.45%, 7/15/2028 100,000 95,233
GLP Capital LP ,
5.38%, 4/15/2026 200,000 197,969
Simon Property Group LP ,
4.75%, 3/15/2042 60,000 53,636
STORE Capital Corp. ,
2.70%, 12/1/2031 50,000 35,979
VICI Properties LP ,
4.75%, 2/15/2028 10,000 9,644
5.13%, 5/15/2032 10,000 9,543
WP Carey, Inc. ,
3.85%, 7/15/2029 50,000 46,451
448,455
Diversified Telecommunication Services 0 .6%
AT&T, Inc. ,
1.65%, 2/1/2028 100,000 87,715
4.30%, 2/15/2030 50,000 48,525
2.55%, 12/1/2033 207,000 166,649
3.50%, 6/1/2041 100,000 78,789
3.65%, 9/15/2059 398,000 281,613
Bell Telephone Co. of Canada
(The) ,
4.30%, 7/29/2049 50,000 43,205
British Telecommunications
plc ,
9.62%, 12/15/2030(c) 35,000 44,059
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(c) 50,000 61,060
Orange SA ,
5.50%, 2/6/2044 50,000 52,873
Telefonica Emisiones SA ,
7.05%, 6/20/2036 100,000 111,109
Verizon Communications, Inc. ,
4.33%, 9/21/2028 100,000 98,940
2.55%, 3/21/2031 250,000 212,847
4.50%, 8/10/2033(b) 80,000 77,289
3.85%, 11/1/2042 175,000 145,006
2.99%, 10/30/2056 210,000 135,783
1,645,462
Electric Utilities 1 .5%
AEP Transmission Co. LLC ,
3.75%, 12/1/2047 50,000 41,397

20 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
American Electric Power Co.,
Inc. ,
5.63%, 3/1/2033 40,000 41,903
Appalachian Power Co. ,
Series Y, 4.50%, 3/1/2049 90,000 78,010
Arizona Public Service Co. ,
2.20%, 12/15/2031 100,000 80,410
CenterPoint Energy Houston
Electric LLC ,
3.95%, 3/1/2048 100,000 84,818
Cleveland Electric Illuminating
Co. (The) ,
5.50%, 8/15/2024 200,000 201,080
Commonwealth Edison Co. ,
5.30%, 2/1/2053 90,000 93,941
DTE Electric Co. ,
Series A, 3.00%, 3/1/2032 10,000 8,870
3.70%, 3/15/2045 80,000 65,819
Series B, 3.65%, 3/1/2052 10,000 8,066
Duke Energy Corp. ,
3.30%, 6/15/2041 80,000 61,164
4.20%, 6/15/2049 150,000 124,068
Duke Energy Ohio, Inc. ,
3.70%, 6/15/2046 100,000 78,138
Duke Energy Progress LLC ,
5.25%, 3/15/2033 50,000 52,335
Emera US Finance LP ,
3.55%, 6/15/2026 150,000 143,561
Entergy Arkansas LLC ,
3.50%, 4/1/2026 100,000 98,173
4.20%, 4/1/2049 50,000 43,238
Entergy Texas, Inc. ,
5.00%, 9/15/2052 25,000 24,388
Evergy Metro, Inc. ,
Series 2019, 4.13%,
4/1/2049 50,000 41,872
Eversource Energy ,
Series H, 3.15%, 1/15/2025 75,000 72,836
3.45%, 1/15/2050 100,000 76,206
Exelon Corp. ,
4.05%, 4/15/2030 200,000 191,990
5.63%, 6/15/2035 100,000 105,405
Florida Power & Light Co. ,
5.25%, 2/1/2041 45,000 46,390
4.13%, 6/1/2048 90,000 80,224
Fortis, Inc. ,
3.06%, 10/4/2026 100,000 94,394
Georgia Power Co. ,
4.30%, 3/15/2042 50,000 44,354
Iberdrola International BV ,
5.81%, 3/15/2025 82,000 83,703
Kentucky Utilities Co. ,
5.13%, 11/1/2040 50,000 49,457
NextEra Energy Capital
Holdings, Inc. ,
4.20%, 6/20/2024 25,000 24,790
4.45%, 6/20/2025 25,000 24,867
1.88%, 1/15/2027 45,000 40,873
4.63%, 7/15/2027 25,000 25,023
2.75%, 11/1/2029 100,000 89,367
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
NextEra Energy Capital
Holdings, Inc.,
2.44%, 1/15/2032 25,000 20,758
5.05%, 2/28/2033 40,000 40,433
Ohio Power Co. ,
4.15%, 4/1/2048 50,000 43,168
Oklahoma Gas and Electric
Co. ,
5.40%, 1/15/2033 30,000 31,328
Oncor Electric Delivery Co.
LLC ,
5.30%, 6/1/2042 50,000 51,702
4.60%, 6/1/2052 25,000 23,454
Pacific Gas and Electric Co. ,
2.50%, 2/1/2031 250,000 202,583
4.50%, 7/1/2040 100,000 81,262
PacifiCorp ,
6.00%, 1/15/2039 25,000 27,187
Public Service Electric and
Gas Co. ,
3.95%, 5/1/2042 100,000 87,271
Southern California Edison
Co. ,
5.30%, 3/1/2028 50,000 51,350
4.00%, 4/1/2047 100,000 82,648
Series B, 4.88%, 3/1/2049 50,000 46,922
Southern Co. (The) ,
3.25%, 7/1/2026 210,000 201,218
4.40%, 7/1/2046 150,000 131,700
Tampa Electric Co. ,
3.63%, 6/15/2050 40,000 30,667
Union Electric Co. ,
2.63%, 3/15/2051 100,000 66,592
Virginia Electric and Power
Co. ,
2.30%, 11/15/2031 50,000 41,724
4.45%, 2/15/2044 150,000 133,951
Series C, 4.63%, 5/15/2052 50,000 45,827
Wisconsin Power and Light
Co. ,
3.00%, 7/1/2029 100,000 91,628
Xcel Energy, Inc. ,
6.50%, 7/1/2036 123,000 137,090
4,091,593
Electrical Equipment 0 .1%
Eaton Corp. ,
4.00%, 11/2/2032 100,000 96,086
Regal Rexnord Corp. ,
6.30%, 2/15/2030(d) 50,000 50,941
Rockwell Automation, Inc. ,
2.80%, 8/15/2061 5,000 3,300
150,327
Electronic Equipment, Instruments & Components 0 .1%
Amphenol Corp. ,
2.80%, 2/15/2030 100,000 89,554
Corning, Inc. ,
5.35%, 11/15/2048 70,000 69,560

Nationwide Bond Index Fund - April 30, 2023 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Electronic Equipment, Instruments & Components
Flex Ltd. ,
3.75%, 2/1/2026 200,000 192,217
351,331
Energy Equipment & Services 0 .1%
Baker Hughes Holdings LLC ,
2.06%, 12/15/2026 35,000 32,110
4.08%, 12/15/2047 50,000 41,020
Halliburton Co. ,
5.00%, 11/15/2045(b) 90,000 82,588
NOV, Inc. ,
3.95%, 12/1/2042 50,000 37,241
192,959
Entertainment 0 .2%
Activision Blizzard, Inc. ,
2.50%, 9/15/2050 50,000 32,644
Take-Two Interactive
Software, Inc. ,
4.00%, 4/14/2032(b) 10,000 9,412
TWDC Enterprises 18 Corp. ,
3.00%, 7/30/2046(b) 60,000 44,056
Walt Disney Co. (The) ,
2.00%, 9/1/2029 100,000 87,449
2.65%, 1/13/2031 100,000 88,641
3.50%, 5/13/2040 60,000 51,015
2.75%, 9/1/2049 100,000 69,420
Warnermedia Holdings, Inc. ,
3.76%, 3/15/2027(d) 50,000 47,120
4.05%, 3/15/2029(d) 50,000 46,283
4.28%, 3/15/2032(d) 25,000 22,204
5.14%, 3/15/2052(d) 170,000 135,840
634,084
Financial Services 0 .5%
Corebridge Financial, Inc. ,
3.85%, 4/5/2029(d) 100,000 91,177
3.90%, 4/5/2032(d) 25,000 21,996
Equitable Holdings, Inc. ,
7.00%, 4/1/2028 92,000 99,902
Fidelity National Information
Services, Inc. ,
2.25%, 3/1/2031 50,000 40,439
Fiserv, Inc. ,
2.75%, 7/1/2024 200,000 194,346
3.50%, 7/1/2029 50,000 46,572
2.65%, 6/1/2030 80,000 69,728
Global Payments, Inc. ,
4.15%, 8/15/2049 50,000 37,431
Mastercard, Inc. ,
2.00%, 11/18/2031 50,000 42,466
3.95%, 2/26/2048 50,000 45,131
National Rural Utilities
Cooperative Finance Corp. ,
3.40%, 2/7/2028 50,000 47,823
5.80%, 1/15/2033 50,000 53,857
PayPal Holdings, Inc. ,
2.40%, 10/1/2024 35,000 33,874
4.40%, 6/1/2032 100,000 98,143
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Shell International Finance
BV ,
6.38%, 12/15/2038 150,000 174,657
4.38%, 5/11/2045 50,000 46,487
Visa, Inc. ,
4.30%, 12/14/2045 100,000 97,058
Voya Financial, Inc. ,
3.65%, 6/15/2026 100,000 95,988
1,337,075
Food Products 0 .4%
Archer-Daniels-Midland Co. ,
2.50%, 8/11/2026 100,000 94,917
2.90%, 3/1/2032 25,000 22,286
Campbell Soup Co. ,
4.15%, 3/15/2028 50,000 49,232
4.80%, 3/15/2048 10,000 9,345
Conagra Brands, Inc. ,
5.40%, 11/1/2048 50,000 48,686
General Mills, Inc. ,
2.88%, 4/15/2030(b) 100,000 90,928
Hershey Co. (The) ,
3.13%, 11/15/2049 50,000 37,962
J M Smucker Co. (The) ,
4.25%, 3/15/2035 40,000 37,743
JBS USA LUX SA ,
3.00%, 5/15/2032(d) 30,000 23,549
5.75%, 4/1/2033(d) 50,000 47,907
6.50%, 12/1/2052(d) 15,000 14,212
Kellogg Co. ,
3.25%, 4/1/2026(b) 40,000 38,580
Kraft Heinz Foods Co. ,
4.88%, 10/1/2049 120,000 111,307
Mead Johnson Nutrition Co. ,
4.13%, 11/15/2025 110,000 108,263
Mondelez International, Inc. ,
2.63%, 9/4/2050 50,000 33,408
Tyson Foods, Inc. ,
5.10%, 9/28/2048 50,000 47,394
Unilever Capital Corp. ,
2.13%, 9/6/2029 100,000 88,299
5.90%, 11/15/2032 50,000 56,375
960,393
Gas Utilities 0 .1%
Atmos Energy Corp. ,
4.13%, 10/15/2044 50,000 43,735
ONE Gas, Inc. ,
2.00%, 5/15/2030 100,000 84,990
Piedmont Natural Gas Co.,
Inc. ,
3.50%, 6/1/2029 50,000 46,757
Southern California Gas Co. ,
6.35%, 11/15/2052 40,000 46,604
Southwest Gas Corp. ,
3.18%, 8/15/2051 25,000 16,676
Washington Gas Light Co. ,
3.65%, 9/15/2049 10,000 7,673
246,435

22 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation 0 .4%
Burlington Northern Santa Fe
LLC ,
5.05%, 3/1/2041 100,000 100,242
4.90%, 4/1/2044 70,000 68,995
2.88%, 6/15/2052 25,000 17,561
Canadian National Railway
Co. ,
6.90%, 7/15/2028 118,000 132,042
6.20%, 6/1/2036 30,000 34,090
Canadian Pacific Railway Co. ,
2.45%, 12/2/2031 50,000 44,610
3.10%, 12/2/2051 35,000 25,080
4.20%, 11/15/2069 25,000 19,894
6.13%, 9/15/2115 10,000 10,641
CSX Corp. ,
5.50%, 4/15/2041 50,000 51,433
3.95%, 5/1/2050 100,000 83,280
Norfolk Southern Corp. ,
2.55%, 11/1/2029 50,000 44,489
2.30%, 5/15/2031 100,000 84,724
4.45%, 6/15/2045 50,000 44,468
Ryder System, Inc. ,
2.90%, 12/1/2026 90,000 83,896
Union Pacific Corp. ,
3.60%, 9/15/2037 100,000 88,292
3.25%, 2/5/2050 80,000 61,069
3.84%, 3/20/2060 65,000 52,881
1,047,687
Health Care Equipment & Supplies 0 .2%
Abbott Laboratories ,
3.88%, 9/15/2025 45,000 44,631
4.90%, 11/30/2046 100,000 102,872
Baxter International, Inc. ,
2.60%, 8/15/2026 100,000 93,516
1.92%, 2/1/2027 70,000 62,904
2.27%, 12/1/2028 50,000 43,663
Becton Dickinson & Co. ,
4.69%, 12/15/2044 44,000 41,152
Boston Scientific Corp. ,
4.70%, 3/1/2049 34,000 32,291
DH Europe Finance II Sarl ,
2.60%, 11/15/2029 45,000 40,615
GE HealthCare Technologies,
Inc. ,
5.91%, 11/22/2032(d) 100,000 107,040
Koninklijke Philips NV ,
5.00%, 3/15/2042 20,000 19,016
Medtronic, Inc. ,
4.63%, 3/15/2045 50,000 50,539
Stryker Corp. ,
2.90%, 6/15/2050 50,000 35,489
673,728
Health Care Providers & Services 1 .2%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 21,000 19,077
Aetna, Inc. ,
3.88%, 8/15/2047 50,000 39,530
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
AmerisourceBergen Corp. ,
4.25%, 3/1/2045 50,000 42,062
Ascension Health ,
Series B, 3.11%, 11/15/2039 100,000 80,420
Baylor Scott & White Holdings ,
Series 2021, 2.84%,
11/15/2050 100,000 69,596
Cardinal Health, Inc. ,
4.37%, 6/15/2047 50,000 41,875
Centene Corp. ,
3.00%, 10/15/2030 80,000 68,179
2.50%, 3/1/2031 40,000 32,596
Children's Health System of
Texas ,
2.51%, 8/15/2050 100,000 64,216
Cigna Group (The) ,
4.13%, 11/15/2025 200,000 197,445
3.40%, 3/15/2050(b) 125,000 91,951
CommonSpirit Health ,
2.78%, 10/1/2030 62,000 53,286
4.19%, 10/1/2049 25,000 20,564
CVS Health Corp. ,
4.30%, 3/25/2028(b) 59,000 58,278
3.75%, 4/1/2030 100,000 93,664
2.13%, 9/15/2031(b) 90,000 73,836
4.78%, 3/25/2038 40,000 38,196
5.05%, 3/25/2048 150,000 140,029
Elevance Health, Inc. ,
4.75%, 2/15/2033 60,000 60,349
4.65%, 8/15/2044 150,000 138,381
HCA, Inc. ,
4.50%, 2/15/2027 250,000 245,466
5.50%, 6/15/2047 20,000 18,813
4.63%, 3/15/2052(d) 70,000 58,062
Humana, Inc. ,
3.95%, 8/15/2049 50,000 41,164
Kaiser Foundation Hospitals ,
4.15%, 5/1/2047 50,000 45,293
Series 2021, 3.00%,
6/1/2051 100,000 71,129
Laboratory Corp. of America
Holdings ,
2.95%, 12/1/2029 50,000 45,309
McKesson Corp. ,
1.30%, 8/15/2026 100,000 89,796
3.95%, 2/16/2028 100,000 97,472
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 29,000 20,765
Northwell Healthcare, Inc. ,
4.26%, 11/1/2047 20,000 16,739
NYU Langone Hospitals ,
4.78%, 7/1/2044 100,000 94,510
Piedmont Healthcare, Inc. ,
Series 2032, 2.04%,
1/1/2032 100,000 79,710
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 15,000 11,923

Nationwide Bond Index Fund - April 30, 2023 (Unaudited) - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Quest Diagnostics, Inc. ,
4.20%, 6/30/2029 50,000 49,126
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 12,000 10,022
Sutter Health ,
Series 2018, 4.09%,
8/15/2048 36,000 29,983
UnitedHealth Group, Inc. ,
3.38%, 4/15/2027(b) 250,000 243,006
3.88%, 12/15/2028 200,000 196,212
5.35%, 2/15/2033(b) 50,000 53,322
2.75%, 5/15/2040 60,000 46,065
3.05%, 5/15/2041 50,000 39,719
4.25%, 4/15/2047 60,000 54,149
3.25%, 5/15/2051 100,000 75,943
5.88%, 2/15/2053 20,000 22,587
3.13%, 5/15/2060 50,000 35,576
5.20%, 4/15/2063 30,000 30,592
3,245,983
Health Care REITs 0 .1%
Healthcare Realty Holdings
LP ,
3.10%, 2/15/2030 50,000 43,482
Healthpeak OP LLC ,
3.40%, 2/1/2025 19,000 18,448
2.88%, 1/15/2031 50,000 43,308
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027 100,000 93,416
Ventas Realty LP ,
3.00%, 1/15/2030 70,000 60,734
Welltower OP LLC ,
3.10%, 1/15/2030(b) 100,000 87,944
347,332
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts LP ,
Series H, 3.38%,
12/15/2029 50,000 42,925
Hotels, Restaurants & Leisure 0 .3%
Booking Holdings, Inc. ,
4.63%, 4/13/2030 50,000 50,270
Expedia Group, Inc. ,
3.80%, 2/15/2028 50,000 47,191
3.25%, 2/15/2030 65,000 57,124
Marriott International, Inc. ,
Series EE, 5.75%, 5/1/2025 56,000 56,718
Series R, 3.13%, 6/15/2026 200,000 190,327
McDonald's Corp. ,
3.50%, 7/1/2027 100,000 97,235
3.70%, 2/15/2042 40,000 33,213
4.88%, 12/9/2045 50,000 48,390
3.63%, 9/1/2049 50,000 39,670
Starbucks Corp. ,
3.80%, 8/15/2025 100,000 98,551
3.50%, 11/15/2050 100,000 77,279
795,968
Corporate Bonds
Principal
Amount ($) Value ($)
Household Durables 0 .2%
DR Horton, Inc. ,
2.50%, 10/15/2024 85,000 81,927
Lennar Corp. ,
5.88%, 11/15/2024 300,000 301,593
MDC Holdings, Inc. ,
2.50%, 1/15/2031 50,000 39,296
PulteGroup, Inc. ,
5.00%, 1/15/2027 100,000 100,095
Whirlpool Corp. ,
3.70%, 5/1/2025(b) 100,000 98,081
620,992
Household Products 0 .1%
Church & Dwight Co., Inc. ,
5.00%, 6/15/2052 10,000 10,027
Colgate-Palmolive Co. ,
3.70%, 8/1/2047 50,000 44,979
Kimberly-Clark Corp. ,
2.88%, 2/7/2050 50,000 36,981
Procter & Gamble Co. (The) ,
3.00%, 3/25/2030 100,000 94,086
186,073
Independent Power and Renewable Electricity Producers
0 .0%
†
Constellation Energy
Generation LLC ,
5.60%, 6/15/2042 50,000 49,438
Oglethorpe Power Corp. ,
5.05%, 10/1/2048 25,000 22,934
72,372
Industrial Conglomerates 0 .1%
3M Co. ,
4.00%, 9/14/2048(b) 40,000 34,824
General Electric Co. ,
Series A, 6.75%, 3/15/2032 100,000 115,060
Honeywell International, Inc. ,
3.81%, 11/21/2047 50,000 43,705
Pentair Finance Sarl ,
5.90%, 7/15/2032 30,000 30,978
224,567
Industrial REITs 0 .0%
†
Prologis LP ,
2.88%, 11/15/2029 40,000 35,992
1.25%, 10/15/2030(b) 100,000 79,156
2.13%, 10/15/2050 30,000 17,288
132,436
Insurance 0 .6%
Allstate Corp. (The) ,
4.20%, 12/15/2046 50,000 42,103
American International Group,
Inc. ,
4.75%, 4/1/2048 40,000 36,339
Aon Global Ltd. ,
4.75%, 5/15/2045 50,000 45,720
Arch Capital Finance LLC ,
4.01%, 12/15/2026 250,000 243,949

24 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Athene Holding Ltd. ,
4.13%, 1/12/2028 100,000 90,974
Berkshire Hathaway Finance
Corp. ,
4.40%, 5/15/2042 150,000 145,457
Brighthouse Financial, Inc. ,
5.63%, 5/15/2030 50,000 48,835
Chubb INA Holdings, Inc. ,
4.35%, 11/3/2045 100,000 92,381
CNA Financial Corp. ,
3.90%, 5/1/2029(b) 50,000 47,506
Enstar Group Ltd. ,
3.10%, 9/1/2031 40,000 31,549
Everest Reinsurance
Holdings, Inc. ,
3.50%, 10/15/2050 50,000 36,130
Globe Life, Inc. ,
2.15%, 8/15/2030 50,000 40,774
Hartford Financial Services
Group, Inc. (The) ,
6.10%, 10/1/2041 50,000 51,664
Lincoln National Corp. ,
4.35%, 3/1/2048 50,000 35,302
Manulife Financial Corp. ,
4.15%, 3/4/2026 100,000 98,525
Markel Corp. ,
5.00%, 5/20/2049 50,000 45,291
Marsh & McLennan Cos., Inc. ,
4.90%, 3/15/2049 50,000 48,241
MetLife, Inc. ,
5.70%, 6/15/2035 86,000 91,611
4.13%, 8/13/2042 50,000 43,179
Principal Financial Group, Inc. ,
3.70%, 5/15/2029 50,000 47,457
Progressive Corp. (The) ,
3.95%, 3/26/2050 50,000 41,826
Prudential Financial, Inc. ,
6.63%, 6/21/2040 100,000 111,574
3.70%, 3/13/2051 30,000 23,155
Travelers Cos., Inc. (The) ,
4.00%, 5/30/2047 15,000 12,930
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033 80,000 92,268
Willis North America, Inc. ,
4.65%, 6/15/2027 50,000 49,218
2.95%, 9/15/2029 30,000 26,559
1,720,517
Interactive Media & Services 0 .1%
Alphabet, Inc. ,
2.05%, 8/15/2050 50,000 31,842
Baidu, Inc. ,
4.38%, 5/14/2024 200,000 198,522
Meta Platforms, Inc. ,
4.45%, 8/15/2052 35,000 30,846
4.65%, 8/15/2062 25,000 22,143
283,353
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services 0 .1%
International Business
Machines Corp. ,
3.50%, 5/15/2029 100,000 93,832
1.95%, 5/15/2030 100,000 84,333
4.25%, 5/15/2049 100,000 86,353
264,518
Leisure Products 0 .0%
†
Hasbro, Inc. ,
3.55%, 11/19/2026 20,000 18,919
3.90%, 11/19/2029 50,000 45,932
64,851
Life Sciences Tools & Services 0 .1%
Agilent Technologies, Inc. ,
2.75%, 9/15/2029 100,000 89,826
Danaher Corp. ,
2.60%, 10/1/2050 75,000 50,905
PerkinElmer, Inc. ,
3.30%, 9/15/2029 50,000 45,308
Thermo Fisher Scientific, Inc. ,
1.75%, 10/15/2028(b) 40,000 35,541
2.60%, 10/1/2029 65,000 59,117
280,697
Machinery 0 .3%
Caterpillar, Inc. ,
3.25%, 9/19/2049 75,000 60,125
CNH Industrial Capital LLC ,
3.95%, 5/23/2025 200,000 195,277
Deere & Co. ,
3.90%, 6/9/2042 100,000 92,308
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 50,000 50,680
nVent Finance Sarl ,
5.65%, 5/15/2033 50,000 50,491
Otis Worldwide Corp. ,
3.11%, 2/15/2040(b) 50,000 39,240
Parker-Hannifin Corp. ,
3.25%, 6/14/2029 100,000 93,234
Snap-on, Inc. ,
3.10%, 5/1/2050 50,000 37,875
Stanley Black & Decker, Inc. ,
3.00%, 5/15/2032 10,000 8,488
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.66%),
4.00%, 3/15/2060(a) 50,000 37,588
Westinghouse Air Brake
Technologies Corp. ,
4.95%, 9/15/2028(c) 20,000 19,853
685,159
Media 0 .7%
Charter Communications
Operating LLC ,
3.75%, 2/15/2028 250,000 232,789
2.25%, 1/15/2029 25,000 20,978
2.80%, 4/1/2031 200,000 161,384
3.50%, 3/1/2042 50,000 33,764

Nationwide Bond Index Fund - April 30, 2023 (Unaudited) - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Charter Communications
Operating LLC,
4.80%, 3/1/2050 30,000 22,719
3.70%, 4/1/2051 100,000 63,421
5.25%, 4/1/2053 50,000 40,017
Comcast Corp. ,
4.15%, 10/15/2028 60,000 59,510
3.40%, 4/1/2030 100,000 93,748
3.75%, 4/1/2040 90,000 77,675
3.97%, 11/1/2047 146,000 123,772
4.70%, 10/15/2048 180,000 170,723
2.89%, 11/1/2051 100,000 68,339
4.95%, 10/15/2058 12,000 11,785
2.99%, 11/1/2063 19,000 12,302
Discovery Communications
LLC ,
5.20%, 9/20/2047 50,000 40,966
Fox Corp. ,
5.48%, 1/25/2039 50,000 47,386
Omnicom Group, Inc. ,
3.60%, 4/15/2026 250,000 243,193
Paramount Global ,
5.50%, 5/15/2033 82,000 77,337
4.38%, 3/15/2043 50,000 35,697
Time Warner Cable LLC ,
6.75%, 6/15/2039 90,000 87,502
WPP Finance 2010 ,
3.75%, 9/19/2024 250,000 243,975
1,968,982
Metals & Mining 0 .2%
ArcelorMittal SA ,
6.55%, 11/29/2027 25,000 26,112
6.80%, 11/29/2032 25,000 26,165
Barrick North America Finance
LLC ,
5.70%, 5/30/2041 40,000 42,079
BHP Billiton Finance USA Ltd. ,
5.00%, 9/30/2043 50,000 50,932
Freeport-McMoRan, Inc. ,
5.45%, 3/15/2043(b) 25,000 23,467
Newmont Corp. ,
2.60%, 7/15/2032(b) 60,000 50,473
Nucor Corp. ,
3.85%, 4/1/2052 40,000 32,687
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 80,000 85,143
Southern Copper Corp. ,
6.75%, 4/16/2040 50,000 55,883
Teck Resources Ltd. ,
5.20%, 3/1/2042(b) 50,000 46,445
Vale Overseas Ltd. ,
8.25%, 1/17/2034 80,000 93,118
532,504
Multi-Utilities 0 .4%
Berkshire Hathaway Energy
Co. ,
3.50%, 2/1/2025 250,000 244,358
6.13%, 4/1/2036 60,000 67,240
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Berkshire Hathaway Energy
Co.,
4.45%, 1/15/2049 50,000 45,370
4.25%, 10/15/2050 100,000 87,277
4.60%, 5/1/2053(b) 20,000 18,635
Black Hills Corp. ,
3.05%, 10/15/2029 25,000 22,127
CMS Energy Corp. ,
3.00%, 5/15/2026 50,000 47,629
Consolidated Edison Co. of
New York, Inc. ,
6.15%, 11/15/2052 45,000 50,681
3.70%, 11/15/2059 100,000 75,622
Consumers Energy Co. ,
3.75%, 2/15/2050 50,000 41,222
NiSource, Inc. ,
4.38%, 5/15/2047 50,000 43,949
Puget Sound Energy, Inc. ,
3.25%, 9/15/2049 50,000 37,161
San Diego Gas & Electric Co. ,
6.00%, 6/1/2039 30,000 31,952
Sempra Energy ,
4.00%, 2/1/2048 50,000 40,725
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 50,000 40,087
WEC Energy Group, Inc. ,
1.80%, 10/15/2030 100,000 81,534
975,569
Office REITs 0 .1%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033(b) 40,000 30,237
4.00%, 2/1/2050 50,000 37,734
Boston Properties LP ,
2.75%, 10/1/2026 150,000 133,705
Kilroy Realty LP ,
3.05%, 2/15/2030(b) 50,000 38,303
239,979
Oil, Gas & Consumable Fuels 1 .6%
BP Capital Markets America,
Inc. ,
4.23%, 11/6/2028 150,000 150,404
1.75%, 8/10/2030 200,000 167,925
2.72%, 1/12/2032 100,000 87,492
Canadian Natural Resources
Ltd. ,
6.25%, 3/15/2038 35,000 37,323
Cenovus Energy, Inc. ,
6.75%, 11/15/2039 15,000 16,288
3.75%, 2/15/2052 35,000 25,427
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027 100,000 100,445
2.74%, 12/31/2039 25,000 20,503
Cheniere Energy Partners LP ,
4.00%, 3/1/2031 50,000 44,721

26 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Chevron Corp. ,
2.95%, 5/16/2026 250,000 242,539
Chevron USA, Inc. ,
3.90%, 11/15/2024 250,000 248,434
CNOOC Petroleum North
America ULC ,
6.40%, 5/15/2037 50,000 55,907
ConocoPhillips Co. ,
4.03%, 3/15/2062 60,000 51,014
Devon Energy Corp. ,
5.00%, 6/15/2045 50,000 44,769
Diamondback Energy, Inc. ,
4.25%, 3/15/2052(b) 25,000 19,733
Enbridge Energy Partners LP ,
7.38%, 10/15/2045 50,000 59,355
Enbridge, Inc. ,
5.70%, 3/8/2033 40,000 41,540
Energy Transfer LP ,
4.75%, 1/15/2026 100,000 99,133
5.55%, 2/15/2028 50,000 50,979
5.25%, 4/15/2029 100,000 100,344
3.75%, 5/15/2030 150,000 137,909
5.00%, 5/15/2050 100,000 84,883
Enterprise Products Operating
LLC ,
2.80%, 1/31/2030 30,000 26,820
4.95%, 10/15/2054 150,000 137,685
Equinor ASA ,
3.70%, 4/6/2050 100,000 84,340
Exxon Mobil Corp. ,
2.71%, 3/6/2025 250,000 242,713
2.99%, 3/19/2025 200,000 194,772
3.00%, 8/16/2039 50,000 40,546
4.11%, 3/1/2046 100,000 89,970
Hess Corp. ,
4.30%, 4/1/2027 100,000 98,183
5.60%, 2/15/2041 25,000 24,308
Kinder Morgan Energy
Partners LP ,
5.80%, 3/15/2035 80,000 81,730
Kinder Morgan, Inc. ,
4.80%, 2/1/2033 50,000 48,407
5.55%, 6/1/2045 50,000 47,156
5.45%, 8/1/2052 25,000 23,069
Magellan Midstream Partners
LP ,
4.25%, 9/15/2046 50,000 39,681
Marathon Oil Corp. ,
6.80%, 3/15/2032 52,000 55,398
Marathon Petroleum Corp. ,
3.80%, 4/1/2028 50,000 47,993
4.50%, 4/1/2048 30,000 24,410
MPLX LP ,
4.50%, 4/15/2038 25,000 22,444
5.20%, 12/1/2047 30,000 26,953
4.70%, 4/15/2048 50,000 41,790
4.95%, 3/14/2052 25,000 21,641
ONEOK, Inc. ,
4.95%, 7/13/2047 50,000 42,472
5.20%, 7/15/2048 30,000 26,261
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Ovintiv, Inc. ,
6.50%, 2/1/2038 30,000 30,001
Phillips 66 ,
5.88%, 5/1/2042 60,000 63,629
Plains All American Pipeline
LP ,
4.70%, 6/15/2044 50,000 39,539
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 250,000 250,023
Suncor Energy, Inc. ,
4.00%, 11/15/2047 40,000 32,164
3.75%, 3/4/2051 25,000 19,023
Targa Resources Corp. ,
5.20%, 7/1/2027 25,000 25,041
6.25%, 7/1/2052 25,000 24,732
TotalEnergies Capital
International SA ,
3.46%, 2/19/2029 100,000 95,636
3.46%, 7/12/2049 50,000 40,009
TransCanada PipeLines Ltd. ,
5.10%, 3/15/2049 90,000 84,713
Valero Energy Corp. ,
6.63%, 6/15/2037 70,000 76,811
Western Midstream Operating
LP ,
5.50%, 2/1/2050(c) 20,000 16,967
Williams Cos., Inc. (The) ,
2.60%, 3/15/2031 25,000 21,239
6.30%, 4/15/2040 25,000 26,376
5.40%, 3/4/2044 100,000 94,454
4,316,166
Paper & Forest Products 0 .1%
Georgia-Pacific LLC ,
8.88%, 5/15/2031 50,000 63,135
Suzano Austria GmbH ,
3.75%, 1/15/2031 100,000 84,908
148,043
Passenger Airlines 0 .0%
†
Southwest Airlines Co. ,
2.63%, 2/10/2030 25,000 21,470
Personal Care Products 0 .0%
†
Estee Lauder Cos., Inc. (The) ,
3.13%, 12/1/2049 30,000 23,224
Pharmaceuticals 0 .7%
AstraZeneca plc ,
4.38%, 8/17/2048 100,000 95,225
Bristol-Myers Squibb Co. ,
2.90%, 7/26/2024 19,000 18,609
3.40%, 7/26/2029 200,000 191,340
3.55%, 3/15/2042 50,000 42,601
3.90%, 3/15/2062 70,000 58,053
Eli Lilly & Co. ,
2.25%, 5/15/2050 60,000 40,619
4.95%, 2/27/2063 30,000 31,317
GlaxoSmithKline Capital, Inc. ,
5.38%, 4/15/2034 90,000 97,115

Nationwide Bond Index Fund - April 30, 2023 (Unaudited) - Statement of Investments - 27
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Johnson & Johnson ,
4.95%, 5/15/2033 287,000 312,647
Merck & Co., Inc. ,
4.15%, 5/18/2043 100,000 93,552
4.00%, 3/7/2049 100,000 89,909
Novartis Capital Corp. ,
2.20%, 8/14/2030 100,000 88,426
2.75%, 8/14/2050 50,000 36,808
Pfizer, Inc. ,
1.75%, 8/18/2031 100,000 83,419
4.13%, 12/15/2046 150,000 138,354
Royalty Pharma plc ,
3.55%, 9/2/2050 40,000 27,486
Sanofi ,
3.63%, 6/19/2028 50,000 49,180
Takeda Pharmaceutical Co.
Ltd. ,
2.05%, 3/31/2030 200,000 170,053
Utah Acquisition Sub, Inc. ,
5.25%, 6/15/2046 20,000 15,500
Viatris, Inc. ,
4.00%, 6/22/2050 50,000 32,436
Zoetis, Inc. ,
4.50%, 11/13/2025 115,000 114,413
4.70%, 2/1/2043 50,000 46,968
1,874,030
Professional Services 0 .1%
Automatic Data Processing,
Inc. ,
1.25%, 9/1/2030(b) 100,000 82,456
Broadridge Financial
Solutions, Inc. ,
3.40%, 6/27/2026 80,000 77,170
Thomson Reuters Corp. ,
3.35%, 5/15/2026 140,000 135,404
295,030
Residential REITs 0 .2%
AvalonBay Communities, Inc. ,
3.45%, 6/1/2025(b) 100,000 97,056
Camden Property Trust ,
3.35%, 11/1/2049 10,000 7,358
ERP Operating LP ,
2.85%, 11/1/2026 250,000 233,819
Essex Portfolio LP ,
3.00%, 1/15/2030 50,000 43,710
Spirit Realty LP ,
4.00%, 7/15/2029 25,000 22,672
UDR, Inc. ,
3.20%, 1/15/2030 50,000 45,069
449,684
Retail REITs 0 .1%
Brixmor Operating Partnership
LP ,
4.13%, 5/15/2029 50,000 45,795
Federal Realty Investment
Trust ,
3.20%, 6/15/2029 100,000 89,269
Corporate Bonds
Principal
Amount ($) Value ($)
Retail REITs
Kimco Realty OP LLC ,
4.45%, 9/1/2047 50,000 40,561
Realty Income Corp. ,
3.25%, 6/15/2029 90,000 82,363
257,988
Semiconductors & Semiconductor Equipment 0 .8%
Analog Devices, Inc. ,
2.10%, 10/1/2031 65,000 55,300
Applied Materials, Inc. ,
5.85%, 6/15/2041 50,000 55,637
Broadcom, Inc. ,
4.15%, 11/15/2030 128,000 119,051
4.93%, 5/15/2037(d) 171,000 156,088
3.50%, 2/15/2041(d) 50,000 37,508
Intel Corp. ,
3.70%, 7/29/2025 150,000 147,669
4.88%, 2/10/2026 50,000 50,656
3.75%, 3/25/2027 100,000 98,003
4.88%, 2/10/2028 35,000 35,615
2.45%, 11/15/2029 100,000 88,186
5.13%, 2/10/2030 50,000 51,211
5.20%, 2/10/2033 50,000 51,056
2.80%, 8/12/2041 45,000 32,658
3.73%, 12/8/2047 65,000 51,323
3.05%, 8/12/2051 100,000 68,015
3.10%, 2/15/2060 35,000 22,647
KLA Corp. ,
3.30%, 3/1/2050 50,000 38,158
Lam Research Corp. ,
3.80%, 3/15/2025 145,000 142,703
2.88%, 6/15/2050 55,000 38,843
Micron Technology, Inc. ,
4.19%, 2/15/2027 100,000 96,428
NVIDIA Corp. ,
3.50%, 4/1/2050 40,000 32,653
NXP BV ,
4.30%, 6/18/2029 50,000 47,989
5.00%, 1/15/2033 50,000 48,921
QUALCOMM, Inc. ,
1.65%, 5/20/2032 100,000 80,650
4.65%, 5/20/2035 100,000 100,851
Texas Instruments, Inc. ,
4.15%, 5/15/2048 45,000 41,550
TSMC Arizona Corp. ,
2.50%, 10/25/2031 200,000 171,491
Xilinx, Inc. ,
2.95%, 6/1/2024 100,000 97,769
2,058,629
Software 0 .5%
Adobe, Inc. ,
3.25%, 2/1/2025 70,000 68,676
Microsoft Corp. ,
3.50%, 2/12/2035(b) 65,000 62,093
3.70%, 8/8/2046 50,000 45,329
2.92%, 3/17/2052 250,000 191,580
Oracle Corp. ,
2.65%, 7/15/2026 45,000 42,260
2.88%, 3/25/2031 200,000 172,363

28 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Oracle Corp.,
6.25%, 11/9/2032 20,000 21,593
4.30%, 7/8/2034 100,000 92,209
3.60%, 4/1/2040 100,000 77,653
6.90%, 11/9/2052 20,000 22,406
5.55%, 2/6/2053 100,000 96,074
3.85%, 4/1/2060 100,000 70,154
Roper Technologies, Inc. ,
1.00%, 9/15/2025 60,000 55,029
1.75%, 2/15/2031 100,000 79,920
Salesforce, Inc. ,
2.90%, 7/15/2051 50,000 35,500
ServiceNow, Inc. ,
1.40%, 9/1/2030 75,000 60,519
VMware, Inc. ,
2.20%, 8/15/2031 100,000 79,279
Workday, Inc. ,
3.80%, 4/1/2032(b) 30,000 27,384
1,300,021
Specialized REITs 0 .2%
American Tower Corp. ,
3.70%, 10/15/2049 100,000 72,897
Crown Castle, Inc. ,
2.25%, 1/15/2031 30,000 24,928
4.00%, 11/15/2049 60,000 46,886
CubeSmart LP ,
2.25%, 12/15/2028 40,000 34,656
2.50%, 2/15/2032 45,000 36,455
Equinix, Inc. ,
2.63%, 11/18/2024 30,000 28,846
3.20%, 11/18/2029 35,000 31,436
2.15%, 7/15/2030 100,000 82,197
Public Storage ,
1.50%, 11/9/2026 55,000 49,409
2.25%, 11/9/2031 50,000 41,944
449,654
Specialty Retail 0 .2%
AutoNation, Inc. ,
2.40%, 8/1/2031(b) 25,000 19,302
AutoZone, Inc. ,
4.75%, 2/1/2033 35,000 34,783
Home Depot, Inc. (The) ,
3.25%, 4/15/2032 25,000 23,074
5.88%, 12/16/2036 25,000 28,198
4.40%, 3/15/2045 100,000 92,988
4.50%, 12/6/2048 100,000 94,776
Lowe's Cos., Inc. ,
3.65%, 4/5/2029 100,000 95,375
3.75%, 4/1/2032 85,000 78,863
4.05%, 5/3/2047 40,000 32,624
3.00%, 10/15/2050 80,000 53,462
4.25%, 4/1/2052 35,000 28,877
TJX Cos., Inc. (The) ,
3.88%, 4/15/2030 100,000 97,456
679,778
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals 0 .5%
Apple, Inc. ,
3.45%, 5/6/2024 300,000 295,749
2.50%, 2/9/2025 170,000 164,916
2.45%, 8/4/2026(b) 190,000 181,291
3.00%, 11/13/2027 100,000 96,465
1.65%, 5/11/2030 25,000 21,349
1.65%, 2/8/2031 200,000 168,951
3.85%, 5/4/2043 110,000 100,414
4.38%, 5/13/2045 145,000 140,435
2.80%, 2/8/2061 60,000 40,732
Dell International LLC ,
3.38%, 12/15/2041(d) 25,000 17,746
8.35%, 7/15/2046 30,000 36,957
Hewlett Packard Enterprise
Co. ,
6.35%, 10/15/2045(c) 25,000 25,884
HP, Inc. ,
4.00%, 4/15/2029 10,000 9,494
4.20%, 4/15/2032 10,000 8,961
6.00%, 9/15/2041(b) 50,000 50,707
1,360,051
Textiles, Apparel & Luxury Goods 0 .0%
†
NIKE, Inc. ,
2.85%, 3/27/2030 50,000 46,226
3.38%, 11/1/2046 30,000 24,666
70,892
Tobacco 0 .3%
Altria Group, Inc. ,
3.88%, 9/16/2046 170,000 121,899
BAT Capital Corp. ,
3.22%, 8/15/2024 150,000 145,919
4.39%, 8/15/2037 100,000 81,586
Philip Morris International,
Inc. ,
5.13%, 11/15/2024 20,000 20,125
5.00%, 11/17/2025(b) 20,000 20,179
5.13%, 11/17/2027 20,000 20,480
5.63%, 11/17/2029 20,000 20,890
4.13%, 3/4/2043 100,000 82,525
Reynolds American, Inc. ,
4.45%, 6/12/2025 100,000 98,360
5.70%, 8/15/2035 75,000 71,860
683,823
Trading Companies & Distributors 0 .1%
Air Lease Corp. ,
3.63%, 12/1/2027 150,000 139,139
Aircastle Ltd. ,
4.13%, 5/1/2024 100,000 97,890
GATX Corp. ,
4.00%, 6/30/2030 100,000 93,114
330,143
Water Utilities 0 .0%
†
American Water Capital Corp. ,
4.30%, 9/1/2045 50,000 44,345

Nationwide Bond Index Fund - April 30, 2023 (Unaudited) - Statement of Investments - 29
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services 0 .2%
America Movil SAB de CV ,
6.38%, 3/1/2035 83,000 92,497
Rogers Communications, Inc. ,
2.95%, 3/15/2025(d) 10,000 9,580
3.20%, 3/15/2027(d) 10,000 9,377
5.00%, 3/15/2044(b) 100,000 90,755
T-Mobile USA, Inc. ,
3.88%, 4/15/2030 100,000 94,155
4.38%, 4/15/2040 100,000 89,818
4.50%, 4/15/2050 100,000 87,639
5.65%, 1/15/2053(b) 30,000 30,945
5.80%, 9/15/2062 25,000 25,879
Vodafone Group plc ,
6.15%, 2/27/2037 40,000 43,091
4.25%, 9/17/2050 90,000 73,754
647,490
Total Corporate Bonds
(cost $72,145,215)
65,979,430
Foreign Government Securities 1 .5%
CANADA 0.2%
Province of Alberta,
3.30%, 3/15/2028 100,000 97,470
Province of New Brunswick,
3.63%, 2/24/2028 100,000 98,717
Province of Ontario,
1.13%, 10/7/2030 200,000 164,775
Province of Quebec,
7.50%, 9/15/2029 50,000 59,584
420,546
CHILE 0.1%
Republic of Chile,
3.10%, 1/22/2061 200,000 133,556
INDONESIA 0.1%
Republic of Indonesia,
1.85%, 3/12/2031 200,000 165,118
3.55%, 3/31/2032 200,000 185,732
350,850
ISRAEL 0.1%
State of Israel Government
Bond,
2.75%, 7/3/2030 200,000 180,303
4.50%, 1/17/2033 200,000 199,511
379,814
ITALY 0.1%
Italian Republic Government
Bond,
2.38%, 10/17/2024 200,000 191,485
2.88%, 10/17/2029 200,000 175,644
367,129
Foreign Government Securities
Principal
Amount ($) Value ($)
JAPAN 0.1%
Japan Bank for International
Cooperation,
4.25%, 1/26/2026 200,000 200,397
2.00%, 10/17/2029 200,000 176,262
376,659
MEXICO 0.2%
United Mexican States,
4.50%, 4/22/2029 200,000 197,372
5.00%, 4/27/2051 300,000 263,080
5.75%, 10/12/2110 50,000 44,496
504,948
PANAMA 0.2%
Republic of Panama,
3.16%, 1/23/2030 200,000 176,529
6.70%, 1/26/2036 200,000 214,722
391,251
PERU 0.1%
Republic of Peru,
3.00%, 1/15/2034 120,000 100,314
3.30%, 3/11/2041 120,000 92,260
192,574
PHILIPPINES 0.1%
Republic of Philippines,
6.38%, 10/23/2034 250,000 282,088
SOUTH KOREA 0.2%
Export-Import Bank of Korea,
2.88%, 1/21/2025 350,000 339,402
Republic of Korea,
2.50%, 6/19/2029 200,000 184,830
524,232
URUGUAY 0.0%
†
Oriental Republic of Uruguay,
5.10%, 6/18/2050 100,000 102,282
Total Foreign Government Securities
(cost $4,292,238)
4,025,929
Mortgage-Backed Securities 27 .0%
FHLMC Gold Pool
Pool# C00351
8.00%, 7/1/2024 26 26
Pool# D60780
8.00%, 6/1/2025 177 177
Pool# G30267
5.00%, 8/1/2025 20,178 20,278
Pool# J18127
3.00%, 3/1/2027 44,110 42,901
Pool# J18702
3.00%, 3/1/2027 38,775 37,721
Pool# J19106
3.00%, 5/1/2027 17,099 16,629

30 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# D82854
7.00%, 10/1/2027 7 7
Pool# C00566
7.50%, 12/1/2027 214 220
Pool# C18271
7.00%, 11/1/2028 770 779
Pool# C00678
7.00%, 11/1/2028 199 205
Pool# C00836
7.00%, 7/1/2029 173 177
Pool# C31285
7.00%, 9/1/2029 306 311
Pool# C37436
8.00%, 1/1/2030 525 554
Pool# C36429
7.00%, 2/1/2030 331 332
Pool# C36306
7.00%, 2/1/2030 220 221
Pool# C00921
7.50%, 2/1/2030 371 390
Pool# G01108
7.00%, 4/1/2030 126 131
Pool# C37703
7.50%, 4/1/2030 209 209
Pool# J32255
3.00%, 7/1/2030 13,908 13,370
Pool# C41561
8.00%, 8/1/2030 1,057 1,063
Pool# C01051
8.00%, 9/1/2030 556 590
Pool# C43550
7.00%, 10/1/2030 764 766
Pool# C44017
7.50%, 10/1/2030 246 246
Pool# C43967
8.00%, 10/1/2030 574 573
Pool# C44957
8.00%, 11/1/2030 480 480
Pool# C01106
7.00%, 12/1/2030 2,615 2,726
Pool# C01103
7.50%, 12/1/2030 267 285
Pool# C46932
7.50%, 1/1/2031 361 362
Pool# C01116
7.50%, 1/1/2031 232 244
Pool# G01217
7.00%, 3/1/2031 2,721 2,848
Pool# C48206
7.50%, 3/1/2031 958 956
Pool# C91366
4.50%, 4/1/2031 38,599 38,538
Pool# G18605
3.00%, 6/1/2031 6,356 6,100
Pool# C91377
4.50%, 6/1/2031 20,368 20,336
Pool# C53324
7.00%, 6/1/2031 882 887
Pool# C54792
7.00%, 7/1/2031 762 763
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# J35107
2.50%, 8/1/2031 19,831 18,713
Pool# G01309
7.00%, 8/1/2031 317 328
Pool# G01311
7.00%, 9/1/2031 2,567 2,663
Pool# C01222
7.00%, 9/1/2031 386 407
Pool# G01315
7.00%, 9/1/2031 94 100
Pool# J35522
2.50%, 10/1/2031 79,926 75,543
Pool# C58694
7.00%, 10/1/2031 2,457 2,486
Pool# C60012
7.00%, 11/1/2031 370 372
Pool# C61298
8.00%, 11/1/2031 1,370 1,372
Pool# J35957
2.50%, 12/1/2031 149,350 141,152
Pool# C61105
7.00%, 12/1/2031 2,991 3,018
Pool# C63171
7.00%, 1/1/2032 2,155 2,198
Pool# V61548
2.50%, 2/1/2032 169,471 160,169
Pool# G01391
7.00%, 4/1/2032 4,718 4,926
Pool# C01345
7.00%, 4/1/2032 1,741 1,842
Pool# C01370
8.00%, 4/1/2032 421 439
Pool# G16285
3.50%, 5/1/2032 11,747 11,471
Pool# C01381
8.00%, 5/1/2032 5,452 5,726
Pool# C68290
7.00%, 6/1/2032 1,355 1,371
Pool# C68300
7.00%, 6/1/2032 518 519
Pool# G01449
7.00%, 7/1/2032 2,972 3,143
Pool# C69908
7.00%, 8/1/2032 13,844 14,102
Pool# C91558
3.50%, 9/1/2032 45,406 44,272
Pool# G16407
2.50%, 1/1/2033 60,468 56,851
Pool# G01536
7.00%, 3/1/2033 4,992 5,244
Pool# G30646
3.00%, 5/1/2033 74,558 70,406
Pool# G30642
3.00%, 5/1/2033 38,776 36,616
Pool# K90535
3.00%, 5/1/2033 16,909 15,968
Pool# A16419
6.50%, 11/1/2033 8,999 9,330
Pool# A16522
6.50%, 12/1/2033 7,411 7,805

Nationwide Bond Index Fund - April 30, 2023 (Unaudited) - Statement of Investments - 31
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# A21356
6.50%, 4/1/2034 27,948 29,142
Pool# C01851
6.50%, 4/1/2034 11,091 11,550
Pool# A24301
6.50%, 5/1/2034 16,889 17,446
Pool# A22067
6.50%, 5/1/2034 8,531 8,986
Pool# A24988
6.50%, 7/1/2034 6,708 6,929
Pool# G01741
6.50%, 10/1/2034 3,860 4,028
Pool# G08023
6.50%, 11/1/2034 8,255 8,769
Pool# G08064
6.50%, 4/1/2035 4,074 4,357
Pool# G01947
7.00%, 5/1/2035 3,881 4,056
Pool# A39759
5.50%, 11/1/2035 2,705 2,783
Pool# A40376
5.50%, 12/1/2035 1,667 1,706
Pool# A42305
5.50%, 1/1/2036 5,143 5,273
Pool# A41548
7.00%, 1/1/2036 4,178 4,185
Pool# G08111
5.50%, 2/1/2036 8,791 9,118
Pool# A43861
5.50%, 3/1/2036 30,176 30,569
Pool# G08116
5.50%, 3/1/2036 10,764 11,165
Pool# A43534
6.50%, 3/1/2036 1,268 1,310
Pool# A48735
5.50%, 5/1/2036 4,432 4,476
Pool# G08136
6.50%, 6/1/2036 4,556 4,824
Pool# A53039
6.50%, 10/1/2036 28,642 29,602
Pool# C91982
3.50%, 3/1/2038 38,921 37,560
Pool# G04251
6.50%, 4/1/2038 1,927 2,040
Pool# G04569
6.50%, 8/1/2038 2,677 2,786
Pool# A84252
6.50%, 1/1/2039 11,559 12,076
Pool# A84287
6.50%, 1/1/2039 7,185 7,493
Pool# G60342
4.50%, 5/1/2042 57,933 58,202
Pool# G07158
3.50%, 10/1/2042 64,648 61,742
Pool# Q12051
3.50%, 10/1/2042 57,215 54,646
Pool# G07163
3.50%, 10/1/2042 57,025 54,465
Pool# Q11532
3.50%, 10/1/2042 45,939 43,875
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q12052
3.50%, 10/1/2042 24,613 23,508
Pool# C09020
3.50%, 11/1/2042 215,651 205,959
Pool# G07264
3.50%, 12/1/2042 91,966 87,818
Pool# Q14292
3.50%, 1/1/2043 25,568 24,419
Pool# Q14881
3.50%, 1/1/2043 20,059 19,151
Pool# V80002
2.50%, 4/1/2043 155,842 137,475
Pool# Q16915
3.00%, 4/1/2043 283,382 261,224
Pool# Q17675
3.50%, 4/1/2043 120,962 115,531
Pool# G07410
3.50%, 7/1/2043 49,941 47,699
Pool# Q20332
3.50%, 7/1/2043 9,472 9,042
Pool# G07946
4.00%, 7/1/2044 51,722 50,553
Pool# Q28607
3.50%, 9/1/2044 48,168 45,952
Pool# G61231
3.50%, 9/1/2044 7,503 7,163
Pool# G08609
3.50%, 10/1/2044 18,749 17,791
Pool# Q30833
4.00%, 1/1/2045 4,642 4,528
Pool# V81873
4.00%, 8/1/2045 8,950 8,731
Pool# G08669
4.00%, 9/1/2045 47,907 46,735
Pool# Q38357
4.00%, 1/1/2046 3,318 3,237
Pool# G61365
4.50%, 1/1/2046 40,174 40,112
Pool# G08697
3.00%, 3/1/2046 73,188 67,370
Pool# Q39440
4.00%, 3/1/2046 2,698 2,632
Pool# G08704
4.50%, 4/1/2046 7,345 7,332
Pool# Q40097
4.50%, 4/1/2046 1,255 1,250
Pool# Q40718
3.50%, 5/1/2046 13,617 12,871
Pool# G08707
4.00%, 5/1/2046 59,183 57,729
Pool# G08708
4.50%, 5/1/2046 5,018 5,011
Pool# Q40728
4.50%, 5/1/2046 1,142 1,137
Pool# Q41548
3.00%, 7/1/2046 14,180 13,059
Pool# Q41903
3.50%, 7/1/2046 74,822 70,719
Pool# Q41491
3.50%, 7/1/2046 7,515 7,103

32 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q41935
3.50%, 7/1/2046 6,606 6,244
Pool# G61791
4.00%, 7/1/2046 8,413 8,208
Pool# Q41947
4.50%, 7/1/2046 1,634 1,627
Pool# G08715
3.00%, 8/1/2046 101,808 93,589
Pool# Q42596
3.50%, 8/1/2046 64,607 61,294
Pool# Q42203
3.50%, 8/1/2046 10,924 10,343
Pool# Q42393
3.50%, 8/1/2046 9,500 8,979
Pool# G61323
3.00%, 9/1/2046 130,895 120,664
Pool# G08721
3.00%, 9/1/2046 75,649 69,487
Pool# V82617
3.50%, 9/1/2046 49,480 46,767
Pool# G08722
3.50%, 9/1/2046 10,675 10,129
Pool# G60733
4.50%, 9/1/2046 21,324 21,291
Pool# G60722
3.00%, 10/1/2046 202,150 185,758
Pool# Q44035
3.00%, 10/1/2046 96,153 88,217
Pool# G61815
4.00%, 10/1/2046 5,336 5,206
Pool# G61257
3.00%, 11/1/2046 184,945 169,491
Pool# Q44452
3.00%, 11/1/2046 42,795 39,218
Pool# G08732
3.00%, 11/1/2046 12,223 11,191
Pool# Q44473
3.50%, 11/1/2046 9,383 8,868
Pool# Q44223
3.50%, 11/1/2046 5,978 5,647
Pool# G08734
4.00%, 11/1/2046 97,161 94,723
Pool# G08737
3.00%, 12/1/2046 532,612 488,459
Pool# G60989
3.00%, 12/1/2046 79,214 72,789
Pool# Q45878
3.00%, 12/1/2046 14,159 12,964
Pool# G61862
3.50%, 12/1/2046 12,069 11,408
Pool# G08741
3.00%, 1/1/2047 109,366 100,300
Pool# G08747
3.00%, 2/1/2047 185,668 170,206
Pool# G08748
3.50%, 2/1/2047 17,377 16,424
Pool# Q47484
3.50%, 4/1/2047 20,408 19,289
Pool# G60988
3.00%, 5/1/2047 444,527 408,727
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q48098
3.50%, 5/1/2047 61,866 58,474
Pool# G61390
3.00%, 6/1/2047 167,460 153,524
Pool# G61339
3.00%, 8/1/2047 41,168 37,787
Pool# Q53085
3.00%, 9/1/2047 29,808 27,509
Pool# G61622
3.00%, 10/1/2047 99,492 91,356
Pool# G08785
4.00%, 10/1/2047 4,022 3,885
Pool# Q52075
4.00%, 11/1/2047 69,555 67,805
Pool# T65458
3.50%, 2/1/2048 70,795 65,330
Pool# G08800
3.50%, 2/1/2048 9,195 8,675
Pool# G08801
4.00%, 2/1/2048 26,873 26,121
Pool# Q54727
3.50%, 3/1/2048 25,436 24,013
Pool# Q55401
5.00%, 4/1/2048 5,662 5,720
Pool# G08817
4.00%, 6/1/2048 5,691 5,519
Pool# G08827
4.50%, 7/1/2048 43,718 43,450
Pool# Q57401
4.50%, 7/1/2048 14,875 14,860
Pool# Q57402
4.50%, 7/1/2048 5,772 5,769
Pool# G08831
4.00%, 8/1/2048 46,726 45,410
Pool# G67716
4.50%, 10/1/2048 53,767 53,714
Pool# G61846
4.00%, 1/1/2049 79 77
Pool# V85279
3.50%, 4/1/2049 20,348 19,216
FHLMC Non Gold Pool
Pool# 1B8478
3.97%, 7/1/2041(e) 14,039 14,069
Pool# 2B0108
4.15%, 1/1/2042(e) 1,065 1,047
FHLMC UMBS Pool
Pool# SB0383
2.50%, 4/1/2032 341,219 322,138
Pool# SB8500
2.50%, 7/1/2035 238,944 223,184
Pool# SB0479
2.50%, 10/1/2035 53,177 49,665
Pool# RC1826
2.00%, 2/1/2036 239,905 216,481
Pool# SB8092
1.50%, 3/1/2036 57,857 50,901
Pool# RC1887
2.00%, 3/1/2036 375,734 339,165
Pool# RC2045
2.00%, 6/1/2036 19,369 17,478

Nationwide Bond Index Fund - April 30, 2023 (Unaudited) - Statement of Investments - 33
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# QN8913
2.00%, 12/1/2036 66,172 59,729
Pool# RC2402
2.00%, 1/1/2037 87,119 78,636
Pool# RC2399
2.00%, 1/1/2037 65,884 59,509
Pool# SB8140
1.50%, 2/1/2037 156,896 138,026
Pool# SB8144
1.50%, 3/1/2037 181,339 159,513
Pool# QN9700
1.50%, 3/1/2037 34,323 30,192
Pool# SB8148
2.00%, 4/1/2037 68,674 61,965
Pool# SB8158
2.00%, 6/1/2037 69,656 62,850
Pool# ZM2339
3.50%, 1/1/2047 60,274 56,832
Pool# RA3022
2.50%, 6/1/2050 212,255 184,373
Pool# SD7521
2.50%, 7/1/2050 553,341 485,512
Pool# SD7523
2.50%, 8/1/2050 261,235 229,026
Pool# RA3382
3.00%, 8/1/2050 200,570 181,357
Pool# SD1143
4.50%, 9/1/2050 95,991 95,124
Pool# SD0514
2.00%, 10/1/2050 213,918 178,677
Pool# RA3723
2.00%, 10/1/2050 114,494 95,571
Pool# RA3932
2.50%, 11/1/2050 239,728 209,166
Pool# RA3987
2.50%, 11/1/2050 131,463 114,601
Pool# RA4351
2.50%, 1/1/2051 286,390 248,236
Pool# RA4410
2.50%, 1/1/2051 202,763 175,744
Pool# RA4652
2.00%, 2/1/2051 1,310,842 1,093,542
Pool# RA4493
2.00%, 2/1/2051 827,766 690,485
Pool# QB9104
2.00%, 2/1/2051 346,424 288,999
Pool# RA4737
2.00%, 3/1/2051 1,031,806 860,848
Pool# RA4718
2.00%, 3/1/2051 579,167 483,164
Pool# RA4727
2.00%, 3/1/2051 326,684 272,502
Pool# SD7537
2.00%, 3/1/2051 149,075 124,387
Pool# SD8140
2.00%, 4/1/2051 1,448,601 1,208,472
Pool# SD0576
2.50%, 4/1/2051 68,888 59,709
Pool# SD8145
1.50%, 5/1/2051 922,992 728,080
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# QC2070
2.00%, 5/1/2051 65,284 54,523
Pool# RA5436
2.00%, 6/1/2051 197,624 164,770
Pool# RA5398
2.00%, 7/1/2051 242,719 202,708
Pool# RA6091
2.00%, 10/1/2051 202,675 169,119
Pool# RA6236
2.00%, 11/1/2051 227,722 189,788
Pool# SD8182
2.00%, 12/1/2051 907,698 756,042
Pool# RA6959
2.50%, 3/1/2052 46,058 39,906
Pool# QE0374
2.50%, 4/1/2052 262,475 227,443
Pool# RA7154
4.00%, 4/1/2052 49,411 47,260
Pool# SD8212
2.50%, 5/1/2052 246,219 213,356
Pool# RA7933
5.00%, 9/1/2052 73,051 73,321
Pool# SD7557
4.50%, 12/1/2052 148,552 147,072
Pool# SD2248
5.00%, 1/1/2053 74,670 75,083
Pool# SD2516
5.50%, 3/1/2053 85,702 86,413
Pool# SD2660
5.00%, 4/1/2053 148,315 147,711
Pool# SD2661
5.50%, 4/1/2053 66,071 66,719
FNMA Pool
Pool# AC9890
4.69%, 4/1/2040(e) 80,451 78,732
Pool# AJ1249
4.07%, 9/1/2041(e) 33,141 33,622
Pool# AL1437
4.07%, 1/1/2042(e) 6,877 6,803
Pool# AK0714
4.24%, 2/1/2042(e) 1,927 1,894
Pool# AP1961
3.94%, 8/1/2042(e) 15,909 16,187
Pool# BF0206
4.00%, 2/1/2047 33,663 32,797
Pool# BF0200
3.50%, 11/1/2051 187,203 176,284
FNMA UMBS Pool
Pool# AA2549
4.00%, 4/1/2024 3,361 3,351
Pool# AC1374
4.00%, 8/1/2024 5,708 5,718
Pool# AC1529
4.50%, 9/1/2024 3,172 3,158
Pool# AD0244
4.50%, 10/1/2024 2,438 2,436
Pool# AH1361
3.50%, 12/1/2025 23,293 22,845
Pool# AH1518
3.50%, 12/1/2025 11,728 11,497

34 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AE6384
4.00%, 1/1/2026 2,241 2,221
Pool# AP4746
3.00%, 8/1/2027 26,193 25,440
Pool# AP4640
3.00%, 9/1/2027 23,253 22,580
Pool# AQ5096
3.00%, 11/1/2027 38,457 37,329
Pool# AQ4532
3.00%, 11/1/2027 33,925 32,922
Pool# AQ3758
3.00%, 11/1/2027 24,598 23,870
Pool# AB6886
3.00%, 11/1/2027 16,347 15,864
Pool# AS0487
2.50%, 9/1/2028 82,347 79,041
Pool# 930998
4.50%, 4/1/2029 2,132 2,126
Pool# MA0243
5.00%, 11/1/2029 5,914 5,997
Pool# AL8077
3.50%, 12/1/2029 6,737 6,573
Pool# MA0268
5.00%, 12/1/2029 6,014 6,098
Pool# AD5655
5.00%, 5/1/2030 14,772 14,978
Pool# MA0443
5.00%, 5/1/2030 7,592 7,698
Pool# AB1038
5.00%, 5/1/2030 6,487 6,577
Pool# AS5420
3.00%, 7/1/2030 31,561 30,308
Pool# MA0559
5.00%, 9/1/2030 2,760 2,799
Pool# AZ9234
3.50%, 10/1/2030 7,103 6,904
Pool# AH1515
4.00%, 12/1/2030 122,124 119,181
Pool# AD0716
6.50%, 12/1/2030 80,025 82,632
Pool# MA0641
4.00%, 2/1/2031 116,274 113,473
Pool# 560868
7.50%, 2/1/2031 345 344
Pool# BC5968
2.50%, 4/1/2031 27,755 26,205
Pool# BC4430
3.00%, 4/1/2031 9,821 9,392
Pool# AL8566
3.00%, 6/1/2031 31,668 30,360
Pool# AL8565
3.00%, 6/1/2031 29,720 28,494
Pool# AS8028
2.50%, 9/1/2031 87,185 82,305
Pool# 607212
7.50%, 10/1/2031 1,938 1,936
Pool# BM3814
2.50%, 12/1/2031 47,496 44,839
Pool# AS8609
3.00%, 1/1/2032 39,741 38,103
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL9585
3.50%, 1/1/2032 10,549 10,291
Pool# BM4624
3.00%, 2/1/2032 35,028 33,585
Pool# AS8767
3.00%, 2/1/2032 31,167 29,880
Pool# AL9871
3.00%, 2/1/2032 14,177 13,593
Pool# BM3269
2.50%, 4/1/2032 78,909 74,495
Pool# BM4088
3.00%, 6/1/2032 30,160 28,917
Pool# MA1107
3.50%, 7/1/2032 29,351 28,651
Pool# BH6610
3.50%, 7/1/2032 8,837 8,619
Pool# BM1669
3.00%, 8/1/2032 17,166 16,457
Pool# BM5167
3.50%, 9/1/2032 7,061 6,888
Pool# BH9391
3.50%, 10/1/2032 7,744 7,554
Pool# BM3977
3.00%, 12/1/2032 64,615 61,945
Pool# CA0951
3.00%, 12/1/2032 42,419 40,665
Pool# FM1661
2.50%, 1/1/2033 180,364 171,634
Pool# BM4338
2.50%, 1/1/2033 78,096 73,726
Pool# 656559
6.50%, 2/1/2033 8,945 9,231
Pool# 694846
6.50%, 4/1/2033 4,113 4,248
Pool# AB9402
3.00%, 5/1/2033 101,496 95,741
Pool# AB9403
3.00%, 5/1/2033 37,585 35,455
Pool# MA1527
3.00%, 8/1/2033 174,914 164,996
Pool# 750229
6.50%, 10/1/2033 11,360 11,724
Pool# 725228
6.00%, 3/1/2034 235,116 244,073
Pool# 788027
6.50%, 9/1/2034 14,181 14,635
Pool# FM4900
2.00%, 12/1/2035 58,821 53,228
Pool# CA8789
2.00%, 2/1/2036 354,428 319,825
Pool# CA9145
2.00%, 2/1/2036 286,242 258,305
Pool# FM5571
2.00%, 2/1/2036 162,416 146,964
Pool# CA9475
2.00%, 3/1/2036 92,696 83,646
Pool# CB0262
2.00%, 4/1/2036 1,876,850 1,693,632
Pool# FM8538
2.00%, 8/1/2036 21,343 19,265

Nationwide Bond Index Fund - April 30, 2023 (Unaudited) - Statement of Investments - 35
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL4260
5.50%, 9/1/2036 18,962 19,646
Pool# MA4441
1.50%, 10/1/2036 42,880 37,718
Pool# FS0180
2.00%, 12/1/2036 133,649 120,596
Pool# FS0155
2.00%, 12/1/2036 65,259 58,906
Pool# BU1381
2.00%, 12/1/2036 44,254 39,944
Pool# CB2709
2.00%, 1/1/2037 109,264 98,626
Pool# MA4535
1.50%, 2/1/2037 293,916 258,540
Pool# MA4566
1.50%, 3/1/2037 503,014 442,471
Pool# MA4581
1.50%, 4/1/2037 77,714 68,360
Pool# CB3441
2.50%, 4/1/2037 34,981 32,497
Pool# FS2497
1.50%, 8/1/2037 42,053 36,995
Pool# 955194
7.00%, 11/1/2037 73,289 76,806
Pool# AB1735
3.50%, 11/1/2040 4,778 4,559
Pool# AB2067
3.50%, 1/1/2041 155,681 149,226
Pool# AB2068
3.50%, 1/1/2041 86,613 82,656
Pool# 932888
3.50%, 1/1/2041 62,264 59,412
Pool# 932891
3.50%, 1/1/2041 10,765 10,271
Pool# AI9920
4.00%, 9/1/2041 4,314 4,212
Pool# AI9851
4.50%, 9/1/2041 22,488 22,510
Pool# AJ5431
4.50%, 10/1/2041 48,859 48,983
Pool# AJ4861
4.00%, 12/1/2041 73,010 71,422
Pool# AX5316
4.50%, 1/1/2042 7,675 7,702
Pool# AL2499
4.50%, 1/1/2042 2,474 2,484
Pool# AW8167
3.50%, 2/1/2042 172,618 164,694
Pool# AB5185
3.50%, 5/1/2042 130,315 124,333
Pool# AO3575
4.50%, 5/1/2042 44,893 44,938
Pool# AP2092
4.50%, 8/1/2042 11,300 11,143
Pool# AP7489
4.00%, 9/1/2042 212,144 207,525
Pool# AL2782
4.50%, 9/1/2042 31,220 31,332
Pool# AL2677
3.50%, 11/1/2042 81,168 77,442
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA1273
3.50%, 12/1/2042 100,927 96,283
Pool# AR8213
3.50%, 4/1/2043 93,235 88,954
Pool# AB9238
3.00%, 5/1/2043 323,812 298,165
Pool# AB9237
3.00%, 5/1/2043 258,842 238,340
Pool# AB9236
3.00%, 5/1/2043 60,302 55,526
Pool# AB9362
3.50%, 5/1/2043 228,255 217,714
Pool# AT4145
3.00%, 6/1/2043 125,119 115,208
Pool# AB9814
3.00%, 7/1/2043 321,379 295,924
Pool# AS0255
4.50%, 8/1/2043 88,368 88,137
Pool# AS0516
3.00%, 9/1/2043 120,878 111,306
Pool# BM4222
3.00%, 1/1/2044 166,922 153,710
Pool# AW1006
4.00%, 5/1/2044 63,809 62,498
Pool# AL7767
4.50%, 6/1/2044 4,166 4,084
Pool# AS3946
4.00%, 12/1/2044 207,678 202,679
Pool# BM3611
4.00%, 1/1/2045 32,287 31,584
Pool# BM3804
3.50%, 2/1/2045 18,133 17,294
Pool# AL9555
4.00%, 2/1/2045 458,928 448,944
Pool# AL6889
4.50%, 2/1/2045 33,061 32,974
Pool# BM3931
3.00%, 3/1/2045 37,005 34,076
Pool# BM3664
3.00%, 5/1/2045 166,593 153,408
Pool# AS4921
3.50%, 5/1/2045 225,970 213,912
Pool# BM5562
4.00%, 6/1/2045 55,274 54,054
Pool# AL7207
4.50%, 8/1/2045 41,987 41,877
Pool# AS6362
4.50%, 12/1/2045 7,077 7,045
Pool# AS6474
3.50%, 1/1/2046 66,661 63,356
Pool# AS6539
3.50%, 1/1/2046 61,522 58,472
Pool# AL9849
3.50%, 1/1/2046 50,569 48,232
Pool# AL9781
4.50%, 2/1/2046 65,232 65,239
Pool# BM4621
3.50%, 3/1/2046 39,240 37,439
Pool# BC0823
3.50%, 4/1/2046 39,790 37,569

36 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL8833
4.00%, 6/1/2046 69,173 67,752
Pool# AS7545
3.50%, 7/1/2046 57,880 54,649
Pool# MA2705
3.00%, 8/1/2046 146,892 134,924
Pool# BC1489
3.00%, 8/1/2046 21,947 20,176
Pool# AS7760
4.00%, 8/1/2046 62,381 60,779
Pool# AS7770
4.50%, 8/1/2046 4,923 4,907
Pool# AL8947
3.50%, 9/1/2046 12,391 11,699
Pool# AL9263
3.00%, 10/1/2046 42,383 38,873
Pool# BM3932
3.50%, 10/1/2046 49,626 46,856
Pool# FM1871
4.00%, 10/1/2046 41,445 40,544
Pool# BC4766
4.50%, 10/1/2046 10,598 10,549
Pool# AS8154
4.50%, 10/1/2046 3,220 3,209
Pool# FM1368
3.00%, 11/1/2046 408,353 376,013
Pool# BC9003
3.00%, 11/1/2046 45,847 42,036
Pool# BE5067
3.50%, 11/1/2046 134,246 126,836
Pool# BC9067
3.00%, 12/1/2046 63,878 58,545
Pool# AS8417
3.50%, 12/1/2046 53,442 50,458
Pool# AS8650
3.00%, 1/1/2047 309,295 282,302
Pool# AS8692
3.50%, 1/1/2047 54,314 51,335
Pool# BD2440
3.50%, 1/1/2047 19,364 18,283
Pool# BE7115
4.50%, 1/1/2047 2,315 2,302
Pool# BD5046
3.50%, 2/1/2047 18,817 17,766
Pool# AS8979
4.50%, 3/1/2047 13,933 13,874
Pool# BM3707
2.50%, 4/1/2047 41,018 36,141
Pool# AS9467
4.00%, 4/1/2047 5,587 5,439
Pool# AS9470
4.50%, 4/1/2047 44,331 44,102
Pool# BH0304
4.50%, 4/1/2047 3,257 3,241
Pool# AS9562
3.00%, 5/1/2047 25,569 23,379
Pool# BM3237
3.50%, 5/1/2047 95,394 90,305
Pool# AS9577
3.50%, 5/1/2047 76,143 71,891
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS9586
4.00%, 5/1/2047 348,455 340,435
Pool# BM1268
4.00%, 5/1/2047 109,224 106,328
Pool# AS9794
3.50%, 6/1/2047 71,257 67,609
Pool# BE3702
4.00%, 6/1/2047 32,976 31,993
Pool# BM1295
4.50%, 6/1/2047 41,762 41,576
Pool# BE9624
4.50%, 6/1/2047 18,837 18,682
Pool# BM3801
3.00%, 7/1/2047 101,879 93,374
Pool# AS9909
3.50%, 7/1/2047 58,122 55,021
Pool# BM3556
4.00%, 9/1/2047 21,731 21,473
Pool# CA0623
4.50%, 10/1/2047 8,338 8,314
Pool# BM3379
3.00%, 12/1/2047 183,680 168,678
Pool# BJ1699
4.00%, 12/1/2047 69,385 68,561
Pool# MA3238
3.50%, 1/1/2048 104,261 98,366
Pool# MA3277
4.00%, 2/1/2048 75,838 73,174
Pool# BK1972
4.50%, 3/1/2048 16,339 16,370
Pool# MA3332
3.50%, 4/1/2048 80,370 75,757
Pool# CA1531
3.50%, 4/1/2048 25,560 24,376
Pool# CA1510
3.50%, 4/1/2048 23,427 22,086
Pool# CA1560
4.50%, 4/1/2048 25,450 25,286
Pool# CA1898
4.50%, 6/1/2048 49,314 49,211
Pool# CA1951
4.00%, 7/1/2048 22,382 21,735
Pool# BK6577
4.50%, 7/1/2048 4,078 4,031
Pool# CA2376
4.00%, 9/1/2048 31,840 30,920
Pool# MA3495
4.00%, 10/1/2048 64,171 62,297
Pool# BM4664
4.50%, 10/1/2048 34,229 34,080
Pool# FM1001
3.50%, 11/1/2048 12,173 11,486
Pool# MA3521
4.00%, 11/1/2048 49,691 48,192
Pool# MA3536
4.00%, 12/1/2048 50,598 49,120
Pool# BN0340
4.50%, 12/1/2048 72,286 71,521
Pool# CA2779
4.50%, 12/1/2048 36,142 35,985

Nationwide Bond Index Fund - April 30, 2023 (Unaudited) - Statement of Investments - 37
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA3563
4.00%, 1/1/2049 200,013 194,171
Pool# BN3944
4.00%, 1/1/2049 20,510 19,911
Pool# CA3387
4.00%, 4/1/2049 74,280 72,557
Pool# CA3489
4.00%, 5/1/2049 45,191 44,147
Pool# MA3665
4.50%, 5/1/2049 67,548 67,079
Pool# CA3669
4.00%, 6/1/2049 86,834 84,382
Pool# CA3825
4.00%, 7/1/2049 26,417 25,834
Pool# FM2887
3.00%, 3/1/2050 94,298 85,706
Pool# FM0077
3.00%, 3/1/2050 45,546 41,257
Pool# CA5510
3.00%, 4/1/2050 149,728 135,762
Pool# MA4077
2.00%, 7/1/2050 94,723 79,091
Pool# CA6598
2.50%, 8/1/2050 321,157 278,678
Pool# BQ4909
2.00%, 9/1/2050 830,941 694,644
Pool# CA6985
2.00%, 9/1/2050 534,543 446,273
Pool# FM4222
2.50%, 9/1/2050 622,646 546,330
Pool# CA7572
2.50%, 10/1/2050 489,938 431,658
Pool# CA7368
2.50%, 10/1/2050 392,511 342,173
Pool# CA7369
2.50%, 10/1/2050 291,718 254,307
Pool# MA4181
1.50%, 11/1/2050 456,669 360,259
Pool# FM4808
2.50%, 11/1/2050 267,429 231,973
Pool# MA4210
2.50%, 12/1/2050 70,333 61,160
Pool# CA8442
2.00%, 1/1/2051 1,025,621 856,659
Pool# FM6031
2.00%, 2/1/2051 1,361,922 1,135,774
Pool# CA8893
2.00%, 2/1/2051 409,723 341,838
Pool# BQ9747
2.00%, 2/1/2051 351,561 293,316
Pool# CA8823
2.00%, 2/1/2051 223,282 186,305
Pool# FM6135
2.00%, 2/1/2051 145,081 121,066
Pool# FM6554
2.00%, 3/1/2051 555,603 463,553
Pool# FM6569
2.50%, 3/1/2051 606,314 525,551
Pool# FM7677
2.50%, 3/1/2051 587,243 511,965
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM6834
2.00%, 4/1/2051 689,610 575,357
Pool# CB0235
2.00%, 4/1/2051 317,225 264,711
Pool# CB0149
2.00%, 4/1/2051 211,329 176,245
Pool# CB0400
2.00%, 5/1/2051 86,318 72,913
Pool# CB0684
2.00%, 6/1/2051 329,937 275,318
Pool# FM8630
1.50%, 7/1/2051 40,671 32,120
Pool# CB1110
2.00%, 7/1/2051 88,310 73,604
Pool# FM8160
2.50%, 7/1/2051 170,358 149,302
Pool# FM8007
2.50%, 7/1/2051 105,107 91,618
Pool# FM8011
2.50%, 8/1/2051 332,143 290,271
Pool# FM8441
2.50%, 8/1/2051 134,014 116,160
Pool# CB1330
2.50%, 8/1/2051 109,948 95,366
Pool# MA4399
2.50%, 8/1/2051 88,948 77,097
Pool# FM8794
2.50%, 9/1/2051 328,203 284,446
Pool# FM9082
2.00%, 10/1/2051 112,761 94,132
Pool# CB1871
2.50%, 10/1/2051 399,441 346,215
Pool# MA4464
1.50%, 11/1/2051 52,766 41,623
Pool# MA4465
2.00%, 11/1/2051 712,566 592,677
Pool# FM9450
2.00%, 11/1/2051 110,333 92,201
Pool# FM9491
2.50%, 11/1/2051 46,032 39,893
Pool# FM9494
2.50%, 11/1/2051 29,264 25,359
Pool# FM9543
2.50%, 12/1/2051 476,511 413,070
Pool# CB2410
2.50%, 12/1/2051 117,184 101,556
Pool# FM9806
2.50%, 12/1/2051 101,652 88,096
Pool# MA4512
2.50%, 1/1/2052 850,696 736,803
Pool# BU8176
2.50%, 1/1/2052 458,516 397,416
Pool# FS2639
2.50%, 1/1/2052 338,641 293,553
Pool# BU9929
2.00%, 2/1/2052 257,245 214,326
Pool# MA4578
2.50%, 4/1/2052 378,998 328,296
Pool# CB3351
2.50%, 4/1/2052 71,608 62,050

38 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4700
4.00%, 8/1/2052 74,378 71,117
Pool# FS2972
4.50%, 10/1/2052 48,862 47,888
Pool# CB5084
5.00%, 11/1/2052 50,034 50,219
Pool# CB5268
4.50%, 12/1/2052 342,428 335,020
Pool# FS3416
5.00%, 12/1/2052 98,169 98,532
Pool# CB5535
5.00%, 1/1/2053 248,743 247,753
Pool# BW5089
5.00%, 1/1/2053 73,671 73,261
Pool# CB5836
5.00%, 3/1/2053 49,000 49,511
Pool# CB5908
5.50%, 3/1/2053 76,796 78,626
Pool# FS4070
5.50%, 3/1/2053 51,278 52,174
Pool# CB6004
5.50%, 4/1/2053 319,990 327,592
Pool# CB6182
5.00%, 5/1/2053 150,000 149,156
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
2.00%, 5/25/2038 75,000 67,687
2.50%, 5/25/2038 264,000 245,324
3.00%, 5/25/2038 175,000 166,340
3.50%, 5/25/2038 300,000 290,473
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
1.50%, 5/25/2053 225,000 177,333
3.00%, 5/25/2053 725,000 651,197
3.50%, 5/25/2053 875,000 812,998
4.00%, 5/25/2053 350,000 334,551
4.50%, 5/25/2053 524,000 512,230
5.00%, 5/25/2053 576,000 572,693
5.50%, 5/25/2053 371,000 374,043
GNMA I Pool
Pool# 376510
7.00%, 5/15/2024 68 68
Pool# 457801
7.00%, 8/15/2028 752 762
Pool# 486936
6.50%, 2/15/2029 336 345
Pool# 502969
6.00%, 3/15/2029 1,079 1,101
Pool# 487053
7.00%, 3/15/2029 422 429
Pool# 781014
6.00%, 4/15/2029 756 772
Pool# 509099
7.00%, 6/15/2029 1,588 1,604
Pool# 434505
7.50%, 8/15/2029 27 27
Pool# 781124
7.00%, 12/15/2029 2,742 2,871
Pool# 507396
7.50%, 9/15/2030 19,311 19,371
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 531352
7.50%, 9/15/2030 1,278 1,281
Pool# 536334
7.50%, 10/15/2030 95 95
Pool# 540659
7.00%, 1/15/2031 445 450
Pool# 486019
7.50%, 1/15/2031 480 481
Pool# 535388
7.50%, 1/15/2031 304 304
Pool# 528589
6.50%, 3/15/2031 5,365 5,503
Pool# 508473
7.50%, 4/15/2031 1,946 1,960
Pool# 544470
8.00%, 4/15/2031 892 891
Pool# 781287
7.00%, 5/15/2031 1,326 1,392
Pool# 781319
7.00%, 7/15/2031 414 444
Pool# 485879
7.00%, 8/15/2031 1,924 1,968
Pool# 572554
6.50%, 9/15/2031 17,743 18,202
Pool# 781328
7.00%, 9/15/2031 1,250 1,315
Pool# 550991
6.50%, 10/15/2031 288 296
Pool# 571267
7.00%, 10/15/2031 172 174
Pool# 555171
6.50%, 12/15/2031 707 725
Pool# 781380
7.50%, 12/15/2031 417 445
Pool# 781481
7.50%, 1/15/2032 1,993 2,125
Pool# 580972
6.50%, 2/15/2032 97 99
Pool# 781401
7.50%, 2/15/2032 1,385 1,464
Pool# 781916
6.50%, 3/15/2032 15,072 15,458
Pool# 552474
7.00%, 3/15/2032 2,259 2,350
Pool# 781478
7.50%, 3/15/2032 769 816
Pool# 781429
8.00%, 3/15/2032 1,410 1,502
Pool# 781431
7.00%, 4/15/2032 5,044 5,372
Pool# 552616
7.00%, 6/15/2032 21,057 21,847
Pool# 570022
7.00%, 7/15/2032 7,841 8,212
Pool# 595077
6.00%, 10/15/2032 2,521 2,645
Pool# 552903
6.50%, 11/15/2032 28,499 29,232
Pool# 552952
6.00%, 12/15/2032 1,916 1,957

Nationwide Bond Index Fund - April 30, 2023 (Unaudited) - Statement of Investments - 39
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 602102
6.00%, 2/15/2033 8,672 8,854
Pool# 588192
6.00%, 2/15/2033 1,779 1,817
Pool# 553144
5.50%, 4/15/2033 6,372 6,524
Pool# 604243
6.00%, 4/15/2033 3,357 3,493
Pool# 611526
6.00%, 5/15/2033 4,832 4,930
Pool# 553320
6.00%, 6/15/2033 9,433 9,797
Pool# 604788
6.50%, 11/15/2033 30,413 31,222
Pool# 781688
6.00%, 12/15/2033 13,305 14,024
Pool# 604875
6.00%, 12/15/2033 11,567 12,129
Pool# 781690
6.00%, 12/15/2033 4,867 5,131
Pool# 781699
7.00%, 12/15/2033 1,684 1,734
Pool# 621856
6.00%, 1/15/2034 5,469 5,581
Pool# 564799
6.00%, 3/15/2034 4,237 4,323
Pool# 630038
6.50%, 8/15/2034 19,269 19,763
Pool# 781804
6.00%, 9/15/2034 12,561 13,242
Pool# 781847
6.00%, 12/15/2034 9,538 10,055
Pool# 486921
5.50%, 2/15/2035 3,260 3,374
Pool# 781902
6.00%, 2/15/2035 12,910 13,604
Pool# 649510
5.50%, 10/15/2035 38,322 39,352
Pool# 652207
5.50%, 3/15/2036 26,546 27,061
Pool# 655519
5.00%, 5/15/2036 12,379 12,666
Pool# 652539
5.00%, 5/15/2036 4,289 4,384
Pool# 606308
5.50%, 5/15/2036 4,416 4,509
Pool# 656666
6.00%, 6/15/2036 10,199 10,476
Pool# 657912
6.50%, 8/15/2036 2,048 2,101
Pool# 704630
5.50%, 7/15/2039 10,679 10,973
Pool# 757039
4.00%, 12/15/2040 113,226 110,472
Pool# 757038
4.00%, 12/15/2040 111,980 109,809
Pool# 755656
4.00%, 12/15/2040 37,403 36,862
Pool# 757044
4.00%, 12/15/2040 35,517 34,936
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 742235
4.00%, 12/15/2040 30,662 30,067
Pool# 755655
4.00%, 12/15/2040 22,849 22,520
Pool# 757043
4.00%, 12/15/2040 16,855 16,528
Pool# 756631
4.00%, 12/15/2040 11,554 11,387
Pool# 755959
4.00%, 1/15/2041 82,048 80,861
Pool# 742244
4.00%, 1/15/2041 72,514 71,117
Pool# 753826
4.00%, 1/15/2041 37,068 36,349
Pool# 690662
4.00%, 1/15/2041 26,684 26,166
Pool# 719486
4.00%, 1/15/2041 7,173 7,009
Pool# 757555
4.00%, 2/15/2041 15,732 15,552
Pool# 757557
4.00%, 2/15/2041 7,684 7,534
Pool# AD6012
3.50%, 4/15/2043 224,648 218,178
Pool# AA6307
3.50%, 4/15/2043 64,749 62,785
Pool# AA6403
3.00%, 5/15/2043 309,230 289,847
Pool# 783781
3.50%, 6/15/2043 69,310 67,320
Pool# 784015
3.00%, 7/15/2043 17,035 15,967
Pool# 784714
3.00%, 1/15/2044 89,648 84,028
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 66,824 69,242
Pool# 4559
5.00%, 10/20/2039 91,595 94,194
Pool# 737727
4.00%, 12/20/2040 380,975 373,327
Pool# 737730
4.00%, 12/20/2040 107,487 105,337
Pool# 4923
4.50%, 1/20/2041 62,380 62,932
Pool# 4978
4.50%, 3/20/2041 8,757 8,834
Pool# 5017
4.50%, 4/20/2041 89,781 90,575
Pool# 5082
4.50%, 6/20/2041 159,940 161,356
Pool# 675523
3.50%, 3/20/2042 146,865 138,758
Pool# MA0462
3.50%, 10/20/2042 230,798 220,934
Pool# MA0625
3.50%, 12/20/2042 177,095 169,542
Pool# MA0698
3.00%, 1/20/2043 148,773 138,757

40 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# AF1001
3.50%, 6/20/2043 117,420 110,941
Pool# AJ9335
3.50%, 10/20/2044 8,409 7,971
Pool# MA2754
3.50%, 4/20/2045 84,687 80,807
Pool# MA2824
2.50%, 5/20/2045 124,633 111,963
Pool# MA2825
3.00%, 5/20/2045 176,996 165,234
Pool# MA2891
3.00%, 6/20/2045 465,647 433,256
Pool# MA2892
3.50%, 6/20/2045 38,977 37,114
Pool# MA2960
3.00%, 7/20/2045 153,213 142,972
Pool# MA3172
3.00%, 10/20/2045 54,223 50,570
Pool# MA3173
3.50%, 10/20/2045 3,339 3,179
Pool# MA3243
3.00%, 11/20/2045 48,658 45,330
Pool# MA3244
3.50%, 11/20/2045 62,975 59,964
Pool# 784098
3.00%, 12/20/2045 253,629 236,152
Pool# 784119
3.00%, 2/20/2046 201,875 187,860
Pool# MA3520
3.00%, 3/20/2046 170,630 158,703
Pool# MA3521
3.50%, 3/20/2046 143,820 136,924
Pool# MA3735
3.00%, 6/20/2046 163,479 151,698
Pool# MA3876
4.50%, 8/20/2046 5,637 5,677
Pool# MA3939
4.50%, 9/20/2046 3,454 3,411
Pool# MA4125
2.50%, 12/20/2046 48,132 43,211
Pool# MA4126
3.00%, 12/20/2046 566,203 524,802
Pool# MA4194
2.50%, 1/20/2047 120,753 108,181
Pool# MA4196
3.50%, 1/20/2047 16,333 15,571
Pool# MA4264
4.50%, 2/20/2047 6,041 6,060
Pool# MA4321
3.50%, 3/20/2047 210,953 200,902
Pool# AZ1974
3.50%, 4/20/2047 83,277 79,190
Pool# MA4384
4.50%, 4/20/2047 5,216 5,224
Pool# MA4512
4.50%, 6/20/2047 14,844 14,712
Pool# MA4652
3.50%, 8/20/2047 59,224 56,362
Pool# MA4836
3.00%, 11/20/2047 91,370 84,733
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 784421
3.50%, 12/20/2047 192,584 179,156
Pool# MA4900
3.50%, 12/20/2047 129,754 123,518
Pool# MA4962
3.50%, 1/20/2048 4,094 3,899
Pool# 784480
3.50%, 4/20/2048 49,576 47,147
Pool# 784481
3.50%, 4/20/2048 9,741 9,263
Pool# MA5191
3.50%, 5/20/2048 128,080 121,404
Pool# MA5331
4.50%, 7/20/2048 39,987 39,634
Pool# MA5465
3.50%, 9/20/2048 15,190 14,371
Pool# BK2856
4.50%, 12/20/2048 4,334 4,252
Pool# MA5818
4.50%, 3/20/2049 766,623 759,968
Pool# MA6092
4.50%, 8/20/2049 23,828 23,516
Pool# MA6409
3.00%, 1/20/2050 216,293 199,174
Pool# MA6764
2.00%, 7/20/2050 58,755 50,705
Pool# MA6818
2.00%, 8/20/2050 472,243 406,362
Pool# BW4732
2.50%, 8/20/2050 364,446 311,177
Pool# BW6206
2.50%, 8/20/2050 352,781 301,249
Pool# BW4741
2.50%, 9/20/2050 363,675 310,482
Pool# MA7051
2.00%, 12/20/2050 365,760 315,083
Pool# MA7311
2.00%, 4/20/2051 1,637,485 1,405,006
Pool# MA7472
2.50%, 7/20/2051 646,215 571,012
Pool# MA7767
2.50%, 12/20/2051 114,734 101,362
Pool# MA7936
2.50%, 3/20/2052 1,288,714 1,138,708
Pool# MA7987
2.50%, 4/20/2052 287,764 254,260
Pool# MA8197
2.50%, 8/20/2052 663,371 586,254
Pool# MA8201
4.50%, 8/20/2052 73,707 72,336
GNMA TBA
2.00%, 5/15/2053 250,000 214,067
2.50%, 5/15/2053 650,000 574,272
4.00%, 5/15/2053 1,225,000 1,177,770
4.50%, 5/15/2053 1,125,000 1,103,730
5.00%, 5/15/2053 675,000 671,968
Total Mortgage-Backed Securities
(cost $79,626,717)
71,971,024

Nationwide Bond Index Fund - April 30, 2023 (Unaudited) - Statement of Investments - 41
Municipal Bonds 0 .9%
Principal
Amount ($) Value ($)
California 0 .2%
Bay Area Toll Authority,
RB, 6.91%, 10/1/2050 25,000 32,918
Los Angeles Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 100,000 121,730
Los Angeles Unified School
District, GO, Series RY,
6.76%, 7/1/2034 100,000 116,415
Santa Clara Valley
Transportation Authority,
RB, Series A, 5.88%,
4/1/2032 95,000 100,740
State of California,
GO, 7.63%, 3/1/2040 100,000 130,374
University of California
3.06%, 7/1/2025 50,000 48,740
Series R, 5.77%, 5/15/2043 50,000 55,224
606,141
Georgia 0 .0%
†
Municipal Electric Authority
of Georgia, RB, Series A,
6.66%, 4/1/2057 44,000 49,282
Illinois 0 .1%
Chicago O'Hare International
Airport, RB, Series C,
4.57%, 1/1/2054 35,000 32,549
State of Illinois, GO, 5.10%,
6/1/2033 185,000 185,766
218,315
Louisiana 0 .0%
†
Louisiana Local Government
Environmental Facilities &
Community Development
Auth, RB, 5.20%, 12/1/2039 60,000 62,599
Nebraska 0 .0%
†
University of Nebraska
Facilities Corp. (The), RB,
Series A, 3.04%, 10/1/2049 55,000 43,794
New Jersey 0 .1%
New Jersey Economic
Development Authority, RB,
Series A, 7.43%, 2/15/2029 150,000 164,424
New Jersey Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 115,000 147,568
311,992
New York 0 .2%
Metropolitan Transportation
Authority, RB, 5.18%,
11/15/2049 25,000 23,648
New York City Municipal
Water Finance Authority,
RB, Series CC, 5.88%,
6/15/2044 25,000 28,710
Municipal Bonds
Principal
Amount ($) Value ($)
New York
New York City Transitional
Finance Authority Future
Tax Secured Revenue,
RB, Series B-1, 5.57%,
11/1/2038 100,000 107,272
New York State Dormitory
Authority, RB, Series F,
3.11%, 2/15/2039 100,000 84,640
New York State Thruway
Authority, RB, 2.90%,
1/1/2035 50,000 42,478
Port Authority of New York &
New Jersey, RB, 6.04%,
12/1/2029 100,000 108,426
395,174
Ohio 0 .1%
JobsOhio Beverage System,
RB, Series B, 4.53%,
1/1/2035 100,000 99,889
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 100,000 102,067
201,956
Texas 0 .2%
Dallas Fort Worth International
Airport, RB, Series A,
2.99%, 11/1/2038 50,000 42,547
Dallas Independent School
District, GO, Series C,
6.45%, 2/15/2035 150,000 151,932
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 25,000 18,874
State of Texas, GO, Series A,
5.52%, 4/1/2039 50,000 54,942
Texas Natural Gas
Securitization Finance Corp.
5.10%, 4/1/2035 15,000 15,747
5.17%, 4/1/2041 15,000 16,314
Texas Transportation
Commission State Highway
Fund, RB, 5.18%, 4/1/2030 100,000 103,929
404,285
Wisconsin 0 .0%
†
State of Wisconsin, RB, Series
C, 3.15%, 5/1/2027 20,000 19,212
Total Municipal Bonds
(cost $2,389,619)
2,312,750
Supranational 1 .2%
Asian Development Bank
1.50%, 10/18/2024 500,000 479,575
2.50%, 11/2/2027 250,000 237,795

42 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Bond Index Fund
Supranational
Principal
Amount ($) Value ($)
2.75%, 1/19/2028 200,000 192,148
3.13%, 9/26/2028 75,000 73,045
Asian Infrastructure
Investment Bank (The),
4.00%, 1/18/2028 100,000 100,772
European Investment Bank
1.63%, 3/14/2025(b) 200,000 190,880
0.38%, 3/26/2026 100,000 90,632
3.75%, 2/14/2033 200,000 203,173
Inter-American Development
Bank
4.00%, 1/12/2028 300,000 304,628
1.13%, 1/13/2031 50,000 41,727
International Bank for
Reconstruction &
Development
0.63%, 4/22/2025 500,000 466,652
2.50%, 7/29/2025 250,000 242,232
1.75%, 10/23/2029 250,000 222,908
International Finance Corp.,
1.38%, 10/16/2024 250,000 239,532
Nordic Investment Bank,
2.25%, 5/21/2024 200,000 194,760
Total Supranational
(cost $3,439,846)
3,280,459
U.S. Government Agency Securities 1 .1%
FHLB
3.13%, 6/13/2025 475,000 465,291
5.50%, 7/15/2036 200,000 231,359
FHLMC
0.25%, 8/24/2023 605,000 595,709
0.38%, 7/21/2025 65,000 59,936
6.75%, 3/15/2031 200,000 241,290
6.25%, 7/15/2032(b) 165,000 196,451
FNMA
2.63%, 9/6/2024 200,000 195,138
0.50%, 6/17/2025 500,000 463,764
6.25%, 5/15/2029 100,000 113,815
7.25%, 5/15/2030 200,000 243,799
0.88%, 8/5/2030(b) 80,000 65,746
Tennessee Valley Authority,
4.88%, 1/15/2048 100,000 102,070
Total U.S. Government Agency Securities
(cost $3,056,497)
2,974,368
U.S. Treasury Obligations 40 .9%
U.S. Treasury Bonds
6.00%, 2/15/2026 (b) 444,500 470,232
5.50%, 8/15/2028 (b) 300,000 327,785
5.25%, 11/15/2028 500,000 542,734
4.50%, 2/15/2036 (b) 400,000 446,703
4.75%, 2/15/2037 400,000 458,141
4.50%, 5/15/2038 500,000 557,246
4.50%, 8/15/2039 185,000 206,463
4.38%, 11/15/2039 480,000 526,781
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
1.13%, 5/15/2040 500,000 335,039
4.38%, 5/15/2040 200,000 219,297
3.88%, 8/15/2040 400,000 411,797
1.38%, 11/15/2040 300,000 207,645
4.25%, 11/15/2040 200,000 215,649
1.88%, 2/15/2041 500,000 375,606
1.75%, 8/15/2041 500,000 363,692
3.75%, 8/15/2041 150,000 150,322
2.00%, 11/15/2041 250,000 189,424
3.13%, 11/15/2041 300,000 274,324
2.38%, 2/15/2042 100,000 80,707
3.13%, 2/15/2042 80,000 72,994
3.25%, 5/15/2042 300,000 277,793
2.75%, 8/15/2042 500,000 427,637
3.38%, 8/15/2042 300,000 282,516
2.75%, 11/15/2042 250,000 213,154
4.00%, 11/15/2042 200,000 206,000
3.13%, 2/15/2043 650,000 587,387
3.88%, 2/15/2043 100,000 101,063
2.88%, 5/15/2043 900,000 781,066
3.63%, 8/15/2043 500,000 487,656
3.75%, 11/15/2043 650,000 645,252
3.63%, 2/15/2044 500,000 485,820
3.13%, 8/15/2044 400,000 358,531
3.00%, 11/15/2044 350,000 306,906
3.00%, 5/15/2045 400,000 349,672
2.50%, 2/15/2046 400,000 318,734
2.50%, 5/15/2046 400,000 318,484
2.25%, 8/15/2046 300,000 227,004
2.88%, 11/15/2046 275,000 234,899
3.00%, 2/15/2047 400,000 348,875
3.00%, 5/15/2047 400,000 348,656
2.75%, 8/15/2047 500,000 416,289
3.00%, 2/15/2048 500,000 436,445
3.00%, 8/15/2048 350,000 305,990
3.00%, 2/15/2049 400,000 350,578
2.88%, 5/15/2049 400,000 342,734
2.25%, 8/15/2049 500,000 376,465
2.38%, 11/15/2049 550,000 425,412
2.00%, 2/15/2050 500,000 354,805
1.25%, 5/15/2050 800,000 466,344
1.38%, 8/15/2050 700,000 421,121
1.63%, 11/15/2050 250,000 160,674
1.88%, 2/15/2051 950,000 650,119
2.38%, 5/15/2051 900,000 692,051
2.00%, 8/15/2051 700,000 492,707
1.88%, 11/15/2051 830,000 565,502
2.25%, 2/15/2052 800,000 596,969
2.88%, 5/15/2052 640,000 547,650
3.00%, 8/15/2052 600,000 527,063
4.00%, 11/15/2052 750,000 796,289
3.63%, 2/15/2053 750,000 743,672
U.S. Treasury Notes
2.25%, 4/30/2024 100,000 97,465
2.50%, 4/30/2024 100 98
2.50%, 5/15/2024 700,000 683,840
2.00%, 6/30/2024 500,000 484,961
2.13%, 7/31/2024 500,000 485,137
0.38%, 8/15/2024 1,000,000 948,086
2.38%, 8/15/2024 250,000 243,242

Nationwide Bond Index Fund - April 30, 2023 (Unaudited) - Statement of Investments - 43
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
1.88%, 8/31/2024 1,000,000 966,211
0.38%, 9/15/2024 500,000 473,027
1.50%, 9/30/2024 500,000 480,117
2.13%, 9/30/2024 500,000 484,453
4.25%, 9/30/2024 500,000 498,711
0.63%, 10/15/2024 1,000,000 946,914
1.50%, 10/31/2024 1,000,000 958,438
2.25%, 10/31/2024 1,000,000 969,219
0.75%, 11/15/2024 500,000 473,418
2.25%, 11/15/2024 660,000 639,427
2.13%, 11/30/2024 1,200,000 1,160,297
4.50%, 11/30/2024 400,000 400,953
4.25%, 12/31/2024 2,000,000 1,999,062
1.38%, 1/31/2025 600,000 571,758
2.50%, 1/31/2025 500,000 485,684
4.13%, 1/31/2025 1,000,000 998,437
2.00%, 2/15/2025 500,000 481,250
0.50%, 3/31/2025 700,000 654,363
2.63%, 3/31/2025 700,000 681,270
2.63%, 4/15/2025 300,000 291,750
0.38%, 4/30/2025 500,000 465,000
3.88%, 4/30/2025 700,000 697,977
2.13%, 5/15/2025 600,000 577,406
2.75%, 5/15/2025 500,000 487,305
0.25%, 5/31/2025 500,000 462,637
0.25%, 6/30/2025 500,000 462,090
2.75%, 6/30/2025 550,000 535,885
3.00%, 7/15/2025 700,000 685,480
2.88%, 7/31/2025 750,000 732,773
2.00%, 8/15/2025 500,000 478,965
0.25%, 8/31/2025 1,000,000 918,945
3.50%, 9/15/2025 600,000 594,562
0.25%, 9/30/2025 600,000 550,875
3.00%, 10/31/2025 800,000 783,406
2.25%, 11/15/2025 1,500,000 1,442,051
0.38%, 11/30/2025 1,300,000 1,190,516
4.00%, 12/15/2025 900,000 904,113
0.38%, 12/31/2025 1,200,000 1,098,141
3.88%, 1/15/2026 2,000,000 2,003,203
0.38%, 1/31/2026 1,000,000 911,523
2.63%, 1/31/2026 750,000 727,119
1.63%, 2/15/2026 400,000 377,266
4.00%, 2/15/2026 500,000 502,852
4.63%, 3/15/2026 800,000 819,125
0.75%, 3/31/2026 500,000 459,570
0.63%, 7/31/2026 1,000,000 906,953
1.50%, 8/15/2026 400,000 373,078
0.75%, 8/31/2026 1,000,000 908,789
1.38%, 8/31/2026 1,000,000 928,086
1.63%, 9/30/2026 1,000,000 935,078
1.63%, 10/31/2026 1,000,000 934,023
2.00%, 11/15/2026 1,000,000 945,352
1.25%, 12/31/2026 700,000 643,070
1.50%, 1/31/2027 800,000 740,750
2.25%, 2/15/2027 800,000 761,719
1.13%, 2/28/2027 1,000,000 912,539
1.88%, 2/28/2027 700,000 656,578
0.63%, 3/31/2027 500,000 446,172
2.50%, 3/31/2027 600,000 575,766
0.50%, 4/30/2027 500,000 442,949
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
2.75%, 4/30/2027 450,000 435,691
2.38%, 5/15/2027 500,000 477,266
2.63%, 5/31/2027 700,000 674,297
2.75%, 7/31/2027 300,000 290,238
2.25%, 8/15/2027 500,000 474,063
0.50%, 8/31/2027 500,000 438,867
3.13%, 8/31/2027 700,000 687,695
0.38%, 9/30/2027 500,000 435,371
4.13%, 9/30/2027 700,000 715,832
0.50%, 10/31/2027 500,000 436,934
4.13%, 10/31/2027 500,000 511,602
2.25%, 11/15/2027 870,000 822,796
0.63%, 11/30/2027 250,000 219,336
3.88%, 11/30/2027 430,000 436,215
0.63%, 12/31/2027 500,000 437,832
3.88%, 12/31/2027 800,000 811,531
0.75%, 1/31/2028 500,000 439,570
3.50%, 1/31/2028 1,300,000 1,298,527
2.75%, 2/15/2028 1,000,000 965,781
1.13%, 2/29/2028 700,000 625,734
4.00%, 2/29/2028 300,000 306,609
1.25%, 3/31/2028 500,000 448,945
3.63%, 3/31/2028 (b) 600,000 603,234
1.25%, 4/30/2028 700,000 627,348
3.50%, 4/30/2028 500,000 500,117
2.88%, 5/15/2028 1,000,000 969,609
1.25%, 5/31/2028 700,000 626,363
1.25%, 6/30/2028 700,000 625,133
1.00%, 7/31/2028 1,000,000 879,609
2.88%, 8/15/2028 1,000,000 968,750
1.25%, 9/30/2028 500,000 443,984
1.38%, 10/31/2028 500,000 446,504
1.50%, 11/30/2028 500,000 448,887
1.75%, 1/31/2029 500,000 454,004
2.63%, 2/15/2029 457,000 435,489
2.38%, 3/31/2029 400,000 375,469
2.88%, 4/30/2029 350,000 337,764
2.38%, 5/15/2029 100,000 93,820
2.75%, 5/31/2029 500,000 478,965
3.25%, 6/30/2029 400,000 393,922
2.63%, 7/31/2029 200,000 190,055
1.63%, 8/15/2029 500,000 448,477
3.13%, 8/31/2029 400,000 391,187
3.88%, 9/30/2029 300,000 306,176
4.00%, 10/31/2029 300,000 308,496
1.75%, 11/15/2029 250,000 225,830
3.88%, 11/30/2029 850,000 868,428
3.88%, 12/31/2029 700,000 715,695
3.50%, 1/31/2030 650,000 650,330
1.50%, 2/15/2030 700,000 617,695
4.00%, 2/28/2030 350,000 360,773
3.63%, 3/31/2030 400,000 403,688
3.50%, 4/30/2030 400,000 400,688
0.63%, 5/15/2030 700,000 577,418
0.63%, 8/15/2030 950,000 779,668
0.88%, 11/15/2030 800,000 667,750
1.13%, 2/15/2031 1,200,000 1,019,297
1.63%, 5/15/2031 1,100,000 964,219
1.25%, 8/15/2031 500,000 422,813
1.38%, 11/15/2031 1,200,000 1,020,281

44 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Bond Index Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
1.88%, 2/15/2032 1,100,000 972,168
2.88%, 5/15/2032 1,000,000 957,109
2.75%, 8/15/2032 1,100,000 1,041,047
4.13%, 11/15/2032 750,000 791,602
3.50%, 2/15/2033 1,150,000 1,156,828
Total U.S. Treasury Obligations
(cost $117,297,329)
109,303,261
Repurchase Agreement 0 .6%
CF Secured, LLC
4.77%, dated 4/28/2023,
due 5/1/2023, repurchase
price $1,616,874,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
5/15/2023 - 2/15/2053;
total market value
$1,649,211. (f)(g) 1,616,231 1,616,231
Total Repurchase Agreement
(cost $1,616,231)
1,616,231
Total Investments
(cost $289,335,406) — 99.8%
266,446,276
Other assets in excess of
liabilities — 0.2% 436,075
NET ASSETS — 100.0%
$ 266,882,351
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2023.
(b) The security or a portion of this security is on loan as of April
30, 2023. The total value of securities on loan as of April
30, 2023 was $3,922,581, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $1,616,231 and by $2,396,051 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 7.63%, and maturity dates ranging from
7/20/2023 – 11/15/2052, a total value of $4,012,282.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of April 30, 2023.
(d) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2023 was
$896,630 which represents 0.34% of net assets.
(e) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 7 for further information. The interest rate shown was
the current rate as of April 30, 2023.
(f) Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of
securities purchased with cash collateral as of April 30, 2023 was $1,616,231.
(g) Please refer to Note 2 for additional information on the joint repurchase agreement.
ACES Alternative Credit Enhancement Services
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide International Index Fund - April 30, 2023 (Unaudited) - Statement of Investments - 45
Common Stocks 98 .7%
Shares Value ($)
AUSTRALIA 7 .6%
Banks 1 .7%
ANZ Group Holdings Ltd.(a) 207,846 3,362,490
Commonwealth Bank of
Australia 116,933 7,713,945
National Australia Bank Ltd. 216,244 4,138,805
Westpac Banking Corp. 243,276 3,630,997
18,846,237
Beverages 0 .1%
Treasury Wine Estates Ltd. 51,491 474,489
Broadline Retail 0 .3%
Wesfarmers Ltd.(a) 78,224 2,694,448
Capital Markets 0 .3%
ASX Ltd. 13,815 627,970
Macquarie Group Ltd. 25,281 3,072,956
3,700,926
Chemicals 0 .0%
†
Orica Ltd. 29,622 318,734
Commercial Services & Supplies 0 .1%
Brambles Ltd. 96,649 914,083
Consumer Staples Distribution & Retail 0 .3%
Coles Group Ltd. 92,135 1,109,745
Endeavour Group Ltd. 104,029 468,430
Woolworths Group Ltd. 83,674 2,155,767
3,733,942
Diversified Consumer Services 0 .0%
†
IDP Education Ltd.(a) 13,438 250,806
Diversified REITs 0 .1%
GPT Group (The) 137,772 403,462
Mirvac Group 267,661 428,125
Stockland 165,199 487,573
1,319,160
Diversified Telecommunication Services 0 .1%
Telstra Group Ltd. 278,831 807,101
Electric Utilities 0 .1%
Origin Energy Ltd. 116,431 641,602
Gas Utilities 0 .1%
APA Group 84,857 578,732
Ground Transportation 0 .0%
†
Aurizon Holdings Ltd. 133,553 302,890
Health Care Equipment & Supplies 0 .1%
Cochlear Ltd. 4,613 754,455
Health Care Providers & Services 0 .1%
EBOS Group Ltd. 11,291 309,358
Ramsay Health Care Ltd. 11,924 510,889
Sonic Healthcare Ltd. 30,460 716,527
1,536,774
Hotels, Restaurants & Leisure 0 .4%
Aristocrat Leisure Ltd. 41,355 1,039,797
Flutter Entertainment plc* 11,613 2,324,881
Lottery Corp. Ltd. (The) 153,653 513,011
3,877,689
Industrial REITs 0 .1%
Goodman Group 116,690 1,499,650
Common Stocks
Shares Value ($)
AUSTRALIA
Insurance 0 .3%
Insurance Australia Group
Ltd. 171,020 564,643
Medibank Pvt Ltd. 201,974 476,897
QBE Insurance Group Ltd. 102,269 1,039,220
Suncorp Group Ltd. 83,399 692,420
2,773,180
Interactive Media & Services 0 .1%
REA Group Ltd.(a) 3,805 357,038
SEEK Ltd. 23,184 375,517
732,555
Metals & Mining 2 .5%
BHP Group Ltd. 349,630 10,318,213
BlueScope Steel Ltd. 30,384 401,265
Fortescue Metals Group Ltd.
(a) 116,760 1,614,121
Glencore plc 708,355 4,179,711
IGO Ltd. 46,422 423,710
Mineral Resources Ltd. 11,753 574,761
Newcrest Mining Ltd. 61,580 1,179,064
Northern Star Resources Ltd. 81,475 722,092
Pilbara Minerals Ltd. 172,365 489,852
Rio Tinto Ltd. 25,794 1,927,002
Rio Tinto plc 77,354 4,911,842
South32 Ltd. 320,471 907,934
27,649,567
Office REITs 0 .0%
†
Dexus 76,412 394,775
Oil, Gas & Consumable Fuels 0 .4%
Ampol Ltd. 16,855 334,987
Santos Ltd. 219,959 1,032,678
Washington H Soul Pattinson
& Co. Ltd. 13,947 291,143
Woodside Energy Group Ltd. 130,858 2,968,035
4,626,843
Passenger Airlines 0 .0%
†
Qantas Airways Ltd.* 66,884 292,919
Professional Services 0 .1%
Computershare Ltd. 36,929 548,100
Real Estate Management & Development 0 .0%
†
Lendlease Corp. Ltd. 50,342 248,796
Retail REITs 0 .1%
Scentre Group 367,601 702,792
Vicinity Ltd. 259,245 361,438
1,064,230
Software 0 .0%
†
WiseTech Global Ltd. 10,338 470,490
Trading Companies & Distributors 0 .0%
†
Reece Ltd.(a) 16,184 196,056
Transportation Infrastructure 0 .2%
Transurban Group 211,990 2,104,336
83,353,565
AUSTRIA 0 .2%
Banks 0 .1%
Erste Group Bank AG 23,707 864,667

46 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
AUSTRIA
Electric Utilities 0 .0%
†
Verbund AG 4,864 433,026
Metals & Mining 0 .0%
†
voestalpine AG 8,334 289,295
Oil, Gas & Consumable Fuels 0 .0%
†
OMV AG 9,962 471,331
Paper & Forest Products 0 .1%
Mondi plc 34,172 543,760
2,602,079
BELGIUM 0 .9%
Banks 0 .1%
KBC Group NV 17,223 1,229,791
Beverages 0 .4%
Anheuser-Busch InBev SA/
NV 60,354 3,929,577
Chemicals 0 .1%
Solvay SA 5,172 621,120
Umicore SA 14,667 482,283
1,103,403
Distributors 0 .0%
†
D'ieteren Group(a) 1,799 339,068
Electric Utilities 0 .0%
†
Elia Group SA/NV 2,481 340,477
Financial Services 0 .1%
Groupe Bruxelles Lambert
NV 3,442 307,664
Groupe Bruxelles Lambert
NV(a) 3,277 294,417
Sofina SA 1,108 255,096
857,177
Industrial REITs 0 .0%
†
Warehouses De Pauw CVA 10,647 319,075
Insurance 0 .1%
Ageas SA/NV 11,071 492,899
Pharmaceuticals 0 .1%
UCB SA 8,513 793,045
9,404,512
BRAZIL 0 .0%
†
Chemicals 0 .0%
†
Yara International ASA 11,218 452,101
CHILE 0 .0%
†
Metals & Mining 0 .0%
†
Antofagasta plc 27,802 510,834
CHINA 0 .6%
Banks 0 .1%
BOC Hong Kong Holdings
Ltd. 255,100 804,967
Beverages 0 .0%
†
Budweiser Brewing Co.
APAC Ltd. Reg. S(b) 123,100 355,088
Broadline Retail 0 .4%
Prosus NV* 55,705 4,171,675
Common Stocks
Shares Value ($)
CHINA
Building Products 0 .0%
†
Xinyi Glass Holdings Ltd. 134,000 245,122
Food Products 0 .1%
Wilmar International Ltd. 128,558 379,829
Marine Transportation 0 .0%
†
SITC International Holdings
Co. Ltd. 91,000 168,185
Real Estate Management & Development 0 .0%
†
ESR Group Ltd. Reg. S(b) 155,400 243,080
6,367,946
DENMARK 3 .1%
Air Freight & Logistics 0 .2%
DSV A/S 12,911 2,428,311
Banks 0 .1%
Danske Bank A/S* 47,927 1,012,989
Beverages 0 .1%
Carlsberg A/S
, Class B
6,791 1,121,711
Biotechnology 0 .2%
Genmab A/S* 4,538 1,864,133
Building Products 0 .0%
†
ROCKWOOL A/S
, Class B
689 166,854
Chemicals 0 .1%
Chr Hansen Holding A/S 7,383 574,293
Novozymes A/S
, Class B
13,893 723,456
1,297,749
Electric Utilities 0 .1%
Orsted A/S Reg. S(b) 13,043 1,172,240
Electrical Equipment 0 .2%
Vestas Wind Systems A/S* 68,262 1,883,314
Health Care Equipment & Supplies 0 .1%
Coloplast A/S
, Class B
8,256 1,189,863
Demant A/S* 6,363 271,742
1,461,605
Insurance 0 .1%
Tryg A/S 25,116 593,509
Marine Transportation 0 .1%
AP Moller - Maersk A/S
,
Class A
218 389,390
AP Moller - Maersk A/S
,
Class B
346 624,080
1,013,470
Pharmaceuticals 1 .7%
Novo Nordisk A/S
, Class B
114,254 19,059,626
Textiles, Apparel & Luxury Goods 0 .1%
Pandora A/S 5,909 548,484
33,623,995
FINLAND 1 .2%
Banks 0 .2%
Nordea Bank Abp 226,857 2,527,197
Communications Equipment 0 .2%
Nokia OYJ 376,014 1,589,861

Nationwide International Index Fund - April 30, 2023 (Unaudited) - Statement of Investments - 47
Common Stocks
Shares Value ($)
FINLAND
Consumer Staples Distribution & Retail 0 .0%
†
Kesko OYJ
, Class B
18,422 383,997
Diversified Telecommunication Services 0 .1%
Elisa OYJ 9,819 609,602
Electric Utilities 0 .0%
†
Fortum OYJ 31,437 469,598
Insurance 0 .2%
Sampo OYJ
, Class A
33,029 1,675,077
Machinery 0 .2%
Kone OYJ
, Class B
23,409 1,334,893
Metso Outotec OYJ 46,209 511,046
Wartsila OYJ Abp 31,322 363,770
2,209,709
Oil, Gas & Consumable Fuels 0 .1%
Neste OYJ 29,170 1,409,688
Paper & Forest Products 0 .2%
Stora Enso OYJ
, Class R
38,357 486,401
UPM-Kymmene OYJ 36,800 1,173,419
1,659,820
Pharmaceuticals 0 .0%
†
Orion OYJ
, Class B
7,564 355,580
12,890,129
FRANCE 10 .8%
Aerospace & Defense 1 .0%
Airbus SE 40,691 5,712,127
Dassault Aviation SA 1,665 325,624
Safran SA 23,750 3,695,388
Thales SA 7,357 1,122,400
10,855,539
Automobile Components 0 .2%
Cie Generale des
Etablissements Michelin
SCA 46,768 1,490,801
Valeo 15,020 293,849
1,784,650
Automobiles 0 .0%
†
Renault SA* 12,944 480,844
Banks 0 .7%
BNP Paribas SA 76,361 4,943,773
Credit Agricole SA 84,565 1,034,569
Societe Generale SA 55,695 1,355,358
7,333,700
Beverages 0 .3%
Pernod Ricard SA 14,103 3,257,799
Remy Cointreau SA 1,588 275,090
3,532,889
Building Products 0 .2%
Cie de Saint-Gobain 34,092 1,973,157
Capital Markets 0 .0%
†
Amundi SA Reg. S(a)(b) 4,054 266,107
Chemicals 0 .6%
Air Liquide SA 36,062 6,489,827
Arkema SA 4,364 432,861
6,922,688
Construction & Engineering 0 .5%
Bouygues SA 15,825 580,044
Common Stocks
Shares Value ($)
FRANCE
Construction & Engineering
Eiffage SA 5,894 701,789
Vinci SA 36,949 4,575,299
5,857,132
Consumer Staples Distribution & Retail 0 .1%
Carrefour SA 41,310 859,542
Diversified Telecommunication Services 0 .2%
Orange SA 137,555 1,790,334
Electrical Equipment 0 .2%
Legrand SA 18,397 1,740,528
Entertainment 0 .0%
†
Bollore SE 59,061 398,389
Financial Services 0 .2%
Edenred 17,209 1,119,192
Eurazeo SE 2,995 214,000
Wendel SE 2,011 225,521
Worldline SA Reg. S*(b) 16,608 722,089
2,280,802
Food Products 0 .3%
Danone SA(a) 44,296 2,931,122
Health Care Equipment & Supplies 0 .4%
BioMerieux 3,156 330,630
EssilorLuxottica SA 20,208 3,987,533
4,318,163
Hotels, Restaurants & Leisure 0 .1%
Accor SA* 12,075 428,284
La Francaise des Jeux
SAEM Reg. S(b) 6,838 292,456
Sodexo SA 6,156 659,999
1,380,739
Household Durables 0 .0%
†
SEB SA 1,553 178,020
Insurance 0 .4%
AXA SA 129,375 4,223,661
Interactive Media & Services 0 .0%
†
Adevinta ASA* 20,721 159,844
IT Services 0 .2%
Capgemini SE 11,292 2,061,132
Life Sciences Tools & Services 0 .0%
†
Sartorius Stedim Biotech 1,946 522,299
Machinery 0 .0%
†
Alstom SA 22,049 554,585
Media 0 .2%
Publicis Groupe SA 15,752 1,291,067
Vivendi SE 49,782 547,298
1,838,365
Multi-Utilities 0 .3%
Engie SA 126,058 2,018,524
Veolia Environnement SA 45,888 1,454,921
3,473,445
Office REITs 0 .1%
Covivio SA 3,519 200,335
Gecina SA 3,392 378,065
578,400

48 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
FRANCE
Oil, Gas & Consumable Fuels 1 .0%
TotalEnergies SE 171,728 10,947,437
Personal Care Products 0 .7%
L'Oreal SA 16,665 7,953,676
Pharmaceuticals 0 .0%
†
Ipsen SA 2,555 309,944
Professional Services 0 .1%
Bureau Veritas SA 20,327 585,937
Teleperformance 4,059 808,719
1,394,656
Retail REITs 0 .1%
Klepierre SA 14,751 374,120
Unibail-Rodamco-Westfield* 7,713 414,666
788,786
Software 0 .2%
Dassault Systemes SE 46,314 1,881,611
Textiles, Apparel & Luxury Goods 2 .4%
Hermes International 2,175 4,719,617
Kering SA 5,163 3,304,474
LVMH Moet Hennessy Louis
Vuitton SE 19,103 18,356,731
26,380,822
Transportation Infrastructure 0 .1%
Aeroports de Paris* 2,160 343,473
Getlink SE 29,362 548,949
892,422
118,845,430
GERMANY 8 .5%
Aerospace & Defense 0 .2%
MTU Aero Engines AG 3,684 965,297
Rheinmetall AG 3,059 895,929
1,861,226
Air Freight & Logistics 0 .3%
Deutsche Post AG
(Registered) 68,412 3,283,419
Automobile Components 0 .0%
†
Continental AG 7,586 530,513
Automobiles 1 .0%
Bayerische Motoren Werke
AG 22,839 2,552,759
Bayerische Motoren Werke
AG (Preference) 3,957 420,091
Dr Ing hc F Porsche AG
(Preference) Reg. S*(b) 7,852 981,788
Mercedes-Benz Group AG 55,753 4,342,480
Porsche Automobil Holding
SE (Preference) 10,314 573,858
Volkswagen AG 2,053 343,827
Volkswagen AG (Preference) 12,796 1,746,270
10,961,073
Banks 0 .1%
Commerzbank AG* 73,396 815,632
Capital Markets 0 .4%
Deutsche Bank AG
(Registered) 146,641 1,608,701
Common Stocks
Shares Value ($)
GERMANY
Capital Markets
Deutsche Boerse AG 13,110 2,497,790
4,106,491
Chemicals 0 .5%
BASF SE 63,354 3,271,157
Covestro AG Reg. S*(b) 13,376 586,482
Evonik Industries AG 13,691 298,214
Symrise AG 9,252 1,115,757
5,271,610
Construction Materials 0 .1%
HeidelbergCement AG 10,174 769,407
Consumer Staples Distribution & Retail 0 .0%
†
HelloFresh SE*(a) 10,840 289,945
Diversified Telecommunication Services 0 .5%
Deutsche Telekom AG
(Registered) 225,215 5,430,190
Telefonica Deutschland
Holding AG 67,021 226,502
United Internet AG
(Registered) 5,092 87,297
5,743,989
Electrical Equipment 0 .1%
Siemens Energy AG* 36,199 885,730
Health Care Equipment & Supplies 0 .1%
Carl Zeiss Meditec AG 2,683 360,671
Siemens Healthineers AG
Reg. S(b) 19,595 1,218,708
1,579,379
Health Care Providers & Services 0 .1%
Fresenius Medical Care AG
& Co. KGaA 14,350 696,637
Fresenius SE & Co. KGaA 29,773 860,480
1,557,117
Household Products 0 .1%
Henkel AG & Co. KGaA 7,200 531,747
Henkel AG & Co. KGaA
(Preference) 12,284 991,580
1,523,327
Independent Power and Renewable Electricity Producers
0 .2%
RWE AG* 44,278 2,077,107
Industrial Conglomerates 0 .8%
Siemens AG (Registered) 52,798 8,662,072
Insurance 1 .1%
Allianz SE (Registered) 27,801 6,974,207
Hannover Rueck SE 4,173 890,256
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered)* 9,735 3,655,370
11,519,833
Interactive Media & Services 0 .0%
†
Scout24 SE Reg. S(b) 5,250 327,097
IT Services 0 .0%
†
Bechtle AG 5,365 248,778

Nationwide International Index Fund - April 30, 2023 (Unaudited) - Statement of Investments - 49
Common Stocks
Shares Value ($)
GERMANY
Life Sciences Tools & Services 0 .1%
Sartorius AG (Preference) 1,693 655,648
Machinery 0 .2%
Daimler Truck Holding AG* 31,208 1,031,006
GEA Group AG 10,809 506,577
Knorr-Bremse AG 4,821 337,397
Rational AG 329 237,620
2,112,600
Multi-Utilities 0 .2%
E.ON SE 156,002 2,064,685
Passenger Airlines 0 .0%
†
Deutsche Lufthansa AG
(Registered)* 42,397 454,538
Personal Care Products 0 .1%
Beiersdorf AG 7,066 986,102
Pharmaceuticals 0 .6%
Bayer AG (Registered) 67,457 4,442,621
Merck KGaA* 8,911 1,596,962
6,039,583
Real Estate Management & Development 0 .1%
Aroundtown SA(a) 78,584 106,646
LEG Immobilien SE 4,907 305,224
Vonovia SE(a) 49,385 1,067,939
1,479,809
Semiconductors & Semiconductor Equipment 0 .3%
Infineon Technologies AG 90,033 3,268,992
Software 0 .9%
Nemetschek SE 3,699 287,434
SAP SE 72,070 9,762,621
10,050,055
Specialty Retail 0 .1%
Zalando SE Reg. S*(b) 11,388 466,568
Zalando SE Reg. S*^∞(b) 4,053 166,001
632,569
Textiles, Apparel & Luxury Goods 0 .2%
adidas AG 11,257 1,979,359
Puma SE 7,246 422,792
2,402,151
Trading Companies & Distributors 0 .1%
Brenntag SE 10,316 839,550
93,000,027
HONG KONG 2 .5%
Banks 0 .1%
Hang Seng Bank Ltd. 52,700 782,126
Capital Markets 0 .3%
Futu Holdings Ltd., ADR*(a) 4,142 183,367
Hong Kong Exchanges &
Clearing Ltd. 78,700 3,283,466
3,466,833
Diversified Telecommunication Services 0 .0%
†
HKT Trust & HKT Ltd. 269,420 354,219
Electric Utilities 0 .2%
CK Infrastructure Holdings
Ltd. 43,500 248,009
CLP Holdings Ltd. 113,000 842,202
Common Stocks
Shares Value ($)
HONG KONG
Electric Utilities
Power Assets Holdings Ltd. 99,300 567,599
1,657,810
Food Products 0 .0%
†
WH Group Ltd. Reg. S(b) 603,243 336,550
Gas Utilities 0 .1%
Hong Kong & China Gas Co.
Ltd. 771,565 685,288
Ground Transportation 0 .1%
MTR Corp. Ltd. 112,714 563,612
Industrial Conglomerates 0 .0%
†
Jardine Matheson Holdings
Ltd. 10,200 487,427
Jardine Matheson Holdings
Ltd. 1,100 53,246
540,673
Insurance 1 .1%
AIA Group Ltd. 816,000 8,903,526
Prudential plc 191,036 2,926,657
11,830,183
Machinery 0 .1%
Techtronic Industries Co. Ltd. 95,500 1,036,670
Real Estate Management & Development 0 .4%
CK Asset Holdings Ltd. 137,886 815,304
Hang Lung Properties Ltd. 138,000 252,615
Henderson Land
Development Co. Ltd. 100,352 357,665
Hongkong Land Holdings
Ltd. 66,300 289,068
Hongkong Land Holdings
Ltd. 12,200 54,186
New World Development Co.
Ltd. 101,707 271,520
Sino Land Co. Ltd. 264,200 355,967
Sun Hung Kai Properties Ltd. 99,200 1,381,870
Swire Pacific Ltd.
, Class A
30,500 242,071
Swire Properties Ltd. 82,000 220,507
Wharf Real Estate
Investment Co. Ltd. 119,270 688,146
4,928,919
Retail REITs 0 .1%
Link REIT 174,701 1,144,545
27,327,428
IRELAND 0 .6%
Banks 0 .1%
AIB Group plc 72,573 313,012
Bank of Ireland Group plc 73,797 764,078
1,077,090
Building Products 0 .1%
Kingspan Group plc 10,647 738,328
Construction Materials 0 .2%
CRH plc 51,019 2,467,279
Containers & Packaging 0 .1%
Smurfit Kappa Group plc 17,400 643,906

50 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
IRELAND
Food Products 0 .1%
Kerry Group plc
, Class A
(a) 10,980 1,156,140
Trading Companies & Distributors 0 .0%
†
AerCap Holdings NV* 11,240 633,486
6,716,229
ISRAEL 0 .6%
Aerospace & Defense 0 .1%
Elbit Systems Ltd. 1,968 363,849
Banks 0 .2%
Bank Hapoalim BM 88,491 761,920
Bank Leumi Le-Israel BM 107,570 852,575
First International Bank of
Israel Ltd. (The)(a) 3,845 139,693
Israel Discount Bank Ltd.
,
Class A
93,584 465,300
Mizrahi Tefahot Bank Ltd. 10,228 335,148
2,554,636
Chemicals 0 .0%
†
ICL Group Ltd. 46,001 285,528
Diversified Telecommunication Services 0 .0%
†
Bezeq The Israeli
Telecommunication Corp.
Ltd. 147,118 200,199
IT Services 0 .0%
†
Wix.com Ltd.*(a) 3,714 323,972
Pharmaceuticals 0 .1%
Teva Pharmaceutical
Industries Ltd., ADR* 77,370 675,440
Real Estate Management & Development 0 .0%
†
Azrieli Group Ltd. 2,496 145,783
Semiconductors & Semiconductor Equipment 0 .0%
†
Tower Semiconductor Ltd.* 8,036 355,353
Software 0 .2%
Check Point Software
Technologies Ltd.* 6,610 841,850
Nice Ltd.* 4,427 906,582
1,748,432
6,653,192
ITALY 2 .1%
Automobiles 0 .2%
Ferrari NV 8,759 2,440,412
Banks 0 .6%
FinecoBank Banca Fineco
SpA 42,442 642,679
Intesa Sanpaolo SpA 1,121,521 2,948,991
Mediobanca Banca di
Credito Finanziario SpA 41,525 445,467
UniCredit SpA 133,488 2,641,694
6,678,831
Beverages 0 .1%
Coca-Cola HBC AG* 13,559 413,859
Davide Campari-Milano NV 36,961 476,302
890,161
Common Stocks
Shares Value ($)
ITALY
Diversified Telecommunication Services 0 .1%
Infrastrutture Wireless
Italiane SpA Reg. S(b) 21,495 298,924
Telecom Italia SpA*(a) 711,529 209,366
508,290
Electric Utilities 0 .4%
Enel SpA 560,961 3,832,905
Terna - Rete Elettrica
Nazionale 93,197 806,658
4,639,563
Electrical Equipment 0 .1%
Prysmian SpA 18,092 739,434
Financial Services 0 .0%
†
Nexi SpA Reg. S*(b) 40,056 332,558
Gas Utilities 0 .1%
Snam SpA 133,733 742,142
Health Care Equipment & Supplies 0 .0%
†
DiaSorin SpA 1,541 167,387
Health Care Providers & Services 0 .0%
†
Amplifon SpA 9,101 334,624
Insurance 0 .2%
Assicurazioni Generali SpA 76,587 1,594,115
Poste Italiane SpA Reg. S(b) 36,893 384,195
1,978,310
Oil, Gas & Consumable Fuels 0 .2%
Eni SpA 172,374 2,612,130
Pharmaceuticals 0 .0%
†
Recordati Industria Chimica
e Farmaceutica SpA 7,567 348,243
Textiles, Apparel & Luxury Goods 0 .1%
Moncler SpA 14,364 1,064,945
23,477,030
JAPAN 20 .9%
Air Freight & Logistics 0 .1%
Nippon Express Holdings,
Inc. 4,950 290,445
SG Holdings Co. Ltd. 19,300 277,986
Yamato Holdings Co. Ltd. 20,400 350,687
919,118
Automobile Components 0 .4%
Aisin Corp. 10,300 302,303
Bridgestone Corp. 39,400 1,580,646
Denso Corp. 29,900 1,804,347
Koito Manufacturing Co. Ltd. 13,400 259,084
Sumitomo Electric Industries
Ltd. 48,200 614,597
4,560,977
Automobiles 1 .5%
Honda Motor Co. Ltd. 112,500 2,987,440
Isuzu Motors Ltd. 40,200 473,702
Mazda Motor Corp. 37,860 341,104
Nissan Motor Co. Ltd. 161,200 589,544
Subaru Corp. 40,600 660,137
Suzuki Motor Corp. 25,400 883,150
Toyota Motor Corp. 731,900 10,049,872

Nationwide International Index Fund - April 30, 2023 (Unaudited) - Statement of Investments - 51
Common Stocks
Shares Value ($)
JAPAN
Automobiles
Yamaha Motor Co. Ltd. 20,000 517,811
16,502,760
Banks 1 .3%
Chiba Bank Ltd. (The) 33,900 220,997
Concordia Financial Group
Ltd. 80,100 303,587
Japan Post Bank Co. Ltd. 102,000 815,489
Mitsubishi UFJ Financial
Group, Inc. 822,384 5,187,695
Mizuho Financial Group, Inc. 167,651 2,436,343
Resona Holdings, Inc. 149,001 740,179
Shizuoka Financial Group,
Inc. 29,100 219,241
Sumitomo Mitsui Financial
Group, Inc. 90,705 3,723,730
Sumitomo Mitsui Trust
Holdings, Inc. 22,076 796,675
14,443,936
Beverages 0 .2%
Asahi Group Holdings Ltd. 31,500 1,217,081
Kirin Holdings Co. Ltd. 56,700 921,849
Suntory Beverage & Food
Ltd. 9,400 352,939
2,491,869
Broadline Retail 0 .1%
Pan Pacific International
Holdings Corp. 25,400 476,042
Rakuten Group, Inc. 56,300 280,530
756,572
Building Products 0 .4%
AGC, Inc. 13,120 487,476
Daikin Industries Ltd. 17,200 3,129,248
Lixil Corp. 21,700 341,965
TOTO Ltd. 9,400 322,706
4,281,395
Capital Markets 0 .2%
Daiwa Securities Group, Inc. 89,400 415,331
Japan Exchange Group, Inc. 35,400 574,642
Nomura Holdings, Inc. 205,600 738,585
SBI Holdings, Inc. 16,470 321,555
2,050,113
Chemicals 0 .8%
Asahi Kasei Corp. 89,500 633,508
JSR Corp. 12,800 297,414
Mitsubishi Chemical Group
Corp. 87,500 513,910
Mitsui Chemicals, Inc. 12,320 311,146
Nippon Paint Holdings Co.
Ltd. 57,500 520,641
Nippon Sanso Holdings
Corp. 10,900 196,484
Nissan Chemical Corp. 8,700 387,184
Nitto Denko Corp. 10,010 647,506
Shin-Etsu Chemical Co. Ltd. 128,500 3,677,885
Sumitomo Chemical Co. Ltd. 100,600 339,863
Toray Industries, Inc. 95,600 542,112
Tosoh Corp. 17,800 237,838
8,305,491
Common Stocks
Shares Value ($)
JAPAN
Commercial Services & Supplies 0 .2%
Dai Nippon Printing Co. Ltd. 14,650 420,063
Secom Co. Ltd. 14,500 926,314
Toppan, Inc. 18,700 397,513
1,743,890
Construction & Engineering 0 .1%
Kajima Corp. 27,300 361,464
Obayashi Corp. 46,700 390,006
Shimizu Corp. 38,300 234,047
Taisei Corp. 12,000 407,938
1,393,455
Consumer Staples Distribution & Retail 0 .4%
Aeon Co. Ltd. 45,100 919,188
Kobe Bussan Co. Ltd.(a) 9,500 265,981
MatsukiyoCocokara & Co. 8,000 427,604
Seven & i Holdings Co. Ltd. 52,000 2,355,083
Welcia Holdings Co. Ltd. 5,700 119,360
4,087,216
Diversified REITs 0 .1%
Daiwa House REIT
Investment Corp. 157 334,322
Nomura Real Estate Master
Fund, Inc. 286 334,633
668,955
Diversified Telecommunication Services 0 .2%
Nippon Telegraph &
Telephone Corp. 82,416 2,513,472
Electric Utilities 0 .1%
Chubu Electric Power Co.,
Inc. 43,900 490,643
Kansai Electric Power Co.,
Inc. (The) 48,100 520,152
Tokyo Electric Power Co.
Holdings, Inc.* 110,800 397,331
1,408,126
Electrical Equipment 0 .3%
Fuji Electric Co. Ltd. 9,440 381,130
Mitsubishi Electric Corp. 133,200 1,651,436
Nidec Corp. 30,800 1,526,142
3,558,708
Electronic Equipment, Instruments & Components 1 .2%
Azbil Corp. 7,200 201,402
Hamamatsu Photonics KK 9,600 508,898
Hirose Electric Co. Ltd. 1,865 251,785
Ibiden Co. Ltd. 7,500 295,466
Keyence Corp. 13,472 6,080,047
Kyocera Corp. 22,300 1,170,923
Murata Manufacturing Co.
Ltd. 39,600 2,305,243
Omron Corp. 13,100 769,830
Shimadzu Corp. 16,500 516,190
TDK Corp. 26,800 923,370
Yokogawa Electric Corp. 14,500 235,577
13,258,731
Entertainment 0 .5%
Capcom Co. Ltd. 12,000 451,219
Koei Tecmo Holdings Co.
Ltd. 7,020 129,085
Konami Group Corp. 6,500 320,514

52 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Entertainment
Nexon Co. Ltd. 32,800 740,557
Nintendo Co. Ltd. 76,000 3,205,360
Square Enix Holdings Co.
Ltd. 6,100 300,231
Toho Co. Ltd. 8,000 317,352
5,464,318
Financial Services 0 .2%
GMO Payment Gateway, Inc. 3,200 250,583
Mitsubishi HC Capital, Inc. 45,500 236,228
ORIX Corp. 82,400 1,403,184
1,889,995
Food Products 0 .3%
Ajinomoto Co., Inc. 31,600 1,134,571
Kikkoman Corp. 10,200 603,956
MEIJI Holdings Co. Ltd. 15,396 371,524
Nisshin Seifun Group, Inc. 12,152 147,288
Nissin Foods Holdings Co.
Ltd. 4,300 414,680
Yakult Honsha Co. Ltd. 9,200 692,910
3,364,929
Gas Utilities 0 .1%
Osaka Gas Co. Ltd. 27,280 451,745
Tokyo Gas Co. Ltd. 26,080 535,536
987,281
Ground Transportation 0 .5%
Central Japan Railway Co. 9,900 1,225,426
East Japan Railway Co. 20,990 1,203,946
Hankyu Hanshin Holdings,
Inc. 16,400 511,653
Keio Corp. 6,680 247,791
Keisei Electric Railway Co.
Ltd. 9,500 334,933
Kintetsu Group Holdings Co.
Ltd. 11,850 400,231
Odakyu Electric Railway Co.
Ltd. 18,950 264,623
Tobu Railway Co. Ltd. 12,700 323,912
Tokyu Corp. 35,050 494,828
West Japan Railway Co. 15,200 658,877
5,666,220
Health Care Equipment & Supplies 0 .6%
Asahi Intecc Co. Ltd. 16,200 293,267
Hoya Corp. 24,400 2,570,257
Olympus Corp. 84,200 1,472,911
Sysmex Corp. 11,800 759,586
Terumo Corp. 44,500 1,331,619
6,427,640
Health Care Technology 0 .1%
M3, Inc. 30,400 746,386
Hotels, Restaurants & Leisure 0 .2%
McDonald's Holdings Co.
Japan Ltd.(a) 5,824 242,366
Oriental Land Co. Ltd. 68,000 2,404,548
2,646,914
Household Durables 1 .0%
Iida Group Holdings Co. Ltd. 10,100 179,631
Open House Group Co. Ltd. 5,100 204,223
Panasonic Holdings Corp. 152,302 1,434,194
Common Stocks
Shares Value ($)
JAPAN
Household Durables
Sekisui Chemical Co. Ltd. 25,200 358,931
Sekisui House Ltd. 41,200 847,108
Sharp Corp.* 16,100 113,324
Sony Group Corp. 87,000 8,265,050
11,402,461
Household Products 0 .1%
Unicharm Corp. 27,800 1,120,967
Industrial Conglomerates 0 .4%
Hikari Tsushin, Inc. 1,500 204,453
Hitachi Ltd. 67,260 3,732,075
Toshiba Corp. 26,870 869,214
4,805,742
Industrial REITs 0 .1%
GLP J-REIT 322 368,459
Nippon Prologis REIT, Inc. 138 314,483
682,942
Insurance 0 .7%
Dai-ichi Life Holdings, Inc. 67,600 1,254,925
Japan Post Holdings Co. Ltd. 163,900 1,352,746
Japan Post Insurance Co.
Ltd. 13,300 215,901
MS&AD Insurance Group
Holdings, Inc. 29,055 954,348
Sompo Holdings, Inc. 21,625 902,421
T&D Holdings, Inc. 36,000 440,697
Tokio Marine Holdings, Inc. 127,600 2,567,222
7,688,260
Interactive Media & Services 0 .0%
†
Z Holdings Corp. 186,300 510,274
IT Services 0 .5%
Fujitsu Ltd. 13,710 1,826,925
Itochu Techno-Solutions
Corp. 6,200 160,564
NEC Corp. 17,300 665,682
Nomura Research Institute
Ltd. 28,354 715,997
NTT Data Corp. 45,400 616,645
Obic Co. Ltd. 4,600 708,120
Otsuka Corp. 7,300 265,496
SCSK Corp. 10,800 162,801
TIS, Inc. 15,300 419,774
5,542,004
Leisure Products 0 .2%
Bandai Namco Holdings, Inc. 41,247 936,534
Shimano, Inc. 4,800 745,224
Yamaha Corp. 9,300 366,753
2,048,511
Machinery 1 .1%
Daifuku Co. Ltd. 21,000 387,556
FANUC Corp. 66,600 2,256,219
Hitachi Construction
Machinery Co. Ltd. 7,200 177,464
Hoshizaki Corp. 7,100 250,261
Komatsu Ltd. 63,700 1,575,954
Kubota Corp. 70,500 1,065,278
Kurita Water Industries Ltd. 6,600 276,727
Makita Corp. 14,700 412,739
MINEBEA MITSUMI, Inc. 24,900 461,640

Nationwide International Index Fund - April 30, 2023 (Unaudited) - Statement of Investments - 53
Common Stocks
Shares Value ($)
JAPAN
Machinery
MISUMI Group, Inc. 19,800 500,090
Mitsubishi Heavy Industries
Ltd. 22,120 838,344
NGK Insulators Ltd. 16,700 209,288
SMC Corp. 4,000 2,002,973
Toyota Industries Corp. 10,300 598,648
Yaskawa Electric Corp. 16,600 677,571
11,690,752
Marine Transportation 0 .1%
Mitsui OSK Lines Ltd.(a) 24,300 601,380
Nippon Yusen KK(a) 34,120 806,067
1,407,447
Media 0 .1%
CyberAgent, Inc. 31,900 278,236
Dentsu Group, Inc. 14,061 506,358
Hakuhodo DY Holdings, Inc. 17,400 205,005
989,599
Metals & Mining 0 .2%
JFE Holdings, Inc. 34,300 405,795
Nippon Steel Corp. 55,906 1,193,597
Sumitomo Metal Mining Co.
Ltd. 17,400 643,009
2,242,401
Office REITs 0 .1%
Japan Real Estate
Investment Corp. 83 329,007
Nippon Building Fund, Inc. 103 431,880
760,887
Oil, Gas & Consumable Fuels 0 .2%
ENEOS Holdings, Inc. 204,717 727,723
Idemitsu Kosan Co. Ltd. 14,044 298,711
Inpex Corp. 71,700 790,889
1,817,323
Paper & Forest Products 0 .0%
†
Oji Holdings Corp. 52,300 205,471
Passenger Airlines 0 .0%
†
ANA Holdings, Inc.* 12,100 263,604
Japan Airlines Co. Ltd. 10,174 193,610
457,214
Personal Care Products 0 .3%
Kao Corp. 31,400 1,270,721
Kobayashi Pharmaceutical
Co. Ltd. 3,500 218,294
Kose Corp. 2,400 279,128
Shiseido Co. Ltd. 27,600 1,384,523
3,152,666
Pharmaceuticals 1 .3%
Astellas Pharma, Inc. 126,600 1,909,335
Chugai Pharmaceutical Co.
Ltd. 46,300 1,195,095
Daiichi Sankyo Co. Ltd. 120,200 4,122,184
Eisai Co. Ltd. 17,500 1,011,797
Kyowa Kirin Co. Ltd. 18,500 412,397
Nippon Shinyaku Co. Ltd. 3,900 178,346
Ono Pharmaceutical Co. Ltd. 26,200 530,231
Otsuka Holdings Co. Ltd. 26,900 921,072
Shionogi & Co. Ltd. 18,300 819,809
Common Stocks
Shares Value ($)
JAPAN
Pharmaceuticals
Takeda Pharmaceutical Co.
Ltd. 104,497 3,474,273
14,574,539
Professional Services 0 .3%
BayCurrent Consulting, Inc. 9,200 320,053
Nihon M&A Center Holdings,
Inc. 19,500 148,556
Persol Holdings Co. Ltd. 11,500 237,066
Recruit Holdings Co. Ltd. 100,200 2,824,758
3,530,433
Real Estate Management & Development 0 .4%
Daito Trust Construction Co.
Ltd. 4,500 425,820
Daiwa House Industry Co.
Ltd. 41,300 1,054,052
Hulic Co. Ltd. 23,600 203,220
Mitsubishi Estate Co. Ltd. 77,400 956,449
Mitsui Fudosan Co. Ltd. 62,500 1,241,638
Nomura Real Estate
Holdings, Inc. 7,700 191,676
Sumitomo Realty &
Development Co. Ltd. 21,400 499,154
4,572,009
Retail REITs 0 .0%
†
Japan Metropolitan Fund
Invest 500 365,948
Semiconductors & Semiconductor Equipment 0 .7%
Advantest Corp. 12,400 962,871
Disco Corp. 6,000 683,466
Lasertec Corp. 5,300 732,083
Renesas Electronics Corp.* 80,800 1,055,704
Rohm Co. Ltd. 5,900 444,955
SUMCO Corp. 26,200 360,801
Tokyo Electron Ltd. 31,100 3,551,673
7,791,553
Software 0 .1%
Oracle Corp. Japan 2,500 179,592
Trend Micro, Inc. 9,600 469,091
648,683
Specialty Retail 0 .4%
Fast Retailing Co. Ltd. 12,000 2,840,903
Nitori Holdings Co. Ltd. 5,600 713,886
USS Co. Ltd. 13,900 233,447
ZOZO, Inc. 8,800 184,915
3,973,151
Technology Hardware, Storage & Peripherals 0 .3%
Brother Industries Ltd. 17,600 276,115
Canon, Inc. 69,000 1,647,888
FUJIFILM Holdings Corp. 25,000 1,304,034
Ricoh Co. Ltd. 39,800 329,666
Seiko Epson Corp. 20,500 313,200
3,870,903
Tobacco 0 .2%
Japan Tobacco, Inc. 82,700 1,779,397
Trading Companies & Distributors 1 .2%
ITOCHU Corp. 82,600 2,744,781
Marubeni Corp. 106,600 1,514,648
Mitsubishi Corp. 87,100 3,231,610

54 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Trading Companies & Distributors
Mitsui & Co. Ltd. 99,600 3,118,386
MonotaRO Co. Ltd. 17,200 260,594
Sumitomo Corp. 77,700 1,393,519
Toyota Tsusho Corp. 14,900 619,100
12,882,638
Wireless Telecommunication Services 0 .8%
KDDI Corp. 112,000 3,497,510
SoftBank Corp. 198,000 2,230,115
SoftBank Group Corp. 83,800 3,164,894
8,892,519
229,545,161
JORDAN 0 .0%
†
Pharmaceuticals 0 .0%
†
Hikma Pharmaceuticals plc 11,355 262,990
LUXEMBOURG 0 .2%
Life Sciences Tools & Services 0 .1%
Eurofins Scientific SE 9,289 649,571
Metals & Mining 0 .1%
ArcelorMittal SA 36,314 1,030,484
1,680,055
MACAU 0 .1%
Hotels, Restaurants & Leisure 0 .1%
Galaxy Entertainment Group
Ltd.* 151,000 1,073,498
Sands China Ltd.* 169,500 605,082
1,678,580
NETHERLANDS 5 .2%
Banks 0 .3%
ABN AMRO Bank NV, CVA
Reg. S(b) 28,119 450,411
ING Groep NV 255,411 3,171,695
3,622,106
Beverages 0 .3%
Heineken Holding NV 8,028 769,909
Heineken NV 18,011 2,067,322
2,837,231
Biotechnology 0 .1%
Argenx SE* 3,648 1,408,068
Argenx SE* 143 55,749
1,463,817
Capital Markets 0 .0%
†
Euronext NV Reg. S(b) 5,991 476,721
Chemicals 0 .1%
Akzo Nobel NV 12,522 1,041,781
OCI NV(a) 7,868 207,325
1,249,106
Consumer Staples Distribution & Retail 0 .2%
Koninklijke Ahold Delhaize
NV 72,662 2,502,318
Diversified Telecommunication Services 0 .1%
Koninklijke KPN NV 222,947 812,759
Entertainment 0 .1%
Universal Music Group NV 50,012 1,093,976
Financial Services 0 .3%
Adyen NV Reg. S*(b) 1,507 2,413,364
Common Stocks
Shares Value ($)
NETHERLANDS
Financial Services
EXOR NV* 7,487 616,397
3,029,761
Food Products 0 .0%
†
JDE Peet's NV 6,476 196,901
Health Care Equipment & Supplies 0 .1%
Koninklijke Philips NV 61,317 1,296,041
Insurance 0 .1%
Aegon NV 123,532 562,996
NN Group NV 19,237 719,234
1,282,230
Oil, Gas & Consumable Fuels 1 .4%
Shell plc 487,111 14,985,867
Professional Services 0 .3%
Randstad NV 8,142 442,619
Wolters Kluwer NV 17,668 2,341,405
2,784,024
Semiconductors & Semiconductor Equipment 1 .7%
ASM International NV 3,229 1,176,285
ASML Holding NV 27,823 17,715,345
18,891,630
Trading Companies & Distributors 0 .1%
IMCD NV 3,731 561,767
57,086,255
NEW ZEALAND 0 .2%
Diversified Telecommunication Services 0 .0%
†
Spark New Zealand Ltd. 125,058 405,242
Electric Utilities 0 .0%
†
Mercury NZ Ltd. 52,320 205,351
Health Care Equipment & Supplies 0 .1%
Fisher & Paykel Healthcare
Corp. Ltd. 39,869 683,367
Independent Power and Renewable Electricity Producers
0 .0%
†
Meridian Energy Ltd. 84,917 287,171
Software 0 .1%
Xero Ltd.* 9,313 577,999
Transportation Infrastructure 0 .0%
†
Auckland International
Airport Ltd.* 89,185 488,046
2,647,176
NORWAY 0 .6%
Aerospace & Defense 0 .0%
†
Kongsberg Gruppen ASA 6,518 292,400
Banks 0 .1%
DNB Bank ASA(a) 64,156 1,128,380
Diversified Telecommunication Services 0 .1%
Telenor ASA 48,516 605,548
Food Products 0 .1%
Mowi ASA 28,798 549,333
Orkla ASA 50,860 365,582
Salmar ASA 4,216 187,223
1,102,138

Nationwide International Index Fund - April 30, 2023 (Unaudited) - Statement of Investments - 55
Common Stocks
Shares Value ($)
NORWAY
Insurance 0 .0%
†
Gjensidige Forsikring ASA 14,364 249,946
Metals & Mining 0 .1%
Norsk Hydro ASA 88,957 654,438
Oil, Gas & Consumable Fuels 0 .2%
Aker BP ASA 21,064 503,654
Equinor ASA 66,194 1,902,339
2,405,993
6,438,843
PORTUGAL 0 .2%
Consumer Staples Distribution & Retail 0 .1%
Jeronimo Martins SGPS SA 19,991 505,046
Electric Utilities 0 .1%
EDP - Energias de Portugal
SA 203,509 1,122,772
Oil, Gas & Consumable Fuels 0 .0%
†
Galp Energia SGPS SA
,
Class B
34,701 420,506
2,048,324
SINGAPORE 1 .6%
Aerospace & Defense 0 .0%
†
Singapore Technologies
Engineering Ltd. 104,600 284,557
Banks 0 .7%
DBS Group Holdings Ltd. 124,850 3,096,483
Oversea-Chinese Banking
Corp. Ltd. 233,389 2,209,444
United Overseas Bank Ltd. 81,362 1,728,993
7,034,920
Capital Markets 0 .0%
†
Singapore Exchange Ltd. 51,300 369,337
Diversified Telecommunication Services 0 .1%
Singapore
Telecommunications Ltd. 575,403 1,103,324
Electronic Equipment, Instruments & Components 0 .0%
†
Venture Corp. Ltd. 21,200 270,410
Entertainment 0 .2%
Sea Ltd., ADR*(a) 25,108 1,912,476
Ground Transportation 0 .0%
†
Grab Holdings Ltd.
, Class
A
*(a) 90,597 263,637
Hotel & Resort REITs 0 .0%
†
CapitaLand Ascott Trust 10,368 8,421
Hotels, Restaurants & Leisure 0 .0%
†
Genting Singapore Ltd. 398,017 338,332
Industrial Conglomerates 0 .1%
Jardine Cycle & Carriage Ltd. 6,700 170,747
Keppel Corp. Ltd. 97,600 452,965
623,712
Industrial REITs 0 .1%
CapitaLand Ascendas REIT 228,313 491,561
Mapletree Logistics Trust 239,475 313,316
804,877
Common Stocks
Shares Value ($)
SINGAPORE
Machinery 0 .0%
†
Sembcorp Marine Ltd.* 3,226,686 300,693
Passenger Airlines 0 .0%
†
Singapore Airlines Ltd. 91,682 403,212
Real Estate Management & Development 0 .1%
Capitaland Investment Ltd. 181,845 509,378
City Developments Ltd. 29,899 156,241
UOL Group Ltd. 32,113 167,549
833,168
Retail REITs 0 .1%
CapitaLand Integrated
Commercial Trust 383,278 585,238
Mapletree Pan Asia
Commercial Trust 148,900 197,080
782,318
Semiconductors & Semiconductor Equipment 0 .2%
STMicroelectronics NV 47,124 2,018,866
17,352,260
SOUTH AFRICA 0 .2%
Metals & Mining 0 .2%
Anglo American plc 87,602 2,690,375
SOUTH KOREA 0 .0%
†
Hotels, Restaurants & Leisure 0 .0%
†
Delivery Hero SE Reg. S*(b) 11,497 458,059
SPAIN 2 .6%
Banks 0 .8%
Banco Bilbao Vizcaya
Argentaria SA 419,002 3,082,348
Banco Santander SA(a) 1,153,369 4,065,670
CaixaBank SA 305,938 1,132,976
8,280,994
Biotechnology 0 .0%
†
Grifols SA*(a) 20,723 213,283
Construction & Engineering 0 .1%
ACS Actividades de
Construccion y Servicios
SA 15,117 520,523
Ferrovial SA 33,906 1,064,268
1,584,791
Diversified Telecommunication Services 0 .3%
Cellnex Telecom SA Reg.
S(b) 39,343 1,657,531
Telefonica SA 358,595 1,632,379
3,289,910
Electric Utilities 0 .6%
Acciona SA 1,784 330,856
Endesa SA(a) 22,313 500,910
Iberdrola SA 422,739 5,484,449
Red Electrica Corp. SA 26,538 483,116
6,799,331
Gas Utilities 0 .1%
Enagas SA(a) 15,738 315,250
Naturgy Energy Group SA(a) 10,479 326,584
641,834
Hotels, Restaurants & Leisure 0 .2%
Amadeus IT Group SA* 31,303 2,202,312

56 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
SPAIN
Independent Power and Renewable Electricity Producers
0 .1%
Corp. ACCIONA Energias
Renovables SA* 4,469 160,504
EDP Renovaveis SA* 17,330 385,785
546,289
Oil, Gas & Consumable Fuels 0 .1%
Repsol SA 95,134 1,397,414
Specialty Retail 0 .2%
Industria de Diseno Textil
SA(a) 75,211 2,586,940
Transportation Infrastructure 0 .1%
Aena SME SA Reg. S*(a)(b) 5,291 893,496
28,436,594
SWEDEN 3 .1%
Automobiles 0 .0%
†
Volvo Car AB
, Class B
* 42,655 176,162
Banks 0 .3%
Skandinaviska Enskilda
Banken AB
, Class A
111,416 1,269,589
Svenska Handelsbanken AB
,
Class A
100,567 889,553
Swedbank AB
, Class A
62,252 1,084,129
3,243,271
Biotechnology 0 .0%
†
Swedish Orphan Biovitrum
AB* 12,183 296,598
Building Products 0 .3%
Assa Abloy AB
, Class B
(a) 69,107 1,645,768
Nibe Industrier AB
, Class B
104,294 1,168,911
2,814,679
Capital Markets 0 .0%
†
EQT AB(a) 24,771 534,366
Commercial Services & Supplies 0 .0%
†
Securitas AB
, Class B
(a) 33,337 299,504
Communications Equipment 0 .1%
Telefonaktiebolaget LM
Ericsson
, Class B
201,245 1,111,416
Construction & Engineering 0 .0%
†
Skanska AB
, Class B
22,739 372,121
Diversified Telecommunication Services 0 .1%
Telia Co. AB(a) 192,095 535,220
Electronic Equipment, Instruments & Components 0 .1%
Hexagon AB
, Class B
(a) 134,203 1,535,404
Entertainment 0 .0%
†
Embracer Group AB* 42,536 222,195
Financial Services 0 .4%
Industrivarden AB
, Class A
9,084 260,067
Industrivarden AB
, Class C
9,350 267,493
Investor AB
, Class A
35,241 773,277
Investor AB
, Class B
125,620 2,700,650
Kinnevik AB
, Class B
* 16,033 264,021
Common Stocks
Shares Value ($)
SWEDEN
Financial Services
L E Lundbergforetagen AB
,
Class B
(a) 5,369 257,728
4,523,236
Health Care Equipment & Supplies 0 .0%
†
Getinge AB
, Class B
(a) 15,887 403,509
Hotels, Restaurants & Leisure 0 .2%
Evolution AB Reg. S(b) 12,607 1,682,490
Household Durables 0 .0%
†
Electrolux AB
, Class B
(a) 16,893 254,738
Household Products 0 .1%
Essity AB
, Class B
41,990 1,272,220
Industrial Conglomerates 0 .1%
Investment AB Latour
, Class
B
(a) 9,649 209,174
Lifco AB
, Class B
(a) 14,912 340,003
549,177
Machinery 1 .0%
Alfa Laval AB(a) 20,195 741,775
Atlas Copco AB
, Class A
(a) 185,098 2,679,902
Atlas Copco AB
, Class B
(a) 107,620 1,381,607
Epiroc AB
, Class A
45,438 909,457
Epiroc AB
, Class B
26,888 462,213
Husqvarna AB
, Class B
(a) 28,576 246,707
Indutrade AB(a) 19,714 474,082
Sandvik AB(a) 73,515 1,501,865
SKF AB
, Class B
(a) 26,530 482,362
Volvo AB
, Class A
14,775 313,994
Volvo AB
, Class B
104,046 2,152,256
11,346,220
Metals & Mining 0 .1%
Boliden AB(a) 18,858 675,398
Paper & Forest Products 0 .1%
Holmen AB
, Class B
6,698 253,378
Svenska Cellulosa AB SCA
,
Class B
39,826 546,712
800,090
Real Estate Management & Development 0 .1%
Fastighets AB Balder
, Class
B
*(a) 45,602 212,439
Sagax AB
, Class B
(a) 13,760 337,747
550,186
Specialty Retail 0 .1%
H & M Hennes & Mauritz AB
,
Class B
(a) 51,335 751,913
Wireless Telecommunication Services 0 .0%
†
Tele2 AB
, Class B
40,854 433,847
34,383,960
SWITZERLAND 6 .2%
Banks 0 .0%
†
Banque Cantonale Vaudoise
(Registered)(a) 2,044 214,868
Building Products 0 .1%
Geberit AG (Registered) 2,473 1,408,364

Nationwide International Index Fund - April 30, 2023 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
SWITZERLAND
Capital Markets 0 .7%
Credit Suisse Group AG
(Registered) 254,911 230,134
Julius Baer Group Ltd. 14,812 1,061,329
Partners Group Holding AG 1,560 1,514,840
UBS Group AG (Registered) 232,664 4,728,821
7,535,124
Chemicals 0 .5%
Clariant AG (Registered)* 15,412 256,558
EMS-Chemie Holding AG
(Registered) 468 384,262
Givaudan SA (Registered) 637 2,228,261
Sika AG (Registered) 9,953 2,736,901
5,605,982
Containers & Packaging 0 .1%
SIG Group AG 21,521 574,696
Diversified Telecommunication Services 0 .1%
Swisscom AG (Registered) 1,786 1,224,359
Electric Utilities 0 .0%
†
BKW AG 1,433 245,065
Electrical Equipment 0 .4%
ABB Ltd. (Registered) 108,373 3,911,630
Food Products 0 .2%
Barry Callebaut AG
(Registered) 251 535,650
Chocoladefabriken Lindt &
Spruengli AG 73 901,654
Chocoladefabriken Lindt &
Spruengli AG (Registered) 7 860,615
2,297,919
Health Care Equipment & Supplies 0 .5%
Alcon, Inc. 34,394 2,502,337
Sonova Holding AG
(Registered) 3,561 1,127,686
Straumann Holding AG
(Registered) 7,696 1,157,410
4,787,433
Insurance 0 .6%
Baloise Holding AG
(Registered) 3,202 535,449
Swiss Life Holding AG
(Registered)* 2,129 1,402,236
Zurich Insurance Group AG 10,341 5,001,758
6,939,443
Life Sciences Tools & Services 0 .3%
Bachem Holding AG
, Class B
2,369 259,222
Lonza Group AG
(Registered) 5,090 3,167,939
3,427,161
Machinery 0 .2%
Schindler Holding AG 2,807 624,946
Schindler Holding AG
(Registered) 1,667 355,359
VAT Group AG Reg. S(b) 1,915 675,603
1,655,908
Marine Transportation 0 .1%
Kuehne + Nagel International
AG (Registered) 3,776 1,117,896
Common Stocks
Shares Value ($)
SWITZERLAND
Pharmaceuticals 1 .5%
DSM-Firmenich AG* 12,051 1,577,014
Novartis AG (Registered) 149,309 15,281,874
16,858,888
Professional Services 0 .1%
Adecco Group AG
(Registered) 10,753 368,845
SGS SA (Registered) 11,000 993,383
1,362,228
Real Estate Management & Development 0 .1%
Swiss Prime Site AG
(Registered) 5,490 497,297
Software 0 .0%
†
Temenos AG (Registered) 4,516 379,788
Technology Hardware, Storage & Peripherals 0 .1%
Logitech International SA
(Registered) 11,460 676,905
Textiles, Apparel & Luxury Goods 0 .6%
Cie Financiere Richemont
SA (Registered) 36,271 5,993,526
Swatch Group AG (The) 2,012 687,074
Swatch Group AG (The)
(Registered) 3,905 246,241
6,926,841
67,647,795
UNITED KINGDOM 11 .6%
Aerospace & Defense 0 .4%
BAE Systems plc 211,491 2,696,428
Melrose Industries plc 28,380 146,033
Rolls-Royce Holdings plc* 576,934 1,104,846
3,947,307
Banks 1 .6%
Barclays plc 1,076,019 2,170,645
HSBC Holdings plc 1,378,161 9,919,147
Lloyds Banking Group plc 4,614,940 2,802,642
NatWest Group plc 366,432 1,213,500
Standard Chartered plc 172,303 1,362,670
17,468,604
Beverages 0 .7%
Coca-Cola Europacific
Partners plc(a) 13,647 879,822
Diageo plc 156,784 7,162,269
8,042,091
Broadline Retail 0 .1%
Next plc 9,193 779,341
Capital Markets 0 .5%
3i Group plc 67,106 1,494,663
abrdn plc 132,911 356,437
Hargreaves Lansdown plc 23,596 238,902
London Stock Exchange
Group plc 26,264 2,753,548
Schroders plc 61,780 378,548
St. James's Place plc 37,513 569,871
5,791,969
Chemicals 0 .1%
Croda International plc 9,628 845,323
Johnson Matthey plc 13,016 321,421
1,166,744

58 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Commercial Services & Supplies 0 .1%
Rentokil Initial plc 173,292 1,378,160
Consumer Staples Distribution & Retail 0 .2%
J Sainsbury plc 124,583 433,419
Ocado Group plc*(a) 42,326 270,086
Tesco plc 514,970 1,821,308
2,524,813
Diversified Consumer Services 0 .0%
†
Pearson plc 44,707 496,873
Diversified REITs 0 .1%
British Land Co. plc (The) 61,375 308,812
Land Securities Group plc 50,336 427,663
736,475
Diversified Telecommunication Services 0 .1%
BT Group plc 479,194 956,265
Electric Utilities 0 .2%
SSE plc 73,698 1,700,358
Electronic Equipment, Instruments & Components 0 .1%
Halma plc 25,400 739,658
Financial Services 0 .0%
†
M&G plc 154,874 400,108
Food Products 0 .1%
Associated British Foods plc 24,563 604,349
Health Care Equipment & Supplies 0 .1%
Smith & Nephew plc 60,027 992,884
Hotels, Restaurants & Leisure 0 .5%
Compass Group plc 122,068 3,217,658
Entain plc 41,633 757,923
InterContinental Hotels
Group plc 12,143 834,422
Just Eat Takeaway.com NV
Reg. S*(b) 13,582 238,568
Whitbread plc 13,989 571,953
5,620,524
Household Durables 0 .1%
Barratt Developments plc 68,676 432,122
Berkeley Group Holdings plc 7,695 430,052
Persimmon plc 22,402 370,620
Taylor Wimpey plc 244,630 395,402
1,628,196
Household Products 0 .4%
Reckitt Benckiser Group plc 49,728 4,021,714
Industrial Conglomerates 0 .2%
CK Hutchison Holdings Ltd. 185,886 1,250,131
DCC plc 6,733 419,392
Smiths Group plc 25,523 540,202
2,209,725
Industrial REITs 0 .1%
Segro plc 83,365 878,097
Insurance 0 .3%
Admiral Group plc 12,873 373,911
Aviva plc 193,246 1,028,159
Legal & General Group plc 411,810 1,216,174
Phoenix Group Holdings plc 50,119 373,089
2,991,333
Common Stocks
Shares Value ($)
UNITED KINGDOM
Interactive Media & Services 0 .0%
†
Auto Trader Group plc Reg.
S(b) 67,844 543,009
Machinery 0 .1%
CNH Industrial NV 70,555 992,655
Spirax-Sarco Engineering plc 4,865 679,779
1,672,434
Media 0 .2%
Informa plc 100,075 909,302
WPP plc 75,433 875,542
1,784,844
Multi-Utilities 0 .3%
National Grid plc 254,333 3,648,205
Oil, Gas & Consumable Fuels 0 .8%
BP plc 1,252,335 8,422,396
Personal Care Products 0 .9%
Unilever plc 174,957 9,745,354
Pharmaceuticals 1 .4%
AstraZeneca plc 106,944 15,736,579
Professional Services 0 .5%
Intertek Group plc 11,340 592,653
RELX plc 133,086 4,425,959
5,018,612
Software 0 .1%
Sage Group plc (The) 70,244 724,124
Specialty Retail 0 .1%
JD Sports Fashion plc 174,292 353,827
Kingfisher plc 126,894 411,276
765,103
Textiles, Apparel & Luxury Goods 0 .1%
Burberry Group plc 25,967 846,828
Tobacco 0 .6%
British American Tobacco plc 146,284 5,404,190
Imperial Brands plc 62,312 1,541,171
6,945,361
Trading Companies & Distributors 0 .2%
Ashtead Group plc 30,383 1,749,840
Bunzl plc 22,595 899,825
2,649,665
Water Utilities 0 .1%
Severn Trent plc 17,640 650,279
United Utilities Group plc 44,707 607,829
1,258,108
Wireless Telecommunication Services 0 .2%
Vodafone Group plc 1,772,850 2,131,236
126,967,446
UNITED STATES 7 .3%
Automobiles 0 .2%
Stellantis NV 156,696 2,592,692
Biotechnology 0 .6%
CSL Ltd. 33,238 6,615,367
Construction Materials 0 .3%
Holcim AG* 38,518 2,537,512

Nationwide International Index Fund - April 30, 2023 (Unaudited) - Statement of Investments - 59
Common Stocks
Shares Value ($)
UNITED STATES
Construction Materials
James Hardie Industries plc
CHDI 29,698 662,152
3,199,664
Electrical Equipment 0 .6%
Schneider Electric SE 37,374 6,529,578
Energy Equipment & Services 0 .1%
Tenaris SA 31,431 451,510
Food Products 2 .2%
Nestle SA (Registered) 189,798 24,334,173
Insurance 0 .2%
Swiss Re AG 20,958 2,106,444
Life Sciences Tools & Services 0 .1%
QIAGEN NV* 15,191 678,457
Personal Care Products 0 .1%
Haleon plc 350,191 1,546,161
Pharmaceuticals 2 .7%
GSK plc 279,693 5,066,751
Roche Holding AG 50,289 15,808,271
Sanofi 78,731 8,677,737
29,552,759
Professional Services 0 .2%
Experian plc 63,377 2,239,483
Software 0 .0%
†
CyberArk Software Ltd.* 2,777 346,014
80,192,302
Total Common Stocks
(cost $711,091,089) 1,084,740,672
Repurchase Agreement 1 .2%
Principal
Amount ($)
CF Secured, LLC, 4.77%,
dated 4/28/2023, due
5/1/2023, repurchase
price $12,988,989,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
5/15/2023 - 2/15/2053;
total market value
$13,248,770.(c)(d) 12,983,828 12,983,828
Total Repurchase Agreement
(cost $12,983,828) 12,983,828
Total Investments
(cost $724,074,917) — 99.9% 1,097,724,500
Other assets in excess of liabilities — 0.1% 1,047,417
NET ASSETS — 100.0%
$ 1,098,771,917
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
April 30, 2023. The total value of securities on loan as of
April 30, 2023 was $35,339,692, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $12,983,828 and by $25,587,488 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates ranging
from 5/25/2023 – 11/15/2052, a total value of $38,571,316.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2023 was
$17,639,183 which represents 1.61% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2023 was $12,983,828.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.

60 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide International Index Fund
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of April 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 69 6/2023 EUR 3,284,544 (19,609)
FTSE 100 Index 21 6/2023 GBP 2,075,051 (9,123)
Nikkei 225 Index 21 6/2023 JPY 2,225,311 22,627
SPI 200 Index 10 6/2023 AUD 1,210,581 (3,064)
Net contracts (9,169)
As of April 30, 2023, the Fund had $600,294 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
The accompanying notes are an integral part of these financial statements.

Nationwide Mid Cap Market Index Fund - April 30, 2023 (Unaudited) - Statement of Investments - 61
Common Stocks 99 .5%
Shares Value ($)
Aerospace & Defense 1 .7%
Axon Enterprise, Inc.* 20,802 4,383,189
Curtiss-Wright Corp. 11,803 2,004,503
Hexcel Corp.(a) 26,011 1,874,873
Mercury Systems, Inc.*(a) 17,913 853,913
Woodward, Inc. 18,432 1,769,841
10,886,319
Air Freight & Logistics 0 .3%
GXO Logistics, Inc.* 36,605 1,944,824
Automobile Components 1 .8%
Adient plc* 29,292 1,082,046
Autoliv, Inc. 23,674 2,031,466
Dana, Inc. 38,983 576,559
Fox Factory Holding Corp.* 13,081 1,450,290
Gentex Corp. 72,308 1,994,978
Goodyear Tire & Rubber Co.
(The)* 86,328 921,120
Lear Corp. 18,193 2,322,518
Visteon Corp.*(a) 8,722 1,224,482
11,603,459
Automobiles 0 .4%
Harley-Davidson, Inc. 41,119 1,525,515
Thor Industries, Inc.(a) 16,587 1,310,705
2,836,220
Banks 6 .0%
Associated Banc-Corp. 45,685 814,564
Bank of Hawaii Corp. 12,330 597,142
Bank OZK 33,616 1,200,764
Cadence Bank 55,641 1,125,061
Cathay General Bancorp 22,201 707,546
Columbia Banking System,
Inc. 64,411 1,375,819
Commerce Bancshares, Inc.
(a) 35,055 1,957,822
Cullen/Frost Bankers, Inc. 19,833 2,186,588
East West Bancorp, Inc. 43,396 2,243,139
First Financial Bankshares,
Inc.(a) 40,116 1,173,794
First Horizon Corp. 165,106 2,897,610
FNB Corp. 110,911 1,273,258
Fulton Financial Corp.(a) 52,096 621,505
Glacier Bancorp, Inc. 34,296 1,139,656
Hancock Whitney Corp. 26,472 966,758
Home BancShares, Inc. 58,671 1,277,268
International Bancshares Corp. 16,362 698,167
New York Community
Bancorp, Inc. 210,109 2,246,065
Old National Bancorp 89,393 1,198,760
Pinnacle Financial Partners,
Inc. 23,348 1,266,162
Prosperity Bancshares, Inc. 28,191 1,765,320
SouthState Corp. 23,381 1,612,821
Synovus Financial Corp. 44,402 1,367,582
Texas Capital Bancshares,
Inc.* 14,719 739,630
UMB Financial Corp. 13,426 854,028
United Bankshares, Inc.(a) 40,979 1,357,634
Valley National Bancorp(a) 130,140 1,220,713
Webster Financial Corp. 53,631 2,000,436
Common Stocks
Shares Value ($)
Banks
Wintrust Financial Corp. 18,821 1,286,792
39,172,404
Beverages 0 .5%
Boston Beer Co., Inc. (The),
Class A*(a) 2,877 913,477
Celsius Holdings, Inc.*(a) 12,518 1,196,345
Coca-Cola Consolidated, Inc. 1,435 845,875
2,955,697
Biotechnology 1 .6%
Arrowhead Pharmaceuticals,
Inc.* 33,427 1,183,650
Exelixis, Inc.* 99,682 1,824,180
Halozyme Therapeutics, Inc.* 41,783 1,342,488
Neurocrine Biosciences,
Inc.*(a) 29,719 3,002,808
United Therapeutics Corp.* 14,023 3,227,113
10,580,239
Broadline Retail 0 .6%
Kohl's Corp. 33,719 742,830
Macy's, Inc. 83,795 1,369,210
Nordstrom, Inc.(a) 34,899 539,539
Ollie's Bargain Outlet
Holdings, Inc.* 17,917 1,169,084
3,820,663
Building Products 3 .5%
Advanced Drainage Systems,
Inc. 19,339 1,657,739
Builders FirstSource, Inc.* 45,284 4,291,565
Carlisle Cos., Inc. 15,912 3,434,605
Fortune Brands Innovations,
Inc. 39,490 2,554,608
Lennox International, Inc. 9,933 2,800,212
Owens Corning 28,755 3,071,322
Simpson Manufacturing Co.,
Inc.(a) 13,188 1,658,787
Trex Co., Inc.*(a) 33,899 1,852,919
UFP Industries, Inc. 18,812 1,477,118
22,798,875
Capital Markets 2 .0%
Affiliated Managers Group, Inc. 11,637 1,680,150
Evercore, Inc., Class A 11,067 1,262,413
Federated Hermes, Inc., Class
B 26,213 1,084,956
Interactive Brokers Group,
Inc., Class A 31,652 2,464,108
Janus Henderson Group plc 41,098 1,066,493
Jefferies Financial Group, Inc. 55,842 1,788,619
SEI Investments Co. 31,461 1,853,368
Stifel Financial Corp. 32,498 1,948,905
13,149,012
Chemicals 2 .6%
Ashland, Inc.(a) 15,430 1,567,842
Avient Corp. 26,511 1,020,939
Axalta Coating Systems Ltd.* 67,967 2,145,718
Cabot Corp. 17,375 1,246,830
Chemours Co. (The) 45,272 1,316,057
Ingevity Corp.*(a) 10,801 774,864

62 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Chemicals
NewMarket Corp. 2,043 816,383
Olin Corp. 37,892 2,099,217
RPM International, Inc. 39,719 3,258,150
Scotts Miracle-Gro Co. (The)
(a) 12,597 841,605
Sensient Technologies Corp. 12,929 962,693
Westlake Corp. 10,670 1,214,033
17,264,331
Commercial Services & Supplies 1 .2%
Brink's Co. (The) 14,246 895,361
Clean Harbors, Inc.* 15,493 2,248,964
MSA Safety, Inc. 11,393 1,478,242
Stericycle, Inc.* 28,532 1,302,486
Tetra Tech, Inc. 16,382 2,266,777
8,191,830
Communications Equipment 0 .6%
Calix, Inc.* 17,623 805,371
Ciena Corp.* 45,669 2,102,601
Lumentum Holdings, Inc.*(a) 21,056 1,015,952
3,923,924
Construction & Engineering 1 .9%
AECOM 42,753 3,550,636
EMCOR Group, Inc. 14,670 2,508,570
Fluor Corp.* 43,365 1,260,187
MasTec, Inc.* 18,295 1,624,779
MDU Resources Group, Inc. 62,710 1,832,386
Valmont Industries, Inc. 6,578 1,911,304
12,687,862
Construction Materials 0 .3%
Eagle Materials, Inc. 11,144 1,651,652
Consumer Finance 0 .4%
FirstCash Holdings, Inc. 11,444 1,179,075
Navient Corp. 30,947 511,864
SLM Corp. 73,461 1,103,384
2,794,323
Consumer Staples Distribution & Retail 2 .0%
BJ's Wholesale Club Holdings,
Inc.* 41,363 3,158,892
Casey's General Stores, Inc. 11,464 2,623,193
Grocery Outlet Holding Corp.* 26,918 801,618
Performance Food Group Co.* 48,042 3,011,753
Sprouts Farmers Market,
Inc.*(a) 32,869 1,139,240
US Foods Holding Corp.* 62,991 2,418,854
13,153,550
Containers & Packaging 0 .9%
AptarGroup, Inc. 20,087 2,380,510
Greif, Inc., Class A 7,726 485,116
Silgan Holdings, Inc. 25,859 1,273,814
Sonoco Products Co. 30,083 1,823,632
5,963,072
Diversified Consumer Services 1 .0%
Graham Holdings Co., Class B 1,190 684,928
Grand Canyon Education,
Inc.* 9,500 1,127,650
H&R Block, Inc.(a) 47,034 1,594,923
Common Stocks
Shares Value ($)
Diversified Consumer Services
Service Corp. International 47,324 3,321,672
6,729,173
Diversified Telecommunication Services 0 .6%
Frontier Communications
Parent, Inc.* 68,930 1,553,682
Iridium Communications, Inc. 38,663 2,453,941
4,007,623
Electric Utilities 1 .4%
ALLETE, Inc. 17,446 1,088,281
Hawaiian Electric Industries,
Inc. 33,856 1,327,494
IDACORP, Inc. 15,607 1,734,250
OGE Energy Corp. 61,602 2,312,539
PNM Resources, Inc. 26,439 1,272,509
Portland General Electric Co. 27,634 1,398,833
9,133,906
Electrical Equipment 2 .1%
Acuity Brands, Inc.(a) 9,902 1,558,377
EnerSys 12,613 1,046,500
Hubbell, Inc. 16,492 4,441,625
nVent Electric plc 50,842 2,131,805
Regal Rexnord Corp.(a) 20,354 2,649,277
SunPower Corp.*(a) 25,821 341,354
Sunrun, Inc.*(a) 66,055 1,389,797
Vicor Corp.* 6,779 291,294
13,850,029
Electronic Equipment, Instruments & Components 3 .3%
Arrow Electronics, Inc.* 17,950 2,054,018
Avnet, Inc. 28,330 1,168,896
Belden, Inc. 13,209 1,042,058
Cognex Corp. 53,208 2,537,490
Coherent Corp.* 42,938 1,465,903
IPG Photonics Corp.* 9,940 1,142,901
Jabil, Inc.(a) 41,007 3,204,697
Littelfuse, Inc.(a) 7,632 1,848,776
National Instruments Corp. 40,217 2,341,836
Novanta, Inc.* 11,021 1,684,450
TD SYNNEX Corp. 12,807 1,140,335
Vishay Intertechnology, Inc. 39,544 841,892
Vontier Corp. 48,219 1,308,181
21,781,433
Energy Equipment & Services 0 .7%
ChampionX Corp. 61,320 1,660,546
NOV, Inc. 120,943 2,025,795
Valaris Ltd.* 18,670 1,120,200
4,806,541
Entertainment 0 .2%
World Wrestling Entertainment,
Inc., Class A 13,386 1,434,578
Financial Services 1 .5%
Essent Group Ltd. 33,264 1,412,722
Euronet Worldwide, Inc.* 14,561 1,612,485
MGIC Investment Corp. 89,555 1,331,683
Voya Financial, Inc.(a) 29,876 2,284,917
Western Union Co. (The) 89,632 979,678

Nationwide Mid Cap Market Index Fund - April 30, 2023 (Unaudited) - Statement of Investments - 63
Common Stocks
Shares Value ($)
Financial Services
WEX, Inc.* 13,412 2,378,618
10,000,103
Food Products 1 .5%
Darling Ingredients, Inc.* 49,313 2,937,575
Flowers Foods, Inc. 59,344 1,632,554
Ingredion, Inc. 20,240 2,148,881
Lancaster Colony Corp. 6,150 1,286,088
Pilgrim's Pride Corp.* 13,822 315,280
Post Holdings, Inc.* 16,364 1,480,778
9,801,156
Gas Utilities 1 .3%
National Fuel Gas Co. 28,350 1,584,765
New Jersey Resources Corp. 29,832 1,540,524
ONE Gas, Inc.(a) 16,761 1,289,759
Southwest Gas Holdings, Inc. 20,051 1,122,856
Spire, Inc.(a) 16,247 1,100,409
UGI Corp. 64,512 2,185,667
8,823,980
Ground Transportation 2 .0%
Avis Budget Group, Inc.* 7,702 1,360,712
Hertz Global Holdings, Inc.* 49,199 820,639
Knight-Swift Transportation
Holdings, Inc. 49,444 2,784,686
Landstar System, Inc.(a) 11,075 1,949,532
Ryder System, Inc. 15,565 1,232,126
Saia, Inc.*(a) 8,152 2,427,421
Werner Enterprises, Inc. 17,945 810,576
XPO, Inc.* 35,098 1,550,630
12,936,322
Health Care Equipment & Supplies 3 .9%
Enovis Corp.* 14,520 845,790
Envista Holdings Corp.* 50,309 1,936,393
Globus Medical, Inc., Class A* 23,978 1,394,081
Haemonetics Corp.* 15,616 1,307,215
ICU Medical, Inc.* 6,232 1,178,721
Inari Medical, Inc.*(a) 14,927 991,451
Integra LifeSciences Holdings
Corp.* 22,173 1,226,610
Lantheus Holdings, Inc.*(a) 21,239 1,814,873
LivaNova plc* 16,432 787,093
Masimo Corp.* 14,880 2,814,403
Neogen Corp.* 65,945 1,135,573
Omnicell, Inc.*(a) 13,835 840,753
Penumbra, Inc.* 11,686 3,320,226
QuidelOrtho Corp.* 16,543 1,488,043
Shockwave Medical, Inc.* 11,120 3,226,579
STAAR Surgical Co.*(a) 14,952 1,053,668
25,361,472
Health Care Providers & Services 2 .3%
Acadia Healthcare Co., Inc.* 28,032 2,026,433
Amedisys, Inc.* 10,074 808,942
Chemed Corp. 4,575 2,521,969
Encompass Health Corp. 30,772 1,974,024
HealthEquity, Inc.* 25,832 1,380,720
Option Care Health, Inc.* 51,679 1,661,480
Patterson Cos., Inc. 26,731 724,677
Progyny, Inc.* 23,402 777,883
R1 RCM, Inc.*(a) 41,937 653,798
Common Stocks
Shares Value ($)
Health Care Providers & Services
Tenet Healthcare Corp.* 33,317 2,442,802
14,972,728
Health Care REITs 1 .2%
Healthcare Realty Trust, Inc. 117,160 2,317,425
Medical Properties Trust, Inc. 185,189 1,624,108
Omega Healthcare Investors,
Inc. 72,202 1,932,125
Physicians Realty Trust 70,819 1,021,210
Sabra Health Care REIT, Inc. 71,655 816,867
7,711,735
Hotel & Resort REITs 0 .1%
Park Hotels & Resorts, Inc. 69,788 840,945
Hotels, Restaurants & Leisure 3 .5%
Aramark 80,156 2,781,413
Boyd Gaming Corp. 24,519 1,701,619
Choice Hotels International,
Inc. 8,589 1,095,269
Churchill Downs, Inc.(a) 10,127 2,962,451
Hilton Grand Vacations, Inc.* 24,230 1,037,044
Light & Wonder, Inc.* 28,919 1,743,527
Marriott Vacations Worldwide
Corp. 11,843 1,593,594
Papa John's International, Inc.
(a) 9,999 747,825
Penn Entertainment, Inc.* 48,006 1,430,099
Texas Roadhouse, Inc. 20,599 2,278,662
Travel + Leisure Co. 24,807 949,364
Wendy's Co. (The) 52,803 1,166,946
Wingstop, Inc. 9,238 1,848,616
Wyndham Hotels & Resorts,
Inc. 27,246 1,858,722
23,195,151
Household Durables 1 .6%
Helen of Troy Ltd.* 7,354 737,900
KB Home 24,912 1,091,644
Leggett & Platt, Inc. 41,095 1,327,779
Taylor Morrison Home Corp.,
Class A* 33,578 1,446,876
Tempur Sealy International,
Inc. 52,532 1,968,374
Toll Brothers, Inc. 31,714 2,026,842
TopBuild Corp.*(a) 9,860 2,223,233
10,822,648
Household Products 0 .1%
Energizer Holdings, Inc. 20,295 678,462
Independent Power and Renewable Electricity Producers
0 .2%
Ormat Technologies, Inc.(a) 16,179 1,388,320
Industrial REITs 1 .2%
EastGroup Properties, Inc. 13,418 2,234,902
First Industrial Realty Trust,
Inc. 40,700 2,135,529
Rexford Industrial Realty, Inc. 58,187 3,245,089
7,615,520
Insurance 4 .1%
American Financial Group, Inc. 21,322 2,616,849

64 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Insurance
Brighthouse Financial, Inc.* 20,838 921,040
CNO Financial Group, Inc. 35,299 792,109
First American Financial Corp. 31,601 1,820,534
Hanover Insurance Group, Inc.
(The) 11,017 1,317,192
Kemper Corp. 19,821 964,292
Kinsale Capital Group, Inc. 6,681 2,182,749
Old Republic International
Corp. 84,966 2,147,091
Primerica, Inc. 11,376 2,076,234
Reinsurance Group of
America, Inc. 20,515 2,919,695
RenaissanceRe Holdings Ltd. 13,452 2,897,695
RLI Corp. 12,499 1,737,986
Selective Insurance Group,
Inc. 18,619 1,793,568
Unum Group 57,565 2,429,243
26,616,277
Interactive Media & Services 0 .3%
TripAdvisor, Inc.* 31,789 563,619
Ziff Davis, Inc.* 14,629 1,069,965
1,633,584
IT Services 0 .1%
Kyndryl Holdings, Inc.* 62,903 909,577
Leisure Products 1 .2%
Brunswick Corp. 22,379 1,897,515
Mattel, Inc.* 109,257 1,966,626
Polaris, Inc.(a) 16,815 1,826,950
Topgolf Callaway Brands
Corp.* 42,903 951,160
YETI Holdings, Inc.* 26,323 1,038,442
7,680,693
Life Sciences Tools & Services 1 .4%
Azenta, Inc.* 21,090 917,204
Bruker Corp. 30,773 2,435,067
Medpace Holdings, Inc.* 7,791 1,559,291
Repligen Corp.* 15,888 2,409,097
Sotera Health Co.* 29,913 501,641
Syneos Health, Inc.* 31,406 1,233,000
9,055,300
Machinery 4 .7%
AGCO Corp. 19,059 2,362,172
Chart Industries, Inc.* 13,133 1,748,002
Crane Co.* 14,565 1,049,700
Crane NXT Co. 14,565 689,798
Donaldson Co., Inc. 37,451 2,380,011
Esab Corp. 15,768 920,220
Flowserve Corp. 40,481 1,351,661
Graco, Inc. 51,854 4,111,504
ITT, Inc. 25,478 2,151,362
Lincoln Electric Holdings, Inc. 17,765 2,980,967
Middleby Corp. (The)*(a) 16,585 2,336,495
Oshkosh Corp. 20,211 1,546,546
Terex Corp. 20,565 916,993
Timken Co. (The) 20,461 1,572,428
Toro Co. (The) 32,208 3,358,006
Common Stocks
Shares Value ($)
Machinery
Watts Water Technologies,
Inc., Class A 8,446 1,365,972
30,841,837
Marine Transportation 0 .2%
Kirby Corp.* 18,515 1,330,118
Media 1 .0%
Cable One, Inc. 1,492 1,131,548
John Wiley & Sons, Inc., Class
A 13,010 501,796
New York Times Co. (The),
Class A 50,744 2,017,074
Nexstar Media Group, Inc. 11,620 2,015,489
TEGNA, Inc. 68,093 1,164,390
6,830,297
Metals & Mining 2 .4%
Alcoa Corp. 54,500 2,024,130
Cleveland-Cliffs, Inc.* 158,550 2,438,499
Commercial Metals Co. 36,160 1,688,311
MP Materials Corp.*(a) 28,557 618,830
Reliance Steel & Aluminum
Co. 18,058 4,474,771
Royal Gold, Inc.(a) 20,198 2,675,023
United States Steel Corp. 69,947 1,600,387
Worthington Industries, Inc. 9,410 558,860
16,078,811
Mortgage Real Estate Investment Trusts (REITs) 0 .7%
Annaly Capital Management,
Inc. 144,092 2,878,958
Starwood Property Trust, Inc. 87,936 1,573,175
4,452,133
Multi-Utilities 0 .4%
Black Hills Corp. 20,088 1,311,546
NorthWestern Corp. 17,896 1,049,063
2,360,609
Office REITs 0 .8%
Corporate Office Properties
Trust 34,795 796,458
Cousins Properties, Inc. 46,247 1,008,647
Douglas Emmett, Inc. 53,973 695,172
Highwoods Properties, Inc. 31,992 733,257
Kilroy Realty Corp. 32,154 940,183
Vornado Realty Trust 50,022 750,830
4,924,547
Oil, Gas & Consumable Fuels 3 .0%
Antero Midstream Corp. 103,823 1,117,135
Antero Resources Corp.* 85,077 1,955,920
Chord Energy Corp. 12,836 1,826,948
CNX Resources Corp.*(a) 51,922 806,349
DT Midstream, Inc. 29,528 1,454,845
Equitrans Midstream Corp.(a) 131,358 676,494
HF Sinclair Corp.(a) 41,461 1,828,845
Matador Resources Co. 34,643 1,698,546
Murphy Oil Corp. 45,094 1,655,401
PBF Energy, Inc., Class A(a) 35,340 1,231,952
PDC Energy, Inc.(a) 28,411 1,848,136
Range Resources Corp. 74,461 1,969,493

Nationwide Mid Cap Market Index Fund - April 30, 2023 (Unaudited) - Statement of Investments - 65
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Southwestern Energy Co.* 340,580 1,767,610
19,837,674
Paper & Forest Products 0 .2%
Louisiana-Pacific Corp. 22,211 1,326,885
Passenger Airlines 0 .1%
JetBlue Airways Corp.* 100,417 716,977
Personal Care Products 0 .4%
BellRing Brands, Inc.* 41,319 1,487,071
Coty, Inc., Class A* 113,542 1,347,743
2,834,814
Pharmaceuticals 0 .6%
Jazz Pharmaceuticals plc*(a) 19,374 2,721,466
Perrigo Co. plc 41,092 1,528,211
4,249,677
Professional Services 3 .5%
ASGN, Inc.*(a) 15,229 1,090,244
CACI International, Inc., Class
A* 7,240 2,268,437
Concentrix Corp. 13,136 1,267,755
ExlService Holdings, Inc.* 10,213 1,821,795
Exponent, Inc. 15,615 1,437,361
FTI Consulting, Inc.* 10,604 1,914,022
Genpact Ltd. 51,362 2,288,177
Insperity, Inc.(a) 11,021 1,349,632
KBR, Inc. 42,226 2,395,481
ManpowerGroup, Inc. 15,675 1,186,754
Maximus, Inc. 18,725 1,566,346
Paylocity Holding Corp.* 12,698 2,454,396
Science Applications
International Corp. 16,853 1,719,512
22,759,912
Real Estate Management & Development 0 .3%
Jones Lang LaSalle, Inc.* 14,626 2,033,599
Residential REITs 0 .4%
Apartment Income REIT Corp. 45,392 1,678,596
Independence Realty Trust,
Inc. 69,516 1,157,442
2,836,038
Retail REITs 1 .5%
Agree Realty Corp. 27,320 1,857,487
Brixmor Property Group, Inc. 92,459 1,972,150
Kite Realty Group Trust 67,822 1,405,272
Macerich Co. (The) 65,436 653,706
National Retail Properties, Inc. 55,860 2,429,910
Spirit Realty Capital, Inc. 43,122 1,658,472
9,976,997
Semiconductors & Semiconductor Equipment 2 .5%
Allegro MicroSystems, Inc.* 20,144 720,551
Amkor Technology, Inc. 30,982 693,067
Cirrus Logic, Inc.* 17,053 1,462,977
Lattice Semiconductor Corp.* 42,171 3,361,029
MACOM Technology Solutions
Holdings, Inc.*(a) 15,811 922,414
MKS Instruments, Inc. 17,686 1,483,325
Power Integrations, Inc. 17,637 1,283,621
Silicon Laboratories, Inc.* 9,851 1,372,244
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
SiTime Corp.* 5,009 543,326
Synaptics, Inc.* 12,024 1,064,845
Universal Display Corp. 13,392 1,787,296
Wolfspeed, Inc.*(a) 38,307 1,783,191
16,477,886
Software 2 .2%
ACI Worldwide, Inc.* 35,042 887,614
Aspen Technology, Inc.* 8,981 1,589,637
Blackbaud, Inc.* 13,704 950,441
CommVault Systems, Inc.* 13,726 799,814
Dynatrace, Inc.* 66,703 2,820,203
Envestnet, Inc.*(a) 14,365 910,453
Manhattan Associates, Inc.* 19,229 3,185,861
NCR Corp.*(a) 42,964 957,667
Qualys, Inc.* 10,703 1,208,797
Teradata Corp.* 31,463 1,217,933
14,528,420
Specialized REITs 2 .1%
CubeSmart 69,098 3,143,268
EPR Properties 22,896 960,716
Lamar Advertising Co., Class A 26,849 2,837,402
Life Storage, Inc. 26,153 3,514,440
National Storage Affiliates
Trust 25,790 994,205
PotlatchDeltic Corp. 25,052 1,158,154
Rayonier, Inc. 45,398 1,423,681
14,031,866
Specialty Retail 3 .2%
AutoNation, Inc.* 10,589 1,394,571
Dick's Sporting Goods, Inc. 18,412 2,669,924
Five Below, Inc.* 17,081 3,371,106
Foot Locker, Inc.(a) 24,209 1,016,536
GameStop Corp., Class A*(a) 78,029 1,505,180
Gap, Inc. (The)(a) 64,719 621,303
Lithia Motors, Inc., Class A 8,434 1,862,986
Murphy USA, Inc.(a) 6,184 1,702,022
RH*(a) 5,702 1,454,751
Valvoline, Inc. 53,034 1,832,325
Victoria's Secret & Co.* 25,009 775,529
Williams-Sonoma, Inc.(a) 20,482 2,479,141
20,685,374
Technology Hardware, Storage & Peripherals 0 .3%
Super Micro Computer, Inc.*(a) 14,375 1,515,556
Xerox Holdings Corp. 34,934 547,416
2,062,972
Textiles, Apparel & Luxury Goods 2 .2%
Capri Holdings Ltd.* 38,799 1,610,158
Carter's, Inc.(a) 11,714 817,286
Columbia Sportswear Co. 10,805 902,650
Crocs, Inc.* 19,001 2,349,854
Deckers Outdoor Corp.* 8,110 3,887,447
PVH Corp. 19,565 1,678,873
Skechers USA, Inc., Class A* 41,378 2,200,896
Under Armour, Inc., Class A* 58,607 519,844
Under Armour, Inc., Class C* 57,857 465,170
14,432,178

66 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Trading Companies & Distributors 1 .2%
GATX Corp. 10,743 1,223,735
MSC Industrial Direct Co., Inc.,
Class A 14,635 1,327,834
Univar Solutions, Inc.* 50,349 1,787,390
Watsco, Inc. 10,235 3,545,199
7,884,158
Water Utilities 0 .5%
Essential Utilities, Inc. 73,440 3,135,888
Total Common Stocks
(cost $480,942,205) 653,795,179
Repurchase Agreement 0 .7%
Principal
Amount ($)
CF Secured, LLC,
4.77%, dated 4/28/2023,
due 5/1/2023, repurchase
price $4,418,976,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
5/15/2023 - 2/15/2053;
total market value
$4,507,355.(b)(c) 4,417,219 4,417,219
Total Repurchase Agreement
(cost $4,417,219) 4,417,219
Total Investments
(cost $485,359,424) — 100.2% 658,212,398
Liabilities in excess of other assets — (0.2)% (1,031,282)
NET ASSETS — 100.0%
$ 657,181,116
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of April
30, 2023. The total value of securities on loan as of April 30,
2023 was $66,636,687, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $4,417,219 and by $63,717,170 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from
5/25/2023 – 11/15/2052, a total value of $68,134,389.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2023 was $4,417,219.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Futures contracts outstanding as of April 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 13 6/2023 USD 3,250,780 13,081
Net contracts 13,081
As of April 30, 2023, the Fund had $174,800 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide NYSE Arca Tech 100 Index Fund - April 30, 2023 (Unaudited) - Statement of Investments - 67
Common Stocks 98 .8%
Shares Value ($)
Aerospace & Defense 8 .3%
Boeing Co. (The)* 38,153 7,889,277
General Dynamics Corp. 38,153 8,330,326
L3Harris Technologies, Inc. 38,153 7,445,558
Lockheed Martin Corp. 38,153 17,720,161
Raytheon Technologies Corp. 38,153 3,811,485
45,196,807
Automobiles 1 .2%
Tesla, Inc.* 38,153 6,268,919
Biotechnology 4 .6%
Amgen, Inc. 38,153 9,146,800
Biogen, Inc.* 38,153 11,607,287
Gilead Sciences, Inc. 38,153 3,136,558
Myriad Genetics, Inc.* 38,153 812,278
24,702,923
Broadline Retail 1 .9%
Alibaba Group Holding Ltd.,
ADR-CN* 38,153 3,231,177
Amazon.com, Inc.* 38,153 4,023,234
eBay, Inc. 38,153 1,771,444
JD.com, Inc., ADR-CN 38,153 1,362,825
10,388,680
Chemicals 0 .5%
DuPont de Nemours, Inc. 38,153 2,660,027
Communications Equipment 5 .6%
Ciena Corp.* 38,153 1,756,564
Cisco Systems, Inc. 38,153 1,802,730
F5, Inc.* 38,153 5,126,237
Juniper Networks, Inc. 38,153 1,150,313
Motorola Solutions, Inc. 38,153 11,117,784
Nokia OYJ, ADR-FI 38,153 159,861
Ubiquiti, Inc. 38,153 8,872,480
Viavi Solutions, Inc.*(a) 38,153 341,851
30,327,820
Diversified Telecommunication Services 0 .1%
AT&T, Inc. 38,153 674,164
Electrical Equipment 0 .3%
Sensata Technologies Holding
plc 38,153 1,657,748
Electronic Equipment, Instruments & Components 0 .8%
Amphenol Corp., Class A 38,153 2,879,407
Corning, Inc. 38,153 1,267,442
LG Display Co. Ltd., ADR-KR* 38,153 214,420
4,361,269
Energy Equipment & Services 0 .7%
Halliburton Co. 38,153 1,249,511
NOV, Inc. 38,153 639,063
Schlumberger NV 38,153 1,882,850
3,771,424
Entertainment 0 .5%
Activision Blizzard, Inc.* 38,153 2,964,870
Financial Services 4 .3%
Mastercard, Inc., Class A 38,153 14,499,284
Visa, Inc., Class A(a) 38,153 8,879,348
23,378,632
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies 1 .3%
Baxter International, Inc. 38,153 1,819,135
Boston Scientific Corp.* 38,153 1,988,535
Medtronic plc 38,153 3,470,015
7,277,685
Health Care Technology 1 .3%
Veeva Systems, Inc., Class A* 38,153 6,832,439
Household Durables 1 .0%
Garmin Ltd. 38,153 3,745,480
iRobot Corp.*(a) 38,153 1,500,558
5,246,038
Industrial Conglomerates 1 .4%
Honeywell International, Inc. 38,153 7,624,496
Interactive Media & Services 3 .0%
Alphabet, Inc., Class A* 38,153 4,095,343
Meta Platforms, Inc., Class A* 38,153 9,168,929
Ziff Davis, Inc.* 38,153 2,790,510
16,054,782
IT Services 3 .8%
Akamai Technologies, Inc.* 38,153 3,127,402
Amdocs Ltd. 38,153 3,481,461
DXC Technology Co.* 38,153 909,949
International Business
Machines Corp. 38,153 4,822,921
VeriSign, Inc.* 38,153 8,462,335
20,804,068
Life Sciences Tools & Services 8 .0%
Agilent Technologies, Inc. 38,153 5,167,061
Danaher Corp. 38,153 9,038,827
Illumina, Inc.* 38,153 7,842,730
Thermo Fisher Scientific, Inc. 38,153 21,171,100
43,219,718
Pharmaceuticals 1 .8%
AstraZeneca plc, ADR-UK 38,153 2,793,563
Bausch Health Cos., Inc.* 38,153 281,187
Bristol-Myers Squibb Co. 38,153 2,547,476
Novartis AG, ADR-CH 38,153 3,913,353
9,535,579
Professional Services 1 .5%
Automatic Data Processing,
Inc. 38,153 8,393,660
Semiconductors & Semiconductor Equipment 26 .2%
Advanced Micro Devices, Inc.* 38,153 3,409,734
Analog Devices, Inc. 38,153 6,862,962
Applied Materials, Inc. 38,153 4,312,434
ASML Holding NV
(Registered), NYRS-NL 38,153 24,298,120
Broadcom, Inc. 38,153 23,902,855
FormFactor, Inc.* 38,153 1,041,958
Intel Corp. 38,153 1,185,032
KLA Corp. 38,153 14,747,661
Lam Research Corp. 38,153 19,995,224
Microchip Technology, Inc. 38,153 2,784,787
Micron Technology, Inc. 38,153 2,455,527
NVIDIA Corp. 38,153 10,587,076
NXP Semiconductors NV 38,153 6,247,172
ON Semiconductor Corp.* 38,153 2,745,490

68 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide NYSE Arca Tech 100 Index Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
QUALCOMM, Inc. 38,153 4,456,270
Synaptics, Inc.* 38,153 3,378,830
Teradyne, Inc. 38,153 3,486,421
Texas Instruments, Inc. 38,153 6,379,182
142,276,735
Software 18 .0%
Adeia, Inc. 38,153 291,489
Adobe, Inc.* 38,153 14,405,047
Check Point Software
Technologies Ltd.* 38,153 4,859,166
Gen Digital, Inc. 38,153 674,163
InterDigital, Inc.(a) 38,153 2,584,484
Intuit, Inc. 38,153 16,938,024
LiveRamp Holdings, Inc.* 38,153 919,106
Microsoft Corp. 38,153 11,722,891
Open Text Corp. 38,153 1,445,617
Oracle Corp. 38,153 3,613,852
Progress Software Corp. 38,153 2,093,837
PTC, Inc.* 38,153 4,799,266
Salesforce, Inc.* 38,153 7,568,411
SAP SE, ADR-DE 38,153 5,160,956
Synopsys, Inc.* 38,153 14,166,972
Teradata Corp.* 38,153 1,476,903
VMware, Inc., Class A* 38,153 4,770,269
97,490,453
Technology Hardware, Storage & Peripherals 2 .6%
Apple, Inc. 38,153 6,473,801
HP, Inc. 38,153 1,133,526
NetApp, Inc. 38,153 2,399,442
Seagate Technology Holdings
plc(a) 38,153 2,242,252
Western Digital Corp.* 38,153 1,313,989
Xerox Holdings Corp. 38,153 597,857
14,160,867
Wireless Telecommunication Services 0 .1%
Telephone & Data Systems,
Inc. 38,153 381,530
Total Common Stocks
(cost $160,461,101) 535,651,333
Repurchase Agreement 0 .5%
Principal
Amount ($) Value ($)
CF Secured, LLC,
4.77%, dated 4/28/2023,
due 5/1/2023, repurchase
price $2,684,202,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
5/15/2023 - 2/15/2053;
total market value
$2,737,886.(b)(c) 2,683,135 2,683,135
Total Repurchase Agreement
(cost $2,683,135) 2,683,135
Total Investments
(cost $163,144,236) — 99.3% 538,334,468
Other assets in excess of liabilities — 0.7% 3,590,700
NET ASSETS — 100.0%
$ 541,925,168
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of April
30, 2023. The total value of securities on loan as of April
30, 2023 was $9,824,964, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $2,683,135 and by $7,255,955 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 4.38%, and maturity dates ranging from
9/15/2023 – 2/15/2052, a total value of $9,939,090.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2023 was $2,683,135.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CH Switzerland
CN China
DE Germany
FI Finland
KR South Korea
NL Netherlands
NYRS New York Registry Shares
UK United Kingdom

Nationwide NYSE Arca Tech 100 Index Fund - April 30, 2023 (Unaudited) - Statement of Investments - 69
Futures contracts outstanding as of April 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index 23 6/2023 USD 6,127,315 73,004
Net contracts 73,004
As of April 30, 2023, the Fund had $174,000 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

70 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks 99 .7%
Shares Value ($)
Aerospace & Defense 1 .7%
Boeing Co. (The)* 19,929 4,120,919
General Dynamics Corp. 8,009 1,748,685
Howmet Aerospace, Inc. 12,965 574,220
Huntington Ingalls Industries,
Inc. 1,361 274,459
L3Harris Technologies, Inc. 6,798 1,326,630
Lockheed Martin Corp. 8,052 3,739,751
Northrop Grumman Corp. 5,099 2,352,016
Raytheon Technologies Corp. 51,916 5,186,408
Textron, Inc.(a) 7,450 498,703
TransDigm Group, Inc. 1,838 1,406,070
21,227,861
Air Freight & Logistics 0 .6%
CH Robinson Worldwide, Inc.
(a) 4,135 417,097
Expeditors International of
Washington, Inc. 5,567 633,747
FedEx Corp. 8,270 1,883,741
United Parcel Service, Inc.,
Class B 25,864 4,650,606
7,585,191
Automobile Components 0 .1%
Aptiv plc* 9,448 971,821
BorgWarner, Inc. 8,533 410,694
1,382,515
Automobiles 1 .5%
Ford Motor Co. 139,381 1,655,846
General Motors Co. 49,147 1,623,817
Tesla, Inc.* 95,312 15,660,715
18,940,378
Banks 3 .1%
Bank of America Corp. 235,313 6,889,964
Citigroup, Inc. 68,640 3,230,885
Citizens Financial Group, Inc. 18,595 575,329
Comerica, Inc. 5,418 234,979
Fifth Third Bancorp 25,019 655,498
First Republic Bank(a) 9,168 32,180
Huntington Bancshares, Inc. 50,954 570,685
JPMorgan Chase & Co. 103,949 14,369,910
KeyCorp 35,207 396,431
M&T Bank Corp.(a) 6,070 763,606
PNC Financial Services
Group, Inc. (The) 14,239 1,854,630
Regions Financial Corp. 33,560 612,805
Truist Financial Corp. 47,021 1,531,944
US Bancorp 49,374 1,692,541
Wells Fargo & Co. 135,040 5,367,840
Zions Bancorp NA 5,591 155,765
38,934,992
Beverages 1 .8%
Brown-Forman Corp., Class B 6,731 438,121
Coca-Cola Co. (The) 137,930 8,848,209
Constellation Brands, Inc.,
Class A 5,805 1,332,073
Keurig Dr Pepper, Inc. 29,564 966,743
Molson Coors Beverage Co.,
Class B(a) 6,824 405,892
Monster Beverage Corp.* 26,995 1,511,720
Common Stocks
Shares Value ($)
Beverages
PepsiCo, Inc. 48,808 9,316,959
22,819,717
Biotechnology 2 .2%
AbbVie, Inc. 62,673 9,471,144
Amgen, Inc. 18,924 4,536,840
Biogen, Inc.* 5,103 1,552,486
Gilead Sciences, Inc. 44,192 3,633,024
Incyte Corp.* 6,374 474,289
Moderna, Inc.* 11,709 1,556,009
Regeneron Pharmaceuticals,
Inc.* 3,810 3,054,820
Vertex Pharmaceuticals, Inc.* 9,111 3,104,391
27,383,003
Broadline Retail 2 .8%
Amazon.com, Inc.* 315,942 33,316,084
eBay, Inc. 18,835 874,509
Etsy, Inc.*(a) 4,578 462,515
34,653,108
Building Products 0 .4%
A O Smith Corp. 4,623 315,705
Allegion plc 2,995 330,887
Carrier Global Corp. 29,178 1,220,224
Johnson Controls International
plc 24,355 1,457,403
Masco Corp. 8,308 444,561
Trane Technologies plc 8,123 1,509,335
5,278,115
Capital Markets 2 .8%
Ameriprise Financial, Inc. 3,767 1,149,387
Bank of New York Mellon
Corp. (The) 26,304 1,120,287
BlackRock, Inc. 5,307 3,562,058
Cboe Global Markets, Inc. 3,506 489,788
Charles Schwab Corp. (The) 54,055 2,823,833
CME Group, Inc. 12,748 2,368,196
FactSet Research Systems,
Inc. 1,352 556,605
Franklin Resources, Inc. 10,279 276,300
Goldman Sachs Group, Inc.
(The) 12,001 4,121,623
Intercontinental Exchange, Inc. 19,805 2,157,359
Invesco Ltd. 15,312 262,295
MarketAxess Holdings, Inc. 1,352 430,436
Moody's Corp. 5,583 1,748,149
Morgan Stanley 46,301 4,165,701
MSCI, Inc. 2,834 1,367,263
Nasdaq, Inc. 11,790 652,812
Northern Trust Corp. 7,293 570,021
Raymond James Financial,
Inc. 6,935 627,826
S&P Global, Inc. 11,666 4,229,858
State Street Corp. 12,733 920,087
T. Rowe Price Group, Inc.(a) 7,836 880,218
34,480,102
Chemicals 1 .8%
Air Products & Chemicals, Inc. 7,870 2,316,613
Albemarle Corp. 4,078 756,306
Celanese Corp. 3,590 381,402

Nationwide S&P 500 Index Fund - April 30, 2023 (Unaudited) - Statement of Investments - 71
Common Stocks
Shares Value ($)
Chemicals
CF Industries Holdings, Inc. 7,128 510,222
Corteva, Inc. 25,318 1,547,436
Dow, Inc. 24,980 1,358,912
DuPont de Nemours, Inc. 16,406 1,143,826
Eastman Chemical Co. 4,227 356,209
Ecolab, Inc. 8,869 1,488,573
FMC Corp. 4,350 537,573
International Flavors &
Fragrances, Inc. 9,179 889,996
Linde plc 17,455 6,448,750
LyondellBasell Industries NV,
Class A 8,927 844,583
Mosaic Co. (The) 11,988 513,686
PPG Industries, Inc. 8,329 1,168,226
Sherwin-Williams Co. (The) 8,357 1,985,122
22,247,435
Commercial Services & Supplies 0 .5%
Cintas Corp. 3,061 1,395,112
Copart, Inc.* 15,281 1,207,963
Republic Services, Inc. 7,146 1,033,455
Rollins, Inc. 8,541 360,857
Waste Management, Inc. 13,163 2,185,716
6,183,103
Communications Equipment 0 .9%
Arista Networks, Inc.* 8,776 1,405,564
Cisco Systems, Inc. 145,587 6,878,986
F5, Inc.* 2,045 274,766
Juniper Networks, Inc. 11,279 340,062
Motorola Solutions, Inc. 5,959 1,736,452
10,635,830
Construction & Engineering 0 .1%
Quanta Services, Inc. 4,991 846,673
Construction Materials 0 .1%
Martin Marietta Materials, Inc. 2,157 783,422
Vulcan Materials Co. 4,804 841,277
1,624,699
Consumer Finance 0 .5%
American Express Co. 21,099 3,404,113
Capital One Financial Corp. 13,604 1,323,669
Discover Financial Services 9,379 970,445
Synchrony Financial 15,264 450,441
6,148,668
Consumer Staples Distribution & Retail 2 .0%
Costco Wholesale Corp. 15,725 7,913,135
Dollar General Corp. 7,855 1,739,568
Dollar Tree, Inc.* 7,400 1,137,454
Kroger Co. (The) 23,115 1,124,083
Sysco Corp. 18,206 1,397,128
Target Corp. 16,313 2,573,376
Walgreens Boots Alliance, Inc.
(a) 25,557 900,884
Walmart, Inc. 49,697 7,502,756
24,288,384
Containers & Packaging 0 .3%
Amcor plc 51,879 569,113
Avery Dennison Corp. 2,823 492,557
Ball Corp.(a) 10,875 578,332
Common Stocks
Shares Value ($)
Containers & Packaging
International Paper Co. 13,065 432,582
Packaging Corp. of America(a) 3,334 450,957
Sealed Air Corp. 5,466 262,313
Westrock Co. 9,515 284,784
3,070,638
Distributors 0 .2%
Genuine Parts Co. 5,108 859,728
LKQ Corp. 9,138 527,537
Pool Corp.(a) 1,364 479,200
1,866,465
Diversified Telecommunication Services 0 .8%
AT&T, Inc. 252,608 4,463,583
Verizon Communications, Inc. 148,839 5,779,419
10,243,002
Electric Utilities 1 .9%
Alliant Energy Corp.(a) 9,048 498,907
American Electric Power Co.,
Inc. 18,211 1,683,061
Constellation Energy Corp. 11,720 907,128
Duke Energy Corp. 27,288 2,698,237
Edison International(a) 13,368 983,885
Entergy Corp. 7,191 773,608
Evergy, Inc. 8,145 505,886
Eversource Energy 12,377 960,579
Exelon Corp. 35,217 1,494,609
FirstEnergy Corp. 19,128 761,294
NextEra Energy, Inc. 70,423 5,396,515
NRG Energy, Inc. 8,395 286,857
PG&E Corp.* 56,459 966,013
Pinnacle West Capital Corp. 3,789 297,285
PPL Corp. 25,495 732,216
Southern Co. (The) 38,581 2,837,633
Xcel Energy, Inc. 19,585 1,369,187
23,152,900
Electrical Equipment 0 .5%
AMETEK, Inc. 8,139 1,122,612
Eaton Corp. plc 14,094 2,355,389
Emerson Electric Co. 20,291 1,689,429
Generac Holdings, Inc.* 2,356 240,830
Rockwell Automation, Inc. 4,068 1,152,912
6,561,172
Electronic Equipment, Instruments & Components 0 .6%
Amphenol Corp., Class A 21,072 1,590,304
CDW Corp. 4,881 827,769
Corning, Inc. 26,977 896,176
Keysight Technologies, Inc.* 6,395 924,973
TE Connectivity Ltd. 11,110 1,359,531
Teledyne Technologies, Inc.* 1,658 687,075
Trimble, Inc.* 8,611 405,578
Zebra Technologies Corp.,
Class A* 1,889 544,088
7,235,494
Energy Equipment & Services 0 .4%
Baker Hughes Co.(a) 35,259 1,030,973
Halliburton Co. 32,463 1,063,163
Schlumberger NV 50,330 2,483,786
4,577,922

72 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Entertainment 1 .4%
Activision Blizzard, Inc.* 25,239 1,961,323
Electronic Arts, Inc. 9,232 1,175,049
Live Nation Entertainment,
Inc.*(a) 5,149 348,999
Netflix, Inc.* 15,783 5,207,285
Take-Two Interactive Software,
Inc.* 5,510 684,838
Walt Disney Co. (The)* 64,740 6,635,850
Warner Bros Discovery, Inc.* 79,221 1,078,198
17,091,542
Financial Services 4 .4%
Berkshire Hathaway, Inc.,
Class B* 63,851 20,978,246
Fidelity National Information
Services, Inc. 21,324 1,252,145
Fiserv, Inc.* 22,505 2,748,311
FleetCor Technologies, Inc.* 2,602 556,620
Global Payments, Inc. 9,429 1,062,743
Jack Henry & Associates, Inc.
(a) 2,500 408,350
Mastercard, Inc., Class A 29,900 11,362,897
PayPal Holdings, Inc.* 40,095 3,047,220
Visa, Inc., Class A(a) 57,587 13,402,222
54,818,754
Food Products 1 .2%
Archer-Daniels-Midland Co. 19,438 1,517,719
Bunge Ltd. 5,170 483,912
Campbell Soup Co. 6,894 374,344
Conagra Brands, Inc. 17,071 648,015
General Mills, Inc. 20,937 1,855,646
Hershey Co. (The) 5,263 1,437,115
Hormel Foods Corp. 9,810 396,717
J M Smucker Co. (The) 3,846 593,861
Kellogg Co. 8,874 619,139
Kraft Heinz Co. (The) 28,629 1,124,261
Lamb Weston Holdings, Inc. 5,127 573,250
McCormick & Co., Inc.
(Non-Voting) 9,098 799,259
Mondelez International, Inc.,
Class A 48,314 3,706,650
Tyson Foods, Inc., Class A 9,859 616,089
14,745,977
Gas Utilities 0 .0%
†
Atmos Energy Corp.(a) 5,000 570,700
Ground Transportation 0 .8%
CSX Corp. 74,507 2,282,895
JB Hunt Transport Services,
Inc. 2,994 524,818
Norfolk Southern Corp. 8,104 1,645,355
Old Dominion Freight Line, Inc. 3,157 1,011,471
Union Pacific Corp. 21,684 4,243,559
9,708,098
Health Care Equipment & Supplies 3 .0%
Abbott Laboratories 61,790 6,825,941
Align Technology, Inc.* 2,546 828,214
Baxter International, Inc. 17,862 851,660
Becton Dickinson & Co. 10,061 2,659,223
Boston Scientific Corp.* 50,759 2,645,559
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Cooper Cos., Inc. (The) 1,724 657,620
Dentsply Sirona, Inc. 7,284 305,418
Dexcom, Inc.* 13,694 1,661,630
Edwards Lifesciences Corp.* 21,910 1,927,642
GE HealthCare Technologies,
Inc.*(a) 12,868 1,046,683
Hologic, Inc.* 8,920 767,209
IDEXX Laboratories, Inc.* 2,954 1,453,841
Insulet Corp.*(a) 2,514 799,553
Intuitive Surgical, Inc.* 12,417 3,740,249
Medtronic plc 47,140 4,287,383
ResMed, Inc. 5,240 1,262,630
STERIS plc 3,593 677,460
Stryker Corp. 11,949 3,580,518
Teleflex, Inc.(a) 1,667 454,291
Zimmer Biomet Holdings, Inc. 7,310 1,011,996
37,444,720
Health Care Providers & Services 3 .1%
AmerisourceBergen Corp. 5,815 970,233
Cardinal Health, Inc. 9,099 747,028
Centene Corp.* 19,589 1,350,270
Cigna Group (The) 10,562 2,675,249
CVS Health Corp. 45,507 3,336,118
DaVita, Inc.* 1,981 179,003
Elevance Health, Inc. 8,464 3,966,653
HCA Healthcare, Inc. 7,520 2,160,721
Henry Schein, Inc.* 4,996 403,727
Humana, Inc. 4,445 2,358,028
Laboratory Corp. of America
Holdings 3,079 698,040
McKesson Corp. 4,853 1,767,657
Molina Healthcare, Inc.* 2,070 616,632
Quest Diagnostics, Inc. 3,860 535,807
UnitedHealth Group, Inc. 33,112 16,294,084
Universal Health Services,
Inc., Class B 2,196 330,169
38,389,419
Health Care REITs 0 .2%
Healthpeak Properties, Inc. 18,549 407,522
Ventas, Inc. 14,449 694,274
Welltower, Inc. 16,821 1,332,560
2,434,356
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts, Inc. 24,873 402,196
Hotels, Restaurants & Leisure 2 .2%
Booking Holdings, Inc.* 1,375 3,693,676
Caesars Entertainment, Inc.* 7,678 347,737
Carnival Corp.*(a) 37,056 341,286
Chipotle Mexican Grill, Inc.* 982 2,030,403
Darden Restaurants, Inc. 4,414 670,619
Domino's Pizza, Inc. 1,240 393,663
Expedia Group, Inc.* 5,440 511,142
Hilton Worldwide Holdings,
Inc. 9,378 1,350,619
Las Vegas Sands Corp.* 11,605 740,979
Marriott International, Inc.,
Class A 9,535 1,614,657
McDonald's Corp. 25,956 7,676,487

Nationwide S&P 500 Index Fund - April 30, 2023 (Unaudited) - Statement of Investments - 73
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
MGM Resorts International 10,827 486,349
Norwegian Cruise Line
Holdings Ltd.*(a) 13,986 186,713
Royal Caribbean Cruises
Ltd.*(a) 7,614 498,184
Starbucks Corp. 40,730 4,655,032
Wynn Resorts Ltd.* 3,794 433,578
Yum! Brands, Inc. 9,803 1,378,106
27,009,230
Household Durables 0 .4%
DR Horton, Inc.(a) 10,933 1,200,662
Garmin Ltd. 5,174 507,932
Lennar Corp., Class A(a) 9,097 1,026,232
Mohawk Industries, Inc.* 1,959 207,458
Newell Brands, Inc. 12,582 152,871
NVR, Inc.* 110 642,400
PulteGroup, Inc. 7,941 533,238
Whirlpool Corp. 1,813 253,077
4,523,870
Household Products 1 .5%
Church & Dwight Co., Inc. 8,836 858,152
Clorox Co. (The) 4,300 712,166
Colgate-Palmolive Co. 29,599 2,362,000
Kimberly-Clark Corp. 12,045 1,745,200
Procter & Gamble Co. (The) 83,605 13,074,150
18,751,668
Independent Power and Renewable Electricity Producers
0 .0%
†
AES Corp. (The) 24,017 568,242
Industrial Conglomerates 0 .9%
3M Co. 19,509 2,072,246
General Electric Co. 38,603 3,820,539
Honeywell International, Inc. 23,678 4,731,811
10,624,596
Industrial REITs 0 .3%
Prologis, Inc. 32,713 4,097,303
Insurance 2 .2%
Aflac, Inc. 20,154 1,407,757
Allstate Corp. (The) 9,420 1,090,459
American International Group,
Inc. 25,667 1,361,378
Aon plc, Class A 7,279 2,366,985
Arch Capital Group Ltd.* 13,038 978,763
Arthur J Gallagher & Co.(a) 7,561 1,573,142
Assurant, Inc. 1,812 223,112
Brown & Brown, Inc. 8,491 546,735
Chubb Ltd. 14,709 2,964,746
Cincinnati Financial Corp. 5,721 608,943
Everest Re Group Ltd. 1,377 520,506
Globe Life, Inc. 3,129 339,559
Hartford Financial Services
Group, Inc. (The) 11,151 791,609
Lincoln National Corp. 5,444 118,298
Loews Corp. 6,803 391,649
Marsh & McLennan Cos., Inc. 17,542 3,160,893
MetLife, Inc. 23,488 1,440,519
Principal Financial Group, Inc. 8,291 619,255
Common Stocks
Shares Value ($)
Insurance
Progressive Corp. (The) 20,728 2,827,299
Prudential Financial, Inc. 12,691 1,104,117
Travelers Cos., Inc. (The) 8,096 1,466,509
W R Berkley Corp. 7,140 420,689
Willis Towers Watson plc 3,751 868,732
27,191,654
Interactive Media & Services 5 .0%
Alphabet, Inc., Class A* 211,074 22,656,683
Alphabet, Inc., Class C* 184,004 19,912,913
Match Group, Inc.* 9,738 359,332
Meta Platforms, Inc., Class A* 78,879 18,956,201
61,885,129
IT Services 1 .1%
Accenture plc, Class A 22,317 6,255,232
Akamai Technologies, Inc.* 5,703 467,475
Cognizant Technology
Solutions Corp., Class A 17,949 1,071,735
DXC Technology Co.* 7,473 178,231
EPAM Systems, Inc.* 2,016 569,399
Gartner, Inc.* 2,855 863,523
International Business
Machines Corp. 32,041 4,050,303
VeriSign, Inc.* 3,265 724,177
14,180,075
Leisure Products 0 .0%
†
Hasbro, Inc. 4,783 283,249
Life Sciences Tools & Services 1 .7%
Agilent Technologies, Inc. 10,485 1,419,984
Bio-Rad Laboratories, Inc.,
Class A* 770 347,108
Bio-Techne Corp. 5,708 455,955
Charles River Laboratories
International, Inc.* 1,775 337,463
Danaher Corp. 23,229 5,503,182
Illumina, Inc.* 5,497 1,129,963
IQVIA Holdings, Inc.* 6,581 1,238,742
Mettler-Toledo International,
Inc.* 789 1,176,794
PerkinElmer, Inc. 4,526 590,598
Thermo Fisher Scientific, Inc. 13,899 7,712,555
Waters Corp.* 2,158 648,177
West Pharmaceutical
Services, Inc. 2,601 939,585
21,500,106
Machinery 1 .7%
Caterpillar, Inc. 18,443 4,035,328
Cummins, Inc. 4,932 1,159,217
Deere & Co. 9,583 3,622,566
Dover Corp. 4,861 710,484
Fortive Corp. 12,608 795,439
IDEX Corp. 2,754 568,205
Illinois Tool Works, Inc. 9,882 2,390,851
Ingersoll Rand, Inc. 14,236 811,737
Nordson Corp. 1,837 397,362
Otis Worldwide Corp. 14,841 1,265,937
PACCAR, Inc. 18,527 1,383,782
Parker-Hannifin Corp. 4,555 1,479,828
Pentair plc 5,688 330,359

74 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Machinery
Snap-on, Inc. 1,884 488,728
Stanley Black & Decker, Inc. 5,079 438,521
Westinghouse Air Brake
Technologies Corp. 6,424 627,432
Xylem, Inc.(a) 6,515 676,518
21,182,294
Media 0 .8%
Charter Communications, Inc.,
Class A* 3,734 1,376,726
Comcast Corp., Class A 149,078 6,167,357
DISH Network Corp., Class
A*(a) 8,381 62,941
Fox Corp., Class A 10,018 333,198
Fox Corp., Class B 5,046 154,105
Interpublic Group of Cos., Inc.
(The) 13,641 487,393
News Corp., Class A 13,611 239,690
News Corp., Class B 4,930 87,507
Omnicom Group, Inc. 7,286 659,893
Paramount Global, Class B(a) 18,702 436,318
10,005,128
Metals & Mining 0 .4%
Freeport-McMoRan, Inc. 50,654 1,920,293
Newmont Corp. 28,182 1,335,827
Nucor Corp. 8,845 1,310,652
Steel Dynamics, Inc. 6,018 625,571
5,192,343
Multi-Utilities 0 .8%
Ameren Corp. 9,093 809,004
CenterPoint Energy, Inc. 22,586 688,195
CMS Energy Corp.(a) 10,529 655,536
Consolidated Edison, Inc.(a) 12,652 1,245,843
Dominion Energy, Inc. 29,530 1,687,344
DTE Energy Co. 6,830 767,760
NiSource, Inc. 14,623 416,171
Public Service Enterprise
Group, Inc. 17,682 1,117,502
Sempra Energy 11,140 1,732,159
WEC Energy Group, Inc. 11,319 1,088,548
10,208,062
Office REITs 0 .1%
Alexandria Real Estate
Equities, Inc. 5,461 678,147
Boston Properties, Inc. 4,960 264,666
942,813
Oil, Gas & Consumable Fuels 4 .3%
APA Corp. 11,521 424,549
Chevron Corp. 63,044 10,627,958
ConocoPhillips 43,372 4,462,545
Coterra Energy, Inc.(a) 27,531 704,794
Devon Energy Corp. 23,335 1,246,789
Diamondback Energy, Inc. 6,372 906,098
EOG Resources, Inc. 20,816 2,486,887
EQT Corp. 13,554 472,221
Exxon Mobil Corp. 145,937 17,270,185
Hess Corp. 9,719 1,409,838
Kinder Morgan, Inc. 70,794 1,214,117
Marathon Oil Corp. 23,002 555,728
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Marathon Petroleum Corp. 16,089 1,962,858
Occidental Petroleum Corp.(a) 25,769 1,585,567
ONEOK, Inc. 15,875 1,038,384
Phillips 66 16,532 1,636,668
Pioneer Natural Resources
Co. 8,420 1,831,771
Targa Resources Corp. 8,097 611,566
Valero Energy Corp. 13,662 1,566,622
Williams Cos., Inc. (The) 43,165 1,306,173
53,321,318
Passenger Airlines 0 .2%
Alaska Air Group, Inc.* 4,421 192,137
American Airlines Group,
Inc.*(a) 23,346 318,440
Delta Air Lines, Inc.* 22,851 784,018
Southwest Airlines Co. 20,808 630,274
United Airlines Holdings, Inc.* 11,578 507,116
2,431,985
Personal Care Products 0 .2%
Estee Lauder Cos., Inc. (The),
Class A 8,210 2,025,571
Pharmaceuticals 4 .3%
Bristol-Myers Squibb Co. 75,349 5,031,053
Catalent, Inc.* 6,061 303,777
Eli Lilly & Co. 27,949 11,063,891
Johnson & Johnson 92,654 15,167,460
Merck & Co., Inc. 89,852 10,375,210
Organon & Co. 8,781 216,276
Pfizer, Inc. 198,930 7,736,388
Viatris, Inc. 41,454 386,766
Zoetis, Inc. 16,517 2,903,358
53,184,179
Professional Services 0 .8%
Automatic Data Processing,
Inc. 14,684 3,230,480
Broadridge Financial
Solutions, Inc. 4,272 621,192
Ceridian HCM Holding, Inc.*(a) 5,696 361,582
CoStar Group, Inc.* 14,582 1,122,085
Equifax, Inc.(a) 4,364 909,370
Jacobs Solutions, Inc. 4,374 505,022
Leidos Holdings, Inc. 4,874 454,549
Paychex, Inc. 11,369 1,248,998
Paycom Software, Inc.* 1,735 503,792
Robert Half International, Inc. 4,053 295,869
Verisk Analytics, Inc. 5,462 1,060,229
10,313,168
Real Estate Management & Development 0 .1%
CBRE Group, Inc., Class A*(a) 11,366 871,318
Residential REITs 0 .4%
AvalonBay Communities, Inc. 4,962 894,996
Camden Property Trust 4,036 444,162
Equity Residential 12,180 770,385
Essex Property Trust, Inc. 2,207 484,944
Invitation Homes, Inc. 20,599 687,389
Mid-America Apartment
Communities, Inc. 4,163 640,269

Nationwide S&P 500 Index Fund - April 30, 2023 (Unaudited) - Statement of Investments - 75
Common Stocks
Shares Value ($)
Residential REITs
UDR, Inc. 10,678 441,322
4,363,467
Retail REITs 0 .3%
Federal Realty Investment
Trust 2,636 260,674
Kimco Realty Corp. 22,236 426,709
Realty Income Corp. 22,271 1,399,509
Regency Centers Corp. 5,396 331,476
Simon Property Group, Inc. 11,446 1,297,061
3,715,429
Semiconductors & Semiconductor Equipment 6 .0%
Advanced Micro Devices, Inc.* 57,140 5,106,602
Analog Devices, Inc. 18,022 3,241,797
Applied Materials, Inc. 29,878 3,377,110
Broadcom, Inc. 14,809 9,277,839
Enphase Energy, Inc.* 4,817 790,951
First Solar, Inc.* 3,545 647,246
Intel Corp. 146,611 4,553,738
KLA Corp. 4,896 1,892,500
Lam Research Corp. 4,785 2,507,723
Microchip Technology, Inc. 19,413 1,416,955
Micron Technology, Inc. 38,670 2,488,801
Monolithic Power Systems,
Inc. 1,619 747,930
NVIDIA Corp. 87,180 24,191,578
NXP Semiconductors NV 9,183 1,503,624
ON Semiconductor Corp.* 15,534 1,117,827
Qorvo, Inc.* 3,451 317,768
QUALCOMM, Inc. 39,514 4,615,235
Skyworks Solutions, Inc. 5,580 590,922
SolarEdge Technologies, Inc.* 1,893 540,698
Teradyne, Inc.(a) 5,535 505,788
Texas Instruments, Inc. 32,115 5,369,628
74,802,260
Software 9 .6%
Adobe, Inc.* 16,224 6,125,533
ANSYS, Inc.* 3,042 954,945
Autodesk, Inc.* 7,719 1,503,584
Cadence Design Systems,
Inc.* 9,721 2,036,064
Fair Isaac Corp.* 872 634,772
Fortinet, Inc.* 22,979 1,448,826
Gen Digital, Inc. 19,462 343,894
Intuit, Inc. 9,956 4,419,966
Microsoft Corp. 263,800 81,055,188
Oracle Corp. 54,465 5,158,925
PTC, Inc.* 3,660 460,391
Roper Technologies, Inc. 3,762 1,710,882
Salesforce, Inc.* 35,439 7,030,034
ServiceNow, Inc.* 7,194 3,305,068
Synopsys, Inc.* 5,401 2,005,499
Tyler Technologies, Inc.* 1,516 574,610
118,768,181
Specialized REITs 1 .2%
American Tower Corp. 16,501 3,372,639
Crown Castle, Inc. 15,345 1,888,816
Digital Realty Trust, Inc. 10,293 1,020,551
Equinix, Inc. 3,279 2,374,258
Common Stocks
Shares Value ($)
Specialized REITs
Extra Space Storage, Inc. 4,713 716,564
Iron Mountain, Inc. 10,033 554,223
Public Storage 5,602 1,651,638
SBA Communications Corp. 3,847 1,003,644
VICI Properties, Inc. 35,936 1,219,668
Weyerhaeuser Co. 25,757 770,392
14,572,393
Specialty Retail 2 .2%
Advance Auto Parts, Inc. 2,093 262,735
AutoZone, Inc.* 659 1,755,121
Bath & Body Works, Inc. 8,139 285,679
Best Buy Co., Inc. 6,767 504,277
CarMax, Inc.*(a) 5,884 412,057
Home Depot, Inc. (The) 36,119 10,855,204
Lowe's Cos., Inc. 21,430 4,453,797
O'Reilly Automotive, Inc.* 2,210 2,027,255
Ross Stores, Inc. 12,118 1,293,354
TJX Cos., Inc. (The) 40,950 3,227,679
Tractor Supply Co.(a) 3,863 920,939
Ulta Beauty, Inc.* 1,819 1,003,051
27,001,148
Technology Hardware, Storage & Peripherals 7 .5%
Apple, Inc. 527,069 89,433,068
Hewlett Packard Enterprise
Co. 44,790 641,393
HP, Inc. 30,633 910,106
NetApp, Inc.(a) 7,950 499,976
Seagate Technology Holdings
plc 6,487 381,241
Western Digital Corp.* 11,671 401,949
92,267,733
Textiles, Apparel & Luxury Goods 0 .5%
NIKE, Inc., Class B 44,145 5,594,054
Ralph Lauren Corp. 1,456 167,134
Tapestry, Inc. 8,802 359,210
VF Corp. 11,221 263,806
6,384,204
Tobacco 0 .7%
Altria Group, Inc. 63,277 3,006,290
Philip Morris International, Inc. 54,939 5,492,252
8,498,542
Trading Companies & Distributors 0 .3%
Fastenal Co. 19,989 1,076,208
United Rentals, Inc. 2,503 903,858
WW Grainger, Inc. 1,594 1,108,739
3,088,805
Water Utilities 0 .1%
American Water Works Co.,
Inc. 6,936 1,028,262
Wireless Telecommunication Services 0 .2%
T-Mobile US, Inc.* 20,990 3,020,461
Total Common Stocks
(cost $718,559,904) 1,234,777,315

76 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide S&P 500 Index Fund
Repurchase Agreement 0 .1%
Principal
Amount ($) Value ($)
CF Secured, LLC,
4.77%, dated 4/28/2023,
due 5/1/2023, repurchase
price $682,894,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
5/15/2023 - 2/15/2053;
total market value
$696,552.(b)(c) 682,623 682,623
Total Repurchase Agreement
(cost $682,623) 682,623
Total Investments
(cost $719,242,527) — 99.8% 1,235,459,938
Other assets in excess of liabilities — 0.2% 2,729,145
NET ASSETS — 100.0%
$ 1,238,189,083
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of April
30, 2023. The total value of securities on loan as of April 30,
2023 was $35,538,998, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $682,623 and by $35,192,159 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.13%, and maturity dates ranging from
5/31/2023 – 11/15/2052, a total value of $35,874,782.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2023 was $682,623.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Futures contracts outstanding as of April 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 24 6/2023 USD 5,026,200 34,830
Net contracts 34,830
As of April 30, 2023, the Fund had $294,200 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Small Cap Index Fund - April 30, 2023 (Unaudited) - Statement of Investments - 77
Common Stocks 99 .3%
Shares Value ($)
Aerospace & Defense 1 .1%
AAR Corp.* 3,201 168,949
Aerojet Rocketdyne Holdings,
Inc.* 7,666 432,439
AeroVironment, Inc.* 2,384 240,045
AerSale Corp.* 2,420 39,156
Archer Aviation, Inc., Class A* 15,454 30,599
Astra Space, Inc.* 12,921 5,459
Astronics Corp.* 2,468 36,378
Cadre Holdings, Inc. 1,859 39,151
Ducommun, Inc.* 1,100 55,000
Kaman Corp. 2,635 58,154
Kratos Defense & Security
Solutions, Inc.* 12,233 157,806
Maxar Technologies, Inc. 7,106 374,628
Momentus, Inc.*(a) 4,555 1,959
Moog, Inc., Class A 2,823 254,381
National Presto Industries, Inc. 485 32,990
Park Aerospace Corp. 2,055 26,879
Parsons Corp.*(a) 3,322 144,507
Redwire Corp.*(a) 1,177 3,802
Rocket Lab USA, Inc.*(a) 21,389 83,845
Terran Orbital Corp.*(a) 4,412 7,853
Triumph Group, Inc.* 6,010 64,968
V2X, Inc.* 1,245 53,784
Virgin Galactic Holdings, Inc.* 23,947 87,167
2,399,899
Air Freight & Logistics 0 .3%
Air Transport Services Group,
Inc.* 5,642 114,589
Forward Air Corp. 2,571 271,266
Hub Group, Inc., Class A* 3,079 232,157
Radiant Logistics, Inc.* 3,719 24,545
642,557
Automobile Components 1 .4%
Adient plc* 9,368 346,054
American Axle &
Manufacturing Holdings,
Inc.* 11,354 81,181
Dana, Inc. 12,630 186,798
Dorman Products, Inc.* 2,520 217,123
Fox Factory Holding Corp.* 4,144 459,445
Gentherm, Inc.* 3,203 191,059
Goodyear Tire & Rubber Co.
(The)* 27,341 291,729
Holley, Inc.*(a) 4,418 10,647
LCI Industries 2,380 268,845
Luminar Technologies, Inc.* 24,500 147,490
Modine Manufacturing Co.* 4,740 99,113
Motorcar Parts of America,
Inc.* 1,795 8,742
Patrick Industries, Inc. 2,105 144,466
Solid Power, Inc.* 13,746 31,203
Standard Motor Products, Inc. 1,844 66,403
Stoneridge, Inc.* 2,472 46,548
Visteon Corp.* 2,715 381,159
XPEL, Inc. Reg. S* 2,106 153,864
3,131,869
Common Stocks
Shares Value ($)
Automobiles 0 .2%
Canoo, Inc.* 29,114 21,981
Cenntro Electric Group Ltd.*(a) 15,933 5,908
Faraday Future Intelligent
Electric, Inc.* 51,587 8,795
Fisker, Inc.*(a) 17,694 113,949
Lordstown Motors Corp.*(a) 14,680 7,678
Mullen Automotive, Inc.* 74,481 5,728
Winnebago Industries, Inc. 2,893 168,199
Workhorse Group, Inc.*(a) 14,864 14,005
346,243
Banks 8 .0%
1st Source Corp. 1,572 65,521
ACNB Corp. 911 27,631
Amalgamated Financial Corp. 1,840 29,955
Amerant Bancorp, Inc. 2,818 52,415
American National
Bankshares, Inc. 1,003 28,977
Ameris Bancorp 6,481 217,113
Arrow Financial Corp. 1,453 31,370
Associated Banc-Corp. 14,859 264,936
Atlantic Union Bankshares
Corp. 7,330 209,785
Axos Financial, Inc.* 5,613 228,281
Banc of California, Inc. 5,088 57,749
BancFirst Corp. 1,949 155,706
Bancorp, Inc. (The)* 4,736 151,126
Bank First Corp.(a) 771 52,729
Bank of Marin Bancorp 1,552 27,362
Bank of NT Butterfield & Son
Ltd. (The) 4,909 126,309
BankUnited, Inc. 7,077 159,586
Bankwell Financial Group, Inc. 702 16,329
Banner Corp. 3,115 155,501
Bar Harbor Bankshares 1,512 37,498
BayCom Corp. 1,262 21,050
BCB Bancorp, Inc. 1,417 16,721
Berkshire Hills Bancorp, Inc. 3,916 83,293
Blue Foundry Bancorp* 2,445 23,521
Blue Ridge Bankshares, Inc. 1,644 15,897
Bridgewater Bancshares, Inc.* 2,014 20,039
Brookline Bancorp, Inc. 8,138 77,637
Business First Bancshares,
Inc. 2,754 42,467
Byline Bancorp, Inc. 2,437 47,156
Cadence Bank 15,354 310,458
Cambridge Bancorp 670 34,605
Camden National Corp. 1,396 44,602
Capital Bancorp, Inc. 850 14,322
Capital City Bank Group, Inc. 1,431 43,588
Capitol Federal Financial, Inc. 12,315 76,353
Capstar Financial Holdings,
Inc. 1,971 26,372
Carter Bankshares, Inc.* 2,406 30,917
Cathay General Bancorp 7,012 223,472
Central Pacific Financial Corp. 2,361 37,493
Citizens & Northern Corp. 1,620 30,942
City Holding Co. 1,362 124,201
Civista Bancshares, Inc. 1,468 23,297
CNB Financial Corp. 2,337 43,842

78 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Coastal Financial Corp.* 1,132 41,035
Colony Bankcorp, Inc. 2,006 19,819
Columbia Financial, Inc.*(a) 3,417 57,337
Community Bank System, Inc. 4,921 245,853
Community Trust Bancorp, Inc. 1,691 60,893
ConnectOne Bancorp, Inc. 3,584 56,556
CrossFirst Bankshares, Inc.* 4,460 44,734
Customers Bancorp, Inc.* 2,806 61,283
CVB Financial Corp. 12,249 183,368
Dime Community Bancshares,
Inc. 3,302 68,021
Eagle Bancorp, Inc. 2,898 72,740
Eastern Bankshares, Inc. 15,287 178,094
Enterprise Bancorp, Inc. 946 27,283
Enterprise Financial Services
Corp. 3,482 148,890
Equity Bancshares, Inc., Class
A 1,656 38,999
Esquire Financial Holdings,
Inc. 736 28,454
Farmers & Merchants
Bancorp, Inc. 1,241 28,295
Farmers National Banc Corp. 3,746 43,791
FB Financial Corp. 3,735 109,921
Financial Institutions, Inc. 1,547 27,042
First Bancorp 20,202 307,784
First Bancorp, Inc. (The) 1,016 25,095
First Bancshares, Inc. (The) 2,551 64,030
First Bank(a) 1,606 15,594
First Busey Corp. 5,403 98,227
First Business Financial
Services, Inc. 923 26,481
First Commonwealth Financial
Corp. 9,045 112,882
First Community Bankshares,
Inc. 1,606 37,596
First Financial Bancorp 8,817 182,512
First Financial Bankshares,
Inc.(a) 12,791 374,265
First Financial Corp. 1,221 42,186
First Foundation, Inc. 5,298 33,324
First Guaranty Bancshares,
Inc. 453 6,156
First Internet Bancorp 816 12,003
First Interstate BancSystem,
Inc., Class A 8,637 221,021
First Merchants Corp. 5,667 165,363
First Mid Bancshares, Inc. 1,941 51,165
First of Long Island Corp.
(The) 2,185 25,564
First Western Financial, Inc.* 851 15,114
Five Star Bancorp 1,179 25,066
Flushing Financial Corp. 3,244 39,025
Fulton Financial Corp.(a) 16,168 192,884
FVCBankcorp, Inc.* 1,611 15,482
German American Bancorp,
Inc. 2,847 82,762
Glacier Bancorp, Inc. 10,749 357,189
Great Southern Bancorp, Inc. 1,037 52,763
Common Stocks
Shares Value ($)
Banks
Greene County Bancorp, Inc. 542 11,138
Guaranty Bancshares, Inc. 792 19,095
Hancock Whitney Corp. 8,298 303,043
Hanmi Financial Corp. 3,030 48,965
HarborOne Bancorp, Inc. 4,684 50,353
HBT Financial, Inc. 1,438 25,366
Heartland Financial USA, Inc. 4,126 134,343
Heritage Commerce Corp. 5,783 49,155
Heritage Financial Corp. 3,262 57,444
Hilltop Holdings, Inc. 4,960 153,859
Hingham Institution for
Savings(a) 139 27,044
Home Bancorp, Inc. 746 23,372
Home BancShares, Inc. 18,222 396,693
HomeStreet, Inc. 1,670 16,299
HomeTrust Bancshares, Inc. 1,634 34,102
Hope Bancorp, Inc. 10,944 99,590
Horizon Bancorp, Inc. 4,114 43,320
Independent Bank Corp. 6,122 264,868
Independent Bank Group, Inc. 3,445 125,329
International Bancshares Corp. 5,389 229,949
John Marshall Bancorp, Inc.(a) 1,161 21,153
Kearny Financial Corp. 5,803 45,205
Lakeland Bancorp, Inc. 6,312 90,514
Lakeland Financial Corp. 2,306 116,845
Live Oak Bancshares, Inc.(a) 3,299 77,724
Luther Burbank Corp. 1,838 16,615
Macatawa Bank Corp. 3,024 28,274
Mercantile Bank Corp. 1,745 48,965
Metrocity Bankshares, Inc. 1,755 28,694
Metropolitan Bank Holding
Corp.* 1,112 35,684
Mid Penn Bancorp, Inc. 1,618 36,599
Midland States Bancorp, Inc. 2,322 46,440
MidWestOne Financial Group,
Inc. 1,433 29,663
MVB Financial Corp. 976 17,812
National Bank Holdings Corp.,
Class A 2,645 84,111
NBT Bancorp, Inc. 3,926 126,574
Nicolet Bankshares, Inc.* 1,256 71,981
Northeast Bank 624 22,994
Northfield Bancorp, Inc. 3,885 40,482
Northwest Bancshares, Inc. 11,140 130,227
OceanFirst Financial Corp. 5,810 92,960
OFG Bancorp 4,355 111,357
Old National Bancorp 28,282 379,262
Old Second Bancorp, Inc. 4,227 51,950
Origin Bancorp, Inc. 2,375 69,896
Orrstown Financial Services,
Inc. 1,042 19,975
Pacific Premier Bancorp, Inc. 8,257 183,636
Park National Corp.(a) 1,358 147,099
Parke Bancorp, Inc.(a) 1,095 18,823
Pathward Financial, Inc. 2,484 110,613
PCB Bancorp 1,142 15,782
Peapack-Gladstone Financial
Corp. 1,716 45,577
Peoples Bancorp, Inc. 2,969 77,372

Nationwide Small Cap Index Fund - April 30, 2023 (Unaudited) - Statement of Investments - 79
Common Stocks
Shares Value ($)
Banks
Peoples Financial Services
Corp. 684 27,599
Pioneer Bancorp, Inc.* 1,383 12,198
Preferred Bank 916 44,041
Premier Financial Corp. 3,747 62,238
Primis Financial Corp. 2,286 20,231
Provident Bancorp, Inc. 1,535 10,484
Provident Financial Services,
Inc. 6,956 121,591
QCR Holdings, Inc. 1,637 67,772
RBB Bancorp 1,657 20,613
Red River Bancshares, Inc. 432 19,872
Renasant Corp. 5,168 145,324
Republic Bancorp, Inc., Class
A 976 38,357
Republic First Bancorp, Inc.* 3,583 4,407
S&T Bancorp, Inc. 3,473 95,612
Sandy Spring Bancorp, Inc. 4,496 101,070
Seacoast Banking Corp. of
Florida 7,066 156,795
ServisFirst Bancshares, Inc. 4,955 250,227
Shore Bancshares, Inc. 1,699 22,563
Sierra Bancorp 1,449 23,749
Simmons First National Corp.,
Class A 11,397 190,444
SmartFinancial, Inc. 1,478 31,836
South Plains Financial, Inc. 995 20,427
Southern First Bancshares,
Inc.* 712 19,637
Southern Missouri Bancorp,
Inc. 835 30,294
Southside Bancshares, Inc. 2,953 93,699
SouthState Corp. 7,364 507,969
Stellar Bancorp, Inc. 4,447 102,014
Sterling Bancorp, Inc.* 1,722 9,333
Stock Yards Bancorp, Inc. 2,832 137,635
Summit Financial Group, Inc. 1,137 22,092
Texas Capital Bancshares,
Inc.* 4,829 242,657
Third Coast Bancshares, Inc.* 1,379 19,223
Tompkins Financial Corp. 1,344 78,785
Towne Bank 6,823 161,637
TriCo Bancshares 3,079 110,259
Triumph Financial, Inc.* 2,029 105,427
TrustCo Bank Corp. 1,233 36,793
Trustmark Corp. 5,693 136,006
UMB Financial Corp. 4,387 279,057
United Bankshares, Inc.(a) 12,570 416,444
United Community Banks, Inc. 10,234 254,827
Unity Bancorp, Inc. 713 16,506
Univest Financial Corp. 3,071 61,789
USCB Financial Holdings, Inc.* 1,191 11,338
Valley National Bancorp 42,648 400,038
Veritex Holdings, Inc. 4,372 75,242
Washington Federal, Inc. 6,331 177,521
Washington Trust Bancorp,
Inc. 1,845 51,863
WesBanco, Inc. 5,516 146,836
West Bancorp, Inc. 1,569 27,034
Westamerica Bancorp 2,410 97,629
Common Stocks
Shares Value ($)
Banks
WSFS Financial Corp. 5,587 196,495
17,699,779
Beverages 0 .6%
Celsius Holdings, Inc.*(a) 5,346 510,917
Coca-Cola Consolidated, Inc. 455 268,205
Duckhorn Portfolio, Inc. (The)* 4,249 64,160
MGP Ingredients, Inc. 1,362 134,402
National Beverage Corp.* 2,219 110,284
Primo Water Corp. 15,261 231,815
Vintage Wine Estates, Inc.*(a) 2,639 3,536
Vita Coco Co., Inc. (The)* 2,852 61,746
1,385,065
Biotechnology 7 .3%
2seventy bio, Inc.* 3,842 36,537
4D Molecular Therapeutics,
Inc.* 3,009 54,192
Aadi Bioscience, Inc.* 1,234 9,576
Absci Corp.* 5,243 6,921
ACADIA Pharmaceuticals,
Inc.* 11,707 249,710
Acrivon Therapeutics, Inc.* 848 10,439
Adicet Bio, Inc.*(a) 2,581 15,073
ADMA Biologics, Inc.* 20,502 68,682
Aerovate Therapeutics,
Inc.*(a) 802 16,818
Affimed NV* 11,589 10,430
Agenus, Inc.* 30,259 45,691
Agios Pharmaceuticals, Inc.* 5,377 122,972
Akero Therapeutics, Inc.* 3,407 152,429
Alector, Inc.* 6,482 42,781
Alkermes plc* 15,968 455,886
Allogene Therapeutics, Inc.* 7,474 40,584
Allovir, Inc.* 3,034 10,437
Alpine Immune Sciences,
Inc.*(a) 2,166 16,223
ALX Oncology Holdings, Inc.* 1,864 11,072
Amicus Therapeutics, Inc.* 27,219 314,107
AnaptysBio, Inc.* 2,104 43,805
Anavex Life Sciences
Corp.*(a) 6,416 52,226
Anika Therapeutics, Inc.* 1,420 36,437
Apellis Pharmaceuticals, Inc.* 9,061 755,959
Arbutus Biopharma Corp.* 10,829 27,181
Arcellx, Inc.* 2,888 123,260
Arcturus Therapeutics
Holdings, Inc.* 2,405 64,021
Arcus Biosciences, Inc.* 4,875 87,019
Arcutis Biotherapeutics, Inc.* 4,142 57,325
Arrowhead Pharmaceuticals,
Inc.* 10,002 354,171
Atara Biotherapeutics, Inc.* 9,924 26,894
Aura Biosciences, Inc.* 2,363 21,362
Aurinia Pharmaceuticals, Inc.* 12,998 146,227
Avid Bioservices, Inc.*(a) 5,846 105,520
Avidity Biosciences, Inc.* 6,392 79,261
Beam Therapeutics, Inc.*(a) 6,198 190,341
BioCryst Pharmaceuticals,
Inc.* 18,052 137,376
Biohaven Ltd.* 6,207 81,188

80 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Bioxcel Therapeutics, Inc.* 1,915 39,487
Bluebird Bio, Inc.* 10,093 43,905
Blueprint Medicines Corp.* 5,822 297,213
Bridgebio Pharma, Inc.* 10,133 147,131
C4 Therapeutics, Inc.* 3,810 11,506
CareDx, Inc.*(a) 4,840 39,156
Caribou Biosciences, Inc.* 5,138 22,093
Catalyst Pharmaceuticals,
Inc.* 9,533 151,765
Celldex Therapeutics, Inc.* 4,450 139,908
Celularity, Inc., Class A* 5,533 3,267
Century Therapeutics, Inc.*(a) 1,910 5,978
Cerevel Therapeutics
Holdings, Inc.*(a) 5,563 161,550
Chimerix, Inc.* 6,981 8,098
Chinook Therapeutics, Inc.* 5,024 100,530
Cogent Biosciences, Inc.* 6,352 68,348
Coherus Biosciences, Inc.* 7,172 51,854
Crinetics Pharmaceuticals,
Inc.* 5,006 97,817
CTI BioPharma Corp.*(a) 9,053 43,998
Cullinan Oncology, Inc.*(a) 2,452 23,858
Cytokinetics, Inc.*(a) 7,935 296,769
Day One Biopharmaceuticals,
Inc.* 2,896 35,910
Deciphera Pharmaceuticals,
Inc.* 5,060 71,903
Denali Therapeutics, Inc.* 10,568 262,509
Design Therapeutics, Inc.* 3,288 21,208
Dynavax Technologies Corp.* 11,733 122,141
Dyne Therapeutics, Inc.* 2,846 29,485
Eagle Pharmaceuticals, Inc.* 1,114 31,281
Editas Medicine, Inc.* 6,513 53,146
Eiger BioPharmaceuticals,
Inc.* 4,162 4,287
Emergent BioSolutions, Inc.* 4,708 41,572
Enanta Pharmaceuticals, Inc.* 2,036 72,380
Enochian Biosciences, Inc.*(a) 2,625 2,992
EQRx, Inc.* 18,322 30,781
Erasca, Inc.* 6,027 16,635
Fate Therapeutics, Inc.* 7,762 47,115
FibroGen, Inc.* 8,480 145,178
Foghorn Therapeutics, Inc.* 1,979 12,903
Generation Bio Co.* 4,131 20,325
Geron Corp.* 41,531 102,166
Gossamer Bio, Inc.* 5,881 7,586
GreenLight Biosciences
Holdings PBC*(a) 6,894 2,196
Halozyme Therapeutics, Inc.* 12,915 414,959
Heron Therapeutics, Inc.*(a) 9,068 21,673
HilleVax, Inc.* 1,616 22,624
Humacyte, Inc.* 5,244 16,991
Icosavax, Inc.* 2,280 12,563
Ideaya Biosciences, Inc.* 4,519 82,517
IGM Biosciences, Inc.*(a) 945 10,234
ImmunityBio, Inc.*(a) 7,238 20,266
ImmunoGen, Inc.* 21,148 113,988
Immunovant, Inc.* 4,214 68,014
Inhibrx, Inc.* 3,325 69,825
Common Stocks
Shares Value ($)
Biotechnology
Inovio Pharmaceuticals,
Inc.*(a) 22,054 17,037
Insmed, Inc.*(a) 13,146 256,347
Instil Bio, Inc.* 7,072 4,622
Intellia Therapeutics, Inc.*(a) 8,034 303,283
Intercept Pharmaceuticals,
Inc.* 2,209 38,260
Invivyd, Inc.* 5,552 6,107
Iovance Biotherapeutics, Inc.* 14,468 81,599
Ironwood Pharmaceuticals,
Inc.*(a) 13,310 138,557
iTeos Therapeutics, Inc.* 2,365 32,495
IVERIC bio, Inc.* 13,374 439,871
Janux Therapeutics, Inc.* 1,849 28,327
Jounce Therapeutics, Inc.* 3,124 6,029
KalVista Pharmaceuticals,
Inc.* 2,119 18,075
Karuna Therapeutics, Inc.* 3,129 620,919
Karyopharm Therapeutics,
Inc.* 6,941 24,849
Keros Therapeutics, Inc.* 1,920 85,162
Kezar Life Sciences, Inc.* 4,714 11,455
Kiniksa Pharmaceuticals Ltd.,
Class A* 2,768 29,756
Kinnate Biopharma, Inc.* 2,610 6,603
Kodiak Sciences, Inc.* 3,213 14,073
Kronos Bio, Inc.*(a) 3,678 6,069
Krystal Biotech, Inc.* 2,083 174,972
Kura Oncology, Inc.* 6,639 64,664
Kymera Therapeutics, Inc.*(a) 3,656 115,310
Lexicon Pharmaceuticals, Inc.* 9,613 22,975
Lyell Immunopharma, Inc.* 15,810 32,094
MacroGenics, Inc.* 5,499 37,888
Madrigal Pharmaceuticals,
Inc.* 1,235 385,320
MannKind Corp.* 24,798 95,472
MeiraGTx Holdings plc* 2,997 16,034
Mersana Therapeutics, Inc.* 8,823 38,645
MiMedx Group, Inc.* 10,526 40,315
Mineralys Therapeutics, Inc.* 1,185 15,938
MiNK Therapeutics, Inc.* 442 791
Mirum Pharmaceuticals, Inc.* 1,880 50,478
Monte Rosa Therapeutics,
Inc.* 2,724 12,367
Morphic Holding, Inc.* 2,499 118,103
Myriad Genetics, Inc.* 7,779 165,615
Nkarta, Inc.* 2,853 14,122
Nurix Therapeutics, Inc.* 4,204 40,485
Nuvalent, Inc., Class A*(a) 1,841 65,153
Ocugen, Inc.* 20,130 14,365
Organogenesis Holdings, Inc.* 6,549 13,425
Outlook Therapeutics, Inc.* 12,464 13,087
Pardes Biosciences, Inc.* 2,910 5,645
PepGen, Inc.* 1,499 22,620
PMV Pharmaceuticals, Inc.* 3,466 15,978
Point Biopharma Global, Inc.* 8,040 62,230
Praxis Precision Medicines,
Inc.*(a) 3,056 3,178
Precigen, Inc.* 8,987 10,874
Prime Medicine, Inc.*(a) 901 12,407

Nationwide Small Cap Index Fund - April 30, 2023 (Unaudited) - Statement of Investments - 81
Common Stocks
Shares Value ($)
Biotechnology
Prometheus Biosciences, Inc.* 3,376 654,775
Protagonist Therapeutics, Inc.* 4,398 99,395
Prothena Corp. plc* 3,797 199,798
PTC Therapeutics, Inc.* 6,785 374,125
Rallybio Corp.*(a) 1,662 8,958
RAPT Therapeutics, Inc.* 2,992 54,454
Recursion Pharmaceuticals,
Inc., Class A* 13,494 64,366
REGENXBIO, Inc.* 3,810 73,762
Relay Therapeutics, Inc.*(a) 8,279 94,132
Replimune Group, Inc.* 4,570 76,456
REVOLUTION Medicines,
Inc.* 8,487 199,360
Rigel Pharmaceuticals, Inc.* 15,130 17,097
Rocket Pharmaceuticals, Inc.* 5,337 95,639
Sage Therapeutics, Inc.* 5,069 247,621
Sana Biotechnology, Inc.*(a) 8,144 43,082
Sangamo Therapeutics, Inc.* 12,951 19,038
Seres Therapeutics, Inc.*(a) 6,594 32,146
SpringWorks Therapeutics,
Inc.*(a) 3,557 83,163
Stoke Therapeutics, Inc.* 1,986 17,656
Sutro Biopharma, Inc.* 4,977 21,202
Syndax Pharmaceuticals,
Inc.*(a) 5,838 119,971
Talaris Therapeutics, Inc.* 2,016 5,806
Tango Therapeutics, Inc.* 4,015 13,651
Tenaya Therapeutics, Inc.* 5,184 27,553
TG Therapeutics, Inc.*(a) 12,879 319,786
Travere Therapeutics, Inc.*(a) 6,084 131,232
Twist Bioscience Corp.* 5,588 69,738
Tyra Biosciences, Inc.*(a) 1,150 16,295
Vanda Pharmaceuticals, Inc.* 5,902 36,238
Vaxart, Inc.* 11,318 9,207
Vaxcyte, Inc.* 7,922 339,299
VBI Vaccines, Inc.*(a) 616 1,768
Vera Therapeutics, Inc.*(a) 2,285 15,195
Veracyte, Inc.* 6,966 157,710
Vericel Corp.* 4,693 147,876
Verve Therapeutics, Inc.* 4,598 73,246
Vir Biotechnology, Inc.* 7,061 177,584
Viridian Therapeutics, Inc.* 3,706 103,879
VistaGen Therapeutics, Inc.* 16,535 2,315
Xencor, Inc.* 5,617 148,513
Y-mAbs Therapeutics, Inc.* 3,311 19,833
Zentalis Pharmaceuticals, Inc.* 4,676 103,012
16,187,694
Broadline Retail 0 .1%
1stdibs.com, Inc.* 2,086 7,843
Big Lots, Inc. 2,797 25,145
ContextLogic, Inc., Class A*(a) 1,777 12,812
Dillard's, Inc., Class A 381 113,687
Groupon, Inc.* 2,102 7,525
Qurate Retail, Inc., Series A* 33,388 26,597
193,609
Building Products 1 .5%
AAON, Inc. 4,233 414,834
American Woodmark Corp.* 1,564 79,013
Apogee Enterprises, Inc. 2,116 90,057
Common Stocks
Shares Value ($)
Building Products
AZZ, Inc. 2,209 83,346
Caesarstone Ltd. 2,067 9,426
CSW Industrials, Inc. 1,448 195,002
Gibraltar Industries, Inc.* 3,081 154,173
Griffon Corp. 4,200 119,490
Insteel Industries, Inc. 1,735 47,765
Janus International Group,
Inc.* 7,824 70,416
JELD-WEN Holding, Inc.* 8,445 107,927
Masonite International Corp.* 2,179 199,182
PGT Innovations, Inc.* 5,514 141,489
Quanex Building Products
Corp. 3,341 63,813
Resideo Technologies, Inc.* 14,083 250,677
Simpson Manufacturing Co.,
Inc. 4,112 517,207
UFP Industries, Inc. 5,797 455,181
View, Inc.* 13,195 4,513
Zurn Elkay Water Solutions
Corp. 12,133 261,466
3,264,977
Capital Markets 1 .7%
Artisan Partners Asset
Management, Inc., Class A 5,822 201,849
AssetMark Financial Holdings,
Inc.* 1,967 60,348
Associated Capital Group,
Inc., Class A 190 7,093
Avantax, Inc.* 4,739 120,228
B. Riley Financial, Inc. 1,934 60,921
Bakkt Holdings, Inc.* 6,042 8,157
BGC Partners, Inc., Class A 31,384 142,169
Brightsphere Investment
Group, Inc. 3,248 73,340
Cohen & Steers, Inc. 2,488 149,429
Diamond Hill Investment
Group, Inc. 288 46,691
Donnelley Financial Solutions,
Inc.* 2,450 105,962
Federated Hermes, Inc., Class
B 8,361 346,062
Focus Financial Partners, Inc.,
Class A* 5,694 295,746
GCM Grosvenor, Inc., Class A 4,036 32,570
Hamilton Lane, Inc., Class A 3,459 254,859
Houlihan Lokey, Inc. 4,976 454,707
Moelis & Co., Class A(a) 6,176 233,947
Open Lending Corp., Class A* 10,835 76,170
Oppenheimer Holdings, Inc.,
Class A 730 27,295
Perella Weinberg Partners 3,493 27,595
Piper Sandler Cos. 1,686 228,352
PJT Partners, Inc., Class A 2,308 158,721
Sculptor Capital Management,
Inc. 2,608 21,725
Silvercrest Asset Management
Group, Inc., Class A 1,093 20,472
StepStone Group, Inc., Class
A 5,309 116,957

82 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Capital Markets
StoneX Group, Inc.* 1,742 170,838
Value Line, Inc. 100 4,580
Victory Capital Holdings, Inc.,
Class A 1,675 51,154
Virtus Investment Partners,
Inc. 662 120,623
WisdomTree, Inc. 12,971 80,939
3,699,499
Chemicals 2 .1%
AdvanSix, Inc. 2,659 100,191
Alto Ingredients, Inc.* 8,922 11,688
American Vanguard Corp. 2,878 55,402
Amyris, Inc.*(a) 15,797 12,916
Aspen Aerogels, Inc.* 4,922 30,812
Avient Corp. 8,851 340,852
Balchem Corp. 3,109 408,523
Cabot Corp. 5,342 383,342
Chase Corp. 771 84,293
Danimer Scientific, Inc.* 8,565 27,065
Diversey Holdings Ltd.* 7,087 57,617
Ecovyst, Inc.* 8,277 93,944
FutureFuel Corp. 2,709 20,318
Hawkins, Inc. 1,819 73,378
HB Fuller Co. 5,162 341,570
Ingevity Corp.* 3,591 257,618
Innospec, Inc. 2,365 240,355
Intrepid Potash, Inc.* 1,180 30,420
Koppers Holdings, Inc. 1,968 64,570
Kronos Worldwide, Inc. 2,146 19,958
Livent Corp.*(a) 15,931 348,092
LSB Industries, Inc.* 7,362 65,743
Mativ Holdings, Inc. 5,339 103,416
Minerals Technologies, Inc. 3,175 188,150
Origin Materials, Inc.* 10,928 43,166
Orion Engineered Carbons SA 5,939 143,783
Perimeter Solutions SA* 11,657 87,194
PureCycle Technologies,
Inc.*(a) 10,537 69,228
Quaker Chemical Corp.(a) 1,308 244,112
Rayonier Advanced Materials,
Inc.* 5,855 31,851
Sensient Technologies Corp. 4,080 303,797
Stepan Co. 2,074 191,223
Trinseo plc 3,315 60,068
Tronox Holdings plc 11,497 157,394
Valhi, Inc. 254 3,945
4,695,994
Commercial Services & Supplies 1 .5%
ABM Industries, Inc. 6,380 271,660
ACCO Brands Corp. 8,832 40,451
ACV Auctions, Inc., Class A* 11,660 151,930
Aris Water Solutions, Inc.,
Class A(a) 2,360 17,157
Brady Corp., Class A 4,395 224,277
BrightView Holdings, Inc.* 4,427 24,481
Brink's Co. (The) 4,369 274,592
Casella Waste Systems, Inc.,
Class A* 4,783 425,687
Cimpress plc* 1,682 87,380
Common Stocks
Shares Value ($)
Commercial Services & Supplies
CoreCivic, Inc.* 11,243 98,826
Deluxe Corp. 4,087 61,918
Ennis, Inc. 2,418 46,982
GEO Group, Inc. (The)* 11,503 86,618
Harsco Corp.* 7,619 52,343
Healthcare Services Group,
Inc. 7,109 110,971
Heritage-Crystal Clean, Inc.* 1,481 51,776
HNI Corp. 4,266 110,831
Interface, Inc. 5,456 42,775
KAR Auction Services, Inc.* 10,558 142,955
Kimball International, Inc.,
Class B 3,190 39,269
Li-Cycle Holdings Corp.* 13,600 64,600
Liquidity Services, Inc.* 2,163 28,270
Matthews International Corp.,
Class A 3,027 114,632
MillerKnoll, Inc. 7,474 127,133
Montrose Environmental
Group, Inc.* 2,674 81,450
NL Industries, Inc. 865 5,562
Pitney Bowes, Inc. 12,266 43,054
Quad/Graphics, Inc.* 3,409 11,897
SP Plus Corp.* 2,039 69,673
Steelcase, Inc., Class A 8,159 65,272
UniFirst Corp. 1,436 235,044
Viad Corp.* 1,911 36,366
VSE Corp.(a) 1,035 43,770
3,289,602
Communications Equipment 0 .7%
ADTRAN Holdings, Inc. 7,590 69,221
Aviat Networks, Inc.* 638 20,933
Calix, Inc.* 5,555 253,863
Cambium Networks Corp.* 985 14,913
Casa Systems, Inc.* 3,315 4,144
Clearfield, Inc.*(a) 1,251 54,644
CommScope Holding Co.,
Inc.* 20,159 99,384
Comtech Telecommunications
Corp. 2,491 25,782
Digi International, Inc.* 3,432 103,509
DZS, Inc.* 1,867 12,696
Extreme Networks, Inc.* 12,341 219,423
Harmonic, Inc.*(a) 8,993 126,711
Infinera Corp.*(a) 19,274 122,004
Inseego Corp.*(a) 8,190 4,930
NETGEAR, Inc.* 2,780 39,281
NetScout Systems, Inc.* 6,761 183,967
Ondas Holdings, Inc.*(a) 2,893 2,893
Ribbon Communications, Inc.* 6,875 17,600
Viavi Solutions, Inc.* 22,250 199,360
1,575,258
Construction & Engineering 1 .7%
Ameresco, Inc., Class A* 3,138 130,541
API Group Corp.* 19,908 453,106
Arcosa, Inc. 4,681 316,155
Argan, Inc. 1,218 49,000
Comfort Systems USA, Inc. 3,427 512,302

Nationwide Small Cap Index Fund - April 30, 2023 (Unaudited) - Statement of Investments - 83
Common Stocks
Shares Value ($)
Construction & Engineering
Concrete Pumping Holdings,
Inc.* 2,745 19,078
Construction Partners, Inc.,
Class A* 4,005 103,890
Dycom Industries, Inc.* 2,799 259,243
EMCOR Group, Inc. 4,631 791,901
Fluor Corp.* 13,934 404,922
Granite Construction, Inc. 4,325 164,912
Great Lakes Dredge & Dock
Corp.* 6,040 34,609
IES Holdings, Inc.* 836 36,107
MYR Group, Inc.* 1,568 200,688
Northwest Pipe Co.* 912 25,117
Primoris Services Corp. 5,218 132,015
Sterling Infrastructure, Inc.* 2,828 104,410
Tutor Perini Corp.* 4,143 21,958
3,759,954
Construction Materials 0 .2%
Summit Materials, Inc., Class
A* 11,755 322,204
United States Lime & Minerals,
Inc. 172 27,675
349,879
Consumer Finance 0 .7%
Atlanticus Holdings Corp.* 414 12,072
Bread Financial Holdings, Inc. 2,664 73,526
Consumer Portfolio Services,
Inc.* 949 9,879
Curo Group Holdings Corp.(a) 1,901 3,042
Encore Capital Group, Inc.* 2,210 113,550
Enova International, Inc.* 2,961 130,047
EZCORP, Inc., Class A* 4,554 39,210
FirstCash Holdings, Inc. 3,697 380,902
Green Dot Corp., Class A* 4,472 76,874
LendingClub Corp.* 10,444 74,988
LendingTree, Inc.* 1,071 25,522
Moneylion, Inc.* 426 3,962
Navient Corp. 9,921 164,093
Nelnet, Inc., Class A 1,463 140,887
NerdWallet, Inc., Class A*(a) 2,598 35,255
Oportun Financial Corp.* 2,766 11,258
OppFi, Inc.*(a) 2,395 4,550
PRA Group, Inc.* 3,784 137,246
PROG Holdings, Inc.* 4,746 143,472
Regional Management Corp. 706 18,892
Sunlight Financial Holdings,
Inc.* 3,022 1,351
World Acceptance Corp.* 378 38,140
1,638,718
Consumer Staples Distribution & Retail 0 .6%
Andersons, Inc. (The) 3,158 141,163
Chefs' Warehouse, Inc.
(The)*(a) 3,437 114,315
Fresh Market, Inc. (The)
Escrow*^∞(a) 16,332 0
HF Foods Group, Inc.* 3,603 14,124
Ingles Markets, Inc., Class A 1,337 123,057
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail
Natural Grocers by Vitamin
Cottage, Inc. 867 9,355
PriceSmart, Inc. 2,517 185,453
Rite Aid Corp.* 5,286 11,101
SpartanNash Co. 3,428 84,054
Sprouts Farmers Market, Inc.* 10,229 354,537
United Natural Foods, Inc.* 5,912 161,220
Village Super Market, Inc.,
Class A 852 18,650
Weis Markets, Inc. 1,626 134,129
1,351,158
Containers & Packaging 0 .3%
Eightco Holdings, Inc.* 33 63
Greif, Inc., Class A 2,348 147,431
Greif, Inc., Class B 509 40,079
Myers Industries, Inc. 3,553 67,329
O-I Glass, Inc.* 14,920 335,252
Pactiv Evergreen, Inc. 4,483 35,416
Ranpak Holdings Corp.* 4,496 18,344
TriMas Corp. 4,177 106,137
750,051
Distributors 0 .0%
†
Funko, Inc., Class A* 3,050 30,073
Weyco Group, Inc. 665 18,048
48,121
Diversified Consumer Services 1 .0%
2U, Inc.* 7,335 40,636
Adtalem Global Education,
Inc.* 4,217 171,084
American Public Education,
Inc.* 1,745 9,946
Beachbody Co., Inc. (The)* 9,111 4,251
Carriage Services, Inc. 1,359 39,017
Chegg, Inc.* 12,070 217,018
Coursera, Inc.* 11,256 140,025
Duolingo, Inc.*(a) 2,356 320,793
European Wax Center, Inc.,
Class A* 2,407 45,348
Frontdoor, Inc.* 8,043 220,056
Graham Holdings Co., Class B 359 206,630
Laureate Education, Inc.,
Class A 13,184 163,350
Nerdy, Inc.* 6,306 25,035
OneSpaWorld Holdings Ltd.* 6,090 73,080
Perdoceo Education Corp.* 6,819 88,510
Rover Group, Inc.*(a) 8,523 38,609
Strategic Education, Inc. 2,249 197,912
Stride, Inc.* 3,977 170,852
Udemy, Inc.* 7,265 66,039
Universal Technical Institute,
Inc.* 3,635 25,663
WW International, Inc.* 5,088 42,485
2,306,339
Diversified REITs 0 .5%
Alexander & Baldwin, Inc. 6,973 134,091
American Assets Trust, Inc. 5,200 94,640
Armada Hoffler Properties, Inc. 6,572 77,024
Broadstone Net Lease, Inc. 16,684 269,780

84 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Diversified REITs
CTO Realty Growth, Inc. 2,215 37,300
Empire State Realty Trust,
Inc., Class A 11,998 73,308
Essential Properties Realty
Trust, Inc. 13,701 339,100
Gladstone Commercial Corp. 3,638 43,438
Global Net Lease, Inc. 10,216 115,032
One Liberty Properties, Inc. 1,527 33,624
1,217,337
Diversified Telecommunication Services 0 .8%
Anterix, Inc.* 1,735 54,791
ATN International, Inc. 1,053 38,087
Bandwidth, Inc., Class A* 2,225 27,078
Charge Enterprises, Inc.* 11,488 12,177
Cogent Communications
Holdings, Inc. 4,253 293,627
Consolidated Communications
Holdings, Inc.* 6,909 26,738
EchoStar Corp., Class A* 3,201 54,641
Globalstar, Inc.*(a) 65,367 59,223
IDT Corp., Class B* 1,599 53,103
Iridium Communications, Inc. 12,122 769,383
Liberty Latin America Ltd.,
Class A* 3,026 26,841
Liberty Latin America Ltd.,
Class C* 14,904 132,347
Ooma, Inc.* 2,215 27,245
Radius Global Infrastructure,
Inc.* 7,311 107,399
1,682,680
Electric Utilities 0 .8%
ALLETE, Inc. 5,583 348,267
MGE Energy, Inc. 3,488 267,216
Otter Tail Corp.(a) 3,969 285,570
PNM Resources, Inc. 8,223 395,773
Portland General Electric Co. 8,737 442,267
Via Renewables, Inc. 261 2,701
1,741,794
Electrical Equipment 1 .4%
Allied Motion Technologies,
Inc. 1,253 43,128
Array Technologies, Inc.* 14,554 297,629
Atkore, Inc.* 3,806 480,812
Babcock & Wilcox Enterprises,
Inc.* 5,298 32,954
Blink Charging Co.*(a) 4,310 30,730
Bloom Energy Corp., Class A* 17,698 294,672
Encore Wire Corp.(a) 1,720 268,888
Energy Vault Holdings, Inc.*(a) 7,517 12,704
EnerSys 4,029 334,286
Enovix Corp.*(a) 10,878 117,700
ESS Tech, Inc.* 7,186 7,689
Fluence Energy, Inc.*(a) 3,462 62,524
FTC Solar, Inc.*(a) 3,920 10,702
FuelCell Energy, Inc.*(a) 40,016 75,230
GrafTech International Ltd. 18,419 86,753
Heliogen, Inc.*(a) 7,813 2,193
NEXTracker, Inc., Class A*(a) 2,993 94,250
Common Stocks
Shares Value ($)
Electrical Equipment
NuScale Power Corp.* 3,275 29,049
Powell Industries, Inc. 885 35,453
Preformed Line Products Co. 250 31,070
Shoals Technologies Group,
Inc., Class A* 15,698 327,931
Stem, Inc.*(a) 13,663 57,794
SunPower Corp.*(a) 8,165 107,941
Thermon Group Holdings, Inc.* 3,123 64,896
TPI Composites, Inc.*(a) 3,549 43,866
Vicor Corp.* 2,142 92,042
3,042,886
Electronic Equipment, Instruments & Components 2 .4%
908 Devices, Inc.* 2,243 15,163
Advanced Energy Industries,
Inc. 3,693 319,444
Aeva Technologies, Inc.*(a) 9,995 9,914
AEye, Inc.* 12,625 2,510
Akoustis Technologies, Inc.*(a) 7,110 20,263
Arlo Technologies, Inc.* 8,859 57,052
Badger Meter, Inc. 2,807 371,450
Belden, Inc. 4,089 322,581
Benchmark Electronics, Inc. 3,564 76,091
Cepton, Inc.* 2,692 1,004
CTS Corp. 3,069 120,335
ePlus, Inc.* 2,666 116,078
Evolv Technologies Holdings,
Inc.* 7,303 26,291
Fabrinet* 3,538 335,933
FARO Technologies, Inc.* 1,740 40,629
Focus Universal, Inc.*(a) 2,280 4,856
Identiv, Inc.* 1,958 10,769
Insight Enterprises, Inc.* 3,023 365,632
Itron, Inc.* 4,449 237,577
Kimball Electronics, Inc.* 2,274 45,776
Knowles Corp.* 8,859 149,540
Lightwave Logic, Inc.*(a) 11,576 52,092
Methode Electronics, Inc. 3,542 145,187
MicroVision, Inc.*(a) 15,589 31,178
Mirion Technologies, Inc.* 13,259 107,398
Napco Security Technologies,
Inc.* 3,084 95,604
nLight, Inc.* 4,132 36,238
Novanta, Inc.* 3,443 526,228
OSI Systems, Inc.* 1,562 176,444
Ouster, Inc.*(a) 3,015 10,673
PAR Technology Corp.* 2,625 80,299
PC Connection, Inc. 1,168 47,035
Plexus Corp.* 2,658 232,495
Rogers Corp.* 1,837 295,665
Sanmina Corp.* 5,464 285,549
ScanSource, Inc.* 2,385 65,230
SmartRent, Inc.*(a) 10,688 27,575
TTM Technologies, Inc.* 9,874 116,612
Vishay Intertechnology, Inc. 12,518 266,508
Vishay Precision Group, Inc.* 1,184 44,447
5,291,345
Energy Equipment & Services 2 .0%
Archrock, Inc. 13,262 136,466
Borr Drilling Ltd.*(a) 19,200 133,440

Nationwide Small Cap Index Fund - April 30, 2023 (Unaudited) - Statement of Investments - 85
Common Stocks
Shares Value ($)
Energy Equipment & Services
Bristow Group, Inc.* 2,183 48,834
Cactus, Inc., Class A(a) 6,068 245,633
ChampionX Corp. 19,533 528,954
Diamond Offshore Drilling,
Inc.* 9,994 114,831
DMC Global, Inc.* 1,761 33,353
Dril-Quip, Inc.* 3,326 90,733
Expro Group Holdings NV* 8,423 167,533
Helix Energy Solutions Group,
Inc.* 14,430 104,617
Helmerich & Payne, Inc. 9,895 328,118
Liberty Energy, Inc., Class A 13,504 172,986
Nabors Industries Ltd.*(a) 884 88,170
Newpark Resources, Inc.* 8,796 35,184
NexTier Oilfield Solutions, Inc.* 17,305 139,824
Noble Corp. plc* 8,062 309,984
Oceaneering International,
Inc.* 9,741 172,708
Oil States International, Inc.* 6,072 42,747
Patterson-UTI Energy, Inc. 20,663 231,219
ProFrac Holding Corp., Class
A* 2,187 24,494
ProPetro Holding Corp.* 9,003 62,481
RPC, Inc. 7,404 54,716
Select Energy Services, Inc.,
Class A 7,278 54,076
Solaris Oilfield Infrastructure,
Inc., Class A 2,867 22,019
TETRA Technologies, Inc.* 11,629 33,143
Tidewater, Inc.* 4,480 201,734
US Silica Holdings, Inc.* 7,001 91,363
Valaris Ltd.* 5,836 350,160
Weatherford International plc* 6,904 446,206
4,465,726
Entertainment 0 .4%
Cinemark Holdings, Inc.* 10,788 182,101
IMAX Corp.* 4,450 93,228
Liberty Media Corp.-Liberty
Braves, Class A* 1,076 42,147
Liberty Media Corp.-Liberty
Braves, Class C* 3,658 139,077
Lions Gate Entertainment
Corp., Class A* 5,401 62,111
Lions Gate Entertainment
Corp., Class B* 11,471 122,396
Madison Square Garden
Entertainment Corp.* 2,503 80,772
Marcus Corp. (The) 2,314 40,541
Playstudios, Inc.*(a) 7,010 30,704
Reservoir Media, Inc.* 1,940 12,882
Skillz, Inc.* 29,777 18,542
Sphere Entertainment Co.* 2,503 70,434
Vivid Seats, Inc., Class A* 2,123 15,243
910,178
Financial Services 1 .9%
Alerus Financial Corp. 1,429 20,563
A-Mark Precious Metals, Inc. 1,696 60,717
AvidXchange Holdings, Inc.* 14,334 106,502
Common Stocks
Shares Value ($)
Financial Services
Banco Latinoamericano de
Comercio Exterior SA, Class
E 2,539 45,702
Cannae Holdings, Inc.*(a) 6,891 125,692
Cantaloupe, Inc.* 5,521 30,421
Cass Information Systems,
Inc. 1,246 45,579
Compass Diversified Holdings 5,920 112,835
Enact Holdings, Inc. 3,107 75,003
Essent Group Ltd. 10,237 434,765
EVERTEC, Inc. 5,838 202,520
Federal Agricultural Mortgage
Corp., Class C 885 117,962
Finance of America Cos., Inc.,
Class A* 3,164 5,157
Flywire Corp.* 5,581 162,798
Home Point Capital, Inc. 642 1,265
I3 Verticals, Inc., Class A* 2,254 52,405
International Money Express,
Inc.* 2,941 75,819
Jackson Financial, Inc., Class
A 7,339 264,277
Marqeta, Inc., Class A* 42,352 171,526
Merchants Bancorp 1,615 37,468
MoneyGram International,
Inc.* 8,949 90,922
Mr. Cooper Group, Inc.* 6,646 307,710
NMI Holdings, Inc., Class A* 8,138 190,429
Payoneer Global, Inc.* 21,480 117,281
Paysafe Ltd.* 2,891 41,515
PennyMac Financial Services,
Inc.(a) 2,592 161,974
Priority Technology Holdings,
Inc.* 1,943 6,237
Radian Group, Inc. 15,234 369,729
Remitly Global, Inc.* 9,914 166,555
Repay Holdings Corp.* 8,284 51,941
StoneCo Ltd., Class A* 26,919 331,642
SWK Holdings Corp.* 383 6,714
Velocity Financial, Inc.* 813 7,414
Walker & Dunlop, Inc.(a) 2,996 201,661
Waterstone Financial, Inc. 1,891 26,190
4,226,890
Food Products 1 .3%
Alico, Inc. 645 15,196
AppHarvest, Inc.* 6,581 3,054
B&G Foods, Inc. 7,097 113,836
Benson Hill, Inc.* 15,199 16,111
Beyond Meat, Inc.* 6,073 82,229
BRC, Inc., Class A*(a) 2,259 11,769
Calavo Growers, Inc. 1,637 52,319
Cal-Maine Foods, Inc.(a) 3,558 169,005
Fresh Del Monte Produce, Inc.
(a) 3,103 89,087
Hain Celestial Group, Inc.
(The)* 8,836 158,430
Hostess Brands, Inc.* 12,970 334,107
J & J Snack Foods Corp. 1,482 227,042
John B Sanfilippo & Son, Inc. 887 92,204

86 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Food Products
Lancaster Colony Corp. 1,866 390,218
Lifecore Biomedical, Inc.* 2,745 11,666
Local Bounti Corp.*(a) 6,724 3,597
Mission Produce, Inc.* 4,105 46,756
OmniAb, Inc.*^∞ 541 0
Seneca Foods Corp., Class A* 515 24,514
Simply Good Foods Co. (The)* 8,524 310,018
Sovos Brands, Inc.* 3,546 60,814
SunOpta, Inc.* 9,676 82,246
Tattooed Chef, Inc.*(a) 4,431 6,824
Tootsie Roll Industries, Inc. 1,456 59,521
TreeHouse Foods, Inc.* 4,899 260,872
Utz Brands, Inc. 6,410 121,213
Vital Farms, Inc.* 2,889 37,210
Whole Earth Brands, Inc.* 3,541 8,498
2,788,356
Gas Utilities 1 .1%
Brookfield Infrastructure Corp.,
Class A 9,601 409,003
Chesapeake Utilities Corp. 1,633 201,675
New Jersey Resources Corp. 9,494 490,270
Northwest Natural Holding Co. 3,403 159,805
ONE Gas, Inc.(a) 5,193 399,601
Southwest Gas Holdings, Inc. 6,459 361,704
Spire, Inc.(a) 4,986 337,702
2,359,760
Ground Transportation 0 .7%
ArcBest Corp. 2,373 224,011
Bird Global, Inc., Class A*(a) 24,076 3,260
Covenant Logistics Group, Inc. 818 32,221
Daseke, Inc.* 4,227 34,577
Heartland Express, Inc. 4,265 61,757
Marten Transport Ltd. 5,837 117,849
PAM Transportation Services,
Inc.* 683 15,333
Saia, Inc.*(a) 2,574 766,460
TuSimple Holdings, Inc., Class
A* 12,291 14,872
Universal Logistics Holdings,
Inc. 692 17,715
Werner Enterprises, Inc. 6,156 278,067
1,566,122
Health Care Equipment & Supplies 4 .2%
Alphatec Holdings, Inc.* 7,185 103,751
AngioDynamics, Inc.* 3,507 29,178
Artivion, Inc.*(a) 3,603 49,974
AtriCure, Inc.* 4,478 196,987
Atrion Corp. 134 82,450
Avanos Medical, Inc.* 4,543 134,200
Axogen, Inc.* 3,771 34,014
Axonics, Inc.* 4,683 269,085
Bioventus, Inc., Class A* 2,744 2,771
Butterfly Network, Inc.* 12,189 26,328
Cerus Corp.* 15,938 36,817
CONMED Corp. 2,841 356,744
Cue Health, Inc.* 9,556 7,520
Cutera, Inc.* 1,609 36,685
Embecta Corp. 5,718 158,675
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Figs, Inc., Class A* 12,510 90,072
Glaukos Corp.* 4,468 212,275
Haemonetics Corp.* 4,850 405,994
Heska Corp.*(a) 968 113,411
Inari Medical, Inc.* 4,684 311,111
Inogen, Inc.* 2,418 32,184
Inspire Medical Systems,
Inc.*(a) 2,764 739,729
Integer Holdings Corp.* 3,198 263,355
iRadimed Corp. 736 30,640
iRhythm Technologies, Inc.* 2,920 383,688
Lantheus Holdings, Inc.* 6,599 563,885
LeMaitre Vascular, Inc. 1,897 102,438
LivaNova plc* 5,266 252,241
Merit Medical Systems, Inc.* 5,522 448,883
Mesa Laboratories, Inc.(a) 478 79,592
Nano-X Imaging Ltd.* 4,125 25,204
Neogen Corp.* 21,321 367,148
Nevro Corp.* 3,458 101,216
NuVasive, Inc.* 5,075 218,428
Omnicell, Inc.* 4,317 262,344
OraSure Technologies, Inc.* 6,842 46,526
Orthofix Medical, Inc.* 3,217 60,576
OrthoPediatrics Corp.* 1,492 75,256
Outset Medical, Inc.* 4,731 85,111
Paragon 28, Inc.* 4,578 84,327
PROCEPT BioRobotics
Corp.*(a) 2,565 77,950
Pulmonx Corp.* 3,424 40,232
RxSight, Inc.* 2,184 39,094
Senseonics Holdings, Inc.* 47,734 28,407
Shockwave Medical, Inc.* 3,451 1,001,342
SI-BONE, Inc.* 3,378 74,654
Sight Sciences, Inc.* 2,106 20,365
Silk Road Medical, Inc.* 3,590 158,032
STAAR Surgical Co.* 4,640 326,981
Surmodics, Inc.* 1,282 29,537
Tactile Systems Technology,
Inc.* 1,898 34,601
TransMedics Group, Inc.* 2,931 231,842
Treace Medical Concepts,
Inc.* 3,602 88,213
UFP Technologies, Inc.* 662 91,250
Utah Medical Products, Inc. 343 32,530
Varex Imaging Corp.*(a) 3,650 64,751
Vicarious Surgical, Inc.* 4,621 10,397
ViewRay, Inc.* 13,646 16,102
Zimvie, Inc.* 1,801 14,822
Zynex, Inc.*(a) 2,132 24,390
9,286,305
Health Care Providers & Services 2 .6%
23andMe Holding Co.*(a) 26,313 51,837
Accolade, Inc.* 6,755 91,395
AdaptHealth Corp.*(a) 7,169 85,168
Addus HomeCare Corp.* 1,501 122,692
Agiliti, Inc.*(a) 2,715 45,395
AirSculpt Technologies, Inc. 1,741 8,531
Alignment Healthcare, Inc.* 9,842 61,906

Nationwide Small Cap Index Fund - April 30, 2023 (Unaudited) - Statement of Investments - 87
Common Stocks
Shares Value ($)
Health Care Providers & Services
AMN Healthcare Services,
Inc.* 4,249 366,901
Apollo Medical Holdings,
Inc.*(a) 3,869 137,311
ATI Physical Therapy, Inc.*(a) 7,024 1,906
Aveanna Healthcare Holdings,
Inc.* 3,656 4,497
Brookdale Senior Living, Inc.* 17,843 76,546
Cano Health, Inc.*(a) 14,888 17,270
CareMax, Inc.*(a) 5,324 13,416
Castle Biosciences, Inc.* 2,447 55,376
Clover Health Investments
Corp.* 35,536 26,247
Community Health Systems,
Inc.* 11,774 74,647
CorVel Corp.* 838 169,301
Cross Country Healthcare,
Inc.* 3,506 77,062
DocGo, Inc.* 7,958 67,643
Ensign Group, Inc. (The) 5,161 501,081
Fulgent Genetics, Inc.* 1,996 59,022
GeneDx Holdings Corp.* 32,683 8,942
HealthEquity, Inc.* 8,105 433,212
Hims & Hers Health, Inc.* 11,434 132,520
Innovage Holding Corp.* 1,737 10,613
Invitae Corp.* 22,450 30,532
Joint Corp. (The)* 1,297 20,480
LifeStance Health Group, Inc.* 6,778 55,241
ModivCare, Inc.* 1,262 80,263
National HealthCare Corp. 1,187 68,739
National Research Corp. 1,343 58,461
NeoGenomics, Inc.* 12,254 179,153
Nutex Health, Inc.*(a) 23,011 13,075
Oncology Institute, Inc. (The)* 2,794 1,425
OPKO Health, Inc.* 38,556 56,677
Option Care Health, Inc.* 16,369 526,263
Owens & Minor, Inc.* 7,210 112,043
P3 Health Partners, Inc.* 2,825 3,588
Patterson Cos., Inc. 8,580 232,604
Pediatrix Medical Group, Inc.* 8,279 118,638
Pennant Group, Inc. (The)* 2,429 33,690
PetIQ, Inc.* 2,580 30,418
Privia Health Group, Inc.* 5,008 138,371
Progyny, Inc.* 7,319 243,284
R1 RCM, Inc.* 14,512 226,242
RadNet, Inc.* 4,930 136,364
Select Medical Holdings Corp. 10,313 314,547
Surgery Partners, Inc.* 4,943 196,039
US Physical Therapy, Inc.(a) 1,225 130,414
5,706,988
Health Care REITs 0 .6%
CareTrust REIT, Inc. 9,875 192,464
Community Healthcare Trust,
Inc. 2,381 85,216
Diversified Healthcare Trust 22,423 20,481
Global Medical REIT, Inc. 5,727 53,147
LTC Properties, Inc. 3,914 130,923
National Health Investors, Inc. 4,069 202,514
Physicians Realty Trust 22,451 323,743
Common Stocks
Shares Value ($)
Health Care REITs
Sabra Health Care REIT, Inc. 22,499 256,489
Universal Health Realty
Income Trust 1,227 53,374
1,318,351
Health Care Technology 0 .5%
American Well Corp., Class A* 22,693 49,698
Babylon Holdings Ltd., Class
A* 433 3,447
Computer Programs &
Systems, Inc.* 1,315 34,032
Evolent Health, Inc., Class A* 8,081 294,229
Health Catalyst, Inc.* 5,502 69,325
HealthStream, Inc. 2,440 60,122
Multiplan Corp.* 34,565 33,815
NextGen Healthcare, Inc.* 5,716 95,686
OptimizeRx Corp.* 1,677 25,205
Phreesia, Inc.* 4,933 156,080
Schrodinger, Inc.*(a) 5,226 154,271
Sharecare, Inc.* 29,319 45,151
Simulations Plus, Inc. 1,445 60,329
Veradigm, Inc.* 10,371 129,534
1,210,924
Hotel & Resort REITs 0 .9%
Apple Hospitality REIT, Inc. 21,269 316,695
Ashford Hospitality Trust, Inc.* 3,465 11,781
Braemar Hotels & Resorts, Inc. 7,012 26,646
Chatham Lodging Trust 5,046 51,671
DiamondRock Hospitality Co. 20,192 163,757
Hersha Hospitality Trust, Class
A 2,727 17,180
Pebblebrook Hotel Trust 12,953 184,321
RLJ Lodging Trust 16,185 163,469
Ryman Hospitality Properties,
Inc. 5,184 464,798
Service Properties Trust 16,246 142,477
Summit Hotel Properties, Inc. 9,803 63,131
Sunstone Hotel Investors, Inc. 20,775 197,986
Xenia Hotels & Resorts, Inc. 10,811 136,867
1,940,779
Hotels, Restaurants & Leisure 2 .8%
Accel Entertainment, Inc.* 5,387 47,675
Bally's Corp.* 3,329 57,259
Biglari Holdings, Inc., Class B* 64 11,085
BJ's Restaurants, Inc.* 2,312 75,232
Bloomin' Brands, Inc. 8,545 211,660
Bluegreen Vacations Holding
Corp. 884 25,450
Bowlero Corp.*(a) 2,764 40,437
Brinker International, Inc.* 4,248 169,580
Century Casinos, Inc.* 2,834 19,951
Cheesecake Factory, Inc.
(The) 4,705 158,511
Chuy's Holdings, Inc.* 1,758 61,319
Cracker Barrel Old Country
Store, Inc.(a) 2,152 228,456
Dave & Buster's
Entertainment, Inc.* 4,279 151,733
Denny's Corp.* 5,442 61,005

88 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Dine Brands Global, Inc. 1,471 95,512
El Pollo Loco Holdings, Inc. 1,956 18,230
Everi Holdings, Inc.* 8,557 130,066
F45 Training Holdings, Inc.*(a) 2,992 2,544
First Watch Restaurant Group,
Inc.* 1,482 23,831
Full House Resorts, Inc.* 3,100 21,824
Golden Entertainment, Inc.* 2,005 84,531
Hilton Grand Vacations, Inc.* 8,427 360,676
Inspirato, Inc.* 1,634 1,242
Inspired Entertainment, Inc.* 2,312 29,594
International Game
Technology plc 9,499 267,302
Jack in the Box, Inc. 1,986 184,082
Krispy Kreme, Inc. 7,092 109,075
Kura Sushi USA, Inc., Class A* 469 32,323
Life Time Group Holdings,
Inc.*(a) 4,057 84,345
Light & Wonder, Inc.* 9,141 551,111
Lindblad Expeditions Holdings,
Inc.*(a) 3,420 38,680
Monarch Casino & Resort, Inc. 1,322 91,694
NEOGAMES SA* 1,138 15,306
Noodles & Co., Class A* 3,955 19,538
ONE Group Hospitality, Inc.
(The)* 1,852 14,501
Papa John's International, Inc. 3,132 234,242
Portillo's, Inc., Class A*(a) 3,098 66,979
RCI Hospitality Holdings, Inc. 865 64,789
Red Rock Resorts, Inc., Class
A 4,871 237,705
Rush Street Interactive, Inc.* 6,729 20,927
Ruth's Hospitality Group, Inc. 3,016 48,739
Sabre Corp.* 31,790 127,160
SeaWorld Entertainment, Inc.* 3,844 206,269
Shake Shack, Inc., Class A* 3,661 200,659
Sonder Holdings, Inc.* 16,748 6,868
Sweetgreen, Inc., Class A* 8,789 69,785
Target Hospitality Corp.* 2,474 31,197
Texas Roadhouse, Inc. 6,498 718,809
Vacasa, Inc., Class A*(a) 9,854 7,850
Wingstop, Inc. 2,889 578,118
Xponential Fitness, Inc., Class
A* 2,000 66,160
6,181,616
Household Durables 2 .0%
Aterian, Inc.* 6,464 5,114
Beazer Homes USA, Inc.* 2,713 57,814
Cavco Industries, Inc.* 841 252,485
Century Communities, Inc. 2,758 185,724
Dream Finders Homes, Inc.,
Class A*(a) 1,888 28,792
Ethan Allen Interiors, Inc. 2,283 63,764
GoPro, Inc., Class A* 12,312 52,695
Green Brick Partners, Inc.* 2,549 95,001
Helen of Troy Ltd.* 2,323 233,090
Hovnanian Enterprises, Inc.,
Class A* 485 35,779
Common Stocks
Shares Value ($)
Household Durables
Installed Building Products,
Inc. 2,296 285,324
iRobot Corp.*(a) 2,671 105,050
KB Home 7,350 322,077
Landsea Homes Corp.* 1,027 6,778
La-Z-Boy, Inc. 4,044 116,184
Legacy Housing Corp.* 917 19,807
LGI Homes, Inc.* 1,963 233,204
Lifetime Brands, Inc. 1,270 6,223
Lovesac Co. (The)* 1,259 33,099
M/I Homes, Inc.* 2,581 174,579
MDC Holdings, Inc. 5,665 232,095
Meritage Homes Corp. 3,528 451,760
Purple Innovation, Inc. 5,433 16,136
Skyline Champion Corp.* 5,223 387,390
Snap One Holdings Corp.* 1,826 17,822
Sonos, Inc.* 12,508 264,419
Taylor Morrison Home Corp.,
Class A* 10,165 438,010
Traeger, Inc.* 3,642 11,072
Tri Pointe Homes, Inc.* 9,932 284,850
Tupperware Brands Corp.* 4,258 5,323
Universal Electronics, Inc.* 1,214 12,201
Vizio Holding Corp., Class A* 6,901 59,142
Vuzix Corp.*(a) 5,561 22,355
4,515,158
Household Products 0 .3%
Central Garden & Pet Co.* 924 34,040
Central Garden & Pet Co.,
Class A* 3,933 138,953
Energizer Holdings, Inc. 6,983 233,442
WD-40 Co. 1,319 251,137
657,572
Independent Power and Renewable Electricity Producers
0 .5%
Altus Power, Inc.* 8,913 40,465
Clearway Energy, Inc., Class A 3,568 103,401
Clearway Energy, Inc., Class C 7,779 236,248
Montauk Renewables, Inc.* 6,500 43,225
Ormat Technologies, Inc. 5,127 439,948
Sunnova Energy International,
Inc.*(a) 9,637 173,080
1,036,367
Industrial Conglomerates 0 .0%
†
Brookfield Business Corp.,
Class A 2,500 46,150
Industrial REITs 0 .7%
Indus Realty Trust, Inc. 462 30,755
Industrial Logistics Properties
Trust 6,009 12,379
Innovative Industrial
Properties, Inc. 2,667 182,823
LXP Industrial Trust 26,822 252,127
Plymouth Industrial REIT, Inc. 3,600 72,864
STAG Industrial, Inc. 17,448 590,964
Terreno Realty Corp. 7,736 476,460
1,618,372

Nationwide Small Cap Index Fund - April 30, 2023 (Unaudited) - Statement of Investments - 89
Common Stocks
Shares Value ($)
Insurance 2 .2%
Ambac Financial Group, Inc.* 4,156 66,288
American Equity Investment
Life Holding Co. 7,027 270,821
AMERISAFE, Inc. 1,841 102,452
Argo Group International
Holdings Ltd. 3,004 88,348
Bright Health Group, Inc.* 17,380 2,793
BRP Group, Inc., Class A*(a) 5,910 148,873
CNO Financial Group, Inc. 11,036 247,648
Crawford & Co., Class A 1,679 15,161
Donegal Group, Inc., Class A 1,862 26,217
eHealth, Inc.* 2,314 13,884
Employers Holdings, Inc. 2,166 85,752
Enstar Group Ltd.* 1,112 267,547
Genworth Financial, Inc.,
Class A* 45,661 265,290
Goosehead Insurance, Inc.,
Class A* 1,866 107,295
Greenlight Capital Re Ltd.,
Class A* 2,858 27,951
HCI Group, Inc.(a) 668 33,841
Hippo Holdings, Inc.* 1,820 33,197
Horace Mann Educators Corp. 3,716 116,237
Investors Title Co. 135 20,085
James River Group Holdings
Ltd. 2,974 57,904
Kinsale Capital Group, Inc. 2,107 688,378
Lemonade, Inc.*(a) 4,869 52,780
MBIA, Inc.* 4,444 44,707
Mercury General Corp. 2,549 77,515
National Western Life Group,
Inc., Class A 218 55,586
NI Holdings, Inc.* 857 11,561
Oscar Health, Inc., Class A* 11,526 77,570
Palomar Holdings, Inc.* 2,420 121,629
ProAssurance Corp. 5,093 91,470
RLI Corp. 3,805 529,085
Root, Inc., Class A*(a) 658 2,823
Safety Insurance Group, Inc. 1,191 87,050
Selective Insurance Group,
Inc. 5,831 561,700
Selectquote, Inc.* 12,915 13,690
SiriusPoint Ltd.* 9,290 80,730
Skyward Specialty Insurance
Group, Inc.* 1,007 21,530
Stewart Information Services
Corp. 2,529 105,333
Tiptree, Inc. 2,507 34,521
Trupanion, Inc.* 3,801 133,453
United Fire Group, Inc.(a) 1,888 50,787
Universal Insurance Holdings,
Inc. 2,267 34,957
4,874,439
Interactive Media & Services 0 .7%
Arena Group Holdings, Inc.
(The)* 1,065 4,366
Bumble, Inc., Class A* 9,725 177,092
Cargurus, Inc.* 10,000 164,400
Cars.com, Inc.* 6,495 127,107
Common Stocks
Shares Value ($)
Interactive Media & Services
DHI Group, Inc.* 3,527 12,944
Eventbrite, Inc., Class A*(a) 7,312 53,158
EverQuote, Inc., Class A* 1,856 12,936
fuboTV, Inc.*(a) 17,173 19,577
Leafly Holdings, Inc.*(a) 1,709 578
MediaAlpha, Inc., Class A* 2,576 19,062
Outbrain, Inc.* 4,543 17,400
QuinStreet, Inc.* 4,917 54,628
Shutterstock, Inc.(a) 2,337 156,579
TrueCar, Inc.* 8,503 21,853
Vimeo, Inc.* 12,941 42,576
Vinco Ventures, Inc.* 19,867 3,640
Wejo Group Ltd.*(a) 4,163 1,624
Yelp, Inc.* 6,615 197,921
Ziff Davis, Inc.* 4,419 323,206
ZipRecruiter, Inc., Class A* 7,154 121,189
1,531,836
IT Services 0 .4%
BigCommerce Holdings, Inc.,
Series 1* 6,592 48,715
Brightcove, Inc.* 4,060 16,808
Cerberus Cyber Sentinel
Corp.*(a) 4,190 889
Cyxtera Technologies, Inc.*(a) 3,553 1,155
DigitalOcean Holdings, Inc.* 6,849 216,017
Edgio, Inc.* 12,615 8,339
Fastly, Inc., Class A* 10,875 160,733
Grid Dynamics Holdings, Inc.* 5,288 57,481
Hackett Group, Inc. (The) 2,220 41,203
Information Services Group,
Inc. 2,880 14,659
Perficient, Inc.*(a) 3,330 216,184
PFSweb, Inc. 1,457 5,857
Rackspace Technology, Inc.* 5,096 7,440
Squarespace, Inc., Class A* 2,866 89,133
Tucows, Inc., Class A* 959 21,472
Unisys Corp.* 6,278 20,152
926,237
Leisure Products 0 .5%
Acushnet Holdings Corp. 3,237 162,271
AMMO, Inc.*(a) 8,211 16,176
Clarus Corp. 2,530 24,617
Johnson Outdoors, Inc., Class
A 496 28,768
Latham Group, Inc.* 4,039 9,734
Malibu Boats, Inc., Class A*(a) 1,910 108,393
Marine Products Corp. 694 9,556
MasterCraft Boat Holdings,
Inc.* 1,622 47,476
Smith & Wesson Brands, Inc. 4,217 50,688
Solo Brands, Inc., Class A* 2,035 16,260
Sturm Ruger & Co., Inc. 1,708 98,312
Topgolf Callaway Brands
Corp.* 13,833 306,678
Vista Outdoor, Inc.* 5,482 132,116
1,011,045
Life Sciences Tools & Services 0 .7%
AbCellera Biologics, Inc.*(a) 19,998 135,586

90 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Adaptive Biotechnologies
Corp.* 11,184 79,854
Akoya Biosciences, Inc.* 1,283 8,930
Alpha Teknova, Inc.* 657 1,242
BioLife Solutions, Inc.* 3,363 59,054
Bionano Genomics, Inc.* 27,903 19,194
Codexis, Inc.* 5,840 22,893
CryoPort, Inc.*(a) 4,283 90,114
Cytek Biosciences, Inc.* 11,127 127,738
Inotiv, Inc.* 2,047 11,340
MaxCyte, Inc.* 8,706 43,530
Medpace Holdings, Inc.* 2,480 496,347
NanoString Technologies, Inc.* 4,336 42,493
Nautilus Biotechnology, Inc.* 4,017 10,364
OmniAb, Inc.*(a) 7,002 24,367
OmniAb, Inc.*^∞ 541 0
Pacific Biosciences of
California, Inc.* 24,255 257,103
PhenomeX, Inc.* 4,899 5,732
Quanterix Corp.* 3,428 43,330
Quantum-Si, Inc.* 8,046 11,828
Science 37 Holdings, Inc.* 5,281 1,499
Seer, Inc.* 5,351 17,872
Singular Genomics Systems,
Inc.* 3,529 3,494
SomaLogic, Inc.* 15,822 44,302
1,558,206
Machinery 3 .9%
3D Systems Corp.* 12,782 117,083
Alamo Group, Inc. 958 169,307
Albany International Corp.,
Class A 3,030 276,366
Astec Industries, Inc. 2,172 89,660
Barnes Group, Inc. 4,864 204,434
Berkshire Grey, Inc.*(a) 5,999 8,219
Blue Bird Corp.* 1,506 28,162
Chart Industries, Inc.* 4,116 547,840
CIRCOR International, Inc.* 1,745 48,581
Columbus McKinnon Corp. 2,822 97,952
Desktop Metal, Inc., Class A* 27,186 59,809
Douglas Dynamics, Inc. 2,141 62,753
Energy Recovery, Inc.* 5,356 120,671
Enerpac Tool Group Corp. 5,559 132,082
EnPro Industries, Inc.(a) 2,018 190,237
ESCO Technologies, Inc. 2,497 233,644
Evoqua Water Technologies
Corp.* 11,326 560,071
Federal Signal Corp. 5,828 299,443
Franklin Electric Co., Inc. 4,485 401,273
Gorman-Rupp Co. (The) 2,152 52,832
Greenbrier Cos., Inc. (The) 3,186 84,270
Helios Technologies, Inc. 3,161 190,102
Hillenbrand, Inc. 6,833 311,721
Hillman Solutions Corp.* 12,725 106,890
Hydrofarm Holdings Group,
Inc.*(a) 3,672 5,765
Hyliion Holdings Corp.* 13,719 18,795
Hyster-Yale Materials
Handling, Inc. 1,034 54,450
Common Stocks
Shares Value ($)
Machinery
Hyzon Motors, Inc.* 7,810 6,495
John Bean Technologies Corp.
(a) 3,053 331,892
Kadant, Inc. 1,105 205,342
Kennametal, Inc. 7,897 205,006
Lightning eMotors, Inc.*(a) 167 742
Lindsay Corp.(a) 1,080 130,399
Luxfer Holdings plc 2,323 35,426
Manitowoc Co., Inc. (The)* 3,253 49,738
Markforged Holding Corp.* 9,255 9,023
Microvast Holdings, Inc.* 15,342 16,109
Miller Industries, Inc. 1,051 34,263
Mueller Industries, Inc. 5,343 383,894
Mueller Water Products, Inc.,
Class A(a) 15,136 202,822
Nikola Corp.*(a) 34,625 30,660
Omega Flex, Inc.(a) 304 33,443
Proterra, Inc.* 22,190 25,962
Proto Labs, Inc.* 2,676 76,988
RBC Bearings, Inc.*(a) 2,757 625,867
REV Group, Inc. 3,604 38,671
Sarcos Technology & Robotics
Corp.* 9,490 3,797
Shyft Group, Inc. (The) 3,333 83,592
SPX Technologies, Inc.* 4,280 272,550
Standex International Corp. 1,123 137,916
Tennant Co. 1,761 134,576
Terex Corp. 6,574 293,135
Titan International, Inc.* 4,784 46,692
Trinity Industries, Inc. 8,009 191,815
Velo3D, Inc.*(a) 6,180 14,461
Wabash National Corp. 4,610 118,339
Watts Water Technologies,
Inc., Class A 2,700 436,671
Xos, Inc.* 5,663 2,873
8,651,571
Marine Transportation 0 .3%
Costamare, Inc. 5,014 45,276
Eagle Bulk Shipping, Inc. 1,345 60,148
Eneti, Inc. 1,940 16,626
Genco Shipping & Trading Ltd. 3,520 54,243
Golden Ocean Group Ltd. 12,024 110,020
Matson, Inc. 3,726 253,480
Safe Bulkers, Inc. 5,998 21,953
561,746
Media 0 .8%
AdTheorent Holding Co., Inc.* 2,218 3,327
Advantage Solutions, Inc.* 7,239 9,266
AMC Networks, Inc., Class A* 3,068 54,273
Audacy, Inc.*(a) 12,043 1,419
Boston Omaha Corp., Class A* 2,239 45,810
Cardlytics, Inc.* 3,087 20,035
Clear Channel Outdoor
Holdings, Inc.* 34,415 43,707
Cumulus Media, Inc., Class A* 1,564 5,497
Daily Journal Corp.* 125 34,144
Entravision Communications
Corp., Class A 5,926 37,038

Nationwide Small Cap Index Fund - April 30, 2023 (Unaudited) - Statement of Investments - 91
Common Stocks
Shares Value ($)
Media
EW Scripps Co. (The), Class
A* 5,864 49,434
Gambling.com Group Ltd.* 980 9,624
Gannett Co., Inc.* 13,690 26,011
Gray Television, Inc. 8,226 63,422
iHeartMedia, Inc., Class A* 11,520 39,974
Innovid Corp.* 6,608 6,205
Integral Ad Science Holding
Corp.* 3,741 58,846
John Wiley & Sons, Inc., Class
A 4,227 163,035
Magnite, Inc.* 12,993 122,134
PubMatic, Inc., Class A*(a) 4,352 59,448
Quotient Technology, Inc.* 8,964 25,278
Scholastic Corp. 2,895 111,371
Sinclair Broadcast Group, Inc.,
Class A(a) 3,743 74,448
Stagwell, Inc.* 7,598 47,260
TechTarget, Inc.* 2,665 90,850
TEGNA, Inc. 21,533 368,214
Thryv Holdings, Inc.*(a) 2,441 54,825
Urban One, Inc.* 880 5,646
WideOpenWest, Inc.* 4,967 56,773
1,687,314
Metals & Mining 1 .7%
5E Advanced Materials, Inc.* 3,697 15,601
Alpha Metallurgical Resources,
Inc. 1,467 215,004
Arconic Corp.* 9,940 246,015
ATI, Inc.* 12,156 469,465
Carpenter Technology Corp. 4,665 246,032
Century Aluminum Co.* 4,849 41,653
Coeur Mining, Inc.* 27,745 94,333
Commercial Metals Co. 11,262 525,823
Compass Minerals
International, Inc. 3,357 109,875
Constellium SE* 12,383 183,888
Dakota Gold Corp.*(a) 4,450 14,641
Haynes International, Inc. 1,240 58,292
Hecla Mining Co. 53,581 324,165
Hycroft Mining Holding
Corp.*(a) 11,767 4,447
Ivanhoe Electric, Inc.*(a) 4,497 53,559
Kaiser Aluminum Corp. 1,590 104,495
Materion Corp.(a) 1,971 213,479
Novagold Resources, Inc.* 23,543 128,074
Olympic Steel, Inc. 906 42,192
Piedmont Lithium, Inc.* 1,680 96,600
PolyMet Mining Corp.* 5,367 9,768
Ramaco Resources, Inc. 2,232 18,146
Ryerson Holding Corp. 1,991 75,200
Schnitzer Steel Industries,
Inc., Class A 2,434 70,318
SunCoke Energy, Inc. 7,952 61,867
TimkenSteel Corp.* 4,375 73,237
Tredegar Corp. 2,642 24,782
Warrior Met Coal, Inc. 4,993 172,608
Worthington Industries, Inc. 3,073 182,505
3,876,064
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs) 1 .1%
AFC Gamma, Inc. 1,587 19,234
Angel Oak Mortgage REIT, Inc. 1,273 9,840
Apollo Commercial Real
Estate Finance, Inc. 13,905 140,719
Arbor Realty Trust, Inc. 15,526 178,083
Ares Commercial Real Estate
Corp. 4,706 40,519
ARMOUR Residential REIT,
Inc. 15,884 81,008
Blackstone Mortgage Trust,
Inc., Class A 16,978 309,679
BrightSpire Capital, Inc. 9,865 56,231
Broadmark Realty Capital, Inc. 12,497 61,360
Chicago Atlantic Real Estate
Finance, Inc. 367 5,197
Chimera Investment Corp. 23,085 131,123
Claros Mortgage Trust, Inc. 8,930 106,803
Dynex Capital, Inc. 5,118 60,700
Ellington Financial, Inc. 6,095 77,833
Franklin BSP Realty Trust, Inc. 7,881 99,537
Granite Point Mortgage Trust,
Inc. 4,847 21,666
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 8,405 238,534
Invesco Mortgage Capital, Inc. 3,292 34,928
KKR Real Estate Finance
Trust, Inc. 5,503 59,102
Ladder Capital Corp. 11,315 105,795
MFA Financial, Inc. 10,424 111,433
New York Mortgage Trust, Inc. 8,611 88,521
Nexpoint Real Estate Finance,
Inc. 982 13,669
Orchid Island Capital, Inc. 3,363 35,984
PennyMac Mortgage
Investment Trust 8,772 109,036
Ready Capital Corp. 7,156 76,784
Redwood Trust, Inc. 10,844 68,100
TPG RE Finance Trust, Inc. 6,823 48,648
Two Harbors Investment Corp. 9,406 131,026
2,521,092
Multi-Utilities 0 .5%
Avista Corp. 6,464 284,868
Black Hills Corp. 6,383 416,746
NorthWestern Corp. 5,649 331,144
Unitil Corp. 1,611 89,556
1,122,314
Office REITs 0 .4%
Brandywine Realty Trust 16,082 63,202
City Office REIT, Inc. 3,848 22,395
Corporate Office Properties
Trust 10,742 245,884
Easterly Government
Properties, Inc. 8,777 123,492
Equity Commonwealth 10,079 208,837
Franklin Street Properties
Corp. 9,714 11,268
Office Properties Income Trust 4,572 29,810
Orion Office REIT, Inc. 5,993 36,797

92 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Office REITs
Paramount Group, Inc. 17,693 76,611
Piedmont Office Realty Trust,
Inc., Class A 13,195 85,900
Postal Realty Trust, Inc., Class
A 1,588 24,408
928,604
Oil, Gas & Consumable Fuels 4 .4%
Aemetis, Inc.* 2,904 6,447
Amplify Energy Corp.* 3,841 26,541
Arch Resources, Inc. 1,423 173,962
Ardmore Shipping Corp. 3,769 55,367
Berry Corp. 7,643 58,392
California Resources Corp. 7,160 289,980
Callon Petroleum Co.* 4,854 160,862
Centrus Energy Corp., Class
A* 895 26,223
Chord Energy Corp. 4,030 573,590
Civitas Resources, Inc. 7,199 497,091
Clean Energy Fuels Corp.* 16,347 69,802
CNX Resources Corp.* 16,317 253,403
Comstock Resources, Inc.(a) 9,169 105,443
CONSOL Energy, Inc. 3,341 198,255
Crescent Energy Co., Class
A(a) 4,301 49,978
CVR Energy, Inc.(a) 3,053 80,416
Delek US Holdings, Inc. 7,016 152,598
Denbury, Inc.* 4,912 458,683
DHT Holdings, Inc. 13,356 126,748
Dorian LPG Ltd. 2,841 63,127
Earthstone Energy, Inc., Class
A*(a) 4,399 59,650
Empire Petroleum Corp.* 977 10,600
Energy Fuels, Inc.* 15,608 89,122
Equitrans Midstream Corp.(a) 40,119 206,613
Excelerate Energy, Inc., Class
A 1,744 37,496
FLEX LNG Ltd.(a) 2,848 98,000
Frontline plc 12,162 188,146
Gevo, Inc.*(a) 19,704 22,857
Golar LNG Ltd.* 9,717 220,576
Green Plains, Inc.* 3,466 118,433
Gulfport Energy Corp.* 1,052 95,164
HighPeak Energy, Inc. 570 11,263
International Seaways, Inc. 4,703 187,273
Kinetik Holdings, Inc.(a) 1,598 49,218
Kosmos Energy Ltd.* 43,572 278,861
Magnolia Oil & Gas Corp.,
Class A(a) 17,248 364,278
Matador Resources Co. 10,965 537,614
Murphy Oil Corp. 14,456 530,680
NACCO Industries, Inc., Class
A 402 14,520
NextDecade Corp.*(a) 4,065 25,325
Nordic American Tankers Ltd. 19,617 69,248
Northern Oil and Gas, Inc.(a) 6,419 212,918
Par Pacific Holdings, Inc.* 4,991 116,939
PBF Energy, Inc., Class A 11,462 399,565
Peabody Energy Corp.*(a) 11,357 272,795
Permian Resources Corp. 22,860 238,887
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Petrocorp, Inc.*^∞ 1,500 0
Ranger Oil Corp. 1,944 80,093
REX American Resources
Corp.* 1,626 46,000
Riley Exploration Permian, Inc. 998 41,926
Ring Energy, Inc.* 8,832 15,986
SandRidge Energy, Inc.*(a) 1,979 28,042
Scorpio Tankers, Inc. 4,663 243,642
SFL Corp. Ltd. 11,056 100,499
SilverBow Resources, Inc.*(a) 1,115 26,593
Sitio Royalties Corp.(a) 6,777 172,068
SM Energy Co. 11,822 331,962
Talos Energy, Inc.* 7,101 96,787
Teekay Corp.* 6,581 37,183
Teekay Tankers Ltd., Class A* 2,270 91,912
Tellurian, Inc.*(a) 47,968 68,115
Uranium Energy Corp.*(a) 34,661 90,465
Ur-Energy, Inc.* 23,766 22,176
VAALCO Energy, Inc. 10,190 43,613
Vertex Energy, Inc.*(a) 5,055 39,934
Vital Energy, Inc.* 1,591 74,029
W&T Offshore, Inc.* 9,007 39,361
World Fuel Services Corp. 6,034 142,644
9,715,979
Paper & Forest Products 0 .1%
Clearwater Paper Corp.* 1,580 57,038
Glatfelter Corp. 4,694 21,217
Sylvamo Corp. 3,314 151,847
230,102
Passenger Airlines 0 .3%
Allegiant Travel Co.*(a) 1,537 159,709
Blade Air Mobility, Inc.* 5,011 13,129
Frontier Group Holdings, Inc.* 3,702 35,132
Hawaiian Holdings, Inc.* 4,651 38,743
Joby Aviation, Inc.*(a) 25,460 110,242
SkyWest, Inc.* 4,764 134,821
Spirit Airlines, Inc. 10,670 182,457
Sun Country Airlines Holdings,
Inc.* 3,406 67,200
Wheels Up Experience,
Inc.*(a) 13,273 6,139
747,572
Personal Care Products 0 .9%
Beauty Health Co. (The)* 8,477 97,146
BellRing Brands, Inc.* 12,906 464,487
Edgewell Personal Care Co. 5,030 219,660
elf Beauty, Inc.* 4,746 440,239
Herbalife Ltd.* 9,601 142,671
Honest Co., Inc. (The)* 5,298 8,795
Inter Parfums, Inc. 1,761 267,302
Medifast, Inc. 1,089 99,807
Nature's Sunshine Products,
Inc.* 1,134 12,429
Nu Skin Enterprises, Inc.,
Class A 4,814 189,960
Thorne HealthTech, Inc.* 1,655 7,299
USANA Health Sciences, Inc.* 1,073 71,215

Nationwide Small Cap Index Fund - April 30, 2023 (Unaudited) - Statement of Investments - 93
Common Stocks
Shares Value ($)
Personal Care Products
Veru, Inc.*(a) 6,178 7,846
2,028,856
Pharmaceuticals 1 .8%
Aclaris Therapeutics, Inc.* 6,353 56,478
Amneal Pharmaceuticals, Inc.* 10,204 19,694
Amphastar Pharmaceuticals,
Inc.* 3,655 130,739
Amylyx Pharmaceuticals, Inc.* 4,884 138,706
AN2 Therapeutics, Inc.* 990 7,771
ANI Pharmaceuticals, Inc.* 1,211 45,679
Arvinas, Inc.*(a) 4,831 126,621
Atea Pharmaceuticals, Inc.* 7,410 24,231
Athira Pharma, Inc.* 3,056 8,526
Axsome Therapeutics, Inc.* 3,096 221,457
Cara Therapeutics, Inc.*(a) 4,282 17,984
Cassava Sciences, Inc.*(a) 3,727 86,541
Collegium Pharmaceutical,
Inc.* 3,264 75,953
Corcept Therapeutics, Inc.* 8,334 187,765
DICE Therapeutics, Inc.*(a) 3,527 114,627
Edgewise Therapeutics,
Inc.*(a) 3,852 33,782
Esperion Therapeutics, Inc.* 7,157 9,447
Evolus, Inc.* 3,060 26,744
EyePoint Pharmaceuticals,
Inc.*(a) 2,729 17,138
Fulcrum Therapeutics, Inc.* 4,163 10,408
Harmony Biosciences
Holdings, Inc.* 2,597 83,727
Innoviva, Inc.* 6,015 70,556
Intra-Cellular Therapies, Inc.* 8,864 550,898
Ligand Pharmaceuticals, Inc.* 1,523 116,281
Liquidia Corp.* 5,057 33,932
Nektar Therapeutics* 17,826 13,411
NGM Biopharmaceuticals,
Inc.* 3,797 17,124
Nuvation Bio, Inc.*(a) 10,446 16,818
Ocular Therapeutix, Inc.* 7,507 46,543
Pacira BioSciences, Inc.* 4,454 201,811
Phathom Pharmaceuticals,
Inc.* 2,538 27,157
Phibro Animal Health Corp.,
Class A 2,135 33,221
Prestige Consumer
Healthcare, Inc.* 4,878 300,143
Reata Pharmaceuticals, Inc.,
Class A* 2,680 264,945
Relmada Therapeutics, Inc.* 2,694 6,789
Revance Therapeutics, Inc.* 7,770 247,319
Scilex Holding Co.*^∞(a) 6,009 43,505
SIGA Technologies, Inc. 4,443 25,903
Supernus Pharmaceuticals,
Inc.* 4,849 178,734
Tarsus Pharmaceuticals, Inc.* 1,855 27,677
Theravance Biopharma, Inc.* 6,461 69,973
Theseus Pharmaceuticals,
Inc.* 1,731 17,725
Third Harmonic Bio, Inc.* 1,143 5,178
Ventyx Biosciences, Inc.*(a) 2,494 93,774
Common Stocks
Shares Value ($)
Pharmaceuticals
Xeris Biopharma Holdings,
Inc.* 11,522 26,040
3,879,475
Professional Services 2 .5%
Alight, Inc., Class A* 37,869 350,288
ASGN, Inc.* 4,838 346,352
Barrett Business Services, Inc. 676 56,520
CBIZ, Inc.* 4,547 239,581
Conduent, Inc.* 16,082 56,448
CRA International, Inc. 674 70,864
CSG Systems International,
Inc. 3,046 160,463
ExlService Holdings, Inc.* 3,189 568,854
Exponent, Inc. 4,921 452,978
First Advantage Corp.* 5,874 75,540
Forrester Research, Inc.* 1,137 35,179
Franklin Covey Co.* 1,198 43,991
Heidrick & Struggles
International, Inc. 1,849 46,428
HireRight Holdings Corp.* 2,121 22,483
Huron Consulting Group, Inc.* 1,931 163,729
IBEX Holdings Ltd.* 805 16,478
ICF International, Inc.(a) 1,788 203,832
Insperity, Inc.(a) 3,504 429,100
Kelly Services, Inc., Class A 3,187 52,299
Kforce, Inc. 1,940 114,732
Korn Ferry(a) 5,154 247,495
Legalzoom.com, Inc.* 9,678 90,780
Maximus, Inc. 5,900 493,535
NV5 Global, Inc.* 1,315 124,570
Planet Labs PBC* 19,050 77,724
Red Violet, Inc.* 1,059 18,109
Resources Connection, Inc. 2,989 43,609
Skillsoft Corp.* 6,992 8,600
Spire Global, Inc.* 9,981 6,987
Sterling Check Corp.* 2,353 26,448
TriNet Group, Inc.* 3,634 337,163
TrueBlue, Inc.* 3,067 46,465
TTEC Holdings, Inc. 1,893 64,494
Upwork, Inc.* 12,046 115,280
Verra Mobility Corp.* 13,543 229,554
Willdan Group, Inc.* 1,086 15,910
5,452,862
Real Estate Management & Development 0 .6%
American Realty Investors,
Inc.* 278 5,179
Anywhere Real Estate, Inc.* 10,841 69,057
Compass, Inc., Class A* 26,925 63,005
Cushman & Wakefield plc*(a) 14,864 146,410
DigitalBridge Group, Inc. 15,625 194,219
Doma Holdings, Inc.*(a) 12,292 5,286
Douglas Elliman, Inc. 6,899 22,008
eXp World Holdings, Inc.(a) 6,893 80,579
Forestar Group, Inc.* 1,740 33,652
FRP Holdings, Inc.* 633 36,714
Kennedy-Wilson Holdings, Inc. 11,563 194,027
Marcus & Millichap, Inc. 2,505 78,832
Newmark Group, Inc., Class A 13,644 86,503
Offerpad Solutions, Inc.* 6,108 2,854

94 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Real Estate Management & Development
RE/MAX Holdings, Inc., Class
A 1,632 31,514
Redfin Corp.* 10,013 74,597
RMR Group, Inc. (The), Class
A 1,446 34,342
St Joe Co. (The) 3,364 138,260
Star Holdings* 1,243 20,062
Stratus Properties, Inc. 455 9,737
Tejon Ranch Co.* 2,095 36,202
Transcontinental Realty
Investors, Inc.* 160 5,832
1,368,871
Residential REITs 0 .5%
Apartment Investment and
Management Co., Class A 14,194 111,139
Bluerock Homes Trust, Inc.* 324 6,402
BRT Apartments Corp. 1,127 19,531
Centerspace 1,503 84,739
Clipper Realty, Inc. 1,519 7,975
Elme Communities 8,493 146,334
Independence Realty Trust,
Inc. 21,941 365,318
NexPoint Residential Trust,
Inc. 2,259 96,979
UMH Properties, Inc. 5,133 78,022
Veris Residential, Inc.* 8,398 137,307
1,053,746
Retail REITs 1 .4%
Acadia Realty Trust 8,032 108,512
Agree Realty Corp. 8,388 570,300
Alexander's, Inc. 222 41,308
CBL & Associates Properties,
Inc. 2,580 59,676
Getty Realty Corp. 3,776 125,854
InvenTrust Properties Corp. 6,672 150,454
Kite Realty Group Trust 21,031 435,762
Macerich Co. (The) 20,735 207,143
Necessity Retail REIT, Inc.
(The) 13,920 76,699
NETSTREIT Corp. 5,336 97,222
Phillips Edison & Co., Inc. 11,382 358,988
Retail Opportunity Investments
Corp. 11,703 152,490
RPT Realty 8,009 74,484
Saul Centers, Inc. 1,230 44,317
SITE Centers Corp. 19,199 236,916
Tanger Factory Outlet Centers,
Inc. 9,671 189,648
Urban Edge Properties 11,566 169,673
Urstadt Biddle Properties, Inc.,
Class A 2,670 45,977
Whitestone REIT 4,399 39,371
3,184,794
Semiconductors & Semiconductor Equipment 2 .6%
ACM Research, Inc., Class A* 4,855 45,394
Alpha & Omega
Semiconductor Ltd.* 2,275 54,327
Ambarella, Inc.* 3,631 225,049
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Amkor Technology, Inc. 9,726 217,571
Atomera, Inc.* 2,268 17,917
Axcelis Technologies, Inc.* 3,182 376,431
AXT, Inc.* 4,177 11,153
CEVA, Inc.* 2,305 57,925
Cohu, Inc.* 4,632 156,747
Credo Technology Group
Holding Ltd.* 9,267 75,155
Diodes, Inc.* 4,278 340,957
FormFactor, Inc.* 7,494 204,661
Ichor Holdings Ltd.* 2,684 74,749
Impinj, Inc.* 2,069 182,920
indie Semiconductor, Inc.,
Class A* 9,969 75,465
Kulicke & Soffa Industries, Inc.
(a) 5,408 257,745
MACOM Technology Solutions
Holdings, Inc.*(a) 5,215 304,243
MaxLinear, Inc.* 7,110 171,564
Onto Innovation, Inc.* 4,770 386,275
PDF Solutions, Inc.* 2,953 106,456
Photronics, Inc.* 6,022 87,078
Power Integrations, Inc. 5,445 396,287
Rambus, Inc.* 10,436 462,732
Rigetti Computing, Inc.*(a) 9,780 4,597
Semtech Corp.*(a) 5,961 116,180
Silicon Laboratories, Inc.* 3,070 427,651
SiTime Corp.* 1,589 172,359
SkyWater Technology, Inc.* 1,280 11,571
SMART Global Holdings, Inc.* 4,601 70,948
Synaptics, Inc.* 3,820 338,299
Transphorm, Inc.*(a) 2,324 7,135
Ultra Clean Holdings, Inc.* 4,465 127,431
Veeco Instruments, Inc.* 5,058 93,168
5,658,140
Software 4 .8%
8x8, Inc.* 10,793 30,976
A10 Networks, Inc.(a) 6,451 91,217
ACI Worldwide, Inc.* 11,107 281,340
Adeia, Inc. 9,947 75,995
Agilysys, Inc.* 1,950 152,178
Alarm.com Holdings, Inc.* 4,666 222,522
Alkami Technology, Inc.* 3,588 43,020
Altair Engineering, Inc., Class
A*(a) 5,080 350,774
American Software, Inc., Class
A 3,331 39,772
Amplitude, Inc., Class A* 5,726 64,990
Appfolio, Inc., Class A* 1,938 270,584
Appian Corp., Class A* 3,931 147,609
Applied Digital Corp.* 6,614 21,165
Arteris, Inc.* 2,093 7,786
Asana, Inc., Class A* 7,011 113,438
AvePoint, Inc.*(a) 12,584 54,615
Blackbaud, Inc.* 4,478 310,572
Blackline, Inc.* 5,329 296,879
Blend Labs, Inc., Class A*(a) 17,337 10,265
Box, Inc., Class A* 13,622 360,438
C3.ai, Inc., Class A*(a) 5,880 104,782

Nationwide Small Cap Index Fund - April 30, 2023 (Unaudited) - Statement of Investments - 95
Common Stocks
Shares Value ($)
Software
Cerence, Inc.* 3,839 98,086
Cipher Mining, Inc.*(a) 3,519 8,129
Cleanspark, Inc.* 6,773 26,482
Clear Secure, Inc., Class A(a) 6,321 152,905
CommVault Systems, Inc.* 4,415 257,262
Consensus Cloud Solutions,
Inc.* 1,850 69,060
Couchbase, Inc.* 2,858 43,899
CS Disco, Inc.* 2,101 12,354
Cvent Holding Corp.* 4,059 34,136
Digimarc Corp.*(a) 1,247 21,249
Digital Turbine, Inc.*(a) 9,179 107,670
Domo, Inc., Class B* 3,041 48,291
E2open Parent Holdings, Inc.* 19,974 125,636
Ebix, Inc. 2,515 40,894
eGain Corp.* 2,246 16,486
Enfusion, Inc., Class A* 2,338 19,592
EngageSmart, Inc.* 3,596 61,743
Envestnet, Inc.* 5,004 317,154
Everbridge, Inc.* 3,919 102,991
EverCommerce, Inc.*(a) 2,238 27,013
ForgeRock, Inc., Class A* 4,245 85,027
Greenidge Generation
Holdings, Inc.*(a) 850 417
Instructure Holdings, Inc.* 1,705 45,234
Intapp, Inc.* 1,361 54,876
InterDigital, Inc. 2,844 192,653
IronNet, Inc.* 6,495 1,803
Kaleyra, Inc.*(a) 1,336 2,458
Latch, Inc.* 9,822 7,757
LivePerson, Inc.* 7,068 32,725
LiveRamp Holdings, Inc.* 6,164 148,491
LiveVox Holdings, Inc.* 3,238 9,261
Marathon Digital Holdings,
Inc.* 11,644 117,255
Matterport, Inc.*(a) 22,834 53,203
MeridianLink, Inc.* 2,138 31,942
MicroStrategy, Inc., Class
A*(a) 946 310,647
Mitek Systems, Inc.* 3,977 35,873
Model N, Inc.* 3,557 109,556
Momentive Global, Inc.* 12,430 116,718
N-able, Inc.* 6,696 85,374
NextNav, Inc.* 5,715 12,344
Olo, Inc., Class A* 8,978 61,499
ON24, Inc.* 4,360 37,932
OneSpan, Inc.* 4,008 59,078
PagerDuty, Inc.* 8,414 252,925
Porch Group, Inc.*(a) 7,274 6,620
PowerSchool Holdings, Inc.,
Class A* 4,345 90,724
Progress Software Corp.(a) 4,054 222,483
PROS Holdings, Inc.*(a) 4,046 114,785
Q2 Holdings, Inc.* 5,541 136,419
Qualys, Inc.* 3,779 426,800
Rapid7, Inc.*(a) 5,715 277,806
Rimini Street, Inc.* 4,202 15,715
Riot Platforms, Inc.* 15,648 187,150
Sapiens International Corp.
NV 2,958 59,545
Common Stocks
Shares Value ($)
Software
SecureWorks Corp., Class A* 927 8,408
SolarWinds Corp.* 4,913 42,350
SoundThinking, Inc.* 841 25,020
Sprout Social, Inc., Class A*(a) 4,514 222,360
SPS Commerce, Inc.* 3,514 517,612
Sumo Logic, Inc.* 11,509 138,108
Telos Corp.* 5,243 8,913
Tenable Holdings, Inc.* 10,808 399,788
Terawulf, Inc.* 5,750 10,235
Upland Software, Inc.* 3,305 12,129
Varonis Systems, Inc.* 10,320 239,011
Verint Systems, Inc.* 6,428 234,558
Veritone, Inc.*(a) 2,716 12,928
Viant Technology, Inc., Class
A* 1,092 4,827
Weave Communications, Inc.* 2,679 11,868
WM Technology, Inc.* 6,364 4,613
Workiva, Inc.* 4,610 430,666
Xperi, Inc.* 3,978 37,751
Yext, Inc.* 11,026 96,808
Zeta Global Holdings Corp.,
Class A* 10,847 105,324
Zuora, Inc., Class A* 12,461 97,071
10,705,392
Specialized REITs 0 .5%
Farmland Partners, Inc. 4,575 47,763
Four Corners Property Trust,
Inc. 7,826 199,641
Gladstone Land Corp. 3,282 52,873
Outfront Media, Inc. 14,340 238,905
PotlatchDeltic Corp. 7,631 352,781
Safehold, Inc. 3,999 110,852
Uniti Group, Inc. 23,824 81,478
1,084,293
Specialty Retail 2 .6%
1-800-Flowers.com, Inc.,
Class A* 2,631 24,232
Aaron's Co., Inc. (The) 2,877 38,408
Abercrombie & Fitch Co.,
Class A* 4,735 111,462
Academy Sports & Outdoors,
Inc. 7,371 468,206
aka Brands Holding Corp.* 912 335
American Eagle Outfitters, Inc. 15,047 201,479
America's Car-Mart, Inc.* 575 46,224
Arko Corp. 7,859 65,701
Asbury Automotive Group,
Inc.* 2,156 417,100
BARK, Inc.* 10,233 11,256
Big 5 Sporting Goods Corp. 1,973 15,547
Boot Barn Holdings, Inc.* 2,836 205,525
Buckle, Inc. (The) 2,990 100,255
Build-A-Bear Workshop, Inc.
(a) 1,190 27,608
Caleres, Inc. 3,322 75,742
Camping World Holdings, Inc.,
Class A(a) 3,910 87,545
CarParts.com, Inc.* 4,490 21,283
Cato Corp. (The), Class A 1,875 15,469

96 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Specialty Retail
Chico's FAS, Inc.* 11,400 57,456
Children's Place, Inc. (The)* 1,233 36,546
Citi Trends, Inc.* 845 14,585
Conn's, Inc.* 1,358 6,491
Container Store Group, Inc.
(The)* 3,257 10,064
Designer Brands, Inc., Class
A(a) 4,669 38,239
Destination XL Group, Inc.* 6,165 27,064
Duluth Holdings, Inc., Class B* 1,128 7,061
EVgo, Inc.*(a) 7,122 42,661
Express, Inc.*(a) 5,715 4,615
Foot Locker, Inc.(a) 7,778 326,598
Franchise Group, Inc. 2,621 76,664
Genesco, Inc.* 1,328 46,028
Group 1 Automotive, Inc. 1,385 310,905
GrowGeneration Corp.* 5,296 18,112
Guess?, Inc. 2,927 55,174
Haverty Furniture Cos., Inc. 1,344 40,508
Hibbett, Inc. 1,219 66,228
JOANN, Inc. 1,100 1,903
Lands' End, Inc.* 1,408 10,095
LL Flooring Holdings, Inc.* 2,943 9,682
Lulu's Fashion Lounge
Holdings, Inc.* 1,004 2,259
MarineMax, Inc.* 2,207 64,268
Monro, Inc. 3,038 148,497
Murphy USA, Inc.(a) 1,981 545,231
National Vision Holdings, Inc.* 7,591 159,715
ODP Corp. (The)* 3,911 168,994
OneWater Marine, Inc., Class
A* 1,039 27,430
Overstock.com, Inc.* 4,047 82,397
PetMed Express, Inc.(a) 1,978 30,402
RealReal, Inc. (The)* 7,451 8,345
Rent the Runway, Inc., Class
A* 5,433 14,180
Revolve Group, Inc.*(a) 4,126 85,202
RumbleON, Inc., Class B* 844 5,739
Sally Beauty Holdings, Inc.*(a) 10,443 148,604
Shoe Carnival, Inc. 1,575 36,619
Signet Jewelers Ltd. 4,334 318,896
Sleep Number Corp.* 2,022 45,596
Sonic Automotive, Inc., Class
A 1,762 78,444
Sportsman's Warehouse
Holdings, Inc.* 2,986 18,573
Stitch Fix, Inc., Class A* 7,702 26,264
ThredUp, Inc., Class A*(a) 5,220 13,781
Tile Shop Holdings, Inc.* 3,582 16,800
Tilly's, Inc., Class A* 2,277 17,100
Torrid Holdings, Inc.* 1,732 5,923
TravelCenters of America,
Inc.* 1,268 109,213
Upbound Group, Inc. 4,901 130,661
Urban Outfitters, Inc.* 6,256 169,287
Warby Parker, Inc., Class A* 8,208 86,430
Winmark Corp. 273 91,160
Common Stocks
Shares Value ($)
Specialty Retail
Zumiez, Inc.* 1,500 26,228
5,822,294
Technology Hardware, Storage & Peripherals 0 .4%
Avid Technology, Inc.* 3,409 100,600
CompoSecure, Inc.*(a) 312 2,340
Corsair Gaming, Inc.* 3,937 68,583
Diebold Nixdorf, Inc.*(a) 6,882 5,553
Eastman Kodak Co.* 5,475 18,013
IonQ, Inc.*(a) 11,371 62,654
Super Micro Computer, Inc.*(a) 4,601 485,083
Turtle Beach Corp.* 1,441 15,664
Xerox Holdings Corp. 11,502 180,236
938,726
Textiles, Apparel & Luxury Goods 0 .8%
Allbirds, Inc., Class A* 8,239 10,299
Crocs, Inc.* 5,881 727,303
Ermenegildo Zegna NV 5,410 69,951
Fossil Group, Inc.* 4,469 15,016
G-III Apparel Group Ltd.* 4,123 64,731
Kontoor Brands, Inc.(a) 5,368 242,472
Movado Group, Inc. 1,414 36,227
Oxford Industries, Inc. 1,478 152,515
PLBY Group, Inc.* 4,392 7,335
Rocky Brands, Inc. 800 23,376
Steven Madden Ltd. 7,496 262,660
Superior Group of Cos., Inc. 1,108 8,642
Unifi, Inc.* 1,392 12,222
Wolverine World Wide, Inc. 7,397 123,826
1,756,575
Tobacco 0 .2%
22nd Century Group, Inc.*(a) 14,307 10,164
Turning Point Brands, Inc. 1,380 32,830
Universal Corp. 2,373 130,254
Vector Group Ltd. 13,998 178,334
351,582
Trading Companies & Distributors 1 .7%
Alta Equipment Group, Inc. 1,843 26,060
Applied Industrial
Technologies, Inc. 3,696 501,399
Beacon Roofing Supply, Inc.* 4,965 298,794
BlueLinx Holdings, Inc.* 850 59,551
Boise Cascade Co. 3,898 266,272
Custom Truck One Source,
Inc.* 5,616 35,268
Distribution Solutions Group,
Inc.* 479 22,360
DXP Enterprises, Inc.* 1,451 36,565
GATX Corp. 3,438 391,623
Global Industrial Co. 1,274 33,952
GMS, Inc.* 4,116 238,975
H&E Equipment Services, Inc. 3,118 113,807
Herc Holdings, Inc. 2,436 243,649
Hudson Technologies, Inc.* 4,472 34,568
Karat Packaging, Inc. 412 5,587
McGrath RentCorp 2,291 203,624
MRC Global, Inc.* 7,907 77,014
NOW, Inc.* 11,004 117,413
Rush Enterprises, Inc., Class A 4,001 212,493

Nationwide Small Cap Index Fund - April 30, 2023 (Unaudited) - Statement of Investments - 97
Common Stocks
Shares Value ($)
Trading Companies & Distributors
Rush Enterprises, Inc., Class
B 610 35,734
Textainer Group Holdings Ltd. 4,117 144,507
Titan Machinery, Inc.* 1,946 61,007
Transcat, Inc.* 692 52,793
Triton International Ltd. 5,621 464,688
Veritiv Corp. 1,265 145,310
Xometry, Inc., Class A*(a) 3,329 46,240
3,869,253
Water Utilities 0 .5%
American States Water Co. 3,545 314,619
Artesian Resources Corp.,
Class A(a) 798 43,714
California Water Service
Group 5,224 292,962
Global Water Resources, Inc. 1,383 15,172
Middlesex Water Co. 1,626 118,665
Pure Cycle Corp.* 2,332 23,017
SJW Group 2,633 199,897
York Water Co. (The) 1,392 58,520
1,066,566
Wireless Telecommunication Services 0 .1%
Gogo, Inc.* 4,934 66,165
KORE Group Holdings, Inc.* 3,207 3,912
Shenandoah
Telecommunications Co. 4,580 95,310
Telephone & Data Systems,
Inc. 9,603 96,030
United States Cellular Corp.* 1,449 30,777
292,194
Total Common Stocks
(cost $205,783,364) 219,985,661
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
CONTRA ADURO BIOTECH I,
CVR*^∞ 1,489 0
Oncternal Therapeutics, Inc.,
CVR*^∞ 95 98
98
Total Rights
(cost $3,781) 98
Repurchase Agreement 2 .2%
Principal
Amount ($) Value ($)
CF Secured, LLC,
4.77%, dated 4/28/2023,
due 5/1/2023, repurchase
price $4,779,346,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
5/15/2023 - 2/15/2053;
total market value
$4,874,933.(b)(c) 4,777,446 4,777,446
Total Repurchase Agreement
(cost $4,777,446) 4,777,446
Total Investments
(cost $210,564,591) — 101.5% 224,763,205
Liabilities in excess of other assets — (1.5)% (3,244,915)
NET ASSETS — 100.0%
$ 221,518,290
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of April
30, 2023. The total value of securities on loan as of April 30,
2023 was $20,605,109, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $4,777,446 and by $16,338,890 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from
5/25/2023 – 11/15/2052, a total value of $21,116,336.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2023 was $4,777,446.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

98 - Statement of Investments - April 30, 2023 (Unaudited) - Nationwide Small Cap Index Fund
Futures contracts outstanding as of April 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 Micro E-Mini Index 220 6/2023 USD 1,952,280 (20,446)
Net contracts (20,446)
As of April 30, 2023, the Fund had $142,600 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

100 - Statements of Assets and Liabilities - April 30, 2023 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Index Fund
Assets:
Investment securities, at value
*
$ 264,830,045
Repurchase agreements, at value 1,616,231
Cash 10,022,758
Deposits with broker for futures contracts —
Foreign currencies, at value —
Interest and dividends receivable 1,764,819
Security lending income receivable 1,490
Receivable for investments sold 2,829,233
Receivable for capital shares issued 200,034
Reclaims receivable —
Receivable for variation margin on futures contracts —
Receivable for reimbursement from investment adviser (Note 3) 18,821
Prepaid expenses 45,259
Total Assets 281,328,690
Liabilities:
Payable for investments purchased 12,476,061
Distributions payable 78,616
Payable for capital shares redeemed 22,184
Cash overdraft (Note 2) —
Payable upon return of securities loaned (Note 2) 1,616,231
Accrued expenses and other payables:
Investment advisory fees 40,953
Fund administration fees 15,424
Distribution fees 50,472
Administrative servicing fees 61,381
Accounting and transfer agent fees 8,883
Trustee fees 365
Custodian fees 22,115
Compliance program costs (Note 3) 38
Professional fees 14,874
Printing fees 26,391
Other 12,351
Total Liabilities 14,446,339
Net Assets $ 266,882,351
* Includes value of securities on loan (Note 2) 3,922,581
Cost of investment securities 287,719,175
Cost of repurchase agreements 1,616,231
Cost of foreign currencies —
Represented by:
Capital $ 293,341,719
Total distributable earnings (loss) (26,459,368)
Net Assets $ 266,882,351

Index Funds - April 30, 2023 (Unaudited) - Statements of Assets and Liabilities - 101
Nationwide
International Index
Fund
Nationwide Mid Cap
Market Index Fund
Nationwide NYSE
Arca Tech 100 Index
Fund
Nationwide S&P 500
Index Fund
Nationwide Small
Cap Index Fund
$ 1,084,740,672 $ 653,795,179 $ 535,651,333 $ 1,234,777,315 $ 219,985,759
12,983,828 4,417,219 2,683,135 682,623 4,777,446
— 2,974,257 5,573,470 4,312,337 1,803,862
604,956 160,791 547,191 295,492 126,181
3,620,867 — — — —
4,578,889 255,526 151,532 906,696 71,468
18,048 20,169 1,635 4,180 16,799
1,543,348 — — — 10,053
382,890 393,256 616,810 1,679,833 116,099
6,040,608 — 251 — —
49,975 24,603 40,007 42,317 15,150
106,279 — — — 7,694
50,606 47,703 38,040 65,293 48,997
1,114,720,966 662,088,703 545,303,404 1,242,766,086 226,979,508
1,444,859 — — — —
— — — — —
404,321 81,867 254,256 3,067,200 427,500
535,149 — — — —
12,983,828 4,417,219 2,683,135 682,623 4,777,446
219,164 99,861 105,584 125,146 31,304
35,529 24,857 22,829 37,917 14,132
81,508 58,491 99,229 148,343 39,691
83,899 81,653 67,179 364,874 67,985
6,490 4,811 15,434 7,840 3,698
1,372 764 833 1,267 170
30,432 13,470 8,197 18,657 4,674
164 111 108 191 43
4,426 14,003 13,291 15,668 12,043
47,584 36,826 106,359 40,524 20,036
70,324 73,654 1,802 66,753 62,496
15,949,049 4,907,587 3,378,236 4,577,003 5,461,218
$ 1,098,771,917 $ 657,181,116 $ 541,925,168 $ 1,238,189,083 $ 221,518,290
35,339,692 66,636,687 9,824,964 35,538,998 20,605,109
711,091,089 480,942,205 160,461,101 718,559,904 205,787,145
12,983,828 4,417,219 2,683,135 682,623 4,777,446
3,626,798 — — — —
$ 870,008,169 $ 478,099,306 $ 141,422,007 $ 729,117,913 $ 211,129,830
228,763,748 179,081,810 400,503,161 509,071,170 10,388,460
$ 1,098,771,917 $ 657,181,116 $ 541,925,168 $ 1,238,189,083 $ 221,518,290

102 - Statements of Assets and Liabilities - April 30, 2023 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Index Fund
Net Assets:
Class A Shares $ 241,846,558
Class C Shares 324,314
Class R Shares —
Class R6 Shares 18,785,029
Institutional Service Class Shares 5,926,450
Service Class Shares —
Total $ 266,882,351
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 24,817,383
Class C Shares 33,282
Class R Shares —
Class R6 Shares 1,931,388
Institutional Service Class Shares 609,442
Service Class Shares —
Total 27,391,495
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 9 .75 (a)
Class C Shares $ 9 .74 (c)
Class R Shares $ —
Class R6 Shares $ 9 .73
Institutional Service Class Shares $ 9 .72
Service Class Shares $ —
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 9 .97
Maximum Sales Charge:
Class A Shares 2 .25%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(c) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

Index Funds - April 30, 2023 (Unaudited) - Statements of Assets and Liabilities - 103
Nationwide
International Index
Fund
Nationwide Mid Cap
Market Index Fund
Nationwide NYSE
Arca Tech 100 Index
Fund
Nationwide S&P 500
Index Fund
Nationwide Small
Cap Index Fund
$ 343,341,640 $ 218,916,118 $ 295,127,807 $ 120,406,283 $ 135,273,000
1,712,763 7,203,160 45,233,768 43,133,580 3,058,727
28,231,488 17,786,627 — 145,797,411 21,836,147
697,210,551 398,072,266 23,142,451 245,397,768 54,796,982
28,275,475 15,202,945 178,421,142 449,043,553 6,553,434
— — — 234,410,488 —
$ 1,098,771,917 $ 657,181,116 $ 541,925,168 $ 1,238,189,083 $ 221,518,290
40,809,841 14,693,777 3,072,701 6,091,604 13,915,391
220,837 560,278 566,805 2,255,536 350,976
3,366,866 1,223,883 — 7,424,118 2,305,386
82,187,107 25,987,260 237,977 12,273,645 5,437,569
3,339,439 992,702 1,832,868 22,534,698 651,249
— — — 11,844,660 —
129,924,090 43,457,900 5,710,351 62,424,261 22,660,571
$ 8 .41 (b) $ 14 .90 (b) $ 96 .05 (b) $ 19 .77 (b) $ 9 .72 (b)
$ 7 .76 (c) $ 12 .86 (c) $ 79 .80 (c) $ 19 .12 (c) $ 8 .71 (c)
$ 8 .39 $ 14 .53 $ — $ 19 .64 $ 9 .47
$ 8 .48 $ 15 .32 $ 97 .25 $ 19 .99 $ 10 .08
$ 8 .47 $ 15 .31 $ 97 .35 $ 19 .93 $ 10 .06
$ — $ — $ — $ 19 .79 $ —
$ 8 .92 $ 15 .81 $ 101 .91 $ 20 .98 $ 10 .31
5 .75% 5 .75% 5 .75% 5 .75% 5 .75%

104 - Statements of Operations - For the Six Months Ended April 30, 2023 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Index Fund
INVESTMENT INCOME:
Interest income $ 3,778,977
Income from securities lending (Note 2) 7,405
Dividend income —
European Union tax reclaims (Note 2) —
Foreign tax withholding —
Total Income 3,786,382
EXPENSES:
Investment advisory fees 234,018
Fund administration fees 56,915
Distribution fees Class A 284,540
Distribution fees Class C 1,800
Distribution fees Class R —
Distribution fees Service Class —
Administrative servicing fees Class A 193,486
Administrative servicing fees Class C 90
Administrative servicing fees Class R —
Administrative servicing fees Institutional Service Class 8,893
Administrative servicing fees Service Class —
Registration and filing fees 27,164
Professional fees 25,637
Printing fees 4,056
Trustee fees 4,634
Custodian fees 8,514
Accounting and transfer agent fees 26,761
Compliance program costs (Note 3) 582
Index licensing fee —
Other 2,166
Total expenses before fees waived and expenses reimbursed 879,256
Investment advisory fees waived (Note 3) —
Expenses reimbursed by adviser (Note 3) (112,012)
Net Expenses 767,244
NET INVESTMENT INCOME 3,019,138
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (1,471,492)
Expiration or closing of futures contracts (Note 2) —
Foreign currency transactions (Note 2) —
TBA Sale Commitments (Note 2) (82)
Net realized gains (losses) (1,471,574)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 14,725,767
Futures contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Net change in unrealized appreciation/depreciation 14,725,767
Net realized/unrealized gains (losses) 13,254,193
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 16,273,331

Index Funds - For the Six Months Ended April 30, 2023 (Unaudited) - Statements of Operations - 105
Nationwide
International Index
Fund
Nationwide Mid Cap
Market Index Fund
Nationwide NYSE
Arca Tech 100 Index
Fund
Nationwide S&P 500
Index Fund
Nationwide Small
Cap Index Fund
$ 32,506 $ 118,462 $ 45,944 $ 197,005 $ 39,549
72,534 137,753 12,026 22,886 173,885
16,835,089 5,805,008 3,330,896 10,043,062 1,954,971
622,792 — — — —
(1,127,568) — (52,708) (2,496) (2,285)
16,435,353 6,061,223 3,336,158 10,260,457 2,166,120
1,225,801 653,528 632,994 715,402 213,018
152,223 110,603 93,671 170,754 53,295
369,564 284,701 362,061 143,688 171,066
8,362 37,784 237,134 213,953 16,251
63,815 45,119 — 339,525 55,968
— — — 169,828 —
221,739 193,596 130,345 80,465 116,324
2,090 4,413 21,342 8,558 1,625
31,908 21,637 — 169,762 27,605
21,326 17,609 93,858 497,411 8,356
— — — 283,043 —
31,668 30,748 30,944 38,562 32,167
117,959 21,479 19,698 27,566 17,281
9,314 4,514 17,711 8,439 6,985
17,915 12,386 9,960 20,798 4,174
28,334 14,107 12,723 21,932 4,677
21,687 13,654 41,891 22,005 9,275
2,235 1,512 1,217 2,564 505
47,937 33,663 — 29,948 11,490
33,718 21,406 7,955 12,105 10,948
2,407,595 1,522,459 1,713,504 2,976,308 761,010
— (33,517) — — (22,421)
(234,761) — — — (49,947)
2,172,834 1,488,942 1,713,504 2,976,308 688,642
14,262,519 4,572,281 1,622,654 7,284,149 1,477,478
6,035,223 12,168,394 30,681,525 (1,985,415) (1,616,324)
1,324,931 960,036 313,483 852,743 (17,018)
701,989 — — — —
— — — — —
8,062,143 13,128,430 30,995,008 (1,132,672) (1,633,342)
191,710,471 4,179,829 20,955,799 87,740,485 (8,605,044)
(244,814) (499,384) 79,849 (230,741) (134,653)
635,833 — — — —
192,101,490 3,680,445 21,035,648 87,509,744 (8,739,697)
200,163,633 16,808,875 52,030,656 86,377,072 (10,373,039)
$ 214,426,152 $ 21,381,156 $ 53,653,310 $ 93,661,221 $ (8,895,561)

The accompanying notes are an integral part of these financial statements.
106 - Statements of Changes in Net Assets - April 30, 2023 (Unaudited) - Index Funds
Nationwide Bond Index Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
OPERATIONS:
Net investment income $ 3,019,138 $ 5,785,976
Net realized gains (losses) (1,471,574) (959,621)
Net change in unrealized appreciation/depreciation 14,725,767 (57,877,114)
Change in net assets resulting from operations 16,273,331 (53,050,759)
Distributions to Shareholders From:
Distributable earnings:
Class A (2,752,446) (8,819,047)
Class C (3,189) (18,479)
Class R — —
Class R6 (254,165) (4,328,843)
Institutional Service Class (91,428) (337,516)
Change in net assets from shareholder distributions (3,101,228) (13,503,885)
Change in net assets from capital transactions 17,815,484 (251,195,343)
Change in net assets 30,987,587 (317,749,987)
Net Assets:
Beginning of period 235,894,764 553,644,751
End of period $ 266,882,351 $ 235,894,764
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 43,324,414 $ 38,969,365
Proceeds from shares issued from class conversion (Note 1) 1,255 12,668
Dividends reinvested 2,337,561 7,616,859
Cost of shares redeemed (26,280,671) (56,628,343)
Total Class A Shares 19,382,559 (10,029,451)
Class C Shares
Proceeds from shares issued 28,310 4,595
Dividends reinvested 3,065 18,423
Cost of shares redeemed in class conversion (Note 1) (1,255) (12,668)
Cost of shares redeemed (126,028) (302,655)
Total Class C Shares (95,908) (292,305)
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 2,975,947 8,661,327
Dividends reinvested 253,514 4,206,930
Cost of shares redeemed (2,171,480) (254,277,928)
Total Class R6 Shares 1,057,981 (241,409,671)
Institutional Service Class Shares
Proceeds from shares issued 1,404,717 2,209,646
Dividends reinvested 91,428 337,422
Cost of shares redeemed (4,025,293) (2,010,984)
Total Institutional Service Class Shares (2,529,148) 536,084
Change in net assets from capital transactions $ 17,815,484 $ (251,195,343)

Index Funds - April 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 107
Nationwide International Index Fund Nationwide Mid Cap Market Index Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
$ 14,262,519 $ 29,045,965 $ 4,572,281 $ 8,044,365
8,062,143 (46,483,239) 13,128,430 49,995,757
192,101,490 (276,428,158) 3,680,445 (154,612,732)
214,426,152 (293,865,432) 21,381,156 (96,572,610)
(780,601) (14,015,301) (18,863,189) (32,179,144)
— (116,026) (706,107) (1,279,529)
(27,325) (1,188,102) (1,500,726) (2,355,552)
(2,905,969) (41,774,452) (33,043,405) (58,564,555)
(46,788) (798,256) (1,233,648) (2,179,361)
(3,760,683) (57,892,137) (55,347,075) (96,558,141)
2,135,349 (77,256,657) 22,667,407 9,685,626
212,800,818 (429,014,226) (11,298,512) (183,445,125)
885,971,099 1,314,985,325 668,479,628 851,924,753
$ 1,098,771,917 $ 885,971,099 $ 657,181,116 $ 668,479,628
$ 102,435,538 $ 65,104,697 $ 11,631,067 $ 29,792,668
51,606 22,700 32,858 4,628
753,657 13,564,622 17,701,151 30,367,739
(62,616,384) (64,403,182) (28,531,902) (49,402,766)
40,624,417 14,288,837 833,174 10,762,269
136,919 513,030 369,307 532,502
— 115,085 706,107 1,279,247
(51,606) (22,700) (32,858) (4,628)
(228,916) (1,387,819) (1,027,461) (2,337,219)
(143,603) (782,404) 15,095 (530,098)
3,569,488 8,442,148 1,924,406 6,105,510
27,325 1,187,605 1,486,256 2,326,904
(2,403,466) (8,726,912) (2,829,625) (5,561,350)
1,193,347 902,841 581,037 2,871,064
66,569,700 90,471,231 14,376,998 25,335,060
2,905,292 41,767,556 32,524,830 57,657,636
(120,639,049) (223,777,026) (26,280,191) (86,805,928)
(51,164,057) (91,538,239) 20,621,637 (3,813,232)
18,507,731 4,689,503 1,015,959 1,690,046
45,672 779,581 1,233,648 2,176,329
(6,928,158) (5,596,776) (1,633,143) (3,470,752)
11,625,245 (127,692) 616,464 395,623
$ 2,135,349 $ (77,256,657) $ 22,667,407 $ 9,685,626

The accompanying notes are an integral part of these financial statements.
108 - Statements of Changes in Net Assets - April 30, 2023 (Unaudited) - Index Funds
Nationwide Bond Index Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
SHARE TRANSACTIONS:
Class A Shares
Issued 4,553,577 3,657,170
Issued in class conversion (Note 1) 132 1,110
Reinvested 242,507 712,716
Redeemed (2,725,533) (5,484,898)
Total Class A Shares 2,070,683 (1,113,902)
Class C Shares
Issued 2,907 434
Reinvested 318 1,704
Redeemed in class conversion (Note 1) (132) (1,110)
Redeemed (12,902) (29,513)
Total Class C Shares (9,809) (28,485)
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 312,782 820,446
Reinvested 26,355 378,853
Redeemed (226,112) (23,102,580)
Total Class R6 Shares 113,025 (21,903,281)
Institutional Service Class Shares
Issued 147,520 209,612
Reinvested 9,514 31,708
Redeemed (417,211) (196,682)
Total Institutional Service Class Shares (260,177) 44,638
Total change in shares 1,913,722 (23,001,030)

Index Funds - April 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 109
Nationwide International Index Fund Nationwide Mid Cap Market Index Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
12,787,061 7,825,346 758,963 1,757,717
6,398 2,556 2,077 255
99,296 1,598,048 1,213,420 1,711,395
(7,660,116) (8,034,449) (1,852,660) (2,918,987)
5,232,639 1,391,501 121,800 550,380
18,836 68,776 27,389 35,212
— 14,540 55,996 82,000
(6,928) (2,758) (2,407) (288)
(30,992) (199,740) (76,945) (152,198)
(19,084) (119,182) 4,033 (35,274)
452,247 1,065,605 128,276 382,395
3,605 140,255 104,373 133,955
(308,311) (1,144,518) (188,347) (339,948)
147,541 61,342 44,302 176,402
8,209,316 11,343,318 935,779 1,455,721
379,777 4,915,450 2,170,455 3,175,955
(15,255,556) (28,718,268) (1,625,654) (4,973,835)
(6,666,463) (12,459,500) 1,480,580 (342,159)
2,305,623 564,465 64,527 96,917
5,978 91,223 82,317 119,751
(855,550) (694,766) (101,804) (201,712)
1,456,051 (39,078) 45,040 14,956
150,684 (11,164,917) 1,695,755 364,305

The accompanying notes are an integral part of these financial statements.
110 - Statements of Changes in Net Assets - April 30, 2023 (Unaudited) - Index Funds
Nationwide NYSE Arca Tech 100 Index Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
OPERATIONS:
Net investment income $ 1,622,654 $ 3,804,613
Net realized gains (losses) 30,995,008 79,504,425
Net change in unrealized appreciation/depreciation 21,035,648 (231,455,584)
Change in net assets resulting from operations 53,653,310 (148,146,546)
Distributions to Shareholders From:
Distributable earnings:
Class A (42,329,058) (33,840,062)
Class C (8,430,005) (6,797,777)
Class R — —
Class R6 (3,503,393) (2,278,499)
Institutional Service Class (26,416,367) (24,690,026)
Service Class — —
Change in net assets from shareholder distributions (80,678,823) (67,606,364)
Change in net assets from capital transactions 36,858,246 (39,605,243)
Change in net assets 9,832,733 (255,358,153)
Net Assets:
Beginning of period 532,092,435 787,450,588
End of period $ 541,925,168 $ 532,092,435

Index Funds - April 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 111
Nationwide S&P 500 Index Fund Nationwide Small Cap Index Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
$ 7,284,149 $ 12,166,756 $ 1,477,478 $ 2,081,712
(1,132,672) 3,477,437 (1,633,342) 1,382,235
87,509,744 (213,655,565) (8,739,697) (58,619,867)
93,661,221 (198,011,372) (8,895,561) (55,155,920)
(1,209,281) (7,225,300) (1,581,195) (11,503,834)
(329,742) (2,533,251) (36,212) (311,473)
(1,188,187) (6,313,665) (246,774) (1,699,188)
(2,766,524) (13,509,363) (729,068) (4,722,814)
(4,343,985) (22,771,311) (91,297) (792,146)
(2,342,893) (13,739,132) — —
(12,180,612) (66,092,022) (2,684,546) (19,029,455)
46,438,386 52,575,846 7,391,249 12,594,053
127,918,995 (211,527,548) (4,188,858) (61,591,322)
1,110,270,088 1,321,797,636 225,707,148 287,298,470
$ 1,238,189,083 $ 1,110,270,088 $ 221,518,290 $ 225,707,148

The accompanying notes are an integral part of these financial statements.
112 - Statements of Changes in Net Assets - April 30, 2023 (Unaudited) - Index Funds
Nationwide NYSE Arca Tech 100 Index Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 12,000,441 $ 19,750,665
Proceeds from shares issued from class conversion (Note 1) 114,856 390,537
Dividends reinvested 40,966,905 32,759,058
Cost of shares redeemed (25,511,104) (62,951,079)
Total Class A Shares 27,571,098 (10,050,819)
Class C Shares
Proceeds from shares issued 1,572,068 3,826,134
Dividends reinvested 8,357,210 6,702,092
Cost of shares redeemed in class conversion (Note 1) (114,856) (390,537)
Cost of shares redeemed (10,426,917) (13,927,463)
Total Class C Shares (612,495) (3,789,774)
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 1,624,181 9,906,599
Dividends reinvested 3,503,393 2,278,499
Cost of shares redeemed (4,603,871) (6,266,028)
Total Class R6 Shares 523,703 5,919,070
Institutional Service Class Shares
Proceeds from shares issued 15,588,690 32,016,890
Dividends reinvested 25,494,820 23,843,619
Cost of shares redeemed (31,707,570) (87,544,229)
Total Institutional Service Class Shares 9,375,940 (31,683,720)
Service Class Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Service Class Shares — —
Change in net assets from capital transactions $ 36,858,246 $ (39,605,243)

Index Funds - April 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 113
Nationwide S&P 500 Index Fund Nationwide Small Cap Index Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
$ 8,537,167 $ 33,833,419 $ 16,505,936 $ 25,761,532
131,238 110,952 32,446 10,857
1,101,768 6,566,360 1,513,800 11,000,131
(11,638,380) (42,615,540) (12,437,651) (27,809,521)
(1,868,207) (2,104,809) 5,614,531 8,962,999
2,236,251 4,398,107 108,041 425,122
328,026 2,505,252 36,195 311,458
(131,238) (110,952) (32,446) (10,857)
(5,218,477) (10,253,301) (278,045) (684,902)
(2,785,438) (3,460,894) (166,255) 40,821
19,132,056 41,422,549 2,872,961 7,410,829
1,188,187 6,313,575 246,774 1,699,153
(14,171,661) (18,394,810) (3,109,556) (5,247,874)
6,148,582 29,341,314 10,179 3,862,108
24,160,033 39,445,178 6,151,006 8,720,370
2,674,052 13,010,695 726,239 4,711,064
(16,528,127) (43,884,424) (3,878,968) (12,537,529)
10,305,958 8,571,449 2,998,277 893,905
73,868,899 64,377,838 2,659,957 3,029,334
4,335,969 22,726,839 91,297 792,146
(36,317,602) (66,598,384) (3,816,737) (4,987,260)
41,887,266 20,506,293 (1,065,483) (1,165,780)
11,271,498 27,659,772 — —
2,342,479 13,738,994 — —
(20,863,752) (41,676,273) — —
(7,249,775) (277,507) — —
$ 46,438,386 $ 52,575,846 $ 7,391,249 $ 12,594,053

The accompanying notes are an integral part of these financial statements.
114 - Statements of Changes in Net Assets - April 30, 2023 (Unaudited) - Index Funds
Nationwide NYSE Arca Tech 100 Index Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
SHARE TRANSACTIONS:
Class A Shares
Issued 124,037 166,775
Issued in class conversion (Note 1) 1,177 2,955
Reinvested 454,260 253,478
Redeemed (266,232) (544,010)
Total Class A Shares 313,242 (120,802)
Class C Shares
Issued 19,603 38,168
Reinvested 111,429 60,056
Redeemed in class conversion (Note 1) (1,410) (3,415)
Redeemed (132,656) (140,007)
Total Class C Shares (3,034) (45,198)
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 16,679 81,210
Reinvested 38,357 17,582
Redeemed (46,530) (54,134)
Total Class R6 Shares 8,506 44,658
Institutional Service Class Shares
Issued 158,280 274,626
Reinvested 278,904 182,808
Redeemed (329,695) (765,044)
Total Institutional Service Class Shares 107,489 (307,610)
Service Class Shares
Issued — —
Reinvested — —
Redeemed — —
Total Service Class Shares — —
Total change in shares 426,203 (428,952)

Index Funds - April 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 115
Nationwide S&P 500 Index Fund Nationwide Small Cap Index Fund
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
450,100 1,586,112 1,589,003 2,244,195
6,812 5,199 3,082 866
60,090 300,863 155,671 911,960
(618,841) (2,045,159) (1,240,713) (2,573,504)
(101,839) (152,985) 507,043 583,517
124,164 221,434 11,909 39,273
18,460 117,503 4,141 28,487
(7,040) (5,366) (3,436) (955)
(283,752) (510,708) (30,675) (68,840)
(148,168) (177,137) (18,061) (2,035)
1,015,497 2,038,972 294,151 692,046
65,170 290,041 26,031 143,846
(753,895) (911,127) (319,546) (494,920)
326,772 1,417,886 636 340,972
1,257,101 1,953,137 586,394 770,231
144,313 593,009 72,168 379,380
(861,946) (2,114,456) (367,044) (1,107,117)
539,468 431,690 291,518 42,494
3,816,351 3,139,237 243,555 266,965
234,602 1,035,908 9,075 63,704
(1,870,150) (3,311,809) (365,879) (445,986)
2,180,803 863,336 (113,249) (115,317)
597,465 1,388,209 — —
127,608 629,075 — —
(1,098,134) (2,061,820) — —
(373,061) (44,536) — —
2,423,975 2,338,254 667,887 849,631

116 - Financial Highlights - April 30, 2023 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2023 (Unaudited) $ 9.26 $ 0.11 $ 0.50 $ 0.61 $ (0.12) $ — $ (0.12) $ 9.75 6.56% $ 241,847 0.64% 2.35% 0.73% 38.59%
10/31/2022 11.43 0.18 (1.99) (1.81) (0.19) (0.17) (0.36) 9.26 (16.18)% 210,652 0.65% 1.70% 0.71% 66.27%
10/31/2021 11.74 0.15 (0.28) (0.13) (0.18) — (0.18) 11.43 (1.10)% 272,757 0.67% 1.29% 0.69% 151.19%
10/31/2020 11.37 0.20 0.39 0.59 (0.22) — (0.22) 11.74 5.23% 252,916 0.65% 1.68% 0.67% 144.76%
10/31/2019 10.51 0.25 0.87 1.12 (0.26) — (0.26) 11.37 10.75% 226,260 0.66% 2.24% 0.67% 98.29%
10/31/2018 11.04 0.22 (0.51) (0.29) (0.24) — (0.24) 10.51 (2.68)% 188,895 0.67% 2.08% 0.67% 163.27%
Class C Shares
4/30/2023 (Unaudited) 9.26 0.08 0.49 0.57 (0.09) — (0.09) 9.74 6.12% 324 1.27% 1.71% 1.36% 38.59%
10/31/2022 11.43 0.11 (1.98) (1.87) (0.13) (0.17) (0.30) 9.26 (16.71)% 399 1.28% 1.05% 1.34% 66.27%
10/31/2021 11.74 0.07 (0.27) (0.20) (0.11) — (0.11) 11.43 (1.74)% 818 1.33% 0.63% 1.35% 151.19%
10/31/2020 11.37 0.12 0.39 0.51 (0.14) — (0.14) 11.74 4.52% 1,183 1.33% 0.99% 1.35% 144.76%
10/31/2019 10.50 0.17 0.88 1.05 (0.18) — (0.18) 11.37 10.11% 1,038 1.34% 1.55% 1.36% 98.29%
10/31/2018 11.04 0.15 (0.53) (0.38) (0.16) — (0.16) 10.50 (3.43)% 1,149 1.35% 1.38% 1.35% 163.27%
Class R6 Shares
4/30/2023 (Unaudited) 9.24 0.13 0.50 0.63 (0.14) — (0.14) 9.73 6.79% 18,785 0.22% 2.78% 0.31% 38.59%
10/31/2022 11.41 0.21 (1.97) (1.76) (0.24) (0.17) (0.41) 9.24 (15.84)% 16,807 0.24% 1.92% 0.28% 66.27%
10/31/2021 11.72 0.20 (0.28) (0.08) (0.23) — (0.23) 11.41 (0.68)% 270,659 0.24% 1.71% 0.26% 151.19%
10/31/2020 11.35 0.25 0.39 0.64 (0.27) — (0.27) 11.72 5.69% 733,795 0.23% 2.11% 0.25% 144.76%
10/31/2019 10.48 0.29 0.88 1.17 (0.30) — (0.30) 11.35 11.34% 629,550 0.24% 2.66% 0.26% 98.29%
10/31/2018 11.02 0.27 (0.53) (0.26) (0.28) — (0.28) 10.48 (2.38)% 580,462 0.26% 2.48% 0.26% 163.27%
Institutional Service Class Shares
4/30/2023 (Unaudited) 9.24 0.12 0.48 0.60 (0.12) — (0.12) 9.72 6.55% 5,926 0.47% 2.50% 0.56% 38.59%
10/31/2022 11.41 0.19 (1.98) (1.79) (0.21) (0.17) (0.38) 9.24 (16.07)% 8,036 0.48% 1.88% 0.54% 66.27%
10/31/2021 11.71 0.17 (0.27) (0.10) (0.20) — (0.20) 11.41 (0.85)% 9,411 0.50% 1.46% 0.52% 151.19%
10/31/2020 11.35 0.22 0.38 0.60 (0.24) — (0.24) 11.71 5.33% 9,072 0.48% 1.85% 0.50% 144.76%
10/31/2019 10.48 0.26 0.89 1.15 (0.28) — (0.28) 11.35 11.06% 7,394 0.49% 2.40% 0.51% 98.29%
10/31/2018 11.02 0.25 (0.53) (0.28) (0.26) — (0.26) 10.48 (2.59)% 3,157 0.50% 2.31% 0.50% 163.27%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

118 - Financial Highlights - April 30, 2023 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide International Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2023 (Unaudited) $ 6.79 $ 0.10 $ 1.54 $ 1.64 $ (0.02) $ — $ (0.02) $ 8.41 24.20% $ 343,342 0.69% 2.63% 0.74% 12.66%
10/31/2022 9.28 0.19 (2.29) (2.10) (0.39) — (0.39) 6.79 (23.43)% 241,567 0.70% 2.33% 0.73% 10.02%
10/31/2021 7.09 0.20 2.14 2.34 (0.15) — (0.15) 9.28 33.21% 317,180 0.73% 2.24% 0.73% 25.24%
10/31/2020 7.85 0.13 (0.65) (0.52) (0.13) (0.11) (0.24) 7.09 (6.93)% 166,664 0.75% 1.75% 0.75% 6.80%
10/31/2019 7.57 0.20 0.54 0.74 (0.29) (0.17) (0.46) 7.85 10.47% 191,579 0.74% 2.65% 0.74% 3.75%
10/31/2018 8.72 0.20 (0.82) (0.62) (0.22) (0.31) (0.53) 7.57 (7.62)% 198,584 0.71% 2.39% 0.71% 9.38%
Class C Shares
4/30/2023 (Unaudited) 6.27 0.06 1.43 1.49 — — — 7.76 23.76% 1,713 1.54% 1.62% 1.58% 12.66%
10/31/2022 8.60 0.12 (2.12) (2.00) (0.33) — (0.33) 6.27 (24.02)% 1,504 1.51% 1.61% 1.54% 10.02%
10/31/2021 6.58 0.11 2.00 2.11 (0.09) — (0.09) 8.60 32.20% 3,089 1.50% 1.31% 1.50% 25.24%
10/31/2020 7.32 0.07 (0.61) (0.54) (0.09) (0.11) (0.20) 6.58 (7.67)% 3,059 1.43% 1.09% 1.43% 6.80%
10/31/2019 7.08 0.14 0.50 0.64 (0.23) (0.17) (0.40) 7.32 9.75% 2,889 1.42% 1.97% 1.42% 3.75%
10/31/2018 8.21 0.13 (0.75) (0.62) (0.20) (0.31) (0.51) 7.08 (8.18)% 3,880 1.38% 1.70% 1.38% 9.38%
Class R Shares
4/30/2023 (Unaudited) 6.77 0.09 1.54 1.63 (0.01) — (0.01) 8.39 24.07% 28,231 1.04% 2.23% 1.09% 12.66%
10/31/2022 9.25 0.16 (2.28) (2.12) (0.36) — (0.36) 6.77 (23.65)% 21,788 1.05% 2.02% 1.08% 10.02%
10/31/2021 7.06 0.16 2.15 2.31 (0.12) — (0.12) 9.25 32.88% 29,219 1.04% 1.80% 1.04% 25.24%
10/31/2020 7.84 0.11 (0.67) (0.56) (0.11) (0.11) (0.22) 7.06 (7.37)% 21,325 1.05% 1.51% 1.05% 6.80%
10/31/2019 7.55 0.18 0.54 0.72 (0.26) (0.17) (0.43) 7.84 10.29% 10,553 1.04% 2.34% 1.04% 3.75%
10/31/2018 8.71 0.18 (0.82) (0.64) (0.21) (0.31) (0.52) 7.55 (7.88)% 7,414 1.02% 2.11% 1.02% 9.38%
Class R6 Shares
4/30/2023 (Unaudited) 6.85 0.12 1.55 1.67 (0.04) — (0.04) 8.48 24.36% 697,211 0.29% 2.96% 0.34% 12.66%
10/31/2022 9.35 0.22 (2.30) (2.08) (0.42) — (0.42) 6.85 (23.03)% 608,244 0.29% 2.70% 0.33% 10.02%
10/31/2021 7.14 0.22 2.17 2.39 (0.18) — (0.18) 9.35 33.69% 947,553 0.31% 2.51% 0.31% 25.24%
10/31/2020 7.90 0.16 (0.65) (0.49) (0.16) (0.11) (0.27) 7.14 (6.51)% 910,956 0.33% 2.18% 0.33% 6.80%
10/31/2019 7.62 0.23 0.55 0.78 (0.33) (0.17) (0.50) 7.90 11.02% 1,128,271 0.32% 3.02% 0.32% 3.75%
10/31/2018 8.76 0.23 (0.81) (0.58) (0.25) (0.31) (0.56) 7.62 (7.22)% 1,234,310 0.31% 2.74% 0.31% 9.38%
Institutional Service Class Shares
4/30/2023 (Unaudited) 6.83 0.13 1.54 1.67 (0.03) — (0.03) 8.47 24.43% 28,275 0.54% 3.35% 0.59% 12.66%
10/31/2022 9.33 0.20 (2.30) (2.10) (0.40) — (0.40) 6.83 (23.29)% 12,868 0.54% 2.51% 0.57% 10.02%
10/31/2021 7.13 0.22 2.15 2.37 (0.17) — (0.17) 9.33 33.38% 17,944 0.53% 2.43% 0.53% 25.24%
10/31/2020 7.89 0.15 (0.65) (0.50) (0.15) (0.11) (0.26) 7.13 (6.68)% 6,680 0.49% 2.04% 0.49% 6.80%
10/31/2019 7.61 0.22 0.54 0.76 (0.31) (0.17) (0.48) 7.89 10.78% 7,532 0.49% 2.96% 0.49% 3.75%
10/31/2018 8.76 0.22 (0.82) (0.60) (0.24) (0.31) (0.55) 7.61 (7.40)% 6,111 0.47% 2.61% 0.47% 9.38%

Index Funds - April 30, 2023 (Unaudited) - Financial Highlights - 119
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

120 - Financial Highlights - April 30, 2023 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Mid Cap Market Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2023 (Unaudited) $ 15.79 $ 0.09 $ 0.34 $ 0.43 $ (0.09) $ (1.23) $ (1.32) $ 14.90 2.94% $ 218,916 0.68% 1.13% 0.69% 6.77%
10/31/2022 20.33 0.14 (2.35) (2.21) (0.15) (2.18) (2.33) 15.79 (12.10)% 230,144 0.68% 0.84% 0.69% 15.40%
10/31/2021 14.17 0.12 6.57 6.69 (0.12) (0.41) (0.53) 20.33 47.93% 285,112 0.68% 0.64% 0.69% 15.98%
10/31/2020 15.21 0.12 (0.37) (0.25) (0.15) (0.64) (0.79) 14.17 (1.91)% 212,219 0.67% 0.88% 0.68% 18.95%
10/31/2019 17.09 0.15 0.81 0.96 (0.21) (2.63) (2.84) 15.21 8.25% 273,121 0.67% 1.00% 0.68% 16.22%(g)
10/31/2018 19.31 0.17 (0.01) 0.16 (0.19) (2.19) (2.38) 17.09 0.38% 289,155 0.67% 0.95% 0.68% 21.84%
Class C Shares
4/30/2023 (Unaudited) 13.82 0.03 0.30 0.33 (0.06) (1.23) (1.29) 12.86 2.56% 7,203 1.38% 0.43% 1.39% 6.77%
10/31/2022 18.12 0.02 (2.06) (2.04) (0.08) (2.18) (2.26) 13.82 (12.70)% 7,686 1.37% 0.15% 1.38% 15.40%
10/31/2021 12.69 — 5.88 5.88 (0.04) (0.41) (0.45) 18.12 47.06% 10,717 1.34% (0.02)% 1.35% 15.98%
10/31/2020 13.73 0.03 (0.35) (0.32) (0.08) (0.64) (0.72) 12.69 (2.65)% 9,267 1.36% 0.21% 1.37% 18.95%
10/31/2019 15.74 0.04 0.72 0.76 (0.14) (2.63) (2.77) 13.73 7.55% 15,301 1.36% 0.33% 1.37% 16.22%(g)
10/31/2018 17.99 0.04 0.01 0.05 (0.11) (2.19) (2.30) 15.74 (0.28)% 19,195 1.35% 0.26% 1.36% 21.84%
Class R Shares
4/30/2023 (Unaudited) 15.44 0.06 0.33 0.39 (0.07) (1.23) (1.30) 14.53 2.70% 17,787 1.00% 0.81% 1.01% 6.77%
10/31/2022 19.94 0.09 (2.29) (2.20) (0.12) (2.18) (2.30) 15.44 (12.32)% 18,210 0.97% 0.55% 0.98% 15.40%
10/31/2021 13.91 0.07 6.45 6.52 (0.08) (0.41) (0.49) 19.94 47.59% 20,005 0.93% 0.40% 0.94% 15.98%
10/31/2020 14.95 0.08 (0.37) (0.29) (0.11) (0.64) (0.75) 13.91 (2.23)% 14,720 0.99% 0.58% 1.00% 18.95%
10/31/2019 16.85 0.10 0.80 0.90 (0.17) (2.63) (2.80) 14.95 7.96% 20,786 0.99% 0.69% 1.00% 16.22%(g)
10/31/2018 19.09 0.12 (0.02) 0.10 (0.15) (2.19) (2.34) 16.85 0.03% 24,649 0.97% 0.64% 0.98% 21.84%
Class R6 Shares
4/30/2023 (Unaudited) 16.20 0.12 0.36 0.48 (0.13) (1.23) (1.36) 15.32 3.15% 398,072 0.26% 1.54% 0.27% 6.77%
10/31/2022 20.79 0.22 (2.41) (2.19) (0.22) (2.18) (2.40) 16.20 (11.73)% 397,089 0.26% 1.26% 0.27% 15.40%
10/31/2021 14.48 0.20 6.71 6.91 (0.19) (0.41) (0.60) 20.79 48.53% 516,702 0.26% 1.07% 0.27% 15.98%
10/31/2020 15.53 0.18 (0.38) (0.20) (0.21) (0.64) (0.85) 14.48 (1.52)% 455,058 0.27% 1.28% 0.28% 18.95%
10/31/2019 17.38 0.22 0.83 1.05 (0.27) (2.63) (2.90) 15.53 8.74% 511,165 0.27% 1.41% 0.28% 16.22%(g)
10/31/2018 19.60 0.25 (0.01) 0.24 (0.27) (2.19) (2.46) 17.38 0.78% 885,017 0.26% 1.36% 0.27% 21.84%
Institutional Service Class Shares
4/30/2023 (Unaudited) 16.20 0.10 0.35 0.45 (0.11) (1.23) (1.34) 15.31 2.96% 15,203 0.49% 1.32% 0.50% 6.77%
10/31/2022 20.79 0.18 (2.41) (2.23) (0.18) (2.18) (2.36) 16.20 (11.93)% 15,351 0.48% 1.04% 0.49% 15.40%
10/31/2021 14.47 0.16 6.72 6.88 (0.15) (0.41) (0.56) 20.79 48.32% 19,388 0.48% 0.83% 0.49% 15.98%
10/31/2020 15.52 0.16 (0.38) (0.22) (0.19) (0.64) (0.83) 14.47 (1.68)% 12,763 0.42% 1.14% 0.43% 18.95%
10/31/2019 17.37 0.18 0.83 1.01 (0.23) (2.63) (2.86) 15.52 8.48% 16,190 0.48% 1.19% 0.49% 16.22%(g)
10/31/2018 19.59 0.20 — 0.20 (0.23) (2.19) (2.42) 17.37 0.58% 22,233 0.48% 1.10% 0.49% 21.84%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Index Funds - April 30, 2023 (Unaudited) - Financial Highlights - 121
The accompanying notes are an integral part of these financial statements.
c
Nationwide NYSE Arca Tech 100 Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
4/30/2023 (Unaudited) $ 101.84 $ 0.28 $ 9.44 $ 9.72 $ (0.47) $ (15.04) $ (15.51) $ 96.05 10.56% $ 295,128 0.66% 0.58% 0.66% 0.00%
10/31/2022 139.18 0.65 (26.12) (25.47) (0.59) (11.28) (11.87) 101.84 (20.08)% 281,015 0.65% 0.56% 0.65% 4.64%
10/31/2021 104.27 0.43 40.06 40.49 (0.37) (5.21) (5.58) 139.18 39.93% 400,884 0.63% 0.33% 0.63% 5.39%
10/31/2020 93.06 0.65 12.46 13.11 (0.59) (1.31) (1.90) 104.27 14.23% 324,798 0.70% 0.66% 0.70% 4.82%
10/31/2019 81.72 0.71 13.02 13.73 (0.65) (1.74) (2.39) 93.06 17.34% 339,453 0.71% 0.82% 0.71% 19.57%
10/31/2018 78.46 0.48 5.83 6.31 (0.40) (2.65) (3.05) 81.72 8.22% 304,905 0.74% 0.57% 0.74% 17.24%
Class C Shares
4/30/2023 (Unaudited) 87.14 (0.07) 7.94 7.87 (0.17) (15.04) (15.21) 79.80 10.15%(f) 45,234 1.41% (0.16)% 1.41% 0.00%
10/31/2022 121.01 (0.17) (22.37) (22.54) (0.05) (11.28) (11.33) 87.14 (20.67)% 49,656 1.39% (0.17)% 1.39% 4.64%
10/31/2021 91.70 (0.43) 35.05 34.62 (0.10) (5.21) (5.31) 121.01 38.93% 74,423 1.36% (0.39)% 1.36% 5.39%
10/31/2020 82.29 (0.06) 11.00 10.94 (0.22) (1.31) (1.53) 91.70 13.42% 62,331 1.42% (0.07)% 1.42% 4.82%
10/31/2019 72.68 0.05 11.52 11.57 (0.22) (1.74) (1.96) 82.29 16.46% 64,137 1.46% 0.07% 1.46% 19.57%
10/31/2018 70.31 (0.12) 5.21 5.09 (0.07) (2.65) (2.72) 72.68 7.44% 59,925 1.46% (0.16)% 1.46% 17.24%
Class R6 Shares
4/30/2023 (Unaudited) 102.98 0.45 9.56 10.01 (0.70) (15.04) (15.74) 97.25 10.75% 23,142 0.32% 0.93% 0.32% 0.00%
10/31/2022 140.71 1.04 (26.41) (25.37) (1.08) (11.28) (12.36) 102.98 (19.81)% 23,631 0.31% 0.90% 0.31% 4.64%
10/31/2021 105.36 0.86 40.49 41.35 (0.79) (5.21) (6.00) 140.71 40.39% 26,005 0.30% 0.67% 0.30% 5.39%
10/31/2020 94.03 0.99 12.59 13.58 (0.94) (1.31) (2.25) 105.36 14.63% 23,808 0.35% 0.99% 0.35% 4.82%
10/31/2019 82.54 1.01 13.16 14.17 (0.94) (1.74) (2.68) 94.03 17.74% 19,103 0.37% 1.15% 0.37% 19.57%
10/31/2018 79.18 0.77 5.88 6.65 (0.64) (2.65) (3.29) 82.54 8.59% 15,336 0.39% 0.90% 0.39% 17.24%
Institutional Service Class Shares
4/30/2023 (Unaudited) 103.04 0.40 9.57 9.97 (0.62) (15.04) (15.66) 97.35 10.70% 178,421 0.43% 0.81% 0.43% 0.00%
10/31/2022 140.75 0.92 (26.45) (25.53) (0.90) (11.28) (12.18) 103.04 (19.91)% 177,791 0.43% 0.79% 0.43% 4.64%
10/31/2021 105.39 0.71 40.51 41.22 (0.65) (5.21) (5.86) 140.75 40.23% 286,140 0.42% 0.55% 0.42% 5.39%
10/31/2020 94.04 0.88 12.59 13.47 (0.81) (1.31) (2.12) 105.39 14.49% 225,683 0.48% 0.88% 0.48% 4.82%
10/31/2019 82.56 0.90 13.17 14.07 (0.85) (1.74) (2.59) 94.04 17.60% 255,111 0.49% 1.02% 0.49% 19.57%
10/31/2018 79.20 0.67 5.89 6.56 (0.55) (2.65) (3.20) 82.56 8.47% 188,241 0.50% 0.79% 0.50% 17.24%
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

122 - Financial Highlights - April 30, 2023 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide S&P 500 Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
4/30/2023 (Unaudited) $ 18.45 $ 0.11 $ 1.41 $ 1.52 $ (0.12) $ (0.08) $ (0.20) $ 19.77 8.31% $ 120,406 0.58% 1.22% 0.58% 0.55%
10/31/2022 22.85 0.19 (3.47) (3.28) (0.18) (0.94) (1.12) 18.45 (15.06)% 114,245 0.58% 0.95% 0.58% 4.17%
10/31/2021 16.22 0.18 6.62 6.80 (0.17) — (0.17) 22.85 42.09%(f) 145,028 0.60% 0.88% 0.60% 5.58%
10/31/2020 15.78 0.20 1.19 1.39 (0.25) (0.70) (0.95) 16.22 9.08%(f) 124,885 0.64% 1.27% 0.64% 2.79%
10/31/2019 16.28 0.26 1.51 1.77 (0.27) (2.00) (2.27) 15.78 13.64% 131,343 0.64% 1.75% 0.64% 4.25%(g)
10/31/2018 16.29 0.22 0.85 1.07 (0.25) (0.83) (1.08) 16.28 6.67% 132,086 0.59% 1.33% 0.59% 9.63%
Class C Shares
4/30/2023 (Unaudited) 17.85 0.05 1.36 1.41 (0.06) (0.08) (0.14) 19.12 7.95% 43,134 1.23% 0.57% 1.23% 0.55%
10/31/2022 22.17 0.06 (3.37) (3.31) (0.07) (0.94) (1.01) 17.85 (15.64)% 42,910 1.23% 0.30% 1.23% 4.17%
10/31/2021 15.76 0.04 6.44 6.48 (0.07) — (0.07) 22.17 41.23% 57,226 1.25% 0.22% 1.25% 5.58%
10/31/2020 15.36 0.10 1.16 1.26 (0.16) (0.70) (0.86) 15.76 8.36% 46,181 1.27% 0.65% 1.27% 2.79%
10/31/2019 15.92 0.17 1.45 1.62 (0.18) (2.00) (2.18) 15.36 12.85% 51,803 1.27% 1.14% 1.27% 4.25%(g)
10/31/2018 15.95 0.11 0.84 0.95 (0.15) (0.83) (0.98) 15.92 6.04% 46,120 1.24% 0.68% 1.24% 9.63%
Class R Shares
4/30/2023 (Unaudited) 18.33 0.08 1.40 1.48 (0.09) (0.08) (0.17) 19.64 8.12% 145,797 0.94% 0.85% 0.94% 0.55%
10/31/2022 22.72 0.12 (3.45) (3.33) (0.12) (0.94) (1.06) 18.33 (15.38)% 130,082 0.94% 0.59% 0.94% 4.17%
10/31/2021 16.14 0.11 6.59 6.70 (0.12) — (0.12) 22.72 41.62% 129,054 0.94% 0.55% 0.94% 5.58%
10/31/2020 15.71 0.15 1.19 1.34 (0.21) (0.70) (0.91) 16.14 8.72% 116,748 0.94% 0.94% 0.94% 2.79%
10/31/2019 16.23 0.24 1.49 1.73 (0.25) (2.00) (2.25) 15.71 13.40% 92,128 0.84% 1.59% 0.84% 4.25%(g)
10/31/2018 16.24 0.19 0.86 1.05 (0.23) (0.83) (1.06) 16.23 6.53% 71,548 0.76% 1.16% 0.76% 9.63%
Class R6 Shares
4/30/2023 (Unaudited) 18.66 0.15 1.41 1.56 (0.15) (0.08) (0.23) 19.99 8.48% 245,398 0.19% 1.60% 0.19% 0.55%
10/31/2022 23.10 0.27 (3.50) (3.23) (0.27) (0.94) (1.21) 18.66 (14.74)% 218,922 0.19% 1.34% 0.19% 4.17%
10/31/2021 16.39 0.26 6.70 6.96 (0.25) — (0.25) 23.10 42.72% 261,107 0.19% 1.28% 0.19% 5.58%
10/31/2020 15.94 0.27 1.20 1.47 (0.32) (0.70) (1.02) 16.39 9.53% 203,736 0.20% 1.70% 0.20% 2.79%
10/31/2019 16.43 0.34 1.51 1.85 (0.34) (2.00) (2.34) 15.94 14.09% 168,300 0.19% 2.29% 0.19% 4.25%(g)
10/31/2018 16.42 0.29 0.87 1.16 (0.32) (0.83) (1.15) 16.43 7.19% 2,047,162 0.17% 1.76% 0.17% 9.63%
Institutional Service Class Shares
4/30/2023 (Unaudited) 18.59 0.13 1.42 1.55 (0.13) (0.08) (0.21) 19.93 8.43% 449,044 0.44% 1.35% 0.44% 0.55%
10/31/2022 23.03 0.22 (3.51) (3.29) (0.21) (0.94) (1.15) 18.59 (15.00)% 378,475 0.44% 1.09% 0.44% 4.17%
10/31/2021 16.34 0.21 6.68 6.89 (0.20) — (0.20) 23.03 42.37% 448,834 0.44% 1.03% 0.44% 5.58%
10/31/2020 15.89 0.23 1.20 1.43 (0.28) (0.70) (0.98) 16.34 9.28% 359,249 0.45% 1.46% 0.45% 2.79%
10/31/2019 16.38 0.30 1.51 1.81 (0.30) (2.00) (2.30) 15.89 13.84% 372,474 0.45% 1.96% 0.45% 4.25%(g)
10/31/2018 16.38 0.25 0.86 1.11 (0.28) (0.83) (1.11) 16.38 6.88% 329,181 0.42% 1.51% 0.42% 9.63%
Service Class Shares
4/30/2023 (Unaudited) 18.47 0.11 1.41 1.52 (0.12) (0.08) (0.20) 19.79 8.29% 234,410 0.59% 1.21% 0.59% 0.55%
10/31/2022 22.88 0.19 (3.48) (3.29) (0.18) (0.94) (1.12) 18.47 (15.09)% 225,636 0.59% 0.94% 0.59% 4.17%
10/31/2021 16.23 0.18 6.64 6.82 (0.17) — (0.17) 22.88 42.20%(f) 280,550 0.59% 0.88% 0.59% 5.58%
10/31/2020 15.80 0.21 1.18 1.39 (0.26) (0.70) (0.96) 16.23 9.04%(f) 230,025 0.60% 1.31% 0.60% 2.79%
10/31/2019 16.30 0.27 1.50 1.77 (0.27) (2.00) (2.27) 15.80 13.68% 254,151 0.60% 1.79% 0.60% 4.25%(g)
10/31/2018 16.30 0.23 0.86 1.09 (0.26) (0.83) (1.09) 16.30 6.75% 271,668 0.57% 1.37% 0.57% 9.63%

Index Funds - April 30, 2023 (Unaudited) - Financial Highlights - 123
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(g) Portfolio turnover excludes securities received or delivered in-kind.

124 - Financial Highlights - April 30, 2023 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Small Cap Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2023 (Unaudited) $ 10.21 $ 0.06 $ (0.43) $ (0.37) $ (0.05) $ (0.07) $ (0.12) $ 9.72 (3.64)% $ 135,273 0.68% 1.25% 0.74% 4.37%
10/31/2022 13.51 0.08 (2.51) (2.43) (0.08) (0.79) (0.87) 10.21 (18.96)% 136,871 0.68% 0.77% 0.77% 17.43%
10/31/2021 9.06 0.04 4.46 4.50 (0.05) — (0.05) 13.51 49.71% 173,269 0.70% 0.35% 0.74% 19.96%
10/31/2020 9.76 0.06 (0.05) 0.01 (0.07) (0.64) (0.71) 9.06 (0.36)% 127,384 0.70% 0.72% 0.74% 15.29%
10/31/2019 13.58 0.08 (0.03) (g) 0.05 (0.11) (3.76) (3.87) 9.76 4.35% 153,310 0.70% 0.82% 0.75% 17.17%(h)
10/31/2018 15.79 0.11 0.14 0.25 (0.12) (2.34) (2.46) 13.58 1.30% 217,457 0.70% 0.72% 0.72% 26.86%
Class C Shares
4/30/2023 (Unaudited) 9.18 0.03 (0.40) (0.37) (0.03) (0.07) (0.10) 8.71 (4.04)% 3,059 1.36% 0.57% 1.43% 4.37%
10/31/2022 12.26 0.01 (2.27) (2.26) (0.03) (0.79) (0.82) 9.18 (19.49)% 3,386 1.38% 0.07% 1.47% 17.43%
10/31/2021 8.27 (0.04) 4.06 4.02 (0.03) — (0.03) 12.26 48.61% 4,550 1.40% (0.34)% 1.44% 19.96%
10/31/2020 8.99 — (0.05) (0.05) (0.03) (0.64) (0.67) 8.27 (1.05)% 3,685 1.40% 0.04% 1.44% 15.29%
10/31/2019 12.86 0.01 (0.06) (g) (0.05) (0.06) (3.76) (3.82) 8.99 3.60% 5,532 1.37% 0.15% 1.42% 17.17%(h)
10/31/2018 15.10 0.01 0.15 0.16 (0.06) (2.34) (2.40) 12.86 0.68% 7,242 1.38% 0.06% 1.41% 26.86%
Class R Shares
4/30/2023 (Unaudited) 9.95 0.05 (0.42) (0.37) (0.04) (0.07) (0.11) 9.47 (3.75)% 21,836 1.01% 0.93% 1.07% 4.37%
10/31/2022 13.20 0.05 (2.46) (2.41) (0.05) (0.79) (0.84) 9.95 (19.25)% 22,939 0.99% 0.46% 1.08% 17.43%
10/31/2021 8.87 — 4.37 4.37 (0.04) — (0.04) 13.20 49.30% 25,924 1.01% 0.04% 1.05% 19.96%
10/31/2020 9.59 0.03 (0.06) (0.03) (0.05) (0.64) (0.69) 8.87 (0.79)% 15,382 1.01% 0.40% 1.05% 15.29%
10/31/2019 13.42 0.05 (0.03) (g) 0.02 (0.09) (3.76) (3.85) 9.59 4.11% 14,664 1.01% 0.50% 1.05% 17.17%(h)
10/31/2018 15.64 0.06 0.15 0.21 (0.09) (2.34) (2.43) 13.42 0.99% 11,587 1.00% 0.42% 1.03% 26.86%
Class R6 Shares
4/30/2023 (Unaudited) 10.58 0.09 (0.45) (0.36) (0.07) (0.07) (0.14) 10.08 (3.40)% 54,797 0.26% 1.67% 0.32% 4.37%
10/31/2022 13.97 0.14 (2.61) (2.47) (0.13) (0.79) (0.92) 10.58 (18.64)% 54,435 0.26% 1.19% 0.35% 17.43%
10/31/2021 9.35 0.10 4.60 4.70 (0.08) — (0.08) 13.97 50.39% 71,282 0.28% 0.78% 0.32% 19.96%
10/31/2020 10.05 0.10 (0.06) 0.04 (0.10) (0.64) (0.74) 9.35 0.04% 64,779 0.28% 1.14% 0.32% 15.29%
10/31/2019 13.87 0.13 (0.04) (g) 0.09 (0.15) (3.76) (3.91) 10.05 4.76% 69,935 0.28% 1.26% 0.33% 17.17%(h)
10/31/2018 16.06 0.18 0.15 0.33 (0.18) (2.34) (2.52) 13.87 1.79% 188,961 0.28% 1.19% 0.30% 26.86%
Institutional Service Class Shares
4/30/2023 (Unaudited) 10.56 0.08 (0.45) (0.37) (0.06) (0.07) (0.13) 10.06 (3.51)% 6,553 0.49% 1.47% 0.56% 4.37%
10/31/2022 13.95 0.12 (2.61) (2.49) (0.11) (0.79) (0.90) 10.56 (18.79)% 8,076 0.41% 1.04% 0.50% 17.43%
10/31/2021 9.34 0.08 4.59 4.67 (0.06) — (0.06) 13.95 50.09% 12,273 0.47% 0.58% 0.51% 19.96%
10/31/2020 10.04 0.08 (0.06) 0.02 (0.08) (0.64) (0.72) 9.34 (0.22)% 6,288 0.53% 0.88% 0.57% 15.29%
10/31/2019 13.85 0.10 (0.03) (g) 0.07 (0.12) (3.76) (3.88) 10.04 4.53% 5,679 0.53% 0.99% 0.58% 17.17%(h)
10/31/2018 16.06 0.13 0.16 0.29 (0.16) (2.34) (2.50) 13.85 1.49% 7,034 0.50% 0.86% 0.53% 26.86%

Index Funds - April 30, 2023 (Unaudited) - Financial Highlights - 125
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement on Operations due to share transactions for the period.
(h) Portfolio turnover excludes securities received or delivered in-kind.

126 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Index Funds
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2023, the
Trust operates forty-seven (47) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the six (6) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Bond Index Fund (“Bond Index”)
Nationwide International Index Fund (“International Index”)
Nationwide Mid Cap Market Index Fund (“Mid Cap Market Index”)
Nationwide NYSE Arca Tech 100 Index Fund (“NYSE Arca Tech 100 Index”)
Nationwide S&P 500 Index Fund (“S&P 500 Index”)
Nationwide Small Cap Index Fund (“Small Cap Index”)
The Funds, as applicable, currently offer Class A, Class C, Class R, Class R6, Institutional Service Class and Service
Class shares. Class C shares convert to Class A shares eight years after their purchase as described in each Fund’s prospectus.
Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

Index Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 127
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and

128 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Index Funds
liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2023. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Bond Index
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 235,436 $ – $ 235,436
Commercial Mortgage-Backed Securities – 4,747,388 – 4,747,388
Corporate Bonds – 65,979,430 – 65,979,430
Foreign Government Securities – 4,025,929 – 4,025,929
Mortgage-Backed Securities – 71,971,024 – 71,971,024
Municipal Bonds – 2,312,750 – 2,312,750
Repurchase Agreement – 1,616,231 – 1,616,231
Supranational – 3,280,459 – 3,280,459
U.S. Government Agency Securities – 2,974,368 – 2,974,368
U.S. Treasury Obligations – 109,303,261 – 109,303,261
Total $ – $ 266,446,276 $ – $ 266,446,276
International Index
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 17,604,878 $ – $ 17,604,878
Air Freight & Logistics – 6,630,848 – 6,630,848
Automobile Components – 6,876,140 – 6,876,140
Automobiles – 33,153,943 – 33,153,943
Banks – 99,964,942 – 99,964,942
Beverages 879,822 22,795,284 – 23,675,106
Biotechnology 55,749 10,397,449 – 10,453,198
Broadline Retail – 8,402,036 – 8,402,036
Building Products – 11,627,899 – 11,627,899
Capital Markets 183,367 28,114,620 – 28,297,987
Chemicals – 31,979,136 – 31,979,136
Commercial Services & Supplies – 4,335,637 – 4,335,637
Communications Equipment – 2,701,277 – 2,701,277
Construction & Engineering – 9,207,499 – 9,207,499
Construction Materials – 6,436,350 – 6,436,350
Consumer Staples Distribution & Retail – 14,886,819 – 14,886,819
Containers & Packaging – 1,218,602 – 1,218,602
Distributors – 339,068 – 339,068
Diversified Consumer Services – 747,679 – 747,679
Diversified REITs – 2,724,590 – 2,724,590
Diversified Telecommunication Services – 21,459,833 – 21,459,833
Electric Utilities – 20,835,319 – 20,835,319
Electrical Equipment – 19,248,922 – 19,248,922
Electronic Equipment, Instruments &
Components – 15,804,203 – 15,804,203
Energy Equipment & Services – 451,510 – 451,510
Entertainment 1,912,476 7,178,878 – 9,091,354
Financial Services 307,664 13,005,973 – 13,313,637
Food Products – 36,704,050 – 36,704,050
Gas Utilities – 3,635,277 – 3,635,277
Ground Transportation 263,637 6,532,722 – 6,796,359
Health Care Equipment & Supplies – 22,871,863 – 22,871,863
Health Care Providers & Services – 3,428,515 – 3,428,515

Index Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 129
Level 1 Level 2 Level 3 Total
Assets:
Health Care Technology $ – $ 746,386 $ – $ 746,386
Hotel & Resort REITs – 8,421 – 8,421
Hotels, Restaurants & Leisure – 19,885,639 – 19,885,639
Household Durables – 13,463,415 – 13,463,415
Household Products – 7,938,228 – 7,938,228
Independent Power and Renewable
Electricity Producers – 2,910,567 – 2,910,567
Industrial Conglomerates 487,427 16,903,674 – 17,391,101
Industrial REITs – 4,184,641 – 4,184,641
Insurance – 56,344,308 – 56,344,308
Interactive Media & Services – 2,272,779 – 2,272,779
IT Services 323,972 7,851,914 – 8,175,886
Leisure Products – 2,048,511 – 2,048,511
Life Sciences Tools & Services – 5,933,136 – 5,933,136
Machinery – 32,579,571 – 32,579,571
Marine Transportation – 3,706,998 – 3,706,998
Media – 4,612,808 – 4,612,808
Metals & Mining – 35,742,792 – 35,742,792
Multi-Utilities – 9,186,335 – 9,186,335
Office REITs – 1,734,062 – 1,734,062
Oil, Gas & Consumable Fuels – 49,516,928 – 49,516,928
Paper & Forest Products – 3,209,141 – 3,209,141
Passenger Airlines – 1,607,883 – 1,607,883
Personal Care Products – 23,383,959 – 23,383,959
Pharmaceuticals 2,252,454 102,314,762 – 104,567,216
Professional Services – 16,877,536 – 16,877,536
Real Estate Management & Development 289,068 13,209,979 – 13,499,047
Retail REITs – 4,145,827 – 4,145,827
Semiconductors & Semiconductor
Equipment – 32,326,394 – 32,326,394
Software 1,187,864 15,639,332 – 16,827,196
Specialty Retail – 8,543,675 166,001 8,709,676
Technology Hardware, Storage & Peripherals – 4,547,808 – 4,547,808
Textiles, Apparel & Luxury Goods – 38,170,071 – 38,170,071
Tobacco – 8,724,758 – 8,724,758
Trading Companies & Distributors 633,486 17,129,676 – 17,763,162
Transportation Infrastructure – 4,378,300 – 4,378,300
Water Utilities – 1,258,108 – 1,258,108
Wireless Telecommunication Services – 11,457,602 – 11,457,602
Total Common Stocks $ 8,776,986 $ 1,075,797,685 $ 166,001 $ 1,084,740,672
Futures Contracts# 22,627 – – 22,627
Repurchase Agreement – 12,983,828 – 12,983,828
Total Assets $ 8,799,613 $ 1,088,781,513 $ 166,001 $ 1,097,747,127
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (31,796) $ – $ – $ (31,796)
Total Liabilities $ (31,796) $ – $ – $ (31,796)
Total $ 8,767,817 $ 1,088,781,513 $ 166,001 $ 1,097,715,331
Mid Cap Market Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 653,795,179 $ – $ – $ 653,795,179
Futures Contracts# 13,081 – – 13,081
Repurchase Agreement – 4,417,219 – 4,417,219
Total $ 653,808,260 $ 4,417,219 $ – $ 658,225,479

130 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Index Funds
NYSE Arca Tech 100 Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 535,651,333 $ – $ – $ 535,651,333
Futures Contracts# 73,004 – – 73,004
Repurchase Agreement – 2,683,135 – 2,683,135
Total $ 535,724,337 $ 2,683,135 $ – $ 538,407,472
S&P 500 Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,234,777,315 $ – $ – $ 1,234,777,315
Futures Contracts# 34,830 – – 34,830
Repurchase Agreement – 682,623 – 682,623
Total $ 1,234,812,145 $ 682,623 $ – $ 1,235,494,768
Small Cap Index
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 2,399,899 $ – $ – $ 2,399,899
Air Freight & Logistics 642,557 – – 642,557
Automobile Components 3,131,869 – – 3,131,869
Automobiles 346,243 – – 346,243
Banks 17,699,779 – – 17,699,779
Beverages 1,385,065 – – 1,385,065
Biotechnology 16,187,694 – – 16,187,694
Broadline Retail 193,609 – – 193,609
Building Products 3,264,977 – – 3,264,977
Capital Markets 3,699,499 – – 3,699,499
Chemicals 4,695,994 – – 4,695,994
Commercial Services & Supplies 3,289,602 – – 3,289,602
Communications Equipment 1,575,258 – – 1,575,258
Construction & Engineering 3,759,954 – – 3,759,954
Construction Materials 349,879 – – 349,879
Consumer Finance 1,638,718 – – 1,638,718
Consumer Staples Distribution & Retail 1,351,158 – – 1,351,158
Containers & Packaging 750,051 – – 750,051
Distributors 48,121 – – 48,121
Diversified Consumer Services 2,306,339 – – 2,306,339
Diversified REITs 1,217,337 – – 1,217,337
Diversified Telecommunication Services 1,682,680 – – 1,682,680
Electric Utilities 1,741,794 – – 1,741,794
Electrical Equipment 3,042,886 – – 3,042,886
Electronic Equipment, Instruments &
Components 5,291,345 – – 5,291,345
Energy Equipment & Services 4,465,726 – – 4,465,726
Entertainment 910,178 – – 910,178
Financial Services 4,226,890 – – 4,226,890
Food Products 2,788,356 – – 2,788,356
Gas Utilities 2,359,760 – – 2,359,760
Ground Transportation 1,566,122 – – 1,566,122
Health Care Equipment & Supplies 9,286,305 – – 9,286,305
Health Care Providers & Services 5,706,988 – – 5,706,988
Health Care REITs 1,318,351 – – 1,318,351
Health Care Technology 1,210,924 – – 1,210,924
Hotel & Resort REITs 1,940,779 – – 1,940,779
Hotels, Restaurants & Leisure 6,181,616 – – 6,181,616
Household Durables 4,515,158 – – 4,515,158

Index Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 131
Level 1 Level 2 Level 3 Total
Assets:
Household Products $ 657,572 $ – $ – $ 657,572
Independent Power and Renewable
Electricity Producers 1,036,367 – – 1,036,367
Industrial Conglomerates 46,150 – – 46,150
Industrial REITs 1,618,372 – – 1,618,372
Insurance 4,874,439 – – 4,874,439
Interactive Media & Services 1,531,836 – – 1,531,836
IT Services 926,237 – – 926,237
Leisure Products 1,011,045 – – 1,011,045
Life Sciences Tools & Services 1,558,206 – – 1,558,206
Machinery 8,651,571 – – 8,651,571
Marine Transportation 561,746 – – 561,746
Media 1,687,314 – – 1,687,314
Metals & Mining 3,876,064 – – 3,876,064
Mortgage Real Estate Investment Trusts
(REITs) 2,521,092 – – 2,521,092
Multi-Utilities 1,122,314 – – 1,122,314
Office REITs 928,604 – – 928,604
Oil, Gas & Consumable Fuels 9,715,979 – – 9,715,979
Paper & Forest Products 230,102 – – 230,102
Passenger Airlines 747,572 – – 747,572
Personal Care Products 2,028,856 – – 2,028,856
Pharmaceuticals 3,835,970 – 43,505 3,879,475
Professional Services 5,452,862 – – 5,452,862
Real Estate Management & Development 1,368,871 – – 1,368,871
Residential REITs 1,053,746 – – 1,053,746
Retail REITs 3,184,794 – – 3,184,794
Semiconductors & Semiconductor
Equipment 5,658,140 – – 5,658,140
Software 10,705,392 – – 10,705,392
Specialized REITs 1,084,293 – – 1,084,293
Specialty Retail 5,822,294 – – 5,822,294
Technology Hardware, Storage & Peripherals 938,726 – – 938,726
Textiles, Apparel & Luxury Goods 1,756,575 – – 1,756,575
Tobacco 351,582 – – 351,582
Trading Companies & Distributors 3,869,253 – – 3,869,253
Water Utilities 1,066,566 – – 1,066,566
Wireless Telecommunication Services 292,194 – – 292,194
Total Common Stocks $ 219,942,156 $ – $ 43,505 $ 219,985,661
Repurchase Agreement – 4,777,446 – 4,777,446
Rights – – 98 98
Total Assets $ 219,942,156 $ 4,777,446 $ 43,603 $ 224,763,205
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (20,446) $ – $ – $ (20,446)
Total Liabilities $ (20,446) $ – $ – $ (20,446)
Total $ 219,921,710 $ 4,777,446 $ 43,603 $ 224,742,759
#
Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
As of April 30, 2023, Small Cap Index held one right investment and four common stock investments that were categorized as
Level 3 investments which were each valued at $0.

132 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Index Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of April 30, 2023, Funds that had overdrawn balances were as follows:
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of
International Index
Common
Stocks Total
Balance as of 10/31/2022 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) 4,632 4,632
Purchases — —
Sales (4,632) (4,632)
Change in Unrealized Appreciation/Depreciation 72,556 72,556
Transfers into Level 3 93,445 93,445
Transfers out of Level 3 — —
Balance as of 4/30/2023 $ 166,001 $ 166,001
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 4/30/2023 ** $ 72,556 $ 72,556
Small Cap Index
Common
Stocks Rights Total
Balance as of 10/31/2022 $ — $ — $ —
Accrued Accretion/(Amortization) — — —
Realized Gains (Losses) — 10,300 10,300
Purchases* — — —
Sales — (10,300) (10,300)
Change in Unrealized Appreciation/Depreciation 43,505 — 43,505
Transfers into Level 3 — 98 98
Transfers out of Level 3 — — —
Balance as of 4/30/2023 $ 43,505 $ 98 $ 43,603
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 4/30/2023
** $ 43,505 $ — $ 43,505
* Purchases include all purchases of securities and securities received in corporate actions.
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."
Fund
U.S. Dollar
Amount
International Index $ 535,149

Index Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 133
operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of April 30, 2023:
International Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 22,627
Total $ 22,627

134 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Index Funds
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2023:
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (31,796)
Total $ (31,796)
Mid Cap Market Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 13,081
Total $ 13,081
NYSE Arca Tech 100 Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 73,004
Total $ 73,004
S&P 500 Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 34,830
Total $ 34,830
Small Cap Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (20,446)
Total $ (20,446)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
International Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 1,324,931
Total $ 1,324,931
Mid Cap Market Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 960,036
Total $ 960,036
NYSE Arca Tech 100 Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 313,483
Total $ 313,483

Index Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 135
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended April 30, 2023:
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended April 30,
2023:
S&P 500 Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 852,743
Total $ 852,743
Small Cap Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (17,018)
Total $ (17,018)
International Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (244,814)
Total $ (244,814)
Mid Cap Market Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (499,384)
Total $ (499,384)
NYSE Arca Tech 100 Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 79,849
Total $ 79,849
S&P 500 Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (230,741)
Total $ (230,741)
Small Cap Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (134,653)
Total $ (134,653)
International Index
Futures Contracts:
Average Notional Balance Long $ 8,829,560
Mid Cap Market Index
Futures Contracts:
Average Notional Balance Long $ 6,693,549

136 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Index Funds
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. As of April 30, 2023, certain Funds have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
(e) TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced,” trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
(f) Securities Lending
During the six months ended April 30, 2023, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
NYSE Arca Tech 100 Index
Futures Contracts:
Average Notional Balance Long $ 3,160,982
S&P 500 Index
Futures Contracts:
Average Notional Balance Long $ 10,133,382
Small Cap Index
Futures Contracts:
Average Notional Balance Long $ 2,371,732

Index Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 137
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2023, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of April 30, 2023, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(g) Joint Repurchase Agreements
During the six months ended April 30, 2023, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission ("SEC"), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Bond Index $ 1,616,231
International Index 12,983,828
Mid Cap Market Index 4,417,219
NYSE Arca Tech 100 Index 2,683,135
S&P 500 Index 682,623
Small Cap Index 4,777,446
As of April 30, 2023, the joint repos on a gross basis were as follows:
CF Secured, LLC, 4.77%, dated 4/28/2023, due 5/1/2023, repurchase price $105,903,970, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 7.63%, maturing 5/15/2023 - 2/15/2053; total market value $112,676,341.

138 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Index Funds
As of April 30, 2023, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
Bond Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,616,231 $ – $ 1,616,231 $ (1,616,231) $ –
Total $ 1,616,231 $ – $ 1,616,231 $ (1,616,231) $ –
International Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 12,983,828 $ – $ 12,983,828 $ (12,983,828) $ –
Total $ 12,983,828 $ – $ 12,983,828 $ (12,983,828) $ –
Mid Cap Market Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 4,417,219 $ – $ 4,417,219 $ (4,417,219) $ –
Total $ 4,417,219 $ – $ 4,417,219 $ (4,417,219) $ –

Index Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 139
(h) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date
NYSE Arca Tech 100 Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 2,683,135 $ – $ 2,683,135 $ (2,683,135) $ –
Total $ 2,683,135 $ – $ 2,683,135 $ (2,683,135) $ –
S&P 500 Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 682,623 $ – $ 682,623 $ (682,623) $ –
Total $ 682,623 $ – $ 682,623 $ (682,623) $ –
Small Cap Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 4,777,446 $ – $ 4,777,446 $ (4,777,446) $ –
Total $ 4,777,446 $ – $ 4,777,446 $ (4,777,446) $ –
* As of April 30, 2023, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

140 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Index Funds
and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(i) Distributions to Shareholders
Distributions from net investment income, if any, are declared daily and paid monthly for Bond Index, and are declared and paid quarterly for International Index, Mid Cap Market Index, S&P 500 Index, Small Cap Index, and NYSE Arca Tech 100
Index. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(j) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(k) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.

Index Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 141
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(l) European Union (“EU”) Reclaims
As a result of several court cases, certain funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements until payments are received by the Fund. For U.S. income tax purposes, when EU reclaims are received by the Fund and the Fund previously passed foreign tax credit on to its shareholders, the Fund may enter into a closing agreement with the Internal Revenue Service ("IRS") in order to pay the associated tax liability on behalf of the Fund’s shareholders.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of April 30, 2023, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended April 30, 2023, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
Bond Index BlackRock Investment Management, LLC ("BlackRock")
International Index BlackRock
Mid Cap Market Index BlackRock
NYSE Arca Tech 100 Index Mellon Investments Corporation
S&P 500 Index BlackRock
Small Cap Index BlackRock
Fund Fee Schedule
Advisory Fee
(annual rate)
Bond Index Up to $1.5 billion 0.185%
$1.5 billion up to $3 billion 0.145%
$3 billion and more 0.135%
International Index Up to $1.5 billion 0.245%
$1.5 billion up to $3 billion 0.205%
$3 billion and more 0.195%
Mid Cap Market Index Up to $1.5 billion 0.195%
$1.5 billion up to $3 billion 0.175%
$3 billion and more 0.165%
NYSE Arca Tech 100 Index Up to $50 million 0.448%
$50 million up to $250 million 0.248%
$250 million up to $500 million 0.198%
$500 million and more 0.148%
S&P 500 Index Up to $1.5 billion 0.125%
$1.5 billion up to $3 billion 0.105%
$3.0 billion and more 0.095%
Small Cap Index Up to $1.5 billion 0.19%
$1.5 billion up to $3 billion 0.17%
$3 billion and more 0.16%

142 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Index Funds
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until February 29, 2024.
During the six months ended April 30, 2023, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the six months ended April 30, 2023, the effective advisory fee rates before and after contractual advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 29,
2024.
f
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
Fund
Advisory Fee
Waiver
(annual rate)
Mid Cap Market Index 0.01%
Small Cap Index 0.02
Fund Amount
Mid Cap Market Index $ 33,517
Small Cap Index 22,421
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Bond Index 0.18 % N/A 0.10%
International Index 0.24 N/A 0.20
Mid Cap Market Index 0.20 0.19% 0.19
NYSE Arca Tech 100 Index 0.24 N/A 0.24
S&P 500 Index 0.12 N/A 0.12
Small Cap Index 0.19 0.17 0.13
N/A — Not Applicable.
Fund Classes
Amount
(annual rate)
Bond Index All Classes 0.22%
International Index All Classes 0.29
Mid Cap Market Index All Classes 0.30
NYSE Arca Tech 100 Index All Classes 0.68
S&P 500 Index All Classes 0.21
Small Cap Index All Classes 0.28

Index Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 143
As of April 30, 2023, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
As of April 30, 2023, there were no cumulative potential reimbursements which could be reimbursed to NFA.
During the six months ended April 30, 2023, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2023, NFM earned an aggregate of $637,461 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2023, the Funds’ aggregate portion of such costs amounted to $8,615.
Fund
Fiscal Year 2020
Amount
Fiscal Year 2021
Amount
Fiscal Year 2022
Amount
Six Months Ended
April 30, 2023
Amount Total
Bond Index $ — $ — $ — $ 112,012 $ 112,012
International Index — — — 234,761 234,761
Mid Cap Market Index — — — — —
NYSE Arca Tech 100 Index — — — — —
S&P 500 Index — — — — —
Small Cap Index 3,578 54,788 174,873 49,947 283,186
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

144 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Index Funds
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. International Index, Mid Cap Market
Index, NYSE Arca Tech 100 Index, S&P 500 Index and Small Cap Index Class A sales charges range from 0.00% to 5.75%, and
Bond Index Class A sales charges range from 0.00% to 2.25% based on the amount of the purchase. During the six months ended April 30, 2023, the Funds imposed aggregate front-end sales charges of $101,861. From these fees, NFD retained a portion amounting to $14,105.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions made within 18 months of purchase and Class C shares redemptions made within 1 year of purchase. Applicable Class A CDSCs are 0.75% for Bond Index and 1.00% for International Index, Mid Cap Market
Index, NYSE Arca Tech 100 Index, S&P 500 Index and Small Cap Index. Class C CDSCs are 1.00% for all Funds. During the
six months ended April 30, 2023, the Funds imposed aggregate CDSCs of $184. NFD retained all of the CDSCs imposed by the
Funds.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class C, Class R, Institutional Service Class and Service Class shares of each Fund.
For the six months ended April 30, 2023, the effective rates for administrative services fees were as follows:
Fund
Class A
Shares
Class C
Shares (a)
Class R
Shares (b)
Service Class
Shares
Bond Index 0.25% 1.00% N/A N/A
International Index 0.25 1.00 0.50% N/A
Mid Cap Market Index 0.25 1.00 0.50 N/A
NYSE Arca Tech 100 Index 0.25 1.00 N/A N/A
S&P 500 Index 0.25 1.00 0.50 0.15%
Small Cap Index 0.25 1.00 0.50 N/A
N/A — Not Applicable.
(a) For Class C Shares, 0.25% of the rate may be a service fee and 0.75% may be a distribution fee.
(b) For Class R Shares, 0.25% of the rate may be either a service fee or distribution fee.
Fund Class A Class C Class R
Institutional
Service Class Service Class
Bond Index 0.17% 0.05% N/A 0.25% N/A
International Index 0.15 0.25 0.25% 0.25 N/A
Mid Cap Market Index 0.17 0.12 0.24 0.23 N/A
NYSE Arca Tech 100 Index 0.09 0.09 N/A 0.11 N/A
S&P 500 Index 0.14 0.04 0.25 0.25 0.25%
Small Cap Index 0.17 0.10 0.25 0.23 N/A
N/A — Not Applicable.

Index Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 145
For the six months ended April 30, 2023, each Fund’s total administrative services fees were as follows:
As of April 30, 2023, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
Cross trades for the six months ended April 30, 2023 were executed by certain Funds pursuant to procedures adopted by the
Board of Trustees of the Funds to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust, or between a Fund and other series of NVIT. The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.
Pursuant to these procedures, for the six months ended April 30, 2023, the Funds that engaged in securities purchases and sales which resulted in net realized gain (loss), as applicable, were as follows:
4. Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023.
During the six months ended April 30, 2023, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate
Fund Amount
Bond Index $ 202,469
International Index 277,063
Mid Cap Market Index 237,255
NYSE Arca Tech 100 Index 245,545
S&P 500 Index 1,039,239
Small Cap Index 153,910
Fund
% of Shares
Outstanding
Owned
Bond Index 71.04%
International Index 84.26
Mid Cap Market Index 72.99
NYSE Arca Tech 100 Index 0.89
S&P 500 Index 42.29
Small Cap Index 54.45
Fund
Purchases
at Cost
Sales
Proceeds
Net Realized
Gain/Loss
Mid Cap Market Index $ 230,526 $ – $ –
Small Cap Index 1,229 115,197 (10,082)

146 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Index Funds
on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended April 30, 2023, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the six months ended April 30, 2023, purchases and sales of securities (excluding short-term securities) were as follows:
For the
six months ended April 30, 2023
, purchases and sales of U.S. Government securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(b) TBA Commitments
TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. When entering into
TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
(c) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which
Fund Purchases
*
Sales
*
Bond Index $ 115,219,387 $ 97,506,521
International Index 139,762,696 126,343,163
Mid Cap Market Index 45,575,797 68,504,977
NYSE Arca Tech 100 Index – 46,215,707
S&P 500 Index 51,293,598 6,342,055
Small Cap Index 16,213,496 9,845,022
* Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Bond Index $ 25,481,095 $ 15,138,845

Index Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 147
will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

148 - Notes to Financial Statements - April 30, 2023 (Unaudited) - Index Funds
(d) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(e) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On October 26, 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports. Tailored Shareholder Reports are
concise and visually engaging streamlined annual and semiannual reports that will focus on fund expenses, performance, certain portfolio holdings, and certain other retail-oriented information. Additional in-depth information is available online and for delivery free of charge to investors on request. The rule became effective in January 2023 and there is an 18-month transition period after the effective date with a compliance date of July 2024. Management is currently evaluating the implications of the changes and the impact on financial statement disclosures and reporting requirements.
9. Other
As of April 30, 2023, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
10. Federal Tax Information
I
As of April 30, 2023, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Fund % of Shares
Number of
Accounts
Bond Index 77.61% 3(a)
International Index 43.70 3(a)
Mid Cap Market Index 40.73 3(a)
NYSE Arca Tech 100 Index — —
S&P 500 Index 66.57 6(a)
Small Cap Index 50.21 3(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Bond Index $ 289,450,381 $ 1,418,323 $ (24,422,428) $ (23,004,105)
International Index 726,385,860 408,631,183 (37,301,712) 371,329,471
Mid Cap Market Index 495,501,646 207,550,952 (44,827,119) 162,723,833
NYSE Arca Tech 100 Index 168,949,207 384,970,526 (15,512,261) 369,458,265
S&P 500 Index 728,195,625 559,661,212 (52,362,069) 507,299,143
Small Cap Index 214,934,681 61,667,771 (51,859,693) 9,808,078

Index Funds - April 30, 2023 (Unaudited) - Notes to Financial Statements - 149
11. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
12. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

150 - Supplemental Information - April 30, 2023 (Unaudited) - Index Funds
Nationwide Bond Index Fund
Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide NYSE Arca Tech 100 Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (each a “Sub-Adviser”)
(together, the “Advisory Agreements”) must be approved for each series of the Trust (individually a “Fund” and collectively the
“Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2022 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
• A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2022)
compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding one or more other share classes.) An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds and advised the
Independent Trustees in connection with their consideration of the data provided by Broadridge and related matters.
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be an important factor in its deliberations.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser or a Sub-Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation of the firm based on information that was provided. In such cases, the Trustees determined that the omission of any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2022 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and

Index Funds - April 30, 2023 (Unaudited) - Supplemental Information - 151
materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each meeting with Independent Legal Counsel. At the Trustees’ regular quarterly meeting in
December 2022, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the
Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.
• The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.
• The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel;
the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the
Adviser’s valuation and valuation oversight capabilities.
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Advisers.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.
With respect to Nationwide Small Cap Index Fund and Nationwide NYSE Arca Tech 100 Index Fund, the Trustees considered that the actual management fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of the Funds were lower than the medians of the Fund’s peer group. With respect to Nationwide S&P 500 Index Fund, the Trustees noted that the actual management fee was in line with its peer group median (within one basis point) and its total expense ratio (including 12b-1/non-
12b-1 fees) was within the third comparative quintile. With respect to each of the other Funds other than the Nationwide Bond
Index Fund, the Trustees noted that although the Fund was shown to pay actual management fees at a level higher than its peer group median, the Fund’s total expense ratio was within five basis points of its peer group median. With respect to Nationwide
Bond Index Fund, the Trustees considered that the Fund’s peer expense group was too small to allow for useful comparisons, but that the Fund’s actual management fees did not appear out of line with management fees paid by other index funds generally on the basis available to the Trustees.
In considering the performance of each of the Funds, the Trustees considered principally the gross investment performance of the Funds, which should reflect the success of the Fund in tracking the return of its benchmark index without taking into account the effect of the Fund’s expenses and without taking into account any of the Fund’s earnings from securities lending activities. The Trustees noted that the three-year gross investment performance of each of the Funds equaled or exceeded the performance of the Fund’s benchmark index, other than the Nationwide Bond Index Fund and the Nationwide Mid Cap Market
Index Fund, whose performance was within nine basis points and four basis points, respectively, of their respective benchmarks.
The Trustees determined that those returns were consistent with a conclusion that each Fund’s investment advisory arrangements were appropriately designed to provide a return approximating that of the Fund’s benchmark index.

152 - Supplemental Information - April 30, 2023 (Unaudited) - Index Funds
The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreements.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds. The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-
Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2022.
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Mutual Funds (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”).  The Trust’s Board of Trustees (the “Board”) has designated
Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a Liquidity Risk
Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets.  The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets.  Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1)
the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;  and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.  Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the  investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.   Each
Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 13, 2023, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2021 through November 30, 2022. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

Index Funds - April 30, 2023 (Unaudited) - Management Information - 153
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 47 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

154 - Management Information - April 30, 2023 (Unaudited) - Index Funds
Interested Trustee
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 116
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Index Funds - April 30, 2023 (Unaudited) - Management Information - 155
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Kevin T. Jestice
Year of Birth Positions Held with Funds and Length of Time Served
1980 President, Chief Executive Officer and Principal Executive Officer since March 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Jestice is President and Chief Executive Officer of Nationwide Funds Group and is a Senior Vice President of Nationwide Mutual Insurance
Company.
=
1
He previously served as Vice President of Internal Sales and Service (ISS) and Institutional Investments Distribution (IID) for Nationwide
Financial Services, Inc. Prior to joining Nationwide in 2020, Mr. Jestice served as Principal, Head of Enterprise Advice and as Principal, Head of
Institutional Investor Services at The Vanguard Group, Inc. for more than 13 years.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1963 Senior Vice President and Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group and is a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the Trust’s Treasurer and Principal Financial Officer, and served temporarily as the Trust’s President,
Chief Executive Officer and Principal Executive Officer from September 2022 until March 2023.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
1
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
1

156 - Market Index Definitions - April 30, 2023 (Unaudited) - Index Funds
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Index Funds - April 30, 2023 (Unaudited) - Market Index Definitions - 157
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

158 - Market Index Definitions - April 30, 2023 (Unaudited) - Index Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the info rmation on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.

Index Funds - April 30, 2023 (Unaudited) - Market Index Definitions - 159
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

160 - Market Index Definitions - April 30, 2023 (Unaudited) - Index Funds
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

Index Funds - April 30, 2023 (Unaudited) - Glossary - 161
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds.
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

162 - Glossary - April 30, 2023 (Unaudited) - Index Funds
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500
®
Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market Capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Mutual Fund: A pooled, diversified portfolio of securities managed by a professional portfolio manager. The pooled funds come from individual investors who purchase shares of the mutual fund.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.

Index Funds - April 30, 2023 (Unaudited) - Glossary - 163
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Share: Also known as stocks or shares of stock, are a portion of ownership of a company’s equity. The value of a share is based on how the company divided its equity into units. Shares entitle the share owner to a portion of the company’s profits (or gain in stock price). This also applies to a drop in the stock price, as the value of the share will go down with it.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-IDX (6-23)
Call 800-848-0920 to request a summary prospectus , statutory prospec tus, or SAI. You can also download regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
T he Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of
Nationwid e Mutual Insurance Company. © 2023

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a)   (1) Disclose that the registrant’s board of directors has determined that the registrant either:

                                (i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2)   If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. § 80a-2(a)(19)).

(3)   If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e)       (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N- CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Not Applicable: The additional information required by this item is required only in an annual report on the Form N-CSR.

Item 5.    Audit Committee of Listed Registrants.

(a)

If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR
§
240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C.
§
78c(a)(58)(A)).  If the registrant has such a committee, however designated, identify each committee member.  If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C.
§
78c(a)(58)(B)), so state.

Not Applicable.

(b)

If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR
§
240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not Applicable.

Item 6.    Investments.

(a)

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of the Regulation S-X [17 CFR § 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)

If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclosed the following information for each such divested security:

(1)

Name of the issuer;

(2)

Exchange ticker symbol;

(3)

Committee on Uniform Securities Identification Procedures (“CUSIP”) number;

(4)

Total number of shares or, for debt securities, principal amount divested;
(5)

Date(s) that the securities were divested;

(6)

If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and

(7)

Name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested.

This Item 6(b) shall terminate one year after the date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. § 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR
§
240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C.
§
781).

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR
§
240.14a-101)), or this Item.

Not Applicable.

Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s
principal executive officer and principal financial officer have concluded
, based on their
evaluation of the
registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures, as most-recently amended and restated as of June 13, 2023, are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i)
accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure
; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting
(as defined in Rule 30a-3(d) under the Act (17 CFR
§
270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

                If the registrant is a closed-end management company, provide the information specified in paragraphs (a) and (b) of this item relating to the securities lending activities of the registrant.

Not Applicable.

Item 13. Exhibits.

(a) File the exhibits listed below as part of this Form.

 (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

 (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2 (a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                           NATIONWIDE MUTUAL FUNDS

By (Signature and Title)                    ___/s David Majewski____________
Name:    David Majewski
Title:      Principal Financial Officer
Date:      June 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                                                NATIONWIDE MUTUAL FUNDS

By (Signature and Title)                    ____/s Kevin T. Jestice____________
Name:    Kevin T. Jestice
Title:      Principal Executive Officer
Date:      June 21, 2023

                                                                NATIONWIDE MUTUAL FUNDS

By (Signature and Title)                     ___/s David Majewski___________
Name:    David Majewski
Title:      Principal Financial Officer
Date:      June 21, 2023

*
Print the name and title of each signing officer under his or her signature.